UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03213

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: December 31, 2017

Date of reporting period: January 1, 2017 through June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

Semiannual Report

June 30, 2017 (Unaudited)

American Funds NVIT Asset Allocation Fund

Contents
Message to Investors	1
Economic Review	3
Financial Statements	6
Notes to Financial Statements	10
Management Information	15
Market Index Definitions	20

SAR-AM-AA 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Shareholder Expense Example	American Funds NVIT Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Asset Allocation Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,079.40	3.30	0.64
	Hypothetical	(c)(d)	1,000.00	1,021.62	3.21	0.64

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

5

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

American Funds NVIT Asset Allocation Fund
Assets:
Investment in Master Fund (cost $5,167,453,207) (Note 2(a))	$6,518,083,085
Receivable for investment sold	230,058
Receivable for capital shares issued	32,880
Prepaid expenses	35,337

Total Assets	6,518,381,360

Liabilities:
Payable for capital shares redeemed	262,937
Accrued expenses and other payables:
Fund administration fees	118,826
Master feeder service provider fee	537,021
Distribution fees	1,345,728
Administrative servicing fees	1,288,368
Accounting and transfer agent fees	1,872
Custodian fees	28,897
Compliance program costs (Note 3)	6,245
Professional fees	15,126
Printing fees	32,502

Total Liabilities	3,637,522

Net Assets	$6,514,743,838

Represented by:
Capital	$4,633,433,165
Accumulated undistributed net investment income	72,737,931
Accumulated net realized gains from investment	457,942,864
Net unrealized appreciation/(depreciation) from investment	1,350,629,878

Net Assets	$6,514,743,838

Net Assets:
Class II Shares	$6,514,743,838

Total	$6,514,743,838

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	254,840,713

Total	254,840,713

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$25.56

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

American Funds NVIT Asset Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$20,585,115

Total Income	20,585,115

EXPENSES:
Fund administration fees	695,654
Master feeder service provider fees	7,902,530
Distribution fees Class II Shares	7,902,530
Administrative servicing fees Class II Shares	7,902,530
Professional fees	107,004
Printing fees	75,291
Trustee fees	96,869
Custodian fees	109,862
Accounting and transfer agent fees	2,867
Compliance program costs (Note 3)	12,885
Other	57,805

Total expenses before fees waived	24,865,827

Master feeder service provider fees waived (Note 3)	(4,743,395)

Net Expenses	20,122,432

NET INVESTMENT INCOME	462,683

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	294,033,331
Net realized gains from investment transactions	21,505,336

Net realized gains from investment	315,538,667

Net change in unrealized appreciation/(depreciation) from investment	165,761,098

Net realized/unrealized gains from investment	481,299,765

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$481,762,448

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	American Funds NVIT Asset Allocation Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$462,683	$71,471,860
Net realized gains from investment	315,538,667	146,402,967
Net change in unrealized appreciation/(depreciation) from investment	165,761,098	281,584,566

Change in net assets resulting from operations	481,762,448	499,459,393

Distributions to Shareholders From:
Net investment income:
Class II	–	(112,198,430)
Net realized gains:
Class II	–	(355,370,826)

Change in net assets from shareholder distributions	–	(467,569,256)

Change in net assets from capital transactions	(49,025,303)	544,670,090

Change in net assets	432,737,145	576,560,227

Net Assets:
Beginning of period	6,082,006,693	5,505,446,466

End of period	$6,514,743,838	$6,082,006,693

Accumulated undistributed net investment income at end of period	$72,737,931	$72,275,248

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$60,525,782	$196,834,443
Dividends reinvested	–	467,569,256
Cost of shares redeemed	(109,551,085)	(119,733,609)

Total Class II Shares	(49,025,303)	544,670,090

Change in net assets from capital transactions	$(49,025,303)	$544,670,090

SHARE TRANSACTIONS:
Class II Shares
Issued	2,438,469	8,294,456
Reinvested	–	20,337,941
Redeemed	(4,411,408)	(5,077,367)

Total Class II Shares	(1,972,939)	23,555,030

Total change in shares	(1,972,939)	23,555,030

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Asset Allocation Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$23.68	–	1.88	1.88	–	–	–	$25.56	7.94%	$6,514,743,838	0.64%	0.01%	0.79%	1.78%
Year Ended December 31, 2016	$23.60	0.30	1.77	2.07	(0.48)	(1.51)	(1.99)	$23.68	9.00%	$6,082,006,693	0.64%	1.25%	0.79%	2.10%
Year Ended December 31, 2015	$24.90	0.31	(0.13)	0.18	(0.36)	(1.12)	(1.48)	$23.60	0.98%	$5,505,446,466	0.64%	1.27%	0.79%	2.20%
Year Ended December 31, 2014	$23.98	0.27	0.93	1.20	(0.24)	(0.04)	(0.28)	$24.90	4.99%	$5,383,130,851	0.64%	1.12%	0.79%	1.85%
Year Ended December 31, 2013	$19.70	0.25	4.32	4.57	(0.28)	(0.01)	(0.29)	$23.98	23.28%	$5,010,755,558	0.64%	1.13%	0.79%	1.95%
Year Ended December 31, 2012	$17.24	0.30	2.40	2.70	(0.24)	–	(0.24)	$19.70	15.72%	$3,864,951,690	0.64%	1.62%	0.79%	1.56%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expenses do not include expenses from the Master Fund.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Asset Allocation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2017 was 27.56%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

10

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s security valuation policies.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely

11

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. Effective May 1, 2017, NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services according to the schedule below.

Fee Waiver Schedule(a)
Up to $6.4 billion	0.15%
$6.4 billion and more	0.16%

(a)	For the period May 1, 2017 through June 30, 2017. This waiver remains in effect until May 1, 2018.

Prior to May 1, 2017, NFM waived 0.15% of the fees NFM received for providing the Fund with non-investment advisory master-feeder operational support services.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $695,654 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

12

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $12,885.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $7,902,530.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $358,501,415 and sales of $112,956,603 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$5,170,650,029	$1,347,433,056	$—	$1,347,433,056

Amount designated as “—“ is zero or has been rounded to zero

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

15

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

16

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

17

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

18

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

19

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

20

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

21

Semiannual Report

June 30, 2017 (Unaudited)

American Funds NVIT Bond Fund

Contents
Message to Investors	1
Economic Review	3
Financial Statements	6
Notes to Financial Statements	10
Management Information	15
Market Index Definitions	20

SAR-AM-BD 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Shareholder Expense Example	American Funds NVIT Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Bond Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,022.10	3.21	0.64
	Hypothetical	(c)(d)	1,000.00	1,021.62	3.21	0.64

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund's expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

5

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

American Funds NVIT Bond Fund
Assets:
Investment in Master Fund (cost $2,606,098,805) (Note 2(a))	$2,596,244,276
Receivable for capital shares issued	1,026,084
Prepaid expenses	13,857

Total Assets	2,597,284,217

Liabilities:
Payable for investment purchased	1,024,816
Payable for capital shares redeemed	1,267
Accrued expenses and other payables:
Fund administration fees	48,968
Master feeder service provider fee	212,543
Distribution fees	533,368
Administrative servicing fees	497,933
Accounting and transfer agent fees	712
Custodian fees	9,788
Compliance program costs (Note 3)	2,442
Professional fees	8,522
Printing fees	28,691

Total Liabilities	2,369,050

Net Assets	$2,594,915,167

Represented by:
Capital	$2,530,324,441
Accumulated undistributed net investment income	39,909,872
Accumulated net realized gains from investment	34,535,383
Net unrealized appreciation/(depreciation) from investment	(9,854,529)

Net Assets	$2,594,915,167

Net Assets:
Class II Shares	$2,594,915,167

Total	$2,594,915,167

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	224,376,704

Total	224,376,704

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.56

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

American Funds NVIT Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$14,728,457

Total Income	14,728,457

EXPENSES:
Fund administration fees	284,545
Master feeder service provider fees	3,102,153
Distribution fees Class II Shares	3,102,153
Administrative servicing fees Class II Shares	3,102,153
Professional fees	45,274
Printing fees	53,518
Trustee fees	38,168
Custodian fees	41,832
Accounting and transfer agent fees	1,169
Compliance program costs (Note 3)	4,990
Other	20,660

Total expenses before fees waived	9,796,615

Master feeder service provider fees waived (Note 3)	(1,862,631)

Net Expenses	7,933,984

NET INVESTMENT INCOME	6,794,473

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	37,405,606
Net realized gains from investment transactions	1,020,789

Net realized gains from investment	38,426,395

Net change in unrealized appreciation/(depreciation) from investment	11,476,948

Net realized/unrealized gains from investment	49,903,343

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$56,697,816

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$6,794,473	$29,648,681
Net realized gains from investment	38,426,395	14,281,633
Net change in unrealized appreciation/(depreciation) from investment	11,476,948	2,656,643

Change in net assets resulting from operations	56,697,816	46,586,957

Distributions to Shareholders From:
Net investment income:
Class II	—	(56,234,987)
Net realized gains:
Class II	—	(7,764,427)

Change in net assets from shareholder distributions	—	(63,999,414)

Change in net assets from capital transactions	221,637,633	349,506,579

Change in net assets	278,335,449	332,094,122

Net Assets:
Beginning of period	2,316,579,718	1,984,485,596

End of period	$2,594,915,167	$2,316,579,718

Accumulated undistributed net investment income at end of period	$39,909,872	$33,115,399

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$227,915,822	$347,389,636
Dividends reinvested	—	63,999,414
Cost of shares redeemed	(6,278,189)	(61,882,471)

Total Class II Shares	221,637,633	349,506,579

Change in net assets from capital transactions	$221,637,633	$349,506,579

SHARE TRANSACTIONS:
Class II Shares
Issued	20,016,530	29,784,710
Reinvested	—	5,517,191
Redeemed	(546,354)	(5,396,361)

Total Class II Shares	19,470,176	29,905,540

Total change in shares	19,470,176	29,905,540

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$11.31	0.03	0.22	0.25	–	–	—	$11.56	2.21%	$2,594,915,167	0.64%	0.55%	0.79%	0.28%
Year Ended December 31, 2016	$11.34	0.16	0.15	0.31	(0.30)	(0.04)	(0.34)	$11.31	2.65%	$2,316,579,718	0.64%	1.37%	0.79%	2.74%
Year Ended December 31, 2015	$11.53	0.16	(0.19)	(0.03)	(0.16)	–	(0.16)	$11.34	(0.23%)	$1,984,485,596	0.64%	1.35%	0.79%	2.38%
Year Ended December 31, 2014	$11.22	0.18	0.37	0.55	(0.14)	(0.10)	(0.24)	$11.53	4.98%	$1,780,497,319	0.64%	1.61%	0.79%	5.32%
Year Ended December 31, 2013	$11.73	0.18	(0.49)	(0.31)	(0.20)	–	(0.20)	$11.22	(2.57%)	$1,529,419,945	0.64%	1.54%	0.79%	0.90%
Year Ended December 31, 2012	$11.43	0.26	0.31	0.57	(0.27)	–	(0.27)	$11.73	4.97%	$1,264,772,354	0.64%	2.21%	0.79%	2.71%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expenses do not include expenses from the Master Fund.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are integral part of financial statements

9

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2017 was 24.71%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

10

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s security valuation policies.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely

11

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. Effective May 1, 2017, NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services according to the schedule below.

Fee Waiver Schedule (a)
Up to $2.5 billion	0.15%
$2.5 billion and more	0.16%
(a)	For the period May 1, 2017 through June 30, 2017. This waiver remains in effect until May 1, 2018.

Prior to May 1, 2017, NFM waived 0.15% of the fees NFM received for providing the Fund with non-investment advisory master-feeder operational support services.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $284,545 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

12

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $4,990.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $3,102,153.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $272,889,480 and sales of $6,971,884 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,616,774,490	$—	$(20,530,214)	$(20,530,214)

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

15

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

16

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

17

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

18

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

19

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

20

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

21

Semiannual Report

June 30, 2017 (Unaudited)

American Funds NVIT Global Growth Fund

Contents
Message to Investors	1
Economic Review	3
Financial Statements	6
Notes to Financial Statements	10
Management Information	15
Market Index Definitions	20

SAR-AM-GG 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Shareholder Expense Example	American Funds NVIT Global Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Global Growth Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,183.70	3.63	0.67
	Hypothetical	(c)(d)	1,000.00	1,021.47	3.36	0.67

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

5

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

American Funds NVIT Global Growth Fund
Assets:
Investment in Master Fund (cost $313,618,508) (Note 2(a))	$354,531,740
Receivable for investment sold	194,994
Receivable for capital shares issued	40,791
Prepaid expenses	1,793

Total Assets	354,769,318

Liabilities:
Payable for capital shares redeemed	235,785
Accrued expenses and other payables:
Fund administration fees	9,402
Master feeder service provider fee	29,308
Distribution fees	73,274
Administrative servicing fees	71,495
Accounting and transfer agent fees	106
Custodian fees	1,545
Compliance program costs (Note 3)	326
Professional fees	6,559
Printing fees	30,932
Other	3,723

Total Liabilities	462,455

Net Assets	$354,306,863

Represented by:
Capital	$276,823,441
Accumulated undistributed net investment income	1,846,954
Accumulated net realized gains from investment	34,723,236
Net unrealized appreciation/(depreciation) from investment	40,913,232

Net Assets	$354,306,863

Net Assets:
Class II Shares	$354,306,863

Total	$354,306,863

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	11,337,034

Total	11,337,034

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$31.25

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

American Funds NVIT Global Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$422,406

Total Income	422,406

EXPENSES:
Fund administration fees	54,159
Master feeder service provider fees	412,102
Distribution fees Class II Shares	412,102
Administrative servicing fees Class II Shares	412,102
Professional fees	11,355
Printing fees	37,483
Trustee fees	5,071
Custodian fees	5,577
Accounting and transfer agent fees	252
Compliance program costs (Note 3)	659
Other	3,518

Total expenses before fees waived	1,354,380

Master feeder service provider fees waived (Note 3)	(247,262)

Net Expenses	1,107,118

NET INVESTMENT LOSS	(684,712)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	10,398,654
Net realized gains from investment transactions	6,072,158

Net realized gains from investment	16,470,812

Net change in unrealized appreciation/(depreciation) from investment	39,620,268

Net realized/unrealized gains from investment	56,091,080

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$55,406,368

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	American Funds NVIT Global Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(684,712)	$1,516,584
Net realized gains from investment	16,470,812	32,240,560
Net change in unrealized appreciation/(depreciation) from investment	39,620,268	(32,842,608)

Change in net assets resulting from operations	55,406,368	914,536

Distributions to Shareholders From:
Net investment income:
Class II	–	(4,458,528)
Net realized gains:
Class II	–	(28,465,908)

Change in net assets from shareholder distributions	–	(32,924,436)

Change in net assets from capital transactions	(734,925)	29,528,700

Change in net assets	54,671,443	(2,481,200)

Net Assets:
Beginning of period	299,635,420	302,116,620

End of period	$354,306,863	$299,635,420

Accumulated undistributed net investment income at end of period	$1,846,954	$2,531,666

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$17,415,965	$25,772,981
Dividends reinvested	–	32,924,436
Cost of shares redeemed	(18,150,890)	(29,168,717)

Total Class II Shares	(734,925)	29,528,700

Change in net assets from capital transactions	$(734,925)	$29,528,700

SHARE TRANSACTIONS:
Class II Shares
Issued	612,290	928,291
Reinvested	–	1,217,169
Redeemed	(623,879)	(1,045,402)

Total Class II Shares	(11,589)	1,100,058

Total change in shares	(11,589)	1,100,058

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Global Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$26.40	(0.06)	4.91	4.85	–	–	–	$31.25	18.37%	$354,306,863	0.67%	(0.41%	)	0.82%	4.11%
Year Ended December 31, 2016	$29.48	0.14	–	0.14	(0.44)	(2.78)	(3.22)	$26.40	0.19%	$299,635,420	0.67%	0.52%		0.82%	8.36%
Year Ended December 31, 2015	$30.78	0.21	1.68	1.89	(0.21)	(2.98)	(3.19)	$29.48	6.54%	$302,116,620	0.67%	0.65%		0.82%	6.09%
Year Ended December 31, 2014	$30.44	0.24	0.32	0.56	(0.22)	–	(0.22)	$30.78	1.84%	$260,705,224	0.67%	0.78%		0.82%	6.40%
Year Ended December 31, 2013	$23.75	0.24	6.55	6.79	(0.10)	–	(0.10)	$30.44	28.64%	$242,918,854	0.68%	0.89%		0.83%	7.29%
Year Ended December 31, 2012	$19.62	0.11	4.21	4.32	(0.19)	–	(0.19)	$23.75	22.09%	$176,549,306	0.69%	0.49%		0.84%	9.73%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expenses do not include expenses from the Master Fund.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Global Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2017 was 6.06%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

10

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s security valuation policies.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of

11

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. Effective May 1, 2017, NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services according to the schedule below.

Fee Waiver Schedule (a)
Up to $2 billion	0.15%
$2 billion and more	0.16%

(a)	For the period May 1, 2017 through June 30, 2017. This waiver remains in effect until May 1, 2018.

Prior to May 1, 2017, NFM waived 0.15% of the fees NFM received for providing the Fund with non-investment advisory master-feeder operational support services.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $54,159 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

12

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $659.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $412,102.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $22,603,509 and sales of $13,598,302 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$321,043,972	$33,487,768	$—	$33,487,768

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

15

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

16

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

17

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

18

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

19

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

20

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

21

Semiannual Report

June 30, 2017 (Unaudited)

American Funds NVIT Growth Fund

Contents
Message to Investors	1
Economic Review	3
Financial Statements	6
Notes to Financial Statements	10
Management Information	15
Market Index Definitions	20

SAR-AM-GR 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Shareholder Expense Example	American Funds NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Growth Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,147.80	3.51	0.66
	Hypothetical	(c)(d)	1,000.00	1,021.52	3.31	0.66

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

5

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

American Funds NVIT Growth Fund
Assets:
Investment in Master Fund (cost $520,594,041) (Note 2(a))	$584,463,879
Receivable for capital shares issued	4,290,800
Prepaid expenses	3,037

Total Assets	588,757,716

Liabilities:
Payable for investment purchased	4,262,707
Payable for capital shares redeemed	28,093
Accrued expenses and other payables:
Fund administration fees	13,424
Master feeder service provider fee	48,010
Distribution fees	120,034
Administrative servicing fees	119,739
Accounting and transfer agent fees	160
Custodian fees	1,955
Compliance program costs (Note 3)	537
Professional fees	6,356
Printing fees	30,756
Other	3,459

Total Liabilities	4,635,230

Net Assets	$584,122,486

Represented by:
Capital	$440,392,276
Accumulated undistributed net investment income	953,383
Accumulated net realized gains from investment	78,906,989
Net unrealized appreciation/(depreciation) from investment	63,869,838

Net Assets	$584,122,486

Net Assets:
Class II Shares	$584,122,486

Total	$584,122,486

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	6,837,559

Total	6,837,559

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$85.43

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

American Funds NVIT Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$920,604

Total Income	920,604

EXPENSES:
Fund administration fees	77,370
Master feeder service provider fees	683,128
Distribution fees Class II Shares	683,128
Administrative servicing fees Class II Shares	683,128
Professional fees	14,651
Printing fees	38,756
Trustee fees	8,455
Custodian fees	8,920
Accounting and transfer agent fees	338
Compliance program costs (Note 3)	1,107
Other	5,078

Total expenses before fees waived	2,204,059

Master feeder service provider fees waived (Note 3)	(409,879)

Net Expenses	1,794,180

NET INVESTMENT LOSS	(873,576)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	54,876,951
Net realized gains from investment transactions	5,355,745

Net realized gains from investment	60,232,696

Net change in unrealized appreciation/(depreciation) from investment	14,961,849

Net realized/unrealized gains from investment	75,194,545

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$74,320,969

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	American Funds NVIT Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(873,576)	$1,827,293
Net realized gains from investment	60,232,696	44,307,802
Net change in unrealized appreciation/(depreciation) from investment	14,961,849	(5,562,296)

Change in net assets resulting from operations	74,320,969	40,572,799

Distributions to Shareholders From:
Net investment income:
Class II	–	(1,054,448)
Net realized gains:
Class II	–	(98,382,695)

Change in net assets from shareholder distributions	–	(99,437,143)

Change in net assets from capital transactions	9,305,620	83,004,714

Change in net assets	83,626,589	24,140,370

Net Assets:
Beginning of period	500,495,897	476,355,527

End of period	$584,122,486	$500,495,897

Accumulated undistributed net investment income at end of period	$953,383	$1,826,959

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$31,256,226	$28,834,475
Dividends reinvested	–	99,437,143
Cost of shares redeemed	(21,950,606)	(45,266,904)

Total Class II Shares	9,305,620	83,004,714

Change in net assets from capital transactions	$9,305,620	$83,004,714

SHARE TRANSACTIONS:
Class II Shares
Issued	383,155	363,093
Reinvested	–	1,400,523
Redeemed	(270,311)	(557,728)

Total Class II Shares	112,844	1,205,888

Total change in shares	112,844	1,205,888

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$74.43	(0.13)	11.13	11.00	–	–	–	$85.43	14.78%	$584,122,486	0.66%	(0.32%	)	0.81%	3.27%
Year Ended December 31, 2016	$86.31	0.32	6.60	6.92	(0.20)	(18.60)	(18.80)	$74.43	9.06%	$500,495,897	0.65%	0.39%		0.80%	8.45%
Year Ended December 31, 2015	$84.05	0.20	5.05	5.25	(0.64)	(2.35)	(2.99)	$86.31	6.43%	$476,355,527	0.65%	0.23%		0.80%	6.31%
Year Ended December 31, 2014	$78.12	0.67	5.63	6.30	(0.37)	–	(0.37)	$84.05	8.07%	$432,443,067	0.66%	0.83%		0.81%	6.28%
Year Ended December 31, 2013	$60.46	0.39	17.49	17.88	(0.22)	–	(0.22)	$78.12	29.61%	$386,091,305	0.66%	0.56%		0.81%	6.15%
Year Ended December 31, 2012	$51.61	0.22	8.76	8.98	(0.13)	–	(0.13)	$60.46	17.40%	$283,502,456	0.67%	0.39%		0.82%	5.58%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expenses do not include expenses from the Master Fund.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2017 was 2.48%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

10

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s security valuation policies.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely

11

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

understood administrative practices and precedents. Each year, the he Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. Effective May 1, 2017, NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services according to the schedule below.

Fee Waiver Schedule (a)
Up to $2 billion	0.15%
$2 billion and more	0.16%

(a)	For the period May 1, 2017 through June 30, 2017. This waiver remains in effect until May 1, 2018.

Prior to May 1, 2017, NFM waived 0.15% of the fees NFM received for providing the Fund with non-investment advisory master-feeder operational support services.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $77,370 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

12

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $1,107.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $683,128.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $81,317,546 and sales of $17,974,611 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

13

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$545,266,472	$39,197,407	$—	$39,197,407

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

15

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

16

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

17

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

18

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

19

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

20

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

21

Semiannual Report

June 30, 2017 (Unaudited)

American Funds NVIT Growth-Income Fund

Contents
Message to Investors	1
Economic Review	3
Financial Statements	6
Notes to Financial Statements	10
Management Information	15
Market Index Definitions	20

SAR-AM-GI 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Shareholder Expense Example	American Funds NVIT Growth-Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Growth-Income Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,095.60	3.33	0.64
	Hypothetical	(c)(d)	1,000.00	1,021.62	3.21	0.64

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

5

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

American Funds NVIT Growth-Income Fund
Assets:
Investment in Master Fund (cost $2,608,920,063) (Note 2(a))	$2,859,584,630
Receivable for capital shares issued	868,808
Prepaid expenses	15,239

Total Assets	2,860,468,677

Liabilities:
Payable for investment purchased	867,278
Payable for capital shares redeemed	1,530
Accrued expenses and other payables:
Fund administration fees	53,645
Master feeder service provider fee	233,765
Distribution fees	587,757
Administrative servicing fees	552,015
Accounting and transfer agent fees	797
Custodian fees	10,688
Compliance program costs (Note 3)	2,679
Professional fees	9,457
Printing fees	32,061

Total Liabilities	2,351,672

Net Assets	$2,858,117,005

Represented by:
Capital	$2,088,729,242
Accumulated undistributed net investment income	39,280,202
Accumulated net realized gains from investment	479,442,994
Net unrealized appreciation/(depreciation) from investment	250,664,567

Net Assets	$2,858,117,005

Net Assets:
Class II Shares	$2,858,117,005

Total	$2,858,117,005

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	50,485,949

Total	50,485,949

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$56.61

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations

For the Six months Ended June 30, 2017 (Unaudited)

American Funds NVIT Growth-Income Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$7,895,201

Total Income	7,895,201

EXPENSES:
Fund administration fees	311,652
Master feeder service provider fees	3,418,727
Distribution fees Class II Shares	3,418,727
Administrative servicing fees Class II Shares	3,418,727
Professional fees	49,833
Printing fees	55,392
Trustee fees	41,912
Custodian fees	45,953
Accounting and transfer agent fees	1,293
Compliance program costs (Note 3)	5,596
Other	23,287

Total expenses before fees waived	10,791,099

Master feeder service provider fees waived (Note 3)	(2,053,496)

Net Expenses	8,737,603

NET INVESTMENT LOSS	(842,402)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gains distributions from Master Fund	182,115,979
Net realized gains from investment transactions	44,325,539
Net realized gains from investment	226,441,518

Net change in unrealized appreciation/(depreciation) from investment	22,888,648

Net realized/unrealized gains from investment	249,330,166

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$248,487,764

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets

	American Funds NVIT Growth-Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(842,402)	$27,505,954
Net realized gains from investment	226,441,518	296,847,165
Net change in unrealized appreciation/(depreciation) from investment	22,888,648	(61,155,879)

Change in net assets resulting from operations	248,487,764	263,197,240

Distributions to Shareholders From:
Net investment income:
Class II	–	(28,982,867)
Net realized gains:
Class II	–	(344,773,965)
Change in net assets from shareholder distributions	–	(373,756,832)

Change in net assets from capital transactions	(32,786,170)	540,569,133

Change in net assets	215,701,594	430,009,541

Net Assets:
Beginning of period	2,642,415,411	2,212,405,870

End of period	$2,858,117,005	$2,642,415,411

Accumulated undistributed net investment income at end of period	$39,280,202	$40,122,604

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$66,600,544	$241,104,757
Dividends reinvested	–	373,756,832
Cost of shares redeemed	(99,386,714)	(74,292,456)

Total Class II Shares	(32,786,170)	540,569,133

Change in net assets from capital transactions	$(32,786,170)	$540,569,133

SHARE TRANSACTIONS:
Class II Shares
Issued	1,213,709	4,547,488
Reinvested	–	7,618,362
Redeemed	(1,864,804)	(1,395,305)

Total Class II Shares	(651,095)	10,770,545

Total change in shares	(651,095)	10,770,545

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

8

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth-Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$51.67	(0.02)	4.96	4.94	—	—	—	$56.61	9.56%	$2,858,117,005	0.64%	(0.06%)	0.79%	3.59%
Year Ended December 31, 2016	$54.81	0.62	4.99	5.61	(0.68)	(8.07)	(8.75)	$51.67	11.09%	$2,642,415,411	0.64%	1.15%	0.79%	3.07%
Year Ended December 31, 2015	$59.03	0.58	(0.12)	0.46	(0.52)	(4.16)	(4.68)	$54.81	1.09%	$2,212,405,870	0.64%	0.98%	0.79%	4.16%
Year Ended December 31, 2014	$54.47	0.56	5.00	5.56	(0.47)	(0.53)	(1.00)	$59.03	10.23%	$2,053,620,938	0.64%	0.98%	0.79%	6.49%
Year Ended December 31, 2013	$41.37	0.49	13.10	13.59	(0.49)	—	(0.49)	$54.47	32.97%	$1,752,785,280	0.64%	1.03%	0.79%	8.42%
Year Ended December 31, 2012	$35.70	0.51	5.57	6.08	(0.41)	—	(0.41)	$41.37	17.06%	$1,276,998,759	0.64%	1.30%	0.79%	4.27%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expenses do not include expenses from the Master Fund.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

The accompanying notes are an integral part of these financial statements.

9

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Funds NVIT Growth-Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting and financial reporting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2017 was 10.11%.

The Fund currently offers Class II shares.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

10

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to Note 3 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s security valuation policies.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of

11

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. Effective May 1, 2017, NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services according to the schedule below.

Fee Waiver Schedule (a)
Up to $2.7 billion	0.15%
$2.7 billion and more	0.16%
(a)	or the period May 1, 2017 through June 30, 2017. This waiver remains in effect until May 1, 2018.

Prior to May 1, 2017, NFM waived 0.15% of the fees NFM received for providing the Fund with non-investment advisory master-feeder operational support services.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $311,652 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

12

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $5,596.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $3,418,727.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $247,500,659 and sales of $98,976,132 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Risks Associated with Investment in Master Fund

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Master Fund. Please refer to Note 4 of the Master Fund Semiannual Report, which is included along with this report, for the Master Fund’s principal risks of investments. The relative concentration in the Master Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

The Master Fund does not charge the Fund any sales charge for buying or selling shares. However, the Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,636,996,378	$222,588,252	$—	$222,588,252

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

14

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

15

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

16

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

17

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

18

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

19

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

20

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

21

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

SAR-AM-MGAA 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Shareholder Expense Example	NVIT Managed American Funds Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Managed American Funds Asset Allocation Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,086.60	3.57	0.69
	Hypothetical	(c)(d)	1,000.00	1,021.37	3.46	0.69

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Investment Company 94.9%

	Shares	Market Value

Balanced Fund 94.9%
American Funds Asset Allocation Fund, Class 1	52,700,157	$1,177,848,501

Total Investment Company (cost $1,143,321,294)		1,177,848,501

Total Investments (cost $1,143,321,294) (a) — 94.9%		1,177,848,501
Other assets in excess of liabilities — 5.1%		63,001,052

NET ASSETS — 100.0%		$1,240,849,553

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
187	Mini MSCI EAFE	09/15/17	$17,667,760	$(83,563)
124	Russell 2000 Mini Future	09/15/17	8,768,660	108,634
1,108	S&P 500 E-Mini	09/15/17	134,117,860	(428,621)
17	S&P MID 400 E-Mini	09/15/17	2,968,370	14,897

			$163,522,650	$(388,653)

At June 30, 2017, the Fund has $6,408,050 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund
Assets:
Investment, at value (cost $1,143,321,294)	$1,177,848,501
Cash	56,885,487
Deposits with broker for futures contracts	6,408,050
Interest receivable	36,120
Receivable for capital shares issued	1,660,846
Receivable for variation margin on futures contracts	265,714
Prepaid expenses	6,232

Total Assets	1,243,110,950

Liabilities:
Payable for investment purchased	1,577,747
Payable for capital shares redeemed	60
Accrued expenses and other payables:
Investment advisory fees	151,542
Fund administration fees	24,820
Distribution fees	252,560
Administrative servicing fees	242,444
Accounting and transfer agent fees	263
Custodian fees	582
Compliance program costs (Note 3)	1,074
Professional fees	6,382
Printing fees	3,763
Other	160

Total Liabilities	2,261,397

Net Assets	$1,240,849,553

Represented by:
Capital	$1,116,178,624
Accumulated undistributed net investment income	10,979,215
Accumulated net realized gains from investment and futures transactions	79,553,160
Net unrealized appreciation/(depreciation) from investment	34,527,207
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(388,653)

Net Assets	$1,240,849,553

Net Assets:
Class II Shares	$1,240,849,553

Total	$1,240,849,553

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	112,363,264

Total	112,363,264

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.04

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund
INVESTMENT INCOME:
Dividend income	$3,656,790
Interest income	140,582

Total Income	3,797,372

EXPENSES:
Investment advisory fees	839,742
Fund administration fees	138,735
Distribution fees Class II Shares	1,399,563
Administrative servicing fees Class II Shares	1,399,563
Professional fees	23,778
Printing fees	6,619
Trustee fees	17,388
Custodian fees	14,953
Accounting and transfer agent fees	456
Compliance program costs (Note 3)	2,263
Other	7,529

Total Expenses	3,850,589

NET INVESTMENT LOSS	(53,217)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gain distributions from Underlying Fund	52,232,794
Net realized gains from investment transactions	835,733
Net realized gains from futures transactions (Note 2)	11,721,717

Net realized gains from investment and futures transactions	64,790,244

Net change in unrealized appreciation/(depreciation) from investment	26,834,779
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(459,861)

Net change in unrealized appreciation/(depreciation) from investment and futures contracts	26,374,918

Net realized/unrealized gains from investment and futures transactions	91,165,162

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$91,111,945

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT Managed American Funds Asset Allocation Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(53,217)	$10,929,543
Net realized gains from investment and futures transactions	64,790,244	16,001,305
Net change in unrealized appreciation/(depreciation) from investment and futures contracts	26,374,918	39,191,247

Change in net assets resulting from operations	91,111,945	66,122,095

Change in net assets from capital transactions	160,676,146	327,707,017

Change in net assets	251,788,091	393,829,112

Net Assets:
Beginning of period	989,061,462	595,232,350

End of period	$1,240,849,553	$989,061,462

Accumulated undistributed net investment income at end of period	$10,979,215	$11,032,432

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$162,633,141	$333,316,758
Dividends reinvested	–	–
Cost of shares redeemed	(1,956,995)	(5,609,741)

Total Class II Shares	160,676,146	327,707,017

Change in net assets from capital transactions	$160,676,146	$327,707,017

SHARE TRANSACTIONS:
Class II Shares
Issued	15,170,437	34,369,336
Reinvested	–	–
Redeemed	(179,580)	(582,280)

Total Class II Shares	14,990,857	33,787,056

Total change in shares	14,990,857	33,787,056

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Managed American Funds Asset Allocation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.16	–	0.88	0.88	–	–	–	$11.04	8.66%		$1,240,849,553	0.69%	(0.01%)		0.69%	1.43%
Year Ended December 31, 2016	$9.36	0.14	0.66	0.80	–	–	–	$10.16	8.55%		$989,061,462	0.69%	1.42%		0.69%	0.70%
Year Ended December 31, 2015	$9.92	0.18	(0.40)	(0.22)	(0.17)	(0.17)	(0.34)	$9.36	(2.25%	)	$595,232,350	0.71%	1.79%		0.71%	1.24%
Period Ended December 31, 2014 (g)	$10.00	0.24	(0.20)	0.04	(0.12)	–	(0.12)	$9.92	0.36%		$191,550,882	0.73%	2.39	% (h)	0.80%	0.09%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year, unless otherwise noted.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	For the period from July 9, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of July 8, 2014 through December 31, 2014.
(h)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Managed American Funds Asset Allocation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (each, an “Underlying Fund,” or collectively, “Underlying Funds”) representing a variety of asset classes, and may have additional investment and concentration risks. The Underlying Fund typically invests, either directly or indirectly, in stocks, bonds, and other securities.

The Fund currently offers Class II shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

11

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the unaffiliated registered open-end Underlying Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Fund’s valuation policies, please refer to the unaffiliated fund’s most recent semiannual report.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

12

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts (a)
Equity risk	Unrealized appreciation from futures contracts	$123,531
Total		$123,531

Liabilities:
Futures Contracts (a)
Equity risk	Unrealized depreciation from futures contracts	$(512,184)
Total		$(512,184)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six months ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$11,721,717
Total	$11,721,717

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six months ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(459,861)
Total	$(459,861)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$140,949,018

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Fund are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by available to certain investment companies under requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.15%. During the six months ended June 30, 2017, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $32,382.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.23% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2014 Amount(a)	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$26,985	$—	$—	$—	$26,985

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from July 9, 2014 (commencement of operations) through December 31, 2014.

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services. Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $138,735 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $2,263.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.25 % for Class II shares, for a total amount of $1,399,563.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $206,570,284 and sales of $15,496,513 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Portfolio Investment Risks from Underlying Funds

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Underlying Fund. Information about the Underlying Fund’s risks may be found in such Underlying Fund’s semiannual report to shareholders. The relative concentration in the Underlying Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

The Fund is a shareholder of its Underlying Fund. The Underlying Fund does not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of the Underlying Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,143,751,600	$34,096,901	$—	$34,096,901

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

17

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

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●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

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Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

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Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

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Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

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Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

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Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

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Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

30

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

SAR-AM-MGI 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Shareholder Expense Example	NVIT Managed American Funds Growth-Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) (commencement of operations) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Managed American Funds Growth-Income Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,095.30	3.74	0.72
	Hypothetical	(c)(d)	1,000.00	1,021.22	3.61	0.72

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Investment Company 95.1%

	Shares	Market Value

Equity Fund 95.1%
American Funds Growth-Income Fund, Class 1	4,149,471	$189,091,381

Total Investment Company (cost $191,072,775)		189,091,381

Total Investments (cost $191,072,775) (a) — 95.1%		189,091,381
Other assets in excess of liabilities — 4.9%		9,813,104

NET ASSETS — 100.0%		$198,904,485

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
12	Mini MSCI EAFE	09/15/17	$1,133,760	$(5,565)
7	Russell 2000 Mini Future	09/15/17	495,005	6,276
61	S&P 500 E-Mini	09/15/17	7,383,745	(23,982)
1	S&P MID 400 E-Mini	09/15/17	174,610	995

			$9,187,120	$(22,276)

At June 30, 2017, the Fund has $360,415 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Managed American Funds Growth-Income Fund
Assets:
Investment, at value (cost $191,072,775)	$189,091,381
Cash	9,538,811
Deposits with broker for futures contracts	360,415
Interest receivable	5,956
Receivable for capital shares issued	462,881
Receivable for variation margin on futures contracts	12,257
Prepaid expenses	916

Total Assets	199,472,617

Liabilities:
Payable for investment purchased	439,683
Payable for capital shares redeemed	57
Accrued expenses and other payables:
Investment advisory fees	24,099
Fund administration fees	6,580
Distribution fees	40,019
Administrative servicing fees	45,440
Accounting and transfer agent fees	15
Compliance program costs (Note 3)	157
Professional fees	5,112
Printing fees	3,576
Other	3,394

Total Liabilities	568,132

Net Assets	$198,904,485

Represented by:
Capital	$190,846,335
Accumulated net investment loss	(72,678)
Accumulated net realized gains from investment and futures transactions	10,134,498
Net unrealized appreciation/(depreciation) from investment	(1,981,394)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(22,276)

Net Assets	$198,904,485

Net Assets:
Class II Shares	$198,904,485

Total	$198,904,485

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	19,683,043

Total	19,683,043

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.11

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Managed American Funds Growth-Income Fund
INVESTMENT INCOME:
Dividend income	$510,361
Interest income	25,900

Total Income	536,261

EXPENSES:
Investment advisory fees	126,793
Fund administration fees	37,210
Distribution fees Class II Shares	211,322
Administrative servicing fees Class II Shares	211,322
Professional fees	10,021
Printing fees	5,403
Trustee fees	2,638
Custodian fees	2,227
Accounting and transfer agent fees	70
Compliance program costs (Note 3)	342
Other	1,788

Total expenses before expenses reimbursed	609,136

Expenses reimbursed by adviser (Note 3)	(197)

Net Expenses	608,939

NET INVESTMENT LOSS	(72,678)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT:
Net realized gain distributions from Underlying Fund	11,772,320
Net realized losses from investment transactions	(638,239)
Net realized gains from futures transactions (Note 2)	553,780

Net realized gains from investment and futures transactions	11,687,861

Net change in unrealized appreciation/(depreciation) from investment	2,954,758
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(26,089)

Net change in unrealized appreciation/(depreciation) from investment and futures contracts	2,928,669

Net realized/unrealized gains from investment and futures transactions	14,616,530

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,543,852

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	NVIT Managed American Funds Growth-Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(72,678)	$1,364,730
Net realized gains from non-affiliated investment and futures transactions	11,687,861	6,752,840
Net change in unrealized appreciation/(depreciation) from investment and futures contracts	2,928,669	2,045,479

Change in net assets resulting from operations	14,543,852	10,163,049

Distributions to Shareholders From:
Net investment income:
Class II	–	(1,789,206)
Net realized gains:
Class II	–	(7,712,300)

Change in net assets from shareholder distributions	–	(9,501,506)

Change in net assets from capital transactions	40,971,966	71,878,395

Change in net assets	55,515,818	72,539,938

Net Assets:
Beginning of period	143,388,667	70,848,729

End of period	$198,904,485	$143,388,667

Accumulated net investment loss at end of period	$(72,678)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$45,322,824	$73,168,378
Dividends reinvested	–	9,501,506
Cost of shares redeemed	(4,350,858)	(10,791,489)

Total Class II Shares	40,971,966	71,878,395

Change in net assets from capital transactions	$40,971,966	$71,878,395

SHARE TRANSACTIONS:
Class II Shares
Issued	4,605,910	7,811,778
Reinvested	–	1,018,382
Redeemed	(453,397)	(1,184,791)

Total Class II Shares	4,152,513	7,645,369

Total change in shares	4,152,513	7,645,369

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Managed American Funds Growth-Income Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.23	–	0.88	0.88	–	–	–	–	$10.11	9.53%	$198,904,485	0.72%	(0.09%	)	0.72%	3.58%
Year Ended December 31, 2016	$8.99	0.13	0.78	0.91	(0.13)	(0.54)	–	(0.67)	$9.23	10.04%	$143,388,667	0.72%	1.46%		0.76%	10.43%
Year Ended December 31, 2015	$10.15	0.13	(0.13)	–	(0.10)	(0.95)	(0.11)	(1.16)	$8.99	0.14%	$70,848,729	0.69%	1.24%		0.84%	2.83%
Period Ended December 31, 2014 (g)	$10.00	0.16	0.12	0.28	(0.11)	–	(0.02)	(0.13)	$10.15	2.74%	$26,952,079	0.72%	1.62%	(h)	1.37%	0.22%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year, unless otherwise noted.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	For the period from July 9, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of July 8, 2014 through December 31, 2014.
(h)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Managed American Funds Growth-Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (each, an “Underlying Fund,” or collectively, “Underlying Funds”) representing a variety of asset classes, and may have additional investment and concentration risks. The Underlying Fund typically invests, either directly or indirectly, in stocks, bonds, and other securities.

The Fund currently offers Class II shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

11

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the unaffiliated registered open-end Underlying Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Fund’s valuation policies, please refer to the unaffiliated fund’s most recent semiannual report.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (‘‘futures contracts’’) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

12

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$7,271
Total		$7,271

Liabilities:
Futures Contracts(a)
Equity risk	Unrealized depreciation from futures contracts	$(29,547)
Total		$(29,547)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six months ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$553,780
Total	$553,780

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six months ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(26,089)
Total	$(26,089)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$6,967,216

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. . For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.” At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Fund is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Fund are recognized on the ex-dividend date and are recorded as such on the Statement of

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before expense reimbursements was 0.15%, and after expense reimbursements was 0.15%. During the six months ended June 30, 2017, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $4,884.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.22% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2014 Amount(a)	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$44,669	$73,110	$37,520	$197	$155,496

(a) For the period from July 9, 2014 (commencement of operations) through December 31, 2014.

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $37,210 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $342.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $211,322.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $54,840,724 and sales of $5,843,184 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Portfolio Investment Risks from Underlying Funds

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Underlying Fund. Information about the Underlying Fund’s risks may be found in such Underlying Fund’s annual report to shareholders. The relative concentration in the Underlying Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

The Fund is a shareholder of its Underlying Fund. The Underlying Fund does not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of the Underlying Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$193,514,154	$—	$(4,422,773)	$(4,422,773)

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

17

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

18

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

19

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

20

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

21

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

23

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

24

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

27

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

28

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

30

Semiannual Report

June 30, 2017 (Unaudited)

NVIT DFA Capital Appreciation Fund

(formerly, Loring Ward NVIT Capital Appreciation Fund)

SAR-DFA-CAP 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT DFA Capital Appreciation Fund (formerly, Loring Ward NVIT Capital Appreciation Fund)

Asset Allocation†

Equity Funds	85.2%
Investment Contract	8.0%
Fixed Income Fund	6.9%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

DFA U.S. Core Equity 1 Portfolio, Institutional Class	18.9%
DFA VA International Value Portfolio	18.2%
DFA VA U.S. Large Value Portfolio	17.0%
DFA U.S. Small Cap Portfolio, Institutional Class	11.1%
DFA VA International Small Portfolio	8.0%
Nationwide Contract	8.0%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	7.0%
DFA VA Global Bond Portfolio	6.9%
DFA Real Estate Securities Portfolio, Institutional Class	4.9%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017

5

Shareholder Expense Example	NVIT DFA Capital Appreciation Fund (formerly, Loring Ward NVIT Capital Appreciation Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT DFA Capital Appreciation Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,072.00	3.60	0.70
	Hypothetical	(c)(d)	1,000.00	1,021.32	3.51	0.70
Class P Shares	Actual	(c)	1,000.00	1,072.00	2.83	0.55
	Hypothetical	(c)(d)	1,000.00	1,022.07	2.76	0.55

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT DFA Capital Appreciation Fund

(formerly, Loring Ward NVIT Capital Appreciation Fund)

Investment Companies 92.1%

	Shares	Market Value

Equity Funds 85.2%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	35,993	$739,290
DFA Real Estate Securities Portfolio, Institutional Class	14,974	521,985
DFA U.S. Core Equity 1 Portfolio, Institutional Class	97,192	2,005,080
DFA U.S. Small Cap Portfolio, Institutional Class	34,148	1,172,300
DFA VA International Small Portfolio	64,325	850,375
DFA VA International Value Portfolio	156,915	1,930,055
DFA VA U.S. Large Value Portfolio	71,192	1,803,995

Total Equity Funds (cost $8,197,191)		9,023,080

Fixed Income Fund 6.9%
DFA VA Global Bond Portfolio	68,286	736,120

Total Fixed Income Fund (cost $738,895)		736,120

Total Investment Companies (cost $8,936,086)		9,759,200

Investment Contract 8.0%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$844,033	844,033

Total Investment Contract (cost $844,033)		844,033

Total Investments (cost $9,780,119) (d) — 100.1%		10,603,233
Liabilities in excess of other assets — (0.1)%		(15,715)

NET ASSETS — 100.0%		$10,587,518

(a)	Fair valued security.

(b)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(c)	Investment in affiliate.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT DFA Capital Appreciation Fund (formerly, Loring Ward NVIT Capital Appreciation Fund)
Assets:
Investment in affiliate, at value (cost $844,033)	$844,033
Investments in non-affiliates, at value (cost $8,936,086)	9,759,200

Total Investments, at value (total cost $9,780,119)	10,603,233

Receivable for investments sold	23
Receivable for capital shares issued	171
Reimbursement from investment adviser (Note 3)	4,982
Prepaid expenses	56

Total Assets	10,608,465

Liabilities:
Payable for capital shares redeemed	194
Accrued expenses and other payables:
Investment advisory fees	1,431
Fund administration fees	3,483
Distribution fees	2,104
Administrative servicing fees	970
Accounting and transfer agent fees	10
Custodian fees	8
Compliance program costs (Note 3)	10
Professional fees	4,938
Printing fees	3,749
Other	4,050

Total Liabilities	20,947

Net Assets	$10,587,518

Represented by:
Capital	$9,728,951
Accumulated undistributed net investment income	5,144
Accumulated net realized gains from affiliated and non-affiliated investments	30,309
Net unrealized appreciation/(depreciation) from investments in non-affiliates	823,114

Net Assets	$10,587,518

Net Assets:
Class II Shares	$8,546,917
Class P Shares	2,040,601

Total	$10,587,518

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	683,753
Class P Shares	169,136

Total	852,889

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.50
Class P Shares	$12.06

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT DFA Capital Appreciation Fund (formerly, Loring Ward NVIT Capital Appreciation Fund)
INVESTMENT INCOME:
Dividend income from non-affiliates	$30,861
Interest income from affiliate	3,740
Dividend income from affiliate	163

Total Income	34,764

EXPENSES:
Investment advisory fees	9,525
Fund administration fees	21,053
Distribution fees Class II Shares	8,778
Distribution fees Class P Shares	2,351
Administrative servicing fees Class II Shares	5,267
Professional fees	7,391
Printing fees	5,316
Trustee fees	140
Custodian fees	115
Accounting and transfer agent fees	94
Compliance program costs (Note 3)	18
Other	1,137

Total expenses before expenses reimbursed	61,185

Expenses reimbursed by adviser (Note 3)	(31,565)

Net Expenses	29,620

NET INVESTMENT INCOME	5,144

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with non-affiliates	39,178
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	561,015

Net realized/unrealized gains from non-affiliated investments	600,193

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$605,337

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT DFA Capital Appreciation Fund (formerly, Loring Ward NVIT Capital Appreciation Fund)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$5,144	$96,713
Net realized gains from non-affiliated investments	39,178	22,307
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	561,015	554,061

Change in net assets resulting from operations	605,337	673,081

Distributions to Shareholders From:
Net investment income:
Class II	–	(74,479)
Class P	–	(27,662)
Net realized gains:
Class II	–	(49,686)
Class P	–	(17,893)

Change in net assets from shareholder distributions	–	(169,720)

Change in net assets from capital transactions	2,223,046	2,430,917

Change in net assets	2,828,383	2,934,278

Net Assets:
Beginning of period	7,759,135	4,824,857

End of period	$10,587,518	$7,759,135

Accumulated undistributed net investment income at end of period	$5,144	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$2,917,564	$2,443,497
Dividends reinvested	–	124,165
Cost of shares redeemed	(827,092)	(405,071)

Total Class II Shares	2,090,472	2,162,591

Class P Shares
Proceeds from shares issued	152,332	250,520
Dividends reinvested	–	45,555
Cost of shares redeemed	(19,758)	(27,749)

Total Class P Shares	132,574	268,326

Change in net assets from capital transactions	$2,223,046	$2,430,917

SHARE TRANSACTIONS:
Class II Shares
Issued	239,311	218,628
Reinvested	–	10,782
Redeemed	(68,546)	(37,719)

Total Class II Shares	170,765	191,691

Class P Shares
Issued	12,797	23,203
Reinvested	–	4,097
Redeemed	(1,667)	(2,610)

Total Class P Shares	11,130	24,690

Total change in shares	181,895	216,381

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Statement of Cash Flows

For the Six Months Ended June 30, 2017

NVIT DFA Capital Appreciation Fund (formerly, Loring Ward NVIT Capital Appreciation Fund)
DECREASE IN CASH
Cash flows used in operating activities:
Net increase in net assets from operations	$605,337
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of affiliated investments	(881,641)
Proceeds from disposition of affiliated investments	196,796
Purchase of non-affiliated investments	(2,974,741)
Proceeds from disposition of non-affiliated investments	1,472,556
Reinvestment of dividend income from affiliates	(163)
Reinvestment of dividend income from non-affiliates	(30,861)
Reinvestment of interest income from affiliates	(3,740)
Change in unrealized (appreciation)/depreciation from investments in non-affiliates	(561,015)
Net realized gain from investment transactions with non-affiliates	(39,178)
Decrease in receivable for investments sold	13,799
Decrease in reimbursement from investment adviser	652
Increase in prepaid expenses	(47)
Decrease in investment advisory fees	(83)
Decrease in fund administration fees	(91)
Increase in distribution fees	527
Increase in administrative servicing fees	269
Decrease in accounting and transfer agent fees	(18)
Decrease in custodian fees	(28)
Increase in compliance program costs	1
Decrease in professional fees	(4,062)
Decrease in printing fees	(7,383)
Increase in other payables	3,867

Net cash used in operating activities	(2,209,247)

Cash flows provided by financing activities:
Proceeds from shares issued	3,081,305
Cost of shares redeemed	(872,058)

Net cash provided by financing activities	2,209,247

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Supplemental disclosure of cash flow information:

Non-cash operating activities included herein include reinvestments of dividend income from affiliates, dividend income from non-affiliates and interest income from affiliates of $34,764.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT DFA Capital Appreciation Fund

(formerly, Loring Ward NVIT Capital Appreciation Fund)

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$11.66	0.01	0.83	0.84	–	–	–	$12.50	7.20%		$8,546,917	0.70%	0.10%	1.40%	16.59%
Year Ended December 31, 2016	$10.72	0.19	1.02	1.21	(0.15)	(0.12)	(0.27)	$11.66	11.39%		$5,982,059	0.73%	1.72%	1.94%	6.56%
Year Ended December 31, 2015	$11.88	0.30	(0.69)	(0.39)	(0.18)	(0.59)	(0.77)	$10.72	(3.16%	)	$3,444,331	0.74%	2.53%	2.80%	39.70%
Year Ended December 31, 2014	$12.03	0.20	0.18	0.38	(0.15)	(0.38)	(0.53)	$11.88	3.13%		$1,784,661	0.73%	1.59%	3.00%	20.96%
Period Ended December 31, 2013 (h)	$10.00	0.28	1.78	2.06	–	(0.03)	(0.03)	$12.03	20.57%		$829,833	0.70%	2.54%	5.43%	5.79%

Class P Shares
Six Months Ended June 30, 2017 (Unaudited)	$11.25	0.01	0.80	0.81	–	–	–	$12.06	7.20%		$2,040,601	0.55%	0.19%	1.26%	16.59%
Year Ended December 31, 2016	$10.36	0.17	1.02	1.19	(0.18)	(0.12)	(0.30)	$11.25	11.54%		$1,777,076	0.58%	1.60%	1.81%	6.56%
Year Ended December 31, 2015	$11.62	0.16	(0.52)	(0.36)	(0.31)	(0.59)	(0.90)	$10.36	(3.00%	)	$1,380,526	0.58%	1.39%	2.73%	39.70%
Year Ended December 31, 2014	$11.82	0.18	0.22	0.40	(0.22)	(0.38)	(0.60)	$11.62	3.34%		$1,315,647	0.58%	1.47%	3.01%	20.96%
Period Ended December 31, 2013 (h)	$10.00	0.12	1.96	2.08	(0.23)	(0.03)	(0.26)	$11.82	20.82%		$1,210,657	0.59%	1.13%	5.20%	5.79%

Amounts designated as “–” are zero or have been rounded to zero

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of January 7, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT DFA Capital Appreciation Fund (formerly, Loring Ward NVIT Capital Appreciation Fund) (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other mutual funds (“Underlying Funds”), and may have additional investment and concentration risks. The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. With the exception of the NVIT Money Market Fund (the “Underlying Money Fund”), each Underlying Fund is a fund sponsored by Dimensional Fund Advisors LP (the “DFA Underlying Funds”).

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the unaffiliated and affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

Effective May 1, 2017, the Fund began investing in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. From April 1, 2017 through June 30, 2017, the rate was 2.95%. Effective July 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$9,759,200	$—	$—	$9,759,200
Investment Contract	—	—	844,033	844,033
Total	$9,759,200	$—	$844,033	$10,603,233

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$—	$—
Purchases*	849,350	849,350
Sales	(5,317)	(5,317)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$844,033	$844,033

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95% - 3.00%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

For additional information about the DFA Underlying Funds’ valuation policies, please refer to the DFA Underlying Funds’ most recent annual report.

The following is the valuation policy of the Underlying Money Fund:

Securities held by the Underlying Money Fund are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Underlying Money Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Effective May 01, 2017, LWI Financial Inc. was terminated and ceased serving as subadviser to the Fund.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Effective May 01, 2017, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.17%
$500 million and more	0.13%

Prior to May 01, 2017, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.24%
$500 million and more	0.20%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before expense reimbursements was 0.21%, and after expense reimbursements was 0.00%.

From these fees, pursuant to the subadvisory agreement, NFA paid fees to the unaffiliated Subadviser.

Effective May 1, 2017, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.24% for all share classes until April 30, 2018.

Prior to May 1, 2017, the Fund Expense Limitation Agreement limited the Fund’s operating expenses from exceeding 0.33% for all share classes.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$65,291	$66,126	$69,724	$31,565	$232,706

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $21,053 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $18.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $5,267.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the Underlying Money Fund, as well as the Nationwide Contract, which are affiliates of the Fund. The Fund’s transactions in the shares of the Underlying Money Fund and the Nationwide Contract during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares/ Principal at June 30, 2017	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions
NVIT Money Market Fund, Class Y	$155,285	$36,194	$191,479	$—	—	$163	$—	$—
Nationwide Contract	—	849,350	5,317	844,033	$844,033	3,740	—	—

Amount designated as “—” is zero or has been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Further information about the Underlying Money Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Money Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $3,854,952 and sales of $1,477,873 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of the investment in the Underlying Money Fund may be found in such Underlying Money Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about DFA Underlying Fund risks may be found in such DFA Underlying Fund’s annual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such DFA Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$9,868,016	$738,286	$(3,069)	$735,217

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

20

Supplemental Information

June 30, 2017 (Unaudited)

NVIT DFA Capital Appreciation Fund (formerly, Loring Ward NVIT Capital Appreciation Fund)

NVIT DFA Moderate Fund (formerly, Loring Ward NVIT Moderate Fund)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

21

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreement for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and the Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that the NVIT DFA Moderate Fund was ranked in the fifth quintile of its performance universe for the three-year period ended August 31, 2016 and was ranked in the fourth quintile of its performance universe for the one-year period ended August 31, 2016. The Trustees also noted that the NVIT DFA Capital Appreciation Fund was ranked in the fourth quintile of its performance universe for the three-year period ended August 31, 2016 and was ranked in the second quintile of its performance universe for the one-year period ended August 31, 2016. The Trustees considered statements by the Adviser that the Funds’ performance relative to their peers was principally the result of the structure of the asset allocation of the Funds, including the Funds’ greater allocation to non-U.S. equities than many other funds in their performance peer groups. They also considered statements that the Adviser was confident in the Funds’ current asset allocation strategies.

As to expenses, the Trustees noted that the actual advisory fee for each Fund was quite low due to the effect of expense limitations, that the NVIT DFA Moderate Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was ranked in the third quintile of its expense group, and that the NVIT DFA Capital Appreciation Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was ranked in the fifth quintile of its expense group. The Trustees noted the Adviser’s view that the Funds’ comparative expense groups were quite small and did not necessarily provide a useful basis for comparison.

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

The Trustees also considered that, at their March 2017 Board meeting, the Trustees approved, on the basis of the Adviser’s recommendation, changes to the Funds’ sub-advisory and expense structures. They approved the replacement of the Funds’ existing sub-adviser, responsible for implementing the asset allocation of the Funds, with the Adviser. They also approved a reduction in each Fund’s advisory fee by seven basis points (at current asset levels) and an increase in the amount of the expense limitation (resulting in a lower net expense ratio) of each Fund by nine basis points.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of each Fund. The Trustees noted that both of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements subject to the changes in the Funds’ sub-advisory and expense structures discussed above.

23

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

24

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

27

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

28

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

30

Semiannual Report

June 30, 2017 (Unaudited)

NVIT DFA Moderate Fund

(formerly, Loring Ward NVIT Moderate Fund)

SAR-DFA-MOD 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT DFA Moderate Fund (formerly, Loring Ward NVIT Moderate Fund)

Asset Allocation†

Equity Funds	65.2%
Fixed Income Funds	19.9%
Investment Contract	15.0%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

DFA U.S. Core Equity 1 Portfolio, Institutional Class	23.9%
DFA VA U.S. Large Value Portfolio	15.0%
Nationwide Contract	15.0%
DFA VA International Value Portfolio	11.1%
DFA U.S. Small Cap Portfolio, Institutional Class	8.1%
DFA VA International Small Portfolio	5.0%
DFA Short Duration Real Return Portfolio, Institutional Class	5.0%
DFA VA Global Bond Portfolio	5.0%
DFA Investment Grade Portfolio	5.0%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	4.9%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	2.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT DFA Moderate Fund (formerly, Loring Ward NVIT Moderate Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT DFA Moderate Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,054.70	3.57	0.70
	Hypothetical	(c)(d)	1,000.00	1,021.32	3.51	0.70
Class P Shares	Actual	(c)	1,000.00	1,055.60	2.80	0.55
	Hypothetical	(c)(d)	1,000.00	1,022.07	2.76	0.55

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT DFA Moderate Fund

(formerly, Loring Ward NVIT Moderate Fund)

Investment Companies 85.1%

	Shares	Market Value

Equity Funds 65.2%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	16,370	$336,248
DFA U.S. Core Equity 1 Portfolio, Institutional Class	195,304	4,029,114
DFA U.S. Small Cap Portfolio, Institutional Class	39,653	1,361,296
DFA VA International Small Portfolio	63,834	843,890
DFA VA International Value Portfolio	152,614	1,877,146
DFA VA U.S. Large Value Portfolio	99,941	2,532,512

Total Equity Funds (cost $9,712,514)		10,980,206

Fixed Income Funds 19.9%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	66,966	835,062
DFA Investment Grade Portfolio	77,071	836,215
DFA Short Duration Real Return Portfolio, Institutional Class	84,716	839,537
DFA VA Global Bond Portfolio	77,663	837,207

Total Fixed Income Funds (cost $3,358,158)		3,348,021

Total Investment Companies (cost $13,070,672)		14,328,227

Investment Contract 15.0%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$2,523,321	2,523,321

Total Investment Contract (cost $2,523,321)		2,523,321

Total Investments (cost $15,593,993) (d) — 100.1%		16,851,548
Liabilities in excess of other assets — (0.1)%		(18,977)

NET ASSETS — 100.0%		$16,832,571

(a)	Fair valued security.

(b)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.
(c)	Investment in affiliate.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT DFA Moderate Fund (formerly, Loring Ward NVIT Moderate Fund)
Assets:
Investment in affiliate, at value (cost $2,523,321)	$2,523,321
Investments in non-affiliates, at value (cost $13,070,672)	14,328,227

Total Investments, at value (total cost $15,593,993)	16,851,548

Receivable for investments sold	639
Reimbursement from investment adviser (Note 3)	4,728
Prepaid expenses	98

Total Assets	16,857,013

Liabilities:
Payable for capital shares redeemed	639
Accrued expenses and other payables:
Investment advisory fees	2,342
Fund administration fees	3,598
Distribution fees	3,444
Administrative servicing fees	1,775
Accounting and transfer agent fees	13
Custodian fees	71
Compliance program costs (Note 3)	16
Professional fees	4,830
Printing fees	3,679
Other	4,035

Total Liabilities	24,442

Net Assets	$16,832,571

Represented by:
Capital	$15,470,203
Accumulated undistributed net investment income	14,351
Accumulated net realized gains from affiliated and non-affiliated investments	90,462
Net unrealized appreciation/(depreciation) from investments in non-affiliates	1,257,555

Net Assets	$16,832,571

Net Assets:
Class II Shares	$14,334,225
Class P Shares	2,498,346

Total	$16,832,571

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,162,411
Class P Shares	205,638

Total	1,368,049

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.33
Class P Shares	$12.15

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT DFA Moderate Fund (formerly, Loring Ward NVIT Moderate Fund)
INVESTMENT INCOME:
Dividend income from non-affiliates	$57,604
Interest income from affiliate	11,771
Dividend income from affiliate	309

Total Income	69,684

EXPENSES:
Investment advisory fees	17,651
Fund administration fees	21,848
Distribution fees Class II Shares	17,429
Distribution fees Class P Shares	2,990
Administrative servicing fees Class II Shares	10,457
Professional fees	7,296
Printing fees	5,131
Trustee fees	251
Custodian fees	274
Accounting and transfer agent fees	97
Compliance program costs (Note 3)	34
Other	1,193

Total expenses before expenses reimbursed	84,651

Expenses reimbursed by adviser (Note 3)	(29,318)

Net Expenses	55,333

NET INVESTMENT INCOME	14,351

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with non-affiliates	22,018

Net realized gains from affiliated and non-affiliated investments	22,018

Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	832,717

Net realized/unrealized gains from affiliated and non-affiliated investments	854,735

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$869,086

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT DFA Moderate Fund (formerly, Loring Ward NVIT Moderate Fund)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$14,351	$176,051
Net realized gains from affiliated and non-affiliated investments	22,018	145,434
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	832,717	939,165

Change in net assets resulting from operations	869,086	1,260,650

Distributions to Shareholders From:
Net investment income:
Class II	–	(162,964)
Class P	–	(32,129)
Net realized gains:
Class II	–	(159,569)
Class P	–	(28,684)

Change in net assets from shareholder distributions	–	(383,346)

Change in net assets from capital transactions	405,525	1,394,657

Change in net assets	1,274,611	2,271,961

Net Assets:
Beginning of period	15,557,960	13,285,999

End of period	$16,832,571	$15,557,960

Accumulated undistributed net investment income at end of period	$14,351	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$1,567,978	$2,638,275
Dividends reinvested	–	322,533
Cost of shares redeemed	(1,210,817)	(1,730,273)

Total Class II Shares	357,161	1,230,535

Class P Shares
Proceeds from shares issued	109,850	208,082
Dividends reinvested	–	60,813
Cost of shares redeemed	(61,486)	(104,773)

Total Class P Shares	48,364	164,122

Change in net assets from capital transactions	$405,525	$1,394,657

10

Statements of Changes in Net Assets (Continued)

	NVIT DFA Moderate Fund (formerly, Loring Ward NVIT Moderate Fund)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class II Shares
Issued	130,769	237,519
Reinvested	–	27,826
Redeemed	(100,460)	(154,572)

Total Class II Shares	30,309	110,773

Class P Shares
Issued	9,179	18,814
Reinvested	–	5,327
Redeemed	(5,159)	(9,526)

Total Class P Shares	4,020	14,615

Total change in shares	34,329	125,388

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Statement of Cash Flows

For the Six Months Ended June 30, 2017

NVIT DFA Moderate Fund
DECREASE IN CASH
Cash flows used in operating activities:
Net increase in net assets from operations	$869,086
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of affiliated investments	(2,575,976)
Proceeds from disposition of affiliated investments	366,449
Purchase of non-affiliated investments	(5,627,822)
Proceeds from disposition of non-affiliated investments	7,495,203
Reinvestment of dividend income from affiliates	(309)
Reinvestment of dividend income from non-affiliates	(57,604)
Reinvestment of interest income from affiliates	(11,771)
Change in unrealized (appreciation)/depreciation from investments in non-affiliates	(832,717)
Net realized gain from investment transactions with non-affiliates	(22,018)
Increase in receivable for investments sold	(545)
Decrease in reimbursement from investment adviser	593
Increase in prepaid expenses	(72)
Decrease in investment advisory fees	(845)
Decrease in fund administration fees	(126)
Increase in distribution fees	125
Increase in administrative servicing fees	60
Decrease in accounting and transfer agent fees	(16)
Decrease in custodian fees	(20)
Decrease in professional fees	(3,927)
Decrease in printing fees	(7,657)
Increase in other payables	3,839

Net cash used in operating activities	(406,070)

Cash flows provided by financing activities:
Proceeds from shares issued	1,678,081
Cost of shares redeemed	(1,272,011)

Net cash provided by financing activities	406,070

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Supplemental disclosure of cash flow information:

Non-cash operating activities included herein include reinvestments of dividend income from affiliates, dividend income from non-affiliates and interest income from affiliates of $69,684.

Amounts designated as “–“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT DFA Moderate Fund

(formerly, Loring Ward NVIT Moderate Fund)

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$11.69	0.01	0.63	0.64	–	–	–	$12.33	5.47%		$14,334,225	0.70%	0.15%	1.06%	46.32%
Year Ended December 31, 2016	$11.02	0.14	0.83	0.97	(0.15)	(0.15)	(0.30)	$11.69	8.77%		$13,237,100	0.73%	1.23%	1.19%	13.11%
Year Ended December 31, 2015	$11.57	0.16	(0.37)	(0.21)	(0.19)	(0.15)	(0.34)	$11.02	(1.76%	)	$11,256,362	0.74%	1.35%	1.31%	7.20%
Year Ended December 31, 2014	$11.63	0.20	0.02	0.22	(0.14)	(0.14)	(0.28)	$11.57	1.86%		$7,431,953	0.73%	1.65%	1.64%	5.45%
Period Ended December 31, 2013 (h)	$10.00	0.23	1.54	1.77	(0.08)	(0.06)	(0.14)	$11.63	17.74%		$2,798,295	0.71%	2.11%	3.17%	24.51%

Class P Shares
Six Months Ended June 30, 2017 (Unaudited)	$11.51	0.02	0.62	0.64	–	–	–	$12.15	5.56%		$2,498,346	0.55%	0.31%	0.91%	46.32%
Year Ended December 31, 2016	$10.85	0.15	0.82	0.97	(0.16)	(0.15)	(0.31)	$11.51	8.96%		$2,320,860	0.58%	1.35%	1.04%	13.11%
Year Ended December 31, 2015	$11.41	0.15	(0.35)	(0.20)	(0.21)	(0.15)	(0.36)	$10.85	(1.70%	)	$2,029,637	0.58%	1.28%	1.16%	7.20%
Year Ended December 31, 2014	$11.47	0.19	0.06	0.25	(0.17)	(0.14)	(0.31)	$11.41	2.09%		$1,881,527	0.58%	1.61%	1.56%	5.45%
Period Ended December 31, 2013 (h)	$10.00	0.12	1.66	1.78	(0.25)	(0.06)	(0.31)	$11.47	17.80%		$1,236,183	0.58%	1.16%	3.54%	24.51%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of January 7, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT DFA Moderate Fund (formerly, Loring Ward NVIT Moderate Fund) (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other mutual funds (“Underlying Funds”), and may have additional investment and concentration risks. The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. With the exception of the NVIT Money Market Fund (the “Underlying Money Fund”), each Underlying Fund is a fund sponsored by Dimensional Fund Advisors LP (the “DFA Underlying Funds”).

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the unaffiliated and affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

Effective May 1, 2017 the Fund began investing in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. From April 1, 2017 through June 30, 2017, the rate was 2.95%. Effective July 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$14,328,227	$—	$—	$14,328,227
Investment Contract	—	—	2,523,321	2,523,321
Total	$14,328,227	$—	$2,523,321	$16,851,548

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$—	$—
Purchases*	2,547,715	2,547,715
Sales	(24,394)	(24,394)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$2,523,321	$2,523,321

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95% - 3.00%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

For additional information about the DFA Underlying Funds’ valuation policies, please refer to the DFA Underlying Funds’ most recent semiannual report.

The following is the valuation policy of the Underlying Money Fund:

Securities held by the Underlying Money Fund are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Underlying Money Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Effective May 01, 2017, LWI Financial Inc. was terminated and ceased serving as subadviser to the Fund.

Effective May 01, 2017 under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.17%
$500 million and more	0.13%

Prior to May 01, 2017 under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.24%
$500 million and more	0.20%

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before expense reimbursements was 0.22%, and after expense reimbursements was 0.00%.

From these fees, pursuant to the subadvisory agreement, NFA paid fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.24% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$61,369	$61,959	$65,452	$29,318	$218,098

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $21,848 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $34.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $10,457.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the Underlying Money Fund, as well as the Nationwide Contract, which are affiliates of the Fund. The Fund’s transactions in the shares of the Underlying Money Fund and the Nationwide Contract during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares/ Principal at June 30, 2017	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions
NVIT Money Market Fund, Class Y	$301,714	$40,341	$342,055	$—	—	$309	$—	$—
Nationwide Contract	—	2,547,715	24,394	2,523,321	$2,523,321	11,771	—	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about the Underlying Money Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Money Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $8,233,141 and sales of $7,519,597 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of the investment in the Underlying Money Fund may be found in such Underlying Money Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about DFA Underlying Fund risks may be found in such DFA Underlying Fund’s annual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such DFA Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$15,682,003	$1,183,700	$(14,155)	$1,169,545

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2017 (Unaudited)

NVIT DFA Capital Appreciation Fund (formerly, Loring Ward NVIT Capital Appreciation Fund)

NVIT DFA Moderate Fund (formerly, Loring Ward NVIT Moderate Fund)

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreement for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and the Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that the NVIT DFA Moderate Fund was ranked in the fifth quintile of its performance universe for the three-year period ended August 31, 2016 and was ranked in the fourth quintile of its performance universe for the one-year period ended August 31, 2016. The Trustees also noted that the NVIT DFA Capital Appreciation Fund was ranked in the fourth quintile of its performance universe for the three-year period ended August 31, 2016 and was ranked in the second quintile of its performance universe for the one-year period ended August 31, 2016. The Trustees considered statements by the Adviser that the Funds’ performance relative to their peers was principally the result of the structure of the asset allocation of the Funds, including the Funds’ greater allocation to non-U.S. equities than many other funds in their performance peer groups. They also considered statements that the Adviser was confident in the Funds’ current asset allocation strategies.

As to expenses, the Trustees noted that the actual advisory fee for each Fund was quite low due to the effect of expense limitations, that the NVIT DFA Moderate Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was ranked in the third quintile of its expense group, and that the NVIT DFA Capital Appreciation Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was ranked in the fifth quintile of its expense group. The Trustees noted the Adviser’s view that the Funds’ comparative expense groups were quite small and did not necessarily provide a useful basis for comparison.

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

The Trustees also considered that, at their March 2017 Board meeting, the Trustees approved, on the basis of the Adviser’s recommendation, changes to the Funds’ sub-advisory and expense structures. They approved the replacement of the Funds’ existing sub-adviser, responsible for implementing the asset allocation of the Funds, with the Adviser. They also approved a reduction in each Fund’s advisory fee by seven basis points (at current asset levels) and an increase in the amount of the expense limitation (resulting in a lower net expense ratio) of each Fund by nine basis points.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of each Fund. The Trustees noted that both of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements subject to the changes in the Funds’ sub-advisory and expense structures discussed above.

24

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Semiannual Report

June 30, 2017 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

SAR-MCO 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	Neuberger Berman NVIT Multi Cap Opportunities Fund

Asset Allocation†

Common Stocks	99.6%
Other assets in excess of liabilities	0.4%
100.0%

Top Industries††

Capital Markets	11.7%
Health Care Providers & Services	8.6%
Communications Equipment	7.3%
Software	5.7%
Technology Hardware, Storage & Peripherals	5.5%
Banks	5.4%
Diversified Financial Services	4.7%
Internet Software & Services	4.2%
Pharmaceuticals	4.0%
Aerospace & Defense	3.8%
Other Industries	39.1%
100.0%

Top Holdings††

JPMorgan Chase & Co.	5.4%
Goldman Sachs Group, Inc. (The)	4.9%
Berkshire Hathaway, Inc., Class B	4.7%
Motorola Solutions, Inc.	4.4%
Alphabet, Inc., Class C	4.2%
Intercontinental Exchange, Inc.	3.8%
Stanley Black & Decker, Inc.	3.7%
Symantec Corp.	3.4%
HCA Healthcare, Inc.	3.2%
US Foods Holding Corp.	3.1%
Other Holdings	59.2%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	Neuberger Berman NVIT Multi Cap Opportunities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Neuberger Berman NVIT Multi Cap Opportunities Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,117.40	4.41	0.84
	Hypothetical	(b)(c)	1,000.00	1,020.63	4.21	0.84
Class II Shares	Actual	(b)	1,000.00	1,115.60	4.93	0.94
	Hypothetical	(b)(c)	1,000.00	1,020.13	4.71	0.94

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.6%

	Shares	Market Value

Aerospace & Defense 3.8%
Boeing Co. (The)	19,500	$3,856,125
Raytheon Co.	28,000	4,521,440

		8,377,565

Banks 5.4%
JPMorgan Chase & Co.	128,000	11,699,200

Capital Markets 11.6%
Charles Schwab Corp. (The)	152,000	6,529,920
Goldman Sachs Group, Inc. (The)	48,000	10,651,200
Intercontinental Exchange, Inc.	125,000	8,240,000

		25,421,120

Chemicals 2.8%
Methanex Corp.	90,000	3,964,500
Scotts Miracle-Gro Co. (The)	25,000	2,236,500

		6,201,000

Communications Equipment 7.3%
Cisco Systems, Inc.	205,000	6,416,500
Motorola Solutions, Inc.	110,000	9,541,400

		15,957,900

Containers & Packaging 2.4%
Sealed Air Corp.	118,000	5,281,680

Diversified Financial Services 4.7%
Berkshire Hathaway, Inc., Class B*	60,000	10,162,200

Electrical Equipment 1.6%
Rockwell Automation, Inc.	22,000	3,563,120

Energy Equipment & Services 1.7%
Schlumberger Ltd.	58,000	3,818,720

Food & Staples Retailing 3.1%
US Foods Holding Corp.*	245,000	6,668,900

Food Products 3.0%
Hain Celestial Group, Inc. (The)*	65,000	2,523,300
Mondelez International, Inc., Class A	95,000	4,103,050

		6,626,350

Health Care Equipment & Supplies 2.2%
Hill-Rom Holdings, Inc.	60,000	4,776,600

Health Care Providers & Services 8.5%
Aetna, Inc.	39,000	5,921,370
Cardinal Health, Inc.	30,000	2,337,600
HCA Healthcare, Inc.*	81,000	7,063,200
Henry Schein, Inc.*	18,000	3,294,360

		18,616,530

Hotels, Restaurants & Leisure 0.9%
Bloomin’ Brands, Inc.	90,000	1,910,700

Common Stocks (continued)

	Shares	Market Value

Industrial Conglomerates 2.6%
3M Co.	27,000	$5,621,130

Insurance 2.7%
Chubb Ltd.	41,000	5,960,580

Internet Software & Services 4.2%
Alphabet, Inc., Class C*	10,000	9,087,300

IT Services 2.5%
PayPal Holdings, Inc.*	102,000	5,474,340

Machinery 3.7%
Stanley Black & Decker, Inc.	58,000	8,162,340

Oil, Gas & Consumable Fuels 3.7%
Cabot Oil & Gas Corp.	150,000	3,762,000
EOG Resources, Inc.	48,000	4,344,960

		8,106,960

Pharmaceuticals 4.0%
Allergan plc	10,000	2,430,900
Pfizer, Inc.	185,000	6,214,150

		8,645,050

Professional Services 1.2%
Nielsen Holdings plc	65,000	2,512,900

Road & Rail 2.4%
CSX Corp.	95,000	5,183,200

Semiconductors & Semiconductor Equipment 1.4%
Analog Devices, Inc.	38,000	2,956,400

Software 5.7%
Activision Blizzard, Inc.	88,000	5,066,160
Symantec Corp.	260,000	7,345,000

		12,411,160

Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	42,000	6,048,840
NCR Corp.*	143,000	5,840,120

		11,888,960

Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	40,000	2,360,000

Total Investments (cost $148,376,239) (a) — 99.6%		217,451,905
Other assets in excess of liabilities — 0.4%		842,622

NET ASSETS — 100.0%		$218,294,527

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

plc	Public Limited Company

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund
Assets:
Investments, at value (cost $148,376,239)	$217,451,905
Cash	2,805,366
Interest and dividends receivable	176,180
Receivable for investments sold	2,489,208
Receivable for capital shares issued	146,285
Prepaid expenses	1,175

Total Assets	223,070,119

Liabilities:
Payable for investments purchased	4,455,616
Payable for capital shares redeemed	148,142
Accrued expenses and other payables:
Investment advisory fees	106,833
Fund administration fees	10,185
Distribution fees	6,844
Administrative servicing fees	22,808
Accounting and transfer agent fees	101
Custodian fees	967
Compliance program costs (Note 3)	206
Professional fees	10,193
Printing fees	9,647
Other	4,050

Total Liabilities	4,775,592

Net Assets	$218,294,527

Represented by:
Capital	$132,383,607
Accumulated undistributed net investment income	703,536
Accumulated net realized gains from investments	16,131,718
Net unrealized appreciation/(depreciation) from investments	69,075,666

Net Assets	$218,294,527

Net Assets:
Class I Shares	$183,794,709
Class II Shares	34,499,818

Total	$218,294,527

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	16,942,765
Class II Shares	3,220,185

Total	20,162,950

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.85
Class II Shares	$10.71

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund
INVESTMENT INCOME:
Dividend income	$1,490,581
Interest income	7,911
Foreign tax withholding	(4,244)

Total Income	1,494,248

EXPENSES:
Investment advisory fees	629,416
Fund administration fees	61,128
Distribution fees Class II Shares	36,736
Administrative servicing fees Class I Shares	135,313
Professional fees	13,811
Printing fees	9,126
Trustee fees	3,203
Custodian fees	3,659
Accounting and transfer agent fees	331
Compliance program costs (Note 3)	431
Other	2,856

Total Expenses	896,010

NET INVESTMENT INCOME	598,238

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	11,824,157
Net change in unrealized appreciation/(depreciation) from investments	10,641,488

Net realized/unrealized gains from investments	22,465,645

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,063,883

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Neuberger Berman NVIT Multi Cap Opportunities Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$598,238	$1,581,400
Net realized gains from investments	11,824,157	4,453,153
Net change in unrealized appreciation/(depreciation) from investments	10,641,488	18,561,489

Change in net assets resulting from operations	23,063,883	24,596,042

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,323,229)
Class II	–	(170,970)
Net realized gains:
Class I	–	(8,113,842)
Class II	–	(1,221,625)

Change in net assets from shareholder distributions	–	(10,829,666)

Change in net assets from capital transactions	(5,167,968)	(13,313,092)

Change in net assets	17,895,915	453,284

Net Assets:
Beginning of period	200,398,612	199,945,328

End of period	$218,294,527	$200,398,612

Accumulated undistributed net investment income at end of period	$703,536	$105,298

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,351,813	$1,870,465
Dividends reinvested	–	9,437,071
Cost of shares redeemed	(12,085,896)	(23,274,327)

Total Class I Shares	(10,734,083)	(11,966,791)

Class II Shares
Proceeds from shares issued	8,802,981	2,169,036
Dividends reinvested	–	1,392,595
Cost of shares redeemed	(3,236,866)	(4,907,932)

Total Class II Shares	5,566,115	(1,346,301)

Change in net assets from capital transactions	$(5,167,968)	$(13,313,092)

10

Statements of Changes in Net Assets (Continued)

	Neuberger Berman NVIT Multi Cap Opportunities Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	128,471	202,735
Reinvested	–	1,030,316
Redeemed	(1,159,955)	(2,540,310)

Total Class I Shares	(1,031,484)	(1,307,259)

Class II Shares
Issued	849,901	234,602
Reinvested	–	154,105
Redeemed	(318,092)	(546,119)

Total Class II Shares	531,809	(157,412)

Total change in shares	(499,675)	(1,464,671)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Multi Cap Opportunities Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (e)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.71	0.03	1.11	1.14	–	–	–	$10.85	11.74%		$183,794,709	0.84%	0.58%	0.84%	12.55%
Year Ended December 31, 2016	$9.05	0.08	1.11	1.19	(0.07)	(0.46)	(0.53)	$9.71	13.60%		$174,595,729	0.85%	0.84%	0.85%	24.20%
Year Ended December 31, 2015	$10.15	0.08	(0.22)	(0.14)	(0.07)	(0.89)	(0.96)	$9.05	(1.08%	)	$174,480,732	0.84%	0.78%	0.84%	25.62%
Year Ended December 31, 2014	$11.40	0.10	0.62	0.72	(0.09)	(1.88)	(1.97)	$10.15	6.60%		$199,621,887	0.83%	0.91%	0.83%	26.67%
Year Ended December 31, 2013	$8.34	0.11	3.50	3.61	(0.11)	(0.44)	(0.55)	$11.40	43.82%		$215,486,565	0.84%	1.05%	0.84%	100.24%
Year Ended December 31, 2012	$7.79	0.12	1.17	1.29	(0.12)	(0.62)	(0.74)	$8.34	16.94%		$171,120,656	0.85%	1.47%	0.85%	125.03%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.60	0.02	1.09	1.11	–	–	–	$10.71	11.56%		$34,499,818	0.94%	0.49%	0.94%	12.55%
Year Ended December 31, 2016	$8.95	0.07	1.10	1.17	(0.06)	(0.46)	(0.52)	$9.60	13.54%		$25,802,883	0.95%	0.74%	0.95%	24.20%
Year Ended December 31, 2015	$10.05	0.07	(0.22)	(0.15)	(0.06)	(0.89)	(0.95)	$8.95	(1.19%	)	$25,464,596	0.94%	0.68%	0.94%	25.62%
Year Ended December 31, 2014	$11.30	0.09	0.62	0.71	(0.08)	(1.88)	(1.96)	$10.05	6.56%		$30,435,901	0.93%	0.81%	0.93%	26.67%
Year Ended December 31, 2013	$8.28	0.10	3.46	3.56	(0.10)	(0.44)	(0.54)	$11.30	43.53%		$36,935,557	0.94%	0.96%	0.94%	100.24%
Year Ended December 31, 2012	$7.74	0.11	1.16	1.27	(0.11)	(0.62)	(0.73)	$8.28	16.84%		$24,165,815	0.95%	1.38%	0.95%	125.03%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise; they are classified as Level 3 investments within the hierarchy.

Equity Securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies, if applicable.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.60%
$1 billion and more	0.55%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.60%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

During the six months ended June 30, 2017, NFM earned $61,128 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $431.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class I shares, for a total amount of $135,313.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $26,248,185 and sales of $30,539,589 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $5,720 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$148,596,414	$69,505,470	$(649,979)	$68,855,491

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

20

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

21

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Semiannual Report

June 30, 2017 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

SAR-SR 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	Neuberger Berman NVIT Socially Responsible Fund

Asset Allocation†

Common Stocks	98.1%
Other assets in excess of liabilities	1.9%
100.0%

Top Industries††

Health Care Equipment & Supplies	8.7%
Internet Software & Services	5.9%
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.3%
Banks	5.2%
IT Services	5.0%
Insurance	4.9%
Semiconductors & Semiconductor Equipment	4.6%
Household Durables	4.1%
Media	3.6%
Other Industries	47.1%
100.0%

Top Holdings††

Progressive Corp. (The)	4.9%
Texas Instruments, Inc.	4.6%
Newell Brands, Inc.	4.1%
Comcast Corp., Class A	3.6%
AmerisourceBergen Corp.	3.6%
Unilever NV, NYRS	3.5%
Intercontinental Exchange, Inc.	3.3%
Becton Dickinson and Co.	3.1%
eBay, Inc.	3.1%
Delphi Automotive plc	3.1%
Other Holdings	63.1%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	Neuberger Berman NVIT Socially Responsible Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Neuberger Berman NVIT Socially Responsible Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,095.10	4.31	0.83
	Hypothetical	(b)(c)	1,000.00	1,020.68	4.16	0.83
Class II Shares	Actual	(b)	1,000.00	1,093.50	4.78	0.92
	Hypothetical	(b)(c)	1,000.00	1,020.23	4.61	0.92

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.1%

	Shares	Market Value

Airlines 2.7%
Ryanair Holdings plc,ADR-IE*	33,528	$3,607,948

Auto Components 3.1%
Delphi Automotive plc	46,520	4,077,478

Banks 5.1%
JPMorgan Chase & Co.	36,253	3,313,524
US Bancorp	67,376	3,498,162

		6,811,686

Capital Markets 3.3%
Intercontinental Exchange, Inc.	65,940	4,346,765

Chemicals 2.7%
Novozymes A/S,ADR-DK	80,788	3,539,322

Communications Equipment 3.4%
Motorola Solutions, Inc.	25,906	2,247,086
NetScout Systems, Inc.*	64,787	2,228,673

		4,475,759

Consumer Finance 2.6%
American Express Co.	40,543	3,415,342

Electric Utilities 1.5%
Eversource Energy	32,683	1,984,185

Energy Equipment & Services 2.0%
Schlumberger Ltd.	41,277	2,717,678

Equity Real Estate Investment Trusts (REITs) 2.4%
Weyerhaeuser Co.	94,508	3,166,018

Food & Staples Retailing 2.3%
Kroger Co. (The)	132,066	3,079,779

Health Care Equipment & Supplies 8.5%
Becton Dickinson and Co.	20,992	4,095,749
Danaher Corp.	45,296	3,822,530
Medtronic plc	38,356	3,404,095

		11,322,374

Health Care Providers & Services 5.2%
AmerisourceBergen Corp.	48,996	4,631,592
Premier, Inc., Class A*	63,347	2,280,492

		6,912,084

Household Durables 4.0%
Newell Brands, Inc.	99,786	5,350,525

Industrial Conglomerates 2.2%
3M Co.	14,160	2,947,970

Insurance 4.8%
Progressive Corp. (The)	143,342	6,319,949

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services 5.8%
Alphabet, Inc., Class A*	3,910	$3,635,049
eBay, Inc.*	116,836	4,079,913

		7,714,962

IT Services 4.8%
Cognizant Technology Solutions Corp., Class A	55,825	3,706,780
Mastercard, Inc., Class A	22,541	2,737,604

		6,444,384

Media 3.6%
Comcast Corp., Class A	122,014	4,748,785

Oil, Gas & Consumable Fuels 5.5%
Cimarex Energy Co.	10,359	973,850
EQT Corp.	56,297	3,298,441
Noble Energy, Inc.	105,223	2,977,811

		7,250,102

Personal Products 3.5%
Unilever NV,NYRS-UK	83,394	4,609,186

Pharmaceuticals 2.1%
Roche Holding AG,ADR-CH	89,570	2,848,326

Professional Services 1.6%
ManpowerGroup, Inc.	18,955	2,116,326

Road & Rail 1.8%
JB Hunt Transport Services, Inc.	25,991	2,375,058

Semiconductors & Semiconductor Equipment 4.5%
Texas Instruments, Inc.	78,419	6,032,774

Software 3.0%
Intuit, Inc.	30,109	3,998,776

Specialty Retail 1.8%
Advance Auto Parts, Inc.	20,714	2,415,045

Textiles, Apparel & Luxury Goods 1.5%
Gildan Activewear, Inc.	65,222	2,004,272

Trading Companies & Distributors 2.8%
WW Grainger, Inc.	20,958	3,783,548

Total Investments (cost $97,774,541) (a) — 98.1%		130,416,406
Other assets in excess of liabilities — 1.9%		2,484,265

NET ASSETS — 100.0%		$132,900,671

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

CH	Switzerland

DK	Denmark

IE	Ireland

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

plc	Public Limited Company

REIT	Real Estate Investment Trust

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
Assets:
Investments, at value (cost $97,774,541)	$130,416,406
Cash	2,591,972
Interest and dividends receivable	79,875
Receivable for capital shares issued	1,504
Prepaid expenses	742

Total Assets	133,090,499

Liabilities:
Payable for capital shares redeemed	66,751
Accrued expenses and other payables:
Investment advisory fees	71,621
Fund administration fees	8,726
Distribution fees	9,408
Administrative servicing fees	7,673
Accounting and transfer agent fees	82
Custodian fees	694
Compliance program costs (Note 3)	128
Professional fees	7,787
Printing fees	8,777
Recoupment fees (Note 3)	4,100
Other	4,081

Total Liabilities	189,828

Net Assets	$132,900,671

Represented by:
Capital	$81,995,104
Accumulated undistributed net investment income	561,352
Accumulated net realized gains from investments	17,702,350
Net unrealized appreciation/(depreciation) from investments	32,641,865

Net Assets	$132,900,671

Net Assets:
Class I Shares	$7,243,081
Class II Shares	125,657,590

Total	$132,900,671

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	503,116
Class II Shares	8,738,189

Total	9,241,305

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$14.40
Class II Shares	$14.38

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund
INVESTMENT INCOME:
Dividend income	$1,110,780
Interest income	5,770
Foreign tax withholding	(6,234)

Total Income	1,110,316

EXPENSES:
Investment advisory fees	426,588
Fund administration fees	52,718
Distribution fees Class II Shares	156,040
Administrative servicing fees Class I Shares	1,606
Administrative servicing fees Class II Shares	31,209
Professional fees	13,499
Printing fees	7,698
Trustee fees	2,015
Custodian fees	2,445
Accounting and transfer agent fees	298
Compliance program costs (Note 3)	270
Recoupment fees (Note 3)	4,100
Other	2,224

Total expenses before fees waived	700,710

Distribution fees waived — Class II (Note 3)	(99,867)

Net Expenses	600,843

NET INVESTMENT INCOME	509,473

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	6,022,146
Net change in unrealized appreciation/(depreciation) from investments	5,257,635

Net realized/unrealized gains from investments	11,279,781

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,789,254

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	Neuberger Berman NVIT Socially Responsible Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$509,473	$903,523
Net realized gains from investments	6,022,146	11,890,068
Net change in unrealized appreciation/(depreciation) from investments	5,257,635	(662,369)

Change in net assets resulting from operations	11,789,254	12,131,222

Distributions to Shareholders From:
Net investment income:
Class I	–	(47,993)
Class II	–	(858,376)
Net realized gains:
Class I	–	(612,763)
Class II	–	(12,438,758)

Change in net assets from shareholder distributions	–	(13,957,890)

Change in net assets from capital transactions	(8,503,600)	(6,406,188)

Change in net assets	3,285,654	(8,232,856)

Net Assets:
Beginning of period	129,615,017	137,847,873

End of period	$132,900,671	$129,615,017

Accumulated undistributed net investment income at end of period	$561,352	$51,879

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,139,404	$316,679
Dividends reinvested	–	660,756
Cost of shares redeemed	(617,678)	(1,812,974)

Total Class I Shares	521,726	(835,539)

Class II Shares
Proceeds from shares issued	2,163,259	1,582,809
Dividends reinvested	–	13,297,134
Cost of shares redeemed	(11,188,585)	(20,450,592)

Total Class II Shares	(9,025,326)	(5,570,649)

Change in net assets from capital transactions	$(8,503,600)	$(6,406,188)

SHARE TRANSACTIONS:
Class I Shares
Issued	78,979	23,913
Reinvested	–	52,187
Redeemed	(43,661)	(137,201)

Total Class I Shares	35,318	(61,101)

11

Statements of Changes in Net Assets (Continued)

	Neuberger Berman NVIT Socially Responsible Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	152,489	119,156
Reinvested	–	1,051,559
Redeemed	(806,213)	(1,553,225)

Total Class II Shares	(653,724)	(382,510)

Total change in shares	(618,406)	(443,611)

Amounts designated as “–“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Socially Responsible Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$13.15	0.06	1.19	1.25	–	–	–	$14.40	9.51%		$7,243,081	0.83%	0.85%	0.83%	10.99%
Year Ended December 31, 2016	$13.39	0.11	1.17	1.28	(0.10)	(1.42)	(1.52)	$13.15	10.11%		$6,153,499	0.83%	0.80%	0.84%	27.75%
Year Ended December 31, 2015	$16.52	0.14	(0.33)	(0.19)	(0.12)	(2.82)	(2.94)	$13.39	(0.32%	)	$7,079,701	0.82%	0.87%	0.82%	19.43%
Year Ended December 31, 2014	$15.08	0.15	1.45	1.60	(0.16)	–	(0.16)	$16.52	10.60%		$7,985,893	0.80%	0.95%	0.80%	32.63%
Year Ended December 31, 2013	$10.95	0.09	4.15	4.24	(0.11)	–	(0.11)	$15.08	38.77%		$11,149,054	0.80%	0.70%	0.80%	29.66%
Year Ended December 31, 2012	$9.94	0.13	1.01	1.14	(0.13)	–	(0.13)	$10.95	11.50%		$8,105,858	0.81%	1.23%	0.81%	29.83%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$13.15	0.05	1.18	1.23	–	–	–	$14.38	9.35%		$125,657,590	0.92%	0.77%	1.08%	10.99%
Year Ended December 31, 2016	$13.38	0.09	1.19	1.28	(0.09)	(1.42)	(1.51)	$13.15	10.11%		$123,461,518	0.92%	0.70%	1.09%	27.75%
Year Ended December 31, 2015	$16.51	0.12	(0.32)	(0.20)	(0.11)	(2.82)	(2.93)	$13.38	(0.42%	)	$130,768,172	0.91%	0.78%	1.07%	19.43%
Year Ended December 31, 2014	$15.07	0.13	1.45	1.58	(0.14)	–	(0.14)	$16.51	10.51%		$155,682,504	0.89%	0.82%	1.05%	32.63%
Year Ended December 31, 2013	$10.95	0.08	4.14	4.22	(0.10)	–	(0.10)	$15.07	38.55%		$185,012,617	0.89%	0.62%	1.05%	29.66%
Year Ended December 31, 2012	$9.94	0.12	1.01	1.13	(0.12)	–	(0.12)	$10.95	11.38%		$156,621,330	0.90%	1.13%	1.06%	29.83%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.65%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.78% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$—	$—	$10,871	$—	$10,871

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to the Expense Limitation Agreement, during the six months ended June 30, 2017, the Fund reimbursed NFA in the amount of $4,100.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $52,718 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $270.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2018. During the six months ended June 30, 2017, the waiver of such distribution fees by NFD amounted to $99,867, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.05% and 0.05% for Class I and Class II shares, respectively, for a total amount of $32,815.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $14,317,088 and sales of $22,493,572 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Social Policy

The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:

●	undervalued stocks that do not meet the social criteria could outperform those that do;

●	economic or political changes could make certain companies less attractive for investment; or

●	the social policy could cause the Fund to seek or avoid stocks that subsequently perform well

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $2,205 of brokerage commissions.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$97,796,110	$37,396,844	$(4,776,548)	$32,620,296

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

24

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

25

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

26

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

27

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

28

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

29

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

30

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

31

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

32

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

33

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

34

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Large Cap Growth Fund

SAR-LCG 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Large Cap Growth Fund

Asset Allocation†

Common Stocks	99.6%
Repurchase Agreements	1.3%
Rights††	0.0%
Liabilities in excess of other assets	(0.9)%
100.0%

Top Holdings†††

Apple, Inc.	6.6%
Microsoft Corp.	5.3%
Alphabet, Inc., Class A	5.1%
Amazon.com, Inc.	3.4%
Facebook, Inc., Class A	3.3%
UnitedHealth Group, Inc.	2.8%
Home Depot, Inc. (The)	2.6%
Walt Disney Co. (The)	2.1%
Priceline Group, Inc. (The)	1.9%
Celgene Corp.	1.7%
Other Holdings*	65.2%
100.0%

Top Industries†††

Software	9.3%
Internet Software & Services	8.6%
Technology Hardware, Storage & Peripherals	8.4%
Health Care Providers & Services	6.8%
Biotechnology	6.5%
Internet & Direct Marketing Retail	6.0%
Machinery	4.8%
Semiconductors & Semiconductor Equipment	4.7%
IT Services	3.8%
Capital Markets	3.8%
Other Industries*	37.3%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Large Cap Growth Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,120.10	3.21	0.61
	Hypothetical(b)(c)		1,000.00	1,021.77	3.06	0.61
Class II Shares	Actual	(b)	1,000.00	1,118.90	4.52	0.86
	Hypothetical(b)(c)		1,000.00	1,020.53	4.31	0.86

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 99.6%

	Shares	Market Value

Aerospace & Defense 0.6%
Textron, Inc.	178,770	$8,420,067

Airlines 1.0%
American Airlines Group, Inc.	277,550	13,966,316

Banks 1.1%
Citigroup, Inc.	114,505	7,658,094
Citizens Financial Group, Inc.	250,045	8,921,606

		16,579,700

Beverages 1.6%
Dr Pepper Snapple Group, Inc.	88,690	8,080,546
Monster Beverage Corp.*	311,730	15,486,746

		23,567,292

Biotechnology 6.6%
Alexion Pharmaceuticals, Inc.*	110,770	13,477,386
Amgen, Inc.	86,765	14,943,536
Celgene Corp.*	191,615	24,885,040
Clovis Oncology, Inc.*	63,340	5,930,524
FibroGen, Inc.*	118,125	3,815,437
Gilead Sciences, Inc.	268,100	18,976,118
Incyte Corp.* (a)	115,025	14,482,798

		96,510,839

Capital Markets 3.8%
Ameriprise Financial, Inc.	88,195	11,226,342
Eaton Vance Corp.	284,495	13,462,303
Morgan Stanley	202,620	9,028,747
MSCI, Inc.	101,940	10,498,801
Northern Trust Corp.	118,730	11,541,743

		55,757,936

Chemicals 0.7%
FMC Corp.	145,655	10,640,098

Commercial Services & Supplies 0.8%
MSA Safety, Inc.	153,730	12,478,264

Communications Equipment 0.5%
Juniper Networks, Inc.	256,385	7,148,014

Construction & Engineering 1.0%
MasTec, Inc.*	325,310	14,687,747

Construction Materials 1.2%
Eagle Materials, Inc.	101,415	9,372,774
Summit Materials, Inc., Class A* (a)	296,005	8,545,665

		17,918,439

Containers & Packaging 1.7%
Berry Global Group, Inc.*	178,020	10,148,920
Packaging Corp. of America	129,065	14,376,551

		24,525,471

Common Stocks (continued)

	Shares	Market Value

Distributors 1.0%
Pool Corp.	120,210	$14,133,090

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	148,900	6,649,874

Electronic Equipment, Instruments & Components 1.0%
Sanmina Corp.*	183,990	7,010,019
Zebra Technologies Corp., Class A*	77,250	7,765,170

		14,775,189

Food & Staples Retailing 2.0%
CVS Health Corp.	171,930	13,833,488
Sysco Corp.	297,040	14,950,023

		28,783,511

Food Products 0.5%
Blue Buffalo Pet Products, Inc.*	289,900	6,612,619

Health Care Equipment & Supplies 0.5%
Hill-Rom Holdings, Inc.	92,895	7,395,371

Health Care Providers & Services 6.8%
AmerisourceBergen Corp.	159,375	15,065,719
HealthSouth Corp.	262,770	12,718,068
Humana, Inc.	75,855	18,252,230
UnitedHealth Group, Inc.	224,400	41,608,248
WellCare Health Plans, Inc.*	71,485	12,835,846

		100,480,111

Hotels, Restaurants & Leisure 2.2%
MGM Resorts International	365,795	11,445,725
Restaurant Brands International, Inc.	126,780	7,928,821
Wyndham Worldwide Corp.	123,655	12,416,199

		31,790,745

Household Durables 1.7%
Mohawk Industries, Inc.*	49,150	11,879,063
PulteGroup, Inc.	528,160	12,955,765

		24,834,828

Household Products 1.1%
Kimberly-Clark Corp.	128,505	16,591,281

Insurance 0.7%
XL Group Ltd.	224,445	9,830,691

Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.*	52,165	50,495,720
Netflix, Inc.*	68,355	10,212,921
Priceline Group, Inc. (The)*	14,735	27,562,112

		88,270,753

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services 8.7%
Alphabet, Inc., Class A*	80,840	$75,155,331
Facebook, Inc., Class A*	326,600	49,310,068
GrubHub, Inc.*	80,270	3,499,772

		127,965,171

IT Services 3.8%
Euronet Worldwide, Inc.*	94,335	8,242,049
Fiserv, Inc.*	113,980	13,944,313
Square, Inc., Class A* (a)	463,865	10,882,273
Vantiv, Inc., Class A*	236,250	14,964,075
Visa, Inc., Class A	90,140	8,453,329

		56,486,039

Life Sciences Tools & Services 0.6%
ICON plc* (a)	95,885	9,376,594

Machinery 4.8%
Crane Co.	148,925	11,821,666
Cummins, Inc.	80,820	13,110,620
Deere & Co.	145,890	18,030,545
Oshkosh Corp.	188,845	13,007,644
Stanley Black & Decker, Inc.	107,735	15,161,547

		71,132,022

Media 3.3%
Comcast Corp., Class A	424,000	16,502,080
Walt Disney Co. (The)	296,375	31,489,844

		47,991,924

Metals & Mining 0.7%
Steel Dynamics, Inc.	288,910	10,345,867

Oil, Gas & Consumable Fuels 0.8%
EOG Resources, Inc.	122,395	11,079,195

Pharmaceuticals 1.8%
Bristol-Myers Squibb Co.	255,255	14,222,809
Zoetis, Inc.	198,380	12,374,944

		26,597,753

Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A*	433,210	15,768,844

Road & Rail 1.5%
Union Pacific Corp.	201,295	21,923,038

Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc.	437,835	18,086,964
Broadcom Ltd.	62,635	14,597,087
Lam Research Corp.	93,920	13,283,106
Micron Technology, Inc.*	517,810	15,461,806
ON Semiconductor Corp.*	587,120	8,243,165

		69,672,128

Common Stocks (continued)

	Shares	Market Value

Software 9.4%
Adobe Systems, Inc.*	88,055	$12,454,500
Check Point Software Technologies Ltd.*	103,590	11,299,597
Electronic Arts, Inc.*	198,690	21,005,507
FireEye, Inc.* (a)	497,510	7,567,127
Microsoft Corp.	1,146,155	79,004,464
VMware, Inc., Class A* (a)	81,235	7,102,376

		138,433,571

Specialty Retail 2.6%
Home Depot, Inc. (The)	251,825	38,629,955

Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	683,600	98,452,072
HP, Inc.	617,865	10,800,280
Western Digital Corp. (a)	168,510	14,929,986

		124,182,338

Tobacco 1.5%
Altria Group, Inc.	291,930	21,740,027

Trading Companies & Distributors 0.5%
HD Supply Holdings, Inc.*	236,075	7,230,977

Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.*	181,565	11,006,470

Total Common Stock (cost $1,228,812,524)		1,461,910,159

Rights 0.0%†

	Number of Rights

Biotechnology 0.0%†
Dyax Corp., CVR* (b)	326,350	407,938

Total Rights (cost $–)		407,938

Repurchase Agreements 1.3%

	Principal Amount

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $18,051,336, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value$18,410,675. (c)(d)	$18,049,681	18,049,681

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Large Cap Growth Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $1,000,206, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 07/31/17 - 02/15/25; total market value $1,020,029. (c)(d)	$1,000,000	$1,000,000

Total Repurchase Agreements (cost $19,049,681)		19,049,681

Total Investments (cost $1,247,862,205) (e) — 100.9%		1,481,367,778
Liabilities in excess of other assets — (0.9)%		(12,574,013)

NET ASSETS — 100.0%		$1,468,793,765

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $26,215,381, which was collateralized by cash used to purchase repurchase agreements with a total value of $19,049,681 and by $8,052,176 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 07/27/17 - 02/15/47 a total value of $27,101,857.

(b)	Fair valued security.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $19,049,681.

(d)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
Ltd.	Limited
plc	Public Limited Company

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Large Cap Growth Fund
Assets:
Investments, at value* (cost $1,228,812,524)	$1,462,318,097
Repurchase agreements, at value (cost $19,049,681)	19,049,681

Total Investments, at value (total cost $1,247,862,205)	1,481,367,778

Cash	11,308,265
Interest and dividends receivable	901,754
Security lending income receivable	7,595
Receivable for investments sold	20,382,511
Receivable for capital shares issued	22,189
Prepaid expenses	8,131

Total Assets	1,513,998,223

Liabilities:
Payable for investments purchased	24,365,892
Payable for capital shares redeemed	851,714
Payable upon return of securities loaned (Note 2)	19,049,681
Accrued expenses and other payables:
Investment advisory fees	566,991
Fund administration fees	35,442
Distribution fees	63,840
Administrative servicing fees	184,577
Accounting and transfer agent fees	564
Custodian fees	8,002
Compliance program costs (Note 3)	1,451
Professional fees	10,305
Printing fees	62,242
Other	3,757

Total Liabilities	45,204,458

Net Assets	$1,468,793,765

Represented by:
Capital	$1,143,528,544
Accumulated undistributed net investment income	3,633,404
Accumulated net realized gains from investments	88,126,244
Net unrealized appreciation/(depreciation) from investments	233,505,573

Net Assets	$1,468,793,765

Net Assets:
Class I Shares	$1,163,628,321
Class II Shares	305,165,444

Total	$1,468,793,765

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	65,315,422
Class II Shares	17,249,545

Total	82,564,967

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$17.82
Class II Shares	$17.69
*	Includes value of securities on loan of $26,215,381 (Note 2).

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$8,090,616
Interest income	58,871
Income from securities lending (Note 2)	56,928
Foreign tax withholding	(46,118)

Total Income	8,160,297

EXPENSES:
Investment advisory fees	3,446,220
Fund administration fees	214,282
Distribution fees Class II Shares	377,637
Administrative servicing fees Class I Shares	860,173
Administrative servicing fees Class II Shares	226,584
Professional fees	19,698
Trustee fees	22,274
Custodian fees	25,802
Accounting and transfer agent fees	1,128
Compliance program costs (Note 3)	2,948
Other	4,513

Total expenses before fees waived, and expenses reimbursed	5,201,259

Investment advisory fees waived (Note 3)	(275,312)
Expenses reimbursed by adviser (Note 3)	(112,897)

Net Expenses	4,813,050

NET INVESTMENT INCOME	3,347,247

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	53,656,269
Net change in unrealized appreciation/(depreciation) from investments	106,688,056

Net realized/unrealized gains from investments	160,344,325

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$163,691,572

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Large Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$3,347,247	$9,880,295
Net realized gains from investments	53,656,269	38,050,765
Net change in unrealized appreciation/(depreciation) from investments	106,688,056	(239,110)

Change in net assets resulting from operations	163,691,572	47,691,950

Distributions to Shareholders From:
Net investment income:
Class I	–	(8,137,321)
Class II	–	(1,481,229)
Net realized gains:
Class I	–	(251,492,533)
Class II	–	(67,430,578)

Change in net assets from shareholder distributions	–	(328,541,661)

Change in net assets from capital transactions	(87,631,753)	331,861,771

Change in net assets	76,059,819	51,012,060

Net Assets:
Beginning of period	1,392,733,946	1,341,721,886

End of period	$1,468,793,765	$1,392,733,946

Accumulated undistributed net investment income at end of period	$3,633,404	$286,157

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,777,224	$10,557,533
Proceeds from shares issued from merger (Note 10)	–	125,456,931
Dividends reinvested	–	259,629,854
Cost of shares redeemed	(71,232,484)	(149,729,690)

Total Class I Shares	(67,455,260)	245,914,628

Class II Shares
Proceeds from shares issued	4,494,272	13,803,965
Proceeds from shares issued from merger (Note 10)	–	56,932,030
Dividends reinvested	–	68,911,807
Cost of shares redeemed	(24,670,765)	(53,700,659)

Total Class II Shares	(20,176,493)	85,947,143

Change in net assets from capital transactions	$(87,631,753)	$331,861,771

12

Statements of Changes in Net Assets (Continued)

	NVIT Large Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	218,499	561,527
Issued in merger (Note 10)	–	6,289,919
Reinvested	–	16,698,778
Redeemed	(4,143,124)	(8,190,303)

Total Class I Shares	(3,924,625)	15,359,921

Class II Shares
Issued	269,675	755,964
Issued in merger (Note 10)	–	2,867,894
Reinvested	–	4,465,334
Redeemed	(1,450,143)	(2,963,149)

Total Class II Shares	(1,180,468)	5,126,043

Total change in shares	(5,105,093)	20,485,964

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Large Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$15.91	0.04	1.87	1.91	–	–	–	$17.82	12.01%	$1,163,628,321	0.61%	0.51%	0.67%	39.47%
Year Ended December 31, 2016	$19.99	0.14	0.44	0.58	(0.12)	(4.54)	(4.66)	$15.91	3.63%	$1,101,282,906	0.61%	0.77%	0.69%	86.07%	(g)
Year Ended December 31, 2015	$22.74	0.13	0.85	0.98	(0.13)	(3.60)	(3.73)	$19.99	5.09%	$1,076,868,266	0.63%	0.60%	0.68%	114.71%
Year Ended December 31, 2014	$23.49	0.13	1.87	2.00	(0.17)	(2.58)	(2.75)	$22.74	8.80%	$1,161,615,884	0.63%	0.55%	0.68%	47.71%
Year Ended December 31, 2013	$17.31	0.12	6.22	6.34	(0.16)	–	(0.16)	$23.49	36.70%	$1,212,244,085	0.63%	0.59%	0.70%	44.07%
Year Ended December 31, 2012	$14.69	0.15	2.59	2.74	(0.12)	–	(0.12)	$17.31	18.68%	$1,035,691,930	0.63%	0.88%	0.70%	46.31%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$15.81	0.02	1.86	1.88	–	–	–	$17.69	11.89%	$305,165,444	0.86%	0.26%	0.92%	39.47%
Year Ended December 31, 2016	$19.91	0.09	0.43	0.52	(0.08)	(4.54)	(4.62)	$15.81	3.32%	$291,451,040	0.86%	0.52%	0.94%	86.07%	(g)
Year Ended December 31, 2015	$22.67	0.08	0.84	0.92	(0.08)	(3.60)	(3.68)	$19.91	4.82%	$264,853,620	0.88%	0.35%	0.93%	114.71%
Year Ended December 31, 2014	$23.42	0.07	1.87	1.94	(0.11)	(2.58)	(2.69)	$22.67	8.56%	$282,930,748	0.88%	0.30%	0.93%	47.71%
Year Ended December 31, 2013	$17.27	0.07	6.19	6.26	(0.11)	–	(0.11)	$23.42	36.29%	$304,897,633	0.88%	0.34%	0.95%	44.07%
Year Ended December 31, 2012	$14.65	0.10	2.60	2.70	(0.08)	–	(0.08)	$17.27	18.42%	$271,613,800	0.88%	0.62%	0.95%	46.31%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Excludes merger activity.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Large Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U S securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U S securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,461,910,160	$—	$—	$1,461,910,160
Repurchase Agreements	—	19,049,681	—	19,049,681
Right	—	—	407,937	407,937
Total	$1,461,910,160	$19,049,681	$407,937	$1,481,367,778

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/16	$407,937	$407,937
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$407,937	$407,937
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 06/30/17	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $19,049,681, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89%-2.00%, maturing 04/30/19-02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
ML Pierce Fenner & Smith, Inc.	$18,049,681	$—	$18,049,681	$(18,049,681)	$—
RBS Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Total	$19,049,681	$—	$19,049,681	$(19,049,681)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Boston Advisors, LLC (the “Subadviser”) as subadviser to the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.50%
$500 million up to $1 billion	0.475%
$1 billion and more	0.45%

The Trust and NFA have entered into a written contract waiving 0.038% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $275,312, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers and expense reimbursements was 0.48%, after contractual fee waivers was 0.44%, and after contractual fee waivers and expense reimbursements was 0.42%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, without any exclusions for Rule 12b-1 fees or administrative services fees, from exceeding the amounts listed in the table below until April 30, 2018.

Class	Expense Limitation
Class I	0.65%
Class II	0.90%

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$453,453	$348,756	$568,166	$112,897	$1,483,272

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $214,282 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $2,948.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $1,086,757.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $568,617,994 and sales of $634,173,930 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $0 of brokerage commissions.

10.  Merger

At close of business on April 24, 2016, NVIT Large Cap Growth Fund (“Acquiring Fund”) acquired all of the net assets of NVIT Growth Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on December 9, 2015. The reorganization of the Target Fund was approved by the shareholders of the Target Fund at a meeting held on March 29, 2016. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 9,157,813 shares of the Acquiring Fund, valued at $182,388,961, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $178,541,229 and identified cost of $166,434,157 at April 24, 2016, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $1,293,746,557. The net assets of the Acquiring Fund immediately following the acquisition were $1,476,135,518. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class I and Class II shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund. Shareholders of Class IV shares of the Target Fund received a number of shares proportional to their ownership of Class I of the Acquiring Fund.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/(Depreciation) immediately before and after the reorganization.

Fund/Class	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/ (Depreciation)
Target Fund
NVIT Growth Fund				$12,107,072
Class I	5,544,690	$102,502,028	$18.4865
Class II	5,500,144	56,932,030	10.3510
Class IV	1,241,881	22,954,903	18.4840
Acquiring Fund
NVIT Large Cap Growth Fund				$118,681,657
Class I	51,955,174	$1,036,280,477	$19.9457
Class II	12,969,579	257,466,080	19.8515
After Reorganization
NVIT Large Cap Growth Fund				$130,788,729
Class I	58,245,093	$1,161,737,408	$19.9457
Class II	15,837,473	314,398,110	19.8515

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following pro forma information for the year ended December 31, 2016 is provided as though the reorganization had been completed on January 1, 2016, the beginning of the annual reporting period for the Fund:

●	Net investment income $9,082,307;

●	Net gain on investments $36,023,741;

●	Net change in unrealized appreciation/(depreciation) $12,710,850; and

●	Net increase in net assets resulting from operations $57,816,898.

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since April 24, 2016.

11.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,248,761,524	$258,344,441	$ (25,738,187)	$232,606,254

12.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

26

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

27

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

28

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

29

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

30

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

31

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

32

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

33

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

34

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

35

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

36

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

37

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

38

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Government Bond Fund

SAR-GB 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Government Bond Fund

Asset Allocation†

U.S. Treasury Obligations	25.6%
U.S. Government Agency Securities	25.3%
Mortgage-Backed Securities	19.2%
Collateralized Mortgage Obligations	14.3%
Corporate Bonds	11.3%
Foreign Government Securities	3.7%
Futures Contracts††	0.0%
Other assets in excess of liabilities	0.6%
100.0%

Top Holdings†††

FNMA, 2.50%, 09/25/42	7.7%
U.S. Treasury Bonds, 2.88%, 05/15/43	7.2%
Private Export Funding Corp., 5.45%, 09/15/17	7.0%
Tennessee Valley Authority, 7.13%, 05/01/30	7.0%
U.S. Treasury Bonds, 3.13%, 11/15/41	5.8%
U.S. Treasury Notes, 2.13%, 12/31/22	5.0%
FHLMC, 3.50%, 05/01/45	4.9%
FHLB, 1.63%, 06/14/19	3.5%
Private Export Funding Corp., 2.25%, 12/15/17	3.0%
FNMA, 6.09%, 09/27/27	3.0%
Other Holdings	45.9%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Government Bond Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,015.90	3.45	0.69
	Hypothetical	(b)(c)	1,000.00	1,021.37	3.46	0.69
Class II Shares	Actual	(b)	1,000.00	1,014.00	4.69	0.94
	Hypothetical	(b)(c)	1,000.00	1,020.13	4.71	0.94
Class IV Shares	Actual	(b)	1,000.00	1,015.90	3.45	0.69
	Hypothetical	(b)(c)	1,000.00	1,021.37	3.46	0.69
Class Y Shares	Actual	(b)	1,000.00	1,015.90	2.65	0.53
	Hypothetical	(b)(c)	1,000.00	1,022.17	2.66	0.53

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 14.3%

	Principal Amount	Market Value

FHLMC REMIC
Series 2468, Class TE, 5.50%, 07/15/17	$4,698	$4,697
Series 2509, Class LK, 5.50%, 10/15/17	73,947	74,260
Series 2517, Class BH, 5.50%, 10/15/17	56,671	56,904
Series 2985, Class JR, 4.50%, 06/15/25	4,900,321	5,169,114
Series 2922, Class GA, 5.50%, 05/15/34	964,975	1,005,119
FNMA REMIC
Series 2003-64, Class HQ, 5.00%, 07/25/23	1,771,939	1,892,917
Series 1993-149, Class M, 7.00%, 08/25/23	452,204	497,076
Series 2005-40, Class YG, 5.00%, 05/25/25	4,693,290	4,998,021
Series 2015-92, Class PA, 2.50%, 12/25/41	8,139,263	8,139,091
Series 2013-59, Class MX, 2.50%, 09/25/42	32,871,611	33,110,818
Series 2015-88, Class JA, 2.50%, 12/25/45	7,004,627	7,025,045

Total Collateralized Mortgage Obligations (cost $61,608,982)		61,973,062

Corporate Bonds 11.3%
Diversified Financial Services 11.3%
Private Export Funding Corp.,
Series X, 5.45%, 09/15/17	30,000,000	30,248,790
Series CC, 2.25%, 12/15/17	13,000,000	13,050,947
Series GG, 2.45%, 07/15/24	5,500,000	5,519,151

Total Corporate Bonds (cost $48,276,173)		48,818,888

Foreign Government Securities 3.7%
UNITED STATES 3.7%
Iraq Government AID Bond, 2.15%, 01/18/22	10,000,000	9,991,480
Ukraine Government Bond, 1.47%, 09/29/21	6,000,000	5,866,458

Total Foreign Government Securities (cost $16,000,000)		15,857,938

Mortgage-Backed Securities 19.2%
FHLMC Gold Pool
Pool# Q33547, 3.50%, 05/01/45	20,276,653	20,878,933

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Non Gold Pool
Pool# 847558, 3.62%, 06/01/35 (a)	$2,087,446	$2,212,424
FNMA Pool
Pool# 462260 5.60%, 09/01/18	2,428,625	2,425,834
Pool# 874142 5.56%, 12/01/21	10,580,006	11,879,840
Pool# 932840 3.50%, 12/01/25	962,425	1,001,997
Pool# AB2514 3.50%, 03/01/26	1,686,914	1,756,274
Pool# AK8393 2.50%, 03/01/27	1,311,659	1,329,588
Pool# AV7733 3.50%, 01/01/29	4,344,679	4,545,220
Pool# 745684 3.20%, 04/01/34 (a)	4,430,863	4,674,372
Pool# 790760 2.92%, 09/01/34 (a)	1,844,233	1,932,621
Pool# 799144 2.79%, 04/01/35 (a)	701,585	742,982
Pool# 822705 3.50%, 04/01/35 (a)	658,076	694,746
Pool# 815217 3.36%, 05/01/35 (a)	1,152,382	1,218,359
Pool# 821377 3.36%, 05/01/35 (a)	1,127,594	1,187,668
Pool# 783609 3.60%, 05/01/35 (a)	675,952	714,428
Pool# 826181 2.88%, 07/01/35 (a)	2,258,780	2,396,628
Pool# 873932 6.31%, 08/01/36	7,107,227	7,892,005
Pool# 745866 2.67%, 09/01/36 (a)	5,565,569	5,877,401
GNMA I Pool
Pool# 711052 3.50%, 12/15/24	30,794	32,171
Pool# 748484 3.50%, 08/15/25	209,889	219,277
Pool# 682492 3.50%, 10/15/25	762,289	796,384
Pool# 719433 3.50%, 10/15/25	534,277	558,174
Pool# 733504 3.50%, 11/15/25	939,831	981,867
Pool# 682497 3.50%, 11/15/25	923,404	964,705
Pool# 749618 3.50%, 11/15/25	751,755	785,379
Pool# 742371 3.50%, 11/15/25	423,737	442,690
Pool# 740930 3.50%, 11/15/25	400,878	418,808

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Government Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA I Pool (continued)
Pool# 750403 3.50%, 11/15/25	$224,716	$234,766
Pool# 705178 3.50%, 11/15/25	123,235	128,747
Pool# 755650 3.50%, 12/15/25	2,900,834	3,030,581
Pool# 682502 3.50%, 12/15/25	899,677	939,917

Total Mortgage-Backed Securities (cost $79,870,879)		82,894,786

U.S. Government Agency Securities 25.3%
FHLB
1.88%, 03/08/19	10,000,000	10,076,800
1.63%, 06/14/19	15,000,000	15,050,985
1.88%, 03/13/20	10,000,000	10,074,510
2.75%, 12/11/26	11,500,000	11,499,816
3.00%, 12/11/26	10,000,000	10,194,150
FNMA
1.50%, 02/28/20	5,000,000	4,986,895
1.88%, 09/24/26	5,000,000	4,740,720
6.09%, 09/27/27	10,000,000	12,967,130
Tennessee Valley Authority 7.13%, 05/01/30 (b)	20,721,000	30,018,450

Total U.S. Government Agency Securities (cost $108,397,954)		109,609,456

U.S. Treasury Obligations 25.6%
U.S. Treasury Bonds 3.13%, 11/15/41	23,500,000	24,884,291
2.88%, 05/15/43	30,880,000	31,179,165
3.00%, 11/15/45	5,000,000	5,149,805
U.S. Treasury Notes 1.25%, 04/30/19	2,250,000	2,244,463
1.38%, 02/15/20	2,500,000	2,492,090
1.50%, 05/15/20	8,350,000	8,340,539
1.88%, 03/31/22	4,000,000	4,002,344

U.S. Treasury Obligations (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
1.88%, 04/30/22	$7,000,000	$6,998,635
2.13%, 12/31/22 (c)	21,500,000	21,671,334
2.13%, 03/31/24	4,000,000	4,002,968

Total U.S. Treasury Obligations (cost $109,956,439)		110,965,634

Total Investments (cost $424,110,427) (d) — 99.4%		430,119,764
Other assets in excess of liabilities — 0.6%		2,727,140

NET ASSETS — 100.0%		$432,846,904

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2017. The maturity date represents the actual maturity date.

(b)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $7,243,485, which was collateralized by $7,481,067 in the form of U.S Government Treasury Securities, interest rates ranging from 0.13% - 8.75%, and maturity dates ranging from 10/31/17 - 11/15/46.

(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

AID	Agency for International Development

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

REMIC	Real Estate Mortgage Investment Conduits

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
18	U.S. Treasury Ultra Bond	09/20/17	$2,985,750	$50,863

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(43)	U.S. Treasury 10 Year Ultra Bond	09/20/17	$5,796,938	$6,952

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Government Bond Fund
Assets:
Investments, at value* (cost $424,110,427)	$430,119,764
Cash	1,276,452
Interest receivable	2,030,538
Security lending income receivable	463
Receivable for investments sold	70,963
Receivable for capital shares issued	40,238
Receivable for variation margin on futures contracts	4,175
Prepaid expenses	2,444

Total Assets	433,545,037

Liabilities:
Payable for capital shares redeemed	398,552
Accrued expenses and other payables:
Investment advisory fees	170,334
Fund administration fees	14,404
Distribution fees	540
Administrative servicing fees	81,208
Accounting and transfer agent fees	775
Custodian fees	2,692
Compliance program costs (Note 3)	451
Professional fees	13,015
Printing fees	11,408
Other	4,754

Total Liabilities	698,133

Net Assets	$432,846,904

Represented by:
Capital	$434,276,724
Accumulated undistributed net investment income	5,251,432
Accumulated net realized losses from investments and futures transactions	(12,748,404)
Net unrealized appreciation/(depreciation) from investments	6,009,337
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	57,815

Net Assets	$432,846,904

Net Assets:
Class I Shares	$416,754,976
Class II Shares	2,641,626
Class IV Shares	13,439,789
Class Y Shares	10,513

Total	$432,846,904

9

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Government Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	38,286,471
Class II Shares	243,613
Class IV Shares	1,235,398
Class Y Shares	965

Total	39,766,447

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.89
Class II Shares	$10.84
Class IV Shares	$10.88
Class Y Shares	$10.89

*	Includes value of securities on loan of $7,243,485 (Note 2).

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Government Bond Fund
INVESTMENT INCOME:
Interest income	$5,871,979
Income from securities lending (Note 2)	13,871

Total Income	5,885,850

EXPENSES:
Investment advisory fees	1,077,169
Fund administration fees	87,801
Distribution fees Class II Shares	3,255
Administrative servicing fees Class I Shares	318,220
Administrative servicing fees Class II Shares	1,953
Administrative servicing fees Class IV Shares	10,192
Professional fees	20,281
Printing fees	16,592
Trustee fees	6,672
Custodian fees	9,236
Accounting and transfer agent fees	1,768
Compliance program costs (Note 3)	891
Other	5,802

Total expenses before fees waived	1,559,832

Investment advisory fees waived (Note 3)	(33,040)

Net Expenses	1,526,792

NET INVESTMENT INCOME	4,359,058

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(962,999)
Net realized losses from futures transactions (Note 2)	(54,774)

Net realized losses from investments and futures transactions	(1,017,773)

Net change in unrealized appreciation/(depreciation) from investments	3,338,413
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	236,546

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	3,574,959

Net realized/unrealized gains from investments and futures transactions	2,557,186

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,916,244

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Government Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$4,359,058	$8,879,904
Net realized losses from investments and futures transactions	(1,017,773)	(6,547,326)
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	3,574,959	2,585,006

Change in net assets resulting from operations	6,916,244	4,917,584

Distributions to Shareholders From:
Net investment income:
Class I	–	(8,927,692)
Class II	–	(47,214)
Class IV	–	(283,208)
Class Y	–	(225)

Change in net assets from shareholder distributions	–	(9,258,339)

Change in net assets from capital transactions	(22,494,588)	(31,918,806)

Change in net assets	(15,578,344)	(36,259,561)

Net Assets:
Beginning of period	448,425,248	484,684,809

End of period	$432,846,904	$448,425,248

Accumulated undistributed net investment income at end of period	$5,251,432	$892,374

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$26,866,385	$95,017,758
Dividends reinvested	–	8,927,692
Cost of shares redeemed	(48,519,509)	(134,998,701)

Total Class I Shares	(21,653,124)	(31,053,251)

Class II Shares
Proceeds from shares issued	316,587	924,577
Dividends reinvested	–	47,214
Cost of shares redeemed	(292,949)	(691,466)

Total Class II Shares	23,638	280,325

Class IV Shares
Proceeds from shares issued	297,827	2,034,586
Dividends reinvested	–	283,208
Cost of shares redeemed	(1,162,929)	(3,463,899)

Total Class IV Shares	(865,102)	(1,146,105)

Class Y Shares
Proceeds from shares issued	–	–
Dividends reinvested	–	225
Cost of shares redeemed	–	–

Total Class Y Shares	–	225

Change in net assets from capital transactions	$(22,494,588)	$(31,918,806)

12

Statements of Changes in Net Assets (Continued)

	NVIT Government Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	2,496,481	8,562,017
Reinvested	–	832,126
Redeemed	(4,493,857)	(12,112,736)

Total Class I Shares	(1,997,376)	(2,718,593)

Class II Shares
Issued	29,417	83,061
Reinvested	–	4,409
Redeemed	(27,226)	(62,998)

Total Class II Shares	2,191	24,472

Class IV Shares
Issued	27,556	184,239
Reinvested	–	26,422
Redeemed	(107,910)	(310,465)

Total Class IV Shares	(80,354)	(99,804)

Class Y Shares
Issued	–	–
Reinvested	–	20
Redeemed	–	–

Total Class Y Shares	–	20

Total change in shares	(2,075,539)	(2,793,905)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Bond Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.72	0.11	0.06	0.17	–	–	–	–	$10.89	1.59%		$416,754,976	0.69%	1.98%	0.71%	22.46%
Year Ended December 31, 2016	$10.86	0.20	(0.12)	0.08	(0.22)	–	(0.22)	–	$10.72	0.74%		$431,740,671	0.69%	1.79%	0.70%	32.76%
Year Ended December 31, 2015	$11.07	0.18	(0.19)	(0.01)	(0.20)	–	(0.20)	–	$10.86	(0.11%	)	$466,960,399	0.68%	1.62%	0.70%	18.76%
Year Ended December 31, 2014	$10.80	0.19	0.30	0.49	(0.22)	–	(0.22)	–	$11.07	4.57%		$527,959,510	0.68%	1.72%	0.69%	53.61%
Year Ended December 31, 2013	$11.63	0.18	(0.65)	(0.47)	(0.23)	(0.13)	(0.36)	–	$10.80	(4.06%	)	$594,823,790	0.68%	1.62%	0.69%	108.42%
Year Ended December 31, 2012	$11.93	0.23	0.14	0.37	(0.27)	(0.40)	(0.67)	–	$11.63	3.06%		$762,193,954	0.69%	1.90%	0.69%	84.84%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.69	0.09	0.06	0.15	–	–	–	–	$10.84	1.40%		$2,641,626	0.94%	1.73%	0.96%	22.46%
Year Ended December 31, 2016	$10.83	0.17	(0.12)	0.05	(0.19)	–	(0.19)	–	$10.69	0.48%		$2,580,784	0.94%	1.55%	0.95%	32.76%
Year Ended December 31, 2015	$11.04	0.15	(0.19)	(0.04)	(0.17)	–	(0.17)	–	$10.83	(0.37%	)	$2,349,620	0.93%	1.36%	0.94%	18.76%
Year Ended December 31, 2014	$10.77	0.16	0.30	0.46	(0.19)	–	(0.19)	–	$11.04	4.31%		$2,920,423	0.93%	1.48%	0.94%	53.61%
Year Ended December 31, 2013	$11.59	0.15	(0.64)	(0.49)	(0.20)	(0.13)	(0.33)	–	$10.77	(4.26%	)	$3,459,202	0.93%	1.37%	0.94%	108.42%
Year Ended December 31, 2012	$11.89	0.20	0.13	0.33	(0.23)	(0.40)	(0.63)	–	$11.59	2.76%		$4,541,520	0.94%	1.67%	0.94%	84.84%

Class IV Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.71	0.11	0.06	0.17	–	–	–	–	$10.88	1.59%		$13,439,789	0.69%	1.98%	0.71%	22.46%
Year Ended December 31, 2016	$10.85	0.20	(0.12)	0.08	(0.22)	–	(0.22)	–	$10.71	0.74%		$14,093,445	0.69%	1.79%	0.70%	32.76%
Year Ended December 31, 2015	$11.06	0.18	(0.19)	(0.01)	(0.20)	–	(0.20)	–	$10.85	(0.11%	)	$15,364,532	0.68%	1.62%	0.70%	18.76%
Year Ended December 31, 2014	$10.79	0.19	0.30	0.49	(0.22)	–	(0.22)	–	$11.06	4.58%		$17,471,473	0.68%	1.72%	0.69%	53.61%
Year Ended December 31, 2013	$11.63	0.18	(0.66)	(0.48)	(0.23)	(0.13)	(0.36)	–	$10.79	(4.13%	)	$18,704,759	0.68%	1.62%	0.69%	108.42%
Year Ended December 31, 2012	$11.93	0.23	0.14	0.37	(0.27)	(0.40)	(0.67)	–	$11.63	3.06%		$21,839,388	0.69%	1.90%	0.69%	84.84%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.72	0.11	0.06	0.17	–	–	–	–	$10.89	1.59%		$10,513	0.53%	2.14%	0.53%	22.46%
Year Ended December 31, 2016	$10.86	0.22	(0.12)	0.10	(0.24)	–	(0.24)	–	$10.72	0.91%		$10,348	0.53%	1.95%	0.53%	32.76%
Year Ended December 31, 2015	$11.07	0.20	(0.19)	0.01	(0.22)	–	(0.22)	–	$10.86	0.05%		$10,258	0.53%	1.77%	0.53%	18.76%
Period Ended December 31, 2014 (g)	$10.94	0.13	0.15	0.28	(0.15)	–	(0.15)	–	$11.07	2.53%		$10,249	0.54%	1.79%	0.54%	53.61%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Government Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$61,973,062	$—	$61,973,062
Corporate Bonds	—	48,818,888	—	48,818,888
Foreign Government Securities	—	15,857,938	—	15,857,938
Futures Contracts	57,815	—	—	57,815
Mortgage-Backed Securities	—	82,894,786	—	82,894,786
U.S. Government Agency Securities	—	109,609,456	—	109,609,456
U.S. Treasury Obligations	—	110,965,634	—	110,965,634
Total	$57,815	$430,119,764	$—	$430,177,579

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$57,815
Total		$57,815

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$(54,774)
Total	$(54,774)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$236,546
Total	$236,546

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long(a)	$12,495,164
Average Notional Balance Short(b)	$5,803,823

(a)	The Fund entered into long futures contracts from January 1, 2017 through February 24, 2017 and from March 10, 2017 through June 2017.

(b)	The Fund entered into short futures contracts from March 10, 2017 through June 30, 2017.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (b) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the Fund did not hold any repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.50%
$250 million up to $1 billion	0.475%
$1 billion up to $2 billion	0.45%
$2 billion up to $5 billion	0.425%
$5 billion and more	0.40%

The Trust and NFA have entered into a written contract waiving 0.015% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $33,040, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.49%, and after contractual fee waivers was 0.47%. During the six months ended June 30, 2017, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $303,560.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $87,801 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $891.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively, for a total amount of $330,365.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $97,710,105 and sales of $105,371,102 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the six months ended June 30, 2017, the Fund had purchases of $56,203,445 and sales of $64,963,622 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$424,110,427	$7,239,540	$(1,230,203)	$6,009,337

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

24

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

25

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

26

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

27

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

28

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

29

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

30

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

31

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

32

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

33

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

34

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

35

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

36

Semiannual Report

June 30, 2017 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

SAR-BR-MGA 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	BlackRock NVIT Managed Global Allocation Fund

Asset Allocation†

Alternative Assets	94.6%
Money Market Fund	4.3%
Futures Contracts	(0.1)%
Other assets in excess of liabilities	1.2%
100.0%

Top Holdings††

BlackRock Global Allocation V.I. Fund, Class I	95.6%
JPMorgan U.S. Government Money Market Fund — Institutional Shares	4.4%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	BlackRock NVIT Managed Global Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

BlackRock NVIT Managed Global Allocation Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,101.20	2.55	0.49
	Hypothetical	(c)(d)	1,000.00	1,022.36	2.46	0.49

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Investment Company 94.6%

	Shares	Market Value

Alternative Assets 94.6%
BlackRock Global Allocation V.I. Fund, Class I	10,272,480	$171,653,139

Total Investment Company (cost $159,655,840)		171,653,139

Short-Term Investment 4.3%
Money Market Fund 4.3%
JPMorgan U.S. Government Money Market Fund — Institutional Shares, 0.83% (a)	7,855,098	7,855,098

Total Short-Term Investment (cost $7,855,098)		7,855,098

Total Investments (cost $167,510,938) (b) — 98.9%		179,508,237
Other assets in excess of liabilities — 1.1%		2,004,972

NET ASSETS — 100.0%		$181,513,209

(a)	Represents 7-day effective yield as of June 30, 2017.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
277	Mini MSCI EAFE	09/15/17	$26,170,960	$(119,591)
7	Russell 2000 Mini Future	09/15/17	495,005	4,539
177	S&P 500 E-Mini	09/15/17	21,424,965	(72,649)
16	S&P MID 400 E-Mini	09/15/17	2,793,760	13,510

			$50,884,690	$(174,191)

At June 30, 2017, the Fund has $2,015,585 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund
Assets:
Investments, at value (cost $167,510,938)	$179,508,237
Deposits with broker for futures contracts	2,015,585
Dividends receivable	4,826
Receivable for capital shares issued	250,081
Receivable for variation margin on futures contracts	67,202
Reimbursement from affiliates (Note 3)	36,816
Reimbursement from investment adviser (Note 3)	83,114

Total Assets	181,965,861

Liabilities:
Payable for investments purchased	237,546
Payable for capital shares redeemed	32
Accrued expenses and other payables:
Investment advisory fees	108,976
Fund administration fees	6,305
Distribution fees	36,816
Administrative servicing fees	42,985
Accounting and transfer agent fees	38
Custodian fees	269
Compliance program costs (Note 3)	152
Professional fees	255
Printing fees	1,549
Other	17,729

Total Liabilities	452,652

Net Assets	$181,513,209

Represented by:
Capital	$165,825,585
Accumulated undistributed net investment income	526,405
Accumulated net realized gains from investments and futures transactions	3,338,111
Net unrealized appreciation/(depreciation) from investments	11,997,299
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(174,191)

Net Assets	$181,513,209

Net Assets:
Class II Shares	$181,513,209

Total	$181,513,209

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	17,372,264

Total	17,372,264

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.45

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund
INVESTMENT INCOME:
Dividend income	$16,535

Total Income	16,535

EXPENSES:
Investment advisory fees	589,371
Fund administration fees	36,164
Distribution fees Class II Shares	199,111
Administrative servicing fees Class II Shares	199,111
Professional fees	13,185
Printing fees	4,983
Trustee fees	2,472
Custodian fees	2,300
Accounting and transfer agent fees	83
Compliance program costs (Note 3)	320
Other	17,016

Total expenses before earnings credit and fees waived	1,064,116

Earnings credit (Note 5)	(327)
Distribution fees waived — Class II (Note 3)	(199,111)
Investment advisory fees waived (Note 3)	(469,904)

Net Expenses	394,774

NET INVESTMENT LOSS	(378,239)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(51,218)
Net realized gains from futures transactions (Note 2)	4,444,082

Net realized gains from investments and futures transactions	4,392,864

Net change in unrealized appreciation/(depreciation) from investments	11,061,884
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(119,918)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	10,941,966

Net realized/unrealized gains from investments and futures transactions	15,334,830

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,956,591

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	BlackRock NVIT Managed Global Allocation Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(378,239)	$1,213,676
Net realized gains/(losses) from investments and futures transactions	4,392,864	(960,668)
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	10,941,966	4,038,847

Change in net assets resulting from operations	14,956,591	4,291,855

Distributions to Shareholders From:
Net investment income:
Class II	–	(1,140,260)
Net realized gains:
Class II	–	(1,473,927)

Change in net assets from shareholder distributions	–	(2,614,187)

Change in net assets from capital transactions	27,242,299	83,132,752

Change in net assets	42,198,890	84,810,420

Net Assets:
Beginning of period	139,314,319	54,503,899

End of period	$181,513,209	$139,314,319

Accumulated undistributed net investment income at end of period	$526,405	$904,644

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$29,698,014	$86,681,643
Dividends reinvested	–	2,614,187
Cost of shares redeemed	(2,455,715)	(6,163,078)

Total Class II Shares	27,242,299	83,132,752

Change in net assets from capital transactions	$27,242,299	$83,132,752

SHARE TRANSACTIONS:
Class II Shares
Issued	2,941,954	9,270,369
Reinvested	–	278,365
Redeemed	(247,660)	(658,083)

Total Class II Shares	2,694,294	8,890,651

Total change in shares	2,694,294	8,890,651

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

BlackRock NVIT Managed Global Allocation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.49	(0.02)	0.98	0.96	–	–	–	$10.45	10.12%		$181,513,209	0.50%	(0.47%	)	1.33%	1.42%
Year Ended December 31, 2016	$9.42	0.11	0.17	0.28	(0.09)	(0.12)	(0.21)	$9.49	2.98%		$139,314,319	0.49%	1.22%		1.41%	7.66%
Period Ended December 31, 2015 (g)	$10.00	0.13	(0.71)	(0.58)	–	–	–	$9.42	(5.80%	)	$54,503,899	0.49%	1.41%	(h)	1.77%	0.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year, unless otherwise noted.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	For the period from July 8, 2015 (commencement of operations) through December 31, 2015. Total return is calculated based on inception date of July 7, 2015 through December 31, 2015.
(h)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the BlackRock NVIT Managed Global Allocation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (each, an “Underlying Fund,” or collectively, “Underlying Funds”) representing a variety of asset classes, and may have additional investment and concentration risks. The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund currently offers Class II shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent semiannual report.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts (a)
Equity risk	Unrealized appreciation from futures contracts	$18,049
Total		$18,049

Liabilities:
Futures Contracts (a)
Equity risk	Unrealized depreciation from futures contracts	$(192,240)
Total		$(192,240)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$4,444,082
Total	$4,444,082

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(119,918)
Total	$(119,918)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$42,229,149

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.74%

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Trust and NFA have entered into a written contract waiving 0.59% of investment advisory fees of the Fund until the earlier of April 30, 2018 or the Fund ceases to operate as a “fund of funds”. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $469,904, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers and expense reimbursements was 0.74% and after contractual fee waivers was 0.15%. During the six months ended June 30, 2017, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $20,827.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, including acquired fund fees and expenses, including acquired fund fees and expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.19% for Class II shares until May 01, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2015 Amount(a)	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$55,393	$83,350	$469,904	$608,647

(a)	For the period from July 8, 2015 (commencement of operations) through December 31, 2015.

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

During the six months ended June 30, 2017, NFM earned $36,164 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $320.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.25% of these fees for Class II shares of the Fund until at least April 30, 2018. During the six months ended June 30, 2017, the waiver of such distribution fees by NFD amounted to $199,111 for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.25% for Class II shares, for a total amount of $199,111.

4.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s sub adviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $29,320,295 and sales of $2,157,096 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

6.  Portfolio Investment Risks from Underlying Funds

The Fund concentrates its investments primarily in a single underlying fund. Therefore, the Fund has the same principal risks as the Underlying Fund. Information about the Underlying Fund’s risks may be found in such Underlying Fund’s semiannual report to shareholders. The relative concentration in the Underlying Fund also may affect the direct performance of the Fund, positively or negatively, and may have a greater risk of loss.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the JPMorgan U.S. Government Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the JPMorgan U.S. Government Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of JPMorgan U.S. Government Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$168,218,197	$11,290,040	$—	$11,290,040

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

24

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

25

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

28

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

29

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

30

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

31

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Semiannual Report

June 30, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund

(formerly, Invesco NVIT Comstock Value Fund)

SAR-EQD 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

Asset Allocation†

Common Stocks	94.9%
Short-Term Investment	3.0%
Other assets in excess of liabilities	2.1%
100.0%

Top Holdings††

JPMorgan Chase & Co.	4.1%
Citigroup, Inc.	3.8%
Bank of America Corp.	3.7%
Pfizer, Inc.	3.4%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class	3.0%
Oracle Corp.	3.0%
Dow Chemical Co. (The)	2.7%
Wells Fargo & Co.	2.7%
Anthem, Inc.	2.3%
General Electric Co.	2.2%
Other Holdings	69.1%
100.0%

Top Industries††

Banks	17.3%
Oil, Gas & Consumable Fuels	10.2%
Pharmaceuticals	7.7%
Health Care Providers & Services	7.3%
Insurance	6.4%
Industrial Conglomerates	5.8%
Software	5.3%
Electric Utilities	3.6%
Capital Markets	3.5%
Chemicals	3.0%
Other Industries	29.9%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017

5

Shareholder Expense Example	BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund) June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,075.70	4.17	0.81
	Hypothetical	(b)(c)	1,000.00	1,020.78	4.06	0.81
Class II Shares	Actual	(b)	1,000.00	1,074.40	5.45	1.06
	Hypothetical	(b)(c)	1,000.00	1,019.54	5.31	1.06
Class IV Shares	Actual	(b)	1,000.00	1,075.70	4.17	0.81
	Hypothetical	(b)(c)	1,000.00	1,020.78	4.06	0.81

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund

(formerly, Invesco NVIT Comstock Value Fund)

Common Stocks 94.9%

	Shares	Market Value

Aerospace & Defense 2.6%
Lockheed Martin Corp.	9,968	$2,767,216
Northrop Grumman Corp.	13,236	3,397,814

		6,165,030

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	13,051	1,443,310

Banks 17.0%
Bank of America Corp.	348,863	8,463,416
Citigroup, Inc.	129,055	8,631,198
JPMorgan Chase & Co.	103,534	9,463,008
KeyCorp	72,378	1,356,364
SunTrust Banks, Inc.	40,742	2,310,886
US Bancorp	64,832	3,366,078
Wells Fargo & Co.	112,405	6,228,361

		39,819,311

Beverages 1.6%
Coca-Cola Co. (The)	36,919	1,655,817
Diageo plc	74,764	2,209,409

		3,865,226

Capital Markets 3.4%
Goldman Sachs Group, Inc. (The)	13,203	2,929,746
Invesco Ltd.	32,672	1,149,727
Morgan Stanley	87,162	3,883,939

		7,963,412

Chemicals 3.0%
Dow Chemical Co. (The)	100,001	6,307,063
Praxair, Inc.	5,106	676,800

		6,983,863

Communications Equipment 0.8%
Motorola Solutions, Inc.	20,739	1,798,901

Containers & Packaging 0.5%
International Paper Co.	21,611	1,223,399

Diversified Telecommunication Services 1.5%
BCE, Inc.	12,614	568,135
Verizon Communications, Inc.	65,517	2,925,989

		3,494,124

Electric Utilities 3.5%
Exelon Corp.	34,498	1,244,343
FirstEnergy Corp.	58,861	1,716,387
NextEra Energy, Inc. (a)	24,777	3,472,001
PG&E Corp.	25,880	1,717,655

		8,150,386

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 0.4%
Halliburton Co.	21,650	$924,671

Equity Real Estate Investment Trusts (REITs) 0.4%
Weyerhaeuser Co.	26,793	897,566

Food & Staples Retailing 0.8%
Kroger Co. (The) (a)	77,547	1,808,396

Food Products 0.3%
Mondelez International, Inc., Class A	17,197	742,738

Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co. (a)	8,115	1,583,318
Smith & Nephew plc	40,050	691,603

		2,274,921

Health Care Providers & Services 7.1%
Aetna, Inc.	31,079	4,718,725
Anthem, Inc. (a)	28,158	5,297,364
Cardinal Health, Inc.	6,450	502,584
McKesson Corp.	12,451	2,048,688
Quest Diagnostics, Inc.	16,689	1,855,149
UnitedHealth Group, Inc.	12,490	2,315,896

		16,738,406

Hotels, Restaurants & Leisure 0.0%†
Hilton Worldwide Holdings, Inc.	1,652	102,176

Household Products 0.9%
Procter & Gamble Co. (The)	25,467	2,219,449

Industrial Conglomerates 5.7%
3M Co.	8,148	1,696,332
General Electric Co.	183,190	4,947,962
Honeywell International, Inc.	23,079	3,076,200
Koninklijke Philips NV	99,450	3,540,290

		13,260,784

Insurance 6.3%
Allstate Corp. (The)	11,486	1,015,822
American International Group, Inc.	70,821	4,427,729
Marsh & McLennan Cos., Inc.	21,468	1,673,645
MetLife, Inc.	58,893	3,235,582
Prudential Financial, Inc.	26,100	2,822,454
Travelers Cos., Inc. (The)	12,453	1,575,678

		14,750,910

Machinery 0.3%
Pentair plc	9,550	635,457

Media 2.4%
Comcast Corp., Class A	100,332	3,904,922
Publicis Groupe SA	23,017	1,715,527

		5,620,449

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund

(formerly, Invesco NVIT Comstock Value Fund) (Continued)

Common Stocks (continued)

	Shares	Market Value

Multiline Retail 0.8%
Dollar General Corp.	26,389	$1,902,383

Multi-Utilities 1.4%
Dominion Energy, Inc.	17,012	1,303,630
Public Service Enterprise Group, Inc.	45,028	1,936,654

		3,240,284

Oil, Gas & Consumable Fuels 10.0%
Anadarko Petroleum Corp.	9,932	450,317
Chevron Corp. (a)	29,349	3,061,981
Enbridge, Inc.	23,204	923,751
Exxon Mobil Corp.	24,689	1,993,143
Hess Corp.	50,867	2,231,535
Marathon Oil Corp.	85,270	1,010,450
Marathon Petroleum Corp.	34,005	1,779,482
Occidental Petroleum Corp.	55,192	3,304,345
Royal Dutch Shell plc, Class A, ADR-NL	38,960	2,072,283
Suncor Energy, Inc.	119,191	3,480,377
TOTAL SA, ADR-FR	64,236	3,185,463

		23,493,127

Personal Products 1.2%
Unilever NV,NYRS-UK	52,363	2,894,103

Pharmaceuticals 7.6%
AstraZeneca plc	58,680	3,930,594
Johnson & Johnson	10,016	1,325,017
Merck & Co., Inc.	74,315	4,762,848
Pfizer, Inc.	231,678	7,782,064

		17,800,523

Professional Services 1.3%
Experian plc	90,264	1,852,474
Nielsen Holdings plc	31,832	1,230,625

		3,083,099

Road & Rail 0.5%
Union Pacific Corp.	11,680	1,272,069

Semiconductors & Semiconductor Equipment 1.9%
QUALCOMM, Inc.	23,028	1,271,606
Taiwan Semiconductor Manufacturing Co. Ltd., ADR-TW	93,947	3,284,387

		4,555,993

Software 5.2%
Constellation Software, Inc.	940	491,753
Microsoft Corp.	68,297	4,707,712
Oracle Corp.	137,746	6,906,585

		12,106,050

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 1.3%
Gap, Inc. (The)	42,514	$934,883
Home Depot, Inc. (The)	13,703	2,102,040

		3,036,923

Technology Hardware, Storage & Peripherals 2.3%
Lenovo Group Ltd.	1,606,000	1,013,598
Samsung Electronics Co. Ltd., GDR-KR	4,199	4,353,383

		5,366,981

Tobacco 0.8%
Altria Group, Inc.	12,806	953,663
Philip Morris International, Inc.	8,481	996,093

		1,949,756

Wireless Telecommunication Services 0.5%
SK Telecom Co. Ltd., ADR-KR	50,124	1,286,683

Total Common Stocks (cost $191,440,579)		222,870,859

Short-Term Investment 3.0%
Money Market Fund 3.0%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.18%, (b)	6,909,553	6,912,317

Total Short-Term Investment (cost $6,912,317)		6,912,317

Total Investments (cost $198,352,896) (c) — 97.9%		229,783,176
Other assets in excess of liabilities — 2.1%		5,001,165

NET ASSETS — 100.0%		$234,784,341

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $6,237,827, which was collateralized by $6,350,446 in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 07/27/17 – 02/15/47.

(b)	Represents 7-day effective yield as of June 30, 2017.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund

(formerly, Invesco NVIT Comstock Value Fund) (Continued)

ADR	American Depositary Receipt

FR	France

GDR	Global Depositary Receipt

KR	South Korea

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

plc	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

TW	Taiwan

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)
Assets:
Investments, at value* (cost $198,352,896)	$229,783,176
Cash	5,999,744
Foreign currencies, at value (cost $11,714)	11,719
Interest and dividends receivable	449,898
Security lending income receivable	4,760
Receivable for investments sold	393,583
Receivable for capital shares issued	226,768
Reclaims receivable	23,623
Reimbursement from investment adviser (Note 3)	57,344
Prepaid expenses	1,260

Total Assets	236,951,875

Liabilities:
Payable for investments purchased	1,926,737
Payable for capital shares redeemed	17,188
Accrued expenses and other payables:
Investment advisory fees	127,955
Fund administration fees	10,616
Distribution fees	34,327
Administrative servicing fees	35,623
Accounting and transfer agent fees	117
Custodian fees	923
Compliance program costs (Note 3)	216
Professional fees	9,767
Other	4,065

Total Liabilities	2,167,534

Net Assets	$234,784,341

Represented by:
Capital	$173,371,184
Accumulated undistributed net investment income	6,219,236
Accumulated net realized gains from investments, forward and foreign currency transactions	23,764,974
Net unrealized appreciation/(depreciation) from investments	31,430,280
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,333)

Net Assets	$234,784,341

Net Assets:
Class I Shares	$45,892,217
Class II Shares	170,221,261
Class IV Shares	18,670,863

Total	$234,784,341

10

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,427,870
Class II Shares	9,068,840
Class IV Shares	987,426

Total	12,484,136

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$18.90
Class II Shares	$18.77
Class IV Shares	$18.91

*	Includes value of securities on loan of $6,237,827 (Note 2).

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)
INVESTMENT INCOME:
Dividend income	$2,888,182
Interest income	34,761
Income from securities lending (Note 2)	5,128
Foreign tax withholding	(31,971)

Total Income	2,896,100

EXPENSES:
Investment advisory fees	753,715
Fund administration fees	63,646
Distribution fees Class II Shares	199,486
Administrative servicing fees Class I Shares	34,630
Administrative servicing fees Class II Shares	119,693
Administrative servicing fees Class IV Shares	13,748
Professional fees	42,176
Printing fees	29,909
Trustee fees	3,414
Custodian fees	3,983
Accounting and transfer agent fees	441
Compliance program costs (Note 3)	464
Other	3,117

Total expenses before expenses reimbursed	1,268,422

Expenses reimbursed by adviser (Note 3)	(165,374)

Net Expenses	1,103,048

NET INVESTMENT INCOME	1,793,052

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	32,528,964
Net realized gains from forward and foreign currency transactions (Note 2)	500,944

Net realized gains from investments and forward and foreign currency transactions	33,029,908

Net change in unrealized appreciation/(depreciation) from investments	(18,136,581)
Net change in unrealized appreciation/(depreciation) from foreign currency contracts (Note 2)	(362,602)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	3,667

Net change in unrealized appreciation/(depreciation) from investments, foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(18,495,516)

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	14,534,392

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,327,444

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$1,793,052	$4,129,123
Net realized gains from investments and forward and foreign currency transactions	33,029,908	12,265,988
Net change in unrealized appreciation/(depreciation) from investments, foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(18,495,516)	18,545,683

Change in net assets resulting from operations	16,327,444	34,940,794

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,155,407)
Class II	–	(3,365,176)
Class IV	–	(452,613)

Change in net assets from shareholder distributions	–	(4,973,196)

Change in net assets from capital transactions	(10,561,082)	(26,804,902)

Change in net assets	5,766,362	3,162,696

Net Assets:
Beginning of period	229,017,979	225,855,283

End of period	$234,784,341	$229,017,979

Accumulated undistributed net investment income at end of period	$6,219,236	$4,426,184

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,045,255	$3,030,172
Dividends reinvested	–	1,155,407
Cost of shares redeemed	(4,521,231)	(9,831,371)

Total Class I Shares	(3,475,976)	(5,645,792)

Class II Shares
Proceeds from shares issued	9,554,274	4,698,088
Dividends reinvested	–	3,365,176
Cost of shares redeemed	(15,880,918)	(27,725,963)

Total Class II Shares	(6,326,644)	(19,662,699)

Class IV Shares
Proceeds from shares issued	261,772	441,727
Dividends reinvested	–	452,613
Cost of shares redeemed	(1,020,234)	(2,390,751)

Total Class IV Shares	(758,462)	(1,496,411)

Change in net assets from capital transactions	$(10,561,082)	$(26,804,902)

13

Statements of Changes in Net Assets (Continued)

	BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	56,872	192,543
Reinvested	–	72,391
Redeemed	(245,455)	(632,269)

Total Class I Shares	(188,583)	(367,335)

Class II Shares
Issued	515,221	313,253
Reinvested	–	214,521
Redeemed	(887,157)	(1,809,730)

Total Class II Shares	(371,936)	(1,281,956)

Class IV Shares
Issued	14,356	27,513
Reinvested	–	28,334
Redeemed	(55,698)	(153,936)

Total Class IV Shares	(41,342)	(98,089)

Total change in shares	(601,861)	(1,747,380)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (e)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$17.57	0.16	1.17	1.33	–	–	$18.90	7.57%		$45,892,217	0.81%	1.77%	0.95%	80.91%
Year Ended December 31, 2016	$15.31	0.33	2.36	2.69	(0.43)	(0.43)	$17.57	17.89%		$45,980,349	0.93%	2.11%	0.93%	17.26%
Year Ended December 31, 2015	$16.62	0.22	(1.27)	(1.05)	(0.26)	(0.26)	$15.31	(6.30%	)	$45,696,363	0.92%	1.36%	0.92%	16.59%
Year Ended December 31, 2014	$15.49	0.25	1.17	1.42	(0.29)	(0.29)	$16.62	9.17%		$55,769,762	0.92%	1.53%	0.92%	20.21%
Year Ended December 31, 2013	$11.42	0.16	3.91	4.07	–	–	$15.49	35.64%		$53,342,206	0.93%	1.18%	0.93%	16.28%
Year Ended December 31, 2012	$9.76	0.17	1.63	1.80	(0.14)	(0.14)	$11.42	18.46%		$36,558,677	0.94%	1.55%	0.94%	14.32%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$17.47	0.14	1.16	1.30	–	–	$18.77	7.44%		$170,221,261	1.06%	1.53%	1.20%	80.91%
Year Ended December 31, 2016	$15.19	0.29	2.34	2.63	(0.35)	(0.35)	$17.47	17.57%		$164,952,425	1.18%	1.86%	1.18%	17.26%
Year Ended December 31, 2015	$16.53	0.18	(1.26)	(1.08)	(0.26)	(0.26)	$15.19	(6.51%	)	$162,893,521	1.17%	1.11%	1.17%	16.59%
Year Ended December 31, 2014	$15.37	0.20	1.17	1.37	(0.21)	(0.21)	$16.53	8.93%		$180,829,787	1.17%	1.28%	1.17%	20.21%
Year Ended December 31, 2013	$11.36	0.13	3.88	4.01	–	–	$15.37	35.30%		$177,450,075	1.18%	0.94%	1.18%	16.28%
Year Ended December 31, 2012	$9.71	0.14	1.62	1.76	(0.11)	(0.11)	$11.36	18.17%		$133,606,077	1.19%	1.30%	1.19%	14.32%

Class IV Shares
Six Months Ended June 30, 2017 (Unaudited)	$17.58	0.16	1.17	1.33	–	–	$18.91	7.57%		$18,670,863	0.81%	1.78%	0.95%	80.91%
Year Ended December 31, 2016	$15.32	0.33	2.37	2.70	(0.44)	(0.44)	$17.58	17.89%		$18,085,205	0.93%	2.11%	0.93%	17.26%
Year Ended December 31, 2015	$16.63	0.22	(1.27)	(1.05)	(0.26)	(0.26)	$15.32	(6.29%	)	$17,265,399	0.92%	1.36%	0.92%	16.59%
Year Ended December 31, 2014	$15.49	0.25	1.17	1.42	(0.28)	(0.28)	$16.63	9.21%		$20,769,433	0.92%	1.54%	0.92%	20.21%
Year Ended December 31, 2013	$11.42	0.16	3.91	4.07	–	–	$15.49	35.64%		$21,015,057	0.93%	1.20%	0.93%	16.28%
Year Ended December 31, 2012	$9.76	0.17	1.63	1.80	(0.14)	(0.14)	$11.42	18.47%		$18,267,479	0.94%	1.55%	0.94%	14.32%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the BlackRock NVIT Equity Dividend Fund, (formerly, Invesco NVIT Comstock Value Fund) (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company and Nationwide Life (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I, Class II, and Class IV shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,165,030	$—	$—	$6,165,030
Air Freight & Logistics	1,443,310	—	—	1,443,310
Banks	39,819,311	—	—	39,819,311
Beverages	1,655,817	2,209,409	—	3,865,226
Capital Markets	7,963,412	—	—	7,963,412
Chemicals	6,983,863	—	—	6,983,863
Communications Equipment	1,798,901	—	—	1,798,901
Containers & Packaging	1,223,399	—	—	1,223,399
Diversified Telecommunication Services	3,494,124	—	—	3,494,124
Electric Utilities	8,150,386	—	—	8,150,386
Energy Equipment & Services	924,671	—	—	924,671
Equity Real Estate Investment Trusts (REITs)	897,566	—	—	897,566
Food & Staples Retailing	1,808,396	—	—	1,808,396
Food Products	742,738	—	—	742,738
Health Care Equipment & Supplies	1,583,318	691,603	—	2,274,921
Health Care Providers & Services	16,738,406	—	—	16,738,406
Hotels, Restaurants & Leisure	102,176	—	—	102,176
Household Products	2,219,449	—	—	2,219,449
Industrial Conglomerates	9,720,494	3,540,290	—	13,260,784
Insurance	14,750,910	—	—	14,750,910
Machinery	635,457	—	—	635,457
Media	3,904,922	1,715,527	—	5,620,449
Multiline Retail	1,902,383	—	—	1,902,383
Multi-Utilities	3,240,284	—	—	3,240,284
Oil, Gas & Consumable Fuels	23,493,127	—	—	23,493,127
Personal Products	2,894,103	—	—	2,894,103
Pharmaceuticals	13,869,929	3,930,594	—	17,800,523
Professional Services	1,230,625	1,852,474	—	3,083,099
Road & Rail	1,272,069	—	—	1,272,069
Semiconductors & Semiconductor Equipment	4,555,993	—	—	4,555,993
Software	12,106,050	—	—	12,106,050
Specialty Retail	3,036,923	—	—	3,036,923
Technology Hardware, Storage & Peripherals	—	5,366,981	—	5,366,981
Tobacco	1,949,756	—	—	1,949,756
Wireless Telecommunication Services	1,286,683	—	—	1,286,683
Total Common Stocks	$203,563,981	$19,306,878	$—	$222,870,859
Short-Term Investment	$6,912,317	$—	$—	$6,912,317
Total	$210,476,298	$19,306,878	$—	$229,783,176

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts,” if applicable.

At June 30, 2017, the Fund had no open forward foreign currency contracts.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$499,608
Total	$499,608

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(362,602)
Total	$(362,602)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased(a)	$(33,590)
Average Settlement Value Sold(a)	$20,668,547

(a)	The Fund entered into forward foreign currency contracts from January 1, 2017 through January 20, 2017.

(d)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Effective January 10, 2017, BlackRock Investment Management, LLC was appointed as subadviser to the Fund. Effective January 10, 2017, Invesco Advisers, Inc. was terminated and ceased serving as subadviser to the Fund. NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Effective January 10, 2017, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $100 million	0.70%
$100 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

Prior to January 10, 2017, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before expense reimbursements was 0.67%, and after expense reimbursements was 0.53%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Effective January 10, 2017, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.65% for all share classes until April 30, 2018.

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount		Total
N/A	N/A	N/A	$165,374	(a)	$165,374

(a) For the period from January 10, 2017 through June 30, 2017.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $63,646 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $464.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires;

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15%, 0.15%, 0.15% for Class I, Class II, and Class IV shares, respectively, for a total amount of $168,071.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $175,689,575 and sales of $192,038,320 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$199,538,904	$35,201,354	$(4,957,082)	$30,244,272

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

27

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

28

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

29

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

30

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

31

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

32

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for march FIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

33

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

34

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

35

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

36

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

37

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

38

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Core Bond Fund

SAR-CB 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Core Bond Fund

Asset Allocation†

Corporate Bonds	56.9%
Asset-Backed Securities	16.3%
Mortgage-Backed Securities	8.6%
Commercial Mortgage-Backed Securities	5.3%
U.S. Treasury Obligations	3.7%
Collateralized Mortgage Obligations	2.4%
Municipal Bonds	2.4%
Repurchase Agreements	2.2%
U.S. Government Agency Securities	1.4%
Loan Participations	1.1%
Futures Contracts	0.1%
Liabilities in excess of other assets	(0.4)%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	8.3%
Banks	7.2%
Electric Utilities	3.3%
Insurance	3.0%
Equity Real Estate Investment Trusts (REITs)	2.3%
Multi-Utilities	2.2%
Diversified Telecommunication Services	2.2%
Diversified Financial Services	2.2%
Food Products	2.0%
Pharmaceuticals	1.9%
Other Industries*	65.4%
100.0%

Top Holdings††

FNMA, 3.00%, 11/01/46	3.4%
U.S. Treasury Note, 2.00%, 05/31/24	3.2%
FNMA, 3.00%, 09/01/46	2.5%
NRZ Advance Receivables Trust Advance Receivables Backed, 2.83%, 10/16/51	1.3%
Tennessee Valley Authority, 5.88%, 04/01/36	1.0%
Murphy Oil Corp., 4.70%, 12/01/22	0.9%
Five Corners Funding Trust, 4.42%, 11/15/23	0.9%
Chase Mortgage Trust, 3.75%, 12/25/45	0.9%
Navient Solutions LLC, 10/03/22	0.8%
Corporate Office Properties LP, 3.70%, 06/15/21	0.8%
Other Holdings*	84.3%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Core Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Core Bond Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,027.20	2.97	0.59
	Hypothetical	(b)(c)	1,000.00	1,021.87	2.96	0.59
Class II Shares	Actual	(b)	1,000.00	1,026.40	4.22	0.84
	Hypothetical	(b)(c)	1,000.00	1,020.63	4.21	0.84
Class Y Shares	Actual	(b)	1,000.00	1,027.20	2.21	0.44
	Hypothetical	(b)(c)	1,000.00	1,022.61	2.21	0.44

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 16.3%

	Principal Amount	Market Value

Airlines 2.9%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23 (a)	$11,611,481	$11,582,452
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 01/15/23	8,791,589	9,363,042
Series 2015-1, Class B, 3.70%, 05/01/23	4,033,638	3,993,302
Series 2017-1B, Class B, 4.95%, 02/15/25	3,500,000	3,605,000
British Airways Pass-Through Trust, Series 2013-1, Class A, 4.63%, 06/20/24 (a)	8,467,426	9,096,302
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 04/02/21	107,344	115,932
Spirit Airlines Pass-Through Trust, Series 2015-1A, Class A, 4.10%, 04/01/28	7,438,125	7,735,650

		45,491,680

Automobiles 3.3%
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/25 (a)	8,000,000	8,024,275
Series 2017-2A, Class A, 2.55%, 02/17/26 (a)	6,250,000	6,243,232
First Investors Auto Owner Trust, Series 2015-1A, Class A3, 1.71%, 11/16/20 (a)	7,030,185	7,029,053
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/20 (a)	6,515,707	6,565,990
Ford Credit Auto Owner Trust 2014-REV2, Series 2014-2, Class A, 2.31%, 04/15/26 (a)	12,650,000	12,772,424
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/20 (a)	11,019,000	11,068,962

		51,703,936

Credit Card 0.4%
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 04/07/22	6,000,000	6,006,631

Home Equity 0.9%
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class M1, 1.64%, 12/25/35 (b)	4,500,000	4,288,311
RASC Trust, Series 2005-KS12, Class M2, 1.68%, 01/25/36 (b)	10,000,000	9,578,128

		13,866,439

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other 8.8%
Babson CLO Ltd., Series 2014-3A, Class B1R, 2.96%, 01/15/26 (a)(b)	$7,000,000	$7,000,427
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/64 (a)(b)	6,656,047	6,951,532
Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class A, 4.00%, 06/28/54 (a)(b)	8,081,141	8,444,106
CVS Pass-Through Trust, 6.94%, 01/10/30	10,583,682	12,570,112
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, 2.32%, 10/15/26 (a)(b)	5,500,000	5,511,115
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 2.99%, 07/18/30 (a)(b)	8,000,000	8,000,000
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 09/20/47 (a)(c)	4,408,250	4,364,167
HERO Funding Trust
Series 2015-2A, Class A, 3.99%, 09/20/40 (a)(c)	7,009,528	7,184,766
Series 2014-2A, Class A, 3.99%, 09/21/40 (a)(c)	2,766,930	2,826,419
Neuberger Berman CLO XVI Ltd.
Series 2014-16A, Class A1R, 2.61%, 04/15/26 (a)(b)	4,000,000	4,000,276
Series 2014-16A, Class B2R, 3.33%, 04/15/26 (a)(b)	2,000,000	2,000,266
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 2.33%, 04/19/30 (a)(b)	6,000,000	5,996,844
Newcastle Mortgage Securities Trust, Series 2006-1, Class M2, 1.59%, 03/25/36 (b)	12,000,000	11,623,726
NRZ Advance Receivables Trust Advance Receivables Backed
Series 2016-T1, Class AT1, 2.75%, 06/15/49 (a)	4,500,000	4,464,706
Series 2016-T3, Class AT3, 2.83%, 10/16/51 (a)	20,000,000	19,774,372
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 08/16/49 (a)(c)	8,150,000	8,121,345
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 2.06%, 08/25/34 (b)	5,846,263	5,844,783
Thacher Park CLO Ltd., Series 2014-1A, Class BR, 2.71%, 10/20/26 (a)(b)	10,000,000	10,000,350
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.62%, 02/25/47 (a)(d)	1,873,034	1,874,264

		136,553,576

Total Asset-Backed Securities (cost $249,998,573)		253,622,262

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

Collateralized Mortgage Obligations 2.4%

	Principal Amount	Market Value

Chase Mortgage Trust
Series 2016-1, Class M2, 3.75%, 04/25/45 (a)(b)	$2,345,238	$2,378,422
Series 2016-2, Class M2, 3.75%, 12/25/45 (a)(b)	13,484,465	13,674,177
Citigroup Mortgage Loan Trust, Series 2015-A, Class A1, 3.50%, 06/25/58 (a)(b)	2,955,469	3,013,410
FHLMC REMIC
Series 2653, Class C, 3.88%, 06/15/23	1,559,854	1,580,336
Series 3036, Class TM, 4.50%, 12/15/34	337,453	338,930
Series 3665, Class KA, 3.00%, 05/15/36	1,395,724	1,416,556
Series 3540, Class LN, 4.50%, 04/15/38	152,552	152,595
FNMA REMIC
Series 2007-6, Class PA, 5.50%, 02/25/37	326,992	345,247
Series 2010-122, Class TG, 3.00%, 04/25/39	1,578,879	1,603,709
Series 2009-78, Class BM, 4.00%, 06/25/39	952,368	986,584
GNMA REMIC
Series 2010-6, Class PC, 5.00%, 03/16/37	278,230	278,052
Series 2010-37, Class ML, 4.50%, 12/20/38	4,071,805	4,197,995
Series 2010-112, Class QM, 2.50%, 09/20/39	1,518,292	1,523,790
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 2.16%, 11/25/34 (b)	524,134	516,961
New Residential Mortgage Loan Trust
Series 2014-2A, Class A3, 3.75%, 05/25/54 (a)(b)	2,110,820	2,154,655
Series 2016-4A, Class A1, 3.75%, 11/25/56 (a)(b)	3,257,958	3,356,466

Total Collateralized Mortgage Obligations (cost $37,601,512)		37,517,885

Commercial Mortgage-Backed Securities 5.3%
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29 (a)	5,000,000	5,102,136
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/31 (a)(b)	7,388,000	7,362,983
COMM Mortgage Trust, Series 2014-TWC, Class B, 2.63%, 02/13/32 (a)(b)	10,000,000	10,034,271

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

CSMC Trust, Series 2015-GLPA, Class A, 3.88%, 11/15/37 (a)	$10,000,000	$10,565,820
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/46 (a)	2,250,000	2,418,812
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.30%, 04/15/41 (b)	1,021,285	1,041,008
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class 300B, 4.00%, 08/15/31	10,500,000	10,694,883
Series 2016-C28, Class A4, 3.54%, 01/15/49	6,000,000	6,195,386
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM, 3.52%, 07/13/29 (a)(b)	3,500,000	3,621,273
Series 2014-CPT, Class C, 3.56%, 07/13/29 (a)(b)	11,000,000	11,155,815
Series 2011-C1, Class A4, 5.03%, 09/15/47 (a)(b)	3,000,000	3,260,289
Series 2015-MS1, Class ASB, 3.46%, 05/15/48	5,000,000	5,208,643
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	298,217	299,086
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.62%, 09/15/57	5,000,000	5,175,217

Total Commercial Mortgage-Backed Securities (cost $81,738,548)		82,135,622

Corporate Bonds 56.9%
Aerospace & Defense 0.6%
Lockheed Martin Corp., 3.55%, 01/15/26	5,250,000	5,440,082
United Technologies Corp., 4.15%, 05/15/45	4,000,000	4,141,492

		9,581,574

Automobiles 0.8%
Hyundai Capital America, 2.88%, 08/09/18 (a)	5,000,000	5,041,120
2.60%, 03/19/20 (a)	8,000,000	8,018,672

		13,059,792

Banks 7.2%
Bank of America Corp., 2.20%, 01/15/19 (b)	10,000,000	10,125,500
4.20%, 08/26/24	5,000,000	5,190,520
Series L, 3.95%, 04/21/25	3,500,000	3,546,343
4.25%, 10/22/26	3,000,000	3,089,331
Series L, 4.18%, 11/25/27	4,000,000	4,068,340

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
BNP Paribas SA, 4.38%, 05/12/26 (a)(e)	$3,500,000	$3,624,845
Citigroup, Inc., 2.50%, 07/29/19	5,000,000	5,044,905
4.45%, 09/29/27	5,000,000	5,200,090
Citizens Financial Group, Inc., 4.35%, 08/01/25	6,200,000	6,431,899
4.30%, 12/03/25	4,000,000	4,170,420
Cooperatieve Rabobank UA, 4.63%, 12/01/23	5,000,000	5,388,175
Fifth Third Bank, 2.88%, 10/01/21	5,000,000	5,094,885
HSBC Bank USA NA, 4.88%, 08/24/20	3,000,000	3,226,554
HSBC Holdings plc, 4.38%, 11/23/26	5,000,000	5,188,105
Huntington Bancshares, Inc., 7.00%, 12/15/20 (e)	2,500,000	2,856,123
2.30%, 01/14/22	5,000,000	4,924,905
ING Groep NV, 3.95%, 03/29/27	5,000,000	5,199,215
JPMorgan Chase & Co.,
Series 1, 7.90%, 04/30/18 (f)	1,000,000	1,039,500
3.88%, 09/10/24	3,000,000	3,095,229
4.95%, 06/01/45	1,500,000	1,673,346
People’s United Bank NA, 4.00%, 07/15/24	2,000,000	2,017,694
PNC Bank NA, 2.70%, 11/01/22	10,300,000	10,302,760
UBS Group Funding Jersey Ltd., 2.65%, 02/01/22 (a)	5,000,000	4,989,385
4.13%, 04/15/26 (a)(e)	2,000,000	2,085,778
UBS Group Funding Switzerland AG, 2.95%, 09/24/20 (a)	5,000,000	5,107,835

		112,681,682

Beverages 1.7%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	7,000,000	7,208,117
3.65%, 02/01/26	6,000,000	6,181,620
4.90%, 02/01/46	2,000,000	2,257,282
Dr Pepper Snapple Group, Inc., 3.40%, 11/15/25	6,000,000	6,072,408
Molson Coors Brewing Co., 3.00%, 07/15/26	4,500,000	4,328,302

		26,047,729

Biotechnology 1.5%
AbbVie, Inc., 2.30%, 05/14/21	3,500,000	3,491,316
3.60%, 05/14/25	6,000,000	6,120,384
3.20%, 05/14/26	2,000,000	1,976,382
Celgene Corp., 2.88%, 08/15/20	4,000,000	4,090,312
4.63%, 05/15/44	2,350,000	2,468,807
Gilead Sciences, Inc., 4.80%, 04/01/44 (e)	3,000,000	3,269,100
4.50%, 02/01/45	2,500,000	2,591,600

		24,007,901

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets 1.1%
FMR LLC, 7.49%, 06/15/19 (a)	$3,250,000	$3,581,429
6.50%, 12/14/40 (a)	3,000,000	3,989,193
5.15%, 02/01/43 (a)	1,000,000	1,132,454
Goldman Sachs Group, Inc. (The), 3.69%, 06/05/28 (b)	7,000,000	7,027,790
Morgan Stanley, 5.75%, 01/25/21	2,000,000	2,212,868

		17,943,734

Chemicals 1.8%
Agrium, Inc., 3.38%, 03/15/25 (e)	2,250,000	2,250,236
7.13%, 05/23/36	1,500,000	1,971,756
5.25%, 01/15/45	2,500,000	2,838,135
CF Industries, Inc., 7.13%, 05/01/20	5,000,000	5,525,000
Cytec Industries, Inc., 3.50%, 04/01/23	5,000,000	5,013,525
3.95%, 05/01/25	5,750,000	5,786,352
Mosaic Global Holdings, Inc., 7.38%, 08/01/18	5,000,000	5,223,890

		28,608,894

Commercial Services & Supplies 0.1%
Clean Harbors, Inc., 5.13%, 06/01/21 (e)	1,800,000	1,838,250

Consumer Finance 1.8%
Ford Motor Credit Co. LLC, 3.16%, 08/04/20	5,500,000	5,604,907
3.22%, 01/09/22	3,500,000	3,531,115
3.10%, 05/04/23	2,000,000	1,976,022
3.81%, 01/09/24 (e)	3,750,000	3,796,961
Navient Solutions LLC, 0.00%, 10/03/22 (g)	14,956,000	12,975,826

		27,884,831

Diversified Financial Services 2.1%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	10,713,000	10,798,650
HERO Funding Trust,
Series 2015-3, 4.28%, 09/20/41	3,879,229	3,997,546
Shell International Finance BV, 3.25%, 05/11/25	4,000,000	4,086,068
4.38%, 05/11/45	3,000,000	3,139,602
Siemens Financieringsmaatschappij NV, 2.90%, 05/27/22 (a)	1,500,000	1,530,693
3.25%, 05/27/25 (a)	9,000,000	9,146,268

		32,698,827

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services 2.2%
AT&T, Inc., 3.80%, 03/15/22	$5,000,000	$5,175,165
3.60%, 02/17/23	6,000,000	6,140,760
3.40%, 05/15/25	5,500,000	5,406,995
CCO Holdings LLC, 5.13%, 02/15/23	500,000	515,937
5.75%, 02/15/26 (a)	1,800,000	1,926,000
5.13%, 05/01/27 (a)	5,000,000	5,112,500
Verizon Communications, Inc., 5.15%, 09/15/23	5,000,000	5,553,935
3.50%, 11/01/24	4,000,000	4,036,992

		33,868,284

Electric Utilities 3.3%
Edison International, 2.95%, 03/15/23	2,000,000	2,019,598
Emera US Finance LP, 3.55%, 06/15/26	3,750,000	3,758,681
Entergy Arkansas, Inc., 3.50%, 04/01/26	8,255,000	8,522,412
Eversource Energy, 2.50%, 03/15/21	10,000,000	9,962,960
ITC Holdings Corp., 6.05%, 01/31/18 (a)	4,150,000	4,244,861
3.65%, 06/15/24	7,000,000	7,125,286
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	5,000,000	5,063,715
Pacific Gas & Electric Co., 2.95%, 03/01/26	4,500,000	4,468,797
Public Service Co. of Colorado, 2.90%, 05/15/25	2,000,000	1,978,034
Southern Co. (The), 2.35%, 07/01/21	4,500,000	4,467,213

		51,611,557

Energy Equipment & Services 1.4%
Helmerich & Payne International Drilling Co., 4.65%, 03/15/25	1,200,000	1,258,364
Noble Holding International Ltd., 3.95%, 03/15/22	10,000,000	7,950,000
Rowan Cos., Inc., 4.88%, 06/01/22 (e)	2,830,000	2,624,825
4.75%, 01/15/24	5,000,000	4,250,000
Schlumberger Holdings Corp., 4.00%, 12/21/25 (a)	5,000,000	5,241,465

		21,324,654

Equity Real Estate Investment Trusts (REITs) 2.3%
CoreCivic, Inc., 4.13%, 04/01/20	2,300,000	2,363,250
Corporate Office Properties LP, 3.70%, 06/15/21	12,500,000	12,804,575
Kite Realty Group LP, 4.00%, 10/01/26	3,750,000	3,552,090
Piedmont Operating Partnership LP, 4.45%, 03/15/24	10,000,000	10,240,230
WEA Finance LLC, 2.70%, 09/17/19 (a)	7,000,000	7,057,848

		36,017,993

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing 0.4%
CVS Pass-Through Trust, 6.04%, 12/10/28	$6,152,555	$6,940,383

Food Products 2.0%
Conagra Brands, Inc., 4.95%, 08/15/20	1,091,000	1,153,537
3.20%, 01/25/23	5,663,000	5,707,993
Grupo Bimbo SAB de CV, 3.88%, 06/27/24 (a)	4,000,000	4,116,149
Kraft Heinz Foods Co., 3.50%, 06/06/22	10,000,000	10,332,000
Tyson Foods, Inc., 3.95%, 08/15/24	9,100,000	9,522,404

		30,832,083

Health Care Equipment & Supplies 0.8%
Becton, Dickinson and Co., 3.73%, 12/15/24	1,848,000	1,878,281
Liberty Property LP, 3.38%, 06/15/23	1,000,000	1,007,739
3.75%, 04/01/25	9,000,000	9,145,323

		12,031,343

Health Care Providers & Services 1.0%
Dignity Health, 3.13%, 11/01/22	6,000,000	6,006,756
3.81%, 11/01/24	4,000,000	4,104,168
Express Scripts Holding Co., 4.75%, 11/15/21	5,000,000	5,403,215

		15,514,139

Household Durables 0.7%
Newell Brands, Inc., 3.15%, 04/01/21	2,000,000	2,046,468
3.85%, 04/01/23	4,000,000	4,199,756
4.20%, 04/01/26	4,000,000	4,247,148

		10,493,372

Independent Power and Renewable Electricity Producers 0.3%
Exelon Generation Co. LLC, 4.25%, 06/15/22 (e)	5,000,000	5,260,980

Industrial Conglomerates 0.3%
General Electric Co., 6.00%, 08/07/19	573,000	622,739
5.30%, 02/11/21	1,718,000	1,899,924
4.65%, 10/17/21	1,432,000	1,577,435
5.40%, 05/15/22	1,125,000	1,270,276

		5,370,374

Insurance 3.0%
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	12,750,000	13,692,059

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Liberty Mutual Group, Inc., 4.95%, 05/01/22 (a)	$8,000,000	$8,774,112
MassMutual Global Funding II, 3.60%, 04/09/24 (a)	3,000,000	3,136,059
Metropolitan Life Global Funding I, 3.45%, 12/18/26 (a)	7,500,000	7,687,365
NUVEEN FINANCE LLC, 2.95%, 11/01/19 (a)	2,000,000	2,028,584
4.13%, 11/01/24 (a)	11,650,000	12,053,055

		47,371,234

IT Services 0.6%
Visa, Inc., 3.15%, 12/14/25	9,000,000	9,137,403

Media 1.9%
21st Century Fox America, Inc., 3.70%, 10/15/25	4,500,000	4,612,289
Charter Communications Operating LLC, 4.91%, 07/23/25	5,000,000	5,401,595
Comcast Corp., 3.38%, 08/15/25	5,500,000	5,642,499
Discovery Communications LLC, 4.90%, 03/11/26	5,500,000	5,829,890
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,311,536
Time Warner Cable LLC, 6.75%, 07/01/18	3,250,000	3,400,176

		29,197,985

Metals & Mining 0.4%
Freeport-McMoRan, Inc., 3.88%, 03/15/23 (e)	4,950,000	4,603,500
Glencore Finance Canada Ltd., 4.95%, 11/15/21 (a)(e)	2,000,000	2,139,000

		6,742,500

Multiline Retail 0.2%
Dollar Tree, Inc., 5.75%, 03/01/23	3,500,000	3,693,550

Multi-Utilities 2.2%
Ameren Corp., 3.65%, 02/15/26	4,900,000	5,002,650
Ameren Illinois Co., 3.25%, 03/01/25	5,500,000	5,630,003
Black Hills Corp., 2.50%, 01/11/19	5,000,000	5,026,735
3.95%, 01/15/26	4,640,000	4,784,040
3.15%, 01/15/27	2,000,000	1,933,798
DTE Energy Co.,
Series B, 3.30%, 06/15/22	4,000,000	4,104,348
Southern Co. Gas Capital Corp., 3.88%, 11/15/25	7,000,000	7,191,793
3.25%, 06/15/26	1,250,000	1,226,655

		34,900,022

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp., 5.55%, 03/15/26 (e)	$6,000,000	$6,705,030
Baytex Energy Corp., 5.13%, 06/01/21 (a)	4,800,000	4,260,000
Boardwalk Pipelines LP, 4.95%, 12/15/24	4,750,000	5,032,060
BP AMI Leasing, Inc., 5.52%, 05/08/19 (a)	3,000,000	3,186,111
BP Capital Markets plc, 3.56%, 11/01/21	8,000,000	8,373,600
Canadian Natural Resources Ltd., 2.95%, 01/15/23	5,000,000	4,960,155
3.85%, 06/01/27	3,750,000	3,719,617
4.95%, 06/01/47	1,125,000	1,141,756
Enbridge Energy Partners LP, 5.20%, 03/15/20	4,500,000	4,772,079
7.38%, 10/15/45	4,200,000	5,348,813
Energy Transfer Equity LP, 5.50%, 06/01/27 (e)	4,000,000	4,140,000
Energy Transfer LP, 4.20%, 04/15/27 (e)	4,000,000	3,998,772
6.50%, 02/01/42	2,000,000	2,234,082
Enterprise Products Operating LLC, 4.85%, 03/15/44	2,000,000	2,120,098
Kinder Morgan Energy Partners LP, 4.15%, 02/01/24	5,000,000	5,139,810
Kinder Morgan, Inc., 5.55%, 06/01/45	1,500,000	1,589,588
Marathon Oil Corp., 2.80%, 11/01/22 (e)	2,000,000	1,917,498
3.85%, 06/01/25	3,000,000	2,928,345
6.60%, 10/01/37 (e)	2,500,000	2,758,782
MPLX LP, 4.88%, 06/01/25	1,500,000	1,590,597
5.20%, 03/01/47	1,000,000	1,029,876
Murphy Oil Corp., 4.70%, 12/01/22 (e)	15,060,000	14,540,430
Nexen Energy ULC, 7.40%, 05/01/28	2,000,000	2,576,926
Noble Energy, Inc., 3.90%, 11/15/24	7,500,000	7,706,730
Petroleos Mexicanos, 3.50%, 01/30/23	5,000,000	4,792,500
5.63%, 01/23/46	2,000,000	1,773,000
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25	1,500,000	1,654,589
5.88%, 06/30/26	2,000,000	2,235,284
4.20%, 03/15/28 (a)(e)	1,750,000	1,768,046
Spectra Energy Partners LP, 4.60%, 06/15/21	2,700,000	2,866,406
4.75%, 03/15/24	8,500,000	9,132,851
WPX Energy, Inc., 6.00%, 01/15/22 (e)	4,800,000	4,752,000

		130,745,431

Pharmaceuticals 1.9%
Actavis, Inc., 3.25%, 10/01/22	7,000,000	7,152,019
Allergan Funding SCS, 3.85%, 06/15/24	1,500,000	1,564,783
3.80%, 03/15/25	1,000,000	1,034,349

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	$6,000,000	$5,867,124
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	6,500,000	6,380,784
2.80%, 07/21/23 (e)	4,000,000	3,890,580
3.15%, 10/01/26 (e)	3,500,000	3,323,873

		29,213,512

Road & Rail 0.6%
Burlington Northern Santa Fe LLC, 4.90%, 04/01/44	5,500,000	6,419,353
Union Pacific Corp., 2.75%, 04/15/23	2,250,000	2,272,428

		8,691,781

Semiconductors & Semiconductor Equipment 0.5%
QUALCOMM, Inc., 2.60%, 01/30/23	8,000,000	7,970,816

Software 0.7%
Microsoft Corp., 3.30%, 02/06/27	5,500,000	5,665,391
Oracle Corp., 2.40%, 09/15/23	5,000,000	4,935,120

		10,600,511

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 3.00%, 02/09/24	5,250,000	5,329,627
2.45%, 08/04/26	4,000,000	3,824,856

		9,154,483

Thrifts & Mortgage Finance 1.2%
BPCE SA, 5.70%, 10/22/23 (a)	3,000,000	3,338,100
4.50%, 03/15/25 (a)	6,500,000	6,681,415
Santander Bank NA, 8.75%, 05/30/18	7,500,000	7,949,850

		17,969,365

Tobacco 1.0%
Altria Group, Inc., 4.75%, 05/05/21 (e)	4,000,000	4,362,832
4.00%, 01/31/24	3,250,000	3,467,418
Reynolds American, Inc., 4.85%, 09/15/23	7,000,000	7,717,535

		15,547,785

Trading Companies & Distributors 0.1%
GATX Corp., 5.20%, 03/15/44 (e)	1,000,000	1,070,537

Water Utilities 0.2%
American Water Capital Corp., 3.85%, 03/01/24	2,550,000	2,705,522

Total Corporate Bonds (cost $868,846,200)		888,330,813

Loan Participations 1.1%

	Principal Amount	Market Value

Air Freight & Logistics 0.1%
Capstone Logistics, 1st Lien Term Loan, 5.73%, 10/07/21	$977,728	$970,396

Electrical Equipment 0.1%
Sensata Technologies BV, Term Loan, 3.38%, 10/14/21	1,864,732	1,876,162

Health Care Providers & Services 0.1%
Community Health Systems, Inc., 1st Lien Tranche G Term Loan, 3.90%, 12/31/19	629,104	627,953
Community Health Systems, Inc., 1st Lien Tranche H Term Loan, 4.15%, 01/27/21	1,157,543	1,155,007

		1,782,960

IT Services 0.3%
First Data Corp., 1st Lien New Term Loan, 3.47%, 07/08/22	2,977,623	2,971,578
Si Organization/Vencore Inc., 1st Lien Term Loan, 6.05%, 11/23/19	1,792,834	1,801,045

		4,772,623

Software 0.3%
TIBCO Software, 1st Lien Tranche B Term Loan, 5.73%, 12/04/20	4,887,719	4,906,048

Specialty Retail 0.2%
Camping World, Inc., Tranche B Term Loan, 4.84%, 11/08/23	1,336,285	1,341,577
PetSmart Inc., 1st Lien Tranche B Term Loan, 4.22%, 03/11/22	1,960,000	1,820,624

		3,162,201

Total Loan Participation (cost $17,421,639)		17,470,390

Mortgage-Backed Securities 8.6%
FNMA Pool
Pool# 464279 4.30%, 07/01/21	1,694,312	1,771,592
Pool# 874296 6.35%, 02/01/25	2,387,043	2,691,050
Pool# 464969 6.34%, 04/01/28	2,431,427	2,931,535
Pool# 468516 5.17%, 06/01/28	920,571	1,030,659
Pool# AM7073 6.41%, 01/01/30	1,531,397	1,732,457
Pool# 468127 5.70%, 05/01/41	1,214,079	1,400,829
Pool# AR9398 3.50%, 06/01/43	2,426,662	2,498,250

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AN0360 3.95%, 12/01/45	$10,000,000	$10,316,941
Pool# AS7908 3.00%, 09/01/46	39,462,140	39,436,745
Pool# BC9003 3.00%, 11/01/46	53,619,465	53,584,960
Pool# AS8483 3.00%, 12/01/46	8,220,511	8,215,220
Pool# AS8784 3.00%, 02/01/47	7,967,035	7,961,909

Total Mortgage-Backed Securities (cost $135,116,264)		133,572,147

Municipal Bonds 2.4%
California 1.4%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	3,885,000	5,295,449
State of California, GO 5.70%, 11/01/21	10,250,000	11,668,600
6.65%, 03/01/22	4,000,000	4,694,360

		21,658,409

District of Columbia 0.7%
Metropolitan Washington Airports Authority, RB
Series D, 7.46%, 10/01/46	6,000,000	8,747,880
Series D, 8.00%, 10/01/47	2,000,000	2,793,720

		11,541,600

New York 0.3%
New York City Transitional Finance Authority, RB, Series B, 2.40%, 08/01/25	4,220,000	4,049,006

Total Municipal Bonds (cost $33,641,906)		37,249,015

U.S. Government Agency Securities 1.4%
FHLB 5.00%, 03/12/21	5,000,000	5,552,705
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	16,163,392

Total U.S. Government Agency Securities (cost $19,615,324)		21,716,097

U.S. Treasury Obligations 3.7%
U.S. Treasury Note 1.75%, 11/30/21 (e)	9,000,000	8,976,447
2.00%, 05/31/24	50,000,000	49,597,650

Total U.S. Treasury Obligations (cost $58,764,766)		58,574,097

Repurchase Agreements 2.2%

	Principal Amount	Market Value

BNP Paribas Securities Corp. 1.10%, dated 06/30/17, due 07/03/17, repurchase price $10,000,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00%-3.63%, maturing 02/15/18-05/15/39; total market value $10,200,000. (h)(i)	$10,000,000	$10,000,000
ML Pierce Fenner & Smith, Inc. 1.10%, dated 06/30/17, due 07/03/17, repurchase price $15,050,304, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $15,349,904. (h)(i)	15,048,925	15,048,925
RBS Securities, Inc. 1.06%, dated 06/30/17, due 07/07/17, repurchase price $10,002,061, collateralized by U.S. Government Treasury Securities, ranging from 0.89%-2.00%, maturing 04/30/19-02/15/25; total market value $10,200,291. (h)(i)	10,000,000	10,000,000

Total Repurchase Agreements (cost $35,048,925)		35,048,925

Total Investments (cost $1,537,793,657) (j) — 100.3%		1,565,237,253
Liabilities in excess of other assets — (0.3)%		(5,168,855)

NET ASSETS — 100.0%		$1,560,068,398

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $401,686,575 which represents 25.75% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2017. The maturity date represents the actual maturity date.

(c)	Fair valued security.

(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2017.

13

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Bond Fund (Continued)

(e)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $69,742,614, which was collateralized by cash used to purchase repurchase agreements with a total value of $35,048,925 and by $36,940,453 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%-9.00%, and maturity dates ranging from 07/15/17-02/15/47, a total value of $71,989,378.

(f)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2017. The maturity date reflects the next call date.

(g)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $35,048,925.

(i)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(j)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.
AG	Stock Corporation

BV	Private Limited Liability Company

DAC	Designated Activity Company

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

plc	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAB	de CV Public Traded Company

UA	Excluded Liability Cooperative

ULC	Unlimited Liability Company

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
605	U.S. Treasury 2 Year Note	09/29/17	$130,746,172	$(190,336)
986	U.S. Treasury Long Bond	09/20/17	151,535,875	1,133,520

			$282,282,047	$943,184

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(1,333)	U.S. Treasury 10 Year Note	09/20/17	$167,333,156	$493,383
(1,768)	U.S. Treasury 5 Year Note	09/29/17	208,333,938	452,621

			$375,667,094	$946,004

At June 30, 2017, the Fund had $1,282,088 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Core Bond Fund
Assets:
Investments, at value* (cost $1,502,744,732)	$1,530,188,328
Repurchase agreements, at value (cost $35,048,925)	35,048,925

Total Investments, at value (total cost $1,537,793,657)	1,565,237,253

Cash	16,766,218
Deposits with broker for futures contracts	1,282,088
Interest receivable	10,320,633
Security lending income receivable	19,701
Receivable for investments sold	5,680,686
Receivable for capital shares issued	1,465,653
Receivable for variation margin on futures contracts	320,034
Prepaid expenses	8,503

Total Assets	1,601,100,769

Liabilities:
Payable for investments purchased	4,204,676
Payable for capital shares redeemed	1,143,583
Payable upon return of securities loaned (Note 2)	35,048,925
Accrued expenses and other payables:
Investment advisory fees	505,893
Fund administration fees	36,833
Distribution fees	21,616
Administrative servicing fees	14,908
Accounting and transfer agent fees	2,908
Custodian fees	9,814
Compliance program costs (Note 3)	1,530
Professional fees	29,446
Printing fees	7,946
Other	4,293

Total Liabilities	41,032,371

Net Assets	$1,560,068,398

Represented by:
Capital	$1,513,535,936
Accumulated undistributed net investment income	28,338,808
Accumulated net realized losses from investments and futures transactions	(11,139,130)
Net unrealized appreciation/(depreciation) from investments	27,443,596
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,889,188

Net Assets	$1,560,068,398

15

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Core Bond Fund
Net Assets:
Class I Shares	$15,348,911
Class II Shares	106,189,463
Class Y Shares	1,438,530,024

Total	$1,560,068,398

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,402,315
Class II Shares	9,744,197
Class Y Shares	131,451,781

Total	142,598,293

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.95
Class II Shares	$10.90
Class Y Shares	$10.94

*	Includes value of securities on loan of $69,742,614 (Note 2).

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Core Bond Fund
INVESTMENT INCOME:
Interest income	$27,563,706
Income from securities lending (Note 2)	108,723

Total Income	27,672,429

EXPENSES:
Investment advisory fees	3,000,319
Fund administration fees	226,258
Distribution fees Class II Shares	128,583
Administrative servicing fees Class I Shares	11,555
Administrative servicing fees Class II Shares	77,150
Professional fees	35,537
Printing fees	8,615
Trustee fees	23,386
Custodian fees	28,361
Accounting and transfer agent fees	6,840
Compliance program costs (Note 3)	3,094
Other	16,140

Total Expenses	3,565,838

NET INVESTMENT INCOME	24,106,591

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	610,944
Net realized losses from futures transactions (Note 2)	(1,928,019)

Net realized losses from investments and futures transactions	(1,317,075)

Net change in unrealized appreciation/(depreciation) from investments	16,705,595
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	2,612,775

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	19,318,370

Net realized/unrealized gains from investments and futures transactions	18,001,295

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$42,107,886

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT Core Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$24,106,591	$46,226,841
Net realized losses from investments and futures transactions	(1,317,075)	(7,773,516)
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	19,318,370	42,941,508

Change in net assets resulting from operations	42,107,886	81,394,833

Distributions to Shareholders From:
Net investment income:
Class I	–	(470,701)
Class II	–	(2,814,432)
Class Y	–	(44,865,995)
Net realized gains:
Class I	–	(27,441)
Class II	–	(173,358)
Class Y	–	(2,414,862)

Change in net assets from shareholder distributions	–	(50,766,789)

Change in net assets from capital transactions	23,731,106	(59,766,745)

Change in net assets	65,838,992	(29,138,701)

Net Assets:
Beginning of period	1,494,229,406	1,523,368,107

End of period	$1,560,068,398	$1,494,229,406

Accumulated undistributed net investment income at end of period	$28,338,808	$4,232,217

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,302,421	$5,762,078
Dividends reinvested	–	498,142
Cost of shares redeemed	(1,641,379)	(5,161,088)

Total Class I Shares	(338,958)	1,099,132

Class II Shares
Proceeds from shares issued	10,673,379	14,768,633
Dividends reinvested	–	2,987,790
Cost of shares redeemed	(6,614,970)	(17,425,888)

Total Class II Shares	4,058,409	330,535

Class Y Shares
Proceeds from shares issued	77,683,242	30,962,680
Dividends reinvested	–	47,280,857
Cost of shares redeemed	(57,671,587)	(139,439,949)

Total Class Y Shares	20,011,655	(61,196,412)

Change in net assets from capital transactions	$23,731,106	$(59,766,745)

18

Statements of Changes in Net Assets (Continued)

	NVIT Core Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	121,338	527,230
Reinvested	–	46,612
Redeemed	(151,763)	(468,355)

Total Class I Shares	(30,425)	105,487

Class II Shares
Issued	993,472	1,354,597
Reinvested	–	280,322
Redeemed	(614,753)	(1,621,303)

Total Class II Shares	378,719	13,616

Class Y Shares
Issued	7,215,786	2,839,914
Reinvested	–	4,429,638
Redeemed	(5,320,473)	(12,865,396)

Total Class Y Shares	1,895,313	(5,595,844)

Total change in shares	2,243,607	(5,476,741)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (e)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.66	0.16	0.13	0.29	–	–	–	$10.95	2.72%	$15,348,911	0.59%	3.04%	0.59%	20.34%
Year Ended December 31, 2016	$10.46	0.32	0.24	0.56	(0.34)	(0.02)	(0.36)	$10.66	5.35%	$15,269,054	0.59%	2.91%	0.59%	65.34%
Year Ended December 31, 2015	$10.92	0.33	(0.41)	(0.08)	(0.33)	(0.05)	(0.38)	$10.46	(0.72)%	$13,877,606	0.59%	2.99%	0.59%	26.89%
Year Ended December 31, 2014	$10.69	0.31	0.23	0.54	(0.31)	–	(0.31)	$10.92	5.06%	$16,257,526	0.59%	2.79%	0.59%	31.66%
Year Ended December 31, 2013	$11.31	0.30	(0.51)	(0.21)	(0.29)	(0.12)	(0.41)	$10.69	(1.91)%	$13,398,109	0.60%	2.68%	0.60%	33.61%
Year Ended December 31, 2012	$10.89	0.34	0.50	0.84	(0.35)	(0.07)	(0.42)	$11.31	7.75%	$19,849,931	0.60%	2.99%	0.60%	44.60%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.62	0.15	0.13	0.28	–	–	–	$10.90	2.64%	$106,189,463	0.84%	2.79%	0.84%	20.34%
Year Ended December 31, 2016	$10.43	0.29	0.23	0.52	(0.31)	(0.02)	(0.33)	$10.62	5.00%	$99,499,029	0.84%	2.66%	0.84%	65.34%
Year Ended December 31, 2015	$10.88	0.30	(0.40)	(0.10)	(0.30)	(0.05)	(0.35)	$10.43	(0.88)%	$97,493,594	0.84%	2.73%	0.84%	26.89%
Year Ended December 31, 2014	$10.66	0.28	0.22	0.50	(0.28)	–	(0.28)	$10.88	4.68%	$102,727,503	0.84%	2.54%	0.84%	31.66%
Year Ended December 31, 2013	$11.28	0.27	(0.51)	(0.24)	(0.26)	(0.12)	(0.38)	$10.66	(2.13)%	$111,094,728	0.84%	2.43%	0.84%	33.61%
Year Ended December 31, 2012	$10.86	0.31	0.50	0.81	(0.32)	(0.07)	(0.39)	$11.28	7.48%	$120,912,530	0.85%	2.74%	0.85%	44.60%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.65	0.17	0.12	0.29	–	–	–	$10.94	2.72%	$1,438,530,024	0.44%	3.19%	0.44%	20.34%
Year Ended December 31, 2016	$10.45	0.33	0.25	0.58	(0.36)	(0.02)	(0.38)	$10.65	5.51%	$1,379,461,323	0.44%	3.07%	0.44%	65.34%
Year Ended December 31, 2015	$10.91	0.34	(0.40)	(0.06)	(0.35)	(0.05)	(0.40)	$10.45	(0.56)%	$1,411,996,907	0.44%	3.14%	0.44%	26.89%
Year Ended December 31, 2014	$10.69	0.33	0.21	0.54	(0.32)	–	(0.32)	$10.91	5.11%	$1,420,653,528	0.44%	2.94%	0.44%	31.66%
Year Ended December 31, 2013	$11.31	0.31	(0.50)	(0.19)	(0.31)	(0.12)	(0.43)	$10.69	(1.72)%	$1,258,711,203	0.44%	2.83%	0.44%	33.61%
Year Ended December 31, 2012	$10.89	0.35	0.51	0.86	(0.37)	(0.07)	(0.44)	$11.31	7.91%	$1,056,013,651	0.45%	3.13%	0.45%	44.60%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Core Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2(a)	Level 3(a)	Total
Assets:
Asset-Backed Securities
Airlines	$—	$45,491,680	$—	$45,491,680
Automobiles	—	51,703,936	—	51,703,936
Credit Card	—	6,006,631	—	6,006,631
Home Equity	—	13,866,439	—	13,866,439
Other	—	114,056,879	22,496,697	136,553,576
Total Asset-Backed Securities	$—	$231,125,565	$22,496,697	$253,622,262
Collateralized Mortgage Obligations	—	37,517,885	—	37,517,885
Commercial Mortgage-Backed Securities	—	82,135,622	—	82,135,622
Corporate Bonds	—	888,330,813	—	888,330,813
Futures Contracts	2,079,524	—	—	2,079,524
Loan Participations	—	17,470,390	—	17,470,390
Mortgage-Backed Securities	—	133,572,147	—	133,572,147
Municipal Bonds	—	37,249,015	—	37,249,015
Repurchase Agreements	—	35,048,925	—	35,048,925
U.S. Government Agency Securities	—	21,716,097	—	21,716,097
U.S. Treasury Obligations	—	58,574,097	—	58,574,097
Total Assets	$2,079,524	$1,542,740,556	$22,496,697	$1,567,316,777

Liabilities:
Futures Contracts	$(190,336)	$—	$—	$(190,336)
Total Liabilities	$(190,336)	$—	$—	$(190,336)
Total	$1,889,188	$1,542,740,556	$22,496,697	$1,567,126,441

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the six month ended June 30, 2017, the Fund had two transfers of asset-backed securities from Level 2 to Level 3. The total market value of the two investments at the time of the transfer and at June 30, 2017, was $16,043,962 and $15,306,111, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification. During the period, the FVC determined a fair value for these holdings, resulting in a Level 3 classification

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset-Backed Securities	Total
Balance as of 12/31/16	$4,707,829	$4,707,829
Accrued Accretion/(Amortization)	(611)	(611)
Realized Gain/(Loss)	(5,778)	(5,778)
Change in Unrealized Appreciation/(Depreciation)	44,765	44,765
Purchases*	3,101,541	3,101,541
Sales	(1,395,011)	(1,395,011)
Transfers Into Level 3	16,043,962	16,043,962
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$22,496,697	$22,496,697
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 06/30/17**	$44,765	$44,765

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts (a)
Interest rate risk	Unrealized appreciation from futures contracts	$2,079,524
Total		$2,079,524
Liabilities:
Futures Contracts (a)
Interest rate risk	Unrealized depreciation from futures contracts	$(190,336)
Total		$(190,336)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$(1,928,019)
Total	$(1,928,019)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$2,612,775
Total	$2,612,775

The following table provides a summary of the Fund’s average volume of derivative instruments held during the Six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$261,006,324
Average Notional Balance Short	$(310,898,838)

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $35,048,925, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (e) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% – 3.63%, maturing 02/15/18 – 05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% – 4.50%, maturing 07/01/41 – 06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89% – 2.00%, maturing 04/30/19 – 02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BNP Paribas Securities Corp.	$10,000,000	$—	$10,000,000	$(10,000,000)	$—
ML Pierce Fenner & Smith, Inc.	15,048,925	—	15,048,925	(15,048,925)	—
RBS Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Total	$35,048,925	$—	$35,048,925	$(35,048,925)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion and more	0.38%

28

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.39%. During the six months ended June 30, 2017, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $918,425.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $226,258 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $3,094.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $88,705.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of

29

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $351,445,032 and sales of $307,668,089 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the six months ended June 30, 2017, the Fund had purchases of $49,865,435 and sales of $10,987,698 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Bank Loans

The bank loans in which the Fund invests are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Fund, to increased credit risk.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into

30

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,537,793,657	$37,254,481	$(9,810,885)	$27,443,596

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

33

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

34

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

35

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

36

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

37

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

38

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

39

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

40

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

41

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

42

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

43

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

44

Semiannual Report

June 30, 2017 (Unaudited)

NVIT International Equity Fund

SAR-IE 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT International Equity Fund

Asset Allocation†

Common Stocks	98.6%
Repurchase Agreements	0.2%
Other assets in excess of liabilities	1.2%
100.0%

Top Industries††

Banks	13.6%
Oil, Gas & Consumable Fuels	5.6%
Insurance	5.2%
Pharmaceuticals	4.8%
Food Products	4.7%
Real Estate Management & Development	4.6%
Chemicals	3.7%
Auto Components	3.1%
Hotels, Restaurants & Leisure	2.9%
Capital Markets	2.9%
Other Industries*	48.9%
100.0%

Top Holdings††

Roche Holding AG	2.9%
Mitsubishi UFJ Financial Group, Inc.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
China Petroleum & Chemical Corp., Class H	2.0%
Samsung Electronics Co. Ltd.	1.8%
SAP SE	1.7%
CSL Ltd.	1.6%
Asahi Glass Co. Ltd.	1.6%
Nissan Motor Co. Ltd.	1.4%
Societe Generale SA	1.4%
Other Holdings*	81.3%
100.0%

Top Countries††

Japan	16.4%
United Kingdom	11.6%
France	6.8%
Germany	6.4%
China	6.3%
Canada	6.1%
Switzerland	5.5%
Australia	4.9%
South Korea	4.2%
Spain	3.5%
Other Countries*	28.3%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT International Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT International Equity Fund June 30, 2017			Beginning Account Value($) 01/01/17	Ending Account Value($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,152.90	5.93	1.11
	Hypothetical(b)(c)		1,000.00	1,019.29	5.56	1.11
Class II Shares	Actual	(b)	1,000.00	1,150.80	7.25	1.36
	Hypothetical(b)(c)		1,000.00	1,018.05	6.81	1.36

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT International Equity Fund

Common Stocks 98.6%

	Shares	Market Value

AUSTRALIA 4.9%
Biotechnology 1.6%
CSL Ltd.	16,521	$1,753,370

Capital Markets 0.2%
Magellan Financial Group Ltd.	10,023	222,187

Health Care Equipment & Supplies 0.8%
Cochlear Ltd.	7,406	884,553

Hotels, Restaurants & Leisure 1.2%
Aristocrat Leisure Ltd.	77,716	1,347,358

Metals & Mining 0.9%
Fortescue Metals Group Ltd.	91,874	367,780
Newcrest Mining Ltd.	21,365	331,580
South32 Ltd.	126,142	259,790

		959,150

Oil, Gas & Consumable Fuels 0.2%
Whitehaven Coal Ltd.*	82,841	182,698

		5,349,316

AUSTRIA 0.2%
Chemicals 0.2%
Lenzing AG	1,083	194,077

BRAZIL 1.7%
Chemicals 0.5%
Braskem SA (Preference), Class A	53,700	554,360

Insurance 1.1%
BB Seguridade Participacoes SA	145,100	1,254,827

Water Utilities 0.1%
Cia de Saneamento do Parana (Preference)	34,300	112,853

		1,922,040

CANADA 6.1%
Auto Components 0.7%
Magna International, Inc.	17,323	802,431

Banks 0.3%
Toronto-Dominion Bank (The)	5,933	298,983

Capital Markets 0.8%
CI Financial Corp.	26,133	557,000
IGM Financial, Inc.	8,656	268,464

		825,464

Diversified Telecommunication Services 0.2%
BCE, Inc.	6,047	272,320

Food Products 0.7%
Saputo, Inc.	25,973	826,178

Metals & Mining 0.3%
Kirkland Lake Gold Ltd.	34,801	329,278

Multi-Utilities 0.4%
Atco Ltd., Class I	10,489	410,161

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Oil, Gas & Consumable Fuels 0.6%
Suncor Energy, Inc.	20,779	$607,122

Paper & Forest Products 0.5%
West Fraser Timber Co. Ltd.	10,933	517,480

Road & Rail 0.7%
Canadian National Railway Co.	9,894	802,781

Software 0.7%
Constellation Software, Inc.	1,476	772,157

Thrifts & Mortgage Finance 0.2%
Genworth MI Canada, Inc. (a)	7,553	207,812

		6,672,167

CHINA 6.2%
Automobiles 0.2%
Geely Automobile Holdings Ltd.	120,000	258,635

Banks 0.8%
China Construction Bank Corp., Class H	771,000	599,565
Industrial & Commercial Bank of China Ltd., Class H*	422,000	284,801

		884,366

Electronic Equipment, Instruments & Components 0.7%
Sunny Optical Technology Group Co. Ltd.	83,000	743,268

Oil, Gas & Consumable Fuels 3.2%
China Petroleum & Chemical Corp., Class H	2,796,000	2,189,272
China Shenhua Energy Co. Ltd., Class H	114,500	254,748
PetroChina Co. Ltd., Class H	1,696,000	1,037,563

		3,481,583

Real Estate Management & Development 1.3%
China Overseas Land & Investment Ltd.	262,000	766,763
Country Garden Holdings Co. Ltd.	579,000	671,627

		1,438,390

		6,806,242

DENMARK 2.5%
Electrical Equipment 1.1%
Vestas Wind Systems A/S	13,535	1,250,192

IT Services 0.3%
Nets A/S * (b)	16,529	328,704

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	22,788	979,138

Software 0.2%
SimCorp A/S	3,582	216,923

		2,774,957

EGYPT 0.1%
Wireless Telecommunication Services 0.1%
Global Telecom Holding SAE*	238,230	91,243

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FAROE ISLANDS 0.1%
Food Products 0.1%
Bakkafrost P/F	3,276	$123,359

FINLAND 0.2%
Pharmaceuticals 0.2%
Orion OYJ, Class B	4,117	262,997

FRANCE 6.7%
Aerospace & Defense 0.1%
Safran SA	1,436	131,690

Airlines 0.6%
Air France-KLM*	47,142	672,934

Auto Components 1.1%
Valeo SA	17,604	1,184,378

Automobiles 0.1%
Peugeot SA	6,072	121,013

Banks 2.7%
BNP Paribas SA	13,940	1,003,579
Credit Agricole SA	32,448	522,684
Societe Generale SA	27,437	1,479,559

		3,005,822

Insurance 1.3%
AXA SA	50,585	1,385,187

Media 0.1%
Technicolor SA (Registered)	34,422	149,950

Personal Products 0.6%
L’Oreal SA	3,033	632,425

Textiles, Apparel & Luxury Goods 0.1%
LVMH Moet Hennessy Louis Vuitton SE	443	110,775

		7,394,174

GERMANY 6.3%
Airlines 0.5%
Deutsche Lufthansa AG (Registered)	26,197	597,018

Auto Components 1.0%
Continental AG	5,008	1,083,380

Chemicals 2.0%
BASF SE	14,359	1,332,646
Covestro AG (b)	11,068	802,364

		2,135,010

Insurance 0.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	495	100,165

Pharmaceuticals 0.7%
Bayer AG (Registered)	3,832	496,666
STADA Arzneimittel AG * (c)	3,767	267,141

		763,807

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	17,061	$362,385

Software 1.7%
SAP SE	17,866	1,870,059

		6,911,824

HONG KONG 3.0%
Auto Components 0.3%
Xinyi Glass Holdings Ltd.	280,000	277,151

Electronic Equipment, Instruments & Components 0.1%
Kingboard Laminates Holdings Ltd.	96,000	115,764

Food Products 0.5%
WH Group Ltd. (b)	588,500	594,251

Industrial Conglomerates 0.6%
Jardine Matheson Holdings Ltd.	9,900	627,165

Paper & Forest Products 0.2%
Nine Dragons Paper Holdings Ltd.	198,000	263,674

Real Estate Management & Development 1.3%
Wharf Holdings Ltd. (The)	96,000	794,370
Wheelock & Co. Ltd.	90,000	678,834

		1,473,204

		3,351,209

INDIA 1.7%
Banks 0.4%
HDFC Bank Ltd.,ADR	5,075	441,373

IT Services 0.9%
Infosys Ltd.,ADR	17,126	257,233
Wipro Ltd.,ADR	26,596	138,299
WNS Holdings Ltd.,ADR*	13,922	478,359

		873,891

Metals & Mining 0.3%
Vedanta Ltd.,ADR	24,218	375,863

Oil, Gas & Consumable Fuels 0.1%
Reliance Industries Ltd.,GDR * (b)	3,517	149,032

		1,840,159

INDONESIA 0.9%
Banks 0.5%
Bank Rakyat Indonesia Persero Tbk. PT	328,900	375,287
Bank Tabungan Negara Persero Tbk. PT	895,900	174,993

		550,280

Diversified Telecommunication Services 0.2%
Telekomunikasi Indonesia Persero Tbk. PT	606,000	205,792

Oil, Gas & Consumable Fuels 0.2%
Adaro Energy Tbk. PT	1,728,200	204,463

		960,535

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

IRELAND 0.2%
Trading Companies & Distributors 0.2%
AerCap Holdings NV*	5,742	$266,601

ITALY 1.0%
Banks 1.0%
Intesa Sanpaolo SpA	353,548	1,124,570

JAPAN 16.4%
Automobiles 1.4%
Nissan Motor Co. Ltd.	151,400	1,511,719

Banks 3.2%
Hokkoku Bank Ltd. (The)	74,000	284,606
Mitsubishi UFJ Financial Group, Inc.	361,200	2,436,311
Sumitomo Mitsui Financial Group, Inc.	19,100	745,749

		3,466,666

Building Products 1.5%
Asahi Glass Co. Ltd.	40,200	1,697,759

Capital Markets 0.4%
Nomura Holdings, Inc.	45,200	272,576
SBI Holdings, Inc.	11,200	152,305

		424,881

Chemicals 1.0%
Mitsubishi Chemical Holdings Corp.	68,000	566,560
Mitsui Chemicals, Inc.	28,000	149,110
Teijin Ltd.	19,600	378,223

		1,093,893

Diversified Financial Services 0.4%
ORIX Corp.	30,800	479,244

Diversified Telecommunication Services 0.6%
Nippon Telegraph & Telephone Corp.	13,800	651,417

Electric Utilities 0.2%
Kyushu Electric Power Co., Inc.	14,700	178,660

Electrical Equipment 0.6%
Mitsubishi Electric Corp.	48,600	702,883

Food Products 1.0%
Maruha Nichiro Corp.	3,300	87,229
Nichirei Corp.	27,000	757,125
Nisshin Oillio Group Ltd. (The)	41,000	240,474

		1,084,828

Gas Utilities 1.2%
Toho Gas Co. Ltd.	33,000	240,373
Tokyo Gas Co. Ltd.	209,000	1,088,617

		1,328,990

Household Durables 0.3%
Haseko Corp.	28,000	340,967

Industrial Conglomerates 0.2%
Keihan Holdings Co. Ltd.	31,000	197,272

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
IT Services 0.1%
Itochu Techno-Solutions Corp.	3,800	$133,256

Machinery 0.3%
JTEKT Corp.	6,900	101,536
Kyokuto Kaihatsu Kogyo Co. Ltd.	11,700	188,570

		290,106

Oil, Gas & Consumable Fuels 0.4%
Idemitsu Kosan Co. Ltd.	8,400	238,969
JXTG Holdings, Inc.	37,500	164,082

		403,051

Real Estate Management & Development 1.7%
Daito Trust Construction Co. Ltd.	8,500	1,324,263
Daiwa House Industry Co. Ltd.	16,300	557,877

		1,882,140

Road & Rail 0.1%
Central Japan Railway Co.	700	114,322

Technology Hardware, Storage & Peripherals 0.3%
MCJ Co. Ltd.	26,900	283,950

Textiles, Apparel & Luxury Goods 0.2%
Gunze Ltd.	67,000	240,551

Wireless Telecommunication Services 1.3%
KDDI Corp.	52,000	1,375,277

		17,881,832

LUXEMBOURG 0.8%
Metals & Mining 0.6%
Ternium SA,ADR	21,249	596,884

Multiline Retail 0.2%
B&M European Value Retail SA	62,217	274,682

		871,566

MALAYSIA 0.2%
Metals & Mining 0.2%
Press Metal Aluminium Holdings * (c)	362,000	226,005

MEXICO 0.3%
Consumer Finance 0.1%
Gentera SAB de CV	53,700	80,570

Food & Staples Retailing 0.1%
Wal-Mart de Mexico SAB de CV	72,800	168,996

Food Products 0.1%
Gruma SAB de CV, Class B	7,615	99,308

		348,874

NETHERLANDS 1.6%
Insurance 1.1%
NN Group NV	35,236	1,250,280

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Professional Services 0.5%
Randstad Holding NV	6,595	$384,496
Wolters Kluwer NV	3,767	159,318

		543,814

		1,794,094

NEW ZEALAND 0.2%
Food Products 0.2%
a2 Milk Co. Ltd.*	89,988	263,863

NORWAY 1.0%
Food Products 0.8%
Leroy Seafood Group ASA	53,560	290,869
Marine Harvest ASA*	17,696	302,765
Salmar ASA	9,019	223,556

		817,190

Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA	9,335	138,228
Statoil ASA	6,672	110,636

		248,864

		1,066,054

PHILIPPINES 0.2%
Oil, Gas & Consumable Fuels 0.2%
Semirara Mining & Power Corp.	70,980	225,650

POLAND 0.1%
Electric Utilities 0.1%
Enea SA*	43,294	156,007

PORTUGAL 0.6%
Food & Staples Retailing 0.6%
Jeronimo Martins SGPS SA	34,126	666,268

RUSSIA 1.3%
Banks 0.4%
Sberbank of Russia PJSC,ADR	46,039	477,063

Metals & Mining 0.4%
Alrosa PJSC	283,600	414,308

Oil, Gas & Consumable Fuels 0.5%
LUKOIL PJSC,ADR	8,495	414,403
Transneft PJSC (Preference)	41	110,367

		524,770

		1,416,141

SINGAPORE 0.5%
Electronic Equipment, Instruments & Components 0.1%
Venture Corp. Ltd.	15,500	135,675

Personal Products 0.2%
Best World International Ltd.	173,400	178,864

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Real Estate Management & Development 0.2%
Yanlord Land Group Ltd.	146,100	$186,219

		500,758

SOUTH AFRICA 1.3%
Banks 0.4%
Barclays Africa Group Ltd.	20,669	227,265
Standard Bank Group Ltd.	12,518	137,856

		365,121

Equity Real Estate Investment Trusts (REITs) 0.1%
Redefine Properties Ltd.	183,643	147,688

Food Products 0.3%
Tiger Brands Ltd.	12,972	364,715

Metals & Mining 0.1%
AngloGold Ashanti Ltd.,ADR	8,048	78,227

Paper & Forest Products 0.2%
Sappi Ltd.	39,981	266,065

Wireless Telecommunication Services 0.2%
Vodacom Group Ltd.	19,949	250,671

		1,472,487

SOUTH KOREA 4.1%
Banks 0.6%
KB Financial Group, Inc.	12,856	649,103

Diversified Telecommunication Services 0.4%
LG Uplus Corp.	29,880	407,495

Electric Utilities 0.8%
Korea Electric Power Corp.	25,716	917,024

Food Products 0.1%
Samyang Foods Co. Ltd.	2,028	89,794

Household Durables 0.3%
LG Electronics, Inc.	5,073	355,899

Technology Hardware, Storage & Peripherals 1.7%
Samsung Electronics Co. Ltd.	913	1,901,617

Tobacco 0.2%
KT&G Corp.	2,233	228,417

		4,549,349

SPAIN 3.4%
Banks 1.6%
Banco Santander SA	190,809	1,266,948
CaixaBank SA	109,089	521,487

		1,788,435

Diversified Telecommunication Services 0.6%
Telefonica SA	63,531	657,649

Electrical Equipment 0.7%
Gamesa Corp. Technologica SA	34,597	740,222

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Insurance 0.1%
Mapfre SA	43,269	$151,451

IT Services 0.4%
Amadeus IT Group SA	7,266	434,331

		3,772,088

SWEDEN 2.2%
Household Durables 1.1%
Bonava AB, Class B	12,967	221,694
Electrolux AB Series B	30,632	1,004,462

		1,226,156

Household Products 0.5%
Svenska Cellulosa AB SCA, Class B	70,595	534,052

Machinery 0.6%
Sandvik AB	21,685	341,414
Volvo AB, Class B	15,871	270,658

		612,072

		2,372,280

SWITZERLAND 5.5%
Capital Markets 0.9%
Partners Group Holding AG	1,430	887,902

Electrical Equipment 0.3%
ABB Ltd. (Registered)	15,262	378,820

Food Products 0.7%
Nestle SA (Registered)	9,416	821,242

Pharmaceuticals 3.0%
Roche Holding AG	12,520	3,199,045

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	11,164	160,533

Trading Companies & Distributors 0.5%
Wolseley plc	9,511	583,764

		6,031,306

TAIWAN 3.1%
Electronic Equipment, Instruments & Components 1.0%
Innolux Corp.	1,238,000	646,380
Largan Precision Co. Ltd.	3,000	477,644

		1,124,024

Semiconductors & Semiconductor Equipment 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	339,000	2,316,120

		3,440,144

THAILAND 0.6%
Electronic Equipment, Instruments & Components 0.1%
Hana Microelectronics PCL,NVDR	86,900	128,587

Oil, Gas & Consumable Fuels 0.1%
Esso Thailand PCL,NVDR*	278,100	82,654

Common Stocks (continued)

	Shares	Market Value

THAILAND (continued)
Specialty Retail 0.4%
Beauty Community PCL,NVDR	1,263,753	$401,338

		612,579

TURKEY 0.7%
Banks 0.6%
Turkiye Halk Bankasi A/S	82,316	307,638
Turkiye Vakiflar Bankasi TAO, Class D	184,906	339,986

		647,624

Diversified Telecommunication Services 0.1%
Turk Telekomunikasyon A/S*	92,987	164,852

		812,476

UNITED KINGDOM 11.5%
Airlines 1.2%
International Consolidated Airlines Group SA	167,461	1,330,526

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	9,230	97,511

Banks 0.9%
HSBC Holdings plc	27,408	254,400
Lloyds Banking Group plc	909,076	783,420

		1,037,820

Beverages 0.2%
Fevertree Drinks plc	8,486	188,773

Capital Markets 0.8%
Hargreaves Lansdown plc	48,734	826,399

Diversified Telecommunication Services 0.7%
BT Group plc	197,411	759,093

Energy Equipment & Services 0.6%
Subsea 7 SA	49,545	668,037

Food & Staples Retailing 0.4%
J Sainsbury plc	84,718	277,881
Wm Morrison Supermarkets plc	43,179	135,618

		413,499

Hotels, Restaurants & Leisure 0.7%
Compass Group plc	35,668	752,870

Household Durables 0.8%
Bellway plc	6,789	263,447
Crest Nicholson Holdings plc	24,915	170,036
Persimmon plc	10,317	301,324
Redrow plc	16,465	117,303

		852,110

Household Products 0.9%
Reckitt Benckiser Group plc	9,355	948,346

Insurance 1.2%
Admiral Group plc	48,243	1,258,895
Old Mutual plc	85,893	216,698

		1,475,593

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Internet Software & Services 0.2%
Moneysupermarket.com Group plc	48,897	$225,217

Multi-Utilities 1.0%
Centrica plc	423,048	1,102,993

Personal Products 0.9%
Unilever NV,CVA	17,657	974,698

Specialty Retail 0.8%
Dixons Carphone plc	148,356	548,423
JD Sports Fashion plc	67,125	305,759

		854,182

Trading Companies & Distributors 0.1%
Ashtead Group plc	5,030	104,084

		12,611,751

UNITED STATES 1.2%
Hotels, Restaurants & Leisure 1.0%
Carnival plc	10,701	707,588
Yum China Holdings, Inc.*	9,673	381,406

		1,088,994

Software 0.2%
Mobileye NV*	3,955	248,374

		1,337,368

Total Common Stocks (cost $95,995,360)		108,474,410

Repurchase Agreements 0.2%

	Principal Amount

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $100,009, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value $102,000. (d)(e)	$100,000	100,000

Repurchase Agreements (continued)

	Principal Amount	Market Value

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $113,853, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $116,119. (d)(e)	$113,842	$113,842

Total Repurchase Agreements (cost $213,842)		213,842

Total Investments (cost $96,209,202) (f) — 98.8%		108,688,252
Other assets in excess of liabilities — 1.2%		1,286,608

NET ASSETS — 100.0%		$109,974,860

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $205,721, which was collateralized by cash used to purchase repurchase agreements with a value of $213,842.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $1,874,351 which represents 1.70% of net assets.

(c)	Fair valued security.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $213,842.

(e)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Equity Fund (Continued)

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

OYJ	Public Traded Company

PCL	Public Company Limited

PJSC	Public Joint Stock Company

plc	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SAE	Public Limited Company

SCA	Limited partnership with share capital

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

TAO	Joint Stock Company

Tbk. PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT International Equity Fund
Assets:
Investments, at value* (cost $95,995,360)	$108,474,410
Repurchase agreements, at value (cost $213,842)	213,842

Total Investments, at value (total cost $96,209,202)	108,688,252

Cash	2,761,557
Foreign currencies, at value (cost $92)	122
Interest and dividends receivable	318,455
Security lending income receivable	223
Receivable for investments sold	297,020
Receivable for capital shares issued	7,362
Reclaims receivable	141,639
Prepaid expenses	562

Total Assets	112,215,192

Liabilities:
Payable for investments purchased	1,823,278
Payable for capital shares redeemed	51,471
Payable upon return of securities loaned (Note 2)	213,842
Accrued expenses and other payables:
Investment advisory fees	71,743
Fund administration fees	8,310
Distribution fees	9,695
Administrative servicing fees	15,506
Accounting and transfer agent fees	3,996
Deferred capital gain country tax	9,044
Compliance program costs (Note 3)	103
Professional fees	22,837
Printing fees	10,229
Other	278

Total Liabilities	2,240,332

Net Assets	$109,974,860

Represented by:
Capital	$99,726,355
Accumulated undistributed net investment income	2,195,887
Accumulated net realized losses from investments and foreign currency transactions	(4,418,611)
Net unrealized appreciation/(depreciation) from investments†	12,470,006
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,223

Net Assets	$109,974,860

14

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT International Equity Fund
Net Assets:
Class I Shares	$62,867,098
Class II Shares	47,107,762

Total	$109,974,860

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,790,353
Class II Shares	4,378,203

Total	10,168,556

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.86
Class II Shares	$10.76

*	Includes value of securities on loan of $205,721 (Note 2).
†	Net of $9,044 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT International Equity Fund
INVESTMENT INCOME:
Dividend income	$2,008,777
Interest income	3,993
Income from securities lending (Note 2)	3,493
Foreign tax withholding	(203,983)

Total Income	1,812,280

EXPENSES:
Investment advisory fees	416,905
Fund administration fees	49,825
Distribution fees Class II Shares	55,235
Administrative servicing fees Class I Shares	45,028
Administrative servicing fees Class II Shares	33,142
Professional fees	17,009
Printing fees	7,545
Trustee fees	1,593
Custodian fees	2,413
Accounting and transfer agent fees	9,044
Compliance program costs (Note 3)	209
Other	2,307

Total expenses before fees waived	640,255

Investment advisory fees waived (Note 3)	(5,212)

Net Expenses	635,043

NET INVESTMENT INCOME	1,177,237

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,508,861
Net realized losses from foreign currency transactions (Note 2)	(28,198)

Net realized gains from investments and foreign currency transactions	3,480,663

Net change in unrealized appreciation/(depreciation) from investments†	10,051,773
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	10,328

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	10,062,101

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	13,542,764

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,720,001

†	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $2,315.

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	NVIT International Equity Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$1,177,237	$1,599,625
Net realized gains/(losses) from investments and foreign currency transactions	3,480,663	(4,446,009)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	10,062,101	3,623,458

Change in net assets resulting from operations	14,720,001	777,074

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,275,236)
Class II	–	(777,593)

Change in net assets from shareholder distributions	–	(2,052,829)

Change in net assets from capital transactions	(2,981,334)	(4,856,223)

Change in net assets	11,738,667	(6,131,978)

Net Assets:
Beginning of period	98,236,193	104,368,171

End of period	$109,974,860	$98,236,193

Accumulated undistributed net investment income at end of period	$2,195,887	$1,018,650

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,626,039	$5,169,085
Dividends reinvested	–	1,275,236
Cost of shares redeemed	(6,259,687)	(10,720,330)

Total Class I Shares	(3,633,648)	(4,276,009)

Class II Shares
Proceeds from shares issued	3,197,736	4,549,729
Dividends reinvested	–	777,593
Cost of shares redeemed	(2,545,422)	(5,907,536)

Total Class II Shares	652,314	(580,214)

Change in net assets from capital transactions	$(2,981,334)	$(4,856,223)

SHARE TRANSACTIONS:
Class I Shares
Issued	255,349	563,773
Reinvested	–	133,621
Redeemed	(619,135)	(1,152,960)

Total Class I Shares	(363,786)	(455,566)

Class II Shares
Issued	319,602	498,841
Reinvested	–	82,218
Redeemed	(250,953)	(638,008)

Total Class II Shares	68,649	(56,949)

Total change in shares	(295,137)	(512,515)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Equity Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.42	0.12	1.32	1.44	–	–	–	$10.86	15.29%		$62,867,098	1.11%	2.36%	1.12%	42.67%
Year Ended December 31, 2016	$9.54	0.16	(0.08)	0.08	(0.20)	–	(0.20)	$9.42	0.87%		$57,962,512	1.14%	1.71%	1.15%	84.81%
Year Ended December 31, 2015	$10.30	0.17	(0.49)	(0.32)	(0.05)	(0.39)	(0.44)	$9.54	(3.06%	)	$63,037,658	1.12%	1.66%	1.14%	100.97%
Year Ended December 31, 2014	$10.75	0.19	(0.22)	(0.03)	(0.42)	–	(0.42)	$10.30	(0.45%	)	$67,502,706	1.13%	1.80%	1.15%	90.25%
Year Ended December 31, 2013	$9.17	0.17	1.46	1.63	(0.05)	–	(0.05)	$10.75	17.83%		$19,708,439	1.14%	1.68%	1.15%	118.28%
Year Ended December 31, 2012	$8.00	0.10	1.15	1.25	(0.08)	–	(0.08)	$9.17	15.61%		$17,410,499	1.17%	1.14%	1.17%	25.05%

Class II Shares(g)
Six Months Ended June 30, 2017 (Unaudited)	$9.35	0.11	1.30	1.41	–	–	–	$10.76	15.08%		$47,107,762	1.36%	2.12%	1.37%	42.67%
Year Ended December 31, 2016	$9.47	0.14	(0.08)	0.06	(0.18)	–	(0.18)	$9.35	0.63%		$40,273,681	1.39%	1.47%	1.40%	84.81%
Year Ended December 31, 2015	$10.22	0.14	(0.47)	(0.33)	(0.03)	(0.39)	(0.42)	$9.47	(3.22%	)	$41,330,513	1.38%	1.40%	1.39%	100.97%
Year Ended December 31, 2014	$10.69	0.16	(0.22)	(0.06)	(0.41)	–	(0.41)	$10.22	(0.72%	)	$39,240,044	1.39%	1.47%	1.40%	90.25%
Year Ended December 31, 2013	$9.14	0.14	1.46	1.60	(0.05)	–	(0.05)	$10.69	17.56%		$31,266,115	1.39%	1.42%	1.40%	118.28%
Year Ended December 31, 2012	$7.98	0.08	1.13	1.21	(0.05)	–	(0.05)	$9.14	15.23%		$26,193,375	1.42%	0.89%	1.42%	25.05%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT International Equity Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$131,690	$—	$131,690
Airlines	—	2,600,478	—	2,600,478
Auto Components	802,431	2,544,909	—	3,347,340
Automobiles	—	1,988,878	—	1,988,878
Banks	740,356	13,996,870	—	14,737,226
Beverages	—	188,773	—	188,773
Biotechnology	—	1,753,370	—	1,753,370
Building Products	—	1,697,759	—	1,697,759
Capital Markets	825,464	2,361,369	—	3,186,833
Chemicals	748,437	3,228,903	—	3,977,340
Consumer Finance	80,570	—	—	80,570
Diversified Financial Services	—	479,244	—	479,244
Diversified Telecommunication Services	272,320	2,846,298	—	3,118,618
Electric Utilities	—	1,251,691	—	1,251,691
Electrical Equipment	—	3,072,117	—	3,072,117
Electronic Equipment, Instruments & Components	—	2,247,318	—	2,247,318
Energy Equipment & Services	—	668,037	—	668,037
Equity Real Estate Investment Trusts (REITs)	—	147,688	—	147,688
Food & Staples Retailing	168,996	1,079,767	—	1,248,763
Food Products	925,486	4,159,242	—	5,084,728
Gas Utilities	—	1,328,990	—	1,328,990
Health Care Equipment & Supplies	—	884,553	—	884,553
Hotels, Restaurants & Leisure	381,406	2,807,816	—	3,189,222
Household Durables	117,303	2,657,829	—	2,775,132
Household Products	—	1,482,398	—	1,482,398
Industrial Conglomerates	627,165	197,272	—	824,437
Insurance	1,254,827	4,362,676	—	5,617,503
Internet Software & Services	—	225,217	—	225,217
IT Services	873,891	896,291	—	1,770,182
Machinery	—	902,178	—	902,178
Media	—	149,950	—	149,950
Metals & Mining	1,794,560	1,185,155	—	2,979,715
Multiline Retail	—	274,682	—	274,682
Multi-Utilities	410,161	1,102,993	—	1,513,154
Oil, Gas & Consumable Fuels	1,064,580	5,045,307	—	6,109,887
Paper & Forest Products	517,480	529,739	—	1,047,219
Personal Products	—	1,785,987	—	1,785,987
Pharmaceuticals	—	5,204,987	—	5,204,987
Professional Services	—	543,814	—	543,814
Real Estate Management & Development	—	4,979,953	—	4,979,953
Road & Rail	802,781	114,322	—	917,103
Semiconductors & Semiconductor Equipment	—	2,839,038	—	2,839,038
Software	1,020,531	2,086,982	—	3,107,513
Specialty Retail	—	1,255,520	—	1,255,520
Technology Hardware, Storage & Peripherals	—	2,185,567	—	2,185,567
Textiles, Apparel & Luxury Goods	—	351,326	—	351,326
Thrifts & Mortgage Finance	207,812	—	—	207,812
Tobacco	—	228,417	—	228,417
Trading Companies & Distributors	266,601	687,848	—	954,449
Water Utilities	112,853	—	—	112,853
Wireless Telecommunication Services	91,243	1,625,948	—	1,717,191
Total Common Stocks	$14,107,254	$94,367,156	$—	$108,474,410
Repurchase Agreements	$—	$213,842	$—	$213,842
Total	$14,107,254	$94,580,998	$—	$108,688,252

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $213,842, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% – 3.63%, maturing 02/15/18 – 05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% – 4.50%, maturing 07/01/41 – 06/01/47; total market value $357,000,000.

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
BNP Paribas Securities Corp	$100,000	$—	$100,000	$(100,000)	$—
ML Pierce Fenner & Smith, Inc	113,842	—	113,842	(113,842)	—
Total	$213,842	$—	$213,842	$(213,842)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Lazard Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.80%
$500 million up to 2 billion	0.75%
$2 billion and more	0.70%

The Trust and NFA have entered into a written contract waiving 0.01% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $5,212, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.80%, and after contractual fee waivers was 0.79%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $49,825 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $209.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services.

These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $78,170.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $44,149,539 and sales of $45,812,558 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $0 of brokerage commissions.

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$96,319,725	$14,398,961	$(2,030,434)	$12,368,527

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

28

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

29

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

30

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

31

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

32

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

33

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

34

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

35

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

36

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

37

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

38

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

39

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

40

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

41

Semiannual Report

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund

SAR-IV 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	Templeton NVIT International Value Fund

Asset Allocation†

Common Stocks	99.1%
Repurchase Agreement	1.1%
Liabilities in excess of other assets	(0.2)%
100.0%

Top Industries††

Banks	13.8%
Pharmaceuticals	10.8%
Oil, Gas & Consumable Fuels	9.9%
Insurance	6.5%
Technology Hardware, Storage & Peripherals	5.8%
Diversified Telecommunication Services	5.1%
Chemicals	3.9%
Wireless Telecommunication Services	3.6%
Aerospace & Defense	3.3%
Auto Components	2.9%
Other Industries*	34.4%
100.0%

Top Holdings††

Samsung Electronics Co. Ltd., GDR	3.3%
BP plc	2.4%
Roche Holding AG	2.1%
BNP Paribas SA	2.0%
ING Groep NV	1.8%
Bayer AG (Registered)	1.8%
HSBC Holdings plc	1.8%
Sanofi	1.7%
Merck KGaA	1.7%
Akzo Nobel NV	1.6%
Other Holdings*	79.8%
100.0%

Top Countries††

United Kingdom	14.3%
Germany	11.6%
Japan	11.2%
France	10.3%
Netherlands	8.6%
South Korea	6.8%
Switzerland	5.5%
China	4.7%
Hong Kong	3.8%
Singapore	3.4%
Other Countries*	19.8%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

5

Shareholder Expense Example	Templeton NVIT International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Templeton NVIT International Value Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,131.80	5.29	1.00
	Hypothetical	(b)(c)	1,000.00	1,019.84	5.01	1.00

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 99.1%

	Shares	Market Value

BRAZIL 0.5%
Aerospace & Defense 0.5%
Embraer SA, ADR	55,520	$1,012,130

CANADA 2.3%
Metals & Mining 0.9%
Wheaton Precious Metals Corp.	100,000	1,986,428

Oil, Gas & Consumable Fuels 1.4%
Husky Energy, Inc.*	92,600	1,051,104
Suncor Energy, Inc.	68,713	2,007,662

		3,058,766

		5,045,194

CHINA 4.8%
Diversified Telecommunication Services 1.2%
China Telecom Corp. Ltd., Class H	5,212,000	2,474,987

Health Care Providers & Services 1.0%
Sinopharm Group Co. Ltd., Class H*	506,400	2,287,871

Insurance 0.8%
China Life Insurance Co. Ltd., Class H	579,000	1,769,457

Internet Software & Services 0.9%
Baidu, Inc., ADR*	11,720	2,096,239

Wireless Telecommunication Services 0.9%
China Mobile Ltd.	182,000	1,929,528

		10,558,082

FRANCE 10.3%
Aerospace & Defense 0.8%
Zodiac Aerospace	63,240	1,718,130

Auto Components 1.3%
Cie Generale des Etablissements Michelin	20,970	2,790,983

Banks 1.9%
BNP Paribas SA	61,380	4,418,913

Building Products 1.1%
Cie de Saint-Gobain	47,300	2,526,059

Insurance 1.4%
AXA SA	110,564	3,027,613

Multi-Utilities 0.7%
Veolia Environnement SA	70,280	1,486,884

Oil, Gas & Consumable Fuels 1.4%
TOTAL SA	61,390	3,047,831

Pharmaceuticals 1.7%
Sanofi	40,320	3,863,462

		22,879,875

GERMANY 11.6%
Airlines 0.8%
Deutsche Lufthansa AG (Registered)	81,840	1,865,097

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Chemicals 1.1%
LANXESS AG	33,100	$2,510,312

Construction Materials 1.0%
HeidelbergCement AG	21,890	2,121,992

Diversified Telecommunication Services 0.5%
Telefonica Deutschland Holding AG	205,794	1,029,175

Food & Staples Retailing 0.5%
METRO AG	35,220	1,189,807

Industrial Conglomerates 1.2%
Siemens AG (Registered)	19,200	2,641,036

Multi-Utilities 1.1%
Innogy SE (a)	59,570	2,344,465

Pharmaceuticals 3.4%
Bayer AG (Registered)	30,867	4,000,679
Merck KGaA	30,570	3,698,931

		7,699,610

Semiconductors & Semiconductor Equipment 1.0%
Infineon Technologies AG	106,820	2,268,918

Software 1.0%
SAP SE	21,680	2,269,275

		25,939,687

HONG KONG 3.8%
Household Durables 1.0%
Haier Electronics Group Co. Ltd.*	887,300	2,306,895

Industrial Conglomerates 1.5%
CK Hutchison Holdings Ltd.	254,012	3,187,735

Insurance 0.8%
AIA Group Ltd.	232,600	1,701,786

Real Estate Management & Development 0.5%
Cheung Kong Property Holdings Ltd.	155,512	1,216,925

		8,413,341

IRELAND 1.3%
Construction Materials 1.3%
CRH plc	83,447	2,970,589

ISRAEL 1.3%
Pharmaceuticals 1.3%
Teva Pharmaceutical Industries Ltd., ADR	83,857	2,785,730

ITALY 1.5%
Banks 0.6%
Intesa Sanpaolo SpA	390,071	1,240,743

Oil, Gas & Consumable Fuels 0.9%
Eni SpA	136,458	2,050,674

		3,291,417

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN 11.1%
Auto Components 0.7%
Sumitomo Rubber Industries Ltd.	90,400	$1,530,971

Automobiles 1.2%
Nissan Motor Co. Ltd.	269,800	2,693,935

Beverages 2.1%
Kirin Holdings Co. Ltd.	93,600	1,909,309
Suntory Beverage & Food Ltd.	66,100	3,072,384

		4,981,693

Electronic Equipment, Instruments & Components 0.9%
Omron Corp.	47,700	2,076,352

Household Durables 0.7%
Panasonic Corp.	109,700	1,494,691

Metals & Mining 0.9%
Sumitomo Metal Mining Co. Ltd.	145,000	1,938,082

Multiline Retail 0.8%
Ryohin Keikaku Co. Ltd.	7,000	1,751,965

Oil, Gas & Consumable Fuels 0.9%
Inpex Corp.	197,100	1,903,092

Real Estate Management & Development 0.8%
Mitsui Fudosan Co. Ltd.	73,400	1,758,554

Technology Hardware, Storage & Peripherals 0.6%
Konica Minolta, Inc.	161,700	1,349,040

Wireless Telecommunication Services 1.5%
SoftBank Group Corp.	41,800	3,397,928

		24,876,303

LUXEMBOURG 0.7%
Energy Equipment & Services 0.7%
Tenaris SA	106,087	1,656,415

NETHERLANDS 8.7%
Banks 1.8%
ING Groep NV	233,206	4,025,782

Chemicals 1.7%
Akzo Nobel NV	42,240	3,673,554

Energy Equipment & Services 0.9%
SBM Offshore NV	125,155	2,004,815

Insurance 2.1%
ASR Nederland NV	86,180	2,907,134
NN Group NV	47,730	1,693,606

		4,600,740

Oil, Gas & Consumable Fuels 2.2%
Royal Dutch Shell plc, Class B	79,019	2,121,377
Royal Dutch Shell plc, Class B, ADR (b)	51,838	2,821,542

		4,942,919

		19,247,810

Common Stocks (continued)

	Shares	Market Value

NORWAY 2.0%
Chemicals 0.7%
Yara International ASA	39,005	$1,466,677

Diversified Telecommunication Services 1.3%
Telenor ASA	182,560	3,028,714

		4,495,391

PORTUGAL 0.7%
Oil, Gas & Consumable Fuels 0.7%
Galp Energia SGPS SA	107,010	1,621,604

SINGAPORE 3.4%
Banks 2.1%
DBS Group Holdings Ltd.	178,961	2,693,502
United Overseas Bank Ltd.	113,800	1,910,547

		4,604,049

Diversified Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	1,027,000	2,900,331

		7,504,380

SOUTH KOREA 6.8%
Auto Components 0.9%
Hyundai Mobis Co. Ltd.	9,413	2,057,793

Automobiles 0.5%
Hyundai Motor Co.	7,442	1,037,602

Banks 2.1%
Hana Financial Group, Inc.	49,566	1,957,486
KB Financial Group, Inc., ADR	51,526	2,601,547

		4,559,033

Technology Hardware, Storage & Peripherals 3.3%
Samsung Electronics Co. Ltd., GDR	7,200	7,464,720

		15,119,148

SPAIN 0.9%
Diversified Telecommunication Services 0.9%
Telefonica SA	183,937	1,904,045

SWEDEN 0.7%
Health Care Equipment & Supplies 0.7%
Getinge AB, Class B	74,462	1,458,432

SWITZERLAND 5.5%
Capital Markets 1.2%
UBS Group AG (Registered)*	154,910	2,634,382

Insurance 0.8%
Swiss Re AG	18,820	1,724,717

Metals & Mining 0.4%
Glencore plc*	264,790	992,228

Pharmaceuticals 3.1%
Novartis AG (Registered)	27,040	2,258,559
Roche Holding AG	18,440	4,711,696

		6,970,255

		12,321,582

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN 2.8%
Semiconductors & Semiconductor Equipment 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	306,214	$2,092,119

Technology Hardware, Storage & Peripherals 1.9%
Catcher Technology Co. Ltd.	210,000	2,502,870
Pegatron Corp.	494,000	1,545,337

		4,048,207

		6,140,326

THAILAND 1.0%
Banks 1.0%
Bangkok Bank PCL, NVDR	375,700	2,044,472
Bangkok Bank PCL	45,200	245,968

		2,290,440

UNITED KINGDOM 14.4%
Aerospace & Defense 2.0%
BAE Systems plc	381,390	3,148,481
Rolls-Royce Holdings plc*	116,650	1,352,980

		4,501,461

Airlines 0.5%
International Consolidated Airlines Group SA	133,230	1,059,151

Banks 4.2%
Barclays plc	892,490	2,360,434
HSBC Holdings plc	423,492	3,934,406
Standard Chartered plc*	325,250	3,294,201

		9,589,041

Capital Markets 0.5%
London Stock Exchange Group plc	25,120	1,194,896

Chemicals 0.4%
Johnson Matthey plc	25,410	951,011

Insurance 0.7%
Aviva plc	224,500	1,539,929

Media 0.5%
Sky plc	88,290	1,143,456

Oil, Gas & Consumable Fuels 2.4%
BP plc	933,551	5,388,619

Pharmaceuticals 0.8%
GlaxoSmithKline plc	79,440	1,691,060

Specialty Retail 0.7%
Kingfisher plc	381,374	1,493,811

Trading Companies & Distributors 0.5%
Travis Perkins plc	53,300	1,010,403

Wireless Telecommunication Services 1.2%
Vodafone Group plc	909,220	2,582,143

		32,144,981

Common Stocks (continued)

	Shares	Market Value

UNITED STATES 3.0%
Health Care Equipment & Supplies 0.9%
LivaNova plc *	31,310	$1,916,485

Life Sciences Tools & Services 1.0%
QIAGEN NV *	68,527	2,280,150

Metals & Mining 0.6%
Tahoe Resources, Inc.	148,896	1,283,665

Pharmaceuticals 0.5%
Perrigo Co. plc	14,700	1,110,144

		6,590,444

Total Common Stocks (cost $177,123,503)		220,267,346

Repurchase Agreement 1.1%

	Principal Amount

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $2,397,470, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 -06/01/47; total market value $2,445,195.(c)(d)	$2,397,250	2,397,250

Total Repurchase Agreement (cost $2,397,250)		2,397,250

Total Investments (cost $179,520,753) (e) — 100.2%		222,664,596
Liabilities in excess of other assets — (0.2)%		(470,375)

NET ASSETS — 100.0%		$222,194,221

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $2,344,465 which represents 1.06% of net assets.

(b)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $2,340,490, which was collateralized by cash used to purchase a repurchase agreement with a value of $2,397,250.

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund (Continued)

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $2,397,250.

(d)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

PCL	Public Company Limited

plc	Public Limited Company

SA	Stock Company

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund
Assets:
Investments, at value* (cost $177,123,503)	$220,267,346
Repurchase agreement, at value (cost $2,397,250)	2,397,250

Total Investments, at value (total cost $179,520,753)	222,664,596

Cash	1,757,422
Interest and dividends receivable	437,931
Security lending income receivable	3,647
Receivable for investments sold	5,234
Receivable for capital shares issued	3,208
Reclaims receivable	136,335
Prepaid expenses	1,184

Total Assets	225,009,557

Liabilities:
Payable for capital shares redeemed	67,259
Foreign currency overdraft payable (cost $107,266)	107,267
Payable upon return of securities loaned (Note 2)	2,397,250
Accrued expenses and other payables:
Investment advisory fees	137,530
Fund administration fees	10,137
Administrative servicing fees	27,568
Accounting and transfer agent fees	2,012
Deferred capital gain country tax	12,664
Custodian fees	1,408
Compliance program costs (Note 3)	214
Professional fees	33,925
Printing fees	14,943
Other	3,159

Total Liabilities	2,815,336

Net Assets	$222,194,221

Represented by:
Capital	$178,793,123
Accumulated undistributed net investment income	3,578,995
Accumulated net realized losses from investments and foreign currency transactions	(3,314,183)
Net unrealized appreciation/(depreciation) from investments†	43,131,179
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	5,107

Net Assets	$222,194,221

Net Assets:
Class I Shares	$222,194,221

Total	$222,194,221

11

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	18,485,454

Total	18,485,454

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.02

*	Includes value of securities on loan of $2,340,490 (Note 2).

†	Net of $12,664 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund
INVESTMENT INCOME:
Dividend income	$4,495,248
Income from securities lending (Note 2)	14,300
Interest income	10,950
Foreign tax withholding	(447,335)

Total Income	4,073,163

EXPENSES:
Investment advisory fees	809,859
Fund administration fees	60,797
Administrative servicing fees Class I Shares	161,973
Professional fees	28,481
Printing fees	9,093
Trustee fees	3,288
Custodian fees	4,561
Accounting and transfer agent fees	3,923
Compliance program costs (Note 3)	437
Other	3,155

Total Expenses	1,085,567

NET INVESTMENT INCOME	2,987,596

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	1,494,169
Net realized losses from foreign currency transactions (Note 2)	(5,508)

Net realized gains from investments and foreign currency transactions	1,488,661

Net change in unrealized appreciation/(depreciation) from investments††	22,347,234
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	23,447

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	22,370,681

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	23,859,342

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$26,846,938

†	Net of capital gain country taxes of $696.

††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $10,698.

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Templeton NVIT International Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$2,987,596	$4,566,644
Net realized gains/(losses) from investments and foreign currency transactions	1,488,661	(4,817,335)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	22,370,681	2,565,516

Change in net assets resulting from operations	26,846,938	2,314,825

Distributions to Shareholders From:
Net investment income:
Class I	–	(4,408,321)
Net realized gains:
Class I	–	(3,106,376)

Change in net assets from shareholder distributions	–	(7,514,697)

Change in net assets from capital transactions	(12,152,979)	(2,874,844)

Change in net assets	14,693,959	(8,074,716)

Net Assets:
Beginning of period	207,500,262	215,574,978

End of period	$222,194,221	$207,500,262

Accumulated undistributed net investment income at end of period	$3,578,995	$591,399

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,240,496	$15,705,624
Dividends reinvested	–	7,514,697
Cost of shares redeemed	(15,393,475)	(26,095,165)

Total Class I Shares	(12,152,979)	(2,874,844)

Change in net assets from capital transactions	$(12,152,979)	$(2,874,844)

SHARE TRANSACTIONS:
Class I Shares
Issued	286,678	1,504,397
Reinvested	–	696,982
Redeemed	(1,346,734)	(2,473,141)

Total Class I Shares	(1,060,056)	(271,762)

Total change in shares	(1,060,056)	(271,762)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Templeton NVIT International Value Fund

		Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)		Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover
Class I Shares (f)
Six Months Ended June 30, 2017 (Unaudited)	$10.62	0.16		1.24	1.40	–	–	–	$12.02	13.18%		$222,194,221	1.00%	2.77%		1.00%	8.41%
Year Ended December 31, 2016	$10.88	0.23		(0.10)	0.13	(0.23)	(0.16)	(0.39)	$10.62	1.12%		$207,500,262	1.02%	2.19%		1.02%	18.20%
Year Ended December 31, 2015	$12.13	0.22		(0.68)	(0.46)	(0.22)	(0.57)	(0.79)	$10.88	(3.90%	)	$215,574,978	1.02%	1.79%		1.02%	12.38%
Year Ended December 31, 2014	$14.27	0.47	(f)	(1.57)	(1.10)	(0.50)	(0.54)	(1.04)	$12.13	(8.15%	)	$226,857,097	1.00%	3.40%	(g)	1.00%	18.74%
Year Ended December 31, 2013	$12.21	0.26		2.17	2.43	(0.25)	(0.12)	(0.37)	$14.27	20.09%		$263,066,096	1.00%	1.98%		1.00%	15.31%
Year Ended December 31, 2012	$10.63	0.29		1.77	2.06	(0.29)	(0.19)	(0.48)	$12.21	19.56%		$251,979,290	1.00%	2.55%		1.00%	10.82%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Effective April 30, 2014, Class III Shares were renamed Class I Shares.
(g)	During the year ended December 31, 2014, the Fund received a large special dividend distribution from Vodafone Group PLC. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.15 and 1.11% lower, respectively.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Templeton NVIT International Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,012,130	$6,219,591	$—	$7,231,721
Airlines	—	2,924,248	—	2,924,248
Auto Components	—	6,379,747	—	6,379,747
Automobiles	—	3,731,537	—	3,731,537
Banks	2,601,547	28,126,454	—	30,728,001
Beverages	—	4,981,693	—	4,981,693
Building Products	—	2,526,059	—	2,526,059
Capital Markets	—	3,829,278	—	3,829,278
Chemicals	—	8,601,554	—	8,601,554
Construction Materials	—	5,092,581	—	5,092,581
Diversified Telecommunication Services	—	11,337,252	—	11,337,252
Electronic Equipment, Instruments & Components	—	2,076,352	—	2,076,352
Energy Equipment & Services	—	3,661,230	—	3,661,230
Food & Staples Retailing	—	1,189,807	—	1,189,807
Health Care Equipment & Supplies	1,916,485	1,458,432	—	3,374,917
Health Care Providers & Services	—	2,287,871	—	2,287,871
Household Durables	—	3,801,586	—	3,801,586
Industrial Conglomerates	—	5,828,771	—	5,828,771
Insurance	—	14,364,242	—	14,364,242
Internet Software & Services	2,096,239	—	—	2,096,239
Life Sciences Tools & Services	—	2,280,150	—	2,280,150
Media	—	1,143,456	—	1,143,456
Metals & Mining	3,270,093	2,930,310	—	6,200,403
Multiline Retail	—	1,751,965	—	1,751,965
Multi-Utilities	—	3,831,349	—	3,831,349
Oil, Gas & Consumable Fuels	5,880,308	16,133,197	—	22,013,505
Pharmaceuticals	3,895,874	20,224,387	—	24,120,261
Real Estate Management & Development	—	2,975,479	—	2,975,479
Semiconductors & Semiconductor Equipment	—	4,361,037	—	4,361,037
Software	—	2,269,275	—	2,269,275
Specialty Retail	—	1,493,811	—	1,493,811
Technology Hardware, Storage & Peripherals	—	12,861,967	—	12,861,967
Trading Companies & Distributors	—	1,010,403	—	1,010,403
Wireless Telecommunication Services	—	7,909,599	—	7,909,599
Total Common Stocks	$20,672,676	$199,594,670	$—	$220,267,346
Repurchase Agreement	—	2,397,250	—	2,397,250
Total	$20,672,676	$201,991,920	$—	$222,664,596

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $2,397,250, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repo on a gross basis was as follows:

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $355,997,899.

At June 30, 2017, the Fund’s investment in the joint repo was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repo was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
ML Pierce Fenner & Smith, Inc.	$2,397,250	$—	$2,397,250	$(2,397,250)	$—
Total	$2,397,250	$—	$2,397,250	$(2,397,250)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for the Fund’s undivided interest in the joint repo and related collateral.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Trustees. NFA has selected Templeton Investment Counsel, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.75%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.87% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $60,797 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $437.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class I shares, for a total amount of $161,973.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $17,927,736 and sales of $25,202,055 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $110 of brokerage commissions.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$179,537,111	$53,436,915	$(10,309,430)	$43,127,485

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

24

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

25

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

26

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

27

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

28

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

29

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

30

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

31

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

32

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

33

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

34

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

35

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

36

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

37

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Government Money Market Fund

(formerly, NVIT Money Market Fund)

SAR-MMKT 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Government Money Market Fund (formerly, NVIT Money Market Fund)

Asset Allocation†

Repurchase Agreements	56.9%
U.S. Government Agency Securities	39.9%
U.S. Treasury Obligations	5.0%
Investment Companies	0.1%
Liabilities in excess of other assets	(1.9)%
100.0%

Top Holdings††

U.S. Treasury Note, 1.88%, 08/31/17	3.5%
FHLB, 0.79%, 07/06/17	2.1%
FHLB, 0.85%, 01/24/18	2.1%
FHLB, 1.07%, 10/10/17	2.1%
FHLMC, 1.00%, 07/28/17	1.6%
FHLB, 0.82%, 01/17/18	1.5%
FHLB, 0.92%, 10/03/17	1.5%
FHLB, 1.06%, 10/30/17	1.5%
FHLB, 0.95%, 08/28/17	1.2%
FHLB, 0.98%, 10/30/17	1.2%
Other Holdings*	81.7%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Government Money Market Fund (formerly, NVIT Money Market Fund)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Government Money Market Fund (formerly, NVIT Money Market Fund) June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,001.10	2.58	0.52
	Hypothetical	(b)(c)	1,000.00	1,022.22	2.61	0.52
Class II Shares	Actual	(b)	1,000.00	1,000.30	3.42	0.69
	Hypothetical	(b)(c)	1,000.00	1,021.37	3.46	0.69
Class IV Shares	Actual	(b)	1,000.00	1,001.10	2.58	0.52
	Hypothetical	(b)(c)	1,000.00	1,022.22	2.61	0.52
Class V Shares	Actual	(b)	1,000.00	1,001.30	2.33	0.47
	Hypothetical	(b)(c)	1,000.00	1,022.46	2.36	0.47

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Government Money Market Fund

(formerly, NVIT Money Market Fund)

U.S. Government Agency Securities 39.9%

	Principal Amount	Market Value

FFCB

1.22%, 09/20/17 (a)	$10,000,000	$10,000,000
0.71%, 10/20/17	5,400,000	5,398,984
0.82%, 12/12/17	8,766,000	8,760,615
0.67%, 01/08/18	3,500,000	3,490,377
3.13%, 03/09/18	2,000,000	2,025,981
1.14%, 04/09/18 (a)	2,140,000	2,139,932
0.93%, 04/13/18	5,000,000	4,987,500
1.16%, 09/14/18 (a)	11,000,000	10,998,664
1.27%, 09/21/18 (a)	12,500,000	12,500,000
1.28%, 10/22/18 (a)	1,000,000	1,001,924
1.08%, 10/25/18 (a)	7,000,000	7,000,000
1.17%, 02/21/19 (a)	1,300,000	1,299,961
1.20%, 03/01/19 (a)	3,500,000	3,511,293
1.09%, 03/13/19 (a)	4,250,000	4,249,854
1.12%, 03/15/19 (a)	1,500,000	1,499,967
0.97%, 05/01/19 (a)	7,250,000	7,249,600
1.07%, 05/15/19 (a)	3,250,000	3,250,000
FFCB Discount Notes
0.69%, 10/04/17	1,750,000	1,746,814
1.20%, 04/11/18	1,500,000	1,485,918
FHLB
0.79%, 07/06/17 (a)	35,000,000	35,000,000
0.75%, 07/19/17 (a)	17,000,000	17,000,000
1.14%, 08/21/17 (a)	7,000,000	7,002,305
0.92%, 08/25/17 (a)	5,000,000	5,000,000
0.75%, 08/28/17	2,215,000	2,214,670
0.95%, 08/28/17 (a)	20,000,000	20,000,000
1.12%, 09/05/17 (a)	6,700,000	6,700,618
0.92%, 10/03/17	25,000,000	24,939,944
1.07%, 10/10/17 (a)	34,000,000	34,005,877
0.95%, 10/11/17	6,000,000	5,983,935
0.98%, 10/30/17	20,000,000	19,934,122
1.06%, 10/30/17	24,000,000	24,000,000
1.01%, 12/07/17	7,000,000	6,969,083
1.15%, 12/07/17 (a)	17,295,000	17,297,726
0.75%, 12/08/17	1,000,000	998,040
1.13%, 12/08/17	3,500,000	3,503,743
1.00%, 12/19/17	2,000,000	2,001,240
0.82%, 01/17/18 (a)	25,000,000	25,000,000
0.85%, 01/24/18 (a)	35,000,000	35,000,000
0.80%, 01/25/18 (a)	3,800,000	3,800,000
0.90%, 01/26/18	2,750,000	2,745,819
1.00%, 02/05/18	5,000,000	4,993,500
1.00%, 02/12/18	3,500,000	3,497,399
1.14%, 02/12/18	700,000	699,808
0.98%, 02/23/18 (a)	7,000,000	7,000,000
1.26%, 02/28/18 (a)	1,100,000	1,101,286
0.95%, 04/06/18 (a)	5,000,000	5,000,000
0.95%, 04/06/18 (a)	2,000,000	1,999,536
1.05%, 04/16/18 (a)	4,500,000	4,500,000

U.S. Government Agency Securities (continued)

	Principal Amount	Market Value

FHLB (continued)
1.09%, 04/17/18 (a)	$6,500,000	$6,500,000
0.93%, 05/08/18 (a)	6,500,000	6,500,000
1.05%, 05/08/18 (a)	4,000,000	3,999,829
1.07%, 05/18/18 (a)	8,000,000	8,000,000
1.25%, 06/08/18	4,000,000	3,998,905
0.84%, 07/12/18	6,650,000	6,619,339
1.18%, 01/23/19 (a)	1,000,000	1,000,303
1.17%, 01/25/19 (a)	5,600,000	5,600,000
1.01%, 02/01/19 (a)	5,000,000	4,999,658
1.01%, 02/01/19 (a)	3,250,000	3,249,825
1.04%, 02/07/19 (a)	800,000	800,000
1.04%, 03/06/19 (a)	15,000,000	14,997,946
1.00%, 05/10/19 (a)	1,500,000	1,500,000
FHLMC
0.75%, 07/14/17	6,200,000	6,200,051
1.00%, 07/28/17	26,500,000	26,505,511
1.00%, 09/29/17	12,000,000	12,001,771
0.75%, 10/27/17	17,300,000	17,293,905
5.13%, 11/17/17	7,000,000	7,112,756
1.00%, 12/15/17	790,000	790,289
1.25%, 12/26/17	1,725,000	1,725,677
1.13%, 01/08/18 (a)	18,000,000	18,000,000
0.88%, 03/07/18	7,000,000	6,981,555
1.06%, 06/22/18	7,150,000	7,133,758
0.91%, 07/25/18 (a)	6,100,000	6,100,000
FNMA
2.20%, 10/27/17	700,000	702,647
0.88%, 12/20/17	14,500,000	14,497,654
0.90%, 12/27/17	3,000,000	3,000,000
1.13%, 01/11/18 (a)	11,000,000	11,000,000
1.23%, 03/21/18 (a)	1,670,000	1,672,955
0.88%, 05/21/18	11,000,000	10,962,517
1.13%, 07/20/18	1,600,000	1,597,095
Tennessee Valley Authority 6.25%, 12/15/17	1,000,000	1,023,473
4.50%, 04/01/18	2,203,000	2,255,939

Total U.S. Government Agency Securities (cost $644,809,393)		644,809,393

U.S. Treasury Obligations 5.0%
U.S. Treasury Bill, 0.73%, 08/31/17	7,000,000	6,991,401
U.S. Treasury Notes 1.88%, 08/31/17	57,800,000	57,916,523
0.63%, 11/30/17	13,000,000	12,988,658
0.88%, 01/31/18	1,250,000	1,250,057
2.63%, 01/31/18	1,250,000	1,262,798

Total U.S. Treasury Obligations (cost $80,409,437)		80,409,437

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Government Money Market Fund

(formerly, NVIT Money Market Fund) (Continued)

Investment Companies 0.1%

	Shares	Market Value

Asset Management 0.1%
Federated Government Obligations Fund, Premier Shares, 0.86% (b)	1,000,000	$1,000,000
Federated Treasury Obligations Fund, Institutional Shares, 0.83% (b)	1,000,000	1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

Repurchase Agreements 56.9%

	Principal Amount

ABN AMRO Bank NV, 1.09%, dated 06/30/17, due 07/03/17, repurchase price $50,004,542, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.50% - 5.50%, maturing 11/30/19 - 10/20/46; total market value $51,004,694. (c)	$50,000,000	50,000,000
ING Financial Markets LLC, 1.09%, dated 06/30/17, due 07/03/17, repurchase price $149,613,589, collateralized by U.S. Government Agency Securities, ranging from 2.38% - 4.00%, maturing 10/01/24 - 10/01/46; total market value $154,089,280. (c)	149,600,000	149,600,000
Natixis Financial Products LLC, 1.10%, dated 06/30/17, due 07/03/17, repurchase price $25,002,292, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.56% - 6.63%, maturing 03/01/27 - 01/15/55; total market value $25,516,776. (c)	25,000,000	25,000,000
Natixis Financial Products LLC, 1.05%, dated 06/30/17, due 07/06/17, repurchase price $125,021,875, collateralized by U.S. Government Treasury Securities, ranging from 0.38% - 8.13%, maturing 06/30/18 - 11/15/42; total market value $127,526,054. (c)	125,000,000	125,000,000

Repurchase Agreements (continued)

	Principal Amount	Market Value

RBS Securities, Inc., 1.05%, dated 06/30/17, due 07/06/17, repurchase price $175,030,625, collateralized by U.S. Government Treasury Securities, ranging from 1.00% - 1.63%, maturing 12/31/18 - 05/15/26; total market value $178,508,536. (c)	$175,000,000	$175,000,000

Wells Fargo Securities LLC, 1.10%, dated 06/30/17, due 07/03/17, repurchase price $394,136,126, collateralized by U.S. Government Agency Securities, ranging from 1.34% - 7.50%, maturing 01/25/19 - 01/15/55; total market value $405,960,210. (c)	394,100,000	394,100,000

Total Repurchase Agreements (cost $918,700,000)		918,700,000

Total Investments (cost $1,645,918,830) (d) — 101.9%		1,645,918,830
Liabilities in excess of other assets — (1.9)%		(31,307,714)

NET ASSETS — 100.0%		$1,614,611,116

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2017. The maturity date represents the actual maturity date.

(b)	Represents 7-day effective yield as of June 30, 2017.

(c)	Please refer to Note 2(b) for additional information on the joint repurchase agreement.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LLC	Limited Liability Company

NV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Government Money Market Fund (formerly, NVIT Money Market Fund)
Assets:
Investments, at value (cost $727,218,830)	$727,218,830
Repurchase agreements, at value (cost $918,700,000)	918,700,000

Total Investments, at value (total cost $1,645,918,830)	1,645,918,830

Cash	48,426
Interest and dividends receivable	1,262,267
Receivable for investments sold	39,039
Receivable for capital shares issued	8,810,874
Prepaid expenses	9,095

Total Assets	1,656,088,531

Liabilities:
Payable for investments purchased	35,617,134
Payable for capital shares redeemed	5,142,034
Accrued expenses and other payables:
Investment advisory fees	391,234
Fund administration fees	44,677
Distribution fees	40,046
Administrative servicing fees	178,543
Accounting and transfer agent fees	1,173
Custodian fees	15,532
Compliance program costs (Note 3)	1,682
Professional fees	14,690
Printing fees	26,177
Other	4,493

Total Liabilities	41,477,415

Net Assets	$1,614,611,116

Represented by:
Capital	$1,614,610,965
Accumulated distributions in excess of net investment income	(963)
Accumulated net realized gains from investments	1,114

Net Assets	$1,614,611,116

9

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Government Money Market Fund (formerly, NVIT Money Market Fund)
Net Assets:
Class I Shares	$851,211,136
Class II Shares	186,715,495
Class IV Shares	38,279,182
Class V Shares	538,405,303

Total	$1,614,611,116

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	851,212,899
Class II Shares	186,713,183
Class IV Shares	38,279,355
Class V Shares	538,407,551

Total	1,614,612,988

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class II Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Government Money Market Fund (formerly, NVIT Money Market Fund)
INVESTMENT INCOME:
Interest income	$5,951,868
Dividend income	110,899

Total Income	6,062,767

EXPENSES:
Investment advisory fees	2,679,078
Fund administration fees	245,552
Distribution fees Class II Shares	227,636
Administrative servicing fees Class I Shares	645,670
Administrative servicing fees Class II Shares	136,583
Administrative servicing fees Class IV Shares	30,113
Administrative servicing fees Class V Shares	275,726
Professional fees	39,205
Printing fees	22,486
Trustee fees	24,707
Custodian fees	17,059
Accounting and transfer agent fees	1,839
Compliance program costs (Note 3)	3,262
Other	17,960

Total expenses before earnings credit and fees waived	4,366,876

Earnings credit (Note 4)	(2,301)
Distribution fees voluntarily waived — Class II (Note 3)	(72,073)
Administrative servicing fees voluntarily waived — Class I (Note 3)	(1,961)
Administrative servicing fees voluntarily waived — Class II (Note 3)	(338)
Administrative servicing fees voluntarily waived — Class IV (Note 3)	(93)

Net Expenses	4,290,110

NET INVESTMENT INCOME	1,772,657

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,114

Net realized/unrealized gains from investment transactions	1,114

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,773,771

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	NVIT Government Money Market Fund (formerly, NVIT Money Market Fund)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$1,772,657	$210,260
Net realized gains from investment transactions	1,114	732

Change in net assets resulting from operations	1,773,771	210,992

Distributions to Shareholders From:
Net investment income:
Class I	(939,567)	(50,963)
Class II	(59,871)	–
Class IV	(43,056)	(2,425)
Class V	(730,653)	(156,892)
Class Y	(473)	(386)
Net realized gains:
Class I	–	(18,617)
Class II	–	(3,783)
Class IV	–	(926)
Class V	–	(11,417)
Class Y	–	(8)

Change in net assets from shareholder distributions	(1,773,620)	(245,417)

Change in net assets from capital transactions	(65,061,064)	(67,822,152)

Change in net assets	(65,060,913)	(67,856,577)

Net Assets:
Beginning of period	1,679,672,029	1,747,528,606

End of period	$1,614,611,116	$1,679,672,029

Accumulated distributions in excess of net investment income at end of period	$(963)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$102,242,571	$353,018,788
Dividends reinvested	939,567	69,580
Cost of shares redeemed	(160,243,704)	(384,710,477)

Total Class I Shares	(57,061,566)	(31,622,109)

Class II Shares
Proceeds from shares issued	303,974,424	824,165,907
Dividends reinvested	59,871	3,783
Cost of shares redeemed	(276,894,074)	(894,759,800)

Total Class II Shares	27,140,221	(70,590,110)

Class IV Shares
Proceeds from shares issued	5,423,776	19,318,454
Dividends reinvested	43,056	3,351
Cost of shares redeemed	(10,358,328)	(18,856,963)

Total Class IV Shares	(4,891,496)	464,842

12

Statements of Changes in Net Assets (Continued)

	NVIT Government Money Market Fund (formerly, NVIT Money Market Fund)
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class V Shares
Proceeds from shares issued	$184,037,134	$377,947,789
Dividends reinvested	730,653	168,240
Cost of shares redeemed	(214,559,015)	(344,286,456)

Total Class V Shares	(29,791,228)	33,829,573

Class Y Shares
Proceeds from shares issued	76,072	121,535
Dividends reinvested	466	394
Cost of shares redeemed	(533,533)	(26,277)

Total Class Y Shares	(456,995)	95,652

Change in net assets from capital transactions	$(65,061,064)	$(67,822,152)

SHARE TRANSACTIONS:
Class I Shares
Issued	102,242,576	353,018,788
Reinvested	939,562	69,580
Redeemed	(160,243,703)	(384,710,477)

Total Class I Shares	(57,061,565)	(31,622,109)

Class II Shares
Issued	303,974,424	824,165,907
Reinvested	59,871	3,783
Redeemed	(276,894,074)	(894,759,800)

Total Class II Shares	27,140,221	(70,590,110)

Class IV Shares
Issued	5,423,777	19,318,454
Reinvested	43,056	3,351
Redeemed	(10,358,328)	(18,856,963)

Total Class IV Shares	(4,891,495)	464,842

Class V Shares
Issued	184,037,136	377,947,789
Reinvested	730,652	168,240
Redeemed	(214,559,014)	(344,286,456)

Total Class V Shares	(29,791,226)	33,829,573

Class Y Shares
Issued	76,069	121,535
Reinvested	466	394
Redeemed	(533,533)	(26,277)
Total Class Y Shares	(456,998)	95,652

Total change in shares	(65,061,063)	(67,822,152)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Money Market Fund

(formerly, NVIT Money Market Fund)

		Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gain (Losses) from Investments	Total from Operations		Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	0.11%		$851,211,136	0.52%	0.22%	0.52%
Year Ended December 31, 2016	$1.00	–	–	–		–	–	–	$1.00	0.01%		$908,272,620	0.52%	0.01%	0.58%
Year Ended December 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$939,913,177	0.26%	–	0.58%
Year Ended December 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$1,008,594,772	0.18%	–	0.58%
Year Ended December 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–		$970,304,468	0.21%	–	0.58%
Year Ended December 31, 2012	$1.00	–	–	–		–	–	–	$1.00	–		$1,082,651,394	0.30%	–	0.58%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	0.03%		$186,715,495	0.69%	0.07%	0.77%
Year Ended December 31, 2016	$1.00	–	–	–		–	–	–	$1.00	–		$159,575,280	0.53%	–	0.83%
Year Ended December 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$230,169,112	0.26%	–	0.83%
Year Ended December 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$224,678,172	0.18%	–	0.83%
Year Ended December 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–		$160,094,056	0.21%	–	0.83%
Year Ended December 31, 2012	$1.00	–	–	–		–	–	–	$1.00	–		$217,965,994	0.30%	–	0.83%

Class IV Shares
Six Months Ended June 30, 2017 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	0.11%		$38,279,182	0.52%	0.21%	0.52%
Year Ended December 31, 2016	$1.00	–	–	–		–	–	–	$1.00	0.01%		$43,170,672	0.52%	0.01%	0.58%
Year Ended December 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$42,706,746	0.25%	–	0.58%
Year Ended December 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$47,487,535	0.18%	–	0.58%
Year Ended December 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–		$54,563,286	0.21%	–	0.58%
Year Ended December 31, 2012	$1.00	–	–	–		–	–	–	$1.00	–		$60,355,890	0.30%	–	0.58%

Class V Shares
Six Months Ended June 30, 2017 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	0.13%		$538,405,303	0.47%	0.26%	0.47%
Year Ended December 31, 2016	$1.00	–	–	–		–	–	–	$1.00	0.03%		$568,196,462	0.50%	0.03%	0.53%
Year Ended December 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$534,378,220	0.26%	–	0.53%
Year Ended December 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$507,973,173	0.18%	–	0.53%
Year Ended December 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–		$546,045,214	0.21%	–	0.53%
Year Ended December 31, 2012	$1.00	–	–	–		–	–	–	$1.00	–		$496,009,056	0.30%	–	0.53%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Includes payment by affiliate which is less than $0.005 per share. The effect of such payment did not affect the amount shown as total return for the period (Note 3).

The accompanying notes are an integral part of these financial statements.

14

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Government Money Market Fund, (formerly, NVIT Money Market Fund) (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC.

The Fund currently offers Class I, Class II, Class IV, Class V and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. The Fund invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.

The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the 1940 Act. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities.

The Fund does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions. However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because the Fund invests in short-term securities, the Fund’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees, NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company and are generally categorized as Level 1 investments within the hierarchy.

Securities held by the Fund are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	918,700,000	—	918,700,000
U.S. Government Agency Securities	—	644,809,393	—	644,809,393
U.S. Treasury Obligations	—	80,409,437	—	80,409,437
Total	$2,000,000	$1,643,918,830	$—	$1,645,918,830

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with another series of the Nationwide Mutual Funds (“NMF”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

ABN AMRO Bank NV, 1.09%, dated 06/30/17, due 07/03/17, repurchase price $50,004,542, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.50% – 5.50%, maturing 11/30/19 – 10/20/46; total market value $51,004,694.

ING Financial Markets LLC, 1.09%, dated 06/30/17, due 07/03/17, repurchase price $149,613,589, collateralized by U.S. Government Agency Securities, ranging from 2.38% – 4.00%, maturing 10/01/24 – 10/01/46; total market value $154,089,280.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Natixis Financial Products LLC, 1.10%, dated 06/30/17, due 07/03/17, repurchase price $25,002,292, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.56% – 6.63%, maturing 03/01/27 – 01/15/55; total market value $25,516,776.

Natixis Financial Products LLC, 1.05%, dated 06/30/17, due 07/06/17, repurchase price $125,021,875, collateralized by U.S. Government Treasury Securities, ranging from 0.38% – 8.13%, maturing 06/30/18 – 11/15/42; total market value $127,526,054.

RBS Securities, Inc., 1.05%, dated 06/30/17, due 07/06/17, repurchase price $175,030,625., collateralized by U.S. Government Treasury Securities, ranging from 1.00% – 1.63%, maturing 12/31/18 – 05/15/26; total market value $178,508,536.

Wells Fargo Securities LLC, 1.10%, dated 06/30/17, due 07/03/17, repurchase price $394,136,126., collateralized by U.S. Government Agency Securities, ranging from 1.34% – 7.50%, maturing 01/25/19 – 01/15/55; total market value $405,960,210.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
ABN AMRO Bank NV	$50,000,000	$—	$50,000,000	$(50,000,000)	$—
ING Financial Markets LLC	149,600,000	—	149,600,000	(149,600,000)	—
Natixis Financial Products LLC	25,000,000	—	25,000,000	(25,000,000)	—
Natixis Financial Products LLC	125,000,000	—	125,000,000	(125,000,000)	—
RBS Securities, Inc	175,000,000	—	175,000,000	(175,000,000)	—
Wells Fargo Securities LLC	394,100,000	—	394,100,000	(394,100,000)	—
Total	$918,700,000	$—	$918,700,000	$(918,700,000)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Effective March 9, 2017, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.30%
$1 billion up to $2 billion	0.28%
$2 billion up to $5 billion	0.26%
$5 billion and more	0.24%

Prior to March 9, 2017, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion up to $2 billion	0.38%
$2 billion up to $5 billion	0.36%
$5 billion and more	0.34%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.32%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $245,552 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $3,262.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, 0.20% of the average daily net assets of Class IV shares, and 0.10% of the average daily net assets of Class V shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees before voluntary fee waivers as described below was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively, and after voluntary fee waivers was 0.15%, 0.15%,and 0.15%, respectively, for a total amount of $1,085,700. For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.10% for Class V shares.

During the six months ended June 30, 2017, NFA voluntarily waived investment advisory fees payable by the Fund in an amount equal to $0. During the same period, NFD voluntarily waived Rule 12b-1 fees payable by Class II shares of the Fund in an amount equal to $72,073. Also, during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class I, Class II and Class IV shares of the Fund in an amount equal to $2,392. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by the Fund of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represent that any of these voluntary waivers will be continued or repeated.

Please refer to the Statement of Operations for the amount of each class’ administrative service fees and waivers.

4.  Earnings Credit

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

5.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

6.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

7.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,645,918,830	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

8.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

24

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

25

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

26

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

27

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

28

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

29

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

30

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

31

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

32

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

33

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

34

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

35

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

SAR-ID-MGI 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Investor Destinations Managed Growth & Income Fund

Asset Allocation†

Equity Funds	47.7%
Fixed Income Funds	33.9%
Investment Contract	13.2%
Futures Contracts††	(0.0)%
Other assets in excess of liabilities†††	5.2%
100.0%

Top Holdings††††

NVIT Bond Index Fund, Class Y	22.9%
NVIT S&P 500 Index Fund, Class Y	19.1%
NVIT International Index Fund, Class Y	14.3%
Nationwide Contract	13.9%
NVIT Mid Cap Index Fund, Class Y	8.9%
Nationwide Core Plus Bond Fund, Class R6	8.0%
Nationwide Ziegler Equity Income Fund, Class R6	5.0%
NVIT Short Term Bond Fund, Class Y	4.9%
NVIT Small Cap Index Fund, Class Y	3.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Investor Destinations Managed Growth & Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Managed Growth & Income Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,068.80	1.54	0.30
	Hypothetical	(c)(d)	1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual	(c)	1,000.00	1,067.80	2.82	0.55
	Hypothetical	(c)(d)	1,000.00	1,022.07	2.76	0.55
(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Investment Companies 81.6%

	Shares	Market Value

Equity Funds 47.7%
Nationwide Ziegler Equity Income Fund, Class R6 (a)	1,428,634	$21,272,361
NVIT International Index Fund, Class Y (a)	6,205,609	60,814,966
NVIT Mid Cap Index Fund, Class Y (a)	1,473,568	37,841,234
NVIT S&P 500 Index Fund, Class Y (a)	4,932,403	81,187,345
NVIT Small Cap Index Fund, Class Y (a)	959,932	12,603,901

Total Equity Funds (cost $196,240,073)		213,719,807

Fixed Income Funds 33.9%
Nationwide Core Plus Bond Fund, Class R6 (a)	3,308,083	33,874,775
NVIT Bond Index Fund, Class Y (a)	9,195,333	97,286,627
NVIT Short Term Bond Fund, Class Y (a)	2,022,137	21,070,664

Total Fixed Income Funds (cost $153,455,613)		152,232,066

Total Investment Companies (cost $349,695,686)		365,951,873

Investment Contract 13.2%

	Principal Amount	Market Value

Nationwide Contract, 2.95% (a)(b)(c)	$59,071,279	$59,071,279

Total Investment Contract (cost $59,071,279)		59,071,279

Total Investments (cost $408,766,965) (d) — 94.8%		425,023,152
Other assets in excess of liabilities — 5.2%		23,188,875

NET ASSETS — 100.0%		$448,212,027

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.
(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
234	Mini MSCI EAFE	09/15/17	$22,108,320	$(110,292)
67	Russell 2000 Mini Future	09/15/17	4,737,905	60,055
314	S&P 500 E-Mini	09/15/17	38,008,130	(121,853)
81	S&P MID 400 E-Mini	09/15/17	14,143,410	78,150

			$78,997,765	$(93,940)

At June 30, 2017, the Fund has $3,133,075 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund
Assets:
Investments in affiliates, at value (cost $408,766,965)	$425,023,152
Cash	20,133,774
Deposits with broker for futures contracts	3,133,075
Interest receivable	12,920
Receivable for investments sold	21,251
Receivable for capital shares issued	711
Receivable for variation margin on futures contracts	124,535
Reimbursement from investment adviser (Note 3)	17,922
Prepaid expenses	2,397

Total Assets	448,469,737

Liabilities:
Payable for capital shares redeemed	23,081
Accrued expenses and other payables:
Investment advisory fees	55,272
Fund administration fees	11,224
Distribution fees	91,966
Administrative servicing fees	54,555
Accounting and transfer agent fees	134
Custodian fees	1,890
Compliance program costs (Note 3)	421
Professional fees	8,018
Printing fees	7,858
Other	3,291

Total Liabilities	257,710

Net Assets	$448,212,027

Represented by:
Capital	$421,787,960
Accumulated undistributed net investment income	1,262,286
Accumulated net realized gains from affiliated investments and futures transactions	8,999,534
Net unrealized appreciation/(depreciation) from investments in affiliates	16,256,187
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(93,940)

Net Assets	$448,212,027

8

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund
Net Assets:
Class I Shares	$750,545
Class II Shares	447,461,482

Total	$448,212,027

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	67,052
Class II Shares	40,040,174

Total	40,107,226

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.19
Class II Shares	$11.18

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund
INVESTMENT INCOME:
Dividend income from affiliates	$858,991
Interest income from affiliates	802,014
Interest income from non-affiliates	86,831

Total Income	1,747,836

EXPENSES:
Investment advisory fees	322,487
Fund administration fees	66,131
Distribution fees Class II Shares	536,650
Administrative servicing fees Class I Shares	496
Administrative servicing fees Class II Shares	321,991
Professional fees	12,168
Printing fees	7,873
Trustee fees	6,589
Custodian fees	7,008
Accounting and transfer agent fees	278
Compliance program costs (Note 3)	875
Other	4,234

Total expenses before expenses reimbursed	1,286,780

Expenses reimbursed by adviser (Note 3)	(105,016)

Net Expenses	1,181,764

NET INVESTMENT INCOME	566,072

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	592,849
Net realized gains from futures transactions (Note 2)	6,807,958

Net realized gains from affiliated investments and futures transactions	7,400,807

Net change in unrealized appreciation/(depreciation) from investments in affiliates	20,144,920
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	48,747

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	20,193,667

Net realized/unrealized gains from affiliated investments and futures transactions	27,594,474

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$28,160,546

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	NVIT Investor Destinations Managed Growth & Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$566,072	$6,919,474
Net realized gains from affiliated investments and futures transactions	7,400,807	6,950,553
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	20,193,667	7,948,311

Change in net assets resulting from operations	28,160,546	21,818,338

Distributions to Shareholders From:
Net investment income:
Class I	–	(11,800)
Class II	–	(7,175,396)

Change in net assets from shareholder distributions	–	(7,187,196)

Change in net assets from capital transactions	5,564,609	42,732,106

Change in net assets	33,725,155	57,363,248

Net Assets:
Beginning of period	414,486,872	357,123,624

End of period	$448,212,027	$414,486,872

Accumulated undistributed net investment income at end of period	$1,262,286	$696,214

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$141,575	$240,141
Dividends reinvested	–	11,800
Cost of shares redeemed	(25,662)	(250,938)

Total Class I Shares	115,913	1,003

Class II Shares
Proceeds from shares issued	12,725,198	45,414,184
Dividends reinvested	–	7,175,396
Cost of shares redeemed	(7,276,502)	(9,858,477)

Total Class II Shares	5,448,696	42,731,103

Change in net assets from capital transactions	$5,564,609	$42,732,106

SHARE TRANSACTIONS:
Class I Shares
Issued	12,959	23,289
Reinvested	–	1,125
Redeemed	(2,355)	(24,310)

Total Class I Shares	10,604	104

Class II Shares
Issued	1,169,138	4,438,324
Reinvested	–	684,185
Redeemed	(669,012)	(952,202)

Total Class II Shares	500,126	4,170,307

Total change in shares	510,730	4,170,411

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Statement of Cash Flows

For the Six Months Ended June 30, 2016 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund
DECREASE IN CASH
Cash flows used in operating activities:
Net increase in net assets from operations	$28,160,546
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of affiliated investments	(34,044,016)
Proceeds from disposition of affiliated investments	16,891,303
Reinvestment of dividend income from affiliates	(858,991)
Reinvestment of interest income from affiliates	(802,014)
Change in unrealized (appreciation)/depreciation from investments in affiliates	(20,144,920)
Net realized gain from investment transactions with affiliates	(592,849)
Decrease in deposits at broker for futures contracts	623,260
Increase in receivable for investments sold	(21,251)
Increase in variation margin receivable	(124,535)
Increase in interest and dividends receivable	(3,548)
Increase in reimbursement from investment adviser	(305)
Increase in prepaid expenses	(1,738)
Decrease in payable for investments purchased	(351,986)
Decrease in variation margin payable	(176,318)
Increase in investment advisory fees	2,994
Increase in fund administration fees	293
Increase in distribution fees	4,963
Increase in administrative servicing fees	2,776
Increase in accounting and transfer agent fees	76
Decrease in custodian fees	(422)
Decrease in compliance program costs	(5)
Decrease in professional fees	(5,740)
Increase in printing fees	403
Decrease in other payables	(3,631)

Net cash used in operating activities	(11,445,655)

Cash flows provided by financing activities:
Proceeds from shares issued	13,237,899
Cost of shares redeemed	(7,280,408)

Net cash provided by financing activities	5,957,491

Net decrease in cash	(5,488,164)

Cash:
Beginning of period	25,621,938

End of period	$20,133,774

Supplemental disclosure of cash flow information:

Non-cash operating activities included herein include reinvestments of dividend income from affiliates and interest income from affiliates of $1,661,005.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Managed Growth & Income Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.47	0.03	0.69	0.72	–	–	–	$11.19	6.88%		$750,545	0.30%	0.51%		0.35%	4.17%
Year Ended December 31, 2016	$10.08	0.19	0.41	0.60	(0.21)	–	(0.21)	$10.47	5.94%		$591,112	0.30%	1.88%		0.35%	11.31%
Year Ended December 31, 2015	$10.59	0.23	(0.56)	(0.33)	(0.18)	–	(0.18)	$10.08	(3.10%	)	$568,105	0.30%	2.21%		0.36%	20.68%
Period Ended December 31, 2014 (h)	$10.57	0.76	(0.54)	0.22	(0.17)	(0.03)	(0.20)	$10.59	2.06%		$309,134	0.30%	7.09%	(i)	0.38%	16.75%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.47	0.01	0.70	0.71	–	–	–	$11.18	6.78%		$447,461,482	0.55%	0.26%		0.60%	4.17%
Year Ended December 31, 2016	$10.08	0.18	0.40	0.58	(0.19)	–	(0.19)	$10.47	5.71%		$413,895,760	0.55%	1.79%		0.60%	11.31%
Year Ended December 31, 2015	$10.58	0.18	(0.52)	(0.34)	(0.16)	–	(0.16)	$10.08	(3.24%	)	$356,555,519	0.55%	1.68%		0.61%	20.68%
Year Ended December 31, 2014	$10.50	0.24	0.02	0.26	(0.15)	(0.03)	(0.18)	$10.58	2.46%		$268,187,269	0.55%	2.22%		0.64%	16.75%
Period Ended December 31, 2013 (j)	$10.00	0.34	0.36	0.70	(0.17)	(0.03)	(0.20)	$10.50	7.00%		$79,159,126	0.52%	4.87%		0.72%	1.82%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year, unless otherwise noted.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(i)	Ratio has not been annualized.
(j)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Managed Growth & Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. For the period from April 1, 2017 through June 30, 2017, the rate was 2.95%. Effective July 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Futures Contracts	$138,205	$—	$—	$138,205
Investment Companies	365,951,873	—	—	365,951,873
Investment Contract	—	—	59,071,279	59,071,279
Total Assets	$366,090,078	$—	$59,071,279	$425,161,357

Liabilities:
Futures Contracts	$(232,145)	$—	$—	$(232,145)
Total Liabilities	$(232,145)	$—	$—	$(232,145)
Total	$365,857,933	$—	$59,071,279	$424,929,212

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$53,015,561	$53,015,561
Purchases*	7,116,552	7,116,552
Sales	(1,060,834)	(1,060,834)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$59,071,279	$59,071,279

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95% - 3.00%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts (a)
Equity risk	Unrealized appreciation from futures contracts	$138,205
Total		$138,205

Liabilities:
Futures Contracts (a)
Equity risk	Unrealized depreciation from futures contracts	$(232,145)
Total		$(232,145)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$6,807,958
Total	$6,807,958

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$48,747
Total	$48,747

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$78,193,771

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period

(f)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before expense reimbursements was 0.15%, and after expense reimbursements was 0.10%. During the six months ended June 30, 2017, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $12,454.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.15% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$148,296	$190,007	$210,436	$105,016	$653,755

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $66,131 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $875.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $ 322,487.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares/ Principal at June 30, 2017	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide Ziegler Equity Income Fund, Class R6	$24,331,953	$1,013,738	$4,933,992	$21,272,361	1,428,634	$352,079	$512,180	$—
NVIT International Index Fund, Class Y	55,471,063	1,718,328	4,404,784	60,814,966	6,205,609	—	(64,869)	—
NVIT Mid Cap Index Fund, Class Y	33,646,181	2,832,332	631,771	37,841,234	1,473,568	—	12,863	—
NVIT S&P 500 Index Fund, Class Y	71,916,191	3,971,618	1,389,509	81,187,345	4,932,403	—	252,806	—
NVIT Small Cap Index Fund, Class Y	13,331,448	352,223	1,742,554	12,603,901	959,932	—	(95,287)	—
Nationwide Core Plus Bond Fund, Class R6	30,126,585	4,082,634	606,192	33,874,775	3,308,083	506,912	(3,373)	—
NVIT Bond Index Fund, Class Y	84,811,230	12,253,814	1,742,798	97,286,627	9,195,333	—	(13,380)	—
NVIT Short Term Bond Fund, Class Y	18,821,453	2,363,782	378,869	21,070,664	2,022,137	—	(8,091)	—
Nationwide Contract	53,015,561	7,116,552	1,060,834	59,071,279	$59,071,279	802,014	—	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $35,705,021 and sales of $16,891,303 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$409,134,117	$17,136,601	$(1,247,566)	$15,889,035

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

24

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Moderately Conservative Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

25

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees considered the Adviser’s statements that the Funds’ assets are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure, and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, and NVIT Investor Destinations Moderate Fund ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each

26

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other than the NVIT Investor Destination Managed Funds), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of the Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities. The Trustees also considered the Adviser’s statement that, for each of the Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund (ranking in the fifth and fourth quintile, respectively, of its performance universe for the three-year period ended August 31, 2016), the Trustees considered that each Fund’s performance was similarly affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees considered that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds, other than the NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), was ranked in the first three quintiles of its Broadridge expense group. The Trustees noted that the actual advisory fee rate for each of the Funds, other than NVIT Investor Destinations Aggressive Fund and NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), ranked within the top three quintiles of the Fund’s Broadridge expense group or within one basis point above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted the Adviser’s view that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

27

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

28

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

29

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

30

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

31

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

32

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

33

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

34

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Investor Destinations Managed

Growth Fund

SAR-ID-MGR 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Investor Destinations Managed Growth Fund

Asset Allocation†

Equity Funds	57.1%
Fixed Income Funds	28.2%
Investment Contract	9.4%
Futures Contracts††	(0.0)%
Other assets in excess of liabilities†††	5.3%
100.0%

Top Holdings††††

NVIT S&P 500 Index Fund, Class Y	25.1%
NVIT Bond Index Fund, Class Y	19.9%
NVIT International Index Fund, Class Y	17.3%
Nationwide Contract	9.9%
NVIT Mid Cap Index Fund, Class Y	9.9%
Nationwide Core Plus Bond Fund, Class R6	7.0%
Nationwide Ziegler Equity Income Fund, Class R6	4.0%
NVIT Small Cap Index Fund, Class Y	3.9%
NVIT Short Term Bond Fund, Class Y	3.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Investor Destinations Managed Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Managed Growth Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,082.50	1.60	0.31
	Hypothetical	(c)(d)	1,000.00	1,023.26	1.56	0.31
Class II Shares	Actual	(c)	1,000.00	1,081.50	2.89	0.56
	Hypothetical	(c)(d)	1,000.00	1,022.02	2.81	0.56

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Investment Companies 85.3%

	Shares	Market Value

Equity Funds 57.1%
Nationwide Ziegler Equity Income Fund, Class R6 (a)	2,492,103	$37,107,412
NVIT International Index Fund, Class Y (a)	16,428,266	160,997,004
NVIT Mid Cap Index Fund, Class Y (a)	3,570,239	91,683,748
NVIT S&P 500 Index Fund, Class Y (a)	14,150,930	232,924,300
NVIT Small Cap Index Fund, Class Y (a)	2,791,055	36,646,546

Total Equity Funds (cost $510,481,997)		559,359,010

Fixed Income Funds 28.2%
Nationwide Core Plus Bond Fund, Class R6 (a)	6,311,029	64,624,933
NVIT Bond Index Fund, Class Y (a)	17,434,214	184,453,984
NVIT Short Term Bond Fund, Class Y (a)	2,645,426	27,565,338

Total Fixed Income Funds (cost $278,572,590)		276,644,255

Total Investment Companies (cost $789,054,587)		836,003,265

Investment Contract 9.4%

	Principal Amount	Market Value

Nationwide Contract, 2.95% (a)(b)(c)	$91,997,377	$91,997,377

Total Investment Contract (cost $91,997,377)		91,997,377

Total Investments (cost $881,051,964) (d) — 94.7%		928,000,642
Other assets in excess of liabilities — 5.3%		51,422,091

NET ASSETS — 100.0%		$979,422,733

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
674	Mini MSCI EAFE	09/15/17	$63,679,520	$(317,767)
224	Russell 2000 Mini Future	09/15/17	15,840,160	199,005
901	S&P 500 E-Mini	09/15/17	109,061,545	(346,955)
221	S&P MID 400 E-Mini	09/15/17	38,588,810	216,038

			$227,170,035	$(249,679)

At June 30, 2017, the Fund has $9,041,560 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund
Assets:
Investments in affiliates, at value (cost $881,051,964)	$928,000,642
Cash	42,459,460
Deposits with broker for futures contracts	9,041,560
Interest receivable	27,373
Receivable for investments sold	79,947
Receivable for capital shares issued	86
Receivable for variation margin on futures contracts	350,257
Reimbursement from investment adviser (Note 3)	25,046
Prepaid expenses	5,180

Total Assets	979,989,551

Liabilities:
Payable for capital shares redeemed	84,240
Accrued expenses and other payables:
Investment advisory fees	120,901
Fund administration fees	20,631
Distribution fees	201,098
Administrative servicing fees	118,552
Accounting and transfer agent fees	276
Custodian fees	3,373
Compliance program costs (Note 3)	904
Professional fees	8,337
Printing fees	6,703
Other	1,803

Total Liabilities	566,818

Net Assets	$979,422,733

Represented by:
Capital	$905,522,159
Accumulated undistributed net investment income	1,610,918
Accumulated net realized gains from affiliated investments and futures transactions	25,590,657
Net unrealized appreciation/(depreciation) from investments in affiliates	46,948,678
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(249,679)

Net Assets	$979,422,733

Net Assets:
Class I Shares	$1,937,414
Class II Shares	977,485,319

Total	$979,422,733

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	169,646
Class II Shares	85,704,221

Total	85,873,867

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.42
Class II Shares	$11.41

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,572,081
Interest income from affiliates	1,077,644
Interest income from non-affiliates	183,054

Total Income	2,832,779

EXPENSES:
Investment advisory fees	698,320
Fund administration fees	119,777
Distribution fees Class II Shares	1,161,723
Administrative servicing fees Class I Shares	1,282
Administrative servicing fees Class II Shares	697,038
Professional fees	20,156
Printing fees	8,210
Trustee fees	14,286
Custodian fees	14,545
Accounting and transfer agent fees	471
Compliance program costs (Note 3)	1,897
Other	7,999

Total expenses before expenses reimbursed	2,745,704

Expenses reimbursed by adviser (Note 3)	(140,390)

Net Expenses	2,605,314

NET INVESTMENT INCOME	227,465

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	1,882,577
Net realized gains from futures transactions (Note 2)	19,314,312

Net realized gains from affiliated investments and futures transactions	21,196,889

Net change in unrealized appreciation/(depreciation) from investments in affiliates	50,560,865
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	153,039

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	50,713,904

Net realized/unrealized gains from affiliated investments and futures transactions	71,910,793

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$72,138,258

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Managed Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$227,465	$14,178,021
Net realized gains from affiliated investments and futures transactions	21,196,889	21,390,976
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	50,713,904	19,871,232

Change in net assets resulting from operations	72,138,258	55,440,229

Distributions to Shareholders From:
Net investment income:
Class I	–	(28,693)
Class II	–	(14,623,347)

Change in net assets from shareholder distributions	–	(14,652,040)

Change in net assets from capital transactions	18,971,121	138,472,296

Change in net assets	91,109,379	179,260,485

Net Assets:
Beginning of period	888,313,354	709,052,869

End of period	$979,422,733	$888,313,354

Accumulated undistributed net investment income at end of period	$1,610,918	$1,383,453

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$312,933	$759,596
Dividends reinvested	–	28,693
Cost of shares redeemed	(47,360)	(259,868)

Total Class I Shares	265,573	528,421

Class II Shares
Proceeds from shares issued	32,198,152	135,677,661
Dividends reinvested	–	14,623,347
Cost of shares redeemed	(13,492,604)	(12,357,133)

Total Class II Shares	18,705,548	137,943,875

Change in net assets from capital transactions	$18,971,121	$138,472,296

SHARE TRANSACTIONS:
Class I Shares
Issued	28,160	72,632
Reinvested	–	2,709
Redeemed	(4,297)	(25,811)

Total Class I Shares	23,863	49,530

Class II Shares
Issued	2,913,858	13,228,662
Reinvested	–	1,381,521
Redeemed	(1,230,606)	(1,182,987)

Total Class II Shares	1,683,252	13,427,196

Total change in shares	1,707,115	13,476,726

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Statement of Cash Flows

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund
DECREASE IN CASH
Cash flows used in operating activities:
Net increase in net assets from operations	$72,138,258
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of affiliated investments	(76,683,633)
Proceeds from disposition of affiliated investments	28,667,748
Reinvestment of dividend income from affiliates	(1,572,081)
Reinvestment of interest income from affiliates	(1,077,644)
Change in unrealized (appreciation)/depreciation from investments in affiliates	(50,560,865)
Net realized gain from investment transactions with affiliates	(1,882,577)
Decrease in deposits at broker for futures contracts	1,599,785
Decrease in receivable for investments sold	39,238
Increase in variation margin receivable	(350,257)
Increase in interest and dividends receivable	(6,866)
Increase in reimbursement from investment adviser	(1,717)
Increase in prepaid expenses	(3,846)
Decrease in variation margin payable	(470,846)
Increase in investment advisory fees	8,703
Increase in fund administration fees	1,113
Increase in distribution fees	14,423
Increase in administrative servicing fees	8,115
Increase in accounting and transfer agent fees	178
Decrease in custodian fees	(1,451)
Increase in compliance program costs	5
Decrease in professional fees	(6,483)
Increase in printing fees	278
Decrease in other payables	(5,537)

Net cash used in operating activities	(30,145,959)

Cash flows provided by financing activities:
Proceeds from shares issued	32,526,158
Cost of shares redeemed	(13,596,341)

Net cash provided by financing activities	18,929,817

Net decrease in cash	(11,216,142)

Cash:
Beginning of period	53,675,602

End of period	$42,459,460

Supplemental disclosure of cash flow information:

Non-cash operating activities included herein include reinvestments of dividend income from affiliates, interest income from affiliates, and net realized gain distributions from affiliates of $2,649,725.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Managed Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.55	0.02	0.85	0.87	–	–	–	$11.42	8.25%		$1,937,414	0.31%	0.30%		0.34%	3.27%
Year Ended December 31, 2016	$10.03	0.29	0.44	0.73	(0.21)	–	(0.21)	$10.55	7.23%		$1,538,713	0.31%	2.81%		0.34%	8.34%
Year Ended December 31, 2015	$10.62	0.30	(0.69)	(0.39)	(0.20)	–	(0.20)	$10.03	(3.71%	)	$965,618	0.31%	2.82%		0.35%	16.13%
Period Ended December 31, 2014 (h)	$10.64	0.39	(0.23)	0.16	(0.15)	(0.03)	(0.18)	$10.62	1.55%		$203,443	0.31%	3.60%	(i)	0.36%	12.12%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.55	–	0.86	0.86	–	–	–	$11.41	8.15%		$977,485,319	0.56%	0.05%		0.59%	3.27%
Year Ended December 31, 2016	$10.03	0.18	0.52	0.70	(0.18)	–	(0.18)	$10.55	6.95%		$886,774,641	0.56%	1.77%		0.59%	8.34%
Year Ended December 31, 2015	$10.62	0.18	(0.60)	(0.42)	(0.17)	–	(0.17)	$10.03	(3.95%	)	$708,087,251	0.56%	1.71%		0.60%	16.13%
Year Ended December 31, 2014	$10.60	0.24	(0.06)	0.18	(0.13)	(0.03)	(0.16)	$10.62	1.73%		$490,981,828	0.56%	2.23%		0.61%	12.12%
Period Ended December 31, 2013 (j)	$10.00	0.38	0.39	0.77	(0.16)	(0.01)	(0.17)	$10.60	7.78%		$135,626,393	0.53%	5.54%		0.67%	0.77%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(i)	Ratio has not been annualized.
(j)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Managed Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. For the period from April 1, 2017 through June 30, 2017, the rate was 2.95%. Effective July 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Futures Contracts	$415,043	$—	$—	$415,043
Investment Companies	836,003,265	—	—	836,003,265
Investment Contract	—	—	91,997,377	91,997,377
Total Assets	$836,418,308	$—	$91,997,377	$928,415,685

Liabilities:
Futures Contracts	$(664,722)	$—	$—	$(664,722)
Total Liabilities	$(664,722)	$—	$—	$(664,722)
Total	$835,753,586	$—	$91,997,377	$927,750,963

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$64,504,630	$64,504,630
Purchases*	28,588,530	28,588,530
Sales	(1,095,783)	(1,095,783)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$91,997,377	$91,997,377

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95 - 3.00%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts (a)
Equity risk	Unrealized appreciation from futures contracts	$415,043
Total		$415,043

Liabilities:		Fair Value
Futures Contracts (a)
Equity risk	Unrealized depreciation from futures contracts	$(664,722)
Total		$(664,722)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$19,313,487
Total	$19,313,487

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$153,039
Total	$153,039

The following table provides a summary of the Fund’s average volume of derivative instruments held during the Six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long(a)	$222,406,382

(a)	The Fund entered into long futures contracts from December 08, 2016 through June 30, 2017.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before expense reimbursements was 0.15%, and after expense reimbursements was 0.12%. During the six months ended June 30, 2017, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $26,962.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.16% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$164,378	$231,521	$271,342	$140,390	$807,631

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $119,777 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $1,897.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions;

(iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $698,320.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares/ Principal at June 30, 2017	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide Ziegler Equity Income Fund, Class R6	$43,059,385	$1,963,652	$9,434,908	$37,107,412	2,492,103	$619,241	$898,302	$—
NVIT International Index Fund, Class Y	133,958,925	9,401,737	2,231,722	160,997,004	16,428,266	—	(39,639)	—
NVIT Mid Cap Index Fund, Class Y	80,422,235	7,687,471	1,204,280	91,683,748	3,570,239	—	31,630	—
NVIT S&P 500 Index Fund, Class Y	212,541,437	7,172,096	6,429,555	232,924,300	14,150,930	—	1,329,158	—
NVIT Small Cap Index Fund, Class Y	37,730,326	1,147,535	4,116,168	36,646,546	2,791,055	—	(294,296)	—
Nationwide Core Plus Bond Fund, Class R6	56,136,617	8,897,148	918,949	64,624,933	6,311,029	952,840	(5,760)	—
NVIT Bond Index Fund, Class Y	172,507,846	10,886,429	2,842,550	184,453,984	17,434,214	—	(34,705)	—
NVIT Short Term Bond Fund, Class Y	24,030,189	3,588,760	393,833	27,565,338	2,645,426	—	(2,113)	—
Nationwide Contract	64,504,630	28,588,530	1,095,783	91,997,377	$91,997,377	1,077,644	—	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $79,333,358 and sales of $28,667,748 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$881,560,452	$48,401,756	$(1,961,566)	$46,440,190

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Moderately Conservative Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

24

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees considered the Adviser’s statements that the Funds’ assets are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure, and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, and NVIT Investor Destinations Moderate Fund ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each

25

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other than the NVIT Investor Destination Managed Funds), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of the Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities. The Trustees also considered the Adviser’s statement that, for each of the Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund (ranking in the fifth and fourth quintile, respectively, of its performance universe for the three-year period ended August 31, 2016), the Trustees considered that each Fund’s performance was similarly affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees considered that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds, other than the NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), was ranked in the first three quintiles of its Broadridge expense group. The Trustees noted that the actual advisory fee rate for each of the Funds, other than NVIT Investor Destinations Aggressive Fund and NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), ranked within the top three quintiles of the Fund’s Broadridge expense group or within one basis point above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted the Adviser’s view that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

26

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

28

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

29

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

30

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

31

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

32

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

33

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

SAR-ID-AG 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Investor Destinations Aggressive Fund

Asset Allocation†

Equity Funds	90.0%
Fixed Income Funds	8.1%
Investment Contract	2.0%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

NVIT S&P 500 Index Fund, Class Y	35.0%
NVIT International Index Fund, Class Y	30.0%
NVIT Mid Cap Index Fund, Class Y	14.0%
NVIT Small Cap Index Fund, Class Y	9.0%
Nationwide Core Plus Bond Fund, Class R6	4.0%
NVIT Bond Index Fund, Class Y	4.0%
Nationwide Ziegler Equity Income Fund, Class R6	2.0%
Nationwide Contract	2.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Aggressive Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,087.60	3.05	0.59
	Hypothetical	(c)(d)	1,000.00	1,021.87	2.96	0.59
Class P Shares	Actual	(c)	1,000.00	1,089.70	2.28	0.44
	Hypothetical	(c)(d)	1,000.00	1,022.61	2.21	0.44

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Investment Companies 98.1%

	Shares	Market Value

Equity Funds 90.0%
Nationwide Ziegler Equity Income Fund, Class R6 (a)	408,592	$6,083,938
NVIT International Index Fund, Class Y (a)	9,242,584	90,577,323
NVIT Mid Cap Index Fund, Class Y (a)	1,648,865	42,342,850
NVIT S&P 500 Index Fund, Class Y (a)	6,415,799	105,604,054
NVIT Small Cap Index Fund, Class Y (a)	2,074,255	27,234,970

Total Equity Funds (cost $206,080,315)		271,843,135

Fixed Income Funds 8.1%
Nationwide Core Plus Bond Fund, Class R6 (a)	1,186,077	12,145,424
NVIT Bond Index Fund, Class Y (a)	1,145,200	12,116,212

Total Fixed Income Funds (cost $24,297,400)		24,261,636

Total Investment Companies (cost $230,377,715)		296,104,771

Investment Contract 2.0%

	Principal Amount
Nationwide Contract, 2.95% (a)(b)(c)	$6,082,983	6,082,983

Total Investment Contract (cost $6,082,983)		6,082,983

Total Investments (cost $236,460,698) (d) — 100.1%		302,187,754
Liabilities in excess of other assets — (0.1)%		(163,388)

NET ASSETS — 100.0%		$302,024,366

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund
Assets:
Investments in affiliates, at value (cost $236,460,698)	$302,187,754
Receivable for investments sold	284,422
Receivable for capital shares issued	24,794
Prepaid expenses	1,594

Total Assets	302,498,564

Liabilities:
Payable for capital shares redeemed	309,216
Accrued expenses and other payables:
Investment advisory fees	32,443
Fund administration fees	8,630
Distribution fees	62,394
Administrative servicing fees	42,219
Accounting and transfer agent fees	108
Custodian fees	1,575
Compliance program costs (Note 3)	278
Professional fees	6,634
Printing fees	6,842
Other	3,859

Total Liabilities	474,198

Net Assets	$302,024,366

Represented by:
Capital	$217,706,220
Accumulated net investment loss	(78,229)
Accumulated net realized gains from affiliated investments	18,669,319
Net unrealized appreciation/(depreciation) from investments in affiliates	65,727,056

Net Assets	$302,024,366

Net Assets:
Class II Shares	$286,366,163
Class P Shares	15,658,203

Total	$302,024,366

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	20,957,310
Class P Shares	1,150,899

Total	22,108,209

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.66
Class P Shares	$13.61

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$276,521
Interest income from affiliates	84,214

Total Income	360,735

EXPENSES:
Investment advisory fees	187,203
Fund administration fees	50,686
Distribution fees Class II Shares	342,690
Distribution fees Class P Shares	17,319
Administrative servicing fees Class II Shares	205,615
Professional fees	10,941
Printing fees	6,399
Trustee fees	4,426
Custodian fees	5,185
Accounting and transfer agent fees	342
Compliance program costs (Note 3)	585
Other	3,352

Total expenses before earnings credit	834,743

Earnings credit (Note 5)	(10)

Net Expenses	834,733

NET INVESTMENT LOSS	(473,998)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	6,697,095
Net change in unrealized appreciation/(depreciation) from investments in affiliates	18,166,830

Net realized/unrealized gains from affiliated investments	24,863,925

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,389,927

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Aggressive Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(473,998)	$4,254,383
Net realized gains from affiliated investments	6,697,095	22,702,801
Net change in unrealized appreciation/(depreciation) from investments in affiliates	18,166,830	(2,555,797)

Change in net assets resulting from operations	24,389,927	24,401,387

Distributions to Shareholders From:
Net investment income:
Class II	–	(4,258,755)
Class P	–	(211,365)
Net realized gains:
Class II	–	(19,707,333)
Class P	–	(836,003)

Change in net assets from shareholder distributions	–	(25,013,456)

Change in net assets from capital transactions	(3,306,531)	(3,397,156)

Change in net assets	21,083,396	(4,009,225)

Net Assets:
Beginning of period	280,940,970	284,950,195

End of period	$302,024,366	$280,940,970

Accumulated undistributed net investment income/(loss) at end of period	$(78,229)	$395,769

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$15,793,532	$15,435,552
Dividends reinvested	–	23,966,088
Cost of shares redeemed	(20,917,978)	(46,834,894)

Total Class II Shares	(5,124,446)	(7,433,254)

Class P Shares
Proceeds from shares issued	2,470,065	3,432,067
Dividends reinvested	–	1,047,368
Cost of shares redeemed	(652,150)	(443,337)

Total Class P Shares	1,817,915	4,036,098

Change in net assets from capital transactions	$(3,306,531)	$(3,397,156)

SHARE TRANSACTIONS:
Class II Shares
Issued	1,183,520	1,229,670
Reinvested	–	1,958,735
Redeemed	(1,588,957)	(3,729,692)

Total Class II Shares	(405,437)	(541,287)

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Aggressive Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS: (continued)
Class P Shares
Issued	184,925	274,256
Reinvested	–	85,828
Redeemed	(48,296)	(35,417)

Total Class P Shares	136,629	324,667

Total change in shares	(268,808)	(216,620)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$12.56	(0.02)	1.12	1.10	–	–	–	$13.66	8.76%		$286,366,163	0.59%	(0.34%	)	0.59%	6.88%
Year Ended December 31, 2016	$12.61	0.19	0.95	1.14	(0.20)	(0.99)	(1.19)	$12.56	9.47%		$268,268,215	0.59%	1.54%		0.59%	13.64%
Year Ended December 31, 2015	$12.93	0.17	(0.30)	(0.13)	(0.19)	–	(0.19)	$12.61	(1.00%	)	$276,290,065	0.59%	1.32%		0.59%	9.33%
Year Ended December 31, 2014	$12.52	0.20	0.42	0.62	(0.21)	–	(0.21)	$12.93	4.99%		$317,928,316	0.58%	1.57%		0.58%	15.54%
Year Ended December 31, 2013	$9.99	0.17	2.55	2.72	(0.19)	–	(0.19)	$12.52	27.25%		$339,488,645	0.59%	1.50%		0.59%	6.27%
Year Ended December 31, 2012	$8.75	0.13	1.26	1.39	(0.15)	–	(0.15)	$9.99	15.90%		$323,279,707	0.59%	1.42%		0.59%	6.83%

Class P Shares
Six Months Ended June 30, 2017 (Unaudited)	$12.49	(0.01)	1.13	1.12	–	–	–	$13.61	8.97%		$15,658,203	0.44%	(0.19%	)	0.44%	6.88%
Year Ended December 31, 2016	$12.56	0.25	0.90	1.15	(0.23)	(0.99)	(1.22)	$12.49	9.52%		$12,672,755	0.44%	1.96%		0.44%	13.64%
Year Ended December 31, 2015	$12.88	0.23	(0.33)	(0.10)	(0.22)	–	(0.22)	$12.56	(0.79%	)	$8,660,130	0.44%	1.78%		0.44%	9.33%
Year Ended December 31, 2014	$12.48	0.26	0.38	0.64	(0.24)	–	(0.24)	$12.88	5.13%		$6,343,266	0.43%	2.07%		0.43%	15.54%
Year Ended December 31, 2013	$9.97	0.30	2.43	2.73	(0.22)	–	(0.22)	$12.48	27.39%		$2,789,521	0.43%	2.62%		0.43%	6.27%
Period Ended December 31, 2012 (g)	$9.66	0.30	0.20	0.50	(0.19)	–	(0.19)	$9.97	5.13%		$757,616	0.44%	4.67%		0.44%	6.83%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Aggressive Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. For the period from April 1, 2017 through June 30, 2017, the rate was 2.95%. Effective July 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$296,104,771	$—	$—	$296,104,771
Investment Contract	—	—	6,082,983	6,082,983
Total	$296,104,771	$—	$6,082,983	$302,187,754

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$5,466,479	$5,466,479
Purchases*	626,483	626,483
Sales	(9,979)	(9,979)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$6,082,983	$6,082,983

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95% - 3.00%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $50,686 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $585.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $205,615.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares/ Principal at June 30, 2017	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide Ziegler Equity Income Fund, Class R6	$5,850,224	$408,136	$385,844	$6,083,938	408,592	$91,321	$35,217	$—
NVIT International Index Fund, Class Y	81,445,735	4,404,723	6,814,095	90,577,323	9,242,584	—	288,888	—
NVIT Mid Cap Index Fund, Class Y	37,067,645	5,179,295	2,099,149	42,342,850	1,648,865	—	934,484	—
NVIT S&P 500 Index Fund, Class Y	98,545,330	4,374,841	6,280,358	105,604,054	6,415,799	—	2,783,587	—
NVIT Small Cap Index Fund, Class Y	31,445,869	2,022,728	7,834,023	27,234,970	2,074,255	—	2,652,900	—
Nationwide Core Plus Bond Fund, Class R6	10,657,507	1,541,100	152,734	12,145,424	1,186,077	185,200	(565)	—
NVIT Bond Index Fund, Class Y	10,627,773	1,418,084	181,942	12,116,212	1,145,200	—	2,584	—
Nationwide Contract	5,466,479	626,483	9,979	6,082,983	$6,082,983	84,214	—	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $19,975,390 and sales of $23,758,124 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$246,131,803	$56,096,972	$(41,021)	$56,055,951

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Moderately Conservative Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees considered the Adviser’s statements that the Funds’ assets are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure, and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, and NVIT Investor Destinations Moderate Fund ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other than the NVIT Investor Destination Managed Funds), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of the Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities. The Trustees also considered the Adviser’s statement that, for each of the Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund (ranking in the fifth and fourth quintile, respectively, of its performance universe for the three-year period ended August 31, 2016), the Trustees considered that each Fund’s performance was similarly affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees considered that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds, other than the NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), was ranked in the first three quintiles of its Broadridge expense group. The Trustees noted that the actual advisory fee rate for each of the Funds, other than NVIT Investor Destinations Aggressive Fund and NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), ranked within the top three quintiles of the Fund’s Broadridge expense group or within one basis point above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted the Adviser’s view that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Investor Destinations Balanced Fund

SAR-ID-BAL 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Investor Destinations Balanced Fund

Asset Allocation†

Equity Funds	50.0%
Fixed Income Funds	36.0%
Investment Contract	14.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Bond Index Fund, Class Y	23.0%
NVIT S&P 500 Index Fund, Class Y	19.0%
Nationwide Contract	14.0%
NVIT International Index Fund, Class Y	14.0%
NVIT Mid Cap Index Fund, Class Y	9.0%
Nationwide Core Plus Bond Fund, Class R6	8.0%
Nationwide Ziegler Equity Income Fund, Class R6	5.0%
NVIT Short Term Bond Fund, Class Y	5.0%
NVIT Small Cap Index Fund, Class Y	3.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Investor Destinations Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Balanced Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,054.20	2.90	0.57
	Hypothetical	(c)(d)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(c)	1,000.00	1,055.70	2.14	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Investor Destinations Balanced Fund

Investment Companies 86.0%

	Shares	Market Value

Equity Funds 50.0%
Nationwide Ziegler Equity Income Fund, Class R6 (a)	5,437,983	$80,971,569
NVIT International Index Fund, Class Y (a)	23,036,226	225,755,018
NVIT Mid Cap Index Fund, Class Y (a)	5,670,557	145,619,894
NVIT S&P 500 Index Fund, Class Y (a)	18,621,191	306,504,799
NVIT Small Cap Index Fund, Class Y (a)	3,700,808	48,591,614

Total Equity Funds (cost $645,729,958)		807,442,894

Fixed Income Funds 36.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	12,651,341	129,549,730
NVIT Bond Index Fund, Class Y (a)	35,046,574	370,792,756
NVIT Short Term Bond Fund, Class Y (a)	7,739,902	80,649,780

Total Fixed Income Funds (cost $588,972,291)		580,992,266

Total Investment Companies (cost $1,234,702,249)		1,388,435,160

Investment Contract 14.0%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$226,055,968	226,055,968

Total Investment Contract (cost $226,055,968)		226,055,968

Total Investments (cost $1,460,758,217) (d) — 100.0%		1,614,491,128
Liabilities in excess of other assets — 0.0%†		(753,836)

NET ASSETS — 100.0%		$1,613,737,292

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Investor Destinations Balanced Fund
Assets:
Investments in affiliates, at value (cost $1,460,758,217)	$1,614,491,128
Receivable for capital shares issued	38,003
Prepaid expenses	8,839

Total Assets	1,614,537,970

Liabilities:
Payable for investments purchased	33,016
Payable for capital shares redeemed	4,987
Accrued expenses and other payables:
Investment advisory fees	173,105
Fund administration fees	31,894
Distribution fees	332,922
Administrative servicing fees	196,764
Accounting and transfer agent fees	493
Custodian fees	7,675
Compliance program costs (Note 3)	1,553
Professional fees	8,704
Printing fees	8,122
Other	1,443

Total Liabilities	800,678

Net Assets	$1,613,737,292

Represented by:
Capital	$1,399,723,251
Accumulated undistributed net investment income	4,840,602
Accumulated net realized gains from affiliated investments	55,440,528
Net unrealized appreciation/(depreciation) from investments in affiliates	153,732,911

Net Assets	$1,613,737,292

Net Assets:
Class II Shares	$1,607,512,534
Class P Shares	6,224,758

Total	$1,613,737,292

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	100,832,459
Class P Shares	391,105

Total	101,223,564

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$15.94
Class P Shares	$15.92

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Investor Destinations Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliates	$3,364,971
Interest income from affiliates	3,181,639

Total Income	6,546,610

EXPENSES:
Investment advisory fees	1,026,624
Fund administration fees	188,935
Distribution fees Class II Shares	1,966,985
Distribution fees Class P Shares	7,314
Administrative servicing fees Class II Shares	1,180,197
Professional fees	32,286
Printing fees	9,082
Trustee fees	24,121
Custodian fees	27,925
Accounting and transfer agent fees	854
Compliance program costs (Note 3)	3,225
Other	13,810

Total expenses before earnings credit	4,481,358

Earnings credit (Note 5)	(8)

Net Expenses	4,481,350

NET INVESTMENT INCOME	2,065,260

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	17,073,300
Net change in unrealized appreciation/(depreciation) from investments in affiliates	64,857,127

Net realized/unrealized gains from affiliated investments	81,930,427

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$83,995,687

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Balanced Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$2,065,260	$27,959,701
Net realized gains from affiliated investments	17,073,300	40,016,097
Net change in unrealized appreciation/(depreciation) from investments in affiliates	64,857,127	22,376,167

Change in net assets resulting from operations	83,995,687	90,351,965

Distributions to Shareholders From:
Net investment income:
Class II	–	(28,950,363)
Class P	–	(111,337)
Net realized gains:
Class II	–	(34,744,229)
Class P	–	(114,879)

Change in net assets from shareholder distributions	–	(63,920,808)

Change in net assets from capital transactions	(22,988,084)	165,833,271

Change in net assets	61,007,603	192,264,428

Net Assets:
Beginning of period	1,552,729,689	1,360,465,261

End of period	$1,613,737,292	$1,552,729,689

Accumulated undistributed net investment income at end of period	$4,840,602	$2,775,342

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$16,802,908	$124,998,965
Dividends reinvested	–	63,694,592
Cost of shares redeemed	(40,241,676)	(24,184,434)

Total Class II Shares	(23,438,768)	164,509,123

Class P Shares
Proceeds from shares issued	669,153	1,512,262
Dividends reinvested	–	226,216
Cost of shares redeemed	(218,469)	(414,330)

Total Class P Shares	450,684	1,324,148

Change in net assets from capital transactions	$(22,988,084)	$165,833,271

SHARE TRANSACTIONS:
Class II Shares
Issued	1,078,863	8,290,951
Reinvested	–	4,218,481
Redeemed	(2,575,638)	(1,596,826)

Total Class II Shares	(1,496,775)	10,912,606

Class P Shares
Issued	42,978	100,575
Reinvested	–	15,008
Redeemed	(13,887)	(27,495)

Total Class P Shares	29,091	88,088

Total change in shares	(1,467,684)	11,000,694

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Statement of Cash Flows

For the Six Months Ended June 30, 2016 (Unaudited)

NVIT Investor Destinations Balanced Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$83,995,687
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(60,689,461)
Proceeds from disposition of affiliated investments	88,168,126
Reinvestment of dividend income from affiliates	(3,364,971)
Reinvestment of interest income from affiliates	(3,181,639)
Change in unrealized (appreciation)/depreciation from investments in affiliates	(64,857,127)
Net realized gain from investment transactions with affiliates	(17,073,300)
Decrease in receivable for investments sold	257,543
Increase in prepaid expenses	(6,348)
Increase in payable for investments purchased	33,016
Increase in investment advisory fees	2,769
Increase in fund administration fees	328
Increase in distribution fees	5,350
Increase in administrative servicing fees	2,762
Increase in accounting and transfer agent fees	315
Decrease in custodian fees	(1,649)
Decrease in compliance program costs	(58)
Decrease in professional fees	(5,534)
Decrease in printing fees	(250)
Decrease in other payables	(6,915)

Net cash provided by operating activities	23,278,644

Cash flows used in financing activities:
Proceeds from shares issued	17,439,159
Cost of shares redeemed	(40,717,803)

Net cash used in financing activities	(23,278,644)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Supplemental disclosure of cash flow information:

Non-cash operating activities included herein include reinvestments of dividend income from affiliates and interest income from affiliates of $6,546,610.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$15.12	0.02	0.80	0.82	–	–	–	$15.94	5.42%		$1,607,512,534	0.57%	0.26%	0.57%	4.23%
Year Ended December 31, 2016	$14.84	0.29	0.64	0.93	(0.29)	(0.36)	(0.65)	$15.12	6.30%		$1,547,268,999	0.57%	1.92%	0.57%	6.90%
Year Ended December 31, 2015	$15.47	0.27	(0.30)	(0.03)	(0.26)	(0.34)	(0.60)	$14.84	(0.17%	)	$1,356,409,775	0.57%	1.74%	0.57%	9.65%
Year Ended December 31, 2014	$15.10	0.27	0.42	0.69	(0.26)	(0.06)	(0.32)	$15.47	4.59%		$1,246,083,979	0.57%	1.75%	0.57%	18.34%
Year Ended December 31, 2013	$13.65	0.26	1.57	1.83	(0.25)	(0.13)	(0.38)	$15.10	13.42%		$1,061,392,009	0.57%	1.81%	0.57%	4.07%
Year Ended December 31, 2012	$12.82	0.27	0.93	1.20	(0.23)	(0.14)	(0.37)	$13.65	9.39%		$745,443,923	0.58%	2.00%	0.58%	6.08%

Class P Shares
Six Months Ended June 30, 2017 (Unaudited)	$15.08	0.03	0.81	0.84	–	–	–	$15.92	5.57%		$6,224,758	0.42%	0.41%	0.42%	4.23%
Year Ended December 31, 2016	$14.81	0.33	0.61	0.94	(0.31)	(0.36)	(0.67)	$15.08	6.42%		$5,460,690	0.42%	2.21%	0.42%	6.90%
Year Ended December 31, 2015	$15.44	0.31	(0.32)	(0.01)	(0.28)	(0.34)	(0.62)	$14.81	(0.01%	)	$4,055,486	0.42%	2.00%	0.42%	9.65%
Year Ended December 31, 2014	$15.08	0.33	0.38	0.71	(0.29)	(0.06)	(0.35)	$15.44	4.69%		$3,133,804	0.42%	2.11%	0.42%	18.34%
Year Ended December 31, 2013	$13.63	0.35	1.50	1.85	(0.27)	(0.13)	(0.40)	$15.08	13.63%		$4,066,929	0.42%	2.41%	0.42%	4.07%
Period Ended December 31, 2012 (g)	$13.58	0.33	0.12	0.45	(0.26)	(0.14)	(0.40)	$13.63	3.34%		$881,912	0.43%	3.68%	0.43%	6.08%

Amounts	designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Balanced Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. For the period from April 1, 2017 through June 30, 2017, the rate was 2.95%. Effective July 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$1,388,435,160	$—	$—	$1,388,435,160
Investment Contract	—	—	226,055,968	226,055,968
Total	$1,388,435,160	$—	$226,055,968	$1,614,491,128

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$214,229,542	$214,229,542
Purchases*	11,973,385	11,973,385
Sales	(146,959)	(146,959)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$226,055,968	$226,055,968

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95% - 3.00%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates,

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.13%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $188,935 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $3,225.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $1,180,197.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares/ Principal at June 30, 2017	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide Ziegler Equity Income Fund, Class R6	$97,452,035	$1,379,803	$21,277,555	$80,971,569	5,437,983	$1,379,803	$2,384,990	$—
NVIT International Index Fund, Class Y	229,687,718	426,909	36,708,406	225,755,018	23,036,226	—	4,664,770	—
NVIT Mid Cap Index Fund, Class Y	130,627,925	13,044,836	5,654,913	145,619,894	5,670,557	—	1,159,806	—
NVIT S&P 500 Index Fund, Class Y	285,427,454	11,412,657	16,273,364	306,504,799	18,621,191	—	6,890,299	—
NVIT Small Cap Index Fund, Class Y	51,190,538	480,906	5,593,993	48,591,614	3,700,808	—	1,950,470	—
Nationwide Core Plus Bond Fund, Class R6	119,597,952	8,995,687	120,708	129,549,730	12,651,341	1,985,168	(354)	—
NVIT Bond Index Fund, Class Y	349,712,747	15,483,635	2,392,228	370,792,756	35,046,574	—	23,319	—
NVIT Short Term Bond Fund, Class Y	75,566,845	4,038,253	—	80,649,780	7,739,902	—	—	—
Nationwide Contract	214,229,542	11,973,385	146,959	226,055,968	$226,055,968	3,181,639	—	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $67,236,071 and sales of $88,168,126 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,461,122,630	$161,365,660	$(7,997,162)	$153,368,498

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Moderately Conservative Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees considered the Adviser’s statements that the Funds’ assets are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure, and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, and NVIT Investor Destinations Moderate Fund ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other than the NVIT Investor Destination Managed Funds), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of the Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities. The Trustees also considered the Adviser’s statement that, for each of the Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund (ranking in the fifth and fourth quintile, respectively, of its performance universe for the three-year period ended August 31, 2016), the Trustees considered that each Fund’s performance was similarly affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees considered that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds, other than the NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), was ranked in the first three quintiles of its Broadridge expense group. The Trustees noted that the actual advisory fee rate for each of the Funds, other than NVIT Investor Destinations Aggressive Fund and NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), ranked within the top three quintiles of the Fund’s Broadridge expense group or within one basis point above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted the Adviser’s view that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

SAR-ID-CAP 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Investor Destinations Capital Appreciation Fund

Asset Allocation†

Equity Funds	70.0%
Fixed Income Funds	25.0%
Investment Contract	5.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT S&P 500 Index Fund, Class Y	30.0%
NVIT International Index Fund, Class Y	21.0%
NVIT Bond Index Fund, Class Y	17.0%
NVIT Mid Cap Index Fund, Class Y	11.0%
Nationwide Core Plus Bond Fund, Class R6	5.0%
NVIT Small Cap Index Fund, Class Y	5.0%
Nationwide Contract	5.0%
Nationwide Ziegler Equity Income Fund, Class R6	3.0%
NVIT Short Term Bond Fund, Class Y	3.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Investor Destinations Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Capital Appreciation Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,071.50	2.93	0.57
	Hypothetical	(c)(d)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(c)	1,000.00	1,072.40	2.16	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Investment Companies 95.0%

	Shares	Market Value

Equity Funds 70.0%
Nationwide Ziegler Equity Income Fund, Class R6 (a)	3,167,763	$47,167,987
NVIT International Index Fund, Class Y (a)	33,556,269	328,851,434
NVIT Mid Cap Index Fund, Class Y (a)	6,713,653	172,406,616
NVIT S&P 500 Index Fund, Class Y (a)	28,493,798	469,007,917
NVIT Small Cap Index Fund, Class Y (a)	5,976,972	78,477,644

Total Equity Funds (cost $799,629,643)		1,095,911,598

Fixed Income Funds 25.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	7,666,642	78,506,411
NVIT Bond Index Fund, Class Y (a)	25,120,078	265,770,423
NVIT Short Term Bond Fund, Class Y (a)	4,512,361	47,018,797

Total Fixed Income Funds (cost $397,184,865)		391,295,631

Total Investment Companies (cost $1,196,814,508)		1,487,207,229

Investment Contract 5.0%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$78,465,333	78,465,333

Total Investment Contract (cost $78,465,333)		78,465,333

Total Investments (cost $1,275,279,841) (d) — 100.0%		1,565,672,562
Liabilities in excess of other assets — 0.0%†		(737,509)

NET ASSETS — 100.0%		$1,564,935,053

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $1,275,279,841)	$1,565,672,562
Receivable for investments sold	638,458
Receivable for capital shares issued	2,682
Prepaid expenses	8,573

Total Assets	1,566,322,275

Liabilities:
Payable for capital shares redeemed	641,139
Accrued expenses and other payables:
Investment advisory fees	168,233
Fund administration fees	31,087
Distribution fees	323,551
Administrative servicing fees	193,299
Accounting and transfer agent fees	484
Custodian fees	8,570
Compliance program costs (Note 3)	1,511
Professional fees	8,822
Printing fees	8,023
Other	2,503

Total Liabilities	1,387,222

Net Assets	$1,564,935,053

Represented by:
Capital	$1,196,183,121
Accumulated undistributed net investment income	1,101,383
Accumulated net realized gains from affiliated investments	77,257,828
Net unrealized appreciation/(depreciation) from investments in affiliates	290,392,721

Net Assets	$1,564,935,053

Net Assets:
Class II Shares	$1,558,455,681
Class P Shares	6,479,372

Total	$1,564,935,053

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	85,257,043
Class P Shares	355,507

Total	85,612,550

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$18.28
Class P Shares	$18.23

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliates	$2,066,201
Interest income from affiliates	1,104,694

Total Income	3,170,895

EXPENSES:
Investment advisory fees	997,894
Fund administration fees	184,203
Distribution fees Class II Shares	1,911,486
Distribution fees Class P Shares	7,562
Administrative servicing fees Class II Shares	1,146,898
Professional fees	31,486
Printing fees	8,128
Trustee fees	23,444
Custodian fees	27,960
Accounting and transfer agent fees	825
Compliance program costs (Note 3)	3,136
Other	14,314

Total expenses before earnings credit	4,357,336

Earnings credit (Note 5)	(17)

Net Expenses	4,357,319

NET INVESTMENT LOSS	(1,186,424)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	20,279,511
Net change in unrealized appreciation/(depreciation) from investments in affiliates	87,526,405

Net realized/unrealized gains from affiliated investments	107,805,916

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$106,619,492

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Capital Appreciation Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(1,186,424)	$25,323,343
Net realized gains from affiliated investments	20,279,511	58,633,060
Net change in unrealized appreciation/(depreciation) from investments in affiliates	87,526,405	26,386,032

Change in net assets resulting from operations	106,619,492	110,342,435

Distributions to Shareholders From:
Net investment income:
Class II	–	(26,642,071)
Class P	–	(110,536)
Net realized gains:
Class II	–	(58,120,696)
Class P	–	(207,691)

Change in net assets from shareholder distributions	–	(85,080,994)

Change in net assets from capital transactions	(49,112,443)	6,331,840

Change in net assets	57,507,049	31,593,281

Net Assets:
Beginning of period	1,507,428,004	1,475,834,723

End of period	$1,564,935,053	$1,507,428,004

Accumulated undistributed net investment income at end of period	$1,101,383	$2,287,807

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$8,548,598	$21,134,965
Dividends reinvested	–	84,762,767
Cost of shares redeemed	(57,998,986)	(100,799,826)

Total Class II Shares	(49,450,388)	5,097,906

Class P Shares
Proceeds from shares issued	662,991	1,366,789
Dividends reinvested	–	318,227
Cost of shares redeemed	(325,046)	(451,082)

Total Class P Shares	337,945	1,233,934

Change in net assets from capital transactions	$(49,112,443)	$6,331,840

SHARE TRANSACTIONS:
Class II Shares
Issued	480,489	1,242,372
Reinvested	–	5,020,421
Redeemed	(3,258,142)	(5,938,268)

Total Class II Shares	(2,777,653)	324,525

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Capital Appreciation Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS: (continued)
Class P Shares
Issued	37,162	81,578
Reinvested	–	18,888
Redeemed	(18,135)	(26,455)

Total Class P Shares	19,027	74,011

Total change in shares	(2,758,626)	398,536

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Capital Appreciation Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$17.06	(0.01)	1.23	1.22	–	–	–	–	$18.28	7.15%		$1,558,455,681	0.57%	(0.16%	)	0.57%	2.75%
Year Ended December 31, 2016	$16.78	0.29	0.99	1.28	(0.31)	(0.69)	(1.00)	–	$17.06	7.74%		$1,501,709,451	0.57%	1.72%		0.57%	6.98%
Year Ended December 31, 2015	$17.82	0.27	(0.38)	(0.11)	(0.27)	(0.66)	(0.93)	–	$16.78	(0.53%	)	$1,471,446,086	0.57%	1.53%		0.57%	9.53%
Year Ended December 31, 2014	$17.47	0.30	0.61	0.91	(0.31)	(0.25)	(0.56)	–	$17.82	5.21%		$1,518,471,691	0.57%	1.67%		0.57%	14.02%
Year Ended December 31, 2013	$15.08	0.28	2.65	2.93	(0.29)	(0.25)	(0.54)	–	$17.47	19.49%		$1,474,725,072	0.57%	1.71%		0.57%	8.52%
Year Ended December 31, 2012	$13.82	0.27	1.42	1.69	(0.26)	(0.17)	(0.43)	–	$15.08	12.25%		$1,201,822,683	0.57%	1.84%		0.57%	9.92%

Class P Shares
Six Months Ended June 30, 2017 (Unaudited)	$17.00	–	1.23	1.23	–	–	–	–	$18.23	7.24%		$6,479,372	0.42%	–		0.42%	2.75%
Year Ended December 31, 2016	$16.72	0.35	0.96	1.31	(0.34)	(0.69)	(1.03)	–	$17.00	7.95%		$5,718,553	0.42%	2.05%		0.42%	6.98%
Year Ended December 31, 2015	$17.77	0.35	(0.43)	(0.08)	(0.31)	(0.66)	(0.97)	–	$16.72	(0.39%	)	$4,388,637	0.42%	1.98%		0.42%	9.53%
Year Ended December 31, 2014	$17.43	0.40	0.53	0.93	(0.34)	(0.25)	(0.59)	–	$17.77	5.36%		$3,174,346	0.42%	2.22%		0.42%	14.02%
Year Ended December 31, 2013	$15.05	0.39	2.56	2.95	(0.32)	(0.25)	(0.57)	–	$17.43	19.69%		$1,890,181	0.42%	2.36%		0.42%	8.52%
Period Ended December 31, 2012 (g)	$14.91	0.62	(0.01)	0.61	(0.30)	(0.17)	(0.47)	–	$15.05	4.15%		$729,593	0.42%	6.22%		0.42%	9.92%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Capital Appreciation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. For the period from April 1, 2017 through June 30, 2017, the rate was 2.95%. Effective July 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$1,487,207,229	$—	$—	$1,487,207,229
Investment Contract	—	—	78,465,333	78,465,333
Total	$1,487,207,229	$—	$78,465,333	$1,565,672,562

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$74,415,027	$74,415,027
Purchases*	4,175,744	4,175,744
Sales	(125,438)	(125,438)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$78,465,333	$78,465,333

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95% - 3.00%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.13%.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $184,203 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $3,136.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $1,146,898.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares/ Principal at June 30, 2017	Dividend/ Interest Income	Realized Gain /(Loss)	Capital Gain Distributions
Nationwide Ziegler Equity Income Fund, Class R6	$63,597,463	$855,384	$19,481,795	$47,167,987	3,167,763	$855,384	$2,181,175	$—
NVIT International Index Fund, Class Y	311,559,038	—	27,328,847	328,851,434	33,556,269	—	3,189,677	—
NVIT Mid Cap Index Fund, Class Y	171,944,269	865,436	10,368,097	172,406,616	6,713,653	—	2,170,780	—
NVIT S&P 500 Index Fund, Class Y	442,624,005	11,954,562	25,774,256	469,007,917	28,493,798	—	11,068,162	—
NVIT Small Cap Index Fund, Class Y	81,450,801	386,721	7,300,220	78,477,644	5,976,972	—	1,694,745	—
Nationwide Core Plus Bond Fund, Class R6	73,179,394	4,913,181	243,824	78,506,411	7,666,642	1,210,817	1,141	—
NVIT Bond Index Fund, Class Y	244,901,542	17,458,407	2,197,236	265,770,423	25,120,078	—	(26,169)	—
NVIT Short Term Bond Fund, Class Y	44,503,806	1,901,580	—	47,018,797	4,512,361	—	—	—
Nationwide Contract	74,415,027	4,175,744	125,438	78,465,333	$78,465,333	1,104,694	—	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.   Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”) The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $42,511,015 and sales of $92,819,713 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,275,619,375	$295,949,038	(5,895,851)	$290,053,187

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Moderately Conservative Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees considered the Adviser’s statements that the Funds’ assets are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure, and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, and NVIT Investor Destinations Moderate Fund ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other than the NVIT Investor Destination Managed Funds), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of the Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities. The Trustees also considered the Adviser’s statement that, for each of the Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund (ranking in the fifth and fourth quintile, respectively, of its performance universe for the three-year period ended August 31, 2016), the Trustees considered that each Fund’s performance was similarly affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees considered that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds, other than the NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), was ranked in the first three quintiles of its Broadridge expense group. The Trustees noted that the actual advisory fee rate for each of the Funds, other than NVIT Investor Destinations Aggressive Fund and NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), ranked within the top three quintiles of the Fund’s Broadridge expense group or within one basis point above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted the Adviser’s view that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Investor Destinations Conservative Fund

SAR-ID-CON 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Investor Destinations Conservative Fund

Asset Allocation†

Fixed Income Funds	56.0%
Investment Contract	24.0%
Equity Funds	20.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Bond Index Fund, Class Y	29.0%
Nationwide Contract	24.0%
Nationwide Core Plus Bond Fund, Class R6	11.0%
NVIT Short Term Bond Fund, Class Y	11.0%
NVIT S&P 500 Index Fund, Class Y	7.0%
Nationwide Inflation — Protected Securities Fund, Class R6	5.0%
NVIT International Index Fund, Class Y	5.0%
NVIT Mid Cap Index Fund, Class Y	4.0%
Nationwide Ziegler Equity Income Fund, Class R6	3.0%
NVIT Small Cap Index Fund, Class Y	1.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Conservative Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,029.20	2.87	0.57
	Hypothetical	(c)(d)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(c)	1,000.00	1,030.30	2.11	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Investor Destinations Conservative Fund

Investment Companies 76.0%

	Shares	Market Value

Equity Funds 20.0%
Nationwide Ziegler Equity Income Fund, Class R6 (a)	1,580,003	$23,526,242
NVIT International Index Fund, Class Y (a)	4,002,739	39,226,843
NVIT Mid Cap Index Fund, Class Y (a)	1,221,828	31,376,543
NVIT S&P 500 Index Fund, Class Y (a)	3,337,026	54,927,445
NVIT Small Cap Index Fund, Class Y (a)	599,462	7,870,930

Total Equity Funds (cost $137,530,774)		156,928,003

Fixed Income Funds 56.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	8,452,240	86,550,943
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	4,023,266	39,226,843
NVIT Bond Index Fund, Class Y (a)	21,515,506	227,634,059
NVIT Short Term Bond Fund, Class Y (a)	8,293,262	86,415,794

Total Fixed Income Funds (cost $445,375,905)		439,827,639

Total Investment Companies (cost $582,906,679)		596,755,642

Investment Contract 24.0%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$188,467,192	188,467,192

Total Investment Contract (cost $188,467,192)		188,467,192

Total Investments (cost $771,373,871) (d) — 100.0%		785,222,834
Liabilities in excess of other assets — 0.0%†		(376,733)

NET ASSETS — 100.0%		$784,846,101

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Investor Destinations Conservative Fund
Assets:
Investments in affiliates, at value (cost $771,373,871)	$785,222,834
Receivable for capital shares issued	2,153,518
Prepaid expenses	4,378

Total Assets	787,380,730

Liabilities:
Payable for investments purchased	2,134,783
Payable for capital shares redeemed	18,736
Accrued expenses and other payables:
Investment advisory fees	84,209
Fund administration fees	17,191
Distribution fees	161,953
Administrative servicing fees	96,456
Accounting and transfer agent fees	280
Custodian fees	5,360
Compliance program costs (Note 3)	800
Professional fees	8,023
Printing fees	3,856
Other	2,982

Total Liabilities	2,534,629

Net Assets	$784,846,101

Represented by:
Capital	$749,485,572
Accumulated undistributed net investment income	3,800,408
Accumulated net realized gains from affiliated investments	17,711,158
Net unrealized appreciation/(depreciation) from investments in affiliates	13,848,963

Net Assets	$784,846,101

Net Assets:
Class II Shares	$782,192,280
Class P Shares	2,653,821

Total	$784,846,101

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	76,533,834
Class P Shares	260,344

Total	76,794,178

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.22
Class P Shares	$10.19

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Investor Destinations Conservative Fund
INVESTMENT INCOME:
Interest income from affiliates	$2,760,668
Dividend income from affiliates	1,916,901

Total Income	4,677,569

EXPENSES:
Investment advisory fees	509,930
Fund administration fees	103,834
Distribution fees Class II Shares	977,395
Distribution fees Class P Shares	3,251
Administrative servicing fees Class II Shares	586,440
Professional fees	19,938
Printing fees	4,889
Trustee fees	11,926
Custodian fees	15,296
Accounting and transfer agent fees	591
Compliance program costs (Note 3)	1,589
Other	7,946

Total expenses before earnings credit	2,243,025

Earnings credit (Note 5)	(10)

Net Expenses	2,243,015

NET INVESTMENT INCOME	2,434,554

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	2,588,110
Net change in unrealized appreciation/(depreciation) from investments in affiliates	17,954,220

Net realized/unrealized gains from affiliated investments	20,542,330

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$22,976,884

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Conservative Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$2,434,554	$15,073,432
Net realized gains from affiliated investments	2,588,110	15,936,361
Net change in unre alized appreciation/(depreciation) from investments in affiliates	17,954,220	2,448,646

Change in net assets resulting from operations	22,976,884	33,458,439

Distributions to Shareholders From:
Net investment income:
Class II	–	(15,837,858)
Class P	–	(52,389)
Net realized gains:
Class II	–	(16,675,536)
Class P	–	(48,689)

Change in net assets from shareholder distributions	–	(32,614,472)

Change in net assets from capital transactions	(37,177,521)	46,335,968

Change in net assets	(14,200,637)	47,179,935

Net Assets:
Beginning of period	799,046,738	751,866,803

End of period	$784,846,101	$799,046,738

Accumulated undistributed net investment income at end of period	$3,800,408	$1,365,854

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$21,322,214	$119,032,712
Dividends reinvested	–	32,513,394
Cost of shares redeemed	(58,602,084)	(105,565,407)

Total Class II Shares	(37,279,870)	45,980,699

Class P Shares
Proceeds from shares issued	281,821	489,709
Dividends reinvested	–	101,078
Cost of shares redeemed	(179,472)	(235,518)

Total Class P Shares	102,349	355,269

Change in net assets from capital transactions	$(37,177,521)	$46,335,968

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Conservative Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class II Shares
Issued	2,112,564	11,876,528
Reinvested	–	3,249,870
Redeemed	(5,813,287)	(10,479,677)

Total Class II Shares	(3,700,723)	4,646,721

Class P Shares
Issued	28,057	48,574
Reinvested	–	10,139
Redeemed	(17,704)	(23,366)

Total Class P Shares	10,353	35,347

Total change in shares	(3,690,370)	4,682,068

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Statement of Cash Flows

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Investor Destinations Conservative Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$22,976,884
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(38,614,137)
Proceeds from disposition of affiliated investments	78,066,298
Reinvestment of dividend income from affiliates	(1,916,901)
Reinvestment of interest income from affiliates	(2,760,668)
Change in unrealized (appreciation)/depreciation from investments in affiliates	(17,954,220)
Net realized gain from investment transactions with affiliates	(2,588,110)
Increase in prepaid expenses	(2,965)
Increase in payable for investments purchased	1,849,399
Decrease in investment advisory fees	(4,256)
Decrease in fund administration fees	(836)
Decrease in distribution fees	(8,174)
Decrease in administrative servicing fees	(4,609)
Increase in accounting and transfer agent fees	155
Increase in custodian fees	317
Decrease in compliance program costs	(79)
Decrease in professional fees	(3,931)
Decrease in printing fees	(2,726)
Decrease in other payables	(4,522)

Net cash provided by operating activities	39,026,919

Cash flows used in financing activities:
Proceeds from shares issued	19,934,434
Cost of shares redeemed	(58,961,353)

Net cash used in financing activities	(39,026,919)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Supplemental disclosure of cash flow information:

Non-cash operating activities included herein include reinvestments of dividend income from affiliates and interest income from affiliates of $4,677,569.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.93	0.03	0.26	0.29	–	–	–	$10.22	2.92%	$782,192,280	0.57%	0.62%	0.57%	5.47%
Year Ended December 31, 2016	$9.92	0.19	0.23	0.42	(0.20)	(0.21)	(0.41)	$9.93	4.26%	$796,573,129	0.57%	1.88%	0.57%	16.88%
Year Ended December 31, 2015	$10.43	0.18	(0.15)	0.03	(0.18)	(0.36)	(0.54)	$9.92	0.26%	$749,744,337	0.57%	1.71%	0.57%	20.90%
Year Ended December 31, 2014	$10.55	0.19	0.21	0.40	(0.19)	(0.33)	(0.52)	$10.43	3.89%	$770,657,747	0.57%	1.76%	0.57%	37.90%
Year Ended December 31, 2013	$10.40	0.17	0.33	0.50	(0.19)	(0.16)	(0.35)	$10.55	4.83%	$777,429,471	0.57%	1.64%	0.57%	15.71%
Year Ended December 31, 2012	$10.20	0.20	0.32	0.52	(0.18)	(0.14)	(0.32)	$10.40	5.18%	$775,121,597	0.58%	1.95%	0.58%	12.44%

Class P Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.89	0.04	0.26	0.30	–	–	–	$10.19	3.03%	$2,653,821	0.42%	0.77%	0.42%	5.47%
Year Ended December 31, 2016	$9.89	0.21	0.22	0.43	(0.22)	(0.21)	(0.43)	$9.89	4.35%	$2,473,609	0.42%	2.10%	0.42%	16.88%
Year Ended December 31, 2015	$10.40	0.21	(0.16)	0.05	(0.20)	(0.36)	(0.56)	$9.89	0.45%	$2,122,466	0.42%	2.01%	0.42%	20.90%
Year Ended December 31, 2014	$10.52	0.23	0.19	0.42	(0.21)	(0.33)	(0.54)	$10.40	4.08%	$1,815,733	0.42%	2.13%	0.42%	37.90%
Year Ended December 31, 2013	$10.38	0.23	0.28	0.51	(0.21)	(0.16)	(0.37)	$10.52	4.96%	$1,241,950	0.42%	2.19%	0.42%	15.71%
Period Ended December 31, 2012 (g)	$10.50	0.28	(0.05)	0.23	(0.21)	(0.14)	(0.35)	$10.38	2.24%	$771,093	0.42%	3.99%	0.42%	12.44%

Amounts	designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Conservative Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. For the period from April 1, 2017 through June 30, 2017, the rate was 2.95%. Effective July 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$596,755,642	$—	$—	$596,755,642
Investment Contract	—	—	188,467,192	188,467,192
Total	$596,755,642	$—	$188,467,192	$785,222,834

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$191,612,999	$191,612,999
Purchases*	5,941,838	5,941,838
Sales	(9,087,645)	(9,087,645)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$188,467,192	$188,467,192

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95 - .00%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d) Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $103,834 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $1,589.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $586,440.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares/ Principal at June 30, 2017	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Ziegler Equity Income Fund, Class R6	$31,780,076	$1,301,547	$10,655,931	$23,526,242	1,580,003	$418,624	$1,192,357	$—
NVIT International Index Fund, Class Y	39,971,009	1,048,453	7,252,111	39,226,843	4,002,739	—	64,573	—
NVIT Mid Cap Index Fund, Class Y	23,747,970	8,925,520	2,708,045	31,376,543	1,221,828	—	309,210	—
NVIT S&P 500 Index Fund, Class Y	55,728,171	2,052,686	7,796,992	54,927,445	3,337,026	—	2,055,763	—
NVIT Small Cap Index Fund, Class Y	7,847,951	255,514	622,181	7,870,930	599,462	—	(28,730)	—
Nationwide Core Plus Bond Fund, Class R6	80,467,137	9,669,098	4,296,917	86,550,943	8,452,240	1,316,383	(18,858)	—
Nationwide Inflation-Protected Securities Fund, Class R6	32,146,668	8,433,866	1,396,016	39,226,843	4,023,266	181,894	46,131	—
NVIT Bond Index Fund, Class Y	248,192,987	4,883,844	30,749,087	227,634,059	21,515,506	—	(960,981)	—
NVIT Short Term Bond Fund, Class Y	87,960,128	779,340	3,501,373	86,415,794	8,293,262	—	(71,355)	—
Nationwide Contract	191,612,999	5,941,838	9,087,645	188,467,192	$188,467,192	2,760,668	—	—

Amounts	designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $43,291,706 and sales of $78,066,298 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$772,238,275	$19,462,853	$(6,478,294)	$12,984,559

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

22

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Moderately Conservative Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees considered the Adviser’s statements that the Funds’ assets are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure, and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, and NVIT Investor Destinations Moderate Fund ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each

24

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other than the NVIT Investor Destination Managed Funds), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of the Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities. The Trustees also considered the Adviser’s statement that, for each of the Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund (ranking in the fifth and fourth quintile, respectively, of its performance universe for the three-year period ended August 31, 2016), the Trustees considered that each Fund’s performance was similarly affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees considered that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds, other than the NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), was ranked in the first three quintiles of its Broadridge expense group. The Trustees noted that the actual advisory fee rate for each of the Funds, other than NVIT Investor Destinations Aggressive Fund and NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), ranked within the top three quintiles of the Fund’s Broadridge expense group or within one basis point above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted the Adviser’s view that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

25

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

28

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

29

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

30

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

31

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderate Fund

SAR-ID-MOD 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Investor Destinations Moderate Fund

Asset Allocation†

Equity Funds	60.0%
Fixed Income Funds	30.0%
Investment Contract	10.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT S&P 500 Index Fund, Class Y	25.0%
NVIT Bond Index Fund, Class Y	20.0%
NVIT International Index Fund, Class Y	17.0%
NVIT Mid Cap Index Fund, Class Y	10.0%
Nationwide Contract	10.0%
Nationwide Core Plus Bond Fund, Class R6	7.0%
Nationwide Ziegler Equity Income Fund, Class R6	4.0%
NVIT Small Cap Index Fund, Class Y	4.0%
NVIT Short Term Bond Fund, Class Y	3.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 throught June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderate Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,062.60	2.92	0.57
	Hypothetical	(c)(d)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(c)	1,000.00	1,063.60	2.15	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderate Fund

Investment Companies 90.0%

	Shares	Market Value

Equity Funds 60.0%
Nationwide Ziegler Equity Income Fund, Class R6 (a)	7,624,104	$113,522,906
NVIT International Index Fund, Class Y (a)	49,055,134	480,740,317
NVIT Mid Cap Index Fund, Class Y (a)	11,035,789	283,399,064
NVIT S&P 500 Index Fund, Class Y (a)	42,992,729	707,660,327
NVIT Small Cap Index Fund, Class Y (a)	8,646,071	113,522,906

Total Equity Funds (cost $1,150,981,903)		1,698,845,520

Fixed Income Funds 30.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	19,418,127	198,841,619
NVIT Bond Index Fund, Class Y (a)	53,448,520	565,485,338
NVIT Short Term Bond Fund, Class Y (a)	8,177,564	85,210,213

Total Fixed Income Funds (cost $857,710,312)		849,537,170

Total Investment Companies (cost $2,008,692,215)		2,548,382,690

Investment Contract 10.0%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$283,354,637	283,354,637

Total Investment Contract (cost $283,354,637)		283,354,637

Total Investments (cost $2,292,046,852) (d) — 100.0%		2,831,737,327
Liabilities in excess of other assets — 0.0%†		(1,355,013)

NET ASSETS — 100.0%		$2,830,382,314

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.
(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,292,046,852)	$2,831,737,327
Cash	2,524
Receivable for investments sold	762,274
Receivable for capital shares issued	80,630
Prepaid expenses	15,664

Total Assets	2,832,598,419

Liabilities:
Payable for capital shares redeemed	842,904
Accrued expenses and other payables:
Investment advisory fees	304,579
Fund administration fees	53,638
Distribution fees	585,778
Administrative servicing fees	376,037
Accounting and transfer agent fees	922
Custodian fees	17,740
Compliance program costs (Note 3)	2,781
Professional fees	11,936
Printing fees	17,669
Other	2,121

Total Liabilities	2,216,105

Net Assets	$2,830,382,314

Represented by:
Capital	$2,070,326,975
Accumulated undistributed net investment income	5,585,490
Accumulated net realized gains from affiliated investments	214,779,374
Net unrealized appreciation/(depreciation) from investments in affiliates	539,690,475

Net Assets	$2,830,382,314

Net Assets:
Class II Shares	$2,810,765,332
Class P Shares	19,616,982

Total	$2,830,382,314

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	212,110,150
Class P Shares	1,484,987

Total	213,595,137

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.25
Class P Shares	$13.21

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$5,138,052
Interest income from affiliates	3,561,800

Total Income	8,699,852

EXPENSES:
Investment advisory fees	1,823,550
Fund administration fees	320,181
Distribution fees Class II Shares	3,483,519
Distribution fees Class P Shares	23,343
Administrative servicing fees Class II Shares	2,090,121
Professional fees	52,530
Printing fees	15,589
Trustee fees	42,774
Custodian fees	52,839
Accounting and transfer agent fees	1,570
Compliance program costs (Note 3)	5,729
Other	26,460

Total expenses before earnings credit	7,938,205

Earnings credit (Note 5)	(54)

Net Expenses	7,938,151

NET INVESTMENT INCOME	761,701

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	81,001,688
Net change in unrealized appreciation/(depreciation) from investments in affiliates	90,139,146

Net realized/unrealized gains from affiliated investments	171,140,834

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$171,902,535

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderate Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$761,701	$49,067,358
Net realized gains from affiliated investments	81,001,688	170,574,547
Net change in unrealized appreciation/(depreciation) from investments in affiliates	90,139,146	(28,666,444)

Change in net assets resulting from operations	171,902,535	190,975,461

Distributions to Shareholders From:
Net investment income:
Class II	–	(51,615,285)
Class P	–	(361,646)
Net realized gains:
Class II	–	(150,836,976)
Class P	–	(907,925)

Change in net assets from shareholder distributions	–	(203,721,832)

Change in net assets from capital transactions	(133,219,335)	(72,916,773)

Change in net assets	38,683,200	(85,663,144)

Net Assets:
Beginning of period	2,791,699,114	2,877,362,258

End of period	$2,830,382,314	$2,791,699,114

Accumulated undistributed net investment income at end of period	$5,585,490	$4,823,789

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$14,887,207	$33,214,360
Dividends reinvested	–	202,452,261
Cost of shares redeemed	(148,785,797)	(313,577,639)

Total Class II Shares	(133,898,590)	(77,911,018)

Class P Shares
Proceeds from shares issued	972,068	4,741,702
Dividends reinvested	–	1,269,571
Cost of shares redeemed	(292,813)	(1,017,028)

Total Class P Shares	679,255	4,994,245

Change in net assets from capital transactions	$(133,219,335)	$(72,916,773)

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderate Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

SHARE TRANSACTIONS:
Class II Shares
Issued	1,151,867	2,625,516
Reinvested	–	16,347,560
Redeemed	(11,502,055)	(24,845,917)

Total Class II Shares	(10,350,188)	(5,872,841)

Class P Shares
Issued	75,367	367,537
Reinvested	–	102,707
Redeemed	(22,572)	(81,016)

Total Class P Shares	52,795	389,228

Total change in shares	(10,297,393)	(5,483,613)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Statement of Cash Flows

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderate Fund
INCREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$171,902,535
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(87,927,064)
Proceeds from disposition of affiliated investments	229,125,181
Reinvestment of dividend income from affiliates	(5,138,052)
Reinvestment of interest income from affiliates	(3,561,800)
Change in unrealized (appreciation)/depreciation from investments in affiliates	(90,139,146)
Net realized gain from investment transactions with affiliates	(81,001,688)
Increase in receivable for investments sold	(144,209)
Increase in prepaid expenses	(10,613)
Decrease in investment advisory fees	(3,228)
Decrease in fund administration fees	(663)
Decrease in distribution fees	(6,164)
Decrease in administrative servicing fees	(3,576)
Increase in accounting and transfer agent fees	585
Increase in custodian fees	89
Decrease in compliance program costs	(155)
Decrease in professional fees	(7,193)
Increase in printing fees	1,613
Decrease in other payables	(8,802)

Net cash provided by operating activities	133,077,650

Cash flows used in financing activities:
Proceeds from shares issued	15,806,910
Cost of shares redeemed	(148,882,036)

Net cash used in financing activities	(133,075,126)

Net increase in cash	2,524

Cash:
Beginning of period	–

End of period	$2,524

Supplemental disclosure of cash flow information:

Non-cash operating activities included herein include reinvestments of dividend income from affiliates and interest income from affiliates of $8,699,852.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$12.47	–	0.78	0.78	–	–	–	$13.25	6.26%		$2,810,765,332	0.57%	0.05%	0.57%	3.42%
Year Ended December 31, 2016	$12.54	0.22	0.66	0.88	(0.24)	(0.71)	(0.95)	$12.47	7.14%		$2,773,909,639	0.57%	1.75%	0.57%	6.95%
Year Ended December 31, 2015	$13.36	0.21	(0.27)	(0.06)	(0.21)	(0.55)	(0.76)	$12.54	(0.33%	)	$2,864,321,016	0.57%	1.55%	0.57%	11.58%
Year Ended December 31, 2014	$12.92	0.21	0.46	0.67	(0.23)	–	(0.23)	$13.36	5.18%		$3,132,107,636	0.57%	1.62%	0.57%	18.62%
Year Ended December 31, 2013	$11.26	0.20	1.67	1.87	(0.21)	–	(0.21)	$12.92	16.63%		$3,266,811,014	0.57%	1.62%	0.57%	9.30%
Year Ended December 31, 2012	$10.33	0.18	0.94	1.12	(0.19)	–	(0.19)	$11.26	10.81%		$2,900,799,660	0.57%	1.64%	0.57%	7.97%

Class P Shares
Six Months Ended June 30, 2017 (Unaudited)	$12.42	0.01	0.78	0.79	–	–	–	$13.21	6.36%		$19,616,982	0.42%	0.21%	0.42%	3.42%
Year Ended December 31, 2016	$12.50	0.28	0.61	0.89	(0.26)	(0.71)	(0.97)	$12.42	7.28%		$17,789,475	0.42%	2.23%	0.42%	6.95%
Year Ended December 31, 2015	$13.32	0.24	(0.27)	(0.03)	(0.24)	(0.55)	(0.79)	$12.50	(0.15%	)	$13,041,242	0.42%	1.83%	0.42%	11.58%
Year Ended December 31, 2014	$12.89	0.28	0.40	0.68	(0.25)	–	(0.25)	$13.32	5.31%		$13,422,189	0.42%	2.08%	0.42%	18.62%
Year Ended December 31, 2013	$11.24	0.25	1.63	1.88	(0.23)	–	(0.23)	$12.89	16.78%		$9,073,225	0.42%	2.08%	0.42%	9.30%
Period Ended December 31, 2012 (g)	$11.05	0.30	0.11	0.41	(0.22)	–	(0.22)	$11.24	3.71%		$5,412,295	0.42%	4.00%	0.42%	7.97%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Moderate Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. For the period from April 1, 2017 through June 30, 2017, the rate was 2.95%. Effective July 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,548,382,690	$—	$—	$2,548,382,690
Investment Contract	—	—	283,354,637	283,354,637
Total	$2,548,382,690	$—	$283,354,637	$2,831,737,327

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$222,897,348	$222,897,348
Purchases*	63,089,407	63,089,407
Sales	(2,632,118)	(2,632,118)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$283,354,637	$283,354,637

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95% - 3.00%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $320,181 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $5,729.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $2,090,121.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares/ Principal at June 30, 2017	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide Ziegler Equity Income Fund, Class R6	$148,869,753	$1,999,598	$42,477,914	$113,522,906	7,624,104	$1,999,598	$4,730,758	$—
NVIT International Index Fund, Class Y	472,046,267	—	57,764,136	480,740,317	49,055,134	—	23,258,662	—
NVIT Mid Cap Index Fund, Class Y	260,818,913	22,174,354	14,598,138	283,399,064	11,035,789	—	7,864,977	—
NVIT S&P 500 Index Fund, Class Y	703,195,563	—	58,567,041	707,660,327	42,992,729	—	37,028,724	—
NVIT Small Cap Index Fund, Class Y	121,188,103	—	13,427,745	113,522,906	8,646,071	—	7,411,603	—
Nationwide Core Plus Bond Fund, Class R6	191,656,105	7,563,700	2,101,303	198,841,619	19,418,127	3,138,454	7,371	—
NVIT Bond Index Fund, Class Y	588,613,055	1,063,117	37,076,234	565,485,338	53,448,520	—	705,889	—
Nationwide Short Term Bond, Class Y	83,809,651	736,740	480,552	85,210,213	8,177,564	—	(6,296)	—
Nationwide Contract	222,897,348	63,089,407	2,632,118	283,354,637	$283,354,637	3,561,800	—	—

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A.(“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000.Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $96,626,916 and sales of $229,125,181 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,326,134,862	$514,276,664	$(8,674,199)	$505,602,465

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

22

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Moderately Conservative Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees considered the Adviser’s statements that the Funds’ assets are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure, and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, and NVIT Investor Destinations Moderate Fund ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each

24

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other than the NVIT Investor Destination Managed Funds), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of the Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities. The Trustees also considered the Adviser’s statement that, for each of the Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund (ranking in the fifth and fourth quintile, respectively, of its performance universe for the three-year period ended August 31, 2016), the Trustees considered that each Fund’s performance was similarly affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees considered that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds, other than the NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), was ranked in the first three quintiles of its Broadridge expense group. The Trustees noted that the actual advisory fee rate for each of the Funds, other than NVIT Investor Destinations Aggressive Fund and NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), ranked within the top three quintiles of the Fund’s Broadridge expense group or within one basis point above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted the Adviser’s view that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

25

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

28

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

29

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

30

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

31

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

SAR-ID-MAG 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Investor Destinations Moderately Aggressive Fund

Asset Allocation†

Equity Funds	80.0%
Fixed Income Funds	17.0%
Investment Contract	3.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT S&P 500 Index Fund, Class Y	32.0%
NVIT International Index Fund, Class Y	26.0%
NVIT Mid Cap Index Fund, Class Y	12.0%
NVIT Bond Index Fund, Class Y	12.0%
NVIT Small Cap Index Fund, Class Y	7.0%
Nationwide Core Plus Bond Fund, Class R6	5.0%
Nationwide Ziegler Equity Income Fund, Class R6	3.0%
Nationwide Contract	3.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderately Aggressive Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,080.00	2.94	0.57
	Hypothetical	(c)(d)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(c)	1,000.00	1,081.30	2.17	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Investment Companies 97.0%

	Shares	Market Value

Equity Funds 80.0%
Nationwide Ziegler Equity Income Fund, Class R6 (a)	2,449,068	$36,466,629
NVIT International Index Fund, Class Y (a)	32,249,171	316,041,873
NVIT Mid Cap Index Fund, Class Y (a)	5,680,126	145,865,638
NVIT S&P 500 Index Fund, Class Y (a)	23,631,503	388,974,545
NVIT Small Cap Index Fund, Class Y (a)	6,480,458	85,088,411

Total Equity Funds (cost $676,278,980)		972,437,096

Fixed Income Funds 17.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	5,950,691	60,935,080
NVIT Bond Index Fund, Class Y (a)	13,786,701	145,863,294

Total Fixed Income Funds (cost $209,686,749)		206,798,374

Total Investment Companies (cost $885,965,729)		1,179,235,470

Investment Contract 3.0%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$36,460,874	36,460,874

Total Investment Contract (cost $36,460,874)		36,460,874

Total Investments (cost $922,426,603) (d) — 100.0%		1,215,696,344
Liabilities in excess of other assets — 0.0%†		(601,410)

NET ASSETS — 100.0%		$1,215,094,934

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.
(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $922,426,603)	$1,215,696,344
Receivable for investments sold	2,602,891
Receivable for capital shares issued	12,901
Prepaid expenses	6,719

Total Assets	1,218,318,855

Liabilities:
Payable for capital shares redeemed	2,615,791
Accrued expenses and other payables:
Investment advisory fees	131,021
Fund administration fees	24,933
Distribution fees	251,983
Administrative servicing fees	167,515
Accounting and transfer agent fees	399
Custodian fees	7,381
Compliance program costs (Note 3)	1,187
Professional fees	8,397
Printing fees	12,127
Other	3,187

Total Liabilities	3,223,921

Net Assets	$1,215,094,934

Represented by:
Capital	$842,863,895
Accumulated undistributed net investment income	591,796
Accumulated net realized gains from affiliated investments	78,369,502
Net unrealized appreciation/(depreciation) from investments in affiliates	293,269,741

Net Assets	$1,215,094,934

Net Assets:
Class II Shares	$1,167,855,357
Class P Shares	47,239,577

Total	$1,215,094,934

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	82,421,543
Class P Shares	3,351,490

Total	85,773,033

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$14.17
Class P Shares	$14.10

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,613,763
Interest income from affiliates	524,019

Total Income	2,137,782

EXPENSES:
Investment advisory fees	781,850
Fund administration fees	148,620
Distribution fees Class II Shares	1,449,086
Distribution fees Class P Shares	54,488
Administrative servicing fees Class II Shares	869,455
Professional fees	26,213
Printing fees	10,121
Trustee fees	18,349
Custodian fees	22,437
Accounting and transfer agent fees	784
Compliance program costs (Note 3)	2,459
Other	11,842

Total expenses before earnings credit	3,395,704

Earnings credit (Note 5)	(22)

Net Expenses	3,395,682

NET INVESTMENT LOSS	(1,257,900)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	33,381,204
Net change in unrealized appreciation/(depreciation) from investments in affiliates	61,429,854

Net realized/unrealized gains from affiliated investments	94,811,058

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$93,553,158

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Aggressive Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(1,257,900)	$19,515,782
Net realized gains from affiliated investments	33,381,204	78,684,302
Net change in unrealized appreciation/(depreciation) from investments in affiliates	61,429,854	(2,385,139)

Change in net assets resulting from operations	93,553,158	95,814,945

Distributions to Shareholders From:
Net investment income:
Class II	–	(19,922,360)
Class P	–	(766,946)
Net realized gains:
Class II	–	(84,622,262)
Class P	–	(2,662,336)

Change in net assets from shareholder distributions	–	(107,973,904)

Change in net assets from capital transactions	(66,304,202)	(29,143,200)

Change in net assets	27,248,956	(41,302,159)

Net Assets:
Beginning of period	1,187,845,978	1,229,148,137

End of period	$1,215,094,934	$1,187,845,978

Accumulated undistributed net investment income at end of period	$591,796	$1,849,696

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$10,340,754	$19,313,083
Dividends reinvested	–	104,544,622
Cost of shares redeemed	(79,817,641)	(163,941,473)

Total Class II Shares	(69,476,887)	(40,083,768)

Class P Shares
Proceeds from shares issued	5,020,985	9,160,037
Dividends reinvested	–	3,429,282
Cost of shares redeemed	(1,848,300)	(1,648,751)

Total Class P Shares	3,172,685	10,940,568

Change in net assets from capital transactions	$(66,304,202)	$(29,143,200)

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderately Aggressive Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class II Shares
Issued	756,175	1,467,888
Reinvested	–	8,117,137
Redeemed	(5,801,410)	(12,332,064)

Total Class II Shares	(5,045,235)	(2,747,039)

Class P Shares
Issued	365,548	695,423
Reinvested	–	267,138
Redeemed	(134,832)	(124,445)

Total Class P Shares	230,716	838,116

Total change in shares	(4,814,519)	(1,908,923)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$13.12	(0.01)	1.06	1.05	–	–	–	$14.17	8.00%		$1,167,855,357	0.57%	(0.21%	)	0.57%	2.13%
Year Ended December 31, 2016	$13.29	0.22	0.86	1.08	(0.23)	(1.02)	(1.25)	$13.12	8.48%		$1,147,160,227	0.57%	1.63%		0.57%	7.23%
Year Ended December 31, 2015	$13.87	0.19	(0.29)	(0.10)	(0.21)	(0.27)	(0.48)	$13.29	(0.73%	)	$1,198,968,643	0.57%	1.38%		0.57%	10.79%
Year Ended December 31, 2014	$13.44	0.22	0.45	0.67	(0.24)	–	(0.24)	$13.87	4.96%		$1,389,636,672	0.57%	1.58%		0.57%	10.88%
Year Ended December 31, 2013	$11.16	0.19	2.30	2.49	(0.21)	–	(0.21)	$13.44	22.38%		$1,529,939,781	0.57%	1.53%		0.57%	6.13%
Year Ended December 31, 2012	$9.97	0.17	1.20	1.37	(0.18)	–	(0.18)	$11.16	13.76%		$1,510,861,567	0.57%	1.56%		0.57%	6.47%

Class P Shares
Six Months Ended June 30, 2017 (Unaudited)	$13.04	–	1.06	1.06	–	–	–	$14.10	8.13%		$47,239,577	0.42%	(0.06%	)	0.42%	2.13%
Year Ended December 31, 2016	$13.22	0.27	0.83	1.10	(0.26)	(1.02)	(1.28)	$13.04	8.64%		$40,685,751	0.42%	2.08%		0.42%	7.23%
Year Ended December 31, 2015	$13.81	0.26	(0.34)	(0.08)	(0.24)	(0.27)	(0.51)	$13.22	(0.59%	)	$30,179,494	0.42%	1.88%		0.42%	10.79%
Year Ended December 31, 2014	$13.39	0.29	0.39	0.68	(0.26)	–	(0.26)	$13.81	5.11%		$22,421,009	0.42%	2.15%		0.42%	10.88%
Year Ended December 31, 2013	$11.13	0.33	2.18	2.51	(0.25)	–	(0.25)	$13.39	22.56%		$13,553,134	0.42%	2.64%		0.42%	6.13%
Period Ended December 31, 2012 (g)	$10.85	0.42	0.08	0.50	(0.22)	–	(0.22)	$11.13	4.61%		$5,137,135	0.42%	5.78%		0.42%	6.47%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. For the period from April 1, 2017 through June 30, 2017, the rate was 2.95%. Effective July 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$1,179,235,470	$—	$—	$1,179,235,470
Investment Contract	—	—	36,460,874	36,460,874
Total	$1,179,235,470	$—	$36,460,874	$1,215,696,344

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$35,510,989	$35,510,989
Purchases*	1,331,604	1,331,604
Sales	(381,719)	(381,719)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$36,460,874	$36,460,874

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95% - 3.00%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $148,620 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $2,459.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund until April 30, 2018.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $869,455.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares/ Principal at June 30, 2017	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide Ziegler Equity Income Fund, Class R6	$50,222,569	$664,762	$16,149,476	$36,466,629	2,449,068	$664,762	$1,243,126	$—
NVIT International Index Fund, Class Y	304,678,293	39,799	31,872,930	316,041,873	32,249,171	—	13,496,743	—
NVIT Mid Cap Index Fund, Class Y	146,624,477	175,785	9,379,920	145,865,638	5,680,126	—	5,519,530	—
NVIT S&P 500 Index Fund, Class Y	370,810,425	10,610,890	26,044,183	388,974,545	23,631,503	—	11,474,507	—
NVIT Small Cap Index Fund, Class Y	87,202,337	635,628	6,963,770	85,088,411	6,480,458	—	1,621,785	—
Nationwide Core Plus Bond Fund, Class R6	57,452,530	3,660,684	696,692	60,935,080	5,950,691	949,001	2,827	—
NVIT Bond Index Fund, Class Y	135,960,733	8,674,439	1,881,966	145,863,294	13,786,701	—	22,686	—
Nationwide Contract	35,510,989	1,331,604	381,719	36,460,874	$36,460,874	524,019	—	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $25,793,591 and sales of $93,370,656 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$954,916,243	$263,982,280	$(3,202,179)	$260,780,101

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Moderately Conservative Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees considered the Adviser’s statements that the Funds’ assets are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure, and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, and NVIT Investor Destinations Moderate Fund ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other than the NVIT Investor Destination Managed Funds), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of the Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities. The Trustees also considered the Adviser’s statement that, for each of the Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund (ranking in the fifth and fourth quintile, respectively, of its performance universe for the three-year period ended August 31, 2016), the Trustees considered that each Fund’s performance was similarly affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees considered that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds, other than the NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), was ranked in the first three quintiles of its Broadridge expense group. The Trustees noted that the actual advisory fee rate for each of the Funds, other than NVIT Investor Destinations Aggressive Fund and NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), ranked within the top three quintiles of the Fund’s Broadridge expense group or within one basis point above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted the Adviser’s view that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

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Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

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Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

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Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

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Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

SAR-ID-MCON 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Investor Destinations Moderately Conservative Fund

Asset Allocation†

Fixed Income Funds	44.0%
Equity Funds	40.0%
Investment Contract	16.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Bond Index Fund, Class Y	25.0%
Nationwide Contract	16.0%
NVIT S&P 500 Index Fund, Class Y	16.0%
NVIT International Index Fund, Class Y	10.0%
Nationwide Core Plus Bond Fund, Class R6	9.0%
NVIT Mid Cap Index Fund, Class Y	8.0%
NVIT Short Term Bond Fund, Class Y	7.0%
Nationwide Ziegler Equity Income Fund, Class R6	4.0%
Nationwide Inflation-Protected Securities Fund, Class R6	3.0%
NVIT Small Cap Index Fund, Class Y	2.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderately Conservative Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class II Shares	Actual	(c)	1,000.00	1,045.20	2.89	0.57
	Hypothetical	(c)(d)	1,000.00	1,021.97	2.86	0.57
Class P Shares	Actual	(c)	1,000.00	1,045.40	2.13	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Investment Companies 84.0%

	Shares	Market Value

Equity Funds 40.0%
Nationwide Ziegler Equity Income Fund, Class R6 (a)	2,509,989	$37,373,738
NVIT International Index Fund, Class Y (a)	9,475,235	92,857,306
NVIT Mid Cap Index Fund, Class Y (a)	2,905,455	74,612,079
NVIT S&P 500 Index Fund, Class Y (a)	9,045,079	148,882,006
NVIT Small Cap Index Fund, Class Y (a)	1,431,269	18,792,566

Total Equity Funds (cost $279,877,069)		372,517,695

Fixed Income Funds 44.0%
Nationwide Core Plus Bond Fund, Class R6 (a)	8,213,018	84,101,307
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	2,861,374	27,898,399
NVIT Bond Index Fund, Class Y (a)	21,995,790	232,715,454
NVIT Short Term Bond Fund, Class Y (a)	6,292,242	65,565,160

Total Fixed Income Funds (cost $413,853,091)		410,280,320

Total Investment Companies (cost $693,730,160)		782,798,015

Investment Contract 16.0%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$149,424,370	149,424,370

Total Investment Contract (cost $149,424,370)		149,424,370

Total Investments (cost $843,154,530) (d) — 100.0%		932,222,385
Liabilities in excess of other assets — 0.0%†		(452,478)

NET ASSETS — 100.0%		$931,769,907

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $843,154,530)	$932,222,385
Receivable for investments sold	214,999
Receivable for capital shares issued	168,620
Prepaid expenses	5,214

Total Assets	932,611,218

Liabilities:
Payable for capital shares redeemed	383,620
Accrued expenses and other payables:
Investment advisory fees	100,214
Fund administration fees	19,838
Distribution fees	192,735
Administrative servicing fees	117,920
Accounting and transfer agent fees	318
Custodian fees	5,933
Compliance program costs (Note 3)	922
Professional fees	8,092
Printing fees	8,667
Other	3,052

Total Liabilities	841,311

Net Assets	$931,769,907

Represented by:
Capital	$788,966,128
Accumulated undistributed net investment income	3,460,290
Accumulated net realized gains from affiliated investments	50,275,634
Net unrealized appreciation/(depreciation) from investments in affiliates	89,067,855

Net Assets	$931,769,907

Net Assets:
Class II Shares	$930,054,912
Class P Shares	1,714,995

Total	$931,769,907

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	80,384,500
Class P Shares	148,950

Total	80,533,450

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.57
Class P Shares	$11.51

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$2,189,103
Interest income from affiliates	2,182,453

Total Income	4,371,556

EXPENSES:
Investment advisory fees	604,688
Fund administration fees	119,441
Distribution fees Class II Shares	1,160,502
Distribution fees Class P Shares	2,372
Administrative servicing fees Class II Shares	696,305
Professional fees	22,138
Printing fees	8,448
Trustee fees	14,167
Custodian fees	17,719
Accounting and transfer agent fees	649
Compliance program costs (Note 3)	1,903
Other	9,290

Total expenses before earnings credit	2,657,622

Earnings credit (Note 5)	(22)

Net Expenses	2,657,600

NET INVESTMENT INCOME	1,713,956

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	18,493,039
Net change in unrealized appreciation/(depreciation) from investments in affiliates	21,028,411

Net realized/unrealized gains from affiliated investments	39,521,450

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$41,235,406

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Conservative Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$1,713,956	$17,117,134
Net realized gains from affiliated investments	18,493,039	39,896,601
Net change in unrealized appreciation/(depreciation) from investments in affiliates	21,028,411	(5,362,569)

Change in net assets resulting from operations	41,235,406	51,651,166

Distributions to Shareholders From:
Net investment income:
Class II	–	(18,018,331)
Class P	–	(37,797)
Net realized gains:
Class II	–	(33,880,471)
Class P	–	(63,286)

Change in net assets from shareholder distributions	–	(51,999,885)

Change in net assets from capital transactions	(48,443,187)	14,748,452

Change in net assets	(7,207,781)	14,399,733

Net Assets:
Beginning of period	938,977,688	924,577,955

End of period	$931,769,907	$938,977,688

Accumulated undistributed net investment income at end of period	$3,460,290	$1,746,334

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$7,812,373	$38,252,088
Dividends reinvested	–	51,898,802
Cost of shares redeemed	(56,098,330)	(75,939,101)

Total Class II Shares	(48,285,957)	14,211,789

Class P Shares
Proceeds from shares issued	369,563	749,553
Dividends reinvested	–	101,083
Cost of shares redeemed	(526,793)	(313,973)

Total Class P Shares	(157,230)	536,663

Change in net assets from capital transactions	$(48,443,187)	$14,748,452

SHARE TRANSACTIONS:
Class II Shares
Issued	686,716	3,417,503
Reinvested	–	4,678,195
Redeemed	(4,939,370)	(6,760,800)

Total Class II Shares	(4,252,654)	1,334,898

10

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderately Conservative Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS: (continued)
Class P Shares
Issued	32,621	66,737
Reinvested	–	9,154
Redeemed	(46,042)	(28,274)

Total Class P Shares	(13,421)	47,617

Total change in shares	(4,266,075)	1,382,515

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Statement of Cash Flows

For the Six Months Ended June 30, 2016 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$41,235,406
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(40,615,075)
Proceeds from disposition of affiliated investments	91,741,828
Reinvestment of dividend income from affiliates	(2,189,103)
Reinvestment of interest income from affiliates	(2,182,453)
Change in unrealized (appreciation)/depreciation from investments in affiliates	(21,028,411)
Net realized gain from investment transactions with affiliates	(18,493,039)
Decrease in receivable for investments sold	43,376
Increase in prepaid expenses	(3,557)
Decrease in investment advisory fees	(3,196)
Decrease in fund administration fees	(660)
Decrease in distribution fees	(6,132)
Decrease in administrative servicing fees	(3,549)
Increase in accounting and transfer agent fees	181
Increase in custodian fees	89
Decrease in compliance program costs	(66)
Decrease in professional fees	(4,310)
Increase in printing fees	19
Decrease in other payables	(4,786)

Net cash provided by operating activities	48,486,562

Cash flows used in financing activities:
Proceeds from shares issued	8,037,329
Cost of shares redeemed	(56,523,891)

Net cash used in financing activities	(48,486,562)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Supplemental disclosure of cash flow information:

Non-cash operating activities included herein include reinvestments of dividend income from affiliates and interest income from affiliates of $4,371,556.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$11.07	0.02	0.48	0.50	–	–	–	$11.57	4.52%		$930,054,912	0.57%	0.37%	0.57%	4.80%
Year Ended December 31, 2016	$11.08	0.21	0.42	0.63	(0.22)	(0.42)	(0.64)	$11.07	5.70%		$937,189,821	0.57%	1.84%	0.57%	10.47%
Year Ended December 31, 2015	$11.90	0.19	(0.20)	(0.01)	(0.19)	(0.62)	(0.81)	$11.08	(0.03%	)	$923,312,331	0.57%	1.63%	0.57%	12.79%
Year Ended December 31, 2014	$11.79	0.21	0.35	0.56	(0.22)	(0.23)	(0.45)	$11.90	4.74%		$981,996,258	0.57%	1.75%	0.57%	28.12%
Year Ended December 31, 2013	$10.99	0.19	0.96	1.15	(0.20)	(0.15)	(0.35)	$11.79	10.49%		$961,220,444	0.57%	1.63%	0.57%	10.68%
Year Ended December 31, 2012	$10.39	0.19	0.65	0.84	(0.19)	(0.05)	(0.24)	$10.99	8.04%		$918,223,602	0.57%	1.74%	0.57%	14.18%

Class P Shares
Six Months Ended June 30, 2017 (Unaudited)	$11.01	0.03	0.47	0.50	–	–	–	$11.51	4.54%		$1,714,995	0.42%	0.52%	0.42%	4.80%
Year Ended December 31, 2016	$11.03	0.23	0.41	0.64	(0.24)	(0.42)	(0.66)	$11.01	5.83%		$1,787,867	0.42%	2.10%	0.42%	10.47%
Year Ended December 31, 2015	$11.85	0.23	(0.21)	0.02	(0.22)	(0.62)	(0.84)	$11.03	0.16%		$1,265,624	0.42%	1.96%	0.42%	12.79%
Year Ended December 31, 2014	$11.75	0.29	0.28	0.57	(0.24)	(0.23)	(0.47)	$11.85	4.88%		$1,069,946	0.42%	2.39%	0.42%	28.12%
Year Ended December 31, 2013	$10.96	0.28	0.89	1.17	(0.23)	(0.15)	(0.38)	$11.75	10.68%		$525,184	0.42%	2.44%	0.42%	10.68%
Period Ended December 31, 2012 (g)	$10.91	0.33	(0.01)	0.32	(0.22)	(0.05)	(0.27)	$10.96	2.92%		$167,782	0.42%	4.45%	0.42%	14.18%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed investment contract (the “Nationwide Contract”) issued by NLIC.

The Fund currently offers Class II and Class P shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. For the period from April 1, 2017 through June 30, 2017, the rate was 2.95%. Effective July 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$782,798,015	$—	$—	$782,798,015
Investment Contract	—	—	149,424,370	149,424,370
Total	$782,798,015	$—	$149,424,370	$932,222,385

Amounts designated as “— ” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/16	$150,139,699	$150,139,699
Purchases*	2,652,769	2,652,769
Sales	(3,368,098)	(3,368,098)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$149,424,370	$149,424,370

Amounts designated as “— ” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95 - 3.00%
		Redemption Feature	daily
		Non-Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $119,441 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $1,903.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class II shares, for a total amount of $696,305.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares/ Principal at June 30, 2017	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Ziegler Equity Income Fund, Class R6	$58,256,900	$831,496	$23,681,741	$37,373,738	2,509,989	$714,010	$2,639,087	$—
NVIT International Index Fund, Class Y	94,148,015	461,595	14,704,299	92,857,306	9,475,235	—	4,381,602	—
NVIT Mid Cap Index Fund, Class Y	58,230,174	18,655,807	5,616,821	74,612,079	2,905,455	—	1,649,975	—
NVIT S&P 500 Index Fund, Class Y	151,387,419	571,472	16,485,785	148,882,006	9,045,079	—	8,386,934	—
NVIT Small Cap Index Fund, Class Y	20,677,123	172,497	2,994,982	18,792,566	1,431,269	—	1,113,505	—
Nationwide Core Plus Bond Fund, Class R6	83,115,640	1,623,184	1,382,487	84,101,307	8,213,018	1,349,052	2,027	—
Nationwide Inflation-Protected Securities Fund, Class R6	18,420,491	9,540,153	23,339	27,898,399	2,861,374	126,041	990	—
NVIT Bond Index Fund, Class Y	249,058,440	1,021,005	22,773,597	232,715,454	21,995,790	—	330,252	—
NVIT Short Term Bond, Class Y	56,022,231	9,456,653	710,679	65,565,160	6,292,242	—	(11,333)	—
Nationwide Contract	150,139,699	2,652,769	3,368,098	149,424,370	$149,424,370	2,182,453	—	—

Amounts	designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $44,986,631 and sales of $91,741,828 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$850,406,340	$86,079,623	$(4,263,578)	$81,816,045

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

NVIT Investor Destinations Moderately Aggressive Fund

NVIT Investor Destinations Balanced Fund

NVIT Investor Destinations Capital Appreciation Fund

NVIT Investor Destinations Conservative Fund

NVIT Investor Destinations Moderately Conservative Fund

NVIT Investor Destinations Moderate Fund

NVIT Investor Destinations Managed Growth Fund

NVIT Investor Destinations Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees considered the Adviser’s statements that the Funds’ assets are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure, and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, and NVIT Investor Destinations Moderate Fund ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other than the NVIT Investor Destination Managed Funds), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of the Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities. The Trustees also considered the Adviser’s statement that, for each of the Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund (ranking in the fifth and fourth quintile, respectively, of its performance universe for the three-year period ended August 31, 2016), the Trustees considered that each Fund’s performance was similarly affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees considered that the total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds, other than the NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), was ranked in the first three quintiles of its Broadridge expense group. The Trustees noted that the actual advisory fee rate for each of the Funds, other than NVIT Investor Destinations Aggressive Fund and NVIT Investor Destinations Managed Growth & Income Fund (for which there was an insufficient number of peers), ranked within the top three quintiles of the Fund’s Broadridge expense group or within one basis point above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted the Adviser’s view that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Nationwide Fund

SAR-NAT 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Nationwide Fund

Asset Allocation†

Common Stocks	98.4%
Futures Contracts††	(0.0)%
Other assets in excess of liabilities	1.6%
100.0%

Top Industries†††

Pharmaceuticals	5.8%
Banks	5.8%
Software	5.6%
Internet Software & Services	5.2%
Equity Real Estate Investment Trusts (REITs)	5.1%
Oil, Gas & Consumable Fuels	5.1%
Media	4.8%
Aerospace & Defense	4.6%
Health Care Equipment & Supplies	4.4%
Technology Hardware, Storage & Peripherals	4.3%
Other Industries	49.3%
100.0%

Top Holdings†††

Apple, Inc.	4.3%
Microsoft Corp.	3.2%
Abbott Laboratories	2.9%
Johnson & Johnson	2.8%
General Dynamics Corp.	2.6%
Facebook, Inc., Class A	2.2%
General Electric Co.	2.2%
Comcast Corp., Class A	2.2%
Walt Disney Co. (The)	2.1%
Altria Group, Inc.	1.9%
Other Holdings	73.6%
100.0%

† Percentages indicated are based upon net assets as of June 30, 2017.

†† Amount rounds to less than 0.1%.

††† Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Nationwide Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,086.80	4.09	0.79
	Hypothetical	(b)(c)	1,000.00	1,020.88	3.96	0.79
Class II Shares	Actual	(b)	1,000.00	1,085.30	5.38	1.04
	Hypothetical	(b)(c)	1,000.00	1,019.64	5.21	1.04
Class IV Shares	Actual	(b)	1,000.00	1,086.90	4.09	0.79
	Hypothetical	(b)(c)	1,000.00	1,020.88	3.96	0.79

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.4%

	Shares	Market Value

Aerospace & Defense 4.5%
General Dynamics Corp.	95,228	$18,864,667
Northrop Grumman Corp.	18,081	4,641,573
Orbital ATK, Inc.	22,530	2,216,051
Rockwell Collins, Inc.	76,400	8,028,112

		33,750,403

Airlines 0.4%
Delta Air Lines, Inc.	50,745	2,727,036

Banks 5.7%
Citigroup, Inc.	35,162	2,351,635
Huntington Bancshares, Inc.	565,800	7,649,616
JPMorgan Chase & Co.	123,931	11,327,293
KeyCorp	690,760	12,944,843
Wells Fargo & Co.	147,881	8,194,086

		42,467,473

Beverages 0.8%
Molson Coors Brewing Co., Class B (a)	42,806	3,695,870
PepsiCo, Inc.	20,429	2,359,345

		6,055,215

Biotechnology 2.4%
Amgen, Inc.	13,454	2,317,183
Biogen, Inc. *	8,266	2,243,062
Celgene Corp. *	27,706	3,598,178
Gilead Sciences, Inc.	102,621	7,263,514
Incyte Corp. *	19,040	2,397,326

		17,819,263

Capital Markets 2.7%
Ameriprise Financial, Inc.	30,407	3,870,507
Goldman Sachs Group, Inc. (The)	34,483	7,651,778
Lazard Ltd., Class A	63,320	2,933,615
MarketAxess Holdings, Inc.	18,346	3,689,381
State Street Corp.	25,444	2,283,090

		20,428,371

Chemicals 1.4%
Albemarle Corp.	37,710	3,979,913
Chemours Co. (The)	67,680	2,566,426
WR Grace & Co.	53,043	3,819,626

		10,365,965

Commercial Services & Supplies 0.3%
Waste Management, Inc.	30,326	2,224,412

Communications Equipment 2.4%
Cisco Systems, Inc. (a)	410,580	12,851,154
CommScope Holding Co., Inc. *	135,374	5,148,273

		17,999,427

Common Stocks (continued)

	Shares	Market Value

Consumer Finance 1.6%
Discover Financial Services	112,532	$6,998,365
Synchrony Financial	152,133	4,536,606

		11,534,971

Containers & Packaging 0.4%
Berry Global Group, Inc. *	52,977	3,020,219

Distributors 0.3%
Pool Corp.	21,731	2,554,914

Diversified Consumer Services 0.5%
Service Corp. International	103,966	3,477,663

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B *	36,495	6,181,158
Voya Financial, Inc.	93,442	3,447,076

		9,628,234

Electric Utilities 0.9%
American Electric Power Co., Inc.	97,999	6,807,991

Electrical Equipment 0.5%
Eaton Corp. plc	44,351	3,451,838

Electronic Equipment, Instruments & Components 0.6%
CDW Corp.	68,970	4,312,694

Energy Equipment & Services 0.9%
Schlumberger Ltd.	107,045	7,047,843

Equity Real Estate Investment Trusts (REITs) 5.1%
Boston Properties, Inc.	34,320	4,222,047
Colony NorthStar, Inc., Class A	275,570	3,882,781
Forest City Realty Trust, Inc., Class A	123,949	2,995,847
Mid-America Apartment Communities, Inc.	77,483	8,165,159
Prologis, Inc.	155,649	9,127,257
Regency Centers Corp.	111,460	6,981,854
SBA Communications Corp. *	16,840	2,271,716

		37,646,661

Food & Staples Retailing 0.7%
US Foods Holding Corp. *	195,070	5,309,805

Food Products 1.8%
Conagra Brands, Inc.	199,726	7,142,202
Mondelez International, Inc., Class A	97,777	4,222,989
Tyson Foods, Inc., Class A	36,420	2,280,984

		13,646,175

Gas Utilities 0.3%
Atmos Energy Corp.	28,044	2,326,250

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies 4.4%
Abbott Laboratories	432,031	$21,001,027
Baxter International, Inc.	190,458	11,530,327

		32,531,354

Health Care Providers & Services 2.0%
Envision Healthcare Corp. *	35,112	2,200,469
UnitedHealth Group, Inc.	68,788	12,754,671

		14,955,140

Hotels, Restaurants & Leisure 1.6%
Aramark	128,160	5,251,997
Hyatt Hotels Corp., Class A *	35,553	1,998,434
Royal Caribbean Cruises Ltd.	41,679	4,552,597

		11,803,028

Household Durables 0.7%
Mohawk Industries, Inc. * (a)	22,783	5,506,423

Household Products 1.3%
Procter & Gamble Co. (The)	106,898	9,316,161

Industrial Conglomerates 2.2%
General Electric Co.	597,208	16,130,588

Insurance 2.4%
Allstate Corp. (The)	80,614	7,129,502
Axis Capital Holdings Ltd.	39,209	2,535,254
Chubb Ltd.	56,804	8,258,166

		17,922,922

Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc. *	12,606	12,202,608
Netflix, Inc. * (a)	39,729	5,935,910
Priceline Group, Inc. (The) *	1,777	3,323,914

		21,462,432

Internet Software & Services 5.1%
Alphabet, Inc., Class A *	10,108	9,397,205
Alphabet, Inc., Class C *	8,976	8,156,761
Facebook, Inc., Class A *	107,306	16,201,060
IAC/InterActiveCorp *	43,548	4,495,895

		38,250,921

IT Services 0.8%
Amdocs Ltd.	33,389	2,152,255
Fidelity National Information Services, Inc.	44,230	3,777,242

		5,929,497

Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	45,540	7,945,364

Common Stocks (continued)

	Shares	Market Value

Machinery 1.5%
Allison Transmission Holdings, Inc.	122,700	$4,602,477
Ingersoll-Rand plc	70,970	6,485,948

		11,088,425

Media 4.7%
Comcast Corp., Class A	408,060	15,881,695
Live Nation Entertainment, Inc. *	113,238	3,946,344
Walt Disney Co. (The)	144,526	15,355,888

		35,183,927

Metals & Mining 0.3%
Alcoa Corp.	74,810	2,442,547

Oil, Gas & Consumable Fuels 5.0%
Anadarko Petroleum Corp.	175,052	7,936,858
Chevron Corp.	130,385	13,603,067
ConocoPhillips (a)	119,325	5,245,527
Exxon Mobil Corp.	47,098	3,802,222
Kinder Morgan, Inc.	204,680	3,921,669
Marathon Oil Corp. (a)	235,730	2,793,400

		37,302,743

Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	26,460	2,539,631

Pharmaceuticals 5.8%
Johnson & Johnson	153,184	20,264,711
Merck & Co., Inc.	203,439	13,038,405
Pfizer, Inc.	140,478	4,718,656
Zoetis, Inc.	76,562	4,775,938

		42,797,710

Road & Rail 2.3%
Norfolk Southern Corp.	61,000	7,423,700
Union Pacific Corp.	88,700	9,660,317

		17,084,017

Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	139,073	5,745,105
Marvell Technology Group Ltd.	177,165	2,926,766
Maxim Integrated Products, Inc.	160,143	7,190,421

		15,862,292

Software 5.5%
Adobe Systems, Inc. *	82,970	11,735,277
Atlassian Corp. plc, Class A*	81,301	2,860,169
Microsoft Corp.	339,631	23,410,765
Oracle Corp.	54,594	2,737,343

		40,743,554

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 3.4%
Home Depot, Inc. (The)	85,455	$13,108,797
Lowe’s Cos., Inc.	160,121	12,414,181

		25,522,978

Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	220,059	31,692,897

Tobacco 2.4%
Altria Group, Inc.	190,458	14,183,407
Philip Morris International, Inc.	30,293	3,557,913

		17,741,320

Trading Companies & Distributors 0.5%
HD Supply Holdings, Inc. *	118,723	3,636,486

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	84,031	2,331,860

Total Investments (cost $607,807,254) (b) — 98.4%		732,327,040

Other assets in excess of liabilities — 1.6%		12,045,385

NET ASSETS — 100.0%		$744,372,425

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $7,793,994, which was collateralized by $7,961,646 in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.13%, and maturity dates ranging from 07/31/2017 — 02/15/2047.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
96	S&P 500 E-Mini	09/15/17	$11,620,320	$(9,509)

At June 30, 2017, the Fund has $403,200 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Nationwide Fund
Assets:
Investments, at value (cost $607,807,254)	$732,327,040
Cash	2,957,951
Deposits with broker for futures contracts	403,200
Interest and dividends receivable	891,320
Security lending income receivable	800
Receivable for investments sold	8,719,179
Receivable for capital shares issued	2,919
Prepaid expenses	4,161

Total Assets	745,306,570

Liabilities:
Payable for capital shares redeemed	232,982
Payable for variation margin on futures contracts	163,142
Accrued expenses and other payables:
Investment advisory fees	359,203
Fund administration fees	19,971
Distribution fees	22,733
Administrative servicing fees	98,385
Accounting and transfer agent fees	297
Custodian fees	3,856
Compliance program costs (Note 3)	731
Professional fees	11,750
Printing fees	17,004
Other	4,091

Total Liabilities	934,145

Net Assets	$744,372,425

Represented by:
Capital	$718,656,411
Accumulated undistributed net investment income	4,453,104
Accumulated net realized losses from investments and futures transactions	(103,247,367)
Net unrealized appreciation/(depreciation) from investments	124,519,786
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(9,509)

Net Assets	$744,372,425

10

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Nationwide Fund
Net Assets:
Class I Shares	$520,574,344
Class II Shares	109,428,644
Class IV Shares	114,369,437

Total	$744,372,425

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	29,924,903
Class II Shares	6,322,062
Class IV Shares	6,577,231

Total	42,824,196

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$17.40
Class II Shares	$17.31
Class IV Shares	$17.39

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Nationwide Fund
INVESTMENT INCOME:
Dividend income	$7,154,071
Interest income	9,358
Income from securities lending (Note 2)	3,779

Total Income	7,167,208

EXPENSES:
Investment advisory fees	2,145,485
Fund administration fees	122,630
Distribution fees Class II Shares	138,238
Administrative servicing fees Class I Shares	383,887
Administrative servicing fees Class II Shares	82,943
Administrative servicing fees Class IV Shares	84,632
Professional fees	22,552
Printing fees	20,652
Trustee fees	11,283
Custodian fees	13,145
Accounting and transfer agent fees	747
Compliance program costs (Note 3)	1,502
Other	8,143

Total Expenses	3,035,839

NET INVESTMENT INCOME	4,131,369

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	34,604,088
Net realized gains from futures transactions (Note 2)	228,114
Net realized gains from investments and futures transactions	34,832,202
Net change in unrealized appreciation/(depreciation) from investments	22,026,651
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	31,330
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	22,057,981
Net realized/unrealized gains from investments and futures transactions	56,890,183

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$61,021,552

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	NVIT Nationwide Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$4,131,369	$9,617,092
Net realized gains from investments and futures transactions	34,832,202	35,539,345
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	22,057,981	30,578,197

Change in net assets resulting from operations	61,021,552	75,734,634

Distributions to Shareholders From:
Net investment income:
Class I	—	(6,825,075)
Class II	—	(1,264,711)
Class IV	—	(1,499,588)

Change in net assets from shareholder distributions	—	(9,589,374)

Change in net assets from capital transactions	(33,796,525)	(72,215,657)

Change in net assets	27,225,027	(6,070,397)

Net Assets:
Beginning of period	717,147,398	723,217,795

End of period	$744,372,425	$717,147,398

Accumulated undistributed net investment income at end of period	$4,453,104	$321,735

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,143,390	$20,929,001
Dividends reinvested	—	6,825,075
Cost of shares redeemed	(25,150,473)	(72,444,545)

Total Class I Shares	(18,007,083)	(44,690,469)

Class II Shares
Proceeds from shares issued	509,141	1,394,062
Dividends reinvested	—	1,264,711
Cost of shares redeemed	(12,146,021)	(21,911,095)

Total Class II Shares	(11,636,880)	(19,252,322)

Class IV Shares
Proceeds from shares issued	748,900	2,393,138
Dividends reinvested	—	1,499,588
Cost of shares redeemed	(4,901,462)	(12,165,592)

Total Class IV Shares	(4,152,562)	(8,272,866)

Change in net assets from capital transactions	$(33,796,525)	$(72,215,657)

13

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	418,808	1,416,412
Reinvested	—	421,717
Redeemed	(1,481,915)	(4,812,100)

Total Class I Shares	(1,063,107)	(2,973,971)

Class II Shares
Issued	30,086	97,709
Reinvested	—	78,396
Redeemed	(724,307)	(1,488,455)

Total Class II Shares	(694,221)	(1,312,350)

Class IV Shares
Issued	43,858	161,090
Reinvested	—	92,659
Redeemed	(287,596)	(823,626)

Total Class IV Shares	(243,738)	(569,877)

Total change in shares	(2,001,066)	(4,856,198)

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Nationwide Fund

			Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period		Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)		$16.01	0.10	1.29	1.39	–	–	$17.40	8.68%	$520,574,344	0.79%	1.16%	0.79%	40.19%
Year Ended December 31, 2016		$14.57	0.21	1.45	1.66	(0.22)	(0.22)	$16.01	11.39%	$496,092,639	0.79%	1.42%	0.79%	58.09%
Year Ended December 31, 2015	‘$	14.62	0.18	(0.04)	0.14	(0.19)	(0.19)	$14.57	0.94%	$494,724,121	0.79%	1.20%	0.79%	67.90%
Year Ended December 31, 2014		$13.19	0.16	1.43	1.59	(0.16)	(0.16)	$14.62	12.15%	$524,589,219	0.79%	1.13%	0.79%	47.32%
Year Ended December 31, 2013		$10.19	0.15	3.01	3.16	(0.16)	(0.16)	$13.19	31.10%	$497,167,860	0.79%	1.27%	0.79%	108.73%
Year Ended December 31, 2012		$9.05	0.14	1.15	1.29	(0.15)	(0.15)	$10.19	14.21%	$426,223,301	0.79%	1.44%	0.80%	23.86%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)		$15.95	0.08	1.28	1.36	–	–	$17.31	8.53%	$109,428,644	1.04%	0.91%	1.04%	40.19%
Year Ended December 31, 2016		$14.51	0.17	1.45	1.62	(0.18)	(0.18)	$15.95	11.16%	$111,902,598	1.04%	1.17%	1.04%	58.09%
Year Ended December 31, 2015		$14.56	0.14	(0.04)	0.10	(0.15)	(0.15)	$14.51	0.66%	$120,873,283	1.04%	0.95%	1.04%	67.90%
Year Ended December 31, 2014		$13.14	0.12	1.43	1.55	(0.13)	(0.13)	$14.56	11.82%	$141,445,539	1.04%	0.88%	1.04%	47.32%
Year Ended December 31, 2013		$10.15	0.12	3.00	3.12	(0.13)	(0.13)	$13.14	30.79%	$159,365,672	1.04%	1.02%	1.04%	108.73%
Year Ended December 31, 2012		$9.02	0.12	1.13	1.25	(0.12)	(0.12)	$10.15	13.85%	$149,466,339	1.04%	1.19%	1.05%	23.86%

Class IV Shares
Six Months Ended June 30, 2017 (Unaudited)		$16.00	0.10	1.29	1.39	–	–	$17.39	8.69%	$114,369,437	0.79%	1.16%	0.79%	40.19%
Year Ended December 31, 2016		$14.56	0.21	1.45	1.66	(0.22)	(0.22)	$16.00	11.40%	$109,152,161	0.79%	1.41%	0.79%	58.09%
Year Ended December 31, 2015		$14.62	0.18	(0.05)	0.13	(0.19)	(0.19)	$14.56	0.87%	$107,620,391	0.79%	1.20%	0.79%	67.90%
Year Ended December 31, 2014		$13.18	0.16	1.44	1.60	(0.16)	(0.16)	$14.62	12.23%	$115,368,233	0.79%	1.13%	0.79%	47.32%
Year Ended December 31, 2013		$10.19	0.15	3.00	3.15	(0.16)	(0.16)	$13.18	31.00%	$111,104,753	0.79%	1.27%	0.79%	108.73%
Year Ended December 31, 2012		$9.05	0.14	1.15	1.29	(0.15)	(0.15)	$10.19	14.22%	$92,940,203	0.79%	1.45%	0.80%	23.86%

Amounts designated as "-" are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Nationwide Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I, Class II, and Class IV shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity Securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts (a)
Equity risk	Unrealized depreciation from futures contracts	$(9,509)
Total		$(9,509)

(a)

Includes cumulative appreciation/ (depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$228,114
Total	$228,114

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(31,330)
Total	$(31,330)

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$4,466,830

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the Fund did not hold any repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected HighMark Capital Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.58%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $122,630 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $1,502.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively, for a total amount of $ 551,462.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $295,212,107 and sales of $332,345,915 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $102,991 of brokerage commissions.

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$608,389,623	$141,252,416	$(17,314,999)	$123,937,417

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

25

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

26

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

27

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

28

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

29

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

30

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

31

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

32

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

33

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

34

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

35

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

36

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

37

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Real Estate Fund

SAR-RE 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Real Estate Fund

Asset Allocation†

Common Stocks	99.0%
Other assets in excess of liabilities	1.0%
100.0%

Top Holdings††

Simon Property Group, Inc.	9.6%
American Tower Corp.	6.5%
Prologis, Inc.	5.6%
SL Green Realty Corp.	5.0%
Park Hotels & Resorts, Inc.	5.0%
Kilroy Realty Corp.	5.0%
Crown Castle International Corp.	5.0%
American Homes 4 Rent, Class A	4.6%
American Campus Communities, Inc.	4.0%
Gramercy Property Trust	3.9%
Other Holdings	45.8%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Real Estate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Real Estate Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,042.90	4.66	0.92
	Hypothetical	(b)(c)	1,000.00	1,020.23	4.61	0.92
Class II Shares	Actual	(b)	1,000.00	1,041.70	5.92	1.17
	Hypothetical	(b)(c)	1,000.00	1,018.99	5.86	1.17

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.0%

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) 99.0%
American Campus Communities, Inc.	237,700	$11,243,210
American Homes 4 Rent, Class A	572,900	12,930,353
American Tower Corp.	139,500	18,458,640
Brixmor Property Group, Inc.	419,200	7,495,296
CBL & Associates Properties, Inc.	886,803	7,475,749
Crown Castle International Corp.	140,300	14,055,254
Duke Realty Corp.	228,300	6,380,985
Essex Property Trust, Inc.	38,100	9,801,987
Federal Realty Investment Trust	78,500	9,921,615
Gramercy Property Trust	372,679	11,072,293
Hersha Hospitality Trust	150,409	2,784,071
Hudson Pacific Properties, Inc.	321,600	10,995,504
Kilroy Realty Corp.	187,600	14,098,140
LaSalle Hotel Properties	93,600	2,789,280
Life Storage, Inc.	100,800	7,469,280
Medical Properties Trust, Inc.	162,200	2,087,514
MGM Growth Properties LLC, Class A	195,150	5,696,428
Mid-America Apartment Communities, Inc.	93,800	9,884,644
Omega Healthcare Investors, Inc.	85,455	2,821,724
Park Hotels & Resorts, Inc.	525,582	14,169,691
Prologis, Inc.	269,800	15,821,072
Public Storage	51,500	10,739,295
QTS Realty Trust, Inc., Class A	161,800	8,466,994
Simon Property Group, Inc.	166,600	26,949,216
SL Green Realty Corp.	134,300	14,208,940
STAG Industrial, Inc.	204,000	5,630,400
Welltower, Inc.	131,600	9,850,260
Weyerhaeuser Co.	255,000	8,542,500

		281,840,335

Total Investments (cost $287,770,334) (a) — 99.0%		281,840,335
Other assets in excess of liabilities — 1.0%		2,780,006

NET ASSETS — 100.0%		$284,620,341

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Real Estate Fund
Assets:
Investments, at value (cost $287,770,334)	$281,840,335
Cash	299,663
Interest and dividends receivable	1,380,257
Receivable for investments sold	4,860,809
Receivable for capital shares issued	9,090
Prepaid expenses	1,640

Total Assets	288,391,794

Liabilities:
Payable for investments purchased	3,064,561
Payable for capital shares redeemed	445,129
Accrued expenses and other payables:
Investment advisory fees	161,706
Fund administration fees	11,580
Distribution fees	20,401
Administrative servicing fees	35,741
Accounting and transfer agent fees	156
Custodian fees	2,240
Compliance program costs (Note 3)	271
Professional fees	11,403
Printing fees	14,051
Other	4,214

Total Liabilities	3,771,453

Net Assets	$284,620,341

Represented by:
Capital	$277,773,194
Accumulated undistributed net investment income	6,853,530
Accumulated net realized gains from investments	5,923,616
Net unrealized appreciation/(depreciation) from investments	(5,929,999)

Net Assets	$284,620,341

Net Assets:
Class I Shares	$185,625,925
Class II Shares	98,994,416

Total	$284,620,341

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	28,268,361
Class II Shares	15,262,393

Total	43,530,754

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.57
Class II Shares	$6.49

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Real Estate Fund
INVESTMENT INCOME:
Dividend income	$6,716,965
Interest income	7,363

Total Income	6,724,328

EXPENSES:
Investment advisory fees	999,513
Fund administration fees	70,228
Distribution fees Class II Shares	121,992
Administrative servicing fees Class I Shares	140,753
Administrative servicing fees Class II Shares	73,195
Professional fees	16,123
Printing fees	10,211
Trustee fees	4,361
Custodian fees	5,788
Accounting and transfer agent fees	406
Compliance program costs (Note 3)	587
Other	3,787

Total expenses before fees waived	1,446,944

Investment advisory fees waived (Note 3)	(18,564)

Net Expenses	1,428,380

NET INVESTMENT INCOME	5,295,948

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	4,271,109
Net change in unrealized appreciation/(depreciation) from investments	1,985,768

Net realized/unrealized gains from investments	6,256,877

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,552,825

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT Real Estate Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$5,295,948	$4,152,421
Net realized gains from investments	4,271,109	5,249,497
Net change in unrealized appreciation/(depreciation) from investments	1,985,768	11,876,115

Change in net assets resulting from operations	11,552,825	21,278,033

Distributions to Shareholders From:
Net investment income:
Class I	—	(3,891,959)
Class II	—	(1,766,779)
Class Y	—	(13,181)
Net realized gains:
Class I	—	(16,096,423)
Class II	—	(8,155,593)
Class Y	—	(43,628)

Change in net assets from shareholder distributions	—	(29,967,563)

Change in net assets from capital transactions	(16,404,696)	(2,218,206)

Change in net assets	(4,851,871)	(10,907,736)

Net Assets:
Beginning of period	289,472,212	300,379,948

End of period	$284,620,341	$289,472,212

Accumulated undistributed net investment income at end of period	$6,853,530	$1,557,582

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,936,575	$11,899,726
Dividends reinvested	—	19,988,382
Cost of shares redeemed	(16,286,332)	(38,446,788)

Total Class I Shares	(13,349,757)	(6,558,680)

Class II Shares
Proceeds from shares issued	2,328,099	9,855,128
Dividends reinvested	—	9,922,372
Cost of shares redeemed	(4,747,000)	(15,814,275)

Total Class II Shares	(2,418,901)	3,963,225

Class Y Shares
Proceeds from shares issued	18,454	367,180
Dividends reinvested	—	56,809
Cost of shares redeemed	(654,492)	(46,740)

Total Class Y Shares	(636,038)	377,249

Change in net assets from capital transactions	$(16,404,696)	$(2,218,206)

10

Statements of Changes in Net Assets (Continued)

	NVIT Real Estate Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	456,647	1,801,787
Reinvested	—	3,052,211
Redeemed	(2,535,194)	(5,822,243)

Total Class I Shares	(2,078,547)	(968,245)

Class II Shares
Issued	364,806	1,469,807
Reinvested	—	1,531,997
Redeemed	(746,436)	(2,452,625)

Total Class II Shares	(381,630)	549,179

Class Y Shares
Issued	2,861	55,971
Reinvested	—	8,683
Redeemed	(101,217)	(6,717)

Total Class Y Shares	(98,356)	57,937

Total change in shares	(2,558,533)	(361,129)

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Real Estate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$6.30	0.12	0.15	0.27	–	–	–	$6.57	4.29%		$185,625,925	0.92%	3.79%	0.93%	55.98%
Year Ended December 31, 2016	$6.49	0.10	0.39	0.49	(0.13)	(0.55)	(0.68)	$6.30	7.35%		$191,314,926	0.92%	1.48%	0.93%	109.27%
Year Ended December 31, 2015	$8.47	0.21	(0.78)	(0.57)	(0.19)	(1.22)	(1.41)	$6.49	(5.36%	)	$203,155,482	0.91%	2.75%	0.93%	81.74%
Year Ended December 31, 2014	$8.91	0.28	2.09	2.37	(0.24)	(2.57)	(2.81)	$8.47	28.88%		$240,845,105	0.91%	3.05%	0.92%	88.98%
Year Ended December 31, 2013	$9.47	0.15	0.14	0.29	(0.14)	(0.71)	(0.85)	$8.91	3.05%		$196,371,890	0.94%	1.51%	0.95%	149.86%
Year Ended December 31, 2012	$9.06	0.11	1.32	1.43	(0.10)	(0.92)	(1.02)	$9.47	15.79%		$217,162,860	0.94%	1.15%	0.94%	18.51%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$6.23	0.11	0.15	0.26	–	–	–	$6.49	4.17%		$98,994,416	1.17%	3.55%	1.18%	55.98%
Year Ended December 31, 2016	$6.42	0.08	0.39	0.47	(0.11)	(0.55)	(0.66)	$6.23	7.18%		$97,537,254	1.17%	1.23%	1.18%	109.27%
Year Ended December 31, 2015	$8.40	0.19	(0.78)	(0.59)	(0.17)	(1.22)	(1.39)	$6.42	(5.66%	)	$96,962,239	1.16%	2.47%	1.18%	81.74%
Year Ended December 31, 2014	$8.86	0.27	2.06	2.33	(0.22)	(2.57)	(2.79)	$8.40	28.60%		$118,904,289	1.16%	2.95%	1.17%	88.98%
Year Ended December 31, 2013	$9.43	0.12	0.14	0.26	(0.12)	(0.71)	(0.83)	$8.86	2.70%		$74,142,051	1.19%	1.29%	1.20%	149.86%
Year Ended December 31, 2012	$9.02	0.09	1.32	1.41	(0.08)	(0.92)	(1.00)	$9.43	15.58%		$71,140,430	1.19%	0.91%	1.19%	18.51%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Real Estate Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Flexible Moderate Growth Fund.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Brookfield Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.70%
$500 million up to $1 billion	0.65%
$1 billion and more	0.60%

The Trust and NFA have entered into a written contract waiving 0.013% of investment advisory fees of the Fund until April 30, 2017. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $18,564, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.70%, and after contractual fee waivers was 0.69%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $70,228 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $587.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $213,948.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $159,142,897 and sales of $166,868,068 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017 the Fund recaptured $21,135 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$288,598,370	$14,475,349	$(21,233,384)	$(6,758,035)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

18

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

20

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

21

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Semiannual Report

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

SAR-MCV 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	American Century NVIT Multi Cap Value Fund

Asset Allocation†

Common Stocks	97.1%
Exchange Traded Fund	0.9%
Repurchase Agreement††	0.0%
Forward Foreign Currency Contracts††	(0.0)%
Other assets in excess of liabilities	2.0%
100.0%

Top Industries†††

Banks	14.3%
Oil, Gas & Consumable Fuels	13.5%
Pharmaceuticals	10.0%
Capital Markets	4.4%
Energy Equipment & Services	3.8%
Health Care Equipment & Supplies	3.8%
Diversified Telecommunication Services	3.7%
Insurance	3.7%
Industrial Conglomerates	3.6%
Semiconductors & Semiconductor Equipment	3.4%
Other Industries*	35.8%
100.0%

Top Holdings†††

General Electric Co.	3.3%
JPMorgan Chase & Co.	3.3%
Wells Fargo & Co.	2.9%
Pfizer, Inc.	2.8%
Procter & Gamble Co. (The)	2.8%
Bank of America Corp.	2.3%
Johnson & Johnson	2.3%
Merck & Co., Inc.	2.2%
Chevron Corp.	2.1%
AT&T, Inc.	2.0%
Other Holdings*	74.0%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

5

Shareholder Expense Example	American Century NVIT Multi Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Century NVIT Multi Cap Value Fund June 30, 2017			Beginning Account Value($) 01/01/17	Ending Account Value($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,012.80	4.39	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class II Shares	Actual	(b)	1,000.00	1,012.30	5.24	1.05
	Hypothetical	(b)(c)	1,000.00	1,019.59	5.26	1.05

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 97.1%

	Shares	Market Value

Aerospace & Defense 1.3%
Textron, Inc.	57,073	$2,688,139
United Technologies Corp.	24,120	2,945,293

		5,633,432

Automobiles 1.2%
General Motors Co.	94,243	3,291,908
Honda Motor Co. Ltd.	57,500	1,575,390

		4,867,298

Banks 14.0%
Bank of America Corp.	398,370	9,664,456
BB&T Corp.	84,020	3,815,348
BOK Financial Corp.	15,010	1,262,791
Comerica, Inc.	25,535	1,870,184
Cullen/Frost Bankers, Inc.	8,900	835,799
JPMorgan Chase & Co.	149,466	13,661,192
M&T Bank Corp.	15,557	2,519,456
PNC Financial Services Group, Inc. (The)	45,966	5,739,775
US Bancorp	151,078	7,843,970
Wells Fargo & Co.	213,917	11,853,141

		59,066,112

Beverages 0.2%
PepsiCo, Inc.	8,370	966,651

Biotechnology 0.3%
AbbVie, Inc.	17,720	1,284,877

Building Products 1.0%
Johnson Controls International plc	101,572	4,404,162

Capital Markets 4.3%
Ameriprise Financial, Inc.	11,330	1,442,196
Franklin Resources, Inc.	32,580	1,459,258
Goldman Sachs Group, Inc. (The)	19,572	4,343,027
Invesco Ltd.	55,683	1,959,485
Northern Trust Corp.	36,532	3,551,276
State Street Corp.	40,063	3,594,853
T Rowe Price Group, Inc.	24,860	1,844,860

		18,194,955

Commercial Services & Supplies 0.3%
Republic Services, Inc.	20,078	1,279,571

Communications Equipment 2.0%
Cisco Systems, Inc.	265,985	8,325,330

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class A*	24	6,112,800
Berkshire Hathaway, Inc., Class B*	14,650	2,481,270

		8,594,070

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services 3.6%
AT&T, Inc.	221,666	$8,363,458
CenturyLink, Inc. (a)	41,519	991,474
Level 3 Communications, Inc.*	24,660	1,462,338
Verizon Communications, Inc.	99,720	4,453,495

		15,270,765

Electric Utilities 1.9%
Edison International	49,779	3,892,220
PG&E Corp.	64,199	4,260,888

		8,153,108

Electrical Equipment 1.4%
Emerson Electric Co.	71,140	4,241,367
Hubbell, Inc.	13,172	1,490,675

		5,732,042

Electronic Equipment, Instruments & Components 1.8%
Keysight Technologies, Inc.*	82,569	3,214,411
TE Connectivity Ltd.	52,891	4,161,464

		7,375,875

Energy Equipment & Services 3.8%
Baker Hughes, Inc.	34,957	1,905,506
Halliburton Co.	49,965	2,134,005
Helmerich & Payne, Inc.	20,881	1,134,673
National Oilwell Varco, Inc.	95,120	3,133,253
Schlumberger Ltd.	114,340	7,528,146

		15,835,583

Equity Real Estate Investment Trusts (REITs) 0.5%
Weyerhaeuser Co.	61,950	2,075,325

Food & Staples Retailing 2.7%
CVS Health Corp.	43,160	3,472,654
Sysco Corp.	30,446	1,532,347
Wal-Mart Stores, Inc.	83,393	6,311,182

		11,316,183

Food Products 3.1%
Conagra Brands, Inc.	87,595	3,132,397
General Mills, Inc.	44,350	2,456,990
Kellogg Co.	34,120	2,369,975
Mondelez International, Inc., Class A	121,536	5,249,140

		13,208,502

Health Care Equipment & Supplies 3.8%
Abbott Laboratories	85,430	4,152,752
Medtronic plc	68,736	6,100,320
STERIS plc	15,933	1,298,540
Zimmer Biomet Holdings, Inc.	33,340	4,280,856

		15,832,468

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services 2.5%
Cardinal Health, Inc.	15,820	$1,232,695
Express Scripts Holding Co.*	44,654	2,850,711
HCA Healthcare, Inc.*	11,390	993,208
LifePoint Health, Inc.*	49,966	3,355,217
McKesson Corp.	11,380	1,872,465

		10,304,296

Hotels, Restaurants & Leisure 0.3%
Carnival Corp.	20,335	1,333,366

Household Products 2.7%
Procter & Gamble Co. (The)	130,677	11,388,501

Industrial Conglomerates 3.5%
General Electric Co.	506,384	13,677,431
Koninklijke Philips NV	27,908	993,488

		14,670,919

Insurance 3.6%
Aflac, Inc.	26,956	2,093,942
Chubb Ltd.	28,622	4,161,066
MetLife, Inc.	72,135	3,963,097
Reinsurance Group of America, Inc.	25,000	3,209,750
Unum Group	36,980	1,724,378

		15,152,233

Leisure Products 0.7%
Mattel, Inc.	135,929	2,926,551

Media 0.4%
Discovery Communications, Inc., Class A*	59,272	1,530,996

Metals & Mining 0.4%
BHP Billiton Ltd.	95,290	1,698,441

Multiline Retail 0.8%
Target Corp.	60,339	3,155,126

Oil, Gas & Consumable Fuels 13.2%
Anadarko Petroleum Corp.	71,863	3,258,268
Apache Corp.	27,968	1,340,506
Chevron Corp.	82,111	8,566,641
Cimarex Energy Co.	26,563	2,497,188
ConocoPhillips	82,480	3,625,821
Devon Energy Corp.	95,046	3,038,621
EOG Resources, Inc.	27,566	2,495,274
EQT Corp.	84,748	4,965,385
Exxon Mobil Corp.	77,707	6,273,286
Imperial Oil Ltd.	37,819	1,102,374
Noble Energy, Inc.	172,242	4,874,449
Occidental Petroleum Corp.	108,014	6,466,798
Royal Dutch Shell plc, Class B	57,330	1,539,105
TOTAL SA (a)	108,051	5,364,410

		55,408,126

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals 9.8%
Allergan plc	14,230	$3,459,171
Bristol-Myers Squibb Co.	22,890	1,275,431
Johnson & Johnson	72,791	9,629,521
Merck & Co., Inc.	141,955	9,097,896
Pfizer, Inc.	340,730	11,445,121
Roche Holding AG	8,120	2,074,781
Teva Pharmaceutical Industries Ltd., ADR-IL	129,851	4,313,650

		41,295,571

Road & Rail 1.4%
Heartland Express, Inc.	203,867	4,244,511
Werner Enterprises, Inc.	61,788	1,813,478

		6,057,989

Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	44,937	1,856,348
Intel Corp.	211,210	7,126,225
QUALCOMM, Inc.	66,650	3,680,413
Teradyne, Inc.	50,267	1,509,518

		14,172,504

Software 2.3%
Microsoft Corp.	40,595	2,798,213
Oracle Corp.	134,747	6,756,215

		9,554,428

Specialty Retail 1.2%
Advance Auto Parts, Inc.	31,625	3,687,159
Lowe’s Cos., Inc.	19,416	1,505,322

		5,192,481

Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.	5,612	808,240
Hewlett Packard Enterprise Co.	57,171	948,467
HP, Inc.	57,171	999,349

		2,756,056

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	38,814	1,837,455
Ralph Lauren Corp.	31,690	2,338,722

		4,176,177

Total Common Stocks (cost $350,062,570)		408,190,070

Exchange Traded Fund 0.9%
Exchange Traded Fund 0.9%
iShares Russell 1000 Value Fund	32,300	3,760,689

Total Exchange Traded Fund (cost $3,773,312)		3,760,689

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Repurchase Agreement 0.0%†

	Principal Amount	Market Value

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $97,462, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $99,402. (b)(c)	$97,453	$97,453

Total Repurchase Agreement (cost $97,453)		97,453

Total Investments (cost $353,933,335) (d) — 98.0%		412,048,212

Other assets in excess of liabilities — 2.0%		8,570,252

NET ASSETS — 100.0%		$420,618,464

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $92,277, which was collateralized by cash used to purchase a repurchase agreement with a value of $97,453.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $97,453.

(c)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

IL	Israel

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	JPMorgan Chase Bank	09/29/17	(76,470)	$(58,753)	$(58,710)	$43
Australian Dollar	JPMorgan Chase Bank	09/29/17	(1,601,587)	(1,213,779)	(1,229,619)	(15,840)
British Pound	Morgan Stanley Co., Inc.	09/29/17	(901,442)	(1,150,408)	(1,177,263)	(26,855)
Canadian Dollar	Morgan Stanley Co., Inc.	09/29/17	(1,111,028)	(840,648)	(857,922)	(17,274)
Euro	UBS AG	09/29/17	(4,261,867)	(4,787,525)	(4,890,277)	(102,752)
Japanese Yen	Credit Suisse International	09/29/17	(132,005,625)	(1,187,427)	(1,178,183)	9,244
Swiss Franc	Credit Suisse International	09/29/17	(1,539,552)	(1,595,333)	(1,614,609)	(19,276)

Total Short Contracts				$(10,833,873)	$(11,006,583)	$(172,710)

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund
Assets:
Investments, at value* (cost $353,835,882)	$411,950,759
Repurchase agreement, at value (cost $97,453)	97,453

Total Investments, at value (total cost $353,933,335)	412,048,212

Cash	12,968,974
Foreign currencies, at value (cost $4,449)	4,449
Interest and dividends receivable	632,393
Security lending income receivable	5,210
Receivable for investments sold	1,789,247
Receivable for capital shares issued	34,442
Reclaims receivable	1,225
Unrealized appreciation on forward foreign currency contracts (Note 2)	9,287
Prepaid expenses	2,484

Total Assets	427,495,923

Liabilities:
Payable for investments purchased	5,536,974
Payable for capital shares redeemed	690,378
Unrealized depreciation on forward foreign currency contracts (Note 2)	181,997
Payable upon return of securities loaned (Note 2)	97,453
Accrued expenses and other payables:
Investment advisory fees	198,085
Fund administration fees	13,829
Distribution fees	26,374
Administrative servicing fees	86,284
Accounting and transfer agent fees	250
Custodian fees	1,698
Compliance program costs (Note 3)	411
Professional fees	22,890
Printing fees	16,936
Other	3,900

Total Liabilities	6,877,459

Net Assets	$420,618,464

Represented by:
Capital	$332,855,159
Accumulated undistributed net investment income	5,145,293
Accumulated net realized gains from investments forward and foreign currency transactions	24,675,691
Net unrealized appreciation/(depreciation) from investments	58,114,877
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(172,710)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	154

Net Assets	$420,618,464

10

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund
Net Assets:
Class I Shares	$232,986,346
Class II Shares	187,632,118

Total	$420,618,464

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	14,049,200
Class II Shares	11,400,842

Total	25,450,042

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$16.58
Class II Shares	$16.46

*	Includes value of securities on loan of $92,277 (Note 2).

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund
INVESTMENT INCOME:
Dividend income	$5,024,417
Interest income	36,245
Income from securities lending (Note 2)	10,873
Foreign tax withholding	(28,837)

Total Income	5,042,698

EXPENSES:
Investment advisory fees	1,223,219
Fund administration fees	84,612
Distribution fees Class II Shares	237,177
Administrative servicing fees Class I Shares	299,323
Administrative servicing fees Class II Shares	237,177
Professional fees	22,469
Printing fees	11,711
Trustee fees	6,534
Custodian fees	7,389
Accounting and transfer agent fees	630
Compliance program costs (Note 3)	896
Other	4,805

Total expenses before fees waived	2,135,942

Distribution fees waived — Class II (Note 3)	(75,898)

Net Expenses	2,060,044

NET INVESTMENT INCOME	2,982,654

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	14,697,361
Net realized losses from forward and foreign currency transactions (Note 2)	(593,391)

Net realized gains from investments, forward and foreign currency transactions	14,103,970

Net change in unrealized appreciation/(depreciation) from investments	(11,534,922)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(95,226)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	86

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(11,630,062)

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	2,473,908

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,456,562

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	American Century NVIT Multi Cap Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$2,982,654	$6,194,123
Net realized gains from investments, forward and foreign currency transactions	14,103,970	13,133,724
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(11,630,062)	53,865,760

Change in net assets resulting from operations	5,456,562	73,193,607

Distributions to Shareholders From:
Net investment income:
Class I	—	(5,371,223)
Class II	—	(3,753,300)
Net realized gains:
Class I	—	(22,330,523)
Class II	—	(16,128,316)

Change in net assets from shareholder distributions	—	(47,583,362)

Change in net assets from capital transactions	(18,264,256)	25,970,001

Change in net assets	(12,807,694)	51,580,246

Net Assets:
Beginning of period	433,426,158	381,845,912

End of period	$420,618,464	$433,426,158

Accumulated undistributed net investment income at end of period	$5,145,293	$2,162,639

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,695,946	$6,534,601
Dividends reinvested	—	27,701,746
Cost of shares redeemed	(16,963,107)	(30,014,403)

Total Class I Shares	(14,267,161)	4,221,944

Class II Shares
Proceeds from shares issued	10,809,610	22,628,887
Dividends reinvested	—	19,881,616
Cost of shares redeemed	(14,806,705)	(20,762,446)

Total Class II Shares	(3,997,095)	21,748,057

Change in net assets from capital transactions	$(18,264,256)	$25,970,001

13

Statements of Changes in Net Assets (Continued)

	American Century NVIT Multi Cap Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	162,509	401,558
Reinvested	—	1,806,010
Redeemed	(1,019,833)	(1,888,898)

Total Class I Shares	(857,324)	318,670

Class II Shares
Issued	655,867	1,410,398
Reinvested	—	1,306,986
Redeemed	(898,688)	(1,321,612)

Total Class II Shares	(242,821)	1,395,772

Total change in shares	(1,100,145)	1,714,442

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Multi Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$16.37	0.12	0.09	0.21	–	–	–	$16.58	1.28%		$232,986,346	0.88%	1.46%	0.88%	16.26%
Year Ended December 31, 2016	$15.41	0.26	2.73	2.99	(0.38)	(1.65)	(2.03)	$16.37	20.44%		$244,068,538	0.89%	1.66%	0.89%	45.89%
Year Ended December 31, 2015	$19.16	0.34	(1.29)	(0.95)	(0.42)	(2.38)	(2.80)	$15.41	(4.27%	)	$224,787,908	0.89%	1.93%	0.89%	45.21%
Year Ended December 31, 2014	$19.39	0.33	2.15	2.48	(0.40)	(2.31)	(2.71)	$19.16	13.12%		$268,170,178	0.88%	1.68%	0.88%	40.85%
Year Ended December 31, 2013	$15.26	0.30	4.52	4.82	(0.34)	(0.35)	(0.69)	$19.39	31.90%		$268,063,713	0.89%	1.69%	0.89%	48.11%
Year Ended December 31, 2012	$14.00	0.27	1.77	2.04	(0.15)	(0.63)	(0.78)	$15.26	14.66%		$234,721,079	0.91%	1.80%	0.91%	44.60%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$16.26	0.11	0.09	0.20	–	–	–	$16.46	1.23%		$187,632,118	1.05%	1.30%	1.13%	16.26%
Year Ended December 31, 2016	$15.33	0.24	2.70	2.94	(0.36)	(1.65)	(2.01)	$16.26	20.21%		$189,357,620	1.06%	1.49%	1.14%	45.89%
Year Ended December 31, 2015	$19.08	0.31	(1.28)	(0.97)	(0.40)	(2.38)	(2.78)	$15.33	(4.44%	)	$157,058,004	1.06%	1.76%	1.14%	45.21%
Year Ended December 31, 2014	$19.32	0.30	2.14	2.44	(0.37)	(2.31)	(2.68)	$19.08	12.95%		$180,377,214	1.05%	1.51%	1.13%	40.85%
Year Ended December 31, 2013	$15.21	0.27	4.50	4.77	(0.31)	(0.35)	(0.66)	$19.32	31.67%		$173,892,352	1.06%	1.52%	1.14%	48.11%
Year Ended December 31, 2012	$13.96	0.24	1.76	2.00	(0.12)	(0.63)	(0.75)	$15.21	14.45%		$145,274,946	1.08%	1.63%	1.16%	44.60%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the American Century NVIT Multi Cap Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a) Security	Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,633,432	$—	$—	$5,633,432
Automobiles	3,291,908	1,575,390	—	4,867,298
Banks	59,066,112	—	—	59,066,112
Beverages	966,651	—	—	966,651
Biotechnology	1,284,877	—	—	1,284,877
Building Products	4,404,162	—	—	4,404,162
Capital Markets	18,194,955	—	—	18,194,955
Commercial Services & Supplies	1,279,571	—	—	1,279,571
Communications Equipment	8,325,330	—	—	8,325,330
Diversified Financial Services	8,594,070	—	—	8,594,070
Diversified Telecommunication Services	15,270,765	—	—	15,270,765
Electric Utilities	8,153,108	—	—	8,153,108
Electrical Equipment	5,732,042	—	—	5,732,042
Electronic Equipment, Instruments & Components	7,375,875	—	—	7,375,875
Energy Equipment & Services	15,835,583	—	—	15,835,583
Equity Real Estate Investment Trusts (REITs)	2,075,325	—	—	2,075,325
Food & Staples Retailing	11,316,183	—	—	11,316,183
Food Products	13,208,502	—	—	13,208,502
Health Care Equipment & Supplies	15,832,468	—	—	15,832,468
Health Care Providers & Services	10,304,296	—	—	10,304,296
Hotels, Restaurants & Leisure	1,333,366	—	—	1,333,366
Household Products	11,388,501	—	—	11,388,501
Industrial Conglomerates	13,677,431	993,488	—	14,670,919
Insurance	15,152,233	—	—	15,152,233
Leisure Products	2,926,551	—	—	2,926,551
Media	1,530,996	—	—	1,530,996
Metals & Mining	–	1,698,441	—	1,698,441
Multiline Retail	3,155,126	—	—	3,155,126
Oil, Gas & Consumable Fuels	48,504,611	6,903,515	—	55,408,126
Pharmaceuticals	39,220,790	2,074,781	—	41,295,571
Road & Rail	6,057,989	—	—	6,057,989
Semiconductors & Semiconductor Equipment	14,172,504	—	—	14,172,504
Software	9,554,428	—	—	9,554,428
Specialty Retail	5,192,481	—	—	5,192,481
Technology Hardware, Storage & Peripherals	2,756,056	—	—	2,756,056
Textiles, Apparel & Luxury Goods	4,176,177	—	—	4,176,177
Total Common Stocks	$394,944,455	$13,245,615	$—	$408,190,070
Exchange Traded Fund	3,760,689	—	—	3,760,689
Forward Foreign Currency Contracts	—	9,287	—	9,287
Repurchase Agreement	—	97,453	—	97,453
Total Assets	$398,705,144	$13,352,355	$—	$412,057,499
Liabilities:
Forward Foreign Currency Contracts	$—	$(181,997)	$—	$(181,997)
Total Liabilities	$—	$(181,997)	$—	$(181,997)
Total	$398,705,144	$13,170,358	$—	$411,875,502

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts,” if applicable.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$9,287
Total		$9,287
Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(181,997)
Total		$(181,997)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(595,777)
Total	$(595,777)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(95,226)
Total	$(95,226)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased(a)	$(866,665)
Average Settlement Value Sold	$11,742,109

(a)	The Fund entered into forward foreign currency exchange contracts from January 3, 2017 through March 31, 2017 and again from April 3, 2017 through June 30, 2017.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2017:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$9,287	$—	$9,287
Total	$9,287	$—	$9,287

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Credit Suisse International	$9,244	$(9,244)	$—	$—
JPMorgan Chase Bank	43	(43)	—	—
Total	$9,287	$(9,287)	$—	$—

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(181,997)	$—	$(181,997)
Total	$(181,997)	$—	$(181,997)

Amounts designated as “—” are zero.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Credit Suisse International	$(19,276)	$9,244	$—	$(10,032)
JPMorgan Chase Bank	(15,840)	43	—	(15,797)
Morgan Stanley Co., Inc.	(44,129)	—	—	(44,129)
UBS AG	(102,752)	—	—	(102,752)
Total	$(181,997)	$9,287	$—	$(172,710)

Amounts designated as “—” are zero.

(d)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $97,453, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repo on a gross basis was as follows:

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $357,000,000.

At June 30, 2017, the Fund’s investment in the joint repo was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repo was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
ML Pierce Fenner & Smith, Inc.	$97,453	$—	$97,453	$(97,453)	$—
Total	$97,453	$—	$97,453	$(97,453)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for the Fund’s undivided interest in the joint repo and related collateral.

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.57%
$500 million up to $1 billion	0.55%
$1 billion and more	0.53%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.57%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, without any exclusions for Rule 12b-1 fees or administrative services fees, from exceeding the amounts listed in the table below until April 30, 2018.

Class	Expense Limitation
Class I	0.92%
Class II	1.09%

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $84,612 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $896.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.08% of these fees for Class II shares of the Fund until at least April 30, 2018. During the six months ended June 30, 2017, the waiver of such distribution fees by NFD amounted to $75,898, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.25% and 0.25% for Class I and Class II shares, respectively, for a total amount of $536,500.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

$100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $68,419,574 and sales of $79,646,528 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$359,295,397	$65,225,867	$(12,473,052)	$52,752,815

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

28

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

30

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

32

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

33

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

34

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

35

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

36

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

37

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

38

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

39

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

40

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

41

Semiannual Report

June 30, 2017 (Unaudited)

NVIT CardinalSM Aggressive Fund

SAR-CD-AG 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT CardinalSM Aggressive Fund

Asset Allocation†

Equity Funds	90.0%
Fixed Income Funds	10.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	19.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	16.9%
NVIT Multi-Manager International Value Fund, Class Y	13.1%
NVIT Multi-Manager International Growth Fund, Class Y	12.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.5%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	6.5%
Nationwide International Small Cap Fund, Class R6	6.0%
NVIT Core Plus Bond Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	5.0%
NVIT Core Bond Fund, Class Y	4.0%
Other Holdings	5.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT CardinalSM Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Aggressive Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,091.70	1.71	0.33
	Hypothetical	(c)(d)	1,000.00	1,023.16	1.66	0.33
Class II Shares	Actual	(c)	1,000.00	1,090.70	2.18	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT  CardinalSM Aggressive Fund

Investment Companies 100.0%

	Shares	Market Value

Equity Funds 90.0%
Nationwide International Small Cap Fund, Class R6 * (a)	566,519	$6,509,308
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,171,022	12,986,634
NVIT Multi-Manager International Value Fund, Class Y (a)	1,324,206	14,129,281
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	1,460,348	18,283,562
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	1,931,913	20,594,191
NVIT Multi-Manager Mid Cap Growth Fund, Class Y * (a)	601,024	7,019,960
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	707,305	8,112,793
NVIT Multi-Manager Small Cap Growth Fund, Class Y * (a)	240,638	4,321,867
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	356,993	5,390,588

Total Equity Funds (cost $96,357,585)		97,348,184

Fixed Income Funds 10.0%
Nationwide Bond Fund, Class R6 (a)	111,346	1,080,056
NVIT Core Bond Fund, Class Y (a)	395,145	4,322,889
NVIT Core Plus Bond Fund, Class Y (a)	472,399	5,404,249

Total Fixed Income Funds (cost $10,790,456)		10,807,194

Total Investment Companies (cost $107,148,041)		108,155,378

Total Investments (cost $107,148,041) (b) — 100.0%		108,155,378
Liabilities in excess of other assets — 0.0%†		(48,254)

NET ASSETS — 100.0%		$108,107,124

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT CardinalSM Aggressive Fund
Assets:
Investments in affiliates, at value (cost $107,148,041)	$108,155,378
Receivable for capital shares issued	33,475
Reimbursement from investment adviser (Note 3)	908
Prepaid expenses	564

Total Assets	108,190,325

Liabilities:
Payable for investments purchased	27,302
Payable for capital shares redeemed	6,173
Accrued expenses and other payables:
Investment advisory fees	8,897
Fund administration fees	5,214
Distribution fees	6,264
Administrative servicing fees	13,298
Accounting and transfer agent fees	41
Custodian fees	492
Compliance program costs (Note 3)	101
Professional fees	6,428
Printing fees	5,138
Other	3,853

Total Liabilities	83,201

Net Assets	$108,107,124

Represented by:
Capital	$100,675,761
Accumulated undistributed net investment income	140,178
Accumulated net realized gains from affiliated investments	6,283,848
Net unrealized appreciation/(depreciation) from investments in affiliates	1,007,337

Net Assets	$108,107,124

Net Assets:
Class I Shares	$23,912,897
Class II Shares	84,194,227

Total	$108,107,124

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,361,974
Class II Shares	8,335,789

Total	10,697,763

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.12
Class II Shares	$10.10

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT CardinalSM Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$14,047

Total Income	14,047

EXPENSES:
Investment advisory fees	103,369
Fund administration fees	31,166
Distribution fees Class II Shares	102,069
Administrative servicing fees Class I Shares	16,286
Administrative servicing fees Class II Shares	61,242
Professional fees	7,883
Printing fees	4,857
Trustee fees	1,583
Custodian fees	1,804
Accounting and transfer agent fees	166
Compliance program costs (Note 3)	211
Other	1,781

Total expenses before fees waived and expenses reimbursed	332,417

Distribution fees waived — Class II (Note 3)	(65,325)
Investment advisory fees waived (Note 3)	(51,684)
Expenses reimbursed by adviser (Note 3)	(8,042)

Net Expenses	207,366

NET INVESTMENT LOSS	(193,319)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(939,578)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	10,160,089

Net realized/unrealized gains from affiliated investments	9,220,511

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,027,192

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Aggressive Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(193,319)	$1,330,891
Net realized gains/(losses) from affiliated investments	(939,578)	7,636,285
Net change in unrealized appreciation/(depreciation) from investments in affiliates	10,160,089	(1,245,150)

Change in net assets resulting from operations	9,027,192	7,722,026

Distributions to Shareholders From:
Net investment income:
Class I	–	(454,060)
Class II	–	(1,802,681)
Net realized gains:
Class I	–	(1,488,795)
Class II	–	(6,412,486)

Change in net assets from shareholder distributions	–	(10,158,022)

Change in net assets from capital transactions	(897,161)	7,207,037

Change in net assets	8,130,031	4,771,041

Net Assets:
Beginning of period	99,977,093	95,206,052

End of period	$108,107,124	$99,977,093

Accumulated undistributed net investment income at end of period	$140,178	$333,497

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,296,405	$4,816,176
Dividends reinvested	–	1,942,855
Cost of shares redeemed	(1,457,925)	(3,339,058)

Total Class I Shares	1,838,480	3,419,973

Class II Shares
Proceeds from shares issued	3,955,376	7,030,414
Dividends reinvested	–	8,215,167
Cost of shares redeemed	(6,691,017)	(11,458,517)

Total Class II Shares	(2,735,641)	3,787,064

Change in net assets from capital transactions	$(897,161)	$7,207,037

10

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Aggressive Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	335,893	516,413
Reinvested	–	215,568
Redeemed	(149,907)	(355,214)

Total Class I Shares	185,986	376,767

Class II Shares
Issued	407,148	754,030
Reinvested	–	914,132
Redeemed	(692,341)	(1,222,833)

Total Class II Shares	(285,193)	445,329

Total change in shares	(99,207)	822,096

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.27	(0.01)	0.86	0.85	–	–	–	$10.12	9.17%		$23,912,897	0.33%	(0.30%	)	0.45%	14.71%
Year Ended December 31, 2016	$9.56	0.14	0.61	0.75	(0.23)	(0.81)	(1.04)	$9.27	8.33%		$20,179,899	0.33%	1.54%		0.43%	14.18%
Year Ended December 31, 2015	$10.90	0.09	(0.26)	(0.17)	(0.30)	(0.87)	(1.17)	$9.56	(1.58%	)	$17,196,528	0.33%	0.85%		0.36%	14.33%
Year Ended December 31, 2014	$11.18	0.16	0.34	0.50	(0.24)	(0.54)	(0.78)	$10.90	4.48%		$16,291,200	0.33%	1.47%		0.37%	20.16%
Year Ended December 31, 2013	$8.93	0.12	2.50	2.62	(0.13)	(0.24)	(0.37)	$11.18	29.65%		$14,073,153	0.33%	1.18%		0.43%	25.70%
Year Ended December 31, 2012	$8.09	0.06	1.24	1.30	(0.09)	(0.37)	(0.46)	$8.93	16.22%		$8,511,164	0.33%	0.71%		0.49%	18.50%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.26	(0.02)	0.86	0.84	–	–	–	$10.10	9.07%		$84,194,227	0.42%	(0.39%	)	0.70%	14.71%
Year Ended December 31, 2016	$9.54	0.13	0.62	0.75	(0.22)	(0.81)	(1.03)	$9.26	8.36%		$79,797,194	0.42%	1.37%		0.68%	14.18%
Year Ended December 31, 2015	$10.89	0.09	(0.28)	(0.19)	(0.29)	(0.87)	(1.16)	$9.54	(1.75%	)	$78,009,524	0.42%	0.81%		0.61%	14.33%
Year Ended December 31, 2014	$11.16	0.16	0.34	0.50	(0.23)	(0.54)	(0.77)	$10.89	4.50%		$68,606,775	0.42%	1.41%		0.62%	20.16%
Year Ended December 31, 2013	$8.92	0.12	2.48	2.60	(0.12)	(0.24)	(0.36)	$11.16	29.47%		$54,302,515	0.42%	1.16%		0.68%	25.70%
Year Ended December 31, 2012	$8.08	0.05	1.25	1.30	(0.09)	(0.37)	(0.46)	$8.92	16.15%		$30,727,710	0.42%	0.61%		0.74%	18.50%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Aggressive Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $51,684, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers and expense reimbursements was 0.20%, after contractual fee waivers was 0.10%, and after contractual fee waivers and expense reimbursements was 0.08%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$31,659	$30,392	$29,849	$8,042	$99,942

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $31,166 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $211.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2018. During the six months ended June 30, 2017, the waiver of such distribution fees by NFD amounted to $65,325, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $77,528.

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund, in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide International Small Cap Fund, Class R6	$—	$6,218,745	$333,157	$6,509,308	566,519	$—	$17,566	$—
NVIT Multi-Manager International Growth Fund, Class Y	13,043,359	1,346,657	3,108,723	12,986,634	1,171,022	—	(174,005)	—
NVIT Multi-Manager International Value Fund, Class Y	16,021,887	841,588	4,292,057	14,129,281	1,324,206	—	(484,348)	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	16,882,763	466,299	1,376,962	18,283,562	1,460,348	—	91,672	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	20,028,472	1,424,340	1,740,693	20,594,191	1,931,913	—	(104,672)	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	6,006,547	574,400	391,199	7,019,960	601,024	—	(68,384)	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7,041,611	772,964	224,041	8,112,793	707,305	—	(10,891)	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y	3,040,446	1,048,131	166,487	4,321,867	240,638	—	(55,904)	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	6,041,320	549,613	1,291,970	5,390,588	356,993	—	(62,732)	—
NVIT Multi-Manager Small Company Fund, Class Y	2,040,155	12,025	2,089,394	—	—	—	(63,705)	—
Nationwide Bond Fund, Class R6	947,994	124,607	4,409	1,080,056	111,346	14,047	(89)	—
NVIT Core Bond Fund, Class Y	4,969,616	466,066	1,244,040	4,322,889	395,145	—	(21,453)	—
NVIT Core Plus Bond Fund, Class Y	3,966,951	1,485,396	163,955	5,404,249	472,399	—	(2,633)	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $15,330,831 and sales of $16,427,087 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$107,711,004	$1,624,150	$(1,179,776)	$444,374

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

20

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Moderately Conservative Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

21

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Cardinal Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees took into consideration the Adviser’s statements that the assets of the Funds are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Cardinal Moderately Aggressive Fund and NVIT Cardinal Moderate Fund each ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

than NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of those Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities, and that the performance of each of NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund was hurt by an equity security allocation at the bottom of the range of its peers. The Trustees also considered the Adviser’s statement that, for a number of the more conservatively managed of those Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund (each of which ranked in the fifth quintile of its performance universe for the three-year period ended August 31, 2016), the Trustees also considered that each Fund’s performance was affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees noted that as to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group.

The Trustees noted that, as to the remaining Funds, the actual advisory fee rates for each Fund (other than NVIT Cardinal Moderately Conservative Fund) ranked within the bottom two quintiles of its Broadridge expense group. As to NVIT Cardinal Moderately Conservative Fund, the Trustees noted that there was no quintile ranking with respect to actual advisory fees because of the small size of the peer groups for the Fund. The Trustees noted that the Adviser had implemented an advisory fee waiver and an increase in the Funds’ administrative services fee in order to enhance the comparability of the Funds’ advisory fees and total expense ratios with those of their peers in the past year that was not fully reflected in the Funds’ comparative expense numbers. The Trustees noted the Adviser’s statements that the advisory fee rates, adjusted to reflect these expense changes, for each of these Funds, was equal to or below the 60th percentile of its Broadridge expense group. The Trustees also noted the Adviser’s view that the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees due principally to the fact that many of the Funds’ peers, which are also funds-of-funds, do not charge an advisory fee at all. The Trustees noted that, for each of these Funds, its total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group for each Fund (other than NVIT Cardinal Moderately Aggressive Fund). As to NVIT Cardinal Moderately Aggressive Fund, the Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was less than one basis point above the 60th percentile of its expense group. The Trustees also considered the actual advisory fee rates and total expense ratios (including 12b-1/non-12b-1 fees) of the underlying funds in which the Funds invest.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Semiannual Report

June 30, 2017 (Unaudited)

NVIT CardinalSM Balanced Fund

SAR-CD-BAL 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT CardinalSM Balanced Fund

Asset Allocation†

Equity Funds	50.0%
Fixed Income Funds	50.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Core Plus Bond Fund, Class Y	17.0%
NVIT Short Term Bond Fund, Class Y	14.0%
NVIT Core Bond Fund, Class Y	14.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	13.5%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	9.5%
NVIT Multi-Manager International Value Fund, Class Y	7.5%
Nationwide Bond Fund, Class R6	5.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.0%
NVIT Multi-Manager International Growth Fund, Class Y	4.5%
Nationwide International Small Cap Fund, Class R6	3.0%
Other Holdings	7.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT CardinalSM Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Balanced Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,059.10	1.43	0.28
	Hypothetical	(c)(d)	1,000.00	1,023.41	1.40	0.28
Class II Shares	Actual	(c)	1,000.00	1,058.30	1.89	0.37
	Hypothetical	(c)(d)	1,000.00	1,022.96	1.86	0.37

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT CardinalSM Balanced Fund

Investment Companies 100.0%

	Shares	Market Value

Equity Funds 50.0%
Nationwide International Small Cap Fund, Class R6* (a)	6,316,482	$72,576,377
NVIT Multi-Manager International Growth Fund, Class Y (a)	9,784,054	108,505,154
NVIT Multi-Manager International Value Fund, Class Y (a)	16,966,448	181,031,995
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	18,300,737	229,125,231
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	30,546,087	325,621,292
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	6,191,706	72,319,131
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	10,516,795	120,627,637
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	1,352,254	24,286,478
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	4,789,346	72,319,131

Total Equity Funds (cost $1,090,724,677)		1,206,412,426

Fixed Income Funds 50.0%
Nationwide Bond Fund, Class R6 (a)	12,456,917	120,832,094
NVIT Core Bond Fund, Class Y (a)	30,838,776	337,376,212
NVIT Core Plus Bond Fund, Class Y (a)	35,843,999	410,055,345
NVIT Short Term Bond Fund, Class Y (a)	32,407,226	337,683,300

Total Fixed Income Funds (cost $1,212,012,860)		1,205,946,951

Total Investment Companies (cost $2,302,737,537)		2,412,359,377

Total Investments (cost $2,302,737,537) (b) — 100.0%		2,412,359,377
Liabilities in excess of other assets — 0.0%†		(724,208)

NET ASSETS — 100.0%		$2,411,635,169

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

7

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT CardinalSM Balanced Fund
Assets:
Investments in affiliates, at value (cost $2,302,737,537)	$2,412,359,377
Receivable for capital shares issued	7,904,831
Prepaid expenses	13,522

Total Assets	2,420,277,730

Liabilities:
Payable for investments purchased	7,904,565
Payable for capital shares redeemed	266
Accrued expenses and other payables:
Investment advisory fees	187,390
Fund administration fees	45,886
Distribution fees	167,336
Administrative servicing fees	297,566
Accounting and transfer agent fees	773
Custodian fees	14,277
Compliance program costs (Note 3)	2,387
Professional fees	10,834
Printing fees	9,639
Other	1,642

Total Liabilities	8,642,561

Net Assets	$2,411,635,169

Represented by:
Capital	$2,140,545,395
Accumulated undistributed net investment income	3,537,192
Accumulated net realized gains from affiliated investments	157,930,742
Net unrealized appreciation/(depreciation) from investments in affiliates	109,621,840

Net Assets	$2,411,635,169

Net Assets:
Class I Shares	$149,988,183
Class II Shares	2,261,646,986

Total	$2,411,635,169

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,081,688
Class II Shares	197,806,562

Total	210,888,250

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.47
Class II Shares	$11.43

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT CardinalSM Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,627,677

Total Income	1,627,677

EXPENSES:
Investment advisory fees	2,335,199
Fund administration fees	276,964
Distribution fees Class II Shares	2,779,357
Administrative servicing fees Class I Shares	133,736
Administrative servicing fees Class II Shares	1,667,622
Professional fees	46,079
Printing fees	10,222
Trustee fees	36,536
Custodian fees	44,800
Accounting and transfer agent fees	1,227
Compliance program costs (Note 3)	4,918
Other	22,083

Total expenses before earnings credit and fees waived	7,358,743

Earnings credit (Note 5)	(46)
Distribution fees waived — Class II (Note 3)	(1,778,808)
Investment advisory fees waived (Note 3)	(1,200,891)

Net Expenses	4,378,998

NET INVESTMENT LOSS	(2,751,321)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	48,724,760
Net change in unrealized appreciation/(depreciation) from investments in affiliates	91,531,386

Net realized/unrealized gains from affiliated investments	140,256,146

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$137,504,825

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Balanced Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(2,751,321)	$44,316,250
Net realized gains from affiliated investments	48,724,760	116,105,909
Net change in unrealized appreciation/(depreciation) from investments in affiliates	91,531,386	(18,745,993)

Change in net assets resulting from operations	137,504,825	141,676,166

Distributions to Shareholders From:
Net investment income:
Class I	–	(5,058,690)
Class II	–	(57,446,715)
Net realized gains:
Class I	–	(8,721,518)
Class II	–	(103,732,342)

Change in net assets from shareholder distributions	–	(174,959,265)

Change in net assets from capital transactions	(121,722,719)	100,447,233

Change in net assets	15,782,106	67,164,134

Net Assets:
Beginning of period	2,395,853,063	2,328,688,929

End of period	$2,411,635,169	$2,395,853,063

Accumulated undistributed net investment income at end of period	$3,537,192	$6,288,513

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,634,811	$4,205,761
Dividends reinvested	–	13,780,208
Cost of shares redeemed	(52,746,891)	(4,492,945)

Total Class I Shares	(50,112,080)	13,493,024

Class II Shares
Proceeds from shares issued	11,964,141	31,689,505
Dividends reinvested	–	161,179,057
Cost of shares redeemed	(83,574,780)	(105,914,353)

Total Class II Shares	(71,610,639)	86,954,209

Change in net assets from capital transactions	$(121,722,719)	$100,447,233

10

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Balanced Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	235,562	383,715
Reinvested	–	1,273,834
Redeemed	(4,677,321)	(409,610)

Total Class I Shares	(4,441,759)	1,247,939

Class II Shares
Issued	1,056,071	2,902,074
Reinvested	–	14,937,779
Redeemed	(7,483,916)	(9,638,152)

Total Class II Shares	(6,427,845)	8,201,701

Total change in shares	(10,869,604)	9,449,640

Amounts designated as “–“ are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.83	(0.01)	0.65	0.64	–	–	–	$11.47	5.91%		$149,988,183	0.28%	(0.15%	)	0.38%	8.33%
Year Ended December 31, 2016	$10.99	0.22	0.46	0.68	(0.30)	(0.54)	(0.84)	$10.83	6.28%		$189,719,048	0.28%	2.00%		0.35%	6.93%
Year Ended December 31, 2015	$11.87	0.17	(0.29)	(0.12)	(0.32)	(0.44)	(0.76)	$10.99	(1.05%	)	$178,861,267	0.28%	1.40%		0.28%	10.92%
Year Ended December 31, 2014	$11.93	0.19	0.34	0.53	(0.29)	(0.30)	(0.59)	$11.87	4.46%		$180,419,352	0.28%	1.56%		0.28%	2.25%
Year Ended December 31, 2013	$10.80	0.16	1.42	1.58	(0.20)	(0.25)	(0.45)	$11.93	14.72%		$172,153,686	0.29%	1.38%		0.29%	6.39%
Year Ended December 31, 2012	$9.98	0.14	0.98	1.12	(0.17)	(0.13)	(0.30)	$10.80	11.24%		$150,830,174	0.29%	1.32%		0.29%	8.90%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.80	(0.01)	0.64	0.63	–	–	–	$11.43	5.83%		$2,261,646,986	0.37%	(0.24%	)	0.63%	8.33%
Year Ended December 31, 2016	$10.97	0.21	0.45	0.66	(0.29)	(0.54)	(0.83)	$10.80	6.11%		$2,206,134,015	0.37%	1.87%		0.60%	6.93%
Year Ended December 31, 2015	$11.84	0.15	(0.27)	(0.12)	(0.31)	(0.44)	(0.75)	$10.97	(1.06%	)	$2,149,827,662	0.37%	1.31%		0.53%	10.92%
Year Ended December 31, 2014	$11.91	0.18	0.33	0.51	(0.28)	(0.30)	(0.58)	$11.84	4.30%		$2,165,332,665	0.37%	1.50%		0.53%	2.25%
Year Ended December 31, 2013	$10.78	0.16	1.41	1.57	(0.19)	(0.25)	(0.44)	$11.91	14.66%		$1,961,250,733	0.38%	1.35%		0.54%	6.39%
Year Ended December 31, 2012	$9.97	0.14	0.96	1.10	(0.16)	(0.13)	(0.29)	$10.78	11.06%		$1,575,424,774	0.38%	1.30%		0.54%	8.90%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Balanced Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risks. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity Securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $1,200,891, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.19%, and after contractual fee waivers was 0.09%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP,

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until Month April, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $276,964 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $4,918.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2018. During the six months ended June 30, 2017, the waiver of such distribution fees by NFD amounted to $1,778,808, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires;

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $1,801,358.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide International Small Cap Fund, Class R6	$—	$73,116,816	$7,726,293	$72,576,377	6,316,482	$—	$427,218	$—
NVIT Multi-Manager International Growth Fund, Class Y	160,754,244	13,436	72,124,459	108,505,154	9,784,054	—	14,183,132	—
NVIT Multi-Manager International Value Fund, Class Y	197,909,186	9,023,021	44,989,357	181,031,995	16,966,448	—	1,279,746	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	264,672,620	2,992,273	72,822,969	229,125,231	18,300,737	—	18,930,189	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	315,620,757	15,011,737	19,043,600	325,621,292	30,546,087	—	3,546,962	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	74,066,980	294,737	11,988,732	72,319,131	6,191,706	—	1,328,405	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	125,771,956	102,893	14,140,161	120,627,637	10,516,795	—	1,621,031	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y	—	24,255,354	522,056	24,286,478	1,352,254	—	12,279	—

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
NVIT Multi-Manager Small Cap Value Fund, Class Y	$54,127,163	$23,609,710	$5,802,317	$72,319,131	4,789,346	$—	$1,789,564	$—
NVIT Multi-Manager Small Company Fund, Class Y	26,935,809	—	27,436,475	—	—	—	4,339,635	—
Nationwide Bond Fund, Class R6	117,319,417	6,955,617	4,830,146	120,832,094	12,456,917	1,627,677	(62,817)	—
NVIT Core Bond Fund, Class Y	328,385,692	16,002,960	16,074,718	337,376,212	30,838,776	—	742,963	—
NVIT Core Plus Bond Fund, Class Y	397,709,790	20,098,876	18,264,673	410,055,345	35,843,999	—	548,893	—
NVIT Short Term Bond Fund, Class Y	333,342,052	10,050,013	10,273,923	337,683,300	32,407,226	—	37,560	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $201,527,443 and sales of $326,039,879 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,303,923,312	$114,950,064	$(6,513,999)	$108,436,065

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

20

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Moderately Conservative Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

21

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Cardinal Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees took into consideration the Adviser’s statements that the assets of the Funds are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Cardinal Moderately Aggressive Fund and NVIT Cardinal Moderate Fund each ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

than NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of those Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities, and that the performance of each of NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund was hurt by an equity security allocation at the bottom of the range of its peers. The Trustees also considered the Adviser’s statement that, for a number of the more conservatively managed of those Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund (each of which ranked in the fifth quintile of its performance universe for the three-year period ended August 31, 2016), the Trustees also considered that each Fund’s performance was affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees noted that as to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group.

The Trustees noted that, as to the remaining Funds, the actual advisory fee rates for each Fund (other than NVIT Cardinal Moderately Conservative Fund) ranked within the bottom two quintiles of its Broadridge expense group. As to NVIT Cardinal Moderately Conservative Fund, the Trustees noted that there was no quintile ranking with respect to actual advisory fees because of the small size of the peer groups for the Fund. The Trustees noted that the Adviser had implemented an advisory fee waiver and an increase in the Funds’ administrative services fee in order to enhance the comparability of the Funds’ advisory fees and total expense ratios with those of their peers in the past year that was not fully reflected in the Funds’ comparative expense numbers. The Trustees noted the Adviser’s statements that the advisory fee rates, adjusted to reflect these expense changes, for each of these Funds, was equal to or below the 60th percentile of its Broadridge expense group. The Trustees also noted the Adviser’s view that the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees due principally to the fact that many of the Funds’ peers, which are also funds-of-funds, do not charge an advisory fee at all. The Trustees noted that, for each of these Funds, its total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group for each Fund (other than NVIT Cardinal Moderately Aggressive Fund). As to NVIT Cardinal Moderately Aggressive Fund, the Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was less than one basis point above the 60th percentile of its expense group. The Trustees also considered the actual advisory fee rates and total expense ratios (including 12b-1/non-12b-1 fees) of the underlying funds in which the Funds invest.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Semiannual Report

June 30, 2017 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

SAR-CD-CAP 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT CardinalSM Capital Appreciation Fund

Asset Allocation†

Equity Funds	70.0%
Fixed Income Funds	30.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	16.1%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	13.9%
NVIT Core Plus Bond Fund, Class Y	12.0%
NVIT Multi-Manager International Value Fund, Class Y	10.0%
NVIT Core Bond Fund, Class Y	10.0%
NVIT Multi-Manager International Growth Fund, Class Y	8.5%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.5%
NVIT Short Term Bond Fund, Class Y	5.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4.5%
Nationwide International Small Cap Fund, Class R6	4.0%
Other Holdings	9.5%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT CardinalSM Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Capital Appreciation Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,075.50	1.44	0.28
	Hypothetical	(c)(d)	1,000.00	1,023.41	1.40	0.28
Class II Shares	Actual	(c)	1,000.00	1,074.50	1.90	0.37
	Hypothetical	(c)(d)	1,000.00	1,022.96	1.86	0.37

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Investment Companies 100.0%

	Shares	Market Value

Equity Funds 70.0%
Nationwide International Small Cap Fund, Class R6* (a)	9,647,673	$110,851,764
NVIT Multi-Manager International Growth Fund, Class Y (a)	21,123,643	234,261,204
NVIT Multi-Manager International Value Fund, Class Y (a)	25,886,748	276,211,601
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	30,465,255	381,424,997
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	41,440,482	441,755,541
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	10,586,878	123,654,739
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	15,657,633	179,593,050
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	3,849,302	69,133,472
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	7,235,870	109,261,642

Total Equity Funds (cost $1,725,940,904)		1,926,148,010

Fixed Income Funds 30.0%
Nationwide Bond Fund, Class R6 (a)	8,567,791	83,107,573
NVIT Core Bond Fund, Class Y (a)	25,107,188	274,672,634
NVIT Core Plus Bond Fund, Class Y (a)	28,824,432	329,751,497
NVIT Short Term Bond Fund, Class Y (a)	13,275,302	138,328,651

Total Fixed Income Funds (cost $828,326,951)		825,860,355

Total Investment Companies (cost $2,554,267,855)		2,752,008,365

Total Investments (cost $2,554,267,855) (b) — 100.0%		2,752,008,365
Liabilities in excess of other assets — 0.0%†		(833,635)

NET ASSETS — 100.0%		$2,751,174,730

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $2,554,267,855)	$2,752,008,365
Receivable for capital shares issued	298,060
Prepaid expenses	15,198

Total Assets	2,752,321,623

Liabilities:
Payable for investments purchased	294,651
Payable for capital shares redeemed	3,409
Accrued expenses and other payables:
Investment advisory fees	210,496
Fund administration fees	52,095
Distribution fees	202,338
Administrative servicing fees	341,034
Accounting and transfer agent fees	866
Custodian fees	16,217
Compliance program costs (Note 3)	2,691
Professional fees	11,210
Printing fees	9,826
Other	2,060

Total Liabilities	1,146,893

Net Assets	$2,751,174,730

Represented by:
Capital	$2,326,647,455
Accumulated undistributed net investment income	5,053,898
Accumulated net realized gains from affiliated investments	221,732,867
Net unrealized appreciation/(depreciation) from investments in affiliates	197,740,510

Net Assets	$2,751,174,730

Net Assets:
Class I Shares	$28,272,122
Class II Shares	2,722,902,608

Total	$2,751,174,730

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,545,012
Class II Shares	245,320,714

Total	247,865,726

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.11
Class II Shares	$11.10

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,109,786

Total Income	1,109,786

EXPENSES:
Investment advisory fees	2,619,537
Fund administration fees	310,788
Distribution fees Class II Shares	3,363,662
Administrative servicing fees Class I Shares	20,100
Administrative servicing fees Class II Shares	2,018,207
Professional fees	50,688
Printing fees	9,794
Trustee fees	41,464
Custodian fees	50,464
Accounting and transfer agent fees	1,355
Compliance program costs (Note 3)	5,556
Other	25,342

Total expenses before earnings credit and fees waived	8,516,957

Earnings credit (Note 5)	(48)
Distribution fees waived — Class II (Note 3)	(2,152,767)
Investment advisory fees waived (Note 3)	(1,358,855)

Net Expenses	5,005,287

NET INVESTMENT LOSS	(3,895,501)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	44,196,891
Net change in unrealized appreciation/(depreciation) from investments in affiliates	157,019,705

Net realized/unrealized gains from affiliated investments	201,216,596

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$197,321,095

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Capital Appreciation Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(3,895,501)	$44,162,065
Net realized gains from affiliated investments	44,196,891	187,970,673
Net change in unrealized appreciation/(depreciation) from investments in affiliates	157,019,705	(46,233,696)

Change in net assets resulting from operations	197,321,095	185,899,042

Distributions to Shareholders From:
Net investment income:
Class I	—	(696,108)
Class II	—	(71,115,622)
Net realized gains:
Class I	—	(1,858,233)
Class II	—	(205,028,642)

Change in net assets from shareholder distributions	—	(278,698,605)

Change in net assets from capital transactions	(124,079,636)	30,879,852

Change in net assets	73,241,459	(61,919,711)

Net Assets:
Beginning of period	2,677,933,271	2,739,852,982

End of period	$2,751,174,730	$2,677,933,271

Accumulated undistributed net investment income at end of period	$5,053,898	$8,949,399

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,354,621	$7,110,591
Dividends reinvested	—	2,554,341
Cost of shares redeemed	(1,848,846)	(3,480,691)

Total Class I Shares	505,775	6,184,241

Class II Shares
Proceeds from shares issued	1,291,680	4,509,294
Dividends reinvested	—	276,144,264
Cost of shares redeemed	(125,877,091)	(255,957,947)

Total Class II Shares	(124,585,411)	24,695,611

Change in net assets from capital transactions	$(124,079,636)	$30,879,852

SHARE TRANSACTIONS:
Class I Shares
Issued	218,094	675,240
Reinvested	—	250,521
Redeemed	(172,284)	(328,364)

Total Class I Shares	45,810	597,397

Class II Shares
Issued	119,984	417,498
Reinvested	—	27,115,189
Redeemed	(11,630,025)	(24,112,405)

Total Class II Shares	(11,510,041)	3,420,282

Total change in shares	(11,464,231)	4,017,679

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Capital Appreciation Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.33	(0.01)	0.79	0.78	–	–	–	$11.11	7.55%		$28,272,122	0.28%	(0.20%	)	0.38%	8.80%
Year Ended December 31, 2016	$10.74	0.20	0.55	0.75	(0.30)	(0.86)	(1.16)	$10.33	7.32%		$25,818,194	0.28%	1.90%		0.35%	9.92%
Year Ended December 31, 2015	$12.08	0.14	(0.29)	(0.15)	(0.37)	(0.82)	(1.19)	$10.74	(1.15%	)	$20,417,971	0.28%	1.16%		0.28%	12.95%
Year Ended December 31, 2014	$12.23	0.19	0.39	0.58	(0.32)	(0.41)	(0.73)	$12.08	4.70%		$21,496,361	0.28%	1.56%		0.28%	7.27%
Year Ended December 31, 2013	$10.52	0.15	2.08	2.23	(0.19)	(0.33)	(0.52)	$12.23	21.44%		$19,611,753	0.28%	1.32%		0.28%	4.99%
Year Ended December 31, 2012	$9.51	0.11	1.20	1.31	(0.15)	(0.15)	(0.30)	$10.52	13.74%		$15,219,125	0.29%	1.11%		0.29%	9.20%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.33	(0.02)	0.79	0.77	–	–	–	$11.10	7.45%		$2,722,902,608	0.37%	(0.29%	)	0.63%	8.80%
Year Ended December 31, 2016	$10.73	0.18	0.57	0.75	(0.29)	(0.86)	(1.15)	$10.33	7.32%		$2,652,115,077	0.37%	1.66%		0.60%	9.92%
Year Ended December 31, 2015	$12.08	0.12	(0.29)	(0.17)	(0.36)	(0.82)	(1.18)	$10.73	(1.33%	)	$2,719,435,011	0.37%	1.02%		0.53%	12.95%
Year Ended December 31, 2014	$12.22	0.18	0.39	0.57	(0.30)	(0.41)	(0.71)	$12.08	4.70%		$2,955,575,985	0.37%	1.43%		0.53%	7.27%
Year Ended December 31, 2013	$10.52	0.14	2.07	2.21	(0.18)	(0.33)	(0.51)	$12.22	21.25%		$2,945,051,383	0.37%	1.20%		0.53%	4.99%
Year Ended December 31, 2012	$9.51	0.11	1.19	1.30	(0.14)	(0.15)	(0.29)	$10.52	13.64%		$2,426,935,403	0.38%	1.03%		0.54%	9.20%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Capital Appreciation Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

12

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $1,358,855, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.19%, and after contractual fee waivers was 0.09%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2018.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $310,788 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $5,556.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2018. During the six months ended June 30, 2017, the waiver of such distribution fees by NFD amounted to $2,152,767, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $2,038,307.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide International Small Cap Fund, Class R6	$—	$108,552,790	$10,509,828	$110,851,764	9,647,673	$—	$749,211	$—
NVIT Multi-Manager International Growth Fund, Class Y	256,856,902	11,087,252	66,159,333	234,261,204	21,123,643	—	10,243,749	—
NVIT Multi-Manager International Value Fund, Class Y	302,970,378	—	56,314,663	276,211,601	25,886,748	—	3,570,044	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	400,441,473	294,651	72,605,380	381,424,997	30,465,255	—	14,593,811	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	488,606,561	—	67,614,664	441,755,541	41,440,482	—	7,152,598	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	109,867,615	11,033,625	12,213,176	123,654,739	10,586,878	—	(68,634)	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	195,885,551	—	29,934,711	179,593,050	15,657,633	—	2,522,064	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y	27,704,205	39,926,868	2,814,409	69,133,472	3,849,302	—	22,734	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	88,740,353	26,570,198	6,730,920	109,261,642	7,235,870	—	1,760,202	—
NVIT Multi-Manager Small Company Fund, Class Y	29,879,225	—	30,073,608	—	—	—	3,684,787	—

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide Bond Fund, Class R6	$78,517,094	$4,206,606	$561,078	$83,107,573	8,567,791	$1,109,786	$(166)	$—
NVIT Core Bond Fund, Class Y	258,291,991	15,414,021	6,373,464	274,672,634	25,107,188	—	1,509	—
NVIT Core Plus Bond Fund, Class Y	308,229,407	19,673,075	6,537,584	329,751,497	28,824,432	—	(35,754)	—
NVIT Short Term Bond Fund, Class Y	132,805,583	3,815,907	136,744	138,328,651	13,275,302	—	736	—

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have renewed the credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $240,574,993 and sales of $368,579,562 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,556,468,375	$198,957,394	$(3,417,404)	$195,539,990

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

19

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Moderately Conservative Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

20

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Cardinal Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees took into consideration the Adviser’s statements that the assets of the Funds are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Cardinal Moderately Aggressive Fund and NVIT Cardinal Moderate Fund each ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other

21

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

than NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of those Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities, and that the performance of each of NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund was hurt by an equity security allocation at the bottom of the range of its peers. The Trustees also considered the Adviser’s statement that, for a number of the more conservatively managed of those Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund (each of which ranked in the fifth quintile of its performance universe for the three-year period ended August 31, 2016), the Trustees also considered that each Fund’s performance was affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees noted that as to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group.

The Trustees noted that, as to the remaining Funds, the actual advisory fee rates for each Fund (other than NVIT Cardinal Moderately Conservative Fund) ranked within the bottom two quintiles of its Broadridge expense group. As to NVIT Cardinal Moderately Conservative Fund, the Trustees noted that there was no quintile ranking with respect to actual advisory fees because of the small size of the peer groups for the Fund. The Trustees noted that the Adviser had implemented an advisory fee waiver and an increase in the Funds’ administrative services fee in order to enhance the comparability of the Funds’ advisory fees and total expense ratios with those of their peers in the past year that was not fully reflected in the Funds’ comparative expense numbers. The Trustees noted the Adviser’s statements that the advisory fee rates, adjusted to reflect these expense changes, for each of these Funds, was equal to or below the 60th percentile of its Broadridge expense group. The Trustees also noted the Adviser’s view that the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees due principally to the fact that many of the Funds’ peers, which are also funds-of-funds, do not charge an advisory fee at all. The Trustees noted that, for each of these Funds, its total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group for each Fund (other than NVIT Cardinal Moderately Aggressive Fund). As to NVIT Cardinal Moderately Aggressive Fund, the Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was less than one basis point above the 60th percentile of its expense group. The Trustees also considered the actual advisory fee rates and total expense ratios (including 12b-1/non-12b-1 fees) of the underlying funds in which the Funds invest.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

23

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

24

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

27

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

28

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

29

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

30

Semiannual Report

June 30, 2017 (Unaudited)

NVIT CardinalSM Conservative Fund

SAR-CD-CON 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT CardinalSM Conservative Fund

Asset Allocation†

Fixed Income Funds	80.0%
Equity Funds	20.0%
Liabilities in excess of other assets ††	0.0%
100.0%

Top Holdings†††

NVIT Short Term Bond Fund, Class Y	29.0%
NVIT Core Plus Bond Fund, Class Y	22.0%
NVIT Core Bond Fund, Class Y	17.0%
Nationwide Bond Fund, Class R6	8.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	7.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	4.0%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT Multi-Manager International Value Fund, Class Y	3.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2.0%
NVIT Multi-Manager International Growth Fund, Class Y	2.0%
Other Holdings	2.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT CardinalSM Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Conservative Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,033.10	1.46	0.29
	Hypothetical	(c)(d)	1,000.00	1,023.36	1.45	0.29
Class II Shares	Actual	(c)	1,000.00	1,033.10	1.92	0.38
	Hypothetical	(c)(d)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT CardinalSM Conservative Fund

Investment Companies 100.0%

	Shares	Market Value

Equity Funds 20.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,331,869	$14,770,431
NVIT Multi-Manager International Value Fund, Class Y (a)	2,076,443	22,155,646
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	2,359,494	29,540,861
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	4,849,579	51,696,508
NVIT Multi-Manager Mid Cap Growth Fund, Class Y * (a)	632,296	7,385,215
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,287,745	14,770,431
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	489,087	7,385,215

Total Equity Funds (cost $140,457,082)		147,704,307

Fixed Income Funds 80.0%
Nationwide Bond Fund, Class R6 (a)	6,104,409	59,212,767
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	3,029,832	29,540,861
NVIT Core Bond Fund, Class Y (a)	11,465,545	125,433,057
NVIT Core Plus Bond Fund, Class Y (a)	14,202,337	162,474,738
NVIT Short Term Bond Fund, Class Y (a)	20,553,862	214,171,245

Total Fixed Income Funds (cost $597,775,143)		590,832,668

Total Investment Companies (cost $738,232,225)		738,536,975

Total Investments (cost $738,232,225) (b) — 100.0%		738,536,975
Liabilities in excess of other assets — 0.0%†		(244,942)

NET ASSETS — 100.0%		$738,292,033

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT CardinalSM Conservative Fund
Assets:
Investments in affiliates, at value (cost $738,232,225)	$738,536,975
Receivable for investments sold	6,180,881
Receivable for capital shares issued	29,534
Prepaid expenses	4,142

Total Assets	744,751,532

Liabilities:
Payable for capital shares redeemed	6,210,415
Accrued expenses and other payables:
Investment advisory fees	61,452
Fund administration fees	16,474
Distribution fees	54,751
Administrative servicing fees	92,511
Accounting and transfer agent fees	264
Custodian fees	5,179
Compliance program costs (Note 3)	758
Professional fees	7,774
Printing fees	6,627
Other	3,294

Total Liabilities	6,459,499

Net Assets	$738,292,033

Represented by:
Capital	$724,993,358
Accumulated undistributed net investment income	924,740
Accumulated net realized gains from affiliated investments	12,069,185
Net unrealized appreciation/(depreciation) from investments in affiliates	304,750

Net Assets	$738,292,033

Net Assets:
Class I Shares	$7,360,057
Class II Shares	730,931,976

Total	$738,292,033

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	714,504
Class II Shares	71,016,404

Total	71,730,908

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.30
Class II Shares	$10.29

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT CardinalSM Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$957,959

Total Income	957,959

EXPENSES:
Investment advisory fees	743,790
Fund administration fees	99,474
Distribution fees Class II Shares	920,896
Administrative servicing fees Class I Shares	5,299
Administrative servicing fees Class II Shares	552,540
Professional fees	19,064
Printing fees	7,173
Trustee fees	11,286
Custodian fees	14,561
Accounting and transfer agent fees	485
Compliance program costs (Note 3)	1,509
Other	7,694

Total expenses before earnings credit and fees waived	2,383,771

Earnings credit (Note 5)	(13)
Distribution fees waived — Class II (Note 3)	(589,380)
Investment advisory fees waived (Note 3)	(371,888)

Net Expenses	1,422,490

NET INVESTMENT LOSS	(464,531)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(1,654,181)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	26,568,845

Net realized/unrealized gains from affiliated investments	24,914,664

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,450,133

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Conservative Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(464,531)	$15,148,566
Net realized gains/(losses) from affiliated investments	(1,654,181)	15,386,605
Net change in unrealized appreciation/(depreciation) from investments in affiliates	26,568,845	4,363,707

Change in net assets resulting from operations	24,450,133	34,898,878

Distributions to Shareholders From:
Net investment income:
Class I	–	(178,466)
Class II	–	(18,658,233)
Net realized gains:
Class I	–	(183,398)
Class II	–	(20,292,026)

Change in net assets from shareholder distributions	–	(39,312,123)

Change in net assets from capital transactions	(38,071,894)	18,908,917

Change in net assets	(13,621,761)	14,495,672

Net Assets:
Beginning of period	751,913,794	737,418,122

End of period	$738,292,033	$751,913,794

Accumulated undistributed net investment income at end of period	$924,740	$1,389,271

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,311,527	$2,213,798
Dividends reinvested	–	361,864
Cost of shares redeemed	(1,186,730)	(2,549,714)

Total Class I Shares	124,797	25,948

Class II Shares
Proceeds from shares issued	14,824,928	63,562,568
Dividends reinvested	–	38,950,259
Cost of shares redeemed	(53,021,619)	(83,629,858)

Total Class II Shares	(38,196,691)	18,882,969

Change in net assets from capital transactions	$(38,071,894)	$18,908,917

10

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Conservative Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	129,062	216,170
Reinvested	–	35,932
Redeemed	(116,999)	(250,579)

Total Class I Shares	12,063	1,523

Class II Shares
Issued	1,464,169	6,258,103
Reinvested	–	3,868,523
Redeemed	(5,216,410)	(8,180,820)

Total Class II Shares	(3,752,241)	1,945,806

Total change in shares	(3,740,178)	1,947,329

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.97	–	0.33	0.33	–	–	–	$10.30	3.31%		$7,360,057	0.29%	(0.03%	)	0.39%	3.06%
Year Ended December 31, 2016	$10.03	0.22	0.26	0.48	(0.26)	(0.28)	(0.54)	$9.97	4.81%		$7,001,246	0.29%	2.12%		0.36%	13.91%
Year Ended December 31, 2015	$10.65	0.16	(0.23)	(0.07)	(0.23)	(0.32)	(0.55)	$10.03	(0.65%	)	$7,033,308	0.29%	1.51%		0.29%	21.23%
Year Ended December 31, 2014	$10.86	0.15	0.22	0.37	(0.25)	(0.33)	(0.58)	$10.65	3.42%		$8,446,590	0.29%	1.34%		0.29%	16.93%
Year Ended December 31, 2013	$10.70	0.17	0.36	0.53	(0.20)	(0.17)	(0.37)	$10.86	5.03%		$9,153,980	0.29%	1.52%		0.29%	15.67%
Year Ended December 31, 2012	$10.27	0.20	0.57	0.77	(0.19)	(0.15)	(0.34)	$10.70	7.58%		$9,230,819	0.30%	1.86%		0.30%	16.29%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.96	(0.01)	0.34	0.33	–	–	–	$10.29	3.31%		$730,931,976	0.38%	(0.13%	)	0.64%	3.06%
Year Ended December 31, 2016	$10.03	0.20	0.26	0.46	(0.25)	(0.28)	(0.53)	$9.96	4.61%		$744,912,548	0.38%	1.98%		0.61%	13.91%
Year Ended December 31, 2015	$10.65	0.16	(0.24)	(0.08)	(0.22)	(0.32)	(0.54)	$10.03	(0.73%	)	$730,384,814	0.38%	1.54%		0.54%	21.23%
Year Ended December 31, 2014	$10.86	0.15	0.21	0.36	(0.24)	(0.33)	(0.57)	$10.65	3.34%		$761,730,734	0.38%	1.40%		0.54%	16.93%
Year Ended December 31, 2013	$10.70	0.15	0.37	0.52	(0.19)	(0.17)	(0.36)	$10.86	4.93%		$749,634,255	0.38%	1.36%		0.54%	15.67%
Year Ended December 31, 2012	$10.27	0.19	0.57	0.76	(0.18)	(0.15)	(0.33)	$10.70	7.50%		$777,280,168	0.39%	1.79%		0.55%	16.29%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Conservative Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risks. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $371,888, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.20%, and after contractual fee waivers was 0.10%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $99,474 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $1,509.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2018. During the six months ended June 30, 2017, the waiver of such distribution fees by NFD amounted to $589,380, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $557,839.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions
NVIT Multi-Manager International Growth Fund, Class Y	$15,068,639	$24,810	$2,397,207	$14,770,431	1,331,869	$—	$324,239	$—
NVIT Multi-Manager International Value Fund, Class Y	22,375,678	555,464	3,107,335	22,155,646	2,076,443	—	(239,887)	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	37,219,893	1,254,530	13,654,407	29,540,861	2,359,494	—	(762,778)	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	52,260,906	2,910,422	5,778,565	51,696,508	4,849,579	—	(773,910)	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7,501,583	191,622	1,312,317	7,385,215	632,296	—	(165,222)	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	14,938,564	409,085	1,661,070	14,770,431	1,287,745	—	47,467	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	—	7,607,464	150,477	7,385,215	489,087	—	(1,352)	—
Nationwide Bond Fund, Class R6	60,263,444	1,490,163	3,231,159	59,212,767	6,104,409	814,497	(41,963)	—
Nationwide Inflation-Protected Securities Fund, Class R6	30,123,382	263,937	975,957	29,540,861	3,029,832	143,462	33,201	—
NVIT Core Bond Fund, Class Y	128,277,841	1,632,240	7,922,027	125,433,057	11,465,545	—	10,899	—
NVIT Core Plus Bond Fund, Class Y	166,049,154	1,772,155	9,606,760	162,474,738	14,202,337	—	(94,221)	—
NVIT Short Term Bond Fund, Class Y	218,099,893	4,780,030	11,651,306	214,171,245	20,553,862	—	9,346	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $22,891,922 and sales of $61,448,587 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$740,209,105	$7,056,391	$(8,728,521)	$(1,672,130)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

20

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Moderately Conservative Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

21

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Cardinal Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees took into consideration the Adviser’s statements that the assets of the Funds are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Cardinal Moderately Aggressive Fund and NVIT Cardinal Moderate Fund each ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

than NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of those Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities, and that the performance of each of NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund was hurt by an equity security allocation at the bottom of the range of its peers. The Trustees also considered the Adviser’s statement that, for a number of the more conservatively managed of those Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund (each of which ranked in the fifth quintile of its performance universe for the three-year period ended August 31, 2016), the Trustees also considered that each Fund’s performance was affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees noted that as to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group.

The Trustees noted that, as to the remaining Funds, the actual advisory fee rates for each Fund (other than NVIT Cardinal Moderately Conservative Fund) ranked within the bottom two quintiles of its Broadridge expense group. As to NVIT Cardinal Moderately Conservative Fund, the Trustees noted that there was no quintile ranking with respect to actual advisory fees because of the small size of the peer groups for the Fund. The Trustees noted that the Adviser had implemented an advisory fee waiver and an increase in the Funds’ administrative services fee in order to enhance the comparability of the Funds’ advisory fees and total expense ratios with those of their peers in the past year that was not fully reflected in the Funds’ comparative expense numbers. The Trustees noted the Adviser’s statements that the advisory fee rates, adjusted to reflect these expense changes, for each of these Funds, was equal to or below the 60th percentile of its Broadridge expense group. The Trustees also noted the Adviser’s view that the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees due principally to the fact that many of the Funds’ peers, which are also funds-of-funds, do not charge an advisory fee at all. The Trustees noted that, for each of these Funds, its total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group for each Fund (other than NVIT Cardinal Moderately Aggressive Fund). As to NVIT Cardinal Moderately Aggressive Fund, the Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was less than one basis point above the 60th percentile of its expense group. The Trustees also considered the actual advisory fee rates and total expense ratios (including 12b-1/non-12b-1 fees) of the underlying funds in which the Funds invest.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Semiannual Report

June 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

SAR-CD-MGI 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

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Fund Overview	NVIT CardinalSM Managed Growth & Income Fund

Asset Allocation†

Equity Funds	47.7%
Fixed Income Funds	47.1%
Futures Contracts††	(0.0)%
Other assets in excess of liabilities†††	5.2%
100.0%

Top Holdings††††

NVIT Core Plus Bond Fund, Class Y	16.9%
NVIT Core Bond Fund, Class Y	13.9%
NVIT Short Term Bond Fund, Class Y	13.9%
NVIT Multi-Manager Large Cap Value Fund, Class Y	13.5%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	9.6%
NVIT Multi-Manager International Value Fund, Class Y	7.6%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.0%
Nationwide Bond Fund, Class R6	5.0%
NVIT Multi-Manager International Growth Fund, Class Y	4.6%
Nationwide International Small Cap Fund, Class R6	3.1%
Other Holdings	6.9%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT CardinalSM Managed Growth & Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Managed Growth & Income Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,071.10	1.28	0.25
	Hypothetical	(c)(d)	1,000.00	1,023.55	1.25	0.25
Class II Shares	Actual	(c)	1,000.00	1,070.20	2.31	0.45
	Hypothetical	(c)(d)	1,000.00	1,022.56	2.26	0.45

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

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Statement of Investments

June 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Investment Companies 94.8%

	Shares	Market Value

Equity Funds 47.7%
Nationwide International Small Cap Fund, Class R6* (a)	1,423,232	$16,352,939
NVIT Multi-Manager International Growth Fund, Class Y (a)	2,199,371	24,391,025
NVIT Multi-Manager International Value Fund, Class Y (a)	3,746,763	39,977,965
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	4,075,335	51,023,192
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	6,690,692	71,322,780
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	1,367,214	15,969,054
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,304,814	26,436,215
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	296,901	5,332,338
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,025,565	15,486,035

Total Equity Funds (cost $270,291,223)		266,291,543

Investment Companies (continued)

	Shares	Market Value

Fixed Income Funds 47.1%
Nationwide Bond Fund, Class R6 (a)	2,716,278	$26,347,897
NVIT Core Bond Fund, Class Y (a)	6,733,350	73,662,846
NVIT Core Plus Bond Fund, Class Y (a)	7,808,834	89,333,064
NVIT Short Term Bond Fund, Class Y (a)	7,031,714	73,270,464

Total Fixed Income Funds (cost $263,764,787)		262,614,271

Total Investment Companies (cost $534,056,010)		528,905,814

Total Investments (cost $534,056,010) (b) — 94.8%		528,905,814
Other assets in excess of liabilities — 5.2%		28,886,626

NET ASSETS — 100.0%		$557,792,440

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
312	Mini MSCI EAFE	09/15/17	$29,477,760	$(147,127)
111	Russell 2000 Mini Future	09/15/17	7,849,365	98,788
374	S&P 500 E-Mini	09/15/17	45,270,830	(145,532)
90	S&P MID 400 E-Mini	09/15/17	15,714,900	87,362

			$98,312,855	$(106,509)

At June 30, 2017, the Fund has $3,932,115 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

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Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund
Assets:
Investments in affiliates, at value (cost $534,056,010)	$528,905,814
Cash	25,000,522
Deposits with broker for futures contracts	3,932,115
Interest receivable	16,079
Receivable for capital shares issued	190,954
Receivable for variation margin on futures contracts	143,195
Reimbursement from investment adviser (Note 3)	76,175
Prepaid expenses	3,006

Total Assets	558,267,860

Liabilities:
Payable for investments purchased	181,350
Payable for capital shares redeemed	60
Accrued expenses and other payables:
Investment advisory fees	100,967
Fund administration fees	13,169
Distribution fees	91,531
Administrative servicing fees	68,121
Accounting and transfer agent fees	165
Custodian fees	2,626
Compliance program costs (Note 3)	529
Professional fees	8,404
Printing fees	5,648
Other	2,850

Total Liabilities	475,420

Net Assets	$557,792,440

Represented by:
Capital	$542,102,845
Accumulated undistributed net investment income	511,260
Accumulated net realized gains from affiliated investments and futures transactions	20,435,040
Net unrealized appreciation/(depreciation) from investments in affiliates	(5,150,196)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(106,509)

Net Assets	$557,792,440

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Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund
Net Assets:
Class I Shares	$1,563,999
Class II Shares	556,228,441

Total	$557,792,440

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	144,106
Class II Shares	51,345,312

Total	51,489,418

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.85
Class II Shares	$10.83

The accompanying notes are an integral part of these financial statements.

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Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund
INVESTMENT INCOME:
Dividend income from affiliates	$331,461
Interest income from non-affiliates	109,517

Total Income	440,978

EXPENSES:
Investment advisory fees	593,272
Fund administration fees	77,837
Distribution fees Class II Shares	672,341
Administrative servicing fees Class I Shares	1,099
Administrative servicing fees Class II Shares	403,406
Professional fees	13,970
Printing fees	6,912
Trustee fees	8,237
Custodian fees	9,030
Accounting and transfer agent fees	301
Compliance program costs (Note 3)	1,100
Other	5,173

Total expenses before fees waived and expenses reimbursed	1,792,678

Distribution fees waived — Class II (Note 3)	(134,472)
Expenses reimbursed by adviser (Note 3)	(446,080)

Net Expenses	1,212,126

NET INVESTMENT LOSS	(771,148)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(4,382,158)
Net realized gains from futures transactions (Note 2)	8,635,799

Net realized gains from affiliated investments and futures transactions	4,253,641

Net change in unrealized appreciation/(depreciation) from investments in affiliates	33,274,897
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	86,420

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	33,361,317

Net realized/unrealized gains from affiliated investments and futures transactions	37,614,958

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$36,843,810

The accompanying notes are an integral part of these financial statements.

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Statements of Changes in Net Assets

	NVIT CardinalSM Managed Growth & Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(771,148)	$8,578,430
Net realized gains from affiliated investments and futures transactions	4,253,641	17,556,431
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	33,361,317	1,524,720

Change in net assets resulting from operations	36,843,810	27,659,581

Distributions to Shareholders From:
Net investment income:
Class I	–	(31,226)
Class II	–	(11,870,968)
Net realized gains:
Class I	–	(2,426)
Class II	–	(1,109,308)

Change in net assets from shareholder distributions	–	(13,013,928)

Change in net assets from capital transactions	(6,175,666)	45,208,769

Change in net assets	30,668,144	59,854,422

Net Assets:
Beginning of period	527,124,296	467,269,874

End of period	$557,792,440	$527,124,296

Accumulated undistributed net investment income at end of period	$511,260	$1,282,408

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$158,626	$640,163
Dividends reinvested	–	33,652
Cost of shares redeemed	(40,005)	(63,453)

Total Class I Shares	118,621	610,362

Class II Shares
Proceeds from shares issued	9,991,600	49,589,794
Dividends reinvested	–	12,980,276
Cost of shares redeemed	(16,285,887)	(17,971,663)

Total Class II Shares	(6,294,287)	44,598,407

Change in net assets from capital transactions	$(6,175,666)	$45,208,769

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Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Managed Growth & Income Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	15,109	64,589
Reinvested	–	3,324
Redeemed	(3,779)	(6,356)

Total Class I Shares	11,330	61,557

Class II Shares
Issued	944,144	5,002,154
Reinvested	–	1,285,000
Redeemed	(1,550,472)	(1,789,455)

Total Class II Shares	(606,328)	4,497,699

Total change in shares	(594,998)	4,559,256

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Managed Growth & Income Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.13	–	0.72	0.72	–	–	–	$10.85	7.11%		$1,563,999	0.25%	(0.09%	)	0.42%	9.23%
Year Ended December 31, 2016	$9.84	0.21	0.35	0.56	(0.25)	(0.02)	(0.27)	$10.13	5.74%		$1,344,914	0.25%	2.15%		0.42%	11.10%
Year Ended December 31, 2015	$10.40	0.39	(0.81)	(0.42)	(0.14)	–	(0.14)	$9.84	(4.03%	)	$700,662	0.25%	3.77%		0.42%	10.54%
Period Ended December 31, 2014 (h)	$10.66	0.40	(0.20)	0.20	(0.27)	(0.19)	(0.46)	$10.40	1.79%		$110,317	0.25%	3.74%	(i)	0.43%	4.07%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.12	(0.01)	0.72	0.71	–	–	–	$10.83	7.02%		$556,228,441	0.45%	(0.29%	)	0.67%	9.23%
Year Ended December 31, 2016	$9.83	0.17	0.37	0.54	(0.23)	(0.02)	(0.25)	$10.12	5.56%		$525,779,382	0.45%	1.72%		0.67%	11.10%
Year Ended December 31, 2015	$10.40	0.14	(0.59)	(0.45)	(0.12)	–	(0.12)	$9.83	(4.29%	)	$466,569,212	0.45%	1.31%		0.67%	10.54%
Year Ended December 31, 2014	$10.60	0.21	0.04	0.25	(0.26)	(0.19)	(0.45)	$10.40	2.26%		$377,802,834	0.45%	1.95%		0.69%	4.07%
Period Ended December 31, 2013 (j)	$10.00	0.28	0.58	0.86	(0.17)	(0.09)	(0.26)	$10.60	8.66%		$106,038,921	0.42%	4.03%		0.76%	–

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(i)	Ratio has not been annualized.
(j)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Managed Growth & Income Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risks. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$186,150
Total		$186,150

Liabilities:		Fair Value
Futures Contracts(a)
Equity risk	Unrealized depreciation from futures contracts	$(292,659)
Total		$(292,659)

(a)

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$8,635,799
Total	$8,635,799

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$86,420
Total	$86,420

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$98,225,124

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $2 billion	0.21%
$2 billion and more	0.20%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before expense reimbursements was 0.22%, and after expense reimbursements was 0.05%. During the six months ended June 30, 2017, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $15,625.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.10% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$460,909	$757,976	$846,814	$446,080	$2,511,779

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

During the six months ended June 30, 2017, NFM earned $77,837 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $1,100.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.05% of these fees for Class II shares of the Fund until at least April 30, 2018. During the six months ended June 30, 2017, the waiver of such distribution fees by NFD amounted to $134,472, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $404,505.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide International Small Cap Fund, Class R6	$—	$15,767,667	$127,174	$16,352,939	1,423,232	$—	$4,399	$—
NVIT Multi-Manager International Growth Fund, Class Y	31,417,801	552,263	11,786,586	24,391,025	2,199,371	—	(1,664,081)	—

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Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
NVIT Multi-Manager International Value Fund, Class Y	$39,502,382	$712,835	$4,392,079	$39,977,965	3,746,763	$—	$(404,501)	$—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	52,979,535	951,655	10,001,994	51,023,192	4,075,335	—	(883,427)	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	68,830,369	1,593,908	2,124,404	71,322,780	6,690,692	—	(247,789)	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	15,247,688	274,320	1,655,762	15,969,054	1,367,214	—	(364,730)	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	26,311,251	457,200	2,244,836	26,436,215	2,304,814	—	(459,531)	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y	—	5,255,888	42,391	5,332,338	296,901	—	552	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	11,565,590	4,186,341	365,790	15,486,035	1,025,565	—	(24,627)	—
NVIT Multi-Manager Small Company Fund, Class Y	5,759,942	55,939	6,084,511	—	—	—	(197,718)	—
Nationwide Bond Fund, Class R6	23,565,237	3,312,693	808,497	26,347,897	2,716,278	331,461	(8,860)	—
NVIT Core Bond Fund, Class Y	66,975,490	7,095,352	2,263,792	73,662,846	6,733,350	—	(50,402)	—
NVIT Core Plus Bond Fund, Class Y	80,774,922	9,169,282	2,748,891	89,333,064	7,808,834	—	(31,895)	—
NVIT Short Term Bond Fund, Class Y	67,035,989	7,572,037	2,263,792	73,270,464	7,031,714	—	(49,548)	—

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

5.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $56,957,380 and sales of $46,910,499 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds.

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$537,086,167	$941,301	$(9,121,654)	$(8,180,353)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

23

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Moderately Conservative Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

24

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Cardinal Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees took into consideration the Adviser’s statements that the assets of the Funds are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Cardinal Moderately Aggressive Fund and NVIT Cardinal Moderate Fund each ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other

25

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

than NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of those Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities, and that the performance of each of NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund was hurt by an equity security allocation at the bottom of the range of its peers. The Trustees also considered the Adviser’s statement that, for a number of the more conservatively managed of those Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund (each of which ranked in the fifth quintile of its performance universe for the three-year period ended August 31, 2016), the Trustees also considered that each Fund’s performance was affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees noted that as to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group.

The Trustees noted that, as to the remaining Funds, the actual advisory fee rates for each Fund (other than NVIT Cardinal Moderately Conservative Fund) ranked within the bottom two quintiles of its Broadridge expense group. As to NVIT Cardinal Moderately Conservative Fund, the Trustees noted that there was no quintile ranking with respect to actual advisory fees because of the small size of the peer groups for the Fund. The Trustees noted that the Adviser had implemented an advisory fee waiver and an increase in the Funds’ administrative services fee in order to enhance the comparability of the Funds’ advisory fees and total expense ratios with those of their peers in the past year that was not fully reflected in the Funds’ comparative expense numbers. The Trustees noted the Adviser’s statements that the advisory fee rates, adjusted to reflect these expense changes, for each of these Funds, was equal to or below the 60th percentile of its Broadridge expense group. The Trustees also noted the Adviser’s view that the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees due principally to the fact that many of the Funds’ peers, which are also funds-of-funds, do not charge an advisory fee at all. The Trustees noted that, for each of these Funds, its total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group for each Fund (other than NVIT Cardinal Moderately Aggressive Fund). As to NVIT Cardinal Moderately Aggressive Fund, the Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was less than one basis point above the 60th percentile of its expense group. The Trustees also considered the actual advisory fee rates and total expense ratios (including 12b-1/non-12b-1 fees) of the underlying funds in which the Funds invest.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

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Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

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Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

29

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

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Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

31

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

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Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

33

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

34

Semiannual Report

June 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth Fund

SAR-CD-MGR-8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT CardinalSM Managed Growth Fund

Asset Allocation†

Equity Funds	57.1%
Fixed Income Funds	37.6%
Futures Contracts††	(0.0)%
Other assets in excess of liabilities†††	5.3%
100.0%

Top Holdings††††

NVIT Multi-Manager Large Cap Value Fund, Class Y	14.9%
NVIT Core Plus Bond Fund, Class Y	14.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	12.2%
NVIT Core Bond Fund, Class Y	11.9%
NVIT Multi-Manager International Value Fund, Class Y	9.1%
NVIT Short Term Bond Fund, Class Y	8.9%
NVIT Multi-Manager International Growth Fund, Class Y	6.6%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.5%
Nationwide Bond Fund, Class R6	4.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.5%
Other Holdings	8.5%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT CardinalSM Managed Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Managed Growth Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,084.70	1.14	0.22
	Hypothetical	(c)(d)	1,000.00	1,023.70	1.10	0.22
Class II Shares	Actual	(c)	1,000.00	1,083.80	2.17	0.42
	Hypothetical	(c)(d)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Investment Companies 94.7%

	Shares	Market Value

Equity Funds 57.1%
Nationwide International Small Cap Fund, Class R6 * (a)	2,912,298	$33,462,310
NVIT Multi-Manager International Growth Fund, Class Y (a)	6,457,903	71,618,143
NVIT Multi-Manager International Value Fund, Class Y (a)	9,233,403	98,520,408
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	10,563,277	132,252,232
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	15,185,896	161,881,646
NVIT Multi-Manager Mid Cap Growth Fund, Class Y * (a)	3,239,762	37,840,424
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	5,213,842	59,802,768
NVIT Multi-Manager Small Cap Growth Fund, Class Y * (a)	1,215,225	21,825,448
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	2,452,853	37,038,075

Total Equity Funds (cost $666,099,443)		654,241,454

Fixed Income Funds 37.6%
Nationwide Bond Fund, Class R6 (a)	4,447,261	43,138,428
NVIT Core Bond Fund, Class Y (a)	11,812,036	129,223,674
NVIT Core Plus Bond Fund, Class Y (a)	14,101,685	161,323,281
NVIT Short Term Bond Fund, Class Y (a)	9,251,939	96,405,204

Total Fixed Income Funds (cost $431,485,607)		430,090,587

Total Investment Companies (cost $1,097,585,050)		1,084,332,041

Total Investments (cost $1,097,585,050) (b) — 94.7%		1,084,332,041
Other assets in excess of liabilities — 5.3%		60,213,002

NET ASSETS — 100.0%		$1,144,545,043

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
872	Mini MSCI EAFE	09/15/17	$82,386,560	$(412,024)
337	Russell 2000 Mini Future	09/15/17	23,830,955	298,204
987	S&P 500 E-Mini	09/15/17	119,471,415	(383,091)
228	S&P MID 400 E-Mini	09/15/17	39,811,080	222,662

			$265,500,010	$(274,249)

At June 30, 2017, the Fund has $10,663,785 segregated as collateral with the broker for open futures contracts.

7

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth Fund
Assets:
Investments in affiliates, at value (cost $1,097,585,050)	$1,084,332,041
Cash	49,557,275
Deposits with broker for futures contracts	10,663,785
Interest receivable	31,921
Receivable for investments sold	97,008
Receivable for capital shares issued	3,492
Receivable for variation margin on futures contracts	361,725
Reimbursement from investment adviser (Note 3)	178,910
Prepaid expenses	6,067

Total Assets	1,145,232,224

Liabilities:
Payable for capital shares redeemed	105,605
Accrued expenses and other payables:
Investment advisory fees	206,797
Fund administration fees	23,512
Distribution fees	187,550
Administrative servicing fees	139,455
Accounting and transfer agent fees	331
Custodian fees	5,058
Compliance program costs (Note 3)	1,071
Professional fees	8,902
Printing fees	6,640
Other	2,260

Total Liabilities	687,181

Net Assets	$1,144,545,043

Represented by:
Capital	$1,099,766,091
Accumulated undistributed net investment loss	1,469,002
Accumulated net realized gains from affiliated investments and futures transactions	56,837,208
Net unrealized appreciation/(depreciation) from investments in affiliates	(13,253,009)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(274,249)

Net Assets	$1,144,545,043

Net Assets:
Class I Shares	$2,720,213
Class II Shares	1,141,824,830

Total	$1,144,545,043

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	247,027
Class II Shares	103,910,879

Total	104,157,906

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.01
Class II Shares	$10.99

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth Fund
INVESTMENT INCOME:
Dividend income from affiliates	$534,524
Interest income from non-affiliates	202,073

Total Income	736,597

EXPENSES:
Investment advisory fees	1,202,654
Fund administration fees	137,144
Distribution fees Class II Shares	1,363,501
Administrative servicing fees Class I Shares	1,888
Administrative servicing fees Class II Shares	818,105
Professional fees	22,875
Printing fees	8,162
Trustee fees	16,725
Custodian fees	18,000
Accounting and transfer agent fees	557
Compliance program costs (Note 3)	2,224
Other	9,814

Total expenses before earnings credit, fees waived and expenses reimbursed	3,601,649

Earnings credit (Note 5)	(2)
Distribution fees waived — Class II (Note 3)	(272,708)
Expenses reimbursed by adviser (Note 3)	(1,035,315)

Net Expenses	2,293,624

NET INVESTMENT LOSS	(1,557,027)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(7,929,819)
Net realized gains from investment transactions with non-affiliates	9,056
Net realized gains from futures transactions (Note 2)	22,746,788

Net realized gains from affiliated and non-affiliated investments and futures transactions	14,826,025

Net change in unrealized appreciation/(depreciation) from investments in affiliates	74,058,712
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	241,204

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	74,299,916

Net realized/unrealized gains from affiliated and non-affiliated investments and futures transactions	89,125,941

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$87,568,914

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Managed Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(1,557,027)	$16,445,795
Net realized gains from affiliated and non-affiliated investments and futures transactions	14,826,025	46,934,234
Net change in unrealized appreciation/(depreciation)from investments in affiliates and futures contracts	74,299,916	(1,497,882)

Change in net assets resulting from operations	87,568,914	61,882,147

Distributions to Shareholders From:
Net investment income:
Class I	–	(53,317)
Class II	–	(23,928,271)

Change in net assets from shareholder distributions	–	(23,981,588)

Change in net assets from capital transactions	4,406,659	74,957,852

Change in net assets	91,975,573	112,858,411

Net Assets:
Beginning of period	1,052,569,470	939,711,059

End of period	$1,144,545,043	1,052,569,470

Accumulated undistributed net investment income at end of period	$1,469,002	$3,026,029

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$375,003	$376,467
Dividends reinvested	–	53,317
Cost of shares redeemed	(64,876)	(89,967)

Total Class I Shares	310,127	339,817

Class II Shares
Proceeds from shares issued	27,775,407	81,539,991
Dividends reinvested	–	23,928,271
Cost of shares redeemed	(23,678,875)	(30,850,227)

Total Class II Shares	4,096,532	74,618,035

Change in net assets from capital transactions	$4,406,659	$74,957,852

SHARE TRANSACTIONS:
Class I Shares
Issued	35,579	37,389
Reinvested	–	5,253
Redeemed	(6,011)	(8,973)

Total Class I Shares	29,568	33,669

Class II Shares
Issued	2,599,669	8,270,356
Reinvested	–	2,363,130
Redeemed	(2,246,919)	(3,087,472)

Total Class II Shares	352,750	7,546,014

Total change in shares	382,318	7,579,683

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Managed Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.15	–	0.86	0.86	–	–	–	$11.01	8.47%		$2,720,213	0.22%	(0.08%	)	0.41%	8.47%
Year Ended December 31, 2016	$9.78	0.20	0.42	0.62	(0.25)	–	(0.25)	$10.15	6.40%		$2,208,157	0.22%	1.99%		0.41%	9.66%
Year Ended December 31, 2015	$10.39	0.25	(0.73)	(0.48)	(0.13)	–	(0.13)	$9.78	(4.62%	)	$1,797,132	0.22%	2.40%		0.41%	9.41%
Period Ended December 31, 2014 (h)	$10.74	0.42	(0.31)	0.11	(0.28)	(0.18)	(0.46)	$10.39	1.02%		$652,993	0.22%	3.93%	(i)	0.42%	2.22%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.14	(0.02)	0.87	0.85	–	–	–	$10.99	8.38%		$1,141,824,830	0.42%	(0.29%	)	0.66%	8.47%
Year Ended December 31, 2016	$9.77	0.16	0.45	0.61	(0.24)	–	(0.24)	$10.14	6.21%		$1,050,361,313	0.42%	1.65%		0.66%	9.66%
Year Ended December 31, 2015	$10.39	0.13	(0.64)	(0.51)	(0.11)	–	(0.11)	$9.77	(4.88%	)	$937,913,927	0.42%	1.21%		0.67%	9.41%
Year Ended December 31, 2014	$10.73	0.20	(0.09)	0.11	(0.27)	(0.18)	(0.45)	$10.39	1.01%		$757,377,899	0.42%	1.86%		0.67%	2.22%
Period Ended December 31, 2013 (j)	$10.00	0.28	0.71	0.99	(0.17)	(0.09)	(0.26)	$10.73	9.94%		$228,014,219	0.39%	4.02%		0.69%	0.00

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.
(i)	Ratio has not been annualized.
(j)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an inetgral part of these financial statements.

11

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Managed Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risks. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

12

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$520,866
Total		$520,866
Liabilities:
Futures Contracts(a)
Equity risk	Unrealized depreciation from futures contracts	$(795,115)
Total		$(795,115)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$22,746,788
Total	$22,746,788

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$241,204
Total	$241,204

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$260,385,667

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $2 billion	0.21%
$2 billion and more	0.20%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before expense reimbursements was 0.22%, and after expense reimbursements was 0.03%. During the six months ended June 30, 2017, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $31,666.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.07% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$1,003,613	$1,706,873	$1,915,787	$1,035,315	$5,661,588

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

During the six months ended June 30, 2017, NFM earned $137,144 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $2,224.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.05% of these fees for Class II shares of the Fund until at least April 30, 2018. During the six months ended June 30, 2017, the waiver of such distribution fees by NFD amounted to $272,708, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $819,993.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide International Small Cap Fund, Class R6	$—	$32,153,442	$141,112	$33,462,310	2,912,298	$—	$2,930	$—
NVIT Multi-Manager International Growth Fund, Class Y	71,381,361	1,904,757	11,780,565	71,618,143	6,457,903	—	(1,244,620)	—
NVIT Multi-Manager International Value Fund, Class Y	88,340,652	2,756,490	2,111,093	98,520,408	9,233,403	—	(137,750)	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	134,078,665	3,389,141	23,287,661	132,252,232	10,563,277	—	(1,762,553)	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	168,457,275	3,986,457	17,806,044	161,881,646	15,185,896	—	(2,093,462)	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	30,325,851	3,925,192	725,979	37,840,424	3,239,762	—	(190,288)	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	62,798,043	1,486,236	9,006,279	59,802,768	5,213,842	—	(1,748,546)	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y	10,494,519	10,057,920	281,603	21,825,448	1,215,225	—	(102,590)	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	23,004,733	14,430,715	539,935	37,038,075	2,452,853	—	(49,906)	—
NVIT Multi-Manager Small Company Fund, Class Y	11,459,002	166,646	12,162,781	—	—	—	(419,763)	—
Nationwide Bond Fund, Class R6	37,517,281	6,110,820	938,264	43,138,428	4,447,261	534,524	(14,527)	—
NVIT Core Bond Fund, Class Y	114,186,260	14,650,250	2,814,791	129,223,674	11,812,036	—	(69,758)	—
NVIT Core Plus Bond Fund, Class Y	141,756,684	19,292,410	3,518,488	161,323,281	14,101,685	—	(51,118)	—
NVIT Short Term Bond Fund, Class Y	85,711,691	11,606,343	2,111,093	96,405,204	9,251,939	—	(47,868)	—

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $125,916,819 and sales of $87,225,688 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,104,039,495	$1,246,711	$(20,954,165)	$(19,707,454)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Moderately Conservative Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Cardinal Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees took into consideration the Adviser’s statements that the assets of the Funds are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Cardinal Moderately Aggressive Fund and NVIT Cardinal Moderate Fund each ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

than NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of those Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities, and that the performance of each of NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund was hurt by an equity security allocation at the bottom of the range of its peers. The Trustees also considered the Adviser’s statement that, for a number of the more conservatively managed of those Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund (each of which ranked in the fifth quintile of its performance universe for the three-year period ended August 31, 2016), the Trustees also considered that each Fund’s performance was affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees noted that as to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group.

The Trustees noted that, as to the remaining Funds, the actual advisory fee rates for each Fund (other than NVIT Cardinal Moderately Conservative Fund) ranked within the bottom two quintiles of its Broadridge expense group. As to NVIT Cardinal Moderately Conservative Fund, the Trustees noted that there was no quintile ranking with respect to actual advisory fees because of the small size of the peer groups for the Fund. The Trustees noted that the Adviser had implemented an advisory fee waiver and an increase in the Funds’ administrative services fee in order to enhance the comparability of the Funds’ advisory fees and total expense ratios with those of their peers in the past year that was not fully reflected in the Funds’ comparative expense numbers. The Trustees noted the Adviser’s statements that the advisory fee rates, adjusted to reflect these expense changes, for each of these Funds, was equal to or below the 60th percentile of its Broadridge expense group. The Trustees also noted the Adviser’s view that the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees due principally to the fact that many of the Funds’ peers, which are also funds-of-funds, do not charge an advisory fee at all. The Trustees noted that, for each of these Funds, its total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group for each Fund (other than NVIT Cardinal Moderately Aggressive Fund). As to NVIT Cardinal Moderately Aggressive Fund, the Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was less than one basis point above the 60th percentile of its expense group. The Trustees also considered the actual advisory fee rates and total expense ratios (including 12b-1/non-12b-1 fees) of the underlying funds in which the Funds invest.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to

24

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

25

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

28

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

29

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

30

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

31

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Semiannual Report

June 30, 2017 (Unaudited)

NVIT CardinalSM Moderate Fund

SAR-CD-MOD 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT CardinalSM Moderate Fund

Asset Allocation†

Equity Funds	60.0%
Fixed Income Funds	40.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	15.1%
NVIT Core Plus Bond Fund, Class Y	15.0%
NVIT Core Bond Fund, Class Y	12.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	11.9%
NVIT Multi-Manager International Value Fund, Class Y	9.0%
NVIT Short Term Bond Fund, Class Y	9.0%
NVIT Multi-Manager International Growth Fund, Class Y	6.5%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.5%
Nationwide Bond Fund, Class R6	4.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.5%
Other Holdings	8.5%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT CardinalSM Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderate Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,066.50	1.43	0.28
	Hypothetical	(c)(d)	1,000.00	1,023.41	1.40	0.28
Class II Shares	Actual	(c)	1,000.00	1,066.70	1.90	0.37
	Hypothetical	(c)(d)	1,000.00	1,022.96	1.86	0.37

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT CardinalSM Moderate Fund

Investment Companies 100.0%

	Shares	Market Value

Equity Funds 60.0%
Nationwide International Small Cap Fund, Class R6 * (a)	7,301,736	$83,896,950
NVIT Multi-Manager International Growth Fund, Class Y (a)	16,303,377	180,804,446
NVIT Multi-Manager International Value Fund, Class Y (a)	23,508,002	250,830,383
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	26,313,680	329,447,277
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	39,142,654	417,260,690
NVIT Multi-Manager Mid Cap Growth Fund, Class Y * (a)	8,308,712	97,045,754
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	13,358,837	153,225,858
NVIT Multi-Manager Small Cap Growth Fund, Class Y * (a)	3,107,216	55,805,592
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	6,380,802	96,350,108

Total Equity Funds (cost $1,512,252,200)		1,664,667,058

Fixed Income Funds 40.0%
Nationwide Bond Fund, Class R6 (a)	11,478,187	111,338,416
NVIT Core Bond Fund, Class Y (a)	30,362,306	332,163,632
NVIT Core Plus Bond Fund, Class Y (a)	36,313,095	415,421,809
NVIT Short Term Bond Fund, Class Y (a)	24,010,490	250,189,311

Total Fixed Income Funds (cost $1,115,291,871)		1,109,113,168

Total Investment Companies (cost $2,627,544,071)		2,773,780,226

Total Investments (cost $2,627,544,071) (b) — 100.0%		2,773,780,226
Liabilities in excess of other assets — 0.0%†		(840,798)

NET ASSETS — 100.0%		$2,772,939,428

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT CardinalSM Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,627,544,071)	$2,773,780,226
Receivable for investments sold	1,296,106
Receivable for capital shares issued	7,939
Prepaid expenses	15,435

Total Assets	2,775,099,706

Liabilities:
Payable for capital shares redeemed	1,304,045
Accrued expenses and other payables:
Investment advisory fees	212,091
Fund administration fees	52,524
Distribution fees	203,215
Administrative servicing fees	344,375
Accounting and transfer agent fees	882
Custodian fees	17,000
Compliance program costs (Note 3)	2,725
Professional fees	11,650
Printing fees	9,820
Other	1,951

Total Liabilities	2,160,278

Net Assets	$2,772,939,428

Represented by:
Capital	$2,401,884,527
Accumulated undistributed net investment income	4,927,250
Accumulated net realized gains from affiliated investments	219,891,496
Net unrealized appreciation/(depreciation) from investments in affiliates	146,236,155

Net Assets	$2,772,939,428

Net Assets:
Class I Shares	$40,398,815
Class II Shares	2,732,540,613

Total	$2,772,939,428

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,599,129
Class II Shares	243,994,026

Total	247,593,155

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.22
Class II Shares	$11.20

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT CardinalSM Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,500,687

Total Income	1,500,687

EXPENSES:
Investment advisory fees	2,650,361
Fund administration fees	314,452
Distribution fees Class II Shares	3,392,825
Administrative servicing fees Class I Shares	28,288
Administrative servicing fees Class II Shares	2,035,705
Professional fees	51,627
Printing fees	10,450
Trustee fees	41,994
Custodian fees	51,696
Accounting and transfer agent fees	1,394
Compliance program costs (Note 3)	5,624
Other	25,781

Total expenses before earnings credit and fees waived	8,610,197

Earnings credit (Note 5)	(43)
Distribution fees waived — Class II (Note 3)	(2,171,432)
Investment advisory fees waived (Note 3)	(1,375,979)

Net Expenses	5,062,743

NET INVESTMENT LOSS	(3,562,056)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	52,744,871
Net change in unrealized appreciation/(depreciation) from investments in affiliates	130,130,776

Net realized/unrealized gains from affiliated investments	182,875,647

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$179,313,591

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Moderate Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(3,562,056)	$47,850,149
Net realized gains from affiliated investments	52,744,871	176,225,798
Net change in unrealized appreciation/(depreciation) from investments in affiliates	130,130,776	(47,458,459)

Change in net assets resulting from operations	179,313,591	176,617,488

Distributions to Shareholders From:
Net investment income:
Class I	–	(962,678)
Class II	–	(72,102,843)
Net realized gains:
Class I	–	(2,266,217)
Class II	–	(183,710,492)

Change in net assets from shareholder distributions	–	(259,042,230)

Change in net assets from capital transactions	(144,099,130)	31,192,625

Change in net assets	35,214,461	(51,232,117)

Net Assets:
Beginning of period	2,737,724,967	2,788,957,084

End of period	$2,772,939,428	$2,737,724,967

Accumulated undistributed net investment income at end of period	$4,927,250	$8,489,306

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,251,154	$5,048,798
Dividends reinvested	–	3,228,895
Cost of shares redeemed	(2,101,679)	(4,491,179)

Total Class I Shares	2,149,475	3,786,514

Class II Shares
Proceeds from shares issued	3,505,791	18,584,932
Dividends reinvested	–	255,813,335
Cost of shares redeemed	(149,754,396)	(246,992,156)

Total Class II Shares	(146,248,605)	27,406,111

Change in net assets from capital transactions	$(144,099,130)	$31,192,625

10

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Moderate Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	385,977	473,019
Reinvested	–	308,865
Redeemed	(191,880)	(409,164)

Total Class I Shares	194,097	372,720

Class II Shares
Issued	324,343	1,726,306
Reinvested	–	24,541,582
Redeemed	(13,717,661)	(22,908,612)

Total Class II Shares	(13,393,318)	3,359,276

Total change in shares	(13,199,221)	3,731,996

Amount designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.52	(0.01)	0.71	0.70	–	–	–	$11.22	6.65%		$40,398,815	0.28%	(0.17%	)	0.38%	8.67%
Year Ended December 31, 2016	$10.87	0.21	0.51	0.72	(0.30)	(0.77)	(1.07)	$10.52	6.82%		$35,809,058	0.28%	1.93%		0.35%	9.38%
Year Ended December 31, 2015	$12.03	0.15	(0.27)	(0.12)	(0.35)	(0.69)	(1.04)	$10.87	(0.98%	)	$32,950,305	0.28%	1.25%		0.28%	14.69%
Year Ended December 31, 2014	$12.07	0.19	0.38	0.57	(0.31)	(0.30)	(0.61)	$12.03	4.66%		$33,626,104	0.28%	1.59%		0.28%	6.14%
Year Ended December 31, 2013	$10.65	0.16	1.73	1.89	(0.19)	(0.28)	(0.47)	$12.07	17.98%		$29,785,972	0.28%	1.41%		0.28%	4.60%
Year Ended December 31, 2012	$9.76	0.13	1.09	1.22	(0.16)	(0.17)	(0.33)	$10.65	12.45%		$22,401,147	0.29%	1.21%		0.29%	9.52%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.50	(0.01)	0.71	0.70	–	–	–	$11.20	6.67%		$2,732,540,613	0.37%	(0.26%	)	0.63%	8.67%
Year Ended December 31, 2016	$10.85	0.19	0.52	0.71	(0.29)	(0.77)	(1.06)	$10.50	6.74%		$2,701,915,909	0.37%	1.75%		0.60%	9.38%
Year Ended December 31, 2015	$12.01	0.14	(0.27)	(0.13)	(0.34)	(0.69)	(1.03)	$10.85	(1.07%	)	$2,756,006,779	0.37%	1.15%		0.53%	14.69%
Year Ended December 31, 2014	$12.05	0.17	0.38	0.55	(0.29)	(0.30)	(0.59)	$12.01	4.57%		$2,953,429,683	0.37%	1.43%		0.53%	6.14%
Year Ended December 31, 2013	$10.64	0.15	1.72	1.87	(0.18)	(0.28)	(0.46)	$12.05	17.80%		$2,932,675,407	0.37%	1.32%		0.53%	4.60%
Year Ended December 31, 2012	$9.75	0.12	1.09	1.21	(0.15)	(0.17)	(0.32)	$10.64	12.37%		$2,271,186,975	0.38%	1.14%		0.54%	9.52%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Moderate Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “ Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”)

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity Securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S.securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $1,375,979, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.19%, and after contractual fee waivers was 0.09%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP,

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $314,452 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $5,624.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2018. During the six months ended June 30, 2017, the waiver of such distribution fees by NFD amounted to $2,171,432, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires;

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $2,063,993.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide International Small Cap Fund, Class R6	$—	$83,574,524	$8,279,525	$83,896,950	7,301,736	$—	$497,025	$—
NVIT Multi-Manager International Growth Fund, Class Y	211,701,212	—	58,412,976	180,804,446	16,303,377	—	10,685,198	—
NVIT Multi-Manager International Value Fund, Class Y	253,425,381	26,727,470	54,481,312	250,830,383	23,508,002	—	2,804,024	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	383,858,757	—	104,021,168	329,447,277	26,313,680	—	22,226,000	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	443,141,001	121,651	45,119,292	417,260,690	39,142,654	—	7,081,283	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	84,502,898	11,383,927	10,423,312	97,045,754	8,308,712	—	356,896	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	171,152,699	—	29,878,731	153,225,858	13,358,837	—	2,307,262	—

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
NVIT Multi-Manager Small Cap Growth Fund, Class Y	$28,366,042	$26,480,089	$3,123,137	$55,805,592	3,107,216	$—	$296,019	$—
NVIT Multi-Manager Small Cap Value Fund, Class Y	61,739,006	41,186,071	6,899,820	96,350,108	6,380,802	—	2,030,914	—
NVIT Multi-Manager Small Company Fund, Class Y	30,593,022	—	31,360,691	—	—	—	4,797,394	—
Nationwide Bond Fund, Class R6	107,277,333	5,679,990	2,891,198	111,338,416	11,478,187	1,500,687	(47,642)	—
NVIT Core Bond Fund, Class Y	319,335,185	16,995,669	13,076,171	332,163,632	30,362,306	—	(43,140)	—
NVIT Core Plus Bond Fund, Class Y	399,159,477	21,010,274	15,361,692	415,421,809	36,313,095	—	(166,932)	—
NVIT Short Term Bond Fund, Class Y	244,352,134	7,204,293	4,734,501	250,189,311	24,010,490	—	(79,430)	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $240,363,958 and sales of $388,063,526 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,628,755,766	$151,260,098	$(6,235,638)	$145,024,460

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Moderately Conservative Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Cardinal Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees took into consideration the Adviser’s statements that the assets of the Funds are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Cardinal Moderately Aggressive Fund and NVIT Cardinal Moderate Fund each ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

than NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of those Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities, and that the performance of each of NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund was hurt by an equity security allocation at the bottom of the range of its peers. The Trustees also considered the Adviser’s statement that, for a number of the more conservatively managed of those Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund (each of which ranked in the fifth quintile of its performance universe for the three-year period ended August 31, 2016), the Trustees also considered that each Fund’s performance was affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees noted that as to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group.

The Trustees noted that, as to the remaining Funds, the actual advisory fee rates for each Fund (other than NVIT Cardinal Moderately Conservative Fund) ranked within the bottom two quintiles of its Broadridge expense group. As to NVIT Cardinal Moderately Conservative Fund, the Trustees noted that there was no quintile ranking with respect to actual advisory fees because of the small size of the peer groups for the Fund. The Trustees noted that the Adviser had implemented an advisory fee waiver and an increase in the Funds’ administrative services fee in order to enhance the comparability of the Funds’ advisory fees and total expense ratios with those of their peers in the past year that was not fully reflected in the Funds’ comparative expense numbers. The Trustees noted the Adviser’s statements that the advisory fee rates, adjusted to reflect these expense changes, for each of these Funds, was equal to or below the 60th percentile of its Broadridge expense group. The Trustees also noted the Adviser’s view that the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees due principally to the fact that many of the Funds’ peers, which are also funds-of-funds, do not charge an advisory fee at all. The Trustees noted that, for each of these Funds, its total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group for each Fund (other than NVIT Cardinal Moderately Aggressive Fund). As to NVIT Cardinal Moderately Aggressive Fund, the Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was less than one basis point above the 60th percentile of its expense group. The Trustees also considered the actual advisory fee rates and total expense ratios (including 12b-1/non-12b-1 fees) of the underlying funds in which the Funds invest.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to

24

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

25

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

28

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

29

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

30

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

31

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Semiannual Report

June 30, 2017 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

SAR-CD-MAG 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT CardinalSM Moderately Aggressive Fund

Asset Allocation†

Equity Funds	80.0%
Fixed Income Funds	20.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	18.1%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	15.4%
NVIT Multi-Manager International Value Fund, Class Y	11.5%
NVIT Multi-Manager International Growth Fund, Class Y	10.0%
NVIT Core Plus Bond Fund, Class Y	10.0%
NVIT Core Bond Fund, Class Y	8.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.5%
Nationwide International Small Cap Fund, Class R6	5.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	4.5%
Other Holdings	5.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT CardinalSM Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderately Aggressive Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,085.20	1.55	0.30
	Hypothetical	(c)(d)	1,000.00	1,023.31	1.51	0.30
Class II Shares	Actual	(c)	1,000.00	1,085.30	2.02	0.39
	Hypothetical	(c)(d)	1,000.00	1,022.86	1.96	0.39

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Investment Companies 100.0%

	Shares	Market Value

Equity Funds 80.0%
Nationwide International Small Cap Fund, Class R6* (a)	1,922,773	$22,092,659
NVIT Multi-Manager International Growth Fund, Class Y (a)	3,971,796	44,047,222
NVIT Multi-Manager International Value Fund, Class Y (a)	4,759,030	50,778,848
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,411,869	67,756,604
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	7,448,747	79,403,645
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	2,071,136	24,190,872
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,699,362	30,961,681
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	738,210	13,258,248
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,315,743	19,867,722

Total Equity Funds (cost $323,012,789)		352,357,501

Fixed Income Funds 20.0%
Nationwide Bond Fund, Class R6 (a)	915,369	8,879,075
NVIT Core Bond Fund, Class Y (a)	3,213,955	35,160,670
NVIT Core Plus Bond Fund, Class Y (a)	3,843,674	43,971,630

Total Fixed Income Funds (cost $88,596,032)		88,011,375

Total Investment Companies (cost $411,608,821)		440,368,876

Total Investments (cost $411,608,821) (b) — 100.0%		440,368,876
Liabilities in excess of other assets — 0.0%†		(148,516)

NET ASSETS — 100.0%		$440,220,360

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $411,608,821)	$440,368,876
Receivable for investments sold	376,554
Receivable for capital shares issued	31,845
Prepaid expenses	2,414

Total Assets	440,779,689

Liabilities:
Payable for capital shares redeemed	408,398
Accrued expenses and other payables:
Investment advisory fees	36,434
Fund administration fees	11,134
Distribution fees	28,365
Administrative servicing fees	54,704
Accounting and transfer agent fees	143
Custodian fees	2,600
Compliance program costs (Note 3)	428
Professional fees	6,961
Printing fees	6,326
Other	3,836

Total Liabilities	559,329

Net Assets	$440,220,360

Represented by:
Capital	$368,650,863
Accumulated undistributed net investment loss	780,424
Accumulated net realized gains from affiliated investments	42,029,018
Net unrealized appreciation/(depreciation) from investments in affiliates	28,760,055

Net Assets	$440,220,360

Net Assets:
Class I Shares	$59,535,484
Class II Shares	380,684,876

Total	$440,220,360

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,995,213
Class II Shares	38,392,484

Total	44,387,697

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.93
Class II Shares	$9.92

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$117,838

Total Income	117,838

EXPENSES:
Investment advisory fees	432,944
Fund administration fees	66,446
Distribution fees Class II Shares	470,065
Administrative servicing fees Class I Shares	42,665
Administrative servicing fees Class II Shares	282,040
Professional fees	13,471
Printing fees	6,348
Trustee fees	6,616
Custodian fees	8,043
Accounting and transfer agent fees	332
Compliance program costs (Note 3)	883
Other	4,637

Total expenses before earnings credit and fees waived	1,334,490

Earnings credit (Note 5)	(5)
Distribution fees waived — Class II (Note 3)	(300,844)
Investment advisory fees waived (Note 3)	(216,468)

Net Expenses	817,173

NET INVESTMENT LOSS	(699,335)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	8,629,109
Net change in unrealized appreciation/(depreciation) from investments in affiliates	27,613,789

Net realized/unrealized gains from affiliated investments	36,242,898

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$35,543,563

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Aggressive Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(699,335)	$6,693,534
Net realized gains from affiliated investments	8,629,109	35,508,102
Net change in unrealized appreciation/(depreciation) from investments in affiliates	27,613,789	(11,434,241)

Change in net assets resulting from operations	35,543,563	30,767,395

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,392,290)
Class II	–	(9,624,979)
Net realized gains:
Class I	–	(4,200,701)
Class II	–	(31,390,399)

Change in net assets from shareholder distributions	–	(46,608,369)

Change in net assets from capital transactions	(22,752,746)	5,130,113

Change in net assets	12,790,817	(10,710,861)

Net Assets:
Beginning of period	427,429,543	438,140,404

End of period	$440,220,360	$427,429,543

Accumulated undistributed net investment income at end of period	$780,424	$1,479,759

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,605,481	$7,542,375
Dividends reinvested	–	5,592,991
Cost of shares redeemed	(2,887,254)	(4,124,434)

Total Class I Shares	718,227	9,010,932

Class II Shares
Proceeds from shares issued	6,332,398	10,581,074
Dividends reinvested	–	41,015,378
Cost of shares redeemed	(29,803,371)	(55,477,271)

Total Class II Shares	(23,470,973)	(3,880,819)

Change in net assets from capital transactions	$(22,752,746)	$5,130,113

10

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Moderately Aggressive Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	373,515	809,518
Reinvested	–	622,832
Redeemed	(298,560)	(437,769)

Total Class I Shares	74,955	994,581

Class II Shares
Issued	658,156	1,121,882
Reinvested	–	4,574,619
Redeemed	(3,106,555)	(5,931,904)

Total Class II Shares	(2,448,399)	(235,403)

Total change in shares	(2,373,444)	759,178

Amounts designated as “-” are zero or have been rounded to zero

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.15	(0.01)	0.79	0.78	–	–	–	$9.93	8.52%		$59,535,484	0.30%	(0.24%	)	0.40%	11.64%
Year Ended December 31, 2016	$9.53	0.17	0.52	0.69	(0.25)	(0.82)	(1.07)	$9.15	7.69%		$54,164,767	0.30%	1.77%		0.37%	11.44%
Year Ended December 31, 2015	$11.12	0.11	(0.28)	(0.17)	(0.34)	(1.08)	(1.42)	$9.53	(1.43%	)	$46,956,263	0.30%	0.99%		0.30%	14.83%
Year Ended December 31, 2014	$11.88	0.18	0.38	0.56	(0.30)	(1.02)	(1.32)	$11.12	4.66%		$47,662,660	0.30%	1.52%		0.30%	16.21%
Year Ended December 31, 2013	$10.13	0.14	2.29	2.43	(0.18)	(0.50)	(0.68)	$11.88	24.35%		$45,578,125	0.30%	1.28%		0.30%	13.47%
Year Ended December 31, 2012	$9.18	0.09	1.25	1.34	(0.13)	(0.26)	(0.39)	$10.13	14.67%		$33,645,683	0.30%	0.94%		0.30%	8.85%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.14	(0.02)	0.80	0.78	–	–	–	$9.92	8.53%		$380,684,876	0.39%	(0.33%	)	0.65%	11.64%
Year Ended December 31, 2016	$9.52	0.15	0.53	0.68	(0.24)	(0.82)	(1.06)	$9.14	7.59%		$373,264,776	0.39%	1.55%		0.62%	11.44%
Year Ended December 31, 2015	$11.11	0.10	(0.28)	(0.18)	(0.33)	(1.08)	(1.41)	$9.52	(1.51%	)	$391,184,141	0.39%	0.91%		0.55%	14.83%
Year Ended December 31, 2014	$11.87	0.16	0.38	0.54	(0.28)	(1.02)	(1.30)	$11.11	4.56%		$410,951,999	0.39%	1.37%		0.55%	16.21%
Year Ended December 31, 2013	$10.12	0.12	2.30	2.42	(0.17)	(0.50)	(0.67)	$11.87	24.28%		$429,925,332	0.39%	1.11%		0.55%	13.47%
Year Ended December 31, 2012	$9.17	0.08	1.25	1.33	(0.12)	(0.26)	(0.38)	$10.12	14.59%		$379,203,538	0.39%	0.81%		0.55%	8.85%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Moderately Aggressive Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”)

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-US securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $216,468, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers and expense reimbursements was 0.20%, after contractual fee waivers was 0.10%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP,

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$—	$—	$8,348	$—	$8,348

Amounts designated as “—” are zero, or have been rounded to zero.

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $66,446 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $883.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2018. During the six months ended June 30, 2017, the waiver of such distribution fees by NFD amounted to $300,844, for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $324,705.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide International Small Cap Fund, Class R6	$—	$26,469,268	$6,876,153	$22,092,659	1,922,773	$—	$370,790	$—
NVIT Multi-Manager International Growth Fund, Class Y	50,600,628	448,316	13,443,605	44,047,222	3,971,796	—	2,206,000	—
NVIT Multi-Manager International Value Fund, Class Y	60,602,978	792,192	16,385,276	50,778,848	4,759,030	—	106,450	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	68,411,836	754,322	10,556,454	67,756,604	5,411,869	—	2,534,096	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	81,716,368	1,715,299	7,599,605	79,403,645	7,448,747	—	1,315,991	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	21,851,635	2,041,959	2,667,657	24,190,872	2,071,136	—	259,604	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	30,432,577	490,941	2,161,417	30,961,681	2,699,362	—	188,022	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y	8,800,093	4,206,613	922,054	13,258,248	738,210	—	155,433	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	13,353,852	7,082,342	680,693	19,867,722	1,315,743	—	247,683	—
NVIT Multi-Manager Small Company Fund, Class Y	9,076,561	—	9,302,641	—	—	—	1,224,537	—
Nationwide Bond Fund, Class R6	8,345,228	616,343	181,923	8,879,075	915,369	117,838	(3,633)	—
NVIT Core Bond Fund, Class Y	33,149,753	2,596,611	1,516,259	35,160,670	3,213,955	—	36,421	—
NVIT Core Plus Bond Fund, Class Y	41,246,326	3,511,733	1,894,059	43,971,630	3,843,674	—	(12,285)	—

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $50,725,939 and sales of $74,187,796 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$412,374,588	$28,712,744	$(718,456)	$27,994,288

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

21

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Moderately Conservative Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Cardinal Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees took into consideration the Adviser’s statements that the assets of the Funds are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Cardinal Moderately Aggressive Fund and NVIT Cardinal Moderate Fund each ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

than NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of those Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities, and that the performance of each of NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund was hurt by an equity security allocation at the bottom of the range of its peers. The Trustees also considered the Adviser’s statement that, for a number of the more conservatively managed of those Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund (each of which ranked in the fifth quintile of its performance universe for the three-year period ended August 31, 2016), the Trustees also considered that each Fund’s performance was affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees noted that as to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group.

The Trustees noted that, as to the remaining Funds, the actual advisory fee rates for each Fund (other than NVIT Cardinal Moderately Conservative Fund) ranked within the bottom two quintiles of its Broadridge expense group. As to NVIT Cardinal Moderately Conservative Fund, the Trustees noted that there was no quintile ranking with respect to actual advisory fees because of the small size of the peer groups for the Fund. The Trustees noted that the Adviser had implemented an advisory fee waiver and an increase in the Funds’ administrative services fee in order to enhance the comparability of the Funds’ advisory fees and total expense ratios with those of their peers in the past year that was not fully reflected in the Funds’ comparative expense numbers. The Trustees noted the Adviser’s statements that the advisory fee rates, adjusted to reflect these expense changes, for each of these Funds, was equal to or below the 60th percentile of its Broadridge expense group. The Trustees also noted the Adviser’s view that the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees due principally to the fact that many of the Funds’ peers, which are also funds-of-funds, do not charge an advisory fee at all. The Trustees noted that, for each of these Funds, its total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group for each Fund (other than NVIT Cardinal Moderately Aggressive Fund). As to NVIT Cardinal Moderately Aggressive Fund, the Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was less than one basis point above the 60th percentile of its expense group. The Trustees also considered the actual advisory fee rates and total expense ratios (including 12b-1/non-12b-1 fees) of the underlying funds in which the Funds invest.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to

24

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

25

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

28

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

29

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

30

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

31

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

32

Semiannual Report

June 30, 2017 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

SAR-CD-MCON 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT CardinalSM Moderately Conservative Fund

Asset Allocation†

Fixed Income Funds	60.0%
Equity Funds	40.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Short Term Bond Fund, Class Y	19.0%
NVIT Core Plus Bond Fund, Class Y	18.0%
NVIT Core Bond Fund, Class Y	15.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	11.5%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	7.5%
Nationwide Bond Fund, Class R6	6.0%
NVIT Multi-Manager International Value Fund, Class Y	6.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.5%
NVIT Multi-Manager International Growth Fund, Class Y	3.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.5%
Other Holdings	7.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT CardinalSM Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderately Conservative Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17(a)	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)(b)
Class I Shares	Actual	(c)	1,000.00	1,049.40	1.47	0.29
	Hypothetical	(c)(d)	1,000.00	1,023.36	1.45	0.29
Class II Shares	Actual	(c)	1,000.00	1,048.50	1.93	0.38
	Hypothetical	(c)(d)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(c)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Investment Companies 100.0%

	Shares	Market Value

Equity Funds 40.0%
Nationwide International Small Cap Fund, Class R6* (a)	1,474,071	$16,937,071
NVIT Multi-Manager International Growth Fund, Class Y (a)	2,282,101	25,308,498
NVIT Multi-Manager International Value Fund, Class Y (a)	4,739,305	50,568,386
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,011,111	62,739,107
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	9,110,456	97,117,458
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	1,795,254	20,968,566
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	3,319,240	38,071,685
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	468,715	8,418,118
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,108,709	16,741,511

Total Equity Funds (cost $308,702,433)		336,870,400

Fixed Income Funds 60.0%
Nationwide Bond Fund, Class R6 (a)	5,220,477	50,638,622
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,719,696	16,767,036
NVIT Core Bond Fund, Class Y (a)	11,523,480	126,066,873
NVIT Core Plus Bond Fund, Class Y (a)	13,232,355	151,378,144
NVIT Short Term Bond Fund, Class Y (a)	15,373,405	160,190,882

Total Fixed Income Funds (cost $508,768,423)		505,041,557

Total Investment Companies (cost $817,470,856)		841,911,957

Total Investments (cost $817,470,856) (b) — 100.0%		841,911,957
Liabilities in excess of other assets — 0.0%†		(273,357)

NET ASSETS — 100.0%		$841,638,600

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

7

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $817,470,856)	$841,911,957
Receivable for investments sold	239,709
Receivable for capital shares issued	15,824
Prepaid expenses	4,712

Total Assets	842,172,202

Liabilities:
Payable for capital shares redeemed	255,532
Accrued expenses and other payables:
Investment advisory fees	69,389
Fund administration fees	18,180
Distribution fees	61,778
Administrative servicing fees	104,465
Accounting and transfer agent fees	278
Custodian fees	5,428
Compliance program costs (Note 3)	833
Professional fees	7,783
Printing fees	6,649
Other	3,287

Total Liabilities	533,602

Net Assets	$841,638,600

Represented by:
Capital	$768,832,382
Accumulated undistributed net investment loss	1,271,692
Accumulated net realized gains from affiliated investments	47,093,425
Net unrealized appreciation/(depreciation) from investments in affiliates	24,441,101

Net Assets	$841,638,600

Net Assets:
Class I Shares	$8,991,470
Class II Shares	832,647,130

Total	$841,638,600

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	814,455
Class II Shares	75,475,044

Total	76,289,499

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.04
Class II Shares	$11.03

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$767,781

Total Income	767,781

EXPENSES:
Investment advisory fees	838,367
Fund administration fees	109,599
Distribution fees Class II Shares	1,037,580
Administrative servicing fees Class I Shares	6,220
Administrative servicing fees Class II Shares	622,551
Professional fees	20,474
Printing fees	7,116
Trustee fees	12,776
Custodian fees	16,012
Accounting and transfer agent fees	525
Compliance program costs (Note 3)	1,712
Other	8,563

Total expenses before earnings credit and fees waived	2,681,495

Earnings credit (Note 5)	(31)
Distribution fees waived — Class II (Note 3)	(664,058)
Investment advisory fees waived (Note 3)	(419,176)

Net Expenses	1,598,230

NET INVESTMENT LOSS	(830,449)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	13,273,860
Net change in unrealized appreciation/(depreciation) from investments in affiliates	27,667,593

Net realized/unrealized gains from affiliated investments	40,941,453

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$40,111,004

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Conservative Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income/(loss)	$(830,449)	$15,699,109
Net realized gains from affiliated investments	13,273,860	35,904,763
Net change in unrealized appreciation/(depreciation) from investments in affiliates	27,667,593	(2,763,282)

Change in net assets resulting from operations	40,111,004	48,840,590

Distributions to Shareholders From:
Net investment income:
Class I	–	(205,229)
Class II	–	(21,645,905)
Net realized gains:
Class I	–	(287,306)
Class II	–	(33,316,280)

Change in net assets from shareholder distributions	–	(55,454,720)

Change in net assets from capital transactions	(40,271,978)	3,590,741

Change in net assets	(160,974)	(3,023,389)

Net Assets:
Beginning of period	841,799,574	844,822,963

End of period	$841,638,600	$841,799,574

Accumulated undistributed net investment income at end of period	$1,271,692	$2,102,141

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,252,454	$1,865,765
Dividends reinvested	–	492,535
Cost of shares redeemed	(1,493,964)	(2,824,134)

Total Class I Shares	758,490	(465,834)

Class II Shares
Proceeds from shares issued	1,987,855	25,203,696
Dividends reinvested	–	54,962,185
Cost of shares redeemed	(43,018,323)	(76,109,306)

Total Class II Shares	(41,030,468)	4,056,575

Change in net assets from capital transactions	$(40,271,978)	$3,590,741

10

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Moderately Conservative Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	208,225	173,934
Reinvested	–	46,682
Redeemed	(138,536)	(266,443)

Total Class I Shares	69,689	(45,827)

Class II Shares
Issued	183,549	2,372,523
Reinvested	–	5,213,869
Redeemed	(3,976,966)	(7,119,329)

Total Class II Shares	(3,793,417)	467,063

Total change in shares	(3,723,728)	421,236

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (g)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.52	(0.01)	0.53	0.52	–	–	–	$11.04	4.94%		$8,991,470	0.29%	(0.11%	)	0.39%	7.15%
Year Ended December 31, 2016	$10.62	0.22	0.41	0.63	(0.29)	(0.44)	(0.73)	$10.52	5.99%		$7,837,467	0.29%	2.04%		0.36%	11.84%
Year Ended December 31, 2015	$11.46	0.17	(0.27)	(0.10)	(0.29)	(0.45)	(0.74)	$10.62	(0.88%	)	$8,393,854	0.29%	1.53%		0.29%	12.86%
Year Ended December 31, 2014	$11.57	0.19	0.30	0.49	(0.29)	(0.31)	(0.60)	$11.46	4.17%		$7,647,140	0.29%	1.64%		0.29%	8.83%
Year Ended December 31, 2013	$10.80	0.18	1.04	1.22	(0.21)	(0.24)	(0.45)	$11.57	11.33%		$6,331,385	0.30%	1.56%		0.30%	10.12%
Year Ended December 31, 2012	$10.15	0.18	0.84	1.02	(0.18)	(0.19)	(0.37)	$10.80	10.13%		$4,955,966	0.30%	1.69%		0.30%	11.52%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.52	(0.01)	0.52	0.51	–	–	–	$11.03	4.85%		$832,647,130	0.38%	(0.20%	)	0.64%	7.15%
Year Ended December 31, 2016	$10.61	0.20	0.43	0.63	(0.28)	(0.44)	(0.72)	$10.52	6.00%		$833,962,107	0.38%	1.86%		0.61%	11.84%
Year Ended December 31, 2015	$11.46	0.15	(0.27)	(0.12)	(0.28)	(0.45)	(0.73)	$10.61	(1.06%	)	$836,429,109	0.38%	1.35%		0.54%	12.86%
Year Ended December 31, 2014	$11.57	0.17	0.31	0.48	(0.28)	(0.31)	(0.59)	$11.46	4.08%		$884,696,108	0.38%	1.47%		0.54%	8.83%
Year Ended December 31, 2013	$10.80	0.16	1.05	1.21	(0.20)	(0.24)	(0.44)	$11.57	11.24%		$842,622,400	0.39%	1.40%		0.55%	10.12%
Year Ended December 31, 2012	$10.15	0.16	0.85	1.01	(0.17)	(0.19)	(0.36)	$10.80	10.04%		$735,742,221	0.39%	1.49%		0.55%	11.52%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT CardinalSM Moderately Conservative Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Fund.

The Fund operates as a “fund of funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.

The Fund currently offers Class I and Class II shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

13

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

At June 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

14

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as such on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded as such on the Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

15

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written contract waiving 0.10% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $419,176, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.20%, and after contractual fee waivers was 0.10%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP,

16

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.25% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $109,599 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $1,712.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2018. During the six months ended June 30, 2017, the waiver of such distribution fees by NFD amounted to $664,058 for which NFD shall not be entitled to reimbursement by the Fund for any amount waived.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires;

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $628,771.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y and Class R6 shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide International Small Cap Fund, Class R6	$—	$16,938,822	$1,972,060	$16,937,071	1,474,071	$—	$127,720	$—
NVIT Multi-Manager International Growth Fund, Class Y	33,154,952	—	12,226,756	25,308,498	2,282,101	—	1,868,769	—
NVIT Multi-Manager International Value Fund, Class Y	51,462,535	8,241,101	14,099,637	50,568,386	4,739,305	—	1,391,940	—
NVIT Multi-Manager Large Cap Growth Fund, Class Y	76,140,628	313,466	23,391,549	62,739,107	5,011,111	—	4,483,310	—
NVIT Multi-Manager Large Cap Value Fund, Class Y	109,693,126	132,222	17,373,150	97,117,458	9,110,456	—	3,967,639	—
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	17,394,331	3,692,959	2,490,704	20,968,566	1,795,254	—	47,014	—
NVIT Multi-Manager Mid Cap Value Fund, Class Y	34,622,797	3,980,451	3,042,631	38,071,685	3,319,240	—	72,857	—
NVIT Multi-Manager Small Cap Growth Fund, Class Y	—	8,453,909	230,669	8,418,118	468,715	—	7,392	—
NVIT Multi-Manager Small Cap Value Fund, Class Y	9,363,189	8,250,436	887,660	16,741,511	1,108,709	—	309,389	—

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at June 30, 2017	Shares at June 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
NVIT Multi-Manager Small Company Fund, Class Y	$9,363,189	$—	$9,423,568	$—	—	$—	$1,203,905	$—
Nationwide Bond Fund, Class R6	49,701,756	1,971,045	1,615,402	50,638,622	5,220,477	686,579	(27,731)	—
Nationwide Inflation-Protected Securities Fund, Class R6	16,643,531	256,510	202,751	16,767,036	1,719,696	81,202	7,661	—
NVIT Core Bond Fund, Class Y	124,996,077	2,805,279	5,141,107	126,066,873	11,523,480	—	(35,699)	—
NVIT Core Plus Bond Fund, Class Y	150,250,494	2,645,418	5,425,141	151,378,144	13,232,355	—	(78,757)	—
NVIT Short Term Bond Fund, Class Y	159,305,649	2,714,776	3,995,358	160,190,882	15,373,405	—	(71,549)	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF.

5.  Line of Credit and Earnings Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $60,396,394 and sales of $101,518,143 (excluding short-term securities). Purchases include reinvestment of income and realized gain distributions, as applicable.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Fund invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve its designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in the Fund. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of NMF. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$817,992,063	$28,165,490	$(4,245,596)	$23,919,894

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

20

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Cardinal Aggressive Fund

NVIT Cardinal Moderately Aggressive Fund

NVIT Cardinal Capital Appreciation Fund

NVIT Cardinal Moderate Fund

NVIT Cardinal Balanced Fund

NVIT Cardinal Moderately Conservative Fund

NVIT Cardinal Conservative Fund

NVIT Cardinal Managed Growth Fund

NVIT Cardinal Managed Growth & Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

21

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Cardinal Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees took into consideration the Adviser’s statements that the assets of the Funds are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds.

The Trustees noted that each of NVIT Cardinal Moderately Aggressive Fund and NVIT Cardinal Moderate Fund each ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2016. Each of the remaining Funds ranked below the third quintile of its performance universe. As to these remaining Funds (other

22

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

than NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund), the Trustees considered the Adviser’s statement that the Funds’ underperformance was principally due to differences between the Funds’ asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of those Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities, and that the performance of each of NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund was hurt by an equity security allocation at the bottom of the range of its peers. The Trustees also considered the Adviser’s statement that, for a number of the more conservatively managed of those Funds, the Funds’ allocations to short-term fixed income investments detracted from their relative performance records.

As to the performance of NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund (each of which ranked in the fifth quintile of its performance universe for the three-year period ended August 31, 2016), the Trustees also considered that each Fund’s performance was affected by an underweight to U.S. equities and an overweight to foreign equities. The Trustees considered that the Managed Funds are designed to be offered as investment options under variable insurance products, and that the Funds’ investment strategies call for the Adviser to apply an overlay strategy intended to reduce volatility of the Funds under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Funds’ performance and caused the Funds to underperform other funds that did not use such an overlay. For each of the Funds, the Trustees considered the Adviser’s statement that it remains confident in the Funds’ asset allocation strategy. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreement for an additional one-year period.

The Trustees noted that as to NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund, each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group.

The Trustees noted that, as to the remaining Funds, the actual advisory fee rates for each Fund (other than NVIT Cardinal Moderately Conservative Fund) ranked within the bottom two quintiles of its Broadridge expense group. As to NVIT Cardinal Moderately Conservative Fund, the Trustees noted that there was no quintile ranking with respect to actual advisory fees because of the small size of the peer groups for the Fund. The Trustees noted that the Adviser had implemented an advisory fee waiver and an increase in the Funds’ administrative services fee in order to enhance the comparability of the Funds’ advisory fees and total expense ratios with those of their peers in the past year that was not fully reflected in the Funds’ comparative expense numbers. The Trustees noted the Adviser’s statements that the advisory fee rates, adjusted to reflect these expense changes, for each of these Funds, was equal to or below the 60th percentile of its Broadridge expense group. The Trustees also noted the Adviser’s view that the Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees due principally to the fact that many of the Funds’ peers, which are also funds-of-funds, do not charge an advisory fee at all. The Trustees noted that, for each of these Funds, its total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of its Broadridge expense group for each Fund (other than NVIT Cardinal Moderately Aggressive Fund). As to NVIT Cardinal Moderately Aggressive Fund, the Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was less than one basis point above the 60th percentile of its expense group. The Trustees also considered the actual advisory fee rates and total expense ratios (including 12b-1/non-12b-1 fees) of the underlying funds in which the Funds invest.

The Trustees considered whether each of the Funds may benefit from economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are subject to

23

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

24

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

25

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

26

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

27

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

28

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

29

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

30

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

31

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Emerging Markets Fund

SAR-EM 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Emerging Markets Fund

Asset Allocation†

Common Stocks	97.4%
Other assets in excess of liabilities	2.6%
100.0%

Top Industries††

Banks	15.4%
Internet Software & Services	12.3%
Semiconductors & Semiconductor Equipment	8.0%
Technology Hardware, Storage & Peripherals	7.4%
Oil, Gas & Consumable Fuels	4.8%
Metals & Mining	4.2%
Electronic Equipment, Instruments & Components	3.7%
Insurance	3.2%
Auto Components	3.0%
Media	2.6%
Other Industries	35.4%
100.0%

Top Holdings††

Samsung Electronics Co. Ltd.	5.4%
Tencent Holdings Ltd.	5.1%
Alibaba Group Holding Ltd., ADR	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Naspers Ltd., Class N	2.0%
Hon Hai Precision Industry Co. Ltd.	1.8%
SK Hynix, Inc.	1.7%
Industrial & Commercial Bank of China Ltd., Class H	1.6%
Credicorp Ltd.	1.4%
Other Holdings	71.7%
100.0%
Top Countries††

China	24.7%
South Korea	15.8%
Taiwan	11.8%
India	9.1%
Brazil	6.7%
South Africa	5.1%
Russia	4.7%
Mexico	4.3%
Indonesia	2.5%
Thailand	1.8%
Other Countries	13.5%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	NVIT Emerging Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Emerging Markets Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 – 06/30/17	Expense Ratio During Period (%) 01/01/17 – 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,208.40	6.90	1.26
	Hypothetical	(b)(c)	1,000.00	1,018.55	6.31	1.26
Class II Shares	Actual	(b)	1,000.00	1,206.20	8.26	1.51
	Hypothetical	(b)(c)	1,000.00	1,017.31	7.55	1.51
Class D Shares	Actual	(b)	1,000.00	1,206.40	8.70	1.59
	Hypothetical	(b)(c)	1,000.00	1,016.91	7.95	1.59
Class Y Shares	Actual	(b)	1,000.00	1,208.20	5.91	1.08
	Hypothetical	(b)(c)	1,000.00	1,019.44	5.41	1.08

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 97.4%

	Shares	Market Value

ARGENTINA 0.2%
Internet Software & Services 0.2%
MercadoLibre, Inc.	1,684	$422,482

AUSTRALIA 0.6%
Metals & Mining 0.4%
Syrah Resources Ltd.*	287,901	612,950

Oil, Gas & Consumable Fuels 0.2%
Karoon Gas Australia Ltd.*	340,942	335,156

		948,106

BRAZIL 6.6%
Airlines 0.7%
Azul SA, ADR*	57,269	1,207,231

Banks 2.6%
Banco Bradesco SA (Preference)*	137,919	1,171,910
Banco do Brasil SA*	258,273	2,089,322
Itau Unibanco Holding SA, ADR	95,070	1,050,524

		4,311,756

Chemicals 0.5%
Braskem SA (Preference), Class A	87,535	903,648

Diversified Telecommunication Services 1.1%
Telefonica Brasil SA, ADR	79,400	1,071,106
Telefonica Brasil SA (Preference)	61,260	830,262

		1,901,368

Hotels, Restaurants & Leisure 0.4%
CVC Brasil Operadora e Agencia de Viagens SA	69,556	680,044

Independent Power and Renewable Electricity Producers 0.4%
AES Tiete SA	162,300	668,718

Metals & Mining 0.4%
Vale SA*	75,378	659,833

Transportation Infrastructure 0.5%
CCR SA	172,900	882,010

		11,214,608

CHILE 0.6%
Electric Utilities 0.6%
Enel Americas SA	5,106,730	968,611

CHINA 24.1%
Auto Components 0.6%
Minth Group Ltd.	245,116	1,038,389

Banks 2.9%
China Construction Bank Corp., Class H	2,096,488	1,630,326
China Merchants Bank Co. Ltd., Class H	216,832	653,398
Industrial & Commercial Bank of China Ltd., Class H*	3,913,000	2,640,816

		4,924,540

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Capital Markets 0.3%
CITIC Securities Co. Ltd., Class H	260,086	$537,905

Diversified Consumer Services 0.6%
New Oriental Education & Technology Group, Inc., ADR*	14,336	1,010,545

Electrical Equipment 0.3%
Zhuzhou CRRC Times Electric Co. Ltd.	113,023	554,354

Electronic Equipment, Instruments & Components 0.3%
Sunny Optical Technology Group Co. Ltd.	48,942	438,277

Food Products 0.5%
Dali Foods Group Co. Ltd. (a)	1,471,386	844,297

Hotels, Restaurants & Leisure 0.4%
China Lodging Group Ltd., ADR*	9,503	766,702

Independent Power and Renewable Electricity Producers 0.4%
Huaneng Power International, Inc., Class H	880,086	611,145

Insurance 2.2%
China Life Insurance Co. Ltd., Class H	218,695	668,344
PICC Property & Casualty Co. Ltd., Class H	582,000	972,004
Ping An Insurance Group Co. of China Ltd., Class H	334,184	2,201,403

		3,841,751

Internet & Direct Marketing Retail 2.2%
Ctrip.com International Ltd., ADR*	25,981	1,399,337
JD.com, Inc., ADR*	33,267	1,304,732
Vipshop Holdings Ltd., ADR*	106,077	1,119,112

		3,823,181

Internet Software & Services 11.1%
Alibaba Group Holding Ltd., ADR*	49,767	7,012,170
Baidu, Inc., ADR*	12,038	2,153,117
NetEase, Inc., ADR	4,400	1,322,772
Tencent Holdings Ltd.	238,203	8,545,524

		19,033,583

Life Sciences Tools & Services 0.1%
Wuxi Biologics Cayman, Inc.* (a)	39,500	148,490

Machinery 0.5%
Haitian International Holdings Ltd.	309,286	866,817

Real Estate Management & Development 0.5%
China Resources Land Ltd.	279,777	815,065

Textiles, Apparel & Luxury Goods 0.5%
ANTA Sports Products Ltd.	282,495	933,261

Wireless Telecommunication Services 0.7%
China Mobile Ltd.	107,031	1,134,722

		41,323,024

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

COLOMBIA 1.0%
Banks 0.5%
Bancolombia SA, ADR	19,800	$882,090

Oil, Gas & Consumable Fuels 0.5%
Ecopetrol SA, ADR	87,800	798,102

		1,680,192

CYPRUS 0.6%
Road & Rail 0.6%
Globaltrans Investment plc, GDR	137,470	1,044,772

GEORGIA 0.3%
Banks 0.3%
BGEO Group plc	12,845	584,353

HONG KONG 1.5%
Household Durables 0.5%
Techtronic Industries Co. Ltd.	177,500	815,612

Marine 0.5%
Orient Overseas International Ltd.*	119,535	856,801

Paper & Forest Products 0.5%
Lee & Man Paper Manufacturing Ltd.	871,000	808,114

		2,480,527

HUNGARY 1.2%
Banks 0.6%
OTP Bank plc	29,802	997,457

Oil, Gas & Consumable Fuels 0.6%
MOL Hungarian Oil & Gas plc	12,973	1,018,929

		2,016,386

INDIA 8.8%
Auto Components 0.5%
Motherson Sumi Systems Ltd.*	122,110	871,719

Automobiles 1.2%
Maruti Suzuki India Ltd.	9,801	1,093,581
Tata Motors Ltd., ADR	26,600	878,066

		1,971,647

Banks 1.9%
Axis Bank Ltd.	94,833	758,361
HDFC Bank Ltd., ADR	26,400	2,296,007

		3,054,368

Chemicals 0.4%
UPL Ltd.	58,738	763,507

Communications Equipment 0.3%
Tejas Networks Ltd.*	111,916	523,761

Construction & Engineering 1.3%
IRB Infrastructure Developers Ltd.	102,004	329,789
Larsen & Toubro Ltd.	43,788	1,142,511
Voltas Ltd.	104,041	735,655

		2,207,955

Common Stocks (continued)

	Shares	Market Value

INDIA (continued)
Electrical Equipment 0.3%
Bharat Heavy Electricals Ltd.	274,034	$572,338

IT Services 0.7%
Tata Consultancy Services Ltd.	20,379	744,363
Tech Mahindra Ltd.	88,476	522,539

		1,266,902

Metals & Mining 0.8%
Hindalco Industries Ltd.	242,715	715,705
Hindustan Zinc Ltd.	172,040	700,495

		1,416,200

Oil, Gas & Consumable Fuels 0.4%
Coal India Ltd.	176,151	665,292

Pharmaceuticals 0.3%
Aurobindo Pharma Ltd.	55,134	583,532

Tobacco 0.7%
ITC Ltd.	241,350	1,207,338

		15,104,559

INDONESIA 2.4%
Banks 0.7%
Bank Mandiri Persero Tbk. PT	1,112,900	1,066,738

Diversified Telecommunication Services 0.5%
Telekomunikasi Indonesia Persero Tbk. PT, ADR	26,760	901,009

Media 0.3%
Media Nusantara Citra Tbk. PT*	3,847,964	530,472

Oil, Gas & Consumable Fuels 0.4%
United Tractors Tbk. PT	332,296	683,934

Trading Companies & Distributors 0.5%
AKR Corporindo Tbk. PT	1,899,339	928,467

		4,110,620

LUXEMBOURG 1.1%
Energy Equipment & Services 0.4%
Tenaris SA, ADR	19,400	604,116

Metals & Mining 0.7%
Ternium SA, ADR	43,600	1,224,724

		1,828,840

MEXICO 4.2%
Banks 0.7%
Grupo Financiero Banorte SAB de CV, Class O	185,000	1,176,233

Beverages 1.3%
Arca Continental SAB de CV	107,225	805,809
Fomento Economico Mexicano SAB de CV	141,029	1,389,094

		2,194,903

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

MEXICO (continued)
Consumer Finance 0.4%
Unifin Financiera SAB de CV SOFOM ENR	263,021	$728,973

Equity Real Estate Investment Trusts (REITs) 0.5%
PLA Administradora Industrial S de RL de CV*	444,391	818,079

Food Products 0.4%
Gruma SAB de CV, Class B	52,215	680,942

Metals & Mining 0.5%
Grupo Mexico SAB de CV Series B	293,757	826,623

Transportation Infrastructure 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	6,700	752,410

		7,178,163

PANAMA 0.6%
Airlines 0.6%
Copa Holdings SA, Class A	8,772	1,026,324

PERU 1.3%
Banks 1.3%
Credicorp Ltd.	12,806	2,297,268

PHILIPPINES 0.8%
Banks 0.5%
BDO Unibank, Inc.	351,175	863,305

Diversified Financial Services 0.3%
GT Capital Holdings, Inc.	24,510	586,989

		1,450,294

PORTUGAL 0.5%
Oil, Gas & Consumable Fuels 0.5%
Galp Energia SGPS SA	53,835	815,803

RUSSIA 4.6%
Banks 1.7%
Sberbank of Russia PJSC, ADR	276,303	2,868,349

Electric Utilities 0.2%
Inter RAO UES PJSC	6,236,744	405,401

Internet Software & Services 0.6%
Mail.Ru Group Ltd., GDR*	37,118	979,609

Metals & Mining 0.4%
Severstal PJSC, GDR	50,678	664,337

Oil, Gas & Consumable Fuels 1.7%
LUKOIL PJSC, ADR	42,918	2,093,968
Rosneft Oil Co. PJSC	148,790	815,486

		2,909,454

		7,827,150

Common Stocks (continued)

	Shares	Market Value

SOUTH AFRICA 5.0%
Chemicals 0.4%
Sasol Ltd.	24,287	$681,434

Diversified Financial Services 1.1%
FirstRand Ltd.	506,580	1,826,893

Industrial Conglomerates 0.3%
Bidvest Group Ltd. (The)	41,779	503,119

Media 1.9%
Naspers Ltd., Class N	16,612	3,271,449

Multiline Retail 0.2%
Woolworths Holdings Ltd.	75,865	357,834

Paper & Forest Products 0.6%
Mondi plc	41,931	1,099,505

Wireless Telecommunication Services 0.5%
Vodacom Group Ltd.	62,499	785,337

		8,525,571

SOUTH KOREA 15.4%
Auto Components 1.3%
Nexen Tire Corp.	61,082	712,756
S&T Motiv Co. Ltd.	10,825	477,957
Woory Industrial Co. Ltd.	30,899	1,044,593

		2,235,306

Automobiles 0.4%
Hyundai Motor Co. (Preference)	6,791	691,470

Banks 0.5%
Woori Bank	57,082	919,528

Chemicals 0.7%
LG Chem Ltd. (Preference)	3,441	607,589
Lotte Chemical Corp.	1,952	587,506

		1,195,095

Construction & Engineering 0.4%
Samsung Engineering Co. Ltd.*	58,051	603,973

Diversified Telecommunication Services 0.6%
KT Corp., ADR	59,078	983,058

Electronic Equipment, Instruments & Components 0.5%
Samsung SDI Co. Ltd.	5,785	868,465

Household Durables 0.5%
Coway Co. Ltd.	8,686	789,400

Insurance 0.9%
Dongbu Insurance Co. Ltd.	13,864	823,909
ING Life Insurance Korea Ltd.* (a)	21,413	636,317

		1,460,226

Media 0.3%
Innocean Worldwide, Inc.	9,936	554,558

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA (continued)
Metals & Mining 0.9%
Korea Zinc Co. Ltd.	1,723	$686,591
POSCO	3,340	836,643

		1,523,234

Semiconductors & Semiconductor Equipment 1.5%
SK Hynix, Inc.	46,849	2,758,456

Software 0.5%
NCSoft Corp.	2,388	792,081

Technology Hardware, Storage & Peripherals 6.1%
Samsung Electronics Co. Ltd.	4,304	8,964,465
Samsung Electronics Co. Ltd. (Preference)	963	1,570,170

		10,534,635

Tobacco 0.3%
KT&G Corp.	4,669	477,600

		26,387,085

TAIWAN 11.5%
Auto Components 0.5%
Cub Elecparts, Inc.	61,223	798,573

Communications Equipment 0.3%
Wistron NeWeb Corp.	191,992	571,287

Electronic Equipment, Instruments & Components 2.9%
Hon Hai Precision Industry Co. Ltd.	786,375	3,022,818
Largan Precision Co. Ltd.	12,000	1,910,575

		4,933,393

Food & Staples Retailing 0.0%†
President Chain Store Corp.	9,000	80,867

Semiconductors & Semiconductor Equipment 6.2%
Advanced Semiconductor Engineering, Inc., ADR	114,800	724,388
Macronix International*	1,143,392	626,714
Silicon Motion Technology Corp., ADR	16,870	813,640
Taiwan Semiconductor Manufacturing Co. Ltd.	608,806	4,159,492
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	121,900	4,261,625

		10,585,859

Technology Hardware, Storage & Peripherals 1.1%
Chicony Electronics Co. Ltd.	322,166	816,109
Pegatron Corp.	327,483	1,024,436

		1,840,545

Wireless Telecommunication Services 0.5%
Far EasTone Telecommunications Co. Ltd.	339,000	863,427

		19,673,951

Common Stocks (continued)

	Shares	Market Value

THAILAND 1.7%
Banks 1.0%
Bangkok Bank PCL	89,800	$488,671
Kasikornbank PCL, NVDR	121,552	709,625
Kasikornbank PCL	102,800	600,151

		1,798,447

Health Care Providers & Services 0.3%
Bangkok Dusit Medical Services PCL, Class F	760,900	429,859

Wireless Telecommunication Services 0.4%
Advanced Info Service PCL	140,327	732,725

		2,961,031

TURKEY 1.5%
Automobiles 0.5%
Tofas Turk Otomobil Fabrikasi A/S	102,463	841,575

Industrial Conglomerates 0.3%
KOC Holding A/S	105,753	486,172

Oil, Gas & Consumable Fuels 0.5%
Tupras Turkiye Petrol Rafinerileri A/S	26,893	773,699

Textiles, Apparel & Luxury Goods 0.2%
Mavi Giyim Sanayi Ve Ticaret A/S, Class B* (a)	33,800	412,887

		2,514,333

UNITED ARAB EMIRATES 0.3%
Real Estate Management & Development 0.3%
Emaar Properties PJSC	274,841	579,770

UNITED KINGDOM 0.6%
Personal Products 0.6%
Unilever NV, NYRS	19,300	1,066,711

UNITED STATES 0.4%
IT Services 0.4%
Luxoft Holding, Inc.*	10,485	638,012

Total Common Stocks (cost $134,861,374)		166,668,546

Total Investments (cost $134,861,374) (b) — 97.4%		166,668,546
Other assets in excess of liabilities — 2.6%		4,395,151

NET ASSETS — 100.0%		$171,063,697

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Emerging Markets Fund (Continued)

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $2,041,991 which represents 1.19% of net assets.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

A/S	Minimum Capital Public Traded Company

ENR	Non-Regulated Entity

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

NYRS	New York Registry Shares

PCL	Public Company Limited

PJSC	Public Joint Stock Company

plc	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

S de RL de CV	Public Traded Limited Liability Company

SGPS	Holding Enterprise

SOFOM	Multiple Purpose Financial Company

Tbk. PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Emerging Markets Fund
Assets:
Investments, at value (cost $134,861,374)	$166,668,546
Cash	3,425,593
Foreign currencies, at value (cost $1,131,091)	1,130,472
Interest and dividends receivable	803,696
Receivable for investments sold	485,101
Receivable for capital shares issued	281,785
Reclaims receivable	8,684
Prepaid expenses	841

Total Assets	172,804,718

Liabilities:
Payable for investments purchased	1,257,013
Payable for capital shares redeemed	99,962
Payable for capital gain country tax	2,687
Accrued expenses and other payables:
Investment advisory fees	126,877
Fund administration fees	9,811
Distribution fees	21,050
Administrative servicing fees	45,173
Accounting and transfer agent fees	5,404
Deferred capital gain country tax	98,951
Compliance program costs (Note 3)	162
Professional fees	4,155
Printing fees	16,210
Recoupment fees (Note 3)	51,100
Other	2,466

Total Liabilities	1,741,021

Net Assets	$171,063,697

Represented by:
Capital	$192,080,688
Accumulated undistributed net investment income	1,760,647
Accumulated net realized losses from investments and foreign currency transactions	(54,484,937)
Net unrealized appreciation/(depreciation) from investments†	31,708,221
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(922)

Net Assets	$171,063,697

12

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Emerging Markets Fund
Net Assets:
Class I Shares	$67,675,032
Class II Shares	56,604,944
Class D Shares	46,773,049
Class Y Shares	10,672

Total	$171,063,697

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,722,804
Class II Shares	4,862,207
Class D Shares	4,022,331
Class Y Shares	901

Total	14,608,243

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.83
Class II Shares	$11.64
Class D Shares	$11.63
Class Y Shares	$11.84

†	Net of $98,951 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Emerging Markets Fund
INVESTMENT INCOME:
Dividend income	$2,193,383
Interest income	7,701
Foreign tax withholding	(135,130)

Total Income	2,065,954

EXPENSES:
Investment advisory fees	747,540
Fund administration fees	60,641
Distribution fees Class D Shares	55,740
Distribution fees Class II Shares	64,129
Administrative servicing fees Class D Shares	51,281
Administrative servicing fees Class I Shares	45,804
Administrative servicing fees Class II Shares	38,478
Professional fees	27,693
Printing fees	2,408
Trustee fees	2,406
Custodian fees	7,803
Accounting and transfer agent fees	10,499
Compliance program costs (Note 3)	309
Recoupment fees (Note 3)	51,100
Other	2,773

Total expenses before fees waived	1,168,604

Investment advisory fees waived (Note 3)	(39,292)

Net Expenses	1,129,312

NET INVESTMENT INCOME	936,642

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	5,375,945
Net realized gains from foreign currency transactions (Note 2)	41,929

Net realized gains from investments and foreign currency transactions	5,417,874

Net change in unrealized appreciation/(depreciation) from investments††	22,820,089
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	11,296

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	22,831,385

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	28,249,259

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$29,185,901

†	Net of capital gain country taxes of $91,445.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $69,042.

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	NVIT Emerging Markets Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$936,642	$982,273
Net realized gains/(losses) from investments and foreign currency transactions	5,417,874	(11,855,623)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	22,831,385	16,988,221

Change in net assets resulting from operations	29,185,901	6,114,871

Distributions to Shareholders From:
Net investment income:
Class I	–	(458,790)
Class II	–	(399,672)
Class D	–	(373,386	)(a)
Class Y	–	(2,842)

Change in net assets from shareholder distributions	–	(1,234,690)

Change in net assets from capital transactions	(3,817,894)	34,632,067

Change in net assets	25,368,007	39,512,248

Net Assets:
Beginning of period	145,695,690	106,183,442

End of period	$171,063,697	$145,695,690

Accumulated undistributed net investment income at end of period	$1,760,647	$824,005

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$13,104,831	$9,733,961
Dividends reinvested	–	458,790
Cost of shares redeemed	(12,630,357)	(11,352,706)

Total Class I Shares	474,474	(1,159,955)

Class II Shares
Proceeds from shares issued	4,494,117	4,861,001
Dividends reinvested	–	399,672
Cost of shares redeemed	(4,379,860)	(14,027,650)

Total Class II Shares	114,257	(8,766,977)

Class D Shares
Proceeds from shares issued	2,177,394	2,307,506	(a)
Proceeds from shares issued from merger (Note 10)	–	47,245,768	(a)
Dividends reinvested	–	373,386	(a)
Cost of shares redeemed	(6,167,534)	(5,580,014	)(a)

Total Class D Shares	(3,990,140)	44,346,646	(a)

Class Y Shares
Proceeds from shares issued	662	229,376
Dividends reinvested	–	2,842
Cost of shares redeemed	(417,147)	(19,865)

Total Class Y Shares	(416,485)	212,353

Change in net assets from capital transactions	$(3,817,894)	$34,632,067

15

Statements of Changes in Net Assets (Continued)

	NVIT Emerging Markets Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	1,152,184	1,014,154
Reinvested	–	44,760
Redeemed	(1,137,861)	(1,183,954)

Total Class I Shares	14,323	(125,040)

Class II Shares
Issued	408,653	509,328
Reinvested	–	39,532
Redeemed	(414,669)	(1,491,456)

Total Class II Shares	(6,016)	(942,596)

Class D Shares
Issued	199,473	229,208	(a)
Issued in merger (Note 10)	–	4,703,011	(a)
Reinvested	–	36,969	(a)
Redeemed	(580,913)	(565,417	)(a)

Total Class D Shares	(381,440)	4,403,771	(a)

Class Y Shares
Issued	61	24,137
Reinvested	–	277
Redeemed	(38,184)	(1,931)

Total Class Y Shares	(38,123)	22,483

Total change in shares	(411,256)	3,358,618

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from August 1, 2016 (commencement of operations) through December 31, 2016.

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Emerging Markets Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.79	0.08	1.96	2.04	–	–	$11.83	20.84%	(g)	$67,675,032	1.26%	1.39%	1.31%	23.70%
Year Ended December 31, 2016	$9.16	0.10	0.61	0.71	(0.08)	(0.08)	$9.79	7.72%		$55,881,069	1.26%	1.02%	1.31%	126.86%	(h)
Year Ended December 31, 2015	$11.01	0.15	(1.91)	(1.76)	(0.09)	(0.09)	$9.16	(15.99%	)	$53,435,999	1.20%	1.45%	1.25%	109.50%
Year Ended December 31, 2014	$11.80	0.18	(0.82)	(0.64)	(0.15)	(0.15)	$11.01	(5.51%	)	$69,228,499	1.20%	1.56%	1.25%	83.05%
Year Ended December 31, 2013	$11.86	0.16	(0.08)	0.08	(0.14)	(0.14)	$11.80	0.66%	(g)	$15,371,041	1.19%	1.37%	1.25%	78.72%
Year Ended December 31, 2012	$10.16	0.15	1.61	1.76	(0.06)	(0.06)	$11.86	17.22%		$20,901,248	1.20%	1.38%	1.25%	68.20%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.65	0.06	1.93	1.99	—	—	$11.64	20.62%		$56,604,944	1.51%	1.12%	1.56%	23.70%
Year Ended December 31, 2016	$9.05	0.07	0.61	0.68	(0.08)	(0.08)	$9.65	7.48%		$46,972,982	1.51%	0.75%	1.56%	126.86%	(h)
Year Ended December 31, 2015	$10.86	0.12	(1.88)	(1.76)	(0.05)	(0.05)	$9.05	(16.23%	)	$52,596,042	1.49%	1.21%	1.54%	109.50%
Year Ended December 31, 2014	$11.66	0.16	(0.81)	(0.65)	(0.15)	(0.15)	$10.86	(5.73%	)	$61,818,215	1.45%	1.37%	1.50%	83.05%
Year Ended December 31, 2013	$11.72	0.13	(0.08)	0.05	(0.11)	(0.11)	$11.66	0.43%		$1,233,167	1.44%	1.15%	1.50%	78.72%
Year Ended December 31, 2012	$10.04	0.12	1.59	1.71	(0.03)	(0.03)	$11.72	16.99%		$1,442,757	1.45%	1.12%	1.50%	68.20%

Class D Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.64	0.05	1.94	1.99	—	—	$11.63	20.64%		$46,773,049	1.59%	1.01%	1.64%	23.70%
Period Ended December 31, 2016 (i)	$9.89	0.01	(0.18)	(0.17)	(0.08)	(0.08)	$9.64	(1.75%	)	$42,459,338	1.57%	0.24%	1.62%	126.86%	(h)

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.80	0.01	2.03	2.04	—	—	$11.84	20.82%		$10,672	1.08%	0.17%	1.13%	23.70%
Year Ended December 31, 2016	$9.15	0.12	0.61	0.73	(0.08)	(0.08)	$9.80	7.94%		$382,301	1.11%	1.25%	1.16%	126.86%	(h)
Year Ended December 31, 2015	$11.02	0.16	(1.91)	(1.75)	(0.12)	(0.12)	$9.15	(15.90%	)	$151,401	1.08%	1.58%	1.13%	109.50%
Period Ended December 31, 2014 (j)	$11.42	0.13	(0.43)	(0.30)	(0.10)	(0.10)	$11.02	(2.72%	)	$85,126	1.06%	1.62%	1.11%	83.05%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Excludes merger activity.
(i)	For the period from August 1, 2016 (commencement of operations) through December 31, 2016. Total return is calculated based on inception date of July 29, 2016 through December 31, 2016.
(j)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are integral part of financial statements

17

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Emerging Markets Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies.

As of June 30, 2017, the Fund had one unaffiliated omnibus shareholder account (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund.

The Fund currently offers Class I, Class II, Class D and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

Class D Shares commenced operations on August 1, 2016.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of exchange traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available , such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$2,233,555	$—	$—	$2,233,555
Auto Components	—	4,943,987	—	4,943,987
Automobiles	878,066	2,626,626	—	3,504,692
Banks	12,924,362	12,820,070	—	25,744,432
Beverages	2,194,903	—	—	2,194,903
Capital Markets	—	537,905	—	537,905
Chemicals	903,648	2,640,036	—	3,543,684
Communications Equipment	523,761	571,287	—	1,095,048
Construction & Engineering	—	2,811,928	—	2,811,928
Consumer Finance	728,973	—	—	728,973
Diversified Consumer Services	1,010,545	—	—	1,010,545
Diversified Financial Services	—	2,413,882	—	2,413,882
Diversified Telecommunication Services	3,785,435	—	—	3,785,435
Electric Utilities	968,611	405,401	—	1,374,012
Electrical Equipment	—	1,126,692	—	1,126,692
Electronic Equipment, Instruments & Components	—	6,240,135	—	6,240,135
Energy Equipment & Services	604,116	—	—	604,116
Equity Real Estate Investment Trusts (REITs)	818,079	—	—	818,079
Food & Staples Retailing	—	80,867	—	80,867
Food Products	1,525,239	—	—	1,525,239
Health Care Providers & Services	—	429,859	—	429,859
Hotels, Restaurants & Leisure	1,446,746	—	—	1,446,746
Household Durables	—	1,605,012	—	1,605,012
Independent Power and Renewable Electricity Producers	668,718	611,145	—	1,279,863
Industrial Conglomerates	—	989,291	—	989,291
Insurance	636,317	4,665,660	—	5,301,977
Internet & Direct Marketing Retail	3,823,181	—	—	3,823,181
Internet Software & Services	10,910,541	9,525,133	—	20,435,674
IT Services	638,012	1,266,902	—	1,904,914
Life Sciences Tools & Services	148,490	—	—	148,490
Machinery	—	866,817	—	866,817
Marine	—	856,801	—	856,801
Media	—	4,356,479	—	4,356,479
Metals & Mining	2,711,180	4,216,721	—	6,927,901
Multiline Retail	—	357,834	—	357,834
Oil, Gas & Consumable Fuels	2,892,070	5,108,299	—	8,000,369
Paper & Forest Products	—	1,907,619	—	1,907,619
Personal Products	1,066,711	—	—	1,066,711
Pharmaceuticals	—	583,532	—	583,532
Real Estate Management & Development	—	1,394,835	—	1,394,835
Road & Rail	1,044,772	—	—	1,044,772
Semiconductors & Semiconductor Equipment	5,799,653	7,544,662	—	13,344,315
Software	—	792,081	—	792,081
Technology Hardware, Storage & Peripherals	—	12,375,180	—	12,375,180
Textiles, Apparel & Luxury Goods	412,887	933,261	—	1,346,148

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks (continued)
Tobacco	$—	$1,684,938	$—	$1,684,938
Trading Companies & Distributors	—	928,467	—	928,467
Transportation Infrastructure	1,634,420	—	—	1,634,420
Wireless Telecommunication Services	—	3,516,211	—	3,516,211
Total Common Stocks	$62,932,991	$103,735,555	$—	$166,668,546
Total	$62,932,991	$103,735,555	$—	$166,668,546

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Lazard Asset Management LLC
Standard Life Investments (Corporate Funds) Limited

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

The Trust and NFA have entered into a written contract waiving 0.05% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $39,292, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.95%, and after contractual fee waivers was 0.90%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.20% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

Pursuant to the Expense Limitation Agreement, during the six months ended June 30, 2017, the Fund reimbursed NFA in the amount of $51,100.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

During the six months ended June 30, 2017, NFM earned $60,641 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $309.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class D, shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class D shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.23%, 0.15% and 0.15% for Class I, Class II and Class D shares, respectively, for a total amount of $135,563.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $36,640,761 and sales of $40,327,572 (excluding short-term securities).

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $0 of brokerage commissions.

10.  Merger

At close of business on August 5, 2016, NVIT Emerging Markets Fund (“Acquiring Fund”) acquired all of the net assets of NVIT Developing Markets Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on March 9, 2016. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 4,703,011 shares of the Acquiring Fund, valued at $47,245,768, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $40,946,327 and identified cost of $36,392,079 at August 5, 2016, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $108,837,525. The net assets of the Acquiring Fund immediately following the acquisition were $156,083,293. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class II shares of the Target Fund received a number of shares proportional to their ownership of Class D of the Acquiring Fund.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/(Depreciation) immediately before and after the reorganization.

Fund/Class	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/ (Depreciation)
Target Fund
NVIT Developing Markets Fund				$4,554,248
Class II	9,053,902	$47,245,768	$5.2183

Acquiring Fund
NVIT Emerging Markets Fund				$12,382,158
Class I	5,739,013	$58,450,604	$10.1848
Class II	4,973,279	49,981,395	10.0500
Class D	3,644	36,605	10.0459
Class Y	36,216	368,921	10.1867
After Reorganization
NVIT Emerging Markets Fund				$16,936,406
Class I	5,739,013	$58,450,604	$10.1848
Class II	4,973,279	49,981,395	10.0500
Class D	4,706,655	47,282,373	10.0459
Class Y	36,216	368,921	10.1867
The following pro forma information for the year ended December 31, 2016 is provided as though the reorganization had been completed on January 1, 2016, the beginning of the annual reporting period for the Fund:

●	Net investment income $987,018;

●	Net loss on investments $(16,188,529);

●	Net change in unrealized appreciation/(depreciation) $31,629,916; and

●	Net increase in net assets resulting from operations $16,428,405.

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since August 5, 2016.

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

11.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$135,459,959	$34,931,114	$(3,722,527)	$31,208,587

12.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

27

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

28

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

29

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

30

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

31

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

32

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

33

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

34

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

35

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

36

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

37

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

38

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

39

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

40

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

SAR-CPB 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as

3

Economic Review (con’t.)

economic trends in Europe and Japan are at multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Core Plus Bond Fund

Asset Allocation†

Corporate Bonds	34.8%
Mortgage-Backed Securities	29.0%
U.S. Treasury Obligations	23.0%
Asset-Backed Securities	10.5%
U.S. Government Agency Securities	3.6%
Commercial Mortgage-Backed Securities	2.9%
Foreign Government Securities	2.6%
Collateralized Mortgage Obligations	0.9%
Repurchase Agreements	0.8%
Supranational	0.4%
Municipal Bond	0.2%
Common Stocks††	0.0%
Futures Contracts††	0.0%
Liabilities in excess of other assets†††	(8.7)%
100.0%

Top Industries††††

Banks	5.1%
Diversified Telecommunication Services	3.1%
Technology Hardware, Storage & Peripherals	3.0%
Media	2.6%
Oil, Gas & Consumable Fuels	2.4%
Capital Markets	2.3%
Pharmaceuticals	2.2%
Health Care Equipment & Supplies	1.3%
Consumer Finance	1.2%
Electric Utilities	1.2%
Other Industries*	75.6%
100.0%

Top Holdings††††

U.S. Treasury Bonds, 3.88%, 08/15/40	3.3%
U.S. Treasury Inflation Linked Bonds, 3.88%, 04/15/29	3.2%
U.S. Treasury Notes, 1.38%, 04/30/20	2.9%
U.S. Treasury Inflation Linked Bonds, 2.00%, 01/15/26	2.7%
U.S. Treasury Notes, 0.75%, 01/31/18	2.2%
U.S. Treasury Bonds, 5.50%, 08/15/28	2.1%
Chase Issuance Trust, 1.06%, 09/16/19	2.1%
U.S. Treasury Inflation Linked Note, 0.25%, 01/15/25	1.8%
Citibank Credit Card Issuance Trust, 1.75%, 11/19/21	1.6%
FNMA TBA, 4.00%, 07/25/47	1.6%
Other Holdings*	76.5%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Core Plus Bond Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,025.20	3.21	0.64
	Hypothetical	(b)(c)	1,000.00	1,021.62	3.21	0.64
Class II Shares	Actual	(b)	1,000.00	1,024.30	4.47	0.89
	Hypothetical	(b)(c)	1,000.00	1,020.38	4.46	0.89
Class Y Shares	Actual	(b)	1,000.00	1,026.00	2.46	0.49
	Hypothetical	(b)(c)	1,000.00	1,022.36	2.46	0.49

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 10.5%

	Principal Amount	Market Value

Airlines 0.6%
American Airlines Class Pass-Through Trust, Series 2016-2, Class AA, 3.20%, 06/15/28	$1,918,780	$1,901,895
American Airlines Pass-Through Trust, Series 2016-2, Class A, 3.65%, 06/15/28	8,201,080	8,324,096

		10,225,991

Automobiles 0.7%
Ally Auto Receivables Trust, Series 2017-3, Class A2, 1.53%, 03/16/20	4,537,000	4,535,373
Toyota Auto Receivables Owner Trust, Series 2017-B, Class A2A, 1.46%, 01/15/20	7,600,000	7,599,735

		12,135,108

Credit Card 4.4%
BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 09/15/20	4,967,000	4,963,116
Chase Issuance Trust
Series 2016-A7, Class A7, 1.06%, 09/16/19	42,321,000	42,293,187
Series 2015-A5, Class A5, 1.36%, 04/15/20	2,200,000	2,198,107
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	32,530,000	32,501,029

		81,955,439

Home Equity 0.7%
Accredited Mortgage Loan Trust, Series 2005-4, Class A2D, 1.54%, 12/25/35 (a)	729,927	720,350
Asset-Backed Securities Corp. Home Equity Loan Trust AEG, Series 2006-HE1, Class A3, 1.42%, 01/25/36 (a)	1,351,345	1,340,680
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 1.50%, 02/25/36 (a)	5,797,400	5,588,783
RASC Trust, Series 2004-KS5, Class MII1, 2.00%, 06/25/34 (a)	918,874	862,402
Soundview Home Loan Trust
Series 2005-OPT1, Class M2, 1.89%, 06/25/35 (a)	3,640,000	3,565,384

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Home Equity (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-NC1, Class A4, 1.37%, 05/25/36 (a)	$933,079	$923,847

		13,001,446

Other 3.2%
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M4, 2.19%, 05/25/35 (a)	3,954,000	3,894,625
Series 2006-NC1, Class A4, 1.53%, 01/25/36 (a)	6,000,000	5,757,939
Series 2006-RFC1, Class A3, 1.37%, 05/25/36 (a)	754,600	749,588
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH1, Class M2, 1.59%, 01/25/36 (a)	1,098,365	1,096,222
Series 2006-WFH4, Class M1, 1.50%, 11/25/36 (a)	4,968,000	4,883,925
Countrywide Asset-Backed Certificates, Series 2005-15, Class 2AV3, 1.59%, 04/25/36 (a)	3,664,360	3,520,183
GSAMP Trust, Series 2006-HE1, Class M1, 1.61%, 01/25/36 (a)	1,860,000	1,787,958
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 1.61%, 01/25/36 (a)	2,000,000	1,906,447
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1, 1.32%, 03/25/47 (a)	1,015,612	645,768
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WWF1, Class M4, 2.87%, 12/25/34 (a)	5,460,000	5,391,667
Series 2004-WHQ2, Class M3, 2.25%, 02/25/35 (a)	3,080,000	3,045,496
Popular ABS Mortgage Pass-Through Trust
Series 2005-2, Class AV1B, 1.48%, 04/25/35 (a)	2,330,563	2,264,997
Series 2005-4, Class M1, 1.68%, 09/25/35 (a)	4,779,000	4,643,658
RAMP Trust
Series 2003-RS2, Class AII, 1.90%, 03/25/33 (a)	933,255	906,196
Series 2006-RZ3, Class M1, 1.57%, 08/25/36 (a)	5,010,000	4,681,457
Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 2.02%, 07/25/34 (a)	2,037,504	1,993,043

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-WF4, Class M4, 1.80%, 11/25/35 (a)	$5,800,000	$5,729,263
Series 2006-AM1, Class A4, 1.38%, 04/25/36 (a)	397,767	393,910
Verizon Owner Trust, Series 2016-2A, Class A, 1.68%, 05/20/21 (b)	6,670,000	6,651,781

		59,944,123

Student Loan 0.9%
Navient Student Loan Trust
Series 2016-6A, Class A1, 1.70%, 03/25/66 (a)(b)	5,021,974	5,033,262
Series 2017-3A, Class A1, 1.52%, 07/26/66 (a)(b)	5,996,834	5,997,541
Series 2017-1A, Class A1, 1.62%, 07/26/66 (a)(b)	5,890,353	5,895,308

		16,926,111

Total Asset-Backed Securities (cost $184,165,058)		194,188,218

Collateralized Mortgage Obligations 0.9%
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M2, 4.67%, 10/25/29 (a)	4,600,000	4,858,056
Series 2017-HQA2, Class M2, 3.81%, 12/25/29 (a)	3,100,000	3,104,954
FNMA
Series 2017-C03, Class 1M2, 4.22%, 10/25/29 (a)	3,870,000	3,977,199
Series 2017-C04, Class 2M2, 4.07%, 11/25/29 (a)	4,525,000	4,582,409

Total Collateralized Mortgage Obligations (cost $16,100,215)		16,522,618

Commercial Mortgage-Backed Securities 2.9%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.69%, 06/11/50 (a)	733,786	736,585
COMM Mortgage Trust
Series 2013-LC6, Class XB, IO, 0.50%, 01/10/46 (a)(b)	30,500,000	617,939
Series 2013-CR6, Class XB, IO, 0.77%, 03/10/46 (a)	33,000,000	939,190

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

COMM Mortgage Trust (continued)
Series 2014-CR16, Class XA, IO, 1.35%, 04/10/47 (a)	$45,125,210	$2,278,805
Series 2014-UBS3, Class XA, IO, 1.48%, 06/10/47 (a)	26,818,267	1,568,445
Series 2014-UBS6, Class XA, IO, 1.18%, 12/10/47 (a)	20,476,402	1,041,913
Series 2015-LC21, Class A4, 3.71%, 07/10/48	2,160,000	2,252,075
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.33%, 12/10/49 (a)	1,192,097	1,194,258
Commercial Mortgage Trust
Series 2014-CR17, Class XA, IO, 1.31%, 05/10/47 (a)	33,818,720	1,734,163
Series 2007-GG11, Class A4, 5.74%, 12/10/49	463,418	463,067
Credit Suisse Commercial Mortgage Trust
Series 2007-C4, Class A4, 6.25%, 09/15/39 (a)	152,118	151,946
Series 2007-C5, Class A4, 5.70%, 09/15/40 (a)	1,235,946	1,234,733
Csail Commercial Mortgage Trust, Series 2015-C2, Class XA, IO, 1.01%, 06/15/57 (a)	39,031,030	1,893,809
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.50%, 11/15/49	1,800,000	1,834,265
GS Mortgage Securities Corp. II, Series 2015-GC30, Class XA, IO, 1.03%, 05/10/50 (a)	48,181,762	2,282,423
GS Mortgage Securities Trust
Series 2014-GC18, Class XA, IO, 1.29%, 01/10/47 (a)	65,794,831	3,368,261
Series 2014-GC26, Class XA, IO, 1.21%, 11/10/47 (a)	35,632,129	2,042,861
Series 2015-GC32, Class A4, 3.76%, 07/10/48	2,250,000	2,361,371
Series 2015-GC34, Class AAB, 3.28%, 10/10/48	2,045,000	2,101,515
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.08%, 08/12/49 (a)	14,496	14,485
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class XA, IO, 1.34%, 06/15/47 (a)	33,764,713	1,770,675
Series 2015-C24, Class A4, 3.73%, 05/15/48	4,795,000	5,019,022
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, 3.78%, 05/15/48 (a)	4,550,000	4,770,300

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class A4, 3.64%, 06/15/48	$2,890,000	$3,003,590
Series 2016-LC24, Class A4, 2.94%, 10/15/49	1,500,000	1,473,559
Series 2016-NXS6, Class A4, 2.92%, 11/15/49	4,700,000	4,606,585
Series 2016-LC25, Class A4, 3.64%, 12/15/59	2,225,000	2,307,628
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, IO, 1.53%, 03/15/47 (a)	27,696,709	1,549,858

Total Commercial Mortgage-Backed Securities (cost $54,875,039)		54,613,326

Corporate Bonds 34.8%
Aerospace & Defense 0.3%
Arconic, Inc., 5.13%, 10/01/24 (c)	105,000	108,938
United Technologies Corp., 4.05%, 05/04/47	4,805,000	4,921,790

		5,030,728

Airlines 0.5%
Delta Air Lines, Inc., 3.63%, 03/15/22	8,255,000	8,474,471

Auto Components 0.0%†
Icahn Enterprises LP, 4.88%, 03/15/19	325,000	328,250
IHO Verwaltungs GmbH, 4.50%, 09/15/23 (b)(d)	205,000	208,075
ZF North America Capital, Inc., 4.00%, 04/29/20 (b)	150,000	155,250

		691,575

Automobiles 0.2%
General Motors Co., 6.60%, 04/01/36	3,235,000	3,748,139

Banks 5.5%
Bank of America Corp., 2.15%, 11/09/20	8,280,000	8,242,517
4.45%, 03/03/26	6,110,000	6,358,946
3.71%, 04/24/28 (a)(c)	13,155,000	13,251,359
Capital One NA, 2.35%, 08/17/18	7,784,473	7,815,790
2.35%, 01/31/20	9,840,000	9,843,208
CIT Group, Inc., 5.50%, 02/15/19 (b)	49,000	51,450
3.88%, 02/19/19	300,000	307,500
Citibank NA, 2.00%, 03/20/19	9,930,000	9,967,079

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Citigroup, Inc., 2.70%, 03/30/21	$6,355,000	$6,397,172
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29 (a)(b)	338,000	353,210
JPMorgan Chase & Co., 3.22%, 03/01/25 (a)	8,895,000	8,911,714
3.54%, 05/01/28 (a)	8,485,000	8,510,692
PNC Bank NA, 1.70%, 12/07/18	4,580,000	4,579,418
2.00%, 05/19/20	8,480,000	8,466,890
TC Ziraat Bankasi A/S,
Reg. S, 4.25%, 07/03/19	200,000	201,108
5.13%, 05/03/22 (b)	200,000	200,654
UBS Group Funding Switzerland AG, 4.25%, 03/23/28 (b)	8,465,000	8,843,639
Vnesheconombank Via VEB Finance plc, Reg. S, 6.90%, 07/09/20	200,000	217,318

		102,519,664

Beverages 0.2%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46	2,495,000	2,815,959

Biotechnology 0.4%
AbbVie, Inc., 2.50%, 05/14/20	7,500,000	7,586,947

Building Products 0.0%†
Allegion plc, 5.88%, 09/15/23	135,000	144,787
USG Corp., 5.50%, 03/01/25 (b)	120,000	127,500

		272,287

Capital Markets 2.5%
Credit Suisse Group AG, 3.57%, 01/09/23 (b)	8,890,000	9,109,903
Goldman Sachs Group, Inc. (The), 3.69%, 06/05/28 (a)	9,300,000	9,336,921
5.15%, 05/22/45	5,495,000	6,103,615
Morgan Stanley, 2.50%, 04/21/21	5,000,000	4,996,145
2.75%, 05/19/22	5,690,000	5,688,771
3.88%, 01/27/26	4,100,000	4,220,864
3.63%, 01/20/27	7,245,000	7,297,092
MSCI, Inc., 5.25%, 11/15/24 (b)	285,000	302,100
5.75%, 08/15/25 (b)	250,000	270,780

		47,326,191

Chemicals 0.1%
CF Industries, Inc., 5.38%, 03/15/44	135,000	120,487

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals (continued)
Momentive Performance Materials USA, Inc., 8.88%, 10/15/20 (e)(f)	$110,000	$0
Momentive Performance Materials, Inc., 3.88%, 10/24/21	110,000	109,175
NOVA Chemicals Corp., 4.88%, 06/01/24 (b)	185,000	184,306
5.00%, 05/01/25 (b)	260,000	258,700
5.25%, 06/01/27 (b)	275,000	273,625
WR Grace & Co.-Conn., 5.13%, 10/01/21 (b)	50,000	53,625
WR Grace & Co-Conn., 5.63%, 10/01/24 (b)	50,000	53,438

		1,053,356

Commercial Services & Supplies 0.1%
ADT Corp. (The), 4.88%, 07/15/32 (b)	205,000	179,375
Aramark Services, Inc., 5.13%, 01/15/24	240,000	252,300
Harland Clarke Holdings Corp., 8.38%, 08/15/22 (b)	280,000	298,200
Nielsen Finance LLC, 4.50%, 10/01/20	40,000	40,611
5.00%, 04/15/22 (b)	855,000	887,063
RR Donnelley & Sons Co., 7.63%, 06/15/20 (c)	243,000	270,337
7.88%, 03/15/21	155,000	167,788
6.50%, 11/15/23 (c)	408,000	406,980
6.00%, 04/01/24	96,000	93,480

		2,596,134

Communications Equipment 0.0%†
Aegis Merger Sub, Inc., 10.25%, 02/15/23 (b)	90,000	99,900
CommScope Technologies LLC, 6.00%, 06/15/25 (b)	195,000	208,163
Riverbed Technology, Inc., 8.88%, 03/01/23 (b)	185,000	188,006

		496,069

Construction & Engineering 0.0%†
AECOM, 5.88%, 10/15/24	105,000	114,187

Consumer Finance 1.4%
Ally Financial, Inc., 3.25%, 09/29/17	265,000	265,821
6.25%, 12/01/17	740,000	752,802
3.60%, 05/21/18	460,000	465,175
3.25%, 11/05/18	645,000	652,869
8.00%, 03/15/20	860,000	978,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance (continued)
Ford Motor Credit Co. LLC, 3.10%, 05/04/23	$4,985,000	$4,925,235
General Motors Financial Co., Inc., 3.15%, 06/30/22	6,520,000	6,530,093
4.30%, 07/13/25	5,345,000	5,451,638
4.35%, 01/17/27	2,805,000	2,839,524
Navient Corp., 4.63%, 09/25/17	205,000	205,513
8.45%, 06/15/18	135,000	142,155
5.50%, 01/15/19	65,000	67,681
4.88%, 06/17/19	795,000	826,800
8.00%, 03/25/20	100,000	111,750
6.13%, 03/25/24 (c)	110,000	113,300
5.88%, 10/25/24	220,000	223,916
OneMain Financial Holdings LLC, 7.25%, 12/15/21 (b)	225,000	236,981
Springleaf Finance Corp., 7.75%, 10/01/21	100,000	111,875
6.13%, 05/15/22	200,000	211,000

		25,112,378

Containers & Packaging 0.1%
Ardagh Packaging Finance plc, 4.25%, 09/15/22 (b)	205,000	210,433
6.00%, 02/15/25 (b)	345,000	362,250
Ball Corp., 4.38%, 12/15/20	145,000	152,250
5.00%, 03/15/22	195,000	208,162
Berry Plastics Corp., 5.13%, 07/15/23	150,000	156,188
BWAY Holding Co., 5.50%, 04/15/24 (b)	165,000	168,506
Reynolds Group Issuer, Inc., 5.75%, 10/15/20	435,000	445,153
6.87%, 02/15/21	103,702	106,553
5.13%, 07/15/23 (b)	300,000	311,625
Sealed Air Corp., 5.50%, 09/15/25 (b)	165,000	180,263

		2,301,383

Diversified Consumer Services 0.0%†
Service Corp. International, 7.63%, 10/01/18	105,000	112,088
5.38%, 01/15/22	115,000	118,450
5.38%, 05/15/24	195,000	205,949
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (b)	150,000	155,250

		591,737

Diversified Financial Services 0.0%†
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 05/09/24 (b)	200,000	195,500

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
Syniverse Foreign Holdings Corp., 9.13%, 01/15/22 (b)	$167,000	$166,374

		361,874

Diversified Telecommunication Services 3.4%
AT&T, Inc., 5.25%, 03/01/37	9,550,000	10,174,350
4.75%, 05/15/46	11,870,000	11,639,770
CCO Holdings LLC, 5.25%, 09/30/22	385,000	396,319
5.13%, 05/01/23 (b)	390,000	409,500
5.75%, 02/15/26 (b)	490,000	524,300
5.13%, 05/01/27 (b)	95,000	97,138
5.88%, 05/01/27 (b)	290,000	309,937
CenturyLink, Inc.,
Series S, 6.45%, 06/15/21	205,000	221,400
Series W, 6.75%, 12/01/23	110,000	118,457
Deutsche Telekom International Finance BV, 2.23%, 01/17/20 (b)	6,795,000	6,805,226
Embarq Corp., 8.00%, 06/01/36	890,000	898,900
Frontier Communications Corp., 8.13%, 10/01/18	95,000	100,344
7.13%, 01/15/23	110,000	91,575
7.63%, 04/15/24	150,000	123,563
11.00%, 09/15/25 (c)	1,340,000	1,242,850
9.00%, 08/15/31	695,000	557,737
Intelsat Jackson Holdings SA, 5.50%, 08/01/23	100,000	82,750
Intelsat Luxembourg SA, 7.75%, 06/01/21	100,000	55,000
8.13%, 06/01/23	635,000	334,963
Level 3 Financing, Inc., 5.38%, 08/15/22	545,000	561,350
5.13%, 05/01/23	255,000	264,720
5.38%, 01/15/24	105,000	109,594
Qwest Corp., 6.88%, 09/15/33	412,000	405,405
SFR Group SA, 6.00%, 05/15/22 (b)	1,125,000	1,177,031
7.38%, 05/01/26 (b)	640,000	694,400
Telecom Italia Capital SA, 6.00%, 09/30/34	400,000	422,944
Telefonica Emisiones SAU, 5.21%, 03/08/47	6,095,000	6,580,967
Verizon Communications, Inc., 5.05%, 03/15/34	3,830,000	4,054,687
4.27%, 01/15/36	9,565,000	9,231,717
4.13%, 08/15/46	4,340,000	3,862,591
Virgin Media Finance plc, 5.25%, 02/15/22	365,000	343,100
6.00%, 10/15/24 (b)	5,000	5,300

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Virgin Media Secured Finance plc, 5.50%, 08/15/26 (b)	$335,000	$350,913
Wind Acquisition Finance SA, 4.75%, 07/15/20 (b)	350,000	353,675
7.38%, 04/23/21 (b)	210,000	218,400

		62,820,873

Electric Utilities 1.3%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (b)	199,240	217,172
Duke Energy Corp., 1.80%, 09/01/21	7,320,000	7,145,608
Eskom Holdings SOC Ltd., 7.13%, 02/11/25 (b)	200,000	204,000
Exelon Corp., 4.45%, 04/15/46	4,340,000	4,485,494
Georgia Power Co., 3.25%, 03/30/27	4,355,000	4,341,722
Great Plains Energy, Inc., 4.85%, 04/01/47	3,010,000	3,097,260
IPALCO Enterprises, Inc., 5.00%, 05/01/18	325,000	330,281
Southern Co. (The), 4.40%, 07/01/46	4,205,000	4,281,396

		24,102,933

Electronic Equipment, Instruments & Components 0.0%†
CDW LLC, 5.00%, 09/01/23	105,000	109,331
5.00%, 09/01/25	95,000	98,563
Flex Ltd., 5.00%, 02/15/23	110,000	120,271
Zebra Technologies Corp., 7.25%, 10/15/22	125,000	132,813

		460,978

Energy Equipment & Services 0.0%†
Precision Drilling Corp., 6.63%, 11/15/20	143,498	140,270
6.50%, 12/15/21	185,000	181,069
5.25%, 11/15/24	255,000	222,487

		543,826

Equity Real Estate Investment Trusts (REITs) 1.1%
Corporate Office Properties LP, 3.60%, 05/15/23	5,645,000	5,610,023
EPR Properties, 4.50%, 06/01/27	6,185,000	6,222,098
Equinix, Inc., 5.88%, 01/15/26	175,000	190,804
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	5,000,000	4,942,280

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26 (b)	$55,000	$57,750
Iron Mountain, Inc., 6.00%, 08/15/23	260,000	276,250
5.75%, 08/15/24	245,000	249,900
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	225,000	245,250
MPT Operating Partnership LP, 6.38%, 02/15/22	95,000	98,088
6.38%, 03/01/24	180,000	195,773
5.50%, 05/01/24	420,000	438,900
5.25%, 08/01/26	295,000	306,679
Sabra Health Care LP, 5.50%, 02/01/21	345,000	358,800
Uniti Group, Inc., 6.00%, 04/15/23 (b)	105,000	109,265
8.25%, 10/15/23	305,000	314,150
7.13%, 12/15/24 (b)	95,000	94,169

		19,710,179

Food & Staples Retailing 0.1%
Albertsons Cos. LLC, 6.63%, 06/15/24 (b)	455,000	451,587
5.75%, 03/15/25 (b)	310,000	288,300
Rite Aid Corp., 6.13%, 04/01/23 (b)(c)	105,000	103,097
Tesco plc, 5.50%, 11/15/17 (b)	130,000	131,387

		974,371

Food Products 0.0%†
Marfrig Holdings Europe BV,
Reg. S, 8.00%, 06/08/23	200,000	203,040
Post Holdings, Inc., 6.00%, 12/15/22 (b)	245,000	259,700
5.50%, 03/01/25 (b)	170,000	175,313
5.75%, 03/01/27 (b)	165,000	169,537

		807,590

Gas Utilities 0.0%†
Ferrellgas LP, 6.75%, 01/15/22 (c)	300,000	282,000
6.75%, 06/15/23 (c)	320,000	298,400

		580,400

Health Care Equipment & Supplies 1.4%
Abbott Laboratories, 2.35%, 11/22/19	7,010,000	7,062,701
4.90%, 11/30/46	7,160,000	7,886,296
Becton Dickinson and Co., 3.36%, 06/06/24	10,730,000	10,754,529

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance SA, 5.50%, 04/15/25 (b)(c)	$115,000	$100,625

		25,804,151

Health Care Providers & Services 0.9%
Cardinal Health, Inc., 2.62%, 06/15/22	9,300,000	9,308,602
CHS/Community Health Systems, Inc., 7.13%, 07/15/20 (c)	55,000	53,556
6.88%, 02/01/22 (c)	185,000	161,644
DaVita, Inc., 5.75%, 08/15/22	170,000	174,675
5.13%, 07/15/24	155,000	157,325
Fresenius Medical Care US Finance II, Inc., 6.50%, 09/15/18 (b)	290,000	304,680
5.88%, 01/31/22 (b)	145,000	160,587
4.75%, 10/15/24 (b)	105,000	110,250
HCA, Inc., 6.50%, 02/15/20	145,000	158,231
5.88%, 03/15/22	95,000	105,331
4.75%, 05/01/23	340,000	359,550
5.00%, 03/15/24	420,000	444,675
5.38%, 02/01/25	220,000	232,056
5.25%, 04/15/25	265,000	284,875
7.69%, 06/15/25	265,000	307,400
5.88%, 02/15/26	290,000	313,200
4.50%, 02/15/27	185,000	190,319
IASIS Healthcare LLC, 8.38%, 05/15/19	730,000	733,650
LifePoint Health, Inc., 5.88%, 12/01/23	125,000	131,875
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (b)	205,000	218,581
Tenet Healthcare Corp., 6.25%, 11/01/18	235,000	247,925
5.00%, 03/01/19	575,000	603,814
7.50%, 01/01/22 (b)(c)	295,000	320,016
8.13%, 04/01/22	100,000	106,125
4.63%, 07/15/24 (b)	249,000	249,311
6.88%, 11/15/31	75,000	69,000
THC Escrow Corp. III, 4.63%, 07/15/24 (b)	311,000	311,840

		15,819,093

Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC, 4.63%, 01/15/22 (b)	225,000	230,625
Boyd Gaming Corp., 6.88%, 05/15/23	90,000	96,300
6.38%, 04/01/26	205,000	221,656
Cedar Fair LP, 5.38%, 04/15/27 (b)	120,000	126,600

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure (continued)
Eldorado Resorts, Inc., 7.00%, 08/01/23 (c)	$130,000	$140,562
ESH Hospitality, Inc., 5.25%, 05/01/25 (b)	590,000	611,387
GLP Capital LP, 4.38%, 11/01/18	250,000	255,625
4.88%, 11/01/20	425,000	453,156
5.38%, 11/01/23	190,000	206,625
International Game Technology plc, 5.63%, 02/15/20 (b)	5,000	5,316
KFC Holding Co., 5.25%, 06/01/26 (b)	295,000	310,488
4.75%, 06/01/27 (b)	180,000	183,825
MGM Resorts International, 8.63%, 02/01/19	535,000	588,500
6.63%, 12/15/21	170,000	190,825
7.75%, 03/15/22	90,000	105,638
NCL Corp. Ltd., 4.63%, 11/15/20 (b)	410,000	420,893
4.75%, 12/15/21 (b)	290,000	301,017
Scientific Games International, Inc., 6.25%, 09/01/20	170,000	168,513
10.00%, 12/01/22 (c)	205,000	224,731
Station Casinos LLC, 7.50%, 03/01/21	90,000	93,600
Wynn Las Vegas LLC, 5.50%, 03/01/25 (b)	175,000	184,078

		5,119,960

Household Durables 0.2%
CalAtlantic Group, Inc., 8.38%, 05/15/18	135,000	141,919
8.38%, 01/15/21	105,000	124,162
5.38%, 10/01/22	175,000	188,563
5.25%, 06/01/26	125,000	129,687
5.00%, 06/15/27	120,000	120,300
Lennar Corp., 4.75%, 12/15/17	500,000	503,750
4.75%, 11/15/22	365,000	387,812
4.88%, 12/15/23	255,000	271,097
4.75%, 05/30/25	70,000	73,150
Meritage Homes Corp., 4.50%, 03/01/18	145,000	146,088
6.00%, 06/01/25	120,000	128,400
Taylor Morrison Communities, Inc., 5.63%, 03/01/24 (b)	200,000	209,000
Toll Brothers Finance Corp., 4.00%, 12/31/18	405,000	415,125
4.38%, 04/15/23	75,000	77,588

		2,916,641

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Products 0.0%†
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (b)	$55,000	$54,863
Spectrum Brands, Inc., 5.75%, 07/15/25	100,000	107,260

		162,123

Independent Power and Renewable Electricity Producers 0.2%
Calpine Corp., 6.00%, 01/15/22 (b)	530,000	547,887
5.38%, 01/15/23 (c)	695,000	677,625
Dynegy, Inc., 5.88%, 06/01/23 (c)	165,000	154,275
7.63%, 11/01/24 (c)	160,000	155,200
NRG Energy, Inc., 6.25%, 07/15/22	295,000	302,744
6.63%, 03/15/23	285,000	292,838
7.25%, 05/15/26	505,000	522,675
6.63%, 01/15/27 (c)	665,000	665,831
Talen Energy Supply LLC, 4.60%, 12/15/21	690,000	524,400
9.50%, 07/15/22 (b)	65,000	55,900
6.50%, 06/01/25	175,000	123,375

		4,022,750

Insurance 0.2%
American Financial Group, Inc., 4.50%, 06/15/47	3,510,000	3,571,899

Internet & Direct Marketing Retail 0.1%
Netflix, Inc., 5.50%, 02/15/22	255,000	276,912
4.38%, 11/15/26 (b)	115,000	114,713
QVC, Inc., 3.13%, 04/01/19	195,000	197,161
5.13%, 07/02/22	175,000	185,028
5.45%, 08/15/34	215,000	204,722

		978,536

Internet Software & Services 0.1%
Match Group, Inc., 6.75%, 12/15/22	140,000	145,600
Rackspace Hosting, Inc., 8.63%, 11/15/24 (b)(c)	380,000	404,700
Zayo Group LLC, 6.00%, 04/01/23	100,000	105,250
6.38%, 05/15/25	70,000	75,556
5.75%, 01/15/27 (b)	465,000	486,506

		1,217,612

IT Services 0.1%
First Data Corp., 7.00%, 12/01/23 (b)	265,000	282,887
5.00%, 01/15/24 (b)	800,000	822,744

		1,105,631

13

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Machinery 0.0%†
CNH Industrial Capital LLC, 3.38%, 07/15/19	$105,000	$106,706
4.88%, 04/01/21	120,000	127,500
4.38%, 04/05/22	160,000	167,440
CNH Industrial NV, 4.50%, 08/15/23	140,000	148,750
Novelis Corp., 5.88%, 09/30/26 (b)	205,000	211,150
Welbilt, Inc., 9.50%, 02/15/24	125,000	145,000

		906,546

Media 2.8%
Acosta, Inc., 7.75%, 10/01/22 (b)	700,000	530,250
Altice Luxembourg SA, 7.75%, 05/15/22 (b)	305,000	323,681
7.63%, 02/15/25 (b)(c)	220,000	241,175
Altice US Finance I Corp., 5.50%, 05/15/26 (b)	205,000	215,250
AMC Entertainment Holdings, Inc., 5.75%, 06/15/25	240,000	249,600
6.13%, 05/15/27 (b)	200,000	211,062
Cequel Communications Holdings I LLC, 6.38%, 09/15/20 (b)	244,000	248,880
5.13%, 12/15/21 (b)	365,000	371,387
Charter Communications Operating LLC, 3.58%, 07/23/20	6,240,000	6,448,260
4.91%, 07/23/25	11,485,000	12,407,464
6.48%, 10/23/45	4,360,000	5,232,929
5.38%, 05/01/47 (b)	6,400,000	6,770,841
CSC Holdings LLC, 7.63%, 07/15/18	385,000	406,175
10.88%, 10/15/25 (b)	590,000	710,213
5.50%, 04/15/27 (b)	205,000	216,787
DISH DBS Corp., 4.25%, 04/01/18	145,000	146,859
6.75%, 06/01/21	285,000	316,350
5.88%, 11/15/24	375,000	400,114
7.75%, 07/01/26	145,000	171,825
Gray Television, Inc., 5.13%, 10/15/24 (b)	165,000	166,650
5.88%, 07/15/26 (b)	65,000	66,300
iHeartCommunications, Inc., 11.25%, 03/01/21	270,000	203,513
Lamar Media Corp., 5.75%, 02/01/26	80,000	86,200
Liberty Interactive LLC, 8.50%, 07/15/29	180,000	200,250
MDC Partners, Inc., 6.50%, 05/01/24 (b)	305,000	304,238

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Regal Entertainment Group, 5.75%, 03/15/22	$310,000	$323,950
Sinclair Television Group, Inc., 5.38%, 04/01/21	135,000	138,712
5.13%, 02/15/27 (b)	95,000	91,913
Sirius XM Radio, Inc., 4.25%, 05/15/20 (b)	150,000	151,721
4.63%, 05/15/23 (b)	40,000	41,150
6.00%, 07/15/24 (b)	215,000	228,438
5.38%, 07/15/26 (b)	310,000	320,850
5.00%, 08/01/27 (b)	310,000	312,325
TEGNA, Inc., 5.13%, 10/15/19	260,000	265,850
5.13%, 07/15/20	185,000	189,625
Univision Communications, Inc., 6.75%, 09/15/22 (b)	145,000	150,800
5.13%, 05/15/23 (b)	365,000	368,533
UPCB Finance IV Ltd., 5.38%, 01/15/25 (b)	205,000	214,481
Viacom, Inc., 2.75%, 12/15/19	2,413,000	2,440,291
3.45%, 10/04/26	4,885,000	4,706,263
4.38%, 03/15/43	5,820,000	5,173,392
WideOpenWest Finance LLC, 10.25%, 07/15/19	261,000	268,830
Ziggo Secured Finance BV, 5.50%, 01/15/27 (b)	400,000	408,500

		52,441,877

Metals & Mining 0.7%
Anglo American Capital plc, 2.63%, 09/27/17 (b)	200,000	200,200
4.45%, 09/27/20 (b)	105,000	109,451
ArcelorMittal, 7.75%, 10/15/39	795,000	891,394
Corp. Nacional del Cobre de Chile,
Reg. S, 5.63%, 09/21/35	100,000	114,534
Reg. S, 4.88%, 11/04/44	200,000	212,066
First Quantum Minerals Ltd., 7.00%, 02/15/21 (b)	535,000	548,375
7.25%, 05/15/22 (b)(c)	400,000	409,000
FMG Resources August 2006 Pty. Ltd., 9.75%, 03/01/22 (b)	380,000	432,725
4.75%, 05/15/22 (b)	75,000	75,281
5.13%, 05/15/24 (b)(c)	80,000	80,000
Freeport-McMoRan, Inc., 2.38%, 03/15/18	245,000	243,775
4.00%, 11/14/21 (c)	65,000	63,537
3.88%, 03/15/23 (c)	410,000	381,300
5.40%, 11/14/34	285,000	255,788
5.45%, 03/15/43	220,000	189,706

14

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Hudbay Minerals, Inc., 7.25%, 01/15/23 (b)	$65,000	$67,031
7.63%, 01/15/25 (b)	195,000	204,263
Teck Resources Ltd., 4.75%, 01/15/22	115,000	119,025
6.25%, 07/15/41	310,000	321,625
Vale Overseas Ltd., 6.25%, 08/10/26	6,275,000	6,769,156
6.88%, 11/21/36	100,000	107,250
VM Holding SA, 5.38%, 05/04/27 (b)	318,000	321,021

		12,116,503

Multiline Retail 0.0%†
Dollar Tree, Inc., 5.25%, 03/01/20	210,000	215,775
5.75%, 03/01/23	335,000	353,525

		569,300

Oil, Gas & Consumable Fuels 2.6%
Antero Midstream Partners LP, 5.38%, 09/15/24 (b)	310,000	316,975
Antero Resources Corp., 5.38%, 11/01/21	185,000	186,850
5.13%, 12/01/22	290,000	290,632
Apache Corp., 4.75%, 04/15/43	3,290,000	3,299,600
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22 (b)	230,000	230,000
Bill Barrett Corp., 7.00%, 10/15/22 (c)	266,000	224,770
8.75%, 06/15/25 (b)(c)	40,000	33,600
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	305,000	325,206
5.13%, 06/30/27 (b)	235,000	240,875
Chesapeake Energy Corp., 6.13%, 02/15/21 (c)	160,000	156,800
5.38%, 06/15/21	125,000	116,875
8.00%, 01/15/25 (b)(c)	415,000	410,850
8.00%, 06/15/27 (b)(c)	70,000	68,775
Concho Resources, Inc., 5.50%, 04/01/23	125,000	128,437
Continental Resources, Inc., 4.50%, 04/15/23 (c)	90,000	85,950
3.80%, 06/01/24 (c)	250,000	228,905
4.90%, 06/01/44	115,000	96,025
Crestwood Midstream Partners LP, 6.25%, 04/01/23	375,000	380,625
5.75%, 04/01/25 (b)	90,000	89,775
DCP Midstream Operating LP, 2.50%, 12/01/17	290,000	289,637
9.75%, 03/15/19 (b)	80,000	89,400
5.35%, 03/15/20 (b)	100,000	104,000
4.75%, 09/30/21 (b)	105,000	107,100

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP, (continued)
8.13%, 08/16/30	$60,000	$70,650
6.45%, 11/03/36 (b)	130,000	137,150
6.75%, 09/15/37 (b)	240,000	258,000
5.85%, 05/21/43 (a)(b)	240,000	222,000
5.60%, 04/01/44	130,000	122,525
Energy Transfer Equity LP, 7.50%, 10/15/20	395,000	441,412
5.88%, 01/15/24	260,000	275,600
5.50%, 06/01/27 (c)	120,000	124,200
Energy Transfer LP, 4.15%, 10/01/20	4,500,000	4,673,727
6.50%, 02/01/42	4,250,000	4,747,424
EP Energy LLC, 9.38%, 05/01/20	730,000	575,787
7.75%, 09/01/22	205,000	120,950
6.38%, 06/15/23	845,000	496,438
Extraction Oil & Gas, Inc., 7.88%, 07/15/21 (b)	170,000	174,675
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (b)	188,403	200,885
Halcon Resources Corp., 6.75%, 02/15/25 (b)(c)	250,000	225,000
Hess Corp., 4.30%, 04/01/27	8,340,000	8,146,379
KazMunayGas National Co. JSC,
Reg. S, 9.13%, 07/02/18	300,000	317,364
Reg. S, 7.00%, 05/05/20	200,000	217,236
Reg. S, 6.38%, 04/09/21	850,000	923,253
4.75%, 04/19/27 (b)	200,000	196,020
5.75%, 04/19/47 (b)	200,000	188,840
Kinder Morgan, Inc., 5.55%, 06/01/45	1,870,000	1,981,686
Newfield Exploration Co., 5.38%, 01/01/26	235,000	243,225
Noble Energy, Inc., 5.05%, 11/15/44	4,755,000	4,883,475
NuStar Logistics LP, 4.80%, 09/01/20	95,000	98,800
5.63%, 04/28/27 (c)	145,000	152,250
Oasis Petroleum, Inc., 6.50%, 11/01/21 (c)	70,000	67,900
6.88%, 03/15/22 (c)	315,000	305,550
ONEOK, Inc., 6.00%, 06/15/35	170,000	182,971
PDC Energy, Inc., 6.13%, 09/15/24 (b)	110,000	111,650
Pertamina Persero PT,
Reg. S, 5.63%, 05/20/43	580,000	600,290
Petrobras Global Finance BV, 7.38%, 01/17/27	173,000	183,034
Petroleos de Venezuela SA,
Reg. S, 6.00%, 05/16/24	250,000	93,500
Reg. S, 5.38%, 04/12/27	450,000	162,000

15

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Petroleos del Peru SA, 4.75%, 06/19/32 (b)(c)	$200,000	$198,500
Petroleos Mexicanos, 4.88%, 03/11/22 (a)(b)	83,000	89,516
4.63%, 09/21/23	89,000	90,068
5.50%, 06/27/44	224,000	198,016
6.75%, 09/21/47	446,000	450,406
Range Resources Corp., 5.00%, 08/15/22 (b)	30,000	29,475
5.00%, 03/15/23 (b)	520,000	508,300
Regency Energy Partners LP, 5.50%, 04/15/23	390,000	403,650
Rockies Express Pipeline LLC, 6.85%, 07/15/18 (b)	135,000	140,569
5.63%, 04/15/20 (b)	340,000	361,250
7.50%, 07/15/38 (b)	115,000	129,662
6.88%, 04/15/40 (b)	220,000	239,800
Sanchez Energy Corp., 7.75%, 06/15/21 (c)	75,000	67,875
6.13%, 01/15/23 (c)	410,000	328,000
SemGroup Corp., 5.63%, 11/15/23	410,000	389,500
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23 (b)	200,000	212,995
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24 (b)	200,000	212,676
Sinopec Group Overseas Development 2016 Ltd.,
Reg. S, 3.50%, 05/03/26	200,000	198,803
SM Energy Co., 6.13%, 11/15/22 (c)	205,000	194,750
5.00%, 01/15/24	110,000	97,350
Southern Gas Corridor CJSC,
Reg. S, 6.88%, 03/24/26	240,000	259,800
6.88%, 03/24/26 (b)	206,000	222,995
State Oil Co. of the Azerbaijan Republic,
Reg. S, 4.75%, 03/13/23	500,000	480,620
Reg. S, 6.95%, 03/18/30	250,000	262,575
Summit Midstream Holdings LLC, 5.50%, 08/15/22	8,000	7,990
5.75%, 04/15/25	335,000	336,675
Targa Resources Partners LP, 4.25%, 11/15/23	310,000	302,638
Targa Resources Partners LP, (continued) 6.75%, 03/15/24	230,000	247,250
5.13%, 02/01/25 (b)	330,000	339,900
5.38%, 02/01/27 (b)	190,000	196,650
Whiting Petroleum Corp., 5.00%, 03/15/19	155,000	154,031
5.75%, 03/15/21 (c)	260,000	244,400
6.25%, 04/01/23 (c)	355,000	325,713

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The), 4.55%, 06/24/24	$130,000	$133,575
Series A, 7.50%, 01/15/31	135,000	159,975
5.75%, 06/24/44	245,000	252,963
WPX Energy, Inc., 5.25%, 09/15/24 (c)	205,000	194,750

		48,087,169

Personal Products 0.1%
Edgewell Personal Care Co., 4.70%, 05/19/21	130,000	138,450
4.70%, 05/24/22	345,000	368,287
Nature’s Bounty Co. (The), 7.63%, 05/15/21 (b)	460,000	488,750

		995,487

Pharmaceuticals 2.4%
AstraZeneca plc, 2.38%, 06/12/22	11,920,000	11,891,928
Eli Lilly & Co., 2.35%, 05/15/22	4,780,000	4,793,002
3.10%, 05/15/27	6,415,000	6,478,059
Endo Dac, 6.00%, 07/15/23 (b)	75,000	63,038
Endo Finance LLC, 5.38%, 01/15/23 (b)	490,000	409,150
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	9,105,000	9,062,726
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	9,380,000	9,296,077
Valeant Pharmaceuticals International, Inc., 5.50%, 03/01/23 (b)	580,000	492,269
5.88%, 05/15/23 (b)	1,670,000	1,432,025
6.13%, 04/15/25 (b)	80,000	67,700

		43,985,974

Professional Services 0.0%†
IHS Markit Ltd., 5.00%, 11/01/22 (b)	485,000	523,494
Jaguar Holding Co. II, 6.38%, 08/01/23 (b)	205,000	216,019

		739,513

Road & Rail 0.1%
Avis Budget Car Rental LLC, 5.50%, 04/01/23	60,000	59,625
5.25%, 03/15/25 (b)(c)	235,000	221,194
Hertz Corp. (The), 5.50%, 10/15/24 (b)(c)	685,000	561,700

16

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (b)	$760,000	$794,443
5.50%, 02/15/24 (b)	510,000	532,695

		2,169,657

Semiconductors & Semiconductor Equipment 0.8%
Amkor Technology, Inc., 6.38%, 10/01/22	335,000	348,819
Broadcom Corp., 2.38%, 01/15/20 (b)	7,420,000	7,430,781
Micron Technology, Inc., 5.25%, 08/01/23 (b)	160,000	166,160
5.50%, 02/01/25	115,000	121,325
5.63%, 01/15/26 (b)	95,000	98,800
NXP BV, 4.13%, 06/01/21 (b)	205,000	215,865
QUALCOMM, Inc., 4.30%, 05/20/47	6,725,000	6,869,729
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26 (b)	205,000	223,450

		15,474,929

Software 0.3%
Infor Software Parent LLC, 7.13%, 05/01/21 (b)(d)	285,000	293,550
j2 Cloud Services LLC, 6.00%, 07/15/25 (b)	175,000	180,250
Nuance Communications, Inc., 5.38%, 08/15/20 (b)	87,000	88,414
6.00%, 07/01/24	420,000	446,512
Open Text Corp., 5.88%, 06/01/26 (b)	260,000	279,661
Oracle Corp., 4.00%, 07/15/46	3,925,000	3,963,834
Symantec Corp., 5.00%, 04/15/25 (b)	165,000	172,683

		5,424,904

Specialty Retail 0.0%†
L Brands, Inc., 5.63%, 10/15/23	50,000	53,375
Penske Automotive Group, Inc., 5.38%, 12/01/24	90,000	90,563
PetSmart, Inc., 7.13%, 03/15/23 (b)(c)	70,000	62,300
5.88%, 06/01/25 (b)	150,000	144,562

		350,800

Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc., 2.30%, 05/11/22	14,310,000	14,283,798
3.20%, 05/11/27	8,375,000	8,472,820
4.65%, 02/23/46	8,260,000	9,258,808

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology Hardware, Storage & Peripherals (continued)
Diamond 1 Finance Corp., 4.42%, 06/15/21 (b)	$12,010,000	$12,661,158
5.88%, 06/15/21 (b)	260,000	272,350
6.02%, 06/15/26 (b)	5,285,000	5,821,475
EMC Corp., 1.88%, 06/01/18	605,000	601,606
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	7,775,000	8,151,295
Western Digital Corp., 10.50%, 04/01/24	505,000	595,738

		60,119,048

Textiles, Apparel & Luxury Goods 0.0%†
Hanesbrands, Inc., 4.88%, 05/15/26 (b)	270,000	274,050

Tobacco 0.8%
Philip Morris International, Inc., 1.63%, 02/21/19	10,755,000	10,721,219
Reynolds American, Inc., 4.45%, 06/12/25	4,335,000	4,644,302

		15,365,521

Trading Companies & Distributors 0.1%
Aircastle Ltd., 4.63%, 12/15/18	475,000	490,295
6.25%, 12/01/19	280,000	304,850
5.50%, 02/15/22	155,000	168,950
5.00%, 04/01/23	110,000	117,425
HD Supply, Inc., 5.25%, 12/15/21 (b)	345,000	362,034
5.75%, 04/15/24 (b)	120,000	127,500
United Rentals North America, Inc., 5.75%, 11/15/24	95,000	99,513

		1,670,567

Wireless Telecommunication Services 0.2%
Hughes Satellite Systems Corp., 6.50%, 06/15/19	142,000	153,360
SoftBank Group Corp., 4.50%, 04/15/20 (b)	205,000	213,116
Sprint Communications, Inc., 9.00%, 11/15/18 (b)	150,000	162,796
6.00%, 11/15/22	155,000	164,300
Sprint Corp., 7.88%, 09/15/23	590,000	678,500
7.13%, 06/15/24	835,000	928,938
T-Mobile USA, Inc., 6.13%, 01/15/22	240,000	252,225
6.00%, 03/01/23	465,000	492,170

		3,045,405

Total Corporate Bonds (cost $632,794,373)		645,549,875

17

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Foreign Government Securities 2.6%

	Principal Amount	Market Value

ARGENTINA 0.1%
Republic of Argentina, 8.28%, 12/31/33 (c)	$574,836	$635,193
7.13%, 07/06/36	150,000	148,875
2.50%, 12/31/38 (g)	1,280,000	837,120
Reg. S, 7.13%, 06/28/17	227,000	206,003

		1,827,191

ARMENIA 0.0%†
Republic of Armenia,
Reg. S, 7.15%, 03/26/25	200,000	218,676

BELIZE 0.0%†
Belize Government Bond,
Reg. S, 5.00%, 02/20/34 (g)	218,000	134,615

BERMUDA 0.0%†
Bermuda Government Bond, 4.85%, 02/06/24 (b)	200,000	216,166
3.72%, 01/25/27	200,000	200,766

		416,932

BRAZIL 0.1%
Brazil Minas SPE via State of Minas Gerais,
Reg. S, 5.33%, 02/15/28	200,000	194,500
Federative Republic of Brazil, 4.88%, 01/22/21	580,000	607,840
5.63%, 01/07/41	280,000	269,500

		1,071,840

COLOMBIA 0.0%†
Republic of Colombia, 7.38%, 09/18/37	132,000	169,752
6.13%, 01/18/41	270,000	311,310

		481,062

COSTA RICA 0.0%†
Republic of Costa Rica, 7.16%, 03/12/45 (b)	438,000	459,900

		459,900

CROATIA 0.1%
Republic of Croatia,
Reg. S, 6.75%, 11/05/19	230,000	250,413
Reg. S, 6.63%, 07/14/20	600,000	661,500
Reg. S, 6.38%, 03/24/21 (c)	200,000	222,252
Reg. S, 5.50%, 04/04/23	440,000	481,180
Reg. S, 6.00%, 01/26/24	250,000	280,047

		1,895,392

DOMINICAN REPUBLIC 0.1%
Dominican Republic Bond,
Reg. S, 6.88%, 01/29/26 (b)	400,000	446,500
Reg. S, 7.45%, 04/30/44	440,000	501,600

		948,100

Foreign Government Securities (continued)

	Principal Amount	Market Value

ECUADOR 0.0%†
Republic of Ecuador,
Reg. S, 9.63%, 06/02/27 (c)	$200,000	$200,000

EGYPT 0.0%†
Arab Republic of Egypt,
Reg. S, 7.50%, 01/31/27	300,000	318,600
Reg. S, 6.88%, 04/30/40	100,000	94,692
Reg. S, 8.50%, 01/31/47	200,000	215,589

		628,881

EL SALVADOR 0.0%†
Republic of El Salvador,
Reg. S, 6.38%, 01/18/27	305,000	275,263
Reg. S, 8.63%, 02/28/29	292,000	303,680
Reg. S, 7.63%, 02/01/41	150,000	138,997

		717,940

GHANA 0.1%
Republic of Ghana,
Reg. S, 10.75%, 10/14/30	600,000	742,860

HUNGARY 0.0%†
Republic of Hungary, 7.63%, 03/29/41	280,000	417,200

		417,200

INDONESIA 0.0%†
Republic of Indonesia,
Reg. S, 4.75%, 01/08/26	450,000	483,009
Reg. S, 7.75%, 01/17/38	185,000	255,238

		738,247

IRAQ 0.0%†
Republic of Iraq,
Reg. S, 5.80%, 01/15/28	540,000	479,065

IVORY COAST 0.1%
Republic of Cote d’Ivoire,
Reg. S, 5.75%, 12/31/32 (g)	1,107,400	1,063,104

JORDAN 0.0%†
Hashemite Kingdom of Jordan,
Reg. S, 6.13%, 01/29/26	200,000	204,521

MEXICO 0.1%
United Mexican States, 4.15%, 03/28/27	200,000	207,100
4.75%, 03/08/44	100,000	100,100
5.75%, 10/12/10	550,000	570,625

		877,825

18

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Market Value

MONGOLIA 0.0%†
Mongolia Government Bond,
Reg. S, 10.88%, 04/06/21	$200,000	$228,063
Reg. S, 8.75%, 03/09/24	200,000	218,914

		446,977

MOROCCO 0.0%†
Kingdom of Morocco,
Reg. S, 5.50%, 12/11/42	200,000	221,700

NIGERIA 0.0%†
Federal Republic of Nigeria,
Reg. S, 7.88%, 02/16/32	400,000	433,596

OMAN 0.0%†
Oman Government Bond,
Reg. S, 3.63%, 06/15/21	200,000	198,700
3.88%, 03/08/22	200,000	199,500

		398,200

PANAMA 0.0%†
Republic of Panama, 8.88%, 09/30/27	400,000	570,000

RUSSIA 0.1%
Russian Foreign Bond,
Reg. S, 4.25%, 06/23/27	600,000	598,104
Reg. S, 5.88%, 09/16/43	200,000	224,026

		822,130

SERBIA 0.1%
Republic of Serbia,
Reg. S, 4.88%, 02/25/20	200,000	208,364
Reg. S, 7.25%, 09/28/21	350,000	404,299
Reg. S, 6.75%, 11/01/24 (g)	136,250	138,974

		751,637

SOUTH AFRICA 0.9%
Republic of South Africa, 4.30%, 10/12/28	377,000	352,169
6.50%, 02/28/41	ZAR 309,680,000	16,520,212

		16,872,381

SRI LANKA 0.1%
Democratic Socialist Republic of Sri Lanka,
Reg. S, 6.85%, 11/03/25	$637,000	671,211
Reg. S, 6.83%, 07/18/26	200,000	210,685

		881,896

SUPRANATIONAL 0.5%
IFC Discount Notes, 0.00%, 09/01/17	10,000,000	9,983,302

Foreign Government Securities (continued)

	Principal Amount	Market Value

TURKEY 0.1%
Export Credit Bank of Turkey,
Reg. S, 5.38%, 02/08/21	$200,000	$206,200
5.38%, 10/24/23 (b)	200,000	202,000
Republic of Turkey, 7.50%, 11/07/19	210,000	229,954
6.25%, 09/26/22	200,000	217,288
7.38%, 02/05/25	190,000	220,026
6.00%, 03/25/27 (c)	550,000	585,618

		1,661,086

UKRAINE 0.1%
Ukraine Government Bond, 7.75%, 09/01/20 (b)	117,000	119,808
7.75%, 09/01/23 (b)	224,000	221,760
Reg. S, 7.75%, 09/01/25	130,000	127,006
Reg. S, 7.75%, 09/01/26	380,000	369,596
Reg. S, 7.75%, 09/01/27	250,000	242,150
0.00%, 05/31/40 (a)(b)	228,000	88,546
Ukreximbank Via Biz Finance plc, 9.63%, 04/27/22 (b)	240,000	247,200

		1,416,066

URUGUAY 0.0%†
Oriental Republic of Uruguay, 5.10%, 06/18/50	551,000	560,918

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%†
Bolivarian Republic of Venezuela,
Reg. S, 8.25%, 10/13/24	210,000	90,300

ZAMBIA 0.0%†
Republic of Zambia,
Reg. S, 8.50%, 04/14/24	200,000	208,513

Total Foreign Government Securities (cost $52,557,344)		48,842,053

Mortgage-Backed Securities 29.0%
FHLMC Gold Pool
Pool# G13072 5.00%, 04/01/23	5,335	5,701
Pool# G13122 5.00%, 04/01/23	2,138	2,283
Pool# G13225 5.00%, 06/01/23	48,489	51,827
Pool# J08443 5.00%, 07/01/23	24,289	25,610
Pool# C91128 5.50%, 12/01/27	18,494	20,375
Pool# G30698 5.00%, 07/01/31	109,251	118,594

19

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# G16093 3.00%, 02/01/32	$2,110,697	$2,169,497
Pool# C69707 5.50%, 08/01/32	2,782	3,065
Pool# A14186 5.50%, 10/01/33	820	916
Pool# C01674 5.50%, 11/01/33	10,099	11,293
Pool# A24611 4.50%, 06/01/34	2,994	3,222
Pool# A23854 5.50%, 06/01/34	6,326	7,001
Pool# G08084 4.50%, 10/01/35	35,243	37,890
Pool# A39572 5.00%, 11/01/35	36,728	40,127
Pool# A39584 5.50%, 11/01/35	17,930	20,039
Pool# A41399 5.50%, 12/01/35	124,493	137,805
Pool# A49058 5.50%, 05/01/36	97,145	107,027
Pool# A61562 5.50%, 10/01/36	252,929	280,762
Pool# A52983 5.50%, 10/01/36	49,488	54,719
Pool# G02379 6.00%, 10/01/36	6,610	7,488
Pool# G02561 5.50%, 02/01/37	28,945	32,258
Pool# A57475 5.50%, 02/01/37	1,727	1,930
Pool# G03400 5.50%, 03/01/37	106,320	118,404
Pool# A58420 5.50%, 03/01/37	3,113	3,454
Pool# A60064 5.50%, 04/01/37	53,252	59,373
Pool# G02791 5.50%, 04/01/37	2,519	2,805
Pool# A60070 5.00%, 05/01/37	1,291	1,406
Pool# G05521 5.50%, 05/01/37	694,055	776,743
Pool# G02976 5.50%, 06/01/37	22,369	24,848
Pool# G08204 5.50%, 06/01/37	4,510	5,023
Pool# G08210 6.00%, 07/01/37	49,139	55,390
Pool# A65518 6.00%, 09/01/37	36,061	40,590
Pool# G03432 5.50%, 11/01/37	27,610	30,747

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# A68546 5.50%, 11/01/37	$17,258	$19,061
Pool# A70591 5.50%, 12/01/37	38,063	42,259
Pool# A69653 5.50%, 12/01/37	8,730	9,715
Pool# G03616 6.00%, 12/01/37	11,831	13,343
Pool# A71604 5.50%, 01/01/38	119,417	131,965
Pool# A72378 5.50%, 01/01/38	88,676	98,575
Pool# G03927 5.50%, 01/01/38	6,879	7,658
Pool# A71374 5.50%, 01/01/38	6,597	7,268
Pool# G03812 5.50%, 02/01/38	417,429	462,964
Pool# A73996 5.50%, 02/01/38	175,394	194,113
Pool# G03964 5.50%, 02/01/38	41,010	45,363
Pool# A72499 6.00%, 02/01/38	6,479	7,357
Pool# A75432 5.50%, 03/01/38	66,068	72,789
Pool# G04220 5.50%, 03/01/38	10,930	12,165
Pool# G08256 5.50%, 03/01/38	5,705	6,356
Pool# G04156 6.00%, 03/01/38	10,459	11,782
Pool# A76127 5.50%, 04/01/38	226,265	250,436
Pool# A75830 5.50%, 04/01/38	117,796	132,058
Pool# A76483 5.50%, 04/01/38	90,550	100,863
Pool# G04248 5.50%, 04/01/38	87,816	96,985
Pool# G08263 5.50%, 04/01/38	6,888	7,666
Pool# A76211 6.00%, 04/01/38	2,064	2,332
Pool# G04287 5.00%, 05/01/38	65,299	71,421
Pool# A77796 5.50%, 05/01/38	293,477	325,919
Pool# G04305 5.50%, 05/01/38	146,373	163,114
Pool# A77208 5.50%, 05/01/38	12,807	14,270
Pool# A76939 5.50%, 05/01/38	6,927	7,642

20

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# A77057 5.50%, 05/01/38	$6,648	$7,350
Pool# G04359 5.50%, 06/01/38	130,129	144,931
Pool# A78624 5.50%, 06/01/38	59,621	66,404
Pool# A77937 5.50%, 06/01/38	57,141	62,954
Pool# G04458 5.50%, 06/01/38	34,014	37,793
Pool# A77648 5.50%, 06/01/38	1,634	1,800
Pool# A78076 6.00%, 06/01/38	25,806	29,025
Pool# A78454 6.00%, 06/01/38	10,784	12,157
Pool# G05956 5.50%, 07/01/38	498,750	555,186
Pool# A79018 5.50%, 07/01/38	40,795	45,440
Pool# G04471 5.50%, 07/01/38	36,985	41,136
Pool# A78982 5.50%, 07/01/38	25,336	28,128
Pool# A79816 5.50%, 07/01/38	15,283	16,837
Pool# A79509 5.50%, 07/01/38	6,283	7,009
Pool# A79806 5.50%, 07/01/38	1,932	2,128
Pool# A80779 5.50%, 08/01/38	33,255	36,703
Pool# G04817 5.00%, 09/01/38	104,566	114,540
Pool# A82609 5.50%, 09/01/38	15,059	16,591
Pool# A81743 5.50%, 09/01/38	14,720	16,217
Pool# A82093 5.50%, 09/01/38	11,806	13,007
Pool# A82207 5.50%, 09/01/38	827	920
Pool# G04847 5.50%, 10/01/38	46,535	51,813
Pool# G05979 5.50%, 10/01/38	10,461	11,649
Pool# A82703 5.50%, 10/01/38	5,772	6,420
Pool# A82656 5.50%, 10/01/38	4,351	4,824
Pool# A82787 5.50%, 11/01/38	554,432	613,352
Pool# A82757 5.50%, 11/01/38	95,572	105,294

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# A83032 5.50%, 11/01/38	$9,542	$10,513
Pool# A83071 5.50%, 11/01/38	2,340	2,578
Pool# A83066 5.50%, 11/01/38	1,518	1,677
Pool# G05337 5.50%, 12/01/38	206,598	230,458
Pool# A83596 5.50%, 12/01/38	54,112	59,637
Pool# G08314 5.50%, 01/01/39	22,360	24,679
Pool# G08331 4.50%, 02/01/39	4,675	5,023
Pool# G08323 5.00%, 02/01/39	116,249	127,050
Pool# A84417 5.50%, 02/01/39	18,884	20,815
Pool# G05300 5.50%, 02/01/39	6,788	7,531
Pool# A84655 4.50%, 03/01/39	326,402	350,391
Pool# G05841 5.50%, 04/01/39	12,996	14,427
Pool# A86968 4.50%, 06/01/39	22,088	23,713
Pool# G05472 4.50%, 06/01/39	8,472	9,110
Pool# A87250 5.00%, 06/01/39	178,544	194,506
Pool# A87679 5.00%, 08/01/39	118,811	129,414
Pool# G07021 5.00%, 09/01/39	257,854	282,538
Pool# A89385 4.50%, 10/01/39	9,971	10,721
Pool# G05684 5.50%, 10/01/39	82,521	91,743
Pool# G06020 5.50%, 12/01/39	454,152	505,556
Pool# V80890 5.50%, 12/01/39	322,703	359,696
Pool# G05813 6.00%, 12/01/39	22,843	25,693
Pool# G05923 5.50%, 02/01/40	52,677	58,634
Pool# G06031 5.50%, 03/01/40	17,998	20,053
Pool# A91997 5.00%, 04/01/40	81,757	89,649
Pool# G05849 4.50%, 05/01/40	565,019	607,569
Pool# G06193 5.50%, 05/01/40	78,217	87,100

21

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# G08402 5.00%, 06/01/40	$122,461	$134,337
Pool# A92458 5.00%, 06/01/40	39,006	42,483
Pool# A92764 5.50%, 06/01/40	45,396	50,638
Pool# C03486 4.50%, 07/01/40	6,479	6,966
Pool# G06412 5.50%, 07/01/40	967,284	1,075,555
Pool# C03531 4.00%, 10/01/40	1,133,573	1,197,009
Pool# A94833 4.00%, 11/01/40	3,534,752	3,763,801
Pool# A95230 4.00%, 12/01/40	1,258,459	1,337,962
Pool# A96634 4.50%, 02/01/41	278,997	299,964
Pool# G08443 4.50%, 04/01/41	808,036	868,879
Pool# A97942 4.50%, 04/01/41	244,161	262,553
Pool# Q00876 4.50%, 05/01/41	1,139,547	1,225,443
Pool# Q00950 5.00%, 05/01/41	623,635	683,314
Pool# Q01198 5.50%, 06/01/41	31,161	34,357
Pool# G06956 4.50%, 08/01/41	1,007,606	1,083,466
Pool# Z40047 4.00%, 10/01/41	309,451	326,725
Pool# Q06344 4.00%, 02/01/42	2,787,439	2,952,832
Pool# G08479 3.50%, 03/01/42	422,044	435,486
Pool# C03795 3.50%, 04/01/42	2,702,268	2,788,335
Pool# Q08997 3.50%, 06/01/42	862,470	889,939
Pool# Q09004 3.50%, 06/01/42	644,236	664,755
Pool# C04008 4.00%, 06/01/42	1,022,651	1,079,933
Pool# C09004 3.50%, 07/01/42	984,258	1,015,609
Pool# G08500 3.50%, 07/01/42	586,104	604,772
Pool# G07083 4.00%, 07/01/42	436,652	462,916
Pool# Z40054 4.00%, 07/01/42	376,548	397,598
Pool# Q09896 3.50%, 08/01/42	506,235	522,360

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# Q11348 3.50%, 09/01/42	$1,651,262	$1,703,862
Pool# Q11095 3.50%, 09/01/42	425,372	438,864
Pool# Q12143 3.50%, 10/01/42	280,053	288,973
Pool# G07155 4.00%, 10/01/42	741,920	782,936
Pool# Q13765 4.00%, 12/01/42	398,280	424,004
Pool# Q17389 3.50%, 04/01/43	1,100,133	1,137,509
Pool# Q16893 3.50%, 04/01/43	453,934	468,700
Pool# Q18305 3.50%, 05/01/43	364,566	376,178
Pool# Q19476 3.50%, 06/01/43	472,426	487,472
Pool# Q19480 4.00%, 06/01/43	2,816,115	2,971,821
Pool# G07459 3.50%, 08/01/43	1,070,942	1,105,044
Pool# G08541 3.50%, 08/01/43	959,171	989,716
Pool# Q20857 3.50%, 08/01/43	818,686	848,017
Pool# Q20860 3.50%, 08/01/43	341,718	352,601
Pool# V80509 4.00%, 10/01/43	443,940	469,303
Pool# G08558 4.00%, 11/01/43	212,758	224,083
Pool# G08559 4.50%, 11/01/43	1,206,898	1,293,778
Pool# G08582 4.00%, 04/01/44	326,704	343,858
Pool# Q26367 4.00%, 05/01/44	205,810	217,903
Pool# G08596 4.50%, 07/01/44	1,461,266	1,565,026
Pool# G07964 5.00%, 08/01/44	444,451	488,064
Pool# G07961 3.50%, 03/01/45	1,072,861	1,106,964
Pool# G08633 4.00%, 03/01/45	3,888,554	4,092,732
Pool# Q32070 4.00%, 03/01/45	1,065,779	1,121,740
Pool# G08636 3.50%, 04/01/45	3,265,875	3,357,744
Pool# Q35164 4.00%, 05/01/45	1,058,822	1,114,418
Pool# Q33869 4.00%, 06/01/45	670,557	705,767

22

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# G08659 3.50%, 08/01/45	$1,099,933	$1,130,874
Pool# Q36814 4.00%, 10/01/45	1,840,625	1,937,272
Pool# G08672 4.00%, 10/01/45	1,592,382	1,675,994
Pool# G08676 3.50%, 11/01/45	2,587,128	2,659,904
Pool# G08681 3.50%, 12/01/45	1,147,188	1,179,458
Pool# G08686 3.00%, 01/01/46	519,162	518,375
Pool# Q38473 4.00%, 01/01/46	2,071,639	2,180,416
Pool# Q38470 4.00%, 01/01/46	1,117,117	1,175,774
Pool# V82196 4.50%, 01/01/46	361,647	390,113
Pool# G08699 4.00%, 03/01/46	1,721,151	1,811,524
Pool# Q40718 3.50%, 05/01/46	1,787,835	1,838,126
Pool# G08706 3.50%, 05/01/46	790,414	812,649
Pool# G08708 4.50%, 05/01/46	161,760	173,275
Pool# Q45458 4.00%, 08/01/46	2,795,158	2,941,925
Pool# G60782 3.00%, 10/01/46	3,409,426	3,406,276
Pool# G60724 3.00%, 10/01/46	3,137,731	3,138,964
Pool# Q43565 3.50%, 10/01/46	944,828	971,406
Pool# Q44452 3.00%, 11/01/46	3,527,213	3,521,869
Pool# G08737 3.00%, 12/01/46	453,372	452,685
Pool# G08741 3.00%, 01/01/47	3,071,617	3,066,964
Pool# Q45744 3.50%, 01/01/47	3,258,815	3,350,486
Pool# V82942 3.00%, 02/01/47	4,090,037	4,086,257
Pool# G08747 3.00%, 02/01/47	3,929,547	3,923,594
Pool# Q46279 3.50%, 02/01/47	3,001,969	3,086,415
Pool# Q46860 3.00%, 03/01/47	720,721	719,630
Pool# G08756 3.00%, 04/01/47	711,966	710,887

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# G08762 4.00%, 05/01/47	$4,690,971	$4,937,282
Pool# G08767 4.00%, 06/01/47	5,009,597	5,272,639
Pool# G08770 3.50%, 07/01/47	1,500,000	1,542,195
FHLMC TBA 3.00%, 07/15/32	3,495,000	3,588,928
3.00%, 07/15/47	7,045,000	7,029,589
3.50%, 07/15/47	23,350,000	23,987,852
4.00%, 07/15/47	26,755,000	28,138,001
4.50%, 07/15/47	6,880,000	7,370,286
FNMA Pool
Pool# 669089 5.00%, 10/01/17	2,436	2,495
Pool# 555092 5.00%, 12/01/17	52,710	53,977
Pool# 709835 5.00%, 06/01/18	105,664	108,204
Pool# 730339 5.00%, 09/01/18	55,917	57,261
Pool# 687533 5.00%, 11/01/18	17,304	17,720
Pool# 748029 5.00%, 12/01/18	996	1,020
Pool# 770160 5.00%, 04/01/19	222,283	228,053
Pool# 845488 5.00%, 06/01/21	1,581	1,626
Pool# 254175 5.50%, 12/01/21	26,977	29,858
Pool# 969941 5.00%, 03/01/23	14,322	14,670
Pool# 254690 5.50%, 04/01/23	66,900	74,047
Pool# 982885 5.00%, 05/01/23	6,222	6,585
Pool# 254797 5.00%, 06/01/23	195,257	213,159
Pool# 975884 5.00%, 06/01/23	2,186	2,258
Pool# 254764 5.50%, 06/01/23	142,337	157,541
Pool# 987214 5.00%, 07/01/23	993	1,053
Pool# 254880 4.50%, 08/01/23	73,686	79,033
Pool# 987456 5.00%, 08/01/23	10,267	10,545
Pool# 976243 5.00%, 08/01/23	4,620	4,900
Pool# 965102 5.00%, 09/01/23	1,998	2,046

23

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# 254911 5.00%, 10/01/23	$37,290	$40,709
Pool# 254985 5.00%, 11/01/23	485,959	530,516
Pool# 255582 5.00%, 01/01/25	2,564	2,799
Pool# 255627 5.00%, 02/01/25	244,948	267,407
Pool# 255667 5.00%, 03/01/25	3,421	3,734
Pool# 255713 4.50%, 04/01/25	74,168	79,550
Pool# 255892 5.00%, 09/01/25	428,787	468,102
Pool# 256170 5.00%, 03/01/26	331,677	362,088
Pool# 256294 5.00%, 05/01/26	1,336	1,458
Pool# 256639 5.00%, 02/01/27	309,105	337,446
Pool# 256640 5.50%, 03/01/27	23,719	26,253
Pool# 256676 5.50%, 04/01/27	22,407	24,801
Pool# 256820 5.00%, 07/01/27	190,318	207,768
Pool# AP7517 3.00%, 09/01/27	1,243,470	1,279,765
Pool# 256896 5.50%, 09/01/27	332,285	367,779
Pool# 257075 5.50%, 02/01/28	381,380	425,428
Pool# 889278 5.50%, 04/01/28	543,586	601,650
Pool# 257282 5.50%, 07/01/28	106,586	117,972
Pool# 257367 5.50%, 09/01/28	36,937	40,883
Pool# 257451 5.50%, 11/01/28	8,275	9,159
Pool# 995477 5.50%, 01/01/29	23,744	26,281
Pool# MA0082 5.00%, 05/01/29	348,548	382,843
Pool# MA0097 5.00%, 06/01/29	68,376	74,663
Pool# AL8062 5.50%, 06/01/29	640,619	709,048
Pool# MA0130 5.00%, 07/01/29	483,846	528,558
Pool# AS3118 3.00%, 08/01/29	462,966	475,497
Pool# MA0295 5.00%, 01/01/30	406,666	443,952

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AX9538 3.00%, 02/01/30	$1,901,641	$1,954,117
Pool# AS4466 3.00%, 02/01/30	1,385,257	1,424,290
Pool# 932716 5.00%, 04/01/30	12,421	13,561
Pool# AL7415 5.50%, 04/01/30	104,284	115,423
Pool# MA0436 5.50%, 04/01/30	39,348	43,561
Pool# AY4218 3.00%, 05/01/30	1,328,658	1,364,620
Pool# AL6763 3.00%, 05/01/30	1,070,191	1,099,157
Pool# AS5240 3.00%, 06/01/30	1,269,314	1,303,671
Pool# AZ0886 3.00%, 07/01/30	1,065,022	1,093,849
Pool# AL6317 5.00%, 09/01/30	463,960	506,499
Pool# 890710 3.00%, 02/01/31	782,908	804,099
Pool# MA2596 3.00%, 04/01/31	573,453	588,975
Pool# BM1177 3.00%, 12/01/31	1,663,054	1,711,252
Pool# AS9505 3.00%, 04/01/32	1,443,842	1,482,922
Pool# AS9520 3.50%, 04/01/32	2,949,058	3,074,220
Pool# MA3060 3.00%, 07/01/32	790,000	811,383
Pool# 676643 5.00%, 01/01/33	82,860	90,618
Pool# 720679 5.00%, 06/01/33	9,450	10,370
Pool# 310100 5.00%, 08/01/33	204,029	223,875
Pool# 738166 5.00%, 09/01/33	3,001	3,292
Pool# 725027 5.00%, 11/01/33	257,152	282,104
Pool# 745944 5.00%, 12/01/33	76,463	83,872
Pool# 725422 5.00%, 04/01/34	51,305	56,279
Pool# 985615 5.50%, 04/01/34	178,421	199,413
Pool# 801596 5.50%, 10/01/34	65,720	73,558
Pool# 794978 5.50%, 10/01/34	46,649	51,939

24

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AC2387 5.00%, 01/01/35	$7,842	$8,579
Pool# 735141 5.50%, 01/01/35	373,023	417,863
Pool# AD0308 5.00%, 03/01/35	544,513	597,795
Pool# 735403 5.00%, 04/01/35	395,934	433,846
Pool# 735382 5.00%, 04/01/35	121,839	133,766
Pool# 255706 5.50%, 05/01/35	2,841	3,154
Pool# 735581 5.00%, 06/01/35	1,143,841	1,255,803
Pool# 735795 5.00%, 06/01/35	729,321	800,521
Pool# 735578 5.00%, 06/01/35	209,435	229,880
Pool# 826201 5.00%, 07/01/35	36,865	40,446
Pool# 735667 5.00%, 07/01/35	5,765	6,327
Pool# 310099 5.00%, 08/01/35	1,422,917	1,562,012
Pool# 190360 5.00%, 08/01/35	449,984	493,852
Pool# 825753 5.50%, 08/01/35	20,597	23,043
Pool# 834657 5.50%, 08/01/35	3,087	3,456
Pool# 836018 5.50%, 09/01/35	1,335	1,494
Pool# 735893 5.00%, 10/01/35	213,240	234,163
Pool# 835482 5.50%, 10/01/35	16,046	17,949
Pool# 863626 5.50%, 12/01/35	50,360	55,739
Pool# 745275 5.00%, 02/01/36	200,027	219,612
Pool# 865972 5.50%, 03/01/36	19,707	21,868
Pool# 891588 5.50%, 05/01/36	55,778	61,969
Pool# 885808 5.50%, 06/01/36	972	1,076
Pool# 885367 5.00%, 07/01/36	1,674	1,828
Pool# 745826 6.00%, 07/01/36	5,918	6,744
Pool# AI6495 5.00%, 09/01/36	589,641	646,589
Pool# 897267 5.50%, 10/01/36	28,348	31,633

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# 899215 6.00%, 10/01/36	$22,215	$25,281
Pool# 310107 5.00%, 11/01/36	83,247	91,361
Pool# 831922 5.50%, 11/01/36	4,212	4,708
Pool# 903013 5.50%, 12/01/36	55,917	62,419
Pool# 256513 5.50%, 12/01/36	22,425	25,047
Pool# 920078 5.50%, 12/01/36	8,152	9,094
Pool# 902752 5.50%, 12/01/36	2,589	2,892
Pool# 906869 6.00%, 12/01/36	85,738	96,397
Pool# 967685 5.50%, 01/01/37	22,818	25,500
Pool# 888222 6.00%, 02/01/37	17,046	19,405
Pool# 910242 5.00%, 03/01/37	2,569	2,805
Pool# 914049 6.00%, 03/01/37	80,415	91,409
Pool# 914752 5.50%, 04/01/37	13,900	15,450
Pool# 918011 5.00%, 05/01/37	76,594	83,617
Pool# 897640 5.50%, 05/01/37	20,620	22,952
Pool# 917988 6.00%, 05/01/37	20,195	22,709
Pool# 937788 5.00%, 06/01/37	1,122	1,224
Pool# 899562 5.50%, 06/01/37	14,348	15,990
Pool# 915639 6.00%, 06/01/37	42,521	47,807
Pool# 939984 6.00%, 06/01/37	41,438	46,839
Pool# 256822 5.00%, 07/01/37	1,840	2,008
Pool# 938175 5.50%, 07/01/37	6,281	6,991
Pool# 928483 6.00%, 07/01/37	21,935	24,776
Pool# 942052 6.00%, 07/01/37	15,788	17,809
Pool# 944526 6.00%, 07/01/37	7,812	8,783
Pool# 899598 6.00%, 07/01/37	4,942	5,617

25

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AA0920 5.50%, 08/01/37	$1,120,061	$1,251,121
Pool# 942290 5.50%, 08/01/37	21,064	23,487
Pool# 945218 5.50%, 08/01/37	5,311	5,881
Pool# 936895 6.00%, 08/01/37	892	1,003
Pool# 888638 5.50%, 09/01/37	32,694	36,506
Pool# 952277 5.50%, 09/01/37	432	478
Pool# 952276 6.00%, 09/01/37	95,864	108,380
Pool# 933131 5.50%, 10/01/37	18,586	20,571
Pool# 943640 5.50%, 10/01/37	1,509	1,679
Pool# 946923 6.00%, 10/01/37	53,895	61,216
Pool# 955770 6.00%, 10/01/37	5,656	6,408
Pool# 960117 5.50%, 11/01/37	530	590
Pool# 933166 6.00%, 11/01/37	82,812	93,509
Pool# 959983 6.00%, 11/01/37	34,646	39,252
Pool# 956411 6.00%, 11/01/37	11,745	13,283
Pool# 977077 5.50%, 12/01/37	86,273	96,621
Pool# 959454 5.50%, 12/01/37	38,338	42,457
Pool# 967254 5.50%, 12/01/37	32,010	35,455
Pool# 966419 6.00%, 12/01/37	18,768	21,142
Pool# 929018 6.00%, 12/01/37	17,016	19,214
Pool# 966664 5.50%, 01/01/38	140,629	156,700
Pool# 961256 5.50%, 01/01/38	33,562	37,429
Pool# 961311 5.50%, 01/01/38	28,246	31,378
Pool# 961181 5.50%, 01/01/38	11,042	12,296
Pool# 961348 6.00%, 01/01/38	71,552	81,153
Pool# 965719 6.00%, 01/01/38	12,834	14,591
Pool# 969776 5.50%, 02/01/38	49,010	54,552

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# 972701 5.50%, 02/01/38	$19,876	$22,112
Pool# 972404 5.50%, 02/01/38	11,717	12,996
Pool# 960048 5.50%, 02/01/38	1,128	1,248
Pool# 969757 5.50%, 02/01/38	1,038	1,150
Pool# 962344 5.50%, 03/01/38	299,424	333,291
Pool# 975186 5.50%, 03/01/38	74,208	82,808
Pool# 973794 5.50%, 03/01/38	52,553	58,353
Pool# 974674 5.50%, 03/01/38	25,793	28,786
Pool# 961849 5.50%, 03/01/38	21,443	23,832
Pool# 973775 5.50%, 03/01/38	20,799	23,020
Pool# 962371 5.50%, 03/01/38	19,918	22,166
Pool# 953613 5.50%, 03/01/38	2,753	3,062
Pool# 961992 6.00%, 03/01/38	65,230	74,042
Pool# 979504 5.00%, 04/01/38	25,818	28,185
Pool# 974532 5.00%, 04/01/38	14,640	15,982
Pool# 933777 5.50%, 04/01/38	7,934	8,871
Pool# 973726 6.00%, 04/01/38	78,841	89,038
Pool# 983284 5.50%, 05/01/38	265,200	294,177
Pool# 975127 5.50%, 05/01/38	159,028	176,015
Pool# 975049 5.50%, 05/01/38	93,767	103,783
Pool# 995048 5.50%, 05/01/38	67,663	75,592
Pool# 970232 5.50%, 05/01/38	3,524	3,900
Pool# 969268 5.50%, 05/01/38	1,986	2,199
Pool# 889579 6.00%, 05/01/38	48,462	54,754
Pool# 889509 6.00%, 05/01/38	33,129	37,548
Pool# 984000 5.00%, 06/01/38	32,040	35,360
Pool# 889561 5.50%, 06/01/38	461,399	513,480

26

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# 929594 5.50%, 06/01/38	$198,163	$219,330
Pool# 963774 5.50%, 06/01/38	77,308	85,904
Pool# 995018 5.50%, 06/01/38	58,748	65,598
Pool# 985559 5.50%, 06/01/38	55,316	61,464
Pool# 979984 5.50%, 06/01/38	22,072	24,429
Pool# 985731 5.50%, 06/01/38	14,379	16,005
Pool# 976213 5.50%, 06/01/38	7,462	8,303
Pool# 986519 5.50%, 06/01/38	3,855	4,276
Pool# 963958 5.50%, 06/01/38	668	741
Pool# 929714 5.50%, 07/01/38	238,771	265,503
Pool# 934333 5.50%, 07/01/38	72,998	81,313
Pool# 963975 5.50%, 07/01/38	47,358	52,672
Pool# 986999 5.50%, 07/01/38	34,676	38,443
Pool# 934351 5.50%, 07/01/38	13,215	14,690
Pool# 986245 5.50%, 07/01/38	5,565	6,161
Pool# 929737 5.50%, 07/01/38	1,472	1,636
Pool# 889962 5.50%, 08/01/38	183,896	204,335
Pool# 929824 5.50%, 08/01/38	32,518	36,147
Pool# 964970 5.50%, 08/01/38	14,228	15,748
Pool# 975697 5.50%, 08/01/38	8,839	9,825
Pool# 986062 5.50%, 08/01/38	5,040	5,608
Pool# 983378 6.00%, 08/01/38	25,999	29,400
Pool# 925973 6.00%, 08/01/38	14,366	16,300
Pool# 889995 5.50%, 09/01/38	223,370	249,026
Pool# 970818 5.50%, 09/01/38	43,053	47,918
Pool# 986938 5.50%, 09/01/38	5,591	6,219
Pool# 970650 5.50%, 10/01/38	49,029	54,276

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# 990786 5.50%, 10/01/38	$29,596	$32,931
Pool# 930071 6.00%, 10/01/38	186,368	209,538
Pool# 992035 6.00%, 10/01/38	5,681	6,388
Pool# 991002 6.00%, 10/01/38	2,343	2,634
Pool# 995759 5.50%, 11/01/38	311,553	345,199
Pool# 994637 5.50%, 11/01/38	211,585	235,033
Pool# 985805 5.50%, 11/01/38	68,321	76,326
Pool# 934645 5.50%, 11/01/38	42,063	46,784
Pool# 934665 5.50%, 11/01/38	35,163	38,919
Pool# 987994 5.50%, 11/01/38	25,200	27,901
Pool# 970809 5.50%, 11/01/38	9,941	11,019
Pool# AB0131 5.00%, 12/01/38	12,662	13,890
Pool# 930253 5.50%, 12/01/38	74,544	82,762
Pool# 992944 5.50%, 12/01/38	62,551	69,345
Pool# 970929 5.50%, 12/01/38	53,858	59,851
Pool# AA0694 5.50%, 12/01/38	41,070	45,457
Pool# AD0385 5.50%, 12/01/38	24,032	26,710
Pool# 993055 5.50%, 12/01/38	22,209	24,597
Pool# 991434 5.50%, 12/01/38	21,479	23,915
Pool# 992676 5.50%, 12/01/38	14,584	16,142
Pool# 934249 5.50%, 12/01/38	13,370	14,819
Pool# 934231 5.00%, 01/01/39	2,080	2,271
Pool# 993111 5.50%, 01/01/39	25,646	28,385
Pool# AA0187 5.50%, 01/01/39	22,583	24,995
Pool# 993100 5.50%, 01/01/39	13,635	15,123
Pool# AA0729 5.50%, 02/01/39	325,822	361,534
Pool# AA1638 5.50%, 02/01/39	12,860	14,234

27

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AD0306 5.50%, 03/01/39	$8,532	$9,525
Pool# AA4463 4.50%, 04/01/39	102,999	110,729
Pool# 935063 5.50%, 04/01/39	76,360	84,605
Pool# 995845 5.50%, 04/01/39	1,203	1,343
Pool# 995894 6.00%, 04/01/39	190,349	216,035
Pool# 935075 6.00%, 04/01/39	19,395	21,806
Pool# AB0733 4.50%, 06/01/39	116,969	125,790
Pool# 995862 5.00%, 07/01/39	57,650	62,936
Pool# AL0070 5.00%, 07/01/39	48,377	52,813
Pool# AC0017 5.50%, 09/01/39	11,810	13,100
Pool# AD0638 6.00%, 09/01/39	63,077	71,629
Pool# AL2875 5.00%, 11/01/39	220,586	241,236
Pool# 190399 5.50%, 11/01/39	7,852	8,735
Pool# AD1656 4.50%, 03/01/40	299,077	322,905
Pool# MA0389 5.50%, 04/01/40	35,968	40,018
Pool# 190404 4.50%, 05/01/40	137,295	148,318
Pool# AL0071 5.00%, 05/01/40	117,506	128,280
Pool# AL0015 5.50%, 05/01/40	486,983	541,785
Pool# AB1316 5.50%, 05/01/40	102,450	113,887
Pool# AD7849 5.00%, 06/01/40	239,249	261,444
Pool# AB1149 5.00%, 06/01/40	155,649	170,284
Pool# AD6438 5.00%, 06/01/40	9,659	10,557
Pool# AD7128 4.50%, 07/01/40	9,970	10,778
Pool# AB1259 5.00%, 07/01/40	543,734	594,822
Pool# AC9032 5.00%, 07/01/40	5,260	5,743
Pool# AD6856 5.00%, 07/01/40	5,226	5,710
Pool# AD8529 4.50%, 08/01/40	1,034,534	1,119,005

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AB1389 4.50%, 08/01/40	$594,983	$643,448
Pool# AB1335 4.50%, 08/01/40	230,503	249,391
Pool# AE0271 5.00%, 08/01/40	910,273	995,749
Pool# AE3251 5.00%, 08/01/40	339,684	371,392
Pool# AD5283 4.50%, 09/01/40	36,409	39,379
Pool# AE0691 4.50%, 10/01/40	90,285	97,508
Pool# AE5471 4.50%, 10/01/40	8,228	8,900
Pool# AE2691 4.50%, 12/01/40	2,253,502	2,437,944
Pool# AH3952 4.00%, 01/01/41	3,380,012	3,566,850
Pool# AH1560 4.00%, 01/01/41	469,855	496,137
Pool# AE0725 4.50%, 01/01/41	120,280	130,120
Pool# AL0791 4.00%, 02/01/41	619,798	658,248
Pool# AE0984 4.50%, 02/01/41	26,188	28,326
Pool# AL5782 5.50%, 03/01/41	449,575	503,307
Pool# AL0065 4.50%, 04/01/41	979,150	1,059,094
Pool# AH9471 4.50%, 04/01/41	698,858	755,594
Pool# AH4038 4.50%, 04/01/41	587,700	636,121
Pool# AI0213 4.50%, 04/01/41	243,743	263,643
Pool# AI1193 4.50%, 04/01/41	109,904	118,879
Pool# AI0706 5.00%, 04/01/41	106,738	116,622
Pool# AI2468 4.50%, 05/01/41	943,108	1,020,218
Pool# AI4211 4.50%, 06/01/41	487,936	527,343
Pool# AI3506 4.50%, 06/01/41	39,774	43,059
Pool# AI8194 4.50%, 08/01/41	708,089	765,319
Pool# 890603 5.00%, 08/01/41	18,943	20,680
Pool# AB3505 4.00%, 09/01/41	1,894,934	2,012,139

28

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AJ1416 4.50%, 09/01/41	$757,461	$819,311
Pool# AJ1414 4.50%, 09/01/41	383,043	413,156
Pool# AJ0473 5.00%, 09/01/41	264,610	289,016
Pool# AL1319 4.50%, 10/01/41	175,868	189,728
Pool# AJ5269 4.00%, 11/01/41	2,819,350	2,974,798
Pool# AL1547 4.50%, 11/01/41	127,704	137,821
Pool# AJ9278 3.50%, 12/01/41	973,118	1,004,115
Pool# AB4102 3.50%, 12/01/41	364,956	376,582
Pool# AJ7686 4.00%, 12/01/41	3,880,870	4,120,667
Pool# AX5302 4.00%, 01/01/42	829,829	875,538
Pool# AL1354 4.50%, 01/01/42	1,513,486	1,633,604
Pool# AL4300 4.50%, 01/01/42	424,727	459,311
Pool# AK2818 4.50%, 01/01/42	373,951	403,235
Pool# AK2415 4.00%, 02/01/42	939,658	991,267
Pool# AJ6790 4.50%, 02/01/42	175,323	188,082
Pool# AK4520 4.00%, 03/01/42	428,861	452,463
Pool# AK6743 4.00%, 03/01/42	173,234	182,786
Pool# AK6568 3.50%, 04/01/42	1,466,440	1,513,235
Pool# AK6846 3.50%, 04/01/42	1,008,996	1,041,092
Pool# AK9393 3.50%, 04/01/42	878,099	906,026
Pool# AL4029 4.50%, 04/01/42	400,990	433,730
Pool# AP7363 4.00%, 10/01/42	3,341,130	3,523,095
Pool# AB7733 3.00%, 01/01/43	1,022,646	1,026,980
Pool# AL3714 3.50%, 01/01/43	1,500,773	1,547,310
Pool# AQ9328 3.50%, 01/01/43	271,111	279,740
Pool# AB8931 3.00%, 04/01/43	1,494,547	1,500,808

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AB9046 3.50%, 04/01/43	$1,548,109	$1,598,903
Pool# AT2021 3.50%, 04/01/43	1,310,385	1,352,240
Pool# AT1001 3.50%, 04/01/43	710,143	733,103
Pool# AT5993 3.00%, 05/01/43	1,537,433	1,543,937
Pool# AB9374 3.50%, 05/01/43	710,979	733,067
Pool# AT7207 3.50%, 06/01/43	2,148,703	2,211,620
Pool# AS0044 3.00%, 07/01/43	891,651	895,192
Pool# AB9864 3.50%, 07/01/43	574,997	593,769
Pool# AU3735 3.00%, 08/01/43	1,847,848	1,855,291
Pool# AU3195 3.00%, 08/01/43	382,130	383,671
Pool# AS0331 3.00%, 08/01/43	368,765	370,231
Pool# AS0212 3.50%, 08/01/43	2,414,881	2,492,014
Pool# AS0210 3.50%, 08/01/43	1,697,915	1,753,549
Pool# AU0949 3.50%, 08/01/43	1,239,444	1,285,716
Pool# AU3742 3.50%, 08/01/43	981,122	1,012,351
Pool# AS0225 4.00%, 08/01/43	3,297,710	3,488,840
Pool# AU0993 4.50%, 08/01/43	127,879	137,187
Pool# AS0263 5.00%, 08/01/43	33,766	36,886
Pool# AS0516 3.00%, 09/01/43	865,096	868,447
Pool# AU6857 4.00%, 09/01/43	1,173,568	1,246,129
Pool# AS0531 4.00%, 09/01/43	778,518	825,784
Pool# AS0358 4.00%, 09/01/43	594,174	630,060
Pool# MA1600 3.50%, 10/01/43	1,650,324	1,698,560
Pool# AU9029 4.00%, 10/01/43	1,355,112	1,436,869
Pool# AS0657 4.00%, 10/01/43	982,195	1,034,220
Pool# AU4386 4.00%, 10/01/43	443,894	469,724
Pool# AU9522 4.50%, 10/01/43	346,760	372,378

29

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AU6939 4.50%, 10/01/43	$305,232	$327,775
Pool# AS0837 5.00%, 10/01/43	1,244,415	1,358,748
Pool# AU5057 4.00%, 11/01/43	810,116	852,011
Pool# AS1042 4.00%, 11/01/43	284,362	300,919
Pool# AV0691 4.00%, 12/01/43	327,764	347,694
Pool# AV0664 4.50%, 12/01/43	1,354,668	1,455,265
Pool# AS1559 4.00%, 01/01/44	1,929,647	2,042,979
Pool# AL5946 5.00%, 01/01/44	1,242,066	1,355,948
Pool# AS1764 4.00%, 02/01/44	369,238	391,848
Pool# AS1774 4.00%, 02/01/44	137,939	145,072
Pool# MA1885 5.00%, 03/01/44	90,414	98,729
Pool# AW1847 4.50%, 04/01/44	164,318	176,593
Pool# AS2322 4.50%, 04/01/44	32,570	34,960
Pool# AS2276 4.50%, 04/01/44	21,171	22,755
Pool# AL5853 5.00%, 05/01/44	1,052,608	1,153,714
Pool# MA1926 4.50%, 06/01/44	932,625	1,005,428
Pool# AW2478 4.50%, 06/01/44	484,627	520,757
Pool# AW9189 4.50%, 07/01/44	473,319	508,579
Pool# AL5573 5.00%, 07/01/44	328,998	360,125
Pool# AW8949 5.00%, 07/01/44	90,694	99,063
Pool# AW5109 4.00%, 08/01/44	3,140,731	3,303,153
Pool# AL6223 4.50%, 08/01/44	3,297,509	3,542,605
Pool# AX2491 4.00%, 10/01/44	996,486	1,048,019
Pool# AS3634 4.00%, 10/01/44	837,365	880,669
Pool# AS3656 4.50%, 10/01/44	71,892	77,215
Pool# AL6432 4.00%, 01/01/45	2,435,711	2,561,673
Pool# MA2145 4.00%, 01/01/45	1,294,479	1,362,223

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AS4630 4.00%, 03/01/45	$1,131,996	$1,190,536
Pool# AY4205 3.00%, 05/01/45	771,593	772,952
Pool# AS5175 3.50%, 06/01/45	1,905,213	1,965,847
Pool# AZ0862 3.50%, 07/01/45	1,258,850	1,293,719
Pool# AZ0869 4.00%, 07/01/45	1,416,721	1,489,986
Pool# MA2415 4.00%, 10/01/45	1,934,456	2,034,495
Pool# AS6400 4.00%, 12/01/45	1,525,492	1,604,382
Pool# AS6464 3.50%, 01/01/46	1,570,342	1,620,518
Pool# BC1105 3.50%, 02/01/46	1,893,300	1,945,742
Pool# BC2733 3.00%, 05/01/46	2,324,538	2,323,042
Pool# AS7248 4.00%, 05/01/46	1,329,571	1,398,329
Pool# BC9420 4.50%, 05/01/46	83,201	90,223
Pool# AS7343 3.00%, 06/01/46	1,957,908	1,956,648
Pool# AS7375 3.00%, 06/01/46	1,744,508	1,743,385
Pool# AS7558 4.00%, 07/01/46	1,628,149	1,713,359
Pool# AS7801 3.50%, 08/01/46	1,067,276	1,096,839
Pool# AS8072 3.00%, 10/01/46	3,432,902	3,430,693
Pool# AS8186 3.00%, 10/01/46	1,924,064	1,922,826
Pool# BE0991 3.00%, 10/01/46	1,495,229	1,494,266
Pool# AS8143 4.00%, 10/01/46	2,951,509	3,104,144
Pool# AS8157 4.50%, 10/01/46	256,326	274,976
Pool# AS8414 3.00%, 11/01/46	2,928,705	2,926,820
Pool# BC9003 3.00%, 11/01/46	2,622,439	2,620,752
Pool# BE5069 3.00%, 11/01/46	2,405,224	2,405,987
Pool# MA2825 4.50%, 11/01/46	466,115	500,031
Pool# BE4629 3.00%, 12/01/46	2,395,442	2,393,900

30

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# MA2833 3.00%, 12/01/46	$1,946,823	$1,945,570
Pool# MA2836 4.50%, 12/01/46	1,008,192	1,081,551
Pool# MA2863 3.00%, 01/01/47	154,711	154,612
Pool# AS8659 4.00%, 01/01/47	3,597,096	3,783,118
Pool# AS8699 4.00%, 01/01/47	954,677	1,004,047
Pool# MA2872 4.50%, 01/01/47	1,217,925	1,306,545
Pool# MA2895 3.00%, 02/01/47	2,079,303	2,077,965
Pool# BE5475 3.50%, 02/01/47	2,466,811	2,535,139
Pool# MA2956 3.00%, 04/01/47	2,511,294	2,509,678
Pool# MA2959 3.50%, 04/01/47	3,614,969	3,715,101
Pool# BH0887 4.00%, 04/01/47	2,116,422	2,225,871
Pool# MA3057 3.50%, 07/01/47	3,600,000	3,699,717
FNMA TBA 3.50%, 07/25/32	2,575,000	2,679,207
3.00%, 07/25/47	5,940,000	5,931,992
3.50%, 07/25/47	19,890,000	20,428,428
4.00%, 07/25/47	30,315,000	31,867,458
4.50%, 07/25/47	6,910,000	7,412,325
GNMA I Pool
Pool# 618988 6.00%, 06/15/34	11,748	13,244
Pool# 689575 6.50%, 07/15/38	10,317	11,462
GNMA II Pool
Pool# MA0699 3.50%, 01/20/43	1,637,062	1,702,826
Pool# MA0783 3.50%, 02/20/43	2,021,195	2,102,393
Pool# MA2679 4.00%, 03/20/45	38,998	41,070
Pool# MA2892 3.50%, 06/20/45	158,954	164,815
Pool# MA3035 4.00%, 08/20/45	88,171	92,879
Pool# MA3106 4.00%, 09/20/45	2,369,888	2,495,780
Pool# MA3245 4.00%, 11/20/45	2,424,714	2,553,518
Pool# MA3803 3.50%, 07/20/46	917,397	951,223

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA II Pool (continued)
Pool# MA4127 3.50%, 12/20/46	$2,389,366	$2,477,467
Pool# MA4196 3.50%, 01/20/47	3,278,866	3,399,764
Pool# MA4322 4.00%, 03/20/47	683,856	720,320
Pool# MA4511 4.00%, 06/20/47	2,425,000	2,560,127
GNMA TBA 3.50%, 12/31/49	16,420,000	17,007,527
4.00%, 12/31/49	14,400,000	15,152,625

Total Mortgage-Backed Securities (cost $536,616,236)		537,572,473

Municipal Bond 0.2%
California 0.2%
State of California, GO, 7.55%, 04/01/39	2,890,000	4,410,082

Total Municipal Bond (cost $4,619,427)		4,410,082

Supranational 0.4%
International Bank for Reconstruction & Development, 1.00%, 11/15/17	7,750,000	7,746,869

Total Supranational (cost $7,749,226)		7,746,869

U.S. Government Agency Securities 3.6%
FHLB 0.63%, 10/26/17	10,500,000	10,484,177
1.00%, 12/12/17	25,000,000	24,982,125
5.50%, 07/15/36	10,580,000	14,320,019
FNMA 1.60%, 12/24/20	4,690,000	4,660,838
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30 (h)	10,693,000	7,296,753
Tennessee Valley Authority 7.13%, 05/01/30	300,000	434,609
5.25%, 09/15/39	480,000	628,840
4.63%, 09/15/60	2,693,000	3,253,650

Total U.S. Government Agency Securities (cost $65,650,989)		66,061,011

31

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Treasury Obligations 23.0%

	Principal Amount	Market Value

U.S. Treasury Bonds 5.50%, 08/15/28	$32,660,000	$42,704,224
4.50%, 02/15/36 (c)	10,860,000	14,017,882
3.88%, 08/15/40	55,040,000	65,495,453
U.S. Treasury Inflation Linked Bonds 2.00%, 01/15/26 (i)	39,575,000	54,636,861
2.50%, 01/15/29 (i)	4,870,000	6,668,441
3.88%, 04/15/29 (i)	32,105,000	64,830,367
U.S. Treasury Inflation Linked Note 0.25%, 01/15/25 (i)	35,315,000	35,810,997
U.S. Treasury Notes 0.75%, 01/31/18	43,500,000	43,392,642
1.50%, 08/31/18	8,000,000	8,018,128
1.38%, 04/30/20	57,710,000	57,450,767
2.13%, 12/31/21	17,895,000	18,124,986
2.75%, 02/15/24	10,000	10,405
1.63%, 02/15/26	16,110,000	15,310,799

Total U.S. Treasury Obligations (cost $427,186,853)		426,471,952

Common Stocks 0.0%†

	Shares

Oil, Gas & Consumable Fuels 0.0%†
Frontera Energy Corp. SL*	2,544	67,116

Total Common Stocks (cost $108,583)		67,116

Repurchase Agreements 0.8%

	Principal Amount

ML Pierce Fenner & Smith, Inc. 1.10%, dated 06/30/17, due 07/03/17, repurchase price $11,602,957, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $11,833,931. (j)(k)	$11,601,893	11,601,893

Repurchase Agreements (continued)

	Principal Amount	Market Value

RBS Securities, Inc. 1.06%, dated 06/30/17, due 07/07/17, repurchase price $3,000,618, collateralized by U.S. Government Treasury Securities, ranging from 1.12%-2.00%, maturing 07/31/17-02/15/25; total market value $3,060,084. (j)(k)	$3,000,000	$3,000,000

Total Repurchase Agreements (cost $14,601,893)		14,601,893

Total Investments (cost $1,997,025,236) (l) — 108.7%		2,016,647,486
Liabilities in excess of other assets — (8.7)%		(160,884,466)

NET ASSETS — 100.0%		$1,855,763,020

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2017. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $127,049,708 which represents 6.85% of net assets.

(c)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $16,401,131, which was collateralized by cash used to purchase repurchase agreements with a total value of $14,601,893 and by $2,610,875 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% — 4.63%, and maturity dates ranging from 09/30/17— 02/15/47 a total value of $17,212,768.

(d)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.

(e)	Fair valued security.

(f)	Illiquid security.

(g)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2017.

32

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

(h)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(i)	Principal amounts are not adjusted for inflation.

(j)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $14,601,893.

(k)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(l)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.POI — Ind & Asset Types

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

BV	Private Limited Liability Company

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GmbH	Limited Liability Company

GNMA	Government National Mortgage Association

GO	General Obligation

IO	Interest only (IO) strips are the interest portion of mortgage, Treasury or bond payments, which is separated and sold individually from the principal portion of those same payments.
LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

plc	Public Limited Company

PT	Limited Liability Company

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

S de RL de CV	Limited Liability Variable Stock Corporation

SA	Stock Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

ULC	Unlimited Liability Company

Currency:

ZAR	South Africa Rand

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
14	Mexican Peso Future	09/18/17	$381,430	$1,414
23	New Zealand Dollar Future	09/18/17	1,682,220	27,507
593	U.S. Treasury 10 Year Note	09/20/17	74,440,031	(554,611)
165	U.S. Treasury 10 Year Ultra Note	09/20/17	22,244,063	(135,812)
234	U.S. Treasury 5 Year Note	09/29/17	27,573,609	(66,641)

			$126,321,353	$(728,143)

33

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(25)	EURO FX CURR Future	09/18/17	$3,583,438	$(63,073)
(126)	EURO-BOBL	09/07/17	18,953,065	125,737
(377)	EURO-BUND	09/07/17	69,699,692	597,934
(148)	EURO-BUXL Future	09/07/17	27,641,126	262,306
(122)	Long GILT Future	09/27/17	19,952,934	289,851
(417)	South African Rand Future	09/18/17	15,689,625	346,218
(170)	U.S. Treasury 10 Year Ultra Note	09/20/17	28,198,750	(386,903)
(142)	U.S. Treasury Long Bond	09/20/17	21,823,625	(154,727)
(98)	USD 10 year IRS Prim Future	09/18/17	9,950,062	124,481

			$215,492,317	$1,141,824

GILT	Government Index-Linked Treasury

At June 30, 2017, the Fund had $3,933,900.00 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

34

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund
Assets:
Investments, at value* (cost $1,982,423,343)	$2,002,045,593
Repurchase agreements, at value (cost $14,601,893)	14,601,893

Total Investments, at value (total cost $1,997,025,236)	2,016,647,486

Cash	22,334,011
Deposits with broker for futures contracts	3,933,900
Foreign currencies, at value (cost $1,456)	1,459
Interest and dividends receivable	12,148,128
Security lending income receivable	10,784
Receivable for investments sold	40,549,495
Receivable for capital shares issued	1,888,949
Receivable for variation margin on futures contracts	372,878
Prepaid expenses	10,101

Total Assets	2,097,897,191

Liabilities:
Payable for investments purchased	225,090,882
Payable for capital shares redeemed	1,628,355
Payable upon return of securities loaned (Note 2)	14,601,893
Accrued expenses and other payables:
Investment advisory fees	679,892
Fund administration fees	44,019
Distribution fees	16,745
Administrative servicing fees	10,978
Accounting and transfer agent fees	10,360
Custodian fees	11,268
Compliance program costs (Note 3)	1,820
Professional fees	25,520
Printing fees	8,093
Other	4,346

Total Liabilities	242,134,171

Net Assets	$1,855,763,020

Represented by:
Capital	$1,827,342,489
Accumulated undistributed net investment income	27,955,475
Accumulated net realized losses from investments, futures, and foreign currency transactions	(19,693,123)
Net unrealized appreciation/(depreciation) from investments	19,622,250
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	413,681
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	122,248

Net Assets	$1,855,763,020

35

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund
Net Assets:
Class I Shares	$6,445,953
Class II Shares	80,050,671
Class Y Shares	1,769,266,396

Total	$1,855,763,020

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	565,352
Class II Shares	7,037,891
Class Y Shares	154,642,811

Total	162,246,054

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.40
Class II Shares	$11.37
Class Y Shares	$11.44

*	Includes value of securities on loan of $16,401,131 (Note 2).

The accompanying notes are an integral part of these financial statements.

36

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$25,552,886
Income from securities lending (Note 2)	19,456
Dividend income	12,693
Foreign tax withholding	(685)

Total Income	25,584,350

EXPENSES:
Investment advisory fees	4,026,224
Fund administration fees	263,239
Distribution fees Class II Shares	100,248
Administrative servicing fees Class I Shares	4,805
Administrative servicing fees Class II Shares	60,149
Professional fees	50,230
Printing fees	8,098
Trustee fees	27,817
Custodian fees	35,551
Accounting and transfer agent fees	21,498
Compliance program costs (Note 3)	3,673
Other	19,041

Total Expenses	4,620,573

NET INVESTMENT INCOME	20,963,777

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(5,908,113)
Net realized losses from futures transactions (Note 2)	(4,456,663)
Net realized gains from foreign currency transactions (Note 2)	128,623

Net realized losses from investments, futures, and foreign currency transactions	(10,236,153)

Net change in unrealized appreciation/(depreciation) from investments	35,937,024
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	761,798
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	108,902

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	36,807,724

Net realized/unrealized gains from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	26,571,571

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$47,535,348

The accompanying notes are an integral part of these financial statements.

37

Statements of Changes in Net Assets

	NVIT Core Plus Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$20,963,777	$43,465,183
Net realized gains/(losses) from investments, futures, and foreign currency transactions	(10,236,153)	7,658,144
Net change in unrealized appreciation/(depreciation) from investments futures contracts, and translation of assets and liabilities denominated in foreign currencies	36,807,724	16,916,560

Change in net assets resulting from operations	47,535,348	68,039,887

Distributions to Shareholders From:
Net investment income:
Class I	–	(191,494)
Class II	–	(2,313,764)
Class Y	–	(54,996,960)
Net realized gains:
Class I	–	(24,175)
Class II	–	(319,927)
Class Y	–	(6,862,950)

Change in net assets from shareholder distributions	–	(64,709,270)

Change in net assets from capital transactions	31,741,316	(41,181,538)

Change in net assets	79,276,664	(37,850,921)

Net Assets:
Beginning of period	1,776,486,356	1,814,337,277

End of period	$1,855,763,020	$1,776,486,356

Accumulated undistributed net investment income at end of period	$27,955,475	$6,991,698

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$881,466	$1,805,631
Dividends reinvested	–	215,669
Cost of shares redeemed	(801,443)	(1,695,352)

Total Class I Shares	80,023	325,948

Class II Shares
Proceeds from shares issued	6,316,106	30,732,167
Dividends reinvested	–	2,633,691
Cost of shares redeemed	(9,792,192)	(31,663,018)

Total Class II Shares	(3,476,086)	1,702,840

Class Y Shares
Proceeds from shares issued	98,658,620	51,710,536
Dividends reinvested	–	61,859,910
Cost of shares redeemed	(63,521,241)	(156,780,772)

Total Class Y Shares	35,137,379	(43,210,326)

Change in net assets from capital transactions	$31,741,316	$(41,181,538)

38

Statements of Changes in Net Assets (Continued)

	NVIT Core Plus Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	78,353	155,947
Reinvested	–	19,172
Redeemed	(70,889)	(147,582)

Total Class I Shares	7,464	27,537

Class II Shares
Issued	562,204	2,716,274
Reinvested	–	234,233
Redeemed	(871,162)	(2,791,177)

Total Class II Shares	(308,958)	159,330

Class Y Shares
Issued	8,749,269	4,506,208
Reinvested	–	5,483,936
Redeemed	(5,599,122)	(13,706,202)

Total Class Y Shares	3,150,147	(3,716,058)

Total change in shares	2,848,653	(3,529,191)

Amount designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

39

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Plus Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (e)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$11.12	0.12	0.16	0.28	–	–	–	$11.40	2.52%		$6,445,953	0.64%	2.18%	0.64%	121.92%
Year Ended December 31, 2016	$11.11	0.26	0.16	0.42	(0.36)	(0.05)	(0.41)	$11.12	3.70%		$6,202,205	0.64%	2.26%	0.64%	217.66%
Year Ended December 31, 2015	$11.45	0.25	(0.29)	(0.04)	(0.21)	(0.09)	(0.30)	$11.11	(0.32%	)	$5,892,000	0.64%	2.19%	0.64%	219.93%
Year Ended December 31, 2014	$11.15	0.26	0.31	0.57	(0.27)	–	(0.27)	$11.45	5.09%		$4,382,013	0.65%	2.27%	0.65%	279.56%
Year Ended December 31, 2013	$11.82	0.20	(0.41)	(0.21)	(0.22)	(0.24)	(0.46)	$11.15	(1.77%	)	$1,735,406	0.65%	1.70%	0.65%	333.09%
Year Ended December 31, 2012	$11.49	0.24	0.60	0.84	(0.28)	(0.23)	(0.51)	$11.82	7.38%		$1,966,859	0.66%	2.05%	0.66%	317.74%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$11.10	0.11	0.16	0.27	–	–	–	$11.37	2.43%		$80,050,671	0.89%	1.93%	0.89%	121.92%
Year Ended December 31, 2016	$11.10	0.23	0.15	0.38	(0.33)	(0.05)	(0.38)	$11.10	3.34%		$81,580,753	0.89%	2.02%	0.89%	217.66%
Year Ended December 31, 2015	$11.43	0.22	(0.28)	(0.06)	(0.18)	(0.09)	(0.27)	$11.10	(0.52%	)	$79,751,703	0.89%	1.94%	0.89%	219.93%
Year Ended December 31, 2014	$11.13	0.23	0.31	0.54	(0.24)	–	(0.24)	$11.43	4.88%		$82,721,197	0.90%	2.00%	0.90%	279.56%
Year Ended December 31, 2013	$11.80	0.17	(0.42)	(0.25)	(0.18)	(0.24)	(0.42)	$11.13	(2.05%	)	$59,155,847	0.90%	1.45%	0.90%	333.09%
Year Ended December 31, 2012	$11.47	0.21	0.60	0.81	(0.25)	(0.23)	(0.48)	$11.80	7.12%		$62,591,241	0.91%	1.81%	0.91%	317.74%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$11.15	0.13	0.16	0.29	–	–	–	$11.44	2.60%		$1,769,266,396	0.49%	2.33%	0.49%	121.92%
Year Ended December 31, 2016	$11.14	0.28	0.15	0.43	(0.37)	(0.05)	(0.42)	$11.15	3.84%		$1,688,703,398	0.49%	2.42%	0.49%	217.66%
Year Ended December 31, 2015	$11.48	0.27	(0.29)	(0.02)	(0.23)	(0.09)	(0.32)	$11.14	(0.19%	)	$1,728,693,574	0.49%	2.34%	0.49%	219.93%
Year Ended December 31, 2014	$11.17	0.28	0.31	0.59	(0.28)	–	(0.28)	$11.48	5.31%		$1,422,821,618	0.50%	2.40%	0.50%	279.56%
Year Ended December 31, 2013	$11.84	0.22	(0.42)	(0.20)	(0.23)	(0.24)	(0.47)	$11.17	(1.65%	)	$1,259,106,898	0.50%	1.86%	0.50%	333.09%
Year Ended December 31, 2012	$11.50	0.26	0.61	0.87	(0.30)	(0.23)	(0.53)	$11.84	7.60%		$1,054,112,611	0.51%	2.21%	0.51%	317.74%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

40

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Core Plus Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

41

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company and are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as

42

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

provided by an independent pricing service approved by the Board of Trustees. The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$194,188,218	$—	$194,188,218
Collateralized Mortgage Obligations	—	16,522,618	—	16,522,618
Commercial Mortgage-Backed Securities	—	54,613,326	—	54,613,326
Common Stocks	67,116	—	—	67,116
Corporate Bonds
Aerospace & Defense	—	5,030,728	—	5,030,728
Airlines	—	8,474,471	—	8,474,471
Auto Components	—	691,575	—	691,575
Automobiles	—	3,748,139	—	3,748,139
Banks	—	102,519,664	—	102,519,664
Beverages	—	2,815,959	—	2,815,959
Biotechnology	—	7,586,947	—	7,586,947
Building Products	—	272,287	—	272,287
Capital Markets	—	47,326,191	—	47,326,191
Chemicals	—	1,053,356	—	1,053,356
Commercial Services & Supplies	—	2,596,134	—	2,596,134
Communications Equipment	—	496,069	—	496,069
Construction & Engineering	—	114,187	—	114,187
Consumer Finance	—	25,112,378	—	25,112,378
Containers & Packaging	—	2,301,383	—	2,301,383
Diversified Consumer Services	—	591,737	—	591,737
Diversified Financial Services	—	361,874	—	361,874
Diversified Telecommunication Services	—	62,820,873	—	62,820,873
Electric Utilities	—	24,102,933	—	24,102,933
Electronic Equipment, Instruments & Components	—	460,978	—	460,978
Energy Equipment & Services	—	543,826	—	543,826
Equity Real Estate Investment Trusts (REITs)	—	19,710,179	—	19,710,179
Food & Staples Retailing	—	974,371	—	974,371
Food Products	—	807,590	—	807,590
Gas Utilities	—	580,400	—	580,400
Health Care Equipment & Supplies	—	25,804,151	—	25,804,151
Health Care Providers & Services	—	15,819,093	—	15,819,093
Hotels, Restaurants & Leisure	—	5,119,960	—	5,119,960
Household Durables	—	2,916,641	—	2,916,641
Household Products	—	162,123	—	162,123
Independent Power and Renewable Electricity Producers	—	4,022,750	—	4,022,750
Insurance	—	3,571,899	—	3,571,899
Internet & Direct Marketing Retail	—	978,536	—	978,536
Internet Software & Services	—	1,217,612	—	1,217,612
IT Services	—	1,105,631	—	1,105,631
Machinery	—	906,546	—	906,546
Media	—	52,441,877	—	52,441,877
Metals & Mining	—	12,116,503	—	12,116,503
Multiline Retail	—	569,300	—	569,300
Oil, Gas & Consumable Fuels	—	48,087,169	—	48,087,169
Personal Products	—	995,487	—	995,487
Pharmaceuticals	—	43,985,974	—	43,985,974

43

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Corporate Bonds (continued)
Professional Services	$—	$739,513	$—	$739,513
Road & Rail	—	2,169,657	—	2,169,657
Semiconductors & Semiconductor Equipment	—	15,474,929	—	15,474,929
Software	—	5,424,904	—	5,424,904
Specialty Retail	—	350,800	—	350,800
Technology Hardware, Storage & Peripherals	—	60,119,048	—	60,119,048
Textiles, Apparel & Luxury Goods	—	274,050	—	274,050
Tobacco	—	15,365,521	—	15,365,521
Trading Companies & Distributors	—	1,670,567	—	1,670,567
Wireless Telecommunication Services	—	3,045,405	—	3,045,405
Total Corporate Bonds	$—	$645,549,875	$—	$645,549,875
Foreign Government Securities	—	48,842,053	—	48,842,053
Futures Contracts	1,775,448	—	—	1,775,448
Mortgage-Backed Securities	—	537,572,473	—	537,572,473
Municipal Bond	—	4,410,082	—	4,410,082
Repurchase Agreements	—	14,601,893	—	14,601,893
Supranational	—	7,746,869	—	7,746,869
U.S. Government Agency Securities	—	66,061,011	—	66,061,011
U.S. Treasury Obligations	—	426,471,952	—	426,471,952
Total Assets	$1,842,564	$2,016,580,370	$—	$2,018,422,934
Liabilities:
Futures Contracts	$(1,361,767)	$—	$—	$(1,361,767)
Total Liabilities	$(1,361,767)	$—	$—	$(1,361,767)
Total	$480,797	$2,016,580,370	$—	$2,017,061,167

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2017, the Fund held one Corporate Bond investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s

44

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to changes in the level of interest rates and to manage currency risk. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$1,775,448
Total		$1,775,448

Liabilities:
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	$(1,361,767)
Total		$(1,361,767)

(a)	Includes cumulative appreciation/ (depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

45

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$(4,456,663)
Total	$(4,456,663)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$761,798
Total	$761,798

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$140,126,418
Average Notional Balance Short	$(198,534,607)

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% — 4.50%, maturing 07/01/41 — 06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89% — 2.00%, maturing 04/30/19 — 02/15/25; total market value $153,004,365.

46

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
ML Pierce Fenner & Smith, Inc.	$11,601,893	$—	$11,601,893	$(11,601,893)	$—
RBS Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Total	$14,601,893	$—	$14,601,893	$(14,601,893)	$—

Amounts designated as “—“ are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

47

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Neuberger Berman Investment Advisers, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.45%
$1 billion up to $1.5 billion	0.44%
$1.5 billion and more	0.43%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.44%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed

48

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $263,239 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $3,673.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15 % and 0.15% for Class I and Class II shares, respectively, for a total amount of $64,954.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for

49

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $2,374,793,195 and sales of $2,290,267,279 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the six months ended June 30, 2017, the Fund had purchases of $630,709,985 and sales of $633,647,347 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

50

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,002,987,901	$28,300,971	$(14,641,386)	$13,659,585

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

51

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

52

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

53

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

54

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

55

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

56

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

57

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

58

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

59

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

60

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

61

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

62

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

63

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

64

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Short Term Bond Fund

SAR-STB 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Short Term Bond Fund

Asset Allocation†

Corporate Bonds	50.7%
Asset-Backed Securities	24.1%
U.S. Treasury Obligations	13.8%
Commercial Mortgage-Backed Securities	4.4%
Collateralized Mortgage Obligations	4.0%
Loan Participations	0.9%
Repurchase Agreements	0.5%
Municipal Bond	0.4%
Mortgage-Backed Securities	0.1%
Futures Contracts††	0.0%
Other assets in excess of liabilities	1.1%
100.0%

Top Industries†††

Banks	11.0%
Oil, Gas & Consumable Fuels	7.0%
Consumer Finance	3.9%
Insurance	2.9%
Beverages	2.5%
Food Products	2.3%
Automobiles	1.9%
Electric Utilities	1.5%
Biotechnology	1.5%
Diversified Financial Services	1.4%
Other Industries*	64.1%
100.0%

Top Holdings†††

U.S. Treasury Note, 1.75%, 11/30/21	3.7%
U.S. Treasury Note, 2.00%, 05/31/24	3.2%
U.S. Treasury Inflation Linked Note, 0.13%, 07/15/22	2.7%
Murphy Oil Corp., 3.50%, 12/01/17	1.8%
U.S. Treasury Note, 2.50%, 05/15/24	1.6%
NRZ Advance Receivables Trust 2015-ON1, 3.11%, 12/15/50	1.3%
Wells Fargo & Co., 1.61%, 04/22/19	1.1%
Toronto-Dominion Bank (The), 1.58%, 01/18/19	1.1%
U.S. Treasury Note, 0.75%, 02/28/18	1.1%
ALM VII Ltd., 2.64%, 10/15/28	1.1%
Other Holdings*	81.3%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Short Term Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Short Term Bond Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,013.60	2.70	0.54
	Hypothetical	(b)(c)	1,000.00	1,022.12	2.71	0.54
Class II Shares	Actual	(b)	1,000.00	1,011.70	3.94	0.79
	Hypothetical	(b)(c)	1,000.00	1,020.88	3.96	0.79
Class Y Shares	Actual	(b)	1,000.00	1,013.60	1.95	0.39
	Hypothetical	(b)(c)	1,000.00	1,022.86	1.96	0.39

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 24.1%

	Principal Amount	Market Value

Airlines 1.2%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23) (a)	$10,235,967	$10,210,377
American Airlines Pass-Through Trust Series 2013-2, Class B, 5.60%, 07/15/20 (a)	3,724,805	3,887,765
Series 2015-1, Class B, 3.70%, 05/01/23	3,226,911	3,194,641
Series 2015-2, Class B, 4.40%, 09/22/23 (b)	4,435,723	4,480,080

		21,772,863

Automobiles 5.5%
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.62%, 03/20/19	5,659,814	5,661,499
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A, 1.88%, 03/15/22 (a)	1,280,590	1,280,786
Series 2015-1A, Class A, 2.00%, 07/15/2 (a)	5,905,535	5,908,078
Series 2015-2A, Class A, 2.40%, 02/15/23 (a)	10,000,000	10,037,298
Series 2017-2A, Class A, 2.55%, 02/17/2 6 (a)	12,500,000	12,486,462
First Investors Auto Owner Trust Series 2014-1A, Class A3, 1.49%, 01/15/20 (a)	615,168	615,056
Series 2015-2A, Class A2, 2.28%, 09/15/21 (a)	11,580,000	11,622,637
Series 2016-2A, Class A2, 1.87%, 11/15/21 (a)	1,980,000	1,978,730
Series 2017-1A, Class A2, 2.20%, 03/15/22 (a)	6,746,000	6,753,229
Flagship Credit Auto Trust Series 2014-2, Class A, 1.43%, 12/16/19 (a)	466,720	466,743
Series 2015-2, Class A, 1.98%, 10/15/20 (a)	4,685,163	4,691,952
Series 2015-3, Class A, 2.38%, 10/15/20 (a)	4,813,817	4,819,644
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, 04/15/26 (a)	14,450,000	14,589,844
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A, 2.38%, 10/15/20 (a)	2,900,000	2,913,149
Series 2016-1A, Class A2, 2.74%, 04/15/21 (a)	11,037,000	11,146,221
Series 2017-1A, Class A2, 2.54%, 04/18/22 (a)	4,666,667	4,680,622

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
Prestige Auto Receivables Trust, Series 2016-1A, Class A3, 1.99%, 06/15/20 (a)	$5,000,000	$5,013,219

		104,665,169

Credit Card 1.5%
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/22	5,500,000	5,512,222
Chase Issuance Trust, Series 2015-A2, Class A2, 1.59%, 02/18/20	7,000,000	7,006,283
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1, 5.35%, 02/07/20	5,000,630	5,113,341
Series 2017-A3, Class A3, 1.92%, 04/07/22	11,000,000	11,012,157

		28,644,003

Home Equity 2.2%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 2.32%, 10/25/34 (c)	716,354	719,700
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 1.98%, 12/25/33 (c)	6,358,610	6,194,838
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 2.12%, 12/25/34 (c)	1,198,120	1,199,483
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 1.98%, 01/25/35 (c)	9,070,303	8,968,669
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 04/25/57 (a)(c)	5,379,009	5,602,324
RASC Trust, Series 2005-KS12, Class M2, 1.68%, 01/25/36 (c)	14,555,000	13,940,965
Soundview Home Loan Trust Series 2005-CTX1, Class M1, 1.64%, 11/25/35 (c)	232,792	232,718
Series 2006-WF2, Class M1, 1.44%, 12/25/36 (c)	5,000,000	4,837,500

		41,696,197

Other 13.4%
A Voce CLO Ltd, Series 2014-1A, Class A1R, 2.32%, 07/15/26 (a)(c)	9,000,000	9,000,288

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
ALM VII Ltd., Series 2012-7A, Class A1R, 2.64%, 10/15/28 (a)(c)	$19,775,000	$19,797,662
Alterna Funding II LLC, Series 2015-1X, Class A, 2.50%, 02/15/24 (d)	7,083,270	7,065,561
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, Series 2004-R3, Class A1A, 1.91%, 05/25/34 (c)	158,926	158,920
AMMC CLO XIII Ltd., Series 2013-13A, Class A2LR, 0.00%, 07/24/29 (a)(c)	9,000,000	9,000,000
Babson CLO Ltd., Series 2014-3A, Class AR, 2.48%, 01/15/26 (a)(c)	13,000,000	13,042,211
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/64 (a)(c)	6,656,047	6,951,532
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.50%, 01/28/55 (a)(c)	4,408,460	4,521,141
Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class A, 4.00%, 06/28/54 (a)(c)	8,081,141	8,444,106
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A, 1.71%, 07/25/35 (c)	4,391,870	4,358,713
Carlyle Global Market Strategies CLO Ltd., Series 2014-4A, Class A1R, 2.36%, 10/15/26 (a)(c)	9,000,000	9,018,648
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/23 (a)(d)	2,493,544	2,477,959
CCG Receivables Trust, Series 2017-1, Class A2, 1.84%, 11/14/23 (a)	6,222,222	6,215,274
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R, 2.52%, 06/09/30 (a)(c)	10,000,000	9,995,000
Series 2013-1A, Class BR, 3 .04%, 06/09/30 (a)(c)	7,000,000	6,993,000
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class M1, 1.48%, 01/25/37 (c)	8,672,000	8,336,496
CNH Equipment Trust, Series 2017-A, Class A2, 1.64%, 07/15/20	10,000,000	10,021,062

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 2.99%, 07/18/30 (a)(c)	$4,500,000	$4,500,000
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 1.95%, 08/25/35 (c)	10,862,127	10,377,139
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 2.42%, 07/20/26 (a)(c)	3,000,000	3,013,278
Neuberger Berman CLO XVI Ltd. Series 2014-16A, Class A1R, 2.61%, 04/15/26 (a)(c)	10,000,000	10,000,690
Series 2014-16A, Class B2R, 3.33%, 04/15/26 (a)(c)	3,000,000	3,000,399
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2017-T1, Class AT1, 3.21%, 02/15/51 (a)	3,000,000	3,017,048
NRZ Advance Receivables Trust 2015-ON1, Series 2016-T4, Class AT4, 3.11%, 12/15/50 (a)	25,000,000	24,659,400
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/49 (a)	3,000,000	2,976,470
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 08/16/49 (a)(d)	12,000,000	11,957,808
Pinnacle Park CLO Ltd., Series 2014-1A, Class BR, 3.01%, 04/15/26 (a)(c)	5,000,000	5,000,470
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/49 (a)	8,400,000	8,414,985
Structured Asset Investment Loan Trust, Series 2005-HE2, Class M1, 1.94%, 07/25/35 (c)	5,841,205	5,833,903
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.13%, 06/15/28 (a)	7,908,366	7,903,251
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.62%, 02/25/47 (a)(e)	4,682,584	4,685,659
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.88%, 04/25/55 (a)(e)	245,876	245,983

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
VOLT XL LLC, Series 2015-NP14, Class A1, 4.38%, 11/27/45 (a)(e)	$3,183,708	$3,195,201
VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (a)(e)	3,341,998	3,353,753
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 06/26/45 (a)(e)	6,710,996	6,727,442

		254,260,452

Road & Rail 0.3%
Federal Express Corp. 1998 Pass-Through Trust Series 981A 6.72%, 01/15/22	496,494	543,958
Series 981B 6.85%, 01/15/19	2,674,829	2,801,883
Union Pacific Railroad Co. 2000 Pass-Through Trust, Series 00-1 8.00%, 01/10/21	2,380,476	2,515,192

		5,861,033

Total Asset-Backed Securities (cost $456,593,336)		456,899,717

Collateralized Mortgage Obligations 4.0%

Chase Mortgage Trust, Series 2016-1, Class M2, 3.75%, 04/25/45 (a)(c)	2,345,238	2,378,422
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42 (a)(c)	306,619	309,744
FHLMC REMIC Series 3640, Class EL, 4.00%, 03/15/20	326,030	332,376
Series 3616, Class PA, 4.50%, 11/15/39	247,936	256,802
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/33 (e)	29,466	30,386
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 1.55%, 10/25/35 (c)	8,658,243	8,466,504
MFA Trust, Series 2017-RPL1, Class A1, 2.59%, 02/25/57 (a)(c)	10,269,276	10,321,657

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/35 (a)(c)	$16,130,590	$16,630,414
Series 2014-3A, Class AFX3, 3.75%, 11/25/54 a)(c)	7,413,867	7,507,448
Series 2016-3A, Class A1, 3.75%, 09/25/56 (a)(c)	3,395,267	3,497,594
Series 2016-4A, Class A1, 3.75%, 11/25/56 (a)(c)	3,257,958	3,356,466
Series 2017-1A, Class A1, 4.00%, 02/25/57 (a)(c)	9,211,125	9,576,214
Series 2017-2A, Class A3, 4.00%, 03/25/57 (a)(c)	12,726,135	13,232,992
RALI Trust, Series 2003-QS20, Class CB, 5.00%, 11/25/18	378,204	379,802

Total Collateralized Mortgage Obligations (cost $76,348,119)		76,276,821

Commercial Mortgage-Backed Securities 4.4%

AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29 (a)	4,000,000	4,081,709
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/05/32 (a)(c)	5,000,000	5,247,690
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class B, 2.66%, 09/15/26 (a)(c)	6,098,000	6,106,584
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.70%, 06/11/50	8,250,829	8,290,666
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 3.01%, 12/15/27 (a)(c)	5,000,000	5,003,113
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.39%, 12/10/49 (c)	5,962,095	5,972,665
COMM Mortgage Trust Series 2014-TWC, Class B, 2.63%, 02/13/32 (a)(c)	13,000,000	13,044,552
Series 2014-TWC, Class C, 2.98%, 02/13/32 (a)(c)	6,000,000	6,018,703
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.16%, 12/15/48 (c)	23,356,750	1,053,857

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	$982,173	$2,990,857
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 07/15/45 (a)	16,000,000	17,084,275
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 2.51%, 02/15/27 (a)(c)	9,000,000	9,033,614

Total Commercial Mortgage-Backed Securities (cost $86,346,736)		83,928,285

Corporate Bonds 50.7%

Air Freight & Logistics 0.2%
FedEx Corp., 8.00%, 01/15/19	2,974,000	3,241,999

Automobiles 2.0%
Daimler Finance North America LLC, 1.79%, 10/30/19 (a)(b)(c)	10,000,000	10,043,440
Hyundai Capital America, 2.60%, 03/19/20 (a)(b)	10,000,000	10,023,340
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (a)	4,165,000	4,167,012
2.65%, 09/26/18 (a)	3,035,000	3,065,750
1.76%, 09/13/19 (a)(c)	10,000,000	10,032,710

		37,332,252

Banks 10.9%
Bank of America Corp., 2.20%, 01/15/19 (c)	5,000,000	5,062,750
Series L, 2.60%, 01/15/19	10,000,000	10,094,170
Series L, 2.65%, 04/01/19	5,000,000	5,060,215
2.32%, 01/20/23 (b)(c)	5,000,000	5,055,160
Capital One NA, 2.00%, 09/13/19 (c)	15,000,000	15,066,645
Citibank NA, 2.10%, 06/12/20	15,000,000	15,004,845
Citigroup, Inc., 2.50%, 07/29/19	10,000,000	10,089,810
Citizens Bank NA, 2.45%, 12/04/19	10,000,000	10,085,260
Citizens Financial Group, Inc., 2.38%, 07/28/21	5,000,000	4,956,755
Fifth Third Bancorp, 2.30%, 03/01/19 b)	7,000,000	7,028,420
Huntington Bancshares, Inc., 2.60%, 08/02/18	2,450,000	2,466,515

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
ING Groep NV, 3.15%, 03/29/22	$5,000,000	$5,095,235
JPMorgan Chase & Co., 1.63%, 05/15/18	5,000,000	4,999,010
2.30%, 08/15/21 (b)	10,000,000	9,941,820
Nordea Bank AB, 1.92%, 09/30/19 (a)(c)	17,000,000	17,110,092
Skandinaviska Enskilda Banken AB, 1.81%, 09/13/19 (a)(c)	15,000,000	15,055,335
Svenska Handelsbanken AB, 1.71%, 09/06/19 (c)	15,000,000	15,065,145
Toronto-Dominion Bank (The), 1.58%, 01/18/19 (c)	20,000,000	20,060,160
UBS Group Funding Jersey Ltd., 2.65%, 02/01/22 (a)	9,000,000	8,980,893
Wells Fargo & Co., 1.61%, 04/22/19 (c)	20,000,000	20,090,180

		206,368,415

Beverages 2.5%
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	10,000,000	10,134,080
Anheuser-Busch InBev Worldwide, Inc., 1.86%, 08/01/18 (c)	15,000,000	15,119,115
Molson Coors Brewing Co., 2.10%, 07/15/21	7,500,000	7,375,290
PepsiCo, Inc., 1.42%, 10/04/19 (c)	15,000,000	15,077,385

		47,705,870

Biotechnology 1.4%
AbbVie, Inc., 2.50%, 05/14/20	8,000,000	8,092,744
Celgene Corp., 2.30%, 08/15/18	14,118,000	14,198,953
2.88%, 08/15/20	5,000,000	5,112,890

		27,404,587

Building Products 0.5%
Johnson Controls International plc, 1.40%, 11/02/17	10,000,000	9,993,510

Capital Markets 1.0%
FMR LLC, 7.49%, 06/15/19 (a)	2,000,000	2,203,956
Goldman Sachs Group, Inc. (The), 2.91%, 06/05/23 (c)	7,000,000	6,986,119
Morgan Stanley, 2.20%, 12/07/18	4,000,000	4,019,936
UBS AG, 2.20%, 06/08/20 (a)	5,000,000	5,003,525

		18,213,536

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals 0.9%
CF Industries, Inc., 7.13%, 05/01/20	$5,500,000	$6,077,500
Solvay Finance America LLC, 3.40%, 12/03/20 (a)(b)	10,000,000	10,318,600

		16,396,100

Commercial Services & Supplies 0.5%
Catholic Health Initiatives, 1.60%, 11/01/17	10,000,000	10,001,570

Communications Equipment 0.5%
Cisco Systems, Inc., 1.61%, 09/20/19 (c)	9,000,000	9,058,104

Consumer Finance 3.8%
Ford Motor Credit Co. LLC, 1.74%, 09/08/17 (c)	10,000,000	10,002,990
2.16%, 01/09/20 (c)	15,000,000	15,106,080
HSBC USA, Inc., 2.18%, 09/24/18 (c)	10,000,000	10,068,510
Hyundai Capital Services, Inc., 3.50%, 09/13/17 (a)	7,650,000	7,674,816
John Deere Capital Corp., 1.44%, 10/09/19 (c)	15,000,000	15,038,745
Toyota Motor Credit Corp., 1.60%, 10/18/19 (c)	15,000,000	15,108,780

		72,999,921

Diversified Financial Services 1.4%
Bear Stearns Cos. LLC (The), 6.40%, 10/02/17	14,353,000	14,518,447
JPMorgan Chase Bank NA, 6.00%, 10/01/17	2,200,000	2,222,550
National Rural Utilities Cooperative Finance Corp., 2.00%, 01/27/20	10,000,000	10,027,440

		26,768,437

Diversified Telecommunication Services 1.3%
AT&T, Inc., 2.80%, 02/17/21	5,000,000	5,053,045
CCO Holdings LLC, 5.13%, 02/15/23	10,000,000	10,318,750
Verizon Communications, Inc., 2.04%, 06/17/19 (c)	10,000,000	10,074,620

		25,446,415

Electric Utilities 1.5%
Great Plains Energy, Inc., 5.29%, 06/15/22 (e)	10,135,000	11,096,092
Indiana Michigan Power Co., 7.00%, 03/15/19	10,000,000	10,790,920

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
ITC Holdings Corp., 6.05%, 01/31/18 (a)	$6,500,000	$6,648,577

		28,535,589

Energy Equipment & Services 1.1%
Schlumberger Investment SA, 1.25%, 08/01/17 (a)	10,000,000	9,997,820
SESI LLC, 6.38%, 05/01/19	11,270,000	11,129,125

		21,126,945

Equity Real Estate Investment Trusts (REITs) 0.9%
WEA Finance LLC , 1.75%, 09/15/17 (a)	10,000,000	9,999,950
2.70%, 09/17/19 (a)	7,000,000	7,057,848

		17,057,798

Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	9,500,000	9,649,245

Food Products 2.2%
Conagra Brands, Inc., 4.95%, 08/15/20	302,000	319,311
Kraft Heinz Foods Co., 2.00%, 07/02/18	15,000,000	15,037,980
Mondelez International Holdings Netherlands BV, 1.78%, 10/28/19 (a)(c)	15,000,000	15,060,480
Tyson Foods, Inc., 2.65%, 08/15/19	12,000,000	12,151,308

		42,569,079

Health Care Equipment & Supplies 0.9%
Becton, Dickinson and Co., 2.68%, 12/15/19	6,098,000	6,172,664
Boston Scientific Corp., 2.65%, 10/01/18	10,000,000	10,091,810

		16,264,474

Health Care Providers & Services 1.0%
Dignity Health, 2.64%, 11/01/19	6,000,000	6,069,666
Express Scripts Holding Co., 3.30%, 02/25/21 (b)	3,000,000	3,089,727
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	10,000,000	10,082,350

		19,241,743

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Durables 0.8%
Newell Brands, Inc., 2.60%, 03/29/19	$10,000,000	$10,097,500
3.15%, 04/01/21	5,000,000	5,116,170

		15,213,670

Industrial Conglomerates 0.8%
Honeywell International, Inc., 1.45%, 10/30/19 (c)	10,000,000	10,055,480
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20	5,000,000	5,049,455

		15,104,935

Insurance 2.8%
Metropolitan Life Global Funding I, 1.50%, 01/10/18 (a)	5,000,000	4,998,690
1.58%, 09/14/18 (a)(c)	15,000,000	15,043,710
2.30%, 04/10/19 (a)	7,000,000	7,058,597
New York Life Global Funding, 1.54%, 10/24/19 (a)(c)	15,000,000	15,085,455
Nuveen Finance LLC, 2.95%, 11/01/19 (a)	11,500,000	11,664,358

		53,850,810

Media 1.1%
Charter Communications Operating LLC, 3.58%, 07/23/20	10,000,000	10,333,750
NBCUniversal Enterprise, Inc., 1.84%, 04/15/18 (a)(c)	10,000,000	10,051,440

		20,385,190

Multiline Retail 0.1%
Dollar Tree, Inc., 5.75%, 03/01/23	2,500,000	2,638,250

Oil, Gas & Consumable Fuels 6.9%
BP Capital Markets plc, 1.38%, 11/06/17	5,000,000	4,998,870
1.93%, 09/26/18 (c)	10,000,000	10,062,380
3.81%, 02/10/24	5,000,000	5,214,370
Canadian Natural Resources Ltd., 2.95%, 01/15/23	8,000,000	7,936,248
DCP Midstream Operating LP, 2.50%, 12/01/17	13,000,000	12,983,750
Enbridge Energy Partners LP, Series B, 6.50%, 04/15/18	7,700,000	7,973,127
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	13,000,000	13,962,156
Marathon Oil Corp., 2.80%, 11/01/22 (b)	4,000,000	3,834,996
3.85%, 06/01/25	5,000,000	4,880,575

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
MPLX LP, 4.50%, 07/15/23	$5,000,000	$5,307,865
Murphy Oil Corp., 3.50%, 12/01/17 (b)	34,500,000	34,539,330
Noble Energy, Inc., 3.90%, 11/15/24	7,250,000	7,449,839
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	6,000,000	6,681,072
Spectra Energy Partners LP, 2.95%, 09/25/18	5,500,000	5,561,930

		131,386,508

Pharmaceuticals 1.0%
Allergan Funding SCS, 3.45%, 03/15/22	10,000,000	10,308,170
Forest Laboratories LLC, 4.88%, 02/15/21 (a)	930,000	1,000,595
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	8,500,000	8,344,102

		19,652,867

Road & Rail 0.1%
ERAC USA Finance LLC, 6.38%, 10/15/17 (a)	1,505,000	1,524,469

Semiconductors & Semiconductor Equipment 1.0%
Broadcom Corp., 2.38%, 01/15/20 (a)	10,000,000	10,014,530
QUALCOMM, Inc., 2.60%, 01/30/23	8,000,000	7,970,816

		17,985,346

Thrifts & Mortgage Finance 0.4%
BPCE SA, 5.70%, 10/22/23 (a)	6,000,000	6,676,200

Trading Companies & Distributors 0.7%
GATX Corp., 2.38%, 07/30/18	5,000,000	5,018,670
2.60%, 03/30/20 (b)	9,000,000	9,093,195

		14,111,865

Total Corporate Bonds (cost $959,315,796)		963,905,699

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Loan Participations 0.9%

	Principal Amount	Market Value

Health Care Providers & Services 0.1%
Community Health Systems, Inc., 1st Lien Tranche G Term Loan, 3.90%, 12/31/19	$943,656	$941,929
Community Health Systems, Inc., 1st Lien Tranche H Term Loan, 4.15%, 01/27/21	1,736,314	1,732,511

		2,674,440

IT Services 0.3%
First Data Corp., 1st Lien New Term Loan, 3.47%, 07/08/22	5,268,103	5,257,408

Software 0.5%
TIBCO Software, Inc., 1st Lien Tranche B Term Loan, 5.73%, 12/04/20	9,775,438	9,812,096

Total Loan Participation (cost $17,417,261)		17,743,944

Mortgage-Backed Securities 0.1%

FHLMC Non Gold Pool Pool# 1Q0648 3.15%, 06/01/37 (c)	854,506	898,475
Pool# 1B3601 3.32%, 10/01/37 (c)	145,116	153,034
FNMA Pool Pool# 747271 3.15%, 07/01/34 (c)	1,021,965	1,084,834
Pool# 886345 2.85%, 08/01/36 (c)	71,589	72,705
Pool# 893776 2.89%, 09/01/36 (c)	15,455	15,502
Pool# 949691 5.88%, 09/01/37 (c)	248,949	246,950

Total Mortgage-Backed Securities (cost $2,415,761)		2,471,500

Municipal Bond 0.4%

New Jersey 0.4%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/18	8,000,000	7,908,640

Total Municipal Bond (cost $8,000,000)		7,908,640

U.S. Treasury Obligations 13.8%

	Principal Amount	Market Value

U.S. Treasury Inflation Linked Note , 0.13%, 07/15/22 (f)	$48,000,000	$50,974,234
U.S. Treasury Notes 0.75%, 02/28/18	20,000,000	19,939,060
1.38%, 04/30/21	10,000,000	9,872,270
1.75%, 11/30/21 (b)	70,000,000	69,816,810
2.50%, 05/15/24	30,000,000	30,737,100
2.00%, 05/31/24	60,000,000	59,517,180
2.00%, 08/15/25	15,000,000	14,745,120
2.25%, 11/15/25	6,000,000	6,001,404

Total U.S. Treasury Obligations (cost $262,548,853)		261,603,178

Repurchase Agreements 0.5%

BNP Paribas Securities Corp. 1.10%, dated 06/30/17, due 07/03/17, repurchase price $2,000,183, collateralized by U.S. Government Treasury Securities, ranging from 0.00%-3.63%, maturing 02/15/18-05/15/39; total market value $2,040,000. (g)(h)	2,000,000	2,000,000
ML Pierce Fenner & Smith, Inc. 1.10%, dated 06/30/17, due 07/03/17, repurchase price $5,234,880, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $5,339,088. (g)(h)	5,234,400	5,234,400
RBS Securities, Inc. 1.06%, dated 06/30/17, due 07/07/17, repurchase price $2,000,412, collateralized by U.S. Government Treasury Securities, ranging from 0.89%-2.00%, maturing 04/30/19-02/15/25; total market value $2,040,058. (g)(h)	2,000,000	2,000,000

Total Repurchase Agreements (cost $9,234,400)		9,234,400

Total Investments (cost $1,878,220,262) (i) — 98.9%		1,879,972,184
Other assets in excess of liabilities — 1.1%		20,111,845

NET ASSETS — 100.0%		$1,900,084,029

13

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Short Term Bond Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $694,806,173 which represents 36.57% of net assets.

(b)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $95,803,693, which was collateralized by cash used to purchase repurchase agreements with a value of $9,234,400 and by $89,138,487 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%-9.00%, and maturity dates ranging from 07/15/17-02/15/47, a total value of $98,372,887.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2017. The maturity date represents the actual maturity date.

(d)	Fair valued security.

(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2017.

(f)	Principal amounts are not adjusted for inflation.

(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $9,234,400.

(h)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(i)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.
AB	Stock Company

AG	Stock Corporation

BV	Private Limited Liability Company

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

IO	Interest only

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

plc	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduits

SA	Stock Company

SCS	Limited Partnership

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
636	U.S. Treasury 10 Year Ultra Note	09/20/17	$85,740,750	$(68,120)
508	U.S. Treasury 2 Year Note	09/29/17	109,783,563	(159,819)

			$195,524,313	$(227,939)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(786)	U.S. Treasury 10 Year Note	09/20/17	$98,667,563	$268,650
(1,355)	U.S. Treasury 5 Year Note	09/29/17	159,667,695	346,890

			$258,335,258	$615,540

At June 30, 2017, the Fund had $901,038 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Short Term Bond Fund
Assets:
Investments, at value* (cost $1,868,985,862)	$1,870,737,784
Repurchase agreements, at value (cost $9,234,400)	9,234,400

Total Investments, at value (total cost $1,878,220,262)	1,879,972,184

Cash	37,264,320
Deposits with broker for futures contracts	901,038
Interest and dividends receivable	8,044,226
Security lending income receivable	3,679
Receivable for investments sold	134,477
Receivable for capital shares issued	581,324
Receivable for variation margin on futures contracts	211,909
Prepaid expenses	10,220

Total Assets	1,927,123,377

Liabilities:
Payable for investments purchased	14,291,979
Payable for capital shares redeemed	2,810,357
Payable upon return of securities loaned (Note 2)	9,234,400
Accrued expenses and other payables:
Investment advisory fees	536,657
Fund administration fees	44,110
Distribution fees	34,470
Administrative servicing fees	27,068
Accounting and transfer agent fees	4,074
Custodian fees	12,383
Compliance program costs (Note 3)	1,854
Professional fees	30,416
Printing fees	6,157
Other	5,423

Total Liabilities	27,039,348

Net Assets	$1,900,084,029

Represented by:
Capital	$1,908,089,483
Accumulated undistributed net investment income	17,674,941
Accumulated net realized losses from investments and futures transactions	(27,819,918)
Net unrealized appreciation/(depreciation) from investments	1,751,922
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	387,601

Net Assets	$1,900,084,029

15

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Short Term Bond Fund
Net Assets:
Class I Shares	$46,924,852
Class II Shares	169,262,863
Class Y Shares	1,683,896,314

Total	$1,900,084,029

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,504,196
Class II Shares	16,339,335
Class Y Shares	161,586,833

Total	182,430,364

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.42
Class II Shares	$10.36
ClassY Shares	$10.42

*	Includes value of securities on loan of $95,803,693 (Note 2).

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Short Term Bond Fund
INVESTMENT INCOME:
Interest income	$18,760,983
Income from securities lending (Note 2)	37,959
Dividend income	4,998

Total Income	18,803,940

EXPENSES:
Investment advisory fees	3,183,890
Fund administration fees	269,292
Distribution fees Class II Shares	204,833
Administrative servicing fees Class I Shares	34,961
Administrative servicing fees Class II Shares	122,900
Professional fees	40,899
Printing fees	7,380
Trustee fees	28,293
Custodian fees	34,758
Accounting and transfer agent fees	10,200
Compliance program costs (Note 3)	3,777
Other	20,370

Total Expenses	3,961,553

NET INVESTMENT INCOME	14,842,387

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,647,778
Net realized losses from futures transactions (Note 2)	(929,761)

Net realized gains from investments and futures transactions	1,718,017

Net change in unrealized appreciation/(depreciation) from investments	7,888,568
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,027,529

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	8,916,097

Net realized/unrealized gains from investments and futures transactions	10,634,114

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$25,476,501

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT Short Term Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$14,842,387	$33,695,253
Net realized gains/(losses) from investments and futures transactions	1,718,017	(11,337,912)
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	8,916,097	31,791,987

Change in net assets resulting from operations	25,476,501	54,149,328

Distributions to Shareholders From:
Net investment income:
Class I	–	(881,191)
Class II	–	(2,701,490)
Class Y	–	(33,136,019)

Change in net assets from shareholder distributions	–	(36,718,700)

Change in net assets from capital transactions	34,413,306	(145,069,346)

Change in net assets	59,889,807	(127,638,718)

Net Assets:
Beginning of period	1,840,194,222	1,967,832,940

End of period	$1,900,084,029	$1,840,194,222

Accumulated undistributed net investment income at end of period	$17,674,941	$2,832,554

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$714,551	$37,232,754
Dividends reinvested	–	881,191
Cost of shares redeemed	(1,794,985)	(19,353,209)

Total Class I Shares	(1,080,434)	18,760,736

Class II Shares
Proceeds from shares issued	15,918,251	39,375,740
Dividends reinvested	–	2,701,490
Cost of shares redeemed	(10,330,605)	(27,525,243)

Total Class II Shares	5,587,646	14,551,987

Class Y Shares
Proceeds from shares issued	70,611,233	60,856,812
Dividends reinvested	–	33,136,019
Cost of shares redeemed	(40,705,139)	(272,374,900)

Total Class Y Shares	29,906,094	(178,382,069)

Change in net assets from capital transactions	$34,413,306	$(145,069,346)

18

Statements of Changes in Net Assets (Continued)

	NVIT Short Term Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	69,063	3,567,703
Reinvested	–	85,642
Redeemed	(173,714)	(1,848,362)

Total Class I Shares	(104,651)	1,804,983

Class II Shares
Issued	1,545,269	3,813,915
Reinvested	–	263,827
Redeemed	(1,003,073)	(2,671,175)

Total Class II Shares	542,196	1,406,567

Class Y Shares
Issued	6,816,730	5,872,991
Reinvested	–	3,223,452
Redeemed	(3,930,020)	(26,301,706)

Total Class Y Shares	2,886,710	(17,205,263)

Total change in shares	3,324,255	(13,993,713)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Short Term Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (e)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.28	0.08	0.06	0.14	–	–	–	$10.42	1.36%		$46,924,852	0.54%	1.49%	0.54%	29.58%
Year Ended December 31, 2016	$10.20	0.17	0.11	0.28	(0.20)	–	(0.20)	$10.28	2.75%		$47,390,443	0.54%	1.67%	0.54%	40.85%
Year Ended December 31, 2015	$10.41	0.15	(0.16)	(0.01)	(0.20)	–	(0.20)	$10.20	(0.08%	)	$28,595,956	0.53%	1.45%	0.53%	26.53%
Year Ended December 31, 2014	$10.45	0.13	(0.05)	0.08	(0.12)	–	(0.12)	$10.41	0.77%		$25,748,537	0.53%	1.22%	0.53%	34.32%
Year Ended December 31, 2013	$10.56	0.14	(0.10)	0.04	(0.14)	(0.01)	(0.15)	$10.45	0.33%		$35,866,975	0.54%	1.36%	0.54%	40.88%
Year Ended December 31, 2012	$10.34	0.17	0.23	0.40	(0.18)	–	(0.18)	$10.56	3.83%		$29,144,698	0.55%	1.56%	0.55%	42.18%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.24	0.06	0.06	0.12	–	–	–	$10.36	1.17%		$169,262,863	0.79%	1.24%	0.79%	29.58%
Year Ended December 31, 2016	$10.16	0.15	0.10	0.25	(0.17)	–	(0.17)	$10.24	2.49%		$161,717,209	0.79%	1.43%	0.79%	40.85%
Year Ended December 31, 2015	$10.37	0.12	(0.16)	(0.04)	(0.17)	–	(0.17)	$10.16	(0.34%	)	$146,160,520	0.79%	1.19%	0.79%	26.53%
Year Ended December 31, 2014	$10.42	0.10	(0.05)	0.05	(0.10)	–	(0.10)	$10.37	0.49%		$138,578,470	0.78%	0.96%	0.78%	34.32%
Year Ended December 31, 2013	$10.53	0.12	(0.11)	0.01	(0.11)	(0.01)	(0.12)	$10.42	0.11%		$120,240,147	0.79%	1.12%	0.79%	40.88%
Year Ended December 31, 2012	$10.31	0.15	0.21	0.36	(0.14)	–	(0.14)	$10.53	3.52%		$99,432,317	0.80%	1.40%	0.80%	42.18%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.28	0.08	0.06	0.14	–	–	–	$10.42	1.36%		$1,683,896,314	0.39%	1.64%	0.39%	29.58%
Year Ended December 31, 2016	$10.19	0.19	0.11	0.30	(0.21)	–	(0.21)	$10.28	2.97%		$1,631,086,570	0.39%	1.83%	0.39%	40.85%
Year Ended December 31, 2015	$10.40	0.16	(0.15)	0.01	(0.22)	–	(0.22)	$10.19	0.06%		$1,793,076,464	0.39%	1.57%	0.39%	26.53%
Year Ended December 31, 2014	$10.45	0.14	(0.05)	0.09	(0.14)	–	(0.14)	$10.40	0.87%		$2,898,288,910	0.38%	1.35%	0.38%	34.32%
Year Ended December 31, 2013	$10.56	0.16	(0.11)	0.05	(0.15)	(0.01)	(0.16)	$10.45	0.46%		$2,010,956,352	0.39%	1.51%	0.39%	40.88%
Year Ended December 31, 2012	$10.33	0.19	0.22	0.41	(0.18)	–	(0.18)	$10.56	4.02%		$1,342,110,761	0.40%	1.78%	0.40%	42.18%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Short Term Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds, NVIT Investor Destinations Funds, and NVIT Flexible Fixed Income Fund.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities
Airlines	$—	$21,772,863	$—	$21,772,863
Automobiles	—	104,665,169	—	104,665,169
Credit Card	—	28,644,003	—	28,644,003
Home Equity	—	41,696,197	—	41,696,197
Other	—	232,759,124	21,501,328	254,260,452
Road & Rail	—	5,861,033	—	5,861,033
Total Asset-Backed Securities	$—	$435,398,389	$21,501,328	$456,899,717
Collateralized Mortgage Obligations	—	76,276,821	—	76,276,821
Commercial Mortgage-Backed Securities	—	83,928,285	—	83,928,285
Corporate Bonds	—	963,905,699	—	963,905,699
Futures Contracts	615,540	—	—	615,540
Loan Participations	—	17,743,944	—	17,743,944
Mortgage-Backed Securities	—	2,471,500	—	2,471,500
Municipal Bond	—	7,908,640	—	7,908,640
Repurchase Agreements	—	9,234,400	—	9,234,400
U.S. Treasury Obligations	—	261,603,178	—	261,603,178
Total Assets	$615,540	$1,858,470,856	$21,501,328	$1,880,587,724
Liabilities:
Futures Contracts	$(227,939)	$—	$—	$(227,939)
Total Liabilities	$(227,939)	$—	$—	$(227,939)
Total	$387,601	$1,858,470,856	$21,501,328	$1,880,359,785

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset-Backed Securities	Total
Balance as of 12/31/16	$12,689,744	$12,689,744
Accrued Accretion/(Amortization)	1,623	1,623
Realized Gain/(Loss)	6,419	6,419
Change in Unrealized Appreciation/(Depreciation)	145,281	145,281
Purchases	—	—
Sales	(3,307,989)	(3,307,989)
Transfers Into Level 3	11,966,250	11,966,250
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$21,501,328	$21,501,328
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 06/30/17*	$145,281	$145,281
Amounts designated as “–” are zero or have been rounded to zero.

*	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments.”

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$615,540
Total		$615,540

Liabilities:
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	$(227,939)
Total		$(227,939)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$(929,761)
Total	$(929,761)

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$1,027,529
Total	$1,027,529

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$192,788,815
Average Notional Balance Short	$157,254,848

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $9,234,400, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (e) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00%—3.63%, maturing 02/15/18—05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33%—4.50%, maturing 07/01/41—06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89%—2.00%, maturing 04/30/19—02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BNP Paribas Securities Corp.	$2,000,000	$—	$2,000,000	$(2,000,000)	$—
ML Pierce Fenner & Smith, Inc.	5,234,400	—	5,234,400	(5,234,400)	—
RBS Securities, Inc.	2,000,000	—	2,000,000	(2,000,000)	—
Total	$9,234,400	$—	$9,234,400	$(9,234,400)	$—

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a ”regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.35%
$1 billion and up to $1.5 billion	0.34%
$1.5 billion and more	0.33%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.34%. During the six months ended June 30, 2017, NFA paid fees to the affiliated Subadviser, pursuant to the subadvisory agreement, in the amount of $772,916.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $269,292 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $3,777.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

28

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $157,861.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $652,852,283 and sales of $540,582,801 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the six months ended June 30, 2017, the Fund had purchases of $141,658,345 and sales of $29,742,499 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Bank Loans

The bank loans in which the Fund invests are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Fund, to increased credit risk.

29

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,865,469,486	$20,892,185	$(6,389,487)	$14,502,698

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

30

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

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Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

32

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

33

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

34

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

35

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

36

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

37

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

38

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

39

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

40

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

41

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

42

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

43

Semiannual Report

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

SAR-FHI 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	Federated NVIT High Income Bond Fund

Asset Allocation†

Corporate Bonds	93.7%
Short-Term Investment	2.1%
Credit Default Swaps††	0.0%
Other assets in excess of liabilities	4.2%
100.0%

Top Industries†††

Healthcare	10.7%
Technology	10.5%
Cable Satellite	8.0%
Media Entertainment	6.1%
Packaging	6.0%
Independent Energy	5.8%
Midstream	5.7%
Wireless Communications	4.4%
Pharmaceuticals	3.8%
Gaming	3.7%
Other Industries	35.3%
100.0%

Top Holdings†††

Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class	2.2%
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22	0.9%
Jaguar Holding Co. II, 6.38%, 08/01/23	0.9%
SFR Group SA, 7.38%, 05/01/26	0.8%
Valeant Pharmaceuticals International, Inc., 6.13%, 04/15/25	0.8%
Platform Specialty Products Corp., 6.50%, 02/01/22	0.8%
Sprint Corp., 7.88%, 09/15/23	0.8%
MPH Acquisition Holdings LLC, 7.13%, 06/01/24	0.7%
First Data Corp., 5.75%, 01/15/24	0.7%
Ally Financial, Inc., 5.75%, 11/20/25	0.7%
Other Holdings	90.7%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

5

Shareholder Expense Example	Federated NVIT High Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Federated NVIT High Income Bond Fund June 30, 2017			Beginning Account Value($) 01/01/17	Ending Account Value($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,049.00	4.62	0.91
	Hypothetical	(b)(c)	1,000.00	1,020.28	4.56	0.91

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 93.7%

	Principal Amount	Market Value

Aerospace & Defense 1.1%
Engility Corp., 8.88%, 09/01/24	$325,000	$353,031
TransDigm, Inc., 6.00%, 07/15/22	625,000	643,750
6.50%, 07/15/24	500,000	516,250
6.50%, 05/15/25	375,000	381,563

		1,894,594

Automotive 2.7%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (a)	350,000	350,875
Allison Transmission, Inc., 5.00%, 10/01/24 (a)	200,000	205,000
American Axle & Manufacturing, Inc., 6.50%, 04/01/27 (a)	400,000	389,000
BCD Acquisition, Inc., 9.63%, 09/15/23 (a)	325,000	351,000
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (a)	150,000	155,250
6.50%, 06/01/26 (a)	325,000	345,922
Gates Global LLC, 6.00%, 07/15/22 (a)	850,000	852,125
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26	275,000	284,625
4.88%, 03/15/27	125,000	126,875
IHO Verwaltungs GmbH, 4.50%, 09/15/23 (a)(f)	250,000	253,750
4.75%, 09/15/26 (a)(f)	525,000	530,906
Motors Liquidation Co., 7.40%, 09/01/25 (b)(c)(d)(e)	2,500,000	0
Tenneco, Inc., 5.00%, 07/15/26	50,000	50,563
TI Group Automotive Systems LLC, 8.75%, 07/15/23 (a)	425,000	449,437
ZF North America Capital, Inc., 4.75%, 04/29/25 (a)	175,000	184,625

		4,529,953

Banking 0.9%
Ally Financial, Inc., 4.13%, 02/13/22	400,000	410,000
5.75%, 11/20/25	1,075,000	1,131,437

		1,541,437

Building Materials 2.0%
Allegion plc, 5.88%, 09/15/23	125,000	134,063
Allegion US Holding Co., Inc., 5.75%, 10/01/21	225,000	233,437
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21 (a)	109,000	112,134
5.75%, 12/15/23 (a)	50,000	52,875

Corporate Bonds (continued)

	Principal Amount	Market Value

Building Materials (continued)
HD Supply, Inc., 5.25%, 12/15/21 (a)	$250,000	$262,344
5.75%, 04/15/24 (a)	325,000	345,312
Masonite International Corp., 5.63%, 03/15/23 (a)	100,000	104,500
NCI Building Systems, Inc., 8.25%, 01/15/23 (a)	200,000	216,250
Ply Gem Industries, Inc., 6.50%, 02/01/22	200,000	209,484
RSI Home Products, Inc., 6.50%, 03/15/23 (a)	550,000	578,875
Standard Industries, Inc., 6.00%, 10/15/25 (a)	275,000	294,250
5.00%, 02/15/27 (a)	650,000	663,000
USG Corp., 4.88%, 06/01/27 (a)	100,000	102,875

		3,309,399

Cable Satellite 7.7%
Altice US Finance I Corp., 5.50%, 05/15/26 (a)	250,000	262,500
Cablevision Systems Corp., 5.88%, 09/15/22	350,000	367,937
CCO Holdings LLC, 5.13%, 02/15/23	250,000	257,969
5.75%, 09/01/23	225,000	234,562
5.75%, 01/15/24	775,000	816,656
5.38%, 05/01/25 (a)	125,000	133,125
5.75%, 02/15/26 (a)	450,000	481,500
5.50%, 05/01/26 (a)	175,000	185,719
Cequel Communications Holdings I LLC, 5.13%, 12/15/21 (a)	550,000	559,625
7.75%, 07/15/25 (a)	475,000	524,875
CSC Holdings LLC, 10.13%, 01/15/23 (a)	325,000	377,000
5.25%, 06/01/24	225,000	229,522
10.88%, 10/15/25 (a)	175,000	210,656
5.50%, 04/15/27 (a)	575,000	608,063
DISH DBS Corp., 5.88%, 07/15/22	825,000	886,875
5.00%, 03/15/23	75,000	76,875
5.88%, 11/15/24	225,000	240,068
7.75%, 07/01/26	125,000	148,125
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	600,000	553,500
5.50%, 08/01/23	600,000	496,500
8.00%, 02/15/24 (a)	300,000	323,250
9.75%, 07/15/25 (a)	175,000	174,781
Sirius XM Radio, Inc., 6.00%, 07/15/24 (a)	725,000	770,313
5.38%, 07/15/26 (a)	675,000	698,625
Unitymedia GmbH, 6.13%, 01/15/25 (a)	725,000	777,563

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Cable Satellite (continued)
Virgin Media Finance plc, 6.00%, 10/15/24 (a)	$200,000	$212,000
5.75%, 01/15/25 (a)	75,000	77,813
Virgin Media Secured Finance plc, 5.25%, 01/15/26 (a)	825,000	858,668
5.50%, 08/15/26 (a)	375,000	392,813
Ziggo Bond Finance BV, 5.88%, 01/15/25 (a)	200,000	205,500
6.00%, 01/15/27 (a)	200,000	202,250
Ziggo Secured Finance BV, 5.50%, 01/15/27 (a)	500,000	510,625

		12,855,853

Chemicals 2.1%
Alpha 3 BV, 6.25%, 02/01/25 (a)	375,000	385,781
Compass Minerals International, Inc., 4.88%, 07/15/24 (a)	425,000	418,625
Eco Services Operations LLC, 8.50%, 11/01/22 (a)	325,000	340,437
Hexion, Inc., 6.63%, 04/15/20	575,000	524,687
Koppers, Inc., 6.00%, 02/15/25 (a)	175,000	185,937
Platform Specialty Products Corp., 6.50%, 02/01/22 (a)	1,175,000	1,213,188
PQ Corp., 6.75%, 11/15/22 (a)	125,000	134,375
Versum Materials, Inc., 5.50%, 09/30/24 (a)	150,000	157,688
WR Grace & Co-Conn., 5.63%, 10/01/24 (a)	125,000	133,594

		3,494,312

Construction Machinery 0.4%
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25 (a)	125,000	130,313
United Rentals North America, Inc., 5.88%, 09/15/26	275,000	292,875
5.50%, 05/15/27	275,000	283,250

		706,438

Consumer Cyclical Services 0.7%
GW Honos Security Corp., 8.75%, 05/15/25 (a)	150,000	156,937
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (a)	350,000	348,250
KAR Auction Services, Inc., 5.13%, 06/01/25 (a)	300,000	305,625
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (a)	150,000	155,250
7.45%, 08/15/27	175,000	191,188

		1,157,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Products 2.2%
FGI Operating Co. LLC, 7.88%, 05/01/20 (c)	$550,000	$368,500
First Quality Finance Co., Inc., 4.63%, 05/15/21 (a)	750,000	756,562
5.00%, 07/01/25 (a)	50,000	51,000
Party City Holdings, Inc., 6.13%, 08/15/23 (a)	500,000	517,500
Prestige Brands, Inc., 5.38%, 12/15/21 (a)	700,000	721,875
6.38%, 03/01/24 (a)	350,000	374,062
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	50,000	52,375
Spectrum Brands, Inc., 6.13%, 12/15/24	175,000	187,469
5.75%, 07/15/25	300,000	321,780
Springs Industries, Inc., 6.25%, 06/01/21	251,000	259,471
Valvoline, Inc., 5.50%, 07/15/24 (a)	75,000	79,313

		3,689,907

Diversified Manufacturing 0.8%
Accudyne Industries Borrower, 7.75%, 12/15/20 (a)	150,000	150,000
Entegris, Inc., 6.00%, 04/01/22 (a)	475,000	496,969
WESCO Distribution, Inc., 5.38%, 12/15/21	700,000	727,125

		1,374,094

Finance Companies 1.9%
Navient Corp., 6.50%, 06/15/22	50,000	53,000
5.50%, 01/25/23	175,000	177,844
7.25%, 09/25/23	125,000	134,687
6.13%, 03/25/24	50,000	51,500
5.88%, 10/25/24	825,000	839,685
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (a)	100,000	104,532
5.50%, 02/15/24 (a)	775,000	809,488
Quicken Loans, Inc., 5.75%, 05/01/25 (a)	1,000,000	1,032,500

		3,203,236

Food & Beverage 1.7%
Acosta, Inc., 7.75%, 10/01/22 (a)	700,000	530,250
Aramark Services, Inc., 5.13%, 01/15/24	450,000	473,062
5.00%, 04/01/25 (a)	200,000	211,250
Lamb Weston Holdings, Inc., 4.88%, 11/01/26 (a)	275,000	284,969

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Beverage (continued)
Performance Food Group, Inc., 5.50%, 06/01/24 (a)	$75,000	$77,438
Post Holdings, Inc., 5.50%, 03/01/25 (a)	125,000	128,906
5.00%, 08/15/26 (a)	700,000	698,250
US Foods, Inc., 5.88%, 06/15/24 (a)	450,000	466,875

		2,871,000

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., 10.38%, 09/15/07 (b)(c)(d)	100,000	0

Gaming 3.6%
Boyd Gaming Corp., 6.88%, 05/15/23	425,000	454,750
6.38%, 04/01/26	175,000	189,219
Chester Downs & Marina LLC, 9.25%, 02/01/20 (a)	450,000	463,500
Eldorado Resorts, Inc., 6.00%, 04/01/25 (a)	200,000	212,000
GLP Capital LP, 5.38%, 04/15/26	175,000	191,151
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	225,000	245,250
MGM Resorts International, 7.75%, 03/15/22	425,000	498,844
6.00%, 03/15/23	425,000	468,562
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (a)	475,000	494,000
Penn National Gaming, Inc., 5.63%, 01/15/27 (a)	200,000	203,750
Pinnacle Entertainment, Inc., 5.63%, 05/01/24 (a)	475,000	494,000
Rivers Pittsburgh Borrower LP, 6.13%, 08/15/21 (a)	425,000	431,375
Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/21 (a)	850,000	854,250
Seminole Tribe of Florida, Inc., 7.80%, 10/01/20 (a)	475,000	479,750
Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 05/15/25 (a)	175,000	170,625
Wynn Las Vegas LLC, 5.25%, 05/15/27 (a)	125,000	128,047

		5,979,073

Healthcare 10.3%
Acadia Healthcare Co., Inc., 5.63%, 02/15/23	75,000	77,578
6.50%, 03/01/24	600,000	640,500
Air Medical Group Holdings, Inc., 6.38%, 05/15/23 (a)	625,000	592,187

Corporate Bonds (continued)

	Principal Amount	Market Value

Healthcare (continued)
CHS/Community Health Systems, Inc., 5.13%, 08/01/21	$175,000	$177,187
6.88%, 02/01/22	700,000	611,625
6.25%, 03/31/23	325,000	335,514
DaVita, Inc., 5.00%, 05/01/25	525,000	526,312
Envision Healthcare Corp., 5.13%, 07/01/22 (a)	500,000	513,125
5.63%, 07/15/22	325,000	336,781
6.25%, 12/01/24 (a)	275,000	293,563
HCA, Inc., 5.88%, 05/01/23	100,000	108,875
5.00%, 03/15/24	700,000	741,125
5.25%, 04/15/25	900,000	967,500
5.88%, 02/15/26	700,000	756,000
5.25%, 06/15/26	875,000	943,688
IASIS Healthcare LLC, 8.38%, 05/15/19	450,000	452,250
LifePoint Health, Inc., 5.88%, 12/01/23	150,000	158,250
5.38%, 05/01/24	300,000	310,500
MEDNAX, Inc., 5.25%, 12/01/23 (a)	100,000	103,000
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (a)	1,125,000	1,199,531
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22 (a)	1,500,000	1,432,500
Quintiles IMS, Inc., 5.00%, 10/15/26 (a)	275,000	283,594
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23 (a)	875,000	901,250
Sterigenics-Nordion Topco LLC, 8.13%, 11/01/21 (a)(f)	475,000	486,875
Surgery Center Holdings, Inc., 6.75%, 07/01/25 (a)	400,000	405,000
Team Health Holdings, Inc., 6.38%, 02/01/25 (a)	875,000	848,750
Teleflex, Inc., 5.25%, 06/15/24	300,000	310,500
4.88%, 06/01/26	50,000	51,125
Tenet Healthcare Corp., 4.38%, 10/01/21	300,000	304,500
7.50%, 01/01/22 (a)	75,000	81,360
6.75%, 06/15/23	925,000	925,000
4.63%, 07/15/24 (a)	78,000	78,098
THC Escrow Corp. III, 4.63%, 07/15/24 (a)	97,000	97,262
5.13%, 05/01/25 (a)	425,000	426,594
7.00%, 08/01/25 (a)	100,000	99,625
Vizient, Inc., 10.38%, 03/01/24 (a)	575,000	661,250

		17,238,374

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure 0.2%
Hilton Worldwide Finance LLC, 4.63%, 04/01/25 (a)	$325,000	$335,156
RHP Hotel Properties LP, 5.00%, 04/15/23	75,000	76,688

		411,844

Independent Energy 5.6%
Antero Resources Corp., 5.63%, 06/01/23	250,000	253,125
5.00%, 03/01/25 (a)	400,000	388,000
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22 (a)	300,000	300,000
Callon Petroleum Co., 6.13%, 10/01/24	195,000	198,412
6.13%, 10/01/24 (a)	125,000	127,188
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20	200,000	203,500
6.25%, 04/15/23	225,000	216,562
8.25%, 07/15/25	50,000	51,125
Chesapeake Energy Corp., 5.38%, 06/15/21	250,000	233,750
8.00%, 12/15/22 (a)	244,000	258,030
5.75%, 03/15/23	225,000	202,500
8.00%, 01/15/25 (a)	75,000	74,250
8.00%, 06/15/27 (a)	300,000	294,750
Continental Resources, Inc., 4.50%, 04/15/23	400,000	382,000
CrownRock LP, 7.75%, 02/15/23 (a)	125,000	131,875
Diamondback Energy, Inc., 4.75%, 11/01/24 (a)	125,000	124,375
EP Energy LLC, 6.38%, 06/15/23	100,000	58,750
8.00%, 11/29/24 (a)	275,000	274,312
Gulfport Energy Corp., 6.63%, 05/01/23	250,000	250,625
6.00%, 10/15/24 (a)	100,000	97,250
6.38%, 05/15/25 (a)	150,000	147,750
Laredo Petroleum, Inc., 5.63%, 01/15/22	200,000	194,000
7.38%, 05/01/22	175,000	176,750
6.25%, 03/15/23	125,000	124,062
Northern Oil and Gas, Inc., 8.00%, 06/01/20 (c)	500,000	350,000
Oasis Petroleum, Inc., 6.88%, 03/15/22	475,000	460,750
Parsley Energy LLC, 6.25%, 06/01/24 (a)	100,000	105,000
5.38%, 01/15/25 (a)	100,000	100,750
5.25%, 08/15/25 (a)	75,000	74,812
PDC Energy, Inc., 6.13%, 09/15/24 (a)	225,000	228,375
QEP Resources, Inc., 6.88%, 03/01/21	225,000	233,438
5.25%, 05/01/23	75,000	70,875

Corporate Bonds (continued)

	Principal Amount	Market Value

Independent Energy (continued)
Range Resources Corp., 5.00%, 08/15/22 (a)	$100,000	$98,250
4.88%, 05/15/25	448,000	425,600
Rice Energy, Inc., 6.25%, 05/01/22	275,000	287,375
RSP Permian, Inc., 6.63%, 10/01/22	125,000	129,688
5.25%, 01/15/25 (a)	200,000	200,250
SM Energy Co., 5.00%, 01/15/24	325,000	287,625
Southwestern Energy Co., 4.10%, 03/15/22	550,000	512,531
Ultra Resources, Inc., 6.88%, 04/15/22 (a)	100,000	99,250
7.13%, 04/15/25 (a)	150,000	147,938
Whiting Petroleum Corp., 5.75%, 03/15/21	100,000	94,000
6.25%, 04/01/23	475,000	435,813
WPX Energy, Inc., 7.50%, 08/01/20	50,000	52,500
8.25%, 08/01/23	125,000	135,625
5.25%, 09/15/24	100,000	95,000

		9,388,386

Industrial — Other 1.1%
Anixter, Inc., 5.50%, 03/01/23	250,000	267,187
Belden, Inc., 5.50%, 09/01/22 (a)	575,000	592,250
5.25%, 07/15/24 (a)	225,000	232,875
Cleaver-Brooks, Inc., 8.75%, 12/15/19 (a)	100,000	103,125
Hillman Group, Inc. (The), 6.38%, 07/15/22 (a)	750,000	720,000

		1,915,437

Insurance — P&C 1.7%
Hub Holdings LLC, 8.13%, 07/15/19 (a)(f)	725,000	726,812
HUB International Ltd., 7.88%, 10/01/21 (a)	625,000	651,563
KIRS Midco 3 plc, 8.63%, 07/15/23 (a)	450,000	455,625
NFP Corp., 6.88%, 07/15/25 (a)	425,000	429,250
USIS Merger Sub, Inc., 6.88%, 05/01/25 (a)	550,000	559,625

		2,822,875

Leisure 1.1%
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26 (a)	175,000	182,656
6.13%, 05/15/27 (a)	75,000	79,148
Cedar Fair LP, 5.38%, 04/15/27 (a)	150,000	158,250

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Leisure (continued)
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/12 (a)(b)(c)(d)(g)(h)	$675,000	$0
Live Nation Entertainment, Inc., 4.88%, 11/01/24 (a)	125,000	126,875
Regal Entertainment Group, 5.75%, 03/15/22	75,000	78,375
5.75%, 02/01/25	450,000	464,625
Six Flags Entertainment Corp., 4.88%, 07/31/24 (a)	200,000	201,224
5.50%, 04/15/27 (a)	550,000	566,500

		1,857,653

Media Entertainment 5.9%
AMC Networks, Inc., 5.00%, 04/01/24	375,000	383,906
CBS Radio, Inc., 7.25%, 11/01/24 (a)	250,000	257,500
Clear Channel Worldwide Holdings, Inc.,
Series B, 6.50%, 11/15/22	600,000	616,620
EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/24 (a)	450,000	500,625
EW Scripps Co. (The), 5.13%, 05/15/25 (a)	100,000	103,000
Gray Television, Inc., 5.13%, 10/15/24 (a)	150,000	151,500
5.88%, 07/15/26 (a)	350,000	357,000
iHeartCommunications, Inc., 9.00%, 03/01/21	425,000	318,750
Lamar Media Corp., 5.38%, 01/15/24	150,000	156,750
LIN Television Corp., 5.88%, 11/15/22	600,000	628,500
Match Group, Inc., 6.75%, 12/15/22	525,000	546,000
6.38%, 06/01/24	50,000	54,375
Nexstar Broadcasting, Inc., 5.63%, 08/01/24 (a)	375,000	379,688
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25 (a)	650,000	666,250
Nielsen Finance LLC, 5.00%, 04/15/22 (a)	350,000	363,125
Outfront Media Capital LLC, 5.88%, 03/15/25	125,000	130,937
Sinclair Television Group, Inc., 5.63%, 08/01/24 (a)	475,000	487,469
5.88%, 03/15/26 (a)	450,000	460,125
5.13%, 02/15/27 (a)	100,000	96,750
Southern Graphics, Inc., 8.38%, 10/15/20 (a)	825,000	839,437
TEGNA, Inc., 6.38%, 10/15/23	525,000	553,875
5.50%, 09/15/24 (a)	50,000	51,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Media Entertainment (continued)
Tribune Media Co., 5.88%, 07/15/22	$700,000	$733,250
Urban One, Inc., 9.25%, 02/15/20 (a)	350,000	336,000
7.38%, 04/15/22 (a)	450,000	465,750
WMG Acquisition Corp., 5.00%, 08/01/23 (a)	50,000	51,250
4.88%, 11/01/24 (a)	100,000	102,000

		9,791,932

Metals & Mining 2.5%
Alliance Resource Operating Partners LP, 7.50%, 05/01/25 (a)	325,000	341,656
ArcelorMittal, 6.13%, 06/01/25	175,000	196,000
Coeur Mining, Inc., 5.88%, 06/01/24 (a)	300,000	291,000
Freeport-McMoRan, Inc., 3.88%, 03/15/23	500,000	465,000
5.40%, 11/14/34	875,000	785,312
Hudbay Minerals, Inc., 7.25%, 01/15/23 (a)	150,000	154,688
7.63%, 01/15/25 (a)	200,000	209,500
Peabody Energy Corp., 6.00%, 03/31/22 (a)	50,000	49,625
6.38%, 03/31/25 (a)	275,000	270,875
Steel Dynamics, Inc., 5.13%, 10/01/21	50,000	51,349
6.38%, 08/15/22	125,000	129,531
5.25%, 04/15/23	75,000	77,906
5.50%, 10/01/24	350,000	371,875
5.00%, 12/15/26	50,000	51,313
Teck Resources Ltd., 8.50%, 06/01/24 (a)	250,000	288,750
6.13%, 10/01/35	325,000	338,813
6.00%, 08/15/40	75,000	75,375
6.25%, 07/15/41	50,000	51,875

		4,200,443

Midstream 5.5%
AmeriGas Partners LP, 5.63%, 05/20/24	175,000	180,250
5.50%, 05/20/25	300,000	306,000
5.88%, 08/20/26	500,000	512,500
5.75%, 05/20/27	100,000	101,250
Antero Midstream Partners LP, 5.38%, 09/15/24 (a)	325,000	332,312
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24	325,000	361,562
5.88%, 03/31/25	275,000	293,219
5.13%, 06/30/27 (a)	150,000	153,750

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Midstream (continued)
Energy Transfer Equity LP, 5.88%, 01/15/24	$550,000	$583,000
5.50%, 06/01/27	200,000	207,000
Ferrellgas LP, 6.50%, 05/01/21	100,000	94,500
6.75%, 01/15/22	800,000	752,000
6.75%, 06/15/23	150,000	139,875
Hiland Partners Holdings LLC, 5.50%, 05/15/22 (a)	100,000	104,446
Holly Energy Partners LP, 6.00%, 08/01/24 (a)	350,000	364,000
NuStar Logistics LP, 5.63%, 04/28/27	225,000	236,250
Suburban Propane Partners LP, 5.50%, 06/01/24	800,000	796,000
5.88%, 03/01/27	100,000	99,500
Summit Midstream Holdings LLC, 5.50%, 08/15/22	575,000	574,281
5.75%, 04/15/25	325,000	326,625
Targa Pipeline Partners LP, 5.88%, 08/01/23 (c)	175,000	175,000
Targa Resources Partners LP, 5.13%, 02/01/25 (a)	150,000	154,500
5.38%, 02/01/27 (a)	275,000	284,625
Tesoro Logistics LP, 6.13%, 10/15/21	175,000	182,000
6.25%, 10/15/22	625,000	664,062
6.38%, 05/01/24	225,000	243,563
5.25%, 01/15/25	125,000	131,250
Western Refining Logistics LP, 7.50%, 02/15/23	425,000	457,938
Williams Cos., Inc. (The), 4.55%, 06/24/24	325,000	333,938

		9,145,196

Oil Field Services 0.7%
Precision Drilling Corp., 7.75%, 12/15/23 (a)	175,000	174,125
Tervita Escrow Corp., 7.63%, 12/01/21 (a)	325,000	327,438
Weatherford International LLC, 6.80%, 06/15/37	75,000	64,125
Weatherford International Ltd., 8.25%, 06/15/23	350,000	350,000
9.88%, 02/15/24 (a)	50,000	52,250
7.00%, 03/15/38	300,000	256,500

		1,224,438

Packaging 5.8%
ARD Finance SA, 7.13%, 09/15/23 (f)	375,000	400,275
Ardagh Packaging Finance plc, 6.00%, 06/30/21 (a)	250,000	258,750
4.63%, 05/15/23 (a)	200,000	204,918

Corporate Bonds (continued)

	Principal Amount	Market Value

Packaging (continued)
7.25%, 05/15/24 (a)	$1,000,000	$1,093,750
6.00%, 02/15/25 (a)	200,000	210,000
Ball Corp., 5.25%, 07/01/25	200,000	220,750
Berry Plastics Corp., 5.50%, 05/15/22	675,000	702,843
6.00%, 10/15/22	75,000	79,969
5.13%, 07/15/23	300,000	312,375
BWAY Holding Co., 5.50%, 04/15/24 (a)	450,000	459,562
7.25%, 04/15/25 (a)	950,000	964,250
Flex Acquisition Co., Inc., 6.88%, 01/15/25 (a)	825,000	858,000
Multi-Color Corp., 6.13%, 12/01/22 (a)	575,000	603,750
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23 (a)	50,000	55,125
5.38%, 01/15/25 (a)	400,000	426,500
6.38%, 08/15/25 (a)	225,000	252,563
Pactiv LLC, 7.95%, 12/15/25	225,000	252,000
Reynolds Group Issuer, Inc., 5.75%, 10/15/20	375,000	383,753
7.00%, 07/15/24 (a)	575,000	616,811
Sealed Air Corp., 4.88%, 12/01/22 (a)	375,000	399,375
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (a)	900,000	940,500

		9,695,819

Paper 0.4%
Clearwater Paper Corp., 5.38%, 02/01/25 (a)	675,000	669,938

Pharmaceuticals 3.7%
Eagle Holding Co. II LLC, 7.63%, 05/15/22 (a)	175,000	180,031
Endo Dac, 6.00%, 07/15/23 (a)	475,000	399,238
6.50%, 02/01/25 (a)	525,000	427,875
Jaguar Holding Co. II, 6.38%, 08/01/23 (a)	1,300,000	1,369,875
Mallinckrodt International Finance SA, 4.75%, 04/15/23	550,000	468,875
5.63%, 10/15/23 (a)	175,000	159,688
5.50%, 04/15/25 (a)	650,000	568,750
Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22 (a)	75,000	78,656
7.25%, 07/15/22 (a)	125,000	117,500
5.50%, 03/01/23 (a)	400,000	339,496
5.88%, 05/15/23 (a)	675,000	578,812
7.00%, 03/15/24 (a)	175,000	183,969
6.13%, 04/15/25 (a)	1,475,000	1,248,219

		6,120,984

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Refining 0.7%
CVR Refining LLC, 6.50%, 11/01/22	$600,000	$604,500
Tesoro Corp., 5.38%, 10/01/22	150,000	155,250
5.13%, 04/01/24	325,000	343,687

		1,103,437

Restaurants 1.0%
1011778 BC ULC, 6.00%, 04/01/22 (a)	925,000	958,531
4.25%, 05/15/24 (a)	75,000	74,527
KFC Holding Co., 5.00%, 06/01/24 (a)	75,000	78,187
5.25%, 06/01/26 (a)	125,000	131,563
4.75%, 06/01/27 (a)	150,000	153,188
Yum Brands, Inc., 3.88%, 11/01/23	300,000	296,250

		1,692,246

Retailers 1.4%
Hanesbrands, Inc., 4.88%, 05/15/26 (a)	225,000	228,375
Michaels Stores, Inc., 5.88%, 12/15/20 (a)	325,000	332,719
PetSmart, Inc., 7.13%, 03/15/23 (a)	800,000	712,000
8.88%, 06/01/25 (a)	225,000	207,810
Rite Aid Corp., 6.13%, 04/01/23 (a)	425,000	417,297
Sally Holdings LLC, 5.75%, 06/01/22	175,000	180,031
Sally Holdings LLC, 5.63%, 12/01/25	325,000	332,719

		2,410,951

Supermarkets 0.5%
Albertsons Cos. LLC, 6.63%, 06/15/24 (a)	350,000	347,375
5.75%, 03/15/25 (a)	475,000	441,750

		789,125

Technology 10.1%
BMC Software Finance, Inc., 8.13%, 07/15/21 (a)	825,000	854,139
CDW LLC, 5.50%, 12/01/24	575,000	621,897
5.00%, 09/01/25	75,000	77,812
CommScope Technologies LLC, 6.00%, 06/15/25 (a)	475,000	507,062
Diamond 1 Finance Corp., 5.88%, 06/15/21 (a)	100,000	104,750
7.13%, 06/15/24 (a)	675,000	741,998

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology (continued)
First Data Corp., 7.00%, 12/01/23 (a)	$975,000	$1,040,812
5.75%, 01/15/24 (a)	1,150,000	1,194,563
Gartner, Inc., 5.13%, 04/01/25 (a)	175,000	183,822
Infor Software Parent LLC, 7.13%, 05/01/21 (a)(f)	925,000	952,750
Infor US, Inc., 6.50%, 05/15/22	925,000	957,375
Informatica LLC, 7.13%, 07/15/23 (a)	725,000	737,919
Microsemi Corp., 9.13%, 04/15/23 (a)	92,000	105,340
MSCI, Inc., 5.25%, 11/15/24 (a)	125,000	132,500
5.75%, 08/15/25 (a)	125,000	135,390
NCR Corp., 4.63%, 02/15/21	200,000	204,000
5.88%, 12/15/21	50,000	52,000
5.00%, 07/15/22	375,000	382,500
6.38%, 12/15/23	200,000	214,750
Nuance Communications, Inc., 5.38%, 08/15/20 (a)	192,000	195,120
6.00%, 07/01/24	300,000	318,937
5.63%, 12/15/26 (a)	625,000	667,188
Qorvo, Inc., 7.00%, 12/01/25	225,000	255,375
Rackspace Hosting, Inc., 8.63%, 11/15/24 (a)	825,000	878,625
Riverbed Technology, Inc., 8.88%, 03/01/23 (a)	550,000	558,937
RP Crown Parent LLC, 7.38%, 10/15/24 (a)	550,000	572,000
Sabre GLBL, Inc., 5.38%, 04/15/23 (a)	300,000	312,750
Sensata Technologies BV, 5.00%, 10/01/25 (a)	200,000	209,160
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26 (a)	225,000	245,250
Solera LLC, 10.50%, 03/01/24 (a)	775,000	890,281
Sophia LP, 9.00%, 09/30/23 (a)	550,000	572,000
SS&C Technologies Holdings, Inc., 5.88%, 07/15/23	275,000	292,933
Symantec Corp., 5.00%, 04/15/25 (a)	275,000	287,804
Tempo Acquisition LLC, 6.75%, 06/01/25 (a)	375,000	383,438
VeriSign, Inc., 5.25%, 04/01/25	250,000	266,875
4.75%, 07/15/27 (a)	75,000	75,844

13

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology (continued)
Zebra Technologies Corp., 7.25%, 10/15/22	$675,000	$717,188

		16,901,084

Transportation Services 1.2%
Avis Budget Car Rental LLC, 5.50%, 04/01/23	150,000	149,062
6.38%, 04/01/24 (a)	650,000	648,375
5.25%, 03/15/25 (a)	100,000	94,125
Hertz Corp. (The), 7.63%, 06/01/22 (a)	250,000	249,400
6.25%, 10/15/22	900,000	785,250
5.50%, 10/15/24 (a)	175,000	143,500

		2,069,712

Utility — Electric 2.3%
Calpine Corp., 5.88%, 01/15/24 (a)	175,000	180,250
5.75%, 01/15/25	850,000	796,875
Enviva Partners LP, 8.50%, 11/01/21 (a)	550,000	587,125
NRG Energy, Inc., 6.63%, 03/15/23	200,000	205,500
6.25%, 05/01/24	900,000	909,000
7.25%, 05/15/26	150,000	155,250
6.63%, 01/15/27	250,000	250,312
TerraForm Power Operating LLC, 6.38%, 02/01/23 (a)(i)	475,000	494,000
6.62%, 06/15/25 (a)(i)	200,000	212,500

		3,790,812

Wireless Communications 4.2%
Altice Luxembourg SA, 7.63%, 02/15/25 (a)	750,000	822,188
SFR Group SA, 7.38%, 05/01/26 (a)	1,225,000	1,329,125
Sprint Capital Corp., 6.88%, 11/15/28	425,000	472,417
Sprint Corp., 7.88%, 09/15/23	1,050,000	1,207,500
7.13%, 06/15/24	975,000	1,084,688
7.63%, 02/15/25	225,000	259,031
T-Mobile USA, Inc., 6.63%, 04/01/23	850,000	899,470
6.84%, 04/28/23	175,000	186,812
6.38%, 03/01/25	600,000	648,750
6.50%, 01/15/26	125,000	137,969

		7,047,950

Total Corporate Bonds (cost $153,104,023)		156,895,182

Short-Term Investment 2.1%

	Shares	Market Value

Money Market Fund 2.1%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.18% (j)	3,453,332	$3,454,714

Total Short-Term Investment (cost $3,454,714)		3,454,714

Total Investments (cost $156,558,737) (k) — 95.8%		160,349,896

Other assets in excess of liabilities — 4.2%		7,101,491

NET ASSETS — 100.0%		$167,451,387

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $93,005,270 which represents 55.54% of net assets.

(b)	Fair valued security.

(c)	Illiquid security.

(d)	Security in default.

(e)	Restricted security.

(f)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.

(g)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2017. The maturity date represents the actual maturity date.

(h)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $0 which represents 0.00% of net assets.

(i)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2017

(j)	Represents 7-day effective yield as of June 30, 2017.

(k)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

plc	Public Limited Company

SA	Stock Company

ULC	Unlimited Liability Company

14

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

At June 30, 2017, the Fund’s open swap contracts were as follows (Note 2):

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of June 30, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 27	5.00%	$2,000,000	3.105%	12/20/21	$114,007	$37,306
Markit CDX North America High Yield Index Series 28	5.00	2,500,000	3.392	06/20/22	208,639	(32,701)

					$322,646	$4,605

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund
Assets:
Investments, at value (cost $156,558,737)	$160,349,896
Cash	4,708,271
Cash pledged for centrally cleared credit default swaps	203,966
Interest and dividends receivable	2,512,107
Receivable for investments sold	898,195
Receivable for capital shares issued	304,215
Reimbursement from investment adviser (Note 3)	201
Prepaid expenses	957

Total Assets	168,977,808

Liabilities:
Payable for investments purchased	750,090
Payable for capital shares redeemed	610,963
Payable for variation margin on centrally cleared credit default swap contracts	8,013
Accrued expenses and other payables:
Investment advisory fees	89,619
Fund administration fees	9,386
Administrative servicing fees	24,415
Accounting and transfer agent fees	2,282
Custodian fees	1,606
Compliance program costs (Note 3)	162
Professional fees	18,850
Printing fees	6,983
Other	4,052

Total Liabilities	1,526,421

Net Assets	$167,451,387

Represented by:
Capital	$162,478,347
Accumulated undistributed net investment income	5,051,350
Accumulated net realized losses from investments and swap transactions	(3,874,074)
Net unrealized appreciation/(depreciation) from investments	3,791,159
Net unrealized appreciation/(depreciation) from swap contracts (Note 2)	4,605

Net Assets	$167,451,387

Net Assets:
Class I Shares	$167,451,387

Total	$167,451,387

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	24,455,389

Total	24,455,389

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.85

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund
INVESTMENT INCOME:
Interest income	$5,146,904
Dividend income	12,070

Total Income	5,158,974

EXPENSES:
Investment advisory fees	540,936
Fund administration fees	56,889
Administrative servicing fees Class I Shares	125,505
Professional fees	22,224
Printing fees	7,997
Trustee fees	2,592
Custodian fees	3,710
Accounting and transfer agent fees	5,425
Compliance program costs (Note 3)	345
Other	2,621

Total expenses before and expenses reimbursed	768,244

Expenses reimbursed by adviser (Note 3)	(4,679)

Net Expenses	763,565

NET INVESTMENT INCOME	4,395,409

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	762,472
Net realized gains from swap transactions (Note 2)	221,256

Net realized gains from investments and swap transactions	983,728

Net change in unrealized appreciation/(depreciation) from investments	2,695,104
Net change in unrealized appreciation/(depreciation) from swap contracts (Note 2)	(102,471)

Net change in unrealized appreciation/(depreciation) from investments and swap contracts	2,592,633

Net realized/unrealized gains from investments and swap contracts	3,576,361

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,971,770

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$4,395,409	$8,993,206
Net realized gains/(losses) from investments and swap transactions	983,728	(3,243,009)
Net change in unrealized appreciation/(depreciation) from investments and swap contracts	2,592,633	16,528,313

Change in net assets resulting from operations	7,971,770	22,278,510

Distributions to Shareholders From:
Net investment income:
Class I	–	(9,115,988)
Class Y	–	(62,890)

Change in net assets from shareholder distributions	–	(9,178,878)

Change in net assets from capital transactions	(9,177,597)	4,969,167

Change in net assets	(1,205,827)	18,068,799

Net Assets:
Beginning of period	168,657,214	150,588,415

End of period	$167,451,387	$168,657,214

Accumulated undistributed net investment income at end of period	$5,051,350	$655,941

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$13,570,910	$78,591,263
Dividends reinvested	–	9,115,988
Cost of shares redeemed	(21,580,245)	(83,245,654)

Total Class I Shares	(8,009,335)	4,461,597

Class Y Shares
Proceeds from shares issued	23,335	546,853
Dividends reinvested	–	62,890
Cost of shares redeemed	(1,191,597)	(102,173)

Total Class Y Shares	(1,168,262)	507,570

Change in net assets from capital transactions	$(9,177,597)	$4,969,167

18

Statements of Changes in Net Assets (Continued)

	Federated NVIT High Income Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	2,026,426	12,438,034
Reinvested	–	1,394,391
Redeemed	(3,221,796)	(12,994,154)

Total Class I Shares	(1,195,370)	838,271

Class Y Shares
Issued	3,513	85,245
Reinvested	–	9,636
Redeemed	(177,926)	(16,067)

Total Class Y Shares	(174,413)	78,814

Total change in shares	(1,369,783)	917,085

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Federated NVIT High Income Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$6.53	0.17	0.15	0.32	–	–	–	$6.85	4.90%		$167,451,387	0.91%	5.24%	0.92%	16.20%
Year Ended December 31, 2016	$6.05	0.35	0.51	0.86	(0.38)	–	(0.38)	$6.53	14.16%		$167,518,400	0.91%	5.42%	0.92%	44.05%
Year Ended December 31, 2015	$6.65	0.36	(0.54)	(0.18)	(0.36)	(0.06)	(0.42)	$6.05	(2.61%	)	$150,010,604	0.93%	5.44%	0.94%	47.97%
Year Ended December 31, 2014	$6.91	0.39	(0.22)	0.17	(0.43)	–	(0.43)	$6.65	2.55%		$150,370,619	0.95%	5.52%	0.95%	41.82%
Year Ended December 31, 2013	$6.90	0.44	0.05	0.49	(0.48)	–	(0.48)	$6.91	7.07%		$54,496,968	0.95%	6.18%	0.95%	36.66%
Year Ended December 31, 2012	$6.54	0.50	0.45	0.95	(0.59)	–	(0.59)	$6.90	14.56%		$69,007,867	0.93%	7.10%	0.93%	44.83%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Federated NVIT High Income Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Flexible Fixed Income and Moderate Growth Funds.

The Fund currently offers Class I shares.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds
Aerospace & Defense	$—	$1,894,594	$—	$1,894,594
Automotive	—	4,529,953	—	4,529,953
Banking	—	1,541,437	—	1,541,437
Building Materials	—	3,309,399	—	3,309,399
Cable Satellite	—	12,855,853	—	12,855,853
Chemicals	—	3,494,312	—	3,494,312
Construction Machinery	—	706,438	—	706,438
Consumer Cyclical Services	—	1,157,250	—	1,157,250
Consumer Products	—	3,689,907	—	3,689,907
Diversified Manufacturing	—	1,374,094	—	1,374,094
Finance Companies	—	3,203,236	—	3,203,236
Food & Beverage	—	2,871,000	—	2,871,000
Food & Staples Retailing	—	—	—	—
Gaming	—	5,979,073	—	5,979,073
Healthcare	—	17,238,374	—	17,238,374
Hotels, Restaurants & Leisure	—	411,844	—	411,844
Independent Energy	—	9,388,386	—	9,388,386
Industrial—Other	—	1,915,437	—	1,915,437
Insurance—P&C	—	2,822,875	—	2,822,875
Leisure	—	1,857,653	—	1,857,653
Media Entertainment	—	9,791,932	—	9,791,932
Metals & Mining	—	4,200,443	—	4,200,443
Midstream	—	9,145,196	—	9,145,196
Oil Field Services	—	1,224,438	—	1,224,438
Packaging	—	9,695,819	—	9,695,819
Paper	—	669,938	—	669,938
Pharmaceuticals	—	6,120,984	—	6,120,984
Refining	—	1,103,437	—	1,103,437
Restaurants	—	1,692,246	—	1,692,246
Retailers	—	2,410,951	—	2,410,951
Supermarkets	—	789,125	—	789,125
Technology	—	16,901,084	—	16,901,084
Transportation Services	—	2,069,712	—	2,069,712
Utility—Electric	—	3,790,812	—	3,790,812
Wireless Communications	—	7,047,950	—	7,047,950
Total Corporate Bonds	$—	$156,895,182	$—	$156,895,182
Swap Contracts*	—	37,306	—	37,306
Short-Term Investment	3,454,714	—	—	3,454,714
Total Assets	$3,454,714	$156,932,488	$—	$160,387,202

Liabilities:
Swap Contracts*	$—	$(32,701)	$—	$(32,701)
Total Liabilities	$—	$(32,701)	$—	(32,701)
Total	$3,454,714	$156,899,787	$—	$160,354,501

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2017, the Fund held three Corporate Bond investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the six months ended June 30, 2017. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund used credit default swap contracts to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Variation margin payable/receivable on centrally cleared credit default swap contracts” for centrally cleared swaps. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of June 30, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund’s swap agreements are disclosed in the Statement of Assets and Liabilities under “Swap contracts, at value” and in the Statement of Operations under “Net realized gains/losses from swap transactions” and “Net change in unrealized appreciation/(depreciation) from swap contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$37,306
Total		$37,306

Liabilities:
Swap Contracts(a)
Credit risk	Swap contracts, at value	$(32,701)
Total		$(32,701)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation). For centrally cleared credit default swaps, only the variation margin on swap contracts is reported in the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Swap Contracts
Credit risk	$221,256
Total	$221,256

For the six months ended June 30, 2017, the average amounts of outstanding derivative financial instruments held by the Fund were as follows.

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Swap Contracts
Credit risk	$(102,471)
Total	$(102,471)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Centrally Cleared Credit Default Swaps:
Average Notional Balance — Sell Protection	$4,725,000

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.” At June 30, 2017, the centrally cleared credit default swaps agreement does not provide for a netting arrangement.

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(c)	Restricted Securities

At June 30, 2017, the Fund owned restricted private placement instrument. This investment is valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition date of the investment, its cost, and its value at June 30, 2017 were as follows:

	Coupon	Maturity Date	Principal Amount	Acquisition Date	Cost	Market Value	% of Net Assets
Motors Liquidation Co.	7.40%	9/1/2025	$2,500,000	4/21/2011	$—	$—	0.00%
Total					$—	$—	0.00%

Amounts designated as “—” are zero or have been rounded to zero.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.75%
$50 million up to $250 million	0.60%
$250 million up to $500 million	0.55%
$500 million and more	0.50%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before expense reimbursements was 0.64%, and after expense reimbursements was 0.64%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.76% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

As of June 30, 2017, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Period Ended December 31, 2015 Amount(a)	Fiscal Year 2016 Amount	Six Months Ended June 30, 2017 Amount	Total
$23,560	$22,594	$4,679	$50,833

(a)	For the period from May 1, 2015 through December 31, 2015.

During the six months ended June 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $56,889 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $345.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class I shares, for a total amount of $125,505.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan Chase Bank, N.A., The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the

28

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $25,688,619 and sales of $30,807,264 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its

29

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$156,570,612	$6,613,543	$(2,834,259)	$3,779,284

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

30

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

31

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

32

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

33

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

34

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

35

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

36

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

37

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

38

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

39

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

40

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

41

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

42

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

43

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

SAR-MSB 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Multi Sector Bond Fund

Asset Allocation†

Corporate Bonds	43.2%
Foreign Government Securities	11.8%
Mortgage-Backed Securities	11.2%
U.S. Treasury Obligations	9.1%
Loan Participations	8.7%
Short-Term Investments	6.2%
Asset-Backed Securities	3.8%
Collateralized Mortgage Obligations	3.2%
Commercial Mortgage-Backed Securities	2.8%
Repurchase Agreements	2.8%
Supranational	1.3%
Municipal Bonds	0.4%
Common Stocks	0.2%
U.S. Government Agency Security	0.1%
Preferred Stock††	0.0%
Forward Foreign Currency Contracts††	(0.0)%
Liabilities in excess of other assets	(4.8)%
100.0%

Top Industries†††

Oil, Gas & Consumable Fuels	5.3%
Media	4.2%
Banks	3.9%
Diversified Telecommunication Services	3.2%
Wireless Telecommunication Services	2.5%
Metals & Mining	2.0%
Capital Markets	1.9%
Insurance	1.9%
Chemicals	1.8%
Food Products	1.6%
Other Industries*	71.7%
100.0%

Top Holdings†††

Fidelity Investments Money Market Prime Money Market Portfolio—Institutional Class	4.0%
U.S. Treasury Note, 2.38%, 05/15/27	2.6%
U.S. Treasury Bill, 07/13/17	1.9%
U.S. Treasury Note, 1.25%, 05/31/19	1.5%
FNMA TBA, 4.00%, 07/25/47	1.3%
U.S. Treasury Bond, 3.00%, 02/15/47	1.3%
FNMA, 3.00%, 12/01/46	1.1%
U.S. Treasury Note, 1.75%, 06/30/22	0.8%
FNMA TBA, 3.50%, 07/25/47	0.8%
U.S. Treasury Note, 1.75%, 05/31/22	0.7%
Other Holdings*	84.0%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Multi Sector Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi Sector Bond Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,039.40	4.25	0.84
	Hypothetical	(b)(c)	1,000.00	1,020.63	4.21	0.84

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 3.8%

	Principal Amount	Market Value

Airlines 0.0%†
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.38%, 10/01/22	$206,465	$210,852

Automobiles 1.5%
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 04/15/26 (a)	465,000	464,461
California Republic Auto Receivables Trust, Series 2017-1, Class A3, 1.90%, 03/15/21	285,000	284,831
Capital Auto Receivables Asset Trust
Series 2016-1, Class A2A, 1.50%, 11/20/18	57,580	57,581
Series 2016-3, Class A2A, 1.36%, 04/22/19	124,214	124,159
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 02/16/21	320,000	319,350
Chesapeake Funding II LLC, Series 2017-2A, Class C, 3.01%, 05/15/29 (a)	590,000	587,888
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51%, 01/15/21 (a)	340,000	341,277
Enterprise Fleet Financing LLC
Series 2016-2, Class A3, 2.04%, 02/22/22 (a)	200,000	199,162
Series 2017-1, Class A3, 2.60%, 07/20/22 (a)	250,000	251,075
Series 2017-2, Class A2, 1.97%, 01/20/23 (a)	555,000	554,048
GM Financial Automobile Leasing Trust, Series 2015-3, Class A3, 1.69%, 03/20/19	330,000	330,177
Hertz Fleet Lease Funding LP, Series 2017-1, Class A2, 2.13%, 04/10/31 (a)	565,000	564,147
Prestige Auto Receivables Trust, Series 2014-1A, Class A3, 1.52%, 04/15/20 (a)	36,720	36,715
Santander Drive Auto Receivables Trust, Series 2015-4, Class A3, 1.58%, 09/16/19	69,145	69,154
SMART ABS Trust, Series 2015-3US, Class A3A, 1.66%, 08/14/19	371,094	370,125

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2, 2.30%, 09/15/19 (a)	$66,440	$66,413

		4,620,563

Credit Card 0.1%
World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.72%, 08/15/23	255,000	253,474

Home Equity 0.6%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 2.81%, 03/15/32 (b)	697,140	693,238
Conseco Finance Corp., Series 2001-C, Class M1, 1.86%, 08/15/33 (b)	370,997	371,041
NovaStar Mortgage Funding Trust, Series 2003-3, Class A1, 1.57%, 12/25/33 (b)	672,846	649,626
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 1.76%, 08/25/31 (b)	38,697	30,617
Renaissance Home Equity Loan Trust, Series 2007-1, Class AF2, 5.51%, 04/25/37 (c)	113,129	59,893

		1,804,415

Other 0.8%
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A2, 1.87%, 07/10/19 (a)	290,000	289,997
CCG Receivables Trust, Series 2014-1, Class A2, 1.06%, 11/15/21 (a)	48,096	48,077
Dell Equipment Finance Trust, Series 2017-1, Class A2, 1.86%, 06/24/19 (a)	330,000	330,028
FNMA, Series 2003-T4, Class 2A5, 4.75%, 09/26/33 (c)	55,474	61,315
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/28 (a)	384,280	384,448
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF3, 5.61%, 05/25/36 (c)	27,406	19,317

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
SoFi Consumer Loan Program LLC, Series 2017-4, Class A, 2.50%, 05/26/26 (a)	$430,000	$429,922
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/57 (a)(b)	314,879	317,880
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 05/01/37	475,000	476,161

		2,357,145

Student Loan 0.8%
AccessLex Institute
Series 2006-1, Class B, 1.64%, 08/25/37 (b)	139,398	130,889
Series 2003-A, Class A2, 2.72%, 07/01/38 (b)	91,584	91,096
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 3.20%, 01/25/40 (a)	590,462	595,691
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 1.54%, 06/15/39 (b)	350,000	331,736
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 4.41%, 05/16/44 (a)(b)	301,216	312,313
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 08/27/29 (a)	290,798	292,382
South Carolina Student Loan Corp., Series 2015-A, Class A, 2.72%, 01/25/36 (b)	600,769	601,901

		2,356,008

Total Asset-Backed Securities (cost $11,513,325)		11,602,457

Collateralized Mortgage Obligations 3.2%
BCAP LLC Trust, Series 2011-R11, Class 20A5, 3.34%, 03/26/35 (a)(b)	77,397	77,536
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 2.86%, 08/25/34 (b)	162,994	161,188
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 5A1, 1.82%, 03/25/35 (b)	184,874	155,867

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

CSMC Mortgage-Backed Trust, Series 2007-5, Class 8A2, 6.00%, 10/25/24	$95,615	$97,103
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.14%, 06/27/37 (a)(b)	291,451	294,563
ERP Iron Ore LLC, 0.00%, 12/31/19 (b)(d)	5,950	2,975
FDIC Trust
Series 2011-R1, Class A, 2.67%, 07/25/26 (a)	146,585	147,457
Series 2010-R1, Class A, 2.18%, 05/25/50 (a)	123,254	123,570
FHLMC REMIC
Series 3558, Class G, 4.00%, 08/15/24	485,000	512,950
Series 3123, Class HT, 5.00%, 03/15/26	40,474	43,335
Series 3150, Class EQ, 5.00%, 05/15/26	58,341	62,202
Series 2129, Class SG, IO, 5.79%, 06/17/27 (b)	253,328	41,436
Series 3599, Class DY, 4.50%, 11/15/29	420,000	464,413
Series 3653, Class B, 4.50%, 04/15/30	194,606	210,865
Series 2649, Class IM, IO, 7.00%, 07/15/33	432,623	115,464
Series 2725, Class TA, 4.50%, 12/15/33	20,000	22,168
Series R006, Class ZA, 6.00%, 04/15/36	276,248	314,569
Series R007, Class ZA, 6.00%, 05/15/36	238,304	268,076
Series 3704, Class DC, 4.00%, 11/15/36	90,417	93,671
Series 3632, Class PK, 5.00%, 02/15/40	154,387	167,638
FHLMC Multifamily Structured Pass Through Certificates
Series KF12, Class A, 1.92%, 09/25/22 (b)	425,534	427,133
Series KJ14, Class A1, 2.20%, 11/25/23	420,000	420,934
Series K053, Class A2, 3.00%, 12/25/25	255,000	260,000
Series KF27, Class A, 1.54%, 12/25/26 (b)	165,000	165,258
Series K062, Class A2, 3.41%, 12/25/26	460,000	482,241
FHLMC Strips, Series 271, Class 30, 3.00%, 08/15/42	661,513	657,221

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

FHLMC Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	$98,658	$111,307
FNMA REMIC
Series 2006-22, Class CE, 4.50%, 08/25/23	58,756	61,215
Series 2009-71, Class MB, 4.50%, 09/25/24	51,558	54,293
Series 2004-70, Class EB, 5.00%, 10/25/24	34,324	36,675
Series 1997-61, Class PK, IO, 8.00%, 08/18/27	77,746	19,939
Series 2009-39, Class LB, 4.50%, 06/25/29	61,053	65,535
Series 2009-96, Class DB, 4.00%, 11/25/29	226,831	240,551
Series 2003-32, Class UI, IO, 6.00%, 05/25/33	87,297	22,088
Series 2003-35, Class UI, IO, 6.50%, 05/25/33	32,832	7,943
Series 2003-41, Class IB, IO, 7.00%, 05/25/33	124,714	31,786
Series 2003-44, Class IB, IO, 6.00%, 06/25/33	20,849	3,849
Series 2001-T4, Class A1, 7.50%, 07/25/41	218,942	255,762
Series 2013-111, Class PL, 2.00%, 12/25/42	425,000	394,319
FNMA Strip
Series 207, Class 2, IO, 8.00%, 02/25/23	36,584	5,740
Series 264, Class 2, IO, 8.00%, 07/25/24	93,391	18,605
Series 267, Class 2, IO, 8.50%, 10/25/24	113,285	24,912
Series 274, Class 2, IO, 8.50%, 10/25/25	104,432	22,490
Series 277, Class 2, IO, 7.50%, 04/25/27	46,570	11,511
FREMF Mortgage Trust REMIC, Series 2013-K502, Class B, 2.50%, 03/25/45 (a)(b)	350,000	349,565
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.66%, 05/25/35 (b)	29,838	28,052
GNMA REMIC
Series 2010-14, Class A, 4.50%, 06/16/39	50,574	53,371
Series 2010-H12, Class PT, 5.47%, 11/20/59	57,250	57,857
Series 2016-H24, Class KF, 1.81%, 11/20/66 (b)	674,703	675,525

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1A2, 7.50%, 01/25/36 (a)	$121,491	$128,328
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36 (a)	45,339	48,840
JP Morgan Mortgage Trust
Series 2005-A6, Class 1A2, 3.21%, 09/25/35 (b)	84,406	84,989
Series 2005-A8, Class 1A1, 3.07%, 11/25/35 (b)	34,051	32,396
Series 2006-A6, Class 1A2, 3.25%, 10/25/36 (b)	6,161	5,696
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34 (a)	150,901	153,045
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 2A, 2.71%, 10/25/35 (b)	261,447	262,746
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.40%, 12/08/20	89,885	90,176
RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 02/26/35 (a)	2,784	2,780
Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-34A, Class 6A, 3.54%, 11/25/33 (b)	168,618	166,887
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR1, Class A, 3.14%, 03/25/34 (b)	49,353	50,113
Series 2006-AR14, Class 1A4, 2.71%, 11/25/36 (b)	104,253	98,991
Wells Fargo Mortgage Backed Securities Trust
Series 2004-P, Class 2A1, 3.03%, 09/25/34 (b)	28,401	28,965
Series 2005-AR2, Class 2A1, 3.16%, 03/25/35 (b)	52,078	51,972
Series 2006-AR6, Class 7A1, 3.03%, 03/25/36 (b)	26,527	26,745
Series 2006-AR10, Class 5A1, 3.32%, 07/25/36 (b)	91,564	91,648

Total Collateralized Mortgage Obligations (cost $9,171,632)		9,667,040

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage-Backed Securities 2.8%

	Principal Amount	Market Value

1345 Avenue of the Americas & Park Avenue Plaza Trust, Series 2005-1, Class A3, 5.28%, 08/10/35 (a)	$495,000	$563,427
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4, 6.47%, 02/10/51 (b)	184,219	185,745
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2003-2, Class H, 5.96%, 03/11/41 (a)(b)	492,518	511,034
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class B, 4.95%, 11/11/41 (a)(b)	107,960	108,160
Series 2004-PWR5, Class L, 4.69%, 07/11/42 (a)(b)	225,000	217,038
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50	370,000	378,828
CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 3.01%, 11/15/31 (a)(b)	455,255	455,533
COMM Mortgage Trust, Series 2015-CR26, Class C, 4.64%, 10/10/48 (b)	545,000	528,197
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.33%, 12/10/49 (b)	272,913	273,407
Commercial Mortgage Trust, Series 2012-CR2, Class AM, 3.79%, 08/15/45	685,000	713,231
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3, 3.45%, 08/15/48	105,000	107,482
CSMC OA LLC, Series 2014-USA, Class A2, 3.95%, 09/15/37 (a)	465,000	480,696
DBCCRE Mortgage Trust
Series 2014-ARCP, Class A, 4.24%, 01/10/34 (a)	440,000	459,779
Series 2014-ARCP, Class C, 5.10%, 01/10/34 (a)(b)	425,000	416,367
FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class X1, IO, 1.62%, 02/25/18 (b)	11,900,548	64,084
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-FL7, Class A, 2.41%, 05/15/28 (a)(b)	54,155	54,077

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

JP Morgan Chase Commercial Mortgage Securities Trust (continued)
Series 2016-ATRM, Class B, 3.97%, 10/05/28 (a)	$175,000	$176,001
Series 2015-SGP, Class C, 4.66%, 07/15/36 (a)(b)	515,000	519,493
Series 2005-CB12, Class AJ, 4.99%, 09/12/37 (b)	88,431	88,326
Series 2004-LN2, Class B, 5.46%, 07/15/41 (b)	160,000	158,035
Series 2007-LDPX, Class AM, 5.46%, 01/15/49 (b)	218,938	218,781
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B1, 1.00%, 03/18/51 (a)	65,095	64,607
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class K, 5.63%, 10/15/36 (a)(b)	61,757	61,791
Series 2005-C7, Class F, 5.35%, 11/15/40 (b)	225,000	229,082
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class B, 6.75%, 11/15/26 (b)	98,332	98,407
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 02/12/51	132,595	133,141
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 4.99%, 02/15/47 (b)	230,000	241,563
Series 2015-C24, Class C, 4.50%, 05/15/48 (b)	45,000	43,537
Morgan Stanley Capital I Trust 2006-TOP21, Series 2006-T21, Class B, 5.32%, 10/12/52 (a)(b)	100,000	100,391
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, 10/15/30 (a)	110,000	109,524
MSCG Trust, Series 2015-ALDR, Class A2, 3.58%, 06/07/35 (a)(b)	175,000	173,954
RBSCF Trust, Series 2010-RR4, Class CMLA, 6.33%, 12/16/49 (a)(b)	23,893	23,866
RREF LLC, Series 2015-LT7, Class A, 3.00%, 12/25/32 (a)	7,810	7,810

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, 6.28%, 06/15/45 (b)	$280,000	$282,127
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A5, 3.64%, 03/15/50	315,000	327,050

Total Commercial Mortgage-Backed Securities (cost $8,637,420)		8,574,571

Corporate Bonds 43.2%
Aerospace & Defense 0.1%
Embraer Netherlands Finance BV, 5.40%, 02/01/27	160,000	167,200

Airlines 0.1%
American Airlines Group, Inc., 5.50%, 10/01/19 (a)	305,000	321,195

Auto Components 0.6%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (a)	350,000	350,875
Allison Transmission, Inc., 5.00%, 10/01/24 (a)	345,000	353,625
American Axle & Manufacturing, Inc., 6.25%, 04/01/25 (a)(e)	250,000	243,750
Icahn Enterprises LP, 6.25%, 02/01/22	475,000	495,187
IHO Verwaltungs GmbH, 4.50%, 09/15/23 (a)(o)	335,000	340,025

		1,783,462

Automobiles 0.4%
General Motors Co., 4.88%, 10/02/23	610,000	653,721
Hyundai Capital America, 2.00%, 07/01/19 (a)	200,000	198,410
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (a)	420,000	422,322

		1,274,453

Banks 4.0%
Banco Hipotecario SA, 9.75%, 11/30/20 (a)	205,000	235,529
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24 (a)(e)	175,000	178,063

Corporate Bonds (continued)

	Principal Amount		Market Value

Banks (continued)
Banco Mercantil del Norte SA, 6.88%, 07/06/22 (a)(g)		$285,000	$293,675
7.63%, 01/10/28 (a)(g)		300,000	310,440
5.75%, 10/04/31 (a)(b)(e)		175,000	174,650
Banco Nacional de Costa Rica, 6.25%, 11/01/23 (a)		175,000	183,750
Bancolombia SA, 6.13%, 07/26/20		100,000	107,625
5.13%, 09/11/22		185,000	193,788
Bank of America Corp., 3.12%, 01/20/23 (b)		360,000	363,953
3.82%, 01/20/28 (b)		325,000	330,643
Bank of Montreal, 2.10%, 12/12/19		375,000	375,800
1.90%, 08/27/21		270,000	264,961
Barclays plc, 3.68%, 01/10/23		485,000	497,638
4.84%, 05/09/28		520,000	531,591
BBVA Bancomer SA, 6.75%, 09/30/22 (a)		175,000	198,844
Citigroup, Inc., 4.45%, 09/29/27		360,000	374,406
Compass Bank, 6.40%, 10/01/17		660,000	666,761
Credit Bank of Moscow Via CBOM Finance plc, 7.50%, 10/05/27 (a)(b)		270,000	267,528
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22 (a)		340,000	339,935
Fifth Third Bank, 2.88%, 10/01/21		400,000	407,591
Finansbank A/S, 6.25%, 04/30/19 (a)		30,000	31,205
4.88%, 05/19/22 (a)		305,000	301,913
Goldman Sachs Capital I, 6.35%, 02/15/34		575,000	706,194
HSBC Bank plc,
Series 1M, 1.75%, 06/30/17 (g)		650,000	529,750
Series 1M, 1.75%, 12/29/17 (g)		60,000	48,900
7.65%, 05/01/25		180,000	223,292
HSBC Holdings plc, 6.00%, 05/22/27 (g)		335,000	346,390
JPMorgan Chase & Co., 4.25%, 11/02/18	NZD	200,000	148,814
3.78%, 02/01/28 (b)		$145,000	148,279
KeyCorp, 2.30%, 12/13/18		490,000	492,648
Royal Bank of Canada, 2.13%, 03/02/20		290,000	290,500

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Banks (continued)
Royal Bank of Scotland Group plc, 3.88%, 09/12/23		$350,000	$357,388
Sumitomo Mitsui Financial Group, Inc., 3.66%, 03/29/22	AUD	780,000	603,072
Toronto-Dominion Bank (The), 2.13%, 04/07/21		$330,000	328,612
Turkiye Is Bankasi, 6.13%, 04/25/24 (a)		330,000	334,066
Turkiye Vakiflar Bankasi TAO, 5.63%, 05/30/22 (a)		270,000	269,325
Wells Fargo & Co., 3.07%, 01/24/23		540,000	547,565
3.58%, 05/22/28 (b)		155,000	156,648

			12,161,732

Beverages 0.3%
Coca-Cola European Partners US LLC, 3.25%, 08/19/21		465,000	476,546
Cott Holdings, Inc., 5.50%, 04/01/25 (a)		275,000	280,500

			757,046

Biotechnology 0.4%
AbbVie, Inc., 2.50%, 05/14/20		410,000	414,753
Gilead Sciences, Inc., 2.55%, 09/01/20		775,000	786,169

			1,200,922

Building Products 0.2%
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (a)		255,000	272,850
USG Corp., 5.50%, 03/01/25 (a)(e)		365,000	387,813

			660,663

Capital Markets 2.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (a)		250,000	259,213
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43 (a)		295,000	334,617
CDP Financial, Inc., 5.60%, 11/25/39 (a)		290,000	372,968
Credit Suisse Group AG, 3.57%, 01/09/23 (a)		350,000	358,657
6.25%, 12/18/24 (a)(g)		590,000	626,875
4.28%, 01/09/28 (a)		355,000	366,957

Corporate Bonds (continued)

	Principal Amount		Market Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	975,000	$745,403
2.91%, 06/05/23 (b)		$300,000	299,405
2.92%, 10/28/27 (b)		600,000	623,715
ING Bank NV, 5.80%, 09/25/23 (a)		265,000	299,236
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (a)		270,000	285,653
Morgan Stanley, 4.75%, 11/16/18	AUD	130,000	102,744
2.75%, 05/19/22		$295,000	294,936
2.55%, 10/24/23 (b)		425,000	432,380
3.63%, 01/20/27		300,000	302,157
Oppenheimer Holdings, Inc., 6.75%, 07/01/22 (a)		450,000	452,250

			6,157,166

Chemicals 1.1%
Albemarle Corp., 5.45%, 12/01/44		375,000	435,627
Blue Cube Spinco, Inc., 10.00%, 10/15/25		240,000	295,800
Braskem America Finance Co., 7.13%, 07/22/41 (a)		220,000	233,959
Braskem Finance Ltd., 7.25%, 06/05/18 (a)		150,000	156,000
5.75%, 04/15/21 (a)(e)		200,000	208,760
CF Industries, Inc., 5.38%, 03/15/44		350,000	312,375
Equate Petrochemical BV, 4.25%, 11/03/26 (a)		185,000	187,313
Huntsman International LLC, 5.13%, 11/15/22		110,000	117,700
LyondellBasell Industries NV, 5.00%, 04/15/19		198,000	206,997
NOVA Chemicals Corp., 5.25%, 06/01/27 (a)		660,000	656,700
Olin Corp., 5.13%, 09/15/27		115,000	118,450
Rayonier AM Products, Inc., 5.50%, 06/01/24 (a)		340,000	330,864

			3,260,545

Commercial Services & Supplies 0.6%
ACCO Brands Corp., 5.25%, 12/15/24 (a)		290,000	301,237
Atento Luxco 1 SA,
Reg. S, 7.38%, 01/29/20 (e)		200,000	205,000
Covanta Holding Corp., 5.88%, 03/01/24 (e)		650,000	633,750
CSVC Acquisition Corp., 7.75%, 06/15/25 (a)		400,000	408,500
Quad/Graphics, Inc., 7.00%, 05/01/22 (e)		400,000	407,332

			1,955,819

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Communications Equipment 0.7%
Avaya, Inc., 9.00%, 04/01/19 (a)(h)	$625,000	$501,563
Gogo Intermediate Holdings LLC, 12.50%, 07/01/22 (a)	275,000	313,156
Harris Corp., 2.00%, 04/27/18	330,000	330,451
Nokia OYJ, 4.38%, 06/12/27	175,000	178,173
6.63%, 05/15/39	585,000	673,481

		1,996,824

Construction & Engineering 0.2%
AECOM, 5.75%, 10/15/22	280,000	292,950
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29 (a)	200,000	216,752
Odebrecht Finance Ltd.,
Reg. S, 5.25%, 06/27/29	175,000	64,312
7.13%, 06/26/42 (a)	80,000	32,200

		606,214

Construction Materials 0.2%
CEMEX Finance LLC, 9.38%, 10/12/22 (a)	250,000	265,625
US Concrete, Inc., 6.38%, 06/01/24	315,000	332,325

		597,950

Consumer Finance 0.6%
Ally Financial, Inc., 4.13%, 02/13/22	415,000	425,375
Caterpillar Financial Services Corp., 1.35%, 05/18/19	355,000	352,084
FirstCash, Inc., 5.38%, 06/01/24 (a)	340,000	354,875
Ford Motor Credit Co. LLC, 2.55%, 10/05/18	200,000	201,316
Harley-Davidson Financial Services, Inc., 2.55%, 06/09/22 (a)	285,000	282,502
TMX Finance LLC, 8.50%, 09/15/18 (a)	325,000	308,750

		1,924,902

Containers & Packaging 0.7%
Ardagh Packaging Finance plc, 4.63%, 05/15/23 (a)	400,000	409,836
Graphic Packaging International, Inc., 4.13%, 08/15/24	280,000	285,600

Corporate Bonds (continued)

	Principal Amount		Market Value

Containers & Packaging (continued)
Reynolds Group Issuer, Inc., 5.13%, 07/15/23 (a)		$325,000	$337,594
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25		625,000	746,875
WestRock MWV LLC, 7.38%, 09/01/19		305,000	337,392

			2,117,297

Diversified Consumer Services 0.3%
Service Corp. International, 7.50%, 04/01/27		700,000	840,000

Diversified Financial Services 0.1%
Gazprom OAO Via Gaz Capital SA, 6.51%, 03/07/22 (a)		110,000	121,347
Orchestra Borrower LLC, 6.75%, 06/15/22 (a)		175,000	180,320

			301,667

Diversified Telecommunication Services 2.7%
AT&T, Inc., 5.25%, 03/01/37		300,000	319,613
4.55%, 03/09/49		360,000	340,191
Avanti Communications Group plc, 15.00%, 10/01/21 (a)(e)(f)		234,911	206,722
17.50%, 10/01/23 (a)(e)(f)		399,642	147,867
CenturyLink, Inc.,
Series Y, 7.50%, 04/01/24 (e)		270,000	295,650
Colombia Telecomunicaciones SA ESP, 8.50%, 03/30/20 (a)(g)		250,000	259,375
Columbus Cable Barbados Ltd., 7.38%, 03/30/21 (a)		410,000	435,113
Frontier Communications Corp., 11.00%, 09/15/25		290,000	268,975
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (e)		175,000	165,375
9.50%, 09/30/22 (a)		350,000	418,250
Level 3 Financing, Inc., 5.25%, 03/15/26		270,000	280,155
Sable International Finance Ltd., 6.88%, 08/01/22 (a)		200,000	216,000
SFR Group SA, 5.63%, 05/15/24 (a)	EUR	300,000	369,200
7.38%, 05/01/26 (a)		$600,000	651,000
Sprint Capital Corp., 8.75%, 03/15/32		285,000	359,100
TELUS Corp.,
Series CG, 5.05%, 12/04/19	CAD	65,000	53,848

13

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 1.38%, 08/15/19	$605,000	$599,631
5.15%, 09/15/23	410,000	455,423
4.13%, 03/16/27	490,000	506,062
4.67%, 03/15/55	745,000	697,460
Virgin Media Secured Finance plc, 5.25%, 01/15/26 (a)(e)	300,000	312,243
Wind Acquisition Finance SA, 4.75%, 07/15/20 (a)(e)	400,000	404,200
7.38%, 04/23/21 (a)	300,000	312,000

		8,073,453

Electric Utilities 1.0%
AES Andres BV, 7.95%, 05/11/26 (a)	200,000	216,446
Commonwealth Edison Co., 5.80%, 03/15/18	265,000	272,521
Eskom Holdings SOC Ltd., 7.13%, 02/11/25 (a)	215,000	219,300
Exelon Corp., 2.85%, 06/15/20	450,000	457,169
FirstEnergy Corp.,
Series B, 3.90%, 07/15/27	150,000	150,480
Great Plains Energy, Inc., 5.29%, 06/15/22 (c)	380,000	416,035
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/27	215,000	218,415
Pampa Energia SA, 7.50%, 01/24/27 (a)	275,000	286,979
Public Service Co. of Colorado, 2.25%, 09/15/22	290,000	287,883
Xcel Energy, Inc., 2.60%, 03/15/22	355,000	356,935

		2,882,163

Electrical Equipment 0.1%
Vertiv Group Corp., 9.25%, 10/15/24 (a)	300,000	324,000

Energy Equipment & Services 0.1%
McDermott International, Inc., 8.00%, 05/01/21 (a)	315,000	317,363
Weatherford International Ltd., 5.95%, 04/15/42	150,000	117,000

		434,363

Equity Real Estate Investment Trusts (REITs) 0.6%
American Tower Trust #1, 3.07%, 03/15/23 (a)	275,000	277,098
GEO Group, Inc. (The), 6.00%, 04/15/26	430,000	446,125

Corporate Bonds (continued)

	Principal Amount	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP, 5.25%, 08/01/26	$435,000	$452,221
Select Income REIT, 4.25%, 05/15/24	215,000	213,078
Trust F/1401, 6.95%, 01/30/44 (a)	200,000	212,000
Uniti Group, Inc., 8.25%, 10/15/23	255,000	262,650

		1,863,172

Food Products 1.6%
Dean Foods Co., 6.50%, 03/15/23 (a)	250,000	263,750
ESAL GmbH, 6.25%, 02/05/23 (a)	230,000	200,675
FAGE International SA, 5.63%, 08/15/26 (a)	300,000	308,940
JBS Investments GmbH, 7.75%, 10/28/20 (a)(e)	620,000	587,326
7.25%, 04/03/24 (a)	115,000	102,637
Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	930,000	996,765
Lamb Weston Holdings, Inc., 4.88%, 11/01/26 (a)	500,000	518,125
Land O’ Lakes, Inc., 6.00%, 11/15/22 (a)	470,000	521,700
Marfrig Holdings Europe BV,
Reg. S, 6.88%, 06/24/19	200,000	204,750
MHP SA,
Reg. S, 8.25%, 04/02/20	150,000	158,291
Minerva Luxembourg SA, 7.75%, 01/31/23 (a)	75,000	78,469
Mondelez International Holdings Netherlands BV, 1.63%, 10/28/19 (a)	785,000	777,625
TreeHouse Foods, Inc., 6.00%, 02/15/24 (a)	250,000	266,250

		4,985,303

Gas Utilities 0.1%
AmeriGas Partners LP, 5.63%, 05/20/24 (e)	265,000	272,950

Health Care Equipment & Supplies 0.8%
Abbott Laboratories, 2.90%, 11/30/21	430,000	434,803
3.75%, 11/30/26	415,000	423,637
Becton Dickinson and Co., 2.89%, 06/06/22	410,000	411,282
3.36%, 06/06/24	365,000	365,834
Halyard Health, Inc., 6.25%, 10/15/22	200,000	208,500

14

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Equipment & Supplies (continued)
Hill-Rom Holdings, Inc., 5.00%, 02/15/25 (a)	$450,000	$459,000

		2,303,056

Health Care Providers & Services 1.6%
Anthem, Inc., 3.13%, 05/15/22	375,000	381,987
CHS/Community Health Systems, Inc., 6.25%, 03/31/23	450,000	464,557
HCA, Inc., 5.25%, 04/15/25	250,000	268,750
7.50%, 11/06/33	875,000	989,844
HealthSouth Corp., 5.75%, 09/15/25	450,000	473,625
Molina Healthcare, Inc., 4.88%, 06/15/25 (a)	500,000	503,750
Tenet Healthcare Corp., 6.88%, 11/15/31	525,000	483,000
THC Escrow Corp. III, 5.13%, 05/01/25 (a)	500,000	501,875
Universal Health Services, Inc., 5.00%, 06/01/26 (a)	250,000	259,375
WellCare Health Plans, Inc., 5.25%, 04/01/25	450,000	471,375

		4,798,138

Hotels, Restaurants & Leisure 1.0%
Carrols Restaurant Group, Inc., 8.00%, 05/01/22	320,000	340,400
8.00%, 05/01/22 (a)	200,000	212,750
Darden Restaurants, Inc., 6.80%, 10/15/37	170,000	217,154
Hilton Worldwide Finance LLC, 4.63%, 04/01/25 (a)	300,000	309,375
International Game Technology plc, 6.50%, 02/15/25 (a)(e)	275,000	301,812
Jack Ohio Finance LLC, 6.75%, 11/15/21 (a)	300,000	313,500
Ruby Tuesday, Inc., 7.63%, 05/15/20 (e)	475,000	450,063
Scientific Games International, Inc., 7.00%, 01/01/22 (a)	325,000	346,125
Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 05/15/25 (a)	475,000	463,125

		2,954,304

Household Durables 0.8%
Newell Brands, Inc., 5.00%, 11/15/23	510,000	545,739

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Durables (continued)
NVR, Inc., 3.95%, 09/15/22	$330,000	$345,488
PulteGroup, Inc., 5.00%, 01/15/27	310,000	318,137
Shea Homes LP, 5.88%, 04/01/23 (a)	335,000	344,882
Springs Industries, Inc., 6.25%, 06/01/21	441,000	455,884
Tempur Sealy International, Inc., 5.50%, 06/15/26 (e)	475,000	482,719

		2,492,849

Household Products 0.1%
Spectrum Brands, Inc., 5.75%, 07/15/25	355,000	380,773

Independent Power and Renewable Electricity Producers 0.2%
Dynegy, Inc., 7.63%, 11/01/24 (e)	440,000	426,800
NRG Energy, Inc., 7.25%, 05/15/26 (e)	285,000	294,975

		721,775

Industrial Conglomerates 0.1%
General Electric Co., 5.25%, 12/06/17	220,000	223,612
Grupo KUO SAB de CV, 5.75%, 07/07/27 (a)	125,000	125,469

		349,081

Insurance 1.5%
Assurant, Inc., 2.50%, 03/15/18	465,000	467,890
Athene Global Funding, 2.75%, 04/20/20 (a)	540,000	541,180
Brighthouse Financial, Inc., 3.70%, 06/22/27 (a)	405,000	400,080
Genworth Holdings, Inc., 7.70%, 06/15/20	205,000	201,044
6.50%, 06/15/34	210,000	168,000
KIRS Midco 3 plc, 8.63%, 07/15/23 (a)	375,000	379,688
Mercury General Corp., 4.40%, 03/15/27	265,000	268,574
MetLife, Inc., 10.75%, 08/01/39	525,000	874,125
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (a)(b)	375,000	376,875
USF&G Capital III, 8.31%, 07/01/46 (a)	490,000	647,308
Validus Holdings Ltd., 8.88%, 01/26/40	245,000	354,382

		4,679,146

15

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Internet Software & Services 0.3%
Baidu, Inc., 2.88%, 07/06/22	$380,000	$377,664
VeriSign, Inc., 4.63%, 05/01/23	400,000	410,000

		787,664

Machinery 0.1%
Park-Ohio Industries, Inc., 6.63%, 04/15/27 (a)	285,000	299,250

Marine 0.2%
Pelabuhan Indonesia II PT, 4.25%, 05/05/25 (a)	325,000	330,623
5.38%, 05/05/45 (a)	265,000	269,770

		600,393

Media 3.4%
Altice Luxembourg SA, 7.63%, 02/15/25 (a)(e)	450,000	493,312
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26 (a)(e)	435,000	454,031
Cenveo Corp., 6.00%, 08/01/19 (a)(e)	475,000	401,375
Clear Channel Worldwide Holdings, Inc.,
Series A, 6.50%, 11/15/22	600,000	612,000
CSC Holdings LLC, 10.88%, 10/15/25 (a)	375,000	451,406
5.50%, 04/15/27 (a)	425,000	449,438
Discovery Communications LLC, 5.63%, 08/15/19	258,000	275,666
6.35%, 06/01/40	340,000	374,746
DISH DBS Corp., 7.75%, 07/01/26	725,000	859,125
Grupo Televisa SAB, 6.13%, 01/31/46	170,000	188,906
Lamar Media Corp., 5.38%, 01/15/24	250,000	261,250
Liberty Interactive LLC, 8.25%, 02/01/30	300,000	322,500
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (a)	375,000	394,687
Myriad International Holdings BV, 4.85%, 07/06/27 (a)	230,000	230,575
National CineMedia LLC, 5.75%, 08/15/26	500,000	485,000
Nexstar Broadcasting, Inc., 5.63%, 08/01/24 (a)(e)	500,000	506,250
Sirius XM Radio, Inc., 5.00%, 08/01/27 (a)	475,000	478,563
SiTV LLC, 10.38%, 07/01/19 (a)	325,000	229,125
Sky plc, 6.10%, 02/15/18 (a)	390,000	400,095

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Time Warner, Inc., 3.80%, 02/15/27	$325,000	$327,197
Time, Inc., 5.75%, 04/15/22 (a)(e)	400,000	410,500
Unitymedia Hessen GmbH & Co. KG, 5.00%, 01/15/25 (a)	300,000	314,250
Univision Communications, Inc., 5.13%, 02/15/25 (a)	300,000	297,375
Viacom, Inc., 6.25%, 02/28/57 (b)	400,000	416,000
VTR Finance BV, 6.88%, 01/15/24 (a)	510,000	540,600
WMG Acquisition Corp., 5.00%, 08/01/23 (a)	300,000	307,500

		10,481,472

Metals & Mining 2.1%
AK Steel Corp., 7.50%, 07/15/23	595,000	642,600
7.00%, 03/15/27 (e)	460,000	474,950
ArcelorMittal, 7.00%, 02/25/22	130,000	146,250
7.50%, 03/01/41 (e)	400,000	441,000
Barrick Gold Corp., 4.10%, 05/01/23 (e)	263,000	284,534
Barrick North America Finance LLC, 4.40%, 05/30/21 (e)	265,000	285,893
First Quantum Minerals Ltd., 7.50%, 04/01/25 (a)	1,025,000	1,001,937
FMG Resources August 2006 Pty. Ltd., 4.75%, 05/15/22 (a)	325,000	326,219
Freeport-McMoRan, Inc., 5.40%, 11/14/34	250,000	224,375
5.45%, 03/15/43	570,000	491,511
Kinross Gold Corp., 4.50%, 07/15/27 (a)	475,000	473,813
Samarco Mineracao SA, 5.75%, 10/24/23 (a)(h)	400,000	227,000
Stillwater Mining Co., 7.13%, 06/27/25 (a)	530,000	521,255
Vale Overseas Ltd., 5.88%, 06/10/21 (e)	905,000	971,518

		6,512,855

Multiline Retail 0.2%
Kohl’s Corp., 5.55%, 07/17/45	695,000	636,565

Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp., 6.45%, 09/15/36	506,000	595,609
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (a)	505,000	546,883

16

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	$250,000	$266,562
5.13%, 06/30/27 (a)	360,000	369,000
Comstock Resources, Inc., 10.00%, 03/15/20 (o)	240,000	239,400
Covey Park Energy LLC, 7.50%, 05/15/25 (a)	345,000	345,000
DCP Midstream Operating LP, 2.50%, 12/01/17	75,000	74,906
3.88%, 03/15/23 (e)	305,000	294,325
Devon Financing Co. LLC, 7.88%, 09/30/31	505,000	655,324
Ecopetrol SA, 4.13%, 01/16/25	415,000	406,700
5.88%, 05/28/45	610,000	559,980
Enbridge, Inc., 2.90%, 07/15/22	185,000	184,630
EnLink Midstream Partners LP, 4.15%, 06/01/25	360,000	355,505
EP Energy LLC, 8.00%, 11/29/24 (a)(e)	300,000	299,250
Genesis Energy LP, 5.75%, 02/15/21	245,000	244,387
Holly Energy Partners LP, 6.00%, 08/01/24 (a)	125,000	130,000
KazMunayGas National Co. JSC, 6.38%, 04/09/21 (a)	250,000	271,545
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)	325,000	331,094
NuStar Logistics LP, 6.75%, 02/01/21	290,000	316,100
5.63%, 04/28/27 (e)	155,000	162,750
Pertamina Persero PT, 4.30%, 05/20/23 (a)	150,000	155,341
6.00%, 05/03/42 (a)	195,000	210,503
Petroamazonas EP, 4.63%, 02/16/20 (a)	200,000	187,000
Petrobras Argentina SA, 7.38%, 07/21/23 (a)	200,000	210,948
Petrobras Global Finance BV, 4.38%, 05/20/23 (e)	325,000	306,475
7.38%, 01/17/27	150,000	158,700
Petroleos de Venezuela SA,
Reg. S, 8.50%, 10/27/20	330,000	237,930
Reg. S, 5.38%, 04/12/27	390,000	140,400
Reg. S, 5.50%, 04/12/37	520,000	185,900
Petroleos del Peru SA, 5.63%, 06/19/47 (a)	375,000	378,750
Petroleos Mexicanos, 4.88%, 03/11/22 (a)(b)(e)	150,000	161,775
5.38%, 03/13/22 (a)(e)	190,000	200,022
5.63%, 01/23/46	940,000	833,310
6.75%, 09/21/47	325,000	328,211

Corporate Bonds (continued)

	Principal Amount		Market Value

Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC, 5.63%, 04/15/20 (a)		$435,000	$462,188
Sabine Pass Liquefaction LLC, 5.62%, 02/01/21 (e)		265,000	288,498
6.25%, 03/15/22		440,000	498,245
Sanchez Energy Corp., 7.75%, 06/15/21 (e)		210,000	190,050
6.13%, 01/15/23 (e)		415,000	332,000
Tallgrass Energy Partners LP, 5.50%, 09/15/24 (a)		415,000	420,187
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26 (a)		645,000	621,148
Total Capital International SA, 4.25%, 11/26/21	AUD	780,000	624,274
Total Capital SA, 2.13%, 08/10/18		$475,000	477,877
Williams Partners LP, 3.60%, 03/15/22		485,000	495,504
3.75%, 06/15/27		480,000	475,115
WPX Energy, Inc., 6.00%, 01/15/22 (e)		180,000	178,200
YPF SA, 8.88%, 12/19/18 (a)		110,000	117,854

			15,525,355

Paper & Forest Products 0.4%
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21 (a)(e)		835,000	820,805
Georgia-Pacific LLC, 8.88%, 05/15/31		230,000	353,119
Suzano Austria GmbH, 7.00%, 03/16/47 (a)		70,000	71,050

			1,244,974

Pharmaceuticals 1.1%
AstraZeneca plc, 2.38%, 11/16/20		355,000	357,042
2.38%, 06/12/22		495,000	493,834
Mylan NV, 3.95%, 06/15/26 (e)		505,000	511,686
5.25%, 06/15/46 (e)		225,000	246,127
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19		575,000	572,331
3.20%, 09/23/26		280,000	273,799
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 07/21/23		295,000	286,930
3.15%, 10/01/26 (e)		395,000	375,123
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24 (a)		300,000	315,375

			3,432,247

17

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Professional Services 0.2%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39 (a)	$720,000	$734,489

Real Estate Management & Development 0.1%
Avison Young Canada, Inc., 9.50%, 12/15/21 (a)	250,000	249,375

Road & Rail 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (a)(b)(e)	290,000	308,125
Ashtead Capital, Inc., 5.63%, 10/01/24 (a)	290,000	311,750
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (a)	62,000	66,030
Rumo Luxembourg Sarl, 7.38%, 02/09/24 (a)	110,000	112,981

		798,886

Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc., 7.50%, 08/15/22	275,000	305,250
Micron Technology, Inc., 5.25%, 08/01/23 (a)	400,000	415,400

		720,650

Software 0.1%
Oracle Corp., 1.90%, 09/15/21	340,000	337,010

Specialty Retail 0.3%
CST Brands, Inc., 5.00%, 05/01/23	275,000	288,805
L Brands, Inc., 5.63%, 02/15/22 (e)	250,000	267,500
Penske Automotive Group, Inc., 5.50%, 05/15/26	300,000	298,500

		854,805

Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc., 2.85%, 05/11/24	430,000	432,083
Diamond 1 Finance Corp., 6.02%, 06/15/26 (a)	660,000	726,996
8.35%, 07/15/46 (a)	600,000	774,349
Hewlett Packard Enterprise Co., 2.45%, 10/05/17	322,000	322,804
2.85%, 10/05/18	355,000	358,038
6.20%, 10/15/35	480,000	519,007
NCR Corp., 6.38%, 12/15/23	325,000	348,969

		3,482,246

Corporate Bonds (continued)

	Principal Amount	Market Value

Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc., 4.88%, 05/15/26 (a)(e)	$300,000	$304,500

Thrifts & Mortgage Finance 0.2%
Quicken Loans, Inc., 5.75%, 05/01/25 (a)	625,000	645,313

Tobacco 0.6%
Altria Group, Inc., 9.25%, 08/06/19	434,000	498,219
9.95%, 11/10/38	55,000	93,096
10.20%, 02/06/39	272,000	468,055
Reynolds American, Inc., 6.88%, 05/01/20	315,000	354,317
8.13%, 05/01/40	245,000	342,499

		1,756,186

Trading Companies & Distributors 0.2%
United Rentals North America, Inc., 4.63%, 07/15/23	310,000	321,858
5.50%, 05/15/27	175,000	180,250

		502,108

Transportation Infrastructure 0.1%
Autopistas del Sol SA, 7.38%, 12/30/30 (a)	125,000	129,531
ENA Norte Trust, 4.95%, 04/25/23 (a)	193,983	198,891

		328,422

Wireless Telecommunication Services 1.9%
America Movil SAB de CV, 5.00%, 10/16/19	460,000	490,785
Digicel Group Ltd., 7.13%, 04/01/22 (a)(e)	625,000	544,562
Digicel Ltd., 6.75%, 03/01/23 (a)(e)	925,000	869,805
Inmarsat Finance plc, 6.50%, 10/01/24 (a)	300,000	320,250
MTN Mauritius Investment Ltd., 6.50%, 10/13/26 (a)	750,000	786,337
Sprint Communications, Inc., 9.00%, 11/15/18 (a)	89,000	96,593
7.00%, 08/15/20	335,000	368,500
Sprint Corp., 7.88%, 09/15/23	465,000	534,750
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22 (a)	230,000	240,210
T-Mobile USA, Inc., 5.13%, 04/15/25	275,000	288,750
5.38%, 04/15/27	390,000	418,275
Vodafone Group plc, 5.45%, 06/10/19	910,000	968,605

		5,927,422

Total Corporate Bonds (cost $128,922,830)		131,761,770

18

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Foreign Government Securities 11.8%

	Principal Amount		Market Value

ANGOLA 0.0%†
Republic of Angola,
Reg. S, 7.00%, 08/17/19		$140,625	$144,779

ARGENTINA 1.0%
City of Buenos Aires Argentina, 23.17%, 03/29/24 (b)	ARS	2,619,854	153,732
Provincia de Buenos Aires,
Reg. S, 9.38%, 09/14/18		$250,000	266,000
Reg. S, 6.50%, 02/15/23		270,000	275,670
7.88%, 06/15/27		260,000	268,450
Provincia de Cordoba, 7.13%, 08/01/27 (a)		175,000	173,908
Provincia de Neuquen, 7.50%, 04/27/25 (a)		170,000	174,250
Republic of Argentina, 22.75%, 03/05/18	ARS	1,546,000	93,514
21.20%, 09/19/18		7,553,000	457,609
6.63%, 07/06/28		$315,000	316,575
0.00%, 12/15/35 (b)		890,000	79,210
2.50%, 12/31/38 (c)		480,000	313,920
7.63%, 04/22/46		80,000	81,880
7.13%, 06/28/17 (a)		355,000	322,163

			2,976,881

BAHRAIN 0.1%
Kingdom of Bahrain, 6.00%, 09/19/44 (a)		360,000	299,473

BELGIUM 0.2%
Kingdom of Belgium,
Reg. S, 1.60%, 06/22/47 (a)	EUR	609,501	664,787

BRAZIL 0.9%
Federative Republic of Brazil, 4.88%, 01/22/21		$365,000	382,520
10.00%, 01/01/25	BRL	4,269,000	1,258,713
10.00%, 01/01/27		3,660,000	1,073,310

			2,714,543

CANADA 0.6%
Canada Government Bond, 2.25%, 06/01/25	CAD	1,360,000	1,096,390
Province of British Columbia Canada, 6.60%, 01/09/20 (a)	INR	8,800,000	138,325
Province of Quebec Canada, 4.50%, 12/01/20	CAD	650,000	549,026

			1,783,741

CHILE 0.1%
Republic of Chile, 3.86%, 06/21/47		$250,000	250,625

Foreign Government Securities (continued)

	Principal Amount		Market Value

COLOMBIA 0.2%
Republic of Colombia, 4.38%, 07/12/21		$150,000	$159,600
2.63%, 03/15/23 (e)		160,000	156,000
5.00%, 06/15/45		430,000	432,580

			748,180

COSTA RICA 0.1%
Republic of Costa Rica, 7.16%, 03/12/45 (a)		300,000	315,000

CROATIA 0.3%
Republic of Croatia, 6.75%, 11/05/19 (a)		455,000	495,381
Reg. S, 3.88%, 05/30/22	EUR	225,000	283,967
6.00%, 01/26/24 (a)(e)		$240,000	268,846

			1,048,194

DOMINICAN REPUBLIC 0.1%
Dominican Republic, 6.85%, 01/27/45 (a)		260,000	276,900

ECUADOR 0.1%
Republic of Ecuador, 9.63%, 06/02/27 (a)		250,000	250,000

EGYPT 0.2%
Arab Republic of Egypt, 8.50%, 01/31/47 (a)		200,000	215,590
Egypt Government Bond, 6.13%, 01/31/22 (a)		300,000	306,450

			522,040

EL SALVADOR 0.1%
Republic of El Salvador, 8.63%, 02/28/29 (a)		250,000	260,000

GERMANY 0.0%†
Federal Republic of Germany,
Reg. S, 2.50%, 08/15/46	EUR	61,328	91,352

GHANA 0.1%
Republic of Ghana, 8.13%, 01/18/26 (a)		$270,000	275,351

HUNGARY 0.4%
Republic of Hungary, 4.13%, 02/19/18		240,000	243,374
6.00%, 11/24/23	HUF	37,700,000	171,065
3.25%, 10/22/31		213,490,000	753,499

			1,167,938

INDONESIA 0.6%
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/26 (a)		$245,000	255,119

19

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Market Value

INDONESIA (continued)
Republic of Indonesia, 3.38%, 04/15/23 (a)		$260,000	$261,066
4.35%, 01/08/27 (a)		310,000	323,274
3.75%, 06/14/28 (a)	EUR	200,000	250,201
8.75%, 05/15/31	IDR	1,975,000,000	167,084
8.25%, 05/15/36		4,101,000,000	330,018
5.25%, 01/17/42 (a)		$175,000	189,153
5.25%, 01/08/47 (a)		200,000	217,593

			1,993,508

IRELAND 0.1%
Republic of Ireland,
Reg. S, 1.00%, 05/15/26	EUR	155,000	178,821

ITALY 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 06/01/25		430,000	480,685

IVORY COAST 0.1%
Republic of Cote d’Ivoire, 6.13%, 06/15/33		$200,000	192,000

KAZAKHSTAN 0.1%
KazAgro National Management Holding JSC, 4.63%, 05/24/23 (a)		255,000	253,827

KENYA 0.1%
Republic of Kenya, 5.88%, 06/24/19 (a)		250,000	256,635
6.88%, 06/24/24 (a)		120,000	122,700

			379,335

MALAYSIA 0.4%
Malaysia Government Bond, 3.58%, 09/28/18	MYR	4,855,000	1,135,002
3.76%, 03/15/19		1,102,000	258,346

			1,393,348

MEXICO 0.8%
United Mexican States, 6.50%, 06/09/22	MXN	17,650,000	966,830
4.00%, 10/02/23		$85,000	88,901
7.50%, 06/03/27	MXN	15,320,000	888,385
8.50%, 11/18/38		7,050,000	444,328

			2,388,444

NETHERLANDS 0.2%
Netherlands Government Bond,
Reg. S, 2.50%, 01/15/33 (a)	EUR	500,000	700,285

Foreign Government Securities (continued)

	Principal Amount		Market Value

PERU 0.3%
Peruvian Government International Bond, 5.70%, 08/12/24 (a)	PEN	653,000	$209,198
8.20%, 08/12/26 (a)		1,410,000	520,008
6.95%, 08/12/31 (a)		768,000	261,858

			991,064

PHILIPPINES 0.1%
Republic of the Philippines, 3.90%, 11/26/22	PHP	10,000,000	196,690

POLAND 0.4%
Republic of Poland, 5.50%, 10/25/19	PLN	783,000	228,043
2.50%, 07/25/26		3,600,000	917,863

			1,145,906

ROMANIA 0.3%
Romania Government Bond, 3.25%, 03/22/21	RON	865,000	223,225
3.25%, 04/29/24		2,470,000	621,450

			844,675

RUSSIA 0.5%
Russian Federal Bond — OFZ, 6.20%, 01/31/18	RUB	32,500,000	545,763
7.50%, 02/27/19		14,358,000	242,003
7.05%, 01/19/28		22,010,000	355,482
Russian Foreign Bond,
Reg. S, 5.00%, 04/29/20		$100,000	105,973
5.25%, 06/23/47 (a)		400,000	402,789

			1,652,010

SAUDI ARABIA 0.1%
KSA Sukuk Ltd., 2.89%, 04/20/22 (a)		180,000	180,287

SENEGAL 0.1%
Republic of Senegal, 6.25%, 05/23/33 (a)		200,000	202,947

SERBIA 0.1%
Republic of Serbia, 7.25%, 09/28/21 (a)		195,000	225,252

SLOVENIA 0.1%
Republic of Slovenia,
Reg. S, 4.63%, 09/09/24	EUR	157,000	231,113

SOUTH AFRICA 0.3%
Republic of South Africa, 4.30%, 10/12/28		$490,000	457,727
7.00%, 02/28/31	ZAR	5,200,000	325,113
8.75%, 01/31/44		3,015,007	205,454

			988,294

20

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Market Value

SOUTH KOREA 0.0%†
Export-Import Bank of Korea, 6.90%, 01/08/21 (d)	IDR	2,100,000,000	$157,569

SPAIN 0.3%
Kingdom of Spain,
Reg. S, 1.30%, 10/31/26 (a)	EUR	440,000	497,616
Reg. S, 5.15%, 10/31/28 (a)		300,000	462,945

			960,561

SRI LANKA 0.2%
Democratic Socialist Republic of Sri Lanka, 6.25%, 10/04/20 (a)		$100,000	105,515
Reg. S, 6.25%, 07/27/21		400,000	423,658
6.20%, 05/11/27 (a)		250,000	249,602

			778,775

SWEDEN 0.2%
Sweden Government Bond, 1.00%, 11/12/26	SEK	5,600,000	685,877

TURKEY 0.9%
Hazine Mustesarligi Varlik Kiralama A/S, 4.56%, 10/10/18 (a)		$130,000	132,730
Republic of Turkey, 11.10%, 05/15/19	TRY	1,883,000	537,443
9.20%, 09/22/21		1,698,000	461,606
5.13%, 03/25/22 (e)		$260,000	269,843
4.25%, 04/14/26		250,000	237,285
11.00%, 02/24/27	TRY	3,633,200	1,078,049

			2,716,956

UKRAINE 0.3%
Ukraine Government Bond,
Reg. S, 7.75%, 09/01/20		$190,000	$194,560
Reg. S, 7.75%, 09/01/21		155,000	157,426
Reg. S, 7.75%, 09/01/23		300,000	297,000
Ukreximbank Via Biz Finance plc,
Reg. S, 9.63%, 04/27/22		300,000	309,000

			957,986

UNITED KINGDOM 0.3%
United Kingdom Gilt,
Reg. S, 4.75%, 12/07/30	GBP	133,000	241,377
Reg. S, 4.25%, 06/07/32		350,000	614,665

			856,042

URUGUAY 0.1%
Oriental Republic of Uruguay, 9.88%, 06/20/22 (a)	UYU	6,854,000	247,292

Foreign Government Securities (continued)

	Principal Amount	Market Value

VENEZUELA 0.0%†
Bolivarian Republic of Venezuela,
Reg. S, 6.00%, 12/09/20	$285,000	$128,250

ZAMBIA 0.1%
Republic of Zambia, 5.38%, 09/20/22 (a)	255,000	238,805

Total Foreign Government Securities (cost $35,599,793)		36,136,388

Loan Participations 8.7%
Aerospace & Defense 0.5%
Transdigm, Inc., 1st Lien Tranche D Term Loan, 4.29%, 06/04/21	1,453,139	1,451,512

Automobiles 0.2%
Navistar, Inc., Term Loan B, 5.09%, 08/07/20	694,710	702,095

Chemicals 0.8%
MacDermid, Inc., Term loan B 6, 4.23%, 06/07/23	1,018,999	1,019,763
PQ CORP., 1st Lien Term Loan, 5.48%, 11/04/22	1,341,475	1,354,890

		2,374,653

Commercial Services & Supplies 0.5%
WideOpenWest Finance LLC, Term Loan B, 4.70%, 08/18/23	1,434,163	1,431,724

Consumer Products 0.4%
Party City Holdings Inc., 1st Lien Term Loan B, 4.19%, 08/19/22	1,249,756	1,250,431

Diversified Telecommunication Services 0.7%
Centurylink, Inc., 1st Lien Term Loan, 1.38%, 01/31/25	1,000,000	988,060
Sable International Finance Ltd., Term Loan B3, 4.73%, 01/31/25	650,000	651,222
Windstream Corp., Term Loan B, 5.21%, 03/29/21	522,043	520,518

		2,159,800

Electric Utilities 0.2%
Vistra Operations Co. LLC, Term Loan B2, 4.47%, 12/14/23	698,246	697,722

21

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Loan Participations (continued)

	Principal Amount	Market Value

Equity Real Estate Investment Trusts (REITs) 0.1%
Communications Sales & Leasing, Inc., 1st Lien Term Loan, 6.25%, 10/24/22	$481,369	$481,970

Healthcare Providers and Services 0.5%
CHG Healthcare Services, Inc., Term Loan, 4.42%, 06/07/23	1,437,739	1,450,923

Hotels, Restaurants & Leisure 0.3%
Scientific Games International, Inc., Term Loan B3, 5.11%, 10/01/21 (b)	781,277	788,551

Insurance 0.5%
Asurion LLC, 1st Lien Term Loan B5, 4.23%, 11/03/23 (b)	1,417,502	1,424,589

Internet Software & Services 0.3%
Cologix, 1st Lien Term Loan, 4.22%, 03/15/24 (b)	802,988	801,647

IT Services 0.5%
First Data Corp., Term Loan B, 3.72%, 04/26/24 (b)	1,427,779	1,427,265

Media 1.0%
Cengage Learning Inc., Term Loan B1, 5.34%, 05/27/23	1,342,340	1,265,303
IMG Worldwide, Inc., 1st Lien Term Loan, 4.48%, 05/06/21	248,237	248,961
McGraw-Hill Global Education Holding LLC, 1st Lien Term Loan, 5.23%, 05/02/22	1,351,350	1,327,485
Tribune Co., Term Loan, 5.98%, 08/04/21 (b)	142,802	141,910

		2,983,659

Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy, Term loan, 8.69%, 08/23/21	500,000	528,250
Jonah Energy LLC, 2nd Lien Term Loan, 7.73%, 05/12/21	245,000	233,159

		761,409

Paper & Forest Products 0.1%
Catalyst Paper Corp., Term Loan, 0.00%, 01/01/00 (d)(k)	180,733	180,733

Loan Participations (continued)

	Principal Amount	Market Value

Road & Rail 0.1%
Neff Rental LLC, 2nd Lien Term Loan, 7.66%, 06/09/21 (b)	$201,661	$201,661

Software 0.3%
Dell International LLC, 1st Lien Term Loan, 3.73%, 09/07/23	995,006	998,320

Specialty Retail 0.5%
J Crew Group Initial Loan, 1st Lien Term Loan, 4.25%, 03/05/21	153,028	90,626
Jo-Ann Stores Holdings, Inc., Term Loan, 6.39%, 10/20/23	318,400	316,675
Petco Animal Supplies, Inc., Term Loan B1, 4.17%, 01/26/23	1,356,266	1,221,317

		1,628,618

Supermarkets 0.4%
Albertson’s LLC, Term Loan B4, 3.98%, 08/25/21	1,312,552	1,294,833

Technology 0.0%†
BMC Software Inc., 1st Lien Term Loan, 5.23%, 09/10/22	128,491	128,675

Wireless Telecommunication Services 0.6%
Digicel Intl. Finance Ltd., Term Loan, 4.94%, 05/27/24	450,000	452,673
Sprint Corp., 1st Lien Term Loan, 3.75%, 02/02/24	1,496,250	1,495,936

		1,948,609

Total Loan Participation (cost $26,846,873)		26,569,399

Mortgage-Backed Securities 11.2%
FHLMC Gold Pool
Pool# C90381 7.50%, 11/01/20	83	86
Pool# C00712 6.50%, 02/01/29	3,602	4,045
Pool# J32653 3.50%, 08/01/30	82,934	86,629
Pool# C41531 8.00%, 08/01/30	1,323	1,391
Pool# J32749 3.50%, 09/01/30	75,035	78,395

22

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Mortgage-Backed Securities 11.2%

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# C42327 8.00%, 09/01/30	$787	$893
Pool# C01104 8.00%, 12/01/30	5,408	6,295
Pool# C49587 8.00%, 03/01/31	15,747	16,525
Pool# C50477 8.00%, 04/01/31	11,852	12,504
Pool# C53381 8.00%, 06/01/31	1,142	1,146
Pool# C69951 6.50%, 08/01/32	17,494	19,338
Pool# G60085 5.50%, 06/01/41	209,620	235,082
Pool# Q20545 3.50%, 07/01/43	318,878	329,004
Pool# G07787 4.00%, 08/01/44	484,075	514,282
Pool# G60847 4.00%, 01/01/45	745,355	789,488
Pool# Q37249 3.50%, 11/01/45	369,281	381,856
Pool# Q38896 4.00%, 02/01/46	887,238	939,507
Pool# Q39379 4.50%, 03/01/46	148,341	160,008
Pool# G08706 3.50%, 05/01/46	975,875	1,003,326
FNMA Pool
Pool# FN0004 3.62%, 12/01/20	132,041	138,743
Pool# AM9378 3.13%, 07/01/25	314,334	322,192
Pool# AN0571 3.10%, 01/01/26	375,000	384,473
Pool# AN2259 2.55%, 07/01/26	295,326	290,696
Pool# 540017 8.00%, 05/01/30	1,106	1,109
Pool# AZ4471 3.50%, 07/01/30	126,670	131,879
Pool# AZ6158 3.50%, 09/01/30	51,239	53,492
Pool# AL6344 5.00%, 02/01/31	25,886	28,341
Pool# 564993 7.50%, 03/01/31	7,227	7,396
Pool# 606566 7.50%, 10/01/31	3,156	3,272
Pool# 642656 7.00%, 07/01/32	4,997	5,039
Pool# AB0047 4.50%, 04/01/35	449,158	487,103

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# 886574 3.33%, 08/01/36 (b)	$45,458	$48,793
Pool# 888817 5.50%, 08/01/37	104,263	116,725
Pool# AL1104 5.50%, 02/01/38	177,385	198,509
Pool# 995049 5.50%, 02/01/38	157,644	176,490
Pool# 257231 5.50%, 06/01/38	141,503	157,453
Pool# AE0811 6.00%, 09/01/39	41,096	46,547
Pool# AC9581 5.50%, 01/01/40	53,066	59,574
Pool# AL5814 5.50%, 07/01/40	505,109	566,981
Pool# AL5760 4.00%, 09/01/43	318,527	337,849
Pool# AS4991 3.50%, 05/01/45	1,140,134	1,176,418
Pool# AY4204 3.50%, 05/01/45	542,705	559,970
Pool# AZ9821 3.50%, 09/01/45	374,478	384,851
Pool# AL7441 3.50%, 10/01/45	272,866	280,424
Pool# BC0302 4.50%, 03/01/46	421,880	461,326
Pool# AS6938 4.00%, 04/01/46	1,429,408	1,513,640
Pool# AS7545 3.50%, 07/01/46	983,523	1,010,766
Pool# MA2772 3.50%, 10/01/46	871,110	895,239
Pool# AS8204 3.50%, 10/01/46	667,698	689,088
Pool# MA2833 3.00%, 12/01/46	3,504,281	3,502,026
Pool# BE4223 3.50%, 12/01/46	244,239	251,512
Pool# MA2956 3.00%, 04/01/47	1,107,924	1,107,211
Pool# AS9535 4.00%, 05/01/47	408,873	430,285
FNMA TBA
3.00%, 07/25/32	890,000	913,432
3.00%, 07/25/47	1,810,000	1,807,560
3.50%, 07/25/47	2,450,000	2,516,322
4.00%, 07/25/47	4,000,000	4,204,844
4.50%, 07/25/47	374,000	401,188
GNMA II Pool
Pool# 82468 2.38%, 01/20/40 (b)	156,140	160,629
Pool# 82483 2.38%, 02/20/40 (b)	54,428	55,711

23

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA II Pool (continued)
Pool# 82520 2.13%, 04/20/40 (b)	91,863	94,436
Pool# 82570 3.50%, 06/20/40 (b)	4,904	5,182
Pool# MA1161 5.50%, 07/20/43	72,550	79,948
Pool# MA1289 5.50%, 09/20/43	156,958	174,428
Pool# 710035 5.39%, 12/20/59 (b)	53,672	54,353
Pool# 725640 5.29%, 05/20/60 (b)	123,710	128,162
Pool# 710065 4.81%, 02/20/61 (b)	364,404	373,885
Pool# 773443 5.06%, 04/20/62 (b)	148,650	153,889
Pool# 766552 4.79%, 05/20/62 (b)	93,475	96,552
Pool# 765227 4.55%, 11/20/62 (b)	710,156	739,943
Pool# AC0942 4.66%, 01/20/63 (b)	25,953	27,736
Pool# AC0934 4.70%, 01/20/63 (b)	75,535	81,153
Pool# AJ4785 4.69%, 08/20/64 (b)	177,198	181,879
Pool# AS6007 4.55%, 12/20/66 (b)	411,896	453,451
Pool# AY2220 4.51%, 01/20/67 (b)	892,191	983,641

Total Mortgage-Backed Securities (cost $34,404,010)		34,093,536

Municipal Bonds 0.4%
Georgia 0.4%
Municipal Electric Authority of Georgia, RB
Series A, 6.64%, 04/01/57	675,000	828,623
Series A, 7.06%, 04/01/57	440,000	506,128

Total Municipal Bonds (cost $1,116,312)		1,334,751

Supranational 1.3%
Africa Finance Corp., 3.88%, 04/13/24(a)	205,000	202,991
Banque Ouest Africaine de Developpement, 5.50%, 05/06/21(a)	560,000	593,409

Supranational (continued)

	Principal Amount		Market Value

Eastern and Southern African Trade and Development Bank, 6.38%, 12/06/18		$320,000	$334,400
European Bank for Reconstruction & Development, 7.38%, 04/15/19	IDR	9,440,000,000	723,367
Inter-American Development Bank, 7.00%, 02/04/19		1,000,000,000	75,108
International Bank for Reconstruction & Development 6.38%, 08/07/18	INR	10,000,000	155,714
5.75%, 10/28/19		17,650,000	273,403
3.50%, 01/22/21	NZD	488,000	364,137
3.00%, 10/19/26	AUD	461,000	348,866
International Finance Corp., 6.45%, 10/30/18	INR	50,050,000	776,300

Total Supranational (cost $3,768,876)			3,847,695

U.S. Government Agency Security 0.1%
FHLMC 5.13%, 11/17/17		$265,000	268,949

Total U.S. Government Agency Security (cost $265,925)			268,949

U.S. Treasury Obligations 9.1%
U.S. Treasury Bond 2.25%, 08/15/46 (e)		2,550,000	2,244,997
2.88%, 11/15/46 (e)		1,440,000	1,447,931
3.00%, 02/15/47		3,960,000	4,084,986
U.S. Treasury Inflation Linked Note , 0.38%, 01/15/27 (i)		500,000	497,095
U.S. Treasury Note 1.25%, 05/31/19 (e)		4,710,000	4,698,592
1.25%, 06/30/19		130,000	129,645
1.75%, 05/31/22		2,355,000	2,341,202
1.75%, 06/30/22		2,610,000	2,593,077
2.00%, 05/31/24		1,420,000	1,408,573
2.38%, 05/15/27		8,210,000	8,261,953

Total U.S. Treasury Obligations (cost $27,567,019)			27,708,051

24

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Short-Term Investments 6.2%

	Shares	Market Value

Money Market Fund 4.2%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.18% (j)	12,670,015	$12,675,083

	Principal Amount

U.S. Treasury Obligation 2.0%
U.S. Treasury Bill, 0.88%, 07/13/17	$6,205,000	6,203,666

Total Short-Term Investments (cost $18,878,274)		18,878,749

Common Stocks 0.2%

	Shares

IT Services 0.1%
iPayment Holdings, Inc. * (d)	265,038	106,015
iPayment, Inc. * (d)	1,697	169,700

		275,715

Oil, Gas & Consumable Fuels 0.1%
Chaparral Energy, Inc. * (d)	15,180	307,934
Frontera Energy Corp. SL *	5,162	133,913
Templar Energy LLC * (d)	6,672	36,696

		478,543

Paper & Forest Products 0.0%†
Catalyst Paper Corp. * (d)	344,368	14,291

Wireless Telecommunication Services 0.0%†
NII Holdings, Inc. * (e)	20,137	16,190

Total Common Stocks (cost $1,250,344)		784,739

Preferred Stock 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC, 0.00%, * (d)(l)	4,172	38,591

Total Preferred Stock (cost $41,720)		38,591

Repurchase Agreements 2.8%

	Principal Amount	Market Value

BNP Paribas Securities Corp. 1.10%, dated 06/30/17, due 07/03/17, repurchase price $1,000,092, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value $1,020,000. (m)(n)	$1,000,000	$1,000,000
ML Pierce Fenner & Smith, Inc. 1.10%, dated 06/30/17, due 07/03/17, repurchase price $6,414,876, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $6,542,574. (m)(n)	6,414,288	6,414,288
RBS Securities, Inc. 1.06%, dated 06/30/17, due 07/07/17, repurchase price $1,000,206, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 02/15/25; total market value $1,020,029. (m)(n)	1,000,000	1,000,000

Total Repurchase Agreements (cost $8,414,288)		8,414,288

Total Investments (cost $316,398,641) (p) — 104.8%		319,680,974
Liabilities in excess of other assets — (4.8)%		(14,612,386)

NET ASSETS — 100.0%		$305,068,588

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $80,312,985 which represents 26.33% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2017. The maturity date represents the actual maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2017.

(d)	Fair valued security.

25

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

(e)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $22,941,656, which was collateralized by cash used to purchase repurchase agreements with a total value of $8,414,288 and by $15,426,076 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 9.00%, and maturity dates ranging from 07/15/17 - 02/15/47, a total value of $23,840,364.

(f)	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the PIK rate.

(g)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2017. The maturity date reflects the next call date.

(h)	Security in default.

(i)	Principal amounts are not adjusted for inflation.

(j)	Represents 7-day effective yield as of June 30, 2017.

(k)	Illiquid security

(l)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of June 30, 2017.

(m)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $8,414,288.

(n)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(o)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.

(p)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.
AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

BV	Private Limited Liability Company

DAC	Designated Activity Company

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GILT	Government Index-Linked Treasury

GmbH	Limited Liability Company
GNMA	Government National Mortgage Association

IO	Interest only (IO) strips are the interest portion of mortgage, Treasury or bond payments, which is separated and sold individually from the principal portion of those same payments.

JSC	Joint Stock Company

KG	Limited Partnership

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

MTN	Medium Term Note

NV	Public Traded Company

OAO	Joint Stock Company

OYJ	Public Traded Company

plc	Public Limited Company

RB	Revenue Bond

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAB	Public Traded Company

SAB de CV	Public Traded Company

TBA	To Be Announced

Currency:
ARS	Argentina Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	Great British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

26

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

INR	Indian Rupee

MXN	Mexican Peso

MYR	Malaysia Ringgit

NZD	New Zealand Dollar

PEN	Peru Nuevo Sol

PHP	Philippines Peso

PLN	Poland New Zloty

RON	Romanian Leu

RUB	Russia Ruble

SEK	Swedish Krona

TRY	Turkish Lira

UYU	Uruguay Peso Uruguayo

ZAR	South Africa Rand

At June 30, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Toronto Dominion Bank	07/31/17	(2,230,006)	$(1,695,585)	$(1,713,340)	$(17,755)
British Pound	Toronto Dominion Bank	07/31/17	(675,762)	(874,122)	(880,938)	(6,816)
Hungarian Forint	Toronto Dominion Bank	07/31/17	(54,541,983)	(200,305)	(201,932)	(1,627)
Korean Won	Standard Chartered Bank	07/12/17	(509,555,000)	(446,000)	(445,388)	612
Korean Won	Standard Chartered Bank	07/12/17	(233,070,000)	(204,000)	(203,720)	280
Mexican Peso	Toronto Dominion Bank	07/31/17	(7,147,282)	(396,943)	(392,041)	4,902
Mexican Peso	Toronto Dominion Bank	07/31/17	(2,246,186)	(124,748)	(123,207)	1,541
New Zealand Dollar	Standard Chartered Bank	07/31/17	(322,280)	(235,780)	(236,050)	(270)
Polish Zlotych	Toronto Dominion Bank	07/31/17	(1,223,270)	(327,669)	(330,064)	(2,395)
Russian Ruble	JPMorgan Chase Bank	07/13/17	(26,513,660)	(461,830)	(448,810)	13,020
Russian Ruble	Standard Chartered Bank	07/13/17	(13,183,987)	(227,467)	(223,172)	4,295
Russian Ruble	Standard Chartered Bank	07/13/17	(6,036,302)	(104,146)	(102,180)	1,966
South African Rand	Toronto Dominion Bank	07/31/17	(1,439,195)	(110,118)	(109,477)	641

Total Short Contracts				$(5,408,713)	$(5,410,319)	$(1,606)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	Standard Chartered Bank	07/31/17	212,015	$161,828	$163,579	$1,751
Canadian Dollar	Standard Chartered Bank	07/31/17	1,143,724	872,985	882,432	9,447
Euro	Toronto Dominion Bank	07/31/17	231,648	263,416	264,961	1,545
Euro	Toronto Dominion Bank	07/31/17	200,152	227,601	228,936	1,335
Hungarian Forint	Toronto Dominion Bank	07/31/17	168,558,691	619,032	624,061	5,029
Japanese Yen	Toronto Dominion Bank	07/31/17	440,642,316	3,935,652	3,922,360	(13,292)
Korean Won	Standard Chartered Bank	07/12/17	232,423,939	207,133	203,155	(3,978)
Korean Won	Standard Chartered Bank	07/12/17	510,076,363	454,573	445,844	(8,729)
Mexican Peso	Barclays Bank plc	07/31/17	5,419,056	300,000	297,245	(2,755)
Polish Zlotych	Toronto Dominion Bank	07/31/17	374,532	100,323	101,056	733
South African Rand	Toronto Dominion Bank	07/31/17	886,844	67,856	67,461	(395)
Turkish Lira	Toronto Dominion Bank	07/31/17	337,776	95,122	95,279	157
Turkish Lira	Toronto Dominion Bank	07/31/17	89,534	25,214	25,256	42
Turkish Lira	Toronto Dominion Bank	07/31/17	1,064,811	300,000	300,360	360

Total Long Contracts				$7,630,735	$7,621,985	$(8,750)

The accompanying notes are an integral part of these financial statements.

27

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund
Assets:
Investments, at value* (cost $307,984,353)	$311,266,686
Repurchase agreements, at value (cost $8,414,288)	8,414,288

Total Investments, at value (total cost $316,398,641)	319,680,974

Cash	7,345,914
Interest and dividends receivable	2,564,657
Security lending income receivable	5,291
Receivable for investments sold	3,012,365
Receivable for capital shares issued	4,748
Reclaims receivable	3,070
Unrealized appreciation on forward foreign currency contracts (Note 2)	47,656
Prepaid expenses	1,631

Total Assets	332,666,306

Liabilities:
Payable for investments purchased	16,951,978
Payable for capital shares redeemed	1,762,888
Foreign currency overdraft payable (cost $160,390)	160,540
Unrealized depreciation on forward foreign currency contracts (Note 2)	58,012
Payable upon return of securities loaned (Note 2)	8,414,288
Payable for capital gain country tax	162
Accrued expenses and other payables:
Investment advisory fees	143,083
Fund administration fees	11,110
Administrative servicing fees	37,865
Accounting and transfer agent fees	7,090
Deferred capital gain country tax	1,951
Custodian fees	2,250
Compliance program costs (Note 3)	296
Professional fees	24,837
Printing fees	17,611
Recoupment fees (Note 3)	3,606
Other	151

Total Liabilities	27,597,718

Net Assets	$305,068,588

Represented by:
Capital	$301,315,636
Accumulated undistributed net investment income	13,161,509
Accumulated net realized losses from investments, futures, forward and foreign currency transactions	(12,683,140)
Net unrealized appreciation/(depreciation) from investments†	3,280,382
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(10,356)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	4,557

Net Assets	$305,068,588

Net Assets:
Class I Shares	$305,068,588

Total	$305,068,588

28

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	32,136,606

Total	32,136,606

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.49

*	Includes value of securities on loan of $22,941,656 (Note 2).
†	Net of $1,951 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

29

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund
INVESTMENT INCOME:
Interest income	$6,218,081
Dividend income	54,446
Income from securities lending (Note 2)	29,015

Total Income	6,301,542

EXPENSES:
Investment advisory fees	888,362
Fund administration fees	70,786
Administrative servicing fees Class I Shares	222,150
Professional fees	23,970
Printing fees	11,519
Trustee fees	4,527
Custodian fees	5,762
Accounting and transfer agent fees	14,761
Compliance program costs (Note 3)	598
Other	3,909

Total Expenses	1,246,344

NET INVESTMENT INCOME	5,055,198

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	2,300,835
Net realized losses from futures transactions (Note 2)	(567)
Net realized losses from forward and foreign currency transactions (Note 2)	(62,421)

Net realized gains from investments, futures, forward and foreign currency transactions	2,237,847

Net change in unrealized appreciation/(depreciation) from investments††	4,287,966
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,221
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	49,318
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	11,329

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	4,349,834

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	6,587,681

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,642,879

†	Net of capital gain country taxes of $4,629.
††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $7,364.

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets

	NVIT Multi Sector Bond Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$5,055,198	$10,891,462
Net realized gains/(losses) from investments, futures, forward and foreign currency transactions	2,237,847	(1,338,628)
Net change in unrealized appreciation/(depreciation) from investments futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	4,349,834	13,477,311

Change in net assets resulting from operations	11,642,879	23,030,145

Distributions to Shareholders From:
Net investment income:
Class I	–	(9,056,563)
Class Y	–	(11,567)

Change in net assets from shareholder distributions	–	(9,068,130)

Change in net assets from capital transactions	7,382,633	2,965,280

Change in net assets	19,025,512	16,927,295

Net Assets:
Beginning of period	286,043,076	269,115,781

End of period	$305,068,588	$286,043,076

Accumulated undistributed net investment income at end of period	$13,161,509	$8,106,311

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$21,970,131	$46,265,477
Dividends reinvested	–	9,056,563
Cost of shares redeemed	(14,228,910)	(52,512,142)

Total Class I Shares	7,741,221	2,809,898

Class Y Shares
Proceeds from shares issued	11,168	180,804
Dividends reinvested	–	11,567
Cost of shares redeemed	(369,756)	(36,989)

Total Class Y Shares	(358,588)	155,382

Change in net assets from capital transactions	$7,382,633	$2,965,280

SHARE TRANSACTIONS:
Class I Shares
Issued	2,369,067	5,127,506
Reinvested	–	976,993
Redeemed	(1,525,256)	(5,804,798)

Total Class I Shares	843,811	299,701

Class Y Shares
Issued	1,218	19,787
Reinvested	–	1,249
Redeemed	(39,733)	(4,076)

Total Class Y Shares	(38,515)	16,960

Total change in shares	805,296	316,661

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

31

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi Sector Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.13	0.16	0.20	0.36	–	–	$9.49	3.94%		$305,068,588	0.84%	3.41%	0.84%	115.33%
Year Ended December 31, 2016	$8.68	0.36	0.39	0.75	(0.30)	(0.30)	$9.13	8.65%		$285,691,722	0.88%	3.90%	0.88%	333.79%
Year Ended December 31, 2015	$9.12	0.34	(0.60)	(0.26)	(0.18)	(0.18)	$8.68	(2.89%)		$268,928,575	0.89%	3.75%	0.89%	390.73%
Year Ended December 31, 2014	$9.07	0.32	0.02	0.34	(0.29)	(0.29)	$9.12	3.77	%(g)	$286,558,897	0.91%	3.46%	0.91%	395.27%
Year Ended December 31, 2013	$9.49	0.34	(0.44)	(0.10)	(0.32)	(0.32)	$9.07	(1.02	%)(g)	$259,538,834	0.93%	3.61%	0.94%	389.22%
Year Ended December 31, 2012	$8.67	0.35	0.71	1.06	(0.24)	(0.24)	$9.49	12.25%		$258,964,456	0.95%	3.81%	0.95%	375.23%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

32

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi Sector Bond Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Flexible Fixed Income Fund.

The Fund currently offers Class I and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

33

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The

34

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$11,602,457	$—	$11,602,457
Collateralized Mortgage Obligations	—	9,667,040	—	9,667,040
Commercial Mortgage-Backed Securities	—	8,574,571	—	8,574,571
Common Stocks
IT Services	—	275,715	—	275,715
Oil, Gas & Consumable Fuels	375,337	36,696	66,510	478,543
Paper & Forest Products	—	14,291	—	14,291
Wireless Telecommunication Services	16,190	—	—	16,190
Total Common Stocks	$391,527	$326,702	$66,510	$784,739
Corporate Bonds	—	131,761,770	—	131,761,770
Foreign Government Securities	—	36,136,388	—	36,136,388
Forward Foreign Currency Contracts	—	47,656	—	47,656
Loan Participations	—	26,569,399	—	26,569,399
Mortgage-Backed Securities	—	34,093,536	—	34,093,536
Municipal Bonds	—	1,334,751	—	1,334,751
Preferred Stock	—	38,591	—	38,591
Repurchase Agreements	—	8,414,288	—	8,414,288
Short-Term Investments	12,675,083	6,203,666	—	18,878,749
Supranational	—	3,847,695	—	3,847,695
U.S. Government Agency Security	—	268,949	—	268,949
U.S. Treasury Obligations	—	27,708,051	—	27,708,051
Total Assets	$13,066,610	$306,595,510	$66,510	$319,728,630

Liabilities:
Forward Foreign Currency Contracts	$—	$(58,012)	$—	$(58,012)
Total Liabilities	$—	$(58,012)	$—	$(58,012)
Total	$13,066,610	$306,537,498	$66,510	$319,670,618

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

35

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/16	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(11,824)	(11,824)
Purchases*	78,334	78,334
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$66,510	$66,510
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 06/30/17**	$(11,824)	$(11,824)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments.”

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the

36

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts,” if applicable.

(d)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At June 30, 2017, the Fund had no open futures contracts.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$47,656
Total		$47,656

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(58,012)
Total		$(58,012)

37

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$25,639
Futures Contracts
Interest rate risk	(567)
Total	$25,072

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$49,318
Futures Contracts
Interest rate risk	1,221
Total	$50,539

The following tables provide a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$5,815,568
Average Settlement Value Sold	$5,065,395

Futures Contracts:
Average Notional Balance Long(a)	$160,469

(a) The Fund entered into long futures contracts from January 1, 2017 through February 21, 2017.

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

38

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2017:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$47,656	$—	$47,656
Total	$47,656	$—	$47,656

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amounts of Derivative Assets
JPMorgan Chase Bank	$13,020	$—	$—	$13,020
Standard Chartered Bank	18,351	(12,977)	—	5,374
Toronto Dominion Bank	16,285	(16,285)	—	—
Total	$47,656	$(29,262)	$—	$18,394

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(58,012)	$—	$(58,012)
Total	$(58,012)	$—	$(58,012)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amounts of Derivative Liabilities
Barclays Bank PLC	$(2,755)	$—	$—	$(2,755)
Standard Chartered Bank	(12,977)	12,977	—	—
Toronto Dominion Bank	(42,280)	16,285	—	(25,995)
Total	$(58,012)	$29,262	$—	$(28,750)

Amounts designated as “—” are zero.

39

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(e)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $8,414,288, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (e) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the

40

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% – 3.63%, maturing 02/15/18 – 05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% – 4.50%, maturing 07/01/41 – 06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89% – 2.00%, maturing 04/30/19 – 02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BNP Paribas Securities Corp.	$1,000,000	$—	$1,000,000	$(1,000,000)	$—
ML Pierce Fenner & Smith, Inc.	6,414,288	—	6,414,288	(6,414,288)	—
RBS Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Total	$8,414,288	$—	$8,414,288	$(8,414,288)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

41

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income is recorded on the ex-dividend date, and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

42

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Logan Circle Partners, LP (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Effective May 1, 2017, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.575%
$200 million up to $500 million	0.550%
$500 million and more	0.525%

Prior to May 1, 2017, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.625%
$200 million up to $500 million	0.60%
$500 million and more	0.575%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.60%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Effective May 1, 2017, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.78% for all share classes until April 30, 2018.

Prior to May 1, 2017, the Fund Expense Limitation Agreement limited the Fund’s operating expenses from exceeding 0.78% for all share classes.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain

43

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $70,786 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $598.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class I shares, for a total amount of $222,150.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

44

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $334,813,426 and sales of $324,855,364 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the six months ended June 30, 2017, the Fund had purchases of $104,459,466 and sales of $102,378,953 of U.S. Government securities (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Bank Loans

The bank loans in which the Fund invests are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Fund, to increased credit risk.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Credit and Emerging Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

45

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$316,617,544	$5,949,749	$(2,886,319)	$3,063,430

10.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

46

Supplemental Information

June 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)

BlackRock NVIT Managed Global Allocation Fund

Federated NVIT High Income Bond Fund

Neuberger Berman NVIT Socially Responsible Fund

Neuberger Berman NVIT Multi Cap Opportunities Fund

NVIT Core Bond Fund

NVIT Core Plus Bond Fund

NVIT Emerging Markets Fund

NVIT Government Bond Fund

NVIT International Equity Fund

NVIT Large Cap Growth Fund

NVIT Managed American Funds Growth-Income Fund

NVIT Managed American Funds Asset Allocation Fund

NVIT Government Money Market Fund

NVIT Multi Sector Bond Fund

NVIT Nationwide Fund

NVIT Real Estate Fund

NVIT Short Term Bond Fund

Templeton NVIT International Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

47

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Advisers, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including ,among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

48

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

American Century NVIT Multi Cap Value Fund, Neuberger Berman NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Government Bond Fund, NVIT Short Term Bond Fund, NVIT Nationwide Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Funds with expense challenges but without identified performance challenges

Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that the actual advisory fee rate of Federated NVIT High Income Bond Fund and NVIT Multi Sector Bond Fund did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of those two Funds ranked within the top three quintiles of the Fund’s Broadridge expense group.

49

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund. The Trustees noted the Adviser’s statements that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was only 2.8 basis points above the 60th percentile of its Broadridge expense group.

NVIT Multi Sector Bond Fund. The Trustees considered that the Adviser had implemented an advisory fee reduction in 2016 and also agreed to implement a further five-basis point reduction in the Fund’s advisory fee effective May 1, 2017.

Funds with performance challenges but without identified expense challenges

BlackRock NVIT Managed Global Allocation Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund, NVIT Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, NVIT Real Estate Fund, and Templeton NVIT International Value Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to NVIT Managed American Funds Asset Allocation Fund, which commenced operations in 2014, and the one-year period with respect to BlackRock NVIT Managed Global Allocation Fund which commenced operations 2015). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

BlackRock NVIT Managed Global Allocation Fund. The Trustees noted that the Fund had only been in operation for a relatively short period of time, and that the Adviser remains confident in the Sub-Adviser’s ability to deliver favorable long-term investment performance.

NVIT Emerging Markets Fund. The Trustees considered that, effective February 2016, two new Sub-Advisers replaced the former Sub-Adviser, and had observed that the Fund’s underperformance was attributable to the Fund’s prior Sub-Adviser.

NVIT International Equity Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors, and the fact that the Adviser remains confident in the abilities of the Fund’s Sub-Adviser. The Trustees further considered the Adviser’s statements that the Fund’s performance has improved since the replacement of its prior Sub-Adviser in 2013.

NVIT Large Cap Growth Fund. The Trustees considered that, effective December 2015, a new Sub-Adviser replaced the former Sub-Adviser, and that the Adviser has confidence in the ability of the Sub-Adviser to deliver favorable long-term investment performance.

NVIT Managed American Funds Asset Allocation Fund. The Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

NVIT Real Estate Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was largely due to a number of unfavorable sector allocations implemented by the Sub-Adviser. The Trustees considered that, although the Adviser continues to have confidence in the Sub-Adviser, the Adviser will maintain heightened monitoring of the Fund’s performance going forward.

50

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Templeton NVIT International Value Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors and regions, but that the Sub-Adviser had recently repositioned the Fund in a manner the Adviser considers constructive, and that the Adviser remains confident in the Sub-Adviser’s capabilities.

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), NVIT Government Money Market Fund, and NVIT Managed American Funds Growth-Income Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund). As to the Fund’s performance, the Trustees considered that the Board approved a change in Sub-Adviser for the Fund at its December 2016 meeting and additional time would be needed to evaluate the Fund’s performance following the change in portfolio management.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that, although the Fund’s actual advisory fee rate was ranked within the fourth quintile of its Broadridge expense group, the Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees further considered that the Adviser had agreed to implement an expense limitation agreement for the Fund that would lower the Fund’s total expense ratio (including 12b-1 and non-12b-1 service fees) effective May 1, 2017.

NVIT Government Money Market Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that the Fund’s investment strategy had performed within expectations during the low-yield environment and that the Fund had recently transitioned to a “government money market fund” in September 2016.

As to the Fund’s expenses, the Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and would consider other possible adjustments to the Fund’s expense structure going forward.

NVIT Managed American Funds Growth-Income Fund. As to the Fund’s performance, the Trustees considered that the Fund is designed to be offered as an investment option under variable insurance products, and that the Fund’s investment strategy calls for the Adviser to apply an overlay strategy intended to reduce volatility of the Fund under various market conditions. The Trustees considered the Adviser’s statement that, due to the levels of short-term volatility in the equity markets at various times during the performance measuring period, the use of the overlay had detracted from the Fund’s performance in addition to the Fund’s underweight to U.S. large cap equities. The Trustees considered the Adviser’s statement that it was confident in the Fund’s asset allocations and the ability of the Fund to provide investment exposures and long-term risk-adjusted returns consistent with the Fund’s investment strategy.

As to the Fund’s expenses, the Trustees noted the Adviser’s statements that, although there was an insufficient number of peer funds to provide quintile rankings with respect to its actual advisory fee rate, the Fund’s actual

51

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

advisory fee ranked first out of four within its Broadridge expense group. The Trustees also considered that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered the Adviser’s observation that the Fund’s expense group was comprised of only five external funds with considerable variability as to each component of expenses, other than underlying fund expenses, and significant waivers in place, making expense comparisons challenging.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by NVIT Managed American Funds Growth-Income Fund and NVIT Managed American Funds Asset Allocation Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

52

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

53

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

54

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

55

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

56

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

57

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

58

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

59

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Bond Index Fund

SAR-BDX 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

Fund Overview	NVIT Bond Index Fund

Asset Allocation†

U.S. Treasury Obligations	37.0%
Mortgage-Backed Securities	28.1%
Corporate Bonds	26.4%
Short-Term Investments	5.9%
Foreign Government Securities	2.0%
U.S. Government Agency Securities	1.4%
Supranational	1.2%
Commercial Mortgage-Backed Securities	1.2%
Repurchase Agreements	1.1%
Municipal Bonds	0.8%
Collateralized Mortgage Obligations	0.6%
Asset-Backed Securities	0.5%
Liabilities in excess of other assets††	(6.2)%
100.0%

Top Industries†††

Banks	4.0%
Oil, Gas & Consumable Fuels	2.4%
Capital Markets	1.3%
Electric Utilities	1.3%
Media	1.1%
Diversified Telecommunication Services	1.1%
Pharmaceuticals	1.0%
Consumer Finance	0.8%
Software	0.7%
Equity Real Estate Investment Trusts (REITs)	0.7%
Other Industries*	85.6%
100.0%

Top Holdings†††

Fidelity Investments Money Market Prime Money Market Portfolio—Institutional Class	5.6%
FNMA TBA, 3.00%, 07/25/47	1.9%
GNMA TBA, 3.00%, 07/15/47	1.5%
FHLMC TBA, 3.00%, 07/15/47	1.2%
U.S. Treasury Notes, 1.75%, 03/31/22	1.1%
U.S. Treasury Notes, 1.38%, 03/31/20	1.0%
U.S. Treasury Notes, 3.50%, 05/15/20	0.9%
U.S. Treasury Notes, 2.00%, 08/15/25	0.8%
U.S. Treasury Notes, 1.88%, 02/28/22	0.8%
U.S. Treasury Notes, 0.75%, 10/31/18	0.7%
Other Holdings*	84.5%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

Shareholder Expense Example	NVIT Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Bond Index Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,021.30	1.90	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38
Class Y Shares	Actual	(b)	1,000.00	1,022.20	1.15	0.23
	Hypothetical	(b)(c)	1,000.00	1,023.65	1.15	0.23

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Market Value

Airlines 0.1%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	$380,588	$405,327
Continental Airlines Pass-Through Trust, Series 2012-1 A, Class A, 4.15%, 04/11/24	281,094	295,148
United Airlines Pass-Through Trust, Series 2013-1 A, Class A, 4.30%, 08/15/25	438,620	466,034

		1,166,509

Automobiles 0.0%†
Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.39%, 05/17/21	1,100,000	1,093,370

Credit Card 0.4%
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1, 1.75%, 11/19/21	4,500,000	4,495,992
Series 2017-A3, Class A3, 1.92%, 04/07/22	1,100,000	1,101,216
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,750,000	1,752,177
Synchrony Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	1,250,000	1,248,481

		8,597,866

Total Asset-Backed Securities (cost $10,788,373)		10,857,745

Collateralized Mortgage Obligations 0.6%
FHLMC Multifamily Structured Pass Through Certificates REMIC
Series K003, Class A5, 5.09%, 03/25/19	400,000	418,218
Series K004, Class A1, 3.41%, 05/25/19	330,934	336,467
Series K006, Class A1, 3.40%, 07/25/19	192,144	195,986
Series K006, Class A2, 4.25%, 01/25/20	200,000	210,990
Series K713, Class A2, 2.31%, 03/25/20	1,000,000	1,010,891
Series K014, Class A1, 2.79%, 10/25/20	97,290	98,613
Series K013, Class A2, 3.97%, 01/25/21 (a)	500,000	531,890

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

FHLMC Multifamily Structured Pass Through Certificates REMIC (continued)
Series K020, Class A2, 2.37%, 05/25/22	$1,500,000	$1,511,978
Series K024, Class A2, 2.57%, 09/25/22	100,000	101,419
Series K026, Class A2, 2.51%, 11/25/22	900,000	908,472
Series K031, Class A2, 3.30%, 04/25/23 (a)	400,000	419,243
Series K033, Class A2, 3.06%, 07/25/23 (a)	950,000	983,289
Series K034, Class A2, 3.53%, 07/25/23 (a)	5,400,000	5,726,251
Series K038, Class A1, 2.60%, 10/25/23	280,356	285,321
Series K037, Class A2, 3.49%, 01/25/24	800,000	847,147

Total Collateralized Mortgage Obligations (cost $13,594,868)		13,586,175

Commercial Mortgage-Backed Securities 1.2%
BBCMS MORTGAGE TRUST, Series 2017-C1, Class A4, 3.67%, 02/15/50	1,375,000	1,432,050
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500,000	1,569,368
Series 2016-P5, Class A4, 2.94%, 10/10/49	600,000	590,934
COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3, 3.39%, 05/15/45	1,647,413	1,710,489
Comm Mortgage Trust, Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,500,000	1,582,557
COMM Mortgage Trust
Series 2013-CR8, Class A5, 3.61%, 06/10/46 (a)	1,000,000	1,044,099
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	1,500,000	1,569,901
Series 2015-DC1, Class A5, 3.35%, 02/10/48	1,000,000	1,015,181
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,000,000	1,051,080
FNMA ACES REMIC
Series 2014-M6, Class A2, 2.68%, 05/25/21 (a)	250,000	255,695
Series 2013-M6, Class 1AC, 3.97%, 02/25/43 (a)	250,000	259,110
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	1,500,000	1,530,154

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	$2,454,758	$2,552,182
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A 3, 4.17%, 08/15/46	800,107	851,811
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/15/47	1,000,000	1,046,565
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A5, 4.22%, 07/15/46 (a)	500,000	537,954
Series 2015-C24, Class A4, 3.73%, 05/15/48	1,000,000	1,046,720
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	2,500,000	2,558,560
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 05/15/48	1,500,000	1,544,734
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5, 3.34%, 06/15/46	1,750,000	1,804,299
Series 2013-C15, Class A4, 4.15%, 08/15/46 (a)	1,175,000	1,260,480

Total Commercial Mortgage-Backed Securities (cost $26,832,938)		26,813,923

Corporate Bonds 26.4%
Aerospace & Defense 0.4%
Boeing Co. (The),
4.88%, 02/15/20	500,000	538,215
2.25%, 06/15/26	500,000	475,628
3.30%, 03/01/35	130,000	125,041
General Dynamics Corp.,
3.88%, 07/15/21	100,000	106,362
L3 Technologies, Inc.,
5.20%, 10/15/19	500,000	533,753
3.95%, 05/28/24	257,000	264,253
Lockheed Martin Corp.,
2.90%, 03/01/25	500,000	497,499
3.55%, 01/15/26	250,000	259,052
3.60%, 03/01/35	110,000	108,535
4.07%, 12/15/42	393,000	401,696
4.70%, 05/15/46	250,000	280,912
Northrop Grumman Corp.,
3.50%, 03/15/21	500,000	521,643
4.75%, 06/01/43	250,000	281,666

Corporate Bonds (continued)

	Principal Amount	Market Value

Aerospace & Defense (continued)
Raytheon Co.,
3.13%, 10/15/20	$250,000	$259,019
3.15%, 12/15/24	145,000	148,977
4.70%, 12/15/41	150,000	170,807
Rockwell Collins, Inc.,
3.50%, 03/15/27	1,000,000	1,014,037
Textron, Inc.,
4.30%, 03/01/24	250,000	265,477
United Technologies Corp.,
4.50%, 04/15/20	250,000	267,319
6.13%, 07/15/38	400,000	523,946
4.50%, 06/01/42	500,000	545,977
4.15%, 05/15/45	550,000	569,455

		8,159,269

Air Freight & Logistics 0.1%
FedEx Corp.,
3.25%, 04/01/26 (b)	85,000	85,730
3.30%, 03/15/27	70,000	70,153
3.90%, 02/01/35	380,000	377,180
3.88%, 08/01/42	50,000	47,257
4.55%, 04/01/46	500,000	525,214
United Parcel Service of America, Inc.,
8.38%, 04/01/20	118,000	137,766
8.37%, 04/01/30 (c)	177,000	253,001
United Parcel Service, Inc.,
3.13%, 01/15/21 (b)	500,000	519,233
6.20%, 01/15/38	295,000	401,491

		2,417,025

Auto Components 0.0%†
BorgWarner, Inc.,
3.38%, 03/15/25 (b)	135,000	135,613
Delphi Corp.,
4.15%, 03/15/24	475,000	498,817

		634,430

Automobiles 0.1%
Daimler Finance North America LLC,
8.50%, 01/18/31	250,000	375,663
Ford Motor Co.,
7.45%, 07/16/31	500,000	632,170
4.75%, 01/15/43 (b)	350,000	337,844
5.29%, 12/08/46 (b)	500,000	513,160
General Motors Co.,
5.20%, 04/01/45	500,000	490,549
6.75%, 04/01/46	35,000	41,511

		2,390,897

Banks 4.4%
Bank of America Corp.,
Series L, 2.60%, 01/15/19	500,000	504,708
Series L, 2.65%, 04/01/19	500,000	506,021

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Series L, 2.25%, 04/21/20	$1,000,000	$1,000,408
5.63%, 07/01/20	1,000,000	1,095,106
5.00%, 05/13/21	700,000	763,790
5.70%, 01/24/22	750,000	847,473
3.30%, 01/11/23	500,000	509,849
4.10%, 07/24/23	250,000	264,655
4.00%, 04/01/24	350,000	366,754
Series L, 3.95%, 04/21/25	310,000	314,105
3.88%, 08/01/25	250,000	258,628
4.45%, 03/03/26	125,000	130,093
3.50%, 04/19/26	290,000	290,988
4.25%, 10/22/26	435,000	447,953
3.25%, 10/21/27	500,000	483,167
3.82%, 01/20/28 (a)	500,000	508,682
5.88%, 02/07/42	250,000	313,292
5.00%, 01/21/44	350,000	395,657
Series L, 4.75%, 04/21/45	750,000	805,454
4.44%, 01/20/48 (a)	750,000	793,261
Bank of Montreal,
1.90%, 08/27/21	1,000,000	981,335
Bank of Nova Scotia (The),
2.80%, 07/21/21	500,000	506,954
Barclays Bank plc,
5.14%, 10/14/20	250,000	267,571
Barclays plc,
3.25%, 01/12/21	1,000,000	1,016,968
3.65%, 03/16/25	360,000	358,210
5.20%, 05/12/26	500,000	525,952
4.34%, 01/10/28 (b)	1,000,000	1,028,014
5.25%, 08/17/45	205,000	229,821
BB&T Corp.,
2.05%, 06/19/18	750,000	752,941
2.45%, 01/15/20	500,000	505,586
BNP Paribas SA,
2.70%, 08/20/18	250,000	252,837
2.38%, 05/21/20	1,000,000	1,007,247
5.00%, 01/15/21	250,000	273,333
Branch Banking & Trust Co.,
3.63%, 09/16/25	250,000	260,014
Capital One NA,
2.40%, 09/05/19	500,000	501,781
Citibank NA,
2.00%, 03/20/19	1,000,000	1,003,734
Citigroup, Inc.,
2.05%, 12/07/18	1,000,000	1,001,487
2.50%, 07/29/19	500,000	504,490
2.35%, 08/02/21	500,000	495,460
4.50%, 01/14/22	650,000	698,950
3.88%, 10/25/23	750,000	782,691
3.75%, 06/16/24	500,000	518,174
3.30%, 04/27/25	560,000	560,167
4.60%, 03/09/26	350,000	367,269
3.40%, 05/01/26	500,000	494,616

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
3.20%, 10/21/26	$500,000	$486,261
4.30%, 11/20/26	500,000	513,571
4.45%, 09/29/27	500,000	520,009
3.89%, 01/10/28 (a)(b)	500,000	508,132
6.63%, 06/15/32	333,000	416,309
8.13%, 07/15/39	350,000	537,367
6.68%, 09/13/43	250,000	333,615
Citizens Bank NA,
2.65%, 05/26/22	250,000	249,327
Commonwealth Bank of Australia,
2.50%, 09/20/18	500,000	504,318
2.30%, 03/12/20	500,000	501,745
Compass Bank,
3.88%, 04/10/25	500,000	498,060
Cooperatieve Rabobank UA,
2.75%, 01/10/22	1,500,000	1,522,812
4.63%, 12/01/23	250,000	269,409
3.38%, 05/21/25	500,000	514,725
5.25%, 05/24/41	175,000	213,652
5.75%, 12/01/43	250,000	307,978
5.25%, 08/04/45	250,000	291,982
Credit Suisse Group Funding Guernsey Ltd.,
2.75%, 03/26/20	1,000,000	1,007,863
3.13%, 12/10/20	500,000	509,403
3.80%, 09/15/22	440,000	457,152
3.75%, 03/26/25	390,000	394,038
4.55%, 04/17/26 (b)	500,000	531,148
Discover Bank,
4.20%, 08/08/23	500,000	525,878
Fifth Third Bancorp,
2.88%, 07/27/20	500,000	510,390
3.50%, 03/15/22	700,000	723,001
Fifth Third Bank,
1.63%, 09/27/19	750,000	742,683
HSBC Bank USA NA,
5.63%, 08/15/35	250,000	301,918
HSBC Holdings plc,
5.10%, 04/05/21	500,000	543,601
4.25%, 03/14/24	500,000	517,256
4.30%, 03/08/26	500,000	529,996
3.90%, 05/25/26	500,000	516,101
6.50%, 05/02/36	400,000	512,235
6.50%, 09/15/37	600,000	775,843
5.25%, 03/14/44	250,000	286,434
Huntington Bancshares, Inc.,
3.15%, 03/14/21	395,000	402,791
Huntington National Bank (The),
2.20%, 11/06/18	750,000	752,074
JPMorgan Chase & Co.,
2.25%, 01/23/20	500,000	501,551
2.75%, 06/23/20	500,000	508,354
4.25%, 10/15/20	350,000	371,659

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
2.55%, 10/29/20	$500,000	$504,196
2.55%, 03/01/21	500,000	502,457
4.63%, 05/10/21	500,000	539,008
2.30%, 08/15/21 (b)	1,000,000	994,182
3.38%, 05/01/23	250,000	253,690
3.88%, 09/10/24	1,000,000	1,031,743
3.13%, 01/23/25	1,000,000	994,147
3.30%, 04/01/26	500,000	496,501
4.25%, 10/01/27	500,000	521,550
5.60%, 07/15/41	400,000	496,053
5.40%, 01/06/42	500,000	605,004
4.85%, 02/01/44	500,000	576,178
4.26%, 02/22/48 (a)	750,000	784,583
KeyBank NA,
2.50%, 12/15/19	250,000	252,493
6.95%, 02/01/28	225,000	281,686
KeyCorp,
2.30%, 12/13/18	500,000	502,702
Kreditanstalt fuer Wiederaufbau,
1.50%, 02/06/19	1,000,000	999,988
1.88%, 04/01/19	1,000,000	1,005,846
1.75%, 03/31/20	3,000,000	3,002,133
1.50%, 04/20/20	1,000,000	993,950
1.63%, 05/29/20	400,000	398,722
2.75%, 09/08/20	400,000	411,861
1.88%, 11/30/20	2,000,000	2,001,024
1.63%, 03/15/21 (b)	500,000	495,700
1.50%, 06/15/21 (b)	500,000	492,207
2.00%, 11/30/21	1,000,000	1,000,583
2.13%, 06/15/22	2,000,000	2,005,546
Landwirtschaftliche Rentenbank,
2.00%, 12/06/21	1,500,000	1,498,846
1.75%, 07/27/26	1,000,000	939,741
Lloyds Banking Group plc,
4.50%, 11/04/24	205,000	213,478
4.58%, 12/10/25	350,000	362,872
4.65%, 03/24/26	500,000	521,009
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 03/01/26	750,000	783,299
MUFG Americas Holdings Corp.,
3.00%, 02/10/25	500,000	491,607
National Australia Bank Ltd.,
2.00%, 01/14/19	1,000,000	1,002,004
2.50%, 07/12/26	750,000	707,820
PNC Bank NA,
1.80%, 11/05/18	1,000,000	1,001,412
2.95%, 01/30/23	250,000	252,580
3.80%, 07/25/23	500,000	525,195
2.95%, 02/23/25	500,000	498,800
PNC Financial Services Group, Inc. (The),
5.13%, 02/08/20	500,000	537,856
Regions Bank,
2.25%, 09/14/18	500,000	502,031

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Royal Bank of Canada,
2.20%, 07/27/18	$500,000	$503,128
2.15%, 03/06/20	500,000	501,349
2.50%, 01/19/21	500,000	503,405
Royal Bank of Scotland Group plc,
3.88%, 09/12/23	365,000	372,705
4.80%, 04/05/26	500,000	531,231
Santander Holdings USA, Inc.,
3.45%, 08/27/18	250,000	253,507
2.65%, 04/17/20	1,300,000	1,296,679
Santander UK Group Holdings plc,
2.88%, 10/16/20	210,000	212,999
Santander UK plc,
2.38%, 03/16/20	500,000	502,938
4.00%, 03/13/24	500,000	528,120
Skandinaviska Enskilda Banken AB,
2.30%, 03/11/20	1,000,000	1,003,709
Sumitomo Mitsui Banking Corp.,
2.45%, 01/10/19	1,000,000	1,008,629
2.45%, 01/16/20	500,000	503,093
Sumitomo Mitsui Financial Group, Inc.,
2.93%, 03/09/21	500,000	507,947
2.63%, 07/14/26	750,000	712,890
Svenska Handelsbanken AB,
2.50%, 01/25/19	500,000	505,060
Toronto-Dominion Bank (The),
2.50%, 12/14/20	750,000	758,654
US Bancorp,
1.95%, 11/15/18	500,000	502,571
4.13%, 05/24/21	150,000	160,424
US Bank NA,
2.80%, 01/27/25	1,000,000	990,438
Wells Fargo & Co.,
2.15%, 01/15/19	500,000	502,504
Series N, 2.15%, 01/30/20	2,000,000	2,005,142
3.30%, 09/09/24	1,000,000	1,014,316
3.00%, 02/19/25	825,000	812,195
3.00%, 04/22/26	500,000	488,327
4.30%, 07/22/27	395,000	413,731
5.38%, 02/07/35	457,000	543,946
5.38%, 11/02/43	250,000	289,215
5.61%, 01/15/44	388,000	461,401
3.90%, 05/01/45 (b)	250,000	250,096
4.90%, 11/17/45	500,000	545,189
4.40%, 06/14/46	350,000	354,340
4.75%, 12/07/46	500,000	533,837
Wells Fargo Capital X,
5.95%, 12/15/36	275,000	310,338
Westpac Banking Corp.,
2.25%, 01/17/19	750,000	753,778
2.10%, 05/13/21	500,000	495,424
2.85%, 05/13/26	500,000	486,602

		99,708,427

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages 0.6%
Anheuser-Busch Cos. LLC,
5.00%, 03/01/19	$236,000	$247,927
Anheuser-Busch InBev Finance, Inc.,
2.65%, 02/01/21	1,320,000	1,337,699
3.70%, 02/01/24	1,000,000	1,046,269
3.65%, 02/01/26	1,500,000	1,545,405
4.70%, 02/01/36	500,000	550,322
4.63%, 02/01/44	650,000	699,457
4.90%, 02/01/46	1,370,000	1,546,238
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, 04/15/20	275,000	296,545
4.38%, 02/15/21	150,000	160,724
4.44%, 10/06/48 (d)	581,000	616,399
Coca-Cola Co.(The),
3.15%, 11/15/20	200,000	207,802
3.20%, 11/01/23	550,000	570,741
2.90%, 05/25/27 (b)	500,000	496,092
Diageo Capital plc,
4.83%, 07/15/20	600,000	647,426
2.63%, 04/29/23	500,000	504,392
Dr Pepper Snapple Group, Inc.,
2.70%, 11/15/22	250,000	250,509
Molson Coors Brewing Co.,
3.00%, 07/15/26	190,000	182,750
5.00%, 05/01/42	250,000	275,999
PepsiCo, Inc.,
2.25%, 01/07/19	500,000	504,850
1.85%, 04/30/20	500,000	499,683
3.13%, 11/01/20	300,000	310,734
2.85%, 02/24/26	150,000	149,603
5.50%, 01/15/40	250,000	311,676
4.25%, 10/22/44	500,000	527,743
Pepsi-Cola Metropolitan Bottling Co., Inc.,
Series B, 7.00%, 03/01/29	606,000	823,480

		14,310,465

Biotechnology 0.6%
AbbVie, Inc.,
2.00%, 11/06/18 (b)	1,800,000	1,804,271
3.20%, 05/14/26	870,000	859,726
4.50%, 05/14/35	1,085,000	1,144,279
4.30%, 05/14/36	250,000	254,426
4.40%, 11/06/42	125,000	128,054
Amgen, Inc.,
3.45%, 10/01/20	600,000	624,600
4.56%, 06/15/48	774,000	814,371
4.66%, 06/15/51	1,018,000	1,078,218
Baxalta, Inc.,
2.88%, 06/23/20	250,000	253,991
4.00%, 06/23/25	200,000	208,603
Biogen, Inc.,
3.63%, 09/15/22	1,000,000	1,045,860
4.05%, 09/15/25	195,000	205,879

Corporate Bonds (continued)

	Principal Amount	Market Value

Biotechnology (continued)
Celgene Corp.,
3.95%, 10/15/20	$400,000	$420,618
3.25%, 08/15/22	300,000	308,405
3.88%, 08/15/25 (b)	500,000	522,175
4.63%, 05/15/44	500,000	525,278
Gilead Sciences, Inc.,
4.50%, 04/01/21	200,000	215,671
3.70%, 04/01/24	1,000,000	1,039,587
3.50%, 02/01/25	240,000	246,298
3.65%, 03/01/26	145,000	149,108
4.50%, 02/01/45	500,000	518,320
4.75%, 03/01/46	500,000	548,905

		12,916,643

Building Products 0.1%
Johnson Controls International plc,
4.25%, 03/01/21	150,000	159,258
3.75%, 12/01/21	600,000	626,391
3.90%, 02/14/26	500,000	523,512
4.62%, 07/02/44 (c)	350,000	375,926
Owens Corning,
4.20%, 12/15/22	250,000	263,770

		1,948,857

Capital Markets 1.5%
Ameriprise Financial, Inc.,
5.30%, 03/15/20	150,000	162,198
Bank of New York Mellon Corp. (The),
2.60%, 08/17/20	395,000	400,836
3.25%, 09/11/24	750,000	765,499
Series G, 3.00%, 02/24/25	205,000	204,639
3.00%, 10/30/28	500,000	483,896
Brookfield Finance, Inc.,
4.25%, 06/02/26	500,000	513,539
CME Group, Inc.,
3.00%, 03/15/25	500,000	504,467
Credit Suisse AG,
2.30%, 05/28/19	600,000	603,948
4.38%, 08/05/20	400,000	424,555
3.63%, 09/09/24	500,000	516,501
Credit Suisse USA, Inc.,
7.13%, 07/15/32	55,000	75,419
Deutsche Bank AG,
2.50%, 02/13/19	450,000	451,675
3.70%, 05/30/24	470,000	469,908
Franklin Resources, Inc.,
2.80%, 09/15/22	500,000	506,288
Goldman Sachs Group, Inc. (The),
2.90%, 07/19/18 (b)	500,000	505,679
2.60%, 12/27/20	1,625,000	1,633,653
2.88%, 02/25/21	750,000	758,040
5.25%, 07/27/21	500,000	548,025
2.35%, 11/15/21	500,000	493,273

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
5.75%, 01/24/22	$500,000	$562,937
3.63%, 01/22/23	750,000	774,089
2.91%, 06/05/23 (a)	1,000,000	998,017
3.85%, 07/08/24	385,000	399,597
3.75%, 05/22/25	500,000	511,996
3.69%, 06/05/28 (a)	500,000	501,985
6.13%, 02/15/33	900,000	1,125,180
6.45%, 05/01/36 (b)	400,000	501,714
6.75%, 10/01/37	500,000	649,020
4.80%, 07/08/44	500,000	554,453
4.75%, 10/21/45	350,000	387,259
Intercontinental Exchange, Inc.,
4.00%, 10/15/23	500,000	538,725
3.75%, 12/01/25	160,000	167,374
Jefferies Group LLC,
5.13%, 01/20/23	250,000	272,239
4.85%, 01/15/27	500,000	522,636
Legg Mason, Inc.,
4.75%, 03/15/26	500,000	528,299
Moody’s Corp.,
2.75%, 07/15/19	500,000	506,905
4.50%, 09/01/22	150,000	162,140
Morgan Stanley,
2.50%, 01/24/19	650,000	655,017
7.30%, 05/13/19	700,000	765,285
2.38%, 07/23/19	1,000,000	1,006,926
2.65%, 01/27/20	750,000	757,909
2.80%, 06/16/20	455,000	461,616
5.75%, 01/25/21	300,000	331,930
5.50%, 07/28/21	250,000	277,214
4.88%, 11/01/22	500,000	542,873
4.10%, 05/22/23	650,000	678,574
Series F, 3.88%, 04/29/24	625,000	649,556
4.00%, 07/23/25	215,000	224,403
3.13%, 07/27/26 (b)	500,000	486,123
4.35%, 09/08/26	500,000	519,819
3.63%, 01/20/27	750,000	755,393
3.95%, 04/23/27	1,500,000	1,513,525
7.25%, 04/01/32	324,000	442,173
S&P Global, Inc.,
4.40%, 02/15/26	500,000	537,518
State Street Corp.,
3.70%, 11/20/23	500,000	529,069
3.30%, 12/16/24	310,000	317,981
TD Ameritrade Holding Corp.,
2.95%, 04/01/22	500,000	511,647
Thomson Reuters Corp.,
6.50%, 07/15/18	100,000	104,687
4.30%, 11/23/23	500,000	536,123
3.35%, 05/15/26	280,000	279,550
UBS AG,
2.35%, 03/26/20	500,000	502,968

		33,074,482

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals 0.4%
Agrium, Inc.,
3.15%, 10/01/22	$50,000	$51,010
6.13%, 01/15/41	150,000	182,031
5.25%, 01/15/45	350,000	397,339
Dow Chemical Co. (The),
4.25%, 11/15/20	324,000	344,011
4.13%, 11/15/21	650,000	690,533
3.50%, 10/01/24	500,000	513,514
9.40%, 05/15/39	260,000	436,993
Eastman Chemical Co.,
3.60%, 08/15/22	100,000	103,753
4.65%, 10/15/44	350,000	370,299
Ecolab, Inc.,
2.25%, 01/12/20	265,000	266,717
4.35%, 12/08/21	150,000	163,122
3.25%, 01/14/23	500,000	515,794
EI du Pont de Nemours & Co.,
2.80%, 02/15/23 (b)	250,000	250,982
4.90%, 01/15/41	300,000	335,017
Lubrizol Corp. (The),
6.50%, 10/01/34	147,000	193,745
LyondellBasell Industries NV,
5.00%, 04/15/19	249,000	260,315
6.00%, 11/15/21	500,000	564,849
4.63%, 02/26/55	250,000	244,889
Monsanto Co.,
2.13%, 07/15/19	500,000	501,014
4.20%, 07/15/34	135,000	137,268
3.95%, 04/15/45	300,000	283,636
Mosaic Co. (The),
3.75%, 11/15/21	250,000	259,321
4.25%, 11/15/23 (b)	250,000	263,059
Potash Corp. of Saskatchewan, Inc.,
3.00%, 04/01/25	500,000	483,077
5.88%, 12/01/36	125,000	147,772
PPG Industries, Inc.,
3.60%, 11/15/20	500,000	521,263
Praxair, Inc.,
4.05%, 03/15/21	200,000	212,956
3.00%, 09/01/21	450,000	462,433
3.20%, 01/30/26	500,000	510,861
RPM International, Inc.,
3.45%, 11/15/22	350,000	359,465

		10,027,038

Commercial Services & Supplies 0.1%
Republic Services, Inc.,
5.25%, 11/15/21	800,000	889,596
3.20%, 03/15/25	500,000	503,934
Waste Management, Inc.,
3.50%, 05/15/24	500,000	520,822
3.90%, 03/01/35	130,000	134,204

		2,048,556

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Communications Equipment 0.2%
Cisco Systems, Inc.,
4.95%, 02/15/19	$200,000	$210,421
2.13%, 03/01/19	750,000	756,081
3.50%, 06/15/25	400,000	416,922
5.90%, 02/15/39	500,000	650,147
Harris Corp.,
2.70%, 04/27/20	1,000,000	1,010,355
4.85%, 04/27/35	90,000	98,546
Motorola Solutions, Inc.,
4.00%, 09/01/24	500,000	502,672
7.50%, 05/15/25	206,000	245,436
Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22	250,000	254,705

		4,145,285

Construction & Engineering 0.0%†
ABB Finance USA, Inc.,
4.38%, 05/08/42	100,000	108,853

Consumer Finance 0.9%
AerCap Ireland Capital DAC,
4.25%, 07/01/20	1,000,000	1,046,712
3.95%, 02/01/22	750,000	780,884
American Express Co.,
3.63%, 12/05/24	500,000	511,631
American Express Credit Corp.,
2.20%, 03/03/20	1,000,000	1,004,759
2.38%, 05/26/20	1,000,000	1,009,158
Capital One Financial Corp.,
4.75%, 07/15/21	300,000	323,675
3.75%, 04/24/24	700,000	715,282
3.75%, 07/28/26	500,000	487,913
Caterpillar Financial Services Corp.,
2.10%, 06/09/19	1,000,000	1,005,563
2.85%, 06/01/22	500,000	508,530
3.25%, 12/01/24	500,000	512,595
Discover Financial Services,
4.10%, 02/09/27	500,000	500,864
Ford Motor Credit Co. LLC,
2.38%, 03/12/19	750,000	753,397
3.20%, 01/15/21	500,000	507,498
3.66%, 09/08/24	500,000	498,782
4.39%, 01/08/26	200,000	206,011
General Motors Financial Co., Inc.,
3.15%, 01/15/20	1,080,000	1,098,520
3.70%, 11/24/20	500,000	517,335
4.38%, 09/25/21	500,000	527,034
5.25%, 03/01/26	1,055,000	1,139,518
HSBC Finance Corp.,
6.68%, 01/15/21	1,395,000	1,572,115
HSBC USA, Inc.,
2.63%, 09/24/18	500,000	504,801
2.38%, 11/13/19	500,000	504,177
3.50%, 06/23/24	500,000	515,111

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance (continued)
John Deere Capital Corp.,
1.95%, 12/13/18	$1,000,000	$1,005,000
2.65%, 01/06/22 (b)	140,000	142,238
Synchrony Financial,
4.25%, 08/15/24	350,000	357,492
4.50%, 07/23/25	375,000	385,631
Toyota Motor Credit Corp.,
2.00%, 10/24/18	500,000	502,715
2.10%, 01/17/19	650,000	653,994
2.13%, 07/18/19	500,000	503,470
2.15%, 03/12/20	500,000	502,858
3.30%, 01/12/22	500,000	518,241

		21,323,504

Containers & Packaging 0.1%
International Paper Co.,
3.80%, 01/15/26	500,000	513,878
6.00%, 11/15/41	750,000	914,623
Packaging Corp. of America,
4.50%, 11/01/23	250,000	268,243

		1,696,744

Diversified Consumer Services 0.0%†
Massachusetts Institute of Technology,
5.60%, 07/01/11	100,000	130,629
4.68%, 07/01/14	75,000	81,645
President & Fellows of Harvard College,
3.15%, 07/15/46 (b)	75,000	71,676
3.30%, 07/15/56 (b)	200,000	191,294

		475,244

Diversified Financial Services 0.5%
AXA Financial, Inc.,
7.00%, 04/01/28	133,000	170,182
Bank One Corp.,
8.00%, 04/29/27	290,000	383,568
Bear Stearns Cos. LLC (The),
4.65%, 07/02/18	354,000	363,980
Berkshire Hathaway, Inc.,
3.40%, 01/31/22	500,000	526,668
4.50%, 02/11/43	250,000	274,717
Block Financial LLC,
5.50%, 11/01/22	250,000	270,834
Boeing Capital Corp.,
4.70%, 10/27/19	250,000	266,719
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/20	399,000	402,190
3.37%, 11/15/25	748,000	773,400
4.42%, 11/15/35	1,733,000	1,886,176
JPMorgan Chase Bank NA,
1.65%, 09/23/19	1,000,000	994,418

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
Leucadia National Corp.,
5.50%, 10/18/23	$250,000	$267,541
National Rural Utilities Cooperative Finance Corp.,
8.00%, 03/01/32	159,000	232,978
Shell International Finance BV,
1.90%, 08/10/18	600,000	601,660
2.00%, 11/15/18	750,000	754,817
2.13%, 05/11/20	500,000	502,737
2.25%, 11/10/20	240,000	241,647
3.40%, 08/12/23	1,000,000	1,038,333
2.88%, 05/10/26	500,000	493,380
4.13%, 05/11/35	500,000	520,586
6.38%, 12/15/38	250,000	332,647
4.55%, 08/12/43	500,000	535,019
3.75%, 09/12/46	250,000	236,578
Voya Financial, Inc.,
3.65%, 06/15/26	250,000	250,475

		12,321,250

Diversified Telecommunication Services 1.1%
AT&T, Inc.,
2.38%, 11/27/18	425,000	427,939
2.45%, 06/30/20	500,000	502,567
4.60%, 02/15/21	250,000	266,633
3.80%, 03/15/22	750,000	776,275
3.00%, 06/30/22	500,000	500,258
4.45%, 04/01/24	500,000	526,349
3.95%, 01/15/25	500,000	509,591
3.40%, 05/15/25	1,000,000	983,090
4.13%, 02/17/26	1,000,000	1,025,269
4.50%, 05/15/35	310,000	304,976
5.25%, 03/01/37	750,000	799,033
6.30%, 01/15/38	250,000	293,906
5.35%, 09/01/40	395,000	418,255
5.55%, 08/15/41	400,000	434,640
5.15%, 03/15/42	150,000	153,179
4.30%, 12/15/42	603,000	559,964
4.80%, 06/15/44	500,000	495,522
4.35%, 06/15/45	173,000	160,564
4.75%, 05/15/46	500,000	490,302
4.50%, 03/09/48	866,000	810,294
British Telecommunications plc,
2.35%, 02/14/19	250,000	251,383
9.12%, 12/15/30	250,000	380,120
CC Holdings GS V LLC,
3.85%, 04/15/23	250,000	262,819
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	619,000	918,026
Orange SA,
9.00%, 03/01/31 (c)	407,000	615,613
5.38%, 01/13/42	250,000	292,396

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Qwest Corp.,
6.75%, 12/01/21	$250,000	$276,191
Telefonica Emisiones SAU,
5.46%, 02/16/21	250,000	274,982
4.57%, 04/27/23	700,000	762,032
5.21%, 03/08/47	750,000	809,799
Verizon Communications, Inc.,
4.60%, 04/01/21	500,000	536,216
2.95%, 03/15/22 (d)	767,000	772,329
2.45%, 11/01/22 (b)	500,000	490,107
5.15%, 09/15/23	1,000,000	1,110,787
4.15%, 03/15/24 (b)	1,000,000	1,052,619
4.13%, 03/16/27	1,000,000	1,032,779
5.05%, 03/15/34	250,000	264,666
4.27%, 01/15/36	500,000	482,578
4.81%, 03/15/39 (d)	1,385,000	1,399,983
6.55%, 09/15/43	1,650,000	2,046,439
4.52%, 09/15/48	1,000,000	946,092
5.01%, 04/15/49 (d)	374,000	377,705
5.01%, 08/21/54	250,000	246,029

		26,040,296

Electric Utilities 1.3%
Alabama Power Co.,
5.70%, 02/15/33	574,000	682,732
4.15%, 08/15/44	350,000	365,019
CenterPoint Energy Houston Electric LLC,
4.50%, 04/01/44	500,000	559,638
Cleveland Electric Illuminating Co. (The),
5.50%, 08/15/24	400,000	458,296
Commonwealth Edison Co.,
3.65%, 06/15/46	250,000	242,972
DTE Electric Co.,
4.30%, 07/01/44	500,000	540,638
3.70%, 03/15/45	145,000	142,977
Duke Energy Carolinas LLC,
3.90%, 06/15/21	100,000	106,167
2.95%, 12/01/26	500,000	497,637
4.25%, 12/15/41	300,000	320,479
Duke Energy Corp.,
5.05%, 09/15/19	1,200,000	1,277,196
3.05%, 08/15/22	350,000	357,310
Duke Energy Florida LLC,
3.20%, 01/15/27	250,000	253,199
3.40%, 10/01/46	500,000	464,081
Duke Energy Indiana LLC,
3.75%, 07/15/20	200,000	209,390
Duke Energy Progress LLC,
4.15%, 12/01/44	500,000	523,408
4.20%, 08/15/45	500,000	531,344

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Emera US Finance LP,
4.75%, 06/15/46	$350,000	$369,368
Entergy Corp.,
5.13%, 09/15/20	400,000	431,069
4.00%, 07/15/22	400,000	422,763
Eversource Energy,
Series H, 3.15%, 01/15/25	245,000	245,714
Exelon Corp.,
5.63%, 06/15/35	836,000	979,667
FirstEnergy Corp.,
Series B, 4.25%, 03/15/23	500,000	525,930
Florida Power & Light Co.,
3.13%, 12/01/25	500,000	509,916
5.65%, 02/01/37	450,000	567,510
4.13%, 02/01/42	250,000	264,796
Georgia Power Co.,
4.30%, 03/15/42	500,000	512,757
Great Plains Energy, Inc.,
4.85%, 06/01/21	100,000	106,568
Hydro-Quebec,
Series HY, 8.40%, 01/15/22	220,000	272,054
Series GF, 8.88%, 03/01/26	156,000	214,427
Iberdrola International BV,
5.81%, 03/15/25	118,000	134,035
Indiana Michigan Power Co.,
Series K, 4.55%, 03/15/46	350,000	382,865
Jersey Central Power & Light Co.,
7.35%, 02/01/19	500,000	538,526
Kansas City Power & Light Co.,
3.65%, 08/15/25	500,000	507,427
LG&E & KU Energy LLC,
3.75%, 11/15/20	700,000	729,905
MidAmerican Energy Co.,
5.80%, 10/15/36	550,000	691,169
4.80%, 09/15/43	500,000	571,294
Nevada Power Co.,
5.45%, 05/15/41	150,000	179,288
Northern States Power Co.,
2.15%, 08/15/22	250,000	247,150
4.00%, 08/15/45	165,000	171,138
NSTAR Electric Co.,
2.38%, 10/15/22	500,000	497,076
Oncor Electric Delivery Co. LLC,
4.55%, 12/01/41	150,000	163,551
5.30%, 06/01/42	150,000	181,028
Pacific Gas & Electric Co.,
3.50%, 10/01/20	300,000	311,752
2.45%, 08/15/22	250,000	249,820
3.25%, 06/15/23	500,000	515,760
2.95%, 03/01/26	400,000	397,226
6.25%, 03/01/39	600,000	794,931
4.30%, 03/15/45	500,000	535,560

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
PacifiCorp,
5.25%, 06/15/35	$177,000	$208,989
PECO Energy Co.,
1.70%, 09/15/21	500,000	489,890
2.38%, 09/15/22	1,000,000	995,206
PPL Capital Funding, Inc.,
5.00%, 03/15/44	250,000	281,846
Progress Energy, Inc.,
4.40%, 01/15/21	700,000	743,613
7.75%, 03/01/31	236,000	331,925
Public Service Co. of Colorado,
3.20%, 11/15/20	250,000	257,795
4.30%, 03/15/44	250,000	270,107
Public Service Electric & Gas Co.,
3.95%, 05/01/42	400,000	414,444
South Carolina Electric & Gas Co.,
6.50%, 11/01/18	250,000	264,954
6.05%, 01/15/38	150,000	182,282
5.10%, 06/01/65	350,000	386,631
Southern California Edison Co.,
Series B, 2.40%, 02/01/22	500,000	501,622
Series C, 3.50%, 10/01/23	500,000	522,174
6.00%, 01/15/34	177,000	226,156
Series 05-B, 5.55%, 01/15/36	436,000	536,645
Southern Co. (The),
2.75%, 06/15/20	500,000	505,817
3.25%, 07/01/26	295,000	288,587
Union Electric Co.,
6.70%, 02/01/19	141,000	151,280
3.65%, 04/15/45	250,000	246,435
Virginia Electric & Power Co.,
3.45%, 09/01/22	500,000	520,764
Series B, 4.20%, 05/15/45	200,000	209,967
Wisconsin Electric Power Co.,
2.95%, 09/15/21	300,000	307,882
5.63%, 05/15/33	59,000	70,948
Xcel Energy, Inc.,
4.70%, 05/15/20	250,000	264,652
3.30%, 06/01/25	500,000	504,434
6.50%, 07/01/36	177,000	232,816

		30,672,384

Electrical Equipment 0.0%†
Eaton Corp.,
2.75%, 11/02/22	750,000	754,088
Emerson Electric Co.,
6.00%, 08/15/32	83,000	102,832

		856,920

Electronic Equipment, Instruments & Components 0.0%†
Arrow Electronics, Inc.,
4.50%, 03/01/23	250,000	264,413

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electronic Equipment, Instruments & Components (continued)
Corning, Inc.,
4.25%, 08/15/20	$250,000	$263,517
Tyco Electronics Group SA,
3.50%, 02/03/22	300,000	310,498

		838,428

Energy Equipment & Services 0.2%
Baker Hughes, Inc.,
3.20%, 08/15/21	500,000	514,244
5.13%, 09/15/40	200,000	228,507
Halliburton Co.,
2.00%, 08/01/18	500,000	500,412
3.80%, 11/15/25	250,000	256,206
6.70%, 09/15/38	400,000	512,291
5.00%, 11/15/45	500,000	531,990
Nabors Industries, Inc.,
5.00%, 09/15/20	500,000	498,750
National Oilwell Varco, Inc.,
3.95%, 12/01/42	600,000	495,007

		3,537,407

Equity Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc.,
2.75%, 01/15/20	500,000	503,433
American Tower Corp.,
3.40%, 02/15/19	250,000	255,224
2.80%, 06/01/20	1,000,000	1,013,589
5.05%, 09/01/20	500,000	538,580
3.50%, 01/31/23	250,000	256,396
4.40%, 02/15/26	40,000	41,924
AvalonBay Communities, Inc.,
3.45%, 06/01/25	695,000	706,633
Boston Properties LP,
3.80%, 02/01/24	250,000	259,354
2.75%, 10/01/26	750,000	708,128
Brixmor Operating Partnership LP,
3.65%, 06/15/24	500,000	491,982
Crown Castle International Corp.,
3.70%, 06/15/26	60,000	60,514
DDR Corp.,
3.63%, 02/01/25	500,000	475,660
Digital Realty Trust LP,
5.25%, 03/15/21	250,000	270,762
ERP Operating LP,
3.00%, 04/15/23	500,000	502,116
4.50%, 07/01/44	350,000	373,069
HCP, Inc.,
2.63%, 02/01/20	500,000	503,668
5.38%, 02/01/21	200,000	218,276
4.25%, 11/15/23	500,000	524,261
Hospitality Properties Trust,
5.00%, 08/15/22	350,000	375,168

Corporate Bonds (continued)

	Principal Amount	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts LP,
Series D, 3.75%, 10/15/23	$525,000	$535,335
Series E, 4.00%, 06/15/25	375,000	381,904
Kilroy Realty LP,
4.80%, 07/15/18	300,000	306,710
Kimco Realty Corp.,
3.13%, 06/01/23	500,000	495,455
Omega Healthcare Investors, Inc.,
4.50%, 04/01/27	550,000	549,854
Prologis LP,
4.25%, 08/15/23	500,000	539,763
Realty Income Corp.,
3.25%, 10/15/22	350,000	355,273
Simon Property Group LP,
2.20%, 02/01/19	500,000	503,153
4.38%, 03/01/21	500,000	532,482
3.38%, 03/15/22	500,000	516,679
3.38%, 10/01/24	500,000	509,047
4.25%, 11/30/46	500,000	499,018
Ventas Realty LP,
4.00%, 04/30/19	500,000	513,873
4.75%, 06/01/21	150,000	160,461
3.13%, 06/15/23	500,000	497,033
Welltower, Inc.,
4.13%, 04/01/19	600,000	617,897
5.25%, 01/15/22	400,000	439,149
Weyerhaeuser Co.,
7.38%, 03/15/32	500,000	688,446

		16,720,269

Food & Staples Retailing 0.5%
Costco Wholesale Corp.,
2.25%, 02/15/22	170,000	170,278
CVS Health Corp.,
1.90%, 07/20/18	1,500,000	1,503,897
2.25%, 12/05/18	500,000	503,092
3.38%, 08/12/24	1,000,000	1,016,528
4.88%, 07/20/35	500,000	555,360
5.13%, 07/20/45	500,000	573,198
Kroger Co. (The),
4.00%, 02/01/24	500,000	518,010
7.50%, 04/01/31	257,000	340,792
5.40%, 07/15/40	200,000	215,494
Sysco Corp.,
3.75%, 10/01/25	145,000	150,318
3.30%, 07/15/26	255,000	252,976
5.38%, 09/21/35	106,000	122,585
4.85%, 10/01/45	150,000	166,215
Walgreens Boots Alliance, Inc.,
3.45%, 06/01/26	55,000	54,884
4.50%, 11/18/34	805,000	844,747
Wal-Mart Stores, Inc.,
3.63%, 07/08/20	500,000	525,949

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing (continued)
3.25%, 10/25/20	$500,000	$520,716
2.55%, 04/11/23	750,000	755,304
3.30%, 04/22/24	725,000	757,012
7.55%, 02/15/30	118,000	172,408
5.25%, 09/01/35	708,000	863,521
5.00%, 10/25/40	250,000	301,062
5.63%, 04/15/41	725,000	941,444

		11,825,790

Food Products 0.4%
Archer-Daniels-Midland Co.,
4.02%, 04/16/43	345,000	358,171
Campbell Soup Co.,
4.25%, 04/15/21	100,000	106,409
Conagra Brands, Inc.,
3.25%, 09/15/22	250,000	252,913
7.00%, 10/01/28	221,000	279,644
General Mills, Inc.,
3.15%, 12/15/21	750,000	773,234
JM Smucker Co. (The),
3.50%, 10/15/21	200,000	208,413
4.25%, 03/15/35	400,000	416,462
Kellogg Co.,
4.00%, 12/15/20	250,000	264,074
3.25%, 04/01/26 (b)	125,000	124,639
4.50%, 04/01/46	250,000	257,082
Kraft Heinz Foods Co.,
2.80%, 07/02/20	500,000	507,479
3.95%, 07/15/25	500,000	514,135
3.00%, 06/01/26	1,115,000	1,067,112
6.88%, 01/26/39	200,000	257,235
5.00%, 06/04/42	350,000	369,489
5.20%, 07/15/45	350,000	378,640
Mead Johnson Nutrition Co.,
4.60%, 06/01/44	350,000	388,232
Tyson Foods, Inc.,
4.50%, 06/15/22	200,000	216,842
3.95%, 08/15/24	500,000	523,209
Unilever Capital Corp.,
2.00%, 07/28/26	500,000	460,102
5.90%, 11/15/32	206,000	268,464

		7,991,980

Gas Utilities 0.1%
CenterPoint Energy Resources Corp.,
4.50%, 01/15/21	305,000	320,294
Dominion Energy Gas Holdings LLC,
2.80%, 11/15/20	340,000	344,129
National Fuel Gas Co.,
3.75%, 03/01/23	250,000	249,671
ONE Gas, Inc.,
4.66%, 02/01/44	500,000	550,437

		1,464,531

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Equipment & Supplies 0.5%
Abbott Laboratories,
2.55%, 03/15/22	$215,000	$213,369
3.25%, 04/15/23	200,000	204,007
3.88%, 09/15/25	90,000	92,568
3.75%, 11/30/26	1,500,000	1,531,217
5.30%, 05/27/40	500,000	566,118
4.90%, 11/30/46	250,000	275,359
Baxter International, Inc.,
2.60%, 08/15/26	460,000	437,741
Becton Dickinson and Co.,
3.13%, 11/08/21	350,000	356,506
3.30%, 03/01/23	100,000	100,737
Becton, Dickinson and Co.,
3.73%, 12/15/24	1,070,000	1,087,533
Boston Scientific Corp.,
2.65%, 10/01/18	550,000	555,049
6.00%, 01/15/20	200,000	217,672
2.85%, 05/15/20	500,000	506,934
3.85%, 05/15/25	500,000	516,917
Danaher Corp.,
3.35%, 09/15/25	250,000	260,482
Liberty Property LP,
4.40%, 02/15/24	500,000	528,882
Medtronic, Inc.,
3.15%, 03/15/22	770,000	796,824
3.63%, 03/15/24	275,000	289,489
4.38%, 03/15/35	1,100,000	1,201,493
4.63%, 03/15/45	750,000	844,076
Stryker Corp.,
3.38%, 11/01/25	160,000	162,830
3.50%, 03/15/26	70,000	71,693
4.63%, 03/15/46 (b)	500,000	546,244
Zimmer Biomet Holdings, Inc.,
3.38%, 11/30/21	200,000	205,022
4.25%, 08/15/35	96,000	94,224

		11,662,986

Health Care Providers & Services 0.7%
Aetna, Inc.,
2.80%, 06/15/23	1,000,000	998,265
3.50%, 11/15/24	500,000	515,776
6.63%, 06/15/36	250,000	337,292
AmerisourceBergen Corp.,
3.50%, 11/15/21	250,000	259,736
Anthem, Inc.,
3.70%, 08/15/21	100,000	104,309
4.63%, 05/15/42	250,000	269,896
5.10%, 01/15/44	300,000	347,113
4.65%, 08/15/44 (b)	250,000	270,786
Cardinal Health, Inc.,
3.20%, 06/15/22	300,000	304,197
3.75%, 09/15/25	340,000	353,315

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Cigna Corp.,
4.50%, 03/15/21	$300,000	$320,100
3.25%, 04/15/25 (b)	500,000	501,950
5.38%, 02/15/42	150,000	180,358
Duke University Health System, Inc.,
3.92%, 06/01/47	345,000	347,382
Express Scripts Holding Co.,
3.90%, 02/15/22	150,000	157,021
3.00%, 07/15/23	500,000	496,563
3.50%, 06/15/24	500,000	504,366
4.80%, 07/15/46 (b)	250,000	254,293
Humana, Inc.,
2.63%, 10/01/19	500,000	506,015
3.15%, 12/01/22 (b)	1,000,000	1,017,241
Johns Hopkins Health System Corp. (The),
3.84%, 05/15/46	20,000	19,984
Kaiser Foundation Hospitals,
4.88%, 04/01/42	250,000	284,552
Laboratory Corp. of America Holdings,
2.63%, 02/01/20	500,000	504,118
3.75%, 08/23/22 (b)	350,000	363,716
McKesson Corp.,
2.28%, 03/15/19	750,000	754,302
6.00%, 03/01/41	250,000	305,562
Medco Health Solutions, Inc.,
4.13%, 09/15/20	300,000	314,170
Quest Diagnostics, Inc.,
4.70%, 04/01/21	500,000	534,984
3.50%, 03/30/25	370,000	375,786
UnitedHealth Group, Inc.,
2.70%, 07/15/20	1,500,000	1,531,567
3.38%, 04/15/27	500,000	510,906
4.63%, 07/15/35	105,000	118,012
5.80%, 03/15/36	708,000	896,312
3.95%, 10/15/42 (b)	250,000	253,377
4.75%, 07/15/45	250,000	287,166

		15,100,488

Hotels, Restaurants & Leisure 0.1%
Carnival Corp.,
3.95%, 10/15/20	500,000	529,274
Hyatt Hotels Corp.,
5.38%, 08/15/21	150,000	164,291
McDonald’s Corp.,
2.20%, 05/26/20	750,000	754,899
3.70%, 01/30/26	250,000	258,905
4.70%, 12/09/35	400,000	441,475
4.88%, 07/15/40	250,000	275,136
4.88%, 12/09/45	250,000	278,716
Wyndham Worldwide Corp.,
5.63%, 03/01/21	150,000	164,155

		2,866,851

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Durables 0.1%
Newell Brands, Inc.,
4.20%, 04/01/26 (b)	$600,000	$637,072
5.50%, 04/01/46	350,000	421,413
Whirlpool Corp.,
3.70%, 05/01/25	500,000	517,414

		1,575,899

Household Products 0.1%
Clorox Co. (The),
3.80%, 11/15/21	500,000	527,646
Colgate-Palmolive Co.,
2.45%, 11/15/21	150,000	152,152
Kimberly-Clark Corp.,
2.40%, 06/01/23	500,000	493,870
2.65%, 03/01/25	105,000	102,927
6.63%, 08/01/37	130,000	181,349
3.20%, 07/30/46 (b)	415,000	377,033

		1,834,977

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC,
2.95%, 01/15/20	500,000	507,711
Oglethorpe Power Corp.,
5.25%, 09/01/50	200,000	215,983
PSEG Power LLC,
5.13%, 04/15/20	250,000	267,587
Southern Power Co.,
Series E, 2.50%, 12/15/21	500,000	495,448

		1,486,729

Industrial Conglomerates 0.4%
3M Co.,
3.00%, 08/07/25	400,000	405,201
5.70%, 03/15/37	415,000	530,429
General Electric Co.,
2.20%, 01/09/20 (b)	1,144,000	1,154,352
5.30%, 02/11/21	101,000	111,695
4.65%, 10/17/21	2,086,000	2,297,856
2.70%, 10/09/22	500,000	508,567
3.10%, 01/09/23	144,000	149,332
3.38%, 03/11/24 (b)	500,000	524,575
3.45%, 05/15/24	144,000	151,316
6.75%, 03/15/32	323,000	442,725
6.15%, 08/07/37	201,000	264,676
5.88%, 01/14/38	144,000	186,354
4.13%, 10/09/42	600,000	631,440
Honeywell International, Inc.,
4.25%, 03/01/21	500,000	536,555
2.50%, 11/01/26	500,000	479,964
Ingersoll-Rand Global Holding Co. Ltd.,
2.88%, 01/15/19	500,000	507,291
Koninklijke Philips NV,
5.00%, 03/15/42	250,000	274,362

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial Conglomerates (continued)
Roper Technologies, Inc.,
2.05%, 10/01/18	$500,000	$500,980

		9,657,670

Insurance 0.7%
Alleghany Corp.,
4.95%, 06/27/22	400,000	438,210
Allstate Corp. (The),
4.50%, 06/15/43	250,000	273,266
6.50%, 05/15/57 (a)	195,000	228,637
American International Group, Inc.,
2.30%, 07/16/19	500,000	502,653
3.30%, 03/01/21	135,000	138,892
3.90%, 04/01/26 (b)	475,000	485,937
3.88%, 01/15/35	500,000	484,731
4.80%, 07/10/45	150,000	160,091
4.38%, 01/15/55	250,000	240,552
Aon Corp.,
5.00%, 09/30/20	500,000	538,419
Aon plc,
3.88%, 12/15/25	195,000	203,769
4.60%, 06/14/44	250,000	264,285
Arch Capital Finance LLC,
5.03%, 12/15/46	250,000	277,936
Berkshire Hathaway Finance Corp.,
1.30%, 08/15/19	750,000	744,555
4.30%, 05/15/43 (b)	250,000	266,111
Brighthouse Financial, Inc.,
3.70%, 06/22/27 (d)	500,000	493,926
Chubb Corp. (The),
6.00%, 05/11/37	165,000	215,114
Chubb INA Holdings, Inc.,
2.70%, 03/13/23	500,000	500,412
3.35%, 05/03/26	90,000	92,053
4.35%, 11/03/45	500,000	548,253
CNA Financial Corp.,
5.75%, 08/15/21	500,000	558,014
Hartford Financial Services Group, Inc. (The),
5.13%, 04/15/22	100,000	111,005
6.10%, 10/01/41	309,000	392,658
Lincoln National Corp.,
4.85%, 06/24/21	100,000	108,436
6.15%, 04/07/36	440,000	534,324
Loews Corp.,
4.13%, 05/15/43	400,000	397,053
Marsh & McLennan Cos., Inc.,
4.80%, 07/15/21	600,000	652,300
MetLife, Inc.,
3.60%, 11/13/25 (b)	500,000	518,623
5.70%, 06/15/35	159,000	195,991
6.40%, 12/15/36	500,000	577,500
4.88%, 11/13/43	500,000	565,182
4.60%, 05/13/46 (b)	165,000	181,550

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Nationwide Financial Services, Inc.,
6.75%, 05/15/37 (e)	$105,000	$115,500
Principal Financial Group, Inc.,
3.40%, 05/15/25	500,000	510,299
Progressive Corp. (The),
3.75%, 08/23/21	200,000	211,221
6.25%, 12/01/32	162,000	211,672
Prudential Financial, Inc.,
5.75%, 07/15/33	147,000	177,577
5.62%, 06/15/43 (a)	250,000	274,687
5.10%, 08/15/43	500,000	580,325
4.60%, 05/15/44	500,000	546,262
Reinsurance Group of America, Inc.,
5.00%, 06/01/21	100,000	108,686
Travelers Cos., Inc. (The),
5.35%, 11/01/40	250,000	306,480
Travelers Property Casualty Corp.,
6.38%, 03/15/33	192,000	251,050
Willis Towers Watson plc,
5.75%, 03/15/21	100,000	110,322
XLIT Ltd.,
4.45%, 03/31/25	750,000	773,191

		16,067,710

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc.,
3.30%, 12/05/21	500,000	521,197
4.80%, 12/05/34	500,000	575,600
Expedia, Inc.,
5.95%, 08/15/20	100,000	109,279
QVC, Inc.,
4.38%, 03/15/23	350,000	354,005

		1,560,081

Internet Software & Services 0.2%
Alibaba Group Holding Ltd.,
3.13%, 11/28/21	275,000	280,479
4.50%, 11/28/34 (b)	500,000	549,214
Alphabet, Inc.,
3.38%, 02/25/24	750,000	788,460
Baidu, Inc.,
3.25%, 08/06/18	250,000	252,981
eBay, Inc.,
2.20%, 08/01/19	1,000,000	1,004,006
3.25%, 10/15/20	200,000	205,547
3.80%, 03/09/22	285,000	297,825

		3,378,512

IT Services 0.3%
Broadridge Financial Solutions, Inc.,
3.40%, 06/27/26	215,000	211,681
Fidelity National Information Services, Inc.,
3.50%, 04/15/23	150,000	155,863
5.00%, 10/15/25	350,000	390,839
3.00%, 08/15/26	750,000	726,237

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

IT Services (continued)
Fiserv, Inc.,
2.70%, 06/01/20	$750,000	$758,837
4.75%, 06/15/21	200,000	216,109
International Business Machines Corp.,
1.63%, 05/15/20	500,000	495,788
2.90%, 11/01/21	200,000	204,610
5.88%, 11/29/32	433,000	545,681
4.00%, 06/20/42	600,000	599,229
Visa, Inc.,
2.20%, 12/14/20	500,000	504,180
2.80%, 12/14/22	250,000	254,534
3.15%, 12/14/25	135,000	137,061
4.30%, 12/14/45	750,000	822,575
Western Union Co. (The),
6.20%, 11/17/36	300,000	317,279

		6,340,503

Leisure Products 0.0%†
Mattel, Inc.,
3.15%, 03/15/23	300,000	296,542
5.45%, 11/01/41	150,000	157,402

		453,944

Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.,
3.88%, 07/15/23	250,000	261,546
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/20	150,000	161,169
PerkinElmer, Inc.,
5.00%, 11/15/21	150,000	162,086
Thermo Fisher Scientific, Inc.,
3.60%, 08/15/21	250,000	260,496
4.15%, 02/01/24	1,000,000	1,066,467

		1,911,764

Machinery 0.2%
Caterpillar, Inc.,
3.90%, 05/27/21	500,000	531,177
2.60%, 06/26/22	350,000	352,960
6.05%, 08/15/36	177,000	229,481
Deere & Co.,
8.10%, 05/15/30	500,000	724,453
Dover Corp.,
5.38%, 03/01/41	100,000	122,300
Flowserve Corp.,
3.50%, 09/15/22	100,000	101,840
IDEX Corp.,
4.20%, 12/15/21	300,000	311,981
Illinois Tool Works, Inc.,
1.95%, 03/01/19	250,000	251,833
4.88%, 09/15/41	200,000	233,667
Parker-Hannifin Corp.,
4.20%, 11/21/34	500,000	532,010

Corporate Bonds (continued)

	Principal Amount	Market Value

Machinery (continued)
Stanley Black & Decker, Inc.,
2.90%, 11/01/22	$500,000	$506,901

		3,898,603

Media 1.2%
21st Century Fox America, Inc.,
4.50%, 02/15/21	250,000	267,900
4.00%, 10/01/23	500,000	528,071
6.55%, 03/15/33	300,000	378,103
6.20%, 12/15/34	245,000	301,648
6.65%, 11/15/37	150,000	197,887
6.15%, 02/15/41	250,000	315,541
5.40%, 10/01/43	500,000	574,631
CBS Corp.,
5.75%, 04/15/20	250,000	273,469
5.50%, 05/15/33	118,000	128,165
4.85%, 07/01/42	100,000	104,401
4.60%, 01/15/45	500,000	512,925
Charter Communications Operating LLC,
3.58%, 07/23/20	1,000,000	1,033,375
4.46%, 07/23/22	1,000,000	1,065,466
4.91%, 07/23/25	660,000	713,011
6.38%, 10/23/35	500,000	592,676
6.48%, 10/23/45	250,000	300,053
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22	118,000	158,030
Comcast Corp.,
5.70%, 07/01/19	500,000	538,097
2.85%, 01/15/23	500,000	507,317
3.60%, 03/01/24	500,000	524,752
4.25%, 01/15/33	250,000	266,443
7.05%, 03/15/33	295,000	403,208
4.40%, 08/15/35	500,000	537,469
6.50%, 11/15/35	100,000	132,573
6.95%, 08/15/37	295,000	416,172
6.55%, 07/01/39	500,000	678,940
6.40%, 03/01/40	350,000	469,266
3.40%, 07/15/46 (b)	250,000	227,650
Discovery Communications LLC,
3.30%, 05/15/22	350,000	351,313
3.45%, 03/15/25	270,000	262,816
4.90%, 03/11/26	115,000	121,898
4.88%, 04/01/43	200,000	186,729
Grupo Televisa SAB,
6.63%, 01/15/40	250,000	288,856
5.00%, 05/13/45	250,000	240,495
NBCUniversal Media LLC,
5.15%, 04/30/20	500,000	544,490
4.38%, 04/01/21	800,000	862,307
2.88%, 01/15/23	350,000	355,445
5.95%, 04/01/41	200,000	256,084

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Omnicom Group, Inc.,
4.45%, 08/15/20	$150,000	$159,811
3.63%, 05/01/22	50,000	52,188
Scripps Networks Interactive, Inc.,
2.80%, 06/15/20	500,000	505,858
Time Warner Cable LLC,
6.75%, 07/01/18	585,000	612,032
8.25%, 04/01/19	700,000	772,207
6.75%, 06/15/39	900,000	1,101,601
5.88%, 11/15/40	250,000	278,656
Time Warner, Inc.,
3.60%, 07/15/25	500,000	498,864
3.80%, 02/15/27	2,000,000	2,013,520
5.38%, 10/15/41	200,000	218,805
4.65%, 06/01/44	250,000	247,239
Viacom, Inc.,
3.88%, 12/15/21	600,000	625,601
3.25%, 03/15/23	200,000	198,231
4.25%, 09/01/23	100,000	104,392
3.88%, 04/01/24 (b)	500,000	509,318
4.38%, 03/15/43	459,000	408,005
Walt Disney Co. (The),
3.75%, 06/01/21	500,000	529,876
3.15%, 09/17/25	325,000	332,251
3.00%, 02/13/26	500,000	502,582
3.00%, 07/30/46	150,000	131,138
WPP Finance 2010,
4.75%, 11/21/21	400,000	432,717
3.75%, 09/19/24	550,000	563,441

		26,416,005

Metals & Mining 0.3%
Barrick Gold Corp.,
4.10%, 05/01/23 (b)	907,000	981,265
5.25%, 04/01/42	150,000	170,670
Barrick North America Finance LLC,
4.40%, 05/30/21 (b)	450,000	485,479
BHP Billiton Finance USA Ltd.,
6.42%, 03/01/26	80,000	98,059
5.00%, 09/30/43 (b)	500,000	578,595
Newmont Mining Corp.,
5.88%, 04/01/35	236,000	274,283
4.88%, 03/15/42 (b)	150,000	158,496
Nucor Corp.,
4.00%, 08/01/23	500,000	528,481
Reliance Steel & Aluminum Co.,
4.50%, 04/15/23	250,000	264,080
Rio Tinto Alcan, Inc.,
5.75%, 06/01/35	206,000	241,866
Rio Tinto Finance USA plc,
2.88%, 08/21/22	62,000	62,994
4.13%, 08/21/42 (b)	250,000	257,977

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Southern Copper Corp.,
3.88%, 04/23/25	$750,000	$768,934
6.75%, 04/16/40	250,000	287,946
5.88%, 04/23/45 (b)	230,000	245,891
Vale Overseas Ltd.,
4.38%, 01/11/22 (b)	750,000	763,350
6.88%, 11/21/36	944,000	1,012,440

		7,180,806

Multiline Retail 0.1%
Dollar General Corp.,
3.25%, 04/15/23	250,000	254,636
Kohl’s Corp.,
4.00%, 11/01/21 (b)	400,000	409,669
Macy’s Retail Holdings, Inc.,
6.90%, 04/01/29	75,000	80,066
6.70%, 07/15/34 (b)	150,000	155,305
Nordstrom, Inc.,
4.00%, 10/15/21	500,000	510,715
Target Corp.,
2.50%, 04/15/26 (b)	500,000	474,401
6.35%, 11/01/32	222,000	284,914
4.00%, 07/01/42 (b)	350,000	345,732

		2,515,438

Multi-Utilities 0.4%
Ameren Illinois Co.,
2.70%, 09/01/22	450,000	453,603
Berkshire Hathaway Energy Co.,
2.00%, 11/15/18	1,000,000	1,002,228
5.15%, 11/15/43	500,000	587,521
CMS Energy Corp.,
4.70%, 03/31/43	300,000	318,755
Consolidated Edison Co. of New York, Inc.,
3.95%, 03/01/43	500,000	505,639
4.50%, 12/01/45	500,000	550,112
Delmarva Power & Light Co.,
3.50%, 11/15/23	1,000,000	1,044,783
Dominion Energy, Inc.,
5.20%, 08/15/19	200,000	212,946
3.63%, 12/01/24	350,000	358,580
Series E, 6.30%, 03/15/33	10,000	12,472
Series B, 5.95%, 06/15/35	251,000	308,037
Series C, 4.90%, 08/01/41	700,000	764,931
NiSource Finance Corp.,
5.95%, 06/15/41	450,000	558,022
4.80%, 02/15/44	250,000	270,817
Puget Energy, Inc.,
3.65%, 05/15/25	250,000	250,454
Puget Sound Energy, Inc.,
5.64%, 04/15/41	500,000	622,919
Sempra Energy,
4.05%, 12/01/23	150,000	158,217

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Multi-Utilities (continued)
6.00%, 10/15/39	$220,000	$278,467
Southern Co. Gas Capital Corp.,
4.40%, 06/01/43	250,000	254,159
WEC Energy Group, Inc.,
3.55%, 06/15/25	500,000	515,594

		9,028,256

Oil, Gas & Consumable Fuels 2.6%
Anadarko Finance Co.,
Series B, 7.50%, 05/01/31	298,000	372,388
Anadarko Petroleum Corp.,
3.45%, 07/15/24	500,000	488,412
5.55%, 03/15/26 (b)	500,000	558,753
6.45%, 09/15/36	281,000	330,763
Apache Corp.,
3.63%, 02/01/21	500,000	515,772
5.10%, 09/01/40	100,000	102,164
4.75%, 04/15/43	500,000	501,459
BP Capital Markets plc,
2.24%, 05/10/19	750,000	755,773
2.32%, 02/13/20	500,000	504,589
4.50%, 10/01/20	200,000	214,746
3.56%, 11/01/21	250,000	261,675
3.06%, 03/17/22	420,000	429,311
3.54%, 11/04/24	250,000	256,642
3.72%, 11/28/28	500,000	512,927
Buckeye Partners LP,
4.88%, 02/01/21	250,000	264,660
4.15%, 07/01/23	250,000	256,746
Canadian Natural Resources Ltd.,
3.90%, 02/01/25	500,000	503,086
6.25%, 03/15/38	340,000	396,280
Cenovus Energy, Inc.,
4.25%, 04/15/27 (b)(d)	1,000,000	952,627
5.25%, 06/15/37 (d)	250,000	233,479
Chevron Corp.,
2.19%, 11/15/19	105,000	106,035
1.96%, 03/03/20	1,000,000	1,003,033
2.95%, 05/16/26	500,000	496,256
CNOOC Finance 2013 Ltd.,
3.00%, 05/09/23	750,000	741,872
CNOOC Finance 2015 USA LLC,
3.50%, 05/05/25	500,000	500,080
Columbia Pipeline Group, Inc.,
3.30%, 06/01/20	500,000	512,308
ConocoPhillips,
5.90%, 10/15/32	177,000	212,004
6.50%, 02/01/39 (b)	400,000	525,203
ConocoPhillips Co.,
3.35%, 05/15/25	500,000	507,987
4.15%, 11/15/34 (b)	500,000	502,449
4.30%, 11/15/44	155,000	158,256

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Holding Co.,
6.95%, 04/15/29	$250,000	$320,641
Devon Energy Corp.,
3.25%, 05/15/22 (b)	500,000	496,922
7.95%, 04/15/32	350,000	456,357
4.75%, 05/15/42	500,000	484,764
Ecopetrol SA,
4.25%, 09/18/18	500,000	511,500
5.88%, 05/28/45	600,000	550,800
El Paso Natural Gas Co. LLC,
8.37%, 06/15/32	250,000	318,062
Enable Midstream Partners LP,
5.00%, 05/15/44	350,000	327,925
Enbridge Energy Partners LP,
4.20%, 09/15/21	700,000	730,335
Enbridge, Inc.,
4.25%, 12/01/26	500,000	521,074
Encana Corp.,
6.50%, 02/01/38	500,000	568,611
Energy Transfer LP,
6.70%, 07/01/18	350,000	365,690
4.65%, 06/01/21	200,000	210,975
5.20%, 02/01/22 (b)	500,000	537,592
3.60%, 02/01/23	500,000	502,315
4.90%, 02/01/24	250,000	263,808
4.05%, 03/15/25	500,000	502,008
4.75%, 01/15/26	250,000	260,080
6.05%, 06/01/41	75,000	79,779
5.30%, 04/15/47	500,000	494,672
EnLink Midstream Partners LP,
4.15%, 06/01/25	500,000	493,757
Enterprise Products Operating LLC,
4.05%, 02/15/22 (b)	250,000	263,690
3.90%, 02/15/24	750,000	780,096
6.13%, 10/15/39	285,000	341,647
6.45%, 09/01/40	250,000	314,059
4.45%, 02/15/43	500,000	496,887
4.85%, 03/15/44	200,000	212,010
EOG Resources, Inc.,
5.63%, 06/01/19	130,000	138,639
2.45%, 04/01/20	500,000	501,546
4.10%, 02/01/21	400,000	419,549
EQT Corp.,
4.88%, 11/15/21	250,000	266,634
Exxon Mobil Corp.,
1.91%, 03/06/20	500,000	501,220
3.18%, 03/15/24	500,000	513,359
2.71%, 03/06/25	500,000	496,462
3.04%, 03/01/26 (b)	235,000	237,012
4.11%, 03/01/46 (b)	750,000	791,176
Hess Corp.,
4.30%, 04/01/27 (b)	500,000	488,392
7.30%, 08/15/31	164,000	188,774

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
5.60%, 02/15/41	$250,000	$245,767
Husky Energy, Inc.,
3.95%, 04/15/22	600,000	620,213
Kinder Morgan Energy Partners LP,
3.50%, 03/01/21	625,000	639,985
5.80%, 03/01/21	200,000	219,064
4.25%, 09/01/24	250,000	258,308
5.80%, 03/15/35	206,000	222,869
6.38%, 03/01/41	250,000	281,898
5.00%, 08/15/42	350,000	342,142
Kinder Morgan, Inc.,
4.30%, 06/01/25	160,000	166,349
5.30%, 12/01/34	900,000	926,683
5.05%, 02/15/46	250,000	251,051
Magellan Midstream Partners LP,
4.25%, 09/15/46 (b)	500,000	488,216
Marathon Oil Corp.,
2.80%, 11/01/22 (b)	250,000	239,687
3.85%, 06/01/25	500,000	488,058
6.80%, 03/15/32	118,000	127,590
Marathon Petroleum Corp.,
5.13%, 03/01/21	600,000	650,368
3.63%, 09/15/24	250,000	252,610
MPLX LP,
4.50%, 07/15/23	500,000	530,786
4.88%, 12/01/24	250,000	266,541
4.88%, 06/01/25	250,000	265,100
Nexen Energy ULC,
5.88%, 03/10/35	133,000	158,567
6.40%, 05/15/37	350,000	445,871
Noble Energy, Inc.,
4.15%, 12/15/21	600,000	632,211
5.25%, 11/15/43	150,000	155,418
Occidental Petroleum Corp.,
3.13%, 02/15/22	350,000	359,408
2.70%, 02/15/23	200,000	199,962
3.40%, 04/15/26	775,000	782,008
ONEOK Partners LP,
3.38%, 10/01/22	500,000	504,577
4.90%, 03/15/25 (b)	500,000	535,342
6.13%, 02/01/41	100,000	114,040
Petro-Canada,
5.95%, 05/15/35	271,000	324,703
Petroleos Mexicanos,
3.50%, 07/18/18	500,000	506,050
5.50%, 01/21/21	275,000	288,475
4.88%, 01/24/22	250,000	257,552
3.50%, 01/30/23	500,000	479,250
4.50%, 01/23/26 (b)	1,250,000	1,215,038
6.50%, 03/13/27 (d)	750,000	805,688
6.63%, 06/15/35	1,074,000	1,110,247
6.38%, 01/23/45	500,000	487,500
5.63%, 01/23/46	500,000	443,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66,
4.65%, 11/15/34	$500,000	$526,282
5.88%, 05/01/42	382,000	461,536
Pioneer Natural Resources Co.,
3.95%, 07/15/22	450,000	471,539
Plains All American Pipeline LP,
4.65%, 10/15/25	500,000	512,495
5.15%, 06/01/42	450,000	432,197
Regency Energy Partners LP,
5.88%, 03/01/22	500,000	550,792
Sabine Pass Liquefaction LLC,
5.00%, 03/15/27	1,000,000	1,064,472
Spectra Energy Partners LP,
2.95%, 09/25/18	500,000	505,630
3.50%, 03/15/25	500,000	494,899
Statoil ASA,
3.70%, 03/01/24	500,000	525,208
Suncor Energy, Inc.,
3.60%, 12/01/24	235,000	240,452
6.50%, 06/15/38	500,000	640,270
Sunoco Logistics Partners Operations LP,
3.45%, 01/15/23	250,000	250,894
5.35%, 05/15/45	500,000	490,081
Total Capital Canada Ltd.,
2.75%, 07/15/23	750,000	754,041
Total Capital International SA,
2.88%, 02/17/22	500,000	509,355
TransCanada PipeLines Ltd.,
3.80%, 10/01/20	250,000	262,401
4.88%, 01/15/26	285,000	318,785
4.63%, 03/01/34	250,000	274,337
5.85%, 03/15/36	750,000	922,966
Valero Energy Corp.,
7.50%, 04/15/32	118,000	151,400
6.63%, 06/15/37	455,000	561,970
Williams Partners LP,
5.25%, 03/15/20	500,000	538,093
4.00%, 09/15/25	500,000	509,203
6.30%, 04/15/40	150,000	173,836
5.80%, 11/15/43	250,000	275,195
4.90%, 01/15/45	350,000	350,460

		59,683,785

Paper & Forest Products 0.0%†
Georgia-Pacific LLC,
8.88%, 05/15/31	250,000	383,825

Pharmaceuticals 1.1%
Actavis, Inc.,
3.25%, 10/01/22	200,000	204,343
Allergan Funding SCS,
3.00%, 03/12/20	750,000	765,914
3.45%, 03/15/22	1,060,000	1,092,666

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
3.85%, 06/15/24	$325,000	$339,036
3.80%, 03/15/25	500,000	517,175
4.55%, 03/15/35	195,000	208,129
4.75%, 03/15/45	168,000	181,351
AstraZeneca plc,
3.38%, 11/16/25	1,000,000	1,021,390
6.45%, 09/15/37	200,000	269,339
4.00%, 09/18/42	250,000	253,640
Bristol-Myers Squibb Co.,
2.00%, 08/01/22	700,000	688,170
3.25%, 08/01/42	250,000	225,992
Eli Lilly & Co.,
1.95%, 03/15/19	250,000	251,107
2.75%, 06/01/25	95,000	94,898
3.70%, 03/01/45	500,000	493,851
GlaxoSmithKline Capital plc,
2.85%, 05/08/22	250,000	255,426
GlaxoSmithKline Capital, Inc.,
5.38%, 04/15/34	201,000	241,718
4.20%, 03/18/43	300,000	321,065
Johnson & Johnson,
2.95%, 09/01/20	200,000	206,940
2.45%, 12/05/21	500,000	508,511
2.45%, 03/01/26	650,000	633,825
4.95%, 05/15/33	663,000	802,510
3.63%, 03/03/37	1,000,000	1,045,686
Merck & Co., Inc.,
2.75%, 02/10/25	570,000	568,169
3.60%, 09/15/42	500,000	488,497
4.15%, 05/18/43	500,000	532,779
Mylan NV,
3.95%, 06/15/26 (b)	1,000,000	1,013,239
Novartis Capital Corp.,
2.40%, 09/21/22	500,000	502,133
3.40%, 05/06/24	1,000,000	1,043,521
3.00%, 11/20/25	500,000	505,153
Novartis Securities Investment Ltd.,
5.13%, 02/10/19	470,000	494,862
Pfizer, Inc.,
2.10%, 05/15/19	500,000	504,496
2.20%, 12/15/21	1,000,000	1,001,894
3.40%, 05/15/24	1,000,000	1,045,242
3.00%, 12/15/26	500,000	501,395
7.20%, 03/15/39	525,000	785,370
Pharmacia LLC,
6.60%, 12/01/28	177,000	231,949
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26	1,125,000	1,100,086
Teva Pharmaceutical Finance Co. BV,
3.65%, 11/10/21	32,000	33,044
Teva Pharmaceutical Finance Co. LLC,
6.15%, 02/01/36 (b)	7,000	8,228

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	$82,000	$84,676
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 07/21/21	500,000	490,829
2.80%, 07/21/23	750,000	729,484
3.15%, 10/01/26 (b)	640,000	607,794
4.10%, 10/01/46 (b)	250,000	230,270
Wyeth LLC,
6.50%, 02/01/34	206,000	271,251
Zoetis, Inc.,
3.25%, 02/01/23	600,000	614,931
4.50%, 11/13/25 (b)	230,000	251,103

		24,263,077

Professional Services 0.0%†
Verisk Analytics, Inc.,
4.00%, 06/15/25	250,000	258,322

Real Estate Management & Development 0.0%†
CBRE Services, Inc.,
4.88%, 03/01/26	500,000	532,324

Road & Rail 0.5%
Burlington Northern Santa Fe LLC,
3.05%, 09/01/22	350,000	361,203
3.00%, 03/15/23	500,000	512,739
3.85%, 09/01/23	650,000	696,854
3.75%, 04/01/24	500,000	529,956
3.65%, 09/01/25	750,000	789,326
3.25%, 06/15/27	500,000	510,790
7.95%, 08/15/30	206,000	296,469
4.55%, 09/01/44	250,000	277,115
4.70%, 09/01/45	250,000	281,554
Canadian National Railway Co.,
6.90%, 07/15/28	242,000	324,084
6.20%, 06/01/36	236,000	310,300
Canadian Pacific Railway Co.,
4.50%, 01/15/22	350,000	375,237
2.90%, 02/01/25	500,000	495,533
6.13%, 09/15/15	250,000	313,590
CSX Corp.,
3.70%, 10/30/20	300,000	313,480
5.50%, 04/15/41	150,000	180,608
4.10%, 03/15/44	250,000	256,299
3.95%, 05/01/50	350,000	341,265
Norfolk Southern Corp.,
5.90%, 06/15/19	400,000	430,420
3.25%, 12/01/21	250,000	258,125
3.00%, 04/01/22	500,000	511,139
5.59%, 05/17/25	84,000	95,633
4.45%, 06/15/45	500,000	533,860

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
Ryder System, Inc.,
2.50%, 05/11/20	$205,000	$206,114
Union Pacific Corp.,
2.75%, 04/15/23	750,000	757,476
3.25%, 08/15/25	500,000	513,894
4.05%, 11/15/45	220,000	227,604
4.05%, 03/01/46	340,000	351,962

		11,052,629

Semiconductors & Semiconductor Equipment 0.3%
Applied Materials, Inc.,
4.30%, 06/15/21	400,000	431,775
5.10%, 10/01/35	250,000	294,012
Broadcom Corp.,
3.00%, 01/15/22 (d)	1,000,000	1,008,938
3.63%, 01/15/24 (d)	1,000,000	1,022,998
Intel Corp.,
3.70%, 07/29/25	500,000	524,918
4.80%, 10/01/41	350,000	400,924
4.90%, 07/29/45	350,000	406,656
KLA-Tencor Corp.,
4.65%, 11/01/24	215,000	232,192
Lam Research Corp.,
3.80%, 03/15/25	255,000	260,368
Maxim Integrated Products, Inc.,
3.38%, 03/15/23	350,000	355,367
QUALCOMM, Inc.,
2.25%, 05/20/20	1,000,000	1,009,485
2.60%, 01/30/23	70,000	69,745
3.25%, 05/20/27	250,000	250,572
4.65%, 05/20/35	500,000	544,888
Texas Instruments, Inc.,
1.75%, 05/01/20	500,000	497,961

		7,310,799

Software 0.8%
Adobe Systems, Inc.,
3.25%, 02/01/25	135,000	137,983
CA, Inc.,
4.50%, 08/15/23	410,000	422,995
Microsoft Corp.,
1.85%, 02/06/20	1,000,000	1,002,549
3.00%, 10/01/20	500,000	518,253
2.65%, 11/03/22	500,000	507,121
2.00%, 08/08/23	1,000,000	974,478
3.63%, 12/15/23	400,000	423,724
2.88%, 02/06/24	365,000	370,937
2.70%, 02/12/25	500,000	496,631
3.13%, 11/03/25	500,000	510,169
2.40%, 08/08/26	465,000	447,505
3.30%, 02/06/27	1,000,000	1,030,071
3.50%, 02/12/35	325,000	327,681
3.45%, 08/08/36	500,000	500,312

Corporate Bonds (continued)

	Principal Amount	Market Value

Software (continued)
4.50%, 10/01/40	$300,000	$335,527
3.75%, 02/12/45	750,000	745,403
4.45%, 11/03/45	350,000	389,435
3.70%, 08/08/46	500,000	494,769
4.25%, 02/06/47	750,000	811,991
Oracle Corp.,
2.38%, 01/15/19	1,000,000	1,011,510
5.00%, 07/08/19	200,000	213,035
2.80%, 07/08/21 (b)	1,000,000	1,027,020
1.90%, 09/15/21	2,000,000	1,982,414
2.50%, 10/15/22	500,000	502,697
2.65%, 07/15/26	490,000	470,187
3.25%, 05/15/30 (b)	500,000	502,427
5.38%, 07/15/40	350,000	425,675
4.50%, 07/08/44	750,000	817,310
4.00%, 07/15/46	750,000	757,420

		18,157,229

Specialty Retail 0.2%
AutoZone, Inc.,
4.00%, 11/15/20	500,000	523,863
3.25%, 04/15/25	325,000	319,306
Bed Bath & Beyond, Inc.,
3.75%, 08/01/24 (b)	250,000	248,072
Home Depot, Inc. (The),
2.70%, 04/01/23	500,000	507,284
3.35%, 09/15/25	85,000	88,264
5.88%, 12/16/36	300,000	390,797
5.95%, 04/01/41	150,000	198,324
4.20%, 04/01/43	250,000	265,096
4.40%, 03/15/45	500,000	547,609
Lowe’s Cos., Inc.,
3.13%, 09/15/24	400,000	409,090
3.10%, 05/03/27	1,000,000	995,434
6.50%, 03/15/29	236,000	307,679
5.80%, 10/15/36	300,000	373,374
5.00%, 09/15/43	250,000	288,642

		5,462,834

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.,
1.55%, 02/07/20	750,000	746,308
2.00%, 05/06/20	750,000	753,597
1.55%, 08/04/21	1,000,000	976,974
2.50%, 02/09/25	595,000	581,930
3.25%, 02/23/26	1,130,000	1,150,234
2.45%, 08/04/26	625,000	597,634
3.35%, 02/09/27	1,000,000	1,022,333
3.85%, 05/04/43	750,000	749,791
4.38%, 05/13/45	355,000	383,812
4.65%, 02/23/46	460,000	515,624
Diamond 1 Finance Corp.,
4.42%, 06/15/21 (d)	500,000	527,109

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology Hardware, Storage & Peripherals (continued)
6.02%, 06/15/26 (d)	$975,000	$1,073,971
8.35%, 07/15/46 (d)	500,000	645,291
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20	750,000	773,324
4.90%, 10/15/25	500,000	524,199
6.35%, 10/15/45	250,000	264,219
HP, Inc.,
3.75%, 12/01/20	291,000	304,578
4.65%, 12/09/21	600,000	647,559
NetApp, Inc.,
3.38%, 06/15/21	210,000	215,418
Seagate HDD Cayman,
3.75%, 11/15/18	675,000	691,200
5.75%, 12/01/34	175,000	175,071
Xerox Corp.,
4.50%, 05/15/21	250,000	261,863
4.07%, 03/17/22 (d)	125,000	128,196

		13,710,235

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2,
4.30%, 06/01/21	125,000	133,195
NIKE, Inc.,
3.88%, 11/01/45	250,000	251,664
VF Corp.,
3.50%, 09/01/21	200,000	208,588

		593,447

Thrifts & Mortgage Finance 0.0%†
BPCE SA,
4.00%, 04/15/24	475,000	503,010

Tobacco 0.2%
Altria Group, Inc.,
9.25%, 08/06/19	155,000	177,935
2.63%, 01/14/20	350,000	355,426
4.25%, 08/09/42 (b)	250,000	258,393
4.50%, 05/02/43	450,000	479,051
5.38%, 01/31/44	170,000	204,925
Philip Morris International, Inc.,
2.63%, 03/06/23	1,000,000	996,803
6.38%, 05/16/38	460,000	606,717
3.88%, 08/21/42	250,000	245,097
Reynolds American, Inc.,
4.45%, 06/12/25	1,500,000	1,607,025
5.70%, 08/15/35	120,000	142,200

		5,073,572

Trading Companies & Distributors 0.0%†
Air Lease Corp.,
3.38%, 01/15/19	500,000	509,300

Corporate Bonds (continued)

	Principal Amount	Market Value

Trading Companies & Distributors (continued)
GATX Corp.,
3.25%, 09/15/26 (b)	$500,000	$482,480

		991,780

Water Utilities 0.0%†
American Water Capital Corp.,
4.30%, 09/01/45	500,000	537,922
United Utilities plc,
5.38%, 02/01/19	100,000	104,236

		642,158

Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
5.00%, 03/30/20 (b)	500,000	537,105
3.13%, 07/16/22	750,000	764,407
6.38%, 03/01/35	177,000	218,556
6.13%, 03/30/40	350,000	424,663
Rogers Communications, Inc.,
3.00%, 03/15/23 (b)	600,000	603,596
5.00%, 03/15/44	250,000	282,771
Vodafone Group plc,
2.95%, 02/19/23	250,000	251,334
7.88%, 02/15/30	206,000	278,220
4.38%, 02/19/43	500,000	493,751

		3,854,403

Total Corporate Bonds (cost $582,102,413)		603,065,625

Foreign Government Securities 2.0%
CANADA 0.3%
Canada Government Bond,
1.63%, 02/27/19	750,000	752,446
Export Development Canada,
2.00%, 05/17/22	1,000,000	998,851
Province of Ontario Canada,
3.00%, 07/16/18	250,000	253,735
2.00%, 09/27/18	750,000	754,300
2.00%, 01/30/19	1,000,000	1,005,792
1.88%, 05/21/20	1,000,000	998,605
Province of Quebec Canada,
3.50%, 07/29/20	400,000	418,652
7.50%, 09/15/29	578,000	824,916

		6,007,297

CHILE 0.0%†
Republic of Chile,
3.13%, 03/27/25	1,250,000	1,276,250

COLOMBIA 0.2%
Republic of Colombia,
4.38%, 07/12/21 (b)	1,150,000	1,223,600

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Market Value

COLOMBIA (continued)
4.50%, 01/28/26	$1,000,000	$1,065,000
7.38%, 09/18/37	225,000	289,350
5.63%, 02/26/44	500,000	546,500
5.00%, 06/15/45	500,000	503,000

		3,627,450

GERMANY 0.1%
FMS Wertmanagement AoeR,
1.75%, 01/24/20	1,500,000	1,501,609

HUNGARY 0.1%
Republic of Hungary,
5.38%, 03/25/24	1,000,000	1,125,716
7.63%, 03/29/41	250,000	372,500

		1,498,216

ISRAEL 0.0%†
Israel Government Bond,
3.15%, 06/30/23	500,000	515,550

ITALY 0.0%†
Republic of Italy,
6.88%, 09/27/23	251,000	294,139
5.38%, 06/15/33	541,000	612,422

		906,561

JAPAN 0.1%
Japan Bank for International Cooperation,
1.75%, 11/13/18	500,000	499,550
1.75%, 05/28/20	2,000,000	1,978,210

		2,477,760

MEXICO 0.3%
United Mexican States,
5.13%, 01/15/20	1,000,000	1,079,000
3.50%, 01/21/21 (b)	1,000,000	1,040,500
4.00%, 10/02/23	500,000	522,950
6.75%, 09/27/34 (b)	1,246,000	1,588,363
4.75%, 03/08/44	400,000	400,400
5.55%, 01/21/45 (b)	500,000	560,000
4.60%, 01/23/46	347,000	338,707
4.35%, 01/15/47	500,000	469,600
5.75%, 10/12/10	200,000	207,500

		6,207,020

PANAMA 0.0%†
Republic of Panama,
6.70%, 01/26/36	250,000	321,875
4.30%, 04/29/53	500,000	491,250

		813,125

Foreign Government Securities (continued)

	Principal Amount	Market Value

PERU 0.1%
Republic of Peru,
7.13%, 03/30/19 (b)	$1,840,000	$2,014,800
4.13%, 08/25/27 (b)	750,000	815,625
8.75%, 11/21/33	500,000	766,250

		3,596,675

PHILIPPINES 0.2%
Republic of the Philippines,
6.50%, 01/20/20	1,500,000	1,672,391
4.20%, 01/21/24	500,000	547,760
9.50%, 02/02/30	500,000	801,313
7.75%, 01/14/31	500,000	721,212
6.38%, 10/23/34	500,000	671,191

		4,413,867

POLAND 0.1%
Republic of Poland,
6.38%, 07/15/19	750,000	815,103
5.13%, 04/21/21	200,000	220,268
5.00%, 03/23/22	300,000	333,000
4.00%, 01/22/24	500,000	534,752

		1,903,123

SOUTH KOREA 0.2%
Export-Import Bank of Korea,
1.75%, 05/26/19	500,000	496,585
4.00%, 01/29/21	600,000	629,434
5.00%, 04/11/22	500,000	550,749
2.38%, 04/21/27	1,000,000	938,154
Korea Development Bank (The),
4.63%, 11/16/21	200,000	216,237
3.00%, 01/13/26	500,000	495,887
Republic of Korea,
5.63%, 11/03/25	300,000	360,210
4.13%, 06/10/44 (b)	250,000	297,062

		3,984,318

SUPRANATIONAL 0.1%
European Bank for Reconstruction & Development,
1.63%, 05/05/20	2,000,000	1,993,634

SWEDEN 0.1%
Svensk Exportkredit AB,
1.25%, 04/12/19	500,000	496,696
1.75%, 05/18/20	1,500,000	1,498,783

		1,995,479

URUGUAY 0.1%
Oriental Republic of Uruguay,
4.50%, 08/14/24 (b)	650,000	706,225
4.38%, 10/27/27	1,250,000	1,328,125

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Market Value

URUGUAY (continued)
5.10%, 06/18/50 (b)	$350,000	$356,300

		2,390,650

Total Foreign Government Securities (cost $44,022,410)		45,108,584

Mortgage-Backed Securities 28.1%
FHLMC Gold Pool
Pool# E90645 6.00%, 07/01/17	29	29
Pool# G18007 6.00%, 07/01/19	2,671	2,738
Pool# B16087 6.00%, 08/01/19	20,309	20,792
Pool# J00935 5.00%, 12/01/20	7,694	7,889
Pool# J00854 5.00%, 01/01/21	9,037	9,267
Pool# J01279 5.50%, 02/01/21	4,778	4,959
Pool# J01570 5.50%, 04/01/21	4,832	5,028
Pool# J06015 5.00%, 05/01/21	27,119	27,810
Pool# J01771 5.00%, 05/01/21	7,684	7,879
Pool# G18122 5.00%, 06/01/21	10,240	10,704
Pool# J01980 6.00%, 06/01/21	9,548	9,565
Pool# J03074 5.00%, 07/01/21	7,495	7,850
Pool# J03028 5.50%, 07/01/21	1,675	1,725
Pool# C90719 5.00%, 10/01/23	328,403	356,488
Pool# J09912 4.00%, 06/01/24	684,076	717,879
Pool# C00351 8.00%, 07/01/24	443	493
Pool# G13900 5.00%, 12/01/24	91,403	94,185
Pool# D60780 8.00%, 06/01/25	2,135	2,336
Pool# G30267 5.00%, 08/01/25	104,089	112,991
Pool# E02746 3.50%, 11/01/25	390,995	407,482
Pool# J13883 3.50%, 12/01/25	831,557	870,486
Pool# J14732 4.00%, 03/01/26	368,637	386,854

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# E02896 3.50%, 05/01/26	$452,418	$472,448
Pool# J18702 3.00%, 03/01/27	400,078	411,169
Pool# J18127 3.00%, 03/01/27	354,829	364,666
Pool# J19106 3.00%, 05/01/27	158,540	162,935
Pool# J20471 3.00%, 09/01/27	708,959	728,613
Pool# D82854 7.00%, 10/01/27	1,412	1,524
Pool# G14609 3.00%, 11/01/27	997,850	1,025,513
Pool# C00566 7.50%, 12/01/27	1,540	1,766
Pool# G15100 2.50%, 07/01/28	368,627	373,174
Pool# C18271 7.00%, 11/01/28	2,535	2,781
Pool# C00678 7.00%, 11/01/28	2,059	2,376
Pool# C00836 7.00%, 07/01/29	878	1,000
Pool# C31285 7.00%, 09/01/29	2,234	2,509
Pool# C31282 7.00%, 09/01/29	100	104
Pool# A18212 7.00%, 11/01/29	42,911	45,415
Pool# C32914 8.00%, 11/01/29	3,109	3,356
Pool# G18536 2.50%, 01/01/30	5,593,075	5,629,107
Pool# C37436 8.00%, 01/01/30	2,777	3,361
Pool# C36306 7.00%, 02/01/30	729	757
Pool# C36429 7.00%, 02/01/30	727	751
Pool# C00921 7.50%, 02/01/30	1,725	1,984
Pool# G01108 7.00%, 04/01/30	693	783
Pool# C37703 7.50%, 04/01/30	1,394	1,551
Pool# G18552 3.00%, 05/01/30	2,050,487	2,107,331
Pool# U49055 3.00%, 06/01/30	209,743	215,041
Pool# J32243 3.00%, 07/01/30	1,212,312	1,245,920

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# J32257 3.00%, 07/01/30	$273,263	$280,838
Pool# J32255 3.00%, 07/01/30	257,596	264,737
Pool# C41561 8.00%, 08/01/30	2,203	2,313
Pool# C01051 8.00%, 09/01/30	2,844	3,326
Pool# C43550 7.00%, 10/01/30	3,597	3,845
Pool# C44017 7.50%, 10/01/30	519	529
Pool# C43967 8.00%, 10/01/30	6,749	6,799
Pool# C44957 8.00%, 11/01/30	3,417	3,889
Pool# J33361 3.00%, 12/01/30	671,808	690,432
Pool# G18578 3.00%, 12/01/30	658,418	676,671
Pool# J33315 3.00%, 12/01/30	256,260	263,364
Pool# C01103 7.50%, 12/01/30	1,384	1,670
Pool# C46932 7.50%, 01/01/31	748	778
Pool# G18587 3.00%, 02/01/31	505,971	519,998
Pool# C47287 7.50%, 02/01/31	1,614	1,693
Pool# G18592 3.00%, 03/01/31	552,475	567,791
Pool# C48206 7.50%, 03/01/31	1,978	1,984
Pool# C91366 4.50%, 04/01/31	151,684	162,757
Pool# G18601 3.00%, 05/01/31	338,299	347,677
Pool# G18605 3.00%, 06/01/31	201,421	207,005
Pool# J34627 3.00%, 06/01/31	33,904	34,844
Pool# C91377 4.50%, 06/01/31	78,871	84,624
Pool# C53324 7.00%, 06/01/31	1,825	1,927
Pool# C01209 8.00%, 06/01/31	1,277	1,453
Pool# C55071 7.50%, 07/01/31	704	724
Pool# G01309 7.00%, 08/01/31	2,446	2,876

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# G01311 7.00%, 09/01/31	$14,002	$16,051
Pool# C01222 7.00%, 09/01/31	1,513	1,747
Pool# G01315 7.00%, 09/01/31	480	546
Pool# C58647 7.00%, 10/01/31	307	313
Pool# C60012 7.00%, 11/01/31	876	909
Pool# C61298 8.00%, 11/01/31	2,959	3,045
Pool# J35957 2.50%, 12/01/31	1,319,758	1,328,261
Pool# C61105 7.00%, 12/01/31	6,269	6,663
Pool# C01305 7.50%, 12/01/31	1,083	1,208
Pool# C63171 7.00%, 01/01/32	6,934	7,770
Pool# V61548 2.50%, 02/01/32	1,167,512	1,175,033
Pool# C64121 7.50%, 02/01/32	2,213	2,281
Pool# D99004 3.50%, 03/01/32	220,587	230,387
Pool# G30577 3.50%, 04/01/32	527,930	551,382
Pool# G01391 7.00%, 04/01/32	24,519	28,478
Pool# C01345 7.00%, 04/01/32	8,401	9,594
Pool# C65717 7.50%, 04/01/32	4,726	4,844
Pool# C01370 8.00%, 04/01/32	3,045	3,456
Pool# C66916 7.00%, 05/01/32	19,635	22,024
Pool# C01381 8.00%, 05/01/32	18,169	21,078
Pool# C68300 7.00%, 06/01/32	9,980	11,052
Pool# C68290 7.00%, 06/01/32	2,658	2,852
Pool# D99266 3.50%, 07/01/32	348,360	364,162
Pool# G01449 7.00%, 07/01/32	15,345	17,535
Pool# C68988 7.50%, 07/01/32	3,332	3,342
Pool# C69908 7.00%, 08/01/32	28,219	31,205

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# C91558 3.50%, 09/01/32	$84,790	$88,623
Pool# G01536 7.00%, 03/01/33	17,170	19,382
Pool# G30646 3.00%, 05/01/33	447,710	458,369
Pool# G30642 3.00%, 05/01/33	204,058	208,917
Pool# K90535 3.00%, 05/01/33	88,997	91,116
Pool# A16419 6.50%, 11/01/33	17,400	19,327
Pool# C01806 7.00%, 01/01/34	13,597	14,287
Pool# A21356 6.50%, 04/01/34	54,482	60,224
Pool# C01851 6.50%, 04/01/34	36,944	41,879
Pool# A24301 6.50%, 05/01/34	69,704	77,052
Pool# A22067 6.50%, 05/01/34	45,813	51,366
Pool# A24988 6.50%, 07/01/34	12,671	14,006
Pool# G01741 6.50%, 10/01/34	18,010	20,480
Pool# G08023 6.50%, 11/01/34	35,346	39,294
Pool# A33137 6.50%, 01/01/35	12,906	14,363
Pool# G01947 7.00%, 05/01/35	21,048	23,944
Pool# G08073 5.50%, 08/01/35	191,669	214,939
Pool# A37135 5.50%, 09/01/35	292,858	326,307
Pool# A47368 5.00%, 10/01/35	223,998	246,483
Pool# A38531 5.50%, 10/01/35	380,496	425,389
Pool# A38255 5.50%, 10/01/35	215,630	238,762
Pool# G08088 6.50%, 10/01/35	153,538	181,316
Pool# A39759 5.50%, 11/01/35	17,143	18,985
Pool# A40376 5.50%, 12/01/35	14,505	16,163
Pool# A42305 5.50%, 01/01/36	46,519	51,963
Pool# A41548 7.00%, 01/01/36	19,702	21,940

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# G08111 5.50%, 02/01/36	$265,557	$295,282
Pool# A43886 5.50%, 03/01/36	624,923	712,517
Pool# A43885 5.50%, 03/01/36	386,195	438,244
Pool# A43884 5.50%, 03/01/36	265,437	295,744
Pool# A48378 5.50%, 03/01/36	205,298	227,283
Pool# A43861 5.50%, 03/01/36	73,269	80,722
Pool# G08116 5.50%, 03/01/36	52,166	58,372
Pool# A48735 5.50%, 05/01/36	14,590	16,074
Pool# A53039 6.50%, 10/01/36	50,402	55,917
Pool# A53219 6.50%, 10/01/36	11,800	13,094
Pool# G05254 5.00%, 01/01/37	188,786	206,386
Pool# G04331 5.00%, 02/01/37	177,618	194,191
Pool# G05941 6.00%, 02/01/37	950,108	1,076,279
Pool# G03620 6.50%, 10/01/37	4,670	5,162
Pool# G03721 6.00%, 12/01/37	82,987	93,588
Pool# G03969 6.00%, 02/01/38	93,153	104,965
Pool# G04913 5.00%, 03/01/38	314,405	343,886
Pool# G05299 4.50%, 06/01/38	305,572	328,137
Pool# G04581 6.50%, 08/01/38	164,982	182,501
Pool# A81674 6.00%, 09/01/38	418,511	471,432
Pool# A85442 5.00%, 03/01/39	283,886	308,163
Pool# G05459 5.50%, 05/01/39	2,443,185	2,693,695
Pool# G05535 4.50%, 07/01/39	995,479	1,069,997
Pool# A89500 4.50%, 10/01/39	135,119	144,970
Pool# A91165 5.00%, 02/01/40	4,317,526	4,722,627
Pool# G60342 4.50%, 05/01/42	960,991	1,032,895

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# G60195 4.00%, 06/01/42	$1,186,750	$1,253,153
Pool# Q08977 4.00%, 06/01/42	198,011	209,103
Pool# Q11087 4.00%, 09/01/42	288,125	304,178
Pool# G07158 3.50%, 10/01/42	935,270	964,906
Pool# G07163 3.50%, 10/01/42	451,857	466,250
Pool# Q11532 3.50%, 10/01/42	352,531	363,761
Pool# Q12051 3.50%, 10/01/42	332,557	343,098
Pool# C09020 3.50%, 11/01/42	931,873	961,556
Pool# G07264 3.50%, 12/01/42	997,528	1,029,239
Pool# Q14292 3.50%, 01/01/43	187,146	193,108
Pool# Q15884 3.00%, 02/01/43	1,148,634	1,153,146
Pool# Q16470 3.00%, 03/01/43	1,994,481	2,002,084
Pool# V80002 2.50%, 04/01/43	729,988	704,441
Pool# Q16915 3.00%, 04/01/43	661,583	664,111
Pool# Q17675 3.50%, 04/01/43	867,306	894,925
Pool# Q18523 3.50%, 05/01/43	1,578,165	1,628,182
Pool# Q18751 3.50%, 06/01/43	1,792,655	1,849,752
Pool# G07410 3.50%, 07/01/43	322,143	333,191
Pool# G07459 3.50%, 08/01/43	1,266,309	1,306,633
Pool# G60038 3.50%, 01/01/44	2,506,077	2,585,812
Pool# Q26869 4.00%, 06/01/44	1,567,250	1,659,342
Pool# G07946 4.00%, 07/01/44	44,435	46,965
Pool# Q28607 3.50%, 09/01/44	558,330	576,051
Pool# Q30833 4.00%, 01/01/45	65,955	69,419
Pool# G60400 4.50%, 01/01/45	460,812	498,385
Pool# Q34167 4.00%, 06/01/45	1,466,897	1,543,921

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# Q34165 4.00%, 06/01/45	$662,644	$697,438
Pool# V81873 4.00%, 08/01/45	660,439	695,118
Pool# V82126 3.50%, 12/01/45	299,661	309,328
Pool# Q38199 3.50%, 01/01/46	31,165	32,042
Pool# Q38357 4.00%, 01/01/46	287,524	302,621
Pool# Q39434 3.50%, 03/01/46	366,053	376,665
Pool# Q39364 3.50%, 03/01/46	216,376	223,361
Pool# Q39440 4.00%, 03/01/46	232,344	244,544
Pool# G08704 4.50%, 04/01/46	99,731	106,815
Pool# Q40097 4.50%, 04/01/46	10,274	11,003
Pool# G60582 3.50%, 05/01/46	724,448	747,350
Pool# Q40718 3.50%, 05/01/46	362,559	372,758
Pool# G08707 4.00%, 05/01/46	486,008	511,527
Pool# Q40649 4.00%, 05/01/46	69,064	72,690
Pool# G08708 4.50%, 05/01/46	69,523	74,473
Pool# Q40728 4.50%, 05/01/46	15,356	16,450
Pool# Q41903 3.50%, 07/01/46	446,065	458,613
Pool# Q41491 3.50%, 07/01/46	64,622	66,440
Pool# Q41407 3.50%, 07/01/46	59,162	60,826
Pool# Q41947 4.50%, 07/01/46	38,950	41,728
Pool# G08716 3.50%, 08/01/46	1,469,604	1,510,944
Pool# Q42596 3.50%, 08/01/46	414,921	426,593
Pool# Q42203 3.50%, 08/01/46	86,255	88,801
Pool# Q42393 3.50%, 08/01/46	80,555	82,821
Pool# Q42680 4.00%, 08/01/46	28,436	29,929
Pool# G08720 4.50%, 08/01/46	45,743	48,999

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# V82617 3.50%, 09/01/46	$765,486	$788,169
Pool# G08722 3.50%, 09/01/46	312,627	321,421
Pool# G60733 4.50%, 09/01/46	358,268	389,491
Pool# G08727 3.50%, 10/01/46	1,409,969	1,449,631
Pool# G08733 3.50%, 11/01/46	1,663,823	1,710,626
Pool# Q44223 3.50%, 11/01/46	103,980	106,905
Pool# Q44473 3.50%, 11/01/46	92,440	95,040
Pool# G08734 4.00%, 11/01/46	1,207,483	1,270,885
Pool# V82849 3.00%, 12/01/46	4,661,089	4,668,517
Pool# G08737 3.00%, 12/01/46	3,955,679	3,949,686
Pool# G08738 3.50%, 12/01/46	5,460,258	5,613,855
Pool# Q45024 3.50%, 12/01/46	188,583	194,690
Pool# G08742 3.50%, 01/01/47	8,265,588	8,498,099
Pool# G08747 3.00%, 02/01/47	2,858,330	2,854,000
Pool# G08748 3.50%, 02/01/47	1,173,157	1,206,158
Pool# G08749 4.00%, 02/01/47	2,354,299	2,477,918
Pool# G08751 3.50%, 03/01/47	1,845,446	1,897,358
Pool# G08752 4.00%, 03/01/47	4,045,651	4,258,079
Pool# Q46810 4.00%, 03/01/47	72,637	76,451
Pool# G08754 4.50%, 03/01/47	166,984	178,893
Pool# Q47484 3.50%, 04/01/47	53,094	54,671
Pool# Q48098 3.50%, 05/01/47	203,433	209,476
Pool# G08762 4.00%, 05/01/47	2,876,071	3,027,087
Pool# Q48237 4.50%, 05/01/47	1,652,638	1,770,570
Pool# G08767 4.00%, 06/01/47	1,520,326	1,600,154
Pool# G08768 4.50%, 06/01/47	2,383,880	2,553,996

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# G08770 3.50%, 07/01/47	$4,000,000	$4,112,520
Pool# G08771 4.00%, 07/01/47	4,227,250	4,449,213
Pool# G08776 4.50%, 07/01/47	409,124	438,321
FHLMC Non Gold Pool Pool# 1B8478 3.27%, 07/01/41 (a)	347,310	364,549
Pool# 2B0108 3.49%, 01/01/42 (a)	43,677	45,756
Pool# 2B1381 1.73%, 06/01/43 (a)	31,108	32,013
FHLMC TBA
2.50%, 07/15/32	9,770,000	9,825,717
3.00%, 07/15/32	5,006,000	5,140,536
4.00%, 07/15/32	350,000	362,141
3.00%, 07/15/47	29,812,000	29,746,786
3.50%, 07/15/47	1,801,000	1,850,198
4.00%, 07/15/47	2,778,898	2,922,543
4.50%, 07/15/47	174,000	186,400
5.00%, 07/15/47	250,000	271,545
3.50%, 12/31/49	350,000	364,520
FNMA Pool Pool# 826869 5.50%, 08/01/20	64,674	66,798
Pool# 835228 5.50%, 08/01/20	1,910	1,967
Pool# 825811 5.50%, 09/01/20	1,639	1,689
Pool# 838565 5.50%, 10/01/20	67,085	69,660
Pool# 840102 5.50%, 10/01/20	40,494	41,696
Pool# 841947 5.50%, 10/01/20	3,727	3,822
Pool# 811505 5.50%, 10/01/20	2,928	3,034
Pool# 843102 5.50%, 10/01/20	1,906	1,967
Pool# 839100 5.50%, 11/01/20	1,595	1,661
Pool# 830670 5.50%, 12/01/20	2,266	2,340
Pool# 867183 5.50%, 02/01/21	7,088	7,333
Pool# 811558 5.50%, 03/01/21	77,214	79,517
Pool# 870296 5.50%, 03/01/21	898	910
Pool# 878120 5.50%, 04/01/21	2,654	2,764

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# 811559 5.50%, 05/01/21	$6,516	$6,737
Pool# 879115 5.50%, 05/01/21	5,713	5,906
Pool# 885440 5.50%, 05/01/21	1,499	1,556
Pool# 845489 5.50%, 06/01/21	434	456
Pool# 880950 5.50%, 07/01/21	15,415	16,159
Pool# 870092 5.50%, 08/01/21	1,196	1,242
Pool# 896599 5.50%, 08/01/21	323	333
Pool# 903350 5.00%, 10/01/21	3,930	4,076
Pool# 894126 5.50%, 10/01/21	450	467
Pool# 902789 5.50%, 11/01/21	31,402	32,914
Pool# 906708 5.00%, 12/01/21	26,818	27,517
Pool# 901509 5.00%, 12/01/21	2,341	2,397
Pool# 928106 5.50%, 02/01/22	39,453	41,877
Pool# 914385 5.50%, 03/01/22	1,144	1,206
Pool# 913323 5.50%, 04/01/22	1,747	1,821
Pool# 899438 5.50%, 06/01/22	37,426	39,115
Pool# AA2549 4.00%, 04/01/24	199,459	209,012
Pool# 934863 4.00%, 06/01/24	376,814	394,043
Pool# AC1374 4.00%, 08/01/24	229,927	240,959
Pool# AC1529 4.50%, 09/01/24	653,255	689,554
Pool# AD0244 4.50%, 10/01/24	81,077	85,490
Pool# AD4089 4.50%, 05/01/25	477,580	503,570
Pool# 890216 4.50%, 07/01/25	146,065	154,026
Pool# AB1609 4.00%, 10/01/25	331,160	348,751
Pool# AH1361 3.50%, 12/01/25	313,937	327,264
Pool# AH1518 3.50%, 12/01/25	172,915	180,025

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AH5616 3.50%, 02/01/26	$888,232	$924,753
Pool# AL0298 4.00%, 05/01/26	676,980	715,729
Pool# AB4277 3.00%, 01/01/27	1,014,241	1,043,910
Pool# AL1391 3.50%, 01/01/27	19,685	20,517
Pool# AP4746 3.00%, 08/01/27	272,995	280,960
Pool# AP7855 3.00%, 09/01/27	1,321,340	1,359,864
Pool# AP4640 3.00%, 09/01/27	140,938	145,050
Pool# AQ5096 3.00%, 11/01/27	375,132	386,078
Pool# AB6887 3.00%, 11/01/27	294,839	303,448
Pool# AQ4532 3.00%, 11/01/27	178,405	183,613
Pool# AQ3758 3.00%, 11/01/27	150,266	154,651
Pool# AB6886 3.00%, 11/01/27	144,953	149,183
Pool# AQ7406 3.00%, 11/01/27	133,612	137,512
Pool# AQ2884 3.00%, 12/01/27	139,275	143,347
Pool# AS0487 2.50%, 09/01/28	624,843	632,038
Pool# 930998 4.50%, 04/01/29	81,640	87,722
Pool# AL8077 3.50%, 12/01/29	46,148	48,046
Pool# AS4874 3.00%, 04/01/30	817,520	839,648
Pool# AS5412 2.50%, 07/01/30	333,565	336,487
Pool# AS5420 3.00%, 07/01/30	695,697	714,527
Pool# AL7152 3.50%, 07/01/30	944,392	985,860
Pool# AS5702 2.50%, 08/01/30	1,293,360	1,304,692
Pool# AZ4898 2.50%, 08/01/30	865,267	872,847
Pool# AY8448 3.00%, 08/01/30	2,369,335	2,433,466
Pool# AZ2953 3.00%, 09/01/30	2,351,178	2,414,817
Pool# AZ5718 3.00%, 09/01/30	2,272,317	2,333,822

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AS6060 3.00%, 10/01/30	$1,849,962	$1,900,035
Pool# AZ9234 3.50%, 10/01/30	146,249	152,263
Pool# BA2993 3.00%, 11/01/30	475,113	487,972
Pool# AS6174 3.50%, 11/01/30	79,187	82,443
Pool# AS6272 2.50%, 12/01/30	470,665	473,435
Pool# AS6295 3.00%, 12/01/30	740,769	760,819
Pool# BA3545 3.00%, 12/01/30	368,289	378,257
Pool# AH1515 4.00%, 12/01/30	654,184	693,705
Pool# AD0716 6.50%, 12/01/30	1,964,383	2,238,150
Pool# BA6532 2.50%, 01/01/31	366,646	369,858
Pool# AB2121 4.00%, 01/01/31	93,493	99,155
Pool# MA0641 4.00%, 02/01/31	486,034	515,402
Pool# 560868 7.50%, 02/01/31	763	776
Pool# AS6799 3.00%, 03/01/31	655,327	673,065
Pool# BC4410 3.50%, 03/01/31	66,950	69,773
Pool# BC0320 3.50%, 03/01/31	33,510	34,983
Pool# AL8561 3.50%, 06/01/31	350,083	366,268
Pool# AS8038 2.50%, 10/01/31	1,173,710	1,180,618
Pool# AS8612 3.00%, 10/01/31	517,179	531,177
Pool# 607212 7.50%, 10/01/31	12,466	13,991
Pool# MA0895 3.50%, 11/01/31	517,522	540,501
Pool# 607632 6.50%, 11/01/31	132	146
Pool# AS8609 3.00%, 01/01/32	416,064	427,326
Pool# MA2871 3.00%, 01/01/32	115,610	118,739
Pool# AL9585 3.50%, 01/01/32	156,578	164,236
Pool# BM1036 2.50%, 02/01/32	3,040,520	3,060,540

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AS8767 3.00%, 02/01/32	$41,468	$42,618
Pool# AL9899 3.00%, 03/01/32	60,949	62,640
Pool# MA1029 3.50%, 04/01/32	408,967	427,159
Pool# 545556 7.00%, 04/01/32	6,691	7,718
Pool# AO2565 3.50%, 05/01/32	172,573	180,250
Pool# 545605 7.00%, 05/01/32	8,769	10,207
Pool# AO5103 3.50%, 06/01/32	378,312	395,145
Pool# MA1107 3.50%, 07/01/32	55,845	58,326
Pool# 651361 7.00%, 07/01/32	1,349	1,377
Pool# AP1990 3.50%, 08/01/32	210,233	219,576
Pool# AP1997 3.50%, 08/01/32	108,232	113,040
Pool# AO7202 3.50%, 09/01/32	426,018	444,707
Pool# MA1166 3.50%, 09/01/32	325,034	339,495
Pool# AP3673 3.50%, 10/01/32	336,830	351,814
Pool# AB6962 3.50%, 11/01/32	518,857	541,944
Pool# AQ3343 3.50%, 11/01/32	287,605	300,402
Pool# 555346 5.50%, 04/01/33	86,963	97,981
Pool# 713560 5.50%, 04/01/33	11,220	12,487
Pool# 694846 6.50%, 04/01/33	13,777	15,238
Pool# 701261 7.00%, 04/01/33	613	657
Pool# AB9402 3.00%, 05/01/33	474,380	485,625
Pool# AB9403 3.00%, 05/01/33	209,548	214,509
Pool# AB9300 3.00%, 05/01/33	173,955	178,066
Pool# 555421 5.00%, 05/01/33	2,042,475	2,245,364
Pool# 720087 5.50%, 07/01/33	373,267	418,121
Pool# 728721 5.50%, 07/01/33	57,082	63,913

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# 555684 5.50%, 07/01/33	$16,754	$18,761
Pool# MA1527 3.00%, 08/01/33	1,923,955	1,969,442
Pool# 743235 5.50%, 10/01/33	29,308	32,569
Pool# 750229 6.50%, 10/01/33	33,967	37,569
Pool# 755872 5.50%, 12/01/33	388,227	434,307
Pool# 725221 5.50%, 01/01/34	8,620	9,658
Pool# 725223 5.50%, 03/01/34	942	1,056
Pool# 725228 6.00%, 03/01/34	782,614	893,261
Pool# 725425 5.50%, 04/01/34	491,661	550,817
Pool# 725423 5.50%, 05/01/34	47,825	53,573
Pool# 725594 5.50%, 07/01/34	205,133	229,856
Pool# 788027 6.50%, 09/01/34	26,016	28,775
Pool# 807310 7.00%, 11/01/34	2,363	2,547
Pool# 735141 5.50%, 01/01/35	634,651	710,941
Pool# 889852 5.50%, 05/01/35	18,059	20,211
Pool# 256023 6.00%, 12/01/35	615,789	701,271
Pool# 745418 5.50%, 04/01/36	103,687	116,021
Pool# 745516 5.50%, 05/01/36	58,373	65,270
Pool# 889745 5.50%, 06/01/36	10,131	11,349
Pool# 995065 5.50%, 09/01/36	371,944	415,908
Pool# 888635 5.50%, 09/01/36	227,076	254,389
Pool# 995024 5.50%, 08/01/37	134,571	150,691
Pool# 995050 6.00%, 09/01/37	1,264,591	1,440,523
Pool# 955194 7.00%, 11/01/37	151,329	171,540
Pool# 928940 7.00%, 12/01/37	65,797	71,065
Pool# 990810 7.00%, 10/01/38	125,122	140,096

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AC9890 3.44%, 04/01/40 (a)	$1,824,905	$1,917,125
Pool# AC9895 3.44%, 04/01/40 (a)	814,549	864,910
Pool# AD8536 5.00%, 08/01/40	477,929	522,518
Pool# AB1735 3.50%, 11/01/40	12,363	12,719
Pool# AE9747 4.50%, 12/01/40	1,314,668	1,422,393
Pool# AB2067 3.50%, 01/01/41	519,048	536,223
Pool# 932888 3.50%, 01/01/41	338,955	351,831
Pool# AB2068 3.50%, 01/01/41	301,294	311,132
Pool# 932891 3.50%, 01/01/41	61,251	63,362
Pool# AL3650 5.00%, 02/01/41	37,279	40,839
Pool# AL6521 5.00%, 04/01/41	2,181,249	2,409,172
Pool# AL0390 5.00%, 05/01/41	878,769	961,239
Pool# AL5863 4.50%, 06/01/41	4,531,083	4,881,868
Pool# AJ1249 3.30%, 09/01/41 (a)	423,089	435,597
Pool# AI9851 4.50%, 09/01/41	73,816	79,757
Pool# AL0761 5.00%, 09/01/41	255,783	279,870
Pool# AJ5431 4.50%, 10/01/41	128,535	138,121
Pool# AJ4861 4.00%, 12/01/41	285,858	301,641
Pool# AX5316 4.50%, 01/01/42	139,416	150,764
Pool# AL2499 4.50%, 01/01/42	69,166	74,731
Pool# AK0714 3.44%, 02/01/42 (a)	112,253	118,863
Pool# AW8167 3.50%, 02/01/42	1,816,830	1,874,649
Pool# AB5185 3.50%, 05/01/42	722,940	745,749
Pool# AO3575 4.50%, 05/01/42	64,000	68,658
Pool# AO4647 3.50%, 06/01/42	1,328,604	1,370,369
Pool# AO8036 4.50%, 07/01/42	1,202,540	1,297,280

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AP2092 4.50%, 08/01/42	$34,194	$36,676
Pool# AP6579 3.50%, 09/01/42	1,280,612	1,321,158
Pool# AL2782 4.50%, 09/01/42	252,314	272,195
Pool# AB6524 3.50%, 10/01/42	2,274,352	2,345,525
Pool# AB7074 3.00%, 11/01/42	1,288,929	1,294,362
Pool# AL2677 3.50%, 11/01/42	1,221,296	1,260,307
Pool# AB6786 3.50%, 11/01/42	898,067	925,850
Pool# MA1273 3.50%, 12/01/42	684,988	707,156
Pool# AR4210 3.50%, 01/01/43	313,633	323,252
Pool# AT4982 1.89%, 04/01/43 (a)	73,262	75,177
Pool# AR8213 3.50%, 04/01/43	343,057	353,889
Pool# AB9238 3.00%, 05/01/43	1,549,547	1,557,043
Pool# AB9237 3.00%, 05/01/43	1,127,501	1,134,001
Pool# AB9236 3.00%, 05/01/43	343,233	345,680
Pool# AB9362 3.50%, 05/01/43	1,702,526	1,758,067
Pool# AT4250 2.05%, 06/01/43 (a)	148,980	151,233
Pool# AT4145 3.00%, 06/01/43	431,965	434,035
Pool# AB9814 3.00%, 07/01/43	1,475,440	1,482,569
Pool# AT6871 3.00%, 07/01/43	230,655	231,560
Pool# AS0203 3.00%, 08/01/43	1,010,940	1,015,823
Pool# AS0255 4.50%, 08/01/43	474,754	510,142
Pool# AL4471 4.00%, 09/01/43	742,474	788,113
Pool# AL6951 3.50%, 10/01/43	1,109,286	1,143,726
Pool# AS2276 4.50%, 04/01/44	967,414	1,039,792
Pool# AW1006 4.00%, 05/01/44	292,210	311,174
Pool# AL7767 4.50%, 06/01/44	92,075	99,580

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AS3161 4.00%, 08/01/44	$2,380,493	$2,503,598
Pool# BC5090 4.00%, 10/01/44	301,426	317,015
Pool# AS3946 4.00%, 12/01/44	2,267,711	2,407,264
Pool# AL9555 4.00%, 02/01/45	4,870,593	5,135,239
Pool# AX9524 4.00%, 02/01/45	2,111,941	2,250,823
Pool# AS4418 4.00%, 02/01/45	1,481,148	1,578,538
Pool# AS4375 4.00%, 02/01/45	986,815	1,051,706
Pool# AL6889 4.50%, 02/01/45	301,601	328,045
Pool# AY1312 3.50%, 03/01/45	3,857,822	3,983,882
Pool# AX9567 3.50%, 03/01/45	174,639	179,944
Pool# AS4578 4.00%, 03/01/45	282,016	300,561
Pool# AS4921 3.50%, 05/01/45	1,998,351	2,061,948
Pool# AS5012 4.00%, 05/01/45	2,832,771	3,019,050
Pool# AS5312 3.50%, 07/01/45	391,637	404,101
Pool# AZ2323 4.00%, 07/01/45	1,237,304	1,305,997
Pool# AL7207 4.50%, 08/01/45	372,628	405,345
Pool# AL9634 3.50%, 10/01/45	265,771	274,112
Pool# BA2164 3.00%, 11/01/45	285,538	285,371
Pool# MA2458 4.00%, 11/01/45	1,633,860	1,718,354
Pool# AS6311 3.50%, 12/01/45	4,548,858	4,674,857
Pool# AS6282 3.50%, 12/01/45	2,892,722	2,984,968
Pool# BC0326 3.50%, 12/01/45	2,541,934	2,612,343
Pool# AS6400 4.00%, 12/01/45	1,821,707	1,915,916
Pool# AS6527 4.00%, 01/01/46	681,153	716,378
Pool# BC0178 4.50%, 01/01/46	20,023	21,485
Pool# BC1158 3.50%, 02/01/46	188,639	193,864

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# BC2667 4.00%, 02/01/46	$116,354	$122,371
Pool# BC0605 4.00%, 02/01/46	74,088	77,920
Pool# AL9781 4.50%, 02/01/46	773,303	835,249
Pool# BC0300 3.50%, 03/01/46	2,865,520	2,944,893
Pool# AS6833 3.50%, 03/01/46	72,588	74,599
Pool# AS6795 4.00%, 03/01/46	601,770	632,890
Pool# BA6972 4.00%, 03/01/46	155,866	163,927
Pool# BC0288 4.00%, 03/01/46	72,491	76,239
Pool# BC0311 4.50%, 03/01/46	21,139	22,681
Pool# AS7077 3.50%, 04/01/46	1,353,377	1,390,864
Pool# BC0823 3.50%, 04/01/46	525,926	540,494
Pool# BA7692 3.50%, 04/01/46	26,357	27,148
Pool# AS7026 4.00%, 04/01/46	468,381	492,603
Pool# BC1809 3.50%, 05/01/46	381,302	391,864
Pool# AS7171 3.50%, 05/01/46	207,275	213,017
Pool# AS7108 4.00%, 05/01/46	1,755,315	1,846,090
Pool# AS7251 4.00%, 05/01/46	63,109	66,372
Pool# AS7387 3.50%, 06/01/46	588,505	604,806
Pool# BC1216 3.50%, 07/01/46	2,919,989	3,006,816
Pool# AS7593 3.50%, 07/01/46	2,011,866	2,071,690
Pool# AS7594 3.50%, 07/01/46	1,831,442	1,885,900
Pool# AS7545 3.50%, 07/01/46	765,649	786,856
Pool# AS7490 3.50%, 07/01/46	239,227	246,891
Pool# BC1452 4.00%, 07/01/46	3,293,851	3,464,948
Pool# AL8858 4.00%, 07/01/46	128,515	135,267
Pool# BD5180 4.50%, 07/01/46	30,353	32,712

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# BD4890 3.50%, 08/01/46	$2,695,552	$2,770,216
Pool# BC9501 3.50%, 08/01/46	61,082	62,774
Pool# AS7648 4.00%, 08/01/46	474,001	498,514
Pool# AS7760 4.00%, 08/01/46	416,900	440,462
Pool# AS7795 4.00%, 08/01/46	282,072	296,659
Pool# BD3911 4.00%, 08/01/46	58,337	61,354
Pool# BD3923 4.00%, 08/01/46	30,624	32,207
Pool# AS7770 4.50%, 08/01/46	165,262	177,425
Pool# BD5232 4.50%, 08/01/46	45,849	49,411
Pool# AL8947 3.50%, 09/01/46	421,713	434,377
Pool# BD4944 3.50%, 09/01/46	121,462	124,826
Pool# AL9263 3.00%, 10/01/46	392,662	393,306
Pool# AS8125 3.50%, 10/01/46	146,568	150,926
Pool# AS8141 4.00%, 10/01/46	2,759,972	2,909,601
Pool# BC4766 4.50%, 10/01/46	133,471	143,183
Pool# AS8154 4.50%, 10/01/46	88,167	94,582
Pool# AS8369 3.50%, 11/01/46	1,475,458	1,519,332
Pool# BE5067 3.50%, 11/01/46	1,151,683	1,183,583
Pool# BE0065 3.50%, 11/01/46	38,572	39,744
Pool# AS8326 4.00%, 11/01/46	193,058	203,041
Pool# BE5038 4.00%, 11/01/46	25,882	27,647
Pool# MA2833 3.00%, 12/01/46	6,007,555	6,003,689
Pool# AS8488 3.00%, 12/01/46	519,739	520,936
Pool# BE4224 3.50%, 12/01/46	48,931	50,286
Pool# AL9697 3.00%, 01/01/47	1,402,700	1,405,932
Pool# AS8647 3.00%, 01/01/47	1,001,279	1,002,921

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# MA2864 3.50%, 01/01/47	$955,760	$982,234
Pool# AS8692 3.50%, 01/01/47	875,758	900,761
Pool# BE6548 3.50%, 01/01/47	200,551	206,106
Pool# BE7115 4.50%, 01/01/47	75,762	81,275
Pool# BE6503 4.50%, 01/01/47	49,689	53,549
Pool# BE5856 4.50%, 01/01/47	32,541	35,069
Pool# AS8862 3.50%, 02/01/47	3,373,681	3,467,129
Pool# BE2971 4.00%, 02/01/47	116,601	122,631
Pool# BE8495 4.50%, 02/01/47	39,803	42,896
Pool# BE7869 4.50%, 02/01/47	27,688	29,703
Pool# MA2930 4.00%, 03/01/47	3,354,502	3,527,978
Pool# BE9247 4.50%, 03/01/47	46,053	49,404
Pool# AS9451 3.50%, 04/01/47	658,721	676,967
Pool# BD7122 4.00%, 04/01/47	3,050,558	3,208,316
Pool# AS9454 4.00%, 04/01/47	1,015,827	1,068,360
Pool# AS9394 4.50%, 04/01/47	544,983	584,806
Pool# BE9590 3.50%, 05/01/47	2,695,090	2,769,741
Pool# AS9577 3.50%, 05/01/47	336,166	346,678
Pool# BE3611 4.00%, 05/01/47	1,433,470	1,514,946
Pool# MA2995 4.00%, 05/01/47	318,359	334,823
Pool# BE3670 3.50%, 06/01/47	774,989	796,455
Pool# AS9794 3.50%, 06/01/47	373,658	385,992
Pool# MA3026 3.50%, 06/01/47	129,609	133,199
Pool# BM1295 4.50%, 06/01/47	445,000	478,062
Pool# BE3704 5.00%, 06/01/47	195,928	215,098
Pool# MA3087 3.50%, 07/01/47	950,000	976,314

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# MA3073 4.50%, 07/01/47	$1,287,625	$1,383,700
FNMA TBA 2.50%, 07/25/32	15,545,000	15,625,761
3.00%, 07/25/32	509,663	523,081
3.50%, 07/25/32	394,000	409,945
4.00%, 07/25/32	1,378,000	1,425,369
4.50%, 07/25/32	665,000	680,170
5.00%, 07/25/32	35,000	35,782
2.50%, 07/25/47	2,155,000	2,077,741
3.00%, 07/25/47	44,578,000	44,517,900
3.50%, 07/25/47	4,135,000	4,246,936
4.00%, 07/25/47	320,750	337,176
4.50%, 07/25/47	1,775,000	1,904,034
5.00%, 07/25/47	768,000	838,920
5.50%, 07/25/47	950,000	1,052,422
GNMA I Pool
Pool# 279461 9.00%, 11/15/19	291	295
Pool# 376510 7.00%, 05/15/24	1,447	1,554
Pool# 457801 7.00%, 08/15/28	3,048	3,308
Pool# 486936 6.50%, 02/15/29	1,788	2,068
Pool# 502969 6.00%, 03/15/29	5,942	6,700
Pool# 487053 7.00%, 03/15/29	2,650	2,914
Pool# 781014 6.00%, 04/15/29	4,442	5,060
Pool# 509099 7.00%, 06/15/29	3,663	3,761
Pool# 470643 7.00%, 07/15/29	14,375	15,206
Pool# 434505 7.50%, 08/15/29	108	112
Pool# 416538 7.00%, 10/15/29	242	243
Pool# 524269 8.00%, 11/15/29	7,017	7,090
Pool# 781124 7.00%, 12/15/29	12,513	14,765
Pool# 507396 7.50%, 09/15/30	48,873	51,225
Pool# 531352 7.50%, 09/15/30	4,449	4,753
Pool# 536334 7.50%, 10/15/30	203	209
Pool# 540659 7.00%, 01/15/31	929	944
Pool# 486019 7.50%, 01/15/31	2,053	2,301

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA I Pool (continued)
Pool# 535388 7.50%, 01/15/31	$639	$654
Pool# 537406 7.50%, 02/15/31	437	442
Pool# 528589 6.50%, 03/15/31	37,546	41,114
Pool# 508473 7.50%, 04/15/31	6,131	6,816
Pool# 544470 8.00%, 04/15/31	3,106	3,137
Pool# 781287 7.00%, 05/15/31	5,927	6,949
Pool# 781319 7.00%, 07/15/31	1,776	2,086
Pool# 549742 7.00%, 07/15/31	913	915
Pool# 485879 7.00%, 08/15/31	9,991	11,163
Pool# 572554 6.50%, 09/15/31	50,892	55,790
Pool# 781328 7.00%, 09/15/31	5,840	6,957
Pool# 555125 7.00%, 09/15/31	809	820
Pool# 550991 6.50%, 10/15/31	1,250	1,370
Pool# 571267 7.00%, 10/15/31	1,248	1,397
Pool# 574837 7.50%, 11/15/31	2,418	2,479
Pool# 555171 6.50%, 12/15/31	1,445	1,579
Pool# 781380 7.50%, 12/15/31	1,764	2,136
Pool# 781481 7.50%, 01/15/32	9,019	10,875
Pool# 580972 6.50%, 02/15/32	211	232
Pool# 781401 7.50%, 02/15/32	5,293	6,441
Pool# 781916 6.50%, 03/15/32	96,282	111,141
Pool# 552474 7.00%, 03/15/32	5,449	5,965
Pool# 781478 7.50%, 03/15/32	3,437	4,165
Pool# 781429 8.00%, 03/15/32	5,812	7,172
Pool# 781431 7.00%, 04/15/32	21,394	25,475
Pool# 552616 7.00%, 06/15/32	45,017	50,288

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA I Pool (continued)
Pool# 570022 7.00%, 07/15/32	$23,241	$26,372
Pool# 595077 6.00%, 10/15/32	10,097	11,452
Pool# 596657 7.00%, 10/15/32	4,811	4,956
Pool# 552903 6.50%, 11/15/32	175,088	195,915
Pool# 552952 6.00%, 12/15/32	10,314	11,698
Pool# 602102 6.00%, 02/15/33	16,957	19,116
Pool# 588192 6.00%, 02/15/33	9,791	11,222
Pool# 553144 5.50%, 04/15/33	38,004	42,670
Pool# 604243 6.00%, 04/15/33	16,639	18,874
Pool# 611526 6.00%, 05/15/33	9,612	10,836
Pool# 553320 6.00%, 06/15/33	39,972	45,536
Pool# 573916 6.00%, 11/15/33	38,061	42,907
Pool# 604788 6.50%, 11/15/33	87,958	97,444
Pool# 781688 6.00%, 12/15/33	53,851	61,318
Pool# 604875 6.00%, 12/15/33	42,686	48,621
Pool# 781690 6.00%, 12/15/33	21,757	25,313
Pool# 781699 7.00%, 12/15/33	9,118	10,547
Pool# 621856 6.00%, 01/15/34	37,365	42,122
Pool# 564799 6.00%, 03/15/34	81,975	93,058
Pool# 630038 6.50%, 08/15/34	95,242	105,110
Pool# 781804 6.00%, 09/15/34	61,886	70,499
Pool# 781847 6.00%, 12/15/34	46,262	52,633
Pool# 486921 5.50%, 02/15/35	15,961	17,975
Pool# 781902 6.00%, 02/15/35	53,080	60,291
Pool# 781933 6.00%, 06/15/35	7,263	8,258
Pool# 649513 5.50%, 10/15/35	431,677	480,390

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA I Pool (continued)
Pool# 649510 5.50%, 10/15/35	$241,636	$271,190
Pool# 652207 5.50%, 03/15/36	48,195	53,612
Pool# 655519 5.00%, 05/15/36	54,001	58,875
Pool# 652539 5.00%, 05/15/36	23,820	26,428
Pool# 606308 5.50%, 05/15/36	39,212	43,889
Pool# 606314 5.50%, 05/15/36	7,917	8,807
Pool# 657912 6.50%, 08/15/36	7,404	8,211
Pool# 697957 4.50%, 03/15/39	1,906,693	2,051,184
Pool# 704630 5.50%, 07/15/39	78,454	87,370
Pool# 710724 4.50%, 08/15/39	774,549	833,258
Pool# 722292 5.00%, 09/15/39	1,408,760	1,548,153
Pool# 782803 6.00%, 11/15/39	584,144	658,516
Pool#736666
4.50%, 04/15/40	1,597,073	1,713,432
Pool# 733312 4.00%, 09/15/40	91,699	97,590
Pool# 742235 4.00%, 12/15/40	323,524	341,371
Pool# 755958 4.00%, 01/15/41	270,107	286,146
Pool# 759075 4.00%, 01/15/41	248,611	265,191
Pool# 742244 4.00%, 01/15/41	238,124	253,440
Pool# 755959 4.00%, 01/15/41	237,329	253,211
Pool# 753826 4.00%, 01/15/41	88,085	93,784
Pool# 690662 4.00%, 01/15/41	84,989	90,498
Pool# 719486 4.00%, 01/15/41	48,296	50,879
Pool# 759207 4.00%, 02/15/41	425,710	454,015
Pool# 757557 4.00%, 02/15/41	55,186	58,269
Pool# 757555 4.00%, 02/15/41	46,301	49,362
Pool# 738107 4.00%, 03/15/41	734,918	778,017
Pool# 778869 4.00%, 02/15/42	409,984	433,888

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA I Pool (continued)
Pool# AD8789 3.50%, 03/15/43	$1,010,720	$1,055,100
Pool# AD2254 3.50%, 03/15/43	197,199	205,060
Pool# AA6403 3.00%, 05/15/43	1,520,963	1,542,776
Pool# AD2411 3.50%, 05/15/43	775,868	806,925
GNMA II Pool
Pool# 3851 5.50%, 05/20/36	697,667	771,883
Pool# 4245 6.00%, 09/20/38	293,273	327,717
Pool# 4559 5.00%, 10/20/39	755,061	820,881
Pool# 4715 5.00%, 06/20/40	189,167	209,194
Pool# 4747 5.00%, 07/20/40	2,269,755	2,494,391
Pool# 4771 4.50%, 08/20/40	2,007,949	2,167,423
Pool# 4802 5.00%, 09/20/40	1,352,357	1,485,803
Pool# 4834 4.50%, 10/20/40	468,240	504,830
Pool# 737727 4.00%, 12/20/40	2,289,369	2,435,690
Pool# 737730 4.00%, 12/20/40	694,934	739,414
Pool# 4923 4.50%, 01/20/41	708,014	760,859
Pool# 4978 4.50%, 03/20/41	108,158	116,224
Pool# 5017 4.50%, 04/20/41	1,201,403	1,290,912
Pool# 5056 5.00%, 05/20/41	355,046	389,328
Pool# 5082 4.50%, 06/20/41	442,466	475,451
Pool# 5175 4.50%, 09/20/41	475,129	510,580
Pool# 675523 3.50%, 03/20/42	454,685	472,548
Pool# 5332 4.00%, 03/20/42	482,970	510,850
Pool# MA0392 3.50%, 09/20/42	2,308,859	2,401,608
Pool# MA0534 3.50%, 11/20/42	3,314,183	3,447,319
Pool# MA0852 3.50%, 03/20/43	1,711,463	1,780,219
Pool# MA0934 3.50%, 04/20/43	1,591,102	1,655,022

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA II Pool (continued)
Pool# AF1001 3.50%, 06/20/43	$1,086,738	$1,130,878
Pool# MA1376 4.00%, 10/20/43	880,572	931,202
Pool# MA2824 2.50%, 05/20/45	1,159,517	1,131,956
Pool# AM4381 3.50%, 05/20/45	1,415,034	1,467,147
Pool# MA2891 3.00%, 06/20/45	5,557,448	5,619,342
Pool# MA3034 3.50%, 08/20/45	910,562	944,136
Pool# AO1103 3.50%, 09/20/45	2,167,505	2,251,180
Pool# AO1099 3.50%, 09/20/45	932,652	968,731
Pool# MA3173 3.50%, 10/20/45	637,445	660,949
Pool# MA3243 3.00%, 11/20/45	1,540,625	1,557,783
Pool# MA3309 3.00%, 12/20/45	2,736,309	2,766,783
Pool# MA3876 4.50%, 08/20/46	287,263	305,465
Pool# MA3939 4.50%, 09/20/46	45,145	48,005
Pool# MA4004 3.50%, 10/20/46	1,928,301	1,999,401
Pool# MA4006 4.50%, 10/20/46	911,524	969,284
Pool# MA4069 3.50%, 11/20/46	6,170,007	6,397,507
Pool# MA4070 4.00%, 11/20/46	201,824	212,545
Pool# MA4071 4.50%, 11/20/46	68,624	72,972
Pool# MA4126 3.00%, 12/20/46	4,858,583	4,912,694
Pool# MA4127 3.50%, 12/20/46	10,001,906	10,370,695
Pool# MA4198 4.50%, 01/20/47	132,395	140,784
Pool# MA4262 3.50%, 02/20/47	8,358,000	8,666,175
Pool# MA4263 4.00%, 02/20/47	4,612,556	4,858,765
Pool# MA4322 4.00%, 03/20/47	2,927,928	3,084,051
Pool# MA4382 3.50%, 04/20/47	2,307,868	2,392,964
Pool# AZ1974 3.50%, 04/20/47	660,386	686,440
Pool# MA4383 4.00%, 04/20/47	1,487,872	1,569,849

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA II Pool (continued)
Pool# MA4384 4.50%, 04/20/47	$319,881	$340,422
Pool# MA4452 4.00%, 05/20/47	7,586,250	8,006,566
Pool# MA4512 4.50%, 06/20/47	293,292	312,238
GNMA TBA 2.50%, 07/15/47	675,000	658,414
3.00%, 07/15/47	37,951,000	38,334,529
3.50%, 07/15/47	2,100,000	2,175,223
4.00%, 07/15/47	1,000,000	1,052,031
4.50%, 07/15/47	780,000	833,957
3.50%, 12/31/49	15,746,000	16,309,411
4.00%, 12/31/49	2,923,000	3,075,772

Total Mortgage-Backed Securities (cost $643,599,304)		643,352,671

Municipal Bonds 0.8%
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/01/44	100,000	144,560
Bay Area Toll Authority, RB, Series F-2, 6.26%, 04/01/49	250,000	357,405
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 6.00%, 11/01/40	100,000	125,984
Los Angeles Community College District, GO, 6.75%, 08/01/49	300,000	454,533
Los Angeles County Public Works Financing Authority, RB, Series B, 7.62%, 08/01/40	75,000	111,611
Los Angeles Department of Water & Power, RB, Series D, 6.57%, 07/01/45	200,000	291,524
Los Angeles Unified School District, GO, Series RY, 6.76%, 07/01/34	420,000	578,088
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	100,000	135,076
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 04/01/32	200,000	246,092
State of California, GO
7.55%, 04/01/39	1,810,000	2,762,024
7.63%, 03/01/40	425,000	647,513
University of California, RB
Series F, 5.95%, 05/15/45	300,000	383,256
Series H, 6.55%, 05/15/48	150,000	203,580

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Series F, 6.58%, 05/15/49	$200,000	$271,702
Series AQ, 4.77%, 05/15/15	150,000	151,855

		6,864,803

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 03/15/32	500,000	584,235

Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 2.11%, 07/01/18	250,000	251,480

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	500,000	610,800

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	300,000	381,507
State of Illinois, GO
5.88%, 03/01/19	200,000	207,666
4.95%, 06/01/23	160,000	161,896
5.10%, 06/01/33	1,445,000	1,352,347

		2,103,416

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/01/21	500,000	533,210

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B, 0.00%, 02/15/20 (f)	650,000	606,404
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	125,000	153,534
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	790,000	1,186,588
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	301,973

		2,248,499

New York 0.2%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	460,000	696,569
New York City Municipal Water Finance Authority, RB, Series AA, 5.44%, 06/15/43	300,000	384,810

Municipal Bonds (continued)

	Principal Amount	Market Value

New York (continued)
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/01/38	$500,000	$626,110
New York State Dormitory Authority, State Personal Income Tax Revenue, Series F, 5.63%, 03/15/39	250,000	309,467
New York State Urban Development Corp., Special Tax Authority, Series C, 5.84%, 03/15/40	450,000	565,294
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	620,000	791,201

		3,373,451

Ohio 0.0%†
American Municipal Power Inc., RB, Series E, 6.27%, 02/15/50	165,000	204,946
JobsOhio Beverage System, RB, Series B, 4.53%, 01/01/35	100,000	110,249
Ohio State University (The), RB, Series C, 4.91%, 06/01/40	150,000	180,485

		495,680

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 01/01/50	100,000	118,260

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/01/44	200,000	267,472
State of Texas, GO, Series A, 4.63%, 04/01/33	350,000	397,341
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	150,000	177,296
University of Texas System, RB
Series A, 5.26%, 07/01/39	260,000	322,366
Series C, 4.79%, 08/15/46	200,000	235,696

		1,400,171

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 08/01/40	200,000	244,338

Total Municipal Bonds (cost $15,848,024)		18,828,343

Supranational 1.2%
Asian Development Bank
1.75%, 09/11/18	500,000	501,997
1.38%, 01/15/19	1,000,000	998,474

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Supranational (continued)

	Principal Amount	Market Value

Asian Development Bank (continued)
1.75%, 01/10/20	$2,000,000	$2,005,824
1.63%, 08/26/20	500,000	497,208
1.88%, 02/18/22 (b)	500,000	497,076
Corp. Andina de Fomento, 4.38%, 06/15/22	350,000	378,462
European Investment Bank
1.13%, 08/15/18	3,000,000	2,989,692
1.88%, 03/15/19 (b)	1,000,000	1,005,587
1.13%, 08/15/19	1,500,000	1,485,745
1.38%, 06/15/20	500,000	494,250
4.00%, 02/16/21	500,000	536,378
2.00%, 03/15/21	1,000,000	1,003,038
1.38%, 09/15/21 (b)	2,000,000	1,949,664
2.25%, 03/15/22	500,000	503,227
Inter-American Development Bank
1.75%, 08/24/18	300,000	301,045
1.75%, 10/15/19	1,000,000	1,001,990
1.38%, 07/15/20	750,000	740,785
2.13%, 11/09/20	750,000	755,925
1.88%, 03/15/21	500,000	499,476
1.75%, 04/14/22	500,000	493,162
6.80%, 10/15/25	413,000	517,852
International Bank for Reconstruction & Development
1.00%, 10/05/18	500,000	497,213
1.25%, 07/26/19	500,000	497,090
0.88%, 08/15/19	2,500,000	2,464,395
1.13%, 11/27/19	1,000,000	988,953
1.38%, 05/24/21	1,000,000	979,118
2.00%, 01/26/22	750,000	749,987
1.63%, 02/10/22	500,000	492,311
7.63%, 01/19/23	973,000	1,247,016
International Finance Corp.
1.63%, 07/16/20	500,000	498,706
1.13%, 07/20/21	1,000,000	969,336

Total Supranational (cost $28,458,634)		28,540,982

U.S. Government Agency Securities 1.4%
FHLB
1.88%, 11/29/21 (b)	3,500,000	3,507,343
2.75%, 12/13/24	1,000,000	1,025,682
5.50%, 07/15/36	1,500,000	2,030,249
FHLMC
3.75%, 03/27/19	1,870,000	1,945,436
1.13%, 08/12/21 (b)	4,169,000	4,055,128
2.38%, 01/13/22	6,000,000	6,125,928
6.75%, 09/15/29	557,000	785,048
6.25%, 07/15/32	1,245,000	1,769,820
FNMA
1.75%, 06/20/19	500,000	503,283
1.00%, 08/28/19	4,000,000	3,960,920
1.75%, 09/12/19 (b)	2,000,000	2,011,958

U.S. Government Agency Securities (continued)

	Principal Amount	Market Value

FNMA (continued)
1.25%, 08/17/21 (b)	$2,000,000	$1,955,086
6.25%, 05/15/29	500,000	678,480
Tennessee Valley Authority 4.88%, 01/15/48	500,000	627,814

Total U.S. Government Agency Securities (cost $30,216,056)		30,982,175

U.S. Treasury Obligations 37.0%
U.S. Treasury Bonds
8.13%, 08/15/19	1,900,000	2,166,222
8.50%, 02/15/20	2,138,000	2,524,510
8.00%, 11/15/21	2,210,000	2,785,031
7.63%, 11/15/22	2,000,000	2,579,688
6.25%, 08/15/23	6,000,000	7,466,952
7.50%, 11/15/24	1,500,000	2,051,895
6.88%, 08/15/25	449,000	606,518
6.00%, 02/15/26 (b)	4,042,000	5,240,231
6.75%, 08/15/26	2,000,000	2,743,828
6.50%, 11/15/26	3,000,000	4,073,085
6.38%, 08/15/27 (b)	3,500,000	4,785,431
6.13%, 11/15/27	500,000	675,273
5.25%, 02/15/29	200,000	258,273
4.50%, 02/15/36 (b)	1,200,000	1,548,937
4.75%, 02/15/37	1,300,000	1,731,946
5.00%, 05/15/37	305,000	418,481
4.25%, 05/15/39 (b)	1,500,000	1,879,042
4.50%, 08/15/39	1,080,000	1,399,107
4.38%, 11/15/39	300,000	382,371
4.63%, 02/15/40	5,000,000	6,592,970
4.38%, 05/15/40	1,600,000	2,042,000
3.88%, 08/15/40	1,000,000	1,189,961
4.25%, 11/15/40	1,400,000	1,759,297
4.75%, 02/15/41	2,600,000	3,500,858
3.75%, 08/15/41	8,000,000	9,366,560
3.13%, 11/15/41	7,100,000	7,518,233
3.13%, 02/15/42 (b)	1,000,000	1,058,945
3.00%, 05/15/42	1,000,000	1,035,586
2.75%, 08/15/42	5,500,000	5,439,841
2.75%, 11/15/42	1,500,000	1,482,187
3.13%, 02/15/43	4,750,000	5,018,299
2.88%, 05/15/43	2,000,000	2,019,376
3.63%, 08/15/43	2,000,000	2,300,782
3.75%, 11/15/43	5,000,000	5,877,540
3.63%, 02/15/44	2,500,000	2,880,763
3.38%, 05/15/44	500,000	552,364
3.13%, 08/15/44	5,700,000	6,022,181
3.00%, 11/15/44	7,500,000	7,739,063
2.50%, 02/15/45	15,800,000	14,745,224
3.00%, 05/15/45	2,500,000	2,576,075
2.88%, 08/15/45	6,300,000	6,335,192
3.00%, 11/15/45	9,100,000	9,372,645
2.50%, 02/15/46	4,000,000	3,723,124
2.50%, 05/15/46	2,100,000	1,953,739

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Market Value

U.S. Treasury Bonds (continued)
2.88%, 11/15/46 (b)	$5,000,000	$5,027,540
3.00%, 02/15/47	3,000,000	3,094,686
3.00%, 05/15/47	2,500,000	2,580,078
U.S. Treasury Notes
1.00%, 08/15/18	5,000,000	4,983,010
0.75%, 08/31/18	12,000,000	11,921,256
1.50%, 08/31/18	2,500,000	2,505,665
1.00%, 09/15/18	10,000,000	9,962,500
1.38%, 09/30/18	7,000,000	7,002,737
0.88%, 10/15/18	8,500,000	8,450,861
0.75%, 10/31/18	17,000,000	16,868,522
1.25%, 11/30/18	5,000,000	4,993,360
1.25%, 12/15/18	8,500,000	8,487,386
1.25%, 12/31/18 (b)	15,160,000	15,135,714
1.38%, 12/31/18 (b)	10,000,000	10,003,910
1.50%, 12/31/18	5,000,000	5,010,940
1.13%, 01/15/19	3,200,000	3,188,499
1.50%, 01/31/19	5,000,000	5,010,155
1.38%, 02/28/19	1,000,000	1,000,117
1.25%, 03/31/19	15,440,000	15,406,835
1.63%, 03/31/19 (b)	7,000,000	7,031,444
1.25%, 04/30/19	10,000,000	9,975,390
3.13%, 05/15/19	5,000,000	5,161,330
1.13%, 05/31/19	2,000,000	1,990,704
1.50%, 05/31/19	500,000	501,114
1.00%, 06/30/19	4,500,000	4,466,601
3.63%, 08/15/19	9,000,000	9,415,197
1.00%, 08/31/19	9,000,000	8,921,601
1.63%, 08/31/19	9,000,000	9,041,130
1.75%, 09/30/19	8,000,000	8,057,504
1.50%, 11/30/19	10,500,000	10,509,849
1.13%, 12/31/19	3,000,000	2,975,274
1.63%, 12/31/19	7,620,000	7,648,575
3.63%, 02/15/20	7,480,000	7,887,017
1.25%, 02/29/20	9,700,000	9,637,105
1.38%, 02/29/20	6,000,000	5,978,904
1.13%, 03/31/20	5,000,000	4,948,240
1.38%, 03/31/20	25,000,000	24,907,225
1.38%, 04/30/20	4,800,000	4,778,438
3.50%, 05/15/20	19,400,000	20,466,243
1.88%, 06/30/20	1,000,000	1,009,336
1.63%, 07/31/20	5,000,000	5,005,860
2.00%, 07/31/20	7,000,000	7,086,681
2.63%, 08/15/20 (b)	4,710,000	4,857,739
1.38%, 08/31/20	5,000,000	4,964,845
1.38%, 10/31/20	5,000,000	4,958,985
1.75%, 10/31/20	6,000,000	6,025,314
2.63%, 11/15/20	15,300,000	15,791,268
1.63%, 11/30/20	10,000,000	9,994,920
2.00%, 11/30/20	1,000,000	1,011,758
1.75%, 12/31/20	9,100,000	9,125,953
2.38%, 12/31/20	1,000,000	1,024,219
1.38%, 01/31/21	4,000,000	3,958,124

U.S. Treasury Obligations (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
2.13%, 01/31/21	$5,000,000	$5,076,955
1.25%, 03/31/21	5,000,000	4,917,190
3.13%, 05/15/21	6,000,000	6,312,654
1.38%, 05/31/21	3,000,000	2,958,399
2.25%, 07/31/21 (b)	8,200,000	8,355,989
2.13%, 08/15/21	1,500,000	1,521,093
1.13%, 09/30/21	5,000,000	4,863,670
2.13%, 09/30/21	7,000,000	7,095,431
1.25%, 10/31/21	5,000,000	4,883,985
2.00%, 11/15/21	6,000,000	6,050,628
1.88%, 11/30/21 (b)	4,000,000	4,010,312
2.00%, 12/31/21	9,500,000	9,568,657
1.50%, 01/31/22	5,000,000	4,924,220
1.75%, 02/28/22	3,000,000	2,987,226
1.88%, 02/28/22	18,000,000	18,021,798
1.75%, 03/31/22 (b)	26,500,000	26,363,366
1.75%, 04/30/22	7,000,000	6,959,806
1.88%, 04/30/22	2,500,000	2,499,513
1.75%, 05/15/22	4,000,000	3,978,124
1.75%, 05/31/22 (b)	10,000,000	9,941,410
2.13%, 06/30/22	6,500,000	6,570,584
2.00%, 07/31/22 (b)	500,000	502,324
1.75%, 09/30/22	8,500,000	8,423,304
1.63%, 11/15/22	1,300,000	1,278,367
2.00%, 11/30/22	3,500,000	3,507,381
2.13%, 12/31/22	1,500,000	1,511,954
1.75%, 01/31/23	3,600,000	3,555,421
1.50%, 03/31/23	4,500,000	4,376,601
1.75%, 05/15/23	7,000,000	6,896,092
1.63%, 05/31/23	2,000,000	1,955,938
1.38%, 09/30/23	3,500,000	3,359,044
2.75%, 11/15/23	5,000,000	5,204,690
2.13%, 11/30/23 (b)	5,500,000	5,518,689
2.75%, 02/15/24	2,500,000	2,601,172
2.13%, 03/31/24	6,000,000	6,004,452
2.50%, 05/15/24	7,000,000	7,171,990
2.00%, 05/31/24	3,800,000	3,769,421
2.38%, 08/15/24	9,353,000	9,495,484
2.25%, 11/15/24	7,550,000	7,591,585
2.00%, 02/15/25	4,200,000	4,142,414
2.13%, 05/15/25	13,300,000	13,216,356
2.00%, 08/15/25	19,000,000	18,677,152
2.25%, 11/15/25	8,500,000	8,501,989
1.63%, 02/15/26	8,500,000	8,078,323
1.63%, 05/15/26	3,000,000	2,844,141
1.50%, 08/15/26 (b)	6,000,000	5,613,048
2.00%, 11/15/26 (b)	3,500,000	3,412,773
2.25%, 02/15/27	6,200,000	6,171,182
2.38%, 05/15/27 (b)	8,100,000	8,151,257

Total U.S. Treasury Obligations (cost $841,490,465)		846,560,838

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

Short-Term Investments 5.9%

	Shares	Market Value

Money Market Fund 5.9%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.18%, (g)	135,950,876	$136,005,258

	Principal Amount
U.S. Government Agency Security 0.0%†
Financing Corp., 0.58%, 11/30/17	$18,000	18,650

Total Short-Term Investments (cost $136,023,455)		136,023,908

Repurchase Agreements 1.1%
BNP Paribas Securities Corp. 1.10%, dated 06/30/17, due 07/03/17, repurchase price $5,000,458, collateralized by U.S. Government Treasury Securities, ranging from 0.00%-3.63%, maturing 02/15/18-05/15/39; total market value $5,100,000. (h)(i)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc. 1.10%, dated 06/30/17, due 07/03/17, repurchase price $13,131,736, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $13,393,143. (h)(i)	13,130,533	13,130,533
RBS Securities, Inc. 1.06%, dated 06/30/17, due 07/07/17, repurchase price $7,001,443, collateralized by U.S. Government Treasury Securities, ranging from 0.89%-2.00%, maturing 04/30/19-02/15/25; total market value $7,140,204. (h)(i)	7,000,000	7,000,000

Total Repurchase Agreements (cost $25,130,533)		25,130,533

TBA Sale Commitments 0.0%†

	Principal Amount	Market Value

Mortgage-Backed Securities 0.0%†
FHLMC TBA
2.50%, 07/15/47	$(200,000)	$(192,848)

Total TBA Sale Commitment (cost $(194,484))		(192,848)

Total Investments (cost $2,397,912,989) (j) — 106.2%		2,428,658,654
Liabilities in excess of other assets — (6.2)%		(140,722,550)

NET ASSETS — 100.0%		$2,287,936,104

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2017. The maturity date represents the actual maturity date.

(b)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $137,757,352, which was collateralized by cash used to purchase repurchase agreements with a total value of $25,130,533 and by $116,848,625 of collateral in the form of U.S. Government Agency and Treasury Securities, interest rates ranging from 0.00%—9.00%, and maturity dates ranging from 07/15/17 – 02/15/47, a total value of $141,979,158.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2017.

(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $10,058,639 which represents 0.44% of net assets.

(e)	Investment in affiliate.

(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(g)	Represents 7-day effective yield as of June 30, 2017.

(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $25,130,533.

(i)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund (Continued)

(j)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ACES	Alternative Credit Enhancement Services

AG	Stock Corporation

AGM	Assured Guaranty Municipal Corporation

ASA	Stock Corporation

BV	Private Limited Liability Company

DAC	Designated Activity Company

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NATL	National Public Finance Guarantee Corporation

NV	Public Traded Company

plc	Public Limited Company

RB	Revenue Bond

RE	Reinsured

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAB	Publicly Traded Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

SCS	Limited Partnership

TBA	To Be Announced

UA	Limited Liability Company

ULC	Unlimited Liability Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Bond Index Fund
Assets:
Investment in affiliate, at value (cost $64,803)	$115,500
Investments in non-affiliates, at value* (cost $2,372,912,137)	2,403,605,469
Repurchase agreements, at value (cost $25,130,533)	25,130,533

Total Investments, at value (total cost $2,398,107,473)	2,428,851,502

Cash	67,015,000
Interest and dividends receivable	12,907,370
Security lending income receivable	10,058
Receivable for investments sold	26,811,526
Receivable for capital shares issued	1,113,839
Prepaid expenses	12,559

Total Assets	2,536,721,854

Liabilities:
Payable for investments purchased	221,644,439
Payable for capital shares redeemed	1,321,568
TBA Sale Commitments (proceeds $194,484)	192,848
Payable upon return of securities loaned (Note 2)	25,130,533
Accrued expenses and other payables:
Investment advisory fees	342,904
Fund administration fees	53,887
Administrative servicing fees	21,429
Accounting and transfer agent fees	14,406
Custodian fees	14,844
Compliance program costs (Note 3)	2,249
Professional fees	33,214
Printing fees	8,876
Other	4,553

Total Liabilities	248,785,750

Net Assets	$2,287,936,104

Represented by:
Capital	$2,219,993,077
Accumulated undistributed net investment income	29,948,786
Accumulated net realized gains from affiliated and non-affiliated investments	7,248,576
Net unrealized appreciation/(depreciation) from investment in affiliate	50,697
Net unrealized appreciation/(depreciation) from investments in non-affiliates	30,693,332
Net unrealized appreciation/(depreciation) from TBA Sale Commitment	1,636

Net Assets	$2,287,936,104

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Bond Index Fund
Net Assets:
Class I Shares	$182,685,428
Class Y Shares	2,105,250,676

Total	$2,287,936,104

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	17,305,106
Class Y Shares	199,032,733

Total	216,337,839

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.56
Class Y Shares	$10.58

*	Includes value of securities on loan of $137,757,352 (Note 2).

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$27,577,960
Dividend income from non-affiliates	532,288
Income from securities lending (Note 2)	99,680
Interest income from affiliate	3,529

Total Income	28,213,457

EXPENSES:
Investment advisory fees	2,048,620
Fund administration fees	321,042
Administrative servicing fees Class I Shares	125,942
Professional fees	58,825
Printing fees	8,327
Trustee fees	34,522
Custodian fees	43,014
Accounting and transfer agent fees	29,758
Compliance program costs (Note 3)	4,582
Other	23,895

Total Expenses	2,698,527

NET INVESTMENT INCOME	25,514,930

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with non-affiliates	3,900,456
Net change in unrealized appreciation/(depreciation) from investment in affiliate	6,603
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	19,187,586
Net change in unrealized appreciation/(depreciation) from TBA Sale Commitments	1,779

Net change in unrealized appreciation/(depreciation) from investments in affiliate, non-affiliates and TBA Sale Commitments	19,195,968

Net realized/unrealized gains from affiliated and non-affiliated investments and TBA Sale Commitments	23,096,424

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$48,611,354

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	NVIT Bond Index Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$25,514,930	$49,829,006
Net realized gains from non-affiliated investments	3,900,456	8,261,490
Net change in unrealized appreciation/(depreciation) from investments in affiliate, non-affiliates and TBA Sale Commitments	19,195,968	(1,358,406)

Change in net assets resulting from operations	48,611,354	56,732,090

Distributions to Shareholders From:
Net investment income:
Class I	–	(3,841,058)
Class Y	–	(50,567,041)
Net realized gains:
Class I	–	(323,299)
Class Y	–	(4,422,916)

Change in net assets from shareholder distributions	–	(59,154,314)

Change in net assets from capital transactions	(15,904,569)	(69,598,492)

Change in net assets	32,706,785	(72,020,716)

Net Assets:
Beginning of period	2,255,229,319	2,327,250,035

End of period	$2,287,936,104	$2,255,229,319

Accumulated undistributed net investment income at end of period	$29,948,786	$4,433,856

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$36,875,335	$77,737,880
Dividends reinvested	–	4,164,357
Cost of shares redeemed	(23,053,253)	(53,757,357)

Total Class I Shares	13,822,082	28,144,880

Class Y Shares
Proceeds from shares issued	74,319,630	147,885,246
Dividends reinvested	–	54,989,957
Cost of shares redeemed	(104,046,281)	(300,618,575)

Total Class Y Shares	(29,726,651)	(97,743,372)

Change in net assets from capital transactions	$(15,904,569)	$(69,598,492)

Statements of Changes in Net Assets (Continued)

	NVIT Bond Index Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	3,522,520	7,272,123
Reinvested	–	401,192
Redeemed	(2,209,861)	(5,058,769)

Total Class I Shares	1,312,659	2,614,546

Class Y Shares
Issued	7,098,462	13,814,898
Reinvested	–	5,290,400
Redeemed	(9,898,490)	(28,143,395)

Total Class Y Shares	(2,800,028)	(9,038,097)

Total change in shares	(1,487,369)	(6,423,551)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Bond Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.34	0.11	0.11	0.22	–	–	–	$10.56	2.13%		$182,685,428	0.38%	2.12%	0.38%	103.88%
Year Ended December 31, 2016	$10.37	0.22	0.01	0.23	(0.24)	(0.02)	(0.26)	$10.34	2.26%		$165,391,094	0.38%	2.03%	0.38%	167.32%
Year Ended December 31, 2015	$10.69	0.21	(0.20)	0.01	(0.21)	(0.12)	(0.33)	$10.37	0.14%		$138,704,554	0.38%	1.96%	0.38%	283.08%
Period Ended December 31, 2014 (g)	$10.63	0.15	0.18	0.33	(0.27)	–	(0.27)	$10.69	3.07%		$58,120,434	0.37%	2.01%	0.37%	288.75%
Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.35	0.12	0.11	0.23	–	–	–	$10.58	2.22%		$2,105,250,676	0.23%	2.27%	0.23%	103.88%
Year Ended December 31, 2016	$10.38	0.23	0.02	0.25	(0.26)	(0.02)	(0.28)	$10.35	2.40%		$2,089,838,225	0.23%	2.18%	0.23%	167.32%
Year Ended December 31, 2015	$10.69	0.23	(0.20)	0.03	(0.22)	(0.12)	(0.34)	$10.38	0.35%		$2,188,545,481	0.23%	2.11%	0.23%	283.08%
Year Ended December 31, 2014	$10.35	0.24	0.37	0.61	(0.27)	–	(0.27)	$10.69	5.88%		$1,931,010,828	0.23%	2.21%	0.23%	288.75%
Year Ended December 31, 2013	$10.89	0.24	(0.50)	(0.26)	(0.25)	(0.03)	(0.28)	$10.35	(2.38%	)	$2,239,759,235	0.23%	2.22%	0.23%	226.92%
Year Ended December 31, 2012	$10.85	0.28	0.16	0.44	(0.31)	(0.09)	(0.40)	$10.89	4.03%		$1,989,479,298	0.24%	2.51%	0.24%	150.75%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

NationwideVariable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Bond Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds and NVIT Flexible Fixed Income Fund.

The Fund currently offers Class I and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company and are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies.Information utilized by the FVC to obtain afair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets.The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$10,857,745	$—	$10,857,745
Collateralized Mortgage Obligations	—	13,586,175	—	13,586,175
Commercial Mortgage-Backed Securities	—	26,813,923	—	26,813,923
Corporate Bonds	—	603,065,625	—	603,065,625
Foreign Government Securities	—	45,108,584	—	45,108,584
Mortgage-Backed Securities	—	643,352,671	—	643,352,671
Municipal Bonds	—	18,828,343	—	18,828,343
Repurchase Agreements	—	25,130,533	—	25,130,533
Short-Term Investments			—
Money Market Fund	136,005,258	—	—	136,005,258
U.S. Government Agency Security	—	18,650	—	18,650
Total Short-Term Investments	$136,005,258	$18,650	$—	$136,023,908
Supranational	—	28,540,982	—	28,540,982
U.S. Government Agency Securities	—	30,982,175	—	30,982,175
U.S. Treasury Obligations	—	846,560,838	—	846,560,838
Total Assets	$136,005,258	$2,292,846,244	$—	$2,428,851,502
Liabilities:
Mortgage-Backed Security	$—	$(192,848)	$—	$(192,848)
Total Liabilities	$—	$(192,848)	$—	$(192,848)
Total	$136,005,258	$2,292,653,396	$—	$2,428,658,654

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $25,130,533,which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (b) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(c)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% – 3.63%, maturing 02/15/18 – 05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% – 4.50%, maturing 07/01/41 – 06/01/47; total market value $357,000,000.

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89% – 2.00%, maturing 04/30/19 – 02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amounts of Assets
BNP Paribas Securities Corp.	$5,000,000	$—	$5,000,000	$(5,000,000)	$—
ML Pierce Fenner & Smith, Inc.	13,130,533	—	13,130,533	(13,130,533)	—
RBS Securities, Inc.	7,000,000	—	7,000,000	(7,000,000)	—
Total	$25,130,533	$—	$25,130,533	$(25,130,533)	$—

Amounts	designated as — are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a“regulated investment company”by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents.Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.195%
$1.5 billion up to $3 billion	0.155%
$3 billion and more	0.145%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.18%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization and other non-routine expenses

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

not incurred in the ordinary course of the Fund’s business) from exceeding 0.29% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $321,042 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $4,582.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% for Class I shares, for a total amount of $125,942.

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

4.  Investment in Affiliated Issuers

The Fund invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended June 30, 2017 were as follows:

Affiliated Issuer	Market Value at December 31, 2016	Purchases at Cost	Sales Proceeds	Market Value at June 30, 2017	Principal at June 30, 2017	Interest Income	Realized Gain/(Loss)
Nationwide Financial Services, Inc.	$108,675	$—	$—	$115,500	$105,000	$3,529	$—

Amounts designated as “—” are zero or have been rounded to zero.

5.  Line of Credit

TheTrust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

6.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $2,351,336,145 and sales of $2,344,328,001 (excluding short-term securities). These figures include purchases and sales of long-term U.S. Government securities, if any.

For the six months ended June 30, 2017, the Fund had purchases of $137,924,985 and sales of $119,130,608 of U.S. Government securities (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,398,129,832	$45,421,379	$(14,892,557)	$30,528,822

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Bond Index Fund

NVIT International Index Fund

NVIT Mid Cap Index Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the Board materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Index Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund (before expenses and exclusive of securities lending revenue) other than NVIT S&P 500 Index Fund was equal to or exceeded that of its benchmark index. With respect to the NVIT S&P 500 Index Fund, the Trustees considered the Adviser’s statements that its performance was negatively impacted due to the effect of cash flows into and out of the Fund.

The Trustees also considered that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) was ranked within the first quintile of its Broadridge expense group. The Trustees determined that each Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

Semiannual Report

June 30, 2017 (Unaudited)

NVIT International Index Fund

SAR-INTX 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT International Index Fund

Asset Allocation†

Common Stocks	98.7%
Repurchase Agreements	2.1%
Rights††	0.0%
Futures Contracts††	0.0%
Liabilities in excess of other assets	(0.8)%
100.0%

Top Industries†††

Banks	12.5%
Pharmaceuticals	7.9%
Insurance	5.4%
Oil, Gas & Consumable Fuels	4.5%
Chemicals	3.6%
Automobiles	3.3%
Food Products	3.2%
Diversified Telecommunication Services	2.7%
Metals & Mining	2.7%
Machinery	2.6%
Other Industries*	51.6%
100.0%

Top Holdings†††

Nestle SA (Registered)	1.9%
Novartis AG (Registered)	1.3%
HSBC Holdings plc	1.3%
Roche Holding AG	1.3%
Toyota Motor Corp.	1.0%
British American Tobacco plc	0.9%
Royal Dutch Shell plc, Class A	0.8%
TOTAL SA	0.8%
BP plc	0.8%
Sanofi	0.8%
Other Holdings*	89.1%
100.0%

Top Countries†††

Japan	23.0%
United Kingdom	15.5%
France	10.0%
Germany	9.3%
Switzerland	8.9%
Australia	6.9%
Netherlands	4.2%
Spain	3.4%
Hong Kong	3.3%
Sweden	2.9%
Other Countries*	12.6%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT International Index Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,145.20	2.34	0.44
	Hypothetical	(b)(c)	1,000.00	1,022.61	2.21	0.44
Class II Shares	Actual	(b)	1,000.00	1,144.00	3.67	0.69
	Hypothetical	(b)(c)	1,000.00	1,021.37	3.46	0.69
Class VIII Shares	Actual	(b)	1,000.00	1,142.40	4.46	0.84
	Hypothetical	(b)(c)	1,000.00	1,020.63	4.21	0.84
Class Y Shares	Actual	(b)	1,000.00	1,146.20	1.54	0.29
	Hypothetical	(b)(c)	1,000.00	1,023.36	1.45	0.29

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks 98.7%

	Shares	Market Value

AUSTRALIA 7.0%
Airlines 0.0%†
Qantas Airways Ltd.	76,488	$336,206

Banks 2.3%
Australia & New Zealand Banking Group Ltd.	428,066	9,448,140
Bank of Queensland Ltd. (a)	55,914	491,942
Bendigo & Adelaide Bank Ltd. (a)	73,736	627,684
Commonwealth Bank of Australia (a)	253,461	16,124,248
National Australia Bank Ltd. (a)	394,312	8,969,988
Westpac Banking Corp.	496,417	11,623,079

		47,285,081

Beverages 0.1%
Coca-Cola Amatil Ltd.	85,786	608,751
Treasury Wine Estates Ltd.	104,156	1,053,220

		1,661,971

Biotechnology 0.4%
CSL Ltd.	67,466	7,160,150

Capital Markets 0.2%
ASX Ltd.	28,805	1,186,796
Macquarie Group Ltd.	46,954	3,193,053

		4,379,849

Chemicals 0.1%
Incitec Pivot Ltd. (a)	235,293	617,167
Orica Ltd.	53,189	845,225

		1,462,392

Commercial Services & Supplies 0.1%
Brambles Ltd.	226,988	1,697,323

Construction & Engineering 0.0%†
CIMIC Group Ltd.	13,235	394,904

Construction Materials 0.1%
Boral Ltd.	173,900	928,491

Containers & Packaging 0.1%
Amcor Ltd.	166,293	2,071,634

Diversified Financial Services 0.1%
AMP Ltd. (a)	435,666	1,738,409
BGP Holdings plc* (b)(c)	848,508	0
Challenger Ltd.	78,738	807,497

		2,545,906

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	617,948	2,041,782
TPG Telecom Ltd. (a)	56,512	247,580

		2,289,362

Electric Utilities 0.0%†
AusNet Services	222,340	296,454

Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus	136,906	996,757
Goodman Group	267,758	1,618,272

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
GPT Group (The) (a)	248,830	$915,203
Mirvac Group	550,694	900,518
Scentre Group	787,156	2,447,345
Stockland	355,870	1,196,757
Vicinity Centres	466,444	920,395
Westfield Corp. (a)	292,585	1,804,581

		10,799,828

Food & Staples Retailing 0.4%
Wesfarmers Ltd. (a)	163,330	5,036,281
Woolworths Ltd. (a)	185,753	3,646,150

		8,682,431

Gas Utilities 0.1%
APA Group	160,204	1,128,833

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	7,929	947,018

Health Care Providers & Services 0.1%
Healthscope Ltd. (a)	246,944	419,680
Ramsay Health Care Ltd. (a)	21,554	1,219,565
Sonic Healthcare Ltd. (a)	55,759	1,038,165

		2,677,410

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	76,192	1,320,937
Crown Resorts Ltd. (a)	72,001	679,546
Domino’s Pizza Enterprises Ltd. (a)	9,192	367,824
Flight Centre Travel Group Ltd. (a)	9,355	275,366
Tabcorp Holdings Ltd.	113,718	381,919
Tatts Group Ltd.	185,568	596,128

		3,621,720

Insurance 0.3%
Insurance Australia Group Ltd. (a)	352,551	1,837,372
Medibank Pvt Ltd.	412,812	888,836
QBE Insurance Group Ltd.	203,277	1,845,040
Suncorp Group Ltd.	184,071	2,096,569

		6,667,817

IT Services 0.0%†
Computershare Ltd.	65,364	710,358

Media 0.0%†
REA Group Ltd. (a)	7,549	385,154

Metals & Mining 0.9%
Alumina Ltd. (a)	399,026	587,730
BHP Billiton Ltd.	476,125	8,486,413
BHP Billiton plc	306,586	4,697,116
BlueScope Steel Ltd.	83,153	841,846
Fortescue Metals Group Ltd. (a)	228,481	914,631
Newcrest Mining Ltd. (a)	110,619	1,716,780
South32 Ltd.	788,622	1,624,172

		18,868,688

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	77,058	$226,280

Multi-Utilities 0.1%
AGL Energy Ltd.	97,556	1,911,755

Oil, Gas & Consumable Fuels 0.3%
Caltex Australia Ltd.	37,344	906,835
Oil Search Ltd.	207,648	1,087,367
Origin Energy Ltd.*	253,775	1,338,081
Santos Ltd.*	280,735	652,943
Woodside Petroleum Ltd. (a)	108,329	2,484,965

		6,470,191

Professional Services 0.0%†
SEEK Ltd. (a)	50,544	656,845

Real Estate Management & Development 0.1%
LendLease Group	80,136	1,025,629

Road & Rail 0.1%
Aurizon Holdings Ltd.	290,881	1,198,115

Transportation Infrastructure 0.2%
Sydney Airport	162,542	885,414
Transurban Group	302,745	2,757,222

		3,642,636

		142,130,431

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	43,176	1,653,847
Raiffeisen Bank International AG*	21,495	542,568

		2,196,415

Machinery 0.0%†
ANDRITZ AG	11,606	700,223

Metals & Mining 0.0%†
voestalpine AG (a)	16,160	753,214

Oil, Gas & Consumable Fuels 0.1%
OMV AG	21,223	1,102,379

		4,752,231

BELGIUM 1.1%
Banks 0.1%
KBC Group NV	35,841	2,717,431

Beverages 0.6%
Anheuser-Busch InBev SA/NV	111,256	12,288,062

Chemicals 0.1%
Solvay SA	10,403	1,396,199
Umicore SA	14,160	984,985

		2,381,184

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	12,039	1,158,792

Common Stocks (continued)

	Shares	Market Value

BELGIUM (continued)
Diversified Telecommunication Services 0.0%†
Proximus SADP	22,862	$800,156

Food & Staples Retailing 0.0%†
Colruyt SA	8,853	466,276

Insurance 0.1%
Ageas	27,374	1,102,383

Media 0.0%†
Telenet Group Holding NV*	7,846	494,258

Pharmaceuticals 0.1%
UCB SA	18,167	1,249,460

		22,658,002

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	55,190	575,796

CHINA 0.1%
Banks 0.1%
BOC Hong Kong Holdings Ltd.	536,500	2,567,536

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	269,200	232,623

		2,800,159

DENMARK 1.8%
Banks 0.2%
Danske Bank A/S	107,139	4,121,968

Beverages 0.1%
Carlsberg A/S, Class B	15,270	1,631,835

Biotechnology 0.1%
Genmab A/S*	8,144	1,736,462

Chemicals 0.1%
Chr Hansen Holding A/S	15,073	1,096,211
Novozymes A/S, Class B	33,053	1,446,040

		2,542,251

Commercial Services & Supplies 0.1%
ISS A/S	25,328	994,913

Diversified Telecommunication Services 0.0%†
TDC A/S	117,189	681,500

Electric Utilities 0.1%
DONG Energy A/S (d)	22,731	1,025,988

Electrical Equipment 0.1%
Vestas Wind Systems A/S	32,476	2,999,722

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	17,421	1,456,141
William Demant Holding A/S*	16,745	433,259

		1,889,400

Insurance 0.0%†
Tryg A/S	17,914	391,762

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Marine 0.1%
AP Moller — Maersk A/S, Class A	521	$994,118
AP Moller — Maersk A/S, Class B	947	1,906,797

		2,900,915

Pharmaceuticals 0.6%
H Lundbeck A/S	10,045	563,898
Novo Nordisk A/S, Class B	267,723	11,503,330

		12,067,228

Road & Rail 0.1%
DSV A/S	27,553	1,692,419

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	16,464	1,536,497

		36,212,860

FINLAND 1.0%
Auto Components 0.0%†
Nokian Renkaat OYJ	17,325	717,143

Communications Equipment 0.3%
Nokia OYJ	848,722	5,204,132

Diversified Telecommunication Services 0.0%†
Elisa OYJ	21,163	820,958

Electric Utilities 0.1%
Fortum OYJ	61,902	971,468

Insurance 0.2%
Sampo OYJ, Class A	68,162	3,497,094

Machinery 0.2%
Kone OYJ, Class B	48,967	2,491,202
Metso OYJ	17,850	619,357
Wartsila OYJ Abp	22,708	1,342,893

		4,453,452

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ	18,190	717,795

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	78,492	1,014,278
UPM-Kymmene OYJ	77,573	2,211,972

		3,226,250

Pharmaceuticals 0.0%†
Orion OYJ, Class B	14,023	895,801

		20,504,093

FRANCE 10.0%
Aerospace & Defense 0.7%
Airbus SE	84,686	6,988,756
Dassault Aviation SA	350	489,125
Safran SA	45,181	4,143,383
Thales SA	15,647	1,683,998
Zodiac Aerospace	31,273	849,637

		14,154,899

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Air Freight & Logistics 0.0%†
Bollore SA	122,092	$555,129

Auto Components 0.3%
Cie Generale des Etablissements Michelin	24,841	3,306,190
Valeo SA	34,050	2,290,848

		5,597,038

Automobiles 0.2%
Peugeot SA	73,023	1,455,323
Renault SA	25,766	2,331,188

		3,786,511

Banks 1.1%
BNP Paribas SA	165,583	11,920,773
Credit Agricole SA	165,690	2,668,994
Natixis SA	134,809	904,934
Societe Generale SA	111,884	6,033,422

		21,528,123

Beverages 0.2%
Pernod Ricard SA (a)	30,726	4,114,432
Remy Cointreau SA	3,751	437,230

		4,551,662

Building Products 0.2%
Cie de Saint-Gobain	72,248	3,858,409

Chemicals 0.4%
Air Liquide SA	57,628	7,122,593
Arkema SA	10,345	1,104,761

		8,227,354

Commercial Services & Supplies 0.1%
Edenred	30,088	784,850
Societe BIC SA	4,559	541,343

		1,326,193

Construction & Engineering 0.4%
Bouygues SA	30,191	1,271,954
Eiffage SA	12,117	1,100,721
Vinci SA	72,825	6,212,081

		8,584,756

Construction Materials 0.0%†
Imerys SA	4,898	426,342

Diversified Financial Services 0.1%
Eurazeo SA	5,850	439,018
Wendel SA	3,867	571,966

		1,010,984

Diversified Telecommunication Services 0.4%
Iliad SA	3,926	927,825
Orange SA	289,812	4,612,333
Vivendi SA	152,547	3,396,837

		8,936,995

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Electric Utilities 0.1%
Electricite de France SA	79,634	$862,831

Electrical Equipment 0.5%
Legrand SA	39,519	2,761,645
Schneider Electric SE*	81,829	6,288,517

		9,050,162

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	8,470	768,122

Equity Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions	4,680	434,111
Gecina SA	6,160	966,863
ICADE	5,485	460,143
Klepierre	32,153	1,317,816
Unibail-Rodamco SE	14,337	3,612,593

		6,791,526

Food & Staples Retailing 0.1%
Carrefour SA (a)	83,523	2,111,623
Casino Guichard Perrachon SA	6,784	401,778

		2,513,401

Food Products 0.3%
Danone SA	87,432	6,562,437

Health Care Equipment & Supplies 0.2%
Essilor International SA	29,958	3,811,040

Hotels, Restaurants & Leisure 0.2%
Accor SA	26,884	1,261,107
Sodexo SA	13,616	1,759,765

		3,020,872

Household Durables 0.0%†
SEB SA	3,461	621,210

Insurance 0.5%
AXA SA	287,349	7,868,578
CNP Assurances	24,091	540,752
SCOR SE	27,983	1,111,703

		9,521,033

IT Services 0.2%
Atos SE	13,707	1,923,238
Capgemini SE	23,630	2,441,039

		4,364,277

Machinery 0.0%†
Alstom SA*	22,823	797,104

Media 0.2%
Eutelsat Communications SA	25,418	648,538
JCDecaux SA	11,513	377,472
Lagardere SCA	17,990	567,661
Publicis Groupe SA	29,521	2,200,290

		3,793,961

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Multi-Utilities 0.3%
Engie SA	247,552	$3,736,487
Suez	57,900	1,072,103
Veolia Environnement SA	68,233	1,443,577

		6,252,167

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	342,498	17,004,005

Personal Products 0.4%
L’Oreal SA	36,834	7,680,424

Pharmaceuticals 0.8%
Ipsen SA	5,462	747,408
Sanofi	170,788	16,364,903

		17,112,311

Professional Services 0.0%†
Bureau Veritas SA	37,105	821,335

Software 0.1%
Dassault Systemes SE (a)	18,813	1,687,354

Textiles, Apparel & Luxury Goods 0.8%
Christian Dior SE	1,795	513,257
Hermes International (a)	3,066	1,514,530
Kering	10,923	3,719,413
LVMH Moet Hennessy Louis Vuitton SE	41,320	10,332,290

		16,079,490

Trading Companies & Distributors 0.0%†
Rexel SA	45,654	746,092

Transportation Infrastructure 0.1%
Aeroports de Paris	4,585	739,069
Groupe Eurotunnel SE (Registered)	63,657	679,190

		1,418,259

		203,823,808

GERMANY 9.4%
Air Freight & Logistics 0.3%
Deutsche Post AG (Registered)	144,164	5,411,665

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	36,043	821,404

Auto Components 0.2%
Continental AG	15,861	3,431,210
Schaeffler AG (Preference)	24,868	356,770

		3,787,980

Automobiles 1.1%
Bayerische Motoren Werke AG	48,603	4,520,433
Bayerische Motoren Werke AG (Preference)	8,186	675,553
Daimler AG (Registered)	140,057	10,158,148
Porsche Automobil Holding SE (Preference)	21,595	1,215,177

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Automobiles (continued)
Volkswagen AG (a)	4,710	$731,537
Volkswagen AG (Preference)	26,860	4,103,020

		21,403,868

Banks 0.1%
Commerzbank AG*	152,619	1,822,413

Capital Markets 0.4%
Deutsche Bank AG (Registered)	300,754	5,347,343
Deutsche Boerse AG	29,051	3,068,661

		8,416,004

Chemicals 1.1%
BASF SE	135,137	12,541,943
Covestro AG (d)	16,170	1,172,229
Evonik Industries AG	22,534	721,218
FUCHS PETROLUB SE (Preference)	9,424	513,636
K+S AG (Registered) (a)	26,033	668,651
LANXESS AG	13,456	1,020,506
Linde AG	26,972	5,134,205
Symrise AG	17,404	1,234,819

		23,007,207

Construction & Engineering 0.0%†
HOCHTIEF AG	2,567	471,247

Construction Materials 0.1%
HeidelbergCement AG	21,774	2,110,747

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG (Registered)	485,556	8,752,135
Telefonica Deutschland Holding AG	110,645	553,335

		9,305,470

Electrical Equipment 0.0%†
OSRAM Licht AG	12,519	999,293

Food & Staples Retailing 0.0%†
METRO AG	26,971	911,138

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	31,034	2,994,679
Fresenius SE & Co. KGaA	61,891	5,313,525

		8,308,204

Hotels, Restaurants & Leisure 0.0%†
TUI AG	63,936	932,048

Household Products 0.3%
Henkel AG & Co. KGaA	15,375	1,862,440
Henkel AG & Co. KGaA (Preference)	25,684	3,541,663

		5,404,103

Industrial Conglomerates 0.8%
Siemens AG (Registered)	112,535	15,479,636

Insurance 0.9%
Allianz SE (Registered)	67,176	13,256,657
Hannover Rueck SE	9,271	1,113,573

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	23,352	$4,725,345

		19,095,575

Internet & Direct Marketing Retail 0.0%†
Zalando SE* (d)	16,158	738,857

Internet Software & Services 0.1%
United Internet AG (Registered)	18,652	1,026,495

Machinery 0.1%
GEA Group AG	27,161	1,115,260
MAN SE	5,372	576,118

		1,691,378

Media 0.1%
Axel Springer SE	5,681	341,718
ProSiebenSat.1 Media SE	33,730	1,414,956

		1,756,674

Metals & Mining 0.1%
thyssenkrupp AG	53,420	1,522,469

Multi-Utilities 0.3%
E.ON SE	325,327	3,071,077
Innogy SE (d)	21,245	836,128
RWE AG*	73,658	1,471,379

		5,378,584

Personal Products 0.1%
Beiersdorf AG	14,929	1,570,256

Pharmaceuticals 0.9%
Bayer AG (Registered)	121,551	15,754,249
Merck KGaA	19,135	2,315,311

		18,069,560

Real Estate Management & Development 0.2%
Deutsche Wohnen AG	53,020	2,031,589
Vonovia SE	67,802	2,697,583

		4,729,172

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	166,748	3,541,823

Software 0.7%
SAP SE	144,625	15,138,096

Textiles, Apparel & Luxury Goods 0.3%
adidas AG	27,394	5,252,767
HUGO BOSS AG	9,038	633,585

		5,886,352

Trading Companies & Distributors 0.1%
Brenntag AG	23,158	1,343,028

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,662	501,045

		190,581,791

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

HONG KONG 3.3%
Banks 0.2%
Bank of East Asia Ltd. (The)	167,340	$719,223
Hang Seng Bank Ltd.	111,100	2,324,233

		3,043,456

Capital Markets 0.2%
Hong Kong Exchanges & Clearing Ltd.	172,400	4,453,849

Diversified Financial Services 0.0%†
First Pacific Co. Ltd.	341,750	252,028

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	508,220	666,560
PCCW Ltd.	681,000	387,021

		1,053,581

Electric Utilities 0.3%
CK Infrastructure Holdings Ltd.	103,000	865,228
CLP Holdings Ltd.	243,500	2,574,853
HK Electric Investments & HK Electric Investments Ltd. (d)	394,500	362,709
Power Assets Holdings Ltd.	198,000	1,747,743

		5,550,533

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	317,000	2,411,432

Food Products 0.1%
WH Group Ltd. (d)	1,122,500	1,133,469

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	1,239,725	2,331,525

Hotels, Restaurants & Leisure 0.3%
Galaxy Entertainment Group Ltd.	341,000	2,069,633
Melco Resorts & Entertainment Ltd., ADR	36,084	810,086
Sands China Ltd.	357,100	1,634,639
Shangri-La Asia Ltd.	162,833	276,163
SJM Holdings Ltd.	263,000	277,116

		5,067,637

Household Durables 0.0%†
Techtronic Industries Co. Ltd.	202,000	928,189

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	392,516	4,925,897
Jardine Matheson Holdings Ltd.	31,100	1,970,185
Jardine Strategic Holdings Ltd.	31,800	1,306,980
NWS Holdings Ltd.	196,836	387,115

		8,590,177

Insurance 0.6%
AIA Group Ltd.	1,786,800	13,072,874

Real Estate Management & Development 0.8%
Cheung Kong Property Holdings Ltd.	379,516	2,969,820
Hang Lung Group Ltd.	135,000	558,575
Hang Lung Properties Ltd.	273,000	682,267
Henderson Land Development Co. Ltd.	179,245	999,455
Hongkong Land Holdings Ltd.	176,200	1,270,402

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Real Estate Management & Development (continued)
Hysan Development Co. Ltd.	102,000	$486,784
Kerry Properties Ltd.	94,500	320,864
New World Development Co. Ltd.	836,926	1,060,882
Sino Land Co. Ltd.	465,000	761,848
Sun Hung Kai Properties Ltd.	222,000	3,261,219
Swire Pacific Ltd., Class A	72,500	707,720
Swire Properties Ltd.	174,000	573,577
Wharf Holdings Ltd. (The)	176,500	1,460,482
Wheelock & Co. Ltd.	116,000	874,942

		15,988,837

Road & Rail 0.1%
MTR Corp. Ltd.	215,500	1,212,690

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	46,000	620,666

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.	725,600	263,900
Yue Yuen Industrial Holdings Ltd.	104,500	433,413

		697,313

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	1,078,300	448,561

		66,856,817

IRELAND 0.5%
Airlines 0.0%†
Ryanair Holdings plc*	5,286	108,116

Banks 0.0%†
Bank of Ireland*	4,204,301	1,104,471

Construction Materials 0.3%
CRH plc	123,377	4,372,891
James Hardie Industries plc CHDI (a)	66,590	1,049,450

		5,422,341

Food Products 0.1%
Kerry Group plc, Class A	23,004	1,981,822

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair plc	12,297	1,312,147

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	22,400	1,040,032

		10,968,929

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,604	444,570

Banks 0.1%
Bank Hapoalim BM	155,166	1,046,310
Bank Leumi Le-Israel BM	220,099	1,069,353
Mizrahi Tefahot Bank Ltd.	18,133	329,698

		2,445,361

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ISRAEL (continued)
Chemicals 0.1%
Frutarom Industries Ltd.	5,872	$409,939
Israel Chemicals Ltd.	74,090	349,500

		759,439

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	301,597	500,287

Pharmaceuticals 0.2%
Teva Pharmaceutical Industries Ltd., ADR	131,812	4,378,795

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	5,347	297,021

Software 0.2%
Check Point Software Technologies Ltd.*	19,651	2,143,531
Nice Ltd.	9,226	726,882

		2,870,413

		11,695,886

ITALY 2.0%
Aerospace & Defense 0.0%†
Leonardo SpA	55,288	920,532

Automobiles 0.1%
Ferrari NV	17,403	1,497,549

Banks 0.6%
Intesa Sanpaolo SpA	1,848,379	5,879,347
Intesa Sanpaolo SpA, RNC	151,772	451,532
Mediobanca SpA	87,700	867,619
UniCredit SpA*	290,669	5,444,596

		12,643,094

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,651,729	1,528,134
Telecom Italia SpA, RNC	889,030	657,904

		2,186,038

Electric Utilities 0.4%
Enel SpA	1,181,102	6,334,838
Terna Rete Elettrica Nazionale SpA	231,090	1,248,147

		7,582,985

Electrical Equipment 0.0%†
Prysmian SpA	29,361	865,960

Energy Equipment & Services 0.0%†
Saipem SpA*	96,793	358,444

Insurance 0.2%
Assicurazioni Generali SpA	181,218	2,991,216
Poste Italiane SpA (d)	78,266	536,670
UnipolSai Assicurazioni SpA	148,175	325,074

		3,852,960

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	369,423	5,551,643
Snam SpA	360,258	1,572,223

		7,123,866

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Pharmaceuticals 0.0%†
Recordati SpA	15,184	$615,743

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	25,782	1,500,719

Transportation Infrastructure 0.1%
Atlantia SpA	65,955	1,855,276

		41,003,166

JAPAN 23.2%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	49,900	1,013,747

Airlines 0.1%
ANA Holdings, Inc.	173,000	602,384
Japan Airlines Co. Ltd.	18,386	569,519

		1,171,903

Auto Components 0.7%
Aisin Seiki Co. Ltd.	25,300	1,300,588
Bridgestone Corp.	97,100	4,197,786
Denso Corp.	70,600	2,996,133
Koito Manufacturing Co. Ltd.	16,600	858,395
NGK Spark Plug Co. Ltd.	23,100	494,814
NOK Corp.	13,900	295,092
Stanley Electric Co. Ltd.	20,200	612,158
Sumitomo Electric Industries Ltd.	110,500	1,709,480
Sumitomo Rubber Industries Ltd.	26,000	440,324
Toyoda Gosei Co. Ltd.	8,700	208,465
Toyota Industries Corp.	23,500	1,242,922
Yokohama Rubber Co. Ltd. (The)	14,300	288,276

		14,644,433

Automobiles 2.0%
Honda Motor Co. Ltd.	257,200	7,046,787
Isuzu Motors Ltd.	76,500	949,928
Mazda Motor Corp.	85,780	1,205,114
Mitsubishi Motors Corp.	93,799	620,308
Nissan Motor Co. Ltd.	337,100	3,365,921
Subaru Corp.	91,000	3,085,633
Suzuki Motor Corp.	49,900	2,377,135
Toyota Motor Corp.	382,994	20,131,506
Yamaha Motor Co. Ltd.	39,900	1,035,380

		39,817,712

Banks 1.9%
Aozora Bank Ltd.	171,000	652,858
Bank of Kyoto Ltd. (The)	51,000	483,279
Chiba Bank Ltd. (The)	99,000	720,465
Chugoku Bank Ltd. (The)	22,900	343,807
Concordia Financial Group Ltd.	167,300	847,941
Fukuoka Financial Group, Inc.	107,000	510,520
Hachijuni Bank Ltd. (The)	59,000	375,923
Hiroshima Bank Ltd. (The)	84,000	373,919
Japan Post Bank Co. Ltd.	55,100	707,327

13

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Banks (continued)
Kyushu Financial Group, Inc.	49,700	$314,926
Mebuki Financial Group, Inc.	143,700	536,539
Mitsubishi UFJ Financial Group, Inc.	1,779,867	12,005,289
Mizuho Financial Group, Inc.	3,577,624	6,559,480
Resona Holdings, Inc.	323,200	1,785,296
Seven Bank Ltd. (a)	91,900	329,503
Shinsei Bank Ltd.	244,000	427,430
Shizuoka Bank Ltd. (The)	82,000	743,685
Sumitomo Mitsui Financial Group, Inc.	198,953	7,768,013
Sumitomo Mitsui Trust Holdings, Inc.	47,640	1,711,195
Suruga Bank Ltd.	25,000	608,012
Yamaguchi Financial Group, Inc.	26,000	314,912

		38,120,319

Beverages 0.3%
Asahi Group Holdings Ltd.	55,800	2,101,444
Coca-Cola Bottlers Japan, Inc. (a)	18,900	547,261
Kirin Holdings Co. Ltd.	130,400	2,659,977
Suntory Beverage & Food Ltd.	20,700	962,153

		6,270,835

Building Products 0.3%
Asahi Glass Co. Ltd.	29,600	1,250,092
Daikin Industries Ltd.	36,200	3,713,832
LIXIL Group Corp.	39,900	1,000,098
TOTO Ltd.	21,500	823,768

		6,787,790

Capital Markets 0.3%
Daiwa Securities Group, Inc.	235,400	1,401,738
Japan Exchange Group, Inc.	75,300	1,369,167
Nomura Holdings, Inc.	538,200	3,245,585
SBI Holdings, Inc.	26,790	364,307

		6,380,797

Chemicals 1.1%
Air Water, Inc.	22,000	406,025
Asahi Kasei Corp.	183,000	1,974,261
Daicel Corp.	38,100	476,203
Hitachi Chemical Co. Ltd.	14,100	422,727
JSR Corp.	25,100	434,512
Kaneka Corp.	44,000	336,752
Kansai Paint Co. Ltd.	29,700	685,660
Kuraray Co. Ltd.	51,100	930,482
Mitsubishi Chemical Holdings Corp.	224,300	1,868,813
Mitsubishi Gas Chemical Co., Inc.	27,200	577,712
Mitsui Chemicals, Inc.	142,000	756,203
Nippon Paint Holdings Co. Ltd. (a)	23,600	897,856
Nissan Chemical Industries Ltd.	18,900	626,287
Nitto Denko Corp.	23,900	1,973,694
Shin-Etsu Chemical Co. Ltd.	56,400	5,133,127
Sumitomo Chemical Co. Ltd.	235,000	1,358,253
Taiyo Nippon Sanso Corp.	20,000	225,585
Teijin Ltd.	27,000	521,021

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Chemicals (continued)
Toray Industries, Inc.	221,000	$1,854,117
Tosoh Corp.	85,000	876,028

		22,335,318

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd.	77,000	857,776
Park24 Co. Ltd.	14,900	379,151
Secom Co. Ltd.	30,500	2,320,593
Sohgo Security Services Co. Ltd.	10,900	492,027
Toppan Printing Co. Ltd.	82,000	901,673

		4,951,220

Construction & Engineering 0.2%
JGC Corp.	31,000	504,969
Kajima Corp.	125,000	1,056,452
Obayashi Corp.	96,600	1,138,154
Shimizu Corp.	84,000	892,552
Taisei Corp.	145,000	1,326,249

		4,918,376

Construction Materials 0.0%†
Taiheiyo Cement Corp.	162,000	592,439

Consumer Finance 0.1%
Acom Co. Ltd.* (a)	59,900	274,179
AEON Financial Service Co. Ltd.	14,600	309,843
Credit Saison Co. Ltd.	20,800	407,283

		991,305

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	26,000	440,149

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	11,400	430,967

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	69,700	382,412
ORIX Corp.	196,200	3,052,845

		3,435,257

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	100,328	4,735,893

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	91,200	1,212,838
Chugoku Electric Power Co., Inc. (The)	43,000	474,779
Kansai Electric Power Co., Inc. (The)	101,800	1,403,764
Kyushu Electric Power Co., Inc. (a)	73,000	887,222
Tohoku Electric Power Co., Inc.	62,900	871,738
Tokyo Electric Power Co. Holdings, Inc.*	220,900	911,953

		5,762,294

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	75,000	396,695
Mabuchi Motor Co. Ltd.	8,000	399,863
Mitsubishi Electric Corp.	279,200	4,037,959
Nidec Corp.	34,200	3,513,708

		8,348,225

14

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Electronic Equipment, Instruments & Components 1.2%
Alps Electric Co. Ltd.	33,800	$981,834
Hamamatsu Photonics KK	21,700	668,733
Hirose Electric Co. Ltd.	4,790	685,470
Hitachi High-Technologies Corp.	11,200	436,161
Hitachi Ltd.	699,000	4,309,819
Keyence Corp.	14,522	6,392,989
Kyocera Corp.	47,500	2,760,735
Murata Manufacturing Co. Ltd.	27,600	4,213,583
Nippon Electric Glass Co. Ltd.	11,100	404,901
Omron Corp.	28,100	1,223,176
Shimadzu Corp.	33,000	628,821
TDK Corp.	18,600	1,229,496
Yaskawa Electric Corp.	35,700	760,126
Yokogawa Electric Corp.	35,100	564,875

		25,260,719

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	208	493,712
Japan Prime Realty Investment Corp.	130	450,337
Japan Real Estate Investment Corp.	175	869,910
Japan Retail Fund Investment Corp.	352	649,574
Nippon Building Fund, Inc.	200	1,020,474
Nippon Prologis REIT, Inc.	249	530,004
Nomura Real Estate Master Fund, Inc.	551	752,956
United Urban Investment Corp.	451	643,424

		5,410,391

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	88,600	1,347,571
FamilyMart UNY Holdings Co. Ltd.	12,500	715,823
Lawson, Inc.	7,700	538,870
Seven & i Holdings Co. Ltd.	109,300	4,510,204
Sundrug Co. Ltd.	11,000	410,326
Tsuruha Holdings, Inc.	5,500	584,450

		8,107,244

Food Products 0.4%
Ajinomoto Co., Inc.	78,900	1,706,148
Calbee, Inc. (a)	12,400	487,729
Kikkoman Corp.	23,000	735,729
MEIJI Holdings Co. Ltd.	17,080	1,384,999
NH Foods Ltd.	23,000	699,662
Nisshin Seifun Group, Inc.	31,723	521,513
Nissin Foods Holdings Co. Ltd.	10,400	650,308
Toyo Suisan Kaisha Ltd.	11,800	452,725
Yakult Honsha Co. Ltd.	13,600	927,018
Yamazaki Baking Co. Ltd.	17,300	344,909

		7,910,740

Gas Utilities 0.2%
Osaka Gas Co. Ltd.	286,000	1,171,125
Toho Gas Co. Ltd.	45,000	327,781
Tokyo Gas Co. Ltd.	284,000	1,479,270

		2,978,176

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Health Care Equipment & Supplies 0.4%
CYBERDYNE, Inc.*	15,100	$201,216
Hoya Corp.	57,700	3,003,941
Olympus Corp.	43,900	1,608,426
Sysmex Corp.	23,600	1,412,548
Terumo Corp.	46,900	1,850,626

		8,076,757

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	28,300	547,127
Medipal Holdings Corp.	25,800	478,385
Miraca Holdings, Inc.	7,700	346,801
Suzuken Co. Ltd.	9,420	313,574

		1,685,887

Health Care Technology 0.0%†
M3, Inc.	29,100	802,764

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co. Japan Ltd. (a)	9,326	357,759
Oriental Land Co. Ltd.	32,700	2,216,244

		2,574,003

Household Durables 0.8%
Casio Computer Co. Ltd.	29,200	450,036
Iida Group Holdings Co. Ltd.	21,000	350,522
Nikon Corp.	50,000	801,458
Panasonic Corp.	320,700	4,369,621
Rinnai Corp.	5,500	513,845
Sekisui Chemical Co. Ltd.	63,000	1,130,437
Sekisui House Ltd.	86,200	1,523,464
Sharp Corp.* (a)	227,000	841,424
Sony Corp.	184,400	7,033,706

		17,014,513

Household Products 0.1%
Lion Corp. (a)	32,000	663,740
Unicharm Corp.	58,100	1,462,723

		2,126,463

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	23,000	569,669

Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd.	70,000	445,452
Seibu Holdings, Inc.	26,000	481,741
Toshiba Corp.* (a)	609,000	1,475,248

		2,402,441

Insurance 0.7%
Dai-ichi Life Holdings, Inc.	154,900	2,811,654
Japan Post Holdings Co. Ltd.	63,200	786,169
MS&AD Insurance Group Holdings, Inc.	68,941	2,325,290
Sompo Holdings, Inc.	52,850	2,051,366
Sony Financial Holdings, Inc.	23,700	405,317
T&D Holdings, Inc.	77,700	1,188,199
Tokio Marine Holdings, Inc.	98,600	4,103,069

		13,671,064

15

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	138,900	$1,639,148
Start Today Co. Ltd.	26,700	658,013

		2,297,161

Internet Software & Services 0.1%
DeNA Co. Ltd.	16,200	364,102
Kakaku.com, Inc.	23,900	343,561
Mixi, Inc. (a)	5,600	311,636
Yahoo Japan Corp. (a)	217,900	947,261

		1,966,560

IT Services 0.2%
Fujitsu Ltd.	286,000	2,115,332
Nomura Research Institute Ltd.	18,705	738,969
NTT Data Corp.	88,000	981,785
Obic Co. Ltd.	9,400	578,814
Otsuka Corp.	8,400	522,514

		4,937,414

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	28,100	960,103
Sankyo Co. Ltd.	6,700	227,601
Sega Sammy Holdings, Inc.	22,600	304,698
Shimano, Inc.	10,700	1,698,931
Yamaha Corp.	25,900	896,631

		4,087,964

Machinery 1.3%
Amada Holdings Co. Ltd.	49,100	569,544
FANUC Corp.	28,100	5,438,635
Hino Motors Ltd.	35,700	398,611
Hitachi Construction Machinery Co. Ltd.	14,700	369,795
Hoshizaki Corp.	7,600	689,555
IHI Corp.*	264,000	902,189
JTEKT Corp.	35,900	528,281
Kawasaki Heavy Industries Ltd.	225,000	669,740
Komatsu Ltd.	136,200	3,495,907
Kubota Corp.	156,000	2,636,837
Kurita Water Industries Ltd.	13,300	363,809
Makita Corp.	32,200	1,192,496
MINEBEA MITSUMI, Inc.	53,100	858,731
Mitsubishi Heavy Industries Ltd.	467,000	1,922,713
Nabtesco Corp.	15,300	446,210
NGK Insulators Ltd.	39,000	781,878
NSK Ltd.	56,000	704,691
SMC Corp.	8,400	2,567,815
Sumitomo Heavy Industries Ltd.	77,000	510,944
THK Co. Ltd.	15,400	438,888

		25,487,269

Marine 0.1%
Mitsui OSK Lines Ltd.	174,000	513,805
Nippon Yusen KK*	260,000	486,067

		999,872

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Media 0.1%
Dentsu, Inc.	31,301	$1,501,603
Hakuhodo DY Holdings, Inc.	33,400	444,812
Toho Co. Ltd.	15,000	462,599

		2,409,014

Metals & Mining 0.3%
Hitachi Metals Ltd.	30,000	418,571
JFE Holdings, Inc.	79,800	1,389,445
Kobe Steel Ltd.*	45,300	467,099
Maruichi Steel Tube Ltd.	9,000	261,849
Mitsubishi Materials Corp.	16,300	494,647
Nippon Steel & Sumitomo Metal Corp.	110,444	2,502,742
Sumitomo Metal Mining Co. Ltd.	72,000	962,358

		6,496,711

Multiline Retail 0.2%
Don Quijote Holdings Co. Ltd.	18,200	691,506
Isetan Mitsukoshi Holdings Ltd.	53,960	542,849
J Front Retailing Co. Ltd.	35,300	543,989
Marui Group Co. Ltd.	31,200	461,007
Ryohin Keikaku Co. Ltd.	3,300	825,926
Takashimaya Co. Ltd. (a)	47,000	448,384

		3,513,661

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	12,300	349,919
Inpex Corp.	140,900	1,360,455
JXTG Holdings, Inc.	450,539	1,971,339
Showa Shell Sekiyu KK	24,400	226,636

		3,908,349

Paper & Forest Products 0.0%†
Oji Holdings Corp.	148,000	766,269

Personal Products 0.4%
Kao Corp.	71,900	4,275,055
Kose Corp.	4,300	471,584
Pola Orbis Holdings, Inc.	13,600	359,810
Shiseido Co. Ltd.	54,700	1,949,927

		7,056,376

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	311,300	3,815,511
Chugai Pharmaceutical Co. Ltd. (a)	32,500	1,217,643
Daiichi Sankyo Co. Ltd.	82,400	1,944,880
Eisai Co. Ltd.	38,800	2,146,710
Hisamitsu Pharmaceutical Co., Inc.	9,400	450,670
Kyowa Hakko Kirin Co. Ltd.	39,300	730,941
Mitsubishi Tanabe Pharma Corp.	30,500	705,529
Ono Pharmaceutical Co. Ltd.	62,000	1,352,306
Otsuka Holdings Co. Ltd.	56,800	2,425,092
Santen Pharmaceutical Co. Ltd.	56,400	766,089
Shionogi & Co. Ltd.	43,900	2,447,771
Sumitomo Dainippon Pharma Co. Ltd.	26,100	356,262
Taisho Pharmaceutical Holdings Co. Ltd.	3,900	297,158

16

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.	103,400	$5,249,512

		23,906,074

Professional Services 0.1%
Recruit Holdings Co. Ltd.	162,000	2,788,001

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	14,830	292,996
Daito Trust Construction Co. Ltd.	10,300	1,604,696
Daiwa House Industry Co. Ltd.	83,500	2,857,836
Hulic Co. Ltd.	41,700	427,042
Mitsubishi Estate Co. Ltd.	180,100	3,366,573
Mitsui Fudosan Co. Ltd.	132,000	3,162,523
Nomura Real Estate Holdings, Inc.	18,100	356,202
Sumitomo Realty & Development Co. Ltd.	54,000	1,672,286
Tokyo Tatemono Co. Ltd.	26,900	353,594
Tokyu Fudosan Holdings Corp.	76,400	453,090

		14,546,838

Road & Rail 0.9%
Central Japan Railway Co.	20,700	3,380,658
East Japan Railway Co.	47,976	4,595,920
Hankyu Hanshin Holdings, Inc.	35,800	1,289,705
Keikyu Corp.	70,000	844,223
Keio Corp.	91,000	762,785
Keisei Electric Railway Co. Ltd.	20,000	535,269
Kintetsu Group Holdings Co. Ltd.	265,000	1,022,390
Kyushu Railway Co.	23,200	752,471
Nagoya Railroad Co. Ltd.	146,000	681,252
Nippon Express Co. Ltd.	123,000	771,846
Odakyu Electric Railway Co. Ltd.	41,000	828,642
Tobu Railway Co. Ltd.	133,000	726,642
Tokyu Corp.	154,000	1,176,804
West Japan Railway Co.	24,300	1,719,361

		19,087,968

Semiconductors & Semiconductor Equipment 0.2%
Disco Corp.	4,200	673,644
Rohm Co. Ltd.	15,500	1,195,072
Tokyo Electron Ltd.	22,500	3,041,842

		4,910,558

Software 0.4%
Konami Holdings Corp.	12,900	718,088
LINE Corp.* (a)	6,700	232,597
Nexon Co. Ltd.	27,000	535,569
Nintendo Co. Ltd.	16,400	5,490,583
Oracle Corp. Japan	5,200	338,248
Trend Micro, Inc.	19,800	1,023,324

		8,338,409

Specialty Retail 0.3%
ABC-Mart, Inc.	5,000	294,661
Fast Retailing Co. Ltd.	8,200	2,742,281
Hikari Tsushin, Inc.	3,400	358,210

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Specialty Retail (continued)
Nitori Holdings Co. Ltd.	11,500	$1,539,427
Shimamura Co. Ltd.	2,800	343,258
USS Co. Ltd.	34,700	691,609
Yamada Denki Co. Ltd. (a)	93,400	464,389

		6,433,835

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,500	752,798
Canon, Inc.	156,100	5,309,791
FUJIFILM Holdings Corp.	59,800	2,156,236
Konica Minolta, Inc.	72,100	601,520
NEC Corp.	400,000	1,063,362
Ricoh Co. Ltd.	116,400	1,031,144
Seiko Epson Corp.	38,800	865,721

		11,780,572

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	25,700	477,624

Tobacco 0.3%
Japan Tobacco, Inc.	160,300	5,634,241

Trading Companies & Distributors 0.9%
ITOCHU Corp.	214,800	3,198,142
Marubeni Corp.	236,100	1,529,610
MISUMI Group, Inc.	42,100	964,917
Mitsubishi Corp.	218,900	4,601,501
Mitsui & Co. Ltd.	259,900	3,720,686
Sumitomo Corp.	174,800	2,279,423
Toyota Tsusho Corp.	31,400	944,066

		17,238,345

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.	5,900	226,499
Kamigumi Co. Ltd.	34,000	357,402

		583,901

Wireless Telecommunication Services 1.1%
KDDI Corp.	268,200	7,093,253
NTT DOCOMO, Inc.	200,100	4,732,502
SoftBank Group Corp.	122,100	9,925,527

		21,751,282

		471,144,078

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	13,283	1,178,677

JORDAN 0.0%†
Pharmaceuticals 0.0%†
Hikma Pharmaceuticals plc (a)	21,517	412,083

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA (a)	67,881	1,059,876

17

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

LUXEMBOURG (continued)
Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE	1,680	$947,865

Media 0.1%
RTL Group SA	5,954	449,819
SES SA, FDR	54,829	1,284,474

		1,734,293

Metals & Mining 0.1%
ArcelorMittal*	96,459	2,187,989

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,177	542,802

		6,472,825

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd. (a)	126,000	280,201
Wynn Macau Ltd.	252,000	588,437

		868,638

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	34,536	669,472

NETHERLANDS 4.2%
Banks 0.5%
ABN AMRO Group NV, CVA (d)	39,336	1,042,084
ING Groep NV	562,864	9,716,592

		10,758,676

Beverages 0.2%
Heineken Holding NV	14,281	1,308,997
Heineken NV	33,867	3,293,047

		4,602,044

Chemicals 0.3%
Akzo Nobel NV	38,519	3,349,944
Koninklijke DSM NV	26,888	1,955,633

		5,305,577

Construction & Engineering 0.0%†
Boskalis Westminster	13,999	454,631

Diversified Financial Services 0.1%
EXOR NV	15,481	840,045

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	485,699	1,554,511

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	185,453	3,539,785

Industrial Conglomerates 0.2%
Koninklijke Philips NV	135,001	4,805,859

Insurance 0.2%
Aegon NV	257,109	1,315,861
NN Group NV	43,764	1,552,880

		2,868,741

,	Common Stocks (continued)

		Shares	Market Value

	NETHERLANDS (continued)
	Media 0.1%
	Altice NV, Class A* (a)	60,733	$1,399,252
	Altice NV, Class B*	15,018	346,398

			1,745,650

	Oil, Gas & Consumable Fuels 1.6%
	Koninklijke Vopak NV	10,886	504,445
	Royal Dutch Shell plc, Class A	650,587	17,285,257
	Royal Dutch Shell plc, Class B	551,188	14,797,421

			32,587,123

	Professional Services 0.1%
	Randstad Holding NV	17,296	1,008,376
	Wolters Kluwer NV	43,426	1,836,615

			2,844,991

	Semiconductors & Semiconductor Equipment 0.6%
	ASML Holding NV	54,587	7,115,568
	NXP Semiconductors NV*	50,246	5,499,425

			12,614,993

	Software 0.0%†
	Gemalto NV	11,033	661,727

			85,184,353

	NEW ZEALAND 0.2%
	Construction Materials 0.0%†
	Fletcher Building Ltd.	109,145	639,143

	Diversified Telecommunication Services 0.1%
	Spark New Zealand Ltd.	279,183	773,573

	Electric Utilities 0.0%†
	Contact Energy Ltd.	104,327	398,302
	Mercury NZ Ltd.	95,982	233,514

			631,816

	Health Care Providers & Services 0.0%†
	Ryman Healthcare Ltd.	52,015	316,018

	Independent Power and Renewable Electricity Producers 0.0%†
	Meridian Energy Ltd.	167,614	357,396

	Transportation Infrastructure 0.1%
	Auckland International Airport Ltd.	133,015	695,030

			3,412,976

	NORWAY 0.6%
	Banks 0.1%
	DNB ASA	144,777	2,464,798

	Chemicals 0.1%
	Yara International ASA	24,610	925,392

	Diversified Telecommunication Services 0.1%
	Telenor ASA	117,156	1,943,646

	Food Products 0.1%
	Marine Harvest ASA*	57,312	980,563
	Orkla ASA	114,125	1,159,968

			2,140,531

18

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NORWAY (continued)
Insurance 0.0%†
Gjensidige Forsikring ASA	31,893	$544,410

Media 0.0%†
Schibsted ASA, Class A	12,647	305,462
Schibsted ASA, Class B	13,258	293,261

		598,723

Metals & Mining 0.1%
Norsk Hydro ASA	197,377	1,092,286

Oil, Gas & Consumable Fuels 0.1%
Statoil ASA	167,197	2,772,484

		12,482,270

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP — Energias de Portugal SA	348,543	1,140,161

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	39,441	770,037

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	67,873	1,028,532

		2,938,730

SINGAPORE 1.3%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	218,400	583,467

Airlines 0.0%†
Singapore Airlines Ltd. (a)	85,266	626,641

Banks 0.6%
DBS Group Holdings Ltd.	259,200	3,901,161
Oversea-Chinese Banking Corp. Ltd.	462,900	3,626,056
United Overseas Bank Ltd.	194,600	3,267,070

		10,794,287

Capital Markets 0.0%†
Singapore Exchange Ltd.	115,000	612,890

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	13,766	443,219

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,179,550	3,331,144

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	369,127	699,405
CapitaLand Commercial Trust (a)	336,800	405,915
CapitaLand Mall Trust	369,800	530,342
Suntec REIT	314,200	426,418

		2,062,080

Food Products 0.1%
Golden Agri-Resources Ltd. (a)	876,212	238,660
Wilmar International Ltd.	232,494	565,507

		804,167

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Hotels, Restaurants & Leisure 0.1%
Genting Singapore plc	869,196	$684,810

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	221,300	1,010,607
Sembcorp Industries Ltd.	135,000	301,798

		1,312,405

Media 0.0%†
Singapore Press Holdings Ltd. (a)	208,000	488,024

Real Estate Management & Development 0.1%
CapitaLand Ltd.	381,597	969,646
City Developments Ltd.	61,600	479,840
Global Logistic Properties Ltd.	386,900	803,771
UOL Group Ltd.	63,100	350,105

		2,603,362

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd. (a)	306,900	512,617

Transportation Infrastructure 0.0%†
SATS Ltd.	103,400	383,580

Wireless Telecommunication Services 0.0%†
StarHub Ltd. (a)	81,475	160,969

		25,403,662

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec plc	95,546	713,917

Health Care Providers & Services 0.0%†
Mediclinic International plc (a)	50,181	485,403

Paper & Forest Products 0.1%
Mondi plc	55,763	1,462,205

		2,661,525

SPAIN 3.4%
Banks 1.4%
Banco Bilbao Vizcaya Argentaria SA	977,976	8,146,491
Banco de Sabadell SA	764,807	1,556,043
Banco Santander SA	2,146,122	14,249,995
Bankia SA	146,345	707,834
Bankinter SA	102,841	948,703
CaixaBank SA	545,961	2,609,900

		28,218,966

Biotechnology 0.1%
Grifols SA	44,208	1,232,569

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	34,271	1,325,050
Ferrovial SA	73,111	1,624,028

		2,949,078

19

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Diversified Telecommunication Services 0.3%
Telefonica SA	662,787	$6,860,917

Electric Utilities 0.4%
Endesa SA	48,333	1,114,974
Iberdrola SA	844,292	6,690,527
Red Electrica Corp. SA	58,371	1,221,146

		9,026,647

Electrical Equipment 0.0%†
Gamesa Corp. Technologica SA	34,620	740,714

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	86,693	540,997

Gas Utilities 0.1%
Gas Natural SDG SA	52,112	1,219,862

Insurance 0.0%†
Mapfre SA	161,069	563,776

IT Services 0.2%
Amadeus IT Group SA	64,953	3,882,614

Oil, Gas & Consumable Fuels 0.2%
Enagas SA	28,047	787,120
Repsol SA (a)	178,955	2,743,573

		3,530,693

Specialty Retail 0.3%
Industria de Diseno Textil SA	159,181	6,113,347

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	108,641	2,013,822
Aena SA (d)	10,004	1,953,525

		3,967,347

		68,847,527

SWEDEN 2.9%
Banks 0.7%
Nordea Bank AB	442,412	5,634,750
Skandinaviska Enskilda Banken AB, Class A	222,064	2,688,449
Svenska Handelsbanken AB, Class A	219,308	3,140,957
Swedbank AB, Class A	129,999	3,172,737

		14,636,893

Building Products 0.2%
Assa Abloy AB, Class B	153,055	3,373,558

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,039	725,917

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	454,900	3,270,790

Construction & Engineering 0.1%
Skanska AB, Class B	49,170	1,167,588

Diversified Financial Services 0.3%
Industrivarden AB, Class C	24,425	585,948

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Diversified Financial Services (continued)
Investor AB, Class B	67,505	$3,256,882
Kinnevik AB, Class B	32,400	993,291
L E Lundbergforetagen AB, Class B	5,825	460,117

		5,296,238

Diversified Telecommunication Services 0.1%
Telia Co. AB	380,169	1,752,043

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	38,466	1,827,507

Food & Staples Retailing 0.0%†
ICA Gruppen AB	10,296	383,546

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	29,910	585,825

Household Durables 0.1%
Electrolux AB Series B	34,053	1,116,641
Husqvarna AB, Class B	56,471	561,333

		1,677,974

Household Products 0.1%
Essity AB, Class B*	88,799	2,429,543

Machinery 0.7%
Alfa Laval AB	42,275	865,264
Atlas Copco AB, Class A	99,522	3,826,798
Atlas Copco AB, Class B	59,593	2,059,817
Sandvik AB	170,550	2,685,180
SKF AB, Class B	59,478	1,207,784
Volvo AB, Class B	229,668	3,916,677

		14,561,520

Metals & Mining 0.1%
Boliden AB	39,292	1,074,044

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	23,976	462,113

Specialty Retail 0.2%
Hennes & Mauritz AB, Class B	140,851	3,511,702

Tobacco 0.0%†
Swedish Match AB	28,399	1,000,520

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	52,911	554,490

		58,291,811

SWITZERLAND 8.9%
Beverages 0.0%†
Coca-Cola HBC AG*	24,800	729,343

Building Products 0.1%
Geberit AG (Registered)	5,315	2,481,894

Capital Markets 0.8%
Credit Suisse Group AG (Registered)*	339,540	4,940,643
Julius Baer Group Ltd.*	32,653	1,725,262
Partners Group Holding AG	2,500	1,552,277

20

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Capital Markets (continued)
UBS Group AG (Registered)*	542,787	$9,230,574

		17,448,756

Chemicals 0.3%
EMS-Chemie Holding AG (Registered)	1,189	877,969
Givaudan SA (Registered)	1,359	2,723,164
Sika AG	319	2,048,021

		5,649,154

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	65,659	3,773,625

Diversified Financial Services 0.0%†
Pargesa Holding SA	5,247	399,797

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	3,786	1,829,773

Electrical Equipment 0.4%
ABB Ltd. (Registered)	297,452	7,383,090

Food Products 2.1%
Barry Callebaut AG (Registered)*	306	421,215
Chocoladefabriken Lindt & Spruengli AG	150	869,746
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,045,931
Nestle SA (Registered)	455,748	39,749,282

		42,086,174

Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered)	7,644	1,243,476
Straumann Holding AG (Registered)	1,384	788,148

		2,031,624

Insurance 0.7%
Baloise Holding AG (Registered)	7,233	1,120,390
Swiss Life Holding AG (Registered)*	4,655	1,574,656
Swiss Re AG	46,914	4,299,329
Zurich Insurance Group AG	21,965	6,410,463

		13,404,838

Life Sciences Tools & Services 0.1%
Lonza Group AG (Registered)*	10,568	2,289,200

Machinery 0.1%
Schindler Holding AG	5,955	1,262,537
Schindler Holding AG (Registered)	2,829	588,034

		1,850,571

Marine 0.1%
Kuehne + Nagel International AG (Registered)	7,648	1,278,619

Metals & Mining 0.3%
Glencore plc*	1,787,125	6,696,765

Pharmaceuticals 2.7%
Novartis AG (Registered)	327,010	27,314,036
Roche Holding AG	102,884	26,288,397

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Pharmaceuticals (continued)
Vifor Pharma AG	7,079	$781,930

		54,384,363

Professional Services 0.2%
Adecco Group AG (Registered)	25,440	1,938,075
SGS SA (Registered)	786	1,905,804

		3,843,879

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)*	9,851	895,656

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	92,334	1,327,719

Specialty Retail 0.0%†
Dufry AG (Registered)*	5,170	848,450

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA (Registered)	76,160	6,302,152
Swatch Group AG (The)	4,912	1,816,774
Swatch Group AG (The) (Registered)	7,758	566,729

		8,685,655

Trading Companies & Distributors 0.1%
Wolseley plc	37,102	2,277,237

		181,596,182

UNITED KINGDOM 15.6%
Aerospace & Defense 0.4%
BAE Systems plc	458,643	3,786,227
Cobham plc	342,760	578,838
Meggitt plc	115,356	716,794
Rolls-Royce Holdings plc*	269,364	3,124,252

		8,206,111

Air Freight & Logistics 0.0%†
Royal Mail plc	136,869	750,818

Airlines 0.1%
easyJet plc	24,153	427,873
International Consolidated Airlines Group SA	92,379	733,978

		1,161,851

Auto Components 0.1%
GKN plc	258,625	1,098,530

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	155,321	1,640,900

Banks 2.4%
Barclays plc	2,475,370	6,546,792
HSBC Holdings plc	2,908,726	26,998,699
Lloyds Banking Group plc	10,606,613	9,140,529
Royal Bank of Scotland Group plc*	525,676	1,696,195
Standard Chartered plc*	473,216	4,792,832

		49,175,047

21

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Beverages 0.6%
Coca-Cola European Partners plc	32,416	$1,313,405
Diageo plc	366,198	10,821,802

		12,135,207

Capital Markets 0.3%
3i Group plc	140,672	1,653,958
Aberdeen Asset Management plc	134,455	529,363
Hargreaves Lansdown plc	39,671	672,715
London Stock Exchange Group plc	46,726	2,222,639
Schroders plc	18,052	729,950

		5,808,625

Chemicals 0.1%
Croda International plc	19,026	963,524
Johnson Matthey plc	28,643	1,072,011

		2,035,535

Commercial Services & Supplies 0.1%
Babcock International Group plc	38,889	445,960
G4S plc	226,531	963,419

		1,409,379

Consumer Finance 0.0%†
Provident Financial plc	22,171	703,189

Diversified Telecommunication Services 0.3%
BT Group plc	1,229,711	4,728,539
Inmarsat plc	62,947	631,305

		5,359,844

Electric Utilities 0.1%
SSE plc	149,325	2,825,421

Energy Equipment & Services 0.0%†
Petrofac Ltd. (a)	36,660	210,794

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	147,728	1,166,246
Hammerson plc	114,740	858,473
Intu Properties plc	137,828	483,348
Land Securities Group plc	116,573	1,539,074
Segro plc	143,319	913,482

		4,960,623

Food & Staples Retailing 0.2%
J Sainsbury plc	249,810	819,393
Tesco plc*	1,261,014	2,776,288
Wm Morrison Supermarkets plc	338,824	1,064,192

		4,659,873

Food Products 0.1%
Associated British Foods plc	50,908	1,948,109
Tate & Lyle plc	70,114	604,269

		2,552,378

Health Care Equipment & Supplies 0.1%
ConvaTec Group plc* (d)	170,033	706,899
Smith & Nephew plc	124,464	2,149,307

		2,856,206

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Hotels, Restaurants & Leisure 0.4%
Compass Group plc	229,490	$4,843,982
InterContinental Hotels Group plc	25,275	1,403,613
Merlin Entertainments plc (d)	97,722	611,727
Whitbread plc	27,464	1,419,321

		8,278,643

Household Durables 0.2%
Barratt Developments plc	149,128	1,095,237
Berkeley Group Holdings plc	19,317	812,271
Persimmon plc	43,939	1,283,305
Taylor Wimpey plc	482,860	1,108,863

		4,299,676

Household Products 0.5%
Reckitt Benckiser Group plc	98,565	9,991,843

Industrial Conglomerates 0.1%
DCC plc	13,262	1,207,757
Smiths Group plc	57,533	1,196,222

		2,403,979

Insurance 1.1%
Admiral Group plc	28,315	738,875
Aviva plc	586,937	4,026,019
Direct Line Insurance Group plc	187,809	869,654
Legal & General Group plc	854,308	2,874,748
Old Mutual plc	717,588	1,810,388
Prudential plc	377,131	8,656,581
RSA Insurance Group plc	142,258	1,141,167
St James’s Place plc	73,829	1,137,966
Standard Life plc	294,055	1,529,087

		22,784,485

Internet Software & Services 0.0%†
Auto Trader Group plc (d)	133,462	660,818

IT Services 0.1%
Worldpay Group plc (d)	274,176	1,124,235

Machinery 0.1%
CNH Industrial NV	146,175	1,657,734
IMI plc	38,491	599,505
Weir Group plc (The)	31,253	705,375

		2,962,614

Media 0.4%
ITV plc	542,061	1,283,096
Pearson plc	122,697	1,104,754
Sky plc	148,522	1,923,529
WPP plc	188,002	3,958,699

		8,270,078

Metals & Mining 0.7%
Anglo American plc*	193,449	2,584,425
Rio Tinto Ltd. (a)	61,901	3,008,303
Rio Tinto plc	183,660	7,778,337

		13,371,065

22

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Multiline Retail 0.1%
Marks & Spencer Group plc	227,476	$987,274
Next plc	19,835	996,190

		1,983,464

Multi-Utilities 0.4%
Centrica plc	813,265	2,120,387
National Grid plc	497,710	6,166,869

		8,287,256

Oil, Gas & Consumable Fuels 0.8%
BP plc	2,874,185	16,590,297

Personal Products 1.2%
Unilever NV, CVA	239,524	13,222,156
Unilever plc	190,121	10,288,945

		23,511,101

Pharmaceuticals 1.4%
AstraZeneca plc	185,830	12,447,552
GlaxoSmithKline plc	722,339	15,376,620

		27,824,172

Professional Services 0.6%
Capita plc	100,808	908,432
Experian plc	137,754	2,827,104
Intertek Group plc	23,346	1,282,519
RELX NV	140,276	2,892,044
RELX plc	156,103	3,374,479

		11,284,578

Software 0.1%
Sage Group plc (The)	154,104	1,380,919

Specialty Retail 0.1%
Dixons Carphone plc	152,035	562,023
Kingfisher plc	318,712	1,248,369

		1,810,392

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	62,467	1,351,706

Tobacco 1.2%
British American Tobacco plc	273,599	18,643,837
Imperial Brands plc	142,353	6,396,940

		25,040,777

Trading Companies & Distributors 0.2%
Ashtead Group plc	71,488	1,479,274
Bunzl plc	47,275	1,409,379
Travis Perkins plc	34,006	644,649

		3,533,302

Water Utilities 0.1%
Severn Trent plc	34,668	985,556
United Utilities Group plc	99,860	1,128,795

		2,114,351

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Wireless Telecommunication Services 0.5%
Vodafone Group plc	3,871,244	$10,994,156

		317,404,238

UNITED STATES 0.6%
Biotechnology 0.4%
Shire plc	134,309	7,405,659

Hotels, Restaurants & Leisure 0.1%
Carnival plc	28,191	1,864,089

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	31,707	1,055,011

Pharmaceuticals 0.0%†
Taro Pharmaceutical Industries Ltd.* (a)	1,347	150,945

Software 0.1%
Mobileye NV*	28,980	1,819,944

		12,295,648

Total Common Stocks (cost $1,656,755,844)		2,005,828,664

Rights 0.0%†

	Number of Rights

SPAIN 0.0%†
Construction & Engineering 0.0%†
ACS Actividades de Construccion y Servicios SA, expiring at an exercise price of $0.00 on 7/11/2017* (a)	34,271	27,400

Total Rights (cost $28,470)		27,400

Repurchase Agreements 2.1%

	Principal Amount

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $10,000,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value $10,200,000. (e)(f)	$10,000,000	10,000,000
ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $23,624,201, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $24,094,477. (e)(f)	23,622,036	23,622,036

23

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $10,002,061, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 02/15/25; total market value $10,200,291. (e)(f)	$10,000,000	$10,000,000

Total Repurchase Agreements (cost $43,622,036)		43,622,036

Total Investments (cost $1,700,406,350) (g) — 100.8%		2,049,478,100
Liabilities in excess of other assets — (0.8)%		(16,167,697)

NET ASSETS — 100.0%		$2,033,310,403

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $ 43,491,871, which was collateralized by cash used to purchase repurchase agreements with a total value of $43,622,036 and by $3,089,132 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 07/31/17 - 02/15/47, a total value of $46,711,168.

(b)	Fair valued security.

(c)	Illiquid security.

(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $11,905,338 which represents 0.58% of net assets.

(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $43,622,036.
(f)	Please refer to Note 2 (e) for additional information on the joint repurchase agreement.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

Abp	Public Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

FDR	Fiduciary Depositary Receipt

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

plc	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT	Real Estate Investment Trust

SA	Stock Company

SCA	Limited partnership with share capital

SDR	Swedish Depository Receipts

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

24

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund (Continued)

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
247	DJ Euro Stoxx 50	09/15/17	$9,679,230	$(320,472)
68	FTSE 100 Index	09/15/17	6,414,436	(166,009)
70	SGX Nikkei 225 Index	09/07/17	6,223,605	(7,915)
27	SPI 200 Index	09/21/17	2,930,729	(31,921)

			$25,248,000	$(526,317)

DJ	Dow Jones

FTSE	Financial Times Stock Exchange

SGX	Singapore Exchange

SPI	Share Price Index

At June 30, 2017, the Fund had $ 1,484,361 segregated in foreign currency as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT International Index Fund
Assets:
Investments, at value* (cost $1,656,784,314)	$2,005,856,064
Repurchase agreements, at value (cost $43,622,036)	43,622,036

Total Investments, at value (total cost $1,700,406,350)	2,049,478,100

Cash	672,582
Deposits with broker for futures contracts	1,484,361
Foreign currencies, at value (cost $20,658,115)	20,835,321
Interest and dividends receivable	4,083,146
Security lending income receivable	124,223
Receivable for investments sold	437,873
Receivable for capital shares issued	927,654
Reclaims receivable	2,702,463
Prepaid expenses	10,963

Total Assets	2,080,756,686

Liabilities:
Payable for investments purchased	411,840
Payable for capital shares redeemed	2,628,338
Payable for variation margin on futures contracts	202,275
Payable upon return of securities loaned (Note 2)	43,622,036
Accrued expenses and other payables:
Investment advisory fees	393,581
Fund administration fees	45,897
Distribution fees	26,594
Administrative servicing fees	27,588
Accounting and transfer agent fees	19,854
Custodian fees	7,169
Compliance program costs (Note 3)	1,942
Professional fees	34,942
Printing fees	11,443
Other	12,784

Total Liabilities	47,446,283

Net Assets	$2,033,310,403

Represented by:
Capital	$1,792,833,698
Accumulated undistributed net investment income	35,983,294
Accumulated net realized losses from investments, futures, and foreign currency transactions	(144,373,094)
Net unrealized appreciation/(depreciation) from investments	349,071,750
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(526,317)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	321,072

Net Assets	$2,033,310,403

*	Includes value of securities on loan of $43,491,871 (Note 2).

26

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT International Index Fund
Net Assets:
Class I Shares	$127,471,342
Class II Shares	11,742,549
Class VIII Shares	74,461,807
Class Y Shares	1,819,634,705

Total	$2,033,310,403

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,033,885
Class II Shares	1,202,253
Class VIII Shares	7,664,949
Class Y Shares	185,665,308

Total	207,566,395

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.78
Class II Shares	$9.77
Class VIII Shares	$9.71
Class Y Shares	$9.80

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT International Index Fund
INVESTMENT INCOME:
Dividend income	$43,739,030
Income from securities lending (Note 2)	667,223
Interest income	6,655
Foreign tax withholding	(3,953,728)

Total Income	40,459,180

EXPENSES:
Investment advisory fees	2,327,666
Fund administration fees	284,142
Distribution fees Class II Shares	13,491
Distribution fees Class VIII Shares	131,978
Administrative servicing fees Class I Shares	81,393
Administrative servicing fees Class II Shares	8,095
Administrative servicing fees Class VIII Shares	49,491
Professional fees	43,147
Printing fees	7,314
Trustee fees	30,187
Custodian fees	35,108
Accounting and transfer agent fees	40,091
Compliance program costs (Note 3)	4,018
Other	68,362

Total Expenses	3,124,483

NET INVESTMENT INCOME	37,334,697

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	23,260,994
Net realized gains from futures transactions (Note 2)	1,866,618
Net realized gains from foreign currency transactions (Note 2)	198,035

Net realized gains from investments, futures, and foreign currency transactions	25,325,647

Net change in unrealized appreciation/(depreciation) from investments	209,425,192
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(1,110,790)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	819,504

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	209,133,906

Net realized/unrealized gains from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	234,459,553

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$271,794,250

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets

	NVIT International Index Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$37,334,697	$54,152,065
Net realized gains/(losses) from investments, futures, and foreign currency transactions	25,325,647	(3,250,286)
Net change in unrealized appreciation/(depreciation) from investments futures contracts, and translation of assets and liabilities denominated in foreign currencies	209,133,906	(26,092,352)

Change in net assets resulting from operations	271,794,250	24,809,427

Distributions to Shareholders From:
Net investment income:
Class I	–	(2,311,230)
Class II	–	(228,042)
Class VIII	–	(1,370,068)
Class Y	–	(50,019,960)

Change in net assets from shareholder distributions	–	(53,929,300)

Change in net assets from capital transactions	(128,177,389)	94,307,841

Change in net assets	143,616,861	65,187,968

Net Assets:
Beginning of period	1,889,693,542	1,824,505,574

End of period	$2,033,310,403	$1,889,693,542

Accumulated undistributed (distributions in excess of) net investment income at end of period	$35,983,294	$(1,351,403)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$37,169,877	$44,449,228
Dividends reinvested	–	2,311,230
Cost of shares redeemed	(9,973,300)	(17,617,361)

Total Class I Shares	27,196,577	29,143,097

Class II Shares
Proceeds from shares issued	1,981,086	1,258,705
Dividends reinvested	–	228,042
Cost of shares redeemed	(887,789)	(3,903,700)

Total Class II Shares	1,093,297	(2,416,953)

Class VIII Shares
Proceeds from shares issued	9,567,970	8,366,404
Dividends reinvested	–	1,370,068
Cost of shares redeemed	(2,096,681)	(5,170,835)

Total Class VIII Shares	7,471,289	4,565,637

Class Y Shares
Proceeds from shares issued	27,851,183	107,648,742
Dividends reinvested	–	50,019,960
Cost of shares redeemed	(191,789,735)	(94,652,642)

Total Class Y Shares	(163,938,552)	63,016,060

Change in net assets from capital transactions	$(128,177,389)	$94,307,841

29

Statements of Changes in Net Assets (Continued)

	NVIT International Index Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	4,060,602	5,198,713
Reinvested	–	267,038
Redeemed	(1,074,441)	(2,083,677)

Total Class I Shares	2,986,161	3,382,074

Class II Shares
Issued	217,709	148,318
Reinvested	–	26,340
Redeemed	(94,785)	(466,130)

Total Class II Shares	122,924	(291,472)

Class VIII Shares
Issued	1,036,959	992,953
Reinvested	–	158,977
Redeemed	(227,648)	(612,654)

Total Class VIII Shares	809,311	539,276

Class Y Shares
Issued	2,956,648	12,901,600
Reinvested	–	5,764,741
Redeemed	(20,420,599)	(10,807,113)

Total Class Y Shares	(17,463,951)	7,859,228

Total change in shares	(13,545,555)	11,489,106

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

30

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$8.54	0.17	1.07	1.24	–	–	$9.78	14.52%		$127,471,342	0.44%	3.75%	0.44%	2.99%
Year Ended December 31, 2016	$8.70	0.24	(0.16)	0.08	(0.24)	(0.24)	$8.54	0.92%		$85,775,861	0.45%	2.76%	0.45%	4.88%
Year Ended December 31, 2015	$9.02	0.22	(0.31)	(0.09)	(0.23)	(0.23)	$8.70	(0.96%	)	$57,974,996	0.45%	2.40%	0.45%	4.35%
Period Ended December 31, 2014 (g)	$10.01	0.23	(1.01)	(0.78)	(0.21)	(0.21)	$9.02	(7.83%	)	$15,638,520	0.44%	2.32%	0.44%	3.98%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$8.54	0.16	1.07	1.23	–	–	$9.77	14.40%		$11,742,549	0.69%	3.48%	0.69%	2.99%
Year Ended December 31, 2016	$8.69	0.23	(0.16)	0.07	(0.22)	(0.22)	$8.54	0.75%		$9,213,339	0.70%	2.66%	0.70%	4.88%
Year Ended December 31, 2015	$9.00	0.23	(0.35)	(0.12)	(0.19)	(0.19)	$8.69	(1.26%	)	$11,918,143	0.67%	2.47%	0.67%	4.35%
Year Ended December 31, 2014	$9.89	0.34	(0.94)	(0.60)	(0.29)	(0.29)	$9.00	(6.12%	)	$11,995,318	0.70%	3.46%	0.70%	3.98%
Year Ended December 31, 2013	$8.37	0.21	1.57	1.78	(0.26)	(0.26)	$9.89	21.36%		$16,662,095	0.70%	2.27%	0.70%	5.67%
Year Ended December 31, 2012	$7.25	0.24	1.08	1.32	(0.20)	(0.20)	$8.37	18.29%		$12,451,393	0.71%	3.03%	0.72%	8.67%

Class VIII Shares
Six Months Ended June 30, 2017 (Unaudited)	$8.50	0.15	1.06	1.21	–	–	$9.71	14.24%		$74,461,807	0.84%	3.29%	0.84%	2.99%
Year Ended December 31, 2016	$8.66	0.21	(0.16)	0.05	(0.21)	(0.21)	$8.50	0.52%		$58,248,441	0.85%	2.44%	0.85%	4.88%
Year Ended December 31, 2015	$8.97	0.21	(0.34)	(0.13)	(0.18)	(0.18)	$8.66	(1.39%	)	$54,681,371	0.84%	2.24%	0.84%	4.35%
Year Ended December 31, 2014	$9.86	0.27	(0.87)	(0.60)	(0.29)	(0.29)	$8.97	(6.19%	)	$43,497,497	0.85%	2.83%	0.85%	3.98%
Year Ended December 31, 2013	$8.36	0.19	1.55	1.74	(0.24)	(0.24)	$9.86	21.01%		$36,745,163	0.85%	2.09%	0.85%	5.67%
Year Ended December 31, 2012	$7.24	0.20	1.11	1.31	(0.19)	(0.19)	$8.36	18.21%		$23,542,464	0.86%	2.62%	0.87%	8.67%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$8.55	0.17	1.08	1.25	–	–	$9.80	14.62%		$1,819,634,705	0.29%	3.79%	0.29%	2.99%
Year Ended December 31, 2016	$8.71	0.26	(0.17)	0.09	(0.25)	(0.25)	$8.55	1.03%		$1,736,455,901	0.30%	3.00%	0.30%	4.88%
Year Ended December 31, 2015	$9.01	0.26	(0.33)	(0.07)	(0.23)	(0.23)	$8.71	(0.74%	)	$1,699,931,064	0.30%	2.79%	0.30%	4.35%
Year Ended December 31, 2014	$9.91	0.34	(0.90)	(0.56)	(0.34)	(0.34)	$9.01	(5.76%	)	$1,649,875,622	0.30%	3.42%	0.30%	3.98%
Year Ended December 31, 2013	$8.39	0.25	1.56	1.81	(0.29)	(0.29)	$9.91	21.72%		$1,650,757,852	0.30%	2.73%	0.30%	5.67%
Year Ended December 31, 2012	$7.26	0.25	1.12	1.37	(0.24)	(0.24)	$8.39	18.89%		$1,476,483,428	0.31%	3.26%	0.32%	8.67%

Amounts	designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 1, 2014 (commencement of operations) through December 31, 2014. Total return is calculated based on inception date of April 30, 2014 through December 31, 2014.

The accompanying notes are an integral part of these financial statements.

31

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT International Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds and NVIT Flexible Moderate Growth Fund.

The Fund currently offers Class I, Class II, Class VIII, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights and class names or designations.

The Fund is a diversified fund as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

32

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

33

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$24,309,579	$—	$24,309,579
Air Freight & Logistics	—	7,731,359	—	7,731,359
Airlines	—	4,226,121	—	4,226,121
Auto Components	—	25,845,124	—	25,845,124
Automobiles	—	68,146,540	—	68,146,540
Banks	—	255,644,335	—	255,644,335
Beverages	—	43,870,959	—	43,870,959
Biotechnology	—	17,534,840	—	17,534,840
Building Products	—	16,501,651	—	16,501,651
Capital Markets	—	48,214,687	—	48,214,687
Chemicals	—	74,630,803	—	74,630,803
Commercial Services & Supplies	—	11,104,945	—	11,104,945
Communications Equipment	—	8,474,922	—	8,474,922
Construction & Engineering	—	18,940,580	—	18,940,580
Construction Materials	—	13,893,128	—	13,893,128
Consumer Finance	—	1,694,494	—	1,694,494
Containers & Packaging	—	2,511,783	—	2,511,783
Distributors	—	443,219	—	443,219
Diversified Consumer Services	—	430,967	—	430,967
Diversified Financial Services	—	14,939,047	—	14,939,047
Diversified Telecommunication Services	—	54,715,691	—	54,715,691
Electric Utilities	233,514	35,443,084	—	35,676,598
Electrical Equipment	—	30,387,166	—	30,387,166
Electronic Equipment, Instruments & Components	—	27,856,348	—	27,856,348
Energy Equipment & Services	—	1,629,114	—	1,629,114
Equity Real Estate Investment Trusts (REITs)	752,956	31,682,924	—	32,435,880
Food & Staples Retailing	—	30,574,728	—	30,574,728
Food Products	869,746	64,301,972	—	65,171,718
Gas Utilities	—	7,658,396	—	7,658,396
Health Care Equipment & Supplies	706,899	19,490,971	—	20,197,870
Health Care Providers & Services	—	13,472,922	—	13,472,922
Health Care Technology	—	802,764	—	802,764
Hotels, Restaurants & Leisure	810,086	27,414,521	—	28,224,607
Household Durables	—	24,541,562	—	24,541,562
Household Products	2,429,543	17,522,409	—	19,951,952
Independent Power and Renewable Electricity Producers	—	927,065	—	927,065
Industrial Conglomerates	3,277,165	31,717,332	—	34,994,497
Insurance	—	111,038,812	—	111,038,812
Internet & Direct Marketing Retail	—	3,036,018	—	3,036,018
Internet Software & Services	—	3,653,873	—	3,653,873
IT Services	—	15,018,898	—	15,018,898
Leisure Products	—	4,087,964	—	4,087,964
Life Sciences Tools & Services	—	4,292,076	—	4,292,076
Machinery	—	52,736,754	—	52,736,754
Marine	—	5,179,406	—	5,179,406
Media	—	21,675,829	—	21,675,829
Metals & Mining	2,187,989	52,299,187	—	54,487,176
Multiline Retail	—	5,723,405	—	5,723,405

34

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Multi-Utilities	$—	$21,829,762	$—	$21,829,762
Oil, Gas & Consumable Fuels	—	93,297,827	—	93,297,827
Paper & Forest Products	—	5,454,724	—	5,454,724
Personal Products	—	39,818,157	—	39,818,157
Pharmaceuticals	4,529,740	156,536,795	—	161,066,535
Professional Services	—	22,239,629	—	22,239,629
Real Estate Management & Development	1,270,402	38,816,113	—	40,086,515
Road & Rail	—	23,703,809	—	23,703,809
Semiconductors & Semiconductor Equipment	5,499,425	17,516,334	—	23,015,759
Software	3,963,475	27,933,387	—	31,896,862
Specialty Retail	—	18,717,726	—	18,717,726
Technology Hardware, Storage & Peripherals	—	11,780,572	—	11,780,572
Textiles, Apparel & Luxury Goods	513,257	35,702,099	—	36,215,356
Tobacco	—	31,675,538	—	31,675,538
Trading Companies & Distributors	1,040,032	25,138,004	—	26,178,036
Transportation Infrastructure	241,987	13,253,648	—	13,495,635
Water Utilities	—	2,114,351	—	2,114,351
Wireless Telecommunication Services	—	34,003,699	—	34,003,699
Total Common Stocks	$28,326,216	$1,977,502,448	$—	$2,005,828,664
Repurchase Agreements	—	43,622,036	—	43,622,036
Rights	27,400	—	—	27,400
Total Assets	$28,353,616	$2,021,124,484	$—	$2,049,478,100

Liabilities:
Futures Contracts	$(526,317)	$—	$—	$(526,317)
Total Liabilities	$(526,317)	$—	$—	$(526,317)
Total	$27,827,299	$2,021,124,484	$—	$2,048,951,783

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2017, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from

35

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized depreciation from futures contracts	$(526,317)
Total		$(526,317)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$1,866,618
Total	$1,866,618

36

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(1,110,790)
Total	$(1,110,790)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$19,923,023

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $43,622,036, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (a) in the Statement of Investments.

37

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00%-3.63%, maturing 02/15/18-05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89%-2.00%, maturing 04/30/19-02/15/25; total market value $153,004,365.

38

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
BNP Paribas Securities Corp.	$10,000,000	$—	$10,000,000	$(10,000,000)	$—
ML Pierce Fenner & Smith, Inc.	23,622,036	—	23,622,036	(23,622,036)	—
RBS Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Total	$43,622,036	$—	$43,622,036	$(43,622,036)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

39

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.245%
$1.5 billion up to $3 billion	0.205%
$3 billion and more	0.195%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.23%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses

40

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

not incurred in the ordinary course of the Fund’s business) from exceeding 0.34% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $284,142 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $4,018.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II shares, and 0.40% of Class VIII shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services.

41

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class VIII shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15%, 0.15%, and 0.15% for Class I, Class II and Class VIII shares, respectively, for a total amount of $138,979.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $58,695,849 and sales of $148,029,714 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into

42

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,766,811,721	$413,862,800	$(131,196,421)	$282,666,379

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

43

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Bond Index Fund

NVIT International Index Fund

NVIT Mid Cap Index Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to

44

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the Board materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Index Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund (before expenses and exclusive of securities lending revenue) other than NVIT S&P 500 Index Fund was equal to or exceeded that of its benchmark index. With respect to the NVIT S&P 500 Index Fund, the Trustees considered the Adviser’s statements that its performance was negatively impacted due to the effect of cash flows into and out of the Fund.

The Trustees also considered that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) was ranked within the first quintile of its Broadridge expense group. The Trustees determined that each Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

45

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

46

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

47

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

48

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

49

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

50

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

51

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

52

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

53

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund

SAR-MCX 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Mid Cap Index Fund

Asset Allocation†

Common Stocks	97.3%
Repurchase Agreements	4.9%
Futures Contract††	0.0%
Liabilities in excess of other assets	(2.2)%
100.0%

Top Industries†††

Equity Real Estate Investment Trusts (REITs)	8.9%
Banks	7.8%
Machinery	4.8%
Electronic Equipment, Instruments & Components	4.7%
Insurance	4.0%
Software	3.9%
Health Care Equipment & Supplies	3.5%
IT Services	3.3%
Capital Markets	2.9%
Chemicals	2.8%
Other Industries*	53.4%
100.0%

Top Holdings†††

ResMed, Inc.	0.6%
Packaging Corp. of America	0.6%
Domino’s Pizza, Inc.	0.6%
Duke Realty Corp.	0.6%
Cadence Design Systems, Inc.	0.5%
Teleflex, Inc.	0.5%
MSCI, Inc.	0.5%
SVB Financial Group	0.5%
Trimble, Inc.	0.5%
CDK Global, Inc.	0.5%
Other Holdings*	94.6%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Mid Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Mid Cap Index Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,057.80	2.04	0.40
	Hypothetical	(b)(c)	1,000.00	1,022.81	2.01	0.40
Class II Shares	Actual	(b)	1,000.00	1,057.00	3.06	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.82	3.01	0.60
Class Y Shares	Actual	(b)	1,000.00	1,059.00	1.28	0.25
	Hypothetical	(b)(c)	1,000.00	1,023.55	1.25	0.25

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 97.3%

	Shares	Market Value

Aerospace & Defense 1.7%
Curtiss-Wright Corp.	42,484	$3,899,182
Esterline Technologies Corp.*	28,450	2,697,060
Huntington Ingalls Industries, Inc.	43,774	8,148,968
KLX, Inc.*	49,440	2,472,000
Orbital ATK, Inc.	55,190	5,428,488
Teledyne Technologies, Inc.*	33,833	4,318,782

		26,964,480

Airlines 0.4%
JetBlue Airways Corp.* (a)	317,564	7,249,986

Auto Components 0.6%
Cooper Tire & Rubber Co. (a)	51,232	1,849,475
Dana, Inc.	138,095	3,083,662
Gentex Corp.	273,291	5,184,330

		10,117,467

Automobiles 0.3%
Thor Industries, Inc.	45,601	4,766,217

Banks 7.9%
Associated Banc-Corp	146,688	3,696,538
BancorpSouth, Inc.	80,464	2,454,152
Bank of Hawaii Corp. (a)	41,197	3,418,115
Bank of the Ozarks, Inc.	115,776	5,426,421
Cathay General Bancorp	71,805	2,725,000
Chemical Financial Corp.	68,056	3,294,591
Commerce Bancshares, Inc.	83,224	4,729,620
Cullen/Frost Bankers, Inc.	54,444	5,112,836
East West Bancorp, Inc. (a)	137,502	8,054,867
First Horizon National Corp. (a)	223,598	3,895,077
FNB Corp.	308,185	4,363,900
Fulton Financial Corp.	166,902	3,171,138
Hancock Holding Co.	81,059	3,971,891
Home BancShares, Inc.	120,571	3,002,218
International Bancshares Corp.	55,805	1,955,965
MB Financial, Inc.	68,372	3,011,103
PacWest Bancorp	114,564	5,350,139
Pinnacle Financial Partners, Inc.	69,062	4,337,094
Prosperity Bancshares, Inc.	66,594	4,277,999
Signature Bank*	51,111	7,335,962
SVB Financial Group*	49,905	8,772,800
Synovus Financial Corp.	117,058	5,178,646
TCF Financial Corp.	164,063	2,615,164
Texas Capital Bancshares, Inc.*	47,325	3,662,955
Trustmark Corp.	63,715	2,049,074
UMB Financial Corp.	42,140	3,154,600
Umpqua Holdings Corp.	211,946	3,891,329
United Bankshares, Inc.	100,087	3,923,410
Valley National Bancorp	254,787	3,009,034
Webster Financial Corp.	88,118	4,601,522
Wintrust Financial Corp.	53,482	4,088,164

		128,531,324

Common Stocks (continued)

	Shares	Market Value

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	8,802	$1,163,184

Biotechnology 0.7%
Bioverativ, Inc.*	103,046	6,200,278
United Therapeutics Corp.*	43,011	5,579,817

		11,780,095

Building Products 0.9%
AO Smith Corp.	140,191	7,896,959
Lennox International, Inc. (a)	36,476	6,698,453

		14,595,412

Capital Markets 3.0%
Eaton Vance Corp.	109,993	5,204,869
FactSet Research Systems, Inc.	37,382	6,212,141
Federated Investors, Inc., Class B	84,053	2,374,497
Janus Henderson Group plc* (a)	172,414	5,708,627
Legg Mason, Inc.	82,436	3,145,758
MarketAxess Holdings, Inc.	35,807	7,200,788
MSCI, Inc.	86,080	8,865,379
SEI Investments Co.	126,747	6,816,454
Stifel Financial Corp.*	65,774	3,024,288

		48,552,801

Chemicals 2.9%
Ashland Global Holdings, Inc. (a)	59,626	3,929,950
Cabot Corp.	59,603	3,184,588
Chemours Co. (The)	175,781	6,665,616
Minerals Technologies, Inc.	33,623	2,461,204
NewMarket Corp.	8,883	4,090,444
Olin Corp.	158,142	4,788,540
PolyOne Corp.	77,549	3,004,248
RPM International, Inc. (a)	127,313	6,944,924
Scotts Miracle-Gro Co. (The)	42,355	3,789,078
Sensient Technologies Corp.	42,511	3,423,411
Valvoline, Inc.	195,109	4,627,985

		46,909,988

Commercial Services & Supplies 1.5%
Clean Harbors, Inc.*	49,987	2,790,774
Copart, Inc.* (a)	195,640	6,219,396
Deluxe Corp.	46,511	3,219,491
Herman Miller, Inc.	56,123	1,706,139
HNI Corp.	42,427	1,691,565
MSA Safety, Inc.	30,144	2,446,788
Pitney Bowes, Inc.	178,607	2,696,966
Rollins, Inc.	92,109	3,749,757

		24,520,876

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Communications Equipment 1.5%
ARRIS International plc*	178,847	$5,011,293
Brocade Communications Systems, Inc.	390,923	4,929,539
Ciena Corp.*	134,918	3,375,649
InterDigital, Inc. (a)	33,201	2,566,437
NetScout Systems, Inc.* (a)	87,835	3,021,524
Plantronics, Inc.	32,043	1,676,169
ViaSat, Inc.* (a)	50,496	3,342,835

		23,923,446

Construction & Engineering 1.1%
AECOM*	148,759	4,809,378
Dycom Industries, Inc.* (a)	29,608	2,650,508
EMCOR Group, Inc.	56,886	3,719,207
Granite Construction, Inc.	38,127	1,839,247
KBR, Inc. (a)	137,043	2,085,794
Valmont Industries, Inc.	21,562	3,225,675

		18,329,809

Construction Materials 0.3%
Eagle Materials, Inc.	46,209	4,270,636

Consumer Finance 0.3%
SLM Corp.* (a)	412,260	4,740,990

Containers & Packaging 1.9%
AptarGroup, Inc.	59,751	5,189,972
Bemis Co., Inc.	88,282	4,083,042
Greif, Inc., Class A	25,243	1,408,055
Owens-Illinois, Inc.*	155,292	3,714,585
Packaging Corp. of America	89,530	9,972,747
Silgan Holdings, Inc.	72,076	2,290,575
Sonoco Products Co.	95,077	4,888,859

		31,547,835

Distributors 0.3%
Pool Corp.	39,525	4,646,954

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.	54,229	2,057,991
Graham Holdings Co., Class B	4,496	2,696,026
Service Corp. International	179,627	6,008,523
Sotheby’s* (a)	43,541	2,336,846

		13,099,386

Diversified Telecommunication Services 0.1%
Frontier Communications Corp. (a)	1,134,878	1,316,458

Electric Utilities 1.9%
Great Plains Energy, Inc.	205,881	6,028,196
Hawaiian Electric Industries, Inc.	104,539	3,384,973
IDACORP, Inc.	48,380	4,129,233
OGE Energy Corp.	190,440	6,625,408

Common Stocks (continued)

	Shares	Market Value

Electric Utilities (continued)
PNM Resources, Inc.	76,490	$2,925,742
Westar Energy, Inc.	135,356	7,176,575

		30,270,127

Electrical Equipment 0.7%
EnerSys	41,543	3,009,790
Hubbell, Inc.	48,569	5,496,554
Regal Beloit Corp.	42,772	3,488,057

		11,994,401

Electronic Equipment, Instruments & Components 4.8%
Arrow Electronics, Inc.*	84,758	6,646,722
Avnet, Inc.	119,464	4,644,760
Belden, Inc.	40,338	3,042,695
Cognex Corp.	82,536	7,007,307
Coherent, Inc.*	23,492	5,285,465
IPG Photonics Corp.*	35,763	5,189,211
Jabil, Inc.	173,952	5,077,659
Keysight Technologies, Inc.*	176,235	6,860,829
Knowles Corp.* (a)	86,128	1,457,286
Littelfuse, Inc. (a)	21,642	3,570,930
National Instruments Corp.	101,435	4,079,716
SYNNEX Corp.	27,899	3,346,764
Tech Data Corp.*	33,162	3,349,362
Trimble, Inc.*	240,507	8,578,885
VeriFone Systems, Inc.*	107,499	1,945,732
Vishay Intertechnology, Inc.	129,140	2,143,724
Zebra Technologies Corp., Class A*	50,237	5,049,823

		77,276,870

Energy Equipment & Services 1.0%
Diamond Offshore Drilling, Inc.* (a)	60,749	657,912
Dril-Quip, Inc.*	36,503	1,781,346
Ensco plc, Class A	289,397	1,493,288
Nabors Industries Ltd. (a)	275,147	2,239,696
Oceaneering International, Inc. (a)	91,917	2,099,384
Oil States International, Inc.*	49,732	1,350,224
Patterson-UTI Energy, Inc.	158,646	3,203,063
Rowan Cos. plc, Class A* (a)	119,666	1,225,380
Superior Energy Services, Inc.*	142,669	1,488,038

		15,538,331

Equity Real Estate Investment Trusts (REITs) 9.1%
American Campus Communities, Inc.	128,014	6,055,062
Camden Property Trust	83,056	7,102,119
Care Capital Properties, Inc.	79,206	2,114,800
CoreCivic, Inc.	112,546	3,104,019
Corporate Office Properties Trust	95,944	3,360,918
Cousins Properties, Inc.	400,724	3,522,364
CyrusOne, Inc.	74,879	4,174,504
DCT Industrial Trust, Inc.	88,080	4,706,995

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett, Inc.	140,430	$5,365,830
Duke Realty Corp.	337,885	9,443,886
Education Realty Trust, Inc.	70,579	2,734,936
EPR Properties	60,989	4,383,279
First Industrial Realty Trust, Inc.	113,209	3,240,042
GEO Group, Inc. (The)	118,743	3,511,231
Healthcare Realty Trust, Inc.	111,995	3,824,629
Highwoods Properties, Inc.	97,670	4,952,846
Hospitality Properties Trust	148,395	4,325,714
Kilroy Realty Corp.	93,659	7,038,474
Lamar Advertising Co., Class A	79,809	5,871,548
LaSalle Hotel Properties	109,169	3,253,236
Liberty Property Trust	140,612	5,724,315
Life Storage, Inc.	44,647	3,308,343
Mack-Cali Realty Corp.	86,941	2,359,579
Medical Properties Trust, Inc.	349,055	4,492,338
National Retail Properties, Inc.	142,601	5,575,699
Omega Healthcare Investors, Inc.	187,914	6,204,920
Potlatch Corp.	39,309	1,796,421
Quality Care Properties, Inc.*	92,078	1,685,948
Rayonier, Inc.	124,181	3,572,687
Senior Housing Properties Trust	214,136	4,376,940
Tanger Factory Outlet Centers, Inc.	92,905	2,413,672
Taubman Centers, Inc.	58,386	3,476,886
Uniti Group, Inc.	150,927	3,794,305
Urban Edge Properties	95,161	2,258,171
Washington Prime Group, Inc.	175,158	1,466,072
Weingarten Realty Investors	113,335	3,411,384

		148,004,112

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc. (a)	37,498	4,016,411
Sprouts Farmers Market, Inc.*	122,982	2,788,002
United Natural Foods, Inc.*	48,904	1,794,777

		8,599,190

Food Products 2.3%
Dean Foods Co.	85,549	1,454,333
Flowers Foods, Inc. (a)	175,755	3,042,319
Hain Celestial Group, Inc. (The)*	98,439	3,821,402
Ingredion, Inc.	67,833	8,086,372
Lamb Weston Holdings, Inc.	132,503	5,835,432
Lancaster Colony Corp.	18,732	2,296,918
Post Holdings, Inc.* (a)	63,384	4,921,768
Snyder’s-Lance, Inc.	82,213	2,846,214
Tootsie Roll Industries, Inc. (a)	16,830	586,525
TreeHouse Foods, Inc.*	54,324	4,437,728

		37,329,011

Gas Utilities 2.2%
Atmos Energy Corp.	100,166	8,308,770
National Fuel Gas Co. (a)	81,686	4,561,346
New Jersey Resources Corp.	82,373	3,270,208

Common Stocks (continued)

	Shares	Market Value

Gas Utilities (continued)
ONE Gas, Inc.	50,527	$3,527,290
Southwest Gas Holdings, Inc.	45,554	3,328,175
UGI Corp.	164,739	7,975,015
WGL Holdings, Inc.	49,074	4,094,244

		35,065,048

Health Care Equipment & Supplies 3.5%
ABIOMED, Inc.*	38,948	5,581,248
Globus Medical, Inc., Class A* (a)	69,186	2,293,516
Halyard Health, Inc.*	45,097	1,771,410
Hill-Rom Holdings, Inc.	57,398	4,569,455
LivaNova plc* (a)	41,462	2,537,889
Masimo Corp.*	43,460	3,962,683
NuVasive, Inc.*	48,426	3,724,928
ResMed, Inc.	134,707	10,489,634
STERIS plc	80,990	6,600,685
Teleflex, Inc.	42,784	8,888,804
West Pharmaceutical Services, Inc.	70,132	6,628,877

		57,049,129

Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.* (a)	72,813	3,595,506
HealthSouth Corp.	85,216	4,124,454
LifePoint Health, Inc.*	38,867	2,609,919
MEDNAX, Inc.*	88,359	5,334,233
Molina Healthcare, Inc.*	40,742	2,818,531
Owens & Minor, Inc.	59,088	1,902,043
Tenet Healthcare Corp.* (a)	77,261	1,494,228
VCA, Inc.*	77,447	7,149,133
WellCare Health Plans, Inc.*	42,252	7,586,769

		36,614,816

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	173,464	2,213,401
Medidata Solutions, Inc.*	52,885	4,135,607

		6,349,008

Hotels, Restaurants & Leisure 2.7%
Brinker International, Inc. (a)	46,286	1,763,497
Buffalo Wild Wings, Inc.*	15,214	1,927,614
Cheesecake Factory, Inc. (The)	42,900	2,157,870
Churchill Downs, Inc.	11,925	2,185,852
Cracker Barrel Old Country Store, Inc. (a)	23,140	3,870,165
Domino’s Pizza, Inc.	45,702	9,667,344
Dunkin’ Brands Group, Inc.	88,250	4,864,340
International Speedway Corp., Class A	23,159	869,620
Jack in the Box, Inc.	28,207	2,778,389
Panera Bread Co., Class A*	20,359	6,405,756
Papa John’s International, Inc.	25,610	1,837,774
Texas Roadhouse, Inc. (a)	61,648	3,140,966
Wendy’s Co. (The)	181,971	2,822,370

		44,291,557

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Household Durables 1.7%
CalAtlantic Group, Inc.	73,427	$2,595,644
Helen of Troy Ltd.*	25,908	2,437,943
KB Home	78,789	1,888,572
NVR, Inc.*	3,318	7,998,404
Tempur Sealy International, Inc.* (a)	44,914	2,397,958
Toll Brothers, Inc.	141,301	5,582,803
TRI Pointe Group, Inc.*	153,356	2,022,766
Tupperware Brands Corp.	48,555	3,410,018

		28,334,108

Household Products 0.2%
Energizer Holdings, Inc.	59,657	2,864,729

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	61,680	5,884,272

Insurance 4.1%
Alleghany Corp.*	13,837	8,230,248
American Financial Group, Inc.	69,718	6,927,878
Aspen Insurance Holdings Ltd.	56,383	2,810,693
Brown & Brown, Inc.	110,201	4,746,357
CNO Financial Group, Inc.	155,700	3,251,016
First American Financial Corp.	105,158	4,699,511
Genworth Financial, Inc., Class A*	437,761	1,650,359
Hanover Insurance Group, Inc. (The)	40,997	3,633,564
Kemper Corp.	45,919	1,772,473
Mercury General Corp. (a)	35,672	1,926,288
Old Republic International Corp.	233,750	4,565,137
Primerica, Inc. (a)	41,070	3,111,052
Reinsurance Group of America, Inc.	61,305	7,870,949
RenaissanceRe Holdings Ltd.	36,941	5,136,646
WR Berkley Corp.	92,582	6,403,897

		66,736,068

Internet & Direct Marketing Retail 0.1%
HSN, Inc.	29,887	953,395

Internet Software & Services 0.8%
Cars.com, Inc.* (a)	69,108	1,840,346
j2 Global, Inc. (a)	46,001	3,914,225
LogMeIn, Inc.	50,212	5,247,154
WebMD Health Corp.*	36,380	2,133,687

		13,135,412

IT Services 3.4%
Acxiom Corp.*	75,273	1,955,592
Broadridge Financial Solutions, Inc.	111,795	8,447,230
Convergys Corp.	91,274	2,170,496
CoreLogic, Inc.*	81,184	3,521,762
DST Systems, Inc.	59,748	3,686,452
Jack Henry & Associates, Inc.	73,942	7,680,356
Leidos Holdings, Inc.	136,646	7,063,232
MAXIMUS, Inc.	62,056	3,886,567

Common Stocks (continued)

	Shares	Market Value

IT Services (continued)
NeuStar, Inc., Class A*	45,030	$1,501,750
Sabre Corp. (a)	196,177	4,270,773
Science Applications International Corp.	41,935	2,911,128
Teradata Corp.* (a)	124,335	3,666,639
WEX, Inc.*	36,989	3,856,843

		54,618,820

Leisure Products 0.6%
Brunswick Corp.	85,187	5,343,780
Polaris Industries, Inc. (a)	55,698	5,137,027

		10,480,807

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	19,975	4,520,542
Bio-Techne Corp.	35,719	4,196,983
Charles River Laboratories International, Inc.*	45,543	4,606,674
INC Research Holdings, Inc., Class A* (a)	51,537	3,014,915
PAREXEL International Corp.*	48,775	4,239,035

		20,578,149

Machinery 4.9%
AGCO Corp.	64,036	4,315,386
Crane Co.	48,312	3,835,007
Donaldson Co., Inc.	125,794	5,728,659
Graco, Inc. (a)	53,056	5,797,960
IDEX Corp.	72,624	8,207,238
ITT, Inc.	84,244	3,384,924
Kennametal, Inc.	76,606	2,866,597
Lincoln Electric Holdings, Inc.	58,973	5,430,824
Nordson Corp.	51,101	6,199,573
Oshkosh Corp.	71,389	4,917,274
Terex Corp.	93,285	3,498,187
Timken Co. (The)	66,739	3,086,679
Toro Co. (The)	102,126	7,076,311
Trinity Industries, Inc.	145,275	4,072,058
Wabtec Corp. (a)	82,289	7,529,443
Woodward, Inc.	52,728	3,563,358

		79,509,478

Marine 0.2%
Kirby Corp.*	51,490	3,442,106

Media 1.5%
AMC Networks, Inc., Class A* (a)	52,604	2,809,580
Cable One, Inc.	4,525	3,216,822
Cinemark Holdings, Inc. (a)	101,419	3,940,128
John Wiley & Sons, Inc., Class A	43,208	2,279,222
Live Nation Entertainment, Inc.*	127,417	4,440,482

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Meredith Corp. (a)	35,396	$2,104,292
New York Times Co. (The), Class A (a)	116,681	2,065,254
TEGNA, Inc.	205,270	2,957,941

		23,813,721

Metals & Mining 2.0%
Allegheny Technologies, Inc. (a)	104,779	1,782,291
Carpenter Technology Corp. (a)	45,057	1,686,484
Commercial Metals Co.	111,272	2,162,015
Compass Minerals International, Inc. (a)	31,907	2,083,527
Reliance Steel & Aluminum Co.	69,593	5,067,066
Royal Gold, Inc.	62,457	4,882,264
Steel Dynamics, Inc.	230,088	8,239,451
United States Steel Corp. (a)	166,278	3,681,395
Worthington Industries, Inc.	41,383	2,078,254

		31,662,747

Multiline Retail 0.2%
Big Lots, Inc. (a)	42,936	2,073,809
Dillard’s, Inc., Class A (a)	22,359	1,289,891

		3,363,700

Multi-Utilities 1.0%
Black Hills Corp.	51,247	3,457,635
MDU Resources Group, Inc.	186,202	4,878,492
NorthWestern Corp.	46,928	2,863,547
Vectren Corp.	79,482	4,644,928

		15,844,602

Oil, Gas & Consumable Fuels 1.9%
CONSOL Energy, Inc.*	169,821	2,537,126
Energen Corp.* (a)	92,542	4,568,798
Gulfport Energy Corp.*	152,705	2,252,399
HollyFrontier Corp.	169,145	4,646,413
Matador Resources Co.* (a)	89,087	1,903,789
PBF Energy, Inc., Class A (a)	104,847	2,333,894
QEP Resources, Inc.*	229,646	2,319,425
SM Energy Co.	92,090	1,522,248
Southwestern Energy Co.*	480,032	2,918,595
World Fuel Services Corp.	65,982	2,537,008
WPX Energy, Inc.*	377,731	3,648,881

		31,188,576

Paper & Forest Products 0.3%
Domtar Corp.	60,492	2,324,102
Louisiana-Pacific Corp.*	137,961	3,326,240

		5,650,342

Common Stocks (continued)

	Shares	Market Value

Personal Products 0.5%
Avon Products, Inc.*	425,190	$1,615,722
Edgewell Personal Care Co.*	54,937	4,176,311
Nu Skin Enterprises, Inc., Class A	47,472	2,983,140

		8,775,173

Pharmaceuticals 0.7%
Akorn, Inc.*	83,436	2,798,443
Catalent, Inc.*	119,277	4,186,623
Endo International plc*	187,475	2,094,096
Prestige Brands Holdings, Inc.*	50,851	2,685,441

		11,764,603

Professional Services 0.8%
Dun & Bradstreet Corp. (The)	35,346	3,822,670
FTI Consulting, Inc.*	39,186	1,369,942
ManpowerGroup, Inc.	63,915	7,136,110

		12,328,722

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	44,435	1,838,720
Jones Lang LaSalle, Inc.	43,341	5,417,625

		7,256,345

Road & Rail 1.3%
Avis Budget Group, Inc.* (a)	81,178	2,213,724
Genesee & Wyoming, Inc., Class A*	58,560	4,004,918
Landstar System, Inc.	40,123	3,434,529
Old Dominion Freight Line, Inc.	66,096	6,294,983
Ryder System, Inc.	51,078	3,676,595
Werner Enterprises, Inc.	41,914	1,230,176

		20,854,925

Semiconductors & Semiconductor Equipment 2.4%
Cirrus Logic, Inc.*	61,503	3,857,468
Cree, Inc.*	93,332	2,300,634
Cypress Semiconductor Corp. (a)	312,482	4,265,379
First Solar, Inc.* (a)	74,691	2,978,677
Integrated Device Technology, Inc.*	127,445	3,286,807
Microsemi Corp.*	110,011	5,148,515
Monolithic Power Systems, Inc.	36,120	3,481,968
Silicon Laboratories, Inc.*	40,140	2,743,569
Synaptics, Inc.* (a)	32,357	1,673,180
Teradyne, Inc.	188,735	5,667,712
Versum Materials, Inc.	103,872	3,375,840

		38,779,749

Software 3.9%
ACI Worldwide, Inc.*	112,215	2,510,250
Blackbaud, Inc.	45,787	3,926,235
Cadence Design Systems, Inc.*	265,807	8,901,876

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
CDK Global, Inc.	138,132	$8,572,472
CommVault Systems, Inc.*	40,201	2,269,346
Fair Isaac Corp.	29,669	4,136,155
Fortinet, Inc.*	142,337	5,329,097
Manhattan Associates, Inc.* (a)	66,228	3,182,918
PTC, Inc.*	110,230	6,075,878
Take-Two Interactive Software, Inc.*	98,922	7,258,896
Tyler Technologies, Inc.*	32,241	5,663,777
Ultimate Software Group, Inc. (The)* (a)	28,342	5,953,521

		63,780,421

Specialty Retail 1.8%
Aaron’s, Inc.	60,024	2,334,934
American Eagle Outfitters, Inc.	160,784	1,937,447
Cabela’s, Inc.*	49,475	2,939,804
Chico’s FAS, Inc.	121,301	1,142,655
Dick’s Sporting Goods, Inc. (a)	84,053	3,347,831
GameStop Corp., Class A (a)	96,232	2,079,573
Michaels Cos., Inc. (The)*	101,727	1,883,984
Murphy USA, Inc.* (a)	32,826	2,432,735
Office Depot, Inc.	492,529	2,777,864
Sally Beauty Holdings, Inc.*	130,884	2,650,401
Urban Outfitters, Inc.* (a)	82,964	1,538,153
Williams-Sonoma, Inc.	76,216	3,696,476

		28,761,857

Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.* (a)	103,122	1,928,382
Diebold Nixdorf, Inc. (a)	72,532	2,030,896
NCR Corp.*	115,454	4,715,141

		8,674,419

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	46,339	4,121,854
Deckers Outdoor Corp.*	30,715	2,096,606
Kate Spade & Co.*	123,080	2,275,749
Skechers U.S.A., Inc., Class A* (a)	127,668	3,766,206

		12,260,415

Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	464,925	6,104,465
Washington Federal, Inc. (a)	86,279	2,864,463

		8,968,928

Trading Companies & Distributors 0.8%
GATX Corp. (a)	37,251	2,394,122
MSC Industrial Direct Co., Inc., Class A	42,991	3,695,506
NOW, Inc.*	102,887	1,654,423
Watsco, Inc.	28,956	4,465,015

		12,209,066

Common Stocks (continued)

	Shares	Market Value

Water Utilities 0.3%
Aqua America, Inc.	169,143	$5,632,462

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	90,054	2,498,998

Total Common Stocks (cost $1,161,217,015)		1,576,016,059

Repurchase Agreements 4.9%

	Principal Amount

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $44,004,033, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value$44,880,000. (b)(c)	$44,000,000	44,000,000
ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $15,619,633, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $15,930,566. (b)(c)	15,618,202	15,618,202
RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $20,004,122, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 0 2/15/25; total market value $20,400,582. (b)(c)	20,000,000	20,000,000

Total Repurchase Agreements (cost $79,618,202)		79,618,202

Total Investments (cost $1,240,835,217) (d) — 102.2%		1,655,634,261
Liabilities in excess of other assets — (2.2)%		(35,617,027)

NET ASSETS — 100.0%		$1,620,017,234

*	Denotes a non-income producing security.

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $146,309,615, which was collateralized by cash used to purchase repurchase agreements with a total value of $79,618,202 and by $70,981,339 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 07/13/17 – 02/15/47, a total value of $150,599,541.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $79,618,202.
(c)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

plc	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
260	S&P MID 400 E-Mini	09/15/17	$45,398,600	$231,811

At June 30, 2017 the Fund had $1,667,000 segregated as collateral with the broker for open future contracts.

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund
Assets:
Investments, at value* (cost $1,161,217,015)	$1,576,016,059
Repurchase agreements, at value (cost $79,618,202)	79,618,202

Total Investments, at value (total cost $1,240,835,217)	1,655,634,261

Cash	46,798,516
Deposits with broker for futures contracts	1,667,000
Dividends receivable	1,644,897
Security lending income receivable	47,409
Receivable for capital shares issued	80,044
Receivable for variation margin on futures contracts	31,193
Prepaid expenses	8,601

Total Assets	1,705,911,921

Liabilities:
Payable for investments purchased	4,098,988
Payable for capital shares redeemed	1,755,234
Payable upon return of securities loaned (Note 2)	79,618,202
Accrued expenses and other payables:
Investment advisory fees	271,481
Fund administration fees	36,573
Distribution fees	5,072
Administrative servicing fees	71,138
Accounting and transfer agent fees	805
Custodian fees	5,890
Compliance program costs (Note 3)	1,485
Professional fees	12,712
Printing fees	14,087
Other	3,020

Total Liabilities	85,894,687

Net Assets	$1,620,017,234

Represented by:
Capital	$1,034,399,999
Accumulated undistributed net investment income	13,034,745
Accumulated net realized gains from investments and futures transactions	157,551,635
Net unrealized appreciation/(depreciation) from investments	414,799,044
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	231,811

Net Assets	$1,620,017,234

14

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund
Net Assets:
Class I Shares	$556,025,388
Class II Shares	25,030,363
Class Y Shares	1,038,961,483

Total	$1,620,017,234

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	21,685,281
Class II Shares	984,579
Class Y Shares	40,465,381

Total	63,135,241

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$25.64
Class II Shares	$25.42
Class Y Shares	$25.68

*	Includes value of securities on loan of $146,309,615 (Note 2).

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund
INVESTMENT INCOME:
Dividend income	$11,798,742
Income from securities lending (Note 2)	202,991
Interest income	135,620

Total Income	12,137,353

EXPENSES:
Investment advisory fees	1,574,965
Fund administration fees	226,361
Distribution fees Class II Shares	30,163
Administrative servicing fees Class I Shares	403,605
Administrative servicing fees Class II Shares	12,065
Professional fees	35,828
Printing fees	11,726
Trustee fees	23,663
Custodian fees	25,139
Accounting and transfer agent fees	1,776
Compliance program costs (Note 3)	3,167
Other	14,679

Total Expenses	2,363,137

NET INVESTMENT INCOME	9,774,216

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	72,821,025
Net realized gains from futures transactions (Note 2)	1,032,590

Net realized gains from investments and futures transactions	73,853,615

Net change in unrealized appreciation/(depreciation) from investments	2,391,328
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	589,807

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	2,981,135

Net realized/unrealized gains from investments and futures transactions	76,834,750

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$86,608,966

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$9,774,216	$19,284,729
Net realized gains from investments and futures transactions	73,853,615	101,675,490
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	2,981,135	136,201,032

Change in net assets resulting from operations	86,608,966	257,161,251

Distributions to Shareholders From:
Net investment income:
Class I	–	(5,710,214)
Class II	–	(232,228)
Class Y	–	(12,047,232)
Net realized gains:
Class I	–	(41,100,644)
Class II	–	(1,811,596)
Class Y	–	(82,930,791)

Change in net assets from shareholder distributions	–	(143,832,705)

Change in net assets from capital transactions	42,015,913	71,719,714

Change in net assets	128,624,879	185,048,260

Net Assets:
Beginning of period	1,491,392,355	1,306,344,095

End of period	$1,620,017,234	$1,491,392,355

Accumulated undistributed net investment income at end of period	$13,034,745	$3,260,529

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$50,651,912	$84,870,102
Dividends reinvested	–	46,810,858
Cost of shares redeemed	(35,716,717)	(64,141,318)

Total Class I Shares	14,935,195	67,539,642

Class II Shares
Proceeds from shares issued	2,705,714	6,664,300
Dividends reinvested	–	2,043,824
Cost of shares redeemed	(2,774,645)	(4,234,277)

Total Class II Shares	(68,931)	4,473,847

Class Y Shares
Proceeds from shares issued	83,619,931	35,504,434
Dividends reinvested	–	94,978,023
Cost of shares redeemed	(56,470,282)	(130,776,232)

Total Class Y Shares	27,149,649	(293,775)

Change in net assets from capital transactions	$42,015,913	$71,719,714

17

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Index Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	2,026,950	3,599,411
Reinvested	–	2,065,523
Redeemed	(1,427,344)	(2,811,582)

Total Class I Shares	599,606	2,853,352

Class II Shares
Issued	107,899	285,672
Reinvested	–	91,012
Redeemed	(111,561)	(181,069)

Total Class II Shares	(3,662)	195,615

Class Y Shares
Issued	3,273,932	1,545,038
Reinvested	–	4,183,720
Redeemed	(2,251,349)	(5,452,220)

Total Class Y Shares	1,022,583	276,538

Total change in shares	1,618,527	3,325,505

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Mid Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$24.24	0.15	1.25	1.40	–	–	–	$25.64	5.78%		$556,025,388	0.40%	1.17%	0.40%	11.65%
Year Ended December 31, 2016	$22.45	0.31	4.04	4.35	(0.28)	(2.28)	(2.56)	$24.24	20.29%		$511,054,118	0.40%	1.34%	0.40%	18.74%
Year Ended December 31, 2015	$25.09	0.28	(0.92)	(0.64)	(0.26)	(1.74)	(2.00)	$22.45	(2.53%	)	$409,272,000	0.40%	1.13%	0.40%	17.89%
Year Ended December 31, 2014	$24.42	0.28	1.99	2.27	(0.26)	(1.34)	(1.60)	$25.09	9.42%		$409,767,028	0.40%	1.12%	0.40%	13.42%
Year Ended December 31, 2013	$19.03	0.23	6.00	6.23	(0.25)	(0.59)	(0.84)	$24.42	33.05%		$382,128,280	0.40%	1.01%	0.40%	10.91%
Year Ended December 31, 2012	$17.55	0.23	2.80	3.03	(0.20)	(1.35)	(1.55)	$19.03	17.47%		$301,281,784	0.41%	1.23%	0.41%	10.21%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$24.05	0.12	1.25	1.37	–	–	–	$25.42	5.70%		$25,030,363	0.60%	0.97%	0.60%	11.65%
Year Ended December 31, 2016	$22.31	0.26	4.00	4.26	(0.24)	(2.28)	(2.52)	$24.05	20.01%		$23,771,694	0.61%	1.13%	0.61%	18.74%
Year Ended December 31, 2015	$24.95	0.23	(0.92)	(0.69)	(0.21)	(1.74)	(1.95)	$22.31	(2.77%	)	$17,683,011	0.61%	0.91%	0.61%	17.89%
Year Ended December 31, 2014	$24.30	0.23	1.97	2.20	(0.21)	(1.34)	(1.55)	$24.95	9.18%		$18,924,941	0.61%	0.91%	0.61%	13.42%
Year Ended December 31, 2013	$18.94	0.18	5.98	6.16	(0.21)	(0.59)	(0.80)	$24.30	32.81%		$17,578,154	0.61%	0.81%	0.61%	10.91%
Year Ended December 31, 2012	$17.47	0.19	2.80	2.99	(0.17)	(1.35)	(1.52)	$18.94	17.27%		$13,428,803	0.61%	1.03%	0.61%	10.21%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$24.25	0.17	1.26	1.43	–	–	–	$25.68	5.90%		$1,038,961,483	0.25%	1.33%	0.25%	11.65%
Year Ended December 31, 2016	$22.45	0.34	4.05	4.39	(0.31)	(2.28)	(2.59)	$24.25	20.47%		$956,566,543	0.25%	1.48%	0.25%	18.74%
Year Ended December 31, 2015	$25.10	0.32	(0.93)	(0.61)	(0.30)	(1.74)	(2.04)	$22.45	(2.43%	)	$879,389,084	0.25%	1.27%	0.25%	17.89%
Year Ended December 31, 2014	$24.43	0.32	1.99	2.31	(0.30)	(1.34)	(1.64)	$25.10	9.57%		$984,336,980	0.25%	1.27%	0.25%	13.42%
Year Ended December 31, 2013	$19.03	0.26	6.02	6.28	(0.29)	(0.59)	(0.88)	$24.43	33.28%		$960,748,401	0.25%	1.16%	0.25%	10.91%
Year Ended December 31, 2012	$17.55	0.26	2.80	3.06	(0.23)	(1.35)	(1.58)	$19.03	17.64%		$818,957,782	0.26%	1.39%	0.26%	10.21%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

June 30, 2017 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Mid Cap Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds and NVIT Flexible Moderate Growth Fund.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,576,016,059	$—	$—	$1,576,016,059
Futures Contracts	231,811	—	—	231,811
Repurchase Agreements	—	79,618,202	—	79,618,202
Total	$1,576,247,870	$79,618,202	$—	$1,655,866,072

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$231,811
Total		$231,811

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$1,032,590
Total	$1,032,590

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$589,807
Total	$589,807

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$36,690,571

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $79,618,202, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note(a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00%-3.63%, maturing 02/15/18-05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89%-2.00%, maturing 04/30/19-02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
BNP Paribas Securities Corp.	$44,000,000	$—	$44,000,000	$(44,000,000)	$—
ML Pierce Fenner & Smith, Inc	15,618,202	—	15,618,202	(15,618,202)	—
RBS Securities, Inc.	20,000,000	—	20,000,000	(20,000,000)	—
Total	$79,618,202	$—	$79,618,202	$(79,618,202)	$—

Amounts designated as “—” are zero.

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.205%
$1.5 billion up to $3 billion	0.185%
$3 billion and more	0.175%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.20%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.30% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $226,361 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $3,167.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.10% for Class I and Class II shares, respectively, for a total amount of $415,670.

Cross trades for the six months ended June 30, 2017 were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities purchases of $1,115,085. All trades were executed at market value and with no commissions.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

$100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $221,294,306 and sales of $177,147,717 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $0 of brokerage commissions.

28

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,254,197,155	$474,061,687	$(72,624,581)	$401,437,106

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

29

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Bond Index Fund

NVIT International Index Fund

NVIT Mid Cap Index Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to

30

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the Board materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Index Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund (before expenses and exclusive of securities lending revenue) other than NVIT S&P 500 Index Fund was equal to or exceeded that of its benchmark index. With respect to the NVIT S&P 500 Index Fund, the Trustees considered the Adviser’s statements that its performance was negatively impacted due to the effect of cash flows into and out of the Fund.

The Trustees also considered that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) was ranked within the first quintile of its Broadridge expense group. The Trustees determined that each Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

31

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

32

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

33

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

34

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

35

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

36

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

37

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

38

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

39

Semiannual Report

June 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund

SAR-SPX 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT S&P 500 Index Fund

Asset Allocation†

Common Stocks	96.4%
Short-Term Investment	0.8%
Repurchase Agreements	0.3%
Futures Contract††	0.0%
Other assets in excess of liabilities	2.5%
100.0%

Top Industries†††

Banks	6.4%
Oil, Gas & Consumable Fuels	5.1%
Pharmaceuticals	5.0%
Software	4.8%
Internet Software & Services	4.6%
Technology Hardware, Storage & Peripherals	4.1%
IT Services	3.8%
Semiconductors & Semiconductor Equipment	3.4%
Media	3.0%
Biotechnology	2.9%
Other Industries *	56.9%
100.0%

Top Holdings†††

Apple, Inc.	3.6%
Microsoft Corp.	2.5%
Amazon.com, Inc.	1.8%
Facebook, Inc., Class A	1.7%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.6%
JPMorgan Chase & Co.	1.5%
Berkshire Hathaway, Inc., Class B	1.5%
Alphabet, Inc., Class A	1.3%
Alphabet, Inc., Class C	1.3%
Other Holdings *	81.5%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT S&P 500 Index Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,092.40	1.25	0.24
	Hypothetical	(b)(c)	1,000.00	1,023.60	1.20	0.24
Class II Shares	Actual	(b)	1,000.00	1,090.70	2.54	0.49
	Hypothetical	(b)(c)	1,000.00	1,022.36	2.46	0.49
Class IV Shares	Actual	(b)	1,000.00	1,092.20	1.35	0.26
	Hypothetical	(b)(c)	1,000.00	1,023.51	1.30	0.26
Class Y Shares	Actual	(b)	1,000.00	1,092.20	0.83	0.16
	Hypothetical	(b)(c)	1,000.00	1,024.00	0.80	0.16

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 96.4%

	Shares	Market Value

Aerospace & Defense 2.3%
Arconic, Inc.	67,842	$1,536,621
Boeing Co. (The)	88,091	17,419,995
General Dynamics Corp.	44,655	8,846,156
L3 Technologies, Inc.	12,046	2,012,646
Lockheed Martin Corp.	39,115	10,858,715
Northrop Grumman Corp.	27,555	7,073,644
Raytheon Co.	45,974	7,423,882
Rockwell Collins, Inc.	25,418	2,670,923
Textron, Inc.	41,976	1,977,070
TransDigm Group, Inc. (a)	7,804	2,098,261
United Technologies Corp. (a)	117,504	14,348,413

		76,266,326

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc. (a)	22,173	1,522,842
Expeditors International of Washington, Inc.	28,188	1,592,058
FedEx Corp.	38,535	8,374,811
United Parcel Service, Inc., Class B	107,688	11,909,216

		23,398,927

Airlines 0.6%
Alaska Air Group, Inc. (a)	19,313	1,733,535
American Airlines Group, Inc.	78,569	3,953,592
Delta Air Lines, Inc.	114,422	6,149,038
Southwest Airlines Co.	94,891	5,896,527
United Continental Holdings, Inc.*	44,717	3,364,954

		21,097,646

Auto Components 0.2%
BorgWarner, Inc.	31,383	1,329,384
Delphi Automotive plc	42,533	3,728,017
Goodyear Tire & Rubber Co. (The)	39,538	1,382,249

		6,439,650

Automobiles 0.5%
Ford Motor Co.	608,278	6,806,631
General Motors Co.	213,765	7,466,812
Harley-Davidson, Inc. (a)	27,865	1,505,267

		15,778,710

Banks 6.3%
Bank of America Corp.	1,561,780	37,888,783
BB&T Corp.	126,946	5,764,618
Citigroup, Inc.	432,077	28,897,310
Citizens Financial Group, Inc.	79,511	2,836,952
Comerica, Inc.	27,960	2,047,790
Fifth Third Bancorp	117,069	3,039,111
Huntington Bancshares, Inc.	168,476	2,277,796
JPMorgan Chase & Co.	557,552	50,960,253
KeyCorp	172,015	3,223,561
M&T Bank Corp.	24,243	3,926,154
People’s United Financial, Inc. (a)	54,039	954,329

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
PNC Financial Services Group, Inc. (The)	76,071	$9,498,986
Regions Financial Corp.	188,091	2,753,652
SunTrust Banks, Inc.	77,075	4,371,694
US Bancorp	249,714	12,965,151
Wells Fargo & Co.	705,823	39,109,652
Zions Bancorp (a)	31,301	1,374,427

		211,890,219

Beverages 2.0%
Brown-Forman Corp., Class B	27,051	1,314,679
Coca-Cola Co. (The)	605,154	27,141,157
Constellation Brands, Inc., Class A	27,135	5,256,864
Dr Pepper Snapple Group, Inc.	29,001	2,642,281
Molson Coors Brewing Co., Class B (a)	29,110	2,513,357
Monster Beverage Corp.*	63,231	3,141,316
PepsiCo, Inc.	223,701	25,835,228

		67,844,882

Biotechnology 2.8%
AbbVie, Inc.	249,761	18,110,170
Alexion Pharmaceuticals, Inc.*	34,874	4,243,120
Amgen, Inc.	115,444	19,882,920
Biogen, Inc.*	33,523	9,096,801
Celgene Corp.*	122,537	15,913,880
Gilead Sciences, Inc.	204,668	14,486,401
Incyte Corp.* (a)	26,673	3,358,398
Regeneron Pharmaceuticals, Inc.*	11,924	5,856,353
Vertex Pharmaceuticals, Inc.*	38,619	4,976,831

		95,924,874

Building Products 0.3%
Allegion plc	14,876	1,206,741
Fortune Brands Home & Security, Inc.	23,815	1,553,691
Johnson Controls International plc	146,625	6,357,660
Masco Corp.	49,790	1,902,476

		11,020,568

Capital Markets 2.8%
Affiliated Managers Group, Inc.	8,898	1,475,822
Ameriprise Financial, Inc.	24,243	3,085,891
Bank of New York Mellon Corp. (The)	162,654	8,298,607
BlackRock, Inc.	19,021	8,034,661
CBOE Holdings, Inc.	14,259	1,303,273
Charles Schwab Corp. (The)	190,332	8,176,663
CME Group, Inc.	53,418	6,690,070
E*TRADE Financial Corp.*	42,665	1,622,550
Franklin Resources, Inc. (a)	53,247	2,384,933
Goldman Sachs Group, Inc. (The)	57,449	12,747,933
Intercontinental Exchange, Inc.	92,840	6,120,013
Invesco Ltd.	62,436	2,197,123
Moody’s Corp.	26,247	3,193,735
Morgan Stanley	225,184	10,034,199
Nasdaq, Inc.	17,758	1,269,519

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Northern Trust Corp.	33,319	$3,238,940
Raymond James Financial, Inc.	20,146	1,616,112
S&P Global, Inc.	40,535	5,917,705
State Street Corp.	56,300	5,051,799
T Rowe Price Group, Inc.	38,417	2,850,926

		95,310,474

Chemicals 2.0%
Air Products & Chemicals, Inc.	34,212	4,894,369
Albemarle Corp.	17,432	1,839,773
CF Industries Holdings, Inc. (a)	36,080	1,008,797
Dow Chemical Co. (The)	176,387	11,124,728
Eastman Chemical Co.	22,881	1,921,775
Ecolab, Inc.	41,448	5,502,222
EI du Pont de Nemours & Co.	135,403	10,928,376
FMC Corp.	20,580	1,503,369
International Flavors & Fragrances, Inc.	12,363	1,669,005
LyondellBasell Industries NV, Class A	51,891	4,379,081
Monsanto Co.	68,732	8,135,120
Mosaic Co. (The)	54,567	1,245,765
PPG Industries, Inc.	40,344	4,436,226
Praxair, Inc.	44,461	5,893,306
Sherwin-Williams Co. (The)	12,741	4,471,581

		68,953,493

Commercial Services & Supplies 0.3%
Cintas Corp.	13,558	1,708,850
Republic Services, Inc.	36,835	2,347,495
Stericycle, Inc.* (a)	13,155	1,003,990
Waste Management, Inc.	63,412	4,651,270

		9,711,605

Communications Equipment 0.9%
Cisco Systems, Inc.	783,689	24,529,466
F5 Networks, Inc.*	10,318	1,311,005
Harris Corp.	19,296	2,104,807
Juniper Networks, Inc.	59,667	1,663,516
Motorola Solutions, Inc.	25,981	2,253,592

		31,862,386

Construction & Engineering 0.1%
Fluor Corp.	21,504	984,453
Jacobs Engineering Group, Inc.	18,968	1,031,670
Quanta Services, Inc.*	24,658	811,741

		2,827,864

Construction Materials 0.1%
Martin Marietta Materials, Inc.	9,958	2,216,452
Vulcan Materials Co.	20,616	2,611,635

		4,828,087

Common Stocks (continued)

	Shares	Market Value

Consumer Finance 0.7%
American Express Co.	118,778	$10,005,859
Capital One Financial Corp.	75,417	6,230,953
Discover Financial Services	60,546	3,765,356
Navient Corp.	44,999	749,233
Synchrony Financial	120,632	3,597,246

		24,348,647

Containers & Packaging 0.3%
Avery Dennison Corp.	13,844	1,223,394
Ball Corp. (a)	55,750	2,353,208
International Paper Co.	64,899	3,673,932
Sealed Air Corp.	30,338	1,357,929
WestRock Co.	39,294	2,226,398

		10,834,861

Distributors 0.1%
Genuine Parts Co. (a)	23,144	2,146,838
LKQ Corp.*	47,378	1,561,105

		3,707,943

Diversified Consumer Services 0.0%†
H&R Block, Inc. (a)	31,206	964,577

Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B*	297,787	50,436,184
Leucadia National Corp.	49,211	1,287,360

		51,723,544

Diversified Telecommunication Services 2.1%
AT&T, Inc.	964,823	36,402,772
CenturyLink, Inc. (a)	86,127	2,056,713
Level 3 Communications, Inc.*	45,938	2,724,123
Verizon Communications, Inc.	640,187	28,590,751

		69,774,359

Electric Utilities 1.9%
Alliant Energy Corp.	35,276	1,417,037
American Electric Power Co., Inc.	76,671	5,326,334
Duke Energy Corp.	109,409	9,145,498
Edison International	51,347	4,014,822
Entergy Corp.	27,630	2,121,155
Eversource Energy	49,099	2,980,800
Exelon Corp.	143,784	5,186,289
FirstEnergy Corp.	67,632	1,972,149
NextEra Energy, Inc. (a)	73,528	10,303,479
PG&E Corp.	79,365	5,267,455
Pinnacle West Capital Corp.	17,963	1,529,729
PPL Corp.	107,373	4,151,040
Southern Co. (The)	154,995	7,421,161
Xcel Energy, Inc.	80,044	3,672,419

		64,509,367

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 0.5%
Acuity Brands, Inc. (a)	6,773	$1,376,815
AMETEK, Inc.	35,268	2,136,183
Eaton Corp. plc	70,146	5,459,463
Emerson Electric Co. (a)	100,304	5,980,125
Rockwell Automation, Inc.	20,344	3,294,914

		18,247,500

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	48,581	3,586,250
Corning, Inc.	145,468	4,371,313
FLIR Systems, Inc.	21,293	738,015
TE Connectivity Ltd.	55,589	4,373,743

		13,069,321

Energy Equipment & Services 0.9%
Baker Hughes, Inc.	66,672	3,634,291
Halliburton Co.	136,093	5,812,532
Helmerich & Payne, Inc. (a)	16,720	908,565
National Oilwell Varco, Inc.	58,171	1,916,153
Schlumberger Ltd.	218,721	14,400,590
TechnipFMC plc* (a)	73,414	1,996,861
Transocean Ltd.* (a)	59,107	486,450

		29,155,442

Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	14,292	1,721,757
American Tower Corp.	67,083	8,876,423
Apartment Investment & Management Co., Class A	24,224	1,040,905
AvalonBay Communities, Inc.	21,759	4,181,427
Boston Properties, Inc.	24,270	2,985,695
Crown Castle International Corp.	57,455	5,755,842
Digital Realty Trust, Inc.	25,452	2,874,803
Equinix, Inc.	12,171	5,223,306
Equity Residential	57,678	3,796,943
Essex Property Trust, Inc.	10,409	2,677,923
Extra Space Storage, Inc.	19,358	1,509,924
Federal Realty Investment Trust	11,543	1,458,920
GGP, Inc.	90,148	2,123,887
HCP, Inc.	72,915	2,330,363
Host Hotels & Resorts, Inc.	116,447	2,127,487
Iron Mountain, Inc.	38,178	1,311,796
Kimco Realty Corp.	65,459	1,201,173
Macerich Co. (The)	18,801	1,091,586
Mid-America Apartment Communities, Inc.	17,674	1,862,486
Prologis, Inc.	82,166	4,818,214
Public Storage	23,526	4,905,877
Realty Income Corp.	41,787	2,305,807
Regency Centers Corp.	22,805	1,428,505
Simon Property Group, Inc.	48,993	7,925,108
SL Green Realty Corp.	15,488	1,638,630
UDR, Inc.	41,350	1,611,410

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc.	55,825	$3,878,721
Vornado Realty Trust	26,773	2,513,985
Welltower, Inc.	56,738	4,246,839
Weyerhaeuser Co.	116,119	3,889,987

		93,315,729

Food & Staples Retailing 1.8%
Costco Wholesale Corp. (a)	68,765	10,997,587
CVS Health Corp. (a)	160,395	12,905,382
Kroger Co. (The) (a)	144,179	3,362,254
Sysco Corp.	77,874	3,919,399
Walgreens Boots Alliance, Inc.	133,585	10,461,041
Wal-Mart Stores, Inc.	231,806	17,543,078
Whole Foods Market, Inc.	50,248	2,115,943

		61,304,684

Food Products 1.3%
Archer-Daniels-Midland Co.	89,265	3,693,786
Campbell Soup Co.	30,294	1,579,832
Conagra Brands, Inc.	64,966	2,323,184
General Mills, Inc.	90,720	5,025,888
Hershey Co. (The)	21,883	2,349,578
Hormel Foods Corp. (a)	41,834	1,426,958
JM Smucker Co. (The)	18,155	2,148,281
Kellogg Co.	39,894	2,771,037
Kraft Heinz Co. (The)	93,614	8,017,103
McCormick & Co., Inc. (Non-Voting)	17,859	1,741,431
Mondelez International, Inc., Class A	238,858	10,316,277
Tyson Foods, Inc., Class A	45,025	2,819,916

		44,213,271

Health Care Equipment & Supplies 2.8%
Abbott Laboratories	272,321	13,237,524
Align Technology, Inc.*	11,850	1,778,922
Baxter International, Inc.	76,273	4,617,567
Becton Dickinson and Co. (a)	35,679	6,961,330
Boston Scientific Corp.*	214,584	5,948,268
Cooper Cos., Inc. (The)	7,592	1,817,677
CR Bard, Inc.	11,414	3,608,080
Danaher Corp.	95,611	8,068,612
Dentsply Sirona, Inc. (a)	35,325	2,290,473
Edwards Lifesciences Corp.*	33,218	3,927,696
Hologic, Inc.*	43,249	1,962,640
IDEXX Laboratories, Inc.*	14,009	2,261,333
Intuitive Surgical, Inc.*	5,768	5,395,214
Medtronic plc	214,149	19,005,724
Stryker Corp.	48,497	6,730,414
Varian Medical Systems, Inc.*	14,784	1,525,561
Zimmer Biomet Holdings, Inc.	31,711	4,071,692

		93,208,727

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services 2.7%
Aetna, Inc.	51,968	$7,890,302
AmerisourceBergen Corp.	26,133	2,470,353
Anthem, Inc.	41,426	7,793,473
Cardinal Health, Inc.	49,658	3,869,351
Centene Corp.*	26,306	2,101,323
Cigna Corp.	40,407	6,763,728
DaVita, Inc.* (a)	24,181	1,565,962
Envision Healthcare Corp.*	18,266	1,144,730
Express Scripts Holding Co.*	93,144	5,946,313
HCA Healthcare, Inc.*	45,247	3,945,538
Henry Schein, Inc.*	12,312	2,253,342
Humana, Inc.	22,648	5,449,562
Laboratory Corp. of America Holdings*	16,188	2,495,218
McKesson Corp.	33,129	5,451,046
Patterson Cos., Inc. (a)	12,929	607,017
Quest Diagnostics, Inc.	21,658	2,407,503
UnitedHealth Group, Inc.	151,230	28,041,067
Universal Health Services, Inc., Class B	13,991	1,708,021

		91,903,849

Health Care Technology 0.1%
Cerner Corp.* (a)	45,686	3,036,748

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	65,294	4,281,328
Chipotle Mexican Grill, Inc.*	4,536	1,887,430
Darden Restaurants, Inc.	19,663	1,778,322
Hilton Worldwide Holdings, Inc.	32,156	1,988,849
Marriott International, Inc., Class A (a)	49,097	4,924,920
McDonald’s Corp.	128,247	19,642,310
Royal Caribbean Cruises Ltd.	26,250	2,867,287
Starbucks Corp.	227,254	13,251,181
Wyndham Worldwide Corp.	16,367	1,643,410
Wynn Resorts Ltd.	12,601	1,690,046
Yum Brands, Inc.	52,626	3,881,694

		57,836,777

Household Durables 0.5%
DR Horton, Inc.	52,803	1,825,400
Garmin Ltd.	18,208	929,154
Leggett & Platt, Inc.	21,005	1,103,393
Lennar Corp., Class A	31,480	1,678,513
Mohawk Industries, Inc.* (a)	9,846	2,379,680
Newell Brands, Inc.	75,147	4,029,382
PulteGroup, Inc.	44,966	1,103,016
Whirlpool Corp.	11,757	2,252,876

		15,301,414

Household Products 1.7%
Church & Dwight Co., Inc.	40,162	2,083,604
Clorox Co. (The)	20,038	2,669,863
Colgate-Palmolive Co.	138,062	10,234,536

Common Stocks (continued)

	Shares	Market Value

Household Products (continued)
Kimberly-Clark Corp.	55,865	$7,212,730
Procter & Gamble Co. (The)	400,684	34,919,611

		57,120,344

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	102,122	1,134,575
NRG Energy, Inc.	48,743	839,355

		1,973,930

Industrial Conglomerates 2.2%
3M Co.	93,538	19,473,676
General Electric Co.	1,366,141	36,899,468
Honeywell International, Inc.	119,512	15,929,755
Roper Technologies, Inc.	15,955	3,694,061

		75,996,960

Insurance 2.7%
Aflac, Inc.	62,926	4,888,092
Allstate Corp. (The)	57,880	5,118,907
American International Group, Inc.	137,782	8,614,131
Aon plc	41,392	5,503,066
Arthur J Gallagher & Co.	28,512	1,632,312
Assurant, Inc.	8,739	906,147
Chubb Ltd.	73,275	10,652,720
Cincinnati Financial Corp.	23,349	1,691,635
Everest Re Group Ltd.	6,445	1,640,833
Hartford Financial Services Group, Inc. (The)	58,621	3,081,706
Lincoln National Corp.	35,362	2,389,764
Loews Corp.	43,095	2,017,277
Marsh & McLennan Cos., Inc.	80,682	6,289,969
MetLife, Inc.	170,044	9,342,217
Principal Financial Group, Inc.	41,982	2,689,787
Progressive Corp. (The)	90,450	3,987,940
Prudential Financial, Inc.	67,514	7,300,964
Torchmark Corp.	17,457	1,335,460
Travelers Cos., Inc. (The)	44,091	5,578,834
Unum Group	35,659	1,662,779
Willis Towers Watson plc	20,213	2,940,183
XL Group Ltd.	41,108	1,800,530

		91,065,253

Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.*	62,258	60,265,744
Expedia, Inc.	18,781	2,797,430
Netflix, Inc.* (a)	67,443	10,076,658
Priceline Group, Inc. (The)*	7,704	14,410,486
TripAdvisor, Inc.*	17,634	673,619

		88,223,937

Internet Software & Services 4.4%
Akamai Technologies, Inc.* (a)	27,360	1,362,802
Alphabet, Inc., Class A*	46,708	43,423,493

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
Alphabet, Inc., Class C*	46,827	$42,553,100
eBay, Inc.*	158,687	5,541,350
Facebook, Inc., Class A*	370,948	56,005,729
VeriSign, Inc.* (a)	13,737	1,276,991

		150,163,465

IT Services 3.7%
Accenture plc, Class A	97,711	12,084,896
Alliance Data Systems Corp. (a)	8,714	2,236,797
Automatic Data Processing, Inc. (a)	70,197	7,192,385
Cognizant Technology Solutions Corp., Class A	92,433	6,137,551
CSRA, Inc.	22,693	720,503
DXC Technology Co.	44,444	3,409,744
Fidelity National Information Services, Inc.	51,831	4,426,367
Fiserv, Inc.*	33,803	4,135,459
Gartner, Inc.*	14,094	1,740,750
Global Payments, Inc.	23,852	2,154,313
International Business Machines Corp.	134,169	20,639,217
Mastercard, Inc., Class A	147,684	17,936,222
Paychex, Inc.	49,726	2,831,398
PayPal Holdings, Inc.*	176,344	9,464,383
Total System Services, Inc.	26,085	1,519,451
Visa, Inc., Class A (a)	289,737	27,171,536
Western Union Co. (The)	76,020	1,448,181

		125,249,153

Leisure Products 0.1%
Hasbro, Inc.	17,386	1,938,713
Mattel, Inc.	52,631	1,133,145

		3,071,858

Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	50,737	3,009,211
Illumina, Inc.*	22,755	3,948,448
Mettler-Toledo International, Inc.*	4,153	2,444,207
PerkinElmer, Inc.	16,995	1,158,039
Thermo Fisher Scientific, Inc.	61,339	10,701,815
Waters Corp.*	12,578	2,312,340

		23,574,060

Machinery 1.5%
Caterpillar, Inc.	92,458	9,935,537
Cummins, Inc.	24,180	3,922,480
Deere & Co.	46,103	5,697,870
Dover Corp.	24,824	1,991,381
Flowserve Corp.	20,134	934,822
Fortive Corp.	46,861	2,968,644
Illinois Tool Works, Inc.	49,272	7,058,214
Ingersoll-Rand plc	41,027	3,749,457
PACCAR, Inc.	54,388	3,591,783
Parker-Hannifin Corp.	20,913	3,342,316
Pentair plc	25,972	1,728,177

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Snap-on, Inc.	8,993	$1,420,894
Stanley Black & Decker, Inc.	24,082	3,389,060
Xylem, Inc.	27,629	1,531,475

		51,262,110

Media 2.9%
CBS Corp. (Non-Voting), Class B	58,109	3,706,192
Charter Communications, Inc., Class A* (a)	33,773	11,376,435
Comcast Corp., Class A	742,106	28,882,766
Discovery Communications, Inc., Class A*	22,585	583,370
Discovery Communications, Inc., Class C*	34,951	881,115
DISH Network Corp., Class A*	35,391	2,221,139
Interpublic Group of Cos., Inc. (The)	62,247	1,531,276
News Corp., Class A	58,819	805,820
News Corp., Class B	18,669	264,167
Omnicom Group, Inc.	37,087	3,074,512
Scripps Networks Interactive, Inc., Class A (a)	14,685	1,003,132
Time Warner, Inc.	121,301	12,179,833
Twenty-First Century Fox, Inc., Class A	165,819	4,699,311
Twenty-First Century Fox, Inc., Class B	75,906	2,115,500
Viacom, Inc., Class B	53,629	1,800,326
Walt Disney Co. (The)	228,061	24,231,481

		99,356,375

Metals & Mining 0.2%
Freeport-McMoRan, Inc.*	207,665	2,494,057
Newmont Mining Corp.	82,681	2,678,037
Nucor Corp.	50,263	2,908,720

		8,080,814

Multiline Retail 0.4%
Dollar General Corp.	39,516	2,848,709
Dollar Tree, Inc.*	36,735	2,568,511
Kohl’s Corp.	27,987	1,082,257
Macy’s, Inc.	48,032	1,116,264
Nordstrom, Inc. (a)	18,121	866,727
Target Corp.	86,661	4,531,504

		13,013,972

Multi-Utilities 1.0%
Ameren Corp.	38,739	2,117,861
CenterPoint Energy, Inc.	66,603	1,823,590
CMS Energy Corp.	44,359	2,051,604
Consolidated Edison, Inc. (a)	48,120	3,889,059
Dominion Energy, Inc.	98,418	7,541,772
DTE Energy Co.	28,437	3,008,350
NiSource, Inc.	49,378	1,252,226
Public Service Enterprise Group, Inc.	79,826	3,433,316
SCANA Corp.	22,123	1,482,462
Sempra Energy	39,500	4,453,625
WEC Energy Group, Inc.	49,940	3,065,317

		34,119,182

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 5.0%
Anadarko Petroleum Corp.	87,256	$3,956,187
Apache Corp.	59,139	2,834,532
Cabot Oil & Gas Corp.	75,384	1,890,631
Chesapeake Energy Corp.* (a)	118,425	588,572
Chevron Corp. (a)	296,842	30,969,526
Cimarex Energy Co.	15,205	1,429,422
Concho Resources, Inc.*	23,255	2,826,180
ConocoPhillips (a)	193,005	8,484,500
Devon Energy Corp.	81,441	2,603,669
EOG Resources, Inc.	90,693	8,209,530
EQT Corp. (a)	26,840	1,572,556
Exxon Mobil Corp.	664,966	53,682,705
Hess Corp.	41,956	1,840,610
Kinder Morgan, Inc.	299,255	5,733,726
Marathon Oil Corp.	130,588	1,547,468
Marathon Petroleum Corp.	81,407	4,260,028
Murphy Oil Corp.	25,032	641,570
Newfield Exploration Co.*	30,670	872,868
Noble Energy, Inc.	71,434	2,021,582
Occidental Petroleum Corp.	119,067	7,128,541
ONEOK, Inc. (a)	59,583	3,107,849
Phillips 66	69,240	5,725,456
Pioneer Natural Resources Co.	26,792	4,275,467
Range Resources Corp.	29,293	678,719
Tesoro Corp.	23,670	2,215,512
Valero Energy Corp.	70,501	4,755,998
Williams Cos., Inc. (The)	129,687	3,926,922

		167,780,326

Personal Products 0.1%
Coty, Inc., Class A (a)	73,430	1,377,547
Estee Lauder Cos., Inc. (The), Class A	35,133	3,372,065

		4,749,612

Pharmaceuticals 4.9%
Allergan plc	52,709	12,813,031
Bristol-Myers Squibb Co.	258,537	14,405,682
Eli Lilly & Co.	152,336	12,537,253
Johnson & Johnson	422,751	55,925,730
Mallinckrodt plc*	16,782	752,001
Merck & Co., Inc.	429,966	27,556,521
Mylan NV*	71,686	2,782,850
Perrigo Co. plc	22,334	1,686,664
Pfizer, Inc.	936,551	31,458,748
Zoetis, Inc.	77,127	4,811,182

		164,729,662

Professional Services 0.3%
Equifax, Inc.	18,598	2,555,737
IHS Markit Ltd.*	49,683	2,188,039
Nielsen Holdings plc	52,356	2,024,083
Robert Half International, Inc.	20,302	973,075

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
Verisk Analytics, Inc.*	24,499	$2,066,981

		9,807,915

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	46,551	1,694,456

Road & Rail 0.9%
CSX Corp.	145,039	7,913,328
JB Hunt Transport Services, Inc.	13,791	1,260,221
Kansas City Southern	16,795	1,757,597
Norfolk Southern Corp.	45,749	5,567,653
Union Pacific Corp.	126,714	13,800,422

		30,299,221

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.* (a)	120,135	1,499,285
Analog Devices, Inc.	57,596	4,480,969
Applied Materials, Inc.	169,296	6,993,618
Broadcom Ltd.	62,775	14,629,714
Intel Corp.	739,862	24,962,944
KLA-Tencor Corp.	24,096	2,205,025
Lam Research Corp.	25,494	3,605,616
Microchip Technology, Inc.	33,569	2,590,855
Micron Technology, Inc.* (a)	163,077	4,869,479
NVIDIA Corp.	93,375	13,498,290
Qorvo, Inc.*	19,985	1,265,450
QUALCOMM, Inc.	230,889	12,749,691
Skyworks Solutions, Inc.	28,580	2,742,251
Texas Instruments, Inc.	156,443	12,035,160
Xilinx, Inc. (a)	38,389	2,469,180

		110,597,527

Software 4.7%
Activision Blizzard, Inc.	108,279	6,233,622
Adobe Systems, Inc.*	77,649	10,982,675
ANSYS, Inc.*	13,417	1,632,581
Autodesk, Inc.*	30,431	3,068,053
CA, Inc.	48,974	1,688,134
Citrix Systems, Inc.*	24,269	1,931,327
Electronic Arts, Inc.*	48,439	5,120,971
Intuit, Inc.	38,185	5,071,350
Microsoft Corp.	1,211,048	83,477,539
Oracle Corp.	471,382	23,635,093
Red Hat, Inc.*	27,498	2,632,934
salesforce.com, Inc.*	104,934	9,087,284
Symantec Corp.	95,909	2,709,429
Synopsys, Inc.*	23,639	1,723,992

		158,994,984

Specialty Retail 2.2%
Advance Auto Parts, Inc. (a)	11,764	1,371,565
AutoNation, Inc.* (a)	10,342	436,019
AutoZone, Inc.*	4,466	2,547,674

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Bed Bath & Beyond, Inc.	24,058	$731,363
Best Buy Co., Inc. (a)	42,165	2,417,319
CarMax, Inc.* (a)	29,227	1,843,055
Foot Locker, Inc.	21,247	1,047,052
Gap, Inc. (The)	35,028	770,266
Home Depot, Inc. (The)	187,622	28,781,215
L Brands, Inc.	37,437	2,017,480
Lowe’s Cos., Inc.	135,484	10,504,075
O’Reilly Automotive, Inc.* (a)	14,398	3,149,418
Ross Stores, Inc.	61,811	3,568,349
Signet Jewelers Ltd. (a)	10,639	672,810
Staples, Inc.	99,958	1,006,577
Tiffany & Co.	16,741	1,571,478
TJX Cos., Inc. (The)	100,951	7,285,634
Tractor Supply Co.	20,702	1,122,255
Ulta Beauty, Inc.*	9,362	2,690,077

		73,533,681

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	818,223	117,840,477
Hewlett Packard Enterprise Co.	261,141	4,332,329
HP, Inc.	267,273	4,671,932
NetApp, Inc.	41,893	1,677,815
Seagate Technology plc (a)	45,884	1,778,005
Western Digital Corp. (a)	45,169	4,001,973
Xerox Corp.	33,162	952,744

		135,255,275

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	42,985	2,034,910
Hanesbrands, Inc. (a)	58,886	1,363,800
Michael Kors Holdings Ltd.*	24,632	892,910
NIKE, Inc., Class B	207,424	12,238,016
PVH Corp.	12,685	1,452,433
Ralph Lauren Corp.	8,999	664,126
Under Armour, Inc., Class A* (a)	28,118	611,847
Under Armour, Inc., Class C* (a)	28,317	570,871
VF Corp. (a)	51,688	2,977,229

		22,806,142

Tobacco 1.8%
Altria Group, Inc.	303,139	22,574,761
Philip Morris International, Inc.	243,739	28,627,146
Reynolds American, Inc.	130,069	8,459,688

		59,661,595

Trading Companies & Distributors 0.1%
Fastenal Co.	44,661	1,944,094
United Rentals, Inc.*	13,427	1,513,357
WW Grainger, Inc. (a)	8,661	1,563,570

		5,021,021

Common Stocks (continued)

	Shares	Market Value

Water Utilities 0.1%
American Water Works Co., Inc.	28,395	$2,213,390

Total Common Stocks (cost $1,795,493,701)		3,259,028,691

Short-Term Investment 0.8%

	Principal Amount

Money Market Fund 0.8%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.18%, (b)	$26,878,196	26,888,947

Total Short-Term Investment (cost $26,888,947)		26,888,947

Repurchase Agreements 0.3%
BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $4,000,367, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value $4,080,000. (c)(d)	4,000,000	4,000,000
ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $6,630,537, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $6,762,528. (c)(d)	6,629,930	6,629,930
RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $1,000,206, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 02/15/25; total market value $1,020,029. (c)(d)	1,000,000	1,000,000

Total Repurchase Agreements (cost $11,629,930)		11,629,930

Total Investments (cost $1,834,012,578) (e) — 97.5%		3,297,547,568
Other assets in excess of liabilities — 2.5%		86,201,164

NET ASSETS — 100.0%		$3,383,748,732

13

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $158,706,864, which was collateralized by cash used to purchase repurchase agreements with a total value of $11,629,930 and by $150,759,081 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%—8.13%, and maturity dates ranging from 07/13/17—02/15/47, a total value of $162,389,011.

(b)	Represents 7-day effective yield as of June 30, 2017.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $11,629,930.
(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
1,020	S&P 500 E-Mini	09/15/17	$123,465,900	$(464,784)

At June 30, 2017, the Fund has $4,626,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund
Assets:
Investments, at value* (cost $1,822,382,648)	$3,285,917,638
Repurchase agreements, at value (cost $11,629,930)	11,629,930

Total Investments, at value (total cost $1,834,012,578)	3,297,547,568

Cash	89,695,246
Deposits with broker for futures contracts	4,626,000
Interest and dividends receivable	3,337,385
Security lending income receivable	15,703
Receivable for investments sold	1,304,754
Receivable for capital shares issued	947,792
Receivable for variation margin on futures contracts	48,380
Prepaid expenses	18,147

Total Assets	3,397,540,975

Liabilities:
Payable for investments purchased	1,348,828
Payable for capital shares redeemed	144,250
Payable upon return of securities loaned (Note 2)	11,629,930
Accrued expenses and other payables:
Investment advisory fees	314,667
Fund administration fees	72,543
Distribution fees	110,444
Administrative servicing fees	55,953
Accounting and transfer agent fees	1,391
Custodian fees	14,290
Compliance program costs (Note 3)	3,195
Professional fees	15,025
Printing fees	13,034
Other	68,693

Total Liabilities	13,792,243

Net Assets	$3,383,748,732

Represented by:
Capital	$1,834,911,554
Accumulated undistributed net investment income	33,272,561
Accumulated net realized gains from investments and futures transactions	52,494,411
Net unrealized appreciation/(depreciation) from investments	1,463,534,990
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(464,784)

Net Assets	$3,383,748,732

15

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund
Net Assets:
Class I Shares	$150,828,225
Class II Shares	539,866,122
Class IV Shares	175,136,441
Class Y Shares	2,517,917,944

Total	$3,383,748,732

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	9,176,973
Class II Shares	33,024,738
Class IV Shares	10,639,379
Class Y Shares	152,968,470

Total	205,809,560

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$16.44
Class II Shares	$16.35
Class IV Shares	$16.46
Class Y Shares	$16.46

*	Includes value of securities on loan of $158,706,864 (Note 2).

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$32,617,656
Interest income	324,995
Income from securities lending (Note 2)	64,728

Total Income	33,007,379

EXPENSES:
Investment advisory fees	1,843,555
Fund administration fees	448,719
Distribution fees Class II Shares	614,887
Administrative servicing fees Class I Shares	99,827
Administrative servicing fees Class II Shares	368,934
Administrative servicing fees Class IV Shares	85,825
Professional fees	63,812
Printing fees	11,375
Trustee fees	50,049
Custodian fees	54,505
Accounting and transfer agent fees	2,561
Compliance program costs (Note 3)	6,650
Other	179,495

Total expenses before fees waived	3,830,194

Administrative servicing fees waived - Class I (Note 3)	(46,586)
Administrative servicing fees waived - Class II (Note 3)	(172,168)

Net Expenses	3,611,440

NET INVESTMENT INCOME	29,395,939

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	15,845,231
Net realized gains from futures transactions (Note 2)	9,887,542

Net realized gains from investments and futures transactions	25,732,773

Net change in unrealized appreciation/(depreciation) from investments	232,231,357
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(629,980)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	231,601,377

Net realized/unrealized gains from investments and futures transactions	257,334,150

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$286,730,089

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$29,395,939	$58,672,231
Net realized gains from investments and futures transactions	25,732,773	92,895,706
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	231,601,377	184,569,732

Change in net assets resulting from operations	286,730,089	336,137,669

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,960,239)
Class II	–	(6,817,978)
Class IV	–	(2,952,359)
Class Y	–	(45,093,790)
Net realized gains:
Class I	–	(1,291,322)
Class II	–	(6,923,821)
Class IV	–	(2,992,233)
Class Y	–	(42,832,100)

Change in net assets from shareholder distributions	–	(110,863,842)

Change in net assets from capital transactions	(26,183,446)	(105,912,981)

Change in net assets	260,546,643	119,360,846

Net Assets:
Beginning of period	3,123,202,089	3,003,841,243

End of period	$3,383,748,732	$3,123,202,089

Accumulated undistributed net investment income at end of period	$33,272,561	$3,876,622

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$34,245,241	$106,628,262
Dividends reinvested	–	3,251,561
Cost of shares redeemed	(7,751,063)	(50,621,939)

Total Class I Shares	26,494,178	59,257,884

Class II Shares
Proceeds from shares issued	67,482,163	120,124,912
Dividends reinvested	–	13,741,799
Cost of shares redeemed	(7,764,638)	(22,563,896)

Total Class II Shares	59,717,525	111,302,815

Class IV Shares
Proceeds from shares issued	1,773,476	3,769,821
Dividends reinvested	–	5,944,592
Cost of shares redeemed	(8,749,701)	(19,326,703)

Total Class IV Shares	(6,976,225)	(9,612,290)

Class Y Shares
Proceeds from shares issued	68,573,947	87,068,612
Dividends reinvested	–	87,925,890
Cost of shares redeemed	(173,992,871)	(441,855,892)

Total Class Y Shares	(105,418,924)	(266,861,390)

Change in net assets from capital transactions	$(26,183,446)	$(105,912,981)

18

Statements of Changes in Net Assets (Continued)

	NVIT S&P 500 Index Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	2,148,236	7,548,853
Reinvested	–	217,850
Redeemed	(482,588)	(3,730,153)

Total Class I Shares	1,665,648	4,036,550

Class II Shares
Issued	4,260,039	8,386,349
Reinvested	–	930,552
Redeemed	(491,657)	(1,637,858)

Total Class II Shares	3,768,382	7,679,043

Class IV Shares
Issued	111,274	261,779
Reinvested	–	400,073
Redeemed	(548,680)	(1,339,652)

Total Class IV Shares	(437,406)	(677,800)

Class Y Shares
Issued	4,273,522	6,206,418
Reinvested	–	5,912,183
Redeemed	(10,912,880)	(30,555,060)

Total Class Y Shares	(6,639,358)	(18,436,459)

Total change in shares	(1,642,734)	(7,398,666)

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT S&P 500 Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$15.05	0.14	1.25	1.39	–	–	–	$16.44	9.24%	$150,828,225	0.24%	1.78%	0.31%	1.71%
Year Ended December 31, 2016	$13.98	0.28	1.34	1.62	(0.28)	(0.27)	(0.55)	$15.05	11.66%	$113,040,951	0.25%	1.94%	0.32%	3.70%
Year Ended December 31, 2015	$14.31	0.29	(0.14)	0.15	(0.27)	(0.21)	(0.48)	$13.98	1.16%	$48,560,784	0.25%	2.04%	0.32%	4.27%
Year Ended December 31, 2014	$12.86	0.24	1.47	1.71	(0.26)	–	(0.26)	$14.31	13.36%	$10,130,621	0.25%	1.79%	0.32%	3.49%
Period Ended December 31, 2013 (g)	$11.07	0.16	1.86	2.02	(0.23)	–	(0.23)	$12.86	18.36%	$3,593,403	0.24%	1.92%	0.31%	4.05%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$14.99	0.12	1.24	1.36	–	–	–	$16.35	9.07%	$539,866,122	0.49%	1.54%	0.56%	1.71%
Year Ended December 31, 2016	$13.93	0.24	1.33	1.57	(0.24)	(0.27)	(0.51)	$14.99	11.40%	$438,477,876	0.50%	1.69%	0.57%	3.70%
Year Ended December 31, 2015	$14.26	0.25	(0.13)	0.12	(0.24)	(0.21)	(0.45)	$13.93	0.94%	$300,494,037	0.50%	1.73%	0.57%	4.27%
Year Ended December 31, 2014	$12.83	0.21	1.46	1.67	(0.24)	–	(0.24)	$14.26	13.08%	$176,013,159	0.50%	1.54%	0.57%	3.49%
Period Ended December 31, 2013 (g)	$11.07	0.13	1.85	1.98	(0.22)	–	(0.22)	$12.83	18.02%	$45,600,154	0.49%	1.61%	0.55%	4.05%

Class IV Shares
Six Months Ended June 30, 2017 (Unaudited)	$15.07	0.14	1.25	1.39	–	–	–	$16.46	9.22%	$175,136,441	0.26%	1.76%	0.26%	1.71%
Year Ended December 31, 2016	$14.00	0.28	1.33	1.61	(0.27)	(0.27)	(0.54)	$15.07	11.59%	$166,977,207	0.27%	1.92%	0.27%	3.70%
Year Ended December 31, 2015	$14.32	0.28	(0.13)	0.15	(0.26)	(0.21)	(0.47)	$14.00	1.17%	$164,510,877	0.26%	1.92%	0.26%	4.27%
Year Ended December 31, 2014	$12.87	0.24	1.46	1.70	(0.25)	–	(0.25)	$14.32	13.29%	$177,018,522	0.27%	1.75%	0.27%	3.49%
Year Ended December 31, 2013	$9.92	0.21	2.96	3.17	(0.22)	–	(0.22)	$12.87	32.07%	$169,861,215	0.27%	1.83%	0.27%	4.05%
Year Ended December 31, 2012	$8.74	0.20	1.17	1.37	(0.19)	–	(0.19)	$9.92	15.73%	$143,501,136	0.28%	2.02%	0.28%	3.69%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$15.07	0.15	1.24	1.39	–	–	–	$16.46	9.22%	$2,517,917,944	0.16%	1.86%	0.16%	1.71%
Year Ended December 31, 2016	$13.99	0.29	1.34	1.63	(0.28)	(0.27)	(0.55)	$15.07	11.78%	$2,404,706,055	0.17%	2.02%	0.17%	3.70%
Year Ended December 31, 2015	$14.31	0.29	(0.12)	0.17	(0.28)	(0.21)	(0.49)	$13.99	1.28%	$2,490,275,545	0.17%	2.01%	0.17%	4.27%
Year Ended December 31, 2014	$12.86	0.25	1.47	1.72	(0.27)	–	(0.27)	$14.31	13.41%	$2,611,190,861	0.17%	1.85%	0.17%	3.49%
Year Ended December 31, 2013	$9.91	0.22	2.96	3.18	(0.23)	–	(0.23)	$12.86	32.23%	$2,854,049,003	0.17%	1.93%	0.17%	4.05%
Year Ended December 31, 2012	$8.74	0.21	1.16	1.37	(0.20)	–	(0.20)	$9.91	15.74%	$2,380,686,407	0.18%	2.13%	0.18%	3.69%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of May 1, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT S&P 500 Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds and NVIT Flexible Moderate Growth Fund.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity Securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,259,028,691	$—	$—	$3,259,028,691
Repurchase Agreements	—	11,629,930	—	11,629,930
Short-Term Investment	26,888,947	—	—	26,888,947
Total Assets	$3,285,917,638	$11,629,930	$—	$3,297,547,568

Liabilities:
Futures Contracts	$(464,784)	$—	$—	$(464,784)
Total Liabilities	$(464,784)	$—	$—	$(464,784)
Total	$3,285,452,854	$11,629,930	$—	$3,297,082,784

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive f rom or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts (a)
Equity risk	Unrealized depreciation from futures contracts	$(464,784)
Total		$(464,784)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$9,887,542
Total	$9,887,542

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(629,980)
Total	$(629,980)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$108,941,341

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $11,629,930, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% – 3.63%, maturing 02/15/18 – 05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% – 4.50%, maturing 07/01/41 – 06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89% – 2.00%, maturing 04/30/19 – 02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
BNP Paribas Securities Corp.	$4,000,000	$—	$4,000,000	$(4,000,000)	$—
ML Pierce Fenner & Smith, Inc.	6,629,930	—	6,629,930	(6,629,930)	—
RBS Securities, Inc.	1,000,000	—	1,000,000	(1,000,000)	—
Total	$11,629,930	$—	$11,629,930	$(11,629,930)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.125%
$1.5 billion up to $3 billion	0.105%
$3 billion and more	0.095%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.11%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.21% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

28

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

During the six months ended June 30, 2017, NFM earned $448,719 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $6,650.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund. The Trust and NFS have entered into a written contract waiving 0.07% of these fees for Class I and Class II shares of the Fund until April 30, 2018.

For the six months ended June 30, 2017, the effective rate for administrative services fees before contractual fee waivers was 0.15% and 0.15% for Class I and Class II shares, respectively, and after contractual fee waivers was 0.08% and 0.08%, respectively. For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.10% for Class IV shares.

For the six months ended June 30, 2017, the Fund’s total administrative services fees were $554,586. During the six months ended June 30, 2017, the waiver of such administrative services fees by NFS amounted to $218,754 for which NFS shall not be entitled to reimbursement by the Fund for any amount waived.

Cross trades for the six months ended June 30, 2017 were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities purchases of $4,428,311 and securities sales of $1,341,625 which resulted in net realized losses of $(948,763). All trades were executed at market value and with no commissions.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear

29

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $55,110,497 and sales of $53,997,429 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

30

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,887,531,975	$1,473,919,660	$(63,904,067)	$1,410,015,593

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Bond Index Fund

NVIT International Index Fund

NVIT Mid Cap Index Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to

32

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the Board materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Index Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund (before expenses and exclusive of securities lending revenue) other than NVIT S&P 500 Index Fund was equal to or exceeded that of its benchmark index. With respect to the NVIT S&P 500 Index Fund, the Trustees considered the Adviser’s statements that its performance was negatively impacted due to the effect of cash flows into and out of the Fund.

The Trustees also considered that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) was ranked within the first quintile of its Broadridge expense group. The Trustees determined that each Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

33

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

34

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

35

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

36

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

37

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

38

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

39

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

40

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

41

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

SAR-SCX 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Small Cap Index Fund

Asset Allocation†

Common Stocks	97.5%
Repurchase Agreements	10.5%
Rights††	0.0%
Futures Contract††	0.0%
Liabilities in excess of other assets†††	(8.0)%
100.0%

Top Industries††††

Banks	9.4%
Equity Real Estate Investment Trusts (REITs)	6.3%
Biotechnology	4.9%
Health Care Equipment & Supplies	3.4%
Software	3.3%
Machinery	3.2%
Hotels, Restaurants & Leisure	3.0%
Semiconductors & Semiconductor Equipment	2.8%
Internet Software & Services	2.6%
Electronic Equipment, Instruments & Components	2.6%
Other Industries*	58.5%
100.0%

Top Holdings††††

Kite Pharma, Inc.	0.2%
Bluebird Bio, Inc.	0.2%
Gramercy Property Trust	0.2%
Catalent, Inc.	0.2%
Medidata Solutions, Inc.	0.2%
PAREXEL International Corp.	0.2%
HealthSouth Corp.	0.2%
Fair Isaac Corp.	0.2%
IDACORP, Inc.	0.2%
WGL Holdings, Inc.	0.2%
Other Holdings*	98.0%
100.0%
†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Small Cap Index Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class II Shares	Actual	(b)	1,000.00	1,047.40	3.05	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.82	3.01	0.60
Class Y Shares	Actual	(b)	1,000.00	1,049.60	1.37	0.27
	Hypothetical	(b)(c)	1,000.00	1,023.46	1.35	0.27

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 97.5%

	Shares	Market Value

Aerospace & Defense 1.3%
AAR Corp.	8,661	$301,056
Aerojet Rocketdyne Holdings, Inc.*	18,673	388,398
Aerovironment, Inc.*	5,686	217,205
Astronics Corp.*	5,780	176,117
Axon Enterprise, Inc.* (a)	14,401	362,041
Cubic Corp.	6,773	313,590
Curtiss-Wright Corp.	11,950	1,096,771
DigitalGlobe, Inc.*	16,703	556,210
Ducommun, Inc.*	2,785	87,950
Engility Holdings, Inc.*	5,128	145,635
Esterline Technologies Corp.*	7,065	669,762
KeyW Holding Corp. (The)* (a)	11,916	111,415
KLX, Inc.*	13,961	698,050
Kratos Defense & Security Solutions, Inc.*	19,280	228,854
Mercury Systems, Inc.*	12,570	529,071
Moog, Inc., Class A*	8,624	618,513
National Presto Industries, Inc.	1,409	155,695
Sparton Corp.*	2,826	62,144
Triumph Group, Inc. (a)	13,197	417,025
Vectrus, Inc.*	2,935	94,859

		7,230,361

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	13,950	303,831
Atlas Air Worldwide Holdings, Inc.*	6,264	326,668
Echo Global Logistics, Inc.*	8,039	159,976
Forward Air Corp.	7,973	424,801
Hub Group, Inc., Class A*	8,989	344,728
Park-Ohio Holdings Corp.	2,368	90,221
Radiant Logistics, Inc.*	10,044	54,037

		1,704,262

Airlines 0.3%
Allegiant Travel Co.	3,545	480,702
Hawaiian Holdings, Inc.*	14,176	665,563
SkyWest, Inc.	13,473	472,903

		1,619,168

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	22,714	354,338
Cooper Tire & Rubber Co. (a)	14,365	518,576
Cooper-Standard Holdings, Inc.*	4,732	477,317
Dana, Inc.	39,291	877,368
Dorman Products, Inc.*	7,368	609,849
Fox Factory Holding Corp.*	9,420	335,352
Gentherm, Inc.*	9,768	378,998
Horizon Global Corp.*	6,482	93,082
LCI Industries	6,543	670,003
Modine Manufacturing Co.*	12,816	212,105
Motorcar Parts of America, Inc.*	5,104	144,137
Shiloh Industries, Inc.*	2,267	26,615
Standard Motor Products, Inc.	5,763	300,944

Common Stocks (continued)

	Shares	Market Value

Auto Components (continued)
Stoneridge, Inc.*	7,611	$117,286
Superior Industries International, Inc.	6,985	143,542
Tenneco, Inc.	14,393	832,347
Tower International, Inc.	5,577	125,204

		6,217,063

Automobiles 0.1%
Winnebago Industries, Inc.	8,533	298,655

Banks 10.2%
1st Source Corp.	4,302	206,238
Access National Corp.	3,866	102,526
ACNB Corp.	1,607	49,013
Allegiance Bancshares, Inc.*	3,022	115,743
American National Bankshares, Inc.	2,274	84,024
Ameris Bancorp	9,857	475,107
Ames National Corp.	2,444	74,786
Arrow Financial Corp.	3,011	95,298
Atlantic Capital Bancshares, Inc.*	5,613	106,647
Banc of California, Inc. (a)	11,916	256,194
BancFirst Corp.	2,176	210,202
Banco Latinoamericano de Comercio Exterior SA, Class E	8,486	232,347
Bancorp, Inc. (The)*	13,908	105,423
BancorpSouth, Inc.	23,336	711,748
Bank of Commerce Holdings (a)	3,991	44,101
Bank of Marin Bancorp	1,736	106,851
Bank of NT Butterfield & Son Ltd. (The)	14,461	493,120
Bankwell Financial Group, Inc.	1,587	49,562
Banner Corp.	8,887	502,204
Bar Harbor Bankshares (a)	4,046	124,698
BCB Bancorp, Inc.	2,568	39,290
Berkshire Hills Bancorp, Inc.	9,638	338,776
Blue Hills Bancorp, Inc.	6,594	118,033
Boston Private Financial Holdings, Inc.	22,017	337,961
Bridge Bancorp, Inc.	4,905	163,336
Brookline Bancorp, Inc.	20,379	297,533
Bryn Mawr Bank Corp.	4,473	190,102
BSB Bancorp, Inc.*	2,147	62,800
C&F Financial Corp.	874	40,991
Cadence BanCorp*	2,301	50,346
California First National Bancorp	598	11,272
Camden National Corp.	4,249	182,325
Capital Bank Financial Corp., Class A	7,851	299,123
Capital City Bank Group, Inc.	2,753	56,216
Capstar Financial Holdings, Inc.*	2,284	40,518
Carolina Financial Corp.	3,578	115,641
Cathay General Bancorp	20,325	771,334
CenterState Banks, Inc.	14,486	360,122
Central Pacific Financial Corp.	8,375	263,561
Central Valley Community Bancorp	2,318	51,367
Century Bancorp, Inc., Class A	910	57,876
Chemical Financial Corp.	19,134	926,277
Chemung Financial Corp.	836	34,176

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Citizens & Northern Corp. (a)	3,378	$78,572
City Holding Co.	4,098	269,935
Civista Bancshares, Inc. (a)	2,582	53,912
CNB Financial Corp.	3,937	94,370
CoBiz Financial, Inc.	10,321	179,569
Codorus Valley Bancorp, Inc.	2,210	62,764
Columbia Banking System, Inc.	15,606	621,899
Commerce Union Bancshares, Inc.	1,784	42,584
Community Bank System, Inc. (a)	13,272	740,179
Community Bankers Trust Corp.* (a)	5,527	45,598
Community Financial Corp. (The) (a)	1,022	39,347
Community Trust Bancorp, Inc.	4,147	181,431
ConnectOne Bancorp, Inc.	8,042	181,347
County Bancorp, Inc.	1,252	30,048
CU Bancorp*	4,377	158,229
Customers Bancorp, Inc.*	7,364	208,254
CVB Financial Corp.	27,932	626,515
DNB Financial Corp.	787	26,994
Eagle Bancorp, Inc.*	8,496	537,797
Enterprise Bancorp, Inc. (a)	2,460	87,428
Enterprise Financial Services Corp.	6,040	246,432
Equity Bancshares, Inc., Class A*	2,859	87,600
Evans Bancorp, Inc. (a)	1,209	48,300
Farmers & Merchants Bancorp, Inc. (a)	1,076	66,712
Farmers Capital Bank Corp.	2,041	78,681
Farmers National Banc Corp.	6,485	94,032
FB Financial Corp.*	1,818	65,793
FCB Financial Holdings, Inc., Class A*	9,517	454,437
Fidelity Southern Corp.	5,879	134,394
Financial Institutions, Inc.	3,863	115,117
First Bancorp	6,568	205,316
First BanCorp, Puerto Rico*	44,973	260,394
First Bancorp, Inc.	2,787	75,416
First Bancshares, Inc. (The) (a)	2,201	60,748
First Busey Corp.	8,767	257,048
First Business Financial Services, Inc.	2,289	52,830
First Citizens BancShares, Inc., Class A	2,000	745,400
First Commonwealth Financial Corp.	26,146	331,531
First Community Bancshares, Inc.	4,276	116,949
First Community Financial Partners, Inc.*	3,456	44,582
First Connecticut Bancorp, Inc.	3,778	96,906
First Financial Bancorp	16,486	456,662
First Financial Bankshares, Inc.	17,165	758,693
First Financial Corp.	2,674	126,480
First Financial Northwest, Inc.	2,407	38,825
First Foundation, Inc.*	7,314	120,169
First Guaranty Bancshares, Inc. (a)	988	26,913
First Internet Bancorp	1,441	40,420
First Interstate BancSystem, Inc., Class A	6,943	258,280
First Merchants Corp.	10,973	440,456
First Mid-Illinois Bancshares, Inc.	2,711	92,825
First Midwest Bancorp, Inc.	27,554	642,284
First Northwest Bancorp*	3,028	47,752

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
First of Long Island Corp. (The)	5,945	$170,027
Flushing Financial Corp.	7,506	211,594
FNB Bancorp (a)	1,343	36,879
Franklin Financial Network, Inc.*	3,096	127,710
Fulton Financial Corp.	46,301	879,719
German American Bancorp, Inc.	5,723	195,097
Glacier Bancorp, Inc. (a)	20,504	750,651
Great Southern Bancorp, Inc.	2,859	152,956
Great Western Bancorp, Inc.	15,919	649,654
Green Bancorp, Inc.*	5,608	108,795
Guaranty Bancorp	6,308	171,578
Guaranty Bancshares, Inc.	529	16,902
Hancock Holding Co.	22,629	1,108,821
Hanmi Financial Corp.	8,770	249,506
HarborOne Bancorp, Inc.*	4,049	80,818
Heartland Financial USA, Inc.	6,599	310,813
Heritage Commerce Corp.	9,749	134,341
Heritage Financial Corp.	8,051	213,351
Hilltop Holdings, Inc.	20,227	530,150
Home BancShares, Inc.	34,854	867,865
HomeTrust Bancshares, Inc.*	4,456	108,726
Hope Bancorp, Inc.	34,503	643,481
Horizon Bancorp	5,722	150,775
Howard Bancorp, Inc.* (a)	2,284	43,967
IBERIABANK Corp.	13,585	1,107,178
Independent Bank Corp.	12,705	599,075
Independent Bank Group, Inc.	4,759	283,161
International Bancshares Corp.	14,707	515,480
Investar Holding Corp. (a)	2,160	49,464
Investors Bancorp, Inc.	70,190	937,738
Lakeland Bancorp, Inc.	12,054	227,218
Lakeland Financial Corp.	6,470	296,844
LCNB Corp.	2,273	45,460
LegacyTexas Financial Group, Inc.	12,752	486,234
Live Oak Bancshares, Inc. (a)	5,335	129,107
Macatawa Bank Corp.	6,993	66,713
MainSource Financial Group, Inc.	6,425	215,302
MB Financial, Inc.	21,861	962,758
MBT Financial Corp.	4,782	46,385
Mercantile Bank Corp.	4,273	134,514
Middlefield Banc Corp.	690	34,776
Midland States Bancorp, Inc.	4,113	137,868
MidSouth Bancorp, Inc. (a)	2,370	27,847
MidWestOne Financial Group, Inc.	2,994	101,467
MutualFirst Financial, Inc. (a)	1,634	58,334
National Bank Holdings Corp., Class A	6,476	214,420
National Bankshares, Inc. (a)	1,824	74,419
National Commerce Corp.*	2,817	111,412
NBT Bancorp, Inc.	11,398	421,156
Nicolet Bankshares, Inc.*	2,398	131,195
Northrim BanCorp, Inc.	1,811	55,054
Norwood Financial Corp. (a)	1,009	42,630
OFG Bancorp	12,036	120,360

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Ohio Valley Banc Corp. (a)	1,051	$37,889
Old Line Bancshares, Inc.	2,240	63,123
Old National Bancorp	35,747	616,636
Old Point Financial Corp. (a)	914	30,052
Old Second Bancorp, Inc.	7,582	87,572
Opus Bank	5,643	136,561
Orrstown Financial Services, Inc.	1,882	43,004
Pacific Continental Corp.	5,572	142,365
Pacific Mercantile Bancorp*	4,032	35,482
Pacific Premier Bancorp, Inc.*	10,572	390,107
Paragon Commercial Corp.* (a)	1,115	58,504
Park National Corp.	3,579	371,214
Park Sterling Corp.	14,601	173,460
Parke Bancorp, Inc. (a)	1,470	32,928
Peapack Gladstone Financial Corp.	4,175	130,636
Penns Woods Bancorp, Inc. (a)	1,365	56,211
Peoples Bancorp of North Carolina, Inc. (a)	1,090	34,444
Peoples Bancorp, Inc.	4,320	138,802
Peoples Financial Services Corp.	2,067	90,390
People’s Utah Bancorp	3,544	94,979
Preferred Bank	3,363	179,820
Premier Financial Bancorp, Inc.	2,483	51,175
QCR Holdings, Inc.	3,351	158,837
Renasant Corp.	11,574	506,247
Republic Bancorp, Inc., Class A	2,583	92,213
Republic First Bancorp, Inc.* (a)	13,527	125,125
S&T Bancorp, Inc.	9,161	328,513
Sandy Spring Bancorp, Inc.	6,321	257,012
Seacoast Banking Corp. of Florida*	10,781	259,822
ServisFirst Bancshares, Inc. (a)	12,401	457,473
Shore Bancshares, Inc.	3,340	54,943
Sierra Bancorp	3,285	80,647
Simmons First National Corp., Class A	8,166	431,981
SmartFinancial, Inc.* (a)	1,859	44,393
South State Corp.	7,788	667,432
Southern First Bancshares, Inc.* (a)	1,549	57,390
Southern National Bancorp of Virginia, Inc.	2,964	52,166
Southside Bancshares, Inc.	7,293	254,813
Southwest Bancorp, Inc.	4,871	124,454
State Bank Financial Corp.	10,121	274,482
Sterling Bancorp	35,634	828,491
Stock Yards Bancorp, Inc.	5,872	228,421
Stonegate Bank	3,772	174,191
Summit Financial Group, Inc.	2,894	63,668
Sun Bancorp, Inc.	2,916	71,879
Sunshine Bancorp, Inc.* (a)	1,966	41,895
Texas Capital Bancshares, Inc.*	13,412	1,038,089
Tompkins Financial Corp.	3,900	307,008
Towne Bank	15,044	463,355
TriCo Bancshares	5,444	191,357
TriState Capital Holdings, Inc.*	6,098	153,670
Triumph Bancorp, Inc.*	4,389	107,750
Trustmark Corp.	18,134	583,189

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Two River Bancorp (a)	1,854	$34,466
UMB Financial Corp.	12,087	904,833
Umpqua Holdings Corp.	59,465	1,091,777
Union Bankshares Corp.	11,667	395,511
Union Bankshares, Inc. (a)	1,022	48,545
United Bankshares, Inc.	27,050	1,060,360
United Community Banks, Inc.	18,898	525,364
United Security Bancshares (a)	3,314	30,654
Unity Bancorp, Inc. (a)	1,944	33,437
Univest Corp. of Pennsylvania	7,007	209,860
Valley National Bancorp	69,877	825,247
Veritex Holdings, Inc.*	3,839	101,081
Washington Trust Bancorp, Inc. (a)	4,200	216,510
WashingtonFirst Bankshares, Inc.	2,306	79,626
WesBanco, Inc.	11,354	448,937
West Bancorp, Inc.	4,176	98,762
Westamerica Bancorp	6,892	386,228
Wintrust Financial Corp.	14,948	1,142,625
Xenith Bankshares, Inc.*	1,379	42,832

		54,610,617

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	2,397	316,764
Castle Brands, Inc.* (a)	23,266	40,017
Coca-Cola Bottling Co. Consolidated	1,268	290,207
Craft Brew Alliance, Inc.*	3,365	56,700
MGP Ingredients, Inc. (a)	3,493	178,737
National Beverage Corp.	3,153	294,995
Primo Water Corp.*	6,815	86,550

		1,263,970

Biotechnology 5.3%
Abeona Therapeutics, Inc.* (a)	6,460	41,344
Acceleron Pharma, Inc.*	8,636	262,448
Achaogen, Inc.* (a)	7,815	169,820
Achillion Pharmaceuticals, Inc.* (a)	33,092	151,892
Acorda Therapeutics, Inc.*	12,015	236,696
Adamas Pharmaceuticals, Inc.* (a)	3,988	69,750
Aduro Biotech, Inc.* (a)	10,993	125,320
Advaxis, Inc.* (a)	10,124	65,705
Agenus, Inc.*	20,611	80,589
Aimmune Therapeutics, Inc.* (a)	9,473	194,765
Akebia Therapeutics, Inc.*	10,055	144,490
Alder Biopharmaceuticals, Inc.* (a)	12,557	143,778
AMAG Pharmaceuticals, Inc.*	9,744	179,290
Amicus Therapeutics, Inc.* (a)	38,248	385,157
AnaptysBio, Inc.*	1,414	33,837
Anavex Life Sciences Corp.* (a)	8,989	47,822
Ardelyx, Inc.*	8,400	42,840
Arena Pharmaceuticals, Inc.*	8,640	145,757
Array BioPharma, Inc.*	46,556	389,674
Asterias Biotherapeutics, Inc.* (a)	5,899	20,942
Atara Biotherapeutics, Inc.* (a)	6,439	90,146

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Athersys, Inc.* (a)	20,492	$30,943
Audentes Therapeutics, Inc.* (a)	4,088	78,203
Avexis, Inc.* (a)	6,618	543,735
Axovant Sciences Ltd.* (a)	8,044	186,540
Bellicum Pharmaceuticals, Inc.* (a)	7,335	85,673
BioCryst Pharmaceuticals, Inc.*	21,518	119,640
Biohaven Pharmaceutical Holding Co. Ltd.*	2,721	68,025
BioSpecifics Technologies Corp.*	1,611	79,761
BioTime, Inc.* (a)	20,012	63,038
Bluebird Bio, Inc.* (a)	12,086	1,269,634
Blueprint Medicines Corp.*	10,464	530,211
Calithera Biosciences, Inc.* (a)	8,225	122,141
Cara Therapeutics, Inc.* (a)	7,242	111,454
Cascadian Therapeutics, Inc.*	9,097	33,795
Catalyst Pharmaceuticals, Inc.* (a)	19,101	52,719
Celldex Therapeutics, Inc.* (a)	32,675	80,707
ChemoCentryx, Inc.*	7,176	67,167
Chimerix, Inc.*	12,001	65,406
Clovis Oncology, Inc.*	11,671	1,092,756
Coherus Biosciences, Inc.*	10,338	148,350
Conatus Pharmaceuticals, Inc.* (a)	6,954	40,055
Concert Pharmaceuticals, Inc.*	4,880	68,076
Corbus Pharmaceuticals Holdings, Inc.* (a)	11,909	75,027
Corvus Pharmaceuticals, Inc.* (a)	2,242	27,128
Curis, Inc.*	31,205	58,977
Cytokinetics, Inc.*	11,181	135,290
CytomX Therapeutics, Inc.*	7,789	120,730
Dynavax Technologies Corp.*	13,318	128,519
Eagle Pharmaceuticals, Inc.* (a)	2,235	176,319
Edge Therapeutics, Inc.*	4,378	44,918
Editas Medicine, Inc.* (a)	9,148	153,503
Emergent BioSolutions, Inc.*	9,073	307,665
Enanta Pharmaceuticals, Inc.*	4,396	158,168
Epizyme, Inc.* (a)	11,075	167,233
Esperion Therapeutics, Inc.* (a)	3,844	177,900
Exact Sciences Corp.*	29,606	1,047,164
Fate Therapeutics, Inc.* (a)	10,043	32,539
FibroGen, Inc.* (a)	16,006	516,994
Five Prime Therapeutics, Inc.*	7,238	217,936
Flexion Therapeutics, Inc.* (a)	7,145	144,472
Fortress Biotech, Inc.*	8,817	41,881
Foundation Medicine, Inc.* (a)	3,716	147,711
Genocea Biosciences, Inc.* (a)	7,608	39,714
Genomic Health, Inc.*	5,202	169,325
Geron Corp.* (a)	41,861	115,955
Global Blood Therapeutics, Inc.*	9,964	272,515
Halozyme Therapeutics, Inc.* (a)	29,306	375,703
Heron Therapeutics, Inc.* (a)	12,296	170,300
Idera Pharmaceuticals, Inc.* (a)	27,484	47,273
Ignyta, Inc.*	13,427	138,969
Immune Design Corp.*	4,035	39,341
ImmunoGen, Inc.* (a)	24,719	175,752
Immunomedics, Inc.* (a)	27,610	243,796

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Inovio Pharmaceuticals, Inc.* (a)	18,598	$145,808
Insmed, Inc.*	16,637	285,491
Insys Therapeutics, Inc.* (a)	6,371	80,593
Intellia Therapeutics, Inc.* (a)	3,837	61,392
Invitae Corp.* (a)	10,480	100,189
Iovance Biotherapeutics, Inc.* (a)	14,975	110,066
Ironwood Pharmaceuticals, Inc.*	36,338	686,061
Jounce Therapeutics, Inc.*	1,739	24,398
Karyopharm Therapeutics, Inc.*	9,073	82,111
Keryx Biopharmaceuticals, Inc.* (a)	22,146	160,116
Kindred Biosciences, Inc.*	5,530	47,558
Kite Pharma, Inc.* (a)	13,187	1,367,096
Kura Oncology, Inc.*	3,691	34,326
La Jolla Pharmaceutical Co.* (a)	4,710	140,217
Lexicon Pharmaceuticals, Inc.* (a)	11,336	186,477
Ligand Pharmaceuticals, Inc.* (a)	5,534	671,828
Loxo Oncology, Inc.*	5,390	432,224
MacroGenics, Inc.*	8,877	155,436
Madrigal Pharmaceuticals, Inc.* (a)	979	15,919
Matinas BioPharma Holdings, Inc.* (a)	14,209	24,013
MediciNova, Inc.* (a)	8,050	42,343
Merrimack Pharmaceuticals, Inc. (a)	33,992	42,150
MiMedx Group, Inc.* (a)	27,508	411,795
Minerva Neurosciences, Inc.*	6,749	59,729
Miragen Therapeutics, Inc.* (a)	3,135	40,536
Momenta Pharmaceuticals, Inc.*	19,784	334,350
Myriad Genetics, Inc.* (a)	17,361	448,608
NantKwest, Inc.* (a)	8,234	62,496
Natera, Inc.*	8,445	91,713
NewLink Genetics Corp.* (a)	6,291	46,239
Novavax, Inc.* (a)	74,750	85,963
Novelion Therapeutics, Inc.*	3,947	36,431
Nymox Pharmaceutical Corp.*	7,490	32,956
Organovo Holdings, Inc.*	25,851	67,988
Otonomy, Inc.*	7,584	142,958
Ovid therapeutics, Inc.*	1,372	14,392
PDL BioPharma, Inc.*	46,601	115,105
Pieris Pharmaceuticals, Inc.* (a)	9,188	46,491
Portola Pharmaceuticals, Inc.*	13,259	744,758
Progenics Pharmaceuticals, Inc.* (a)	18,704	127,000
Protagonist Therapeutics, Inc.* (a)	2,101	23,762
Prothena Corp. plc* (a)	10,368	561,116
PTC Therapeutics, Inc.*	8,931	163,705
Puma Biotechnology, Inc.*	7,743	676,738
Ra Pharmaceuticals, Inc.*	3,161	59,237
Radius Health, Inc.* (a)	10,040	454,109
Recro Pharma, Inc.* (a)	3,599	25,301
REGENXBIO, Inc.*	7,406	146,269
Repligen Corp.*	9,301	385,433
Retrophin, Inc.*	10,096	195,761
Rigel Pharmaceuticals, Inc.*	34,331	93,724
Sage Therapeutics, Inc.*	9,315	741,847
Sangamo Therapeutics, Inc.*	18,555	163,284

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Sarepta Therapeutics, Inc.*	14,029	$472,918
Selecta Biosciences, Inc.*	3,137	62,301
Seres Therapeutics, Inc.* (a)	4,940	55,822
Spark Therapeutics, Inc.*	6,270	374,570
Spectrum Pharmaceuticals, Inc.*	21,288	158,596
Stemline Therapeutics, Inc.* (a)	5,597	51,492
Strongbridge Biopharma plc*	5,728	40,955
Syndax Pharmaceuticals, Inc.* (a)	2,359	32,955
Synergy Pharmaceuticals, Inc.* (a)	61,217	272,416
Syros Pharmaceuticals, Inc.* (a)	3,343	53,789
TG Therapeutics, Inc.* (a)	13,077	131,424
Tocagen, Inc.*	2,264	27,236
Trevena, Inc.*	12,329	28,357
Ultragenyx Pharmaceutical, Inc.* (a)	10,675	663,024
Vanda Pharmaceuticals, Inc.*	11,850	193,155
VBI Vaccines, Inc.*	5,604	24,377
Veracyte, Inc.* (a)	6,291	52,404
Versartis, Inc.*	8,420	146,929
Voyager Therapeutics, Inc.*	3,197	28,645
vTv Therapeutics, Inc., Class A*	1,753	8,712
XBiotech, Inc.* (a)	4,818	22,645
Xencor, Inc.*	10,240	216,166
ZIOPHARM Oncology, Inc.* (a)	33,812	210,311

		28,453,613

Building Products 1.2%
AAON, Inc.	10,881	400,965
Advanced Drainage Systems, Inc.	9,327	187,473
American Woodmark Corp.*	3,711	354,586
Apogee Enterprises, Inc.	7,656	435,167
Armstrong Flooring, Inc.*	6,468	116,230
Builders FirstSource, Inc.*	26,110	400,005
Caesarstone Ltd.*	6,112	214,226
Continental Building Products, Inc.*	10,681	248,867
CSW Industrials, Inc.*	3,979	153,788
Gibraltar Industries, Inc.*	8,480	302,312
Griffon Corp.	8,137	178,607
Insteel Industries, Inc.	4,822	158,981
JELD-WEN Holding, Inc.*	6,379	207,062
Masonite International Corp.*	8,038	606,869
NCI Building Systems, Inc.*	10,786	180,126
Patrick Industries, Inc.*	4,288	312,381
PGT Innovations, Inc.*	13,435	171,968
Ply Gem Holdings, Inc.*	5,921	106,282
Quanex Building Products Corp.	9,214	194,876
Simpson Manufacturing Co., Inc.	11,174	488,416
Trex Co., Inc.*	7,945	537,559
Universal Forest Products, Inc.	5,326	465,013

		6,421,759

Capital Markets 1.3%
Actua Corp.*	8,239	115,758
Arlington Asset Investment Corp., Class A (a)	5,838	79,805

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Artisan Partners Asset Management, Inc., Class A	12,212	$374,908
Associated Capital Group, Inc., Class A	1,329	45,186
B. Riley Financial, Inc.	3,537	65,611
Cohen & Steers, Inc.	5,814	235,700
Cowen, Inc.* (a)	7,418	120,543
Diamond Hill Investment Group, Inc.	850	169,490
Donnelley Financial Solutions, Inc.*	7,242	166,276
Evercore Partners, Inc., Class A	11,042	778,461
Fifth Street Asset Management, Inc. (a)	1,524	7,391
Financial Engines, Inc.	15,741	576,121
GAIN Capital Holdings, Inc.	10,193	63,502
GAMCO Investors, Inc., Class A	1,321	39,102
Greenhill & Co., Inc. (a)	7,800	156,780
Hamilton Lane, Inc., Class A	3,874	85,189
Houlihan Lokey, Inc.	5,904	206,050
INTL. FCStone, Inc.*	4,016	151,644
Investment Technology Group, Inc.	8,586	182,367
KCG Holdings, Inc., Class A*	12,042	240,117
Ladenburg Thalmann Financial Services, Inc.*	28,469	69,464
Medley Management, Inc., Class A	1,744	11,336
Moelis & Co., Class A	6,768	262,937
OM Asset Management plc	14,885	221,191
Oppenheimer Holdings, Inc., Class A	2,648	43,427
Piper Jaffray Cos.	3,893	233,385
PJT Partners, Inc., Class A	4,897	196,957
Pzena Investment Management, Inc., Class A	4,081	41,463
Safeguard Scientifics, Inc.*	5,652	67,259
Silvercrest Asset Management Group, Inc., Class A	1,804	24,264
Stifel Financial Corp.*	17,968	826,169
Virtu Financial, Inc., Class A (a)	7,001	123,568
Virtus Investment Partners, Inc.	1,807	200,487
Waddell & Reed Financial, Inc., Class A (a)	21,293	402,012
Westwood Holdings Group, Inc.	2,224	126,079
WisdomTree Investments, Inc. (a)	31,514	320,497

		7,030,496

Chemicals 2.1%
A Schulman, Inc.	7,987	255,584
AdvanSix, Inc.*	8,082	252,482
AgroFresh Solutions, Inc.* (a)	5,834	41,888
American Vanguard Corp.	7,701	132,842
Balchem Corp.	8,478	658,825
Calgon Carbon Corp.	14,160	213,816
Chase Corp.	1,900	202,730
Codexis, Inc.*	8,981	48,947
Core Molding Technologies, Inc.*	1,933	41,772
Ferro Corp.*	22,372	409,184
Flotek Industries, Inc.* (a)	15,066	134,690
FutureFuel Corp.	6,531	98,553
GCP Applied Technologies, Inc.*	19,114	582,977
Hawkins, Inc.	2,566	118,934

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
HB Fuller Co.	13,486	$689,270
Ingevity Corp.*	11,468	658,263
Innophos Holdings, Inc.	5,371	235,465
Innospec, Inc.	6,345	415,915
Intrepid Potash, Inc.* (a)	25,404	57,413
KMG Chemicals, Inc.	2,472	120,312
Koppers Holdings, Inc.*	5,488	198,391
Kraton Corp.*	7,979	274,797
Kronos Worldwide, Inc.	5,897	107,443
LSB Industries, Inc.* (a)	6,092	62,930
Minerals Technologies, Inc.	9,342	683,834
OMNOVA Solutions, Inc.*	11,856	115,596
PolyOne Corp.	21,999	852,241
Quaker Chemical Corp.	3,481	505,546
Rayonier Advanced Materials, Inc. (a)	11,991	188,499
Sensient Technologies Corp.	12,009	967,085
Stepan Co.	5,277	459,838
Trecora Resources*	5,109	57,476
Tredegar Corp.	6,728	102,602
Trinseo SA	12,009	825,018
Tronox Ltd., Class A	17,338	262,151
Valhi, Inc.	9,338	27,827

		11,061,136

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	15,011	623,257
ACCO Brands Corp.*	28,629	333,528
Advanced Disposal Services, Inc.*	6,382	145,063
Aqua Metals, Inc.* (a)	3,671	46,071
ARC Document Solutions, Inc.*	10,135	42,162
Brady Corp., Class A	12,346	418,529
Brink’s Co. (The)	12,356	827,852
Casella Waste Systems, Inc., Class A*	10,484	172,042
CECO Environmental Corp.	7,506	68,905
Covanta Holding Corp. (a)	31,943	421,648
Deluxe Corp.	13,241	916,542
Ennis, Inc.	6,826	130,377
Essendant, Inc.	10,395	154,158
Healthcare Services Group, Inc.	19,163	897,403
Heritage-Crystal Clean, Inc.*	3,119	49,592
Herman Miller, Inc.	16,043	487,707
HNI Corp.	12,180	485,617
Hudson Technologies, Inc.*	9,785	82,683
InnerWorkings, Inc.*	12,632	146,531
Interface, Inc.	16,771	329,550
Kimball International, Inc., Class B	10,157	169,520
Knoll, Inc.	12,876	258,164
LSC Communications, Inc.	9,154	195,896
Matthews International Corp., Class A	8,616	527,730
McGrath RentCorp	6,443	223,121
Mobile Mini, Inc.	11,891	354,946
MSA Safety, Inc.	8,982	729,069
Multi-Color Corp.	3,807	310,651

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies (continued)
NL Industries, Inc.*	1,961	$13,825
Quad/Graphics, Inc.	8,755	200,665
RR Donnelley & Sons Co.	18,191	228,115
SP Plus Corp.*	4,846	148,045
Steelcase, Inc., Class A	23,074	323,036
Team, Inc.*	7,736	181,409
Tetra Tech, Inc.	15,593	713,380
UniFirst Corp.	4,065	571,945
US Ecology, Inc.	6,013	303,657
Viad Corp.	5,499	259,828
VSE Corp.	2,284	102,734
West Corp.	11,816	275,549

		12,870,502

Communications Equipment 1.9%
Acacia Communications, Inc.* (a)	5,007	207,640
ADTRAN, Inc.	13,154	271,630
Aerohive Networks, Inc.*	8,509	42,545
Applied Optoelectronics, Inc.* (a)	5,020	310,186
CalAmp Corp.*	9,602	195,209
Calix, Inc.*	11,490	78,707
Ciena Corp.*	38,170	955,013
Clearfield, Inc.* (a)	3,126	41,263
Comtech Telecommunications Corp.	6,358	120,611
Digi International, Inc.*	7,137	72,441
EMCORE Corp.	6,885	73,325
Extreme Networks, Inc.*	29,411	271,169
Finisar Corp.*	30,110	782,258
Harmonic, Inc.*	21,548	113,127
Infinera Corp.* (a)	39,079	416,973
InterDigital, Inc.	9,374	724,610
KVH Industries, Inc.*	4,158	39,501
Lumentum Holdings, Inc.*	16,437	937,731
NETGEAR, Inc.*	8,694	374,711
NetScout Systems, Inc.*	24,118	829,659
Oclaro, Inc.* (a)	44,767	418,124
Plantronics, Inc.	8,924	466,815
Quantenna Communications, Inc.* (a)	5,702	108,338
ShoreTel, Inc.*	18,688	108,390
Sonus Networks, Inc.*	13,372	99,488
Ubiquiti Networks, Inc.* (a)	6,239	324,241
ViaSat, Inc.*	14,361	950,698
Viavi Solutions, Inc.*	61,792	650,670

		9,985,073

Construction & Engineering 1.2%
Aegion Corp.*	9,359	204,775
Ameresco, Inc., Class A*	5,325	41,002
Argan, Inc.	3,923	235,380
Chicago Bridge & Iron Co. NV (a)	27,268	537,998
Comfort Systems USA, Inc.	9,966	369,739
Dycom Industries, Inc.* (a)	8,245	738,092
EMCOR Group, Inc.	15,882	1,038,365

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Construction & Engineering (continued)
Granite Construction, Inc.	10,624	$512,502
Great Lakes Dredge & Dock Corp.*	15,929	68,495
HC2 Holdings, Inc.*	10,918	64,198
IES Holdings, Inc.*	2,101	38,133
KBR, Inc. (a)	38,908	592,180
Layne Christensen Co.* (a)	4,763	41,867
MasTec, Inc.*	17,847	805,792
MYR Group, Inc.*	4,025	124,855
Northwest Pipe Co.* (a)	2,450	39,837
NV5 Global, Inc.*	2,045	86,912
Orion Group Holdings, Inc.*	7,318	54,665
Primoris Services Corp.	10,752	268,155
Sterling Construction Co., Inc.*	6,790	88,745
Tutor Perini Corp.*	10,158	292,043

		6,243,730

Construction Materials 0.2%
Forterra, Inc.* (a)	5,031	41,405
Summit Materials, Inc., Class A*	28,857	833,102
United States Lime & Minerals, Inc.	505	39,627
US Concrete, Inc.* (a)	4,118	323,469

		1,237,603

Consumer Finance 0.6%
Elevate Credit, Inc.*	3,884	30,761
Encore Capital Group, Inc.* (a)	6,384	256,318
Enova International, Inc.*	8,880	131,868
EZCORP, Inc., Class A*	14,150	108,955
FirstCash, Inc.	12,762	744,025
Green Dot Corp., Class A*	12,316	474,536
LendingClub Corp.*	86,132	474,587
Nelnet, Inc., Class A	5,431	255,311
PRA Group, Inc.* (a)	12,359	468,406
Regional Management Corp.*	2,849	67,322
World Acceptance Corp.*	1,673	125,324

		3,137,413

Containers & Packaging 0.1%
Greif, Inc., Class A	6,901	384,938
Greif, Inc., Class B	1,533	92,593
Myers Industries, Inc.	5,781	103,769
UFP Technologies, Inc.*	1,714	48,506

		629,806

Distributors 0.1%
Core-Mark Holding Co., Inc.	12,240	404,654
VOXX International Corp.*	5,255	43,091
Weyco Group, Inc.	1,702	47,452

		495,197

Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.	16,846	639,306
American Public Education, Inc.*	4,374	103,445

Common Stocks (continued)

	Shares	Market Value

Diversified Consumer Services (continued)
Ascent Capital Group, Inc., Class A*	2,919	$44,836
Bridgepoint Education, Inc.*	4,405	65,018
Cambium Learning Group, Inc.*	3,042	15,423
Capella Education Co.	3,137	268,527
Career Education Corp.*	17,914	171,974
Carriage Services, Inc.	4,110	110,806
Chegg, Inc.*	22,224	273,133
Collectors Universe, Inc.	1,897	47,140
Grand Canyon Education, Inc.*	12,636	990,789
Houghton Mifflin Harcourt Co.*	27,930	343,539
K12, Inc.*	9,167	164,273
Laureate Education, Inc., Class A*	9,487	166,307
Liberty Tax, Inc. (a)	1,424	18,441
Regis Corp.*	10,370	106,500
Sotheby’s*	10,374	556,772
Strayer Education, Inc.	2,835	264,279
Weight Watchers International, Inc.*	7,593	253,758

		4,604,266

Diversified Financial Services 0.1%
FNFV Group*	17,762	280,640
Marlin Business Services Corp.	2,190	55,079
NewStar Financial, Inc.	8,233	86,446
On Deck Capital, Inc.* (a)	13,137	61,218
Tiptree, Inc.	7,682	54,158

		537,541

Diversified Telecommunication Services 0.7%
ATN International, Inc.	2,825	193,343
Cincinnati Bell, Inc.*	11,809	230,866
Cogent Communications Holdings, Inc.	11,238	450,644
Consolidated Communications Holdings, Inc. (a)	13,404	287,784
FairPoint Communications, Inc.*	5,581	87,343
Frontier Communications Corp. (a)	320,214	371,448
General Communication, Inc., Class A*	7,427	272,125
Globalstar, Inc.* (a)	119,880	255,344
Hawaiian Telcom Holdco, Inc.*	1,801	45,007
IDT Corp., Class B	4,733	68,013
Intelsat SA* (a)	7,553	23,112
Iridium Communications, Inc.* (a)	22,258	245,951
Lumos Networks Corp.*	5,910	105,612
Ooma, Inc.*	4,585	36,680
ORBCOMM, Inc.*	17,993	203,321
pdvWireless, Inc.*	2,814	65,566
Straight Path Communications, Inc., Class B* (a)	2,325	417,686
Vonage Holdings Corp.*	53,125	347,438
Windstream Holdings, Inc. (a)	51,941	201,531

		3,908,814

13

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electric Utilities 1.1%
ALLETE, Inc.	13,802	$989,327
El Paso Electric Co.	10,863	561,617
Genie Energy Ltd., Class B	3,049	23,234
IDACORP, Inc.	13,612	1,161,784
MGE Energy, Inc.	9,378	603,474
Otter Tail Corp.	10,583	419,087
PNM Resources, Inc.	21,571	825,091
Portland General Electric Co.	24,152	1,103,505
Spark Energy, Inc., Class A	2,776	52,189

		5,739,308

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,903	51,800
Atkore International Group, Inc.*	8,848	199,522
AZZ, Inc.	6,957	388,201
Babcock & Wilcox Enterprises, Inc.*	12,723	149,622
Encore Wire Corp.	5,540	236,558
Energous Corp.* (a)	5,112	83,121
EnerSys	11,764	852,302
Generac Holdings, Inc.*	16,706	603,588
General Cable Corp.	13,382	218,796
LSI Industries, Inc.	6,538	59,169
Plug Power, Inc.* (a)	60,498	123,416
Powell Industries, Inc.	2,465	78,855
Preformed Line Products Co.	693	32,169
Revolution Lighting Technologies, Inc.* (a)	3,145	20,725
Sunrun, Inc.* (a)	23,014	163,860
Thermon Group Holdings, Inc.*	8,537	163,654
TPI Composites, Inc.*	2,878	53,185
Vicor Corp.*	4,283	76,666
Vivint Solar, Inc.* (a)	5,780	33,813

		3,589,022

Electronic Equipment, Instruments & Components 2.8%
Akoustis Technologies, Inc.* (a)	2,212	19,333
Anixter International, Inc.*	7,797	609,725
AVX Corp.	12,883	210,508
Badger Meter, Inc. (a)	7,712	307,323
Bel Fuse, Inc., Class B	2,621	64,739
Belden, Inc.	11,279	850,775
Benchmark Electronics, Inc.*	13,295	429,428
Control4 Corp.*	6,571	128,857
CTS Corp.	8,395	181,332
Daktronics, Inc.	10,471	100,836
Electro Scientific Industries, Inc.*	7,316	60,284
ePlus, Inc.*	3,528	261,425
Fabrinet* (a)	9,836	419,604
FARO Technologies, Inc.*	4,416	166,925
Fitbit, Inc., Class A* (a)	47,509	252,273
II-VI, Inc.*	16,350	560,805
Insight Enterprises, Inc.*	9,575	382,904
Iteris, Inc.*	6,083	37,836
Itron, Inc.*	9,203	623,503

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)
KEMET Corp.*	12,291	$157,325
Kimball Electronics, Inc.*	7,134	128,769
Knowles Corp.* (a)	23,750	401,850
Littelfuse, Inc.	6,061	1,000,065
Maxwell Technologies, Inc.*	8,486	50,831
Mesa Laboratories, Inc. (a)	794	113,788
Methode Electronics, Inc.	9,814	404,337
MicroVision, Inc.* (a)	18,306	38,809
MTS Systems Corp.	4,461	231,080
Napco Security Technologies, Inc.*	3,043	28,604
Novanta, Inc.*	8,493	305,748
OSI Systems, Inc.*	4,696	352,904
Park Electrochemical Corp.	5,514	101,568
PC Connection, Inc.	3,162	85,564
PCM, Inc.*	2,653	49,744
Plexus Corp.*	8,960	471,027
Radisys Corp.*	9,679	36,393
Rogers Corp.*	4,843	526,047
Sanmina Corp.*	19,780	753,618
ScanSource, Inc.*	6,921	278,916
SYNNEX Corp.	7,873	944,445
Systemax, Inc.	2,959	55,629
Tech Data Corp.*	9,411	950,511
TTM Technologies, Inc.*	24,892	432,125
VeriFone Systems, Inc.*	30,174	546,149
Vishay Intertechnology, Inc.	36,386	604,008
Vishay Precision Group, Inc.*	2,763	47,800

		14,766,069

Energy Equipment & Services 1.4%
Archrock, Inc.	19,369	220,807
Atwood Oceanics, Inc.* (a)	20,598	167,874
Basic Energy Services, Inc.*	4,683	116,607
Bristow Group, Inc. (a)	9,384	71,788
C&J Energy Services, Inc.*	12,509	428,683
CARBO Ceramics, Inc.* (a)	6,032	41,319
Diamond Offshore Drilling, Inc.* (a)	17,502	189,547
Dril-Quip, Inc.*	10,207	498,102
Ensco plc, Class A	82,463	425,509
Era Group, Inc.*	5,366	50,762
Exterran Corp.*	8,822	235,547
Fairmount Santrol Holdings, Inc.* (a)	42,060	164,034
Forum Energy Technologies, Inc.*	18,570	289,692
Frank’s International NV (a)	13,453	111,525
Geospace Technologies Corp.*	3,261	45,100
Gulf Island Fabrication, Inc. (a)	3,498	40,577
Helix Energy Solutions Group, Inc.*	37,512	211,568
Independence Contract Drilling, Inc.*	8,012	31,167
Keane Group, Inc.* (a)	8,312	132,992
Key Energy Services, Inc.* (a)	2,721	52,352
Mammoth Energy Services, Inc.*	2,683	49,904
Matrix Service Co.*	7,212	67,432
McDermott International, Inc.*	76,446	548,118

14

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services (continued)
Natural Gas Services Group, Inc.*	3,272	$81,309
NCS Multistage Holdings, Inc.*	2,969	74,759
Newpark Resources, Inc.*	22,486	165,272
Noble Corp. plc (a)	66,204	239,658
Oil States International, Inc.*	13,875	376,706
Parker Drilling Co.*	33,257	44,897
PHI, Inc. (Non-Voting)*	3,473	33,896
Pioneer Energy Services Corp.*	20,178	41,365
ProPetro Holding Corp.*	6,808	95,040
RigNet, Inc.*	3,136	50,333
Rowan Cos. plc, Class A*	31,580	323,379
SEACOR Holdings, Inc.*	4,299	147,456
SEACOR Marine Holdings, Inc.*	4,322	87,996
Seadrill Ltd.*	1,076	388
Select Energy Services, Inc., Class A* (a)	1,055	12,818
Smart Sand, Inc.*	5,840	52,034
Solaris Oilfield Infrastructure, Inc., Class A* (a)	2,724	31,408
Superior Energy Services, Inc.*	41,120	428,882
Tesco Corp.*	12,552	55,856
TETRA Technologies, Inc.*	30,490	85,067
Unit Corp.*	14,051	263,175
US Silica Holdings, Inc.	22,074	783,406
Willbros Group, Inc.*	11,408	28,178

		7,694,284

Equity Real Estate Investment Trusts (REITs) 6.8%
Acadia Realty Trust	22,655	629,809
Agree Realty Corp.	6,807	312,237
Alexander’s, Inc.	563	237,282
Altisource Residential Corp.	14,020	181,419
American Assets Trust, Inc.	11,000	433,290
Armada Hoffler Properties, Inc.	12,723	164,763
Ashford Hospitality Prime, Inc.	7,601	78,214
Ashford Hospitality Trust, Inc.	20,870	126,890
Bluerock Residential Growth REIT, Inc.	7,192	92,705
Care Capital Properties, Inc.	15,113	403,517
CareTrust REIT, Inc.	19,617	363,699
CatchMark Timber Trust, Inc., Class A	10,328	117,429
CBL & Associates Properties, Inc.	45,491	383,489
Cedar Realty Trust, Inc.	22,899	111,060
Chatham Lodging Trust	10,041	201,724
Chesapeake Lodging Trust	15,929	389,783
City Office REIT, Inc.	8,965	113,856
Clipper Realty, Inc.	4,294	52,988
Colony Starwood Homes	27,442	941,535
Community Healthcare Trust, Inc.	3,450	88,285
CorEnergy Infrastructure Trust, Inc.	3,465	116,389
Cousins Properties, Inc.	113,588	998,439
DiamondRock Hospitality Co.	54,162	593,074
Easterly Government Properties, Inc.	10,516	220,310
EastGroup Properties, Inc.	9,036	757,217
Education Realty Trust, Inc.	19,833	768,529

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Farmland Partners, Inc.	9,462	$84,590
FelCor Lodging Trust, Inc.	36,678	264,448
First Industrial Realty Trust, Inc.	31,370	897,809
First Potomac Realty Trust	16,165	179,593
Four Corners Property Trust, Inc.	16,458	413,260
Franklin Street Properties Corp.	28,103	311,381
GEO Group, Inc. (The)	32,901	972,883
Getty Realty Corp.	7,460	187,246
Gladstone Commercial Corp.	7,077	154,208
Global Medical REIT, Inc.	4,202	37,566
Global Net Lease, Inc.	18,865	419,558
Government Properties Income Trust	17,556	321,450
Gramercy Property Trust	41,072	1,220,249
Healthcare Realty Trust, Inc.	31,342	1,070,329
Hersha Hospitality Trust	10,585	195,928
Independence Realty Trust, Inc.	15,969	157,614
InfraREIT, Inc.	11,811	226,181
Investors Real Estate Trust	32,436	201,428
iStar, Inc.*	19,221	231,421
Jernigan Capital, Inc.	2,580	56,760
Kite Realty Group Trust	22,188	420,019
LaSalle Hotel Properties	31,108	927,018
Lexington Realty Trust	59,822	592,836
LTC Properties, Inc.	10,796	554,806
Mack-Cali Realty Corp.	24,598	667,590
MedEquities Realty Trust, Inc.	8,555	107,964
Monmouth Real Estate Investment Corp.	19,222	289,291
Monogram Residential Trust, Inc.	45,421	441,038
National Health Investors, Inc.	10,855	859,716
National Storage Affiliates Trust	12,254	283,190
New Senior Investment Group, Inc.	20,616	207,191
NexPoint Residential Trust, Inc.	5,028	125,147
NorthStar Realty Europe Corp.	14,718	186,624
One Liberty Properties, Inc.	4,272	100,093
Parkway, Inc.	11,347	259,733
Pebblebrook Hotel Trust	18,915	609,820
Pennsylvania REIT	18,266	206,771
Physicians Realty Trust	42,124	848,377
Potlatch Corp.	10,946	500,232
Preferred Apartment Communities, Inc., Class A	8,611	135,623
PS Business Parks, Inc.	5,333	706,036
QTS Realty Trust, Inc., Class A	12,644	661,661
Quality Care Properties, Inc.*	25,496	466,832
RAIT Financial Trust	23,185	50,775
Ramco-Gershenson Properties Trust	21,117	272,409
Retail Opportunity Investments Corp.	28,990	556,318
Rexford Industrial Realty, Inc.	17,666	484,755
RLJ Lodging Trust	33,634	668,308
Ryman Hospitality Properties, Inc.	11,925	763,319
Sabra Health Care REIT, Inc.	17,412	419,629
Saul Centers, Inc.	3,086	178,926
Select Income REIT	17,781	427,277

15

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Seritage Growth Properties, Class A	6,702	$281,149
STAG Industrial, Inc.	24,440	674,544
Summit Hotel Properties, Inc.	27,849	519,384
Sunstone Hotel Investors, Inc.	59,964	966,620
Terreno Realty Corp.	13,317	448,250
Tier REIT, Inc.	13,119	242,439
UMH Properties, Inc.	7,753	132,189
Universal Health Realty Income Trust	3,481	276,879
Urban Edge Properties	26,658	632,594
Urstadt Biddle Properties, Inc., Class A	7,002	138,640
Washington Prime Group, Inc.	51,810	433,650
Washington REIT	21,053	671,591
Whitestone REIT	10,937	133,978
Xenia Hotels & Resorts, Inc.	29,029	562,292

		36,575,357

Food & Staples Retailing 0.5%
Andersons, Inc. (The)	7,197	245,778
Chefs’ Warehouse, Inc. (The)*	5,655	73,515
Ingles Markets, Inc., Class A	3,904	130,003
Natural Grocers by Vitamin Cottage, Inc.* (a)	2,355	19,476
Performance Food Group Co.*	19,181	525,559
PriceSmart, Inc.	5,941	520,432
Smart & Final Stores, Inc.* (a)	6,334	57,639
SpartanNash Co.	9,905	257,134
SUPERVALU, Inc.*	71,487	235,192
United Natural Foods, Inc.*	13,527	496,441
Village Super Market, Inc., Class A	2,038	52,825
Weis Markets, Inc.	2,715	132,275

		2,746,269

Food Products 1.3%
Alico, Inc.	938	29,359
Amplify Snack Brands, Inc.* (a)	8,147	78,537
B&G Foods, Inc. (a)	17,757	632,149
Calavo Growers, Inc. (a)	4,325	298,641
Cal-Maine Foods, Inc.* (a)	8,546	338,422
Darling Ingredients, Inc.*	44,218	695,991
Dean Foods Co.	24,715	420,155
Farmer Brothers Co.*	2,246	67,942
Fresh Del Monte Produce, Inc.	8,748	445,361
Freshpet, Inc.* (a)	6,125	101,675
Hostess Brands, Inc.*	21,603	347,808
J&J Snack Foods Corp. (a)	4,053	535,280
John B Sanfilippo & Son, Inc.	2,346	148,056
Lancaster Colony Corp.	5,065	621,070
Landec Corp.*	6,937	103,014
Lifeway Foods, Inc.*	1,188	11,096
Limoneira Co.	3,412	80,626
Omega Protein Corp.	5,795	103,731
Sanderson Farms, Inc. (a)	5,397	624,163
Seneca Foods Corp., Class A*	1,968	61,106
Snyder’s-Lance, Inc.	23,215	803,703

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Tootsie Roll Industries, Inc. (a)	4,568	$159,195

		6,707,080

Gas Utilities 1.2%
Chesapeake Utilities Corp.	4,189	313,966
Delta Natural Gas Co., Inc.	1,768	53,871
New Jersey Resources Corp.	23,146	918,896
Northwest Natural Gas Co.	7,684	459,887
ONE Gas, Inc.	14,058	981,389
RGC Resources, Inc. (a)	1,604	45,441
South Jersey Industries, Inc. (a)	21,517	735,236
Southwest Gas Holdings, Inc.	12,777	933,488
Spire, Inc.	12,782	891,545
WGL Holdings, Inc.	13,829	1,153,753

		6,487,472

Health Care Equipment & Supplies 3.7%
Abaxis, Inc. (a)	6,058	321,195
Accuray, Inc.*	21,142	100,425
Analogic Corp.	3,325	241,561
AngioDynamics, Inc.*	9,797	158,809
Anika Therapeutics, Inc.*	3,969	195,830
Antares Pharma, Inc.* (a)	38,453	123,819
AtriCure, Inc.*	8,736	211,848
Atrion Corp.	383	246,384
AxoGen, Inc.*	7,315	122,526
Cantel Medical Corp.	9,798	763,362
Cardiovascular Systems, Inc.*	8,563	275,985
Cerus Corp.* (a)	28,181	70,734
ConforMIS, Inc.*	9,815	42,106
CONMED Corp.	7,389	376,396
Corindus Vascular Robotics, Inc.* (a)	22,558	41,958
CryoLife, Inc.*	8,751	174,582
Cutera, Inc.*	3,327	86,169
Endologix, Inc.* (a)	22,616	109,914
Entellus Medical, Inc.*	3,286	54,416
Exactech, Inc.*	2,921	87,046
FONAR Corp.*	1,617	44,872
GenMark Diagnostics, Inc.*	11,706	138,482
Glaukos Corp.* (a)	7,743	321,102
Globus Medical, Inc., Class A*	18,868	625,474
Haemonetics Corp.*	14,135	558,191
Halyard Health, Inc.*	12,579	494,103
ICU Medical, Inc.*	4,049	698,453
Inogen, Inc.*	4,585	437,501
Insulet Corp.*	15,513	795,972
Integer Holdings Corp.*	8,211	355,126
Integra LifeSciences Holdings Corp.*	16,608	905,302
Invacare Corp.	8,647	114,140
iRhythm Technologies, Inc.*	3,734	158,658
K2M Group Holdings, Inc.* (a)	10,892	265,329
Lantheus Holdings, Inc.*	6,986	123,303
LeMaitre Vascular, Inc.	3,759	117,356

16

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
LivaNova plc*	13,089	$801,178
Masimo Corp.*	12,092	1,102,549
Meridian Bioscience, Inc.	11,705	184,354
Merit Medical Systems, Inc.*	13,099	499,727
Natus Medical, Inc.*	8,739	325,965
Neogen Corp.*	9,989	690,340
Nevro Corp.* (a)	7,495	557,853
Novocure Ltd.* (a)	15,574	269,430
NuVasive, Inc.*	13,694	1,053,342
NxStage Medical, Inc.*	17,115	429,073
Obalon Therapeutics, Inc.* (a)	2,267	22,466
OraSure Technologies, Inc.*	14,992	258,762
Orthofix International NV*	4,682	217,619
Oxford Immunotec Global plc*	5,934	99,810
Penumbra, Inc.*	7,906	693,752
Pulse Biosciences, Inc.* (a)	2,439	84,219
Quidel Corp.*	7,504	203,659
Quotient Ltd.*	7,163	52,720
Rockwell Medical, Inc.* (a)	13,328	105,691
RTI Surgical, Inc.*	15,091	88,282
Sientra, Inc.* (a)	3,758	36,528
Spectranetics Corp. (The)*	11,501	441,638
STAAR Surgical Co.*	10,513	113,540
Surmodics, Inc.*	3,388	95,372
Tactile Systems Technology, Inc.* (a)	2,462	70,364
Utah Medical Products, Inc.	1,001	72,472
Varex Imaging Corp.*	10,143	342,833
ViewRay, Inc.* (a)	7,867	50,900
Viveve Medical, Inc.* (a)	4,043	29,029
Wright Medical Group NV*	28,198	775,163

		19,727,059

Health Care Providers & Services 2.1%
AAC Holdings, Inc.* (a)	2,770	19,196
Aceto Corp.	8,213	126,891
Addus HomeCare Corp.*	2,263	84,184
Almost Family, Inc.*	3,432	211,583
Amedisys, Inc.*	7,667	481,564
American Renal Associates Holdings, Inc.*	2,465	45,726
AMN Healthcare Services, Inc.* (a)	12,759	498,239
BioScrip, Inc.* (a)	34,201	92,856
BioTelemetry, Inc.*	7,537	252,113
Capital Senior Living Corp.*	6,766	102,911
Chemed Corp.	4,244	868,025
Civitas Solutions, Inc.*	4,228	73,990
Community Health Systems, Inc.*	25,870	257,665
CorVel Corp.*	2,743	130,155
Cross Country Healthcare, Inc.*	9,516	122,852
Diplomat Pharmacy, Inc.*	12,767	188,952
Ensign Group, Inc. (The)	12,764	277,872
Genesis Healthcare, Inc.*	9,027	15,707
HealthEquity, Inc.*	13,428	669,117
HealthSouth Corp.	24,150	1,168,860

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Kindred Healthcare, Inc.	23,476	$273,495
Landauer, Inc.	2,474	129,390
LHC Group, Inc.*	4,200	285,138
Magellan Health, Inc.*	6,343	462,405
Molina Healthcare, Inc.*	11,901	823,311
National HealthCare Corp.	2,985	209,368
National Research Corp., Class A	2,424	65,206
Owens & Minor, Inc.	16,758	539,440
PharMerica Corp.*	8,188	214,935
Providence Service Corp. (The)*	3,135	158,662
R1 RCM, Inc.* (a)	27,331	102,491
RadNet, Inc.*	9,578	74,229
Select Medical Holdings Corp.*	28,709	440,683
Surgery Partners, Inc.*	5,217	118,687
Teladoc, Inc.* (a)	14,514	503,636
Tenet Healthcare Corp.* (a)	22,056	426,563
Tivity Health, Inc.*	9,825	391,526
Triple-S Management Corp., Class B*	6,413	108,444
US Physical Therapy, Inc.	3,320	200,528

		11,216,595

Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*	48,999	625,227
Castlight Health, Inc., Class B* (a)	17,340	71,961
Computer Programs & Systems, Inc.	3,053	100,139
Cotiviti Holdings, Inc.*	7,220	268,151
Evolent Health, Inc., Class A*	10,508	266,378
HealthStream, Inc.*	7,207	189,688
HMS Holdings Corp.*	22,586	417,841
Inovalon Holdings, Inc., Class A* (a)	16,901	222,248
Medidata Solutions, Inc.*	15,199	1,188,562
NantHealth, Inc.* (a)	4,765	20,156
Omnicell, Inc.*	9,901	426,733
Quality Systems, Inc.*	14,220	244,726
Simulations Plus, Inc.	2,806	34,654
Tabula Rasa HealthCare, Inc.*	2,505	37,700
Vocera Communications, Inc.*	7,552	199,524

		4,313,688

Hotels, Restaurants & Leisure 3.2%
Belmond Ltd., Class A*	24,276	322,871
Biglari Holdings, Inc.*	272	108,729
BJ’s Restaurants, Inc.*	5,641	210,127
Bloomin’ Brands, Inc.	26,835	569,707
Bob Evans Farms, Inc.	5,324	382,423
Bojangles’, Inc.*	4,645	75,481
Boyd Gaming Corp.	22,284	552,866
Brinker International, Inc.	13,401	510,578
Buffalo Wild Wings, Inc.*	4,386	555,706
Caesars Acquisition Co., Class A*	13,175	250,984
Caesars Entertainment Corp.* (a)	15,289	183,468
Carrols Restaurant Group, Inc.*	9,557	117,073
Century Casinos, Inc.*	5,661	41,722

17

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc. (The)	12,217	$614,515
Churchill Downs, Inc.	3,641	667,395
Chuy’s Holdings, Inc.*	4,443	103,966
ClubCorp Holdings, Inc.	17,962	235,302
Cracker Barrel Old Country Store, Inc. (a)	5,167	864,181
Dave & Buster’s Entertainment, Inc.*	11,331	753,625
Del Frisco’s Restaurant Group, Inc.*	6,417	103,314
Del Taco Restaurants, Inc.*	8,856	121,770
Denny’s Corp.*	18,684	219,911
DineEquity, Inc. (a)	4,746	209,061
Drive Shack, Inc.	11,420	35,973
El Pollo Loco Holdings, Inc.* (a)	5,606	77,643
Eldorado Resorts, Inc.*	12,561	251,220
Empire Resorts, Inc.*	770	18,403
Fiesta Restaurant Group, Inc.*	7,462	154,090
Fogo De Chao, Inc.*	2,474	34,389
Golden Entertainment, Inc.*	2,866	59,355
Habit Restaurants, Inc. (The), Class A*	5,455	86,189
ILG, Inc.	28,694	788,798
International Speedway Corp., Class A	6,685	251,022
Intrawest Resorts Holdings, Inc.*	3,538	83,992
J Alexander’s Holdings, Inc.*	3,438	42,116
Jack in the Box, Inc.	8,549	842,076
La Quinta Holdings, Inc.*	22,862	337,672
Lindblad Expeditions Holdings, Inc.*	5,394	56,637
Marcus Corp. (The)	5,056	152,691
Marriott Vacations Worldwide Corp.	5,949	700,495
Monarch Casino & Resort, Inc.*	2,808	84,942
Nathan’s Famous, Inc.*	836	52,668
Noodles & Co.* (a)	3,323	12,960
Papa John’s International, Inc.	7,326	525,714
Penn National Gaming, Inc.*	20,965	448,651
Pinnacle Entertainment, Inc.*	14,380	284,149
Planet Fitness, Inc., Class A	22,872	533,832
Potbelly Corp.*	6,606	75,969
RCI Hospitality Holdings, Inc.	2,377	56,668
Red Lion Hotels Corp.*	3,574	26,269
Red Robin Gourmet Burgers, Inc.*	3,438	224,329
Red Rock Resorts, Inc., Class A	18,512	435,958
Ruby Tuesday, Inc.*	16,730	33,627
Ruth’s Hospitality Group, Inc.	7,714	167,780
Scientific Games Corp., Class A*	14,412	376,153
SeaWorld Entertainment, Inc. (a)	17,933	291,770
Shake Shack, Inc., Class A* (a)	5,992	209,001
Sonic Corp.	11,140	295,099
Speedway Motorsports, Inc.	3,009	54,974
Texas Roadhouse, Inc.	17,950	914,552
Wingstop, Inc.	8,122	250,970
Zoe’s Kitchen, Inc.* (a)	5,376	64,028

		17,167,599

Household Durables 1.4%
AV Homes, Inc.*	3,390	67,969
Bassett Furniture Industries, Inc.	2,868	108,841

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
Beazer Homes USA, Inc.*	8,479	$116,332
Cavco Industries, Inc.*	2,273	294,694
Century Communities, Inc.*	4,674	115,915
CSS Industries, Inc.	2,550	66,708
Ethan Allen Interiors, Inc.	6,725	217,217
Flexsteel Industries, Inc.	2,024	109,519
GoPro, Inc., Class A* (a)	28,115	228,575
Green Brick Partners, Inc.*	5,626	64,418
Helen of Troy Ltd.*	7,353	691,917
Hooker Furniture Corp.	3,180	130,857
Hovnanian Enterprises, Inc., Class A*	32,882	92,070
Installed Building Products, Inc.*	5,813	307,798
iRobot Corp.* (a)	7,218	607,323
KB Home	22,538	540,236
La-Z-Boy, Inc.	13,151	427,407
LGI Homes, Inc.* (a)	4,680	188,042
Libbey, Inc.	5,751	46,353
Lifetime Brands, Inc.	2,752	49,949
M/I Homes, Inc.*	6,529	186,403
MDC Holdings, Inc.	11,195	395,519
Meritage Homes Corp.*	10,285	434,027
NACCO Industries, Inc., Class A	1,042	73,826
New Home Co., Inc. (The)*	3,928	45,054
PICO Holdings, Inc.*	5,784	101,220
Taylor Morrison Home Corp., Class A*	16,582	398,134
TopBuild Corp.*	9,961	528,630
TRI Pointe Group, Inc.*	42,598	561,868
UCP, Inc., Class A*	2,090	22,885
Universal Electronics, Inc.*	3,796	253,763
William Lyon Homes, Class A* (a)	6,670	161,014
ZAGG, Inc.*	7,566	65,446

		7,699,929

Household Products 0.3%
Central Garden & Pet Co.*	2,633	83,703
Central Garden & Pet Co., Class A*	9,498	285,130
HRG Group, Inc.*	31,998	566,685
Oil-Dri Corp. of America	1,294	54,361
Orchids Paper Products Co. (a)	2,353	30,471
WD-40 Co.	3,792	418,447

		1,438,797

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	33,542	80,501
Dynegy, Inc.* (a)	30,102	248,943
NRG Yield, Inc., Class A	9,637	164,407
NRG Yield, Inc., Class C	16,777	295,275
Ormat Technologies, Inc.	10,640	624,355
Pattern Energy Group, Inc.	19,215	458,086
TerraForm Global, Inc., Class A*	25,278	127,654
TerraForm Power, Inc., Class A*	21,872	262,464

		2,261,685

18

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Industrial Conglomerates 0.1%
Raven Industries, Inc.	10,015	$333,500

Insurance 2.4%
Ambac Financial Group, Inc.*	11,333	196,628
American Equity Investment Life Holding Co.	23,021	604,992
AMERISAFE, Inc.	5,186	295,343
AmTrust Financial Services, Inc. (a)	23,128	350,158
Argo Group International Holdings Ltd.	7,907	479,164
Atlas Financial Holdings, Inc.*	2,648	39,455
Baldwin & Lyons, Inc., Class B	2,467	60,442
Blue Capital Reinsurance Holdings Ltd.	1,666	30,488
Citizens, Inc.* (a)	13,157	97,099
CNO Financial Group, Inc.	46,357	967,934
Crawford & Co., Class B	3,649	33,936
Donegal Group, Inc., Class A	2,087	33,183
eHealth, Inc.*	4,199	78,941
EMC Insurance Group, Inc.	2,234	62,061
Employers Holdings, Inc.	8,687	367,460
Enstar Group Ltd.*	3,032	602,307
FBL Financial Group, Inc., Class A	2,696	165,804
Federated National Holding Co.	3,871	61,936
Fidelity & Guaranty Life	3,156	97,994
Genworth Financial, Inc., Class A*	131,966	497,512
Global Indemnity Ltd.*	2,442	94,676
Greenlight Capital Re Ltd., Class A*	8,375	175,038
Hallmark Financial Services, Inc.*	3,722	41,947
HCI Group, Inc. (a)	2,345	110,168
Health Insurance Innovations, Inc., Class A*	3,024	71,064
Heritage Insurance Holdings, Inc.	7,474	97,311
Horace Mann Educators Corp.	11,011	416,216
Independence Holding Co.	1,986	40,614
Infinity Property & Casualty Corp.	2,917	274,198
Investors Title Co.	389	75,248
James River Group Holdings Ltd.	4,953	196,783
Kemper Corp.	10,837	418,308
Kingstone Cos., Inc.	2,411	36,888
Kinsale Capital Group, Inc.	3,916	146,106
Maiden Holdings Ltd.	16,493	183,072
MBIA, Inc.* (a)	33,995	320,573
National General Holdings Corp.	13,532	285,525
National Western Life Group, Inc., Class A	612	195,607
Navigators Group, Inc. (The)	5,561	305,299
NI Holdings, Inc.* (a)	2,766	49,456
OneBeacon Insurance Group Ltd., Class A	5,404	98,515
Primerica, Inc.	12,292	931,119
RLI Corp.	10,274	561,166
Safety Insurance Group, Inc.	3,863	263,843
Selective Insurance Group, Inc.	15,341	767,817
State Auto Financial Corp.	4,213	108,400
State National Cos., Inc.	8,272	152,039
Stewart Information Services Corp.	5,755	261,162
Third Point Reinsurance Ltd.*	20,773	288,745
Trupanion, Inc.* (a)	6,048	135,354

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
United Fire Group, Inc.	5,806	$255,812
United Insurance Holdings Corp. (a)	4,756	74,812
Universal Insurance Holdings, Inc. (a)	8,866	223,423
WMIH Corp.*	55,700	69,625

		12,848,766

Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc., Class A*	6,427	62,663
Duluth Holdings, Inc., Class B* (a)	2,682	48,839
Etsy, Inc.*	31,252	468,780
FTD Cos., Inc.*	4,891	97,820
Gaia, Inc.*	2,204	24,685
Groupon, Inc.* (a)	91,635	351,878
HSN, Inc.	8,747	279,029
Lands’ End, Inc.* (a)	3,589	53,476
Liberty TripAdvisor Holdings, Inc., Class A*	19,398	225,017
Nutrisystem, Inc.	7,832	407,656
Overstock.com, Inc.*	4,483	73,073
PetMed Express, Inc. (a)	5,430	220,458
Shutterfly, Inc.*	9,285	441,038

		2,754,412

Internet Software & Services 2.8%
2U, Inc.*	11,802	553,750
Alarm.com Holdings, Inc.*	5,456	205,309
Alteryx, Inc., Class A*	2,450	47,824
Amber Road, Inc.*	5,389	46,184
Angie’s List, Inc.*	11,533	147,507
Appfolio, Inc., Class A*	2,088	68,069
Apptio, Inc., Class A*	4,859	84,304
Bankrate, Inc.*	13,406	172,267
Bazaarvoice, Inc.*	22,666	112,197
Benefitfocus, Inc.* (a)	4,298	156,232
Blucora, Inc.*	10,977	232,712
Box, Inc., Class A*	21,238	387,381
Brightcove, Inc.*	8,456	52,427
Carbonite, Inc.*	6,741	146,954
Care.com, Inc.*	3,713	56,066
Cars.com, Inc.*	20,523	546,528
ChannelAdvisor Corp.*	6,542	75,560
Cimpress NV* (a)	6,799	642,710
Cloudera, Inc.* (a)	3,922	62,830
CommerceHub, Inc., Series A*	11,511	200,677
Cornerstone OnDemand, Inc.*	14,064	502,788
Coupa Software, Inc.*	8,033	232,796
DHI Group, Inc.*	13,913	39,652
Endurance International Group Holdings, Inc.* (a)	16,752	139,879
Envestnet, Inc.*	11,688	462,845
Five9, Inc.*	14,020	301,710
Global Sources Ltd.*	2,139	42,780
Gogo, Inc.* (a)	15,870	182,981
GrubHub, Inc.* (a)	23,217	1,012,261

19

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
GTT Communications, Inc.*	8,335	$263,803
Hortonworks, Inc.*	12,911	166,294
Instructure, Inc.*	5,728	168,976
Internap Corp.*	21,537	79,041
j2 Global, Inc. (a)	12,532	1,066,348
Leaf Group Ltd.*	3,044	23,743
Limelight Networks, Inc.*	19,185	55,445
Liquidity Services, Inc.*	6,029	38,284
LivePerson, Inc.*	15,351	168,861
Meet Group, Inc. (The)* (a)	18,244	92,132
MINDBODY, Inc., Class A*	9,927	270,014
MuleSoft, Inc., Class A* (a)	4,119	102,728
New Relic, Inc.*	7,916	340,467
NIC, Inc.	17,014	322,415
Nutanix, Inc., Class A* (a)	9,463	190,679
Okta, Inc.* (a)	3,014	68,719
Ominto, Inc.* (a)	3,413	52,048
Q2 Holdings, Inc.*	8,450	312,228
QuinStreet, Inc.*	9,039	37,693
Quotient Technology, Inc.*	19,872	228,528
Reis, Inc.	2,566	54,528
Rightside Group Ltd.*	3,030	32,179
Rocket Fuel, Inc.* (a)	9,608	26,422
Shutterstock, Inc.* (a)	5,029	221,678
SPS Commerce, Inc.*	4,627	295,018
Stamps.com, Inc.*	4,282	663,175
TechTarget, Inc.*	4,854	50,336
Trade Desk, Inc. (The), Class A*	4,708	235,918
TrueCar, Inc.*	16,868	336,179
Tucows, Inc., Class A*	2,404	128,614
Twilio, Inc., Class A* (a)	16,820	489,630
Web.com Group, Inc.*	10,360	262,108
WebMD Health Corp.*	10,044	589,081
Xactly Corp.*	7,102	111,146
XO Group, Inc.*	7,040	124,045
Yelp, Inc.*	21,020	631,020
Yext, Inc.* (a)	3,543	47,228

		15,261,931

IT Services 1.9%
Acxiom Corp.*	20,995	545,450
Blackhawk Network Holdings, Inc.*	14,867	648,201
CACI International, Inc., Class A*	6,547	818,702
CardConnect Corp.* (a)	4,300	64,715
Cardtronics plc, Class A*	12,216	401,418
Cass Information Systems, Inc.	3,123	204,994
Convergys Corp.	25,553	607,650
CSG Systems International, Inc.	9,103	369,400
EPAM Systems, Inc.*	13,266	1,115,538
Everi Holdings, Inc.*	17,121	124,641
EVERTEC, Inc.	16,669	288,374
ExlService Holdings, Inc.*	8,866	492,772
Forrester Research, Inc.	2,825	110,599

Common Stocks (continued)

	Shares	Market Value

IT Services (continued)
Hackett Group, Inc. (The)	6,466	$100,223
Information Services Group, Inc.* (a)	8,575	35,243
ManTech International Corp., Class A	6,925	286,557
MAXIMUS, Inc.	17,378	1,088,384
MoneyGram International, Inc.*	7,926	136,724
NCI, Inc., Class A*	1,706	35,997
NeuStar, Inc., Class A*	6,801	226,813
Perficient, Inc.*	9,600	178,944
Planet Payment, Inc.*	11,851	39,108
Presidio, Inc.* (a)	5,106	73,067
Science Applications International Corp.	11,820	820,544
ServiceSource International, Inc.*	20,338	78,911
StarTek, Inc.*	2,804	34,321
Sykes Enterprises, Inc.*	10,532	353,138
Syntel, Inc. (a)	9,085	154,082
TeleTech Holdings, Inc.	3,824	156,019
Travelport Worldwide Ltd.	33,593	462,240
Unisys Corp.* (a)	13,690	175,232
Virtusa Corp.*	7,466	219,500

		10,447,501

Leisure Products 0.4%
Acushnet Holdings Corp.	6,045	119,933
American Outdoor Brands Corp.*	15,232	337,541
Black Diamond, Inc.*	5,305	35,278
Callaway Golf Co.	25,327	323,679
Escalade, Inc.	2,567	33,628
Johnson Outdoors, Inc., Class A	1,294	62,384
Malibu Boats, Inc., Class A*	4,941	127,824
Marine Products Corp.	2,687	41,944
MCBC Holdings, Inc.*	4,935	96,479
Nautilus, Inc.*	8,404	160,936
Sturm Ruger & Co., Inc. (a)	4,687	291,297
Vista Outdoor, Inc.*	15,494	348,770

		1,979,693

Life Sciences Tools & Services 0.8%
Accelerate Diagnostics, Inc.* (a)	6,996	191,341
Albany Molecular Research, Inc.* (a)	7,237	157,043
Cambrex Corp.*	8,776	524,366
Enzo Biochem, Inc.*	10,845	119,729
Fluidigm Corp.*	7,865	31,775
INC Research Holdings, Inc., Class A*	14,729	861,647
Luminex Corp.	10,977	231,834
Medpace Holdings, Inc.*	2,255	65,395
NanoString Technologies, Inc.*	4,108	67,946
NeoGenomics, Inc.*	14,928	133,755
Pacific Biosciences of California, Inc.* (a)	22,265	79,263
PAREXEL International Corp.*	13,596	1,181,628
PRA Health Sciences, Inc.*	10,442	783,254

		4,428,976

20

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery 3.4%
Actuant Corp., Class A (a)	15,878	$390,599
Alamo Group, Inc.	2,619	237,831
Albany International Corp., Class A	7,680	410,112
Altra Industrial Motion Corp.	7,715	307,057
American Railcar Industries, Inc. (a)	2,076	79,511
Astec Industries, Inc.	5,721	317,573
Barnes Group, Inc.	13,564	793,901
Blue Bird Corp.*	1,865	31,705
Briggs & Stratton Corp.	11,683	281,560
Chart Industries, Inc.*	8,219	285,446
CIRCOR International, Inc.	4,440	263,647
Columbus McKinnon Corp.	5,364	136,353
Commercial Vehicle Group, Inc.*	6,681	56,454
DMC Global, Inc.	3,648	47,789
Douglas Dynamics, Inc.	5,970	196,413
Eastern Co. (The)	1,443	43,362
Energy Recovery, Inc.* (a)	9,555	79,211
EnPro Industries, Inc.	5,817	415,159
ESCO Technologies, Inc.	6,836	407,767
ExOne Co. (The)* (a)	3,398	38,907
Federal Signal Corp.	16,081	279,166
Franklin Electric Co., Inc.	12,354	511,456
FreightCar America, Inc.	3,153	54,831
Gencor Industries, Inc.*	2,050	33,210
Global Brass & Copper Holdings, Inc.	5,870	179,328
Gorman-Rupp Co. (The)	4,751	121,008
Graham Corp.	2,668	52,453
Greenbrier Cos., Inc. (The) (a)	7,334	339,197
Hardinge, Inc.	3,078	38,229
Harsco Corp.*	21,716	349,628
Hillenbrand, Inc.	17,105	617,490
Hurco Cos., Inc.	1,695	58,901
Hyster-Yale Materials Handling, Inc.	2,773	194,803
John Bean Technologies Corp.	8,481	831,138
Kadant, Inc.	2,913	219,058
Kennametal, Inc.	21,687	811,528
LB Foster Co., Class A (a)	2,173	46,611
Lindsay Corp. (a)	2,867	255,880
Lydall, Inc.*	4,488	232,030
Manitowoc Co., Inc. (The)* (a)	35,362	212,526
Meritor, Inc.*	22,199	368,725
Milacron Holdings Corp.*	12,135	213,455
Miller Industries, Inc.	2,894	71,916
Mueller Industries, Inc.	15,260	464,667
Mueller Water Products, Inc., Class A (a)	42,086	491,564
Navistar International Corp.*	13,326	349,541
NN, Inc.	7,408	203,350
Omega Flex, Inc.	707	45,531
Proto Labs, Inc.* (a)	6,626	445,598
RBC Bearings, Inc.*	6,240	634,982
REV Group, Inc.	3,410	94,389
Rexnord Corp.*	28,122	653,837
Spartan Motors, Inc.	8,974	79,420

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
SPX Corp.*	11,473	$288,661
SPX FLOW, Inc.*	11,173	412,060
Standex International Corp.	3,420	310,194
Sun Hydraulics Corp.	6,474	276,246
Supreme Industries, Inc., Class A	3,545	58,315
Tennant Co.	4,723	348,557
Titan International, Inc.	13,444	161,462
TriMas Corp.*	12,121	252,723
Twin Disc, Inc.*	2,183	35,234
Wabash National Corp. (a)	16,435	361,241
Watts Water Technologies, Inc., Class A	7,504	474,253
Woodward, Inc.	14,252	963,150

		18,317,899

Marine 0.1%
Costamare, Inc.	10,154	74,226
Eagle Bulk Shipping, Inc.*	10,168	48,094
Genco Shipping & Trading Ltd.*	1,945	18,419
Matson, Inc.	11,619	349,035
Navios Maritime Holdings, Inc.*	23,621	32,361
Safe Bulkers, Inc.*	12,493	28,609
Scorpio Bulkers, Inc.*	14,790	105,009

		655,753

Media 1.4%
AMC Entertainment Holdings, Inc., Class A (a)	14,991	341,045
Beasley Broadcast Group, Inc., Class A	1,294	12,681
Central European Media Enterprises Ltd., Class A* (a)	20,464	81,856
Clear Channel Outdoor Holdings, Inc., Class A	9,888	47,957
Daily Journal Corp.* (a)	288	59,409
Emerald Expositions Events, Inc. (a)	4,381	95,944
Entercom Communications Corp., Class A (a)	7,240	74,934
Entravision Communications Corp., Class A	18,145	119,757
Eros International plc* (a)	8,216	94,073
EW Scripps Co. (The), Class A*	16,002	284,996
Gannett Co., Inc.	31,497	274,654
Global Eagle Entertainment, Inc.*	12,637	44,988
Gray Television, Inc.*	17,906	245,312
Hemisphere Media Group, Inc.* (a)	4,263	50,517
IMAX Corp.* (a)	15,822	348,084
Liberty Media Corp-Liberty Braves, Class A*	2,539	60,657
Liberty Media Corp-Liberty Braves, Class C*	9,311	223,184
Loral Space & Communications, Inc.*	3,569	148,292
MDC Partners, Inc., Class A (a)	14,886	147,371
Meredith Corp. (a)	10,672	634,450
MSG Networks, Inc., Class A*	16,042	360,143
National CineMedia, Inc.	17,480	129,702
New Media Investment Group, Inc.	14,749	198,817
New York Times Co. (The), Class A	33,635	595,339
Nexstar Media Group, Inc., Class A	12,306	735,899
Reading International, Inc., Class A*	4,801	77,440
Saga Communications, Inc., Class A	966	44,195

21

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Salem Media Group, Inc.	2,950	$20,945
Scholastic Corp.	7,846	342,007
Sinclair Broadcast Group, Inc., Class A (a)	19,790	651,091
Time, Inc.	27,727	397,882
Townsquare Media, Inc., Class A*	2,680	27,443
tronc, Inc.*	5,611	72,326
World Wrestling Entertainment, Inc., Class A (a)	10,017	204,046

		7,247,436

Metals & Mining 1.3%
AK Steel Holding Corp.* (a)	83,993	551,834
Allegheny Technologies, Inc. (a)	29,199	496,675
Ampco-Pittsburgh Corp.	2,249	33,173
Carpenter Technology Corp.	12,439	465,592
Century Aluminum Co.*	13,432	209,271
Cliffs Natural Resources, Inc.*	80,659	558,160
Coeur Mining, Inc.*	48,355	414,886
Commercial Metals Co.	30,976	601,864
Compass Minerals International, Inc. (a)	9,195	600,433
Gold Resource Corp. (a)	13,761	56,145
Handy & Harman Ltd.*	668	20,975
Haynes International, Inc.	3,334	121,058
Hecla Mining Co.	106,614	543,731
Kaiser Aluminum Corp.	4,555	403,209
Klondex Mines Ltd.*	47,278	159,327
Materion Corp.	5,522	206,523
Olympic Steel, Inc.	2,552	49,713
Ramaco Resources, Inc.* (a)	1,586	9,595
Ryerson Holding Corp.*	3,615	35,788
Schnitzer Steel Industries, Inc., Class A	7,222	181,994
SunCoke Energy, Inc.*	17,382	189,464
TimkenSteel Corp.* (a)	11,109	170,745
Warrior Met Coal, Inc.	4,507	77,205
Worthington Industries, Inc.	12,159	610,625

		6,767,985

Mortgage Real Estate Investment Trusts (REITs) 0.9%
AG Mortgage Investment Trust, Inc.	7,667	140,306
Anworth Mortgage Asset Corp.	27,665	166,267
Apollo Commercial Real Estate Finance, Inc.	26,089	483,951
Ares Commercial Real Estate Corp.	7,872	103,044
ARMOUR Residential REIT, Inc.	9,872	246,800
Capstead Mortgage Corp.	26,648	277,939
Cherry Hill Mortgage Investment Corp.	4,273	78,922
CYS Investments, Inc.	40,904	344,003
Dynex Capital, Inc.	15,006	106,543
Ellington Residential Mortgage REIT	3,108	45,563
Great Ajax Corp.	4,968	69,453
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,044	298,316
Invesco Mortgage Capital, Inc.	31,541	527,050
KKR Real Estate Finance Trust, Inc.	2,858	61,447

Common Stocks (continued)

	Shares	Market Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Ladder Capital Corp., Class A	20,220	$271,150
MTGE Investment Corp.	13,109	246,449
New York Mortgage Trust, Inc.	30,154	187,558
Orchid Island Capital, Inc.	8,414	82,962
Owens Realty Mortgage, Inc.	2,719	46,114
PennyMac Mortgage Investment Trust	18,640	340,926
Redwood Trust, Inc.	21,291	362,799
Resource Capital Corp.	8,641	87,879
Sutherland Asset Management Corp.	4,918	73,032
Western Asset Mortgage Capital Corp.	11,868	122,240

		4,770,713

Multiline Retail 0.3%
Big Lots, Inc. (a)	12,009	580,035
Dillard’s, Inc., Class A (a)	4,135	238,548
Fred’s, Inc., Class A (a)	9,854	90,952
JC Penney Co, Inc.* (a)	84,080	390,972
Ollie’s Bargain Outlet Holdings, Inc.*	12,822	546,217
Sears Holdings Corp.* (a)	3,038	26,917

		1,873,641

Multi-Utilities 0.5%
Avista Corp.	17,374	737,700
Black Hills Corp.	14,466	976,021
NorthWestern Corp.	13,115	800,277
Unitil Corp.	3,797	183,433

		2,697,431

Oil, Gas & Consumable Fuels 2.1%
Abraxas Petroleum Corp.*	45,000	72,900
Adams Resources & Energy, Inc.	528	21,690
Alon USA Energy, Inc.	9,323	124,182
Approach Resources, Inc.* (a)	11,578	39,018
Arch Coal, Inc., Class A (a)	5,915	403,994
Ardmore Shipping Corp.	7,389	60,220
Bill Barrett Corp.*	18,969	58,235
Bonanza Creek Energy, Inc.*	5,489	174,056
California Resources Corp.* (a)	11,668	99,761
Callon Petroleum Co.* (a)	54,614	579,455
Carrizo Oil & Gas, Inc.* (a)	16,734	291,506
Clean Energy Fuels Corp.*	36,715	93,256
Cloud Peak Energy, Inc.*	20,084	70,897
Contango Oil & Gas Co.*	6,916	45,922
CVR Energy, Inc. (a)	4,318	93,960
Delek US Holdings, Inc.	16,595	438,772
Denbury Resources, Inc.*	108,019	165,269
DHT Holdings, Inc.	21,992	91,267
Dorian LPG Ltd.*	5,123	41,906
Earthstone Energy, Inc.* (a)	2,635	26,376
Eclipse Resources Corp.*	23,578	67,433
Energy XXI Gulf Coast, Inc.* (a)	8,025	149,024
EP Energy Corp., Class A* (a)	10,616	38,855
Evolution Petroleum Corp.	7,888	63,893

22

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
EXCO Resources, Inc.* (a)	2	$5
Frontline Ltd. (a)	21,224	121,614
GasLog Ltd. (a)	11,050	168,512
Gastar Exploration, Inc.* (a)	49,209	45,568
Gener8 Maritime, Inc.*	12,684	72,172
Golar LNG Ltd. (a)	25,865	575,496
Green Plains, Inc. (a)	10,063	206,795
Halcon Resources Corp.* (a)	16,756	76,072
Hallador Energy Co.	3,995	31,041
International Seaways, Inc.*	7,863	170,391
Isramco, Inc.*	232	26,541
Jagged Peak Energy, Inc.* (a)	8,669	115,731
Jones Energy, Inc., Class A* (a)	16,948	27,117
Lilis Energy, Inc.* (a)	11,287	55,306
Matador Resources Co.* (a)	24,063	514,226
Midstates Petroleum Co., Inc.*	3,083	39,062
Navios Maritime Acquisition Corp.	22,206	32,643
Nordic American Tankers Ltd. (a)	26,381	167,256
Oasis Petroleum, Inc.*	63,064	507,665
Overseas Shipholding Group, Inc., Class A*	9,983	26,555
Pacific Ethanol, Inc.*	11,141	69,631
Panhandle Oil and Gas, Inc., Class A	4,465	103,141
Par Pacific Holdings, Inc.* (a)	8,446	152,366
PDC Energy, Inc.*	17,857	769,815
Peabody Energy Corp.* (a)	13,179	322,227
Penn Virginia Corp.* (a)	3,855	141,671
Renewable Energy Group, Inc.* (a)	10,235	132,543
Resolute Energy Corp.* (a)	5,880	175,048
REX American Resources Corp.*	1,520	146,771
Ring Energy, Inc.*	12,246	159,198
Sanchez Energy Corp.* (a)	14,335	102,925
SandRidge Energy, Inc.* (a)	9,206	158,435
Scorpio Tankers, Inc.	45,894	182,199
SemGroup Corp., Class A	17,834	481,518
Ship Finance International Ltd. (a)	16,676	226,794
SilverBow Resources, Inc.*	1,891	49,469
SRC Energy, Inc.*	54,429	366,307
Stone Energy Corp.* (a)	5,286	97,157
Teekay Corp.	13,465	89,812
Teekay Tankers Ltd., Class A	32,336	60,792
Tellurian, Inc.*	14,855	148,996
Ultra Petroleum Corp.* (a)	52,683	571,611
Uranium Energy Corp.* (a)	36,305	57,725
W&T Offshore, Inc.* (a)	25,685	50,343
Westmoreland Coal Co.*	5,529	26,926
WildHorse Resource Development Corp.* (a)	5,450	67,416

		11,202,451

Paper & Forest Products 0.6%
Boise Cascade Co.*	10,471	318,318
Clearwater Paper Corp.*	4,572	213,741
Deltic Timber Corp.	2,978	222,338
KapStone Paper and Packaging Corp.	23,261	479,875

Common Stocks (continued)

	Shares	Market Value

Paper & Forest Products (continued)
Louisiana-Pacific Corp.*	39,301	$947,547
Neenah Paper, Inc.	4,466	358,397
PH Glatfelter Co.	12,071	235,867
Schweitzer-Mauduit International, Inc.	8,141	303,089
Verso Corp., Class A* (a)	9,199	43,143

		3,122,315

Personal Products 0.2%
elf Beauty, Inc.* (a)	5,605	152,512
Inter Parfums, Inc.	4,849	177,716
Medifast, Inc.	3,005	124,617
Natural Health Trends Corp. (a)	2,130	59,320
Nature’s Sunshine Products, Inc.	2,743	36,345
Nutraceutical International Corp.	2,418	100,710
Revlon, Inc., Class A*	3,355	79,514
USANA Health Sciences, Inc.*	3,140	201,274

		932,008

Pharmaceuticals 2.0%
Aclaris Therapeutics, Inc.* (a)	5,439	147,506
Aerie Pharmaceuticals, Inc.*	8,180	429,859
Amphastar Pharmaceuticals, Inc.*	9,937	177,475
ANI Pharmaceuticals, Inc.*	2,129	99,637
Aratana Therapeutics, Inc.*	10,172	73,544
Assembly Biosciences, Inc.*	3,707	76,550
Catalent, Inc.*	33,942	1,191,364
Cempra, Inc.*	12,465	57,339
Clearside Biomedical, Inc.* (a)	5,569	50,734
Collegium Pharmaceutical, Inc.* (a)	6,136	76,761
Corcept Therapeutics, Inc.*	24,512	289,242
Corium International, Inc.* (a)	5,289	39,456
Depomed, Inc.* (a)	15,558	167,093
Dermira, Inc.*	10,294	299,967
Durect Corp.*	34,753	54,215
Heska Corp.*	1,650	168,415
Horizon Pharma plc*	43,405	515,217
Impax Laboratories, Inc.*	19,566	315,013
Innoviva, Inc.*	20,565	263,232
Intersect ENT, Inc.*	7,093	198,249
Intra-Cellular Therapies, Inc.*	9,570	118,859
Lannett Co., Inc.* (a)	7,741	157,916
Medicines Co. (The)* (a)	18,633	708,240
MyoKardia, Inc.*	4,631	60,666
Nektar Therapeutics*	39,962	781,257
Neos Therapeutics, Inc.* (a)	5,163	37,690
Novus Therapeutics, Inc.*	1	6
Ocular Therapeutix, Inc.* (a)	5,426	50,299
Omeros Corp.* (a)	11,190	222,737
Pacira Pharmaceuticals, Inc.*	10,618	506,479
Paratek Pharmaceuticals, Inc.*	6,356	153,180
Phibro Animal Health Corp., Class A	5,264	195,031
Prestige Brands Holdings, Inc.*	14,346	757,612
Reata Pharmaceuticals, Inc., Class A*	2,257	71,411

23

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
Revance Therapeutics, Inc.* (a)	5,640	$148,896
SciClone Pharmaceuticals, Inc.*	13,986	153,846
Sucampo Pharmaceuticals, Inc., Class A*	6,484	68,082
Supernus Pharmaceuticals, Inc.*	12,625	544,138
Teligent, Inc.* (a)	11,151	102,032
Tetraphase Pharmaceuticals, Inc.*	9,721	69,311
TherapeuticsMD, Inc.* (a)	41,908	220,855
Theravance Biopharma, Inc.* (a)	11,244	447,961
WaVe Life Sciences Ltd.* (a)	3,196	59,446
Zogenix, Inc.* (a)	6,383	92,553
Zynerba Pharmaceuticals, Inc.* (a)	3,095	52,522

		10,471,893

Professional Services 1.2%
Acacia Research Corp.*	13,289	54,485
Advisory Board Co. (The)*	11,084	570,826
Barrett Business Services, Inc.	1,876	107,476
BG Staffing, Inc.	1,931	33,561
CBIZ, Inc.*	13,514	202,710
Cogint, Inc.* (a)	4,065	20,528
CRA International, Inc.	2,376	86,296
Exponent, Inc.	6,963	405,943
Franklin Covey Co.*	3,130	60,409
FTI Consulting, Inc.*	11,234	392,741
GP Strategies Corp.*	3,541	93,482
Heidrick & Struggles International, Inc.	4,881	106,162
Hill International, Inc.*	9,162	47,642
Huron Consulting Group, Inc.*	5,854	252,893
ICF International, Inc.*	5,075	239,032
Insperity, Inc.	4,940	350,740
Kelly Services, Inc., Class A	8,155	183,080
Kforce, Inc.	6,656	130,458
Korn/Ferry International	13,823	477,308
Mistras Group, Inc.*	4,764	104,665
Navigant Consulting, Inc.*	13,297	262,749
On Assignment, Inc.*	13,698	741,747
Pendrell Corp.*	3,016	21,806
Resources Connection, Inc.	7,469	102,325
RPX Corp.*	12,452	173,705
TriNet Group, Inc.*	11,159	365,346
TrueBlue, Inc.*	11,290	299,185
WageWorks, Inc.*	10,054	675,629
Willdan Group, Inc.* (a)	2,044	62,444

		6,625,373

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	12,549	519,277
Altisource Portfolio Solutions SA* (a)	3,287	71,722
Consolidated-Tomoka Land Co.	1,132	64,467
Forestar Group, Inc.*	9,459	162,222
FRP Holdings, Inc.* (a)	1,755	80,993
HFF, Inc., Class A	9,577	332,992
Kennedy-Wilson Holdings, Inc. (a)	22,240	423,672

Common Stocks (continued)

	Shares	Market Value

Real Estate Management & Development (continued)
Marcus & Millichap, Inc.*	4,038	$106,442
Maui Land & Pineapple Co., Inc.*	1,716	34,835
RE/MAX Holdings, Inc., Class A	4,935	276,607
RMR Group, Inc. (The), Class A	1,992	96,911
St Joe Co. (The)*	13,101	245,644
Stratus Properties, Inc.	1,635	48,069
Tejon Ranch Co.*	3,645	75,233
Trinity Place Holdings, Inc.*	4,227	30,054

		2,569,140

Road & Rail 0.7%
ArcBest Corp.	6,576	135,466
Avis Budget Group, Inc.* (a)	20,254	552,327
Covenant Transportation Group, Inc., Class A*	3,228	56,587
Daseke, Inc.*	5,378	59,857
Heartland Express, Inc. (a)	12,354	257,210
Hertz Global Holdings, Inc.* (a)	14,920	171,580
Knight Transportation, Inc.	19,715	730,441
Marten Transport Ltd.	6,344	173,826
Roadrunner Transportation Systems, Inc.*	7,839	56,989
Saia, Inc.*	6,781	347,865
Schneider National, Inc., Class B	8,748	195,693
Swift Transportation Co.* (a)	19,726	522,739
Universal Logistics Holdings, Inc.	2,002	30,030
Werner Enterprises, Inc.	12,746	374,095
YRC Worldwide, Inc.*	8,704	96,788

		3,761,493

Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.*	10,637	688,108
Alpha & Omega Semiconductor Ltd.*	5,016	83,617
Ambarella, Inc.* (a)	8,617	418,355
Amkor Technology, Inc.*	26,917	262,979
Axcelis Technologies, Inc.*	8,095	169,590
AXT, Inc.*	9,947	63,163
Brooks Automation, Inc.	18,263	396,125
Cabot Microelectronics Corp.	6,712	495,547
CEVA, Inc.*	5,840	265,428
Cirrus Logic, Inc.*	17,410	1,091,955
Cohu, Inc.	7,295	114,823
Cree, Inc.*	26,321	648,813
CyberOptics Corp. *(a)	1,847	38,141
Diodes, Inc.*	10,179	244,601
DSP Group, Inc.*	5,765	66,874
Entegris, Inc.*	38,060	835,417
FormFactor, Inc.*	19,012	235,749
GSI Technology, Inc.*	3,715	29,200
Ichor Holdings Ltd.*	3,175	64,008
Impinj, Inc.* (a)	4,875	237,169
Inphi Corp.* (a)	11,406	391,226
Integrated Device Technology, Inc.*	36,266	935,300
IXYS Corp.*	6,638	109,195
Kopin Corp.*	17,193	63,786

24

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.*	32,797	$218,428
MACOM Technology Solutions Holdings, Inc.* (a)	10,935	609,845
MaxLinear, Inc.*	16,290	454,328
MKS Instruments, Inc.	14,516	976,927
Monolithic Power Systems, Inc.	10,750	1,036,300
Nanometrics, Inc.*	6,413	162,185
NeoPhotonics Corp.* (a)	8,570	66,160
NVE Corp.	1,325	102,025
PDF Solutions, Inc.* (a)	7,403	121,779
Photronics, Inc.*	17,486	164,368
Pixelworks, Inc.* (a)	7,653	35,127
Power Integrations, Inc.	7,713	562,278
Rambus, Inc.*	29,196	333,710
Rudolph Technologies, Inc.*	8,053	184,011
Semtech Corp.*	17,387	621,585
Sigma Designs, Inc.*	9,595	56,131
Silicon Laboratories, Inc.*	11,306	772,765
SunPower Corp.* (a)	16,168	151,009
Synaptics, Inc.*	9,411	486,643
Ultra Clean Holdings, Inc.*	8,947	167,756
Veeco Instruments, Inc.*	12,719	354,224
Xcerra Corp.*	15,035	146,892
Xperi Corp.	13,222	394,016

		16,127,661

Software 3.5%
8x8, Inc.*	23,759	345,693
A10 Networks, Inc.*	12,175	102,757
ACI Worldwide, Inc.*	30,992	693,291
Agilysys, Inc.*	3,829	38,749
American Software, Inc., Class A	6,500	66,885
Aspen Technology, Inc.*	20,246	1,118,794
Barracuda Networks, Inc.*	6,814	157,131
Blackbaud, Inc. (a)	12,805	1,098,029
Blackline, Inc.*	2,959	105,755
Bottomline Technologies de, Inc.*	10,740	275,911
BroadSoft, Inc.* (a)	8,305	357,530
Callidus Software, Inc.*	17,371	420,378
CommVault Systems, Inc.*	10,403	587,249
Digimarc Corp.*	2,621	105,233
Ebix, Inc. (a)	6,476	349,056
Ellie Mae, Inc.*	9,144	1,005,017
EnerNOC, Inc.*	8,013	62,101
Everbridge, Inc.*	4,566	111,228
Exa Corp.*	3,761	51,902
Fair Isaac Corp.	8,352	1,164,352
Gigamon, Inc.* (a)	9,793	385,355
Glu Mobile, Inc.* (a)	31,232	78,080
Guidance Software, Inc.*	6,144	40,612
HubSpot, Inc.*	9,088	597,536
Imperva, Inc.*	9,050	433,042
Inspired Entertainment, Inc.*	1,071	13,923

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Majesco*	1,607	$7,923
MicroStrategy, Inc., Class A*	2,555	489,717
Mitek Systems, Inc.*	8,175	68,670
MobileIron, Inc.*	13,135	79,467
Model N, Inc.*	6,405	85,187
Monotype Imaging Holdings, Inc.	11,312	207,010
Park City Group, Inc.* (a)	3,543	43,047
Paycom Software, Inc.* (a)	13,301	909,921
Paylocity Holding Corp.*	7,002	316,350
Pegasystems, Inc.	9,701	566,053
Progress Software Corp.	12,863	397,338
Proofpoint, Inc.* (a)	11,592	1,006,533
PROS Holdings, Inc.*	7,002	191,785
QAD, Inc., Class A	2,776	88,971
Qualys, Inc.*	8,463	345,290
Rapid7, Inc.*	5,431	91,404
RealNetworks, Inc.*	5,890	25,504
RealPage, Inc.*	15,811	568,405
RingCentral, Inc., Class A*	16,854	616,014
Rosetta Stone, Inc.*	5,169	55,722
Rubicon Project, Inc. (The)*	10,378	53,343
SecureWorks Corp., Class A* (a)	1,624	15,087
Silver Spring Networks, Inc.*	10,518	118,643
Synchronoss Technologies, Inc.*	11,060	181,937
Telenav, Inc.*	8,919	72,244
TiVo Corp.	31,510	587,662
Upland Software, Inc.*	1,917	42,155
Varonis Systems, Inc.*	5,162	192,026
VASCO Data Security International, Inc.*	8,404	120,597
Verint Systems, Inc.*	16,704	679,853
VirnetX Holding Corp.* (a)	12,912	58,750
Workiva, Inc.*	6,702	127,673
Zendesk, Inc.*	26,244	729,058
Zix Corp.*	15,845	90,158

		18,995,086

Specialty Retail 2.1%
Aaron’s, Inc.	17,109	665,540
Abercrombie & Fitch Co., Class A	18,107	225,251
American Eagle Outfitters, Inc.	44,804	539,888
America’s Car-Mart, Inc.* (a)	2,181	84,841
Asbury Automotive Group, Inc.*	5,078	287,161
Ascena Retail Group, Inc.* (a)	45,814	98,500
At Home Group, Inc.*	1,385	32,257
Barnes & Noble Education, Inc.*	11,115	118,152
Barnes & Noble, Inc.	17,572	133,547
Big 5 Sporting Goods Corp. (a)	5,754	75,090
Boot Barn Holdings, Inc.* (a)	3,977	28,157
Buckle, Inc. (The) (a)	7,835	139,463
Build-A-Bear Workshop, Inc.*	4,002	41,821
Caleres, Inc.	11,455	318,220
Camping World Holdings, Inc., Class A	3,216	99,214
Carvana Co.* (a)	4,118	84,295

25

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Cato Corp. (The), Class A	6,902	$121,406
Chico’s FAS, Inc.	35,039	330,067
Children’s Place, Inc. (The)	4,704	480,278
Citi Trends, Inc.	4,166	88,403
Conn’s, Inc.* (a)	5,428	103,675
Container Store Group, Inc. (The)*	3,978	23,550
DSW, Inc., Class A	18,053	319,538
Express, Inc.*	20,882	140,954
Finish Line, Inc. (The), Class A	11,093	157,188
Five Below, Inc.*	14,401	710,977
Francesca’s Holdings Corp.*	10,494	114,804
Genesco, Inc.*	5,472	185,501
GNC Holdings, Inc., Class A (a)	19,141	161,359
Group 1 Automotive, Inc. (a)	5,583	353,516
Guess?, Inc.	17,160	219,305
Haverty Furniture Cos., Inc.	5,383	135,113
Hibbett Sports, Inc.*	5,798	120,309
J. Jill, Inc.*	3,108	38,197
Kirkland’s, Inc.*	4,499	46,250
Lithia Motors, Inc., Class A (a)	6,388	601,941
Lumber Liquidators Holdings, Inc.* (a)	7,630	191,208
MarineMax, Inc.*	6,946	135,794
Monro Muffler Brake, Inc.	8,416	351,368
Office Depot, Inc.	139,025	784,101
Party City Holdco, Inc.* (a)	7,495	117,297
Pier 1 Imports, Inc.	21,722	112,737
Rent-A-Center, Inc. (a)	11,783	138,097
Restoration Hardware Holdings, Inc.* (a)	9,251	596,875
Select Comfort Corp.*	11,112	394,365
Shoe Carnival, Inc.	3,036	63,392
Sonic Automotive, Inc., Class A	7,224	140,507
Sportsman’s Warehouse Holdings, Inc.* (a)	9,825	53,055
Tailored Brands, Inc. (a)	13,484	150,481
Tile Shop Holdings, Inc.	9,076	187,419
Tilly’s, Inc., Class A	2,796	28,379
Vitamin Shoppe, Inc.*	6,588	76,750
West Marine, Inc.	4,594	59,033
Winmark Corp.	644	83,044
Zumiez, Inc.*	5,144	63,528

		11,151,158

Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.* (a)	29,577	553,090
Avid Technology, Inc.*	9,016	47,424
CPI Card Group, Inc. (a)	5,830	16,615
Cray, Inc.*	11,216	206,374
Diebold Nixdorf, Inc.	20,462	572,936
Eastman Kodak Co.* (a)	4,380	39,858
Electronics For Imaging, Inc.*	12,652	599,452
Immersion Corp.* (a)	7,545	68,509
Intevac, Inc.*	5,135	56,999
Pure Storage, Inc., Class A*	25,197	322,774
Quantum Corp.*	7,490	58,497

Common Stocks (continued)

	Shares	Market Value

Technology Hardware, Storage & Peripherals (continued)
Stratasys Ltd.*	13,136	$306,200
Super Micro Computer, Inc.*	10,337	254,807
USA Technologies, Inc.*	9,766	50,783

		3,154,318

Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.	7,831	454,668
Crocs, Inc.*	20,317	156,644
Culp, Inc.	2,790	90,675
Deckers Outdoor Corp.*	8,558	584,169
Delta Apparel, Inc.*	1,951	43,273
Fossil Group, Inc.* (a)	11,708	121,178
G-III Apparel Group Ltd.*	11,470	286,176
Iconix Brand Group, Inc.*	13,827	95,545
Movado Group, Inc.	4,311	108,853
Oxford Industries, Inc.	4,462	278,830
Perry Ellis International, Inc.*	3,147	61,241
Sequential Brands Group, Inc.* (a)	10,888	43,443
Steven Madden Ltd.*	15,924	636,164
Superior Uniform Group, Inc. (a)	2,189	48,924
Unifi, Inc.*	4,358	134,226
Vera Bradley, Inc.*	5,826	56,978
Wolverine World Wide, Inc.	25,479	713,667

		3,914,654

Thrifts & Mortgage Finance 2.2%
ASB Bancorp, Inc.* (a)	735	32,303
Astoria Financial Corp.	24,917	502,078
Bank Mutual Corp.	12,056	110,312
BankFinancial Corp.	4,109	61,306
Bear State Financial, Inc.	4,865	46,023
Beneficial Bancorp, Inc.	18,931	283,965
BofI Holding, Inc.* (a)	16,168	383,505
Capitol Federal Financial, Inc. (a)	34,476	489,904
Charter Financial Corp.	3,383	60,894
Clifton Bancorp, Inc.	6,268	103,610
Dime Community Bancshares, Inc.	8,670	169,932
Entegra Financial Corp.*	1,756	39,949
ESSA Bancorp, Inc.	2,063	30,367
Essent Group Ltd.*	20,875	775,298
Federal Agricultural Mortgage Corp., Class C	2,468	159,680
First Defiance Financial Corp.	2,489	131,121
Flagstar Bancorp, Inc.*	5,835	179,835
Greene County Bancorp, Inc. (a)	680	18,496
Hingham Institution for Savings	342	62,220
Home Bancorp, Inc.	1,526	64,886
HomeStreet, Inc.*	7,837	216,889
Impac Mortgage Holdings, Inc.* (a)	3,408	51,563
Kearny Financial Corp.	22,997	341,505
LendingTree, Inc.* (a)	1,710	294,462
Malvern Bancorp, Inc.* (a)	1,666	39,901
Meridian Bancorp, Inc.	13,076	220,984
Meta Financial Group, Inc.	2,413	214,757

26

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
MGIC Investment Corp.*	100,006	$1,120,067
Nationstar Mortgage Holdings, Inc.* (a)	7,964	142,476
NMI Holdings, Inc., Class A*	15,382	176,124
Northfield Bancorp, Inc.	11,907	204,205
Northwest Bancshares, Inc.	25,922	404,642
OceanFirst Financial Corp.	8,514	230,900
Ocwen Financial Corp.* (a)	28,668	77,117
Oritani Financial Corp.	10,911	186,033
PCSB Financial Corp.* (a)	4,898	83,560
PennyMac Financial Services, Inc., Class A*	3,934	65,698
PHH Corp.*	14,660	201,868
Provident Bancorp, Inc.*	1,146	25,785
Provident Financial Holdings, Inc.	1,686	32,455
Provident Financial Services, Inc.	16,501	418,795
Prudential Bancorp, Inc.	2,073	37,646
Radian Group, Inc.	58,087	949,722
Riverview Bancorp, Inc.	5,038	33,452
SI Financial Group, Inc.	2,754	44,339
Southern Missouri Bancorp, Inc.	1,569	50,616
Territorial Bancorp, Inc.	2,299	71,706
Timberland Bancorp, Inc. (a)	1,610	40,685
TrustCo Bank Corp.	25,205	195,339
United Community Financial Corp.	13,379	111,179
United Financial Bancorp, Inc.	13,575	226,567
Walker & Dunlop, Inc.*	7,404	361,537
Washington Federal, Inc.	24,150	801,780
Waterstone Financial, Inc.	7,283	137,285
Western New England Bancorp, Inc.	6,870	69,730
WSFS Financial Corp.	8,119	368,197

		11,955,250

Tobacco 0.2%
Turning Point Brands, Inc.*	1,623	24,897
Universal Corp.	6,625	428,638
Vector Group Ltd.	25,117	535,494

		989,029

Trading Companies & Distributors 1.2%
Aircastle Ltd.	12,870	279,922
Applied Industrial Technologies, Inc.	10,311	608,865
Beacon Roofing Supply, Inc.*	16,101	788,949
BMC Stock Holdings, Inc.*	17,641	385,456
CAI International, Inc.*	4,330	102,188
DXP Enterprises, Inc.*	4,179	144,175
EnviroStar, Inc. (a)	891	24,102
Foundation Building Materials, Inc.*	2,786	35,828
GATX Corp. (a)	10,578	679,848
GMS, Inc.*	6,346	178,323
H&E Equipment Services, Inc.	8,492	173,322
Herc Holdings, Inc.*	6,545	257,349
Huttig Building Products, Inc.* (a)	6,244	43,770
Kaman Corp.	7,230	360,560
Lawson Products, Inc.*	1,912	42,351

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors (continued)
MRC Global, Inc.*	24,138	$398,760
Neff Corp., Class A*	2,820	53,580
Nexeo Solutions, Inc.* (a)	6,933	57,544
NOW, Inc.*	28,753	462,348
Rush Enterprises, Inc., Class A*	8,000	297,440
Rush Enterprises, Inc., Class B*	1,513	55,088
SiteOne Landscape Supply, Inc.*	9,152	476,453
Textainer Group Holdings Ltd.*	7,333	106,329
Titan Machinery, Inc.*	4,581	82,366
Triton International Ltd.	11,799	394,559
Veritiv Corp.*	3,104	139,680
Willis Lease Finance Corp.*	1,215	32,477

		6,661,632

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	15,539	168,598

Water Utilities 0.4%
American States Water Co.	9,814	465,282
AquaVenture Holdings Ltd.*	3,071	46,771
Artesian Resources Corp., Class A	2,024	76,183
Cadiz, Inc.*	5,529	74,642
California Water Service Group	12,933	475,934
Connecticut Water Service, Inc.	3,010	167,085
Consolidated Water Co. Ltd.	4,111	50,976
Global Water Resources, Inc. (a)	2,172	21,503
Middlesex Water Co.	4,238	167,825
Pure Cycle Corp.* (a)	4,209	32,620
SJW Group	4,551	223,818
York Water Co. (The)	3,507	122,219

		1,924,858

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	10,206	152,682
Shenandoah Telecommunications Co. (a)	12,442	381,969
Spok Holdings, Inc.	5,862	103,758

		638,409

Total Common Stocks (cost $396,044,292)		522,442,221

Rights 0.0%†

	Number of Rights

Biotechnology 0.0%†
Dyax Corp., CVR* (b)(c)	37,889	47,361
Electronic Equipment, Instruments & Components 0.0%†
Gerber Scientific, Inc., CVR* (a)(b)	8,390	0

Total Rights (cost $ —)		47,361

27

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Repurchase Agreements 10.5%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $15,901,458, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value $16,218,000. (d)(e)	$15,900,000	$15,900,000
ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $30,354,239, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $30,958,486. (d)(e)	30,351,457	30,351,457
RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $10,002,061, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 02/15/25; total market value $10,200,291. (d)(e)	10,000,000	10,000,000

Total Repurchase Agreements (cost $56,251,457)		56,251,457

Total Investments (cost $452,295,749) (f) — 108.0%		578,741,039
Liabilities in excess of other assets — (8.0)%		(43,107,322)

NET ASSETS — 100.0%		$535,633,717

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $64,634,586, which was collateralized by cash used to purchase repurchase agreements with a total value of $56,251,457 and by $10,644,564 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%-8.13%, and maturity dates ranging from 07/13/17-02/15/47, a total value of $66,896,021.

(b)	Fair valued security.

(c)	Illiquid security.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $56,251,457.

(e)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
193	Russell 2000 Mini Future	09/15/17	$13,647,995	$141,178

At June 30, 2017, the Fund had $683,400 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

28

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund
Assets:
Investments, at value* (cost $396,044,292)	$522,489,582
Repurchase agreements, at value (cost $56,251,457)	56,251,457

Total Investments, at value (total cost $452,295,749)	578,741,039

Cash	12,889,362
Deposits with broker for futures contracts	683,400
Interest and dividends receivable	583,223
Security lending income receivable	73,659
Receivable for investments sold	101,029
Receivable for capital shares issued	158,068
Prepaid expenses	3,077

Total Assets	593,232,857

Liabilities:
Payable for investments purchased	425,589
Payable for capital shares redeemed	695,372
Payable for variation margin on futures contracts	37,084
Payable upon return of securities loaned (Note 2)	56,251,457
Accrued expenses and other payables:
Investment advisory fees	83,316
Fund administration fees	15,642
Distribution fees	18,710
Administrative servicing fees	4,470
Accounting and transfer agent fees	2,355
Custodian fees	2,082
Compliance program costs (Note 3)	503
Professional fees	17,906
Printing fees	10,330
Other	34,324

Total Liabilities	57,599,140

Net Assets	$535,633,717

Represented by:
Capital	$360,175,745
Accumulated undistributed net investment income	4,327,241
Accumulated net realized gains from investments and futures transactions	44,544,263
Net unrealized appreciation/(depreciation) from investments	126,445,290
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	141,178

Net Assets	$535,633,717

29

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund
Net Assets:
Class II Shares	$92,686,967
Class Y Shares	442,946,750

Total	$535,633,717

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	7,105,528
Class Y Shares	33,735,736

Total	40,841,264

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.04
Class Y Shares	$13.13

*	Includes value of securities on loan of $64,634,586 (Note 2).

The accompanying notes are an integral part of these financial statements.

30

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$3,805,475
Income from securities lending (Note 2)	466,864
Interest income	56,130
Foreign tax withholding	(306)

Total Income	4,328,163

EXPENSES:
Investment advisory fees	508,607
Fund administration fees	96,135
Distribution fees Class II Shares	106,003
Administrative servicing fees Class II Shares	63,603
Professional fees	21,377
Printing fees	7,713
Trustee fees	8,066
Custodian fees	8,788
Accounting and transfer agent fees	4,819
Compliance program costs (Note 3)	1,123
Index licensing fee	51,686
Other	2,490

Total expenses before fees waived	880,410

Administrative servicing fees waived - Class II (Note 3)	(29,681)

Net Expenses	850,729

NET INVESTMENT INCOME	3,477,434

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	28,436,630
Net realized gains from futures transactions (Note 2)	574,014

Net realized gains from investments and futures transactions	29,010,644

Net change in unrealized appreciation/(depreciation) from investments	(6,115,828)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	253,316

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(5,862,512)

Net realized/unrealized gains from investments and futures transactions	23,148,132

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$26,625,566

The accompanying notes are an integral part of these financial statements.

31

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$3,477,434	$6,613,087
Net realized gains from investments and futures transactions	29,010,644	22,606,867
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(5,862,512)	68,532,551

Change in net assets resulting from operations	26,625,566	97,752,505

Distributions to Shareholders From:
Net investment income:
Class II	–	(719,773)
Class Y	–	(5,527,592)
Net realized gains:
Class II	–	(7,782,005)
Class Y	–	(55,063,199)

Change in net assets from shareholder distributions	–	(69,092,569)

Change in net assets from capital transactions	(31,830,634)	54,077,695

Change in net assets	(5,205,068)	82,737,631

Net Assets:
Beginning of period	540,838,785	458,101,154

End of period	$535,633,717	$540,838,785

Accumulated undistributed net investment income at end of period	$4,327,241	$849,807

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$18,265,728	$29,164,179
Dividends reinvested	–	8,501,778
Cost of shares redeemed	(7,166,978)	(9,591,835)

Total Class II Shares	11,098,750	28,074,122

Class Y Shares
Proceeds from shares issued	11,407,193	21,974,908
Dividends reinvested	–	60,590,791
Cost of shares redeemed	(54,336,577)	(56,562,126)

Total Class Y Shares	(42,929,384)	26,003,573

Change in net assets from capital transactions	$(31,830,634)	$54,077,695

32

Statements of Changes in Net Assets (Continued)

	NVIT Small Cap Index Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class II Shares
Issued	1,441,051	2,440,043
Reinvested	–	749,847
Redeemed	(567,280)	(824,325)

Total Class II Shares	873,771	2,365,565

Class Y Shares
Issued	893,030	1,889,870
Reinvested	–	5,307,779
Redeemed	(4,199,726)	(4,518,781)

Total Class Y Shares	(3,306,696)	2,678,868

Total change in shares	(2,432,925)	5,044,433

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

33

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Small Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$12.45	0.07	0.52	0.59	–	–	–	$13.04	4.74%		$92,686,967	0.60%	1.04%	0.67%	13.04%
Year Ended December 31, 2016	$11.95	0.13	2.17	2.30	(0.12)	(1.68)	(1.80)	$12.45	20.87%		$77,556,189	0.60%	1.12%	0.67%	17.32%
Year Ended December 31, 2015	$13.86	0.14	(0.81)	(0.67)	(0.14)	(1.10)	(1.24)	$11.95	(4.88%	)	$46,201,177	0.60%	1.03%	0.67%	21.66%
Year Ended December 31, 2014	$14.01	0.13	0.48	0.61	(0.12)	(0.64)	(0.76)	$13.86	4.55%		$27,068,648	0.60%	0.93%	0.67%	20.63%
Period Ended December 31, 2013 (g)	$11.20	0.11	2.88	2.99	(0.18)	–	(0.18)	$14.01	26.80%		$10,733,829	0.57%	1.28%	0.64%	14.32%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$12.51	0.09	0.53	0.62	–	–	–	$13.13	4.96%		$442,946,750	0.27%	1.35%	0.27%	13.04%
Year Ended December 31, 2016	$11.99	0.17	2.18	2.35	(0.15)	(1.68)	(1.83)	$12.51	21.22%		$463,282,596	0.28%	1.43%	0.28%	17.32%
Year Ended December 31, 2015	$13.89	0.18	(0.81)	(0.63)	(0.17)	(1.10)	(1.27)	$11.99	(4.54%	)	$411,899,977	0.27%	1.32%	0.27%	21.66%
Year Ended December 31, 2014	$14.02	0.17	0.49	0.66	(0.15)	(0.64)	(0.79)	$13.89	4.92%		$527,470,982	0.27%	1.20%	0.27%	20.63%
Year Ended December 31, 2013	$10.25	0.17	3.79	3.96	(0.19)	–	(0.19)	$14.02	38.75%		$517,203,818	0.26%	1.36%	0.26%	14.32%
Year Ended December 31, 2012	$8.95	0.19	1.28	1.47	(0.17)	–	(0.17)	$10.25	16.46%		$432,970,994	0.26%	1.93%	0.26%	15.42%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of May 1, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

34

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) ) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Small Cap Index Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, other unaffiliated insurance companies, and other series of the Trust that operate as fund of funds, such as the NVIT Investor Destinations Funds.

The Fund currently offers Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

35

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

36

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$522,442,221	$—	$—	$522,442,221
Futures Contracts	141,178	—	—	141,178
Repurchase Agreements	—	56,251,457	—	56,251,457
Rights	—	—	47,361	47,361
Total	$522,583,399	$56,251,457	$47,361	$578,882,217

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2017, the Fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/16	$96,567	$96,567
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	56,259	56,259
Change in Unrealized Appreciation/(Depreciation)	(49,206)	(49,206)
Purchases	—	—
Sales	(56,259)	(56,259)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$47,361	$47,361
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 06/30/17*	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments,”.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s

37

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts (a)
Equity risk	Unrealized appreciation from futures contracts	$141,178
Total		$141,178

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$574,014
Total	$574,014

38

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$253,316
Total	$253,316

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$19,305,044

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at anytime.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $56,251,457, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in

39

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% – 3.63%, maturing 02/15/18 – 05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% – 4.50%, maturing 07/01/41 – 06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89% – 2.00%, maturing 04/30/19 – 02/15/25; total market value $153,004,365.

40

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
BNP Paribas Securities Corp.	$15,900,000	$—	$15,900,000	$(15,900,000)	$—
ML Pierce Fenner & Smith, Inc.	30,351,457	—	30,351,457	(30,351,457)	—
RBS Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Total	$56,251,457	$—	$56,251,457	$(56,251,457)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

41

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

42

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.19%
$1.5 billion up to $3 billion	0.17%
$3 billion and more	0.16%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.19%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.28% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $96,135 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

43

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $1,123.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares. The Trust and NFS have entered into a written contract waiving 0.07% of these fees for Class II shares of the Fund until April 30, 2018.

For the six months ended June 30, 2017, the effective rate for administrative services fees before contractual fee waivers was 0.15%, and after contractual fee waivers was 0.08% for Class II shares.

For the six months ended June 30, 2017, the Fund’s total administrative services fees were $63,603. During the six months ended June 30, 2017, the waiver of such administrative services fees by NFS amounted to $29,681 for which NFS shall not be entitled to reimbursement by the Fund for any amount waived.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $67,764,149 and sales of $86,378,057 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments

44

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal six months ended June 30, 2017 was as follows:

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$458,286,582	$156,870,859	$(36,416,402)	$120,454,457

45

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

46

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Bond Index Fund

NVIT International Index Fund

NVIT Mid Cap Index Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Adviser (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to

47

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the Board materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Index Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund (before expenses and exclusive of securities lending revenue) other than NVIT S&P 500 Index Fund was equal to or exceeded that of its benchmark index. With respect to the NVIT S&P 500 Index Fund, the Trustees considered the Adviser’s statements that its performance was negatively impacted due to the effect of cash flows into and out of the Fund.

The Trustees also considered that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of the Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) was ranked within the first quintile of its Broadridge expense group. The Trustees determined that each Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

48

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

49

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

50

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

51

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

52

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

53

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

54

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

55

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

56

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

SAR-MM-IG 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Multi-Manager International Growth Fund

Asset Allocation†

Common Stocks	93.4%
Short-Term Investment	3.6%
Repurchase Agreement	0.1%
Other assets in excess of liabilities	2.9%
100.0%

Top Industries††

Capital Markets	7.5%
Banks	6.4%
Media	6.4%
IT Services	4.9%
Beverages	4.7%
Semiconductors & Semiconductor Equipment	4.7%
Internet Software & Services	3.9%
Professional Services	3.7%
Oil, Gas & Consumable Fuels	3.7%
Pharmaceuticals	3.2%
Other Industries*	50.9%
100.0%

Top Holdings††

Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class	3.7%
RELX plc	2.3%
Deutsche Boerse AG	2.2%
SAP SE	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Amcor Ltd.	1.9%
Broadcom Ltd.	1.9%
Fomento Economico Mexicano SAB de CV, ADR	1.9%
CGI Group, Inc., Class A	1.9%
Sky plc	1.8%
Other Holdings*	78.3%
100.0%

Top Countries††

United Kingdom	16.5%
Germany	8.4%
Japan	8.4%
Canada	8.3%
Switzerland	7.1%
United States	5.7%
France	5.3%
Australia	4.5%
Brazil	3.8%
Hong Kong	3.7%
Other Countries*	28.3%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

5

Shareholder Expense Example	NVIT Multi-Manager International Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager International Growth Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,144.60	5.64	1.06
	Hypothetical	(b)(c)	1,000.00	1,019.54	5.31	1.06
Class II Shares	Actual	(b)	1,000.00	1,145.10	6.97	1.31
	Hypothetical	(b)(c)	1,000.00	1,018.30	6.56	1.31
Class Y Shares	Actual	(b)	1,000.00	1,146.80	4.84	0.91
	Hypothetical	(b)(c)	1,000.00	1,020.28	4.56	0.91

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 93.4%

	Shares	Market Value

AUSTRALIA 4.4%
Beverages 0.5%
Treasury Wine Estates Ltd.	491,580	$4,970,830

Biotechnology 0.8%
CSL Ltd.	67,610	7,175,432

Commercial Services & Supplies 0.7%
Brambles Ltd.	811,918	6,071,188

Containers & Packaging 1.9%
Amcor Ltd.	1,348,931	16,804,630

Diversified Financial Services 0.4%
Challenger Ltd.	402,530	4,128,143

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.	77,370	1,341,360

		40,491,583

AUSTRIA 0.2%
Construction Materials 0.2%
Wienerberger AG	96,730	2,200,529

BELGIUM 0.4%
Biotechnology 0.2%
Galapagos NV*	24,310	1,858,414

Chemicals 0.2%
Umicore SA	21,590	1,501,823

		3,360,237

BRAZIL 3.7%
Banks 0.8%
Banco Bradesco SA, ADR*	822,747	6,993,350

Capital Markets 1.3%
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros*	2,144,632	12,785,318

Diversified Consumer Services 0.3%
Kroton Educacional SA	567,277	2,546,231

IT Services 1.3%
Cielo SA	1,618,169	12,015,744

		34,340,643

CANADA 8.0%
Containers & Packaging 0.4%
CCL Industries, Inc., Class B	67,900	3,435,317

Energy Equipment & Services 0.1%
Trican Well Service Ltd.*	456,420	1,277,610

Food Products 0.1%
Premium Brands Holdings Corp.	17,150	1,230,441

Insurance 1.4%
Fairfax Financial Holdings Ltd.	17,007	7,370,530
Great-West Lifeco, Inc.	216,135	5,858,379

		13,228,909

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
IT Services 1.8%
CGI Group, Inc., Class A*	324,562	$16,583,496

Metals & Mining 0.3%
Lundin Mining Corp.	184,220	1,046,963
Teck Resources Ltd., Class B	73,200	1,268,556

		2,315,519

Multiline Retail 0.3%
Dollarama, Inc.	27,308	2,609,295

Oil, Gas & Consumable Fuels 2.5%
Cenovus Energy, Inc.	639,430	4,713,873
PrairieSky Royalty Ltd.	327,110	7,448,765
Seven Generations Energy Ltd., Class A*	72,530	1,242,205
Suncor Energy, Inc.	340,222	9,940,632

		23,345,475

Road & Rail 0.9%
Canadian National Railway Co.	97,293	7,894,178

Specialty Retail 0.2%
Sleep Country Canada Holdings, Inc. (a)	52,860	1,677,351

		73,597,591

CHINA 2.1%
Automobiles 0.3%
Brilliance China Automotive Holdings Ltd.	1,694,000	3,085,300

Electronic Equipment, Instruments & Components 0.2%
Sunny Optical Technology Group Co. Ltd.	195,000	1,746,231

Hotels, Restaurants & Leisure 0.2%
China Lodging Group Ltd., ADR*	24,627	1,986,906

Internet Software & Services 1.2%
Baidu, Inc., ADR*	34,609	6,190,167
Momo, Inc., ADR*	54,340	2,008,406
Weibo Corp., ADR*	30,924	2,055,518

		10,254,091

Textiles, Apparel & Luxury Goods 0.1%
Shenzhou International Group Holdings Ltd.	158,000	1,038,909

Water Utilities 0.1%
Beijing Enterprises Water Group Ltd.	1,628,000	1,263,382

		19,374,819

DENMARK 2.8%
Beverages 1.7%
Carlsberg A/S, Class B	143,963	15,384,668

Biotechnology 0.4%
Genmab A/S*	17,149	3,656,507

Road & Rail 0.7%
DSV A/S	104,780	6,436,022

		25,477,197

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FINLAND 0.7%
Auto Components 0.2%
Nokian Renkaat OYJ	47,690	$1,974,057

Machinery 0.5%
Cargotec OYJ, Class B	48,548	3,079,680
Konecranes OYJ	35,532	1,504,349

		4,584,029

		6,558,086

FRANCE 5.2%
Aerospace & Defense 0.2%
Thales SA	18,370	1,977,059

Beverages 0.5%
Pernod Ricard SA	31,659	4,239,367

Chemicals 0.3%
Arkema SA	28,130	3,004,052

Construction & Engineering 0.3%
Eiffage SA	25,870	2,350,057

Electrical Equipment 1.4%
Nexans SA	36,246	1,984,931
Schneider Electric SE*	154,625	11,882,854

		13,867,785

Health Care Equipment & Supplies 1.0%
BioMerieux	13,580	2,940,708
Essilor International SA	45,815	5,828,252

		8,768,960

Household Durables 0.3%
SEB SA	14,903	2,674,918

Media 0.8%
Publicis Groupe SA	98,770	7,361,630

Professional Services 0.4%
Teleperformance*	27,490	3,524,823

		47,768,651

GERMANY 8.0%
Air Freight & Logistics 0.8%
Deutsche Post AG (Registered)	194,904	7,316,356

Capital Markets 2.2%
AURELIUS Equity Opportunities SE & Co. KGaA	18,767	1,008,574
Deutsche Boerse AG	188,000	19,858,463

		20,867,037

Insurance 1.4%
Allianz SE (Registered)	67,696	13,359,275

Machinery 0.3%
KION Group AG	37,404	2,861,127

Media 0.9%
ProSiebenSat.1 Media SE	192,058	8,056,733

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Metals & Mining 0.1%
Salzgitter AG	27,090	$1,105,561

Software 2.1%
SAP SE	187,626	19,639,068

Wireless Telecommunication Services 0.2%
Drillisch AG (b)	26,695	1,610,292

		74,815,449

HONG KONG 3.6%
Gas Utilities 0.1%
China Gas Holdings Ltd.	474,000	956,930

Hotels, Restaurants & Leisure 1.2%
Galaxy Entertainment Group Ltd.	1,768,000	10,730,531

Household Durables 0.3%
Haier Electronics Group Co. Ltd.*	969,000	2,519,307

Industrial Conglomerates 1.7%
CK Hutchison Holdings Ltd.	1,246,088	15,637,839

Semiconductors & Semiconductor Equipment 0.3%
ASM Pacific Technology Ltd.	228,100	3,077,692

		32,922,299

INDIA 0.8%
Banks 0.2%
Yes Bank Ltd.	72,990	1,651,226

Construction Materials 0.2%
Dalmia Bharat Ltd.*	39,830	1,521,435

IT Services 0.3%
Vakrangee Ltd.	475,145	3,165,511

Thrifts & Mortgage Finance 0.1%
Indiabulls Housing Finance Ltd.	54,960	914,139

		7,252,311

INDONESIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
United Tractors Tbk. PT	1,542,400	3,174,578

IRELAND 0.1%
Food Products 0.1%
Glanbia plc	52,480	1,029,985

ISRAEL 1.4%
Pharmaceuticals 1.4%
Teva Pharmaceutical Industries Ltd., ADR	383,090	12,726,250

ITALY 1.8%
Automobiles 0.4%
Ferrari NV	33,830	2,911,111

Banks 1.0%
FinecoBank Banca Fineco SpA	124,920	984,680
Intesa Sanpaolo SpA	2,303,627	7,327,405

		8,312,085

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Beverages 0.1%
Davide Campari-Milano SpA	169,500	$1,198,311

Construction Materials 0.1%
Buzzi Unicem SpA	52,960	1,320,557

Machinery 0.1%
Industria Macchine Automatiche SpA	13,950	1,283,429

Textiles, Apparel & Luxury Goods 0.1%
Salvatore Ferragamo SpA	47,719	1,274,075

		16,299,568

JAPAN 8.1%
Auto Components 0.2%
NGK Spark Plug Co. Ltd.	76,400	1,636,527

Building Products 0.2%
LIXIL Group Corp.	67,400	1,689,388

Chemicals 0.2%
Taiyo Nippon Sanso Corp.	134,000	1,511,420

Electrical Equipment 0.2%
Mabuchi Motor Co. Ltd.	29,000	1,449,503

Electronic Equipment, Instruments & Components 0.9%
Alps Electric Co. Ltd.	61,800	1,795,187
Keyence Corp.	11,848	5,215,820
Omron Corp.	26,900	1,170,941
Topcon Corp.	61,400	1,060,894

		9,242,842

Food & Staples Retailing 0.1%
Ain Holdings, Inc.	11,500	832,247

Food Products 0.1%
Calbee, Inc.	11,800	464,129

Internet & Direct Marketing Retail 0.2%
Start Today Co. Ltd.	57,000	1,404,747

Internet Software & Services 1.0%
Yahoo Japan Corp.	2,256,600	9,809,951

IT Services 0.1%
GMO Payment Gateway, Inc.	23,500	1,302,474

Machinery 1.0%
FANUC Corp.	27,700	5,361,217
Komatsu Ltd.	144,200	3,701,246

		9,062,463

Media 0.2%
CyberAgent, Inc.	55,100	1,711,218

Multiline Retail 0.5%
Don Quijote Holdings Co. Ltd.	54,600	2,074,517
Seria Co. Ltd.	45,700	2,207,862

		4,282,379

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Personal Products 0.7%
Kao Corp.	106,400	$6,326,368

Pharmaceuticals 0.2%
Nippon Shinyaku Co. Ltd.	35,600	2,278,908

Professional Services 0.2%
Persol Holdings Co. Ltd.	92,500	1,737,908

Semiconductors & Semiconductor Equipment 0.5%
Disco Corp.	9,600	1,539,758
Sumco Corp.	208,400	3,029,083

		4,568,841

Specialty Retail 0.3%
Nitori Holdings Co. Ltd.	18,400	2,463,084

Tobacco 1.3%
Japan Tobacco, Inc.	368,500	12,952,076

		74,726,473

LUXEMBOURG 0.2%
Multiline Retail 0.2%
B&M European Value Retail SA	444,362	1,961,814

MEXICO 2.5%
Beverages 1.8%
Fomento Economico Mexicano SAB de CV, ADR	169,178	16,636,965

Media 0.7%
Grupo Televisa SAB, ADR	258,936	6,310,270

		22,947,235

NETHERLANDS 1.4%
Oil, Gas & Consumable Fuels 0.6%
Royal Dutch Shell plc, Class B	190,800	5,122,296

Professional Services 0.8%
Wolters Kluwer NV	184,370	7,797,555

		12,919,851

RUSSIA 0.4%
Food & Staples Retailing 0.3%
X5 Retail Group NV, GDR*	77,052	2,669,852

Internet Software & Services 0.1%
Yandex NV, Class A*	48,760	1,279,462

		3,949,314

SINGAPORE 1.0%
Banks 1.0%
United Overseas Bank Ltd.	541,062	9,083,696

SOUTH AFRICA 0.1%
Banks 0.1%
Capitec Bank Holdings Ltd.	12,240	776,546

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA 2.7%
Biotechnology 0.3%
Hugel, Inc.*	1,973	$964,692
Medy-Tox, Inc.	4,257	2,084,650

		3,049,342

Electronic Equipment, Instruments & Components 0.3%
Samsung SDI Co. Ltd.	17,740	2,663,191

Food & Staples Retailing 0.2%
BGF retail Co. Ltd.	15,700	1,387,065

Household Durables 0.1%
Hanssem Co. Ltd.	4,000	643,271

Internet Software & Services 1.2%
NAVER Corp.	16,359	11,991,651

Media 0.1%
CJ CGV Co. Ltd.	14,040	903,532

Technology Hardware, Storage & Peripherals 0.5%
Samsung Electronics Co. Ltd.	2,207	4,596,788

		25,234,840

SPAIN 1.3%
Banks 0.1%
Bankia SA	248,262	1,200,781

IT Services 1.2%
Amadeus IT Group SA	174,743	10,445,392

		11,646,173

SWEDEN 2.8%
Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	429,891	3,090,972

Diversified Financial Services 1.8%
Investor AB, Class B	321,762	15,523,901

Health Care Equipment & Supplies 0.5%
Getinge AB, Class B	251,360	4,923,202

Metals & Mining 0.1%
SSAB AB, Class A*	216,450	987,843

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	68,380	1,317,954

		25,843,872

SWITZERLAND 6.9%
Capital Markets 2.9%
Julius Baer Group Ltd.*	221,706	11,714,110
Partners Group Holding AG	4,020	2,496,061
UBS Group AG (Registered)*	708,510	12,048,841

		26,259,012

Chemicals 0.2%
Sika AG	320	2,054,441

Life Sciences Tools & Services 0.5%
Lonza Group AG (Registered)*	21,002	4,549,373

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Marine 0.5%
Kuehne + Nagel International AG (Registered)	26,065	$4,357,638

Pharmaceuticals 1.5%
Novartis AG (Registered)	60,871	5,084,348
Roche Holding AG	34,749	8,878,888

		13,963,236

Technology Hardware, Storage & Peripherals 0.4%
Logitech International SA (Registered)	103,477	3,807,638

Textiles, Apparel & Luxury Goods 0.9%
Cie Financiere Richemont SA (Registered)	102,672	8,495,990

		63,487,328

TAIWAN 2.2%
Hotels, Restaurants & Leisure 0.1%
Gourmet Master Co. Ltd.	57,300	617,639

Machinery 0.3%
Airtac International Group	234,000	2,765,651

Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,501,629	17,091,663

		20,474,953

THAILAND 1.3%
Banks 1.3%
Kasikornbank PCL, NVDR	2,047,400	11,952,804

TURKEY 1.1%
Airlines 0.3%
Turk Hava Yollari AO*	1,083,790	2,479,307

Banks 0.8%
Akbank TAS	2,667,798	7,430,929

		9,910,236

UNITED KINGDOM 15.9%
Airlines 0.2%
easyJet plc	116,130	2,057,255

Banks 1.1%
Lloyds Banking Group plc	11,999,551	10,340,930

Capital Markets 0.8%
Aberdeen Asset Management plc	1,346,722	5,302,183
London Stock Exchange Group plc	10,860	516,583
NEX Group plc	192,450	1,566,055

		7,384,821

Containers & Packaging 0.2%
RPC Group plc	223,319	2,188,661

Electrical Equipment 0.5%
Melrose Industries plc	1,320,724	4,172,456

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Equity Real Estate Investment Trusts (REITs) 0.1%
Segro plc	173,850	$1,108,079

Health Care Equipment & Supplies 0.8%
Smith & Nephew plc	434,303	7,499,763

Hotels, Restaurants & Leisure 1.4%
Compass Group plc	628,286	13,261,574

Industrial Conglomerates 0.4%
DCC plc	35,720	3,252,985

Internet & Direct Marketing Retail 0.2%
ASOS plc*	23,850	1,785,172

Internet Software & Services 0.1%
Just Eat plc*	147,300	1,257,320

Machinery 0.2%
CNH Industrial NV	171,940	1,949,929

Media 3.7%
Informa plc	988,300	8,620,332
Sky plc	1,253,650	16,236,193
WPP plc	393,239	8,280,310

		33,136,835

Multiline Retail 0.8%
Next plc	153,739	7,721,368

Personal Products 1.3%
Unilever NV, CVA	213,966	11,811,308

Professional Services 2.2%
RELX plc	933,622	20,182,109

Semiconductors & Semiconductor Equipment 0.0%†
Dialog Semiconductor plc*	8,090	345,648

Tobacco 1.7%
British American Tobacco plc	229,385	15,630,966

Trading Companies & Distributors 0.2%
Ashtead Group plc	103,420	2,140,031

		147,227,210

UNITED STATES 2.0%
Semiconductors & Semiconductor Equipment 1.8%
Broadcom Ltd.	71,500	16,663,075

Textiles, Apparel & Luxury Goods 0.2%
Samsonite International SA	406,800	1,699,528

		18,362,603

Total Common Stocks (cost $737,200,421)		861,894,724

Short-Term Investment 3.6%

	Principal Amount	Market Value

Money Market Fund 3.6%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.18% (c)	$33,136,134	$33,149,388

Total Short-Term Investment (cost $33,149,388)		33,149,388

Repurchase Agreement 0.1%
ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $1,191,415, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $1,215,132. (d)(e)	1,191,306	1,191,306

Total Repurchase Agreement (cost $1,191,306)		1,191,306

Total Investments (cost $771,541,115) (f) — 97.1%		896,235,418
Other assets in excess of liabilities — 2.9%		26,455,663

NET ASSETS — 100.0%		$922,691,081

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $1,677,351 which represents 0.18% of net assets.

(b)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $1,135,257, which was collateralized by cash used to purchase a repurchase agreement with a value of $1,191,306.

(c)	Represents 7-day effective yield as of June 30, 2017.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $1,191,306.

(e)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AO	Incorporated

A/S	Minimum Capital Public Traded Company

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

OYJ	Public Traded Company

PCL	Public Company Limited

plc	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

TAS	Joint Stock Company

Tbk. PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Multi- Manager International Growth Fund
Assets:
Investments, at value* (cost $770,349,809)	$895,044,112
Repurchase agreement, at value (cost $1,191,306)	1,191,306

Total Investments, at value (total cost $771,541,115)	896,235,418

Cash	27,070,101
Foreign currencies, at value (cost $2,087,699)	2,092,159
Interest and dividends receivable	1,980,658
Security lending income receivable	4,964
Receivable for investments sold	7,313,237
Receivable for capital shares issued	24,743
Reclaims receivable	1,121,410
Prepaid expenses	5,468

Total Assets	935,848,158

Liabilities:
Payable for investments purchased	10,557,976
Payable for capital shares redeemed	235,075
Payable upon return of securities loaned (Note 2)	1,191,306
Accrued expenses and other payables:
Investment advisory fees	647,960
Fund administration fees	26,623
Distribution fees	24,566
Administrative servicing fees	28,293
Accounting and transfer agent fees	4,789
Deferred capital gain country tax	374,426
Custodian fees	4,646
Compliance program costs (Note 3)	945
Professional fees	43,388
Printing fees	15,701
Other	1,383

Total Liabilities	13,157,077

Net Assets	$922,691,081

Represented by:
Capital	$721,756,529
Accumulated undistributed net investment income	12,125,326
Accumulated net realized gains from investments and foreign currency transactions	64,494,772
Net unrealized appreciation/(depreciation) from investments†	124,319,877
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(5,423)

Net Assets	$922,691,081

Class I Shares	$87,489,845
Class II Shares	118,637,924
Class Y Shares	716,563,312

Total	$922,691,081

13

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Multi- Manager International Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	7,892,960
Class II Shares	10,740,806
Class Y Shares	64,625,136

Total	83,258,902

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.08
Class II Shares	$11.05
Class Y Shares	$11.09

*	Includes value of securities on loan of $1,135,257 (Note 2).
†	Net of $374,426 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Multi- Manager International Growth Fund
INVESTMENT INCOME:
Dividend income	$14,748,688
Interest income	115,896
Income from securities lending (Note 2)	100,121
Foreign tax withholding	(1,205,716)

Total Income	13,758,989

EXPENSES:
Investment advisory fees	4,129,356
Fund administration fees	158,543
Distribution fees Class II Shares	146,172
Administrative servicing fees Class I Shares	62,970
Administrative servicing fees Class II Shares	87,703
Professional fees	45,752
Printing fees	12,065
Trustee fees	14,511
Custodian fees	19,768
Accounting and transfer agent fees	9,668
Compliance program costs (Note 3)	1,999
Other	11,749

Total Expenses	4,700,256

NET INVESTMENT INCOME	9,058,733

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	71,145,888
Net realized losses from foreign currency transactions (Note 2)	(147,488)

Net realized gains from investments and foreign currency transactions	70,998,400

Net change in unrealized appreciation/(depreciation) from investments††	55,388,757
Net change in unrealized appreciation/(depreciation) from foreign currency contracts (Note 2)	3,971
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	116,520

Net change in unrealized appreciation/(depreciation) from investments, foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	55,509,248

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	126,507,648

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$135,566,381

†	Net of capital gain country taxes of $66,345.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $295,028.

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT Multi-Manager International Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$9,058,733	$13,590,289
Net realized gains/(losses) from investments and foreign currency transactions	70,998,400	(3,119,819)
Net change in unrealized appreciation/(depreciation) from investments foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	55,509,248	(32,162,840)

Change in net assets resulting from operations	135,566,381	(21,692,370)

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,221,404)
Class II	–	(1,392,540)
Class Y	–	(13,930,216)
Net realized gains:
Class I	–	(1,852,845)
Class II	–	(2,533,463)
Class Y	–	(18,853,610)

Change in net assets from shareholder distributions	–	(39,784,078)

Change in net assets from capital transactions	(247,118,979)	2,603,944

Change in net assets	(111,552,598)	(58,872,504)

Net Assets:
Beginning of period	1,034,243,679	1,093,116,183

End of period	$922,691,081	$1,034,243,679

Accumulated undistributed net investment income at end of period	$12,125,326	$3,066,593

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$946,708	$1,261,225
Dividends reinvested	–	3,074,249
Cost of shares redeemed	(4,701,628)	(11,381,190)

Total Class I Shares	(3,754,920)	(7,045,716)

Class II Shares
Proceeds from shares issued	5,086,104	6,424,696
Dividends reinvested	–	3,926,003
Cost of shares redeemed	(12,387,443)	(18,538,406)

Total Class II Shares	(7,301,339)	(8,187,707)

Class Y Shares
Proceeds from shares issued	15,377,490	20,896,505
Dividends reinvested	–	32,783,826
Cost of shares redeemed	(251,440,210)	(35,842,964)

Total Class Y Shares	(236,062,720)	17,837,367

Change in net assets from capital transactions	$(247,118,979)	$2,603,944

16

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	89,160	125,953
Reinvested	–	306,990
Redeemed	(446,991)	(1,132,183)

Total Class I Shares	(357,831)	(699,240)

Class II Shares
Issued	517,766	638,587
Reinvested	–	392,792
Redeemed	(1,185,907)	(1,851,882)

Total Class II Shares	(668,141)	(820,503)

Class Y Shares
Issued	1,440,991	2,099,611
Reinvested	–	3,275,171
Redeemed	(24,093,942)	(3,495,569)

Total Class Y Shares	(22,652,951)	1,879,213

Total change in shares	(23,678,923)	359,470

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (e)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.68	0.10	1.30	1.40	–	–	–	$11.08	14.46%		$87,489,845	1.06%	1.88%	1.06%	21.58%
Year Ended December 31, 2016	$10.26	0.12	(0.33)	(0.21)	(0.15)	(0.22)	(0.37)	$9.68	(2.12%	)	$79,841,390	1.06%	1.21%	1.06%	47.81%
Year Ended December 31, 2015	$11.09	0.13	(0.21)	(0.08)	(0.08)	(0.67)	(0.75)	$10.26	(0.49%	)	$91,842,445	1.05%	1.17%	1.05%	53.94%
Year Ended December 31, 2014	$12.08	0.19	(0.27)	(0.08)	(0.27)	(0.64)	(0.91)	$11.09	(1.01%	)	$104,272,719	1.05%	1.57%	1.05%	51.01%
Year Ended December 31, 2013	$10.08	0.12	2.03	2.15	(0.15)	–	(0.15)	$12.08	21.36%		$206,920	1.03%	1.08%	1.03%	57.20%
Year Ended December 31, 2012	$8.76	0.11	1.28	1.39	(0.07)	–	(0.07)	$10.08	15.92%		$80,739	0.91%	1.20%	0.91%	56.29%

Class II Shares (f)
Six Months Ended June 30, 2017 (Unaudited)	$9.65	0.08	1.32	1.40	–	–	–	$11.05	14.51%		$118,637,924	1.31%	1.61%	1.31%	21.58%
Year Ended December 31, 2016	$10.24	0.09	(0.34)	(0.25)	(0.12)	(0.22)	(0.34)	$9.65	(2.47%	)	$110,148,490	1.31%	0.95%	1.31%	47.81%
Year Ended December 31, 2015	$11.02	0.10	(0.20)	(0.10)	(0.01)	(0.67)	(0.68)	$10.24	(0.65%	)	$125,215,417	1.30%	0.91%	1.30%	53.94%
Year Ended December 31, 2014	$12.04	0.14	(0.26)	(0.12)	(0.26)	(0.64)	(0.90)	$11.02	(1.35%	)	$141,982,114	1.30%	1.15%	1.30%	51.01%
Year Ended December 31, 2013	$10.04	0.11	2.00	2.11	(0.11)	–	(0.11)	$12.04	21.08%		$167,668,471	1.31%	1.02%	1.31%	57.20%
Year Ended December 31, 2012	$8.72	0.09	1.26	1.35	(0.03)	–	(0.03)	$10.04	15.52%		$163,124,644	1.31%	0.95%	1.31%	56.29%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.67	0.10	1.32	1.42	–	–	–	$11.09	14.68%		$716,563,312	0.91%	1.90%	0.91%	21.58%
Year Ended December 31, 2016	$10.26	0.13	(0.34)	(0.21)	(0.16)	(0.22)	(0.38)	$9.67	(2.07%	)	$844,253,799	0.91%	1.34%	0.91%	47.81%
Year Ended December 31, 2015	$11.10	0.15	(0.21)	(0.06)	(0.11)	(0.67)	(0.78)	$10.26	(0.30%	)	$876,058,321	0.90%	1.31%	0.90%	53.94%
Year Ended December 31, 2014	$12.08	0.18	(0.25)	(0.07)	(0.27)	(0.64)	(0.91)	$11.10	(0.88%	)	$780,900,489	0.90%	1.52%	0.90%	51.01%
Year Ended December 31, 2013	$10.08	0.15	2.01	2.16	(0.16)	–	(0.16)	$12.08	21.48%		$749,362,850	0.91%	1.39%	0.91%	57.20%
Year Ended December 31, 2012	$8.76	0.12	1.27	1.39	(0.07)	–	(0.07)	$10.08	15.92%		$594,737,575	0.91%	1.32%	0.91%	56.29%

Amounts designated as “–” are zero or have been rounded to zero

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager International Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,977,059	$—	$1,977,059
Air Freight & Logistics	—	7,316,356	—	7,316,356
Airlines	—	4,536,562	—	4,536,562
Auto Components	—	3,610,584	—	3,610,584
Automobiles	—	5,996,411	—	5,996,411
Banks	6,993,350	50,748,997	—	57,742,347
Beverages	16,636,965	25,793,176	—	42,430,141
Biotechnology	—	15,739,695	—	15,739,695
Building Products	—	1,689,388	—	1,689,388
Capital Markets	12,785,318	54,510,870	—	67,296,188
Chemicals	—	8,071,736	—	8,071,736
Commercial Services & Supplies	—	6,071,188	—	6,071,188
Communications Equipment	—	3,090,972	—	3,090,972
Construction & Engineering	—	2,350,057	—	2,350,057
Construction Materials	—	5,042,521	—	5,042,521
Containers & Packaging	3,435,317	18,993,291	—	22,428,608
Diversified Consumer Services	2,546,231	—	—	2,546,231
Diversified Financial Services	—	19,652,044	—	19,652,044
Electrical Equipment	—	19,489,744	—	19,489,744
Electronic Equipment, Instruments & Components	—	13,652,264	—	13,652,264
Energy Equipment & Services	1,277,610	—	—	1,277,610
Equity Real Estate Investment Trusts (REITs)	—	1,108,079	—	1,108,079
Food & Staples Retailing	2,669,852	2,219,312	—	4,889,164
Food Products	1,230,441	1,494,114	—	2,724,555
Gas Utilities	—	956,930	—	956,930
Health Care Equipment & Supplies	—	21,191,925	—	21,191,925
Hotels, Restaurants & Leisure	1,986,906	25,951,104	—	27,938,010
Household Durables	—	5,837,496	—	5,837,496
Industrial Conglomerates	—	18,890,824	—	18,890,824
Insurance	13,228,909	13,359,275	—	26,588,184
Internet & Direct Marketing Retail	—	3,189,919	—	3,189,919
Internet Software & Services	11,533,553	23,058,922	—	34,592,475
IT Services	28,599,240	14,913,377	—	43,512,617
Life Sciences Tools & Services	—	4,549,373	—	4,549,373
Machinery	—	22,506,628	—	22,506,628
Marine	—	4,357,638	—	4,357,638
Media	6,310,270	51,169,948	—	57,480,218
Metals & Mining	2,315,519	2,093,404	—	4,408,923
Multiline Retail	2,609,295	13,965,561	—	16,574,856
Oil, Gas & Consumable Fuels	23,345,475	9,614,828	—	32,960,303
Personal Products	—	18,137,676	—	18,137,676
Pharmaceuticals	12,726,250	16,242,144	—	28,968,394
Professional Services	—	33,242,395	—	33,242,395
Road & Rail	7,894,178	6,436,022	—	14,330,200
Semiconductors & Semiconductor Equipment	16,663,075	25,083,844	—	41,746,919
Software	—	19,639,068	—	19,639,068
Specialty Retail	1,677,351	2,463,084	—	4,140,435
Technology Hardware, Storage & Peripherals	—	8,404,426	—	8,404,426
Textiles, Apparel & Luxury Goods	—	12,508,502	—	12,508,502

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Thrifts & Mortgage Finance	$—	$914,139	$—	$914,139
Tobacco	—	28,583,042	—	28,583,042
Trading Companies & Distributors	—	2,140,031	—	2,140,031
Water Utilities	—	1,263,382	—	1,263,382
Wireless Telecommunication Services	—	1,610,292	—	1,610,292
Total Common Stocks	$176,465,105	$685,429,619	$—	$861,894,724
Repurchase Agreement	—	1,191,306	—	1,191,306
Short-Term Investment	33,149,388	—	—	33,149,388
Total	$209,614,493	$686,620,925	$—	$896,235,418

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $1,191,306, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (b) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017 , the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repo on a gross basis was as follows:

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $357,000,000.

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Fund’s investment in the joint repo was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repo was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
ML Pierce Fenner & Smith, Inc.	$1,191,306	$—	$1,191,306	$(1,191,306)	$—
Total	$1,191,306	$—	$1,191,306	$(1,191,306)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Invesco Advisors, Inc.
American Century Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.85%
$1 billion and more	0.80%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.85%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.96% for all share classes until April 30, 2018.

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $158,543 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $1,999.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $150,673.

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $198,010,548 and sales of $440,488,841 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust, along with certain funds in NMF, invests through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to the Trust.

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $2,778 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$775,168,236	$151,263,663	$(30,196,481)	$121,067,182

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

28

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

29

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-advisers’ style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Advisers; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees considered that each of NVIT Multi-Manager International Value Fund, NVIT

30

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Company Fund ranked in the fourth quintile of its performance universe for the three-year period ended August 31, 2016. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

●

As to NVIT Multi-Manager International Value Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had underperformed over the three-year period, due primarily to stock selection of one Sub-Adviser and style factors with respect to the other Sub-Adviser, but that both Sub-Advisers had begun to deliver positive relative returns in recent periods. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

●

As to NVIT Multi-Manager Mid Cap Growth Fund, the Trustees considered the Adviser’s statements that the underperformance was largely due to the Sub-Advisers’ stock selection and to the Sub-Advisers’ approaches being driven by individual stock selection, which led to underperformance in a market where macro events and monetary policy decisions largely dominated investors’ focus, rather than company-specific fundamentals being the primary determinant of stock price movements.

●

As to NVIT Multi-Manager Small Company Fund, the Trustees considered the Adviser’s statements that the Sub-Advisers have underperformed recently due to a number of factors, including among others stock selection and changes in the investment environment, but that the Adviser continues to have confidence in the Sub-Advisers and their ability to generate positive long-term performance.

●

As to NVIT Multi-Manager Large Cap Growth Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had unperformed over the three-year period, both due to stock selection and style factors. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Advisers’ responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s statement that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of the Funds ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees also noted the Adviser’s statement that the actual advisory fee rates for all of the Funds, except for the NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Small Company Fund, and NVIT Multi-Manager Small Cap Value Fund, ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees considered the Adviser’s statements, as to NVIT Multi-Manager International Growth Fund and NVIT Multi-Manager Small Cap Value Fund, that each Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group, and as to NVIT Multi-Manager Small Company Fund, that its actual advisory fee was less than three basis points above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

31

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

32

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

33

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

34

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

35

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

36

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

37

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

38

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

39

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

SAR-MM-IV 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Multi-Manager International Value Fund

Asset Allocation†

Common Stocks	98.3%
Repurchase Agreements	2.8%
Forward Foreign Currency Contracts††	(0.0)%
Futures Contracts††	(0.0)%
Liabilities in excess of other assets	(1.1)%
100.0%

Top Industries†††

Banks	21.8%
Oil, Gas & Consumable Fuels	11.5%
Insurance	8.3%
Automobiles	7.0%
Metals & Mining	6.1%
Pharmaceuticals	3.8%
Chemicals	2.7%
Auto Components	2.6%
Wireless Telecommunication Services	2.4%
Capital Markets	2.3%
Other Industries*	31.5%
100.0%

Top Holdings†††

TOTAL SA	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.2%
Royal Dutch Shell plc, Class A	2.0%
Vodafone Group plc	1.9%
Daimler AG (Registered)	1.8%
BNP Paribas SA	1.8%
ING Groep NV	1.6%
Australia & New Zealand Banking Group Ltd.	1.6%
AXA SA	1.5%
Honda Motor Co. Ltd.	1.4%
Other Holdings*	81.4%
100.0%
Top Countries†††

Japan	22.4%
France	12.6%
United Kingdom	11.1%
Germany	8.4%
Switzerland	8.0%
Netherlands	7.3%
Canada	4.5%
Australia	4.0%
Spain	3.2%
Italy	2.4%
Other Countries*	16.1%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Multi-Manager International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager International Value Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,107.90	4.76	0.91
	Hypothetical	(b)(c)	1,000.00	1,020.28	4.56	0.91
Class II Shares	Actual	(b)	1,000.00	1,105.30	6.06	1.16
	Hypothetical	(b)(c)	1,000.00	1,019.04	5.81	1.16
Class IV Shares	Actual	(b)	1,000.00	1,107.80	4.76	0.91
	Hypothetical	(b)(c)	1,000.00	1,020.28	4.56	0.91
Class Y Shares	Actual	(b)	1,000.00	1,108.00	3.97	0.76
	Hypothetical	(b)(c)	1,000.00	1,021.03	3.81	0.76

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 98.3%

	Shares	Market Value

AUSTRALIA 4.1%
Banks 1.7%
Australia & New Zealand Banking Group Ltd.	790,879	$17,456,037
Bank of Queensland Ltd. (a)	50,683	445,919
Bendigo & Adelaide Bank Ltd. (a)	54,653	465,238

		18,367,194

Chemicals 0.1%
Incitec Pivot Ltd. (a)	223,262	585,610

Construction Materials 0.1%
Boral Ltd.	122,870	656,030

Health Care Providers & Services 0.0%†
Healthscope Ltd. (a)	215,040	365,459

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd. (a)	26,478	249,899
Star Entertainment Grp Ltd. (The) (a)	145,651	565,311
Tatts Group Ltd.	21,633	69,495

		884,705

Insurance 0.2%
QBE Insurance Group Ltd.	92,659	841,018
Suncorp Group Ltd.	120,453	1,371,960

		2,212,978

Metals & Mining 1.3%
BHP Billiton Ltd.	423,784	7,553,492
BHP Billiton Ltd., ADR (a)	19,238	684,680
BHP Billiton plc, ADR	23,855	733,780
BlueScope Steel Ltd.	116,801	1,182,500
Fortescue Metals Group Ltd. (a)	385,867	1,544,662
Newcrest Mining Ltd. (a)	119,944	1,861,502
South32 Ltd.	524,309	1,079,818
South32 Ltd., ADR (a)	7,695	79,182

		14,719,616

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	51,231	150,439

Oil, Gas & Consumable Fuels 0.5%
Origin Energy Ltd.*	214,800	1,132,577
Santos Ltd.*	273,013	634,983
Woodside Petroleum Ltd.	157,767	3,619,026

		5,386,586

Real Estate Management & Development 0.1%
LendLease Group	74,226	949,989

Road & Rail 0.0%†
Aurizon Holdings Ltd.	67,895	279,654

		44,558,260

AUSTRIA 0.9%
Banks 0.9%
Erste Group Bank AG*	242,695	9,296,374

Common Stocks (continued)

	Shares	Market Value

AUSTRIA (continued)
Oil, Gas & Consumable Fuels 0.0%†
OMV AG	1,036	$53,813

		9,350,187

BELGIUM 1.6%
Banks 0.5%
KBC Group NV	77,893	5,905,773

Beverages 0.7%
Anheuser-Busch InBev SA/NV	75,358	8,323,181

Chemicals 0.2%
Solvay SA	14,530	1,950,089

Insurance 0.1%
Ageas	30,083	1,211,477

Pharmaceuticals 0.1%
UCB SA	9,076	624,214

		18,014,734

CANADA 4.5%
Auto Components 0.2%
Linamar Corp.	2,221	109,474
Magna International, Inc.	45,385	2,102,687

		2,212,161

Banks 0.6%
Bank of Montreal	89,877	6,600,567

Capital Markets 0.0%†
TMX Group Ltd.	1,627	88,526

Chemicals 0.1%
Potash Corp. of Saskatchewan, Inc. (a)	54,750	892,938

Construction & Engineering 0.1%
WSP Global, Inc.	15,228	631,877

Diversified Financial Services 0.0%†
Element Fleet Management Corp. (a)	9,300	63,826

Food & Staples Retailing 0.1%
Empire Co. Ltd., Class A	45,286	772,460

Food Products 0.0%†
Maple Leaf Foods, Inc.	2,700	68,166

Insurance 0.9%
Fairfax Financial Holdings Ltd.	2,169	940,006
Industrial Alliance Insurance & Financial Services, Inc.	25,256	1,095,699
Manulife Financial Corp.	280,722	5,263,203
Sun Life Financial, Inc.	70,141	2,507,541

		9,806,449

Metals & Mining 0.6%
Goldcorp, Inc. (a)	128,441	1,658,080
Kinross Gold Corp.*	279,967	1,137,744
Lundin Mining Corp.	90,300	513,195
Teck Resources Ltd., Class B (a)	112,568	1,951,314

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Metals & Mining (continued)
Turquoise Hill Resources Ltd.*	70,880	$188,569
Wheaton Precious Metals Corp.	33,433	664,493
Yamana Gold, Inc.	55,956	135,057

		6,248,452

Oil, Gas & Consumable Fuels 1.9%
AltaGas Ltd.	13,572	310,624
Cameco Corp. (a)	63,263	576,094
Canadian Natural Resources Ltd.	23,574	679,874
Cenovus Energy, Inc. (a)	71,205	524,801
Crescent Point Energy Corp. (a)	135,996	1,040,330
Enbridge Income Fund Holdings, Inc.	10,400	258,155
Encana Corp.	82,173	723,097
Husky Energy, Inc.*	47,736	541,852
Imperial Oil Ltd. (a)	15,416	449,839
Suncor Energy, Inc.	236,468	6,909,141
Tourmaline Oil Corp.*	43,705	939,617
TransCanada Corp.	169,252	8,068,445
Whitecap Resources, Inc.	40,200	287,054

		21,308,923

Technology Hardware, Storage & Peripherals 0.0%†
BlackBerry Ltd.*	47,675	476,456

Trading Companies & Distributors 0.0%†
Finning International, Inc.	461	9,037

		49,179,838

CHILE 0.3%
Banks 0.2%
Banco Santander Chile, ADR	120,623	3,065,030

Metals & Mining 0.1%
Antofagasta plc	53,835	561,660

		3,626,690

CHINA 0.4%
Oil, Gas & Consumable Fuels 0.4%
CNOOC Ltd.	3,780,000	4,147,567

DENMARK 0.8%
Banks 0.1%
Danske Bank A/S	36,617	1,408,769

Beverages 0.1%
Carlsberg A/S, Class B	11,685	1,248,723

Commercial Services & Supplies 0.1%
ISS A/S	28,895	1,135,029

Electrical Equipment 0.3%
Vestas Wind Systems A/S	23,109	2,134,516

Marine 0.2%
AP Moller - Maersk A/S, Class A	383	730,801
AP Moller - Maersk A/S, Class B	669	1,347,040

		2,077,841

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Road & Rail 0.0%†
DSV A/S	7,500	$460,681

		8,465,559

FINLAND 1.0%
Communications Equipment 0.1%
Nokia OYJ	159,238	976,404

Electric Utilities 0.1%
Fortum OYJ	56,146	881,135

Metals & Mining 0.6%
Outokumpu OYJ	753,278	6,010,914

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	126,639	1,636,437
UPM-Kymmene OYJ	38,221	1,089,861

		2,726,298

		10,594,751

FRANCE 12.7%
Aerospace & Defense 0.6%
Airbus SE	81,573	6,731,854

Air Freight & Logistics 0.0%†
Bollore SA (a)	81,620	371,111

Automobiles 1.2%
Peugeot SA	112,034	2,232,799
Renault SA	119,261	10,790,179

		13,022,978

Banks 2.5%
BNP Paribas SA	272,016	19,583,175
Credit Agricole SA	64,981	1,046,737
Natixis SA	128,164	860,328
Societe Generale SA	107,678	5,806,611

		27,296,851

Building Products 0.2%
Cie de Saint-Gobain	37,500	2,002,690

Chemicals 0.9%
Air Liquide SA	81,299	10,048,235

Construction & Engineering 0.1%
Bouygues SA	30,737	1,294,957

Diversified Telecommunication Services 0.5%
Orange SA	321,387	5,114,846
Vivendi SA	34,343	764,732

		5,879,578

Electric Utilities 0.1%
Electricite de France SA (a)	72,294	783,303

Electrical Equipment 0.6%
Schneider Electric SE*	89,778	6,899,394

Equity Real Estate Investment Trusts (REITs) 0.3%
Unibail-Rodamco SE	12,471	3,142,404

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Food & Staples Retailing 0.0%†
Casino Guichard Perrachon SA	8,207	$486,054

Insurance 1.6%
AXA SA	589,294	16,136,845
CNP Assurances	33,301	747,481
SCOR SE	7,355	292,198

		17,176,524

Multi-Utilities 0.3%
Engie SA	238,919	3,606,183

Oil, Gas & Consumable Fuels 2.9%
TOTAL SA (a)	620,642	30,813,025

Pharmaceuticals 0.9%
Sanofi	97,311	9,324,338

		138,879,479

GERMANY 8.5%
Airlines 0.1%
Deutsche Lufthansa AG (Registered)	56,134	1,279,269

Automobiles 3.0%
Bayerische Motoren Werke AG	56,842	5,286,719
Bayerische Motoren Werke AG (Preference)	7,152	590,222
Daimler AG (Registered)	274,139	19,882,936
Porsche Automobil Holding SE (Preference)	11,715	659,218
Volkswagen AG (a)	5,531	859,051
Volkswagen AG (Preference)	28,020	4,280,217

		31,558,363

Banks 0.1%
Commerzbank AG*	105,912	1,264,688

Capital Markets 0.8%
Deutsche Bank AG (Registered) (a)	136,784	2,432,242
Deutsche Boerse AG	56,210	5,937,469

		8,369,711

Chemicals 0.3%
Evonik Industries AG	19,006	608,302
LANXESS AG	8,943	678,239
Linde AG	10,196	1,940,841

		3,227,382

Construction Materials 0.4%
HeidelbergCement AG	40,994	3,973,912

Diversified Telecommunication Services 0.0%†
Telefonica Deutschland Holding AG	66,605	333,091

Electrical Equipment 0.0%†
OSRAM Licht AG	2,863	228,531

Food & Staples Retailing 0.1%
METRO AG	41,734	1,409,864

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Health Care Providers & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	14,076	$1,358,287

Industrial Conglomerates 1.2%
Siemens AG (Registered)	96,547	13,280,423

Insurance 1.1%
Allianz SE (Registered)	51,850	10,232,191
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,047	1,628,334
Talanx AG	11,726	438,621

		12,299,146

Machinery 0.0%†
GEA Group AG	1,474	60,524

Multi-Utilities 0.1%
Innogy SE (b)	3,576	140,739
RWE AG*	22,419	447,838

		588,577

Pharmaceuticals 0.5%
Bayer AG (Registered)	39,459	5,114,289

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	150,378	3,194,115

Trading Companies & Distributors 0.4%
Brenntag AG	83,368	4,834,856

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,451	393,881

		92,768,909

HONG KONG 1.3%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	212,000	329,076

Capital Markets 0.0%†
Guoco Group Ltd.	4,000	45,866

Hotels, Restaurants & Leisure 0.0%†
Shangri-La Asia Ltd.	136,000	230,654

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	323,672	4,061,937
Hopewell Holdings Ltd. (a)	54,000	205,678
NWS Holdings Ltd.	173,307	340,840

		4,608,455

Marine 0.0%†
Orient Overseas International Ltd.*	14,500	103,933

Real Estate Management & Development 0.9%
Hang Lung Group Ltd.	164,000	678,566
Hang Lung Properties Ltd.	267,000	667,272
Henderson Land Development Co. Ltd.	23,129	128,965
Kerry Properties Ltd.	114,000	387,074
New World Development Co. Ltd.	598,530	758,693

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Real Estate Management & Development (continued)
Sino Land Co. Ltd.	342,510	$561,163
Sun Hung Kai Properties Ltd.	130,221	1,912,970
Swire Pacific Ltd., Class A	113,000	1,103,067
Swire Pacific Ltd., Class B	142,500	249,279
Wharf Holdings Ltd. (The)	72,000	595,777
Wheelock & Co. Ltd.	190,000	1,433,095

		8,475,921

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	43,500	180,416

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	1,134,600	482,039

		14,456,360

IRELAND 0.6%
Airlines 0.4%
Ryanair Holdings plc, ADR*	45,879	4,937,039

Banks 0.1%
Bank of Ireland*	2,482,132	652,057

Construction Materials 0.1%
CRH plc, ADR	33,649	1,193,530

Hotels, Restaurants & Leisure 0.0%†
Paddy Power Betfair plc	2,469	263,454

		7,046,080

ISRAEL 1.1%
Banks 0.2%
Bank Hapoalim BM	168,270	1,134,673
Bank Leumi Le-Israel BM	192,026	932,960

		2,067,633

Pharmaceuticals 0.9%
Teva Pharmaceutical Industries Ltd., ADR	290,341	9,645,128

		11,712,761

ITALY 2.4%
Banks 0.9%
Intesa Sanpaolo SpA	1,679,932	5,343,549
Mediobanca SpA	62,002	613,388
UniCredit SpA*	223,345	4,183,532

		10,140,469

Diversified Telecommunication Services 0.5%
Telecom Italia SpA*	6,188,848	5,725,751

Electric Utilities 1.0%
Enel SpA	1,968,658	10,558,892

		26,425,112

JAPAN 22.7%
Air Freight & Logistics 0.3%
Yamato Holdings Co. Ltd.	176,300	3,581,636

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Airlines 0.6%
Japan Airlines Co. Ltd.	197,300	$6,111,502

Auto Components 2.4%
Aisin Seiki Co. Ltd.	14,700	755,677
Bridgestone Corp.	201,000	8,689,547
Denso Corp.	12,600	534,721
NGK Spark Plug Co. Ltd.	301,600	6,460,427
NHK Spring Co. Ltd.	29,800	314,629
NOK Corp.	17,000	360,904
Sumitomo Electric Industries Ltd.	488,500	7,557,296
Sumitomo Rubber Industries Ltd.	35,500	601,211
Tokai Rika Co. Ltd.	6,900	127,653
Toyoda Gosei Co. Ltd.	12,700	304,310
Toyota Industries Corp.	10,400	550,059
Yokohama Rubber Co. Ltd. (The)	17,100	344,722

		26,601,156

Automobiles 2.8%
Honda Motor Co. Ltd.	570,300	15,625,127
Mazda Motor Corp.	125,600	1,764,541
Nissan Motor Co. Ltd.	347,500	3,469,764
Toyota Motor Corp.	174,214	9,157,298

		30,016,730

Banks 4.9%
Bank of Kyoto Ltd. (The)	25,000	236,902
Chiba Bank Ltd. (The)	73,000	531,252
Chugoku Bank Ltd. (The)	8,800	132,118
Concordia Financial Group Ltd.	139,000	704,506
Fukuoka Financial Group, Inc.	88,000	419,867
Gunma Bank Ltd. (The)	36,000	216,782
Hachijuni Bank Ltd. (The)	46,000	293,092
Hiroshima Bank Ltd. (The)	28,000	124,640
Hokuhoku Financial Group, Inc.	15,600	249,534
Iyo Bank Ltd. (The)	31,000	257,506
Kyushu Financial Group, Inc.	7,000	44,356
Mebuki Financial Group, Inc.	56,160	209,687
Mitsubishi UFJ Financial Group, Inc.	3,526,200	23,784,389
Mizuho Financial Group, Inc.	2,826,100	5,181,580
Resona Holdings, Inc.	398,800	2,202,896
Shinsei Bank Ltd.	186,000	325,828
Shizuoka Bank Ltd. (The)	36,000	326,496
Sumitomo Mitsui Financial Group, Inc.	271,400	10,596,667
Sumitomo Mitsui Trust Holdings, Inc.	181,800	6,530,127
Yamaguchi Financial Group, Inc.	21,000	254,352

		52,622,577

Beverages 0.0%†
Coca-Cola Bottlers Japan, Inc. (a)	10,000	289,556

Building Products 1.0%
Asahi Glass Co. Ltd.	38,600	1,630,188
Daikin Industries Ltd.	75,100	7,704,662
LIXIL Group Corp.	42,600	1,067,774

		10,402,624

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Capital Markets 0.1%
Daiwa Securities Group, Inc.	66,000	$393,011
Nomura Holdings, Inc.	105,700	637,418
SBI Holdings, Inc.	14,300	194,460

		1,224,889

Chemicals 1.0%
Asahi Kasei Corp.	71,000	765,970
Daicel Corp.	4,900	61,244
Denka Co. Ltd.	72,000	372,587
DIC Corp.	13,000	469,709
Hitachi Chemical Co. Ltd.	16,200	485,686
JSR Corp.	17,900	309,871
Kaneka Corp.	51,000	390,326
Kuraray Co. Ltd.	72,600	1,321,977
Mitsubishi Chemical Holdings Corp.	147,600	1,229,767
Mitsubishi Gas Chemical Co., Inc.	29,100	618,067
Mitsui Chemicals, Inc.	150,000	798,806
Nippon Shokubai Co. Ltd.	4,400	284,210
Showa Denko KK	14,000	326,460
Sumitomo Chemical Co. Ltd.	303,000	1,751,278
Teijin Ltd.	24,800	478,568
Tosoh Corp.	99,000	1,020,315
Ube Industries Ltd.	170,000	438,822
Zeon Corp.	14,000	149,851

		11,273,514

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd.	60,000	668,397
Toppan Printing Co. Ltd.	57,000	626,773

		1,295,170

Construction & Engineering 0.1%
COMSYS Holdings Corp.	12,700	262,220
JGC Corp.	4,700	76,560
Kinden Corp.	9,000	145,309
Nippo Corp.	11,000	221,381
Obayashi Corp.	26,000	306,335

		1,011,805

Construction Materials 0.0%†
Taiheiyo Cement Corp.	90,000	329,133

Consumer Finance 0.0%†
Credit Saison Co. Ltd.	5,500	107,695
Hitachi Capital Corp.	7,000	168,792

		276,487

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	26,400	446,920

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	173,252

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	98,800	542,071

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Diversified Financial Services (continued)
ORIX Corp.	89,300	$1,389,495

		1,931,566

Diversified Telecommunication Services 1.0%
Nippon Telegraph & Telephone Corp.	233,200	11,007,997

Electrical Equipment 0.5%
Mabuchi Motor Co. Ltd.	114,700	5,733,035

Electronic Equipment, Instruments & Components 0.6%
Citizen Watch Co. Ltd.	36,900	259,642
Hitachi Ltd.	617,000	3,804,231
Ibiden Co. Ltd.	16,900	292,279
Kyocera Corp.	14,600	848,563
Nippon Electric Glass Co. Ltd.	8,400	306,412
TDK Corp.	21,200	1,401,361

		6,912,488

Food & Staples Retailing 0.1%
Aeon Co. Ltd.	58,700	892,804

Food Products 0.1%
House Foods Group, Inc.	5,300	132,961
NH Foods Ltd.	19,000	577,981

		710,942

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	15,300	295,797
Medipal Holdings Corp.	23,100	428,322
Suzuken Co. Ltd.	7,380	245,666

		969,785

Household Durables 0.2%
Iida Group Holdings Co. Ltd.	26,600	443,994
Nikon Corp.	41,100	658,798
Sekisui House Ltd.	41,100	726,385
Sumitomo Forestry Co. Ltd.	20,300	319,774

		2,148,951

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	183,147

Insurance 0.4%
Dai-ichi Life Holdings, Inc.	96,400	1,749,797
MS&AD Insurance Group Holdings, Inc.	27,500	927,539
Sompo Holdings, Inc.	8,700	337,689
T&D Holdings, Inc.	44,700	683,559
Tokio Marine Holdings, Inc.	5,600	233,034

		3,931,618

IT Services 0.6%
Otsuka Corp.	98,300	6,114,657

Leisure Products 0.0%†
Heiwa Corp.	7,300	162,970
Sankyo Co. Ltd.	4,200	142,675
Sega Sammy Holdings, Inc.	9,700	130,777

		436,422

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Machinery 0.8%
Amada Holdings Co. Ltd.	20,600	$238,953
DMG Mori Co. Ltd.	200,900	3,325,555
Ebara Corp.	14,300	398,423
Glory Ltd.	6,900	226,620
Hitachi Construction Machinery Co. Ltd.	18,100	455,326
JTEKT Corp.	39,200	576,842
Kawasaki Heavy Industries Ltd.	188,000	559,605
Komatsu Ltd.	22,000	564,684
Kurita Water Industries Ltd.	8,900	243,451
Mitsubishi Heavy Industries Ltd.	392,000	1,613,926
NTN Corp.	56,000	260,589
Sumitomo Heavy Industries Ltd.	85,000	564,029

		9,028,003

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.* (a)	106,000	255,378
Mitsui OSK Lines Ltd.	153,000	451,794
Nippon Yusen KK*	306,000	572,063

		1,279,235

Media 0.0%†
Fuji Media Holdings, Inc.	6,200	84,520
Tokyo Broadcasting System Holdings, Inc.	3,800	67,403

		151,923

Metals & Mining 0.6%
Daido Steel Co. Ltd.	7,000	40,366
Dowa Holdings Co. Ltd.	7,000	53,095
Hitachi Metals Ltd.	40,800	569,257
JFE Holdings, Inc.	61,500	1,070,813
Kobe Steel Ltd.*	54,200	558,869
Mitsubishi Materials Corp.	22,000	667,621
Nippon Steel & Sumitomo Metal Corp.	101,799	2,306,840
Sumitomo Metal Mining Co. Ltd.	61,000	815,331

		6,082,192

Multiline Retail 0.2%
H2O Retailing Corp.	14,400	262,730
Isetan Mitsukoshi Holdings Ltd.	24,900	250,499
J Front Retailing Co. Ltd.	49,000	755,114
Takashimaya Co. Ltd.	41,000	391,143

		1,659,486

Oil, Gas & Consumable Fuels 0.3%
Idemitsu Kosan Co. Ltd.	12,500	355,609
Inpex Corp.	120,900	1,167,346
JXTG Holdings, Inc.	308,600	1,350,282

		2,873,237

Paper & Forest Products 0.1%
Nippon Paper Industries Co. Ltd.	17,000	348,482
Oji Holdings Corp.	165,000	854,286

		1,202,768

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Real Estate Management & Development 0.5%
Mitsui Fudosan Co. Ltd.	183,000	$4,384,407
Nomura Real Estate Holdings, Inc.	16,300	320,779
Tokyo Tatemono Co. Ltd.	7,200	94,642
Tokyu Fudosan Holdings Corp.	74,500	441,822

		5,241,650

Road & Rail 0.3%
Hankyu Hanshin Holdings, Inc.	38,000	1,368,960
Hitachi Transport System Ltd.	6,400	150,918
Nippon Express Co. Ltd.	173,000	1,085,604
Seino Holdings Co. Ltd.	13,600	181,308

		2,786,790

Semiconductors & Semiconductor Equipment 0.2%
Renesas Electronics Corp.*	199,300	1,742,545
Rohm Co. Ltd.	5,800	447,188

		2,189,733

Specialty Retail 0.1%
Aoyama Trading Co. Ltd.	3,300	117,794
K’s Holdings Corp.	10,800	211,162
Yamada Denki Co. Ltd. (a)	124,300	618,025

		946,981

Technology Hardware, Storage & Peripherals 0.5%
FUJIFILM Holdings Corp.	52,300	1,885,805
Konica Minolta, Inc.	95,800	799,246
NEC Corp.	575,000	1,528,582
Ricoh Co. Ltd.	150,100	1,329,679

		5,543,312

Tobacco 0.7%
Japan Tobacco, Inc.	230,500	8,101,638

Trading Companies & Distributors 1.2%
ITOCHU Corp.	89,500	1,332,559
Marubeni Corp.	111,000	719,131
Mitsubishi Corp.	386,400	8,122,522
Mitsui & Co. Ltd.	81,000	1,159,583
Sojitz Corp.	150,800	371,221
Sumitomo Corp.	55,900	728,946
Toyota Tsusho Corp.	30,800	926,026

		13,359,988

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	26,000	273,308
Mitsubishi Logistics Corp.	6,000	80,060

		353,368

		247,430,667

LUXEMBOURG 0.8%
Metals & Mining 0.8%
ArcelorMittal*	355,582	8,065,702

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

LUXEMBOURG (continued)
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	8,034	$475,195

		8,540,897

NETHERLANDS 7.4%
Banks 1.6%
ABN AMRO Group NV, CVA (b)	8,417	222,982
ING Groep NV	1,020,630	17,618,902

		17,841,884

Chemicals 0.0%†
Koninklijke DSM NV	5,715	415,667

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	138,795	2,649,213

Industrial Conglomerates 0.0%†
Koninklijke Philips NV	6,792	241,786

Insurance 1.1%
Aegon NV (a)	164,476	841,773
ASR Nederland NV	152,442	5,142,368
NN Group NV	177,552	6,300,088

		12,284,229

Oil, Gas & Consumable Fuels 4.5%
Royal Dutch Shell plc, Class A	823,032	21,866,898
Royal Dutch Shell plc, Class A, ADR	255,688	13,600,045
Royal Dutch Shell plc, Class B, ADR (a)	223,258	12,151,933

		47,618,876

Software 0.0%†
Gemalto NV	711	42,644

		81,094,299

NEW ZEALAND 0.0%†
Airlines 0.0%†
Air New Zealand Ltd.	33,175	79,269

Construction Materials 0.0%†
Fletcher Building Ltd.	74,056	433,665

Food Products 0.0%†
Fonterra Co-operative Group Ltd.	5,807	25,530

		538,464

NORWAY 0.8%
Banks 0.2%
DNB ASA	90,197	1,535,585

Chemicals 0.0%†
Yara International ASA	12,928	486,122

Insurance 0.0%†
Storebrand ASA	36,062	248,843

Metals & Mining 0.6%
Norsk Hydro ASA	1,078,469	5,968,255

		8,238,805

Common Stocks (continued)

	Shares	Market Value

PORTUGAL 0.0%†
Banks 0.0%†
Banco Espirito Santo SA (Registered)* (c)(d)	146,163	$0

SINGAPORE 1.1%
Airlines 0.1%
Singapore Airlines Ltd. (a)	115,300	847,368

Banks 0.8%
DBS Group Holdings Ltd.	582,265	8,763,542

Food Products 0.0%†
Golden Agri-Resources Ltd.	773,000	210,547
Wilmar International Ltd.	23,300	56,674

		267,221

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	146,300	668,105
Sembcorp Industries Ltd.	134,700	301,128

		969,233

Real Estate Management & Development 0.1%
CapitaLand Ltd.	163,200	414,694
City Developments Ltd.	75,500	588,116
Frasers Centrepoint Ltd.	26,400	36,054
United Industrial Corp. Ltd.	14,000	32,235
UOL Group Ltd.	54,910	304,664

		1,375,763

		12,223,127

SOUTH KOREA 0.5%
Technology Hardware, Storage & Peripherals 0.5%
Samsung Electronics Co. Ltd.	2,719	5,663,193

SPAIN 3.2%
Banks 2.1%
Banco de Sabadell SA	730,742	1,486,736
Banco Santander SA	2,087,391	13,860,028
Bankia SA	1,633,615	7,901,388

		23,248,152

Electric Utilities 0.8%
Iberdrola SA	1,129,038	8,946,974

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA	32,575	258,932

Oil, Gas & Consumable Fuels 0.3%
Repsol SA	195,131	2,991,569

		35,445,627

SWEDEN 1.4%
Banks 1.1%
Nordea Bank AB	682,887	8,697,544
Skandinaviska Enskilda Banken AB, Class A	117,088	1,417,542
Svenska Handelsbanken AB, Class A	33,477	479,462

		10,594,548

13

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class A	9,350	$66,146
Telefonaktiebolaget LM Ericsson, Class B	171,521	1,233,258

		1,299,404

Diversified Telecommunication Services 0.1%
Telia Co. AB	309,697	1,427,267

Food & Staples Retailing 0.0%†
ICA Gruppen AB	1,850	68,916

Household Products 0.0%†
Essity AB, Class A*	3,365	92,186
Svenska Cellulosa AB SCA, Class A	3,365	29,156

		121,342

Machinery 0.0%†
Trelleborg AB, Class B	12,027	274,617

Metals & Mining 0.1%
Boliden AB	47,773	1,305,872
SSAB AB, Class A*	17,357	79,215
SSAB AB, Class B*	36,887	136,833

		1,521,920

Paper & Forest Products 0.0%†
Holmen AB, Class B	5,114	221,961

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	27,963	293,043

		15,823,018

SWITZERLAND 8.1%
Capital Markets 1.4%
Credit Suisse Group AG (Registered)*	774,508	11,269,859
Julius Baer Group Ltd.*	7,291	385,229
UBS Group AG (Registered)*	229,313	3,899,671

		15,554,759

Chemicals 0.1%
Clariant AG (Registered)*	43,150	952,483

Construction Materials 0.6%
LafargeHolcim Ltd. (Registered)*	120,212	6,907,173

Electrical Equipment 0.0%†
ABB Ltd. (Registered)	4,608	114,376

Insurance 2.1%
Baloise Holding AG (Registered)	8,321	1,288,921
Helvetia Holding AG (Registered)	391	224,241
Swiss Life Holding AG (Registered)*	4,865	1,645,694
Swiss Re AG	45,179	4,140,328
Zurich Insurance Group AG	52,814	15,413,711

		22,712,895

Metals & Mining 0.6%
Glencore plc*	1,751,135	6,561,902

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Pharmaceuticals 1.6%
Novartis AG, ADR	2,116	$176,623
Novartis AG (Registered)	113,949	9,517,773
Roche Holding AG	28,755	7,347,332

		17,041,728

Professional Services 0.3%
Adecco Group AG (Registered)	36,590	2,787,507

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	76,685	1,102,694

Specialty Retail 0.1%
Dufry AG (Registered)*	7,153	1,173,881

Textiles, Apparel & Luxury Goods 0.7%
Cie Financiere Richemont SA (Registered)	53,847	4,455,777
Swatch Group AG (The)	7,049	2,607,174
Swatch Group AG (The) (Registered)	10,216	746,288

		7,809,239

Trading Companies & Distributors 0.5%
Wolseley plc	85,917	5,273,391

Transportation Infrastructure 0.0%†
Flughafen Zurich AG (Registered)	310	76,136

		88,068,164

UNITED KINGDOM 11.2%
Air Freight & Logistics 0.0%†
Royal Mail plc	82,151	450,653

Automobiles 0.2%
Fiat Chrysler Automobiles NV*	223,376	2,359,872

Banks 3.8%
Barclays plc, ADR	305,296	3,233,085
HSBC Holdings plc	713,209	6,619,982
HSBC Holdings plc, ADR (a)	323,927	15,026,973
Lloyds Banking Group plc	3,127,358	2,695,083
Lloyds Banking Group plc, ADR	124,609	439,870
Royal Bank of Scotland Group plc, ADR* (a)	121,937	796,249
Standard Chartered plc*	1,163,238	11,781,520

		40,592,762

Energy Equipment & Services 0.4%
Subsea 7 SA	22,365	301,557
TechnipFMC plc*	166,732	4,509,440

		4,810,997

Food & Staples Retailing 0.2%
J Sainsbury plc	380,657	1,248,580
Wm Morrison Supermarkets plc	245,419	770,822

		2,019,402

Hotels, Restaurants & Leisure 0.3%
InterContinental Hotels Group plc	57,682	3,203,291

14

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Household Durables 0.3%
Barratt Developments plc	459,284	$3,373,107

Insurance 0.9%
Prudential plc	406,921	9,340,374

Media 0.6%
ITV plc	2,300,230	5,444,802
Pearson plc, ADR (a)	45,014	403,776
Pearson plc	44,352	399,342

		6,247,920

Metals & Mining 1.0%
Anglo American plc*	193,632	2,586,870
Rio Tinto Ltd. (a)	23,631	1,148,434
Rio Tinto plc	165,952	7,028,371

		10,763,675

Oil, Gas & Consumable Fuels 1.1%
BP plc, ADR	357,856	12,399,710

Specialty Retail 0.1%
Kingfisher plc	359,190	1,406,918

Wireless Telecommunication Services 2.3%
Vodafone Group plc	7,308,557	20,755,969
Vodafone Group plc, ADR	155,173	4,458,120

		25,214,089

		122,182,770

UNITED STATES 0.8%
Biotechnology 0.8%
Shire plc	161,640	8,912,662

ZAMBIA 0.1%
Metals & Mining 0.1%
First Quantum Minerals Ltd.	86,792	734,198

Total Common Stocks (cost $1,000,806,194)		1,074,122,178

Repurchase Agreements 2.8%

	Principal Amount

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $10,000,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value$10,200,000.(e)(f)	$10,000,000	10,000,000

Repurchase Agreements (continued)

	Principal Amount	Market Value

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $5,879,395, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value$5,996,434.(e)(f)	$5,878,857	$5,878,857
RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $15,003,092, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 02/15/25; total market value$15,300,436. (e)(f)	15,000,000	15,000,000

Total Repurchase Agreements (cost $30,878,857)		30,878,857

Total Investments (cost $1,031,685,051) (g) — 101.1%		1,105,001,035

Liabilities in excess of other assets — (1.1)%		(12,434,677)

NET ASSETS — 100.0%		$1,092,566,358

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $30,201,561, which was collateralized by cash used to purchase repurchase agreements with a total value of $30,878,857 and by $1,433,577 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 4.75%, and maturity dates ranging from 08/15/17 - 05/15/46 a total value of $32,312,434.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2017 was $363,721 which represents 0.03% of net assets.

(c)	Fair valued security.

(d)	Illiquid security.

(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $30,878,857.

15

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

(f)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CVA	Dutch Certificate

KGaA	Limited Partnership with shares
KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SCA	Limited partnership with share capital

SDR	Swedish Depository Receipts

SE	European Public Limited Liability Company

SpA	Limited Share Company

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
127	EURO STOXX 50 Index	09/15/17	$4,976,770	$(163,167)
35	FTSE 100 Index	09/15/17	3,301,548	(90,045)
25	TOPIX Index	09/07/17	3,581,907	18,283

			$11,860,225	$(234,929)

At June 30, 2017, the Fund had $728,000 segregated as collateral with the broker for open future contracts.

At June 30, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Citibank NA	08/08/17	(2,603,457)	$(1,953,772)	$(2,000,056)	$(46,284)
British Pound	State Street Bank and Trust Co.	08/08/17	(2,873,064)	(3,695,222)	(3,746,331)	(51,109)
British Pound	BNP Paribas	08/08/17	(947,819)	(1,231,428)	(1,235,908)	(4,480)
British Pound	State Street Bank and Trust Co.	08/08/17	(4,232,802)	(5,467,888)	(5,519,361)	(51,473)
Canadian Dollar	State Street Bank and Trust Co.	08/08/17	(2,821,686)	(2,091,425)	(2,177,342)	(85,917)
Canadian Dollar	National Australia Bank Ltd.	08/08/17	(7,214,201)	(5,264,956)	(5,566,806)	(301,850)
Euro	Standard Chartered Bank	08/08/17	(1,273,895)	(1,396,897)	(1,457,722)	(60,825)
Euro	State Street Bank and Trust Co.	08/08/17	(36,868,777)	(40,495,048)	(42,189,075)	(1,694,027)
Euro	ANZ Banking Group Ltd.	08/08/17	(1,271,561)	(1,389,816)	(1,455,052)	(65,236)
Euro	Royal Bank of Canada	08/08/17	(1,030,271)	(1,164,246)	(1,178,942)	(14,696)
Euro	ANZ Banking Group Ltd.	08/08/17	(1,443,037)	(1,626,184)	(1,651,272)	(25,088)
Euro	HSBC Bank plc	08/08/17	(2,412,002)	(2,715,775)	(2,760,063)	(44,288)
Euro	UBS AG	08/08/17	(997,161)	(1,127,071)	(1,141,056)	(13,985)
Euro	Royal Bank of Canada	08/08/17	(1,039,508)	(1,171,608)	(1,189,513)	(17,905)
Japanese Yen	ANZ Banking Group Ltd.	08/08/17	(320,192,009)	(2,885,790)	(2,851,170)	34,620
Japanese Yen	Citibank NA	08/08/17	(219,395,355)	(1,961,515)	(1,953,620)	7,895
Japanese Yen	National Australia Bank Ltd.	08/08/17	(152,977,502)	(1,377,363)	(1,362,198)	15,165

16

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Norwegian Krone	National Australia Bank Ltd.	08/08/17	(16,285,364)	$(1,890,736)	$(1,952,089)	$(61,353)
Swiss Franc	Goldman Sachs International	08/08/17	(2,535,802)	(2,643,733)	(2,650,575)	(6,842)
Swiss Franc	State Street Bank and Trust Co.	08/08/17	(2,483,305)	(2,572,241)	(2,595,702)	(23,461)
Swiss Franc	National Australia Bank Ltd.	08/08/17	(5,597,186)	(5,749,166)	(5,850,520)	(101,354)

Total Short Contracts				$(89,871,880)	$(92,484,373)	$(2,612,493)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	ANZ Banking Group Ltd.	08/08/17	33,225,959	$24,582,725	$25,525,210	$942,485
British Pound	State Street Bank and Trust Co.	08/08/17	7,809,507	10,097,002	10,183,204	86,202
British Pound	National Australia Bank Ltd.	08/08/17	1,945,859	2,524,657	2,537,302	12,645
British Pound	State Street Bank and Trust Co.	08/08/17	2,459,475	3,203,528	3,207,031	3,503
British Pound	National Australia Bank Ltd.	08/08/17	2,133,130	2,767,122	2,781,494	14,372
Danish Krone	HSBC Bank plc	08/08/17	15,984,737	2,360,643	2,460,146	99,503
Euro	ANZ Banking Group Ltd.	08/08/17	5,030,255	5,634,510	5,756,140	121,630
Euro	Goldman Sachs International	08/08/17	4,050,445	4,431,219	4,634,939	203,720
Euro	State Street Bank and Trust Co.	08/08/17	1,724,842	1,950,250	1,973,743	23,493
Euro	Royal Bank of Canada	08/08/17	979,128	1,121,177	1,120,419	(758)
Hong Kong Dollar	ANZ Banking Group Ltd.	08/08/17	19,961,589	2,566,541	2,559,493	(7,048)
Hong Kong Dollar	HSBC Bank plc	08/08/17	14,879,823	1,915,884	1,907,904	(7,980)
Hong Kong Dollar	Societe Generale	08/08/17	8,935,889	1,148,262	1,145,768	(2,494)
Hong Kong Dollar	HSBC Bank plc	08/08/17	38,442,546	4,951,592	4,929,138	(22,454)
Hong Kong Dollar	Credit Suisse International	08/08/17	33,745,919	4,337,551	4,326,932	(10,619)
Japanese Yen	National Australia Bank Ltd.	08/08/17	442,168,313	3,977,002	3,937,316	(39,686)
Japanese Yen	National Australia Bank Ltd.	08/08/17	122,168,661	1,100,354	1,087,859	(12,495)
Swedish Krona	Citibank NA	08/08/17	72,830,173	8,303,392	8,662,527	359,135
Swedish Krona	Deutsche Bank Securities, Inc.	08/08/17	48,990,771	5,636,731	5,827,034	190,303
Swiss Franc	National Australia Bank Ltd.	08/08/17	4,949,960	5,023,703	5,174,000	150,297
Swiss Franc	National Australia Bank Ltd.	08/08/17	2,827,888	2,860,920	2,955,880	94,960

Total Long Contracts				$100,494,765	$102,693,479	$2,198,714

At June 30, 2017, the Fund’s open forward foreign cross currency contracts were as follows (Note 2):

Counterparty	Delivery Date		Currency Received			Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Royal Bank of Canada	08/08/17	2,980,303	British Pound	(3,423,834	)Euro		$3,917,905	$3,886,165	$(31,740)
State Street Bank and Trust Co.	08/08/17	10,099,047	Swiss Franc	(9,279,572	)Euro		10,618,649	10,556,139	(62,510)

							$14,536,554	$14,442,304	$(94,250)

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund
Assets:
Investments, at value* (cost $1,000,806,194)	$1,074,122,178
Repurchase agreements, at value (cost $30,878,857)	30,878,857

Total Investments, at value (total cost $1,031,685,051)	1,105,001,035

Cash	13,704,242
Deposits with broker for futures contracts	728,000
Foreign currencies, at value (cost $2,733,962)	2,747,376
Interest and dividends receivable	2,440,801
Security lending income receivable	77,925
Receivable for investments sold	517,966
Receivable for capital shares issued	14,105
Reclaims receivable	982,191
Unrealized appreciation on forward foreign currency contracts (Note 2)	2,359,928
Prepaid expenses	5,817

Total Assets	1,128,579,386

Liabilities:
Payable for investments purchased	515,926
Payable for capital shares redeemed	841,002
Payable for variation margin on futures contracts	185,034
Unrealized depreciation on forward foreign currency contracts (Note 2)	2,867,957
Payable upon return of securities loaned (Note 2)	30,878,857
Accrued expenses and other payables:
Investment advisory fees	623,629
Fund administration fees	29,281
Distribution fees	13,234
Administrative servicing fees	16,434
Accounting and transfer agent fees	10,119
Custodian fees	488
Compliance program costs (Note 3)	1,041
Professional fees	14,323
Printing fees	15,146
Other	557

Total Liabilities	36,013,028

Net Assets	$1,092,566,358

Represented by:
Capital	$1,132,833,389
Accumulated undistributed net investment income	41,912,484
Accumulated net realized losses from investments, futures, forward and foreign currency transactions	(154,828,928)
Net unrealized appreciation/(depreciation) from investments	73,315,984
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(234,929)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(508,029)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	76,387

Net Assets	$1,092,566,358

18

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund
Net Assets:
Class I Shares	$34,247,025
Class II Shares	64,394,321
Class IV Shares	9,559,291
Class Y Shares	984,365,721

Total	$1,092,566,358

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,208,093
Class II Shares	6,072,380
Class IV Shares	894,492
Class Y Shares	92,240,348

Total	102,415,313

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.68
Class II Shares	$10.60
Class IV Shares	$10.69
Class Y Shares	$10.67

*	Includes value of securities on loan of $30,201,561 (Note 2).

The accompanying notes are an integral part of these financial statements.

19

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund
INVESTMENT INCOME:
Dividend income	$25,931,454
Income from securities lending (Note 2)	472,829
Interest income	28,618
Foreign tax withholding	(2,537,279)

Total Income	23,895,622

EXPENSES:
Investment advisory fees	3,885,029
Fund administration fees	172,572
Distribution fees Class II Shares	79,578
Administrative servicing fees Class I Shares	24,753
Administrative servicing fees Class II Shares	47,747
Administrative servicing fees Class IV Shares	7,007
Professional fees	38,381
Printing fees	11,141
Trustee fees	16,079
Custodian fees	21,491
Accounting and transfer agent fees	20,616
Compliance program costs (Note 3)	2,209
Other	11,826

Total expenses before fees waived	4,338,429

Investment advisory fees waived (Note 3)	(85,967)
Investment advisory fees voluntarily waived	(8,298)

Net Expenses	4,244,164

NET INVESTMENT INCOME	19,651,458

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	19,273,273
Net realized gains from futures transactions (Note 2)	440,886
Net realized gains from forward and foreign currency transactions (Note 2)	535,600

Net realized gains from investments, futures, forward and foreign currency transactions	20,249,759

Net change in unrealized appreciation/(depreciation) from investments	73,354,741
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(234,929)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(541,936)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	116,892

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	72,694,768

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	92,944,527

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$112,595,985

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets

	NVIT Multi-Manager International Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$19,651,458	$31,192,050
Net realized gains/(losses) from investments, futures, forward and foreign currency transactions	20,249,759	(31,714,256)
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	72,694,768	62,504,519

Change in net assets resulting from operations	112,595,985	61,982,313

Distributions to Shareholders From:
Net investment income:
Class I	–	(930,266)
Class II	–	(1,562,751)
Class IV	–	(270,205)
Class Y	–	(33,685,480)

Change in net assets from shareholder distributions	–	(36,448,702)

Change in net assets from capital transactions	(157,023,710)	32,086,791

Change in net assets	(44,427,725)	57,620,402

Net Assets:
Beginning of period	1,136,994,083	1,079,373,681

End of period	$1,092,566,358	$1,136,994,083

Accumulated undistributed net investment income at end of period	$41,912,484	$22,261,026

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,736,302	$2,637,244
Dividends reinvested	–	930,266
Cost of shares redeemed	(2,538,498)	(4,531,271)

Total Class I Shares	(802,196)	(963,761)

Class II Shares
Proceeds from shares issued	1,794,474	14,612,254
Dividends reinvested	–	1,562,751
Cost of shares redeemed	(6,988,298)	(14,809,532)

Total Class II Shares	(5,193,824)	1,365,473

Class IV Shares
Proceeds from shares issued	74,700	139,540
Dividends reinvested	–	270,205
Cost of shares redeemed	(579,744)	(1,597,766)

Total Class IV Shares	(505,044)	(1,188,021)

Class Y Shares
Proceeds from shares issued	49,650,162	54,569,520
Dividends reinvested	–	33,685,480
Cost of shares redeemed	(200,172,808)	(55,381,900)

Total Class Y Shares	(150,522,646)	32,873,100

Change in net assets from capital transactions	$(157,023,710)	$32,086,791

21

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	169,792	291,694
Reinvested	–	98,210
Redeemed	(247,672)	(497,589)

Total Class I Shares	(77,880)	(107,685)

Class II Shares
Issued	179,333	1,651,700
Reinvested	–	166,202
Redeemed	(693,263)	(1,634,308)

Total Class II Shares	(513,930)	183,594

Class IV Shares
Issued	7,417	15,414
Reinvested	–	28,500
Redeemed	(56,741)	(176,115)

Total Class IV Shares	(49,324)	(132,201)

Class Y Shares
Issued	4,783,981	6,064,891
Reinvested	–	3,555,073
Redeemed	(19,772,196)	(5,864,387)

Total Class Y Shares	(14,988,215)	3,755,577

Total change in shares	(15,629,349)	3,699,285

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.64	0.18	0.86	1.04	–	–	$10.68	10.79%		$34,247,025	0.91%	3.62%	0.93%	12.92%
Year Ended December 31, 2016	$9.44	0.26	0.23	0.49	(0.29)	(0.29)	$9.64	5.23%		$31,690,459	0.92%	2.80%	0.93%	40.58%
Year Ended December 31, 2015	$10.08	0.22	(0.73)	(0.51)	(0.13)	(0.13)	$9.44	(5.12%	)	$32,030,091	0.91%	2.18%	0.93%	47.51%
Year Ended December 31, 2014	$11.61	0.43	(1.49)	(1.06)	(0.47)	(0.47)	$10.08	(9.46%	)	$36,695,627	0.91%	3.88%	0.93%	39.65%
Year Ended December 31, 2013	$9.78	0.20	1.88	2.08	(0.25)	(0.25)	$11.61	21.41%		$1,722,688	0.92%	1.90%	0.94%	35.44%
Year Ended December 31, 2012	$8.37	0.27	1.18	1.45	(0.04)	(0.04)	$9.78	17.29%		$823,811	0.93%	2.97%	0.95%	68.36%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.59	0.17	0.84	1.01	–	–	$10.60	10.53%		$64,394,321	1.16%	3.35%	1.18%	12.92%
Year Ended December 31, 2016	$9.37	0.23	0.23	0.46	(0.24)	(0.24)	$9.59	4.98%		$63,178,209	1.17%	2.59%	1.18%	40.58%
Year Ended December 31, 2015	$10.01	0.20	(0.73)	(0.53)	(0.11)	(0.11)	$9.37	(5.34%	)	$59,983,984	1.16%	1.92%	1.18%	47.51%
Year Ended December 31, 2014	$11.55	0.39	(1.46)	(1.07)	(0.47)	(0.47)	$10.01	(9.68%	)	$64,017,745	1.16%	3.55%	1.18%	39.65%
Year Ended December 31, 2013	$9.75	0.19	1.85	2.04	(0.24)	(0.24)	$11.55	21.05%		$519,990	1.17%	1.83%	1.19%	35.44%
Year Ended December 31, 2012	$8.34	0.24	1.18	1.42	(0.01)	(0.01)	$9.75	17.05%		$519,568	1.18%	2.70%	1.20%	68.36%

Class IV Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.65	0.18	0.86	1.04	–	–	$10.69	10.78%		$9,559,291	0.91%	3.61%	0.93%	12.92%
Year Ended December 31, 2016	$9.45	0.26	0.22	0.48	(0.28)	(0.28)	$9.65	5.20%		$9,112,334	0.92%	2.81%	0.93%	40.58%
Year Ended December 31, 2015	$10.08	0.22	(0.73)	(0.51)	(0.12)	(0.12)	$9.45	(5.09%	)	$10,164,408	0.91%	2.19%	0.93%	47.51%
Year Ended December 31, 2014	$11.61	0.42	(1.48)	(1.06)	(0.47)	(0.47)	$10.08	(9.46%	)	$12,013,545	0.91%	3.74%	0.93%	39.65%
Year Ended December 31, 2013	$9.77	0.22	1.86	2.08	(0.24)	(0.24)	$11.61	21.45%		$15,058,439	0.92%	2.07%	0.94%	35.44%
Year Ended December 31, 2012	$8.37	0.27	1.17	1.44	(0.04)	(0.04)	$9.77	17.16%		$14,474,909	0.93%	3.00%	0.95%	68.36%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.63	0.19	0.85	1.04	–	–	$10.67	10.80%		$984,365,721	0.76%	3.68%	0.78%	12.92
Year Ended December 31, 2016	$9.44	0.27	0.24	0.51	(0.32)	(0.32)	$9.63	5.45%		$1,033,013,081	0.77%	2.94%	0.78%	40.58%
Year Ended December 31, 2015	$10.08	0.24	(0.74)	(0.50)	(0.14)	(0.14)	$9.44	(5.01%	)	$977,195,198	0.76%	2.31%	0.78%	47.51%
Year Ended December 31, 2014	$11.60	0.42	(1.46)	(1.04)	(0.48)	(0.48)	$10.08	(9.34%	)	$941,257,678	0.76%	3.78%	0.78%	39.65%
Year Ended December 31, 2013	$9.77	0.23	1.86	2.09	(0.26)	(0.26)	$11.60	21.53%		$921,221,935	0.77%	2.18%	0.79%	35.44%
Year Ended December 31, 2012	$8.36	0.28	1.18	1.46	(0.05)	(0.05)	$9.77	17.49%		$755,742,787	0.78%	3.08%	0.80%	68.36%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager International Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

On June 14, 2017, the Board of Trustees of the Trust (the “Board of Trustees”) approved the termination of J.P. Morgan Investment Management Inc. as subadviser to the Fund and approved the appointment of Thompson, Siegel & Walmsley LLC to subadvise the Fund. The change is effective July 10, 2017.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$6,731,854	$—	$6,731,854
Air Freight & Logistics	—	4,403,400	—	4,403,400
Airlines	4,937,039	8,646,484	—	13,583,523
Auto Components	2,212,161	26,601,156	—	28,813,317
Automobiles	—	76,957,943	—	76,957,943
Banks	29,161,774	212,102,681	—	241,264,455
Beverages	—	9,861,460	—	9,861,460
Biotechnology	—	8,912,662	—	8,912,662
Building Products	—	12,405,314	—	12,405,314
Capital Markets	525,947	24,757,804	—	25,283,751
Chemicals	892,938	28,939,102	—	29,832,040
Commercial Services & Supplies	—	2,430,199	—	2,430,199
Communications Equipment	66,146	2,209,662	—	2,275,808
Construction & Engineering	631,877	2,306,762	—	2,938,639
Construction Materials	1,193,530	12,299,913	—	13,493,443
Consumer Finance	—	276,487	—	276,487
Containers & Packaging	—	446,920	—	446,920
Distributors	—	173,252	—	173,252
Diversified Financial Services	63,826	1,931,566	—	1,995,392
Diversified Telecommunication Services	—	24,373,684	—	24,373,684
Electric Utilities	—	21,170,304	—	21,170,304
Electrical Equipment	—	15,109,852	—	15,109,852
Electronic Equipment, Instruments & Components	—	6,912,488	—	6,912,488
Energy Equipment & Services	—	4,810,997	—	4,810,997
Equity Real Estate Investment Trusts (REITs)	—	3,142,404	—	3,142,404
Food & Staples Retailing	772,460	7,526,253	—	8,298,713
Food Products	68,166	1,003,693	—	1,071,859
Health Care Providers & Services	—	2,693,531	—	2,693,531
Hotels, Restaurants & Leisure	—	4,582,104	—	4,582,104
Household Durables	—	5,522,058	—	5,522,058
Household Products	92,186	29,156	—	121,342
Independent Power and Renewable Electricity Producers	—	258,932	—	258,932
Industrial Conglomerates	—	19,283,044	—	19,283,044
Insurance	9,806,449	81,418,084	—	91,224,533
IT Services	—	6,114,657	—	6,114,657
Leisure Products	—	436,422	—	436,422
Machinery	—	9,363,144	—	9,363,144
Marine	—	3,461,009	—	3,461,009
Media	403,776	5,996,067	—	6,399,843
Metals & Mining	16,545,994	50,692,492	—	67,238,486
Multiline Retail	—	1,809,925	—	1,809,925
Multi-Utilities	—	4,194,760	—	4,194,760
Oil, Gas & Consumable Fuels	59,460,611	68,132,695	—	127,593,306
Paper & Forest Products	—	4,151,027	—	4,151,027
Pharmaceuticals	9,821,751	31,927,946	—	41,749,697
Professional Services	—	2,787,507	—	2,787,507
Real Estate Management & Development	32,235	16,011,088	—	16,043,323
Road & Rail	—	3,527,125	—	3,527,125

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$—	$6,486,542	$—	$6,486,542
Software	—	42,644	—	42,644
Specialty Retail	—	3,527,780	—	3,527,780
Technology Hardware, Storage & Peripherals	476,456	11,206,505	—	11,682,961
Textiles, Apparel & Luxury Goods	—	7,989,655	—	7,989,655
Tobacco	—	8,101,638	—	8,101,638
Trading Companies & Distributors	9,037	23,468,235	—	23,477,272
Transportation Infrastructure	89,343	1,216,081	—	1,305,424
Wireless Telecommunication Services	4,458,120	21,524,207	—	25,982,327
Total Common Stocks	$141,721,822	$932,400,356	$—	$1,074,122,178
Forward Foreign Currency Contracts	—	2,359,928	—	2,359,928
Futures Contracts	18,283	—	—	18,283
Repurchase Agreements	—	30,878,857	—	30,878,857
Total Assets	$141,740,105	$965,639,141	$—	$1,107,379,246
Liabilities:
Forward Foreign Currency Contracts	$—	$(2,867,957)	$—	$(2,867,957)
Futures Contracts	(253,212)	—	—	(253,212)
Total Liabilities	$(253,212)	$(2,867,957)	$—	$(3,121,169)
Total	$141,486,893	$962,771,184	$—	$1,104,258,077

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2017, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts,” if applicable.

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

28

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$2,359,928
Futures Contracts
Equity risk	Unrealized appreciation on futures contracts	18,283
Total		$2,378,211

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(2,867,957)
Futures Contracts
Equity risk	Unrealized depreciation on futures contracts	(253,212)
Total		$(3,121,169)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$518,677
Futures Contracts
Equity risk	440,886
Total	$959,563

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(541,936)
Futures Contracts
Equity risk	(234,929)
Total	$(776,865)

The following tables provide a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$108,775,586
Average Settlement Value Sold	$94,283,745
Futures Contracts:
Average Notional Balance Long (a)	$11,929,468

(a)	The Fund entered into futures contracts from May 2, 2017 through June 30, 2017.

29

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2017:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$2,359,928	$—	$2,359,928
Total	$2,359,928	$—	$2,359,928

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
ANZ Banking Group Ltd.	$1,098,735	$(97,372)	$—	$1,001,363
Citibank NA	367,030	(46,284)	—	320,746
Deutsche Bank Securities, Inc.	190,303	—	—	190,303
Goldman Sachs International	203,720	(6,842)	—	196,878
HSBC Bank PLC	99,503	(74,722)	—	24,781
State Street Bank and Trust Co.	113,198	(113,198)	—	—
National Australia Bank Ltd.	287,439	(287,439)	—	—
Total	$2,359,928	$(625,857)	$—	$1,734,071

Amounts designated as “—” are zero.

30

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(2,867,957)	$—	$(2,867,957)
Total	$(2,867,957)	$—	$(2,867,957)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
ANZ Banking Group Ltd.	$(97,372)	$97,372	$—	$—
BNP Paribas	(4,480)	—	—	(4,480)
Citibank NA	(46,284)	46,284	—	—
Credit Suisse International	(10,619)	—	—	(10,619)
Goldman Sachs International	(6,842)	6,842	—	—
HSBC Bank PLC	(74,722)	74,722	—	—
Royal Bank of Canada	(65,099)	—	—	(65,099)
Societe Generale	(2,494)	—	—	(2,494)
Standard Chartered Bank	(60,825)	—	—	(60,825)
State Street Bank and Trust Co.	(1,968,497)	113,198	—	(1,855,299)
UBS AG	(13,985)	—	—	(13,985)
National Australia Bank Ltd.	(516,738)	287,439	—	(229,299)
Total	$(2,867,957)	$625,857	$—	$(2,242,100)

Amounts designated as “—” are zero.

(e)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the

31

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $30,878,857, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% – 3.63%, maturing 02/15/18 – 05/15/39; total market value $255,000,002.

32

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% – 4.50%, maturing 07/01/41 – 06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89% – 2.00%, maturing 04/30/19 – 02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
BNP Paribas Securities Corp.	$10,000,000	$—	$10,000,000	$(10,000,000)	$—
ML Pierce Fenner & Smith, Inc.	5,878,857	—	5,878,857	(5,878,857)	—
RBS Securities, Inc.	15,000,000	—	15,000,000	(15,000,000)	—
Total	$30,878,857	$—	$30,878,857	$(30,878,857)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

33

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
JPMorgan Investment Management Inc.
Dimensional Fund Advisors LP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.75%
$500 million up to $2 billion	0.70%
$2 billion and more	0.65%

34

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Trust and NFA have entered into a written contract waiving 0.016% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $85,967, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.72%, and after contractual fee waivers was 0.71%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $172,572 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $2,209.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively, for a total amount of $79,507.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency

35

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $138,562,479 and sales of $282,098,134 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow

36

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $1,001 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,041,188,694	$129,876,580	$(66,064,239)	$63,812,341

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

37

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

38

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-advisers’ style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Advisers; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees considered that each of NVIT Multi-Manager International Value Fund, NVIT

39

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Company Fund ranked in the fourth quintile of its performance universe for the three-year period ended August 31, 2016. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

●

As to NVIT Multi-Manager International Value Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had underperformed over the three-year period, due primarily to stock selection of one Sub-Adviser and style factors with respect to the other Sub-Adviser, but that both Sub-Advisers had begun to deliver positive relative returns in recent periods. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

●

As to NVIT Multi-Manager Mid Cap Growth Fund, the Trustees considered the Adviser’s statements that the underperformance was largely due to the Sub-Advisers’ stock selection and to the Sub-Advisers’ approaches being driven by individual stock selection, which led to underperformance in a market where macro events and monetary policy decisions largely dominated investors’ focus, rather than company-specific fundamentals being the primary determinant of stock price movements.

●

As to NVIT Multi-Manager Small Company Fund, the Trustees considered the Adviser’s statements that the Sub-Advisers have underperformed recently due to a number of factors, including among others stock selection and changes in the investment environment, but that the Adviser continues to have confidence in the Sub-Advisers and their ability to generate positive long-term performance.

●

As to NVIT Multi-Manager Large Cap Growth Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had unperformed over the three-year period, both due to stock selection and style factors. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Advisers’ responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s statement that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of the Funds ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees also noted the Adviser’s statement that the actual advisory fee rates for all of the Funds, except for the NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Small Company Fund, and NVIT Multi-Manager Small Cap Value Fund, ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees considered the Adviser’s statements, as to NVIT Multi-Manager International Growth Fund and NVIT Multi-Manager Small Cap Value Fund, that each Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group, and as to NVIT Multi-Manager Small Company Fund, that its actual advisory fee was less than three basis points above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

40

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

41

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

42

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

43

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

44

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

45

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

46

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

47

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

48

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

SAR-MM-LCG 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Multi-Manager Large Cap Growth Fund

Asset Allocation†

Common Stocks	98.6%
Repurchase Agreements	1.0%
Other assets in excess of liabilities	0.4%
100.0%

Top Industries††

Internet Software & Services	11.6%
Software	10.6%
IT Services	5.9%
Hotels, Restaurants & Leisure	5.7%
Internet & Direct Marketing Retail	5.3%
Biotechnology	4.6%
Technology Hardware, Storage & Peripherals	4.3%
Health Care Equipment & Supplies	4.0%
Beverages	3.6%
Semiconductors & Semiconductor Equipment	2.8%
Other Industries*	41.6%
100.0%

Top Holdings††

Facebook, Inc., Class A	5.0%
Amazon.com, Inc.	4.5%
Apple, Inc.	3.7%
Microsoft Corp.	3.0%
Alphabet, Inc., Class C	2.2%
Alphabet, Inc., Class A	2.1%
Alibaba Group Holding Ltd., ADR	1.9%
Cisco Systems, Inc.	1.7%
Visa, Inc., Class A	1.6%
Monster Beverage Corp.	1.5%
Other Holdings *	72.8%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Multi-Manager Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Large Cap Growth Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,139.90	4.30	0.81
	Hypothetical	(b)(c)	1,000.00	1,020.78	4.06	0.81
Class II Shares	Actual	(b)	1,000.00	1,138.20	5.62	1.06
	Hypothetical	(b)(c)	1,000.00	1,019.54	5.31	1.06
Class Y Shares	Actual	(b)	1,000.00	1,140.30	3.50	0.66
	Hypothetical	(b)(c)	1,000.00	1,021.52	3.31	0.66

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 98.6%

	Shares	Market Value

Aerospace & Defense 2.2%
Boeing Co. (The)	9,200	$1,819,300
BWX Technologies, Inc.	114,190	5,566,762
Huntington Ingalls Industries, Inc.	9,300	1,731,288
Northrop Grumman Corp.	35,973	9,234,629
Orbital ATK, Inc.	6,500	639,340
Spirit AeroSystems Holdings, Inc., Class A	53,619	3,106,685
Textron, Inc.	91,048	4,288,361
United Technologies Corp.	56,425	6,890,057

		33,276,422

Air Freight & Logistics 1.5%
Expeditors International of Washington, Inc.	302,415	17,080,399
United Parcel Service, Inc., Class B	52,696	5,827,651

		22,908,050

Airlines 0.2%
Copa Holdings SA, Class A	30,943	3,620,331

Auto Components 0.9%
Lear Corp.	82,135	11,669,741
Visteon Corp.*	18,770	1,915,666

		13,585,407

Automobiles 0.4%
Thor Industries, Inc.	57,000	5,957,640

Banks 0.2%
Bank of America Corp.	104,442	2,533,763
Citigroup, Inc.	8,330	557,110

		3,090,873

Beverages 3.6%
Coca-Cola Co. (The)	297,648	13,349,513
Constellation Brands, Inc., Class A	14,239	2,758,521
Dr Pepper Snapple Group, Inc.	33,460	3,048,541
Monster Beverage Corp.*	457,524	22,729,792
PepsiCo, Inc.	100,588	11,616,908

		53,503,275

Biotechnology 4.6%
Amgen, Inc.	68,277	11,759,348
Biogen, Inc.*	36,575	9,924,992
Celgene Corp.*	158,050	20,525,953
Gilead Sciences, Inc.	73,059	5,171,116
Ionis Pharmaceuticals, Inc.* (a)	40,300	2,050,061
Regeneron Pharmaceuticals, Inc.*	28,525	14,009,769
Vertex Pharmaceuticals, Inc.*	35,000	4,510,450

		67,951,689

Building Products 0.6%
AO Smith Corp.	34,560	1,946,765

Common Stocks (continued)

	Shares	Market Value

Building Products (continued)
Lennox International, Inc. (a)	17,967	$3,299,460
Owens Corning	55,944	3,743,772

		8,989,997

Capital Markets 2.3%
Ameriprise Financial, Inc.	22,420	2,853,842
FactSet Research Systems, Inc. (a)	49,077	8,155,616
MSCI, Inc.	84,421	8,694,519
SEI Investments Co.	268,899	14,461,388

		34,165,365

Chemicals 1.8%
Air Products & Chemicals, Inc.	25,051	3,583,796
EI du Pont de Nemours & Co.	30,610	2,470,533
FMC Corp.	36,253	2,648,282
LyondellBasell Industries NV, Class A	15,480	1,306,357
Monsanto Co.	91,738	10,858,110
PPG Industries, Inc.	16,400	1,803,344
Praxair, Inc.	17,770	2,355,413
Sherwin-Williams Co. (The)	5,782	2,029,251

		27,055,086

Communications Equipment 2.2%
Cisco Systems, Inc.	820,802	25,691,102
Motorola Solutions, Inc.	86,840	7,532,502

		33,223,604

Consumer Finance 0.9%
American Express Co.	67,136	5,655,537
Discover Financial Services	113,776	7,075,729

		12,731,266

Containers & Packaging 0.3%
Berry Global Group, Inc.*	81,418	4,641,640

Electrical Equipment 0.8%
Emerson Electric Co.	34,800	2,074,776
Rockwell Automation, Inc.	65,070	10,538,737

		12,613,513

Energy Equipment & Services 0.5%
Schlumberger Ltd.	118,147	7,778,799

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	56,467	6,802,580
American Tower Corp.	35,756	4,731,234
Crown Castle International Corp.	10,330	1,034,859
Equinix, Inc.	2,550	1,094,358
Equity LifeStyle Properties, Inc.	34,512	2,979,766
Public Storage	13,786	2,874,795
SBA Communications Corp.*	34,710	4,682,379
Simon Property Group, Inc.	9,490	1,535,102

		25,735,073

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing 1.2%
Costco Wholesale Corp. (a)	65,932	$10,544,505
Sysco Corp.	141,110	7,102,066

		17,646,571

Food Products 2.3%
Archer-Daniels-Midland Co.	125,795	5,205,397
Bunge Ltd.	38,883	2,900,672
Danone SA, ADR-FR	776,726	11,666,425
Hershey Co. (The)	62,400	6,699,888
Tyson Foods, Inc., Class A	116,932	7,323,451

		33,795,833

Health Care Equipment & Supplies 4.0%
Align Technology, Inc.*	52,770	7,921,832
Baxter International, Inc.	128,800	7,797,552
Edwards Lifesciences Corp.*	137,944	16,310,499
IDEXX Laboratories, Inc.*	45,320	7,315,554
Medtronic plc	66,184	5,873,830
Varian Medical Systems, Inc.*	134,940	13,924,459

		59,143,726

Health Care Providers & Services 2.6%
Express Scripts Holding Co.*	164,110	10,476,782
HCA Healthcare, Inc.*	87,532	7,632,790
Humana, Inc.	13,330	3,207,465
McKesson Corp.	28,722	4,725,918
UnitedHealth Group, Inc.	64,762	12,008,170

		38,051,125

Health Care Technology 0.6%
Cerner Corp.*	127,528	8,476,786

Hotels, Restaurants & Leisure 5.7%
Carnival Corp.	84,062	5,511,945
Domino’s Pizza, Inc.	78,357	16,574,856
Extended Stay America, Inc.	154,910	2,999,058
Marriott International, Inc., Class A	82,616	8,287,211
McDonald’s Corp.	77,100	11,808,636
Norwegian Cruise Line Holdings Ltd.*	19,911	1,080,968
Royal Caribbean Cruises Ltd.	59,300	6,477,339
Starbucks Corp.	109,254	6,370,601
Wynn Resorts Ltd.	14,640	1,963,517
Yum Brands, Inc.	94,608	6,978,286
Yum China Holdings, Inc.*	401,594	15,834,851

		83,887,268

Household Products 0.6%
Procter & Gamble Co. (The)	94,995	8,278,814

Independent Power and Renewable Electricity Producers 0.3%
AES Corp.	337,369	3,748,170

Common Stocks (continued)

	Shares	Market Value

Industrial Conglomerates 0.5%
3M Co.	8,700	$1,811,253
Roper Technologies, Inc.	25,678	5,945,227

		7,756,480

Insurance 1.5%
MetLife, Inc.	122,996	6,757,400
Progressive Corp. (The)	182,280	8,036,725
Prudential Financial, Inc.	62,296	6,736,690

		21,530,815

Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.*	69,206	66,991,408
Priceline Group, Inc. (The)*	6,233	11,658,951

		78,650,359

Internet Software & Services 11.6%
Alibaba Group Holding Ltd., ADR-CN * (a)	201,059	28,329,213
Alphabet, Inc., Class A*	34,083	31,686,283
Alphabet, Inc., Class C*	35,290	32,069,082
Facebook, Inc., Class A*	490,467	74,050,708
VeriSign, Inc.* (a)	58,580	5,445,597

		171,580,883

IT Services 5.9%
Accenture plc, Class A	70,134	8,674,173
Automatic Data Processing, Inc.	39,698	4,067,457
DXC Technology Co.	100,262	7,692,101
Fidelity National Information Services, Inc.	52,689	4,499,641
FleetCor Technologies, Inc.*	51,198	7,383,263
Global Payments, Inc.	74,876	6,762,800
International Business Machines Corp.	14,676	2,257,609
PayPal Holdings, Inc.*	173,960	9,336,433
Total System Services, Inc.	121,900	7,100,675
Vantiv, Inc., Class A*	99,770	6,319,432
Visa, Inc., Class A	247,161	23,178,759

		87,272,343

Leisure Products 0.5%
Hasbro, Inc.	72,500	8,084,475

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	81,100	4,810,041
Illumina, Inc.*	6,440	1,117,469
Thermo Fisher Scientific, Inc.	13,898	2,424,784

		8,352,294

Machinery 1.7%
Allison Transmission Holdings, Inc.	124,800	4,681,248
Deere & Co.	96,611	11,940,154
Graco, Inc.	16,800	1,835,904
Illinois Tool Works, Inc.	36,700	5,257,275
Toro Co. (The)	27,000	1,870,830

		25,585,411

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media 1.8%
Charter Communications, Inc., Class A*	22,996	$7,746,203
Comcast Corp., Class A	479,921	18,678,525

		26,424,728

Metals & Mining 0.2%
Compass Minerals International, Inc. (a)	38,854	2,537,166

Multiline Retail 0.2%
Dollar Tree, Inc.*	37,412	2,615,847

Oil, Gas & Consumable Fuels 0.3%
ONEOK, Inc. (a)	61,413	3,203,302
Parsley Energy, Inc., Class A* (a)	45,872	1,272,948

		4,476,250

Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A	67,775	6,505,045

Pharmaceuticals 2.3%
Eli Lilly & Co.	109,069	8,976,379
Merck & Co., Inc.	54,101	3,467,333
Novartis AG, ADR-CH	91,411	7,630,076
Novo Nordisk A/S, ADR-DK	315,273	13,522,059

		33,595,847

Road & Rail 0.7%
Landstar System, Inc.	48,130	4,119,928
Union Pacific Corp.	51,618	5,621,716

		9,741,644

Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	26,137	2,033,459
Applied Materials, Inc.	70,740	2,922,269
Broadcom Ltd.	7,600	1,771,180
NVIDIA Corp.	96,008	13,878,916
QUALCOMM, Inc.	231,132	12,763,109
Texas Instruments, Inc.	107,790	8,292,285

		41,661,218

Software 10.6%
Adobe Systems, Inc.*	144,782	20,477,966
Autodesk, Inc.*	173,234	17,465,452
Citrix Systems, Inc.*	68,100	5,419,398
Electronic Arts, Inc.*	87,676	9,269,107
Fortinet, Inc.*	177,300	6,638,112
Intuit, Inc.	129,484	17,196,770
Microsoft Corp.	647,289	44,617,631
Oracle Corp.	394,881	19,799,333
Take-Two Interactive Software, Inc.*	86,350	6,336,363
VMware, Inc., Class A* (a)	82,100	7,178,003
Workday, Inc., Class A*	20,530	1,991,410

		156,389,545

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 2.1%
Best Buy Co., Inc. (a)	136,010	$7,797,453
Home Depot, Inc. (The)	131,433	20,161,822
Ross Stores, Inc.	59,783	3,451,273

		31,410,548

Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	383,180	55,185,583
NCR Corp. *	125,621	5,130,362
NetApp, Inc.	93,483	3,743,994

		64,059,939

Textiles, Apparel & Luxury Goods 0.6%
adidas AG, ADR-DE	98,298	9,433,659

Tobacco 1.1%
Altria Group, Inc.	127,298	9,479,882
Philip Morris International, Inc.	55,662	6,537,502

		16,017,384

Trading Companies & Distributors 1.5%
MSC Industrial Direct Co., Inc., Class A	36,647	3,150,176
United Rentals, Inc.*	122,286	13,782,855
Univar, Inc.*	158,980	4,642,216

		21,575,247

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.*	31,960	1,937,415

Total Common Stocks (cost $1,212,372,835)		1,461,050,865

Repurchase Agreements 1.0%

	Principal Amount

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $3,000,275, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value $3,060,000. (b)(c)	$3,000,000	3,000,000
ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $9,110,480, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $9,291,838. (b)(c)	9,109,645	9,109,645

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $3,000,618, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 02/15/25; total market value $3,060,087. (b)(c)	$3,000,000	$3,000,000

Total Repurchase Agreements (cost $15,109,645)		15,109,645

Total Investments (cost $1,227,482,480) (d) — 99.6%		1,476,160,510
Other assets in excess of liabilities — 0.4%		5,954,540

NET ASSETS — 100.0%		$1,482,115,050

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $52,105,457, which was collateralized by cash used to purchase repurchase agreements with a total value of $15,109,645 and by $38,089,257 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 07/27/17 - 02/15/47, a total value of $53,198,902.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $15,109,645.

(c)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
CN	China
DE	Germany
DK	Denmark
FR	France
Ltd.	Limited
NV	Public Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

10

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund
Assets:
Investments, at value* (cost $1,212,372,835)	$1,461,050,865
Repurchase agreements, at value (cost $15,109,645)	15,109,645

Total Investments, at value (total cost $1,227,482,480)	1,476,160,510

Cash	17,876,603
Interest and dividends receivable	904,681
Security lending income receivable	11,892
Receivable for investments sold	45,496,320
Receivable for capital shares issued	3,272,597
Prepaid expenses	9,202

Total Assets	1,543,731,805

Liabilities:
Payable for investments purchased	45,393,680
Payable for capital shares redeemed	179,909
Payable upon return of securities loaned (Note 2)	15,109,645
Accrued expenses and other payables:
Investment advisory fees	779,241
Fund administration fees	38,129
Distribution fees	25,000
Administrative servicing fees	23,417
Accounting and transfer agent fees	689
Custodian fees	9,551
Compliance program costs (Note 3)	1,558
Professional fees	12,870
Printing fees	38,291
Other	4,775

Total Liabilities	61,616,755

Net Assets	$1,482,115,050

Represented by:
Capital	$1,001,925,330
Accumulated undistributed net investment income	4,306,118
Accumulated net realized gains from investments	227,205,572
Net unrealized appreciation/(depreciation) from investments	248,678,030

Net Assets	$1,482,115,050

Net Assets:
Class I Shares	$60,243,880
Class II Shares	120,214,978
Class Y Shares	1,301,656,192

Total	$1,482,115,050

11

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,830,897
Class II Shares	9,732,501
Class Y Shares	103,961,107

Total	118,524,505

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.47
Class II Shares	$12.35
Class Y Shares	$12.52

*	Includes value of securities on loan of $52,105,457 (Note 2).

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$9,141,522
Income from securities lending (Note 2)	97,368
Interest income	51,227
Foreign tax withholding	(1,552)

Total Income	9,288,565

EXPENSES:
Investment advisory fees	4,990,619
Fund administration fees	239,961
Distribution fees Class II Shares	147,728
Administrative servicing fees Class I Shares	43,509
Administrative servicing fees Class II Shares	88,637
Professional fees	42,358
Printing fees	13,972
Trustee fees	23,866
Custodian fees	29,819
Accounting and transfer agent fees	1,410
Compliance program costs (Note 3)	3,275
Other	17,047

Total expenses before fees waived	5,642,201

Investment advisory fees waived (Note 3)	(162,569)

Net Expenses	5,479,632

NET INVESTMENT INCOME	3,808,933

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	168,722,953
Net change in unrealized appreciation/(depreciation) from investments	38,512,396

Net realized/unrealized gains from investments	207,235,349

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$211,044,282

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$3,808,933	$15,559,396
Net realized gains from investments	168,722,953	61,000,940
Net change in unrealized appreciation/(depreciation) from investments	38,512,396	(37,783,134)

Change in net assets resulting from operations	211,044,282	38,777,202

Distributions to Shareholders From:
Net investment income:
Class I	–	(470,701)
Class II	–	(699,579)
Class Y	–	(14,252,467)
Net realized gains:
Class I	–	(8,099,812)
Class II	–	(16,395,531)
Class Y	–	(204,322,442)

Change in net assets from shareholder distributions	–	(244,240,532)

Change in net assets from capital transactions	(332,586,634)	184,016,292

Change in net assets	(121,542,352)	(21,447,038)

Net Assets:
Beginning of period	1,603,657,402	1,625,104,440

End of period	$1,482,115,050	$1,603,657,402

Accumulated undistributed net investment income at end of period	$4,306,118	$497,185

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,939,768	$4,161,543
Dividends reinvested	–	8,570,513
Cost of shares redeemed	(5,289,610)	(9,986,348)

Total Class I Shares	(2,349,842)	2,745,708

Class II Shares
Proceeds from shares issued	3,362,255	6,557,167
Dividends reinvested	–	17,095,110
Cost of shares redeemed	(12,296,838)	(17,621,416)

Total Class II Shares	(8,934,583)	6,030,861

Class Y Shares
Proceeds from shares issued	10,416,337	38,188,082
Dividends reinvested	–	218,574,909
Cost of shares redeemed	(331,718,546)	(81,523,268)

Total Class Y Shares	(321,302,209)	175,239,723

Change in net assets from capital transactions	$(332,586,634)	$184,016,292

14

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	244,105	348,734
Reinvested	–	790,144
Redeemed	(442,726)	(843,671)

Total Class I Shares	(198,621)	295,207

Class II Shares
Issued	288,608	571,885
Reinvested	–	1,592,740
Redeemed	(1,048,755)	(1,482,196)

Total Class II Shares	(760,147)	682,429

Class Y Shares
Issued	857,380	3,228,897
Reinvested	–	20,071,194
Redeemed	(27,559,858)	(6,637,006)

Total Class Y Shares	(26,702,478)	16,663,085

Total change in shares	(27,661,246)	17,640,721

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.94	0.02	1.51	1.53	–	–	–	$12.47	13.99%	$60,243,880	0.81%	0.38%	0.83%	59.17%
Year Ended December 31, 2016	$12.62	0.10	0.14	0.24	(0.09)	(1.83)	(1.92)	$10.94	2.19%	$55,044,039	0.80%	0.87%	0.83%	74.16%
Year Ended December 31, 2015	$13.43	0.07	0.34	0.41	(0.06)	(1.16)	(1.22)	$12.62	3.43%	$59,738,879	0.80%	0.50%	0.83%	74.44%
Year Ended December 31, 2014	$13.14	0.07	1.27	1.34	(0.06)	(0.99)	(1.05)	$13.43	10.44%	$65,263,005	0.80%	0.53%	0.83%	43.01%
Year Ended December 31, 2013	$10.54	0.08	3.48	3.56	(0.09)	(0.87)	(0.96)	$13.14	34.74%	$66,446,033	0.81%	0.65%	0.83%	52.44%
Year Ended December 31, 2012	$9.33	0.07	1.45	1.52	(0.05)	(0.26)	(0.31)	$10.54	16.35%	$55,625,506	0.82%	0.68%	0.85%	108.38%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.85	0.01	1.49	1.50	–	–	–	$12.35	13.82%	$120,214,978	1.06%	0.13%	1.08%	59.17%
Year Ended December 31, 2016	$12.53	0.07	0.15	0.22	(0.07)	(1.83)	(1.90)	$10.85	1.99%	$113,882,417	1.05%	0.62%	1.08%	74.16%
Year Ended December 31, 2015	$13.35	0.03	0.34	0.37	(0.03)	(1.16)	(1.19)	$12.53	3.13%	$122,963,385	1.05%	0.24%	1.08%	74.44%
Year Ended December 31, 2014	$13.07	0.04	1.26	1.30	(0.03)	(0.99)	(1.02)	$13.35	10.15%	$129,123,556	1.05%	0.28%	1.08%	43.01%
Year Ended December 31, 2013	$10.49	0.05	3.46	3.51	(0.06)	(0.87)	(0.93)	$13.07	34.41%	$130,550,750	1.06%	0.40%	1.08%	52.44%
Year Ended December 31, 2012	$9.28	0.04	1.45	1.49	(0.02)	(0.26)	(0.28)	$10.49	16.14%	$108,083,342	1.07%	0.42%	1.10%	108.38%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.98	0.03	1.51	1.54	–	–	–	$12.52	14.03%	$1,301,656,192	0.66%	0.52%	0.68%	59.17%
Year Ended December 31, 2016	$12.65	0.12	0.15	0.27	(0.11)	(1.83)	(1.94)	$10.98	2.41%	$1,434,730,946	0.65%	1.01%	0.68%	74.16%
Year Ended December 31, 2015	$13.46	0.09	0.34	0.43	(0.08)	(1.16)	(1.24)	$12.65	3.57%	$1,442,402,176	0.65%	0.65%	0.68%	74.44%
Year Ended December 31, 2014	$13.17	0.09	1.27	1.36	(0.08)	(0.99)	(1.07)	$13.46	10.56%	$1,456,464,879	0.65%	0.68%	0.68%	43.01%
Year Ended December 31, 2013	$10.56	0.10	3.49	3.59	(0.11)	(0.87)	(0.98)	$13.17	34.95%	$1,342,750,198	0.66%	0.80%	0.68%	52.44%
Year Ended December 31, 2012	$9.34	0.09	1.46	1.55	(0.07)	(0.26)	(0.33)	$10.56	16.63%	$1,030,008,765	0.67%	0.86%	0.70%	108.38%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Equity securities valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,461,050,865	$—	$—	$1,461,050,865
Repurchase Agreements	—	15,109,645	—	15,109,645
Total	$1,461,050,865	$15,109,645	$—	$1,476,160,510

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $15,109,645, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00%-3.63%, maturing 02/15/18-05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $357,000,000.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89%-2.00%, maturing 04/30/19-02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
BNP Paribas Securities Corp.	$3,000,000	$—	$3,000,000	$(3,000,000)	$—
ML Pierce Fenner & Smith, Inc.	9,109,645	—	9,109,645	(9,109,645)	—
RBS Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Total	$15,109,645	$—	$15,109,645	$(15,109,645)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis,

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Massachusetts Financial Services Company
Smith Asset Management Group L.P.
Loomis, Sayles & Company, L.P. (“Loomis Sayles”) (a)

(a)	Effective April 03, 2017, Loomis Sayles was appointed as subadviser to the Fund. Effective April 03, 2017, Winslow Capital Management, Inc. was terminated and ceased serving as subadviser to the Fund

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

The Trust and NFA have entered into a written contract waiving 0.036% of investment advisory fees of the Fund until April 30, 2017. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $162,569, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.63%, and after contractual fee waivers was 0.61%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.75% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $239,961 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes. Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $3,275.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $132,146.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $923,937,321 and sales of $1,256,583,629 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $4,884 of brokerage commissions.

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,232,170,003	$256,815,106	$(12,824,599)	$243,990,507

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

26

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

27

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-advisers’ style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Advisers; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees considered that each of NVIT Multi-Manager International Value Fund, NVIT

28

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Company Fund ranked in the fourth quintile of its performance universe for the three-year period ended August 31, 2016. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

●

As to NVIT Multi-Manager International Value Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had underperformed over the three-year period, due primarily to stock selection of one Sub-Adviser and style factors with respect to the other Sub-Adviser, but that both Sub-Advisers had begun to deliver positive relative returns in recent periods. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

●

As to NVIT Multi-Manager Mid Cap Growth Fund, the Trustees considered the Adviser’s statements that the underperformance was largely due to the Sub-Advisers’ stock selection and to the Sub-Advisers’ approaches being driven by individual stock selection, which led to underperformance in a market where macro events and monetary policy decisions largely dominated investors’ focus, rather than company-specific fundamentals being the primary determinant of stock price movements.

●

As to NVIT Multi-Manager Small Company Fund, the Trustees considered the Adviser’s statements that the Sub-Advisers have underperformed recently due to a number of factors, including among others stock selection and changes in the investment environment, but that the Adviser continues to have confidence in the Sub-Advisers and their ability to generate positive long-term performance.

●

As to NVIT Multi-Manager Large Cap Growth Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had unperformed over the three-year period, both due to stock selection and style factors. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Advisers’ responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s statement that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of the Funds ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees also noted the Adviser’s statement that the actual advisory fee rates for all of the Funds, except for the NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Small Company Fund, and NVIT Multi-Manager Small Cap Value Fund, ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees considered the Adviser’s statements, as to NVIT Multi-Manager International Growth Fund and NVIT Multi-Manager Small Cap Value Fund, that each Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group, and as to NVIT Multi-Manager Small Company Fund, that its actual advisory fee was less than three basis points above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

29

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

30

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund — Initial Approval of Loomis Advisory Agreement

At the March 8, 2017 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), the termination of Winslow Capital Management, LLC (“Winslow”) as a subadviser to the Fund and the appointment of Loomis, Sayles & Company, L.P. (“Loomis”) as subadviser to the Fund pursuant to a new subadvisory agreement (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to Loomis in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Subadvisory Agreement.

In making their determinations, the Trustees considered information provided to them as to Loomis, including information relating to Loomis’s investment strategy and process, Loomis’s risk/return profile, and the correlation of returns between Loomis and the Fund’s other two subadvisers. The Trustees also considered the experience of the investment personnel of Loomis that would be managing the Fund. The Trustees considered information concerning the investment performance of the portion of the Fund managed by Winslow and considered the past performance record of Loomis managing an investment strategy comparable to the strategy it would use in managing the Fund’s assets.

The Board considered the Fund’s overall fee level. The Board noted that under the proposed subadvisory fee schedule, NFA would pay a higher subadvisory fee to Loomis than the subadvisory fee paid to Winslow. The Board also considered NFA’s statement that the Fund’s total expense ratio was in the lowest quintile of its Lipper category peer group, and would continue to be in the lowest quintile after the appointment of Loomis (including after termination of the Fund’s current expense limitation, which the Board approved at the same time as its approval of the appointment of Loomis). The Board also considered that the non-compensatory terms of the Subadvisory Agreement are substantially similar in all material respects to the terms of the subadvisory agreements that the Trust currently has in place with other unaffiliated subadvisers.

The Board considered that the Fund’s proposed subadvisory fee schedule with Loomis includes a breakpoint, which would reduce the subadvisory fees charged to NFA as the assets attributable to the portion of the Fund’s assets managed by Loomis, the assets of another Nationwide Fund, and the assets in another Nationwide account, grow in the aggregate in excess of a specified level.

The Board determined to defer any review of potential fallout benefits of the Subadvisory Agreement to Loomis, if any, until Loomis had served as subadviser for a reasonable period of time. No information was presented to the Board regarding the expected profitability of the Subadvisory Agreement.

Based on these and other considerations, none of which was individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees, including all of the Independent Trustees, unanimously approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

31

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

32

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

33

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

34

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

35

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

36

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

37

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

38

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

SAR-MM-LCV 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Multi-Manager Large Cap Value Fund

Asset Allocation†

Common Stocks	99.5%
Repurchase Agreements	0.9%
Forward Foreign Currency Contracts††	0.0%
Liabilities in excess of other assets	(0.4)%
100.0%

Top Industries†††

Banks	12.4%
Insurance	8.3%
Oil, Gas & Consumable Fuels	8.3%
Pharmaceuticals	5.1%
Equity Real Estate Investment Trusts (REITs)	4.1%
Electric Utilities	4.0%
Health Care Providers & Services	3.6%
Aerospace & Defense	3.1%
Communications Equipment	2.7%
Semiconductors & Semiconductor Equipment	2.4%
Other Industries*	46.0%
100.0%

Top Holdings†††

Citigroup, Inc.	3.4%
JPMorgan Chase & Co.	2.7%
PNC Financial Services Group, Inc. (The)	2.1%
Cisco Systems, Inc.	2.1%
MetLife, Inc.	2.0%
Wells Fargo & Co.	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Halliburton Co.	1.3%
American International Group, Inc.	1.2%
United Technologies Corp.	1.2%
Other Holdings*	80.1%
100.0%

Top Countries†††

United States	94.4%
United Kingdom	1.3%
Japan	0.6%
Luxembourg	0.5%
Bermuda	0.5%
Spain	0.3%
Ireland	0.3%
Canada	0.3%
Israel	0.3%
South Korea	0.3%
Other Countries*	1.2%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Multi-Manager Large Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Large Cap Value Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,043.20	4.00	0.79
	Hypothetical	(b)(c)	1,000.00	1,020.88	3.96	0.79
Class II Shares	Actual	(b)	1,000.00	1,042.50	5.27	1.04
	Hypothetical	(b)(c)	1,000.00	1,019.64	5.21	1.04
Class Y Shares	Actual	(b)	1,000.00	1,044.10	3.24	0.64
	Hypothetical	(b)(c)	1,000.00	1,021.62	3.21	0.64

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.5%

	Shares	Market Value

BERMUDA 0.5%
Insurance 0.5%
XL Group Ltd.	222,162	$9,730,696

CANADA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd.	210,913	6,082,731

IRELAND 0.3%
Construction Materials 0.3%
CRH plc	173,176	6,164,807

ISRAEL 0.3%
Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd., ADR	181,280	6,022,122

JAPAN 0.6%
Building Products 0.2%
Sanwa Holdings Corp.	377,100	3,982,521

Diversified Telecommunication Services 0.4%
Nippon Telegraph & Telephone Corp.	134,100	6,330,070

		10,312,591

LUXEMBOURG 0.6%
Media 0.6%
SES SA, FDR	422,460	9,896,933

NETHERLANDS 0.1%
Metals & Mining 0.1%
Constellium NV, Class A*	173,437	1,196,715

PANAMA 0.3%
Airlines 0.3%
Copa Holdings SA, Class A	42,300	4,949,100

SOUTH KOREA 0.3%
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co. Ltd.	2,420	5,040,429

SPAIN 0.3%
Electric Utilities 0.3%
Iberdrola SA	784,798	6,219,071

UNITED KINGDOM 1.2%
Beverages 0.4%
Coca-Cola European Partners plc	118,221	4,808,048
Diageo plc	101,092	2,987,448

		7,795,496

Tobacco 0.8%
British American Tobacco plc	200,341	13,651,823

		21,447,319

Common Stocks (continued)

	Shares	Market Value

UNITED STATES 94.7%
Aerospace & Defense 3.1%
General Dynamics Corp.	50,115	$9,927,782
L3 Technologies, Inc.	36,546	6,106,106
Northrop Grumman Corp.	23,519	6,037,562
Raytheon Co.	62,447	10,083,942
Textron, Inc.	36,747	1,730,784
United Technologies Corp.	177,010	21,614,690

		55,500,866

Airlines 0.2%
Delta Air Lines, Inc.	80,825	4,343,536

Auto Components 0.9%
Delphi Automotive plc	65,577	5,747,824
Goodyear Tire & Rubber Co. (The) (a)	195,899	6,848,629
Lear Corp.	25,711	3,653,019

		16,249,472

Automobiles 0.4%
General Motors Co.	197,388	6,894,763

Banks 12.5%
Bank of America Corp.	775,194	18,806,206
BB&T Corp.	114,255	5,188,320
Citigroup, Inc.	908,179	60,739,011
JPMorgan Chase & Co.	535,476	48,942,506
M&T Bank Corp.	39,447	6,388,442
PNC Financial Services Group, Inc. (The)	310,774	38,806,349
SunTrust Banks, Inc.	99,415	5,638,819
Wells Fargo & Co.	639,634	35,442,120
Zions Bancorp (a)	74,990	3,292,811

		223,244,584

Beverages 1.2%
Coca-Cola Co. (The)	141,639	6,352,509
Constellation Brands, Inc., Class A	19,111	3,702,374
Molson Coors Brewing Co., Class B (a)	126,931	10,959,223

		21,014,106

Biotechnology 1.4%
Biogen, Inc.*	34,569	9,380,644
Celgene Corp.*	50,430	6,549,344
Gilead Sciences, Inc.	59,830	4,234,767
Regeneron Pharmaceuticals, Inc.*	11,706	5,749,285

		25,914,040

Building Products 0.4%
Owens Corning	106,021	7,094,925

Capital Markets 1.2%
Ameriprise Financial, Inc.	44,699	5,689,736
Goldman Sachs Group, Inc. (The)	35,905	7,967,320
Raymond James Financial, Inc.	91,697	7,355,933

		21,012,989

Chemicals 2.2%
Air Products & Chemicals, Inc.	19,093	2,731,445

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Chemicals (continued)
Celanese Corp. Series A	127,946	$12,147,192
CF Industries Holdings, Inc. (a)	241,910	6,763,804
Dow Chemical Co. (The)	114,080	7,195,026
LyondellBasell Industries NV, Class A	67,238	5,674,215
PPG Industries, Inc.	53,167	5,846,243

		40,357,925

Commercial Services & Supplies 0.7%
Clean Harbors, Inc.*	64,124	3,580,043
Herman Miller, Inc.	323,100	9,822,240

		13,402,283

Communications Equipment 2.7%
Acacia Communications, Inc.* (a)	123,500	5,121,545
Cisco Systems, Inc. (a)	1,191,604	37,297,205
Harris Corp.	52,786	5,757,897

		48,176,647

Construction & Engineering 0.2%
Quanta Services, Inc.* (a)	132,914	4,375,529

Construction Materials 0.8%
Martin Marietta Materials, Inc.	29,143	6,486,649
Vulcan Materials Co.	55,422	7,020,859

		13,507,508

Consumer Finance 1.8%
American Express Co.	86,152	7,257,444
Capital One Financial Corp.	60,704	5,015,364
Discover Financial Services	123,677	7,691,473
Synchrony Financial (a)	390,363	11,640,625

		31,604,906

Containers & Packaging 1.0%
Bemis Co., Inc.	55,600	2,571,500
Graphic Packaging Holding Co.	357,553	4,927,080
Packaging Corp. of America	89,188	9,934,652

		17,433,232

Diversified Financial Services 2.3%
Berkshire Hathaway, Inc., Class B*	197,480	33,447,187
Voya Financial, Inc.	196,075	7,233,207

		40,680,394

Diversified Telecommunication Services 1.7%
AT&T, Inc.	528,644	19,945,738
Verizon Communications, Inc.	242,420	10,826,477

		30,772,215

Electric Utilities 3.6%
American Electric Power Co., Inc.	48,783	3,388,955
Exelon Corp.	561,574	20,255,973
FirstEnergy Corp.	300,976	8,776,460
NextEra Energy, Inc.	19,130	2,680,687
OGE Energy Corp.	242,145	8,424,225
PG&E Corp.	209,535	13,906,838

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Electric Utilities (continued)
PPL Corp.	202,248	$7,818,908

		65,252,046

Electrical Equipment 0.5%
Eaton Corp. plc	88,130	6,859,158
Regal Beloit Corp.	20,203	1,647,555

		8,506,713

Electronic Equipment, Instruments & Components 0.9%
Corning, Inc.	270,519	8,129,096
IPG Photonics Corp.*	24,594	3,568,589
Keysight Technologies, Inc.*	122,600	4,772,818

		16,470,503

Energy Equipment & Services 1.5%
Halliburton Co.	536,399	22,909,602
Helmerich & Payne, Inc. (a)	62,419	3,391,848

		26,301,450

Equity Real Estate Investment Trusts (REITs) 4.1%
American Tower Corp.	81,869	10,832,906
Columbia Property Trust, Inc.	322,037	7,207,188
CoreCivic, Inc.	62,080	1,712,166
Host Hotels & Resorts, Inc.	561,927	10,266,406
Medical Properties Trust, Inc.	404,303	5,203,380
Mid-America Apartment Communities, Inc.	53,674	5,656,166
Simon Property Group, Inc.	34,303	5,548,853
STORE Capital Corp.	566,784	12,724,301
Taubman Centers, Inc.	89,662	5,339,372
Uniti Group, Inc.	276,728	6,956,942
Washington Prime Group, Inc.	364,307	3,049,250

		74,496,930

Food & Staples Retailing 1.1%
Kroger Co. (The)	153,400	3,577,288
Walgreens Boots Alliance, Inc.	167,870	13,145,900
Wal-Mart Stores, Inc.	41,960	3,175,533

		19,898,721

Food Products 2.4%
Archer-Daniels-Midland Co.	162,302	6,716,057
Bunge Ltd.	54,887	4,094,570
Conagra Brands, Inc.	141,171	5,048,275
JM Smucker Co. (The)	50,150	5,934,250
Kellogg Co.	101,143	7,025,393
Kraft Heinz Co. (The)	63,078	5,402,000
Mondelez International, Inc., Class A	122,471	5,289,522
Tyson Foods, Inc., Class A	51,540	3,227,950

		42,738,017

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	351,209	17,072,270
Boston Scientific Corp.*	179,200	4,967,424
Hologic, Inc.*	78,627	3,568,093

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Health Care Equipment & Supplies (continued)
STERIS plc (a)	79,455	$6,475,583
Stryker Corp.	43,653	6,058,163

		38,141,533

Health Care Providers & Services 3.6%
Aetna, Inc.	58,638	8,903,007
AmerisourceBergen Corp.	50,918	4,813,279
Envision Healthcare Corp.*	138,161	8,658,550
Express Scripts Holding Co.*	41,030	2,619,355
HCA Healthcare, Inc.*	81,220	7,082,384
Humana, Inc.	25,919	6,236,630
McKesson Corp.	125,559	20,659,477
UnitedHealth Group, Inc.	33,049	6,127,946

		65,100,628

Hotels, Restaurants & Leisure 1.5%
Aramark	85,652	3,510,019
Carnival Corp.	98,310	6,446,187
Las Vegas Sands Corp.	217,314	13,884,191
Royal Caribbean Cruises Ltd.	27,904	3,047,954

		26,888,351

Household Durables 0.3%
Newell Brands, Inc.	99,358	5,327,576

Household Products 0.5%
Procter & Gamble Co. (The)	106,552	9,286,007

Industrial Conglomerates 0.8%
General Electric Co.	191,447	5,170,983
Honeywell International, Inc.	64,199	8,557,085

		13,728,068

Insurance 7.8%
Allstate Corp. (The)	65,940	5,831,734
American International Group, Inc.	347,477	21,724,262
Arthur J Gallagher & Co.	233,124	13,346,349
Athene Holding Ltd., Class A*	199,411	9,892,780
Chubb Ltd.	102,052	14,836,320
Hartford Financial Services Group, Inc. (The)	87,357	4,592,357
MetLife, Inc.	669,422	36,778,045
Principal Financial Group, Inc.	91,963	5,892,069
Prudential Financial, Inc.	154,239	16,679,405
Unum Group	134,132	6,254,575
Validus Holdings Ltd.	96,695	5,025,239

		140,853,135

Internet & Direct Marketing Retail 0.3%
Expedia, Inc.	31,772	4,732,439

Internet Software & Services 1.2%
Alphabet, Inc., Class A*	9,434	8,770,601
eBay, Inc.*	129,683	4,528,530
GoDaddy, Inc., Class A*	207,700	8,810,634

		22,109,765

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
IT Services 1.7%
Amdocs Ltd.	77,186	4,975,410
DXC Technology Co.	97,907	7,511,425
FleetCor Technologies, Inc.*	11,490	1,656,973
Genpact Ltd.	288,454	8,027,675
Global Payments, Inc.	50,523	4,563,237
Teradata Corp.* (a)	139,363	4,109,815

		30,844,535

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	47,682	8,319,079

Media 1.5%
Comcast Corp., Class A	351,869	13,694,741
John Wiley & Sons, Inc., Class A	129,582	6,835,451
Omnicom Group, Inc.	70,996	5,885,568

		26,415,760

Metals & Mining 1.0%
Newmont Mining Corp.	199,162	6,450,857
Reliance Steel & Aluminum Co.	164,773	11,997,122

		18,447,979

Multiline Retail 0.3%
Nordstrom, Inc. (a)	121,533	5,812,923

Multi-Utilities 0.9%
DTE Energy Co.	57,465	6,079,222
Sempra Energy	97,118	10,950,055

		17,029,277

Oil, Gas & Consumable Fuels 8.0%
Anadarko Petroleum Corp.	431,738	19,575,000
Cabot Oil & Gas Corp.	310,551	7,788,619
Chevron Corp.	29,072	3,033,082
Diamondback Energy, Inc.*	48,054	4,267,676
EOG Resources, Inc.	207,533	18,785,887
Exxon Mobil Corp.	129,257	10,434,918
Hess Corp.	256,870	11,268,887
HollyFrontier Corp. (a)	229,903	6,315,435
Marathon Oil Corp.	259,476	3,074,791
Noble Energy, Inc.	204,202	5,778,917
Occidental Petroleum Corp.	315,620	18,896,169
Phillips 66	190,694	15,768,487
Pioneer Natural Resources Co.	66,265	10,574,569
QEP Resources, Inc.*	161,976	1,635,958
Southwestern Energy Co.*	399,214	2,427,221
Valero Energy Corp.	69,903	4,715,656

		144,341,272

Personal Products 0.5%
Coty, Inc., Class A	452,651	8,491,733

Pharmaceuticals 4.8%
Allergan plc	43,666	10,614,768
Bristol-Myers Squibb Co.	249,560	13,905,483
Eli Lilly & Co.	167,486	13,784,098

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Pharmaceuticals (continued)
Johnson & Johnson	125,789	$16,640,627
Merck & Co., Inc.	208,380	13,355,074
Mylan NV*	310,799	12,065,217
Pfizer, Inc.	187,162	6,286,772

		86,652,039

Professional Services 0.2%
IHS Markit Ltd.*	100,815	4,439,893

Real Estate Management & Development 0.4%
Realogy Holdings Corp.	194,184	6,301,271

Road & Rail 1.3%
Genesee & Wyoming, Inc., Class A*	130,316	8,912,311
JB Hunt Transport Services, Inc.	87,551	8,000,410
Union Pacific Corp.	56,270	6,128,366

		23,041,087

Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	78,462	3,241,265
Intel Corp.	154,127	5,200,245
QUALCOMM, Inc.	351,700	19,420,874
Skyworks Solutions, Inc.	78,146	7,498,109
Texas Instruments, Inc.	104,744	8,057,956

		43,418,449

Software 0.7%
Electronic Arts, Inc.*	12,379	1,308,708
Oracle Corp.	222,230	11,142,612

		12,451,320

Specialty Retail 0.5%
Best Buy Co., Inc. (a)	129,141	7,403,654
Urban Outfitters, Inc.* (a)	108,649	2,014,352

		9,418,006

Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	58,932	8,487,387
Hewlett Packard Enterprise Co.	358,505	5,947,598
Western Digital Corp. (a)	103,514	9,171,340

		23,606,325

Textiles, Apparel & Luxury Goods 0.7%
PVH Corp.	26,083	2,986,504
VF Corp.	171,792	9,895,219

		12,881,723

Tobacco 0.5%
Altria Group, Inc.	61,762	4,599,416
Philip Morris International, Inc.	33,826	3,972,864

		8,572,280

Trading Companies & Distributors 0.3%
United Rentals, Inc.*	33,685	3,796,636
WW Grainger, Inc. (a)	13,587	2,452,861

		6,249,497

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Wireless Telecommunication Services 0.3%
Sprint Corp.*	313,391	$2,572,940
T-Mobile US, Inc.*	44,140	2,675,767

		5,248,707

		1,703,394,957

Total Common Stocks (cost $1,616,329,186)		1,790,457,471

Repurchase Agreements 0.9%

	Principal Amount

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $5,000,458, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value $5,100,000. (b)(c)	$5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $7,341,805, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $7,487,955. (b)(c)	7,341,132	7,341,132
RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $3,000,618, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 02/15/25; total market value $3,060,087. (b)(c)	3,000,000	3,000,000

Total Repurchase Agreements (cost $15,341,132)		15,341,132

Total Investments (cost $1,631,670,318) (d) — 100.4%		1,805,798,603
Liabilities in excess of other assets — (0.4)%		(7,998,081)

NET ASSETS — 100.0%		$1,797,800,522

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $ 34,064,270, which was collateralized by cash used to purchase repurchase agreements with a total value of $15,341,132 and by $19,311,559 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from 07/27/17 – 02/15/47, a total value of $34,652,691.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $15,341,132.

(c)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

FDR	Fiduciary Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	JPMorgan Chase Bank	09/20/17	(6,377,000)	$(7,148,553)	$(7,313,623)	$(165,070)
Japanese Yen	JPMorgan Chase Bank	09/20/17	(609,114,000)	(5,572,186)	(5,434,109)	138,077

Total Short Contracts				$(12,720,739)	$(12,747,732)	$(26,993)

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund
Assets:
Investments, at value* (cost $1,616,329,186)	$1,790,457,471
Repurchase agreements, at value (cost $15,341,132)	15,341,132

Total Investments, at value (total cost $1,631,670,318)	1,805,798,603

Cash	8,525,589
Foreign currencies, at value (cost $6,155)	6,221
Interest and dividends receivable	2,243,295
Security lending income receivable	54,128
Receivable for investments sold	44,765,070
Receivable for capital shares issued	293,259
Reclaims receivable	168,207
Unrealized appreciation on forward foreign currency contracts (Note 2)	138,077
Prepaid expenses	10,742

Total Assets	1,862,003,191

Liabilities:
Payable for investments purchased	44,999,699
Payable for capital shares redeemed	2,700,186
Unrealized depreciation on forward foreign currency contracts (Note 2)	165,070
Payable upon return of securities loaned (Note 2)	15,341,132
Accrued expenses and other payables:
Investment advisory fees	873,769
Fund administration fees	44,357
Distribution fees	19,078
Administrative servicing fees	17,240
Accounting and transfer agent fees	902
Custodian fees	6,775
Compliance program costs (Note 3)	1,813
Professional fees	17,010
Printing fees	10,991
Other	4,647

Total Liabilities	64,202,669

Net Assets	$1,797,800,522

Represented by:
Capital	$1,429,937,727
Accumulated undistributed net investment income	19,219,083
Accumulated net realized gains from investments, forward and foreign currency transactions	174,546,376
Net unrealized appreciation/(depreciation) from investments	174,128,285
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(26,993)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(3,956)

Net Assets	$1,797,800,522

Net Assets:
Class I Shares	$38,532,683
Class II Shares	92,173,975
Class Y Shares	1,667,093,864

Total	$1,797,800,522

12

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,627,918
Class II Shares	8,744,957
Class Y Shares	156,346,505

Total	168,719,380

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.62
Class II Shares	$10.54
Class Y Shares	$10.66

*	Includes value of securities on loan of $34,064,270 (Note 2).

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund
INVESTMENT INCOME:
Dividend income	$20,766,672
Income from securities lending (Note 2)	320,885
Interest income	42,125
Foreign tax withholding	(114,334)

Total Income	21,015,348

EXPENSES:
Investment advisory fees	5,798,281
Fund administration fees	275,367
Distribution fees Class II Shares	125,597
Administrative servicing fees Class I Shares	29,008
Administrative servicing fees Class II Shares	75,358
Professional fees	43,881
Printing fees	8,027
Trustee fees	28,085
Custodian fees	35,875
Accounting and transfer agent fees	1,705
Compliance program costs (Note 3)	3,833
Other	19,478

Total expenses before fees waived	6,444,495

Investment advisory fees waived (Note 3)	(342,255)

Net Expenses	6,102,240

NET INVESTMENT INCOME	14,913,108

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	90,164,103
Net realized losses from forward and foreign currency transactions (Note 2)	(450,908)

Net realized gains from investments, forward and foreign currency transactions	89,713,195

Net change in unrealized appreciation/(depreciation) from investments	(21,425,490)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(186,334)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	9,887

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(21,601,937)

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	68,111,258

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$83,024,366

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$14,913,108	$29,849,478
Net realized gains from investments, forward and foreign currency transactions	89,713,195	92,088,918
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(21,601,937)	164,180,634

Change in net assets resulting from operations	83,024,366	286,119,030

Distributions to Shareholders From:
Net investment income:
Class I	–	(644,640)
Class II	–	(1,629,328)
Class Y	–	(32,671,328)
Net realized gains:
Class I	–	(3,650,624)
Class II	–	(8,915,507)
Class Y	–	(180,361,054)

Change in net assets from shareholder distributions	–	(227,872,481)

Change in net assets from capital transactions	(185,366,905)	16,631,819

Change in net assets	(102,342,539)	74,878,368

Net Assets:
Beginning of period	1,900,143,061	1,825,264,693

End of period	$1,797,800,522	$1,900,143,061

Accumulated undistributed net investment income at end of period	$19,219,083	$4,305,975

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,930,960	$4,615,652
Dividends reinvested	–	4,295,264
Cost of shares redeemed	(4,151,640)	(7,274,453)

Total Class I Shares	(1,220,680)	1,636,463

Class II Shares
Proceeds from shares issued	4,252,684	29,714,567
Dividends reinvested	–	10,544,835
Cost of shares redeemed	(31,094,928)	(17,084,163)

Total Class II Shares	(26,842,244)	23,175,239

Class Y Shares
Proceeds from shares issued	26,896,037	40,834,307
Dividends reinvested	–	213,032,382
Cost of shares redeemed	(184,200,018)	(262,046,572)

Total Class Y Shares	(157,303,981)	(8,179,883)

Change in net assets from capital transactions	$(185,366,905)	$16,631,819

SHARE TRANSACTIONS:
Class I Shares
Issued	281,620	464,070
Reinvested	–	451,378
Redeemed	(396,469)	(738,584)

Total Class I Shares	(114,849)	176,864

15

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	412,899	2,999,541
Reinvested	–	1,115,891
Redeemed	(2,952,768)	(1,745,016)

Total Class II Shares	(2,539,869)	2,370,416

Class Y Shares
Issued	2,555,018	4,245,104
Reinvested	–	22,288,917
Redeemed	(17,447,968)	(25,712,490)

Total Class Y Shares	(14,892,950)	821,531

Total change in shares	(17,547,668)	3,368,811

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.18	0.08	0.36	0.44	–	–	–	$10.62	4.32%		$38,532,683	0.79%	1.49%	0.82%	28.17%
Year Ended December 31, 2016	$9.96	0.15	1.37	1.52	(0.18)	(1.12)	(1.30)	$10.18	16.35%		$38,084,583	0.79%	1.51%	0.82%	60.75%
Year Ended December 31, 2015	$11.79	0.16	(0.56)	(0.40)	(0.14)	(1.29)	(1.43)	$9.96	(3.15%	)	$35,512,881	0.78%	1.40%	0.82%	64.53%
Year Ended December 31, 2014	$11.92	0.16	1.07	1.23	(0.14)	(1.22)	(1.36)	$11.79	10.52%		$31,631,852	0.78%	1.33%	0.82%	54.93%
Year Ended December 31, 2013	$9.37	0.14	3.12	3.26	(0.15)	(0.56)	(0.71)	$11.92	35.44%		$30,310,006	0.79%	1.28%	0.83%	62.79%
Year Ended December 31, 2012	$8.06	0.16	1.27	1.43	(0.12)	–	(0.12)	$9.37	17.81%		$24,456,461	0.81%	1.78%	0.84%	100.78%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.11	0.06	0.37	0.43	–	–	–	$10.54	4.25%		$92,173,975	1.04%	1.23%	1.07%	28.17%
Year Ended December 31, 2016	$9.91	0.12	1.36	1.48	(0.16)	(1.12)	(1.28)	$10.11	16.05%		$114,092,250	1.04%	1.26%	1.07%	60.75%
Year Ended December 31, 2015	$11.74	0.13	(0.56)	(0.43)	(0.11)	(1.29)	(1.40)	$9.91	(3.44%	)	$88,360,406	1.03%	1.13%	1.07%	64.53%
Year Ended December 31, 2014	$11.88	0.13	1.07	1.20	(0.12)	(1.22)	(1.34)	$11.74	10.24%		$91,844,124	1.03%	1.07%	1.07%	54.93%
Year Ended December 31, 2013	$9.35	0.11	3.11	3.22	(0.13)	(0.56)	(0.69)	$11.88	35.03%		$77,321,711	1.04%	1.04%	1.08%	62.79%
Year Ended December 31, 2012	$8.04	0.14	1.27	1.41	(0.10)	–	(0.10)	$9.35	17.59%		$55,429,721	1.06%	1.55%	1.09%	100.78%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.21	0.09	0.36	0.45	–	–	–	$10.66	4.41%		$1,667,093,864	0.64%	1.64%	0.67%	28.17%
Year Ended December 31, 2016	$9.98	0.17	1.37	1.54	(0.19)	(1.12)	(1.31)	$10.21	16.55%		$1,747,966,228	0.64%	1.66%	0.67%	60.75%
Year Ended December 31, 2015	$11.81	0.17	(0.56)	(0.39)	(0.15)	(1.29)	(1.44)	$9.98	(3.04%	)	$1,701,391,406	0.63%	1.54%	0.67%	64.53%
Year Ended December 31, 2014	$11.94	0.18	1.07	1.25	(0.16)	(1.22)	(1.38)	$11.81	10.66%		$1,801,940,121	0.63%	1.48%	0.67%	54.93%
Year Ended December 31, 2013	$9.39	0.16	3.12	3.28	(0.17)	(0.56)	(0.73)	$11.94	35.54%		$1,659,415,570	0.64%	1.44%	0.68%	62.79%
Year Ended December 31, 2012	$8.07	0.17	1.29	1.46	(0.14)	–	(0.14)	$9.39	18.09%		$1,299,605,900	0.66%	1.95%	0.69%	100.78%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available , such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$55,500,866	$—	$—	$55,500,866
Airlines	9,292,636	—	—	9,292,636
Auto Components	16,249,472	—	—	16,249,472
Automobiles	6,894,763	—	—	6,894,763
Banks	223,244,584	—	—	223,244,584
Beverages	25,822,154	2,987,448	—	28,809,602
Biotechnology	25,914,040	—	—	25,914,040
Building Products	7,094,925	3,982,521	—	11,077,446
Capital Markets	21,012,989	—	—	21,012,989
Chemicals	40,357,925	—	—	40,357,925
Commercial Services & Supplies	13,402,283	—	—	13,402,283
Communications Equipment	48,176,647	—	—	48,176,647
Construction & Engineering	4,375,529	—	—	4,375,529
Construction Materials	13,507,508	6,164,807	—	19,672,315
Consumer Finance	31,604,906	—	—	31,604,906
Containers & Packaging	17,433,232	—	—	17,433,232
Diversified Financial Services	40,680,394	—	—	40,680,394
Diversified Telecommunication Services	30,772,215	6,330,070	—	37,102,285
Electric Utilities	65,252,046	6,219,071	—	71,471,117
Electrical Equipment	8,506,713	—	—	8,506,713
Electronic Equipment, Instruments & Components	16,470,503	—	—	16,470,503
Energy Equipment & Services	26,301,450	—	—	26,301,450
Equity Real Estate Investment Trusts (REITs)	74,496,930	—	—	74,496,930
Food & Staples Retailing	19,898,721	—	—	19,898,721
Food Products	42,738,017	—	—	42,738,017
Health Care Equipment & Supplies	38,141,533	—	—	38,141,533
Health Care Providers & Services	65,100,628	—	—	65,100,628
Hotels, Restaurants & Leisure	26,888,351	—	—	26,888,351
Household Durables	5,327,576	—	—	5,327,576
Household Products	9,286,007	—	—	9,286,007
Industrial Conglomerates	13,728,068	—	—	13,728,068
Insurance	150,583,831	—	—	150,583,831
Internet & Direct Marketing Retail	4,732,439	—	—	4,732,439
Internet Software & Services	22,109,765	—	—	22,109,765
IT Services	30,844,535	—	—	30,844,535
Life Sciences Tools & Services	8,319,079	—	—	8,319,079
Media	26,415,760	9,896,933	—	36,312,693
Metals & Mining	19,644,694	—	—	19,644,694
Multiline Retail	5,812,923	—	—	5,812,923
Multi-Utilities	17,029,277	—	—	17,029,277
Oil, Gas & Consumable Fuels	150,424,003	—	—	150,424,003
Personal Products	8,491,733	—	—	8,491,733
Pharmaceuticals	92,674,161	—	—	92,674,161
Professional Services	4,439,893	—	—	4,439,893
Real Estate Management & Development	6,301,271	—	—	6,301,271
Road & Rail	23,041,087	—	—	23,041,087
Semiconductors & Semiconductor Equipment	43,418,449	—	—	43,418,449
Software	12,451,320	—	—	12,451,320

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks (continued)
Specialty Retail	$9,418,006	$—	$—	$9,418,006
Technology Hardware, Storage & Peripherals	23,606,325	5,040,429	—	28,646,754
Textiles, Apparel & Luxury Goods	12,881,723	—	—	12,881,723
Tobacco	8,572,280	13,651,823	—	22,224,103
Trading Companies & Distributors	6,249,497	—	—	6,249,497
Wireless Telecommunication Services	5,248,707	—	—	5,248,707
Total Common Stocks	$1,736,184,369	$54,273,102	$—	$1,790,457,471
Forward Foreign Currency Contracts	—	138,077	—	138,077
Repurchase Agreements	—	15,341,132	—	15,341,132
Total Assets	$1,736,184,369	$69,752,311	$—	$1,805,936,680
Liabilities:
Forward Foreign Currency Contracts	$—	$(165,070)	$—	$(165,070)
Total Liabilities	$—	$(165,070)	$—	$(165,070)
Total	$1,736,184,369	$69,587,241	$—	$1,805,771,610

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees,

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts,” if applicable.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$138,077
Total		$138,077
Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(165,070)
Total		$(165,070)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(450,356)
Total	$(450,356)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(186,334)
Total	$(186,334)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased (a)	$(4,258,658)
Average Settlement Value Sold	$14,038,840

(a)	The Fund entered into long forward foreign currency exchange contracts from January 1, 2017 through March 8, 2017.

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2017:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$138,077	$—	$138,077
Total	$138,077	$—	$138,077

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
JPMorgan Chase Bank	$138,077	$(138,077)	$—	$—
Total	$138,077	$(138,077)	$—	$—

Amounts designated as “—” are zero.

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(165,070)	$—	$(165,070)
Total	$(165,070)	$—	$(165,070)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
JPMorgan Chase Bank	$(165,070)	$138,077	$—	$(26,993)
Total	$(165,070)	$138,077	$—	$(26,993)

Amounts designated as “—” are zero.

(d)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $15,341,132 which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% – 3.63%, maturing 02/15/18 – 05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% – 4.50%, maturing 07/01/41 – 06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89% – 2.00%, maturing 04/30/19 – 02/15/25; total market value $153,004,365.

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
BNP Paribas Securities Corp.	$5,000,000	$—	$5,000,000	$(5,000,000)	$—
ML Pierce Fenner & Smith, Inc.	7,341,132	—	7,341,132	(7,341,132)	—
RBS Securities, Inc.	3,000,000	—	3,000,000	(3,000,000)	—
Total	$15,341,132	$—	$15,341,132	$(15,341,132)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Wellington Management Company, LLP
The Boston Company Asset Management, LLC
Massachusetts Financial Services Company

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

The Trust and NFA have entered into a written contract waiving 0.037% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $342,255, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.63%, and after contractual fee waivers was 0.59%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.77% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

28

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

During the six months ended June 30, 2017, NFM earned $275,367 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $3,833.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $104,366.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $520,227,841 and sales of $682,823,962 (excluding short-term securities).

29

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $0 of brokerage commissions.

30

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,644,371,168	$230,249,595	$(68,822,160)	$161,427,435

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

32

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-advisers’ style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Advisers; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees considered that each of NVIT Multi-Manager International Value Fund, NVIT

33

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Company Fund ranked in the fourth quintile of its performance universe for the three-year period ended August 31, 2016. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

●

As to NVIT Multi-Manager International Value Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had underperformed over the three-year period, due primarily to stock selection of one Sub-Adviser and style factors with respect to the other Sub-Adviser, but that both Sub-Advisers had begun to deliver positive relative returns in recent periods. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

●

As to NVIT Multi-Manager Mid Cap Growth Fund, the Trustees considered the Adviser’s statements that the underperformance was largely due to the Sub-Advisers’ stock selection and to the Sub-Advisers’ approaches being driven by individual stock selection, which led to underperformance in a market where macro events and monetary policy decisions largely dominated investors’ focus, rather than company-specific fundamentals being the primary determinant of stock price movements.

●

As to NVIT Multi-Manager Small Company Fund, the Trustees considered the Adviser’s statements that the Sub-Advisers have underperformed recently due to a number of factors, including among others stock selection and changes in the investment environment, but that the Adviser continues to have confidence in the Sub-Advisers and their ability to generate positive long-term performance.

●

As to NVIT Multi-Manager Large Cap Growth Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had unperformed over the three-year period, both due to stock selection and style factors. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Advisers’ responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s statement that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of the Funds ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees also noted the Adviser’s statement that the actual advisory fee rates for all of the Funds, except for the NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Small Company Fund, and NVIT Multi-Manager Small Cap Value Fund, ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees considered the Adviser’s statements, as to NVIT Multi-Manager International Growth Fund and NVIT Multi-Manager Small Cap Value Fund, that each Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group, and as to NVIT Multi-Manager Small Company Fund, that its actual advisory fee was less than three basis points above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

34

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

35

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

36

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

37

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

38

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

39

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

40

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

41

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

42

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

SAR-MM-MCG 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Multi-Manager Mid Cap Growth Fund

Asset Allocation†

Common Stocks	97.0%
Repurchase Agreements	6.3%
Liabilities in excess of other assets	(3.3)%
100.0%

Top Industries††

Health Care Equipment & Supplies	7.9%
IT Services	7.1%
Software	6.9%
Hotels, Restaurants & Leisure	5.9%
Internet Software & Services	5.2%
Semiconductors & Semiconductor Equipment	4.3%
Electronic Equipment, Instruments & Components	4.0%
Commercial Services & Supplies	3.8%
Biotechnology	3.7%
Machinery	3.2%
Other Industries*	48.0%
100.0%

Top Holdings††

Waste Connections, Inc.	2.1%
CoStar Group, Inc.	1.5%
Take-Two Interactive Software, Inc.	1.4%
Bright Horizons Family Solutions, Inc.	1.4%
Burlington Stores, Inc.	1.4%
Vail Resorts, Inc.	1.3%
Euronet Worldwide, Inc.	1.3%
Raymond James Financial, Inc.	1.3%
Ultimate Software Group, Inc. (The)	1.3%
MercadoLibre, Inc.	1.2%
Other Holdings*	85.8%
100.0%

Top Countries††

United States	89.6%
Canada	2.1%
Argentina	1.2%
Russia	0.7%
Ireland	0.2%
Israel	0.1%
Other Countries*	6.1%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Mid Cap Growth Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,140.00	4.46	0.84
	Hypothetical	(b)(c)	1,000.00	1,020.63	4.21	0.84
Class II Shares	Actual	(b)	1,000.00	1,139.10	5.78	1.09
	Hypothetical	(b)(c)	1,000.00	1,019.39	5.46	1.09
Class Y Shares	Actual	(b)	1,000.00	1,140.60	4.09	0.77
	Hypothetical	(b)(c)	1,000.00	1,020.98	3.86	0.77

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 97.0%

	Shares	Market Value

ARGENTINA 1.3%
Internet Software & Services 1.3%
MercadoLibre, Inc.	45,800	$11,490,304

CANADA 2.2%
Commercial Services & Supplies 2.2%
Waste Connections, Inc.	308,241	19,856,885

IRELAND 0.2%
Biotechnology 0.2%
Prothena Corp. plc* (a)	29,014	1,570,238

ISRAEL 0.2%
Pharmaceuticals 0.2%
Neuroderm Ltd.*	45,728	1,367,267

RUSSIA 0.8%
Internet Software & Services 0.8%
Yandex NV, Class A*	267,247	7,012,561

UNITED STATES 92.3%
Aerospace & Defense 2.1%
BWX Technologies, Inc.	180,400	8,794,500
KLX, Inc.*	37,500	1,875,000
Mercury Systems, Inc.*	153,400	6,456,606
Orbital ATK, Inc.	24,100	2,370,476

		19,496,582

Airlines 1.2%
Alaska Air Group, Inc. (a)	50,000	4,488,000
Spirit Airlines, Inc.*	131,600	6,797,140

		11,285,140

Auto Components 0.9%
Delphi Automotive plc	35,000	3,067,750
Tenneco, Inc.	83,600	4,834,588

		7,902,338

Automobiles 0.4%
Thor Industries, Inc.	34,000	3,553,680

Banks 1.1%
East West Bancorp, Inc.	40,000	2,343,200
Signature Bank*	15,000	2,152,950
SVB Financial Group*	30,000	5,273,700

		9,769,850

Beverages 1.1%
Constellation Brands, Inc., Class A	27,800	5,385,694
National Beverage Corp. (a)	51,200	4,790,272

		10,175,966

Biotechnology 3.7%
BioMarin Pharmaceutical, Inc.*	27,500	2,497,550
Bioverativ, Inc.*	104,200	6,269,714
Bluebird Bio, Inc.* (a)	23,700	2,489,685
Exact Sciences Corp.*	115,000	4,067,550

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Biotechnology (continued)
Exelixis, Inc.*	173,265	$4,267,517
Incyte Corp.*	25,000	3,147,750
Neurocrine Biosciences, Inc.* (a)	97,500	4,485,000
Seattle Genetics, Inc.*	22,300	1,153,802
TESARO, Inc.* (a)	36,300	5,076,918

		33,455,486

Building Products 2.5%
Allegion plc	107,600	8,728,512
AO Smith Corp.	120,500	6,787,765
Masonite International Corp.*	98,300	7,421,650

		22,937,927

Capital Markets 2.4%
Affiliated Managers Group, Inc.	17,500	2,902,550
CBOE Holdings, Inc.	72,500	6,626,500
Raymond James Financial, Inc.	153,000	12,273,660

		21,802,710

Chemicals 1.9%
Albemarle Corp.	35,600	3,757,224
RPM International, Inc. (a)	75,000	4,091,250
Scotts Miracle-Gro Co. (The)	47,500	4,249,350
Sensient Technologies Corp.	60,000	4,831,800

		16,929,624

Commercial Services & Supplies 1.7%
Aqua Metals, Inc.* (a)	104,000	1,305,200
Brink’s Co. (The)	151,555	10,154,185
Cintas Corp.	35,500	4,474,420

		15,933,805

Communications Equipment 1.1%
Harris Corp.	30,000	3,272,400
Lumentum Holdings, Inc.*	57,500	3,280,375
Motorola Solutions, Inc.	42,500	3,686,450

		10,239,225

Construction Materials 0.6%
Vulcan Materials Co.	43,500	5,510,580

Consumer Finance 0.7%
SLM Corp.*	582,700	6,701,050

Containers & Packaging 1.0%
Berry Global Group, Inc.*	159,800	9,110,198

Distributors 1.2%
LKQ Corp.*	130,000	4,283,500
Pool Corp.	52,800	6,207,696

		10,491,196

Diversified Consumer Services 2.5%
Adtalem Global Education, Inc.	141,700	5,377,515
Bright Horizons Family Solutions, Inc.*	168,800	13,033,048
Service Corp. International	127,500	4,264,875

		22,675,438

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Diversified Telecommunication Services 0.9%
Zayo Group Holdings, Inc.*	272,988	$8,435,329

Electrical Equipment 0.6%
AMETEK, Inc.	45,000	2,725,650
Rockwell Automation, Inc.	17,500	2,834,300

		5,559,950

Electronic Equipment, Instruments & Components 4.1%
Amphenol Corp., Class A	84,000	6,200,880
CDW Corp.	105,000	6,565,650
Cognex Corp.	34,000	2,886,600
Littelfuse, Inc.	42,129	6,951,285
National Instruments Corp.	92,100	3,704,262
Trimble, Inc.*	90,000	3,210,300
Universal Display Corp. (a)	74,400	8,128,200

		37,647,177

Food Products 1.1%
Conagra Brands, Inc.	55,000	1,966,800
Lamb Weston Holdings, Inc.	50,000	2,202,000
Pinnacle Foods, Inc.	95,000	5,643,000

		9,811,800

Health Care Equipment & Supplies 8.1%
ABIOMED, Inc.*	30,000	4,299,000
Cantel Medical Corp.	81,730	6,367,584
DexCom, Inc.* (a)	61,679	4,511,819
Edwards Lifesciences Corp.*	29,500	3,488,080
Glaukos Corp.* (a)	105,800	4,387,526
Hill-Rom Holdings, Inc.	59,200	4,712,912
Hologic, Inc.*	243,400	11,045,492
ICU Medical, Inc.*	39,500	6,813,750
Insulet Corp.*	129,789	6,659,474
Integra LifeSciences Holdings Corp.*	55,600	3,030,756
Nevro Corp.* (a)	47,500	3,535,425
NuVasive, Inc.*	95,000	7,307,400
Penumbra, Inc.* (a)	52,500	4,606,875
Wright Medical Group NV*	135,000	3,711,150

		74,477,243

Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.* (a)	80,000	3,950,400
Amedisys, Inc.*	104,620	6,571,182
Centene Corp.*	32,500	2,596,100
Envision Healthcare Corp.*	65,000	4,073,550
HealthSouth Corp.	90,000	4,356,000
Tivity Health, Inc.*	173,334	6,907,360

		28,454,592

Hotels, Restaurants & Leisure 6.1%
Aramark	112,500	4,610,250
Dave & Buster’s Entertainment, Inc.*	93,025	6,187,093
Hilton Grand Vacations, Inc.*	167,300	6,032,838
MGM Resorts International	150,000	4,693,500
Norwegian Cruise Line Holdings Ltd.*	111,700	6,064,193

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Hotels, Restaurants & Leisure (continued)
Red Rock Resorts, Inc., Class A	130,000	$3,061,500
Six Flags Entertainment Corp.	131,650	7,847,657
Vail Resorts, Inc.	61,700	12,514,610
Wingstop, Inc. (a)	148,114	4,576,723

		55,588,364

Household Durables 0.6%
Newell Brands, Inc.	100,000	5,362,000

Industrial Conglomerates 0.8%
Roper Technologies, Inc.	30,000	6,945,900

Insurance 0.9%
Assurant, Inc.	45,000	4,666,050
Athene Holding Ltd., Class A*	67,500	3,348,675

		8,014,725

Internet & Direct Marketing Retail 0.5%
Expedia, Inc.	32,500	4,840,875

Internet Software & Services 3.3%
Box, Inc., Class A*	269,600	4,917,504
CoStar Group, Inc.*	54,723	14,424,983
LogMeIn, Inc.	42,500	4,441,250
Q2 Holdings, Inc.*	102,622	3,791,883
Twilio, Inc., Class A* (a)	92,400	2,689,764

		30,265,384

IT Services 7.3%
Acxiom Corp.*	226,142	5,875,169
Black Knight Financial Services, Inc., Class A*	128,000	5,241,600
DXC Technology Co.	35,000	2,685,200
EPAM Systems, Inc.*	85,156	7,160,768
Euronet Worldwide, Inc.*	142,834	12,479,407
Fiserv, Inc.*	46,700	5,713,278
Global Payments, Inc.	70,000	6,322,400
Square, Inc., Class A*	146,900	3,446,274
Total System Services, Inc.	166,400	9,692,800
WEX, Inc.*	78,800	8,216,476

		66,833,372

Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A*	33,500	7,581,385
Cambrex Corp.*	108,904	6,507,014

		14,088,399

Machinery 3.3%
Energy Recovery, Inc.* (a)	144,969	1,201,793
Fortive Corp.	77,500	4,909,625
Gardner Denver Holdings, Inc.*	86,800	1,875,748
IDEX Corp.	47,500	5,367,975
John Bean Technologies Corp.	90,050	8,824,900
Milacron Holdings Corp.*	160,000	2,814,400
Stanley Black & Decker, Inc.	37,500	5,277,375

		30,271,816

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Media 1.3%
Cinemark Holdings, Inc.	173,980	$6,759,123
DISH Network Corp., Class A*	50,000	3,138,000
WideOpenWest, Inc.*	110,000	1,914,000

		11,811,123

Multiline Retail 0.3%
Dollar Tree, Inc.*	37,500	2,622,000

Oil, Gas & Consumable Fuels 1.1%
Concho Resources, Inc.*	30,000	3,645,900
Diamondback Energy, Inc.* (a)	75,200	6,678,512

		10,324,412

Pharmaceuticals 1.2%
Jazz Pharmaceuticals plc*	21,000	3,265,500
Zoetis, Inc.	120,000	7,485,600

		10,751,100

Professional Services 1.5%
TransUnion*	190,212	8,238,082
WageWorks, Inc.*	80,000	5,376,000

		13,614,082

Road & Rail 0.9%
JB Hunt Transport Services, Inc.	55,000	5,025,900
Old Dominion Freight Line, Inc.	30,000	2,857,200

		7,883,100

Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.* (a)	365,000	4,555,200
Cavium, Inc.*	40,000	2,485,200
Lam Research Corp.	36,000	5,091,480
MACOM Technology Solutions Holdings, Inc.* (a)	85,000	4,740,450
Microchip Technology, Inc.	70,000	5,402,600
Microsemi Corp.*	87,500	4,095,000
Monolithic Power Systems, Inc.	65,000	6,266,000
Teradyne, Inc.	249,200	7,483,476

		40,119,406

Software 7.1%
Electronic Arts, Inc.*	57,500	6,078,900
Guidewire Software, Inc.*	101,164	6,950,978
Proofpoint, Inc.* (a)	122,202	10,610,800
PTC, Inc.*	132,800	7,319,936
ServiceNow, Inc.*	50,000	5,300,000
Take-Two Interactive Software, Inc.*	184,300	13,523,934
Tyler Technologies, Inc.*	15,000	2,635,050
Ultimate Software Group, Inc. (The)* (a)	58,400	12,267,504

		64,687,102

Specialty Retail 3.3%
Burlington Stores, Inc.*	140,559	12,930,022
Five Below, Inc.*	72,500	3,579,325
O’Reilly Automotive, Inc.* (a)	13,500	2,952,990
Ross Stores, Inc.	82,500	4,762,725

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Specialty Retail (continued)
Tractor Supply Co.	45,000	$2,439,450
Ulta Beauty, Inc.*	12,500	3,591,750

		30,256,262

Technology Hardware, Storage & Peripherals 1.0%
3D Systems Corp.* (a)	92,200	1,724,140
NCR Corp.*	172,300	7,036,732

		8,760,872

Thrifts & Mortgage Finance 0.4%
Radian Group, Inc.	237,300	3,879,855

Trading Companies & Distributors 1.5%
GMS, Inc.*	110,200	3,096,620
United Rentals, Inc.*	30,000	3,381,300
Univar, Inc.*	234,300	6,841,560

		13,319,480

		842,596,515

Total Common Stocks (cost $696,188,721)		883,893,770

Repurchase Agreements 6.3%

	Principal Amount

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $20,001,833, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value $20,400,000. (b)(c)	$20,000,000	20,000,000
ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $27,278,612, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $27,821,634. (b)(c)	27,276,112	27,276,112

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $10,002,061, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 02/15/25; total market value $10,200,291. (b)(c)	$10,000,000	$10,000,000

Total Repurchase Agreements (cost $57,276,112)		57,276,112

Total Investments (cost $753,464,833) (d) — 103.3%		941,169,882
Liabilities in excess of other assets — (3.3)%		(29,701,173)

NET ASSETS — 100.0%		$911,468,709

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $71,473,344, which was collateralized by cash used to purchase repurchase agreements with a total value of $57,276,112 and by $16,068,336 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 07/13/17 - 02/15/47, a total value of $73,344,448.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $57,276,112.

(c)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
Assets:
Investments, at value* (cost $696,188,721)	$883,893,770
Repurchase agreements, at value (cost $57,276,112)	57,276,112

Total Investments, at value (total cost $753,464,833)	941,169,882

Cash	31,684,352
Interest and dividends receivable	343,285
Security lending income receivable	44,520
Receivable for investments sold	4,385,907
Receivable for capital shares issued	3,914,372
Prepaid expenses	4,893

Total Assets	981,547,211

Liabilities:
Payable for investments purchased	11,977,455
Payable for capital shares redeemed	154,435
Payable upon return of securities loaned (Note 2)	57,276,112
Accrued expenses and other payables:
Investment advisory fees	545,273
Fund administration fees	23,868
Distribution fees	25,065
Administrative servicing fees	32,430
Accounting and transfer agent fees	466
Custodian fees	4,550
Compliance program costs (Note 3)	867
Professional fees	12,896
Printing fees	20,989
Other	4,096

Total Liabilities	70,078,502

Net Assets	$911,468,709

Represented by:
Capital	$610,902,104
Accumulated net investment loss	(1,166,116)
Accumulated net realized gains from investments	114,027,672
Net unrealized appreciation/(depreciation) from investments	187,705,049

Net Assets	$911,468,709

Net Assets:
Class I Shares	$379,971,651
Class II Shares	125,029,236
Class Y Shares	406,467,822

Total	$911,468,709

11

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	32,876,272
Class II Shares	11,222,203
Class Y Shares	34,793,982

Total	78,892,457

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.56
Class II Shares	$11.14
Class Y Shares	$11.68

*	Includes value of securities on loan of $71,473,344 (Note 2).

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$2,329,120
Income from securities lending (Note 2)	163,585
Interest income	74,210
Foreign tax withholding	(11,280)

Total Income	2,555,635

EXPENSES:
Investment advisory fees	3,296,412
Fund administration fees	143,946
Distribution fees Class II Shares	148,242
Administrative servicing fees Class I Shares	132,311
Administrative servicing fees Class II Shares	41,507
Professional fees	25,325
Printing fees	20,285
Trustee fees	13,559
Custodian fees	15,307
Accounting and transfer agent fees	1,108
Compliance program costs (Note 3)	1,792
Other	9,399

Total expenses before fees waived	3,849,193

Investment advisory fees waived (Note 3)	(127,442)

Net Expenses	3,721,751

NET INVESTMENT LOSS	(1,166,116)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	69,014,057
Net change in unrealized appreciation/(depreciation) from investments	47,271,108

Net realized/unrealized gains from investments	116,285,165

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$115,119,049

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment loss	$(1,166,116)	$(1,040,034)
Net realized gains from investments	69,014,057	45,549,139
Net change in unrealized appreciation/(depreciation) from investments	47,271,108	6,784,718

Change in net assets resulting from operations	115,119,049	51,293,823

Distributions to Shareholders From:
Net realized gains:
Class I	–	(41,038,373)
Class II	–	(14,085,360)
Class Y	–	(40,261,548)

Change in net assets from shareholder distributions	–	(95,385,281)

Change in net assets from capital transactions	(46,521,581)	24,227,916

Change in net assets	68,597,468	(19,863,542)

Net Assets:
Beginning of period	842,871,241	862,734,783

End of period	$911,468,709	$842,871,241

Accumulated net investment loss at end of period	$(1,166,116)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,332,827	$5,760,037
Dividends reinvested	–	41,038,373
Cost of shares redeemed	(34,928,576)	(46,805,162)

Total Class I Shares	(31,595,749)	(6,752)

Class II Shares
Proceeds from shares issued	8,352,355	8,504,710
Dividends reinvested	–	14,085,359
Cost of shares redeemed	(12,822,092)	(34,766,275)

Total Class II Shares	(4,469,737)	(12,176,206)

Class Y Shares
Proceeds from shares issued	33,412,742	19,112,020
Dividends reinvested	–	40,261,548
Cost of shares redeemed	(43,868,837)	(22,962,694)

Total Class Y Shares	(10,456,095)	36,410,874

Change in net assets from capital transactions	$(46,521,581)	$24,227,916

14

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	299,281	568,629
Reinvested	–	4,209,064
Redeemed	(3,124,247)	(4,551,705)

Total Class I Shares	(2,824,966)	225,988

Class II Shares
Issued	769,943	845,238
Reinvested	–	1,495,261
Redeemed	(1,214,045)	(3,516,469)

Total Class II Shares	(444,102)	(1,175,970)

Class Y Shares
Issued	2,923,943	1,830,805
Reinvested	–	4,087,467
Redeemed	(3,946,868)	(2,108,006)

Total Class Y Shares	(1,022,925)	3,810,266

Total change in shares	(4,291,993)	2,860,284

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.14	(0.01)	1.43	1.42	–	–	$11.56	14.00%		$379,971,651	0.84%	(0.26%	)	0.87%	32.83%
Year Ended December 31, 2016	$10.75	(0.01)	0.65	0.64	(1.25)	(1.25)	$10.14	6.47%		$361,892,264	0.85%	(0.12%	)	0.88%	64.33%
Year Ended December 31, 2015	$12.58	(0.05)	0.12	0.07	(1.90)	(1.90)	$10.75	(0.18%	)	$381,468,595	0.85%	(0.40%	)	0.88%	71.39%
Year Ended December 31, 2014	$13.76	(0.05)	0.56	0.51	(1.69)	(1.69)	$12.58	4.04%		$413,817,883	0.84%	(0.37%	)	0.87%	70.02%
Year Ended December 31, 2013	$10.64	(0.04)	4.10	4.06	(0.94)	(0.94)	$13.76	38.94%		$450,532,901	0.85%	(0.30%	)	0.88%	66.14%
Year Ended December 31, 2012	$10.19	–	1.52	1.52	(1.07)	(1.07)	$10.64	14.90%		$369,497,291	0.87%	–		0.89%	79.49%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$9.78	(0.03)	1.39	1.36	–	–	$11.14	13.91%		$125,029,236	1.09%	(0.51%	)	1.12%	32.83%
Year Ended December 31, 2016	$10.45	(0.04)	0.62	0.58	(1.25)	(1.25)	$9.78	6.06%		$114,138,973	1.10%	(0.37%	)	1.13%	64.33%
Year Ended December 31, 2015	$12.30	(0.08)	0.13	0.05	(1.90)	(1.90)	$10.45	(0.35%	)	$134,154,427	1.09%	(0.64%	)	1.12%	71.39%
Year Ended December 31, 2014	$13.53	(0.08)	0.54	0.46	(1.69)	(1.69)	$12.30	3.72%		$134,689,916	1.09%	(0.62%	)	1.12%	70.02%
Year Ended December 31, 2013	$10.50	(0.07)	4.04	3.97	(0.94)	(0.94)	$13.53	38.60%		$145,700,915	1.10%	(0.55%	)	1.13%	66.14%
Year Ended December 31, 2012	$10.09	(0.03)	1.51	1.48	(1.07)	(1.07)	$10.50	14.64%		$126,506,762	1.12%	(0.24%	)	1.14%	79.49%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.24	(0.01)	1.45	1.44	–	–	$11.68	14.06%		$406,467,822	0.77%	(0.19%	)	0.80%	32.83%
Year Ended December 31, 2016	$10.84	–	0.65	0.65	(1.25)	(1.25)	$10.24	6.40%	(g)	$366,840,004	0.78%	(0.05%	)	0.81%	64.33%
Year Ended December 31, 2015	$12.66	(0.04)	0.12	0.08	(1.90)	(1.90)	$10.84	(0.10%	)(g)	$347,111,761	0.77%	(0.33%	)	0.80%	71.39%
Year Ended December 31, 2014	$13.83	(0.04)	0.56	0.52	(1.69)	(1.69)	$12.66	4.09%		$420,252,969	0.77%	(0.29%	)	0.80%	70.02%
Year Ended December 31, 2013	$10.69	(0.03)	4.11	4.08	(0.94)	(0.94)	$13.83	38.95%		$389,844,994	0.78%	(0.23%	)	0.81%	66.14%
Year Ended December 31, 2012	$10.22	0.01	1.53	1.54	(1.07)	(1.07)	$10.69	15.07%		$291,409,944	0.80%	0.09%		0.82%	79.49%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

17

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$883,893,770	$—	$—	$883,893,770
Repurchase Agreements	—	57,276,112	—	57,276,112
Total	$883,893,770	$57,276,112	$—	$941,169,882

Amounts	designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers	between levels are recognized as of the beginning of the reporting period.

During	the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $57,276,112, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00%-3.63%, maturing 02/15/18-05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33%-4.50%, maturing 07/01/41-06/01/47; total market value $357,000,000.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89%-2.00%, maturing 04/30/19-02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
BNP Paribas Securities Corp.	$20,000,000	$—	$20,000,000	$(20,000,000)	$—
ML Pierce Fenner & Smith, Inc.	27,276,112	—	27,276,112	(27,276,112)	—
RBS Securities, Inc.	10,000,000	—	10,000,000	(10,000,000)	—
Total	$57,276,112	$—	$57,276,112	$(57,276,112)	$—

Amounts	designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Neuberger Berman Management LLC
Wells Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

The Trust and NFA have entered into a written contract waiving 0.029% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $127,442, for which NFA shall not be entitled to later seek recoupment.

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.75%, and after contractual fee waivers was 0.72%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.82% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $143,946 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $1,792.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.07% and 0.07% for Class I and Class II shares, respectively, for a total amount of $173,818.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $282,633,675 and sales of $339,332,516 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $38,051 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$754,665,662	$192,275,611	$(5,771,391)	$186,504,220

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

26

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-advisers’ style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Advisers; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees considered that each of NVIT Multi-Manager International Value Fund, NVIT

27

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Company Fund ranked in the fourth quintile of its performance universe for the three-year period ended August 31, 2016. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

●

As to NVIT Multi-Manager International Value Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had underperformed over the three-year period, due primarily to stock selection of one Sub-Adviser and style factors with respect to the other Sub-Adviser, but that both Sub-Advisers had begun to deliver positive relative returns in recent periods. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

●

As to NVIT Multi-Manager Mid Cap Growth Fund, the Trustees considered the Adviser’s statements that the underperformance was largely due to the Sub-Advisers’ stock selection and to the Sub-Advisers’ approaches being driven by individual stock selection, which led to underperformance in a market where macro events and monetary policy decisions largely dominated investors’ focus, rather than company-specific fundamentals being the primary determinant of stock price movements.

●

As to NVIT Multi-Manager Small Company Fund, the Trustees considered the Adviser’s statements that the Sub-Advisers have underperformed recently due to a number of factors, including among others stock selection and changes in the investment environment, but that the Adviser continues to have confidence in the Sub-Advisers and their ability to generate positive long-term performance.

●

As to NVIT Multi-Manager Large Cap Growth Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had unperformed over the three-year period, both due to stock selection and style factors. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Advisers’ responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s statement that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of the Funds ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees also noted the Adviser’s statement that the actual advisory fee rates for all of the Funds, except for the NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Small Company Fund, and NVIT Multi-Manager Small Cap Value Fund, ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees considered the Adviser’s statements, as to NVIT Multi-Manager International Growth Fund and NVIT Multi-Manager Small Cap Value Fund, that each Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group, and as to NVIT Multi-Manager Small Company Fund, that its actual advisory fee was less than three basis points above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

28

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

29

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

30

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

31

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

32

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

33

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

34

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

35

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

36

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

SAR-MM-MCV 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Multi-Manager Mid Cap Value Fund

Asset Allocation†

Common Stocks	96.2%
Repurchase Agreements	1.2%
Exchange Traded Fund	0.7%
Master Limited Partnership	0.1%
Forward Foreign Currency Contracts††	(0.0)%
Other assets in excess of liabilities	1.8%
100.0%

Top Holdings†††

Zimmer Biomet Holdings, Inc.	2.1%
EQT Corp.	2.1%
FNF Group	1.8%
Ally Financial, Inc.	1.8%
MEDNAX, Inc.	1.8%
TransDigm Group, Inc.	1.6%
Universal Health Services, Inc., Class B	1.6%
CIT Group, Inc.	1.4%
AerCap Holdings NV	1.4%
Pinnacle West Capital Corp.	1.4%
Other Holdings*	83.0%
100.0%

Top Industries†††

Oil, Gas & Consumable Fuels	7.5%
Insurance	7.3%
Electric Utilities	6.8%
Health Care Providers & Services	6.5%
Equity Real Estate Investment Trusts (REITs)	5.9%
Banks	5.4%
Health Care Equipment & Supplies	3.2%
Media	3.0%
Semiconductors & Semiconductor Equipment	2.9%
Containers & Packaging	2.9%
Other Industries*	48.6%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Mid Cap Value Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,072.60	4.83	0.94
	Hypothetical	(b)(c)	1,000.00	1,020.13	4.71	0.94
Class II Shares	Actual	(b)	1,000.00	1,073.20	5.40	1.05
	Hypothetical	(b)(c)	1,000.00	1,019.59	5.26	1.05
Class Y Shares	Actual	(b)	1,000.00	1,074.00	4.06	0.79
	Hypothetical	(b)(c)	1,000.00	1,020.88	3.96	0.79

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 96.2%

	Shares	Market Value

Aerospace & Defense 1.9%
Textron, Inc.	85,606	$4,032,043
TransDigm Group, Inc. (a)	61,276	16,475,278

		20,507,321

Airlines 1.5%
Alaska Air Group, Inc.	67,800	6,085,728
JetBlue Airways Corp.*	267,700	6,111,591
United Continental Holdings, Inc.*	45,300	3,408,825

		15,606,144

Auto Components 1.8%
Dana, Inc.	366,900	8,192,877
Delphi Automotive plc	124,694	10,929,429

		19,122,306

Automobiles 0.3%
Honda Motor Co. Ltd., ADR-JP (a)	112,714	3,087,236

Banks 5.3%
Bank of Hawaii Corp.	18,390	1,525,818
BB&T Corp.	90,390	4,104,610
CIT Group, Inc.	307,900	14,994,730
Comerica, Inc.	14,922	1,092,887
Commerce Bancshares, Inc.	55,269	3,140,937
Cullen/Frost Bankers, Inc. (a)	67,200	6,310,752
Fifth Third Bancorp	284,800	7,393,408
M&T Bank Corp.	21,829	3,535,207
PNC Financial Services Group, Inc. (The)	22,267	2,780,480
Signature Bank *	21,499	3,085,752
SunTrust Banks, Inc.	26,917	1,526,732
TCF Financial Corp.	220,821	3,519,887
UMB Financial Corp.	16,156	1,209,438
Westamerica Bancorp	45,869	2,570,499

		56,791,137

Biotechnology 0.5%
United Therapeutics Corp.*	41,100	5,331,903

Building Products 0.9%
Johnson Controls International plc	211,448	9,168,385

Capital Markets 2.7%
Ameriprise Financial, Inc.	33,973	4,324,423
E*TRADE Financial Corp.*	117,700	4,476,131
Invesco Ltd.	146,464	5,154,068
Northern Trust Corp.	104,075	10,117,131
State Street Corp.	24,785	2,223,958
T Rowe Price Group, Inc.	38,408	2,850,258

		29,145,969

Chemicals 2.0%
Ashland Global Holdings, Inc. (a)	143,800	9,477,858
Eastman Chemical Co.	104,100	8,743,359
Mosaic Co. (The)	115,900	2,645,997

		20,867,214

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies 1.4%
Republic Services, Inc.	199,068	$12,686,604
Stericycle, Inc.*	34,100	2,602,512

		15,289,116

Communications Equipment 0.5%
ARRIS International plc*	203,680	5,707,114

Consumer Finance 1.8%
Ally Financial, Inc.	892,100	18,644,890

Containers & Packaging 2.8%
Bemis Co., Inc.	60,841	2,813,896
Graphic Packaging Holding Co.	11,203	154,377
Owens-Illinois, Inc.*	393,800	9,419,696
Packaging Corp. of America	102,400	11,406,336
Sonoco Products Co.	51,807	2,663,916
WestRock Co.	63,400	3,592,244

		30,050,465

Diversified Consumer Services 0.5%
H&R Block, Inc.	166,900	5,158,879

Diversified Financial Services 0.3%
Voya Financial, Inc.	97,500	3,596,775

Diversified Telecommunication Services 0.3%
Level 3 Communications, Inc.*	62,421	3,701,565

Electric Utilities 6.7%
Alliant Energy Corp.	106,800	4,290,156
Edison International	56,317	4,403,426
Eversource Energy	23,004	1,396,573
FirstEnergy Corp.	446,700	13,025,772
Great Plains Energy, Inc.	454,900	13,319,472
PG&E Corp.	69,273	4,597,649
Pinnacle West Capital Corp.	168,595	14,357,550
PPL Corp.	178,200	6,889,212
Westar Energy, Inc.	24,936	1,322,107
Xcel Energy, Inc.	171,901	7,886,818

		71,488,735

Electrical Equipment 0.8%
Emerson Electric Co.	46,585	2,777,398
Hubbell, Inc.	34,620	3,917,945
Rockwell Automation, Inc.	8,929	1,446,141

		8,141,484

Electronic Equipment, Instruments & Components 2.0%
Avnet, Inc.	157,200	6,111,936
Keysight Technologies, Inc.*	314,784	12,254,541
TE Connectivity Ltd.	39,081	3,074,893

		21,441,370

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 2.5%
Baker Hughes, Inc.	83,233	$4,537,031
Halliburton Co.	22,606	965,502
Helmerich & Payne, Inc.	35,887	1,950,100
National Oilwell Varco, Inc.	105,026	3,459,556
TechnipFMC plc*	89,900	2,445,280
Transocean Ltd.*	422,200	3,474,706
Weatherford International plc* (a)	2,469,700	9,557,739

		26,389,914

Equity Real Estate Investment Trusts (REITs) 5.8%
American Tower Corp.	18,268	2,417,222
AvalonBay Communities, Inc.	47,100	9,051,207
Boston Properties, Inc.	5,359	659,264
CBL & Associates Properties, Inc.	354,000	2,984,220
Crown Castle International Corp.	34,800	3,486,264
Empire State Realty Trust, Inc., Class A	60,357	1,253,615
EPR Properties	114,700	8,243,489
Lamar Advertising Co., Class A	145,076	10,673,241
MGM Growth Properties LLC, Class A	207,404	6,054,123
Piedmont Office Realty Trust, Inc., Class A	121,630	2,563,960
Uniti Group, Inc.	299,200	7,521,888
Weyerhaeuser Co.	190,334	6,376,189

		61,284,682

Food & Staples Retailing 1.6%
Casey’s General Stores, Inc.	73,100	7,829,741
Sysco Corp.	57,400	2,888,942
Whole Foods Market, Inc.	138,400	5,828,024

		16,546,707

Food Products 2.1%
Conagra Brands, Inc.	137,255	4,908,239
General Mills, Inc.	49,820	2,760,028
JM Smucker Co. (The)	13,817	1,634,966
Kellogg Co.	114,465	7,950,739
Lamb Weston Holdings, Inc.	22,485	990,239
Mondelez International, Inc., Class A	94,548	4,083,528

		22,327,739

Gas Utilities 1.2%
Atmos Energy Corp.	23,795	1,973,795
Spire, Inc.	34,941	2,437,135
UGI Corp.	164,100	7,944,081

		12,355,011

Health Care Equipment & Supplies 3.1%
Abbott Laboratories	36,221	1,760,703
Baxter International, Inc.	28,673	1,735,863
DENTSPLY SIRONA, Inc.	78,886	5,114,968
STERIS plc	28,336	2,309,384
Zimmer Biomet Holdings, Inc.	173,094	22,225,270

		33,146,188

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services 6.4%
AmerisourceBergen Corp.	52,900	$5,000,637
Cardinal Health, Inc.	114,190	8,897,685
Express Scripts Holding Co.*	42,228	2,695,835
HCA Healthcare, Inc.*	25,744	2,244,877
Laboratory Corp. of America Holdings*	33,300	5,132,862
LifePoint Health, Inc.*	62,269	4,181,363
McKesson Corp.	14,252	2,345,024
MEDNAX, Inc.*	308,700	18,636,219
Quest Diagnostics, Inc.	26,886	2,988,648
Universal Health Services, Inc., Class B	132,700	16,200,016

		68,323,166

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	38,024	2,493,234
Royal Caribbean Cruises Ltd.	55,300	6,040,419
Wyndham Worldwide Corp.	126,500	12,701,865

		21,235,518

Household Durables 1.1%
DR Horton, Inc.	263,300	9,102,281
PulteGroup, Inc.	102,803	2,521,758

		11,624,039

Independent Power and Renewable Electricity Producers 0.6%
AES Corp.	535,200	5,946,072

Industrial Conglomerates 0.3%
Koninklijke Philips NV	85,125	3,030,338

Insurance 7.2%
Aflac, Inc.	22,193	1,723,952
Alleghany Corp.*	13,400	7,970,320
Allstate Corp. (The)	39,100	3,458,004
Arthur J Gallagher & Co.	35,469	2,030,600
Assurant, Inc.	67,100	6,957,599
Brown & Brown, Inc.	40,267	1,734,300
Chubb Ltd.	27,221	3,957,389
FNF Group	418,400	18,756,872
Loews Corp.	129,700	6,071,257
Markel Corp.*	3,000	2,927,580
ProAssurance Corp.	24,438	1,485,830
Progressive Corp. (The)	139,100	6,132,919
Reinsurance Group of America, Inc.	22,015	2,826,506
Torchmark Corp.	13,543	1,036,040
Travelers Cos., Inc. (The)	9,819	1,242,398
Unum Group	67,449	3,145,147
Willis Towers Watson plc	34,727	5,051,389

		76,508,102

Internet & Direct Marketing Retail 0.5%
Liberty Expedia Holdings, Inc., Class A*	95,880	5,179,438

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

IT Services 2.4%
Alliance Data Systems Corp.	29,900	$7,675,031
Convergys Corp.	142,469	3,387,913
CSRA, Inc.	145,600	4,622,800
DXC Technology Co.	68,100	5,224,632
Western Union Co. (The)	227,500	4,333,875

		25,244,251

Leisure Products 0.8%
Brunswick Corp.	109,900	6,894,027
Mattel, Inc.	92,864	1,999,362

		8,893,389

Machinery 1.9%
Cummins, Inc.	16,951	2,749,791
Dover Corp.	123,810	9,932,038
Ingersoll-Rand plc	45,369	4,146,273
ITT, Inc.	9,097	365,517
PACCAR, Inc.	16,391	1,082,462
Parker-Hannifin Corp.	11,806	1,886,835

		20,162,916

Media 3.0%
AMC Networks, Inc., Class A*	112,400	6,003,284
Discovery Communications, Inc., Class C*	251,500	6,340,315
DISH Network Corp., Class A*	30,000	1,882,800
Liberty Media Corp-Liberty SiriusXM, Class C*	87,400	3,644,580
Madison Square Garden Co. (The), Class A*	26,233	5,165,278
News Corp., Class A	495,600	6,789,720
Viacom, Inc., Class B	50,000	1,678,500

		31,504,477

Mortgage Real Estate Investment Trusts (REITs) 1.1%
Annaly Capital Management, Inc.	576,000	6,940,800
MFA Financial, Inc.	575,100	4,825,089

		11,765,889

Multiline Retail 0.2%
Target Corp.	45,820	2,395,928

Multi-Utilities 1.4%
Ameren Corp.	40,510	2,214,682
CMS Energy Corp.	36,400	1,683,500
NorthWestern Corp.	32,581	1,988,092
SCANA Corp.	63,900	4,281,939
WEC Energy Group, Inc.	69,900	4,290,462

		14,458,675

Oil, Gas & Consumable Fuels 7.2%
Anadarko Petroleum Corp.	68,205	3,092,415
Antero Resources Corp.*	382,700	8,270,147
Cimarex Energy Co.	8,794	826,724

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	72,826	$2,328,247
EQT Corp. (a)	372,431	21,820,732
Imperial Oil Ltd.	178,945	5,216,009
Marathon Petroleum Corp.	108,869	5,697,115
Murphy Oil Corp. (a)	500,031	12,815,795
Noble Energy, Inc.	139,857	3,957,953
Occidental Petroleum Corp.	64,934	3,887,599
Range Resources Corp.	230,400	5,338,368
Rice Energy, Inc.*	132,300	3,523,149

		76,774,253

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A*	94,900	3,454,360

Road & Rail 0.3%
Heartland Express, Inc.	165,667	3,449,187

Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	89,137	3,682,249
First Solar, Inc.*	84,300	3,361,884
KLA-Tencor Corp.	18,600	1,702,086
Lam Research Corp.	24,037	3,399,553
Marvell Technology Group Ltd.	674,200	11,137,784
Maxim Integrated Products, Inc.	92,203	4,139,915
Teradyne, Inc.	109,402	3,285,342

		30,708,813

Software 1.3%
CA, Inc.	84,600	2,916,162
Citrix Systems, Inc.*	21,600	1,718,928
Dell Technologies, Inc., Class V*	98,400	6,013,224
Synopsys, Inc.*	47,200	3,442,296

		14,090,610

Specialty Retail 1.5%
Advance Auto Parts, Inc.	98,852	11,525,155
Bed Bath & Beyond, Inc.	145,600	4,426,240

		15,951,395

Technology Hardware, Storage & Peripherals 1.0%
NetApp, Inc.	135,800	5,438,790
Western Digital Corp.	56,200	4,979,320

		10,418,110

Textiles, Apparel & Luxury Goods 0.9%
Fossil Group, Inc.*	143,100	1,481,085
Michael Kors Holdings Ltd.*	178,500	6,470,625
Ralph Lauren Corp.	17,237	1,272,091

		9,223,801

Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc.	189,939	2,699,033

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors 1.3%
AerCap Holdings NV*	309,400	$14,365,442

Total Common Stocks (cost $901,482,284)		1,022,305,451

Exchange Traded Fund 0.7%
Exchange Traded Fund 0.7%
iShares Russell Mid-Cap Value Fund	93,694	7,878,728

Total Exchange Traded Fund (cost $7,379,327)		7,878,728

Master Limited Partnership 0.1%
Oil, Gas & Consumable Fuels 0.1%
Spectra Energy Partners LP	29,940	1,284,426

Total Master Limited Partnership (cost $1,357,500)		1,284,426

Repurchase Agreements 1.2%

	Principal Amount

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $11,954,683, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $12,192,659. (b)(c)	$11,953,588	11,953,588
RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $1,000,206, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 02/15/25; total market value $1,020,029. (b)(c)	1,000,000	1,000,000

Total Repurchase Agreements (cost $12,953,588)		12,953,588

Total Investments (cost $923,172,699) (d) — 98.2%		1,044,422,193
Other assets in excess of liabilities — 1.8%		18,879,403

NET ASSETS — 100.0%		$1,063,301,596

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $45,964,527. which was collateralized by cash used to purchase repurchase agreements with a total value of $12,953,588 and by $34,004,236 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 07/13/17 - 02/15/47, a total value of $46,957,824.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $12,953,588.

(c)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

JP	Japan

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

At June 30, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	Morgan Stanley Co., Inc.	09/29/17	(5,887,200)	$(4,454,493)	$(4,546,024)	$(91,531)
Euro	UBS AG	09/29/17	(2,375,817)	(2,668,851)	(2,726,131)	(57,280)
Japanese Yen	Credit Suisse International	09/29/17	(208,047,884)	(1,871,447)	(1,856,878)	14,569

Total Short Contracts				$(8,994,791)	$(9,129,033)	$(134,242)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	Morgan Stanley Co., Inc.	09/29/17	141,281	$108,909	$109,095	$186
Euro	UBS AG	09/29/17	62,226	71,506	71,402	(104)
Euro	UBS AG	09/29/17	54,991	63,056	63,099	43

Total Long Contracts				$243,471	$243,596	$125

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Multi- Manager Mid Cap Value Fund
Assets:
Investments, at value* (cost $910,219,111)	$1,031,468,605
Repurchase agreements, at value (cost $12,953,588)	12,953,588

Total Investments, at value (total cost $923,172,699)	1,044,422,193

Cash	29,921,091
Interest and dividends receivable	1,910,718
Security lending income receivable	8,577
Receivable for investments sold	13,514,133
Receivable for capital shares issued	66,080
Unrealized appreciation on forward foreign currency contracts (Note 2)	14,798
Prepaid expenses	6,178

Total Assets	1,089,863,768

Liabilities:
Payable for investments purchased	12,302,692
Payable for capital shares redeemed	354,538
Unrealized depreciation on forward foreign currency contracts (Note 2)	148,915
Payable upon return of securities loaned (Note 2)	12,953,588
Accrued expenses and other payables:
Investment advisory fees	643,392
Fund administration fees	28,209
Distribution fees	86,237
Administrative servicing fees	4,826
Accounting and transfer agent fees	570
Custodian fees	5,989
Compliance program costs (Note 3)	1,043
Professional fees	13,037
Printing fees	15,109
Other	4,027

Total Liabilities	26,562,172

Net Assets	$1,063,301,596

Represented by:
Capital	$843,285,448
Accumulated undistributed net investment income	8,923,946
Accumulated net realized gains from investments forward and foreign currency transactions	89,976,093
Net unrealized appreciation/(depreciation) from investments	121,249,494
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(134,117)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	732

Net Assets	$1,063,301,596

12

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Multi- Manager Mid Cap Value Fund
Net Assets:
Class I Shares	$12,076,543
Class II Shares	419,695,683
Class Y Shares	631,529,370

Total	$1,063,301,596

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,060,804
Class II Shares	36,734,295
Class Y Shares	55,065,573

Total	92,860,672

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.38
Class II Shares	$11.43
Class Y Shares	$11.47

*	Includes value of securities on loan of $45,964,527 (Note 2).

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Multi- Manager Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$10,297,815
Interest income	107,437
Income from securities lending (Note 2)	45,250
Foreign tax withholding	(33,181)

Total Income	10,417,321

EXPENSES:
Investment advisory fees	4,031,679
Fund administration fees	173,882
Distribution fees Class II Shares	526,369
Administrative servicing fees Class I Shares	6,551
Administrative servicing fees Class II Shares	21,057
Professional fees	29,787
Printing fees	18,767
Trustee fees	16,356
Custodian fees	19,580
Accounting and transfer agent fees	1,299
Compliance program costs (Note 3)	2,240
Other	11,697

Total expenses before fees waived	4,859,264

Investment advisory fees waived (Note 3)	(70,030)

Net Expenses	4,789,234

NET INVESTMENT INCOME	5,628,087

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	60,487,052
Net realized losses from forward and foreign currency transactions (Note 2)	(333,999)

Net realized gains from investments forward and foreign currency transactions	60,153,053

Net change in unrealized appreciation/(depreciation) from investments	11,839,244
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(85,827)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	350

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	11,753,767

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	71,906,820

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$77,534,907

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$5,628,087	$14,219,287
Net realized gains from investments forward and foreign currency transactions	60,153,053	49,886,827
Net change in unrealized appreciation/(depreciation) from investments forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	11,753,767	109,965,642

Change in net assets resulting from operations	77,534,907	174,071,756

Distributions to Shareholders From:
Net investment income:
Class I	–	(91,101)
Class II	–	(5,558,973)
Class Y	–	(10,455,595)
Net realized gains:
Class I	–	(425,860)
Class II	–	(35,584,595)
Class Y	–	(55,735,342)

Change in net assets from shareholder distributions	–	(107,851,466)

Change in net assets from capital transactions	(111,765,408)	(15,813,283)

Change in net assets	(34,230,501)	50,407,007

Net Assets:
Beginning of period	1,097,532,097	1,047,125,090

End of period	$1,063,301,596	$1,097,532,097

Accumulated undistributed net investment income at end of period	$8,923,946	$3,295,859

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,551,947	$4,080,596
Dividends reinvested	–	516,961
Cost of shares redeemed	(1,056,977)	(708,672)

Total Class I Shares	4,494,970	3,888,885

Class II Shares
Proceeds from shares issued	6,069,306	18,393,636
Dividends reinvested	–	41,143,568
Cost of shares redeemed	(37,735,578)	(68,283,724)

Total Class II Shares	(31,666,272)	(8,746,520)

Class Y Shares
Proceeds from shares issued	7,699,770	8,779,700
Dividends reinvested	–	66,190,937
Cost of shares redeemed	(92,293,876)	(85,926,285)

Total Class Y Shares	(84,594,106)	(10,955,648)

Change in net assets from capital transactions	$(111,765,408)	$(15,813,283)

15

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
SHARE TRANSACTIONS:
Class I Shares
Issued	497,996	388,593
Reinvested	–	51,422
Redeemed	(95,105)	(68,528)

Total Class I Shares	402,891	371,487

Class II Shares
Issued	552,583	1,773,129
Reinvested	–	4,093,240
Redeemed	(3,400,251)	(6,605,901)

Total Class II Shares	(2,847,668)	(739,532)

Class Y Shares
Issued	683,384	861,476
Reinvested	–	6,548,047
Redeemed	(8,254,051)	(8,099,738)

Total Class Y Shares	(7,570,667)	(690,215)

Total change in shares	(10,015,444)	(1,058,260)

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.61	0.06	0.71	0.77	–	–	–	$11.38	7.26%		$12,076,543	0.94%	1.10%	0.95%	23.74%
Year Ended December 31, 2016	$10.03	0.15	1.55	1.70	(0.16)	(0.96)	(1.12)	$10.61	17.72%		$6,979,976	0.94%	1.42%	0.95%	58.02%
Year Ended December 31, 2015	$11.81	0.18	(0.52)	(0.34)	(0.15)	(1.29)	(1.44)	$10.03	(2.75%	)	$2,872,948	0.94%	1.55%	0.95%	52.50%
Year Ended December 31, 2014	$13.22	0.18	1.91	2.09	(0.19)	(3.31)	(3.50)	$11.81	17.15%		$1,740,819	0.94%	1.45%	0.95%	60.07%
Year Ended December 31, 2013	$10.32	0.17	3.48	3.65	(0.17)	(0.58)	(0.75)	$13.22	35.85%		$452,260	0.90%	1.39%	0.95%	113.76%
Year Ended December 31, 2012	$9.92	0.19	1.42	1.61	(0.14)	(1.07)	(1.21)	$10.32	16.65%		$128,695	0.79%	1.81%	0.82%	101.64%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.65	0.05	0.73	0.78	–	–	–	$11.43	7.32%		$419,695,683	1.05%	0.89%	1.06%	23.74%
Year Ended December 31, 2016	$10.06	0.12	1.57	1.69	(0.14)	(0.96)	(1.10)	$10.65	17.59%		$421,646,285	1.05%	1.19%	1.06%	58.02%
Year Ended December 31, 2015	$11.84	0.15	(0.51)	(0.36)	(0.13)	(1.29)	(1.42)	$10.06	(2.89%	)	$405,754,649	1.04%	1.31%	1.06%	52.50%
Year Ended December 31, 2014	$13.24	0.18	1.89	2.07	(0.16)	(3.31)	(3.47)	$11.84	17.02%		$471,930,537	1.05%	1.38%	1.06%	60.07%
Year Ended December 31, 2013	$10.33	0.14	3.50	3.64	(0.15)	(0.58)	(0.73)	$13.24	35.68%		$445,255,404	1.02%	1.16%	1.07%	113.76%
Year Ended December 31, 2012	$9.93	0.16	1.43	1.59	(0.12)	(1.07)	(1.19)	$10.33	16.35%		$372,215,249	1.05%	1.51%	1.07%	101.64%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$10.68	0.06	0.73	0.79	–	–	–	$11.47	7.40%		$631,529,370	0.79%	1.14%	0.80%	23.74%
Year Ended December 31, 2016	$10.08	0.15	1.58	1.73	(0.17)	(0.96)	(1.13)	$10.68	17.93%		$668,905,836	0.79%	1.46%	0.80%	58.02%
Year Ended December 31, 2015	$11.86	0.18	(0.51)	(0.33)	(0.16)	(1.29)	(1.45)	$10.08	(2.63%	)	$638,497,493	0.79%	1.58%	0.80%	52.50%
Year Ended December 31, 2014	$13.25	0.21	1.90	2.11	(0.19)	(3.31)	(3.50)	$11.86	17.33%		$681,364,201	0.79%	1.63%	0.80%	60.07%
Year Ended December 31, 2013	$10.34	0.17	3.50	3.67	(0.18)	(0.58)	(0.76)	$13.25	35.97%		$617,701,603	0.76%	1.43%	0.81%	113.76%
Year Ended December 31, 2012	$9.93	0.19	1.43	1.62	(0.14)	(1.07)	(1.21)	$10.34	16.73%		$476,977,907	0.79%	1.81%	0.81%	101.64%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at closing price on an exchange where such investments are traded. Equity securities, shares of exchange-traded funds, and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$20,507,321	$—	$—	$20,507,321
Airlines	15,606,144	—	—	15,606,144
Auto Components	19,122,306	—	—	19,122,306
Automobiles	3,087,236	—	—	3,087,236
Banks	56,791,137	—	—	56,791,137
Biotechnology	5,331,903	—	—	5,331,903
Building Products	9,168,385	—	—	9,168,385
Capital Markets	29,145,969	—	—	29,145,969
Chemicals	20,867,214	—	—	20,867,214
Commercial Services & Supplies	15,289,116	—	—	15,289,116
Communications Equipment	5,707,114	—	—	5,707,114
Consumer Finance	18,644,890	—	—	18,644,890
Containers & Packaging	30,050,465	—	—	30,050,465
Diversified Consumer Services	5,158,879	—	—	5,158,879
Diversified Financial Services	3,596,775	—	—	3,596,775
Diversified Telecommunication Services	3,701,565	—	—	3,701,565
Electric Utilities	71,488,735	—	—	71,488,735
Electrical Equipment	8,141,484	—	—	8,141,484
Electronic Equipment, Instruments & Components	21,441,370	—	—	21,441,370
Energy Equipment & Services	26,389,914	—	—	26,389,914
Equity Real Estate Investment Trusts (REITs)	61,284,682	—	—	61,284,682
Food & Staples Retailing	16,546,707	—	—	16,546,707
Food Products	22,327,739	—	—	22,327,739
Gas Utilities	12,355,011	—	—	12,355,011
Health Care Equipment & Supplies	33,146,188	—	—	33,146,188
Health Care Providers & Services	68,323,166	—	—	68,323,166
Hotels, Restaurants & Leisure	21,235,518	—	—	21,235,518
Household Durables	11,624,039	—	—	11,624,039
Independent Power and Renewable Electricity Producers	5,946,072	—	—	5,946,072
Industrial Conglomerates	—	3,030,338	—	3,030,338
Insurance	76,508,102	—	—	76,508,102
Internet & Direct Marketing Retail	5,179,438	—	—	5,179,438
IT Services	25,244,251	—	—	25,244,251
Leisure Products	8,893,389	—	—	8,893,389
Machinery	20,162,916	—	—	20,162,916
Media	31,504,477	—	—	31,504,477
Mortgage Real Estate Investment Trusts (REITs)	11,765,889	—	—	11,765,889
Multiline Retail	2,395,928	—	—	2,395,928
Multi-Utilities	14,458,675	—	—	14,458,675
Oil, Gas & Consumable Fuels	76,774,253	—	—	76,774,253
Real Estate Management & Development	3,454,360	—	—	3,454,360
Road & Rail	3,449,187	—	—	3,449,187
Semiconductors & Semiconductor Equipment	30,708,813	—	—	30,708,813
Software	14,090,610	—	—	14,090,610
Specialty Retail	15,951,395	—	—	15,951,395

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$10,418,110	$—	$—	$10,418,110
Textiles, Apparel & Luxury Goods	9,223,801	—	—	9,223,801
Thrifts & Mortgage Finance	2,699,033	—	—	2,699,033
Trading Companies & Distributors	14,365,442	—	—	14,365,442
Total Common Stocks	$1,019,275,113	$3,030,338	$—	$1,022,305,451
Exchange Traded Fund	7,878,728	—	—	7,878,728
Forward Foreign Currency Contracts	—	14,798	—	14,798
Master Limited Partnership	1,284,426	—	—	1,284,426
Repurchase Agreements	—	12,953,588	—	12,953,588
Total Assets	$1,028,438,267	$15,998,724	$—	$1,044,436,991

Liabilities:
Forward Foreign Currency Contracts	$—	$(148,915)	$—	$(148,915)
Total Liabilities	$—	$(148,915)	$—	$(148,915)
Total	$1,028,438,267	$15,849,809	$—	$1,044,288,076

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts,” if applicable.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$14,798
Total		$14,798

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(148,915)
Total		$(148,915)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(334,264)
Total	$(334,264)

Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(85,827)
Total	$(85,827)

The following table provides a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$700,362
Average Settlement Value Sold	$10,141,786

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2017:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$14,798	$—	$14,798
Total	$14,798	$—	$14,798

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Credit Suisse International	$14,569	$—	$—	$14,569
Morgan Stanley Co., Inc.	186	(186)	—	—
UBS AG	43	(43)	—	—
Total	$14,798	$(229)	$—	$14,569

Amounts designated as “—” are zero.

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(148,915)	$—	$(148,915)
Total	$(148,915)	$—	$(148,915)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley Co., Inc.	$(91,531)	$186	$—	$(91,345)
UBS AG	(57,384)	43	—	(57,341)
Total	$(148,915)	$229	$—	$(148,686)

Amounts designated as “—” are zero.

(d)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $12,953,588, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% – 4.50%, maturing 07/01/41 – 06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89% – 2.00%, maturing 04/30/19 – 02/15/25; total market value $153,004,365.

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
ML Pierce Fenner & Smith, Inc.	$11,953,588	$—	$11,953,588	$(11,953,588)	$—
RBS Securities, Inc.	1,000,000	$—	1,000,000	(1,000,000)	$—
Total	$12,953,588	$—	$12,953,588	$(12,953,588)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
American Century Investments Management, Inc.
Thompson, Siegel, Walmsley LLC
Wedge Capital Management, LLP

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.73%

The Trust and NFA have entered into a written contract waiving 0.013% of investment advisory fees of the Fund until April 30, 2018. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $70,030, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.75%, and after contractual fee waivers was 0.74%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.81% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $173,882 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

28

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $2,240.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.01% for Class I and Class II shares, respectively, for a total amount of $27,608.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $249,847,305 and sales of $365,341,002 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments

29

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $38,693 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$947,433,480	$136,030,909	$(39,042,196)	$96,988,713

30

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

32

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-advisers’ style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Advisers; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees considered that each of NVIT Multi-Manager International Value Fund, NVIT

33

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Company Fund ranked in the fourth quintile of its performance universe for the three-year period ended August 31, 2016. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

●

As to NVIT Multi-Manager International Value Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had underperformed over the three-year period, due primarily to stock selection of one Sub-Adviser and style factors with respect to the other Sub-Adviser, but that both Sub-Advisers had begun to deliver positive relative returns in recent periods. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

●

As to NVIT Multi-Manager Mid Cap Growth Fund, the Trustees considered the Adviser’s statements that the underperformance was largely due to the Sub-Advisers’ stock selection and to the Sub-Advisers’ approaches being driven by individual stock selection, which led to underperformance in a market where macro events and monetary policy decisions largely dominated investors’ focus, rather than company-specific fundamentals being the primary determinant of stock price movements.

●

As to NVIT Multi-Manager Small Company Fund, the Trustees considered the Adviser’s statements that the Sub-Advisers have underperformed recently due to a number of factors, including among others stock selection and changes in the investment environment, but that the Adviser continues to have confidence in the Sub-Advisers and their ability to generate positive long-term performance.

●

As to NVIT Multi-Manager Large Cap Growth Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had unperformed over the three-year period, both due to stock selection and style factors. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Advisers’ responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s statement that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of the Funds ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees also noted the Adviser’s statement that the actual advisory fee rates for all of the Funds, except for the NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Small Company Fund, and NVIT Multi-Manager Small Cap Value Fund, ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees considered the Adviser’s statements, as to NVIT Multi-Manager International Growth Fund and NVIT Multi-Manager Small Cap Value Fund, that each Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group, and as to NVIT Multi-Manager Small Company Fund, that its actual advisory fee was less than three basis points above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

34

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

35

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

36

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

37

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

38

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

39

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

40

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

41

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

42

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

SAR-MM-SCG 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Multi-Manager Small Cap Growth Fund

Asset Allocation†

Common Stocks	96.2%
Repurchase Agreements	9.4%
Exchange Traded Fund	1.4%
Rights††	0.0%
Liabilities in excess of other assets†††	(7.0)%
100.0%

Top Industries††††

Health Care Equipment & Supplies	9.0%
Software	8.1%
Semiconductors & Semiconductor Equipment	5.6%
Biotechnology	5.5%
Internet Software & Services	4.0%
Hotels, Restaurants & Leisure	3.9%
Machinery	3.5%
Banks	3.2%
Electronic Equipment, Instruments & Components	3.1%
Aerospace & Defense	2.9%
Other Industries*	51.2%
100.0%

Top Holdings††††

iShares Russell 2000 Growth Fund	1.3%
NuVasive, Inc.	1.1%
MKS Instruments, Inc.	1.0%
PTC, Inc.	1.0%
Pool Corp.	1.0%
Monolithic Power Systems, Inc.	0.9%
SiteOne Landscape Supply, Inc.	0.9%
Integra LifeSciences Holdings Corp.	0.9%
HubSpot, Inc.	0.9%
Pegasystems, Inc.	0.8%
Other Holdings*	90.2%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Multi-Manager Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Cap Growth Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,126.40	5.69	1.08
	Hypothetical	(b)(c)	1,000.00	1,019.44	5.41	1.08
Class II Shares	Actual	(b)	1,000.00	1,125.20	7.01	1.33
	Hypothetical	(b)(c)	1,000.00	1,018.20	6.66	1.33
Class Y Shares	Actual	(b)	1,000.00	1,127.40	4.85	0.92
	Hypothetical	(b)(c)	1,000.00	1,020.23	4.61	0.92

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 96.2%

	Shares	Market Value

Aerospace & Defense 3.1%
BWX Technologies, Inc.	32,750	$1,596,562
Esterline Technologies Corp.*	10,622	1,006,966
HEICO Corp. (a)	26,330	1,891,547
HEICO Corp., Class A	14,623	907,357
Mercury Systems, Inc.*	59,620	2,509,406
Teledyne Technologies, Inc.*	10,311	1,316,199

		9,228,037

Air Freight & Logistics 1.1%
Air Transport Services Group, Inc.*	32,740	713,077
XPO Logistics, Inc.*	39,340	2,542,544

		3,255,621

Auto Components 1.6%
Cooper Tire & Rubber Co. (a)	18,716	675,648
Tenneco, Inc.	27,194	1,572,629
Visteon Corp.*	24,790	2,530,067

		4,778,344

Banks 3.5%
FCB Financial Holdings, Inc., Class A*	15,790	753,972
First Hawaiian, Inc.	21,084	645,592
First Merchants Corp.	33,061	1,327,069
Great Western Bancorp, Inc.	19,081	778,696
IBERIABANK Corp.	13,818	1,126,167
Pinnacle Financial Partners, Inc.	18,410	1,156,148
Sterling Bancorp	98,851	2,298,286
Umpqua Holdings Corp.	24,964	458,339
Western Alliance Bancorp*	35,980	1,770,216

		10,314,485

Biotechnology 5.8%
ACADIA Pharmaceuticals, Inc.* (a)	16,490	459,906
Agios Pharmaceuticals, Inc.* (a)	4,604	236,876
Alder Biopharmaceuticals, Inc.* (a)	31,387	359,381
Amicus Therapeutics, Inc.* (a)	87,864	884,790
Bluebird Bio, Inc.* (a)	10,132	1,064,367
Blueprint Medicines Corp.*	14,823	751,081
Calithera Biosciences, Inc.* (a)	27,451	407,647
Coherus Biosciences, Inc.*	26,021	373,401
Cytokinetics, Inc.*	42,956	519,768
Exact Sciences Corp.*	11,430	404,279
Exelixis, Inc.*	28,310	697,275
Five Prime Therapeutics, Inc.*	24,761	745,554
Flexion Therapeutics, Inc.* (a)	25,106	507,643
GlycoMimetics, Inc.* (a)	14,866	165,905
Ionis Pharmaceuticals, Inc.* (a)	17,857	908,386
Ironwood Pharmaceuticals, Inc.* (a)	29,326	553,675
Jounce Therapeutics, Inc.*	8,100	113,643
Kite Pharma, Inc.* (a)	6,090	631,350
Ligand Pharmaceuticals, Inc.* (a)	6,080	738,112
Loxo Oncology, Inc.*	13,526	1,084,650

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Neurocrine Biosciences, Inc.* (a)	15,851	$729,146
Otonomy, Inc.*	20,972	395,322
Portola Pharmaceuticals, Inc.*	23,862	1,340,329
Repligen Corp.*	38,670	1,602,485
Trevena, Inc.*	256	589
Ultragenyx Pharmaceutical, Inc.*	27,016	1,677,964

		17,353,524

Building Products 2.2%
AAON, Inc.	23,007	847,808
American Woodmark Corp.*	12,710	1,214,441
Armstrong World Industries, Inc.* (a)	19,904	915,584
JELD-WEN Holding, Inc.*	46,276	1,502,119
Lennox International, Inc. (a)	11,150	2,047,586

		6,527,538

Capital Markets 1.8%
Evercore Partners, Inc., Class A	17,260	1,216,830
Financial Engines, Inc.	45,799	1,676,243
MarketAxess Holdings, Inc.	13,030	2,620,333

		5,513,406

Chemicals 1.6%
Ingevity Corp.*	18,530	1,063,622
OMNOVA Solutions, Inc.*	81,609	795,688
PolyOne Corp.	39,041	1,512,448
Trinseo SA	19,920	1,368,504

		4,740,262

Commercial Services & Supplies 1.1%
Advanced Disposal Services, Inc.*	27,878	633,667
Brink’s Co. (The)	20,477	1,371,959
Deluxe Corp.	17,270	1,195,429
Viad Corp.	2,500	118,125

		3,319,180

Communications Equipment 0.5%
Acacia Communications, Inc.* (a)	12,999	539,068
Ciena Corp.*	40,983	1,025,395

		1,564,463

Construction & Engineering 1.6%
Dycom Industries, Inc.* (a)	15,960	1,428,739
Granite Construction, Inc.	24,660	1,189,599
MasTec, Inc.*	46,900	2,117,535

		4,735,873

Construction Materials 0.7%
Summit Materials, Inc., Class A*	70,521	2,035,941

Consumer Finance 0.4%
OneMain Holdings, Inc.*	16,327	401,481
SLM Corp.*	77,660	893,090

		1,294,571

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging 0.7%
Berry Global Group, Inc.*	15,490	$883,085
Graphic Packaging Holding Co.	88,076	1,213,687

		2,096,772

Distributors 1.4%
Core-Mark Holding Co., Inc.	28,289	935,234
Pool Corp.	26,440	3,108,551

		4,043,785

Diversified Consumer Services 0.8%
Bright Horizons Family Solutions, Inc.*	20,955	1,617,936
Sotheby’s*	13,750	737,962

		2,355,898

Diversified Telecommunication Services 0.4%
ORBCOMM, Inc.*	50,840	574,492
Vonage Holdings Corp.*	77,481	506,726

		1,081,218

Electrical Equipment 0.7%
AZZ, Inc.	18,974	1,058,749
Generac Holdings, Inc.*	29,016	1,048,348

		2,107,097

Electronic Equipment, Instruments & Components 3.3%
Cognex Corp.	23,360	1,983,264
Coherent, Inc.*	8,910	2,004,661
ePlus, Inc.*	17,259	1,278,892
Fabrinet*	13,459	574,161
Itron, Inc.*	21,742	1,473,021
Littelfuse, Inc.	6,350	1,047,750
Rogers Corp.*	12,873	1,398,265

		9,760,014

Energy Equipment & Services 0.5%
ProPetro Holding Corp.*	42,182	588,861
RPC, Inc. (a)	39,170	791,626

		1,380,487

Equity Real Estate Investment Trusts (REITs) 1.5%
CoreSite Realty Corp.	23,573	2,440,512
LaSalle Hotel Properties	31,886	950,203
Sunstone Hotel Investors, Inc.	63,699	1,026,828

		4,417,543

Food & Staples Retailing 0.8%
Casey’s General Stores, Inc.	10,071	1,078,705
PriceSmart, Inc.	14,172	1,241,467

		2,320,172

Food Products 1.2%
Hostess Brands, Inc.*	112,746	1,815,210

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Post Holdings, Inc.*	8,144	$632,382
TreeHouse Foods, Inc.*	13,346	1,090,235

		3,537,827

Health Care Equipment & Supplies 9.6%
ABIOMED, Inc.*	16,670	2,388,811
Anika Therapeutics, Inc.*	20,972	1,034,758
Atrion Corp.	2,162	1,390,815
Cantel Medical Corp.	24,150	1,881,526
Cardiovascular Systems, Inc.*	31,022	999,839
Globus Medical, Inc., Class A*	42,859	1,420,776
ICU Medical, Inc.*	14,090	2,430,525
Inogen, Inc.* (a)	9,090	867,368
Integra LifeSciences Holdings Corp.*	51,932	2,830,813
Masimo Corp.*	11,770	1,073,189
Natus Medical, Inc.*	45,703	1,704,722
Neogen Corp.*	11,580	800,294
NuVasive, Inc.*	46,217	3,555,012
Orthofix International NV*	24,559	1,141,502
Penumbra, Inc.*	13,580	1,191,645
Spectranetics Corp. (The)*	27,730	1,064,832
West Pharmaceutical Services, Inc.	19,010	1,796,825
Wright Medical Group NV*	38,470	1,057,540

		28,630,792

Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.* (a)	25,365	1,252,524
Amedisys, Inc.*	11,440	718,546
HealthEquity, Inc.*	28,080	1,399,226
US Physical Therapy, Inc.	11,329	684,272
WellCare Health Plans, Inc.*	10,118	1,816,788

		5,871,356

Health Care Technology 2.4%
Cotiviti Holdings, Inc.*	23,770	882,818
Evolent Health, Inc., Class A* (a)	43,000	1,090,050
Medidata Solutions, Inc.* (a)	25,310	1,979,242
Omnicell, Inc.*	29,724	1,281,104
Veeva Systems, Inc., Class A*	25,640	1,571,988
Vocera Communications, Inc.*	16,780	443,328

		7,248,530

Hotels, Restaurants & Leisure 4.1%
Bloomin’ Brands, Inc.	57,667	1,224,270
Choice Hotels International, Inc.	18,870	1,212,397
Dave & Buster’s Entertainment, Inc.* (a)	23,930	1,591,584
Dunkin’ Brands Group, Inc.	23,726	1,307,777
La Quinta Holdings, Inc.*	68,654	1,014,020
Marriott Vacations Worldwide Corp.	12,810	1,508,378
Papa John’s International, Inc.	9,698	695,928
Vail Resorts, Inc.	13,030	2,642,875
Wingstop, Inc. (a)	34,304	1,059,994

		12,257,223

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Household Durables 0.8%
iRobot Corp.* (a)	5,550	$466,977
TopBuild Corp.*	33,482	1,776,890

		2,243,867

Insurance 0.8%
James River Group Holdings Ltd.	22,039	875,609
Kinsale Capital Group, Inc.	11,520	429,811
Primerica, Inc.	12,350	935,513

		2,240,933

Internet & Direct Marketing Retail 0.5%
Nutrisystem, Inc.	10,950	569,948
Wayfair, Inc., Class A* (a)	12,982	998,056

		1,568,004

Internet Software & Services 4.3%
2U, Inc.*	28,500	1,337,220
Five9, Inc.*	37,555	808,184
GrubHub, Inc.* (a)	30,978	1,350,641
j2 Global, Inc.	16,256	1,383,223
LogMeIn, Inc.	25,290	2,642,805
MuleSoft, Inc., Class A* (a)	2,730	68,086
Okta, Inc.* (a)	3,500	79,800
Q2 Holdings, Inc.*	54,064	1,997,665
Shopify, Inc., Class A*	13,130	1,140,997
Trivago NV, ADR-DE* (a)	40,150	949,949
Wix.com Ltd.*	15,510	1,079,496

		12,838,066

IT Services 2.9%
Blackhawk Network Holdings, Inc.*	43,168	1,882,125
CACI International, Inc., Class A*	7,847	981,267
Cardtronics plc, Class A*	29,266	961,681
Cass Information Systems, Inc.	10,418	683,838
EPAM Systems, Inc.*	17,393	1,462,577
ExlService Holdings, Inc.*	13,240	735,879
MAXIMUS, Inc.	13,165	824,524
WEX, Inc.*	10,435	1,088,057

		8,619,948

Life Sciences Tools & Services 1.6%
Accelerate Diagnostics, Inc.* (a)	13,400	366,490
Cambrex Corp.*	14,720	879,520
INC Research Holdings, Inc., Class A*	17,151	1,003,334
NanoString Technologies, Inc.*	32,323	534,622
PRA Health Sciences, Inc.*	26,740	2,005,767

		4,789,733

Machinery 3.7%
Altra Industrial Motion Corp.	30,818	1,226,556
ITT, Inc.	25,469	1,023,344
John Bean Technologies Corp.	24,290	2,380,420

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Kennametal, Inc.	23,660	$885,357
Lincoln Electric Holdings, Inc.	16,590	1,527,773
Milacron Holdings Corp.*	38,548	678,059
RBC Bearings, Inc.*	15,900	1,617,984
REV Group, Inc.	10,420	288,426
Rexnord Corp.*	39,398	916,004
Welbilt, Inc.*	28,735	541,655

		11,085,578

Multiline Retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	37,380	1,592,388

Oil, Gas & Consumable Fuels 0.6%
Callon Petroleum Co.* (a)	57,210	606,998
PDC Energy, Inc.*	12,023	518,312
Resolute Energy Corp.* (a)	6,095	181,448
WildHorse Resource Development Corp.* (a)	42,018	519,763

		1,826,521

Paper & Forest Products 0.5%
Boise Cascade Co.*	24,706	751,062
Louisiana-Pacific Corp.*	33,688	812,218

		1,563,280

Personal Products 0.3%
elf Beauty, Inc.* (a)	30,070	818,205

Pharmaceuticals 2.2%
Aerie Pharmaceuticals, Inc.*	22,930	1,204,971
Aratana Therapeutics, Inc.* (a)	56,156	406,008
Catalent, Inc.*	39,999	1,403,965
Dermira, Inc.*	24,984	728,034
Intersect ENT, Inc.*	39,733	1,110,537
Medicines Co. (The)* (a)	20,174	766,814
Nektar Therapeutics*	14,460	282,693
Supernus Pharmaceuticals, Inc.*	14,750	635,725

		6,538,747

Professional Services 1.5%
Exponent, Inc.	19,979	1,164,776
GP Strategies Corp.*	13,655	360,492
Huron Consulting Group, Inc.*	16,470	711,504
On Assignment, Inc.*	26,059	1,411,095
WageWorks, Inc.*	13,500	907,200

		4,555,067

Real Estate Management & Development 0.4%
HFF, Inc., Class A	35,238	1,225,225

Road & Rail 0.9%
Genesee & Wyoming, Inc., Class A*	14,246	974,284
Knight Transportation, Inc. (a)	26,859	995,126
Marten Transport Ltd.	24,977	684,370

		2,653,780

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment 6.0%
Cavium, Inc.*	19,580	$1,216,505
Cirrus Logic, Inc.*	14,851	931,455
Entegris, Inc.*	67,820	1,488,649
Impinj, Inc.* (a)	20,560	1,000,244
Integrated Device Technology, Inc.*	43,500	1,121,865
MACOM Technology Solutions Holdings, Inc.* (a)	25,589	1,427,099
MaxLinear, Inc.*	30,190	841,999
MKS Instruments, Inc.	48,744	3,280,471
Monolithic Power Systems, Inc.	29,750	2,867,900
Power Integrations, Inc.	18,850	1,374,165
Semtech Corp.*	37,970	1,357,427
Silicon Laboratories, Inc.*	15,630	1,068,311

		17,976,090

Software 8.7%
Aspen Technology, Inc.*	16,531	913,503
Blackbaud, Inc. (a)	15,501	1,329,211
Blackline, Inc.*	22,180	792,713
BroadSoft, Inc.* (a)	17,449	751,179
Ellie Mae, Inc.*	10,600	1,165,046
Fair Isaac Corp.	10,493	1,462,829
Globant SA* (a)	27,390	1,189,822
Guidewire Software, Inc.*	22,007	1,512,101
HubSpot, Inc.*	41,628	2,737,041
Paycom Software, Inc.* (a)	11,890	813,395
Pegasystems, Inc.	45,619	2,661,869
Proofpoint, Inc.* (a)	17,440	1,514,315
PTC, Inc.*	57,516	3,170,282
RingCentral, Inc., Class A*	28,900	1,056,295
Take-Two Interactive Software, Inc.*	32,390	2,376,778
Tyler Technologies, Inc.*	9,434	1,657,271
Zendesk, Inc.*	27,160	754,505

		25,858,155

Specialty Retail 1.7%
Burlington Stores, Inc.* (a)	25,464	2,342,433
Children’s Place, Inc. (The)	7,660	782,086
Five Below, Inc.*	24,664	1,217,662
Floor & Decor Holdings, Inc., Class A* (a)	4,590	180,203
Michaels Cos., Inc. (The)*	34,422	637,496

		5,159,880

Textiles, Apparel & Luxury Goods 1.8%
Canada Goose Holdings, Inc.*	3,680	72,680
Carter’s, Inc.	15,129	1,345,724
Oxford Industries, Inc.	15,400	962,346
Steven Madden Ltd.*	38,667	1,544,747
Wolverine World Wide, Inc.	46,119	1,291,793

		5,217,290

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance 0.6%
Essent Group Ltd.*	25,210	$936,299
MGIC Investment Corp.*	75,305	843,416

		1,779,715

Trading Companies & Distributors 1.5%
Beacon Roofing Supply, Inc.*	31,900	1,563,100
SiteOne Landscape Supply, Inc.*	54,983	2,862,415

		4,425,515

Total Common Stocks (cost $254,004,085)		286,345,946

Exchange Traded Fund 1.4%
Exchange Traded Fund 1.4%
iShares Russell 2000 Growth Fund(a)	23,938	4,040,016

Total Exchange Traded Fund (cost $3,997,701)		4,040,016

Rights 0.0%†

	Number of Rights

Biotechnology 0.0%†
Dyax Corp., CVR* (b)(c)	8,420	10,525

Total Rights (cost $–)		10,525

Repurchase Agreements 9.4%

	Principal Amount

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $5,000,458, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value $5,100,000. (d)(e)	$5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $16,004,652, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $16,323,249. (d)(e)	16,003,185	16,003,185

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $7,001,443, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 02/15/25; total market value $7,140,204. (d)(e)	$7,000,000	$7,000,000

Total Repurchase Agreements (cost $28,003,185)		28,003,185

Total Investments (cost $286,004,971) (f) — 107.0%		318,399,672

Liabilities in excess of other assets — (7.0)%		(20,853,768)

NET ASSETS — 100.0%		$297,545,904

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $35,581,751, which was collateralized by cash used to purchase repurchase agreements with a total value of $28,003,185 and by $8,404,244 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.13%, and maturity dates ranging from 07/27/17 — 02/15/47, a total value of $36,407,429.

(b)	Fair valued security.

(c)	Illiquid security.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $28,003,185.

(e)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

CVR	Contingent Value Rights

DE	Germany

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company
REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund
Assets:
Investments, at value* (cost $258,001,786)	$290,396,487
Repurchase agreements, at value (cost $28,003,185)	28,003,185

Total Investments, at value (total cost $286,004,971)	318,399,672

Cash	7,595,914
Interest and dividends receivable	131,823
Security lending income receivable	25,413
Receivable for investments sold	3,910,500
Receivable for capital shares issued	32,256
Prepaid expenses	934

Total Assets	330,096,512

Liabilities:
Payable for investments purchased	4,209,257
Payable for capital shares redeemed	75,552
Payable upon return of securities loaned (Note 2)	28,003,185
Accrued expenses and other payables:
Investment advisory fees	201,421
Fund administration fees	12,272
Distribution fees	6,774
Administrative servicing fees	16,375
Accounting and transfer agent fees	252
Custodian fees	792
Compliance program costs (Note 3)	215
Professional fees	11,660
Printing fees	9,125
Other	3,728

Total Liabilities	32,550,608

Net Assets	$297,545,904

Represented by:
Capital	$247,893,515
Accumulated net investment loss	(418,097)
Accumulated net realized gains from investments	17,675,785
Net unrealized appreciation/(depreciation) from investments	32,394,701

Net Assets	$297,545,904

12

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund
Net Assets:
Class I Shares	$62,248,210
Class II Shares	32,913,781
Class Y Shares	202,383,913

Total	$297,545,904

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,546,127
Class II Shares	2,000,824
Class Y Shares	11,268,461

Total	16,815,412

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$17.55
Class II Shares	$16.45
Class Y Shares	$17.96

*	Includes value of securities on loan of $35,581,751 (Note 2).

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$549,382
Income from securities lending (Note 2)	85,877
Interest income	26,099
Foreign tax withholding	(465)

Total Income	660,893

EXPENSES:
Investment advisory fees	875,656
Fund administration fees	65,156
Distribution fees Class II Shares	39,755
Administrative servicing fees Class I Shares	43,061
Administrative servicing fees Class II Shares	23,853
Professional fees	13,455
Printing fees	7,993
Trustee fees	3,416
Custodian fees	2,970
Accounting and transfer agent fees	801
Compliance program costs (Note 3)	395
Other	2,479

Total Expenses	1,078,990

NET INVESTMENT LOSS	(418,097)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	15,761,813
Net change in unrealized appreciation/(depreciation) from investments	7,669,636

Net realized/unrealized gains from investments	23,431,449

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,013,352

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment loss	$(418,097)	$(756,951)
Net realized gains from investments	15,761,813	2,364,488
Net change in unrealized appreciation/(depreciation) from investments	7,669,636	11,085,769

Change in net assets resulting from operations	23,013,352	12,693,306

Distributions to Shareholders From:
Net realized gains:
Class I	–	(11,602,750)
Class II	–	(6,893,289)
Class Y	–	(16,223,540)

Change in net assets from shareholder distributions	–	(34,719,579)

Change in net assets from capital transactions	110,748,267	21,502,733

Change in net assets	133,761,619	(523,540)

Net Assets:
Beginning of period	163,784,285	164,307,825

End of period	$297,545,904	$163,784,285

Accumulated net investment loss at end of period	$(418,097)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,033,148	$5,546,750
Dividends reinvested	–	11,602,750
Cost of shares redeemed	(7,595,271)	(11,048,786)

Total Class I Shares	437,877	6,100,714

Class II Shares
Proceeds from shares issued	2,235,831	4,615,653
Dividends reinvested	–	6,893,289
Cost of shares redeemed	(3,507,405)	(7,805,244)

Total Class II Shares	(1,271,574)	3,703,698

Class Y Shares
Proceeds from shares issued	119,684,771	2,705,043
Dividends reinvested	–	16,223,540
Cost of shares redeemed	(8,102,807)	(7,230,262)

Total Class Y Shares	111,581,964	11,698,321

Change in net assets from capital transactions	$110,748,267	$21,502,733

15

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

SHARE TRANSACTIONS:
Class I Shares
Issued	473,288	332,813
Reinvested	–	775,067
Redeemed	(454,359)	(664,128)

Total Class I Shares	18,929	443,752

Class II Shares
Issued	144,856	297,612
Reinvested	–	490,276
Redeemed	(227,106)	(494,356)

Total Class II Shares	(82,250)	293,532

Class Y Shares
Issued	6,816,190	154,694
Reinvested	–	1,060,362
Redeemed	(469,594)	(385,610)

Total Class Y Shares	6,346,596	829,446

Total change in shares	6,283,275	1,566,730

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Growth Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Loss to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$15.58	(0.04)	2.01	1.97	–	–	$17.55	12.64%	$62,248,210	1.08%	(0.48%	)	1.08%	50.45%
Year Ended December 31, 2016	$18.36	(0.09)	1.45	1.36	(4.14)	(4.14)	$15.58	8.30%	$54,945,124	1.11%	(0.51%	)	1.11%	72.15%
Year Ended December 31, 2015	$20.98	(0.08)	0.31	0.23	(2.85)	(2.85)	$18.36	0.76%	$56,614,269	1.09%	(0.40%	)	1.12%	69.99%
Year Ended December 31, 2014	$23.82	(0.10)	0.59	0.49	(3.33)	(3.33)	$20.98	2.81%	$56,243,955	1.08%	(0.46%	)	1.19%	68.80%
Year Ended December 31, 2013	$17.39	(0.12)	7.72	7.60	(1.17)	(1.17)	$23.82	44.29%	$60,034,897	1.11%	(0.60%	)	1.21%	119.53%
Year Ended December 31, 2012	$15.33	(0.07)	2.13	2.06	–	–	$17.39	13.44%	$47,434,273	1.16%	(0.44%	)	1.22%	82.85%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$14.62	(0.06)	1.89	1.83	–	–	$16.45	12.52%	$32,913,781	1.33%	(0.73%	)	1.33%	50.45%
Year Ended December 31, 2016	$17.51	(0.12)	1.37	1.25	(4.14)	(4.14)	$14.62	8.06%	$30,447,030	1.36%	(0.76%	)	1.36%	72.15%
Year Ended December 31, 2015	$20.18	(0.13)	0.31	0.18	(2.85)	(2.85)	$17.51	0.53%	$31,340,169	1.34%	(0.67%	)	1.38%	69.99%
Year Ended December 31, 2014	$23.10	(0.15)	0.56	0.41	(3.33)	(3.33)	$20.18	2.54%	$26,617,418	1.33%	(0.71%	)	1.44%	68.80%
Year Ended December 31, 2013	$16.93	(0.17)	7.51	7.34	(1.17)	(1.17)	$23.10	43.95%	$25,728,995	1.36%	(0.85%	)	1.46%	119.53%
Year Ended December 31, 2012	$14.97	(0.11)	2.07	1.96	–	–	$16.93	13.09%	$18,638,352	1.41%	(0.69%	)	1.47%	82.85%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$15.93	(0.02)	2.05	2.03	–	–	$17.96	12.74%	$202,383,913	0.92%	(0.27%	)	0.92%	50.45%
Year Ended December 31, 2016	$18.66	(0.06)	1.47	1.41	(4.14)	(4.14)	$15.93	8.45%	$78,392,131	0.96%	(0.36%	)	0.96%	72.15%
Year Ended December 31, 2015	$21.24	(0.04)	0.31	0.27	(2.85)	(2.85)	$18.66	0.95%	$76,353,387	0.94%	(0.19%	)	0.99%	69.99%
Year Ended December 31, 2014	$24.04	(0.07)	0.60	0.53	(3.33)	(3.33)	$21.24	2.96%	$148,923,499	0.93%	(0.31%	)	1.04%	68.80%
Year Ended December 31, 2013	$17.51	(0.09)	7.79	7.70	(1.17)	(1.17)	$24.04	44.56%	$143,033,972	0.96%	(0.44%	)	1.06%	119.53%
Year Ended December 31, 2012	$15.42	(0.05)	2.14	2.09	–	–	$17.51	13.55%	$96,759,887	1.01%	(0.30%	)	1.07%	82.85%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

19

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$286,345,946	$—	$—	$286,345,946
Exchange Traded Fund	4,040,016	—	—	4,040,016
Repurchase Agreements	—	28,003,185	—	28,003,185
Right	—	—	10,525	10,525
Total	$290,385,962	$28,003,185	$10,525	$318,399,672

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/16	$10,525	$10,525
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 06/30/17	$10,525	$10,525
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 06/30/17	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $28,003,185, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% — 3.63%, maturing 02/15/18 — 05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% — 4.50%, maturing 07/01/41 — 06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89% — 2.00%, maturing 04/30/19 — 02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
BNP Paribas Securities Corp.	$5,000,000	$—	$5,000,000	$(5,000,000)	$—
ML Pierce Fenner & Smith, Inc.	16,003,185	—	16,003,185	(16,003,185)	—
RBS Securities, Inc.	7,000,000	—	7,000,000	(7,000,000)	—
Total	$28,003,185	$—	$28,003,185	$(28,003,185)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Oppenheimer Funds, Inc.
Wellington Management Company, LLP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.84%
$200 million and more	0.79%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.83%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.08% for all share classes until April 30, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of June 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amount was reimbursed, pursuant to the Expense Limitation Agreement.

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $65,156 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $395.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15% and 0.15% for Class I and Class II shares, respectively, for a total amount of $66,914.

Cross trades for the six months ended June 30, 2017 were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities purchases of $5,275,130. All trades were executed at market value and with no commissions.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

$100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $206,007,217 and sales of $101,438,192 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $737 of brokerage commissions.

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$286,721,702	$36,369,782	$(4,691,812)	$31,677,970

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

27

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

28

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-advisers’ style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Advisers; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees considered that each of NVIT Multi-Manager International Value Fund, NVIT

29

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Company Fund ranked in the fourth quintile of its performance universe for the three-year period ended August 31, 2016. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

●

As to NVIT Multi-Manager International Value Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had underperformed over the three-year period, due primarily to stock selection of one Sub-Adviser and style factors with respect to the other Sub-Adviser, but that both Sub-Advisers had begun to deliver positive relative returns in recent periods. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

●

As to NVIT Multi-Manager Mid Cap Growth Fund, the Trustees considered the Adviser’s statements that the underperformance was largely due to the Sub-Advisers’ stock selection and to the Sub-Advisers’ approaches being driven by individual stock selection, which led to underperformance in a market where macro events and monetary policy decisions largely dominated investors’ focus, rather than company-specific fundamentals being the primary determinant of stock price movements.

●

As to NVIT Multi-Manager Small Company Fund, the Trustees considered the Adviser’s statements that the Sub-Advisers have underperformed recently due to a number of factors, including among others stock selection and changes in the investment environment, but that the Adviser continues to have confidence in the Sub-Advisers and their ability to generate positive long-term performance.

●

As to NVIT Multi-Manager Large Cap Growth Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had unperformed over the three-year period, both due to stock selection and style factors. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Advisers’ responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s statement that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of the Funds ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees also noted the Adviser’s statement that the actual advisory fee rates for all of the Funds, except for the NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Small Company Fund, and NVIT Multi-Manager Small Cap Value Fund, ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees considered the Adviser’s statements, as to NVIT Multi-Manager International Growth Fund and NVIT Multi-Manager Small Cap Value Fund, that each Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group, and as to NVIT Multi-Manager Small Company Fund, that its actual advisory fee was less than three basis points above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

30

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

31

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

32

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

33

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

34

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

35

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

36

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

37

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

38

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

SAR-MM-SCV 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Multi-Manager Small Cap Value Fund

Asset Allocation†

Common Stocks	97.8%
Repurchase Agreements	4.7%
Master Limited Partnership	0.3%
Futures Contract††	(0.0)%
Liabilities in excess of other assets	(2.8)%
100.0%

Top Industries†††

Banks	16.2%
Equity Real Estate Investment Trusts (REITs)	8.2%
Machinery	4.1%
Electronic Equipment, Instruments & Components	3.9%
Insurance	3.2%
Commercial Services & Supplies	3.2%
Health Care Providers & Services	2.9%
Software	2.5%
Oil, Gas & Consumable Fuels	2.2%
Specialty Retail	2.1%
Other Industries*	51.5%
100.0%

Top Holdings†††

GEO Group, Inc. (The)	1.1%
Hancock Holding Co.	0.9%
IBERIABANK Corp.	0.9%
Universal Display Corp.	0.9%
Office Depot, Inc.	0.8%
Kadant, Inc.	0.8%
American Equity Investment Life Holding Co.	0.8%
Texas Capital Bancshares, Inc.	0.8%
Bank of the Ozarks, Inc.	0.7%
PTC, Inc.	0.7%
Other Holdings*	91.6%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Multi-Manager Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Cap Value Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,012.10	5.24	1.05
	Hypothetical	(b)(c)	1,000.00	1,019.59	5.26	1.05
Class II Shares	Actual	(b)	1,000.00	1,010.30	6.48	1.30
	Hypothetical	(b)(c)	1,000.00	1,018.35	6.51	1.30
Class IV Shares	Actual	(b)	1,000.00	1,011.40	5.24	1.05
	Hypothetical	(b)(c)	1,000.00	1,019.59	5.26	1.05
Class Y Shares	Actual	(b)	1,000.00	1,012.10	4.49	0.90
	Hypothetical	(b)(c)	1,000.00	1,020.33	4.51	0.90

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.8%

	Shares	Market Value

Aerospace & Defense 1.7%
AAR Corp.	9,271	$322,260
Engility Holdings, Inc.*	28,700	815,080
Hexcel Corp.	79,633	4,203,826
Moog, Inc., Class A*	29,575	2,121,119
Vectrus, Inc.*	92,800	2,999,296

		10,461,581

Airlines 0.4%
JetBlue Airways Corp.*	10,900	248,847
SkyWest, Inc.	71,700	2,516,670

		2,765,517

Auto Components 1.8%
American Axle & Manufacturing Holdings, Inc.*	3,150	49,140
Cooper-Standard Holdings, Inc.*	36,600	3,691,842
Dana, Inc.	136,500	3,048,045
LCI Industries	31,624	3,238,298
Stoneridge, Inc.*	78,900	1,215,849

		11,243,174

Banks 16.6%
1st Source Corp.	3,840	184,090
Allegiance Bancshares, Inc.*	10,500	402,150
Bank of Hawaii Corp.	46,017	3,818,030
Bank of Marin Bancorp	1,100	67,705
Bank of the Ozarks, Inc.	99,670	4,671,533
BankUnited, Inc.	127,042	4,282,586
Banner Corp.	9,100	514,241
Berkshire Hills Bancorp, Inc.	7,200	253,080
Boston Private Financial Holdings, Inc.	13,800	211,830
Cadence BanCorp*	9,100	199,108
Cathay General Bancorp	17,800	675,510
Central Valley Community Bancorp	8,200	181,712
Community Trust Bancorp, Inc.	13,957	610,619
CU Bancorp*	8,300	300,045
Customers Bancorp, Inc.*	24,740	699,647
CVB Financial Corp.	40,741	913,821
Eagle Bancorp, Inc.*	32,435	2,053,135
East West Bancorp, Inc.	14,122	827,267
Enterprise Financial Services Corp.	61,100	2,492,880
Farmers National Banc Corp.	29,900	433,550
Fidelity Southern Corp.	81,884	1,871,868
Financial Institutions, Inc.	47,900	1,427,420
First BanCorp*	542,400	3,140,496
First Business Financial Services, Inc. (a)	18,100	417,748
First Citizens BancShares, Inc., Class A	1,700	633,590
First Commonwealth Financial Corp.	32,100	407,028
First Community Bancshares, Inc.	21,300	582,555
First Financial Bancorp	22,200	614,940
First Financial Corp.	4,500	212,850
First Hawaiian, Inc.	16,700	511,354
First Interstate BancSystem, Inc., Class A	24,848	924,346
First Merchants Corp.	71,800	2,882,052

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
First Midwest Bancorp, Inc.	29,800	$694,638
Flushing Financial Corp.	14,000	394,660
Franklin Financial Network, Inc.*	12,100	499,125
Fulton Financial Corp.	108,000	2,052,000
Glacier Bancorp, Inc.	22,296	816,257
Great Southern Bancorp, Inc.	19,600	1,048,600
Green Bancorp, Inc.*	76,900	1,491,860
Hancock Holding Co.	122,400	5,997,599
Hanmi Financial Corp.	139,490	3,968,490
Heartland Financial USA, Inc.	26,900	1,266,990
Heritage Commerce Corp.	17,900	246,662
Heritage Financial Corp.	71,500	1,894,750
Hilltop Holdings, Inc.	66,900	1,753,449
HomeTrust Bancshares, Inc.*	10,200	248,880
Hope Bancorp, Inc.	127,687	2,381,363
IBERIABANK Corp.	71,800	5,851,700
Independent Bank Corp.	59,200	1,880,280
LegacyTexas Financial Group, Inc.	23,978	914,281
MainSource Financial Group, Inc.	21,300	713,763
MB Financial, Inc.	5,381	236,979
Midland States Bancorp, Inc.	9,700	325,144
OFG Bancorp	47,600	476,000
Old Line Bancshares, Inc.	3,100	87,358
Pacific Mercantile Bancorp*	10,063	88,554
PacWest Bancorp	11,400	532,380
Peoples Bancorp, Inc.	26,000	835,380
Pinnacle Financial Partners, Inc.	34,300	2,154,040
Preferred Bank	38,000	2,031,860
Premier Financial Bancorp, Inc.	4,879	100,556
Republic Bancorp, Inc., Class A	7,055	251,863
Shore Bancshares, Inc.	7,700	126,665
Sierra Bancorp	11,500	282,325
South State Corp.	6,074	520,542
Southern National Bancorp of Virginia, Inc.	8,600	151,360
Southwest Bancorp, Inc.	15,800	403,690
Sterling Bancorp	99,300	2,308,725
Stonegate Bank	13,200	609,576
Texas Capital Bancshares, Inc.*	62,361	4,826,741
Towne Bank	6,427	197,952
TriCo Bancshares	71,600	2,516,740
TriState Capital Holdings, Inc.*	23,100	582,120
Triumph Bancorp, Inc.*	16,400	402,620
Trustmark Corp.	10,300	331,248
Union Bankshares Corp.	9,681	328,186
United Community Banks, Inc.	162,600	4,520,280
West Bancorp, Inc. (a)	8,500	201,025
Western Alliance Bancorp*	63,251	3,111,949
Wintrust Financial Corp.	50,900	3,890,796

		103,966,787

Biotechnology 1.8%
Acorda Therapeutics, Inc.*	20,700	407,790
AMAG Pharmaceuticals, Inc.* (a)	31,400	577,760

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Corvus Pharmaceuticals, Inc.* (a)	72,100	$872,410
Esperion Therapeutics, Inc.* (a)	29,600	1,369,888
Exelixis, Inc.*	35,300	869,439
Immune Design Corp.*	129,200	1,259,700
Karyopharm Therapeutics, Inc.*	2,238	20,254
Kite Pharma, Inc.* (a)	3,900	404,313
Lexicon Pharmaceuticals, Inc.* (a)	29,800	490,210
Loxo Oncology, Inc.*	13,000	1,042,470
Momenta Pharmaceuticals, Inc.*	51,700	873,730
Novavax, Inc.* (a)	867,700	997,855
Retrophin, Inc.*	38,000	736,820
Rigel Pharmaceuticals, Inc.* (a)	173,900	474,747
Sage Therapeutics, Inc.*	3,600	286,704
Ultragenyx Pharmaceutical, Inc.*	3,600	223,596
Vanda Pharmaceuticals, Inc.*	16,800	273,840

		11,181,526

Building Products 1.9%
American Woodmark Corp.*	33,678	3,217,933
Armstrong Flooring, Inc.*	118,433	2,128,241
Gibraltar Industries, Inc.*	86,153	3,071,355
Insteel Industries, Inc.	52,654	1,736,002
JELD-WEN Holding, Inc.*	19,300	626,478
Universal Forest Products, Inc.	16,300	1,423,153

		12,203,162

Capital Markets 2.1%
Artisan Partners Asset Management, Inc., Class A	65,022	1,996,175
BGC Partners, Inc., Class A	82,900	1,047,856
Diamond Hill Investment Group, Inc.	13,896	2,770,862
Houlihan Lokey, Inc.	10,300	359,470
INTL. FCStone, Inc.*	12,700	479,552
Morningstar, Inc.	29,161	2,284,473
OM Asset Management plc	79,700	1,184,342
Piper Jaffray Cos.	26,800	1,606,660
Pzena Investment Management, Inc., Class A	148,668	1,510,467

		13,239,857

Chemicals 1.6%
Chemours Co. (The)	24,400	925,248
FutureFuel Corp.	34,900	526,641
Innophos Holdings, Inc.	27,100	1,188,064
Minerals Technologies, Inc.	17,900	1,310,280
OMNOVA Solutions, Inc.*	9,900	96,525
Trinseo SA	54,000	3,709,800
Valvoline, Inc.	97,093	2,303,046

		10,059,604

Commercial Services & Supplies 3.3%
ABM Industries, Inc.	55,400	2,300,208
ACCO Brands Corp.*	353,500	4,118,275
Casella Waste Systems, Inc., Class A*	61,459	1,008,542
CECO Environmental Corp.	12,500	114,750

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies (continued)
Essendant, Inc.	8,200	$121,606
KAR Auction Services, Inc.	66,325	2,783,660
Kimball International, Inc., Class B	18,500	308,765
LSC Communications, Inc.	2,262	48,407
Quad/Graphics, Inc.	132,500	3,036,900
RR Donnelley & Sons Co. (a)	5,932	74,387
US Ecology, Inc.	66,477	3,357,089
Viad Corp. (a)	6,800	321,300
VSE Corp.	26,000	1,169,480
West Corp.	75,200	1,753,664

		20,517,033

Communications Equipment 1.6%
Extreme Networks, Inc.*	265,700	2,449,754
Harmonic, Inc.* (a)	421,565	2,213,216
NetScout Systems, Inc.*	114,181	3,927,827
Oclaro, Inc.* (a)	46,900	438,046
Sonus Networks, Inc.*	159,300	1,185,192

		10,214,035

Construction & Engineering 0.9%
EMCOR Group, Inc.	46,700	3,053,246
HC2 Holdings, Inc.*	212,800	1,251,264
Tutor Perini Corp.*	50,508	1,452,105

		5,756,615

Construction Materials 0.6%
Summit Materials, Inc., Class A*	124,435	3,592,438

Consumer Finance 0.6%
Enova International, Inc.*	39,400	585,090
EZCORP, Inc., Class A*	127,500	981,750
FirstCash, Inc.	23,528	1,371,682
Green Dot Corp., Class A*	16,200	624,186

		3,562,708

Containers & Packaging 0.0%†
Berry Global Group, Inc.*	4,400	250,844

Diversified Consumer Services 0.7%
K12, Inc.*	58,300	1,044,736
Service Corp. International	96,062	3,213,274

		4,258,010

Diversified Financial Services 0.1%
Marlin Business Services Corp.	13,700	344,555

Diversified Telecommunication Services 0.1%
IDT Corp., Class B	48,400	695,508

Electric Utilities 1.8%
El Paso Electric Co.	22,700	1,173,590
Genie Energy Ltd., Class B (a)	48,500	369,570
IDACORP, Inc.	32,600	2,782,410
MGE Energy, Inc.	10,350	666,023
Portland General Electric Co.	89,000	4,066,410
Spark Energy, Inc., Class A (a)	59,800	1,124,240

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electric Utilities (continued)
Westar Energy, Inc.	18,600	$986,172

		11,168,415

Electrical Equipment 0.6%
General Cable Corp.	215,900	3,529,965

Electronic Equipment, Instruments & Components 4.0%
Anixter International, Inc.*	4,700	367,540
Benchmark Electronics, Inc.*	80,775	2,609,032
Coherent, Inc.*	9,912	2,230,101
Insight Enterprises, Inc.*	111,500	4,458,885
KEMET Corp.*	900	11,520
Kimball Electronics, Inc.*	74,250	1,340,213
Plexus Corp.*	31,400	1,650,698
Sanmina Corp.*	60,211	2,294,039
Tech Data Corp.*	19,800	1,999,800
Universal Display Corp.	52,472	5,732,566
VeriFone Systems, Inc.*	110,848	2,006,349
Vishay Precision Group, Inc.*	16,400	283,720

		24,984,463

Energy Equipment & Services 1.6%
Archrock, Inc.	65,800	750,120
Core Laboratories NV (a)	7,881	798,109
Dril-Quip, Inc.*	11,186	545,877
Exterran Corp.*	67,600	1,804,920
Mammoth Energy Services, Inc.* (a)	5,100	94,860
McDermott International, Inc.*	377,500	2,706,675
Newpark Resources, Inc.*	188,669	1,386,717
Oil States International, Inc.*	70,326	1,909,351

		9,996,629

Equity Real Estate Investment Trusts (REITs) 8.4%
Agree Realty Corp.	6,600	302,742
American Assets Trust, Inc.	8,800	346,632
American Campus Communities, Inc.	27,900	1,319,670
Ashford Hospitality Trust, Inc.	386,600	2,350,528
Bluerock Residential Growth REIT, Inc.	21,600	278,424
Cedar Realty Trust, Inc.	36,500	177,025
Chatham Lodging Trust	6,100	122,549
Chesapeake Lodging Trust	31,100	761,017
Colony Starwood Homes	10,700	367,117
CorEnergy Infrastructure Trust, Inc.	4,500	151,155
CoreSite Realty Corp.	21,800	2,256,954
Cousins Properties, Inc.	227,770	2,002,098
CubeSmart	89,181	2,143,911
CyrusOne, Inc.	5,600	312,200
DCT Industrial Trust, Inc.	57,100	3,051,424
DiamondRock Hospitality Co.	244,400	2,676,180
EastGroup Properties, Inc.	3,200	268,160
Education Realty Trust, Inc.	19,733	764,654
FelCor Lodging Trust, Inc.	22,700	163,667
First Industrial Realty Trust, Inc.	75,700	2,166,534
Franklin Street Properties Corp.	8,000	88,640
GEO Group, Inc. (The)	240,116	7,100,230

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Government Properties Income Trust	7,200	$131,832
Highwoods Properties, Inc.	23,100	1,171,401
Hudson Pacific Properties, Inc.	15,300	523,107
InfraREIT, Inc.	26,500	507,475
Kite Realty Group Trust	141,732	2,682,987
National Storage Affiliates Trust	24,700	570,817
NexPoint Residential Trust, Inc.	20,785	517,339
Parkway, Inc.	29,070	665,412
Physicians Realty Trust	94,868	1,910,642
Preferred Apartment Communities, Inc., Class A	10,600	166,950
QTS Realty Trust, Inc., Class A	8,700	455,271
Ramco-Gershenson Properties Trust	20,000	258,000
Retail Opportunity Investments Corp.	111,500	2,139,685
Rexford Industrial Realty, Inc.	44,100	1,210,104
RLJ Lodging Trust	32,300	641,801
Summit Hotel Properties, Inc.	191,000	3,562,150
Sun Communities, Inc.	10,300	903,207
Sunstone Hotel Investors, Inc.	148,074	2,386,953
Xenia Hotels & Resorts, Inc.	165,000	3,196,050

		52,772,694

Food & Staples Retailing 0.6%
SpartanNash Co.	108,200	2,808,872
SUPERVALU, Inc.* (a)	134,600	442,834
US Foods Holding Corp.*	18,500	503,570

		3,755,276

Food Products 1.7%
B&G Foods, Inc. (a)	63,476	2,259,746
Darling Ingredients, Inc.*	10,900	171,566
Dean Foods Co.	76,500	1,300,500
Fresh Del Monte Produce, Inc.	37,679	1,918,238
Sanderson Farms, Inc.	4,900	566,685
TreeHouse Foods, Inc.*	51,137	4,177,381

		10,394,116

Gas Utilities 1.2%
New Jersey Resources Corp.	64,400	2,556,680
Southwest Gas Holdings, Inc.	37,400	2,732,444
Spire, Inc.	16,800	1,171,800
WGL Holdings, Inc.	12,100	1,009,503

		7,470,427

Health Care Equipment & Supplies 1.4%
CONMED Corp.	55,594	2,831,958
Integer Holdings Corp.*	32,300	1,396,975
Invacare Corp. (a)	135,200	1,784,640
Natus Medical, Inc.*	79,489	2,964,940

		8,978,513

Health Care Providers & Services 3.0%
Addus HomeCare Corp.*	24,000	892,800
Community Health Systems, Inc.* (a)	205,900	2,050,764
Cross Country Healthcare, Inc.*	42,300	546,093

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Diplomat Pharmacy, Inc.*	65,000	$962,000
HealthSouth Corp.	64,920	3,142,128
Kindred Healthcare, Inc.	75,300	877,245
Molina Healthcare, Inc.* (a)	59,137	4,091,098
Owens & Minor, Inc.	64,700	2,082,693
Patterson Cos., Inc. (a)	62,107	2,915,923
WellCare Health Plans, Inc.*	5,300	951,668

		18,512,412

Hotels, Restaurants & Leisure 1.8%
Brinker International, Inc.	11,000	419,100
Cheesecake Factory, Inc. (The)	19,113	961,384
Cracker Barrel Old Country Store, Inc. (a)	12,610	2,109,022
Eldorado Resorts, Inc.*	49,012	980,240
Lindblad Expeditions Holdings, Inc.*	194,682	2,044,161
Pinnacle Entertainment, Inc.*	18,000	355,680
Playa Hotels & Resorts NV*	86,240	1,030,568
Red Rock Resorts, Inc., Class A	131,741	3,102,501

		11,002,656

Household Durables 1.2%
Beazer Homes USA, Inc.*	77,600	1,064,672
Hooker Furniture Corp.	22,700	934,105
KB Home	145,700	3,492,429
Libbey, Inc.	41,500	334,490
Lifetime Brands, Inc.	64,812	1,176,338
NACCO Industries, Inc., Class A	3,900	276,315

		7,278,349

Household Products 0.6%
Central Garden & Pet Co., Class A*	128,900	3,869,578

Independent Power and Renewable Electricity Producers 0.7%
Dynegy, Inc.*	216,200	1,787,974
Ormat Technologies, Inc.	43,400	2,546,712

		4,334,686

Insurance 3.3%
American Equity Investment Life Holding Co.	196,200	5,156,136
Aspen Insurance Holdings Ltd.	19,500	972,075
Assured Guaranty Ltd.	14,900	621,926
CNO Financial Group, Inc.	206,600	4,313,808
Federated National Holding Co.	26,300	420,800
First American Financial Corp.	37,100	1,657,999
Horace Mann Educators Corp.	2,700	102,060
Kinsale Capital Group, Inc.	26,000	970,060
Maiden Holdings Ltd. (a)	58,200	646,020
ProAssurance Corp.	38,922	2,366,458
Selective Insurance Group, Inc.	24,600	1,231,230
Stewart Information Services Corp. (a)	39,100	1,774,358
United Fire Group, Inc.	4,700	207,082
Universal Insurance Holdings, Inc. (a)	11,600	292,320

		20,732,332

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services 0.6%
Bankrate, Inc.*	30,000	$385,500
Criteo SA, ADR-FR* (a)	61,804	3,031,486
Limelight Networks, Inc.*	219,000	632,910

		4,049,896

IT Services 1.5%
CSRA, Inc.	90,667	2,878,677
Sykes Enterprises, Inc.*	62,900	2,109,037
Travelport Worldwide Ltd.	218,300	3,003,808
Unisys Corp.* (a)	126,400	1,617,920

		9,609,442

Life Sciences Tools & Services 0.7%
Bio-Rad Laboratories, Inc., Class A*	18,703	4,232,676

Machinery 4.2%
FreightCar America, Inc.	12,100	210,419
Global Brass & Copper Holdings, Inc.	129,500	3,956,225
Hurco Cos., Inc.	3,300	114,675
Hyster-Yale Materials Handling, Inc.	10,900	765,725
John Bean Technologies Corp.	28,343	2,777,614
Kadant, Inc.	69,462	5,223,542
Kennametal, Inc.	10,000	374,200
LB Foster Co., Class A (a)	8,600	184,470
Meritor, Inc.*	170,200	2,827,022
Mueller Industries, Inc.	69,447	2,114,661
Wabash National Corp. (a)	65,700	1,444,086
Welbilt, Inc.*	109,946	2,072,482
Woodward, Inc.	65,689	4,439,263

		26,504,384

Marine 0.2%
Costamare, Inc.	135,833	992,939

Media 0.5%
Gray Television, Inc.*	38,500	527,450
Salem Media Group, Inc.	71,400	506,940
Sinclair Broadcast Group, Inc., Class A (a)	46,000	1,513,400
tronc, Inc.*	57,800	745,042

		3,292,832

Metals & Mining 1.2%
AK Steel Holding Corp.* (a)	274,100	1,800,837
Cliffs Natural Resources, Inc.*	171,900	1,189,548
Commercial Metals Co.	51,400	998,702
Compass Minerals International, Inc. (a)	39,732	2,594,500
Ryerson Holding Corp.*	4,500	44,550
Schnitzer Steel Industries, Inc., Class A	10,900	274,680
Warrior Met Coal, Inc. (a)	36,400	623,532

		7,526,349

Mortgage Real Estate Investment Trusts (REITs) 1.2%
AG Mortgage Investment Trust, Inc.	10,200	186,660
Capstead Mortgage Corp.	257,800	2,688,854
Invesco Mortgage Capital, Inc.	98,000	1,637,580
Redwood Trust, Inc.	159,600	2,719,584

		7,232,678

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Multi-Utilities 1.2%
Black Hills Corp.	47,652	$3,215,080
NorthWestern Corp.	60,552	3,694,883
Unitil Corp.	8,600	415,466

		7,325,429

Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp.*	764,300	1,238,166
Arch Coal, Inc., Class A (a)	6,200	423,460
Bill Barrett Corp.* (a)	116,500	357,655
Delek US Holdings, Inc.	109,500	2,895,180
Denbury Resources, Inc.* (a)	929,400	1,421,982
Eclipse Resources Corp.*	208,900	597,454
EP Energy Corp., Class A* (a)	117,000	428,220
Green Plains, Inc. (a)	14,600	300,030
Infinity Bio-energy Ltd.* (b)(c)	155,500	0
International Seaways, Inc.*	29,400	637,098
Midstates Petroleum Co., Inc.* (a)	28,100	356,027
Pacific Ethanol, Inc.*	102,800	642,500
Par Pacific Holdings, Inc.*	22,000	396,880
Peabody Energy Corp.*	8,900	217,605
Renewable Energy Group, Inc.* (a)	38,278	495,700
REX American Resources Corp.*	2,600	251,056
SemGroup Corp., Class A	54,100	1,460,700
SRC Energy, Inc.*	84,800	570,704
W&T Offshore, Inc.* (a)	434,400	851,424
Westmoreland Coal Co.*	7,500	36,525
World Fuel Services Corp.	7,300	280,685

		13,859,051

Paper & Forest Products 0.5%
Boise Cascade Co.*	16,700	507,680
KapStone Paper and Packaging Corp.	15,900	328,017
Louisiana-Pacific Corp.*	29,700	716,067
Schweitzer-Mauduit International, Inc.	45,400	1,690,242

		3,242,006

Pharmaceuticals 0.7%
Amphastar Pharmaceuticals, Inc.*	23,100	412,566
Lannett Co., Inc.* (a)	10,000	204,000
Pacira Pharmaceuticals, Inc.*	44,500	2,122,650
Revance Therapeutics, Inc.* (a)	17,900	472,560
Zogenix, Inc.*	73,300	1,062,850

		4,274,626

Professional Services 1.1%
Acacia Research Corp.*	155,900	639,190
Heidrick & Struggles International, Inc.	20,500	445,875
Kelly Services, Inc., Class A	68,600	1,540,070
TriNet Group, Inc.*	46,300	1,515,862
TrueBlue, Inc.*	102,000	2,703,000

		6,843,997

Real Estate Management & Development 0.9%
Colliers International Group, Inc.	55,663	3,142,177
Forestar Group, Inc.*	14,600	250,390

Common Stocks (continued)

	Shares	Market Value

Real Estate Management & Development (continued)
Howard Hughes Corp. (The)*	17,673	$2,170,951

		5,563,518

Road & Rail 1.9%
ArcBest Corp.	150,400	3,098,240
Genesee & Wyoming, Inc., Class A*	39,225	2,682,598
Roadrunner Transportation Systems, Inc.*	107,900	784,433
Schneider National, Inc., Class B (a)	20,800	465,296
Werner Enterprises, Inc.	95,911	2,814,988
YRC Worldwide, Inc.*	180,900	2,011,608

		11,857,163

Semiconductors & Semiconductor Equipment 1.7%
Alpha & Omega Semiconductor Ltd.*	74,053	1,234,463
Amkor Technology, Inc.*	227,400	2,221,698
Cypress Semiconductor Corp. (a)	251,144	3,428,116
First Solar, Inc.* (a)	11,900	474,572
IXYS Corp.*	173,300	2,850,785
Xcerra Corp.*	36,400	355,628

		10,565,262

Software 2.6%
CyberArk Software Ltd.* (a)	41,946	2,095,203
PTC, Inc.*	82,179	4,529,706
QAD, Inc., Class A	15,700	503,185
RingCentral, Inc., Class A*	6,400	233,920
Rubicon Project, Inc. (The)*	25,500	131,070
Take-Two Interactive Software, Inc.*	59,200	4,344,096
TiVo Corp.	227,602	4,244,777

		16,081,957

Specialty Retail 2.2%
Caleres, Inc.	37,000	1,027,860
Children’s Place, Inc. (The)	25,500	2,603,550
Floor & Decor Holdings, Inc., Class A* (a)	7,300	286,598
Office Depot, Inc.	963,100	5,431,884
Pier 1 Imports, Inc.	219,600	1,139,724
Sally Beauty Holdings, Inc.*	78,379	1,587,175
Tailored Brands, Inc. (a)	139,400	1,555,704

		13,632,495

Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc.	30,738	2,734,145
Iconix Brand Group, Inc.*	272,500	1,882,975
Oxford Industries, Inc.	28,409	1,775,278
Perry Ellis International, Inc.*	25,200	490,392
Steven Madden Ltd.*	53,565	2,139,922

		9,022,712

Thrifts & Mortgage Finance 2.1%
Charter Financial Corp.	26,500	477,000
Dime Community Bancshares, Inc.	48,400	948,640
First Defiance Financial Corp.	9,900	521,532
Flagstar Bancorp, Inc.*	28,857	889,373
HomeStreet, Inc.*	21,400	592,245

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Meta Financial Group, Inc.	21,400	$1,904,600
MGIC Investment Corp.*	138,400	1,550,080
PennyMac Financial Services, Inc., Class A*	86,700	1,447,890
Provident Financial Holdings, Inc.	5,900	113,575
Radian Group, Inc.	15,100	246,885
United Community Financial Corp.	25,700	213,567
Walker & Dunlop, Inc.*	81,800	3,994,294
WSFS Financial Corp.	3,300	149,655

		13,049,336

Trading Companies & Distributors 1.4%
Applied Industrial Technologies, Inc.	2,800	165,340
DXP Enterprises, Inc.*	28,000	966,000
MRC Global, Inc.*	183,800	3,036,376
Neff Corp., Class A*	200	3,800
NOW, Inc.*	198,600	3,193,488
Titan Machinery, Inc.*	40,300	724,594
Veritiv Corp.*	22,000	990,000

		9,079,598

Water Utilities 0.1%
Artesian Resources Corp., Class A	4,000	150,560
Consolidated Water Co. Ltd.	35,100	435,240

		585,800

Total Common Stocks (cost $516,443,375)		611,517,611

Master Limited Partnership 0.3%
Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP,	27,888	2,010,725

Total Master Limited Partnership (cost $1,789,367)		2,010,725

Repurchase Agreements 4.7%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $10,000,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value $10,200,000. (d)(e)	$10,000,000	$10,000,000
ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $12,171,600, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $12,413,894. (d)(e)	12,170,484	12,170,484
RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $7,001,443, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 02/15/25; total market value $7,140,204. (d)(e)	7,000,000	7,000,000

Total Repurchase Agreements (cost $29,170,484)		29,170,484

Total Investments (cost $547,403,226) (f) — 102.8%		642,698,820
Liabilities in excess of other assets — (2.8)%		(17,474,989)

NET ASSETS — 100.0%		$625,223,831

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $37,676,560, which was collateralized by cash used to purchase repurchase agreements with a total value of $29,170,484 and by $9,885,741 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 07/27/17 - 02/15/47, a total value of $39,056,225.

(b)	Fair valued security.

(c)	Illiquid security.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $29,170,484.

(e)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(f)	See notes to financial statements for tax cost and unrealized appreciation/ (depreciation) of securities.

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

FR	France

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
132	Russell 2000 Mini Future	09/15/17	$9,334,380	$(28,438)

At June 30, 2017 the fund had $520,000 segregated as collateral with the broker for open futures contract.

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund
Assets:
Investments, at value* (cost $518,232,742)	$613,528,336
Repurchase agreements, at value (cost $29,170,484)	29,170,484

Total Investments, at value (total cost $547,403,226)	642,698,820

Cash	11,030,560
Deposits with broker for futures contracts	520,000
Interest and dividends receivable	772,573
Security lending income receivable	66,561
Receivable for investments sold	1,399,583
Receivable for capital shares issued	398,811
Prepaid expenses	2,850

Total Assets	656,889,758

Liabilities:
Payable for investments purchased	1,821,841
Payable for capital shares redeemed	132,505
Payable for variation margin on futures contracts	24,411
Payable upon return of securities loaned (Note 2)	29,170,484
Accrued expenses and other payables:
Investment advisory fees	424,418
Fund administration fees	17,852
Distribution fees	8,852
Administrative servicing fees	42,622
Accounting and transfer agent fees	495
Custodian fees	2,030
Compliance program costs (Note 3)	520
Professional fees	393
Printing fees	15,818
Other	3,686

Total Liabilities	31,665,927

Net Assets	$625,223,831

Represented by:
Capital	$467,833,625
Accumulated undistributed net investment income	3,262,904
Accumulated net realized gains from investments, futures, and foreign currency transactions	58,860,146
Net unrealized appreciation/(depreciation) from investments	95,295,594
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(28,438)

Net Assets	$625,223,831

14

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund
Net Assets:
Class I Shares	$179,083,581
Class II Shares	43,161,807
Class IV Shares	23,110,412
Class Y Shares	379,868,031

Total	$625,223,831

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	11,894,007
Class II Shares	2,937,554
Class IV Shares	1,535,143
Class Y Shares	25,154,969

Total	41,521,673

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$15.06
Class II Shares	$14.69
Class IV Shares	$15.05
Class Y Shares	$15.10

*	Includes value of securities on loan of $37,676,560 (Note 2).

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$4,732,501
Income from securities lending (Note 2)	307,937
Interest income	55,068
Foreign tax withholding	(8,411)

Total Income	5,087,095

EXPENSES:
Investment advisory fees	2,280,232
Fund administration fees	101,872
Distribution fees Class II Shares	55,027
Administrative servicing fees Class I Shares	136,859
Administrative servicing fees Class II Shares	33,016
Administrative servicing fees Class IV Shares	17,369
Professional fees	30,569
Printing fees	12,648
Trustee fees	8,415
Custodian fees	8,666
Accounting and transfer agent fees	1,324
Compliance program costs (Note 3)	1,112
Other	5,470

Total expenses before fees waived	2,692,579

Investment advisory fees voluntarily waived	(4,375)

Net Expenses	2,688,204

NET INVESTMENT INCOME	2,398,891

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	29,784,843
Net realized gains from futures transactions (Note 2)	169,407
Net realized losses from foreign currency transactions (Note 2)	(11)

Net realized gains from investments, futures, and foreign currency transactions	29,954,239

Net change in unrealized appreciation/(depreciation) from investments	(27,691,491)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	40,947
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(20)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(27,650,564)

Net realized/unrealized gains from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	2,303,675

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,702,566

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$2,398,891	$3,546,572
Net realized gains from investments, futures, and foreign currency transactions	29,954,239	30,004,521
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(27,650,564)	78,978,993

Change in net assets resulting from operations	4,702,566	112,530,086

Distributions to Shareholders From:
Net investment income:
Class I	–	(1,080,744)
Class II	–	(177,975)
Class IV	–	(137,715)
Class Y	–	(1,903,389)
Net realized gains:
Class I	–	(16,721,565)
Class II	–	(3,800,121)
Class IV	–	(2,106,996)
Class Y	–	(23,650,112)

Change in net assets from shareholder distributions	–	(49,578,617)

Change in net assets from capital transactions	91,705,979	3,810,320

Change in net assets	96,408,545	66,761,789

Net Assets:
Beginning of period	528,815,286	462,053,497

End of period	$625,223,831	$528,815,286

Accumulated undistributed net investment income at end of period	$3,262,904	$864,013

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,705,735	$12,550,099
Dividends reinvested	–	17,802,309
Cost of shares redeemed	(17,730,866)	(28,066,509)

Total Class I Shares	(14,025,131)	2,285,899

Class II Shares
Proceeds from shares issued	1,664,393	6,696,072
Dividends reinvested	–	3,978,096
Cost of shares redeemed	(5,163,945)	(5,740,399)

Total Class II Shares	(3,499,552)	4,933,769

Class IV Shares
Proceeds from shares issued	388,935	505,545
Dividends reinvested	–	2,244,711
Cost of shares redeemed	(1,281,581)	(2,944,853)

Total Class IV Shares	(892,646)	(194,597)

17

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Value Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$133,472,891	$3,805,520
Dividends reinvested	–	25,553,501
Cost of shares redeemed	(23,349,583)	(32,573,772)

Total Class Y Shares	110,123,308	(3,214,751)

Change in net assets from capital transactions	$91,705,979	$3,810,320

SHARE TRANSACTIONS:
Class I Shares
Issued	248,929	921,841
Reinvested	–	1,357,432
Redeemed	(1,189,583)	(2,110,793)

Total Class I Shares	(940,654)	168,480

Class II Shares
Issued	114,950	498,337
Reinvested	–	311,379
Redeemed	(354,984)	(441,817)

Total Class II Shares	(240,034)	367,899

Class IV Shares
Issued	26,009	37,413
Reinvested	–	171,145
Redeemed	(86,317)	(216,630)

Total Class IV Shares	(60,308)	(8,072)

Class Y Shares
Issued	8,755,817	285,421
Reinvested	–	1,939,077
Redeemed	(1,558,972)	(2,278,207)

Total Class Y Shares	7,196,845	(53,709)

Total change in shares	5,955,849	474,598

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund

		Operations			Distributions						Ratios/Supplemental data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$14.88	0.06	0.12	0.18	–	–	–	$15.06	1.21%		$179,083,581	1.05%	0.80%	1.05%	28.70%
Year Ended December 31, 2016	$13.18	0.09	3.11	3.20	(0.08)	(1.42)	(1.50)	$14.88	25.93%		$191,007,874	1.06%	0.70%	1.06%	52.39%
Year Ended December 31, 2015	$15.86	0.11	(1.07)	(0.96)	(0.10)	(1.62)	(1.72)	$13.18	(6.02%	)	$166,896,737	1.05%	0.74%	1.06%	40.80%
Year Ended December 31, 2014	$16.44	0.08	1.00	1.08	(0.08)	(1.58)	(1.66)	$15.86	7.02%		$196,289,425	1.05%	0.49%	1.08%	38.88%
Year Ended December 31, 2013	$11.81	0.10	4.65	4.75	(0.12)	–	(0.12)	$16.44	40.28%	(g)	$210,852,823	1.06%	0.73%	1.09%	52.17%
Year Ended December 31, 2012	$9.88	0.12	1.91	2.03	(0.10)	–	(0.10)	$11.81	20.44%		$169,293,150	1.06%	1.07%	1.10%	33.12%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$14.54	0.04	0.11	0.15	–	–	–	$14.69	1.03%		$43,161,807	1.30%	0.55%	1.30%	28.70%
Year Ended December 31, 2016	$12.92	0.06	3.04	3.10	(0.06)	(1.42)	(1.48)	$14.54	25.61%		$46,205,478	1.31%	0.47%	1.31%	52.39%
Year Ended December 31, 2015	$15.59	0.07	(1.05)	(0.98)	(0.07)	(1.62)	(1.69)	$12.92	(6.29%	)	$36,287,147	1.30%	0.50%	1.31%	40.80%
Year Ended December 31, 2014	$16.19	0.04	0.99	1.03	(0.05)	(1.58)	(1.63)	$15.59	6.77%		$39,407,075	1.30%	0.25%	1.33%	38.88%
Year Ended December 31, 2013	$11.63	0.07	4.58	4.65	(0.09)	–	(0.09)	$16.19	40.02%		$39,094,138	1.30%	0.49%	1.34%	52.17%
Year Ended December 31, 2012	$9.72	0.09	1.88	1.97	(0.06)	–	(0.06)	$11.63	20.30%		$25,451,386	1.31%	0.82%	1.35%	33.12%

Class IV Shares
Six Months Ended June 30, 2017 (Unaudited)	$14.88	0.06	0.11	0.17	–	–	–	$15.05	1.14%		$23,110,412	1.05%	0.81%	1.05%	28.70%
Year Ended December 31, 2016	$13.17	0.09	3.12	3.21	(0.08)	(1.42)	(1.50)	$14.88	26.03%		$23,739,941	1.06%	0.70%	1.06%	52.39%
Year Ended December 31, 2015	$15.86	0.11	(1.08)	(0.97)	(0.10)	(1.62)	(1.72)	$13.17	(6.10%	)	$21,125,484	1.05%	0.74%	1.06%	40.80%
Year Ended December 31, 2014	$16.44	0.08	1.00	1.08	(0.08)	(1.58)	(1.66)	$15.86	7.02%		$25,210,141	1.05%	0.49%	1.08%	38.88%
Year Ended December 31, 2013	$11.80	0.10	4.66	4.76	(0.12)	–	(0.12)	$16.44	40.40%		$27,139,734	1.06%	0.73%	1.09%	52.17%
Year Ended December 31, 2012	$9.87	0.12	1.91	2.03	(0.10)	–	(0.10)	$11.80	20.58%		$21,696,842	1.06%	1.08%	1.10%	33.12%

Class Y Shares
Six Months Ended June 30, 2017 (Unaudited)	$14.92	0.07	0.11	0.18	–	–	–	$15.10	1.21%		$379,868,031	0.90%	0.98%	0.90%	28.70%
Year Ended December 31, 2016	$13.20	0.11	3.13	3.24	(0.10)	(1.42)	(1.52)	$14.92	26.20%		$267,861,993	0.91%	0.85%	0.91%	52.39%
Year Ended December 31, 2015	$15.89	0.13	(1.08)	(0.95)	(0.12)	(1.62)	(1.74)	$13.20	(5.94%	)	$237,744,129	0.90%	0.89%	0.91%	40.80%
Year Ended December 31, 2014	$16.46	0.11	1.01	1.12	(0.11)	(1.58)	(1.69)	$15.89	7.23%		$305,028,474	0.90%	0.66%	0.93%	38.88%
Year Ended December 31, 2013	$11.82	0.13	4.65	4.78	(0.14)	–	(0.14)	$16.46	40.53%		$281,471,710	0.91%	0.88%	0.94%	52.17%
Year Ended December 31, 2012	$9.90	0.14	1.90	2.04	(0.12)	–	(0.12)	$11.82	20.68%		$207,560,388	0.91%	1.26%	0.95%	33.12%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Small Cap Value Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “ Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at closing price on an exchange where such investments are traded. Equity securities and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

21

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,461,581	$—	$—	$10,461,581
Airlines	2,765,517	—	—	2,765,517
Auto Components	11,243,174	—	—	11,243,174
Banks	103,966,787	—	—	103,966,787
Biotechnology	11,181,526	—	—	11,181,526
Building Products	12,203,162	—	—	12,203,162
Capital Markets	13,239,857	—	—	13,239,857
Chemicals	10,059,604	—	—	10,059,604
Commercial Services & Supplies	20,517,033	—	—	20,517,033
Communications Equipment	10,214,035	—	—	10,214,035
Construction & Engineering	5,756,615	—	—	5,756,615
Construction Materials	3,592,438	—	—	3,592,438
Consumer Finance	3,562,708	—	—	3,562,708
Containers & Packaging	250,844	—	—	250,844
Diversified Consumer Services	4,258,010	—	—	4,258,010
Diversified Financial Services	344,555	—	—	344,555
Diversified Telecommunication Services	695,508	—	—	695,508
Electric Utilities	11,168,415	—	—	11,168,415
Electrical Equipment	3,529,965	—	—	3,529,965
Electronic Equipment, Instruments & Components	24,984,463	—	—	24,984,463
Energy Equipment & Services	9,996,629	—	—	9,996,629
Equity Real Estate Investment Trusts (REITs)	52,772,694	—	—	52,772,694
Food & Staples Retailing	3,755,276	—	—	3,755,276
Food Products	10,394,116	—	—	10,394,116
Gas Utilities	7,470,427	—	—	7,470,427
Health Care Equipment & Supplies	8,978,513	—	—	8,978,513
Health Care Providers & Services	18,512,412	—	—	18,512,412
Hotels, Restaurants & Leisure	11,002,656	—	—	11,002,656
Household Durables	7,278,349	—	—	7,278,349
Household Products	3,869,578	—	—	3,869,578
Independent Power and Renewable Electricity Producers	4,334,686	—	—	4,334,686
Insurance	20,732,332	—	—	20,732,332
Internet Software & Services	4,049,896	—	—	4,049,896
IT Services	9,609,442	—	—	9,609,442
Life Sciences Tools & Services	4,232,676	—	—	4,232,676
Machinery	26,504,384	—	—	26,504,384
Marine	992,939	—	—	992,939
Media	3,292,832	—	—	3,292,832
Metals & Mining	7,526,349	—	—	7,526,349
Mortgage Real Estate Investment Trusts (REITs)	7,232,678	—	—	7,232,678
Multi-Utilities	7,325,429	—	—	7,325,429
Oil, Gas & Consumable Fuels	13,859,051	—	—	13,859,051
Paper & Forest Products	3,242,006	—	—	3,242,006
Pharmaceuticals	4,274,626	—	—	4,274,626
Professional Services	6,843,997	—	—	6,843,997
Real Estate Management & Development	5,563,518	—	—	5,563,518
Road & Rail	11,857,163	—	—	11,857,163
Semiconductors & Semiconductor Equipment	10,565,262	—	—	10,565,262

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Software	$16,081,957	$—	$—	$16,081,957
Specialty Retail	13,632,495	—	—	13,632,495
Textiles, Apparel & Luxury Goods	9,022,712	—	—	9,022,712
Thrifts & Mortgage Finance	13,049,336	—	—	13,049,336
Trading Companies & Distributors	9,079,598	—	—	9,079,598
Water Utilities	585,800	—	—	585,800
Total Common Stocks	$611,517,611	$—	$—	$611,517,611
Master Limited Partnership	2,010,725	—	—	2,010,725
Repurchase Agreements	—	29,170,484	—	29,170,484
Total Assets	$613,528,336	$29,170,484	$—	$642,698,820
Liabilities:
Futures Contracts	$(28,438)	$—	$—	$(28,438)
Total Liabilities	$(28,438)	$—	$—	$(28,438)
Total	$613,499,898	$29,170,484	$—	$642,670,382

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2017, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of June 30, 2017

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts (a)
Equity risk	Unrealized depreciation from futures contracts	$(28,438)
Total		$(28,438)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2017

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$169,407
Total	$169,407

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended June 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$40,947
Total	$40,947

The following tables provide a summary of the Fund’s average volume of derivative instruments held during the six months ended June 30, 2017:

Futures Contracts:
Average Notional Balance Long	$8,617,311

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. At June 30, 2017, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $29,170,484, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (a) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(e)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% – 3.63%, maturing 02/15/18 – 05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% – 4.50%, maturing 07/01/41 – 06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89% – 2.00%, maturing 04/30/19 – 02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
BNP Paribas Securities Corp.	$10,000,000	$—	$10,000,000	$(10,000,000)	$—
ML Pierce Fenner & Smith, Inc.	12,170,484	—	12,170,484	(12,170,484)	—
RBS Securities, Inc.	7,000,000	—	7,000,000	(7,000,000)	—
Total	$29,170,484	$—	$29,170,484	$(29,170,484)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Epoch Investment Partners, Inc.
JPMorgan Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.87%
$200 million and more	0.82%

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate was 0.84%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $101,872 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

28

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $1,112.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively, for a total amount of $187,244.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $250,338,587 and sales of $155,372,050 (excluding short-term securities).

6. Portfolio	Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments

29

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8. New	Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9. Recaptured	Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $6,638 of brokerage commissions.

10. Federal	Tax Information

As of June 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$548,825,909	$110,211,774	$(16,338,863)	$93,872,911

30

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

11. Subsequent	Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

32

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-advisers’ style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Advisers; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees considered that each of NVIT Multi-Manager International Value Fund, NVIT

33

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Company Fund ranked in the fourth quintile of its performance universe for the three-year period ended August 31, 2016. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

●

As to NVIT Multi-Manager International Value Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had underperformed over the three-year period, due primarily to stock selection of one Sub-Adviser and style factors with respect to the other Sub-Adviser, but that both Sub-Advisers had begun to deliver positive relative returns in recent periods. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

●

As to NVIT Multi-Manager Mid Cap Growth Fund, the Trustees considered the Adviser’s statements that the underperformance was largely due to the Sub-Advisers’ stock selection and to the Sub-Advisers’ approaches being driven by individual stock selection, which led to underperformance in a market where macro events and monetary policy decisions largely dominated investors’ focus, rather than company-specific fundamentals being the primary determinant of stock price movements.

●

As to NVIT Multi-Manager Small Company Fund, the Trustees considered the Adviser’s statements that the Sub-Advisers have underperformed recently due to a number of factors, including among others stock selection and changes in the investment environment, but that the Adviser continues to have confidence in the Sub-Advisers and their ability to generate positive long-term performance.

●

As to NVIT Multi-Manager Large Cap Growth Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had unperformed over the three-year period, both due to stock selection and style factors. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Advisers’ responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s statement that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of the Funds ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees also noted the Adviser’s statement that the actual advisory fee rates for all of the Funds, except for the NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Small Company Fund, and NVIT Multi-Manager Small Cap Value Fund, ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees considered the Adviser’s statements, as to NVIT Multi-Manager International Growth Fund and NVIT Multi-Manager Small Cap Value Fund, that each Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group, and as to NVIT Multi-Manager Small Company Fund, that its actual advisory fee was less than three basis points above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

34

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

35

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

36

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

37

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

38

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

39

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

40

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

41

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

42

Semiannual Report

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

SAR-MM-SCO 8/17

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a monthly schedule of portfolio holdings for the NVIT Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.

NVIT Funds are not sold to individual investors. These investment options are underlying subaccounts and cannot be purchased directly by the public. They are only available through variable products issued by life insurance companies.

Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), member FINRA.

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. ©2017

Nationwide Funds®

Message to Investors

June 30, 2017

Dear Investor,

Thanks to a brightening earnings outlook and improving global growth, during the semiannual reporting period ended June 30, 2017, the S&P 500® Index (S&P 500) continued to rise, returning 9.34% for the period. The S&P 500 has now moved higher for seven quarters in a row and closed at an all-time high 24 times so far this year.

While the market may have been jump-started by last year’s U.S. presidential election, improving fundamentals have driven its continued rise. Most notably, the earnings revival that began in 2016 has strengthened so far this year, and the outlook for profit growth in the quarters ahead strongly suggests that the rebound may prove sustainable. The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, posted a 2.27% return for the semiannual period.

Stocks have continued to trend upward even as the Federal Reserve has tightened monetary policy. This is in keeping with the historical trend, as interest rate increases tend to occur only against a backdrop of sustained economic growth, tight labor markets and relatively low volatility.

As strongly as U.S. stock markets have performed so far this year, markets outside of the U.S. have done better, powered in large part by ongoing accommodative monetary policies. The U.S. had led the way out of the global recession of 2007–2009, but international markets are today in position to take control of global growth.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both U.S. and global, and are committed to helping them make informed investment decisions.

1

Nationwide Funds®

As always, we appreciate your continued trust and thank you for investing in the Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2

Economic Review

During the semiannual period ended June 30, 2017, equity markets rallied sharply on a continued supportive economic environment and an acceleration in corporate earnings. The period began with the continuation of the post-U.S. presidential election rally on optimism about pro-growth policies by the new administration, but optimism faded on the realities of the difficult legislative environment. U.S. equities were quite strong, with the S&P 500® Index (S&P 500) returning 9.34% for the reporting period, and established all-time highs as a result of the S&P 500’s 13.27% return posted during the time between the election and the end of the reporting period. International markets also were quite strong, substantially outperforming the S&P 500, as economic data moved sharply higher during the reporting period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 13.81% for the period, while the MSCI Emerging Markets® Index (Emerging Markets) return was 18.43%. Fixed-income assets saw modest but positive returns as long-term interest rates declined a bit and credit spreads tightened during the reporting period.

In the United States, equity markets showed particular strength through February, though performance was more muted for the remainder of the reporting period as the initial optimism for economic growth driven by policy programs was dampened by the realities of the political process. Economic growth continued to be limited, with real gross domestic product (GDP) growth a disappointing 1.4% for the first quarter of 2017 and an estimated 2.4% for the second quarter. The current consensus estimate for the year is 2.2%, which is higher than 2016’s GDP growth rate but below the long-term average. Corporate earnings continue to be a significant driver of equity markets, with the S&P 500 experiencing 14% growth in the first quarter of 2017 and a possible 10% in the second quarter. Following a five-quarter period of earnings declines through the second quarter of last year, growth in the past three quarters and the outlook for the next few years is solid.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in March and again in June. We recently have seen a mixture of disappointing economic data (inflation, retail sales, consumer confidence) and better-than-expected results (job growth, CEO confidence), which has investors uncertain in regard to the next move by the Fed. The general consensus is that the Fed will begin the process of normalizing the balance sheet from the current $4.5 trillion level sometime this year, but timing is uncertain. Also, bonds are currently pricing in about a 50% likelihood of a rate hike in December.

The S&P 500 ended the semiannual reporting period near its all-time high, showing a positive return in each of the six months.

Equity markets have been remarkably stable this year, with the S&P 500’s average daily range at only 0.3%, the third-lowest range since 1928. Through June, the S&P 500 has seen a positive return in eight consecutive months and 15 of the past 16 months. S&P 500 performance during the early part of the reporting period was driven by optimism on Trump administration policies, such as tax reform, regulatory relief and health care reform, and has continued higher recently despite the increasing likelihood that most priorities will not be accomplished this year. S&P 500 returns were positive in each month, ranging from 0.1% in March to 4.0% in February. The best-performing sectors during the reporting period were technology, health care and consumer discretionary, while the weakest were telecommunications, energy and real estate. Large-capitalization stocks outperformed small, while growth substantially outperformed value during the period.

U.S. economic activity remains somewhat sluggish while global growth accelerates.

International stocks substantially outperformed U.S. stocks during the reporting period, as economic trends in Europe and Japan are at

3

Economic Review (con’t.)

multi-year highs. Coming into this year, the S&P 500 had outperformed the MSCI EAFE in 10 of the past 12 quarters, and in 25 of the 31 quarters since the market bottom in 2009. Both the MSCI EAFE and Emerging Markets indexes outperformed the S&P 500 in the first and second quarters of 2017. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors turned their focus to the acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative, in contrast to the Fed, which is tightening policy.

Performance in fixed-income markets was modest yet positive during the reporting period, as long-term interest rates fell slightly and credit spreads benefited from the healthy corporate profit environment. The 10-year Treasury yield fell from 2.48% to 2.27% during the reporting period, as the sharp post-election move higher has largely evaporated. A rise in short-term rates resulting from three Federal Open Market Committee (FOMC) rate hikes since September 2016 caused the shape of the yield curve to flatten, with the spread between 10-year and 2-year Treasury bonds falling by 0.3%.

Index	Semiannual Total Return (as of June 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.72%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	3.18%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	5.11%
Bloomberg Barclays Municipal Bond	3.57%
Bloomberg Barclays U.S. Aggregate Bond	2.27%
Bloomberg Barclays U.S. Corporate High Yield	4.93%
MSCI EAFE®	13.81%
MSCI Emerging Markets®	18.43%
MSCI World ex USA	12.82%
Russell 1000® Growth	13.99%
Russell 1000® Value	4.66%
Russell 2000®	4.99%
S&P 500®	9.34%

Source: Morningstar

4

Fund Overview	NVIT Multi-Manager Small Company Fund

Asset Allocation†

Common Stocks	95.6%
Repurchase Agreements	6.6%
Exchange Traded Fund	0.6%
Master Limited Partnership	0.1%
Rights††	0.0%
Corporate Bonds††	0.0%
Preferred Stock††	0.0%
Liabilities in excess of other assets	(2.9)%
100.0%

Top Industries†††

Banks	12.0%
Insurance	4.4%
Equity Real Estate Investment Trusts (REITs)	4.2%
Semiconductors & Semiconductor Equipment	3.8%
Health Care Equipment & Supplies	3.8%
Machinery	3.6%
Electronic Equipment, Instruments & Components	3.4%
Specialty Retail	3.3%
Software	3.2%
Aerospace & Defense	2.8%
Other Industries*	55.5%
100.0%

Top Holdings†††

Time, Inc.	0.7%
IBERIABANK Corp.	0.7%
MasTec, Inc.	0.7%
Hyster-Yale Materials Handling, Inc.	0.6%
Atlas Air Worldwide Holdings, Inc.	0.6%
iShares Russell 2000 Value Fund	0.6%
Pool Corp.	0.5%
First Midwest Bancorp, Inc.	0.5%
Berkshire Hills Bancorp, Inc.	0.5%
Tech Data Corp.	0.5%
Other Holdings*	94.1%
100.0%

Top Countries†††

United States	90.6%
Canada	1.4%
Puerto Rico	0.5%
Israel	0.4%
Monaco	0.2%
Germany	0.2%
United Kingdom	0.1%
Bermuda	0.1%
Taiwan	0.1%
Cayman Islands††	0.0%
Other Countries*	6.4%
100.0%

†	Percentages indicated are based upon net assets as of June 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of June 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

5

Shareholder Expense Example	NVIT Multi-Manager Small Company Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2017) and continued to hold your shares at the end of the reporting period (June 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January 1, 2017 through June 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2017 through June 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Company Fund June 30, 2017			Beginning Account Value ($) 01/01/17	Ending Account Value ($) 06/30/17	Expenses Paid During Period ($) 01/01/17 - 06/30/17	Expense Ratio During Period (%) 01/01/17 - 06/30/17(a)
Class I Shares	Actual	(b)	1,000.00	1,041.00	5.36	1.06
	Hypothetical	(b)(c)	1,000.00	1,019.54	5.31	1.06
Class II Shares	Actual	(b)	1,000.00	1,039.50	6.62	1.31
	Hypothetical	(b)(c)	1,000.00	1,018.30	6.56	1.31
Class IV Shares	Actual	(b)	1,000.00	1,041.00	5.36	1.06
	Hypothetical	(b)(c)	1,000.00	1,019.54	5.31	1.06

(a)	The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2017 through June 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

6

Statement of Investments

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 95.6%

	Shares	Market Value

AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Aet and D Holdings No. 1 Ltd.* (a)(b)	106,305	$0

BERMUDA 0.1%
Media 0.1%
Central European Media Enterprises Ltd., Class A* (c)	89,196	356,784

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-energy Ltd.* (a)(b)	94,500	0

		356,784

CANADA 1.5%
Energy Equipment & Services 0.2%
Mullen Group Ltd.	61,300	756,323

Food Products 0.4%
AGT Food & Ingredients, Inc.	26,335	472,763
High Liner Foods, Inc.	51,831	699,047

		1,171,810

Household Durables 0.1%
Dorel Industries, Inc., Class B	7,396	196,592

Internet Software & Services 0.2%
Shopify, Inc., Class A*	8,442	733,610

Metals & Mining 0.2%
Major Drilling Group International, Inc.*	126,298	826,858

Oil, Gas & Consumable Fuels 0.2%
Vermilion Energy, Inc.	18,691	592,958

Paper & Forest Products 0.2%
Interfor Corp.*	15,000	214,914
Mercer International, Inc.	30,661	352,601

		567,515

Textiles, Apparel & Luxury Goods 0.0%†
Canada Goose Holdings, Inc.*	4,410	87,098

Trading Companies & Distributors 0.0%†
Hardwoods Distribution, Inc.	11,444	164,053

		5,096,817

CAYMAN ISLANDS 0.0%†
Water Utilities 0.0%†
Consolidated Water Co. Ltd.	4,800	59,520

GERMANY 0.2%
Internet Software & Services 0.2%
Trivago NV, ADR* (c)	25,310	598,835

ISRAEL 0.4%
Internet Software & Services 0.2%
Wix.com Ltd.*	9,800	682,080

Semiconductors & Semiconductor Equipment 0.2%
Nova Measuring Instruments Ltd.*	9,800	216,482

Common Stocks (continued)

	Shares	Market Value

ISRAEL (continued)
Semiconductors & Semiconductor Equipment (continued)
Tower Semiconductor Ltd.* (c)	20,793	$495,913

		712,395

		1,394,475

MONACO 0.2%
Marine 0.2%
Costamare, Inc.	84,148	615,122

Oil, Gas & Consumable Fuels 0.0%†
GasLog Ltd. (c)	7,148	109,007

		724,129

PUERTO RICO 0.5%
Banks 0.5%
First BanCorp*	138,331	800,936
Popular, Inc.	23,045	961,207

		1,762,143

Health Care Providers & Services 0.0%†
Triple-S Management Corp., Class B*	8,000	135,280

		1,897,423

TAIWAN 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Silicon Motion Technology Corp., ADR (c)	7,100	342,433

UNITED KINGDOM 0.1%
Food Products 0.1%
Nomad Foods Ltd.*	31,600	445,876

UNITED STATES 92.5%
Aerospace & Defense 2.9%
Aerovironment, Inc.*	32,400	1,237,680
BWX Technologies, Inc.	20,630	1,005,713
Curtiss-Wright Corp.	7,407	679,814
Ducommun, Inc.*	24,100	761,078
HEICO Corp. (c)	16,592	1,191,969
Mercury Systems, Inc.*	37,350	1,572,062
Moog, Inc., Class A*	26,065	1,869,382
Sparton Corp.* (c)	4,500	98,955
Triumph Group, Inc. (c)	39,613	1,251,771
Vectrus, Inc.*	15,370	496,758

		10,165,182

Air Freight & Logistics 1.5%
Air Transport Services Group, Inc.*	20,690	450,628
Atlas Air Worldwide Holdings, Inc.*	40,589	2,116,717
Hub Group, Inc., Class A*	20,427	783,375
Park-Ohio Holdings Corp.	5,000	190,500
Radiant Logistics, Inc.*	20,000	107,600
XPO Logistics, Inc.*	24,800	1,602,824

		5,251,644

7

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Airlines 0.4%
SkyWest, Inc.	42,545	$1,493,330

Auto Components 1.8%
Cooper Tire & Rubber Co. (c)	10,700	386,270
Cooper-Standard Holdings, Inc.*	7,825	789,308
Dana, Inc.	32,100	716,793
Modine Manufacturing Co.*	95,151	1,574,750
Motorcar Parts of America, Inc.*	14,002	395,416
Stoneridge, Inc.*	54,744	843,605
Tower International, Inc.	25,752	578,132
Visteon Corp.*	10,000	1,020,600

		6,304,874

Banks 11.8%
BancFirst Corp.	13,030	1,258,698
Bank of Marin Bancorp	4,196	258,264
Berkshire Hills Bancorp, Inc.	53,858	1,893,108
Brookline Bancorp, Inc.	58,199	849,705
Camden National Corp.	16,799	720,845
Capital City Bank Group, Inc.	6,043	123,398
Central Pacific Financial Corp.	50,968	1,603,963
Central Valley Community Bancorp	13,222	293,000
Chemung Financial Corp.	1,400	57,232
Civista Bancshares, Inc. (c)	20,141	420,544
Commerce Bancshares, Inc.	8,200	466,006
Community Trust Bancorp, Inc.	8,440	369,250
East West Bancorp, Inc.	18,904	1,107,396
Enterprise Financial Services Corp.	18,419	751,495
Farmers Capital Bank Corp.	3,940	151,887
Fidelity Southern Corp.	17,810	407,137
Financial Institutions, Inc.	5,804	172,959
First Bancorp	20,085	627,857
First Busey Corp.	21,900	642,108
First Business Financial Services, Inc.	8,962	206,843
First Community Bancshares, Inc.	2,167	59,267
First Connecticut Bancorp, Inc.	4,187	107,397
First Financial Bancorp	64,047	1,774,101
First Financial Corp.	7,500	354,750
First Merchants Corp.	8,059	323,488
First Midwest Bancorp, Inc.	83,628	1,949,368
Franklin Financial Network, Inc.*	5,422	223,658
Fulton Financial Corp.	24,636	468,084
Great Southern Bancorp, Inc.	600	32,100
Great Western Bancorp, Inc.	11,529	470,498
Hancock Holding Co.	22,800	1,117,200
Hanmi Financial Corp.	22,896	651,391
Heartland Financial USA, Inc.	10,100	475,710
Heritage Commerce Corp.	6,236	85,932
HomeTrust Bancshares, Inc.*	10,924	266,546
Hope Bancorp, Inc.	30,700	572,555
IBERIABANK Corp.	29,999	2,444,918
Independent Bank Group, Inc.	10,090	600,355
Lakeland Financial Corp.	11,010	505,139

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Banks (continued)
MB Financial, Inc.	4,500	$198,180
Mercantile Bank Corp.	2,000	62,960
National Commerce Corp.*	5,603	221,599
Northeast Bancorp	3,200	65,120
Northrim BanCorp, Inc.	1,700	51,680
Old Line Bancshares, Inc.	2,300	64,814
Old National Bancorp	39,765	685,946
Pacific Premier Bancorp, Inc.*	20,105	741,875
Pinnacle Financial Partners, Inc.	11,638	730,866
Preferred Bank	11,000	588,170
Prosperity Bancshares, Inc.	9,915	636,940
QCR Holdings, Inc.	8,567	406,076
Shore Bancshares, Inc.	4,486	73,795
Sierra Bancorp	1,038	25,483
Southside Bancshares, Inc.	11,128	388,806
Sterling Bancorp	69,045	1,605,296
Synovus Financial Corp.	8,100	358,344
TCF Financial Corp.	35,916	572,501
TriCo Bancshares	38,485	1,352,748
TriState Capital Holdings, Inc.*	28,008	705,802
UMB Financial Corp.	1,400	104,804
Umpqua Holdings Corp.	29,900	548,964
Union Bankshares Corp.	14,120	478,668
United Community Banks, Inc.	12,900	358,620
Univest Corp. of Pennsylvania	3,764	112,732
Valley National Bancorp	40,951	483,631
Washington Trust Bancorp, Inc.	7,981	411,421
WesBanco, Inc.	38,800	1,534,152
Western Alliance Bancorp*	35,830	1,762,836
Wintrust Financial Corp.	4,700	359,268
Zions Bancorp	13,100	575,221

		41,131,470

Biotechnology 1.6%
ACADIA Pharmaceuticals, Inc.* (c)	10,450	291,451
Acorda Therapeutics, Inc.*	63,516	1,251,264
BioTime, Inc.* (c)	27,324	86,071
Celldex Therapeutics, Inc.* (c)	39,900	98,553
Cidara Therapeutics, Inc.* (c)	8,200	61,500
Exact Sciences Corp.*	7,260	256,786
Exelixis, Inc.*	17,800	438,414
Infinity Pharmaceuticals, Inc.*	55,200	86,664
Kite Pharma, Inc.* (c)	3,840	398,093
Ligand Pharmaceuticals, Inc.* (c)	3,850	467,390
Momenta Pharmaceuticals, Inc.*	32,843	555,047
Repligen Corp.*	24,395	1,010,929
Trevena, Inc.*	19,867	45,694
Ultragenyx Pharmaceutical, Inc.*	6,985	433,838
Verastem, Inc.* (c)	8,168	17,806
Voyager Therapeutics, Inc.*	4,400	39,424
Zafgen, Inc.*	5,200	18,252

		5,557,176

8

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Building Products 0.9%
Armstrong Flooring, Inc.*	38,200	$686,454
Builders FirstSource, Inc.*	7,400	113,368
JELD-WEN Holding, Inc.*	11,520	373,939
Lennox International, Inc. (c)	7,073	1,298,886
Ply Gem Holdings, Inc.*	33,214	596,191

		3,068,838

Capital Markets 1.6%
Artisan Partners Asset Management, Inc., Class A	9,100	279,370
Fifth Street Finance Corp.	35,174	170,946
Financial Engines, Inc.	14,460	529,236
Greenhill & Co., Inc. (c)	19,800	397,980
Hercules Capital, Inc.	21,681	287,056
Investment Technology Group, Inc.	20,782	441,410
Ladenburg Thalmann Financial Services, Inc.*	14,800	36,112
LPL Financial Holdings, Inc.	600	25,476
MarketAxess Holdings, Inc.	8,181	1,645,199
OM Asset Management plc	21,172	314,616
Oppenheimer Holdings, Inc., Class A	2,600	42,640
Solar Capital Ltd.	16,129	352,741
TCP Capital Corp.	24,659	416,737
TriplePoint Venture Growth BDC Corp. (c)	30,719	408,870
Waddell & Reed Financial, Inc., Class A (c)	2,969	56,055

		5,404,444

Chemicals 1.6%
A Schulman, Inc.	22,719	727,008
Ashland Global Holdings, Inc.	6,100	402,051
Calgon Carbon Corp.	55,516	838,292
Ferro Corp.*	31,926	583,927
Ingevity Corp.*	11,700	671,580
LSB Industries, Inc.* (c)	33,881	349,991
OMNOVA Solutions, Inc.*	33,504	326,664
TerraVia Holdings, Inc.* (c)	49,215	11,492
Trinseo SA	12,500	858,749
Valvoline, Inc.	32,400	768,528

		5,538,282

Commercial Services & Supplies 1.2%
ARC Document Solutions, Inc.*	23,375	97,240
Brink’s Co. (The)	6,920	463,640
CECO Environmental Corp.	33,095	303,812
Essendant, Inc.	48,188	714,628
Hudson Technologies, Inc.*	7,210	60,925
InnerWorkings, Inc.*	4,998	57,977
Kimball International, Inc., Class B	2,299	38,370
Pitney Bowes, Inc.	54,400	821,440
Quad/Graphics, Inc.	43,172	989,502
Steelcase, Inc., Class A	22,226	311,164
Stericycle, Inc.*	5,100	389,232

		4,247,930

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Communications Equipment 1.8%
Acacia Communications, Inc.* (c)	3,900	$161,733
ADTRAN, Inc.	81,946	1,692,184
Calix, Inc.*	73,621	504,304
Digi International, Inc.*	33,806	343,131
Harmonic, Inc.*	171,405	899,876
KVH Industries, Inc.*	5,813	55,224
NETGEAR, Inc.*	13,800	594,780
ShoreTel, Inc.*	101,067	586,189
Viavi Solutions, Inc.*	142,749	1,503,147

		6,340,568

Construction & Engineering 2.6%
Ameresco, Inc., Class A*	12,184	93,817
Chicago Bridge & Iron Co. NV	22,723	448,325
Dycom Industries, Inc.* (c)	10,050	899,676
Granite Construction, Inc.	15,640	754,474
IES Holdings, Inc.*	17,169	311,617
KBR, Inc. (c)	37,900	576,838
Layne Christensen Co.*	4,636	40,750
MasTec, Inc.*	53,490	2,415,074
MYR Group, Inc.*	13,341	413,838
Northwest Pipe Co.* (c)	22,026	358,143
Orion Group Holdings, Inc.*	38,567	288,095
Quanta Services, Inc.*	38,000	1,250,960
Sterling Construction Co., Inc.*	14,964	195,579
Tutor Perini Corp.*	32,561	936,129

		8,983,315

Construction Materials 0.4%
Summit Materials, Inc., Class A*	51,902	1,498,411

Consumer Finance 0.4%
Enova International, Inc.*	58,538	869,289
EZCORP, Inc., Class A*	17,100	131,670
SLM Corp.*	48,800	561,200

		1,562,159

Containers & Packaging 0.3%
Berry Global Group, Inc.*	9,875	562,974
Greif, Inc., Class A	6,800	379,304

		942,278

Distributors 0.7%
Pool Corp.	16,670	1,959,892
VOXX International Corp.* (c)	46,925	384,785

		2,344,677

Diversified Consumer Services 0.8%
American Public Education, Inc.*	1,900	44,935
Bridgepoint Education, Inc.*	22,700	335,052
Bright Horizons Family Solutions, Inc.*	13,166	1,016,547
Capella Education Co.	100	8,560
K12, Inc.*	53,801	964,114
Sotheby’s*	8,700	466,929

		2,836,137

9

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Diversified Financial Services 0.0%†
Marlin Business Services Corp.	1,000	$25,150

Diversified Telecommunication Services 0.0%†
Hawaiian Telcom Holdco, Inc.*	6,200	154,938

Electric Utilities 0.7%
PNM Resources, Inc.	32,260	1,233,945
Portland General Electric Co.	23,600	1,078,284

		2,312,229

Electrical Equipment 0.6%
American Superconductor Corp.* (c)	43,045	198,868
Atkore International Group, Inc.*	6,721	151,559
Babcock & Wilcox Enterprises, Inc.*	45,094	530,305
Generac Holdings, Inc.*	20,301	733,475
LSI Industries, Inc.	12,535	113,442
Powell Industries, Inc.	15,089	482,697

		2,210,346

Electronic Equipment, Instruments & Components 3.5%
Bel Fuse, Inc., Class B	21,891	540,708
Benchmark Electronics, Inc.*	29,178	942,449
Cognex Corp.	14,630	1,242,087
Coherent, Inc.*	5,680	1,277,943
Control4 Corp.*	43,474	852,525
Daktronics, Inc.	60,700	584,541
Electro Scientific Industries, Inc.*	18,400	151,616
Flex Ltd.*	75,900	1,237,929
Insight Enterprises, Inc.*	27,514	1,100,285
Jabil, Inc.	12,100	353,199
Littelfuse, Inc.	4,060	669,900
Maxwell Technologies, Inc.*	80,672	483,225
PC Connection, Inc.	9,281	251,144
Perceptron, Inc.*	5,200	37,856
Radisys Corp.*	43,300	162,808
Tech Data Corp.*	18,600	1,878,600
VeriFone Systems, Inc.*	17,945	324,805

		12,091,620

Energy Equipment & Services 1.8%
Archrock, Inc.	38,907	443,540
Aspen Aerogels, Inc.*	5,300	23,585
C&J Energy Services, Inc.*	18,900	647,703
Exterran Corp.*	34,473	920,430
Gulf Island Fabrication, Inc. (c)	12,314	142,842
Independence Contract Drilling, Inc.*	42,204	164,174
Keane Group, Inc.*	15,385	246,160
Matrix Service Co.*	36,801	344,089
Patterson-UTI Energy, Inc.	10,700	216,033
ProPetro Holding Corp.* (c)	37,900	529,084
Rowan Cos. plc, Class A*	55,400	567,296
RPC, Inc. (c)	24,680	498,783
Select Energy Services, Inc., Class A* (c)	34,000	413,100
Smart Sand, Inc.* (c)	16,000	142,560
Tesco Corp.*	64,681	287,830
Unit Corp.*	31,048	581,529

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Energy Equipment & Services (continued)
US Silica Holdings, Inc.	3,400	$120,666
Weatherford International plc*	27,900	107,973

		6,397,377

Equity Real Estate Investment Trusts (REITs) 4.3%
Ashford Hospitality Trust, Inc.	107,867	655,831
Camden Property Trust	7,600	649,876
Cedar Realty Trust, Inc.	41,700	202,245
Chesapeake Lodging Trust	65,347	1,599,041
Columbia Property Trust, Inc.	34,400	769,872
CoreSite Realty Corp.	5,970	618,074
DCT Industrial Trust, Inc.	11,435	611,086
DDR Corp.	28,900	262,123
DiamondRock Hospitality Co.	127,291	1,393,836
Douglas Emmett, Inc.	8,577	327,727
Education Realty Trust, Inc.	7,854	304,343
Franklin Street Properties Corp.	53,367	591,306
Hersha Hospitality Trust	47,027	870,470
InfraREIT, Inc.	22,001	421,319
Mack-Cali Realty Corp.	15,200	412,528
Monogram Residential Trust, Inc.	127,168	1,234,801
New Senior Investment Group, Inc.	23,100	232,155
New York REIT, Inc.	129,700	1,120,608
NexPoint Residential Trust, Inc.	20,059	499,269
Preferred Apartment Communities, Inc., Class A	46,836	737,667
RAIT Financial Trust	31,424	68,819
RLJ Lodging Trust	47,000	933,890
STORE Capital Corp.	5,600	125,720
Summit Hotel Properties, Inc.	8,981	167,496
Taubman Centers, Inc.	5,200	309,660

		15,119,762

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	25,315	864,507
Smart & Final Stores, Inc.* (c)	19,000	172,900
SpartanNash Co.	12,866	334,001
Sprouts Farmers Market, Inc.*	50,179	1,137,558
SUPERVALU, Inc.*	129,165	424,953
United Natural Foods, Inc.*	29,240	1,073,108

		4,007,027

Food Products 0.9%
Blue Buffalo Pet Products, Inc.*	28,600	652,366
Dean Foods Co.	81,674	1,388,458
Hain Celestial Group, Inc. (The)*	12,900	500,778
Hostess Brands, Inc.*	30,560	492,016

		3,033,618

Gas Utilities 1.1%
Northwest Natural Gas Co.	20,531	1,228,780
ONE Gas, Inc.	24,138	1,685,075
Southwest Gas Holdings, Inc.	12,024	878,473

		3,792,328

10

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Health Care Equipment & Supplies 3.9%
ABIOMED, Inc.*	10,513	$1,506,512
Analogic Corp.	12,900	937,185
AngioDynamics, Inc.*	63,332	1,026,612
Cantel Medical Corp.	15,235	1,186,959
Exactech, Inc.*	5,861	174,658
ICU Medical, Inc.*	3,300	569,250
Inogen, Inc.*	5,786	552,100
Integra LifeSciences Holdings Corp.*	19,058	1,038,852
Masimo Corp.*	7,420	676,556
Neogen Corp.*	7,360	508,650
NuVasive, Inc.*	21,689	1,668,317
Penumbra, Inc.*	8,570	752,018
Quidel Corp.*	8,100	219,834
RTI Surgical, Inc.*	41,280	241,488
Spectranetics Corp. (The)*	17,570	674,688
West Pharmaceutical Services, Inc.	11,997	1,133,956
Wright Medical Group NV*	24,180	664,708

		13,532,343

Health Care Providers & Services 2.0%
AAC Holdings, Inc.* (c)	28,479	197,359
Amedisys, Inc.*	7,210	452,860
AMN Healthcare Services, Inc.* (c)	5,900	230,395
Brookdale Senior Living, Inc.*	54,600	803,166
Community Health Systems, Inc.*	54,344	541,266
Diplomat Pharmacy, Inc.*	10,824	160,195
Ensign Group, Inc. (The)	28,969	630,655
HealthEquity, Inc.*	17,790	886,476
Magellan Health, Inc.*	21,515	1,568,444
Molina Healthcare, Inc.*	8,100	560,358
Owens & Minor, Inc.	5,238	168,611
WellCare Health Plans, Inc.*	4,360	782,882

		6,982,667

Health Care Technology 0.9%
Allscripts Healthcare Solutions, Inc.*	14,400	183,744
Cotiviti Holdings, Inc.*	15,100	560,814
Evolent Health, Inc., Class A* (c)	27,270	691,295
Medidata Solutions, Inc.* (c)	6,630	518,466
Veeva Systems, Inc., Class A *	16,318	1,000,456
Vocera Communications, Inc.*	11,240	296,961

		3,251,736

Hotels, Restaurants & Leisure 2.0%
Biglari Holdings, Inc.*	860	343,776
Brinker International, Inc.	8,300	316,230
Choice Hotels International, Inc.	11,900	764,575
Dave & Buster’s Entertainment, Inc.*	15,045	1,000,643
Del Frisco’s Restaurant Group, Inc.*	15,621	251,498
DineEquity, Inc. (c)	7,960	350,638
Extended Stay America, Inc.	13,600	263,296
Fogo De Chao, Inc.*	5,900	82,010
International Game Technology plc	15,245	278,984

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Hotels, Restaurants & Leisure (continued)
J Alexander’s Holdings, Inc.*	2,116	$25,921
Red Lion Hotels Corp.*	21,943	161,281
Red Rock Resorts, Inc., Class A	4,500	105,975
SeaWorld Entertainment, Inc. (c)	69,664	1,133,433
Speedway Motorsports, Inc.	6,430	117,476
Vail Resorts, Inc.	8,270	1,677,404

		6,873,140

Household Durables 0.3%
Century Communities, Inc.*	18,083	448,458
iRobot Corp.* (c)	3,490	293,649
Libbey, Inc.	28,569	230,266

		972,373

Independent Power and Renewable Electricity Producers 0.4%
Calpine Corp.*	80,193	1,085,011
NRG Energy, Inc.	14,600	251,412

		1,336,423

Insurance 4.5%
American Equity Investment Life Holding Co.	61,700	1,621,475
Argo Group International Holdings Ltd.	21,144	1,281,326
Assurant, Inc.	4,770	494,601
Assured Guaranty Ltd.	19,600	818,104
Baldwin & Lyons, Inc., Class B	100	2,450
CNO Financial Group, Inc.	81,626	1,704,350
Donegal Group, Inc., Class A	2,900	46,110
EMC Insurance Group, Inc.	11,361	315,609
Employers Holdings, Inc.	26,324	1,113,505
Federated National Holding Co.	100	1,600
Greenlight Capital Re Ltd., Class A*	16,000	334,400
Hallmark Financial Services, Inc.*	17,069	192,368
Hanover Insurance Group, Inc. (The)	5,400	478,602
Heritage Insurance Holdings, Inc.	90,987	1,184,651
Infinity Property & Casualty Corp.	10,727	1,008,338
Kinsale Capital Group, Inc.	7,310	272,736
Navigators Group, Inc. (The)	28,072	1,541,153
Primerica, Inc.	7,770	588,578
Reinsurance Group of America, Inc.	10,003	1,284,285
Stewart Information Services Corp. (c)	29,331	1,331,041

		15,615,282

Internet & Direct Marketing Retail 0.2%
Groupon, Inc.* (c)	92,200	354,048
Nutrisystem, Inc.	6,950	361,748

		715,796

Internet Software & Services 1.7%
2U, Inc.*	17,880	838,930
Bazaarvoice, Inc.*	150,898	746,945
DHI Group, Inc.*	71,400	203,490
GTT Communications, Inc.*	5,520	174,708
j2 Global, Inc. (c)	2,441	207,705
Liquidity Services, Inc.*	40,950	260,033

11

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Internet Software & Services (continued)
LogMeIn, Inc.	8,780	$917,509
Marchex, Inc., Class B*	9,107	27,139
MuleSoft, Inc., Class A* (c)	3,270	81,554
Okta, Inc.* (c)	4,190	95,532
Q2 Holdings, Inc.*	26,570	981,761
QuinStreet, Inc.*	53,491	223,057
Web.com Group, Inc.*	25,270	639,331
Yelp, Inc.* (c)	12,782	383,716

		5,781,410

IT Services 0.3%
Conduent, Inc.* (c)	44,000	701,360
Convergys Corp.	14,776	351,373
NCI, Inc., Class A*	4,000	84,400

		1,137,133

Leisure Products 0.2%
Black Diamond, Inc.*	29,310	194,912
MCBC Holdings, Inc.*	3,596	70,302
Nautilus, Inc.*	20,197	386,772

		651,986

Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc.* (c)	8,510	232,749
Cambrex Corp.*	9,270	553,883
Luminex Corp.	14,214	300,200
PRA Health Sciences, Inc.*	17,030	1,277,419

		2,364,251

Machinery 3.8%
AGCO Corp.	7,300	491,947
Albany International Corp., Class A	2,100	112,140
Astec Industries, Inc.	1,000	55,510
Columbus McKinnon Corp.	28,101	714,327
Flowserve Corp.	8,400	390,012
FreightCar America, Inc.	13,100	227,809
Gardner Denver Holdings, Inc.*	11,400	246,354
Global Brass & Copper Holdings, Inc.	11,240	343,382
Hyster-Yale Materials Handling, Inc.	31,059	2,181,895
John Bean Technologies Corp.	15,400	1,509,200
Kennametal, Inc.	25,100	939,242
LB Foster Co., Class A (c)	22,621	485,220
Lincoln Electric Holdings, Inc.	10,470	964,182
Manitex International, Inc.* (c)	3,920	27,362
Meritor, Inc.*	27,349	454,267
Navistar International Corp.*	44,400	1,164,612
RBC Bearings, Inc.*	10,000	1,017,600
REV Group, Inc. (c)	6,340	175,491
Rexnord Corp.*	7,145	166,121
Spartan Motors, Inc.	59,290	524,717
Supreme Industries, Inc., Class A	14,197	233,541
TriMas Corp.*	31,801	663,051

		13,087,982

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Marine 0.0%†
Scorpio Bulkers, Inc.*	13,574	$96,375

Media 1.7%
Entravision Communications Corp., Class A	55,800	368,280
Gray Television, Inc.*	11,900	163,030
John Wiley & Sons, Inc., Class A	1,400	73,850
Live Nation Entertainment, Inc.*	13,589	473,577
Madison Square Garden Co. (The), Class A*	1,090	214,621
MSG Networks, Inc., Class A*	8,100	181,845
National CineMedia, Inc.	26,900	199,598
New Media Investment Group, Inc.	17,900	241,292
Scholastic Corp.	27,875	1,215,071
Time, Inc.	176,217	2,528,714
Townsquare Media, Inc., Class A*	8,860	90,726
tronc, Inc.*	9,900	127,611

		5,878,215

Metals & Mining 0.7%
Ampco-Pittsburgh Corp.	2,615	38,571
Materion Corp.	1,800	67,320
Olympic Steel, Inc.	33,628	655,073
Ryerson Holding Corp.*	71,686	709,692
Schnitzer Steel Industries, Inc., Class A	22,100	556,920
Synalloy Corp.*	2,016	22,882
Tahoe Resources, Inc.	51,500	443,993

		2,494,451

Mortgage Real Estate Investment Trusts (REITs) 0.3%
Cherry Hill Mortgage Investment Corp.	22,600	417,422
Redwood Trust, Inc.	28,875	492,030

		909,452

Multiline Retail 0.4%
Dillard’s, Inc., Class A (c)	4,900	282,681
Ollie’s Bargain Outlet Holdings, Inc.*	23,560	1,003,656

		1,286,337

Oil, Gas & Consumable Fuels 1.9%
Antero Resources Corp.*	17,400	376,014
Callon Petroleum Co.* (c)	97,872	1,038,421
Energen Corp.*	20,237	999,101
Gener8 Maritime, Inc.*	82,427	469,010
Hallador Energy Co.	7,800	60,606
Matador Resources Co.* (c)	29,600	632,552
Newfield Exploration Co.*	3,300	93,918
Pacific Ethanol, Inc.*	25,800	161,250
Parsley Energy, Inc., Class A*	10,883	302,003
Range Resources Corp.	27,780	643,663
Renewable Energy Group, Inc.* (c)	52,956	685,780
SM Energy Co.	18,700	309,111
Southwestern Energy Co.*	64,297	390,926
World Fuel Services Corp.	9,836	378,194

		6,540,549

12

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Paper & Forest Products 0.5%
Boise Cascade Co.*	5,000	$152,000
Clearwater Paper Corp.*	9,100	425,425
KapStone Paper and Packaging Corp.	39,100	806,632
PH Glatfelter Co.	5,579	109,014
Resolute Forest Products, Inc.*	49,262	216,753

		1,709,824

Personal Products 0.3%
Edgewell Personal Care Co.*	9,100	691,782
elf Beauty, Inc.* (c)	18,740	509,915

		1,201,697

Pharmaceuticals 0.5%
ANI Pharmaceuticals, Inc.*	11,382	532,677
Cempra, Inc.*	23,230	106,858
Endocyte, Inc.*	29,221	43,832
Juniper Pharmaceuticals, Inc.*	1,000	5,050
Mallinckrodt plc*	8,752	392,177
Nektar Therapeutics*	9,150	178,883
Supernus Pharmaceuticals, Inc.*	9,320	401,692
Tetraphase Pharmaceuticals, Inc.*	15,000	106,950

		1,768,119

Professional Services 1.1%
CRA International, Inc.	10,457	379,798
Dun & Bradstreet Corp. (The)	2,170	234,686
Heidrick & Struggles International, Inc.	19,512	424,386
Kelly Services, Inc., Class A	45,211	1,014,987
ManpowerGroup, Inc.	5,398	602,687
RPX Corp.*	30,095	419,825
TrueBlue, Inc.*	30,024	795,636

		3,872,005

Real Estate Management & Development 0.2%
Five Point Holdings LLC, Class A*	8,800	129,888
Kennedy-Wilson Holdings, Inc. (c)	38,300	729,615

		859,503

Road & Rail 0.5%
ArcBest Corp.	26,000	535,600
Covenant Transportation Group, Inc., Class A*	15,900	278,727
PAM Transportation Services, Inc.*	14,600	276,670
Schneider National, Inc., Class B (c)	28,700	642,019

		1,733,016

Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc.*	4,000	258,760
Alpha & Omega Semiconductor Ltd.*	14,471	241,232
Cavium, Inc.*	12,330	766,063
Cohu, Inc.	64,931	1,022,014
DSP Group, Inc.*	16,445	190,762
Entegris, Inc.*	43,010	944,070
FormFactor, Inc.*	52,715	653,666
Ichor Holdings Ltd.*	4,745	95,659

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Semiconductors & Semiconductor Equipment (continued)
Impinj, Inc.* (c)	13,010	$632,937
IXYS Corp.*	19,819	326,023
MKS Instruments, Inc.	15,630	1,051,898
Monolithic Power Systems, Inc.	18,761	1,808,559
NeoPhotonics Corp.* (c)	10,800	83,376
Photronics, Inc.*	40,676	382,354
Power Integrations, Inc.	12,070	879,903
Semtech Corp.*	24,250	866,938
Sigma Designs, Inc.*	110,632	647,197
Silicon Laboratories, Inc.*	9,950	680,083
Teradyne, Inc.	10,000	300,300
Xperi Corp.	27,074	806,805

		12,638,599

Software 3.2%
Agilysys, Inc.*	1,100	11,132
Blackline, Inc.*	13,980	499,645
Cision Ltd.*	76,000	782,040
Ellie Mae, Inc.*	6,710	737,496
Glu Mobile, Inc.* (c)	84,651	211,628
Guidewire Software, Inc.*	5,180	355,918
HubSpot, Inc.*	15,300	1,005,975
Paycom Software, Inc.* (c)	7,580	518,548
Pegasystems, Inc.	14,340	836,739
Proofpoint, Inc.* (c)	11,097	963,553
PTC, Inc.*	27,340	1,506,980
QAD, Inc., Class A	6,100	195,505
RingCentral, Inc., Class A*	18,240	666,672
Rosetta Stone, Inc.*	23,010	248,048
Rubicon Project, Inc. (The) *	42,600	218,964
Seachange International, Inc.*	59,190	157,445
Silver Spring Networks, Inc.*	10,063	113,511
Take-Two Interactive Software, Inc.*	20,330	1,491,815
Telenav, Inc.*	27,467	222,483
Tyler Technologies, Inc.*	3,229	567,238

		11,311,335

Specialty Retail 3.4%
Abercrombie & Fitch Co., Class A	25,100	312,244
Barnes & Noble, Inc.	35,900	272,840
Bed Bath & Beyond, Inc.	11,300	343,520
Big 5 Sporting Goods Corp. (c)	10,889	142,101
Build-A-Bear Workshop, Inc.*	12,410	129,685
Burlington Stores, Inc.*	11,099	1,020,997
Cato Corp. (The), Class A	4,300	75,637
Children’s Place, Inc. (The)	4,820	492,122
Citi Trends, Inc.	21,140	448,591
Conn’s, Inc.* (c)	9,200	175,720
Destination XL Group, Inc.*	7,300	17,155
Dick’s Sporting Goods, Inc.	14,200	565,586
DSW, Inc., Class A	18,611	329,415
Express, Inc.*	25,200	170,100

13

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Specialty Retail (continued)
Finish Line, Inc. (The), Class A (c)	52,510	$744,067
Floor & Decor Holdings, Inc., Class A* (c)	5,470	214,752
Genesco, Inc.*	17,119	580,334
Group 1 Automotive, Inc. (c)	7,331	464,199
J. Jill, Inc.* (c)	17,803	218,799
Kirkland’s, Inc.*	12,094	124,326
Party City Holdco, Inc.* (c)	86,200	1,349,030
Pier 1 Imports, Inc.	60,868	315,905
Rent-A-Center, Inc. (c)	133,447	1,563,998
Sally Beauty Holdings, Inc.*	27,011	546,973
Shoe Carnival, Inc.	15,400	321,552
Tilly’s, Inc., Class A	36,862	374,149
Vitamin Shoppe, Inc.*	14,478	168,669
West Marine, Inc.	23,362	300,202

		11,782,668

Technology Hardware, Storage & Peripherals 1.5%
Avid Technology, Inc.*	128,389	675,326
NCR Corp.*	30,846	1,259,751
Quantum Corp.*	72,487	566,123
Stratasys Ltd.*	42,600	993,006
Super Micro Computer, Inc.*	63,211	1,558,151

		5,052,357

Textiles, Apparel & Luxury Goods 0.8%
Delta Apparel, Inc.*	1,700	37,706
Fossil Group, Inc.* (c)	30,308	313,688
G-III Apparel Group Ltd.*	22,100	551,395
Hanesbrands, Inc.	29,600	685,536
Perry Ellis International, Inc.*	42,017	817,651
Rocky Brands, Inc.	7,100	95,495
Vera Bradley, Inc.*	12,800	125,184

		2,626,655

Thrifts & Mortgage Finance 2.6%
Charter Financial Corp.	12,317	221,706
Dime Community Bancshares, Inc.	9,794	191,962
Essent Group Ltd.*	15,750	584,955
First Defiance Financial Corp.	7,600	400,368
Flagstar Bancorp, Inc.*	42,532	1,310,837
Home Bancorp, Inc.	1,000	42,520
Meta Financial Group, Inc.	8,296	738,344
NMI Holdings, Inc., Class A*	35,700	408,765
PCSB Financial Corp.* (c)	23,372	398,726
Provident Financial Services, Inc.	21,251	539,350
Radian Group, Inc.	77,500	1,267,125
Riverview Bancorp, Inc.	5,600	37,184
TrustCo Bank Corp.	75,989	588,915
Walker & Dunlop, Inc.*	9,923	484,540
Washington Federal, Inc.	39,772	1,320,431
WSFS Financial Corp.	13,103	594,221

		9,129,949

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Trading Companies & Distributors 1.9%
Aircastle Ltd.	12,644	$275,007
Beacon Roofing Supply, Inc.*	19,993	979,657
BMC Stock Holdings, Inc.* (c)	18,592	406,235
CAI International, Inc.*	3,200	75,520
DXP Enterprises, Inc.*	9,622	331,959
Houston Wire & Cable Co.	28,737	150,869
Lawson Products, Inc.*	2,300	50,945
Rush Enterprises, Inc., Class A*	29,379	1,092,311
SiteOne Landscape Supply, Inc.*	22,570	1,174,995
Textainer Group Holdings Ltd.* (c)	74,423	1,079,134
Titan Machinery, Inc.*	19,577	351,994
Veritiv Corp.*	11,160	502,200
WESCO International, Inc.*	3,500	200,550

		6,671,376

Wireless Telecommunication Services 0.1%
United States Cellular Corp.*	11,568	443,286

		322,123,400

Total Common Stocks (cost $296,456,952)		333,039,692

Preferred Stocks 0.0%†
UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., Series M-1* (a)(b)	19,276	0
Mode Media M-1 Escrow Series M-1* (a)(b)	2,754	0

Total Preferred Stock (cost $109,333)		0

Corporate Bonds 0.0%†

	Principal Amount

UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., 9.00%, 12/02/14 (a)(b)	$42,256	0
Mode Media Corp., Note Escrow, 9.00%, 12/02/14 (a)(b)	1,544	0

Total Corporate Bonds (cost $43,259)		0

14

Statement of Investments (Continued)

June 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Rights 0.0%†

	Number of Rights	Market Value

UNITED STATES 0.0%†
Biotechnology 0.0%†
Dyax Corp., CVR* (a)(b)	13,694	$17,118
IT Services 0.0%†
BancTec, Inc., CVR* (a)(b)	36,134	0

Total Rights (cost $–)		17,118

Exchange Traded Fund 0.6%

	Shares

UNITED STATES 0.6%
iShares Russell 2000 Value Fund (c)	17,353	2,062,751

Total Exchange Traded Fund (cost $1,655,604)		2,062,751

Master Limited Partnership 0.1%

	Principal Amount

Capital Markets 0.1%
Och-Ziff Capital Management Group LLC,	$75,469	193,201

Total Master Limited Partnership (cost $189,293)		193,201

Repurchase Agreements 6.6%
BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $5,000,458, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.63%, maturing 02/15/18 - 05/15/39; total market value $5,100,000. (d)(e)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $13,003,932, collateralized by U.S. Government Agency Securities, ranging from 3.33% - 4.50%, maturing 07/01/41 - 06/01/47; total market value $13,262,795. (d)(e)	13,002,740	13,002,740

Repurchase Agreements (continued)

	Principal Amount	Market Value

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $5,001,031, collateralized by U.S. Government Treasury Securities, ranging from 0.89% - 2.00%, maturing 04/30/19 - 02/15/25; total market value $5,100,145. (d)(e)	$5,000,000	$5,000,000

Total Repurchase Agreements (cost $23,002,740)		23,002,740

Total Investments (cost $321,457,181) (f) — 102.9%		358,315,502
Liabilities in excess of other assets — (2.9)%		(10,179,417)

NET ASSETS — 100.0%		$348,136,085

*	Denotes a non-income producing security.

(a)	Fair valued security.

(b)	Illiquid security.

(c)	The security or a portion of this security is on loan at June 30, 2017. The total value of securities on loan at June 30, 2017 was $28,292,538, which was collateralized by cash used to purchase repurchase agreement with a total value of $23,002,740 and by $6,046,482 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 07/27/17 - 02/15/47, a total value of $29,049,222.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2017 was $23,002,740.

(e)	Please refer to Note 2(d) for additional information on the joint repurchase agreement.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

CVR	Contingent Value Rights

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

NVIT Multi- Manager Small Company Fund
Assets:
Investments, at value* (cost $298,454,441)	$335,312,762
Repurchase agreements, at value (cost $23,002,740)	23,002,740

Total Investments, at value (total cost $321,457,181)	358,315,502

Cash	15,019,371
Interest and dividends receivable	370,015
Security lending income receivable	17,521
Receivable for investments sold	5,366,701
Receivable for capital shares issued	33,060
Reclaims receivable	2,798
Prepaid expenses	2,212

Total Assets	379,127,180

Liabilities:
Payable for investments purchased	7,460,892
Payable for capital shares redeemed	154,237
Payable upon return of securities loaned (Note 2)	23,002,740
Accrued expenses and other payables:
Investment advisory fees	240,971
Fund administration fees	14,318
Distribution fees	9,965
Administrative servicing fees	50,026
Accounting and transfer agent fees	793
Trustee fees	214
Custodian fees	2,293
Compliance program costs (Note 3)	349
Professional fees	21,306
Printing fees	28,636
Other	4,355

Total Liabilities	30,991,095

Net Assets	$348,136,085

Represented by:
Capital	$225,487,084
Accumulated undistributed net investment income	410,334
Accumulated net realized gains from investments and foreign currency transactions	85,380,880
Net unrealized appreciation/(depreciation) from investments	36,858,321
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(534)

Net Assets	$348,136,085

16

Statement of Assets and Liabilities (Continued)

June 30, 2017 (Unaudited)

NVIT Multi- Manager Small Company Fund
Net Assets:
Class I Shares	$278,781,819
Class II Shares	48,060,436
Class IV Shares	21,293,830

Total	$348,136,085

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	12,475,452
Class II Shares	2,256,058
Class IV Shares	953,564

Total	15,685,074

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$22.35
Class II Shares	$21.30
Class IV Shares	$22.33

*	Includes value of securities on loan of $28,292,538 (Note 2).

The accompanying notes are an integral part of these financial statements.

17

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

NVIT Multi- Manager Small Company Fund
INVESTMENT INCOME:
Dividend income	$2,151,930
Income from securities lending (Note 2)	111,139
Interest income	26,634
Foreign tax withholding	(5,926)

Total Income	2,283,777

EXPENSES:
Investment advisory fees	1,661,941
Fund administration fees	90,877
Distribution fees Class II Shares	59,199
Administrative servicing fees Class I Shares	209,017
Administrative servicing fees Class II Shares	35,519
Administrative servicing fees Class IV Shares	15,859
Professional fees	19,170
Trustee fees	5,838
Custodian fees	7,908
Accounting and transfer agent fees	1,752
Compliance program costs (Note 3)	832
Other	585

Total expenses before fees waived	2,108,497

Investment advisory fees waived (Note 3)	(28,955)

Net Expenses	2,079,542

NET INVESTMENT INCOME	204,235

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	62,242,867
Net realized losses from foreign currency transactions (Note 2)	(980)

Net realized gains from investments and foreign currency transactions	62,241,887

Net change in unrealized appreciation/(depreciation) from investments	(45,901,841)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	233

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	(45,901,608)

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	16,340,279

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,544,514

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Company Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income	$204,235	$1,586,230
Net realized gains from investments and foreign currency transactions	62,241,887	24,375,082
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(45,901,608)	64,787,536

Change in net assets resulting from operations	16,544,514	90,748,848

Distributions to Shareholders From:
Net investment income:
Class I	–	(824,087)
Class II	–	(44,262)
Class IV	–	(64,165)
Class Y	–	(530,573)
Net realized gains:
Class I	–	(38,393,934)
Class II	–	(6,752,456)
Class IV	–	(2,942,864)
Class Y	–	(16,967,992)

Change in net assets from shareholder distributions	–	(66,520,333)

Change in net assets from capital transactions	(142,914,905)	19,172,431

Change in net assets	(126,370,391)	43,400,946

Net Assets:
Beginning of period	474,506,476	431,105,530

End of period	$348,136,085	$474,506,476

Accumulated undistributed net investment income at end of period	$410,334	$206,099

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$9,060,542	$8,581,483
Dividends reinvested	–	39,218,021
Cost of shares redeemed	(22,285,609)	(37,439,412)

Total Class I Shares	(13,225,067)	10,360,092

Class II Shares
Proceeds from shares issued	3,284,022	4,493,005
Dividends reinvested	–	6,796,718
Cost of shares redeemed	(4,304,803)	(9,502,779)

Total Class II Shares	(1,020,781)	1,786,944

Class IV Shares
Proceeds from shares issued	292,679	531,676
Dividends reinvested	–	3,007,029
Cost of shares redeemed	(1,253,742)	(2,658,379)

Total Class IV Shares	(961,063)	880,326

19

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Company Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$234,610	$2,371,076
Dividends reinvested	–	17,498,565
Cost of shares redeemed	(127,942,604)	(13,724,572)

Total Class Y Shares	(127,707,994)	6,145,069

Change in net assets from capital transactions	$(142,914,905)	$19,172,431

SHARE TRANSACTIONS:
Class I Shares
Issued	415,810	420,887
Reinvested	–	2,043,052
Redeemed	(1,018,465)	(1,836,608)

Total Class I Shares	(602,655)	627,331

Class II Shares
Issued	158,377	228,215
Reinvested	–	371,958
Redeemed	(206,853)	(483,908)

Total Class II Shares	(48,476)	116,265

Class IV Shares
Issued	13,421	26,174
Reinvested	–	156,726
Redeemed	(57,344)	(129,451)

Total Class IV Shares	(43,923)	53,449

Class Y Shares
Issued	10,778	115,844
Reinvested	–	907,294
Redeemed	(5,824,296)	(640,733)

Total Class Y Shares	(5,813,518)	382,405

Total change in shares	(6,508,572)	1,179,450

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

20

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Company Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class I Shares
Six Months Ended June 30, 2017 (Unaudited)	$21.47	0.02	0.86	0.88	–	–	–	$22.35	4.10%		$278,781,819	1.06%	0.15%		1.08%	63.10%
Year Ended December 31, 2016	$20.59	0.07	4.21	4.28	(0.06)	(3.34)	(3.40)	$21.47	22.83%		$280,764,253	1.08%	0.36%		1.10%	83.36%
Year Ended December 31, 2015	$23.45	0.08	(0.44)	(0.36)	(0.08)	(2.42)	(2.50)	$20.59	(1.63%	)	$256,333,386	1.08%	0.36%		1.09%	90.36%
Year Ended December 31, 2014	$27.54	0.06	0.06	0.12	(0.04)	(4.17)	(4.21)	$23.45	0.82%		$295,813,068	1.07%	0.24%		1.12%	55.31%
Year Ended December 31, 2013	$19.57	0.01	7.99	8.00	(0.03)	–	(0.03)	$27.54	40.91%		$332,146,172	1.08%	0.05%		1.13%	57.65%
Year Ended December 31, 2012	$16.97	0.09	2.54	2.63	(0.03)	–	(0.03)	$19.57	15.50%		$310,267,734	1.11%	0.50%		1.16%	69.03%

Class II Shares
Six Months Ended June 30, 2017 (Unaudited)	$20.49	(0.01)	0.82	0.81	–	–	–	$21.30	3.95%		$48,060,436	1.31%	(0.10%	)	1.33%	63.10%
Year Ended December 31, 2016	$19.80	0.02	4.03	4.05	(0.02)	(3.34)	(3.36)	$20.49	22.54%		$47,222,837	1.33%	0.11%		1.35%	83.36%
Year Ended December 31, 2015	$22.66	0.02	(0.43)	(0.41)	(0.03)	(2.42)	(2.45)	$19.80	(1.94%	)(g)	$43,335,739	1.33%	0.11%		1.34%	90.36%
Year Ended December 31, 2014	$26.77	–	0.06	0.06	–	(4.17)	(4.17)	$22.66	0.60%	(g)	$50,022,345	1.32%	(0.01%	)	1.37%	55.31%
Year Ended December 31, 2013	$19.07	(0.04)	7.77	7.73	(0.03)	–	(0.03)	$26.77	40.55%		$55,277,965	1.33%	(0.20%	)	1.38%	57.65%
Year Ended December 31, 2012	$16.55	0.05	2.47	2.52	–	–	–	$19.07	15.23%		$46,480,380	1.36%	0.26%		1.41%	69.03%

Class IV Shares
Six Months Ended June 30, 2017 (Unaudited)	$21.45	0.02	0.86	0.88	–	–	–	$22.33	4.10%		$21,293,830	1.06%	0.15%		1.08%	63.10%
Year Ended December 31, 2016	$20.58	0.07	4.20	4.27	(0.06)	(3.34)	(3.40)	$21.45	22.79%		$21,399,542	1.08%	0.36%		1.10%	83.36%
Year Ended December 31, 2015	$23.44	0.08	(0.44)	(0.36)	(0.08)	(2.42)	(2.50)	$20.58	(1.63%	)	$19,423,985	1.08%	0.36%		1.09%	90.36%
Year Ended December 31, 2014	$27.53	0.06	0.06	0.12	(0.04)	(4.17)	(4.21)	$23.44	0.82%		$21,501,616	1.07%	0.24%		1.12%	55.31%
Year Ended December 31, 2013	$19.56	0.01	8.00	8.01	(0.04)	–	(0.04)	$27.53	40.95%		$23,642,766	1.08%	0.05%		1.13%	57.65%
Year Ended December 31, 2012	$16.96	0.09	2.54	2.63	(0.03)	–	(0.03)	$19.56	15.51%		$19,519,832	1.11%	0.50%		1.16%	69.03%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

21

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2017, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT Multi-Manager Small Company Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company. Currently, shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other series of the Trust that operate as fund of funds, such as the NVIT Cardinal Funds.

The Fund currently offers Class I, Class II, Class IV, and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in distribution or service fees, administrative service fees, class specific expenses, certain voting rights, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes. Investments in MLPs are valued at closing price on an exchange where such investments are traded. Equity securities, shares of exchange-traded funds and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could

23

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise; they are classified as Level 3 investments within the hierarchy.

Equity Securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of June 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,165,182	$—	$—	$10,165,182
Air Freight & Logistics	5,251,644	—	—	5,251,644
Airlines	1,493,330	—	—	1,493,330
Auto Components	6,304,874	—	—	6,304,874
Banks	42,893,613	—	—	42,893,613
Biotechnology	5,557,176	—	—	5,557,176
Building Products	3,068,838	—	—	3,068,838
Capital Markets	5,404,444	—	—	5,404,444
Chemicals	5,538,282	—	—	5,538,282
Commercial Services & Supplies	4,247,930	—	—	4,247,930
Communications Equipment	6,340,568	—	—	6,340,568
Construction & Engineering	8,983,315	—	—	8,983,315
Construction Materials	1,498,411	—	—	1,498,411
Consumer Finance	1,562,159	—	—	1,562,159
Containers & Packaging	942,278	—	—	942,278
Distributors	2,344,677	—	—	2,344,677
Diversified Consumer Services	2,836,137	—	—	2,836,137
Diversified Financial Services	25,150	—	—	25,150
Diversified Telecommunication Services	154,938	—	—	154,938
Electric Utilities	2,312,229	—	—	2,312,229
Electrical Equipment	2,210,346	—	—	2,210,346
Electronic Equipment, Instruments & Components	12,091,620	—	—	12,091,620
Energy Equipment & Services	7,153,700	—	—	7,153,700
Equity Real Estate Investment Trusts (REITs)	15,119,762	—	—	15,119,762
Food & Staples Retailing	4,007,027	—	—	4,007,027
Food Products	4,651,304	—	—	4,651,304
Gas Utilities	3,792,328	—	—	3,792,328
Health Care Equipment & Supplies	13,532,343	—	—	13,532,343
Health Care Providers & Services	7,117,947	—	—	7,117,947
Health Care Technology	3,251,736	—	—	3,251,736
Hotels, Restaurants & Leisure	6,873,140	—	—	6,873,140
Household Durables	1,168,965	—	—	1,168,965
Independent Power and Renewable Electricity Producers	1,336,423	—	—	1,336,423
Insurance	15,615,282	—	—	15,615,282

24

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Internet & Direct Marketing Retail	$715,796	$—	$—	$715,796
Internet Software & Services	7,795,935	—	—	7,795,935
IT Services	1,137,133	—	—	1,137,133
Leisure Products	651,986	—	—	651,986
Life Sciences Tools & Services	2,364,251	—	—	2,364,251
Machinery	13,087,982	—	—	13,087,982
Marine	711,497	—	—	711,497
Media	6,234,999	—	—	6,234,999
Metals & Mining	3,321,309	—	—	3,321,309
Mortgage Real Estate Investment Trusts (REITs)	909,452	—	—	909,452
Multiline Retail	1,286,337	—	—	1,286,337
Oil, Gas & Consumable Fuels	7,242,514	—	—	7,242,514
Paper & Forest Products	2,277,339	—	—	2,277,339
Personal Products	1,201,697	—	—	1,201,697
Pharmaceuticals	1,768,119	—	—	1,768,119
Professional Services	3,872,005	—	—	3,872,005
Real Estate Management & Development	859,503	—	—	859,503
Road & Rail	1,733,016	—	—	1,733,016
Semiconductors & Semiconductor Equipment	13,693,427	—	—	13,693,427
Software	11,311,335	—	—	11,311,335
Specialty Retail	11,782,668	—	—	11,782,668
Technology Hardware, Storage & Peripherals	5,052,357	—	—	5,052,357
Textiles, Apparel & Luxury Goods	2,713,753	—	—	2,713,753
Thrifts & Mortgage Finance	9,129,949	—	—	9,129,949
Trading Companies & Distributors	6,835,429	—	—	6,835,429
Water Utilities	59,520	—	—	59,520
Wireless Telecommunication Services	443,286	—	—	443,286
Total Common Stocks	$333,039,692	$—	$—	$333,039,692
Corporate Bonds	$—	$—	$—	$—
Exchange Traded Fund	2,062,751	—	—	2,062,751
Master Limited Partnership	193,201	—	—	193,201
Preferred Stock	—	—	—	—
Repurchase Agreements	—	23,002,740	—	23,002,740
Rights	—	—	17,118	17,118
Total	$335,295,644	$23,002,740	$17,118	$358,315,502

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended June 30, 2017, the Fund held two common stocks, two corporate bonds, two preferred stocks and one rights investments that were categorized as Level 3 investments and which were each valued at $0.

25

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Rights	Total
Balance as of 12/31/16	$—	$—	$—	$17,118	$17,118
Accrued Accretion/(Amortization)	—	—	—	—	—
Realized Gain/(Loss)	—	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—	—	—
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Transfers Into Level 3	—	—	—	—	—
Transfers Out of Level 3	—	—	—	—	—
Balance as of 06/30/17	$—	$—	$—	$17,118	$17,118
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 06/30/17	$—	$—	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Securities Lending

During the six months ended June 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from JPMorgan equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash

26

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan receives a fee based on a percentage of earnings derived from the investment of cash collateral. In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2017, were $23,002,740, which was comprised of cash.

The Fund’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan, The Bank of New York Mellon, or Goldman Sachs and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non cash collateral received, please refer to note (c) in the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At June 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Joint Repurchase Agreements

During the six months ended June 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo,” or collectively, “repos”) collateralized by U.S. Treasury or federal agency obligations. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan take possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2017, the joint repos on a gross basis were as follows:

27

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

BNP Paribas Securities Corp., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $250,022,917, collateralized by U.S. Government Treasury Securities, ranging from 0.00% – 3.63%, maturing 02/15/18 – 05/15/39; total market value $255,000,002.

ML Pierce Fenner & Smith, Inc., 1.10%, dated 06/30/17, due 07/03/17, repurchase price $350,032,083, collateralized by U.S. Government Agency Securities, ranging from 3.33% – 4.50%, maturing 07/01/41 – 06/01/47; total market value $357,000,000.

RBS Securities, Inc., 1.06%, dated 06/30/17, due 07/07/17, repurchase price $150,030,917, collateralized by U.S. Government Treasury Securities, ranging from 0.89% – 2.00%, maturing 04/30/19 – 02/15/25; total market value $153,004,365.

At June 30, 2017, the Fund’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

				Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
BNP Paribas Securities Corp.	$5,000,000	$—	$5,000,000	$(5,000,000)	$—
ML Pierce Fenner & Smith, Inc.	13,002,740	—	13,002,740	(13,002,740)	—
RBS Securities, Inc.	5,000,000	—	5,000,000	(5,000,000)	—
Total	$23,002,740	$—	$23,002,740	$(23,002,740)	$—

Amounts designated as “—” are zero.

*	At June 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to

28

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

29

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Putnam Investment Management, LLC
Oppenheimer Funds, Inc.
Jacobs Levy Equity Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.885%
$200 million and more	0.835%

The Trust and NFA have entered into a written contract waiving 0.015% of investment advisory fees of the Fund until April 30, 2017. During the six months ended June 30, 2017, the waiver of such investment advisory fees by NFA amounted to $28,955, for which NFA shall not be entitled to later seek recoupment.

For the six months ended June 30, 2017, the Fund’s effective advisory fee rate before contractual fee waivers was 0.86%, and after contractual fee waivers was 0.85%.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds (“NMF”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended June 30, 2017, NFM earned $90,877, in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2017, the Fund’s portion of such costs amounted to $832.

30

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2017, the effective rate for administrative services fees was 0.15%, 0.15%, and 0.15% for Class I, Class II, and Class IV shares, respectively, for a total amount of $260,395.

Cross trades for the six months ended June 30, 2017 were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

Pursuant to these procedures, for the six months ended June 30, 2017, the Fund engaged in securities sales of $5,275,130 which resulted in net realized gains of $1,205,268. All trades were executed at market value and with no commissions.

4.  Line of Credit

The Trust and NMF (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 12, 2017. During the six months ended June 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended June 30, 2017, the Fund had purchases of $242,492,254 and sales of $391,700,187 (excluding short-term securities).

31

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the six months ended June 30, 2017, the Fund recaptured $40,645 of brokerage commissions.

32

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

10.  Federal Tax Information

As of June 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$322,808,931	$44,271,820	$(8,765,249)	$35,506,571

11.  Subsequent Events

The Trusts’ credit agreement has been renewed through July 12, 2018. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2017 (discussed above under “Line of Credit”).

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

33

Supplemental Information

June 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

NVIT Multi-Manager International Value Fund

NVIT Multi-Manager Large Cap Growth Fund

NVIT Multi-Manager Large Cap Value Fund

NVIT Multi-Manager Mid Cap Growth Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

34

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-advisers’ style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Advisers; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, and NVIT Multi-Manager Small Cap Value Fund ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees considered that each of NVIT Multi-Manager International Value Fund, NVIT

35

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Multi-Manager Small Company Fund ranked in the fourth quintile of its performance universe for the three-year period ended August 31, 2016. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

●

As to NVIT Multi-Manager International Value Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had underperformed over the three-year period, due primarily to stock selection of one Sub-Adviser and style factors with respect to the other Sub-Adviser, but that both Sub-Advisers had begun to deliver positive relative returns in recent periods. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

●

As to NVIT Multi-Manager Mid Cap Growth Fund, the Trustees considered the Adviser’s statements that the underperformance was largely due to the Sub-Advisers’ stock selection and to the Sub-Advisers’ approaches being driven by individual stock selection, which led to underperformance in a market where macro events and monetary policy decisions largely dominated investors’ focus, rather than company-specific fundamentals being the primary determinant of stock price movements.

●

As to NVIT Multi-Manager Small Company Fund, the Trustees considered the Adviser’s statements that the Sub-Advisers have underperformed recently due to a number of factors, including among others stock selection and changes in the investment environment, but that the Adviser continues to have confidence in the Sub-Advisers and their ability to generate positive long-term performance.

●

As to NVIT Multi-Manager Large Cap Growth Fund, the Trustees considered the Adviser’s statements that both Sub-Advisers had unperformed over the three-year period, both due to stock selection and style factors. They considered that the Adviser continues to have confidence in both Sub-Advisers and will monitor them closely going forward to determine whether assets might be allocated differently between them, or to another Sub-Adviser.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Advisers’ responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s statement that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each of the Funds ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees also noted the Adviser’s statement that the actual advisory fee rates for all of the Funds, except for the NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Small Company Fund, and NVIT Multi-Manager Small Cap Value Fund, ranked within the top three quintiles of the funds in its Broadridge expense group. The Trustees considered the Adviser’s statements, as to NVIT Multi-Manager International Growth Fund and NVIT Multi-Manager Small Cap Value Fund, that each Fund’s actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group, and as to NVIT Multi-Manager Small Company Fund, that its actual advisory fee was less than three basis points above the 60th percentile of its Broadridge expense group.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

36

Supplemental Information (Continued)

June 30, 2017 (Unaudited)

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

37

Management Information

June 30, 2017

TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 59 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	113	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	113	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.

38

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	113	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	113	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.

39

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	113	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	113	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	113	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	113	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

40

Management Information (Continued)

June 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	113

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

41

Management Information (Continued)

June 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Portfolio Manager, and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

42

Market Index Definitions

Bloomberg Barclays Emerging Markets USD Aggregate Index: An unmanaged index tracking foreign-currency-denominated debt instruments of emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, and Venezuela.

Bloomberg Barclays Municipal Bond Index: An unmanaged market value-weighted index that measures the performance of the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have a minimum credit rating of Baa, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be dated after December 31, 1990, and must be at least one year from their maturity date.

Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 to 20 years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays U.S. Corporate High Yield Index: An unmanaged index comprising bonds that have: 1) at least $150 million par value outstanding, (2) a maximum credit rating of Ba1 (including defaulted issues), and (3) at least one year to maturity.

MSCI ACWI® ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex U.S. Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in 22 of 23 global developed market countries as determined by MSCI; excludes the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

43

Market Index Definitions (con’t.)

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

44

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered PwC’s provision of non-audit services to NFA and Covered Services Providers, that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditor’s provision of these services is compatible with maintaining the auditor’s independence.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as PricewaterhouseCoopers LLP (“PwC”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of Nationwide Variable Insurance Trust (“NVIT”) by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds (the “Funds”) within the NVIT investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as PwC’s conclusions concerning PwC’s objectivity and impartiality with respect to the audits of the Funds.

PwC advised the Audit Committee that it believes that, in light of the facts of its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within PwC’s audit engagement has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over the Funds or Nationwide Fund Advisors, the investment adviser to the Funds; (2) none of the officers or trustees of the Funds are associated with the lenders; (3) the lenders receive no direct benefit from their record ownership of the Funds; (4) an investment in the Funds is passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances are immaterial to PwC and to each lender; (9) PwC has lending relationships with a diverse group of lenders, therefore PwC is not dependent upon any lender or lenders; and (10) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team.

3

On June 20, 2016, the SEC issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule assuming: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The requirements of the no-action letter appear to be met with respect to PwC’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR § 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable

Item 6.	Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

4

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Company.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101), or this Item.

Not Applicable

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

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Item 11.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the first fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the first fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	August 24, 2017

NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	August 24, 2017

*	Print the name and title of each signing officer under his or her signature.

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